                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                    811-6067
                                    --------------------------------------------

                        DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                    (Address of principal executive offices)      (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  December 1, 2003 - May 31, 2004

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ITEM 1.  REPORTS TO STOCKHOLDERS.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL

INDEX PORTFOLIO


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                 --------
DIMENSIONAL INVESTMENT GROUP INC.
   Statement of Assets and Liabilities                                                  1
   Statement of Operations                                                              2
   Statements of Changes in Net Assets                                                  3
   Financial Highlights                                                                 4
   Notes to Financial Statements                                                        5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY SERIES
   Schedule of Investments                                                              8
   Statement of Assets and Liabilities                                                 13
   Statement of Operations                                                             14
   Statements of Changes in Net Assets                                                 15
   Financial Highlights                                                                16
   Notes to Financial Statements                                                       17

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                            20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company
  (Cost $397,674)++ at Value+                                                        $      477,803
Receivables for Fund Shares Sold                                                                277
Prepaid Expenses and Other Assets                                                                17
                                                                                     --------------
    Total Assets                                                                            478,097
                                                                                     --------------

LIABILITIES:
Payables:
  Investment Securities Purchased                                                                21
  Fund Shares Redeemed                                                                          256
Accrued Expenses and Other Liabilities                                                           42
                                                                                     --------------
    Total Liabilities                                                                           319
                                                                                     --------------
NET ASSETS                                                                           $      477,778
                                                                                     ==============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                               54,241,520
                                                                                     ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                             $         8.81
                                                                                     ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $      491,980
Accumulated Net Investment Income (Loss)                                                      1,725
Accumulated Net Realized Gain (Loss)                                                        (97,083)
Unrealized Appreciation (Depreciation) of:
  Investment Securities                                                                      80,129
  Futures                                                                                     1,027
                                                                                     --------------
    Total Net Assets                                                                 $      477,778
                                                                                     ==============

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $412,294.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)

                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                          $        3,709
  Interest                                                                                       37
  Income from Securities Lending                                                                 24
  Expenses Allocated from Master Fund                                                          (121)
                                                                                     --------------
       Total Investment Income                                                                3,649
                                                                                     --------------

EXPENSES
  Administrative Services                                                                       113
  Accounting & Transfer Agent Fees                                                               50
  Legal Fees                                                                                      7
  Audit Fees                                                                                      3
  Filing Fees                                                                                    28
  Shareholders' Reports                                                                          17
  Directors' Fees and Expenses                                                                    4
  Other                                                                                           2
                                                                                     --------------
       Total Expenses                                                                           224
       Fees Waived, Expenses Reimbursed and/or Previously Waived Fees
         Recovered by Advisor (Note C)                                                         (113)
                                                                                     --------------
       Net Expenses                                                                             111
                                                                                     --------------
  NET INVESTMENT INCOME (LOSS)                                                                3,538
                                                                                     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                       (222)
  Net Realized Gain (Loss) on Futures                                                         1,094
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                                                    23,120
    Futures                                                                                    (244)
                                                                                     --------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                   23,748
                                                                                     --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $       27,286
                                                                                     ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                               SIX MONTHS        YEAR
                                                                                  ENDED          ENDED
                                                                                 MAY 31,        NOV. 30,
                                                                                  2004           2003
                                                                              ------------    ------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $      3,538    $      5,479
  Net Realized Gain (Loss) on Investment Securities Sold                              (222)        (15,063)
  Net Realized Gain (Loss) on Futures                                                1,094           1,349
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                                           23,120          57,547
    Futures                                                                           (244)           (362)
                                                                              ------------    ------------
       Net Increase (Decrease) in Net Assets Resulting from Operations              27,286          48,950
                                                                              ------------    ------------

Distributions From:
  Net Investment Income                                                             (3,340)         (5,127)
                                                                              ------------    ------------
       Total Distributions                                                          (3,340)         (5,127)
                                                                              ------------    ------------

Capital Share Transactions (1):
  Shares Issued                                                                     70,398         140,590
  Shares Issued in Lieu of Cash Distributions                                        3,319           5,022
  Shares Redeemed                                                                  (18,840)        (95,888)
                                                                              ------------    ------------
       Net Increase (Decrease) from Capital Share Transactions                      54,877          49,724
                                                                              ------------    ------------
       Total Increase (Decrease)                                                    78,823          93,547

NET ASSETS
  Beginning of Period                                                              398,955         305,408
                                                                              ------------    ------------
  End of Period                                                               $    477,778    $    398,955
                                                                              ============    ============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                   8,029          18,814
     Shares Issued in Lieu of Cash Distributions                                       383             686
     Shares Redeemed                                                                (2,145)        (13,045)
                                                                              ------------    ------------
                                                                                     6,267           6,455
                                                                              ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS         YEAR           YEAR           YEAR           YEAR         SEP. 23,
                                           ENDED           ENDED          ENDED          ENDED          ENDED           TO
                                          MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,      NOV. 30,
                                           2004            2003           2002           2001           2000           1999
                                        -----------     -----------    -----------    -----------    -----------    -----------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $      8.32     $      7.36    $      8.94    $     10.31    $     10.87    $     10.00
                                        -----------     -----------    -----------    -----------    -----------    -----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                 0.07            0.13           0.11           0.11           0.11           0.02
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.49            0.95          (1.58)         (1.37)         (0.57)          0.85
                                        -----------     -----------    -----------    -----------    -----------    -----------
    Total from Investment Operations           0.56            1.08          (1.47)         (1.26)         (0.46)          0.87
                                        -----------     -----------    -----------    -----------    -----------    -----------

LESS DISTRIBUTIONS
  Net Investment Income                       (0.07)          (0.12)         (0.11)         (0.11)         (0.10)            --
  Net Realized Gains                             --              --             --             --             --             --
                                        -----------     -----------    -----------    -----------    -----------    -----------
    Total Distributions                       (0.07)          (0.12)         (0.11)         (0.11)         (0.10)            --
                                        -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period          $      8.81     $      8.32    $      7.36    $      8.94    $     10.31    $     10.87
                                        ===========     ===========    ===========    ===========    ===========    ===========
Total Return                                   6.71%#         14.94%        (16.61)%       (12.31)%        (4.28)%         8.70%#

Net Assets, End of Period
  (thousands)                           $   447,778     $   398,955    $   305,408    $   219,629    $   174,078    $    55,887
Ratio of Expenses to Average Net
  Assets (1)                                   0.10%*          0.11%          0.10%          0.10%          0.10%          0.10%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses and/or
  recovery of previously waived
  fees) (1)                                    0.15%*          0.16%          0.17%          0.16%          0.17%          0.35%*
Ratio of Net Investment Income to
  Average Net Assets                           1.56%*          1.69%          1.49%          1.22%          1.07%          1.20%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses and/or recovery of
  previously waived fees)                      1.51%*          1.64%          1.42%          1.16%          1.00%          0.95%*
Portfolio Turnover Rate                         N/A             N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series                                     1%#             8%            11%             8%             8%             4%(a)

----------
*   Annualized
#   Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.
(a) For the year ended November 30, 1999.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 14% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $6,342.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.10% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, approximately $533,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2007.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis differ from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities mainly due to wash sales which have the effect of reducing tax basis distributable earnings.

    At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

            Gross Unrealized Appreciation                   $   80,129
            Gross Unrealized Depreciation                      (14,620)
                                                            ----------
            Net                                             $   65,509
                                                            ==========

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $82,255,000 of which $61,000, $1,616,000, $51,761,000,
$14,821,000 and $13,996,000 will expire on November 30, 2007, November 30, 2008,
November 30, 2009, November 30, 2010 and November 30, 2011 respectively.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2004.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                  SHARES            VALUE+
                                                  ------            ------
COMMON STOCKS -- (87.5%)
   3M Co.                                        244,400   $    20,666,464
   Abbott Laboratories                           487,700        20,098,117
   Ace, Ltd.                                      87,100         3,586,778
 * ADC Telecommunications, Inc.                  251,500           638,810
 # Adobe Systems, Inc.                            74,400         3,320,472
*# Advanced Micro Devices, Inc.                  108,700         1,690,285
 * AES Corp.                                     194,200         1,813,828
   Aetna, Inc.                                    47,800         3,881,360
 * Affiliated Computer Services, Inc.
     Class A                                      42,700         2,127,314
   AFLAC, Inc.                                   159,900         6,491,940
 * Agilent Technologies, Inc.                    148,300         3,811,310
   Air Products & Chemicals, Inc.                 70,900         3,542,873
   Alberto-Culver Co. Class B                     28,300         1,330,666
 # Albertson's, Inc.                             114,400         2,680,392
   Alcoa, Inc.                                   271,400         8,494,820
*# Allegheny Energy, Inc.                         39,600           564,300
   Allegheny Technologies, Inc.                   25,200           302,652
   Allergan, Inc.                                 40,900         3,636,010
 * Allied Waste Industries, Inc.                  99,900         1,324,674
 # Allstate Corp.                                219,400         9,649,212
   Alltel Corp.                                   97,400         4,931,362
*# Altera Corp.                                  118,100         2,703,309
   Altria Group, Inc.                            638,400        30,624,048
   Ambac Financial Group, Inc.                    33,300         2,302,695
   Amerada Hess Corp.                             28,000         1,976,520
   Ameren Corp.                                   56,700         2,506,140
 # American Electric Power Co., Inc.             123,200         3,914,064
   American Express Co.                          401,200        20,340,840
   American International Group, Inc.            813,800        59,651,540
   American Power Conversion Corp.                61,900         1,120,390
 * American Standard Companies, Inc.              67,500         2,532,600
   AmerisourceBergen Corp.                        35,000         2,099,300
*# Amgen, Inc.                                   402,400        22,011,280
   AmSouth Bancorporation                        109,500         2,790,060
   Anadarko Petroleum Corp.                       78,500         4,279,820
 # Analog Devices, Inc.                          116,600         5,730,890
*# Andrew Corp.                                   49,600           974,640
   Anheuser-Busch Companies, Inc.                254,100        13,535,907
*# Anthem, Inc.                                   43,100         3,815,643
   AON Corp.                                      97,900         2,704,977
   Apache Corp.                                  101,100         4,080,396
   Apartment Investment & Management
     Co. Class A                                  29,200           843,296
 * Apollo Group, Inc. (Class A)                   54,900         5,149,620
*# Apple Computer, Inc.                          115,300         3,235,318
 # Applera Corporation - Applied
     Biosystems Group                             64,300         1,246,134
 * Applied Materials, Inc.                       524,500        10,469,020
 * Applied Micro Circuits Corp.                   96,900           522,291
   Archer-Daniels Midland Co.                    202,100         3,360,923
   Ashland, Inc.                                  21,700         1,023,155
 # AT&T Corp.                                    247,500         4,103,550
 * AT&T Wireless Services, Inc.                  849,800        12,033,168
 # Autodesk, Inc.                                 35,200         1,262,272
   Automatic Data Processing, Inc.               183,900   $     8,170,677
*# AutoNation, Inc.                               85,800         1,430,286
 * Autozone, Inc.                                 27,200         2,359,600
*# Avaya, Inc.                                   132,500         2,097,475
   Avery Dennison Corp.                           34,500         2,036,880
   Avon Products, Inc.                            73,500         6,516,510
   B B & T Corp.                                 170,500         6,424,440
   Baker Hughes, Inc.                            104,400         3,552,732
   Ball Corp.                                     17,500         1,195,425
 # Bank of America Corp.                         640,659        53,257,983
   Bank of New York Co., Inc.                    241,300         7,255,891
   Bank One Corp.                                349,200        16,918,740
   Bard (C.R.), Inc.                              16,200         1,817,154
   Bausch & Lomb, Inc.                            16,400         1,000,728
 # Baxter International, Inc.                    190,300         5,983,032
   Bear Stearns Companies, Inc.                   32,400         2,626,344
   Becton Dickinson & Co.                         78,800         3,965,216
 * Bed, Bath and Beyond, Inc.                     93,100         3,467,975
   Bellsouth Corp.                               571,100        14,254,656
   Bemis Co., Inc.                                33,500           922,925
 # Best Buy Co., Inc.                            101,300         5,344,588
 * Big Lots, Inc.                                 36,400           532,168
*# Biogen Idec, Inc.                             102,200         6,351,730
 # Biomet, Inc.                                   79,800         3,201,576
 * BJ Services, Co.                               49,700         2,081,933
   Black & Decker Corp.                           24,500         1,468,285
 # Block (H.&R.), Inc.                            55,600         2,716,060
*# BMC Software, Inc.                             70,200         1,238,328
 # Boeing Co.                                    262,800        12,036,240
   Boise Cascade Corp.                            27,200           956,080
 * Boston Scientific Corp.                       255,400        11,314,220
   Bristol Myers Squibb Co.                      605,400        15,298,458
*# Broadcom Corp.                                 94,400         3,984,624
   Brown-Forman Corp. Class B                     37,800         1,816,290
   Brunswick Corp.                                29,200         1,182,600
   Burlington Northern Santa Fe Corp.            116,100         3,824,334
   Burlington Resources, Inc.                     61,700         4,130,198
*# Calpine Corp.                                 128,900           488,531
 # Campbell Soup Co.                             128,200         3,270,382
 # Capital One Financial Corp.                    72,000         5,044,320
   Cardinal Health, Inc.                         135,700         9,188,247
 * Caremark Rx, Inc.                             142,200         4,436,640
 # Carnival Corp.                                196,500         8,372,865
 # Caterpillar, Inc.                             108,300         8,160,405
 # Cendant Corp.                                 314,300         7,210,042
   CenterPoint Energy, Inc.                       95,500         1,035,220
   Centex Corp.                                   39,000         1,891,110
   CenturyTel, Inc.                               45,000         1,345,050
   Charter One Financial, Inc.                    69,400         3,050,824
 # ChevronTexaco Corp.                           333,600        30,157,440
*# Chiron Corp.                                   58,500         2,617,875
   Chubb Corp.                                    58,600         3,947,882
*# CIENA Corp.                                   179,900           647,640
 # CIGNA Corp.                                    44,000         2,983,200
   Cincinnati Financial Corp.                     52,605         2,248,864
   Cinergy Corp.                                  55,500         2,081,805

                                                  SHARES            VALUE+
                                                  ------            ------
   Cintas Corp.                                   53,400   $     2,423,292
   Circuit City Stores, Inc.                      65,600           785,232
 * Cisco Sytems, Inc.                          2,143,400        47,476,310
 # Citigroup, Inc.                             1,606,500        74,589,795
 * Citizens Communications Co.                    88,700         1,126,490
 * Citrix Systems, Inc.                           51,200         1,077,760
 # Clear Channel Communications, Inc.            192,000         7,622,400
   Clorox Co.                                     65,500         3,429,580
*# CMS Energy Corp.                               50,200           432,724
   Coca-Cola Co.                                 762,600        39,159,510
   Coca-Cola Enterprises, Inc.                   143,100         3,942,405
   Colgate-Palmolive Co.                         166,100         9,500,920
 * Comcast Corp. Class A                         702,100        20,325,795
   Comerica, Inc.                                 54,700         3,096,567
   Computer Associates International,
     Inc.                                        181,500         4,911,390
 * Computer Sciences Corp.                        58,500         2,550,015
 * Compuware Corp.                               119,900           953,205
 * Comverse Technology, Inc.                      60,100         1,061,967
   Conagra, Inc.                                 167,500         4,710,100
   ConocoPhilips                                 213,500        15,655,955
   Consolidated Edison, Inc.                      75,000         2,944,500
   Constellation Energy Group                     52,200         1,996,128
 * Convergys Corp.                                44,700           656,196
   Cooper Industries, Ltd.                        28,700         1,633,030
   Cooper Tire & Rubber Co.                       23,000           485,070
 # Coors (Adolph) Co. Class B                     11,400           734,730
*# Corning, Inc.                                 420,500         5,209,995
 # Costco Wholesale Corp.                        142,900         5,398,762
   Countrywide Financial Corp.                    86,100         5,553,450
 # Crane Co.                                      18,500           558,515
 # CSX Corp.                                      66,700         2,107,720
 # Cummins, Inc.                                  13,300           774,592
   CVS Corp.                                     123,600         5,151,648
 # Dana Corp.                                     46,400           865,360
 # Danaher Corp.                                  96,000         4,514,880
   Darden Restaurants, Inc.                       51,400         1,156,500
   Deere & Co.                                    75,900         4,986,630
 * Dell, Inc.                                    798,600        28,094,748
   Delphi Automotive Systems Corp.               174,700         1,780,193
*# Delta Air Lines, Inc.                          38,500           234,850
   Deluxe Corp.                                   15,800           676,556
   Devon Energy Corp.                             72,600         4,309,536
   Dillards, Inc. Class A                         26,000           520,260
   Disney (Walt) Co.                             638,600        14,987,942
 # Dollar General Corp.                          105,100         2,038,940
   Dominion Resources, Inc.                      101,200         6,372,564
   Donnelley (R.R.) & Sons Co.                    68,200         2,063,732
   Dover Corp.                                    63,400         2,470,064
   Dow Chemical Co.                              290,700        11,598,930
 # Dow Jones & Co., Inc.                          25,500         1,222,215
   DTE Energy Co.                                 52,700         2,119,067
   Duke Energy Corp.                             283,100         5,645,014
   DuPont (E.I.) de Nemours & Co., Inc.          311,200        13,443,840
*# Dynegy, Inc.                                  117,500           515,825
 * E Trade Group, Inc.                           116,600         1,330,406
 # Eastman Chemical Co.                           24,100         1,116,794
   Eastman Kodak Co.                              89,400         2,340,492
   Eaton Corp.                                    47,900         2,794,965
 * eBay, Inc.                                    201,500        17,893,200
   Ecolab, Inc.                                   80,200         2,446,902
   Edison International                          101,600   $     2,452,624
   El Paso Corp.                                 200,100         1,442,721
*# Electronic Arts, Inc.                          93,300         4,742,439
 # Electronic Data Systems Corp.                 149,900         2,450,865
 * EMC Corp.                                     754,400         8,479,456
 # Emerson Electric Co.                          131,500         7,850,550
   Engelhard Corp.                                39,100         1,183,557
   Entergy Corp.                                  71,400         3,899,154
 # EOG Resources, Inc.                            35,800         1,912,794
 # Equifax, Inc.                                  43,400         1,063,734
   Equity Office Properties Trust                124,700         3,360,665
   Equity Residential Corp.                       86,900         2,558,336
   Exelon Corp.                                  205,400         6,839,820
 * Express Scripts, Inc. Class A                  24,200         1,893,892
 # Exxon Mobil Corp.                           2,044,900        88,441,925
 # Family Dollar Stores, Inc.                     53,700         1,684,032
   Federal Home Loan Mortgage
     Corporation                                 214,700        12,536,333
   Federal National Mortgage
     Association                                 303,000        20,513,100
   Federated Department Stores, Inc.              56,400         2,690,844
   Federated Investors, Inc.                      33,900         1,009,542
   FedEx Corp.                                    93,100         6,850,298
   Fifth Third Bancorp                           176,200         9,565,898
 # First Data Corp.                              277,800        12,025,962
 # First Horizon National Corp.                   39,200         1,825,544
 # FirstEnergy Corp.                             102,800         4,009,200
 * Fiserv, Inc.                                   60,700         2,295,674
 # Fluor Corp.                                    25,600         1,034,752
 # Ford Motor Co.                                571,200         8,482,320
 * Forest Laboratories, Inc.                     114,700         7,270,833
   Fortune Brands, Inc.                           45,400         3,418,620
   FPL Group, Inc.                                57,500         3,665,625
   Franklin Resources, Inc.                       77,800         3,911,784
 # Freeport McMoran Copper & Gold,
     Inc. Class B                                 61,100         2,054,793
   Gannett Co., Inc.                              84,500         7,419,100
   Gap, Inc.                                     279,400         6,747,510
 * Gateway, Inc.                                 117,100           474,255
 # General Dynamics Corp.                         61,800         5,909,934
   General Electric Co.                        3,181,800        99,017,616
 # General Mills, Inc.                           117,000         5,387,850
 # General Motors Corp.                          175,300         7,956,867
 # Genuine Parts Co.                              54,300         2,043,852
 * Genzyme Corp.                                  69,900         3,046,242
   Georgia-Pacific Corp.                          79,100         2,833,362
   Gillette Co.                                  314,100        13,534,569
   Golden West Financial Corp.                    47,400         5,155,698
   Goodrich (B.F.) Co.                            36,600         1,025,898
*# Goodyear Tire & Rubber Co.                     54,700           475,890
   Grainger (W.W.), Inc.                          28,500         1,551,825
   Great Lakes Chemical Corp.                     15,800           391,524
   Guidant Corp.                                  97,200         5,281,848
   Halliburton Co.                               136,600         3,966,864
   Harley-Davidson, Inc.                          94,500         5,432,805
   Harrahs Entertainment, Inc.                    34,700         1,783,580
   Hartford Financial Services Group,
     Inc.                                         91,000         6,016,920
   Hasbro, Inc.                                   54,500         1,071,470
 # HCA, Inc.                                     154,600         6,003,118
   Health Management Associates, Inc.             75,800         1,666,842

                                                  SHARES            VALUE+
                                                  ------            ------
   Heinz (H.J.) Co.                              109,800   $     4,099,932
 * Hercules, Inc.                                 34,600           366,068
   Hershey Foods Corp.                            40,500         3,593,565
 # Hewlett-Packard Co.                           951,500        20,209,860
   Hilton Hotels Corp.                           118,300         2,052,505
 # Home Depot, Inc.                              709,600        25,488,832
   Honeywell International, Inc.                 267,900         9,028,230
 * Hospira, Inc.                                  48,770         1,250,463
 * Humana, Inc.                                   50,500           862,035
 # Huntington Bancshares, Inc.                    71,500         1,620,905
 # Illinois Tool Works, Inc.                      96,100         8,637,468
   IMS Health, Inc.                               74,700         1,858,536
   Ingersoll-Rand Co., Ltd. Class A               54,700         3,571,910
   Intel Corp.                                 2,022,000        57,728,100
   International Business Machines
     Corp.                                       529,900        46,943,841
   International Flavors & Fragrances,
     Inc.                                         29,200         1,050,616
   International Game Technology                 108,100         4,248,330
   International Paper Co.                       149,900         6,285,307
*# Interpublic Group of Companies, Inc.          129,400         1,860,772
 * Intuit, Inc.                                   61,900         2,425,242
   ITT Industries, Inc.                           28,800         2,319,840
 * Jabil Circuit, Inc.                            62,400         1,766,544
   Janus Capital Group, Inc.                      75,000         1,227,750
 * JDS Uniphase Corp.                            447,900         1,545,255
   Jefferson-Pilot Corp.                          44,000         2,258,520
 # Johnson & Johnson                             925,600        51,565,176
   Johnson Controls, Inc.                         58,800         3,170,496
   Jones Apparel Group, Inc.                      39,400         1,515,718
   JP Morgan Chase & Co.                         642,100        23,654,964
   KB Home Corp.                                  14,600           961,848
 # Kellogg Co.                                   128,600         5,452,640
 # Kerr-McGee Corp.                               31,400         1,546,450
   KeyCorp                                       130,800         4,108,428
 # KeySpan Corp.                                  49,600         1,755,840
   Kimberly Clark Corp.                          156,400        10,306,760
   Kinder Morgan, Inc.                            38,400         2,304,000
 * King Pharmaceuticals, Inc.                     75,200         1,004,672
 * KLA-Tencor Corp.                               61,200         2,948,616
   Knight Ridder, Inc.                            24,900         1,891,902
 * Kohls Corp.                                   106,100         5,046,116
*# Kroger Co.                                    232,300         3,877,087
 # Leggett and Platt, Inc.                        59,800         1,511,744
 # Lehman Brothers Holdings, Inc.                 86,500         6,543,725
 * Lexmark International Group, Inc.              40,100         3,782,232
   Lilly (Eli) & Co.                             350,500        25,821,335
 # Limited Brands, Inc.                          145,200         2,802,360
   Lincoln National Corp.                         55,500         2,635,695
   Linear Technology Corp.                        97,400         3,862,884
   Liz Claiborne, Inc.                            34,000         1,166,200
   Lockheed Martin Corp.                         140,700         6,970,278
   Loews Corp.                                    57,900         3,336,777
 # Louisiana-Pacific Corp.                        33,000           762,300
 # Lowe's Companies, Inc.                        245,300        13,140,721
 * LSI Logic Corp.                               118,200           969,240
*# Lucent Technologies, Inc.                   1,329,100         4,744,887
   M & T Bank Corp.                               38,000         3,441,660
   Manor Care, Inc.                               27,900           874,107
   Marathon Oil Corp.                            106,200         3,540,708
 # Marriott International, Inc. Class A           71,800         3,541,894
   Marsh & McLennan Co., Inc.                    165,300   $     7,293,036
   Marshall & Isley Corp.                         70,600         2,905,190
   Masco Corp.                                   141,100         4,084,845
 # Mattel, Inc.                                  134,100         2,344,068
 # Maxim Integrated Products, Inc.               102,300         5,199,909
 # May Department Stores Co.                      90,000         2,579,400
   Maytag Corp.                                   24,500           638,960
   MBIA, Inc.                                     45,000         2,492,550
   MBNA Corp.                                    398,500        10,121,900
 # McCormick & Co., Inc.                          42,800         1,517,260
   McDonalds Corp.                               393,500        10,388,400
 # McGraw-Hill Companies, Inc.                    59,600         4,644,032
   McKesson Corp.                                 90,800         3,123,520
 # MeadWestavco Corp.                             62,700         1,731,774
 * Medco Health Solutions, Inc.                   84,300         2,953,029
 * Medimmune, Inc.                                77,200         1,858,204
 # Medtronic, Inc.                               378,100        18,110,990
   Mellon Financial Corp.                        134,200         3,950,848
   Merck & Co., Inc.                             693,800        32,816,740
 * Mercury Interactive Corp.                      28,100         1,347,114
   Meredith Corp.                                 15,700           823,622
   Merrill Lynch & Co., Inc.                     302,800        17,199,040
   MetLife, Inc.                                 237,100         8,428,905
   MGIC Investment Corp.                          30,700         2,241,100
 * Micron Technology, Inc.                       190,000         2,855,700
 # Microsoft Corp.                             3,366,600        88,709,910
 * Millipore Corp.                                15,200           835,848
   Molex, Inc.                                    59,400         1,743,984
   Monsanto Co.                                   82,900         2,860,050
 * Monster Worldwide, Inc.                        35,300           893,443
 # Moody's Corp.                                  46,400         3,034,096
   Morgan Stanley Dean Witter & Co.              342,200        18,311,122
 # Motorola, Inc.                                730,100        14,434,077
   Mylan Laboratories, Inc.                       85,400         1,905,274
 * Nabors Industries, Ltd.                        45,700         1,891,980
   National City Corp.                           189,000         6,707,610
 * National Semiconductor Corp.                  111,000         2,405,370
*# Navistar International Corp.                   21,500           815,925
 * NCR Corp.                                      29,500         1,423,080
*# Network Appliance Corp.                       107,600         2,130,480
   New York Times Class A                         46,700         2,177,621
 # Newell Rubbermaid, Inc.                        85,600         2,017,592
   Newmont Mining Corp.                          134,800         5,352,908
 * Nextel Communications Corp.
     Class A                                     342,900         7,931,277
 # Nicor, Inc.                                    13,700           455,936
   Nike, Inc. Class B                             82,100         5,841,415
 # NiSource, Inc.                                 81,900         1,659,294
 * Noble Corp.                                    41,900         1,443,874
 # Nordstrom, Inc.                                42,900         1,739,595
   Norfolk Southern Corp.                        121,900         2,953,637
 # North Fork Bancorporation, Inc.                53,200         2,048,200
   Northern Trust Corp.                           68,800         2,954,960
   Northrop Grumman Corp.                         58,200         6,002,166
 * Novell, Inc.                                  117,500         1,070,425
 * Novellus Systems, Inc.                         47,800         1,591,262
   Nucor Corp.                                    24,400         1,606,740
*# Nvidia Corp.                                   50,500         1,190,790
   Occidental Petroleum Corp.                    121,100         5,352,620
 * Office Depot, Inc.                             96,900         1,583,346
   Omnicom Group, Inc.                            59,300         4,736,291

                                                  SHARES            VALUE+
                                                  ------            ------
 * Oracle Systems Corp.                        1,630,400   $    18,456,128
   Paccar, Inc.                                   54,600         3,046,680
 * Pactiv Corp.                                   49,100         1,157,778
   Pall Corp.                                     39,200           947,856
 * Parametric Technology Corp.                    83,200           403,520
   Parker-Hannifin Corp.                          37,000         2,055,720
   Paychex, Inc.                                 117,700         4,414,927
 # Penney (J.C.) Co., Inc.                        85,100         3,044,878
 # Peoples Energy Corp.                           11,700           484,614
 * Peoplesoft, Inc.                              113,400         2,027,592
 # Pepsi Bottling Group, Inc.                     81,000         2,349,000
   Pepsico, Inc.                                 533,400        28,467,558
   PerkinElmer, Inc.                              39,600           772,596
   Pfizer, Inc.                                2,378,100        84,042,054
*# PG&E Corp. (Holding Co.)                      130,700         3,724,950
 * Phelps Dodge Corp.                             28,900         1,962,310
   Pinnacle West Capital Corp.                    28,500         1,148,265
 # Pitney Bowes, Inc.                             72,900         3,231,657
 # Plum Creek Timber Co., Inc.                    57,100         1,788,372
 * PMC Sierra, Inc.                               53,900           759,990
   PNC Financial Services Group                   86,500         4,775,665
 * Power-One, Inc.                                26,000           262,080
   PPG Industries, Inc.                           53,400         3,193,320
   PPL Corp.                                      55,300         2,386,195
   Praxair, Inc.                                 101,400         3,750,786
   Principal Financial Group, Inc.               100,000         3,495,000
   Procter & Gamble Co.                          403,000        43,451,460
 # Progress Energy, Inc.                          76,400         3,255,404
   Progressive Corp.                              67,700         5,806,629
   ProLogis                                       56,500         1,811,390
 * Providian Financial Corp.                      90,500         1,230,800
 # Prudential Financial, Inc.                    168,600         7,468,980
   Public Service Enterprise Group, Inc.          73,700         3,107,192
   Pulte Homes Inc.                               39,100         2,062,525
*# Q Logic Corp.                                  29,600           908,720
   Qualcomm, Inc.                                251,200        16,847,984
   Quest Diagnostics, Inc.                        32,300         2,782,645
*# Qwest Communications International,
     Inc.                                        550,800         2,065,500
   Radioshack Corp.                               51,200         1,555,968
   Raytheon Co.                                  138,400         4,601,800
   Reebok International, Ltd.                     18,400           667,000
   Regions Financial Corp.                        69,200         2,630,984
 # RJ Reynolds Tobacco Holdings, Inc.             26,300         1,478,060
   Robert Half International, Inc.                53,400         1,494,132
   Rockwell Collins, Inc.                         55,600         1,670,224
   Rockwell International Corp.                   58,400         1,977,424
   Rohm & Haas Co.                                69,400         2,674,676
*# Rowan Companies, Inc.                          32,500           714,350
   Ryder System, Inc.                             20,300           754,145
   Sabre Holdings Corp.                           43,700         1,114,350
 # Safeco Corp.                                   43,200         1,812,240
*# Safeway, Inc.                                 137,900         3,111,024
 * Saint Jude Medical, Inc.                       53,800         4,102,788
   Saint Paul Companies, Inc.                    211,227         8,381,487
 * Sanmina Corp.                                 161,800         1,711,844
 # Sara Lee Corp.                                246,700         5,649,430
   SBC Communications, Inc.                    1,031,700        24,451,290
   Schering-Plough Corp.                         458,900         7,755,410
   Schlumberger, Ltd.                            183,600        10,496,412
 # Schwab (Charles) Corp.                        423,100         4,146,380
 # Scientific-Atlanta, Inc.                       47,600   $     1,638,392
 * Sealed Air Corp.                               26,500         1,332,155
 # Sears, Roebuck & Co.                           69,300         2,633,400
   Sempra Energy                                  70,900         2,365,933
 # Sherwin-Williams Co.                           45,400         1,784,220
 * Siebel Systems, Inc.                          154,700         1,670,760
   Sigma-Aldrich Corp.                            21,600         1,233,576
   Simon Property Group, Inc.                     63,600         3,279,852
   SLM Corp.                                     140,700         5,393,031
   Snap-On, Inc.                                  18,200           612,066
 * Solectron Corp.                               299,900         1,649,450
 # Southern Co.                                  228,400         6,605,328
   SouthTrust Corp.                              103,000         3,488,610
   Southwest Airlines Co.                        246,300         3,820,113
 # Sprint Corp.                                  443,300         7,873,008
 # Stanley Works                                  25,300         1,101,815
   Staples, Inc.                                 155,800         4,296,964
 * Starbucks Corp.                               123,500         5,019,040
   Starwood Hotels and Resorts
     Worldwide, Inc.                              63,700         2,686,866
   State Street Corp.                            104,600         5,064,732
   Stryker Corp.                                 124,400         6,325,740
 * Sun Microsystems, Inc.                      1,025,300         4,337,019
 * Sungard Data Systems, Inc.                     89,600         2,482,816
   Sunoco, Inc.                                   24,100         1,482,873
 # Suntrust Banks, Inc.                           88,100         5,733,548
   Supervalu, Inc.                                41,900         1,299,738
 * Symantec Corp.                                 97,100         4,447,180
   Symbol Technologies, Inc.                      72,100         1,062,033
   Synovus Financial Corp.                        94,100         2,423,075
   Sysco Corp.                                   201,100         7,541,250
   T. Rowe Price Group, Inc.                      39,300         1,892,688
   Target Corp.                                  284,200        12,703,740
 # Teco Energy, Inc.                              58,600           712,576
   Tektronix, Inc.                                26,400           833,184
 * Tellabs, Inc.                                 129,600         1,029,024
   Temple-Inland, Inc.                            17,000         1,110,440
 * Tenet Healthcare Corp.                        145,000         1,728,400
 * Teradyne, Inc.                                 59,600         1,328,484
   Texas Instruments, Inc.                       540,300        14,107,233
 # Textron, Inc.                                  43,000         2,349,950
   The Goldman Sachs Group, Inc.                 150,800        14,161,628
 * Thermo-Electron Corp.                          51,600         1,588,248
 # Thomas & Betts Corp.                           18,200           445,172
   Tiffany & Co.                                  45,700         1,616,409
 * Time Warner, Inc.                           1,420,300        24,201,912
   TJX Companies, Inc.                           157,000         3,910,870
   Torchmark Corp.                                35,300         1,912,907
 * Toys R Us, Inc.                                66,600         1,046,952
 * Transocean, Inc.                               99,800         2,667,654
   Tribune Co.                                   103,100         4,978,699
   TXU Corp.                                     101,000         3,774,370
 # Tyco International, Ltd.                      623,700        19,203,723
   U.S. Bancorp                                  598,800        16,826,280
   Union Pacific Corp.                            80,700         4,706,424
   Union Planters Corp.                           58,800         1,770,468
 * Unisys Corp.                                  103,400         1,402,104
   United Parcel Service, Inc.                   352,200        25,259,784
 # United States Steel Corp.                      35,300         1,071,708
   United Technologies Corp.                     161,100        13,630,671
 # Unitedhealth Group, Inc.                      195,200        12,736,800

                                                  SHARES            VALUE+
                                                  ------            ------
 * Univision Communications, Inc.
     Class A                                     100,600   $     3,274,530
   Unocal Corp.                                   80,800         2,878,904
 # UnumProvident Corp.                            92,400         1,345,344
 # UST, Inc.                                      51,700         1,931,512
 # Valero Energy Corp.                            40,500         2,677,455
*# Veritas Software Co.                          133,500         3,551,100
   Verizon Communications, Inc.                  861,400        29,787,212
 # VF Corp.                                       33,700         1,583,226
   Viacom, Inc. Class B                          545,600        20,127,184
   Visteon Corp.                                  40,700           446,072
 # Vulcan Materials Co.                           31,700         1,418,892
   Wachovia Corp.                                410,000        19,356,100
   Walgreen Co.                                  319,700        11,192,697
   Wal-Mart Stores, Inc.                       1,349,800        75,224,354
   Washington Mutual, Inc.                       280,500        12,252,240
 # Waste Management, Inc.                        179,900         5,173,924
 * Waters Corp.                                   37,900         1,746,432
 * Watson Pharmaceuticals, Inc.                   33,700         1,258,695
 * Wellpoint Health Networks, Inc.                48,400         5,398,536
 # Wells Fargo & Co.                             527,700        31,028,760
   Wendy's International, Inc.                    35,600         1,345,324
   Weyerhaeuser Co.                               73,200         4,427,136
 # Whirlpool Corp.                                21,700         1,443,701
   Williams Companies, Inc.                      161,600         1,924,656
 # Winn-Dixie Stores, Inc.                        44,200           279,786
   Worthington Industries, Inc.                   26,900           514,866
 # Wrigley (Wm.) Jr. Co.                          70,100         4,402,280
   Wyeth                                         415,400        14,954,400
   XCEL Energy, Inc.                             124,400         2,113,556
*# Xerox Corp.                                   248,800         3,368,752
 # Xilinx, Inc.                                  107,600         3,925,248
 # XL Capital, Ltd.                               42,800         3,195,020
*# Yahoo!, Inc.                                  415,000        12,723,900
 * Yum! Brands, Inc.                              91,800         3,442,500
 * Zimmer Holdings, Inc.                          75,400         6,435,390
   Zions Bancorp                                  28,000         1,716,400
                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $2,587,575,053)                                     3,253,108,973
                                                           ---------------

                                                 FACE
                                                 AMOUNT             VALUE+
                                                 ------             ------
                                                 (000)
TEMPORARY CASH
  INVESTMENTS -- (12.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $65,199,000
   FHLB Floating Rate Notes,
   10/03/05, valued at $65,117,501) to
   be repurchased at $64,161,344
   (Cost $64,155,000)                          $  64,155   $    64,155,000
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 0.96%, 06/01/04
   (Collateralized by $392,750,000
   U.S. Treasury Obligations rates
   ranging from 1.875% to 6.75%,
   maturities ranging from 05/15/05 to
   11/30/05, valued at $410,731,038)
   to be repurchased at $402,719,403
   (Cost $402,676,451)^                          402,676       402,676,451
                                                           ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $466,831,451)                                          466,831,451
                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,054,406,505)++                                  $ 3,719,940,424
                                                           ===============


----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,216,721,011.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   (UNAUDITED)

ASSETS:
Investments at Value (including $390,011 of securities on loan)                      $    3,719,940
Cash                                                                                          3,729
Receivables:
  Dividends and Interest                                                                      5,142
  Fund Shares Sold                                                                            1,653
  Securities Lending Income                                                                      17
Prepaid Expenses and Other Assets                                                                24
                                                                                     --------------
    Total Assets                                                                          3,730,505
                                                                                     --------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned                                                           402,677
  Fund Shares Redeemed                                                                        2,119
  Futures Margin Variation                                                                      139
  Due to Advisor                                                                                 68
Accrued Expenses and Other Liabilities                                                          270
                                                                                     --------------
    Total Liabilities                                                                       405,273
                                                                                     --------------
NET ASSETS                                                                           $    3,325,232
                                                                                     ==============
Investments at Cost                                                                  $    3,054,407
                                                                                     ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)

                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                          $       26,657
  Interest                                                                                      266
  Income from Securities Lending                                                                171
                                                                                     --------------
        Total Investment Income                                                              27,094
                                                                                     --------------

EXPENSES
  Investment Advisory Services                                                                  408
  Accounting & Transfer Agent Fees                                                              244
  Custodian Fees                                                                                 56
  Legal Fees                                                                                     13
  Audit Fees                                                                                     21
  S&P 500 Fees                                                                                   38
  Shareholders' Reports                                                                          28
  Trustees' Fees and Expenses                                                                    29
  Other                                                                                          30
                                                                                     --------------
        Total Expenses                                                                          867
                                                                                     --------------
  NET INVESTMENT INCOME (LOSS)                                                               26,227
                                                                                     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                     (2,018)
  Net Realized Gain (Loss) on Futures                                                         8,199
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                                                   172,722
    Futures                                                                                  (1,635)
                                                                                     --------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                  177,268
                                                                                     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $      203,495
                                                                                     ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS          YEAR
                                                                                  ENDED             ENDED
                                                                                  MAY 31,          NOV. 30,
                                                                                   2004              2003
                                                                              --------------    --------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $       26,227    $       45,762
  Net Realized Gain (Loss) on Investment Securities Sold                              (2,018)         (137,474)
  Net Realized Gain (Loss) on Futures                                                  8,199             9,903
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                                            172,722           447,952
    Futures                                                                           (1,635)           (3,012)
                                                                              --------------    --------------
        Net Increase (Decrease) in Net Assets Resulting from Operations              203,495           363,131
                                                                              --------------    --------------
Transactions in Interest:
  Contributions                                                                      309,693           547,508
  Withdrawals                                                                       (188,953)         (533,199)
                                                                              --------------    --------------
        Net Increase (Decrease) from Transactions in Interest                        120,740            14,309
                                                                              --------------    --------------
        Total Increase (Decrease)                                                    324,235           377,440

NET ASSETS
  Beginning of Period                                                              3,000,997         2,623,557
                                                                              --------------    --------------
  End of Period                                                               $    3,325,232    $    3,000,997
                                                                              ==============    ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                           ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                          MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                           2004            2003            2002           2001           2000           1999
                                        -----------     -----------    -----------    -----------    -----------    -----------
                                        (UNAUDITED)
Net Asset Value, Beginning
  of Period                                     N/A             N/A            N/A            N/A            N/A            N/A
                                        -----------     -----------    -----------    -----------    -----------    -----------

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)                                       --              --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                                  --              --             --             --             --             --
                                        -----------     -----------    -----------    -----------    -----------    -----------
    Total from Investment
      Operations                                 --              --             --             --             --             --
                                        -----------     -----------    -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS
  Net Investment Income                          --              --             --             --             --             --
  Net Realized Gains                             --              --             --             --             --             --
                                        -----------     -----------    -----------    -----------    -----------    -----------
    Total Distributions                          --              --             --             --             --             --
                                        -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of
  Period                                        N/A             N/A            N/A            N/A            N/A            N/A
                                        ===========     ===========    ===========    ===========    ===========    ===========
Total Return                                   6.77%#         15.05%        (16.59)%       (12.30)%        (4.25)%        20.86%
Net Assets, End of Period
  (thousands)                           $ 3,325,232     $ 3,000,997    $ 2,623,557    $ 2,831,650    $ 3,138,812    $ 2,775,062
Ratio of Expenses to Average
  Net Assets                                   0.05%*          0.05%          0.05%          0.05%          0.06%          0.06%
Ratio of Net Investment
  Income to Average Net
  Assets                                       1.61%*          1.75%          1.53%          1.26%          1.12%          1.27%
Portfolio Turnover Rate                           1%#             8%            11%             8%             8%             4%

----------
*   Annualized
#   Non-annualized
N/A Not applicable as The U.S. Large Company Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Company Series (the "Series" or "Portfolio") is presented in this report.

    In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $45,850.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

            Purchases                                $   180,353
            Sales                                         23,851

    There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

    At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

            Gross Unrealized Appreciation            $   840,597
            Gross Unrealized Depreciation               (337,378)
                                                     -----------
            Net                                      $   503,219
                                                     ===========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    FUTURES CONTRACTS: During the six months ended May 31, 2004, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2004, the Series had outstanding 240 long futures contracts on the S&P 500 Index, all of which expire on June 18, 2004. The value of such contracts on May 31, 2004 was $67,218,000, which resulted in an unrealized gain of $606,188.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Series during the six months ended May 31, 2004.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

H. SECURITIES LENDING:

    As of May 31, 2004, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

    A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

                      DFA Investment Dimensions Group Inc.

                        Dimensional Investment Group Inc.

                        The DFA Investment Trust Company


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2004
                                   (Unaudited)

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Schedules of Investments
    U.S. Large Company Portfolio                                               1
    Enhanced U.S. Large Company Portfolio                                      1
    U.S. Large Cap Value Portfolio                                             1
    U.S. Small XM Value Portfolio                                              1
    U.S. Small Cap Value Portfolio                                             2
    U.S. Small Cap Portfolio                                                   2
    U.S. Micro Cap Portfolio                                                   2
    DFA Real Estate Securities Portfolio                                       3
    Large Cap International Portfolio                                          5
    International Small Company Portfolio                                     19
    Japanese Small Company Portfolio                                          19
    Pacific Rim Small Company Portfolio                                       20
    United Kingdom Small Company Portfolio                                    20
    Continental Small Company Portfolio                                       20
    DFA International Small Cap Value Portfolio                               21
    Emerging Markets Portfolio                                                46
    Emerging Markets Small Cap Portfolio                                      46
    DFA One-Year Fixed Income Portfolio                                       46
    DFA Two-Year Global Fixed Income Portfolio                                46
    DFA Five-Year Government Portfolio                                        47
    DFA Five-Year Global Fixed Income Portfolio                               48
    DFA Intermediate Government Fixed Income Portfolio                        50
    DFA Short-Term Municipal Bond Portfolio                                   51

Statements of Assets and Liabilities                                          56

Statements of Operations                                                      59

Statements of Changes in Net Assets                                           65

Financial Highlights                                                          71

Notes to Financial Statements                                                 83

Voting Proxies on Fund Portfolio Securities                                  282

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Statement of Assets and Liabilities                                           94

Statement of Operations                                                       95

Statements of Changes in Net Assets                                           96

Financial Highlights                                                          97

Notes to Financial Statements                                                 98

Voting Proxies on Fund Portfolio Securities                                  282

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Schedules of Investments
    The U.S. Large Company Series                                            100
    The Enhanced U.S. Large Company Series                                   105
    The U.S. Large Cap Value Series                                          107
    The U.S. Small XM Value Series                                           110
    The U.S. Small Cap Value Series                                          115
    The U.S. Small Cap Series                                                129
    The U.S. Micro Cap Series                                                157
    The DFA International Value Series                                       180
    The Japanese Small Company Series                                        188
    The Pacific Rim Small Company Series                                     199
    The United Kingdom Small Company Series                                  209
    The Continental Small Company Series                                     215
    The Emerging Markets Series                                              230
    The Emerging Markets Small Cap Series                                    237
    The DFA One-Year Fixed Income Series                                     252
    The DFA Two-Year Global Fixed Income Series                              254

Statements of Assets and Liabilities                                         256

Statements of Operations                                                     258

Statements of Changes in Net Assets                                          262

Financial Highlights                                                         266

Notes to Financial Statements                                                274

Voting Proxies on Fund Portfolio Securities                                  282

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                            VALUE+
                                                                                            ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company                                                             $ 1,232,707,564
                                                                                       ---------------
    Total Investments (100%) (Cost $1,025,889,393)++                                   $ 1,232,707,564
                                                                                       ===============

----------
++The cost for federal income tax purposes is $1,075,973,554.

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The Enhanced U.S. Large Company Series of The DFA
  Investment Trust Company                                              20,467,890     $   172,544,313
                                                                                       ---------------
    Total Investments (100%) (Cost $157,037,954)++                                     $   172,544,313
                                                                                       ===============

----------
++The cost for federal income tax purposes is $190,773,152.

                         U.S. LARGE CAP VALUE PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                              126,917,987    $ 2,138,568,081
                                                                                       ---------------
    Total Investments (100%) (Cost $1,725,779,400)++                                   $ 2,138,568,081
                                                                                       ===============

----------
++The cost for federal income tax purposes is $1,835,185,574.

                          U.S. SMALL XM VALUE PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The U.S. Small XM Value Series of The DFA
  Investment Trust Company                                              11,783,393     $   131,502,666
                                                                                       ---------------
    Total Investments (100%) (Cost $111,003,088)++                                     $   131,502,666
                                                                                       ===============

----------
++The cost for federal income tax purposes is $113,269,308.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                         U.S. SMALL CAP VALUE PORTFOLIO
                                  MAY 31, 2004

                                   (UNAUDITED)

                                                                          SHARES             VALUE+
                                                                          ------             ------
Investment in The U.S. Small Cap Value Series of The DFA
  Investment Trust Company                                              232,310,192    $ 4,769,328,242
                                                                                       ---------------
    Total Investments (100%) (Cost $3,389,867,400)++                                   $ 4,769,328,242
                                                                                       ===============

----------
++The cost for federal income tax purposes is $3,555,737,377.

                            U.S. SMALL CAP PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company                                              104,889,996    $ 1,524,051,642
                                                                                       ---------------
    Total Investments (100%) (Cost $1,238,856,568)++                                   $ 1,524,051,642
                                                                                       ===============

----------
++The cost for federal income tax purposes is $1,307,733,543.

                            U.S. MICRO CAP PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES            VALUE+
                                                                          ------            ------
Investment in The U.S. Micro Cap Series of The DFA
  Investment Trust Company                                              254,180,878    $ 2,737,528,056
                                                                                       ---------------
    Total Investments (100%) (Cost $1,815,025,357)++                                   $ 2,737,528,056
                                                                                       ===============

----------
++The cost for federal income tax purposes is $1,912,334,161.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (95.4%)
   Acadia Realty Trust                                                  138,000    $     1,766,400
   Agree Realty Corp.                                                    32,200            782,460
 * Alexander's, Inc.                                                     11,900          1,917,090
 # Alexandria Real Estate Equities, Inc.                                 96,900          5,324,655
   AMB Property Corp.                                                   412,500         13,633,125
   American Land Lease Inc.                                              34,800            636,840
 * American Real Estate Partners, L.P.                                   19,400            354,050
 * American Spectrum Realty, Inc.                                         1,200             10,500
   AmeriVest Properties, Inc.                                            91,500            553,575
   AMLI Residential Properties Trust                                    107,300          2,976,502
   Apartment Investment &
     Management Co. Class A                                             214,000          6,180,320
 # Archstone-Smith Trust                                                956,755         27,793,733
   Arden Realty Group, Inc.                                             321,000          9,517,650
   Associated Estates Realty Corp.                                       95,400            763,200
   AvalonBay Communities, Inc.                                          350,700         19,095,615
   Bedford Property Investors, Inc.                                      80,900          2,380,887
   BNP Residential Properties, Inc.                                      24,600            314,880
   Boston Properties, Inc.                                              521,600         25,746,176
 * Boykin Lodging Trust, Inc.                                            87,100            638,443
 # Brandywine Realty Trust                                              225,300          6,060,570
   BRE Properties, Inc. Class A                                         245,600          8,497,760
 * Burnham Pacific Properties, Inc.                                      82,100             10,139
   Camden Property Trust                                                194,100          9,066,411
   Capital Automotive                                                   177,286          4,875,365
   Carramerica Realty Corp.                                             259,500          7,608,540
   CBL & Associates Properties, Inc.                                    150,200          8,008,664
 # Centerpoint Properties Corp.                                         115,000          8,469,750
 # Chelsea Property Group Inc.                                          216,200         11,886,676
   Colonial Properties Trust                                            131,000          5,034,330
 # Commercial Net Lease Realty, Inc.                                    249,775          4,263,659
   Cornerstone Realty Income Trust, Inc.                                276,100          2,266,781
   Corporate Office Properties Trust                                    151,600          3,517,120
   Cousins Properties, Inc.                                             237,700          7,437,633
   Crescent Real Estate Equities, Inc.                                  486,300          8,169,840
   Developers Diversified Realty Corp.                                  425,099         14,619,155
   Duke Realty Investments, Inc.                                        677,000         21,907,720
   Eastgroup Properties, Inc.                                           102,100          3,241,675
   Entertainment Properties Trust                                       101,300          3,646,800
   Equity Inns, Inc.                                                    222,700          1,964,214
   Equity Office Properties Trust                                     1,975,163         53,230,643
   Equity One, Inc.                                                     340,976          6,069,373
   Equity Residential Corp.                                           1,372,900         40,418,176
 # Essex Property Trust                                                 112,000          7,341,600
   Federal Realty Investment Trust                                      241,700          9,643,830
 * Felcor Lodging Trust, Inc.                                           289,800          3,083,472
 # First Industrial Realty Trust, Inc.                                  201,300          7,214,592
 * First Union Real Estate Equity &
     Mortgage Investments                                               106,100            319,361
 * Five Star Quality Care, Inc.                                          40,830            159,237
   Gables Residential Trust                                             143,200          4,833,000
   General Growth Properties                                          1,067,000         31,348,460
   Glenborough Realty Trust, Inc.                                       153,200          2,912,332
   Glimcher Realty Trust                                                171,500          3,829,595
 * Golf Trust America, Inc.                                              37,800             83,916
   Heritage Property Investment Trust                                   227,900    $     6,139,626
   Hersha Hospitality Trust                                              53,500            532,860
   Highwood Properties, Inc.                                            262,400          5,964,352
 * HMG Courtland Properties, Inc.                                         2,400             21,840
   Home Properties of New York, Inc.                                    160,090          6,336,362
   Hospitality Properties Trust                                         329,200         13,474,156
 * Host Marriott Corp.                                                1,570,800         19,258,008
   HRPT Properties Trust                                                857,100          8,442,435
   Humphrey Hospitality Trust                                            48,600            203,974
   Innkeepers USA Trust                                                 183,100          1,642,407
   Jameson Inns, Inc.                                                    61,042            159,930
   Keystone Property Trust                                              129,900          3,107,208
 # Kilroy Realty Corp.                                                  137,800          4,701,736
 # Kimco Realty Corp.                                                   542,650         24,934,767
   Koger Equity, Inc.                                                   121,500          2,697,300
   Kramont Realty Trust                                                 116,700          1,881,204
 * La Quinta Corp.                                                      859,100          6,434,659
   Lasalle Hotel Properties Trust                                       122,600          2,960,790
   Lexington Corporate Properties Trust                                 214,400          4,105,760
 # Liberty Property Trust                                               412,700         16,462,603
   Macerich Co.                                                         288,700         13,063,675
   Mack-California Realty Corp.                                         296,600         11,852,136
   Maguire Properties, inc.                                             198,900          4,892,940
   Malan Realty Investors, Inc.                                          19,100             91,298
   Manufactured Home Communities, Inc.                                  110,300          3,424,815
   Maxus Realty Trust, Inc.                                               1,700             19,831
 * Meristar Hospitality Corp.                                            63,700            404,495
   Mid-America Apartment
     Communities, Inc.                                                   97,100          3,425,688
   Mills Corp.                                                          260,600         11,453,370
   Mission West Properties, Inc.                                         85,700          1,039,541
   Monmouth Real Estate Investment
     Corp. Class A                                                       77,525            573,685
 # New Plan Excel Realty Trust, Inc.                                    487,600         11,609,756
   One Liberty Properties, Inc.                                          46,000            825,700
   Pan Pacific Retail Properties, Inc.                                  197,731          9,095,626
 * Paragon Real Estate &
     Investment Trust                                                    10,700              2,033
   Parkway Properties, Inc.                                              53,600          2,146,680
   Pennsylvania Real Estate
     Investment Trust                                                   175,481          5,843,517
 * Philips International Realty
     Corp.                                                               14,400              6,336
 # Post Properties, Inc.                                                200,500          5,834,550
   Prentiss Properties Trust                                            217,100          7,164,300
   Presidential Realty Corp. Class B                                      2,100             15,299
   Price Legacy Corp.                                                    32,217            591,504
 * Prime Group Realty Trust                                             116,000            610,160
   ProLogis                                                             884,600         28,360,276
   PS Business Parks, Inc.                                              105,500          4,082,850
   Public Storage, Inc.                                                 628,800         28,918,512
   Ramco-Gershenson Properties Trust                                     81,900          1,981,980
 # Realty Income Corp.                                                  191,200          7,638,440
   Reckson Associates Realty Corp.                                      322,301          8,386,272
   Regency Centers Corp.                                                165,900          6,685,770
   Roberts Realty Investment                                             13,100            122,878

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Rouse Co.                                                            492,700    $    22,491,755
   Saul Centers, Inc.                                                    77,700          2,296,035
   Senior Housing Properties Trust                                      310,900          5,061,452
   Shurgard Storage Centers, Inc. Class A                               223,600          8,385,000
   Simon Property Group, Inc.                                           989,800         51,043,986
   Sizeler Property Investors, Inc.                                      64,300            589,631
   SL Green Realty Corp.                                                188,900          8,594,950
   Sovran Self Storage, Inc.                                             71,000          2,670,310
   Summit Properties, Inc.                                              166,600          3,860,122
   Sun Communities, Inc.                                                 93,300          3,450,234
   Tanger Factory Outlet Centers, Inc.                                   64,600          2,507,772
 * Tarragon Realty Investors, Inc.                                       54,338            760,732
   Taubman Centers, Inc.                                                243,700          5,434,510
   Town & Country Trust                                                  84,600          2,058,318
   Trizec Properties, Inc.                                              732,700         12,096,877
   U.S. Restaurant Properties, Inc.                                     108,500          1,722,980
   United Dominion Realty Trust, Inc.                                   624,900         12,460,506
   United Mobile Homes, Inc.                                             40,500            536,625
   Urstadt Biddle Properties Class A                                     89,700          1,237,860
   Urstadt Biddle Properties, Inc.                                       19,800            267,696
   Vornado Realty Trust                                                 615,600         33,642,540
   Washington Real Estate Investment Trust                              203,900          5,764,253
   Weingarten Realty Investors                                          419,300         12,985,721
   Winston Hotels, Inc.                                                 127,300          1,187,709
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $766,131,846)                                                                 942,159,954
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT
                                                                     ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (4.6%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.89%, 06/01/04 (Collateralized by $10,168,000 FHLB
     Discount Notes 1.625%, 06/15/05, valued at $10,206,638)
     to be repurchased at $10,001,989
     (Cost $10,001,000)                                         $        10,001         10,001,000
   Repurchase Agreement, Merrill Lynch Triparty
     Repo 0.96%, 06/01/04 (Collateralized by
     $35,445,000 U.S. Treasury Obligations 2.125%, 08/31/04,
     valued at $35,726,762) to be repurchased at $35,026,686
     (Cost $35,022,950)^                                                 35,023         35,022,950
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $45,023,950)                                                                   45,023,950
                                                                                   ---------------
TOTAL INVESTMENTS  (100.0%)
   (Cost $811,155,796)++                                                           $   987,183,904
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $812,245,002.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (22.4%)
COMMON STOCKS -- (21.8%)
   3I Group P.L.C.                                                       46,244    $       519,059
   Abbey National P.L.C.                                                113,033            930,477
   Aegis Group P.L.C.                                                    83,410            134,961
   Aggregate Industries P.L.C.                                          102,663            158,646
   Aggreko P.L.C.                                                        20,000             54,875
   Alliance & Leicester P.L.C.                                           39,509            597,705
   Alliance Unichem P.L.C.                                               36,707            425,655
   Allied Domecq P.L.C.                                                  86,312            717,778
   Amec P.L.C.                                                           20,420            100,316
   Amvescap P.L.C.                                                       72,635            487,298
   Antofagasta P.L.C.                                                    18,852            311,463
   Arm Holdings P.L.C.                                                   81,867            176,150
   Arriva P.L.C.                                                         14,532            103,890
   Associated British Foods P.L.C.                                      105,111          1,234,381
   Associated British Ports Holdings
     P.L.C.                                                              25,743            206,433
   Aviva P.L.C.                                                         181,082          1,767,893
 * AWG P.L.C.                                                            11,429            128,663
   BAA P.L.C.                                                            85,607            854,008
   BAE Systems P.L.C.                                                   244,805            923,606
   Balfour Beatty P.L.C.                                                 31,669            145,027
   Barclays P.L.C.                                                      518,582          4,529,560
   Barratt Developments P.L.C.                                           18,632            196,042
   BBA Group P.L.C.                                                      33,869            157,722
   Bellway P.L.C.                                                         8,267            114,434
   Berkeley Group P.L.C.                                                 10,535            178,027
   BG Group P.L.C.                                                      282,618          1,721,754
   BHP Billiton P.L.C.                                                  197,451          1,662,400
   BOC Group P.L.C.                                                      37,915            619,229
   Boots Group P.L.C.                                                    61,958            746,330
   BP Amoco P.L.C.                                                    1,755,679         15,336,949
   BPB P.L.C.                                                            38,502            274,542
   Bradford & Bingley P.L.C.                                             50,958            259,587
   Brambles Industries P.L.C.                                            56,451            219,350
 * British Airways P.L.C.                                               144,628            672,133
   British American Tobacco P.L.C.                                      215,156          3,154,686
   British Land Co. P.L.C.                                               38,039            467,343
   British Sky Broadcasting Group P.L.C.                                224,474          2,521,164
   Brixton P.L.C.                                                        18,052             96,044
   BT Group P.L.C.                                                      687,240          2,307,637
 * BTG P.L.C.                                                             5,600             11,712
   Bunzl P.L.C.                                                          35,893            301,705
 * Cable and Wireless P.L.C.                                            190,789            431,393
   Cadbury Schweppes P.L.C.                                             165,347          1,406,588
 * Cairn Energy P.L.C.                                                   12,046            233,422
 * Canary Wharf Group P.L.C.                                             40,100            217,648
   Capita Group P.L.C.                                                   52,090            295,620
   Carnival P.L.C.                                                       16,498            740,408
   Carpetright P.L.C.                                                     3,639             66,346
   Carphone Warehouse Group P.L.C.                                       74,224            187,104
   Cattles P.L.C.                                                        24,078            144,612
 * Celltech P.L.C.                                                       22,212            221,556
   Centrica P.L.C.                                                      341,281          1,332,076
   Close Brothers Group P.L.C.                                           10,800            159,099
   Cobham P.L.C.                                                          8,902    $       222,156
   Collins Stewart Tullett P.L.C.                                        17,814            143,559
 * Colt Telecom Group P.L.C.                                            171,894            264,807
   Compass Group P.L.C.                                                 172,356          1,076,284
   Computacenter P.L.C.                                                   9,463             67,666
 * Cookson Group P.L.C.                                                 130,539            103,732
 * Corus Group P.L.C.                                                   328,172            203,433
   Davis Service Group P.L.C.                                            15,000            100,813
   De la Rue P.L.C.                                                      12,250             73,161
   Diageo P.L.C.                                                        242,323          3,216,108
   Dixons Group P.L.C.                                                  155,894            435,407
 * Easyjet P.L.C.                                                        36,683            133,889
 * Egg P.L.C.                                                            44,910            132,460
   Electrocomponents P.L.C.                                              33,949            220,347
   Emap P.L.C.                                                           20,531            286,337
   EMI Group P.L.C.                                                      61,510            246,846
   Enterprise Inns P.L.C.                                                27,237            306,458
   First Choice Holidays P.L.C.                                          31,231             68,558
   Firstgroup P.L.C.                                                     32,236            162,991
   FKI P.L.C.                                                            39,662             80,632
   Friends Provident P.L.C.                                             140,267            355,540
   Galen Holdings P.L.C.                                                 17,950            238,436
   Gallaher Group P.L.C.                                                 52,359            640,575
 * General Electric Co.                                                  22,898            710,406
   GKN P.L.C.                                                            57,264            240,851
   Glaxosmithkline P.L.C.                                               474,682          9,932,322
   Great Portland Estates P.L.C.                                         13,760             66,239
   Great Universal Stores P.L.C.                                         81,129          1,207,797
   Hammerson P.L.C.                                                      20,700            256,768
   Hanson P.L.C.                                                         58,957            450,214
   Hays P.L.C.                                                          140,670            318,714
   HBOS P.L.C.                                                          308,670          4,044,215
 * HHG P.L.C.                                                           284,569            224,349
   Hilton Group P.L.C.                                                  123,435            600,457
   HSBC Holdings P.L.C.                                                 879,895         13,050,087
   ICAP P.L.C.                                                           57,946            301,495
   IMI P.L.C.                                                            28,268            190,626
   Imperial Chemical Industries P.L.C.                                   95,296            381,164
   Imperial Tobacco Group P.L.C.                                         58,335          1,295,985
   Inchcape P.L.C.                                                        6,503            187,873
   Intercontinental Hotels Group P.L.C.                                  57,738            553,478
 * International Power P.L.C.                                            86,376            230,036
 * Intertek Group P.L.C.                                                 11,060            109,790
 * Invensys P.L.C.                                                      407,608            121,362
   Isoft Group P.L.C.                                                    19,129            135,663
   ITV P.L.C.                                                           285,888            622,441
 * ITV P.L.C. Convertible Shares                                          7,428              9,942
   Jardine Lloyd Thompson Group P.L.C.                                   18,114            155,728
   Johnson Matthey P.L.C.                                                17,203            279,605
   Johnston Press P.L.C.                                                 26,959            270,193
   Kelda Group P.L.C.                                                    29,200            263,323
   Kesa Electricals P.L.C.                                               32,274            168,268
   Kidde P.L.C.                                                          59,000            122,991
   Kingfisher P.L.C.                                                    186,504            977,652
   Land Securities Group P.L.C.                                          36,335            778,866
   Legal and General Group P.L.C.                                       524,402            855,166

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Liberty International P.L.C.                                          30,108    $       408,471
   Lloyds TSB Group P.L.C.                                              459,645          3,626,343
   Logicacmg P.L.C.                                                      33,214            113,996
   Lonmin P.L.C.                                                         11,312            197,806
   Man Group P.L.C.                                                      27,385            820,778
   Manchester United P.L.C.                                              12,673             56,070
 * Marconi Corp. P.L.C.                                                  15,946            190,148
   Marks & Spencer Group P.L.C.                                         179,849          1,185,293
 * Matalan P.L.C.                                                        16,817             56,183
   Meggitt P.L.C.                                                        22,329            102,830
   MFI Furniture Group P.L.C.                                            43,800            119,980
   Millennium and Copthorne Hotels
     P.L.C.                                                              19,218            111,540
   Misys P.L.C.                                                          43,945            167,700
   Mitchells & Butlers P.L.C.                                            41,579            197,658
 * MM02 P.L.C.                                                          613,859          1,098,652
   Morrison (Wm.) Supermarkets P.L.C.                                   232,964            975,482
*# My Travel Group P.L.C.                                                22,000              3,524
   National Express Group P.L.C.                                         11,282            144,153
   National Grid Group P.L.C.                                           247,008          1,959,476
   Next P.L.C.                                                           20,660            525,069
   Northern Foods P.L.C.                                                 37,322            105,906
   Northern Rock P.L.C.                                                  32,854            436,411
   Novar P.L.C.                                                          31,464             72,096
   Ocean Group P.L.C.                                                    23,727            307,112
   Pearson P.L.C.                                                        63,897            777,773
   Peninsular & Oriental Steam
     Navigation P.L.C.                                                   53,886            211,835
   Pennon Group P.L.C.                                                    9,163            123,733
   Persimmon P.L.C.                                                      23,227            255,847
   Pilkington P.L.C.                                                    115,030            190,695
   Premier Farnell P.L.C.                                                25,039            111,100
   Provident Financial P.L.C.                                            17,113            199,304
   Prudential Corp. P.L.C.                                              160,312          1,318,172
 * Punch Taverns, Ltd.                                                   19,772            186,003
   RAC P.L.C.                                                             8,737            106,201
   Rank Group P.L.C.                                                     47,588            267,811
   Reckitt Benckiser P.L.C.                                              65,675          1,780,561
   Reed International P.L.C.                                            101,697            979,650
   Rentokill Initial P.L.C.                                             145,356            391,163
   Reuters Holdings Group P.L.C.                                        111,737            745,544
   Rexam P.L.C.                                                          43,852            354,989
   Rio Tinto P.L.C.                                                      84,341          2,029,587
   RMC Group P.L.C.                                                      20,763            208,954
   Rolls Royce Group P.L.C.                                             143,381            593,690
 * Rolls Royce Group P.L.C.                                           6,007,200             11,014
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                       215,936            320,569
   Royal Bank of Scotland Group P.L.C.                                  248,949          7,524,576
   Sabmiller P.L.C.                                                      97,983          1,184,117
   Sage Group P.L.C.                                                    104,202            338,210
   Sainsbury (J.) P.L.C.                                                201,257          1,004,677
   Schroders P.L.C.                                                      27,720            307,973
   Scottish & Newcastle P.L.C.                                           78,609            614,853
   Scottish Hydro-Electric P.L.C.                                        68,595            870,529
   Scottish Power P.L.C.                                                148,763          1,078,520
   Securicor P.L.C.                                                      35,700             78,920
   Serco Group P.L.C.                                                    32,613            120,867
   Severn Trent P.L.C.                                                   27,608            408,877
   Shell Transport & Trading Co., P.L.C.                                771,058          5,556,283
 * Shire Pharmaceuticals Group P.L.C.                                    37,357            339,373
   Signet Group P.L.C.                                                  134,651            290,609
   Slough Estates P.L.C.                                                 31,300    $       246,391
   Smith & Nephew P.L.C.                                                 73,281            770,584
   Smith (W.H.) P.L.C.                                                   18,540            121,640
   Smiths Industries P.L.C.                                              43,759            559,394
   Somerfield P.L.C.                                                     37,078             97,458
 * Spirent P.L.C.                                                        72,279             85,439
   SSL International P.L.C.                                              12,000             70,109
   Stagecoach Holdings P.L.C.                                            93,831            141,078
   Standard Chartered P.L.C.                                            105,639          1,744,426
   Tate & Lyle P.L.C.                                                    43,737            242,197
   Taylor Nelson AGB P.L.C.                                              30,623            113,192
   Taylor Woodrow P.L.C.                                                 43,614            202,843
   Tesco P.L.C.                                                         614,199          2,803,361
 * TI Automotive P.L.C. Series A                                         18,000                  0
   Tomkins P.L.C.                                                        60,314            287,485
   Travis Perkins P.L.C.                                                  9,101            223,740
   Trinity Mirror P.L.C.                                                 23,499            267,350
   Unilever P.L.C.                                                      244,455          2,322,184
   United Business Media P.L.C.                                          25,000            202,704
   United Utilities P.L.C.                                               58,301            579,979
   Viridian Group P.L.C.                                                  9,554            103,233
   Vodafone Group P.L.C.                                              5,367,560         12,650,813
   Whitbread P.L.C.                                                      23,799            348,938
   William Hill P.L.C.                                                   32,901            327,066
   Wilson Bowden P.L.C.                                                   8,193            155,566
   Wimpey (George) P.L.C.                                                30,536            206,209
   Wolseley P.L.C.                                                       45,455            683,135
   WPP Group P.L.C.                                                      94,636            942,826
   Xstrata P.L.C.                                                        76,145            963,094
   Zeneca Group P.L.C.                                                  134,465          6,243,049
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $158,308,824)                                                                 176,427,506
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.6%)
 * British Pound Sterling
     (Cost $5,026,893)                                                                   5,018,287
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $163,335,717)                                                                 181,445,793
                                                                                   ---------------
JAPAN -- (18.9%)
COMMON STOCKS -- (18.6%)
   Acom Co., Ltd.                                                         7,500            502,924
   Aderans Co., Ltd.                                                      1,900             39,634
   Advantest Corp.                                                        6,370            450,813
   AEON Co., Ltd.                                                        22,400            938,977
   Aeon Credit Service, Ltd.                                              2,700            177,308
   Aiful Corp.                                                            6,600            646,148
   AIOI Insurance Co., Ltd.                                              33,000            143,574
   Aisin Seiki Co., Ltd.                                                 17,400            322,614
   Ajinomoto Co., Inc.                                                   35,000            402,293
   Alfresa Holdings Corp.                                                   700             33,694
 # All Nippon Airways Co., Ltd.                                          92,000            282,256
   Alps Electric Co., Ltd.                                                9,000            113,594
   Amada Co., Ltd.                                                       22,000            125,140
   Amano Corp.                                                            3,000             24,128
 # Anritsu Corp.                                                          6,000             37,577
   Aoyama Trading Co., Ltd.                                               2,600             60,411
   Ariake Japan Co., Ltd.                                                 1,210             32,962
   Arisawa Manufacturing Co., Ltd.                                          600             26,837
   Asahi Breweries, Ltd.                                                 27,000            284,563
   Asahi Glass Co., Ltd.                                                 82,000            866,820

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Asahi Kasei Corp.                                                     75,000    $       369,106
   Asatsu-Dk, Inc.                                                        2,600             67,208
 * Ashikaga Financial Group, Inc.                                        41,000                371
   Autobacs Seven Co., Ltd.                                               1,800             50,821
   Avex Inc.                                                              1,000             16,123
   Awa Bank, Ltd.                                                         5,000             28,718
   Bandai Co., Ltd.                                                       5,000            124,164
   Bank of Kyoto, Ltd.                                                   10,000             65,943
   Bank of Yokohama, Ltd.                                                60,000            342,809
   Bellsystem24, Inc.                                                       170             37,344
   Benesse Corp.                                                          5,000            151,962
   Bridgestone Corp.                                                     55,000            917,873
   Brother Industries, Ltd.                                              13,000            119,048
   C&S Co., Ltd.                                                          2,800             63,854
   Calsonic Corp.                                                         4,000             27,145
   Canon, Inc.                                                           49,000          2,419,819
   Capcom Co., Ltd.                                                       2,000             20,487
   Casio Computer Co., Ltd.                                              14,000            186,593
   Central Glass Co., Ltd.                                               10,000             74,666
   Central Japan Railway Co.                                                181          1,457,986
   Chiba Bank, Ltd.                                                      44,000            253,206
   Chubu Electric Power Co., Ltd.                                        41,200            858,876
   Chugai Pharmaceutical Co., Ltd.                                       42,000            636,144
   Chugoku Bank, Ltd.                                                     6,000             60,650
   Chugoku Electric Power Co., Ltd.                                      22,100            371,908
   Citizen Watch Co., Ltd.                                               15,000            156,770
   Coca-Cola West Japan Co., Ltd.                                         3,600             86,913
   Comsys Holdings Corp.                                                  5,000             37,096
   Cosmo Oil Co., Ltd.                                                   14,000             34,226
   Credit Saison Co., Ltd.                                                8,900            253,597
   CSK Corp.                                                              3,600            139,210
   Dai Nippon Ink & Chemicals, Inc.                                      37,000             84,035
   Dai Nippon Pharmaceutical Co., Ltd.                                    4,000             30,315
   Dai Nippon Printing Co., Ltd.                                         46,000            703,554
 # Dai Nippon Screen Mfg. Co., Ltd.                                      11,000             68,670
   Daicel Chemical Industries, Ltd.                                      19,000             82,608
   Daido Steel Co., Ltd.                                                 11,000             26,393
*# Daiei, Inc.                                                           12,000             35,550
   Daifuku Co., Ltd.                                                      3,000             13,823
   Daihatsu Motor Co., Ltd.                                              20,000            117,602
 # Dai-Ichi Pharmaceutical Co., Ltd.                                     14,400            238,249
   Daikin Industries, Ltd.                                               14,000            331,516
   Daimaru, Inc.                                                         12,000            105,291
   Daishi Bank, Ltd.                                                      8,000             27,477
   Daito Trust Construction Co., Ltd.                                     8,300            298,653
   Daiwa House Industry Co., Ltd.                                        30,000            338,677
   Daiwa Securities Co., Ltd.                                            74,000            516,545
   Denki Kagaku Kogyo KK                                                 22,000             69,487
   Denso Corp.                                                           67,700          1,452,863
   Dentsu, Inc.                                                             166            429,387
 * Disco Corp.                                                              500             22,531
   Dowa Mining Co., Ltd.                                                 16,000             88,312
   East Japan Railway Co.                                                   235          1,214,356
   Ebara Corp.                                                           13,000             58,473
   Elsai Co., Ltd.                                                       18,600            483,700
   Ezaki Glico Co., Ltd.                                                  3,000             21,331
   Familymart Co., Ltd.                                                   5,200            152,091
   Fanuc, Ltd.                                                           17,800          1,040,257
   Fast Retailing Co., Ltd.                                               8,100            580,586
   Fuji Electric Co., Ltd.                                               40,000             98,385
   Fuji Heavy Industries                                                 37,000            182,428
   Fuji Oil Co., Ltd.                                                     1,900    $        22,155
   Fuji Photo Film Co., Ltd.                                             28,000            832,251
   Fuji Soft ABC, Inc.                                                    1,000             33,797
   Fuji Television Network, Inc.                                            124            282,562
   Fujikura, Ltd.                                                        17,000             81,371
   Fujisawa Pharmaceutical Co., Ltd.                                     19,500            431,552
   Fujitsu Support & Service, Inc.                                        2,000             36,142
   Fujitsu, Ltd.                                                        122,000            823,924
 # Fukuoka Bank, Ltd.                                                    30,000            155,361
   Funai Electric Co., Ltd.                                               2,100            289,323
 * Furukawa Electric Co., Ltd.                                           30,000            111,446
   Futaba Industrial Co., Ltd.                                            1,400             21,662
   Glory, Ltd.                                                            1,600             22,659
   Gunma Bank, Ltd.                                                      25,000            115,023
   Gunze, Ltd.                                                            8,000             38,169
   Hachijuni Bank, Ltd.                                                  26,000            155,460
 * Hamamatsu Photonics K.K.                                               1,400             24,269
 * Hankyu Corp.                                                          45,000            173,437
   Hankyu Department Stores, Inc.                                        10,000             88,536
   Hanshin Electric Railway Co., Ltd.                                     7,000             22,722
   Higo Bank, Ltd.                                                        5,000             28,719
   Hikari Tsushin, Inc.                                                   2,700            107,760
   Hino Motors, Ltd.                                                     32,000            192,668
   Hirose Electric Co., Ltd.                                              2,100            229,734
   Hiroshima Bank, Ltd.                                                  30,000            133,727
   Hitachi Cable, Ltd.                                                   18,000             80,868
   Hitachi Chemical Co., Ltd.                                            10,500            177,964
 # Hitachi Construction Machinery
     Co., Ltd.                                                            8,000             95,325
   Hitachi High-Technologies Corp.                                        6,400             88,886
 * Hitachi Information Systems, Ltd.                                        900             28,320
   Hitachi Metals, Ltd.                                                   5,000             23,876
   Hitachi Software Engineering Co., Ltd.                                 3,000             62,268
 * Hitachi Zosen Corp.                                                   20,000             31,662
   Hitachi, Ltd.                                                        198,000          1,356,892
   Hokkaido Electric Power Co., Inc.                                     10,800            179,934
   Hokkoku Bank, Ltd.                                                     9,000             43,096
   Hokuetsu Paper Mills, Ltd.                                             4,000             21,465
   Hokugin Financial Group, Inc.                                         51,000            103,361
   Hokuriku Electric Power Co., Inc.                                     10,700            175,154
   Honda Motor Co., Ltd.                                                 60,600          2,609,772
 * Hosiden Corp.                                                          1,900             23,881
   House Foods Corp.                                                      4,000             51,457
   Hoya Corp.                                                             6,500            670,874
   Hyakugo Bank, Ltd.                                                     5,000             29,744
   Hyakujishi Bank, Ltd.                                                  8,000             49,499
   Ibiden Co., Ltd.                                                       4,200             56,634
   Isetan Co., Ltd.                                                      10,000            134,999
   Ishihara Sangyo Kaisha, Ltd.                                          12,000             23,528
 * Ishikawajima-Harima Heavy
     Industries Co., Ltd.                                                58,000             82,691
 * Isuzu Motors, Ltd.                                                    18,000             42,449
   ITO EN, Ltd.                                                           2,200             94,608
 * Itochu Corp.                                                          82,000            336,206
   Itochu Techno-Science Corp.                                            3,000            116,848
   Ito-Yokado Co., Ltd.                                                  23,000            933,435
   Iyo Bank, Ltd.                                                         9,000             60,441
   Izumi Co., Ltd.                                                        1,000             24,401
*# Japan Airlines System Corp.                                          156,000            454,464
   Japan Aviation Electronics
     Industry, Ltd.                                                       2,000             23,124

                                                                         SHARES             VALUE+
                                                                         ------             ------
   JFE Holdings, Inc.                                                    35,200    $       761,672
   JGC Corp.                                                             12,000            100,676
   Joyo Bank, Ltd.                                                       48,000            189,116
   Jsr Corp., Tokyo                                                      15,400            327,550
   Juroku Bank, Ltd.                                                     12,000             50,718
   Kagoshima Bank, Ltd.                                                   4,000             22,422
   Kajima Corp.                                                          57,000            186,213
   Kaken Pharmaceutical Co., Ltd.                                         3,000             16,327
   Kamigumi Co., Ltd.                                                    14,000             92,021
 * Kanebo, Ltd.                                                          19,000             15,287
   Kaneka Corp.                                                          17,000            156,916
 * Kankaku Securities Co., Ltd.                                          34,000             78,330
   Kansai Electric Power Co., Inc.                                       65,200          1,142,713
   Kansai Paint Co., Ltd., Osaka                                          6,000             35,302
   Kao Corp.                                                             33,000            771,757
   Katokichi Co., Ltd.                                                    2,000             35,274
 # Kawasaki Heavy Industries, Ltd.                                       67,000            100,072
 # Kawasaki Kisen Kaisha, Ltd.                                           30,000            138,130
   KDDI Corp.                                                               257          1,496,407
 # Keihin Electric Express Railway Co.,
     Ltd.                                                                24,000            142,820
   Keio Electric Railway Co., Ltd.                                       34,000            179,838
 * Keisei Electric Railway Co., Ltd.                                      7,000             23,701
   Keyence Corp.                                                          3,000            692,837
   Kikkoman Corp.                                                         9,000             72,534
   Kinden Corp.                                                          14,000             77,935
   Kinki Nippon Railway Co., Ltd.                                        86,280            317,155
   Kirin Brewery Co., Ltd.                                               60,000            570,179
   Kissei Pharmaceutical Co., Ltd.                                        1,000             21,363
 * Kobayashi Pharmaceutical Co., Ltd.                                       900             23,938
   Kobe Steel, Ltd.                                                     146,000            213,130
 * Koei Co., Ltd.                                                           800             19,834
   Kokuyo Co., Ltd.                                                       6,000             73,090
   Komatsu, Ltd.                                                         55,000            331,215
 * Komeri Co., Ltd.                                                       1,100             31,230
   Komori Corp.                                                           4,000             58,940
   Konami Co., Ltd.                                                       6,200            137,719
   Konica Corp.                                                          32,000            433,182
   Kose Corp.                                                             1,650             56,383
 # Koyo Seiko Co.                                                         9,000             91,192
   Kubota Corp.                                                          88,000            407,172
   Kuraray Co., Ltd.                                                     20,000            150,315
   Kuraya Sanseido, Inc.                                                  2,600             38,905
   Kurita Water Industries, Ltd.                                          7,000             89,155
   Kyocera Corp.                                                         10,700            895,258
   Kyowa Exeo Corp.                                                       5,000             32,821
   Kyowa Hakko Kogyo Co., Ltd.                                           23,000            150,438
   Kyushu Electric Power Co., Inc.                                       26,500            455,883
   Lawson Inc.                                                            5,400            197,954
   Lion Corp.                                                             7,000             40,350
 # Lopro Corp.                                                            2,100             12,780
   Mabuchi Motor Co., Ltd.                                                2,600            174,468
   Makita Corp.                                                           7,000             98,239
   Marubeni Corp.                                                        72,000            164,210
   Marui Co., Ltd.                                                       19,000            253,314
   Matsumotokiyoshi Co., Ltd.                                             2,400             65,709
   Matsushita Electric Industrial Co.,
     Ltd.                                                               144,188          2,000,059
   Matsushita Electric Works, Ltd.                                       27,000            225,335
 # Mazda Motor Corp.                                                     58,000            187,959
   Meiji Dairies Corp.                                                   16,000             78,617
   Meiji Seika Kaisha, Ltd. Tokyo                                        17,000    $        68,951
   Meitec Corp.                                                           1,800             63,022
   Millea Holdings, Inc.                                                     99          1,282,446
   Minebea Co., Ltd.                                                     18,000             79,080
   Mitsubishi Chemical Corp.                                            132,000            311,523
   Mitsubishi Corp.                                                      91,000            899,060
   Mitsubishi Electric Corp.                                            130,000            641,791
   Mitsubishi Estate Co., Ltd.                                           84,000          1,034,189
   Mitsubishi Gas Chemical Co., Inc.                                     27,000            101,526
   Mitsubishi Heavy Industries, Ltd.                                    178,000            465,667
   Mitsubishi Logistics Corp.                                             7,000             61,026
   Mitsubishi Materials Corp.                                            50,000             95,619
*# Mitsubishi Motors Corp.                                               61,000            120,268
 # Mitsubishi Paper Mills, Ltd.                                          13,000             19,563
 # Mitsubishi Pharma Corp.                                               25,000            262,308
   Mitsubishi Rayon Co., Ltd.                                            30,000            104,931
   Mitsubishi Securities Co., Ltd.                                       21,000            248,969
   Mitsubishi Tokyo Financial Group, Inc.                                   456          3,939,324
   Mitsui & Co., Ltd.                                                    96,000            730,350
   Mitsui Chemicals, Inc.                                                44,000            213,424
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                           36,000             60,884
   Mitsui Fudosan Co., Ltd.                                              41,000            465,534
   Mitsui Marine & Fire Insurance Co.,
     Ltd.                                                                82,790            737,114
   Mitsui Mining and Smelting Co., Ltd.                                  26,000            102,918
   Mitsui O.S.K. Lines, Ltd.                                             74,000            350,934
   Mitsui Trust Holdings                                                 51,000            339,482
   Mitsukoshi, Ltd.                                                      23,000            112,160
   Mitsumi Electric Co., Ltd.                                             3,700             37,869
   Mizuho Holdings, Inc.                                                    741          3,182,993
   Mori Seiki Co., Ltd.                                                   4,000             33,408
   Murata Manufacturing Co., Ltd.                                        12,700            755,950
   Musashino Bank, Ltd.                                                     600             21,676
 # Nagoya Railroad Co., Ltd.                                             40,000            144,075
   Namco, Ltd.                                                            2,200             55,228
   NEC Corp.                                                            112,000            821,212
   NEC Fielding, Ltd.                                                     1,800             48,574
   Net One Systems Co., Ltd.                                                 13             52,302
 * Net One Systems Co., Ltd.                                                 13             47,872
   NGK Insulators, Ltd.                                                  19,000            135,158
   NGK Spark Plug Co., Ltd.                                              11,000             98,975
   NHK Spring Co., Ltd.                                                   5,000             28,844
   Nichicon Corp.                                                         2,000             25,478
   Nichii Gakkan Co.                                                      1,760             81,154
   Nichirei Corp.                                                        13,000             41,638
   Nidec Corp.                                                            4,400            477,964
   Nikko Cordial Corp.                                                  130,000            679,794
   Nikon Corp.                                                           21,000            225,777
   Nintendo Co., Ltd., Kyoto                                              9,500            970,835
   Nippon Electric Glass Co., Ltd.                                        7,000            150,066
   Nippon Express Co., Ltd.                                              65,000            351,295
   Nippon Kayaku Co., Ltd.                                                9,000             45,677
   Nippon Light Metal Co., Ltd.                                          11,000             26,038
   Nippon Meat Packers, Inc., Osaka                                      10,000            108,883
   Nippon Mining Holdings, Inc.                                          41,500            191,669
   Nippon Mitsubishi Oil Corp.                                           81,000            460,336
   Nippon Sanso Corp.                                                    14,000             64,078
   Nippon Sheet Glass Co., Ltd.                                          20,000             66,195
   Nippon Shinpan Co., Ltd.                                               7,000             23,889
   Nippon Shokubai Co., Ltd.                                              9,000             65,924
   Nippon Steel Corp.                                                   414,000            838,992

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nippon System Development Co., Ltd.                                      900    $        17,430
   Nippon Telegraph & Telephone Corp.                                     1,288          6,357,386
   Nippon Television Network Corp.                                          700            107,784
   Nippon Unipac Holding, Tokyo                                              57            278,536
   Nippon Yusen KK                                                       63,000            269,392
   Nipponkoa Insurance Co., Ltd.                                         42,000            241,573
   Nishimatsu Construction Co., Ltd.                                     10,000             33,959
 * Nishi-Nippon Railroad Co., Ltd.                                        8,000             24,567
   Nissan Chemical Industries, Ltd.                                      10,000             71,605
   Nissan Motor Co., Ltd.                                               346,700          3,517,006
   Nissay Dowa General Insurance Co.,
     Ltd.                                                                13,000             65,314
   Nisshin Seifun Group, Inc.                                            12,000            110,312
   Nisshin Steel Co., Ltd.                                               39,000             78,657
   Nisshinbo Industries, Inc.                                             9,000             59,643
 * Nissho Iwai-Nichmen Holdings Corp.                                     4,000             21,304
   Nissin Food Products Co., Ltd.                                         6,000            145,845
   Nitto Denko Corp.                                                      9,200            497,905
   NOK Corp.                                                              9,000            321,808
   Nomura Research Institute, Ltd.                                        2,600            263,409
   Nomura Securities Co., Ltd.                                          110,000          1,686,068
   Noritake Co., Ltd.                                                     4,000             15,930
   NSK, Ltd.                                                             28,000            126,715
   NTN Corp.                                                             22,000            101,703
   NTT Data Corp.                                                           225            662,537
   NTT Docomo, Inc.                                                       3,227          6,062,934
   Obayashi Corp.                                                        38,000            181,392
   Obic Co., Ltd.                                                           500            101,506
   Odakyu Electric Railway Co., Ltd.                                     36,000            190,675
   Ogaki Kyoritsu Bank, Ltd.                                              8,000             43,151
   Oji Paper Co., Ltd.                                                   59,000            375,304
 * Okasan Securities Co., Ltd.                                            4,000             23,395
 * Oki Electric Industry Co., Ltd.                                       30,000            110,733
 # Okumura Corp.                                                         11,000             54,045
   Olympus Optical Co., Ltd.                                             14,000            252,132
   Omron Corp.                                                           13,000            287,928
   Ono Pharmaceutical Co., Ltd.                                           7,200            315,165
   Onward Kashiyama Co., Ltd.                                             8,000            129,010
   Oracle Corp. Japan                                                     9,900            485,281
 * Orient Corp.                                                          31,000             82,736
   Oriental Land Co., Ltd.                                                7,600            465,447
   Orix Corp.                                                             4,260            433,351
   Osaka Gas Co., Ltd.                                                  132,000            353,445
   OSG Corp.                                                              2,000             21,194
 * Otsuka Corp.                                                             700             32,235
   Paris Miki, Inc.                                                       1,900             41,208
 * Park24 Co., Ltd.                                                         700             21,081
   Pioneer Electronic Corp.                                               9,000            230,680
   Promise Co., Ltd.                                                      6,500            427,262
   Q.P. Corp.                                                             6,000             48,855
 * Resona Holdings, Inc.                                                845,000          1,452,994
   Ricoh Co., Ltd., Tokyo                                                43,000            833,967
   Rinnai Corp.                                                           1,100             33,419
   Rohm Co., Ltd.                                                         6,600            805,032
 * Ryoshoku, Ltd.                                                           800             24,125
 * Sagami Railway Co., Ltd.                                               9,000             26,851
   Saizeriya Co., Ltd.                                                    1,300             17,872
   San In Godo Bank, Ltd.                                                 4,000             31,430
   Sanden Corp.                                                           7,000             40,398
   Sanken Electric Co., Ltd.                                              4,000             52,466
   Sankyo Co, Ltd.                                                        4,900            165,987
   Sankyo Co., Ltd.                                                      25,000    $       500,094
 # Sanrio Co., Ltd.                                                       3,000             35,843
   Santen Pharmaceutical Co., Ltd.                                        2,200             32,047
   Sanwa Shutter Corp.                                                    6,000             30,777
   Sanyo Electric Co., Ltd.                                             104,000            406,313
 # Sapporo Breweries, Ltd.                                               19,000             61,704
   Sapporo Hokuyo Holdings, Inc.                                              9             47,094
   Secom Co., Ltd.                                                       13,000            523,812
 * Sega Enterprises, Ltd.                                                 9,200             92,706
 # Seibu Railway Co., Ltd.                                               25,000            316,436
   Seino Transportation Co., Ltd.                                         7,000             66,565
 * Seiyu, Ltd.                                                           28,000             97,100
   Sekisui Chemical Co., Ltd.                                            27,000            199,213
   Sekisui House, Ltd.                                                   44,000            458,332
   Seven-Eleven Japan Co., Ltd.                                          64,000          2,020,038
   Seventy-seven (77) Bank, Ltd.                                         20,000            117,886
   SFCG Co., Ltd.                                                           280             49,113
   Sharp Corp. Osaka                                                     65,000          1,100,035
   Shiga Bank, Ltd.                                                       5,000             24,809
   Shikoku Bank, Ltd.                                                     4,000             23,834
   Shikoku Electric Power Co., Inc.                                      13,200            225,432
   Shima Seiki Manufacturing Co., Ltd.                                      700             23,560
   Shimachu Co., Ltd.                                                     2,200             54,828
   Shimadzu Corp.                                                         6,000             30,922
   Shimamura Co., Ltd.                                                    1,700            135,205
   Shimano, Inc.                                                          6,600            155,881
   Shimizu Corp.                                                         38,000            158,915
   Shin-Etsu Chemical Co., Ltd.                                          23,600            827,058
   Shinko Securities Co., Ltd.                                           38,000            126,207
   Shionogi & Co., Ltd.                                                  19,000            310,420
   Shiseido Co., Ltd.                                                    21,000            248,593
   Shizuoka Bank, Ltd.                                                   42,000            342,281
   Showa Denko KK                                                        59,000            126,440
   Showa Shell Sekiyu KK                                                 18,000            150,542
   Skylark Co., Ltd.                                                      5,000             95,411
   SMBC Friend Securities Co., Ltd.                                       6,000             28,362
   SMC Corp.                                                              4,300            459,590
 * Snow Brand Milk Products Co., Ltd.                                    12,000             39,306
 # Softbank Corp.                                                        23,200            887,315
 * Sohgo Security Services Co.,Ltd.                                       2,100             26,414
   Sony Corp.                                                            51,800          1,906,056
   Square Enix Co., Ltd.                                                  3,900            100,080
   Stanley Electric Co., Ltd.                                             9,000            148,003
 * Sumisho Computer Systems Corp.                                           900             25,775
   Sumitomo Bakelite Co., Ltd.                                            9,000             59,847
   Sumitomo Chemical Co., Ltd.                                          106,000            497,308
   Sumitomo Corp.                                                        68,000            524,611
   Sumitomo Corporation's Leasing, Ltd.                                     900             30,862
   Sumitomo Electric Industries, Ltd.                                    44,000            423,281
   Sumitomo Forestry Co., Ltd.                                            6,000             61,781
 * Sumitomo Heavy Industries, Ltd.                                       31,000             79,627
   Sumitomo Metal Industries, Ltd.
     Osaka                                                              314,000            352,262
   Sumitomo Metal Mining Co., Ltd.                                       29,000            172,737
   Sumitomo Mitsui Financial Group,
     Inc.                                                                   250          1,785,159
   Sumitomo Osaka Cement Co., Ltd.                                       14,000             33,863
 * Sumitomo Real Estate Sales Co., Ltd.                                     600             24,800
   Sumitomo Realty & Development Co., Ltd.                               26,000            280,341
   Sumitomo Rubber                                                        6,000             49,914

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Sumitomo Trust & Banking Co., Ltd.                                    96,000    $       590,116
   Suruga Bank, Ltd.                                                     12,000             79,231
   Suzuken Co., Ltd.                                                      4,080            127,327
   Suzuki Motor Corp.                                                    32,900            535,659
 * T&D Holdings, Inc.                                                     5,900            247,157
   Taiheiyo Cement Corp.                                                 45,000             98,289
   Taisei Corp.                                                          52,000            173,197
   Taisho Pharmaceutical Co., Ltd.                                       23,000            467,703
   Taiyo Yuden Co., Ltd.                                                  5,000             72,102
   Takara Shuzo Co., Ltd.                                                10,000             75,615
   Takashimaya Co., Ltd.                                                 16,000            176,239
   Takeda Chemical Industries, Ltd.                                      49,000          2,036,715
 # Takefuji Corp.                                                        10,350            688,656
   Takuma Co., Ltd.                                                       2,000             12,949
*# TC Properties Co., Ltd.                                               45,300            246,737
   TDK Corp.                                                              7,400            519,527
   Teijin, Ltd.                                                          50,000            161,509
   Teikoku Oil Co., Ltd.                                                 12,000             61,276
   Terumo Corp.                                                          10,500            247,672
   THK Co., Ltd.                                                          5,800            102,990
   TIS, Inc.                                                              2,000             79,629
   Tobu Railway Co., Ltd.                                                43,000            182,543
   Toda Corp.                                                            14,000             51,620
   Toho Co., Ltd.                                                         9,800            140,802
   Toho Gas Co., Ltd.                                                    19,000             63,457
   Tohuku Electric Power Co., Inc.                                       26,600            428,341
 * Tokai Rubber Industries, Ltd.                                          2,000             24,335
   Tokuyama Corp.                                                         5,000             21,375
   Tokyo Broadcasting System, Inc.                                       10,000            177,415
   Tokyo Electric Power Co., Ltd.                                        79,600          1,702,382
   Tokyo Electron, Ltd.                                                  10,100            576,617
 # Tokyo Gas Co., Ltd.                                                  157,000            552,371
 * Tokyo Seimitsu Co., Ltd.                                                 800             26,986
   Tokyo Steel Manufacturing Co., Ltd.                                    3,400             48,357
   Tokyo Style Co., Ltd.                                                  4,000             45,240
 # Tokyu Corp.                                                           59,000            290,525
 * Tokyu Land Corp.                                                       9,000             27,950
   TonenGeneral Sekiyu KK                                                24,000            203,755
   Toppan Printing Co., Ltd.                                             37,000            450,239
   Toray Industries, Inc.                                                72,000            331,440
   Toshiba Corp.                                                        180,000            773,677
   Tosoh Corp.                                                           30,000            103,501
   Tostem Inax Holding Corp.                                             20,240            414,753
   Toto, Ltd.                                                            19,000            204,171
   Toyo Seikan Kaisha, Ltd.                                              11,300            185,388
   Toyo Suisan Kaisha, Ltd.                                               5,000             60,419
   Toyobo Co., Ltd.                                                      37,000             87,044
   Toyoda Gosei Co., Ltd.                                                 6,300            154,288
   Toyota Auto Body Co., Ltd.                                             1,800             27,410
   Toyota Industries Corp.                                               15,300            333,655
   Toyota Motor Credit Corp.                                            235,000          8,480,299
   Toyota Tsusho Corp.                                                   13,000            119,294
   Trans Cosmos, Inc.                                                     1,000             26,338
   Trend Micro Inc.                                                       8,000            301,186
 * Ube Industries, Ltd.                                                  37,000             54,602
   UFJ Holdings, Inc.                                                       343          1,712,536
   UFJ Tsubasa Securities Co. Ltd.                                       28,000            128,216
   Uni-Charm Corp.                                                        3,500            169,838
   Union Tool Co.                                                           800             28,220
   UNY Co., Ltd.                                                          9,000            111,128
   Ushio Inc.                                                             7,000            132,341
   USS Co., Ltd.                                                          1,400    $       112,717
   Victor Co. of Japan, Ltd.                                              6,000             70,521
   Vodafone Holdings KK                                                     164            446,266
   Wacoal Corp.                                                           7,000             74,220
   World Co., Ltd.                                                        2,000             63,573
 # Yakult Honsha Co., Ltd.                                                8,000            110,434
 # Yamada Denki Co., Ltd.                                                 5,300            176,988
   Yamaguchi Bank, Ltd.                                                   7,000             71,358
   Yamaha Corp.                                                          11,000            167,098
   Yamaha Motor Co., Ltd.                                                15,000            214,919
   Yamanouchi Pharmaceutical Co., Ltd.                                   20,200            649,044
   Yamato Transport Co., Ltd.                                            24,000            341,338
   Yamazaki Baking Co., Ltd.                                              9,000             83,383
   Yaskawa Electric Corp.                                                 8,000             51,465
   Yasuda Fire & Marine Insurance Co.,
     Ltd.                                                                60,000            523,163
 # Yasuda Trust & Banking Co., Ltd.                                     208,000            411,095
   Yokogawa Electric Corp.                                               12,000            155,275
   Yokohama Rubber Co., Ltd.                                              7,000             25,747
   York-Benimaru Co., Ltd.                                                  800             22,901
   Zeon Corp.                                                             6,000             43,893
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $158,024,572)                                                                 150,988,104
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $2,441,305)                                                                   2,467,881
                                                                                   ---------------
TOTAL -- JAPAN
   (Cost $160,465,877)                                                                 153,455,985
                                                                                   ---------------
FRANCE -- (8.0%)
COMMON STOCKS -- (8.0%)
   Accor SA                                                              10,940            453,950
 # AGF (Assurances Generales de
     France SA)                                                          11,361            688,832
   Air France                                                            14,686            240,250
   Air Liquide SA                                                         5,550            973,540
   Air Liquide SA                                                        10,266          1,811,500
   Alcan, Inc.                                                            2,587            102,229
 * Alcatel SA                                                            71,900          1,036,072
 * Alstom SA                                                             40,620             46,690
   Arcelor SA                                                            29,800            500,100
 * Atos Origin                                                            4,218            248,323
 * Aventis                                                               44,765          3,554,401
   AXA                                                                   98,764          2,031,458
   BNP Paribas SA                                                        50,518          3,088,183
   Bollore Technologies SA                                                  203             62,209
   Bouygues                                                              21,845            753,697
 * Business Objects SA                                                    5,500            120,680
 * Cap Gemini SA                                                          7,550            289,581
   Carrefour                                                             40,100          1,958,722
   Casino Guichard Perrachon                                              7,609            664,848
   Cie Generale D'Optique Essilor
     Intenational SA                                                      5,570            345,753
   Clarins SA                                                               370             23,072
   Compagnie de Saint-Gobain                                             19,436            979,092
   Compagnie Francaise d'Etudes et
     de Construction Technip SA                                           1,790            241,150
   Dassault Systemes SA                                                   8,054            368,200
   Dior (Christian) SA                                                   11,036            698,793
   Eiffage SA                                                               942             73,293

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Euler-Hermes SA                                                        1,833    $       101,171
   Faurecia SA                                                              312             20,219
   Fimalac SA                                                               560             21,890
 # France Telecom SA                                                    202,365          4,889,626
   Gecina SA                                                              3,700            288,642
   Generale des Establissements
     Michelin SA Series B                                                 8,009            391,323
   Groupe Danone                                                          7,642          1,319,021
   Havas SA                                                              12,513             66,426
 * Hermes International SA                                                2,997            589,201
   Imerys SA                                                              1,000            227,498
 * JC Decaux SA                                                           9,528            203,418
   Klepierre SA                                                           1,862            128,138
   LaFarge SA                                                             9,716            833,066
   LaFarge SA Prime Fidelity                                              8,604            745,456
 # Lagardere S.C.A. SA                                                    7,700            470,346
   L'Oreal                                                               51,116          3,970,231
   LVMH (Louis Vuitton Moet Hennessy)                                    37,151          2,656,305
   Metropole Television SA                                                3,117             87,213
   Neopost SA                                                             1,118             63,403
   Pernod-Ricard SA                                                       3,950            494,674
   Peugeot SA                                                            14,309            808,056
   Pinault Printemps Redoute SA                                           8,640            903,333
   Publicis Groupe                                                       13,617            401,386
   Remy Cointreau SA                                                      1,518             50,686
   Renault SA                                                            18,294          1,363,211
   Rexel SA                                                               3,619            149,501
 * SA Des Galeries Lafayette                                                559            108,320
   Sagem SA                                                               2,048            224,440
   Sanofi Synthelabo                                                     55,603          3,680,703
   Schneider SA                                                          12,889            868,235
 * Scor SA                                                               28,551             41,835
   SEB SA Prime Fidelite 2002                                               764             85,917
   SEB SA Prime Fidelity                                                    990            111,222
   Societe BIC SA                                                         3,600            156,173
   Societe des Ciments de Francais                                          737             57,300
   Societe Generale d'Enterprise SA                                       4,640            445,642
   Societe Generale, Paris                                               24,826          2,105,734
   Societe Television Francaise 1                                        14,555            452,486
   Sodexho Alliance SA                                                    9,712            252,749
   Somfy Interational SA                                                    134             25,189
 # Ste des Autoroutes du Sud de
     la France                                                           19,738            753,313
   Stmicroelectronics NV                                                 53,696          1,210,496
 # Suez (ex Suez Lyonnaise des Eaux)                                     56,220          1,094,851
   Thales SA                                                             13,084            461,738
   Thomson Multimedia                                                    15,000            286,223
   Total SA                                                              35,906          6,745,359
   Unibail SA                                                             2,500            248,738
   Valeo SA                                                               5,000            202,923
*# Veolia Environnement SA                                               26,535            710,143
 * Vivendi Universal SA                                                  59,936          1,529,557
 * Wanadoo SA                                                            43,078            419,616
 * Wendel Investissement                                                  3,203            151,900
   Zodiac SA                                                              4,460            144,946
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $59,763,136)                                                                   65,173,806
                                                                                   ---------------
SWITZERLAND -- (6.2%)
COMMON STOCKS -- (6.0%)
 * ABB, Ltd.                                                            153,897    $       862,658
 * Actelion, Ltd.                                                         1,600            175,795
 * Adecco SA                                                             16,373            788,292
   Baloise-Holding                                                        3,300            132,988
 * BKW FMB Energie AG                                                        90             38,808
 * Ciba Spezialitaetenchemie
     Holding AG                                                           4,525            309,165
   Cie Financiere Richemont AG Series A                                  46,023          1,185,479
   Clariant AG                                                           15,571            214,972
 * Credit Swisse Group                                                   78,497          2,700,557
 * Fischer (Georg) AG, Schaffhausen                                         145             31,613
 * Forbo Holding AG, Eglisau                                                102             26,429
   Geberit AG                                                               274            176,430
 # Givaudan SA                                                              573            306,427
 # Holcim, Ltd.                                                          17,803            926,510
   Julius Baer Holding AG                                                   540            157,036
 * Kudelski SA                                                            3,084             94,509
   Kuehne & Nagel International AG                                        1,500            197,277
   Kuoni Reisen Holding AG                                                  180             71,474
 * Lindt & Spruengli AG                                                       7             77,698
 * Logitech International SA                                              3,319            153,293
   Lonza Group AG                                                         2,970            145,088
   Nestle SA, Cham und Vevey                                             26,340          6,857,764
   Nobel Biocare Holding AG                                               1,700            252,717
 # Novartis AG                                                          208,860          9,394,211
   Phonak Holding AG                                                      4,487            134,144
   Publicitas Holding SA, Lausanne                                          104             32,371
   Roche Holding AG Bearer                                               17,260          2,375,601
   Roche Holding AG Genusschein                                          45,853          4,829,271
   Schindler Holding AG                                                     210             60,066
   Schindler Holding AG                                                   1,030            314,126
 # Serono SA                                                              1,109            676,087
 # Societe Generale de Surveillance
     Holding SA                                                             770            444,043
   Straumann Holding AG                                                   1,000            207,067
   Sulzer AG, Winterthur                                                    165             41,094
 # Swatch Group AG                                                        2,692            375,609
 * Swiss Life AG                                                          2,140            269,743
 # Swiss Reinsurance Co., Zurich                                         21,255          1,319,433
 # Swisscom AG                                                            7,449          2,315,607
 * Syngenta AG                                                            7,449            590,903
 # Synthes, Inc.                                                         10,130          1,192,705
   Tecan Group AG                                                           627             26,776
 # The Swatch Group AG                                                   18,164            516,560
 # UBS AG                                                                77,901          5,590,760
 * Unaxis Holding AG                                                        912            103,285
   Valora Holding AG                                                        209             49,484
 * Zimmer Holdings, Inc.                                                  3,010            254,353
 * Zurich Financial SVCS AG                                               9,504          1,495,356
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $39,080,073)                                                                   48,491,634
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
 * Swiss Francs
     (Cost $1,225,916)                                                                   1,241,865
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * Swiss Life Holdings AG
     Rights 06/02/04
     (Cost $0)                                                            1,380    $             0
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $40,305,989)                                                                   49,733,499
                                                                                   ---------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
   Aachener und Muenchener
     Beteiligungs AG                                                        596             43,017
   Adidas-Salomon AG                                                      2,400            284,395
 * Aixtron AG                                                             2,400             14,104
   Allianz AG                                                            22,867          2,390,586
   Altana AG                                                             11,010            716,347
   BASF AG                                                               31,350          1,606,578
   Bayer AG                                                              40,100          1,148,303
 # Bayerische Motorenwerke AG                                            44,192          1,875,896
 * Bayerische Vereinsbank AG                                             46,769            790,055
 # Beiersdorf AG                                                          7,703            870,744
   Commerzbank AG                                                        31,673            517,366
 # Continental AG                                                         7,400            333,098
 * D. Logistics AG                                                        1,200              2,542
   DaimlerChrysler AG                                                    56,252          2,503,585
 # Deutsche Bank AG                                                      31,988          2,517,999
 # Deutsche Boerse AG                                                     5,900            314,241
   Deutsche Lufthansa AG                                                 30,202            433,678
   Deutsche Post AG                                                      98,718          1,982,253
 * Deutsche Telekom AG                                                  290,398          4,888,094
   Douglas Holding AG                                                     1,500             40,034
   E.ON AG                                                               37,998          2,647,377
 * Epcos AG                                                               2,800             56,825
 * Fraport AG                                                             3,274             94,674
 * Freenet.De AG                                                            854             78,372
   Fresenius Medical Care AG                                              5,195            384,298
   Gehe AG                                                                6,588            375,683
 * Hannover Rueckversicherungs AG                                         3,742            127,269
 * Heidelberger Druckmaschinen AG                                         2,678             84,886
   Heidelberger Zement AG                                                 7,569            333,452
   Hochtief AG                                                            2,695             59,148
 * Hypo Real Estate Holding AG                                            6,387            179,544
 * Infineon Technologies AG                                              43,704            592,044
   Karstadt Quelle AG                                                     7,555            156,042
 # Linde AG                                                               7,404            383,412
   MAN AG                                                                 8,122            300,011
   Medion AG                                                              2,346             88,925
   Merck KGAA                                                             2,700            150,552
*# Metro AG                                                              29,088          1,410,639
   MG Technologies AG                                                    11,945            155,452
 # Munchener Rueckversicherungs-
     Gesellschaft AG                                                     15,448          1,583,629
   Oldenburgische Landesbank AG                                             637             50,562
 # Preussag AG                                                            9,786            189,951
   Puma AG                                                                  800            194,765
   Rwe AG (Neu)                                                             800             31,294
   Rwe AG (NEU) Series A                                                 29,611          1,302,004
 # SAP AG (Systeme Anwendungen
     Produkte in der Datenverarbeitung)                                  21,517          3,477,864
   Schering AG                                                           10,800            589,631
 * SGL Carbon AG                                                          1,750             16,780
   Siemens AG                                                            47,475          3,359,921
   Stada Arzneimittel AG                                                  1,121    $        58,007
   Suedzucker AG                                                         13,568            270,754
   ThyssenKrupp AG                                                       36,653            613,081
 * T-Online International AG                                             76,305            878,324
   United Internet AG                                                     1,321             33,164
   Volkswagen AG                                                         20,257            887,366
 * WCM Beteiligungs AG                                                   11,608             16,481
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $48,582,936)                                                                   44,485,098
                                                                                   ---------------
NETHERLANDS -- (3.9%)
COMMON STOCKS -- (3.9%)
   ABN-AMRO Holding NV                                                  122,634          2,612,136
   Aegon NV                                                             117,874          1,423,571
 * Air France                                                             2,614             42,466
   AKZO Nobel NV                                                         20,687            745,101
   Buhrmann NV                                                            6,020             57,363
   DSM NV                                                                 7,868            388,534
   Elsevier NV                                                           57,907            807,817
 * Getronics NV                                                          27,590             76,293
 * Hagemeyer NV                                                          21,897             46,884
   Heineken Holding NV Series A                                          27,038            793,539
   Heineken NV                                                           56,719          1,874,693
 * Hunter Douglas NV                                                      3,502            163,215
   IHC Caland NV                                                          2,124            100,190
   ING Groep NV                                                         166,457          3,760,069
 * Koninklijke Ahold NV                                                 145,070          1,134,825
   Koninklijke KPN NV                                                   199,776          1,453,124
 * Koninklijke Numico NV                                                 12,248            389,125
   Koninklijke Philips Electronics NV                                    90,808          2,480,208
   Koninklijke Vendex KBB NV                                              5,978            111,200
 * Norit NV                                                              34,890            611,540
   Oce NV                                                                 4,991             74,278
   Randstad Holdings NV                                                   8,050            211,474
   Royal Dutch Petroleum Co.,
     Den Haag                                                           143,761          7,191,425
   TNT Post Groep NV                                                     45,904          1,030,728
   Unilever NV                                                           39,438          2,591,402
   Vedior NV                                                             15,338            228,694
   VNU NV                                                                19,323            568,964
   Wolters Kluwer NV                                                     21,861            370,518
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $32,721,347)                                                                   31,339,376
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                           2,377              2,990
 * ING Groep NV Coupons 06/17/05                                        166,457                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $4,469)                                                                             2,990
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $32,725,816)                                                                   31,342,366
                                                                                   ---------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                           61,317            284,200
   AMP Limited                                                          111,330            442,508
   Ansell, Ltd.                                                          12,403             69,843
   APN News & Media, Ltd.                                                23,741             69,246
   Aristocrat Leisure, Ltd.                                              25,976             79,469
   Australand Property Group                                             30,781             35,790

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Australia & New Zealand Banking
     Group, Ltd.                                                        121,193    $     1,559,324
   Australian Gas Light Co.                                              31,475            264,612
   Australian Stock Exchange, Ltd.                                        5,600             61,366
   AWB, Ltd.                                                             15,115             52,837
   AXA Asia Pacific Holdings, Ltd.                                      139,317            337,403
   Bendigo Bank, Ltd.                                                     5,694             42,157
   BHP Billiton, Ltd.                                                   261,912          2,247,754
   BHP Steel Ltd.                                                        51,941            229,657
 * Billabong International, Ltd.                                         10,606             62,337
   Boral, Ltd.                                                           36,452            152,438
   Brambles Industries, Ltd.                                             66,718            280,980
   Brickworks, Ltd.                                                       5,844             35,756
 * Burns, Philp & Co., Ltd.                                              90,152             40,508
   Caltex Australia, Ltd.                                                12,048             74,257
   Coca-Cola Amatil, Ltd.                                                35,542            180,045
   Cochlear, Ltd.                                                         3,100             45,330
   Coles Myer, Ltd.                                                      94,099            569,176
   Commonwealth Bank of Australia                                        87,566          2,050,990
   Computershare, Ltd.                                                   34,090             73,930
   CSL, Ltd.                                                             10,618            174,368
   CSR, Ltd.                                                             55,115             75,854
 * Davids Limited                                                        27,928             52,024
   Deutsche Office Trust                                                 44,700             39,515
   Flight Centre, Ltd.                                                    4,194             52,790
   Foodland Associates, Ltd.                                              6,090             80,175
   Foster's Group, Ltd.                                                 150,976            491,118
   Futuris Corp., Ltd.                                                   42,265             46,748
   General Property Trust                                                75,385            184,635
   Harvey Norman Holdings, Ltd.                                          91,545            178,160
   Iluka Resources, Ltd.                                                 15,365             43,569
   Insurance Australiz Group, Ltd.                                      119,754            389,137
   James Hardies Industries NL                                           30,184            129,520
   John Fairfax Holdings, Ltd.                                           55,963            138,133
   Leighton Holdings, Ltd.                                               23,641            136,245
   Lend Lease Corp., Ltd.                                                31,264            224,042
   Lion Nathan, Ltd.                                                     43,600            205,274
   Macquarie Bank, Ltd.                                                  14,533            345,861
   Macquarie Infrastructure Group                                        69,634            156,484
   Mayne Group, Ltd.                                                     49,547            105,844
   Mirvac, Ltd.                                                          46,875            141,960
   National Australia Bank, Ltd.                                        106,524          2,276,671
   National Foods, Ltd.                                                   9,831             30,489
   Newcrest Mining, Ltd.                                                 21,576            194,614
   News Corp., Ltd.                                                     158,899          1,459,558
   News Corp., Ltd. Pref Ordinary                                       284,248          2,414,182
   Onesteel, Ltd.                                                        36,779             58,978
   Orica, Ltd.                                                           17,659            184,413
   Origin Energy, Ltd.                                                   46,223            173,944
 * Oxiana, Ltd.                                                          52,556             31,130
   Paperlinx, Ltd.                                                       29,331            101,845
   Patrick Corp., Ltd.                                                   33,558            116,879
   Perpetual Trustees Australia, Ltd.                                     1,977             62,085
   Publishing and Broadcasting, Ltd.                                     60,779            534,981
   QBE Insurance Group, Ltd.                                             47,261            420,847
   Quantas Airways, Ltd.                                                163,543            400,387
   Rinker Group, Ltd.                                                    62,315            333,130
   Rio Tinto, Ltd.                                                       35,325            881,520
 * Rural Press, Ltd.                                                      5,203             27,966
   Santos, Ltd.                                                          38,543            186,416
 * Scigen                                                                11,443                522
   Sigma Co., Ltd.                                                        7,216    $        39,120
   Sonic Healthcare, Ltd.                                                16,529            103,940
 * Sons of Gwalia, Ltd.                                                   7,201             13,834
 * Southcorp, Ltd.                                                       49,137            110,815
   St. George Bank, Ltd.                                                 30,907            483,474
 * Stockland Trust Group                                                  1,070              3,993
   Stockland Trust Group                                                 31,060            116,961
   Suncorp-Metway, Ltd.                                                  36,688            361,170
   Tab, Ltd.                                                             27,500             93,375
   Tabcorp Holdings, Ltd.                                                29,534            282,115
   Telstra Corp., Ltd.                                                  603,648          2,017,761
   Ten Network Holdings, Ltd.                                            17,535             35,911
   Toll Holdings, Ltd.                                                   19,556            149,255
   Transurban Group                                                      32,295            103,709
   Washington H. Soul Pattinson & Co.,
     Ltd.                                                                10,671             47,205
   Wesfarmers, Ltd.                                                      24,851            500,669
   West Australian Newspapers
     Holdings, Ltd.                                                      10,881             51,267
   Westfield Holdings, Ltd.                                              37,309            388,868
 * Westfield Trust                                                           57                169
   Westfield Trust                                                        2,312              7,013
   Westpac Banking Corp.                                                126,435          1,549,889
   WMC Resources, Ltd.                                                   75,345            248,221
   WMC, Ltd.                                                             75,646            286,789
   Woodside Petroleum, Ltd.                                              56,079            633,847
   Woolworths, Ltd.                                                      69,050            580,794
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $23,701,372)                                                                   30,834,090
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Australian Dollar
     (Cost $467,463)                                                                       472,133
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $24,168,835)                                                                   31,306,223
                                                                                   ---------------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Acea SpA                                                               4,000             28,421
 * AEM SpA                                                               24,480             45,849
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                            50,000             14,325
   Alleanza Assicurazioni SpA                                            43,804            479,196
   Assicurazioni Generali SpA, Trieste                                   58,514          1,516,664
 * Autogrill SpA, Novara                                                 10,000            141,983
 * Banca Antoniana Popolare Veneta
     SpA                                                                  9,599            191,443
   Banca Fideuram SpA                                                    50,948            291,817
   Banca Monte Dei Paschi di Siena
     SpA                                                                135,554            420,411
 * Banca Nazionale del Lavoro SpA                                       101,562            212,802
   Banca Popolare di Lodi Scarl                                           9,804             89,821
   Banca Popolare di Milano                                              14,520             85,453
   Banco Popolare di Verona e Novara
     SpA                                                                 16,000            262,526
   Benetton Group SpA                                                     6,950             78,722
   Bulgari SpA                                                           13,000            125,702
   Capitalia SpA                                                        100,360            296,643
 # Cassa di Risparmio di Firenze SpA                                     21,455             36,802
 # Compagnia Assicuratrice Unipol SpA                                    11,382             44,424
   Credito Italiano                                                     327,819          1,532,769

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * E.Biscom SpA                                                           1,000    $        58,177
*# Edison SpA                                                           167,195            289,643
 # Eni SpA                                                              198,578          4,035,829
 # Ente Nazionale per L'Energia
     Elettrica SpA                                                      370,835          3,033,887
 * Fiat SpA                                                              39,286            278,277
 * Finecogroup SpA                                                       14,490             85,108
 # Finmeccanica SpA                                                     385,000            290,622
   Gruppo Editoriale L'espresso SpA                                      16,000             98,264
 # Intesabci SpA                                                        316,482          1,136,135
   Italcementi SpA                                                        6,680             83,581
 # Luxottica Group SpA                                                   24,655            399,314
   Mediaset SpA                                                          66,880            732,927
   Mediobanca SpA                                                        34,000            389,312
 # Mediolanum SpA                                                        33,000            222,156
   Mondadori (Arnoldo) Editore SpA                                       10,500            100,070
   Pirelli & Co. SpA                                                     93,332             95,767
   RAS SpA (Riunione Adriatica di
     Sicurta)                                                            38,672            693,268
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                                 3,906             86,897
   Saipem SpA                                                            16,937            154,273
   San Paolo-IMI SpA                                                     66,607            762,673
   Seat Pagine Gialle SpA                                                 8,018              3,182
 * Seat Pagine Gialle SpA, Torino                                         3,041              1,290
   SNAM Rete Gas SpA                                                    105,674            444,900
   SNIA SpA                                                               9,248              2,786
   Societe Cattolica di Assicurazoni
     Scarl SpA                                                              934             36,287
 * Sorin SpA                                                             13,872             35,574
   Telecom Italia Mobile SpA                                            485,179          2,629,586
 # Telecom Italia SpA                                                   701,433          2,151,065
 * Tiscali SpA                                                           13,000             56,965
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $22,777,237)                                                                   24,283,588
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
     (Cost $43,047)                                                       3,000             12,827
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                            1,677                372
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $22,820,284)                                                                   24,296,787
                                                                                   ---------------
SPAIN -- (2.8%)
COMMON STOCKS -- (2.8%)
   Acciona SA                                                             4,613            291,583
 # Acerinox SA                                                            3,500            191,804
 * Antena 3 Television                                                      898             45,629
 # Autopistas Concesionaria
     Espanola SA                                                         37,894            638,828
 # Banco Bilbao Vizcaya SA                                              182,100          2,412,663
   Banco de Andalucia                                                       655             57,893
   Banco de Sabadell SA                                                  10,406            214,226
 # Banco de Valencia SA                                                   4,181             87,190
   Banco Pastor SA                                                        1,281             38,009
 # Banco Popular Espanol SA, Madrid                                      14,722            827,598
   Banco Santander Central
     Hispanoamerica SA                                                  271,784          2,888,095
   Bankinter SA                                                           3,867    $       144,643
   Cementos Portland SA                                                   1,338             80,262
 * Centros Comerciales Carrefour SA                                      20,065            386,964
 # Cia Espanola de Petroleous SA                                         10,942            361,073
   Compania de Distribucion Integral
     Logista SA                                                           1,457             46,762
*# Coporacion Financiera Reunida SA                                       6,070             65,427
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                      12,760            145,206
   Ebro Puleva SA                                                         2,892             35,259
 * Enagas SA                                                             11,325            127,113
   Endesa SA, Madrid                                                     60,300          1,113,186
   Fomento de Construcciones y
     Contratas SA                                                         9,577            344,921
 * Gamesa Corporacion
     Technologica SA                                                      3,024            135,615
 # Gas Natural SA, Buenos Aires                                          35,972            859,438
 # Grupo Ferrovial SA                                                    10,223            402,422
   Iberdrola SA                                                          51,300          1,034,950
   Iberia Lineas Aereas de Espana SA                                     57,296            164,560
   Indra Sistemas SA                                                      7,600             97,182
   Industria de Diseno Textil SA                                         51,131          1,175,582
 # Metrovacesa SA                                                         3,614            138,483
   OCP Construcciones SA, Madrid                                          7,622            372,022
   Promotora de Informaciones SA                                         13,866            239,702
   Red Electrica de Espana S.A.                                           6,151            101,948
   Repsol SA                                                             75,700          1,601,540
   Sociedad General de Aguas de
     Barcelona SA                                                         6,192            103,104
 * Sociedad General de Aguas de
     Barcelona SA                                                            61              1,024
 * Sogecable SA                                                           5,430            224,757
 # Sol Melia SA                                                           8,400             72,344
   Tabacalera SA                                                         15,900            486,536
 * Tele Pizza SA                                                          7,000             12,734
 # Telefonica de Espana SA                                              282,457          4,103,377
 # Telefonica Publicidad e
   Informacion SA                                                        23,179            160,049
   Union Fenosa SA                                                       19,200            409,593
 # Vallehermoso SA                                                       17,641            259,758
 # Zardoya Otis SA                                                        9,831            200,448
*# Zeltia SA                                                             10,500             76,366
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $18,314,874)                                                                   22,977,868
                                                                                   ---------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (1.9%)
 * Ainax AB                                                               1,922             53,962
   Alfa Laval AB                                                          7,600            117,372
   Assa Abloy AB Series B                                                20,500            237,744
   Atlas Copco AB Series A                                                9,300            343,347
   Atlas Copco AB Series B                                                3,600            122,519
   Axfood AB                                                              2,700             67,815
   Billerud AB                                                            3,200             49,816
 * Bostads AB Drott                                                       1,175             21,119
   Castellum AB                                                           2,200             51,893
 * Drott Series AB                                                        4,700             65,734
   Electrolux AB Series B                                                18,500            367,329
   Eniro AB                                                               8,200             64,408
   Gambro AB Series A                                                    15,300            138,024
   Gambro AB Series B                                                     5,200             46,202

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Getinge AB                                                            11,600    $       135,280
   Hennes & Mauritz AB Series B                                          57,900          1,433,926
   Hoganas AB Series B                                                    1,300             32,195
   Holmen AB Series B                                                     4,300            123,263
 * Lundin Petroleum AB                                                    9,000             51,527
 * Modern Times Group AB Series B                                         1,800             32,353
   Netcom AB Series B                                                     8,700            374,460
   Nordic Baltic Holdings AB                                            201,048          1,362,396
 * OMHEX AB                                                               6,500             86,239
   Sandvik AB                                                            16,700            567,170
   Scania AB                                                              4,000            123,357
   Scania AB Series B                                                     5,400            169,290
   Securitas AB Series B                                                 20,900            258,050
   Skandia Insurance AB                                                  63,500            254,688
   Skandinaviska Enskilda Banken
     Series A                                                            53,100            765,653
   Skanska AB Series B                                                   19,500            162,968
   SSAB Swedish Steel Series A                                            3,500             58,546
   SSAB Swedish Steel Series B                                            1,400             22,660
   Svenska Cellulosa AB Series B                                         12,700            492,126
   Svenska Handelsbanken Series A                                        45,800            891,156
   Svenska Kullagerfabriken AB
     Series A                                                             2,300             83,186
   Svenska Kullagerfabriken AB
     Series B                                                             5,200            189,719
   Swedish Match AB (Frueher
     Svenska Taendsticks AB)                                             20,400            215,211
   Tele2 AB Series A                                                        800             34,189
 * Telefon AB L.M. Ericsson Series B                                    950,800          2,658,934
 # Telia AB                                                             381,900          1,614,475
   Tietoenator Corp. AB                                                   3,400            100,829
   Trelleborg AB Series B                                                 4,200             76,123
 # Volvo AB Series A                                                      8,900            277,542
 # Volvo AB Series B                                                     20,900            683,228
   WM-Data AB Series B                                                    8,500             18,969
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $13,843,369)                                                                   15,096,992
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
     (Cost $643,514)                                                                       647,648
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $14,486,883)                                                                   15,744,640
                                                                                   ---------------
HONG KONG -- (1.3%)
COMMON STOCKS -- (1.3%)
   ASM Pacific Technology, Ltd.                                          12,000             47,890
   Bank of East Asia, Ltd.                                               64,910            184,206
   Cathay Pacific Airways, Ltd.                                         176,000            332,237
   Cheung Kong Holdings, Ltd.                                           105,600            793,150
   Cheung Kong Infrastructure
     Holdings, Ltd.                                                      99,000            240,040
   China Merchants Holdings
     (International) Co., Ltd.                                           54,000             71,316
   China Unicom, Ltd.                                                   232,000            176,330
   CLP Holdings, Ltd.                                                   110,400            584,908
   CNOOC, Ltd.                                                          712,500            303,260
   Dah Sing Financial Holdings, Ltd.                                      3,600             24,187
   Esprit Holdings, Ltd.                                                 54,541            237,325
   Giordano International, Ltd.                                          40,000             24,496
   Hang Lung Development Co., Ltd.                                       24,000             32,640
   Hang Lung Properties, Ltd.                                           113,500    $       147,677
   Hang Seng Bank, Ltd.                                                 103,000          1,304,014
   Henderson Investment, Ltd.                                            72,000             84,964
   Henderson Land Development Co.,
     Ltd.                                                                97,000            417,942
 * Hong Kong and China Gas Co., Ltd.                                     51,000             80,526
   Hong Kong Electric Holdings, Ltd.                                     93,707            391,998
   Hong Kong Exchanges & Clearing,
     Ltd.                                                                48,000             99,557
   Hopewell Holdings, Ltd.                                               38,000             66,099
   Hutchison Whampoa, Ltd.                                              218,500          1,477,411
   Hysan Development Co., Ltd.                                           41,242             66,380
   I-Cable Communications, Ltd.                                           9,854              3,786
   Johnson Electric Holdings, Ltd.                                      168,000            158,097
   Kerry Properties, Ltd.                                                18,000             29,122
   Kowloon Motor Bus Holdings, Ltd.                                       1,200              5,894
 * Legend Group, Ltd.                                                   174,000             54,657
   Li & Fung, Ltd.                                                      126,000            186,333
 * MTR Corp., Ltd.                                                       18,500             27,017
   New World Development Co., Ltd.                                      128,860             99,968
   NWS Holdings Ltd.                                                     27,000             32,198
 * PCCW, Ltd.                                                           235,265            159,917
   SCMP Group, Ltd.                                                      39,198             15,697
   Shangri-La Asia, Ltd.                                                 99,872             98,111
   Sino Land Co., Ltd.                                                  180,644            105,354
   Smartone Telecommunications
     Holdings, Ltd.                                                      23,000             24,652
   Sung Hungkai Properties, Ltd.                                        118,706          1,007,851
   Swire Pacific, Ltd. Series A                                          42,500            274,021
   Techtronic Industries Co., Ltd.                                       28,000             84,287
   Television Broadcasts, Ltd.                                           20,000             87,987
   Texwinca Holdings, Ltd.                                               60,000             47,707
   Wharf Holdings, Ltd.                                                 107,542            303,130
   Wheelock and Co., Ltd.                                                29,000             34,755
   Wing Hang Bank, Ltd.                                                   4,500             26,303
 # Yue Yuen Industrial (Holdings), Ltd.                                  69,000            171,914
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $10,956,855)                                                                   10,227,311
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $166,551)                                                                       166,537
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $11,123,406)                                                                   10,393,848
                                                                                   ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
   Amer-Yhtymae Oyj Series A                                              1,500             76,996
 * Elisa Communications Corp.                                            10,063            125,447
   Fortum Oyj                                                            90,288          1,060,115
   KCI Konecranes International Oyj                                         700             24,185
   Kemira Oyj                                                             4,000             50,523
   Kesko Oyj                                                              6,400            126,002
   Kone Corp.                                                             5,140            296,022
   Metso Oyj                                                             10,444            127,906
   M-real Oyj Series B                                                    9,000             76,581
   Nokia Oyj                                                            342,121          4,686,868
   Nokian Renkaat Oyj                                                       500             46,203
   Orion-Yhtyma Oyj Series A                                                200              5,052
   Orion-Yhtyma Oyj Series B                                              2,000             50,850
   Outokumpu Oyj Series A                                                15,900            240,890

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Pohjola Group P.L.C. Series D                                          9,600    $        93,522
   Rautaruukki Oyj Series K                                               8,700             64,769
   Sampo Insurance Co., Ltd.                                             58,700            582,159
   Sanoma-Wsoy Oyj Series A                                               1,391             24,797
   Sanoma-Wsoy Oyj Series B                                              13,063            232,680
   Stora Enso Oyj Series R                                               67,900            880,090
   Tietoenator Corp.                                                      2,800             82,623
   Upm-Kymmene Oyj                                                       45,800            822,604
   Uponor Oyj Series A                                                    2,300             73,143
   Wartsila Corp. Oyj Series B                                            2,900             59,225
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $9,986,195)                                                                     9,909,252
                                                                                   ---------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
   AGFA-Gevaert NV, Mortsel                                               7,300            177,527
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                              6,572            398,651
   Barco (New) NV                                                           400             34,950
   Bekaert SA                                                               700             40,451
   Cie Martime Belge SA                                                     300             28,204
   Cofinimmo SA                                                             200             25,644
   Colruyt SA Halle                                                       1,700            185,219
 * Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                 3,600            168,319
 # Dexia SA                                                              50,657            847,840
   D'Ieteren SA                                                             290             57,729
 # Electrabel SA                                                          2,900            945,514
   Exmar NV                                                                 300             16,468
 # Fortis AG                                                             53,679          1,141,072
   Groupe Bruxelles Lambert                                               2,500            154,459
   Interbrew SA                                                          23,590            720,029
   KBC Bancassurance Holding SA                                          15,700            899,884
 * Mobistar SA                                                            2,500            156,404
   Omega Pharma SA                                                          500             24,185
   Solvay SA                                                              4,400            354,131
 # UCB SA                                                                 7,600            353,722
 * Umicore-Strip VVPR                                                        55                 10
   Union Miniere SA                                                       1,155             70,118
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $6,205,870)                                                                     6,800,530
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                              200                  0
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $6,205,870)                                                                     6,800,530
                                                                                   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Bang & Olufsen Holding A.S. Series B                                     290             16,864
   Carlsberg A.S. Series B                                                3,475            170,044
   Codan A.S.                                                               500             20,955
   Coloplast A.S. Series B                                                  970             94,284
   Dampskibsselskabet Svendborg A.S.                                        254          1,654,295
   Danisco A.S.                                                           2,450            116,113
   Danske Bank A.S.                                                      37,056            842,536
   DSV, De Sammensluttede
     Vognmaend A.S.                                                         880             40,525
   East Asiatic Co., Ltd.                                                   900             39,974
 * FLS Industries                                                           890    $        12,054
   GN Great Nordic A.S.                                                   9,620             72,227
   Group 4 Falck A.S.                                                     3,480             80,626
   H. Lundbeck A.S.                                                      14,002            310,827
   ISS A.S.                                                               1,763             84,298
 * Jyske Bank A.S.                                                        1,330             70,123
   Koebenhavns Lufthavne                                                    280             39,715
   NKT Holding A.S.                                                       1,100             21,523
   Novo-Nordisk A.S. Series B                                            14,150            650,675
   Novozymes A.S. Series B                                                2,830            123,960
   Sydbank A.S.                                                             240             34,350
   Tele Danmark A.S.                                                     12,110            408,545
 * TK Development                                                           614              1,321
 * Topdanmark A.S.                                                        1,300             78,608
 * Vestas Wind Systems A.S.                                               4,400             58,650
 * Vestas Wind Systems A.S. Issue 04                                      1,466             19,015
 * William Demant Holding                                                 3,260            120,615
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $4,396,887)                                                                     5,182,722
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $300,967)                                                                       303,474
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S.
     Rights 06/03/04
     (Cost $0)                                                                2                  3
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $4,697,854)                                                                     5,486,199
                                                                                   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allgreen Properties, Ltd.                                             41,000             22,901
 * Capitacommercial Trust                                                23,100             13,854
   Capitaland, Ltd.                                                     115,500             88,169
 * Chartered Semiconductor
     Manufacturing, Ltd.                                                112,000             94,556
   City Developments, Ltd.                                               32,000             98,314
   Comfortdelgro Corp., Ltd.                                             81,000             54,323
   Creative Technology Co., Ltd.                                          3,000             30,155
   Cycle & Carriage, Ltd.                                                 5,982             22,853
   DBS Group Holdings, Ltd.                                              75,000            620,736
   Fraser & Neave, Ltd.                                                  11,100             88,035
   Great Eastern Holdings, Ltd.                                          14,000             96,910
   Haw Par Brothers International, Ltd.                                   2,248              6,174
   Keppel Corp., Ltd.                                                    32,000            125,122
   Keppel Land, Ltd.                                                     22,000             21,457
 * MobileOne, Ltd.                                                       23,000             20,372
   Neptune Orient Lines, Ltd.                                            47,000             59,208
   Overseas Chinese Banking Corp., Ltd.                                  63,300            446,081
   Overseas Union Enterprise, Ltd.                                        6,000             23,753
   Parkway Holdings, Ltd.                                                20,000             13,547
   Sembcorp Industries, Ltd.                                             78,000             66,029
   Sembcorp Logistics, Ltd.                                              39,000             43,725
   Sembcorp Marine, Ltd.                                                 55,000             28,477
   Singapore Airlines, Ltd.                                              73,000            450,855
   Singapore Land, Ltd.                                                  11,000             24,973
   Singapore Press Holdings                                              16,000            192,484
   Singapore Technologies
     Engineering, Ltd.                                                  155,000            175,864

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Singapore Telecommunications, Ltd.                                 1,178,000    $     1,513,742
   Smrt Corporation, Ltd.                                                59,000             22,684
*# St Assembly Test Services, Ltd.                                       38,000             32,922
   United Overseas Bank, Ltd.                                            76,000            580,046
   United Overseas Land, Ltd.                                            22,000             29,269
   Venture Manufacturing
     (Singapore), Ltd.                                                   10,000            106,490
   Wing Tai Holdings, Ltd.                                               22,166             11,098
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $6,124,378)                                                                     5,225,178
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $148,956)                                                                       149,994
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * City Developments, Ltd. Warrants
     (Cost $0)                                                            3,200              5,080
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $6,273,334)                                                                     5,380,252
                                                                                   ---------------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
   Allied Irish Banks P.L.C.                                             68,071            964,365
   Anglo Irish Bank Corp. P.L.C.                                         24,997            395,909
   Bank of Ireland P.L.C.                                                72,629            859,837
   CRH P.L.C.                                                            39,532            839,639
   DCC P.L.C.                                                             4,814             78,338
 * Elan Corp. P.L.C.                                                     28,990            684,614
   Fyffes P.L.C.                                                         17,987             35,203
 * Grafton Group P.L.C.                                                  15,596            112,207
   Greencore Group P.L.C.                                                13,520             51,156
   IAWS Group P.L.C.                                                      8,593             96,712
   Independent News & Media P.L.C.                                       66,416            157,114
   Irish Permanent P.L.C.                                                18,325            275,706
   Kerry Group P.L.C.                                                    17,981            371,082
 * Ryanair Holdings P.L.C.                                               32,702            173,280
   Waterford Wedgwood P.L.C.                                             57,541             13,785
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $4,533,816)                                                                     5,108,947
                                                                                   ---------------
EMU -- (0.6%)
INVESTMENT IN CURRENCY -- (0.6%)
 * Euro Currency
     (Cost $4,593,583)                                                                   4,624,056
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                        755             12,055
   Den Norske Bank ASA Series A                                          46,600            295,667
 * Merkantildata ASA                                                      6,800              5,109
   Nera ASA                                                               6,300             16,717
   Norsk Hydro ASA                                                       16,900          1,048,742
   Norske Skogindustrier ASA Series A                                     5,000             83,355
 * Opticom ASA                                                              600              5,867
   Orkla ASA Series A                                                    11,471            291,205
   Schibsted ASA                                                          2,700             47,443
   Smedvig ASA Series A                                                   3,800             35,706
   Statoil Den Norske Stats
     Oljeselskap ASA                                                     52,301            654,843
   Storebrand ASA                                                        14,500             97,394
   Tandberg ASA Series A                                                  5,600             56,397
   Telenor ASA                                                           71,341    $       512,476
   Tomra Systems ASA                                                      9,200             37,039
 * Yara International ASA                                                16,900            125,403
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $2,600,205)                                                                     3,325,418
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $196,132)                                                                       197,907
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $2,796,337)                                                                     3,523,325
                                                                                   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
   Alpha Credit Bank                                                     10,164            265,914
   Athens Water Supply & Sewage Co.
     S.A.                                                                 4,100             28,272
   Attica Enterprises S.A. Holdings                                       3,130             12,633
   Bank of Piraeus S.A.                                                   6,510             75,842
   Commercial Bank of Greece                                              3,700             97,957
 * Cosmote Mobile Telecommunications
     S.A.                                                                 9,750            162,962
   EFG Eurobank Ergasias S.A.                                            17,470            388,853
   Hellenic Bottling Co. S.A.                                            13,170            328,899
   Hellenic Duty Free Shops S.A.                                          2,000             36,733
   Hellenic Petroleum S.A.                                               13,100            100,125
   Hellenic Technodomiki S.A.                                             3,900             19,454
   Hellenic Tellecommunication
     Organization Co. S.A.                                               32,460            426,517
   Intracom S.A.                                                          3,310             16,652
 * Mailis (M.J.) S.A.                                                     2,800              9,530
   National Bank of Greece                                               13,285            400,093
   Public Power Corp. of Greece                                          13,790            344,431
   Titan Cement Co.                                                       1,140             49,824
   Viohalco S.A.                                                          2,800             17,732
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $2,300,943)                                                                     2,782,423
                                                                                   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                         172,715            400,276
   Banco Espirito Santo e Comercial
     de Lisboa                                                           17,995            296,298
   BPI SGPS SA                                                           44,098            160,901
   Brisa Auto Estradas de
     Portugal SA                                                         24,268            168,200
   Cimpor Cimentos de Portugal SA                                        34,848            182,831
   Electricidade de Portugal SA                                         144,658            392,082
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                      5,600             66,095
   Portugal Telecom SA                                                   62,730            642,692
   PT Multimedia Servicos de
     Telecomunicacoes e Multimedia
     SGPS SA                                                              5,286            110,918
   Sonae SGPS SA                                                        108,923            113,125
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $2,631,882)                                                                     2,533,418
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                       480    $        36,603
   BWT AG                                                                   880             21,533
   Erste Bank der Oesterreichischen
     Sparkassen AG                                                        2,731            422,201
   EVN AG                                                                   674             35,492
   Flughafen Wien AG                                                        579             32,223
 * Immofinanz Immobilien Anlagen AG                                       8,273             65,386
   Mayr-Melnhof Karton AG                                                   472             56,661
   Oesterreichische
     Elektrizitaetswirtschafts AG                                           810            134,482
   OMV AG                                                                 1,728            303,035
 * RHI AG, Wien                                                             778             16,158
 * Telekom Austria AG                                                    20,547            286,633
 * VA Technologie AG                                                        805             42,959
   Voestalpine AG                                                         1,479             65,995
   Wienerberger AG                                                        4,007            135,793
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $1,160,576)                                                                     1,655,154
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Wienerberger AG Rights 06/02/04
     (Cost $0)                                                            4,007                  0
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $1,160,576)                                                                     1,655,154
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  18,875             79,616
   Carter Holt Harvey, Ltd.                                             128,700            158,483
   Contact Energy, Ltd.                                                  29,322            103,787
   Fisher & Paykel Apppliances
     Holdings, Ltd.                                                      14,080             40,461
   Fisher & Paykel Healthcare Corp.                                       6,279             49,973
   Fletcher Building, Ltd.                                               28,054             77,841
   Independent Newspapers, Ltd.
     (Auckland)                                                          21,417             65,514
   Sky City Entertainment Group, Ltd.                                    28,614             85,272
 * Sky Network Television, Ltd.                                          17,139             57,470
   Telecom Corporation of
     New Zealand, Ltd.                                                  133,816            465,524
 * Tower, Ltd.                                                           25,408    $        25,402
   Warehouse Group, Ltd.                                                 14,200             38,332
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $887,116)                                                                       1,247,675
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $37,056)                                                                         37,470
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $924,172)                                                                       1,285,145
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (16.1%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $14,225,000 FMC
    Discount Notes 1.13%, 08/12/04,
    valued at $14,189,438) to be
    repurchased at $13,980,382
    (Cost $13,979,000)                                          $        13,979         13,979,000
  Repurchase Agreement, Mizuho
    Securities USA 1.00%, 06/01/04
    (Collateralized by $122,482,000
    U.S. Treasury Obligations 2.625%,
    05/15/08, valued at $119,112,191)
    to be repurchased at $116,789,323
    (Cost $116,776,348)^                                                116,776        116,776,348
                                                                                   ---------------
TOTAL TEMPORARY
   CASH INVESTMENTS
   (Cost $130,755,348)                                                                 130,755,348
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $772,953,663)++                                                           $   810,199,962
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $773,766,551.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company ( 28.8%)
    (Cost $302,076,516)                                                            $   360,551,570
Investment in The Pacific Rim Small Company Series of The DFA
  Investment Trust Company (11.9%)
    (Cost $140,211,863)                                                                148,323,646
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company ( 19.6%)
    (Cost $189,612,216)                                                                244,959,828
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company ( 39.6%)
    (Cost $353,043,610)                                                                495,445,736
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets Inc. 0.89%, 06/01/04
    (Collateralized by $1,658,000 FHLB Notes 3.375%, 06/15/04,
    valued at $1,684,943) to be repurchased at $1,660,164
    (Cost $1,660,000)                                                                    1,660,000
                                                                                   ---------------
    Total Investments (100%) (Cost $986,604,205)++                                 $ 1,250,940,780
                                                                                   ===============

----------
++The cost for federal income tax purposes is $986,982,270.

                        JAPANESE SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company                                                         $    49,015,090
                                                                                   ---------------
    Total Investments (100%) (Cost $169,712,581)++                                 $    49,015,090
                                                                                   ===============

----------
++The cost for federal income tax purposes is $172,462,169.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                       PACIFIC RIM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Pacific Rim Small Company Series of The DFA
  Investment Trust Company                                                         $    25,087,107
                                                                                   ---------------
    Total Investments (100%) (Cost $56,690,208))++                                 $    25,087,107
                                                                                   ===============

----------
++The cost for federal income tax purposes is $56,737,710.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company                                                         $    13,584,500
                                                                                   ---------------
    Total Investments (100%) (Cost $7,989,926)++                                   $    13,584,500
                                                                                   ===============

----------
++The cost for federal income tax purposes is $7,996,750.

                       CONTINENTAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2004

                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company                                                         $    26,226,166
                                                                                   ---------------
    Total Investments (100%) (Cost $16,053,272)++                                  $    26,226,166
                                                                                   ===============

----------
++The cost for federal income tax purposes is $16,053,433.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
JAPAN -- (23.1%)
COMMON STOCKS -- (23.1%)
 * A&A Material Corp.                                                   168,000    $       153,478
   ABILIT Corp.                                                          44,400            226,468
 # Achilles Corp.                                                       422,000            760,038
   ADVANEX, Inc.                                                         38,000            199,657
   Agro-Kanesho Co., Ltd.                                                 7,000             40,398
   Ahresty Corp.                                                         17,000            137,404
   Aichi Bank, Ltd.                                                      30,800          1,941,052
   Aichi Corp.                                                           63,200            303,264
*# Aichi Machine Industry Co., Ltd.                                     271,000            822,207
   Aida Engineering, Ltd.                                               209,000            936,118
   Aigan Co., Ltd.                                                       55,700            354,975
   Airport Facilities Co., Ltd.                                         164,000            738,867
 * Akai Electric Co., Ltd.                                              490,000              4,433
   Akita Bank, Ltd.                                                     379,000          1,491,407
   Allied Material Corp.                                                 67,600            995,575
 # Aloka Co., Ltd.                                                       85,000            675,407
   Alpha Systems Inc.                                                    16,000            239,957
   Altech Co., Ltd.                                                      28,800            132,225
   Amada Co., Ltd.                                                      178,079          1,012,948
 # Ando Corp.                                                           256,000            497,819
   Anest Iwata Corp.                                                     63,000            141,560
   Anritsu Corp.                                                        113,000            707,701
   Aoi Advertising Promotion, Inc.                                       11,500             76,046
   AOI Electronics Co., Ltd.                                             10,600            201,084
   Aoki International Co., Ltd.                                         136,200          1,801,765
 * Apic Yamada Corp.                                                     20,000             74,257
   Arakawa Chemical Industries, Ltd.                                     47,300            617,058
 # Araya Industrial Co., Ltd.                                           156,000            235,723
 * Argo 21 Corp.                                                         34,600            229,421
 # Aronkasei Co., Ltd.                                                   89,000            334,686
 # Asahi Kogyosha Co., Ltd.                                              92,000            262,978
   Asahi Organic Chemicals Industry
     Co., Ltd.                                                          297,000            834,213
*# Asahi Tec Corp.                                                      151,000            243,521
 * Asahi Techno Glass Corp.                                              57,000            396,324
 # Asanuma Corp.                                                        254,000            420,809
 # Ashimori Industry Co., Ltd.                                          160,000            318,095
   Asia Air Survey Co., Ltd.                                             26,000             70,622
   Asia Securities Printing Co., Ltd.                                    43,000            383,838
   Asics Corp.                                                          384,000          1,049,445
 # Atsugi Co., Ltd.                                                     624,000            683,326
   Aucnet, Inc.                                                          12,500            180,871
   Autobacs Seven Co., Ltd.                                              80,400          2,270,010
*# Azel Corp., Tokyo                                                    152,000            162,139
   Bank of Iwate, Ltd.                                                   50,000          2,214,377
   Bank of Okinawa, Ltd.                                                 59,400          1,282,773
   Bank of Saga, Ltd.                                                   215,000            786,556
 # Best Denki Co., Ltd.                                                 319,000          1,436,626
   Bull Dog Sauce Co., Ltd.                                              12,000            129,220
   Bunka Shutter Co., Ltd.                                              129,000            621,849
   Cabin Co., Ltd.                                                      119,000            304,872
   Canon Finetech, Inc.                                                  15,280            229,897
   Central Finance Co., Ltd.                                            267,000            956,354
 # Chiyoda Co., Ltd.                                                     83,000          1,289,573
   Chodai Co. Ltd.                                                       12,000    $        38,129
   Chofu Seisakusho Co., Ltd.                                            95,200          1,748,518
   Chudenko Corp.                                                       179,460          3,088,077
   Chuetsu Pulp and Paper Co., Ltd.                                     349,000            891,184
*# Chugai Mining Co., Ltd.                                              395,800            285,730
   Chugokukogyo Co., Ltd.                                                22,000             72,492
   Chuo Denki Kogyo co., Ltd.                                            53,000            268,957
   Chuo Gyorui Co., Ltd.                                                114,000            193,798
   Chuo Spring Co., Ltd., Nagoya                                        181,000            688,999
   Chuo Woollen Mills, Ltd.                                              30,000             38,763
   Cleanup Corp.                                                         74,000            795,819
   CMK Corp.                                                            109,000          1,507,474
   Coca Cola Central Japan Co., Ltd.                                        208          1,473,974
   Comsys Holdings Corp.                                                187,000          1,387,378
 # Corona Corp.                                                          45,100            640,414
   Credia Co., Ltd.                                                      25,700            376,184
   CTI Engineering Co., Ltd.                                             35,800            199,016
   Daibiru Corp.                                                        118,000            719,087
   Dai-Dan Co., Ltd.                                                    128,000            596,782
   Daido Kogyo Co., Ltd.                                                 42,000             75,730
   Daido Steel Co., Ltd.                                              1,150,000          2,759,310
 # Daidoh, Ltd.                                                          91,000            740,479
   Daihen Corp.                                                         264,000            553,879
   Daiho Corp.                                                          201,000            441,507
   Dai-Ichi Jitsugyo Co., Ltd.                                           70,000            191,737
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                      65,000            176,826
   Daiko Clearing Services Corp.                                         21,000            114,401
   Daiko Denshi Tsushin, Ltd.                                            14,000             35,600
*# Daikyo, Inc.                                                         468,000          1,041,925
 # Daimei Telecom Engineering Corp.                                     123,000            711,363
   Dainichi Co., Ltd.                                                    57,100            252,089
 * Daisue Construction Co., Ltd.                                         12,500             14,241
   Daito Seiki Co., Ltd.                                                  8,000             22,469
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                    31,000             30,755
 # Daiwa Industries, Ltd.                                               155,000            483,920
   Daiwa Kosho Lease Co., Ltd.                                          359,000          1,750,811
 # Daiwabo Co., Ltd.                                                    409,000            500,130
   Daiwabo Information System Co., Ltd.                                  43,000            498,183
 # Danto Corp.                                                           79,000            308,894
   DC Co., Ltd.                                                          83,000            172,396
 # Denki Kogyo Co., Ltd.                                                135,000            507,465
   Denyo Co., Ltd.                                                       80,000            472,927
 * Descente, Ltd.                                                       240,000            698,821
 * Dia Kensetsu Co., Ltd.                                               117,000            154,050
 # Diamond Computer Service Co., Ltd.                                    58,200            537,771
 * Dijet Industrial Co., Ltd.                                            53,000             85,937
   DMW Corp.                                                              1,600             42,859
 * Dynic Corp.                                                           62,000            167,629
 * Eco-Tech Construction Co., Ltd.                                      231,000              2,090
   Edion Corp.                                                          169,075          1,824,508
   Edosawa Co., Ltd.                                                      6,000             34,050
 # Eighteenth Bank, Ltd.                                                481,000          2,107,709
   Eikoh, Inc.                                                           27,000            179,997
   Exedy Corp.                                                           63,000            969,290
 * First Baking Co., Ltd.                                               144,000            237,145

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Foster Electric Co., Ltd.                                             60,000    $       436,548
 # France Bed Holdings Co., Ltd.                                        159,000            645,926
 * Fudo Construction Co., Ltd.                                           38,200            189,885
 * Fuji Electric Construction Co., Ltd.                                  40,000             58,174
   Fuji Kiko Co., Ltd.                                                   57,000            162,483
   Fujicco Co., Ltd.                                                     73,000            851,969
   Fujikura Rubber, Ltd.                                                 30,000            158,692
*# Fujitsu Access, Ltd.                                                  80,300            449,689
 # Fujitsu Business Systems, Ltd.                                        79,400          1,060,487
   Fujitsu Fronttec, Ltd.                                                37,000            376,439
   Fukuda Corp.                                                         134,000            592,711
 * Furukawa Co., Ltd.                                                   627,000            650,268
   Fuso Dentsu Co., Ltd.                                                 17,000             66,213
 # Fuso Lexel Inc.                                                       22,000            175,015
   Futaba Industrial Co., Ltd.                                          101,000          1,562,736
 # Gakken Co., Ltd.                                                     317,000            530,401
 * Generas Corp.                                                        121,000              1,095
   Global-Dining, Inc.                                                   14,100             92,129
 # Godo Steel, Ltd.                                                     481,000          1,488,629
 * Goldwin, Inc.                                                        145,000            229,934
*# Graphtec Corp.                                                        72,000            115,588
   Gro-BeLS Co., Ltd.                                                   177,000            240,774
 * GSI Creoss Corp.                                                      32,000             61,865
 # Gun-Ei Chemical Industry Co., Ltd.                                   285,000            807,684
   Gunze, Ltd.                                                           80,000            381,694
   Haltec Corp.                                                          37,000             58,423
   Happinet Corp.                                                        30,400            352,000
 # Harima Chemicals, Inc.                                                65,000            443,206
 # Haruyama Trading Co., Ltd.                                            38,300            465,040
 # Heiwado Co., Ltd.                                                     92,000          1,182,572
   Hibiya Engineering, Ltd.                                             120,000            922,414
   Himaraya Co., Ltd.                                                    15,000             51,519
 # Hisaka Works, Ltd.                                                    88,000            638,477
   Hitachi Cable, Ltd.                                                  275,000          1,235,480
   Hitachi Kiden Kogyo, Ltd.                                             39,000            152,187
 # Hitachi Koki Co., Ltd.                                               265,000          1,481,028
   Hitachi Kokusai Electric, Inc.                                       216,000          1,497,475
   Hitachi Medical Corp.                                                 85,000          1,082,149
   Hitachi Metals Techno, Ltd.                                           15,000             38,708
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                                             351,000          1,354,827
   Hitachi Transport System, Ltd.                                       335,000          2,544,107
 * Hitachi Zosen Corp.                                                  441,000            698,138
   Hochiki Corp.                                                         38,000            175,210
 * Hodogaya Chemical Co., Ltd.                                           93,000            306,618
 # Hokkai Can Co., Ltd., Tokyo                                          200,000            474,195
 * Hokkaido Bank, Ltd.                                                  510,000            865,798
   Hokkaido Coca Cola Bottling Co., Ltd.                                 24,000            143,152
   Hokko Chemical Industry Co., Ltd.                                     64,000            212,161
 # Hokuriku Electrical Construction Co.,
     Ltd.                                                                64,000            174,791
 * Hokushin Co., Ltd.                                                    42,300             64,223
   Horiba, Ltd.                                                           8,000            111,943
   Horipro, Inc.                                                         37,200            293,231
 * Howa Machinery, Ltd.                                                 139,000            152,248
 # Ichikawa Co., Ltd.                                                    81,000            243,824
   Ichiken Co., Ltd.                                                     69,000             82,948
 # Ichikoh Industries, Ltd.                                             133,000            319,164
   Ichiyoshi Securities Co., Ltd.                                       108,000            770,313
   Idec Izumi Corp.                                                     108,000            992,646
 # Ihara Chemical Industry Co., Ltd.                                    137,000            307,715
 * Ikegami Tsushinki Co., Ltd.                                          129,000    $       251,655
   i-Logistics Corp.                                                    101,000            164,368
 * Impress Corp.                                                            211            247,750
   Inaba Denki Sangyo Co., Ltd.                                          55,000          1,118,264
   Inabata and Co., Ltd., Osaka                                         155,000          1,103,001
   Ines Corp.                                                            50,700            498,799
   I-Net Corp.                                                           29,500            108,690
 # Inui Steamship Co., Ltd.                                              32,000            106,118
   ISE Chemicals Corp.                                                   67,000            229,901
   Iseki & Co., Ltd.                                                    405,000          1,006,064
   Ishikawajima Construction Materials
     Co., Ltd.                                                           36,000             96,112
   Ishikawajima Transport Machinery
     Co., Ltd.                                                           61,000            154,877
 # Ishizuka Glass Co., Ltd.                                              90,000            184,614
   Itochu Enex Co., Ltd.                                                289,000          1,466,887
   Itoham Foods, Inc.                                                   557,000          2,497,341
 # Itoki Crebio Corp.                                                   105,000            277,456
   Iwaki & Co., Ltd.                                                     54,000            136,752
   Iwasaki Electric Co., Ltd.                                            88,000            311,605
 * Iwatsu Electric Co., Ltd.                                             50,000            107,622
 # Izumiya Co., Ltd.                                                    240,000          1,548,997
 # Jac Holdings Co., Ltd.                                                32,200            129,295
 # Jaccs Co., Ltd.                                                      311,000          1,810,354
   Jamco Corp.                                                           17,000             67,885
 * Janome Sewing Machine Co., Ltd.                                      209,000            306,560
   Japan Airport Terminal Co., Ltd.                                     174,000          1,561,920
 * Japan Bridge Corp.                                                    31,000             30,260
   Japan Digital Laboratory Co., Ltd.                                    73,300            793,914
 # Japan Foundation Engineering Co.,
     Ltd.                                                                77,300            351,730
   Japan Maintenance Co., Ltd.                                           52,300            417,330
   Japan Oil Transportation Co., Ltd.                                    99,000            220,001
 * Japan Radio Co., Ltd.                                                200,000            860,571
   Japan Steel Tower Co., Ltd.                                           29,000             55,136
   Japan Steel Works, Ltd.                                              594,000            848,963
   Japan Storage Battery Co., Ltd.                                      181,000            406,134
 # Japan Transcity Corp.                                                190,000            471,831
 # Japan Vilene Co., Ltd.                                               162,000            522,135
   Japan Wool Textile Co., Ltd.                                         191,000            949,448
   Jeans Mate Corp.                                                       5,590             65,693
*# Jidosha Denki Kogyo Co., Ltd.                                         81,000            137,762
 # JMS Co., Ltd.                                                        108,000            324,822
   Joban Kosan Co., Ltd.                                                105,000            160,576
 # J-Oil Mills, Inc.                                                    502,000          1,445,190
   Joint Corp.                                                           18,500            319,977
 # Joshin Denki Co., Ltd.                                               167,000            601,361
   Jsp Corp.                                                             37,000            395,178
   Juel Verite Ohkubo Co., Ltd.                                          24,000             62,245
*# Jujiya Co., Ltd.                                                     265,000            248,977
   Juntendo Co., Ltd.                                                    27,000             54,979
 # K.R.S. Corp.                                                           7,000            128,492
   Kadokawa Holdings, Inc.                                               24,000            766,609
 # Kagawa Bank, Ltd.                                                    219,000          1,137,203
   Kagoshima Bank, Ltd.                                                 559,000          3,133,518
   Kahma Co., Ltd.                                                       68,100            830,664
   Kameda Seika Co., Ltd.                                                38,000            264,888
   Kamei Corp.                                                          112,000            704,194
   Kanaden Corp.                                                         80,000            392,882
   Kanamoto Co., Ltd.                                                    87,000            433,073
 # Kandenko Co., Ltd.                                                   519,000          2,749,253

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Kanto Natural Gas Development Co.,
     Ltd.                                                               152,000    $       851,674
   Kanto Tsukuba Bank, Ltd.                                              41,200            321,996
   Kasai Kogyo Co., Ltd.                                                118,000            320,705
 # Kasei (C.I.) Co., Ltd.                                               109,000            362,717
   Katakura Chikkarin Co., Ltd.                                          64,000            194,514
   Kato Sangyo Co., Ltd.                                                 66,000            864,790
 # Kato Works Co., Ltd.                                                 176,000            359,689
   Katsumura Construction Co., Ltd.                                      63,000             65,493
 # Kawada Industries, Inc.                                              157,000            401,350
 * Kawai Musical Instruments
     Manufacturing Co., Ltd.                                            104,000            143,962
 * Kawasaki Kasei Chemicals, Ltd.                                        58,000             57,284
 # Kawashima Textile Manufacturers,
     Ltd.                                                               215,000            274,555
 # Kawasho Gecoss Corp.                                                 109,300            433,846
 # Kawasumi Laboratories, Inc.                                           49,000            330,203
   Keihin Co., Ltd.                                                     101,000            174,599
   Keiiyu Co., Ltd.                                                      26,900            265,322
   Keiyo Co., Ltd.                                                      178,400            847,828
   Kinki Coca-Cola Bottling Co., Ltd.                                   187,000          1,628,929
   Kinugawa Rubber Industrial Co., Ltd.                                  59,000            130,436
   Kioritz Corp.                                                        207,000            468,739
 # Kishu Paper Co., Ltd.                                                257,000            420,578
   Kitagawa Iron Works Co., Ltd.                                        123,000            209,624
 # Kita-Nippon Bank, Ltd.                                                 9,900            464,538
 # Kitano Construction Corp.                                            235,000            431,747
   Kitazawa Sangyo Co., Ltd.                                             44,500            100,212
 # Kitz Corp.                                                           238,000            905,739
   Koa Corp.                                                             38,100            335,023
   Kodensha Co., Ltd.                                                    25,000             70,121
   Koekisha Co., Ltd.                                                     1,200             27,286
   Koike Sanso Kogyo Co., Ltd.                                           72,000            128,172
   Koito Industries, Ltd.                                               110,000            462,453
 # Kojima Co., Ltd.                                                     116,700          1,383,550
 * Kokune Corp.                                                          99,000                896
*# Kokusai Kogyo Co., Ltd.                                              101,000            316,793
 # Komai Tekko, Inc.                                                    109,000            251,373
   Komatsu Electronics Metals Co., Ltd.                                  42,000            519,637
 # Komatsu Seiren Co., Ltd.                                             109,000            429,296
   Komatsu Wall Industry Co., Ltd.                                       21,200            355,105
   Komori Corp.                                                         153,000          2,254,437
   Konaka Co., Ltd.                                                      58,290            801,149
   Konishi Co., Ltd.                                                     60,300            508,265
   Kosaido Co., Ltd.                                                     64,200            556,905
   Kosei Securities Co., Ltd.                                           138,000            311,239
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                              230,000            553,745
 # Kurabo Industries, Ltd.                                              740,000          1,259,081
 # Kuraya Sanseido, Inc.                                                 11,160            166,993
   Kurimoto, Ltd.                                                       401,000            800,110
   Kuroganeya Co., Ltd.                                                  23,000             90,672
   Kurosaki Harima Corp.                                                245,000            410,148
   Kyodo Printing Co., Ltd.                                             268,000            937,050
   Kyoei Sangyo Co., Ltd.                                                65,000            222,238
   Kyokuto Boeki Kaisha, Ltd.                                            73,000            187,861
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                      84,600            988,733
 # Kyosan Electric Manufacturing Co.,
     Ltd.                                                               107,000            359,589
   Kyowa Exeo Corp.                                                     139,000            912,412
 # Kyowa Leather Cloth Co., Ltd.                                         73,400            451,831
   Kyudenko Corp.                                                       249,000    $     1,148,581
   Kyushu-Shinwa Holdings, Inc.                                         618,000          1,310,083
 # Laox Co., Ltd.                                                        73,000            178,372
 * Lonseal Corp.                                                         94,000             76,580
 * Look, Inc.                                                            87,000            361,253
   Maeda Corp.                                                          555,000          2,367,793
   Maeda Road Construction Co., Ltd.                                    300,000          2,078,066
 # Maezawa Industries, Inc.                                              56,700            282,634
 # Maezawa Kaisei Industries Co., Ltd.                                   39,800            640,396
   Maezawa Kyuso Industries Co., Ltd.                                    40,000            390,836
 * Magara Construction Co., Ltd.                                         76,000             75,392
   Makino Milling Machine Co., Ltd.                                     136,000            841,596
   Marubeni Construction Material
     Lease Co., Ltd.                                                     30,000             50,289
   Marubeni Infotec Corp.                                                14,000             48,906
   Marubun Corp.                                                         84,100            638,779
 # Marudai Food Co., Ltd.                                               397,000            736,577
 * Maruei Department Store Co., Ltd.                                    114,000            250,967
 # Marusan Securities Co., Ltd.                                         146,000            869,929
   Maruwa Co., Ltd.                                                      33,100            550,591
   Maruwn Corp.                                                          76,000            202,406
   Maruyama Manufacturing Co., Inc.                                      98,000            143,490
   Maruzen Co., Ltd. - General
     Commercial Kitchen Appliances &
     Equipment                                                           20,000            115,827
   Maruzen Showa Unyu Co., Ltd.                                         294,000            845,113
 # Maspro Denkoh Corp.                                                   61,000            635,049
 # Matsui Construction Co., Ltd.                                         69,000            215,840
*# Matsuo Bridge Co., Ltd.                                               72,000            176,073
   Matsuzakaya Co., Ltd.                                                268,000          1,167,897
   Meidensha Corp.                                                      182,795            375,935
*# Meiji Machine Co., Ltd.                                              126,000            120,667
 # Meiwa Estate Co., Ltd.                                                78,000            826,068
   Meiwa Industry Co., Ltd.                                              35,000            101,164
   Mercian Corp.                                                        384,000            939,368
   Mikuni Coca-Cola Bottling Co., Ltd.                                   99,000            868,319
*# Misawa Homes Holdings, Inc.                                          120,000            335,732
 # Mito Securities Co., Ltd.                                            158,000            522,373
   Mitsuba Corp.                                                        114,000            647,683
*# Mitsubishi Cable Industries, Ltd.                                    582,000            694,880
   Mitsubishi Gas Chemical Co., Inc.                                    180,000            676,841
 # Mitsubishi Paper Mills, Ltd.                                         669,000          1,006,725
   Mitsubishi Pencil Co., Ltd.                                           45,000            345,823
   Mitsubishi Shindoh Co., Ltd.                                          53,000            115,108
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                               209,000            282,091
   Mitsuboshi Belting, Ltd.                                             111,000            413,000
 # Mitsui Home Co., Ltd.                                                104,000            556,905
*# Mitsui Mining Co., Ltd.                                              156,000            182,076
 # Mitsui Sugar Co., Ltd.                                               241,000            553,630
   Mitsui-Soko Co., Ltd.                                                294,000            884,421
   Mitsumura Printing Co., Ltd.                                          29,000            198,186
   Miyaji Engineering Group                                             149,175            256,442
 # Miyazaki Bank, Ltd.                                                  422,260          1,580,444
   Miyuki Keori Co., Ltd.                                                90,000            303,478
   Mizuno Corp.                                                         287,000          1,339,184
 * Momiji Holdings, Inc.                                                    156            334,439
   Mori Seiki Co., Ltd.                                                 210,000          1,753,928
 # Morita Corp.                                                         130,000            501,154
 # Morozoff, Ltd., Osaka                                                 91,000            167,995
   Mory Industries, Inc.                                                120,000            304,787

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Mos Food Services, Inc.                                               80,000    $       947,477
 # MR Max Corp.                                                         118,800            395,222
   Mutow Co., Ltd.                                                       68,000            334,608
   Myojo Foods Co., Ltd.                                                 92,000            520,621
   Nabtesco Corp.                                                        98,200            507,326
   Nagano Bank, Ltd.                                                    144,000            454,082
 * Nagano Japan Radio Co., Ltd.                                          20,000             33,362
   Nagase & Co., Ltd.                                                   284,000          2,362,345
*# Naigai Co., Ltd.                                                     207,000            195,049
 # Nakabayashi Co., Ltd.                                                184,000            291,108
 * Nakamichi Corp.                                                       96,000                869
   Nakamuraya Co., Ltd.                                                   4,000             11,845
 * Nakano Corp.                                                          78,500            189,067
 # Nakayama Steel Works, Ltd.                                           351,000          1,119,455
   Nakayo Telecommunications, Inc.                                       46,000            189,229
   Nanto Bank, Ltd.                                                     225,000          1,027,792
   NEC System Integration &
     Construction, Ltd.                                                  93,000            808,827
   Neturen Co., Ltd., Tokyo                                             124,000            644,239
 # Nichia Steel Works, Ltd.                                             120,200            377,412
   Nichiban Co., Ltd.                                                   124,000            345,512
 # Nichimo Co., Ltd.                                                     94,000            189,541
*# Nichimo Corp.                                                        182,000            180,658
 # Nichireki Co., Ltd.                                                   92,000            319,624
   Nihon Dempa Kogyo Co., Ltd.                                           42,600            930,007
   Nihon Kagaku Sangyo Co., Ltd.                                         72,000            314,766
   Nihon Kohden Corp.                                                    82,000            948,743
 # Nihon Matai Co., Ltd.                                                 92,000            169,941
 # Nihon Nohyaku Co., Ltd.                                              210,000            389,623
   Nihon Parkerizing Co., Ltd.                                          165,000          1,059,878
   Nihon Shokuh Kako Co., Ltd.                                           61,000            129,700
   Nihon Tokushu Toryo Co., Ltd.                                         60,000            347,965
 # Nikko Co., Ltd., Akashi                                              118,000            370,450
   Nikko Travel Co., Ltd.                                                 6,300             43,695
 * Nippei Toyama Corp.                                                   96,000            190,319
   Nippo Corp.                                                          358,000          1,960,119
 # Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                          459,000            788,899
   Nippon Broadcasting System, Inc.                                      59,600          2,912,966
   Nippon Carbon Co., Ltd.                                              172,000            259,637
   Nippon Chemical Industrial Co., Ltd.                                 104,000            361,284
 # Nippon Chemi-Con Corp.                                               131,000            679,310
   Nippon Chutetsukan KK                                                 67,000            124,935
   Nippon Concrete Industries Co., Ltd.                                 135,000            206,832
 * Nippon Conlux Co., Ltd.                                               15,000             94,323
 * Nippon Conveyor Co., Ltd.                                             95,000             90,376
   Nippon Densetsu Kogyo Co., Ltd.                                      196,000            784,445
 # Nippon Denwa Shisetu Co., Ltd.                                       142,000            466,114
   Nippon Felt Co., Ltd.                                                 55,000            191,137
 # Nippon Fine Chemical Co., Ltd.                                        68,000            263,849
   Nippon Formula Feed Manufacturing
     Co., Ltd.                                                           35,000             57,246
   Nippon Hume Corp.                                                     73,000            165,062
*# Nippon Kinzoku Co., Ltd.                                              57,000             95,571
 # Nippon Koei Co., Ltd., Tokyo                                         259,000            569,105
   Nippon Konpo Unyu Soko Co., Ltd.                                     196,000          1,767,374
*# Nippon Koshuha Steel Co., Ltd.                                       204,000            252,808
   Nippon Light Metal Co., Ltd.                                         175,000            414,245
*# Nippon Metal Industry Co., Ltd.                                      290,000            409,941
   Nippon Pigment Co., Ltd.                                              35,000             94,647
   Nippon Piston Ring Co., Ltd.                                         151,000            247,815
 # Nippon Road Co., Ltd.                                                292,000    $       514,762
   Nippon Seiki Co., Ltd.                                                63,000            515,469
   Nippon Seisen Co., Ltd.                                               60,000            235,841
 # Nippon Sharyo, Ltd.                                                  316,000            801,596
   Nippon Shinpan Co., Ltd.                                             591,000          2,016,881
   Nippon Shinyaku Co., Ltd.                                            203,000          1,148,141
   Nippon Signal Co., Ltd.                                               69,000            369,877
 # Nippon Soda Co., Ltd.                                                427,000          1,113,149
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                          295,000            632,944
   Nippon Tungsten Co., Ltd.                                             53,000            119,728
   Nippon Valqua Industries, Ltd.                                       153,000            345,752
*# Nippon Yakin Kogyo Co., Ltd.                                         180,500            564,585
   Nishimatsu Construction Co., Ltd.                                    387,000          1,314,211
   Nishishiba Electric Co., Ltd.                                         38,000             61,971
   Nissei Plastic Industrial Co., Ltd.                                   66,000            440,651
 * Nisseki House Industry Co., Ltd.                                     180,000              1,629
   Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                               168,000            557,577
   Nisshin Steel Co., Ltd.                                            2,041,000          4,116,363
   Nisshinbo Industries, Inc.                                           227,000          1,504,337
   Nissho Electronics Corp.                                              85,600            671,046
 * Nissho Iwai-Nichmen Holdings Corp.                                   247,200          1,316,581
 # Nissin Corp.                                                         159,000            343,034
*# Nissin Electric Co., Ltd.                                            223,000            792,399
   Nissin Sugar Manufacturing Co., Ltd.                                 180,000            324,837
   Nissui Pharmaceutical Co., Ltd.                                       25,000            146,645
   Nittan Co., Ltd.                                                      18,000             49,074
   Nittan Valve Co., Ltd.                                                70,000            277,864
 # Nittetsu Mining Co., Ltd.                                            250,000            911,995
 # Nittetsu Steel Sheet Corp.                                           167,000            370,471
 # Nitto Boseki Co., Ltd.                                               743,000          1,554,268
   Nitto Electric Works, Ltd.                                             8,000             65,852
   Nitto Flour Milling Co., Ltd.                                         86,000            194,761
   Nitto Seiko Co., Ltd.                                                 54,000            107,787
   Noda Corp.                                                            24,000            145,202
 # Nohmi Bosai, Ltd.                                                     86,000            460,402
   Nomura Co., Ltd.                                                      70,000            397,537
 # Noritz Corp.                                                          73,000          1,136,919
 # Obayashi Road Corp.                                                  117,000            216,225
 * Ohki Corp.                                                           128,000              1,158
 # Oita Bank, Ltd.                                                      433,000          2,113,172
   Okabe Co., Ltd.                                                       68,000            218,320
   Oki Electric Cable Co., Ltd.                                          67,000            124,433
*# OKK Corp.                                                            149,000            232,021
 * Okuma and Howa Machinery, Ltd.                                       125,000            217,296
 * Okuma Corp.                                                          176,000            630,088
   Okumura Corp.                                                        479,000          2,353,419
   Okura Industrial Co., Ltd.                                           164,000          1,021,155
   O-M, Ltd.                                                             36,000             55,299
 * Omikenshi Co., Ltd.                                                  181,000            159,936
   Ono Sokki Co., Ltd.                                                   37,000            262,958
 # Oriental Construction Co., Ltd.                                       83,800            397,036
   Origin Electric Co., Ltd.                                             32,000            162,336
   Original Engineering Consultants Co.,
     Ltd.                                                                15,500             80,151
   Osaka Securities Finance Co., Ltd.                                    85,000            249,078
 # Osaka Steel Co., Ltd.                                                126,800          1,414,228
   Oyo Corp.                                                             96,200            998,929
 # P.S. Mitsubishi Construction Co., Ltd.                                82,300            332,533
 # Pacific Industrial Co., Ltd.                                         146,000            594,055

                                                                         SHARES             VALUE+
                                                                         ------             ------
   PanaHome Corp.                                                       364,000    $     1,957,627
 # Parco Co., Ltd.                                                      121,000            719,186
 * Penta-Ocean Construction Co., Ltd.                                   741,000          1,273,850
   Pentax Corp.                                                          58,000            281,781
   Piolax, Inc.                                                          38,000            686,703
   Pocket Card Co., Ltd.                                                 11,600            124,473
 # Pokka Corp.                                                          103,000            395,387
 * Press Kogyo Co., Ltd.                                                113,000            256,881
 # Raito Kogyo Co., Ltd.                                                173,400            760,533
   Rengo Co., Ltd.                                                      495,000          2,227,461
 * Renown D'urban Holdings, Inc.                                         83,960          1,129,595
   Rheon Automatic Machinery Co., Ltd.                                   70,000            214,049
 # Rhythm Watch Co., Ltd.                                               208,000            396,023
   Ricoh Elemex Corp.                                                    65,000            299,490
   Right On Co., Ltd.                                                    23,400            859,273
   Rikei Corp.                                                           22,000             52,787
   Riken Electric Wire Co., Ltd.                                         25,000             34,901
 # Riken Technos Corp.                                                  198,000            633,686
   Riken Vitamin Co., Ltd.                                               51,000            920,019
   Roland Corp.                                                          59,200            959,240
   Royal Co., Ltd.                                                       81,000          1,238,909
 # Ryoden Trading Co., Ltd.                                             136,000            793,873
   Ryosan Co., Ltd.                                                     103,000          2,163,438
 # Ryoyo Electro Corp.                                                   81,100          1,041,904
 # S Foods, Inc.                                                         29,000            186,441
 # Sagami Co., Ltd.                                                     111,000            389,697
   Sakai Heavy Industries, Ltd.                                         112,000            288,699
 * Sakai Ovex Co., Ltd.                                                  88,000            167,311
 # Sakata Seed Corp.                                                    134,700          1,694,723
 * Sakurada Co., Ltd.                                                    36,000             48,646
   Sala Corp.                                                            76,000            330,437
   San In Godo Bank, Ltd.                                               347,000          2,726,587
 # San-Ai Oil Co., Ltd.                                                 234,000            832,657
 # Sanix, Inc.                                                           79,700            523,438
 # Sankei Building Co., Ltd.                                            146,000            793,632
   Sanki Engineering Co., Ltd.                                          232,000          1,479,570
   Sanko Co., Ltd.                                                       19,000            120,696
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                               85,000            179,392
 * Sankyo Seiki Manufacturing Co., Ltd.                                  29,000            270,466
   Sankyo Seiko Co., Ltd.                                               104,000            414,127
   Sankyo-Tateyama Holdings, Inc.                                       130,000            415,200
 # Sanoh Industrial Co., Ltd.                                           110,000            586,775
   Sanritsu Corp.                                                         6,000             43,281
 # Sanshin Electronics Co., Ltd.                                        108,000            758,118
*# Sansui Electric Co., Ltd.                                            297,000             94,359
   Sanwa Shutter Corp.                                                   59,000            302,636
   Sanyo Denki Co., Ltd.                                                189,000            714,996
   Sanyo Engineering & Construction,
     Inc.                                                                31,000            134,874
   Sanyo Shinpan Finance Co., Ltd.                                       19,500          1,069,964
 # Sanyo Special Steel Co., Ltd.                                        501,000            775,705
 * Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                              301,000            313,297
*# Sata Construction Co., Ltd., Gumma                                   106,000            101,700
 # Sato Shoji Corp.                                                      49,000            291,442
   Satori Electric Co., Ltd.                                             31,560            447,468
   Seika Corp.                                                           75,000            125,466
*# Seikitokyu Kogyo Co., Ltd.                                           153,000            168,984
 # Seiren Co., Ltd.                                                      85,000            559,672
 # Sekisui Jushi Co., Ltd.                                              141,000            746,209
 # Sekisui Plastics Co., Ltd.                                           305,000    $       850,552
   Sekonic Corp.                                                         30,000             61,190
 # Senko Co., Ltd.                                                      180,000            647,369
   Senshukai Co., Ltd.                                                   88,000            846,104
   SFCG Co., Ltd.                                                        17,020          2,985,345
   Shaddy Co., Ltd.                                                      20,800            243,434
   Shibusawa Warehouse Co., Ltd.                                        228,000            517,344
   Shibuya Kogyo Co., Ltd.                                               41,000            326,111
   Shiga Bank, Ltd.                                                     246,000          1,220,613
 * Shikibo, Ltd.                                                        317,000            384,337
 # Shikoku Coca-Cola Bottling Co., Ltd.                                  70,100            760,859
   Shimizu Bank, Ltd.                                                    10,300            486,745
   Shin Nippon Air Technologies Co.,
     Ltd.                                                                63,920            344,101
   Shinagawa Refractories Co., Ltd.                                     126,000            276,954
*# Shindengen Electric Manufacturing
     Co., Ltd.                                                          243,000            839,282
 # Shinki Co., Ltd.                                                     135,000            789,781
 # Shinko Shoji Co., Ltd.                                                61,000            428,165
   Shinmaywa Industries, Ltd.                                           359,000          1,345,577
   Shiraishi Corp.                                                        5,000              8,186
   Shizuki Electric Co., Inc.                                            62,000            160,467
 # Sho-Bond Corp.                                                        86,000            502,524
   Shobunsha Publications, Inc.                                          51,900            644,974
   Shoei Foods Corp.                                                     42,000            203,854
   Showa Aircraft Industry Co., Ltd.                                     88,000            484,255
 # Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                                     470,000            586,146
 # Showa Highpolymer Co., Ltd.                                          163,000            445,128
   Showa Sangyo Co., Ltd.                                               146,000            333,097
   Sinanen Co., Ltd.                                                     90,000            391,165
 # Sintokogio, Ltd., Nagoya                                             169,000            780,495
 * Snow Brand Milk Products Co., Ltd.                                   353,500          1,157,900
   Snow Brand Seed Co., Ltd.                                             48,000            197,573
   SNT Corp.                                                             59,000            267,344
   Soda Nikka Co., Ltd.                                                  62,000            142,632
   Software Research Associates, Inc.                                    15,500            152,793
*# Sokkisha Co., Ltd.                                                    54,000            147,352
   Somar Corp.                                                           25,000             63,312
   Sonton Food Industry Co., Ltd.                                        36,000            316,401
   Sotoh Co., Ltd.                                                       26,000            367,445
 # Space Co., Ltd.                                                       31,440            288,559
 # SRL, Inc.                                                             80,000            855,251
 # Starzen Corp.                                                        122,000            234,682
 # Subaru Enterprise Co., Ltd.                                           67,000            204,887
 # Suminoe Textile Co., Ltd.                                            203,000            392,208
 # Sumitomo Densetsu Co., Ltd.                                           90,100            280,472
   Sumitomo Osaka Cement Co., Ltd.                                      845,000          2,043,869
 # Sumitomo Pipe & Tube Co., Ltd.                                        68,000            172,933
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                               159,000            475,474
   Sumitomo Seika Chemicals Co., Ltd.                                    10,000             26,540
   Sumitomo Special Metals Co., Ltd.                                     53,000            722,225
 # Sumitomo Warehouse Co., Ltd.                                         366,000          1,387,917
 # Sun Wave Corp.                                                       108,000            409,403
 # Sun Telephone Co., Ltd.                                               99,000            604,092
*# Suzutan Co., Ltd.                                                     11,200            107,535
 # SXL Corp.                                                            243,000            455,208
   Tabai Espec Corp.                                                     32,000            425,699
   Tachikawa Corp.                                                       52,500            294,262
   Tachi-S Co., Ltd.                                                     72,200            711,230

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Tadano, Ltd.                                                         281,000    $     1,013,546
   Taihei Dengyo Kaisha, Ltd.                                           128,000            488,821
*# Taihei Kogyo Co., Ltd.                                               151,000            226,565
*# Taiheiyo Kouhatsu, Inc.                                              128,000            128,892
   Taiho Kogyo Co., Ltd.                                                 74,700            618,910
   Taikisha, Ltd.                                                        60,000            823,912
 # Taisei Rotec Corp.                                                   237,000            388,166
   Taiyo Toyo Sanso Co., Ltd.                                           164,000            602,577
   Takada Kiko Co., Ltd.                                                 56,000            316,279
 # Takagi Securities Co., Ltd.                                          116,000            300,473
   Takano Co., Ltd.                                                      13,900            235,116
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                        117,000            158,923
*# Taka-Q Co., Ltd.                                                      96,000            170,744
 # Takara Standard Co., Ltd.                                            319,000          1,745,227
   Takasago Thermal Engineering Co.,
     Ltd.                                                               216,000          1,360,204
   Takashima & Co., Ltd.                                                 43,000             77,340
   Takigami Steel Construction Co., Ltd.                                 68,000            397,172
   Takiron Co., Ltd.                                                    199,000            767,195
   Takuma Co., Ltd.                                                     173,000          1,120,056
   Tamura Corp.                                                         123,000            679,669
 * Tamura Taiko Holdings, Inc.                                           70,000            248,270
   Tasaki Shinju Co., Ltd.                                              113,000            430,998
   Tatsuta Electric Wire & Cable
     Co., Ltd.                                                          219,000            376,939
 # Tayca Corp.                                                          128,000            411,466
*# Teac Corp.                                                           137,000            222,638
   Techno Ryowa, Ltd.                                                    42,300            218,334
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                                                59,000            501,728
 # Teikoku Tsushin Kogyo Co., Ltd.                                       63,000            224,375
 # Tekken Corp.                                                         338,000            527,558
 # Ten Allied Co., Ltd.                                                  47,200            174,432
   Tenma Corp.                                                           87,700          1,391,359
   Teraoka Seisakusho Co., Ltd.                                          26,000            262,611
   Tetra Co., Ltd., Tokyo                                                87,000            298,968
 # The Nisshin Oillio Group, Ltd.                                       520,000          1,710,335
   Tigers Polymer Corp.                                                  53,000            250,398
*# Titan Kogyo KK                                                        65,000            163,763
 # Toa Corp.                                                            598,000            843,829
 # Toa Doro Kogyo Co., Ltd.                                             138,000            275,915
*# Toabo Corp.                                                          134,000            127,395
 # Toagosei Co., Ltd.                                                   419,693            903,864
 * Tobu Store Co., Ltd.                                                 131,000            282,291
   TOC Co., Ltd.                                                        117,000          1,047,965
   Tochigi Bank, Ltd.                                                   164,000            918,843
 # Tochigi Fuji Industrial Co., Ltd.                                    109,000            323,592
   Toda Corp.                                                           976,000          3,598,638
 # Toda Kogyo Corp.                                                     142,000            560,862
 # Todentu Corp.                                                        102,000            233,611
 # Toenec Corp.                                                         289,000            993,995
   Tohcello Co., Ltd.                                                    59,000            168,840
   Toho Real Estate Co., Ltd.                                           147,000            546,121
   Toho Zinc Co., Ltd.                                                  186,000            397,984
   Tohoku Bank, Ltd.                                                     13,000             25,853
   Tohoku Misawa Homes Co., Ltd.                                         54,000            196,664
   Tohoku Pioneer Corp.                                                  43,200            852,962
   Tohoku Telecommunications
     Construction Co., Ltd.                                              55,000            322,938
   Tohto Suisan Co., Ltd.                                               100,000            174,535
   Tokai Carbon Co., Ltd.                                               301,000    $       945,656
 * Tokai Kanko Co., Ltd.                                                141,000             44,643
   Tokai Konetsu Kogyo Co., Ltd.                                         29,000            129,648
 * Tokai Lease Co., Ltd.                                                 32,000             48,382
 # Tokai Senko KK, Nagoya                                               118,000            195,912
   Tokai Tokyo Securities Co., Ltd.                                     436,000          1,258,034
   Tokico, Ltd.                                                         243,000            861,531
   Toko Electric Corp.                                                   45,000            149,228
 # Toko, Inc.                                                           192,000            682,319
 # Tokushu Paper Manufacturing Co.,
     Ltd.                                                               152,000            646,764
   Tokyo Biso Kogyo Corp.                                                46,000            273,306
   Tokyo Denpa Co., Ltd.                                                  3,500             53,189
   Tokyo Dome Corp.                                                     487,000          1,981,127
 # Tokyo Energy & Systems, Inc.                                          90,000            372,354
*# Tokyo Rope Manufacturing Co., Ltd.                                   488,000            808,335
   Tokyo Sangyo Co., Ltd.                                                75,500            205,470
   Tokyo Soir Co., Ltd.                                                  44,000            125,232
   Tokyo Steel Manufacturing Co., Ltd.                                   46,000            654,238
   Tokyo Style Co., Ltd.                                                 30,000            339,300
   Tokyo Tatemono Co., Ltd.                                              76,000            367,252
   Tokyo Theatres Co., Inc., Tokyo                                       11,000             12,534
   Tokyotokeiba Co., Ltd.                                               319,000            510,460
 # Tokyu Store Chain Corp.                                              110,000            555,510
   Toli Corp.                                                           144,000            319,427
 # Tomoe Corp.                                                           83,000            148,241
 # Tomoku Co., Ltd.                                                     213,000            562,685
   Tonami Transportation Co., Ltd.                                      292,000            940,569
   Topcon Corp.                                                         126,000          1,419,818
 # Topre Corp.                                                          110,000            631,228
   Torigoe Co., Ltd.                                                     65,000            287,647
 # Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                         82,000            445,528
 # Toshiba Plant Kensetsu Co., Ltd.                                     152,000            726,994
   Toshiba TEC Corp.                                                    215,000            935,460
   Tosho Printing Co., Ltd.                                             140,000            437,450
 * Totenko Co., Ltd.                                                     50,000             94,133
 # Totetsu Kogyo Co., Ltd.                                               95,000            358,091
 * Totoku Electric Co., Ltd., Tokyo                                     132,000            193,719
*# Towa Real Estate Development Co.,
     Ltd.                                                               123,500            323,389
   Toyo Bussan Co., Ltd.                                                 43,200            351,928
 * Toyo Communication Equipment
     Co., Ltd.                                                           77,000            412,521
 * Toyo Construction Co., Ltd.                                          423,000            410,172
   Toyo Electric Co., Ltd.                                               41,000            118,664
   Toyo Ink Manufacturing Co., Ltd.                                     221,000            893,315
 * Toyo Kanetsu KK                                                      240,000            357,915
 # Toyo Kohan Co., Ltd.                                                 302,000            996,859
   Toyo Securities Co., Ltd.                                            197,000            699,203
 # Toyo Wharf & Warehouse Co., Ltd.                                     159,000            271,974
 # Toyoda Machine Works, Ltd.                                           351,000          2,223,096
   Trans Cosmos, Inc.                                                    50,000          1,316,892
   Tsubakimoto Kogyo Co., Ltd.                                           15,000             31,439
 # Tsudakoma Corp.                                                      118,000            264,098
 * Tsugami Corp.                                                        222,000            503,305
   Tsukamoto Co., Ltd.                                                   49,000             73,284
   Tsukishima Kikai Co., Ltd.                                            98,000            634,387
 # Tsurumi Manufacturing Co., Ltd.                                       83,000            445,029
   Tsutsunaka Plastic Industry Co., Ltd.                                 15,958             59,439
   Tsuzuki Denki Co., Ltd.                                               67,000            273,267

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tsuzuki Densan Co., Ltd.                                              29,900    $       138,277
 # TYK Corp.                                                            120,000            310,339
   U.Store Co., Ltd.                                                     16,500            143,780
   Ube Material Industries, Ltd.                                        166,000            367,365
   Uchida Yoko Co., Ltd.                                                142,000            525,999
 # Ueki Corp.                                                            85,000            140,542
 # U-Shin, Ltd.                                                          67,000            364,233
 # Wakachiku Construction Co., Ltd.                                     388,000            544,965
   Wakodo Co., Ltd.                                                         200              6,839
   Warabeya Nichiyo Co., Ltd.                                            11,160            137,569
   Yachiyo Musen Denki Co., Ltd.                                          9,000             56,647
   Yahagi Construction Co., Ltd.                                         41,000            140,766
   Yamaichi Electronics Co., Ltd.                                        14,500            142,987
 # Yamamura Glass Co., Ltd.                                             376,000            808,711
   Yamanashi Chuo Bank, Ltd.                                            361,000          1,784,769
   Yamatake Corp.                                                       107,000          1,039,600
 * Yamatane Corp.                                                       132,000            178,351
 # Yamato Corp.                                                          58,000            351,474
   Yamato International, Inc.                                            72,000            422,964
   Yamato Kogyo Co., Ltd.                                               174,000          1,979,119
   Yamaura Corp.                                                         12,000             33,067
   Yasuda Warehouse Co., Ltd.                                            76,000            383,979
   Ye Data, Inc.                                                         34,000             79,107
   Yellow Hat, Ltd., Tokyo                                               69,200            614,442
 # Yodogawa Steel Works, Ltd.                                           552,000          2,148,030
 # Yokogawa Bridge Corp.                                                114,000            503,607
 # Yokohama Reito Co., Ltd.                                             133,000            865,237
   Yondenko Corp.                                                       121,650            505,730
   Yonex Co., Ltd.                                                       61,000            463,330
 # Yorozu Corp.                                                          54,200            487,597
   Yuasa Funashoku Co., Ltd.                                            129,000            281,866
 * Yuken Kogyo Co., Ltd.                                                 55,000            124,257
   Yuki Gosei Kogyo Co., Ltd.                                            45,000            139,211
   Yuraku Real Estate Co., Ltd.                                          90,000            322,407
 # Yurtec Corp.                                                         243,000          1,069,143
   Yushiro Chemical Industry Co., Ltd.                                   31,000            425,345
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $339,613,008)                                                                 408,880,525
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $25,756)                                                                         26,520
                                                                                   ---------------
TOTAL -- JAPAN
   (Cost $339,638,764)                                                                 408,907,045
                                                                                   ---------------
UNITED KINGDOM -- (17.9%)
COMMON STOCKS -- (17.1%)
   4imprint P.L.C.                                                      174,170            443,381
   600 Group P.L.C.                                                     339,747            392,049
   Abbeycrest P.L.C.                                                    114,547            138,780
   Aberdeen Asset Management P.L.C.                                   1,268,571          1,777,176
 * Advanced Medical Solutions P.L.C.                                  1,008,000            171,135
   AGA Food Service Group P.L.C.                                        724,241          3,242,091
 * AIM Group P.L.C.                                                      60,493             95,383
 * Airflow Streamlines P.L.C.                                            19,305             20,706
   Airsprung Furniture Group P.L.C.                                      80,900             91,221
   Alexandra P.L.C.                                                     164,745            301,502
   Alphameric P.L.C.                                                    662,000            983,790
   Alumasc Group P.L.C.                                                 150,000            392,729
   Amberley Group P.L.C.                                                 71,000             14,307
   Amstrad P.L.C.                                                        74,125    $       248,623
   Anglo Eastern Plantations P.L.C.                                     214,043            599,328
   Anglo Pacific Group P.L.C.                                           332,931            349,645
 * Anite Group P.L.C.                                                   656,160            577,551
 * API Group P.L.C.                                                     171,000            199,456
 * Applied Optical Technologies P.L.C.                                  270,000            156,201
 * ARC International P.L.C.                                             500,000            190,441
 * Arena Leisure P.L.C.                                                 645,000            546,787
 * Argonaut Games, Ltd.                                                 493,000             59,410
   Armour Group P.L.C.                                                  225,000            288,724
   Arriva P.L.C.                                                        112,920            807,271
 * Ashtead Group P.L.C.                                               2,121,000            954,648
   Ashtenne Holdings P.L.C.                                             381,117          2,613,874
 * Aston Villa P.L.C.                                                    10,000             51,815
   Atkins Ws P.L.C.                                                      25,095            254,476
   Austin Reed Group P.L.C.                                             159,297            423,311
   Autologic Holdings P.L.C.                                            235,912          1,229,830
   Avesco P.L.C.                                                         56,789             97,984
   Avon Rubber P.L.C.                                                   155,700            586,919
   Babcock International Group P.L.C.                                   458,333            940,623
   Baggeridge Brick P.L.C.                                              222,343            634,949
 * Baltimore Technologies P.L.C.                                        351,800            284,962
   Beale P.L.C.                                                          59,000             79,452
   Beattie (James) P.L.C.                                               205,000            458,051
 * Bede P.L.C.                                                          283,000            122,575
   Bellway P.L.C.                                                       150,000          2,076,333
   Benchmark Group P.L.C.                                               502,600          2,549,917
 * Berkeley Technology, Ltd.                                            222,520             55,929
 * Bizspace P.L.C.                                                       34,782             24,977
   Black Arrow Group P.L.C.                                              35,000             44,920
   Blacks Leisure Group P.L.C.                                            5,018             38,567
   Body Shop International P.L.C.                                       180,000            512,201
   Bodycote International P.L.C.                                      1,849,785          4,868,859
   Boot (Henry) P.L.C.                                                  118,437            813,674
   Brammer (H.) P.L.C.                                                  242,432            590,980
   Brewin Dolphin Holdings P.L.C.                                       272,000            368,849
 * Bristol Water Group P.L.C.                                            44,052            301,659
   Britannic P.L.C.                                                     589,990          3,726,752
   British Polythene Industries P.L.C.                                  182,554            975,347
   British Vita P.L.C.                                                  515,479          2,434,241
   Brown (N) Group P.L.C.                                               100,000            188,376
   BSS Group P.L.C.                                                      83,203          1,081,831
 * BTG P.L.C.                                                           239,400            500,709
   Burtonwood Brewery P.L.C.                                            121,870            780,331
   Caffyns P.L.C.                                                        15,315            201,447
 * Cambridge Antibody Technology
     Group P.L.C.                                                       122,700          1,164,533
 * Cape P.L.C.                                                          237,482            370,390
   Capital & Regional P.L.C.                                            365,355          3,299,416
 * Carbo P.L.C.                                                          34,200              7,976
   Carclo P.L.C.                                                        262,773            190,155
   Carr's Milling Industries P.L.C.                                      39,862            243,073
   Castings P.L.C.                                                      234,679            795,972
 * Cenes Pharmaceuticals P.L.C.                                         250,000             47,282
   Chapelthorpe P.L.C.                                                  995,696            301,378
 * Che Group P.L.C.                                                      82,061             65,729
 * Chorion P.L.C.                                                         2,920             11,268
   Churchill China P.L.C.                                                40,000            155,996
 * City of London Group P.L.C.                                           34,000             32,415
   Clarkson (Horace) P.L.C.                                              75,061            676,307
   Clinton Cards P.L.C.                                                 292,245            442,647

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * CLS Holdings P.L.C.                                                  473,803    $     2,723,756
   Colefax Group P.L.C.                                                  96,000            176,011
   Communisis P.L.C.                                                    803,373          1,516,216
   Compel Group P.L.C.                                                   73,000            119,757
 * Cookson Group P.L.C.                                               4,545,789          3,612,294
   Coral Products P.L.C.                                                102,000             83,528
 * Corporate Services Group P.L.C.                                    1,423,456            258,037
   Cosalt P.L.C.                                                         20,000            124,066
   Countryside Property P.L.C.                                          469,257          1,880,815
   Courts P.L.C.                                                        330,186          1,588,745
   Cox Insurance Holdings P.L.C.                                        381,500            479,293
 * Cradley Group Holdings P.L.C.                                         38,466             10,171
 * Creightons P.L.C.                                                    250,000             13,690
   Crest Nicholson P.L.C.                                               545,000          3,361,414
   Cropper (James) P.L.C.                                                29,000             78,336
   Daejan Holdings P.L.C.                                                88,267          3,339,457
 * Dana Petroleum P.L.C.                                                448,349          2,186,587
   Dart Group P.L.C.                                                    229,376            522,907
 * Dawson International P.L.C.                                          502,194             96,349
   Delta P.L.C.                                                       1,118,769          1,621,179
   Derwent Valley Holdings P.L.C.                                       322,192          4,937,033
   Development Securities P.L.C.                                        152,213          1,033,143
   DeVere Group P.L.C.                                                  418,976          3,383,129
   Diagonal P.L.C.                                                      553,411            369,603
   Dickinson Legg Group P.L.C.                                            8,648              3,730
 * Dimension Data Holdings P.L.C.                                     2,992,147          1,678,195
   Diploma P.L.C.                                                       143,039          1,394,131
 * Dowding & Mills P.L.C.                                               762,770            153,739
   DRS Data Research Services P.L.C.                                     51,000             56,820
   DTZ Holdings P.L.C.                                                  113,023            323,234
   Dyson Group P.L.C.                                                   150,000            787,080
   East Surrey Holdings P.L.C.                                          146,500            879,287
 * Easynet Group P.L.C.                                                  71,000            130,164
   Eldridge Pope & Co. P.L.C.                                           122,000            338,232
   Eleco P.L.C.                                                          68,900             38,454
   Electronic Data Processing P.L.C.                                     93,400            106,717
 * Elementis P.L.C.                                                   2,485,892          1,631,849
 * Emerald Energy P.L.C.                                              7,409,000            235,495
 * Emess P.L.C.                                                       1,522,328            227,389
   Ennstone P.L.C.                                                      910,645            617,290
 * Enodis P.L.C.                                                        718,000          1,093,154
 * Entertainment Rights P.L.C.                                        1,298,147            226,321
   Estates & General P.L.C.                                             174,309            679,390
   Eurocopy P.L.C.                                                      156,700            111,986
 * Eurodis Electron P.L.C.                                            2,531,550            236,878
   European Colour P.L.C.                                               185,000             60,773
   European Motor Holdings P.L.C.                                       271,675          1,004,217
 * Evans of Leeds Contingent Units
     P.L.C.                                                             238,000                  0
   Fenner P.L.C.                                                        272,000            513,902
 * Ferguson International Holdings P.L.C.                                88,836             43,977
   Ferraris Group P.L.C.                                                273,840            524,821
 * Fibernet Group P.L.C.                                                373,041            711,395
 * FII Group P.L.C.                                                     104,900             12,982
   Filtronic P.L.C.                                                     148,618            820,706
   Financial Objects P.L.C.                                             139,000            102,010
   First Technology P.L.C.                                              150,000            806,988
   Fisher (James) & Sons P.L.C.                                         255,000          1,272,784
   FKI P.L.C.                                                           667,689          1,357,391
   Fortress Holdings P.L.C.                                             200,000             96,256
   Freeport P.L.C.                                                      199,320          1,263,914
   Fuller, Smith & Turner P.L.C. Series A                                87,000    $     1,022,018
   Fulmar P.L.C.                                                        107,500            147,709
   Future Network P.L.C.                                                669,770            767,845
   Galliford Try P.L.C.                                                 646,740            590,573
   Game Group P.L.C.                                                    347,000            386,435
   Gaming International P.L.C.                                           10,000              8,067
 * Garton Engineering P.L.C.                                              6,000                  0
 * Gaskell P.L.C.                                                        40,000             11,018
   GB Group P.L.C.                                                      482,497            172,242
 * Georgica P.L.C.                                                      124,719            177,349
 * Gladstone P.L.C.                                                     158,000             45,002
   Gleeson (M.J.) Group P.L.C.                                           56,054          1,148,727
   Goodwin P.L.C.                                                         5,000             22,420
   Gowrings P.L.C.                                                       15,000             16,914
   Great Portland Estates P.L.C.                                        796,976          3,836,539
   Greene King P.L.C.                                                   161,379          2,694,788
 * Greenwich Resources P.L.C.                                           312,000             11,441
   Guiness Peat Group P.L.C.                                              1,596              1,949
 * Gyrus Group P.L.C.                                                   506,000          1,859,037
   Halstead (James) Group P.L.C.                                         79,267            643,796
 * Hampson Industries P.L.C.                                            481,250            179,013
 * Hampton Trust P.L.C.                                                 200,491              6,892
   Hardys & Hansons P.L.C.                                              108,180            998,133
 * Hartstone Group P.L.C.                                             1,022,431             35,726
 * Harvey Nash Group P.L.C.                                             100,000            125,433
 * Hawtin P.L.C.                                                        150,000             24,752
   Haynes Publishing Group P.L.C.                                        23,932            146,265
   Headway P.L.C.                                                        86,387            159,788
   Helical Bar P.L.C.                                                   150,108          2,292,212
   Henlys Group P.L.C.                                                  470,919            137,894
   Hercules Property Services P.L.C.                                    116,303            604,612
   Heywood Williams Group P.L.C.                                        475,570            677,784
   Highbury House Communications
     P.L.C.                                                           1,811,691            663,526
   Highway Insurance Holdings P.L.C.                                  1,020,305            619,355
   Hill & Smith Holdings P.L.C.                                          74,890            135,922
   Hitachi Capital (UK) P.L.C.                                           86,500            318,331
   Homestyle Group P.L.C.                                               406,032            654,679
   House of Fraser P.L.C.                                             1,396,407          2,968,122
   Hunting P.L.C.                                                       698,211          1,864,891
 * IAF Group P.L.C.                                                      66,500             14,021
   IFX Group P.L.C.                                                     138,089            246,866
   Incepta Group P.L.C.                                               1,147,139          1,756,868
   Infast Group P.L.C.                                                  692,912            283,134
 * Intec Telecom Systems P.L.C.                                         409,000            476,303
   Intelek P.L.C.                                                       555,250            109,096
   Intserve P.L.C.                                                      145,032            673,472
 * Inveresk P.L.C.                                                      186,750             48,068
 * IQE P.L.C.                                                           200,500             39,627
   Jarvis P.L.C.                                                        820,348          1,237,634
 * Jarvis Porter Group P.L.C.                                           101,000             37,499
   JKX Oil and Gas P.L.C.                                               757,000          1,112,063
   John David Group P.L.C.                                               28,571            110,533
   Johnson Service Group P.L.C.                                          37,000            264,619
   Johnston Group P.L.C.                                                 38,635            208,964
 * Kalamazoo Computer Group P.L.C.                                       12,200                391
   KBC Advanced Technologies P.L.C.                                     243,000            130,662
 * Kewill Systems P.L.C.                                                 60,000             65,748
 * Kingston Communications P.L.C.                                     2,659,941          3,007,083
 * Knowledge Support Systems Group
     P.L.C.                                                             136,000              1,995

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Laing (John) P.L.C.                                                  226,209    $       886,895
   Laird Group P.L.C.                                                   216,800          1,141,247
   Lambert Howarth Group P.L.C.                                          46,073            247,365
 * Lamont Holdings P.L.C.                                               100,000              1,146
 * Laura Ashley Holdings P.L.C.                                         375,000             94,683
   Lavendon Group P.L.C.                                                224,238            536,437
 * Leeds Group P.L.C.                                                   241,639             92,745
   Linton Park P.L.C.                                                    30,500            229,551
   Litho Supplies P.L.C.                                                107,000             93,209
   London Bridge Software Holdings
     P.L.C.                                                             865,000          1,506,515
   London Industrial P.L.C.                                              76,835          2,265,838
   London Merchant Securities P.L.C.                                    938,536          2,980,154
   Lookers P.L.C.                                                       168,983            911,387
   Low & Bonar P.L.C.                                                   602,812          1,189,608
   Luminar P.L.C.                                                       395,584          3,195,145
   Lupus Capital P.L.C.                                               1,125,000            330,642
   Macfarlane Group P.L.C.                                              697,015            320,071
   Macro 4 P.L.C.                                                        44,820            138,967
   Mallett P.L.C.                                                        60,000            292,618
   Management Consulting Group P.L.C.                                 1,273,000            755,143
   Manganese Bronze Holdings P.L.C.                                      38,000            163,878
   Marlborough Stirling P.L.C.                                          404,000            448,945
 * Martin International Holdings P.L.C.                                 484,589            209,390
 * Marylebone Warwick Balfour Group
     P.L.C.                                                             555,176            548,642
   Mayborn Group P.L.C.                                                  50,000            235,728
   Mayflower Corp. P.L.C.                                             1,809,000            223,878
   McAlpine (Alfred) P.L.C.                                             620,913          3,152,702
   McKay Securities P.L.C.                                              178,773            696,209
 * Medical Solutions P.L.C.                                              61,000             47,853
 * Medisys P.L.C.                                                       700,000            125,978
   Mentmore P.L.C.                                                      984,475          2,043,175
   Merrydown P.L.C.                                                      94,172            160,462
   Mersey Docks & Harbour Co. P.L.C.                                    217,064          2,746,769
   Metalrax Group P.L.C.                                                200,000            304,869
   Mice Group P.L.C.                                                    349,205            447,715
 * Microgen P.L.C.                                                      526,813            571,053
 * Mid-States P.L.C.                                                     50,000             12,376
   Minerva P.L.C.                                                     1,130,491          4,975,501
   Molins P.L.C.                                                        101,360            301,909
   Montpellier Group P.L.C.                                              14,000              5,441
 * Morgan Crucible Company P.L.C.                                     1,758,048          3,870,324
   Moss Brothers Group P.L.C.                                           450,000            605,889
 * Mothercare P.L.C.                                                    118,326            736,560
   Mowlem (John) & Co. P.L.C.                                           311,131          1,075,735
   MS International P.L.C.                                               49,000             30,182
   MSB International P.L.C.                                             125,552            166,083
   Mucklow (A & J) Group P.L.C.                                         292,756          1,545,730
 * My Travel Group P.L.C.                                             3,336,000            534,406
   Nestor Healthcare Group P.L.C.                                        97,090            238,694
 * Nettec P.L.C.                                                        220,000             30,829
 * New Avesco P.L.C.                                                     56,789             57,266
   NHP P.L.C.                                                         1,233,028          4,474,141
   Nichols P.L.C.                                                        48,000            108,049
 * Noble Investments (UK) P.L.C.                                            300                206
   Northamber P.L.C.                                                     48,000             66,444
 * NSB Retail P.L.C.                                                  1,895,000            912,399
 * NXT P.L.C.                                                            48,000             86,887
   Owen (H.R.) P.L.C.                                                    79,333            299,110
   Oxford Instruments P.L.C.                                            269,240          1,160,780
 * Pace Micro Technology P.L.C.                                         616,176    $       576,693
   Panther Securities P.L.C.                                             45,000            180,274
 * Parity Group P.L.C.                                                  420,000             77,137
   Partridge Fine Arts P.L.C.                                            33,000             37,815
   Pendragon P.L.C.                                                     237,500          1,345,357
   Penna Consulting P.L.C.                                               89,000            225,762
   Peterhouse Group P.L.C.                                              236,968            845,588
 * Pharmagene P.L.C.                                                    240,794            210,741
 * Photo-Me International P.L.C.                                        414,000            715,612
 * Pilkingtons Tiles Group P.L.C.                                       170,000              9,293
   Pillar Property P.L.C.                                               437,483          4,490,104
   Pittards P.L.C.                                                       39,000             33,975
 * Plantation & General P.L.C.                                           64,601             21,320
 * Plasmon P.L.C.                                                        59,000            201,906
   Portmeirion Group P.L.C.                                              56,335            173,006
   Porvair P.L.C.                                                       223,026            445,708
 * PPL Therapeutics P.L.C.                                               58,764              4,848
 * Premier Oil P.L.C.                                                   396,934          3,861,024
 * Pressac P.L.C.                                                       429,000            102,038
   Primary Health Properties P.L.C.                                      91,537            369,597
 * Probus Estates P.L.C.                                                416,666              6,799
 * Provalis P.L.C.                                                    1,722,446            193,438
 * Psion P.L.C.                                                       1,208,216          1,256,690
   PZ Cuzzons P.L.C.                                                     40,000            799,075
 * QA P.L.C.                                                             80,000              6,033
 * Quays Group P.L.C.                                                    71,000              7,811
 * Queens Moat Houses P.L.C.                                            559,000             87,116
   Quintain Estates & Development
     P.L.C.                                                             458,696          3,344,809
   RAC P.L.C.                                                           215,033          2,613,797
   Radamec Group P.L.C.                                                  71,000             50,039
   Ransom (William) & Son P.L.C.                                        115,000            106,053
   Raven Mount P.L.C.                                                   125,337            219,458
 * Redbus Imterhouse P.L.C.                                           1,110,980            150,159
 * Redstone P.L.C.                                                    2,171,000            338,624
   Reg Vardy P.L.C.                                                     101,000            982,869
   Regent Inns P.L.C.                                                   680,562            484,852
   Renold P.L.C.                                                        420,036            578,273
   Rowe Evans Investments P.L.C.                                         95,900            254,893
   Roxboro Group P.L.C.                                                  60,000            317,703
 * Royal Doulton P.L.C.                                                 588,000             87,674
   RPC Group P.L.C.                                                     267,240            834,012
   Rugby Estates P.L.C.                                                  53,000            255,243
   Rutland Trust P.L.C.                                                 182,210            120,266
   S & U P.L.C.                                                           7,000             65,795
 * Safeland P.L.C.                                                      100,000             96,256
   Sanctuary Group P.L.C.                                             2,011,000          1,770,778
   Savills P.L.C.                                                        90,000            732,491
 * Scapa Group P.L.C.                                                   712,583            368,065
 * SDL P.L.C.                                                           166,480            355,931
   Senior P.L.C.                                                      1,999,000          1,332,251
 * SFI Group P.L.C.                                                      79,000             44,901
   Shaftesbury P.L.C.                                                   696,939          3,296,279
 * Sherwood Group P.L.C.                                                424,000             82,805
   Shiloh P.L.C.                                                         25,000             59,159
 * ShopRite Group P.L.C.                                                196,000             44,920
 * Simon Group P.L.C.                                                   962,861            841,472
   Sinclair (William) Holdings P.L.C.                                    81,940            113,995
   Singer & Friedlander Group P.L.C.                                    956,134          4,120,656
   Sirdar P.L.C.                                                        280,105            174,351
   Smart (J.) & Co. (Contractors) P.L.C.                                  8,000             72,605

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Smith (David S.) Holdings P.L.C.                                   1,050,468    $     3,004,832
   Smith (James) Estates P.L.C.                                          95,000            609,622
 * Soco International P.L.C.                                              5,000             31,184
   Somerfield P.L.C.                                                  1,553,301          4,082,790
   Speedy Hire P.L.C.                                                    15,000            111,293
 * Spirent P.L.C.                                                     2,120,832          2,506,974
   Spring Group P.L.C.                                                  200,000            410,639
   St. Ives P.L.C.                                                        4,688             30,938
   St. Modwen Properties P.L.C.                                         214,000          1,124,861
   Staffware P.L.C.                                                      10,000            144,231
   Stanley (Charles) Group P.L.C.                                       150,000            572,036
   Stanley Leisure Organisation P.L.C.                                  492,548          4,235,628
 * Sterling Publishing Group P.L.C.                                     300,000             49,664
   Stylo P.L.C.                                                           5,293              4,802
   Swallowfield P.L.C.                                                   60,849             86,073
 * Tadpole Technology P.L.C.                                            296,000             86,507
 * Tandem Group P.L.C.                                                  472,000                  0
   Taylor Woodrow P.L.C.                                                 74,632            347,104
   TBI P.L.C.                                                         3,032,926          3,604,265
   Telemetrix P.L.C.                                                    143,000            343,779
 * Telspec P.L.C.                                                       205,000             56,568
 * Terence Chapman Group P.L.C.                                          62,500                363
   Tex Holdings P.L.C.                                                   11,000             31,912
   The Big Food Group P.L.C.                                          1,914,972          3,517,570
   The Cardiff Property P.L.C.                                            4,000             48,220
 * The Innovation Group P.L.C.                                          889,000            510,439
   The Malcolm Group P.L.C.                                             353,096            534,266
 * The Television Corp. P.L.C.                                          202,247            308,523
   Thorpe (F.W.) P.L.C.                                                  15,000             62,468
 * Thus Group P.L.C.                                                  8,172,594          3,900,443
   Tinsley (Eliza) Group P.L.C.                                         145,967             65,451
 * Titon Holdings P.L.C.                                                 36,110             69,462
   Tops Estates P.L.C.                                                  207,035          1,113,962
 * Torotrak P.L.C.                                                      167,000            185,294
 * Tottenham Hotspur P.L.C.                                             146,000             73,923
   Town Centre Securities (New) P.L.C.                                  322,567          1,412,209
   Trace Computers P.L.C.                                                33,014             46,339
 * Trafficmaster P.L.C.                                                 300,000            431,807
   Transport Development Group P.L.C.                                   431,123          1,621,546
   Treatt P.L.C.                                                         15,000             58,441
   TT Group P.L.C.                                                      952,927          2,531,111
   U.K. Coal P.L.C.                                                     884,178          2,473,957
   UCM Group P.L.C.                                                     166,000            239,955
   Umeco P.L.C.                                                          96,782            643,925
   Uniq P.L.C.                                                          620,787          1,974,561
   Unite Group P.L.C.                                                   656,328          2,100,773
   Universal Salvage P.L.C.                                             135,633            156,302
   Urbium P.L.C.                                                          1,752             17,549
 * Vega Group P.L.C.                                                     14,000             41,752
 * Vernalis P.L.C.                                                      132,072            123,369
   Victoria P.L.C.                                                       33,632            231,640
   Vislink P.L.C.                                                       195,374             97,788
 * Volex Group P.L.C.                                                   178,939            418,060
   VP P.L.C.                                                            249,107            554,398
 * Vtr P.L.C.                                                            13,000             19,117
   Wagon P.L.C.                                                         318,949            944,852
 * Walker Greenbank P.L.C.                                              297,910             76,468
   Warner Estate Holdings P.L.C.                                        274,392          2,388,226
 * Waterdorm P.L.C.                                                      70,000                  0
   Waterman P.L.C.                                                      136,263            187,440
   Wembley P.L.C.                                                       171,000          2,685,487
   Westbury P.L.C.                                                      592,424    $     4,652,914
   Whatman P.L.C.                                                       250,000            955,878
   Whitehead Mann Group P.L.C.                                           22,000            109,163
 * Willliam Jacks P.L.C.                                                 10,000             14,986
   Wilmington Group P.L.C.                                              422,000            830,665
   Wilshaw P.L.C.                                                        28,000              5,775
   Wintrust P.L.C.                                                       24,000            260,048
   Wolverhampton & Dudley Breweries
     P.L.C.                                                             229,171          3,451,386
   Woolworths Group P.L.C.                                            2,273,785          1,846,405
   WSP Group P.L.C.                                                     366,454          1,329,526
   Wyevale Garden Centres P.L.C.                                        301,606          1,997,063
   Wyndeham Press Group P.L.C.                                          254,897            497,771
 * XAAR P.L.C.                                                          150,000            230,242
   XANSA P.L.C.                                                         759,231          1,175,010
 * Xenova Group P.L.C.                                                1,853,484            296,176
   Yates Group P.L.C.                                                   372,883            683,917
 * Yorkshire Group P.L.C.                                               117,096             12,345
   Young & Co's Brewery P.L.C. Class A                                    5,000            104,038
   Zotefoams P.L.C.                                                     156,924            201,836
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $234,284,188)                                                                 303,046,653
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.8%)
 * British Pound Sterling
     (Cost $13,848,130)                                                                 13,897,716
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Letter of Entitlements - Audemars
     Piguet                                                              81,758                  0
 * Xenova Group P.L.C. Contingent
     Rights 08/14/11                                                    123,000                  0
 * Xenova Group P.L.C. Warrants
     12/31/08                                                           125,718              7,779
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                 7,779
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $248,132,318)                                                                 316,952,148
                                                                                   ---------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.3%)
   A.P. Eagers, Ltd.                                                     28,169            136,889
 * Adacel Technologies, Ltd.                                            123,126             48,172
   Adelaide Brighton, Ltd.                                              914,119            876,703
 # Adsteam Marine, Ltd.                                               1,107,803          1,169,815
   Alesco Corp., Ltd.                                                    67,294            300,555
   Altium, Ltd.                                                         279,609             77,989
   Amalgamated Holdings, Ltd.                                           299,595            683,814
 * Amcom Telecommunications, Ltd.                                     1,845,098            191,447
 * Amrad Corp., Ltd.                                                    588,574            348,220
   Ansell, Ltd.                                                         318,229          1,792,002
   APN News & Media, Ltd.                                               226,552            660,793
   Ariadne Australia, Ltd.                                              360,000             74,531
 * Atlas Pacific, Ltd.                                                  113,450             16,191
 * AuIron Energy, Ltd.                                                  905,693             50,483
   Ausdrill, Ltd.                                                       289,120            123,562
   Auspine, Ltd.                                                        230,627            552,706
 * Austal, Ltd.                                                         654,587            518,990
 * Austar United Communications, Ltd.                                 1,264,310            631,799
   Austereo Group, Ltd.                                               1,305,270          1,266,468

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Austral Coal, Ltd.                                                   799,323    $       318,659
 # Australand Property Group                                          1,413,878          1,643,955
   Australian Agricultural Co., Ltd.                                    918,125            785,426
*# Australian Magnesium Corp., Ltd.                                      97,349              1,730
   Australian Pharmaceutical Industries,
     Ltd.                                                               466,516            831,756
 * Australian Worldwide Exploration, Ltd.                               116,990            137,654
 * Auto Group, Ltd.                                                      64,351             26,110
   Avatar Industries, Ltd.                                               50,740             18,851
   AWB, Ltd.                                                            318,482          1,113,312
 * BayCorp Advantage, Ltd.                                              976,911          1,894,033
   Beach Petroleum NL                                                 1,618,092            322,995
 * Biota Holdings, Ltd.                                                 136,051             56,356
   Boral, Ltd.                                                           23,312             97,488
   Brickworks, Ltd.                                                     139,350            852,601
   Bridgestone Australia, Ltd.                                           51,126             98,439
 * Burns, Philp & Co., Ltd.                                             748,991            336,541
 # Burswood, Ltd.                                                     1,142,426          1,198,180
   Caltex Australia, Ltd.                                               402,300          2,479,554
   Candle Australia, Ltd.                                               189,781            213,844
 # Capral Aluminium, Ltd.                                               290,640            497,580
   Cellnet Telecommunications Group,
     Ltd.                                                               263,372            268,105
 # Central Equity, Ltd.                                                 352,184            514,360
 * Chiquita Brands South Pacific, Ltd.                                  495,750            226,383
 * Circadian Technologies, Ltd.                                          38,781             58,726
 * Clough, Ltd.                                                       1,995,977            655,489
   Coates Hire, Ltd.                                                    270,627            644,339
   Commander Communications, Ltd.                                       496,380            543,545
 * Coplex Resources NL                                                  351,512             22,575
   Coventry Group, Ltd.                                                  92,877            374,534
 * CPI, Ltd.                                                             64,577             30,364
 # Crane Group, Ltd.                                                    202,116          1,212,168
   Croesus Mining NL                                                  1,767,162            624,721
 * Cumnock Coal, Ltd.                                                    40,710             11,620
 # Devine, Ltd.                                                         495,010            222,505
 * Dominion Mining, Ltd.                                                116,119             39,813
   Downer Group, Ltd.                                                   960,394          2,154,365
 * Emporer Mines, Ltd.                                                  135,024             72,319
 * Energy Developments, Ltd.                                            475,677            872,554
   Energy Resources of Australia, Ltd.
     Series A                                                           200,366            479,829
 * Energy World Corp., Ltd.                                             393,461              5,622
   Evans & Tate, Ltd.                                                    16,184             12,702
 # FKP, Ltd.                                                            214,694            411,251
   Fleetwood Corp., Ltd.                                                 36,626            194,643
 * Forest Enterprises Australia, Ltd.                                 1,368,992            356,970
   Futuris Corp., Ltd.                                                1,925,126          2,129,332
   Gazal Corp., Ltd.                                                     89,069            160,563
 * Globe International, Ltd.                                          1,772,169            531,492
   Gowing Bros., Ltd.                                                    83,400            140,415
 * Gowing Retail, Ltd.                                                    5,323              1,140
 * Gradipore, Ltd.                                                       36,474             20,347
 * Graincorp, Ltd. Series A                                              13,002            114,003
 * Grand Hotel Group                                                    917,441            450,852
   GRD NL                                                               130,884            161,553
 # Great Southern Plantations, Ltd.                                     367,373            648,533
   Green's Foods, Ltd.                                                  101,626             70,340
   GUD Holdings, Ltd.                                                    96,340            566,997
 * Gympie Gold, Ltd.                                                    266,614            106,543
 * Haoma Mining NL                                                      440,554             75,376
   Healthscope, Ltd.                                                    141,113    $       374,394
 * Henry Walker Eltin Group, Ltd.                                       420,135            300,151
   HGL, Ltd.                                                            170,497            233,530
   Housewares International, Ltd.                                           986              1,611
 * Hudson Investment Group, Ltd.                                        297,500              9,129
 * Hutchison Telecommunications
     (Australia), Ltd.                                                2,825,445            554,220
   Iluka Resources, Ltd.                                                870,044          2,467,107
 * Imdex, Ltd.                                                          202,532             18,852
 * Intercard Wireless, Ltd.                                              62,379              2,003
 * Intermoco, Ltd.                                                      558,800             11,944
 * International All Sports, Ltd.                                        37,973             14,436
   Investor Group, Ltd.                                                  41,732             83,391
   ION, Ltd.                                                            527,584            561,037
   IWL, Ltd.                                                            265,000             60,562
 * JDV, Ltd.                                                             40,681             17,429
 # Jones (David), Ltd.                                                  805,650            919,545
   K&S Corp., Ltd.                                                       85,482            156,667
   Kaz Group, Ltd.                                                    1,898,863            528,050
 * Keycorp, Ltd.                                                        124,013            121,153
   Lemarne Corp., Ltd.                                                   38,606             66,158
 * Leyshon Resources, Ltd.                                              123,978             33,781
   Lighting Corp., Ltd.                                                 154,714             82,805
 # MacArthur Coal, Ltd.                                                 634,488            664,219
 * MacMahon Holdings, Ltd.                                              305,720             60,111
 * Macquarie Corporate
     Telecommunications, Ltd.                                           303,300             49,595
   Magellan Petroleum Australia, Ltd.                                    29,537             24,970
   MaxiTRANS Industries, Ltd.                                           178,401             89,213
   McPherson's, Ltd.                                                     37,358            117,133
 # Mia Group, Ltd.                                                    2,647,031          1,602,828
   Miller's Retail, Ltd.                                              1,299,816          1,316,220
 * Minara Resources, Ltd.                                               460,025            826,668
 * Mineral Deposits, Ltd.                                                40,472              7,028
   Namoi Cotton Cooperative, Ltd.                                       142,585             42,774
   National Can Industries, Ltd.                                         18,850             19,438
 * Novus Petroleum, Ltd.                                                421,511            593,033
   Nufarm, Ltd.                                                         220,300            934,865
   Onesteel, Ltd.                                                     1,052,780          1,688,217
 * Orbital Engine Corp., Ltd.                                           165,000             17,056
   Pacific Group, Ltd.                                                   61,800            180,545
 * Payce Consolidated, Ltd.                                              74,466            133,378
 * Perilya Mines NL                                                     219,076            137,140
 * Petsec Energy, Ltd.                                                  153,726            126,918
 * Plantcorp NL                                                          14,403                  0
   Plaspak Group, Ltd.                                                  108,747             72,862
 * PMP, Ltd.                                                            666,000            764,598
   Port Bouvard, Ltd.                                                    94,055             83,929
   Portman, Ltd.                                                        319,770            383,234
 * PowerTel, Ltd. Series B                                               47,395             35,796
 * Pracom, Ltd.                                                         122,300              1,752
   Prime Television, Ltd.                                               316,263            586,635
 * Primelife Corp., Ltd.                                                142,200            185,368
   Queensland Cotton Holdings, Ltd.                                      98,780            252,279
 * Reinsurance Australia Corp., Ltd.                                    764,440            295,047
 * Resolute Mining, Ltd.                                                 89,083             79,978
   RG Capital Radio, Ltd.                                                64,205            131,142
   Ridley Corp., Ltd.                                                 1,038,850            949,977
*# Roc Oil Co., Ltd.                                                    402,808            441,744
 * Senetas Corp., Ltd.                                                  206,798              9,167
 # Servcorp, Ltd.                                                        28,622             40,849

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Seven Network, Ltd.                                                  390,809    $     1,421,463
   Sigma Co., Ltd.                                                      152,700            827,839
 * Silex System, Ltd.                                                   197,100            112,588
 # Smorgon Steel Group, Ltd.                                          3,029,494          2,311,668
 * SMS Management & Technology, Ltd.                                    719,309            148,779
 * Solution 6 Holdings, Ltd.                                            582,663            370,142
*# Sons of Gwalia, Ltd.                                                 816,853          1,569,316
 # Southern Cross Broadcasting
     (Australia), Ltd.                                                  225,682          1,737,227
 * Southern Pacific Petroleum NL                                        424,400             72,684
 # SPC Ardmona, Ltd.                                                    964,317            921,852
 * St. Barbara Mines, Ltd.                                              329,338             11,290
 * Straits Resources, Ltd.                                               89,994             63,098
 * Strathfield Group, Ltd.                                              165,666             17,133
 * Tap Oil, Ltd.                                                        748,767            779,398
 * Television & Media Services, Ltd.                                    240,000              5,135
   Ten Network Holdings, Ltd.                                           656,900          1,345,300
   Thakral Holdings Group                                             2,665,438          1,235,994
   The Gribbles Group, Ltd.                                           1,035,133            225,087
   Ticor, Ltd.                                                          563,645            503,671
 # Timbercorp, Ltd.                                                   1,048,247          1,016,070
 * Titan Resources NL                                                   189,121             41,780
   Trust Company of Australia, Ltd.                                      22,214            118,898
 * Uecomm, Ltd.                                                       1,746,107            491,252
   United Group, Ltd.                                                    91,667            323,418
   Villa World, Ltd.                                                    231,802            210,689
*# Village Roadshow, Ltd.                                             1,216,717          1,607,045
   Vision Systems, Ltd.                                                 721,934            442,986
   Wattyl, Ltd.                                                         238,549            646,694
   Wide Bay Capricorn Building Society,
     Ltd.                                                                29,461            139,672
 * Xanadu Wines, Ltd.                                                   100,350              6,797
 * Xanadu Wines, Ltd. Issue 04                                           50,175              3,399
 * Yates, Ltd.                                                          144,138              4,529
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $61,299,062)                                                                   75,929,735
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Australian Dollar
     (Cost $4,615,508)                                                                   4,617,110
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Southern Cross Broadcasting
     (Australia), Ltd.                                                    7,118             60,953
*# Village Roadshow, Ltd. 2% Class A                                    398,305            386,238
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $341,532)                                                                         447,191
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Gradipore, Ltd. Options 09/01/04
     (Cost $0)                                                            7,294              1,666
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $66,256,102)                                                                   80,995,702
                                                                                   ---------------
FRANCE -- (4.5%)
COMMON STOCKS -- (4.5%)
 * Actielec Technologies                                                 14,719             60,297
   Affine                                                                 9,997            793,627
   Alain Manoukian SA                                                     9,565            289,164
 * Alstom SA                                                            385,173            442,733
 * Altran Technologies SA                                                87,754            944,736
   Ares (Groupe) SA                                                      37,590    $       206,534
 * Aubay SA                                                              40,546            180,388
   Bacou-Dalloz                                                          35,939          2,833,099
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                   6,329          1,946,633
 * Bigben Interactive                                                    13,755             69,225
 # Bongrain SA                                                           44,683          3,005,657
*# Bull SA                                                              369,100            401,096
   Burelle SA                                                            10,986          1,152,699
 * Cap Gemini SA                                                         22,766            873,193
   Carbone Lorraine                                                      37,158          1,390,099
   CEGID SA                                                               4,108            111,976
   CFF Recycling                                                          9,710          1,108,463
 * CGBI                                                                   7,000              2,646
 * Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux Sa                                                      48,652          2,555,214
*# Club Mediterranee SA                                                  74,800          3,168,758
 * Compagnie Internationale Andre
     Trigano Ciat SA                                                      2,100             48,857
 * Conflandey SA                                                          1,939             21,467
   Consortium International de Diffusion
     et de Representation Sante                                           1,300             18,119
   Crometal SA                                                            6,841            341,883
 * CS Communication et Systemes                                          13,500            368,438
   Delachaux SA                                                           9,672          1,116,192
 * Desquenne et Giral SA                                                  4,761             63,853
   Deveaux SA                                                             5,487            599,060
   Didot-Bottin                                                           1,204            158,495
   Dynaction SA                                                          14,102            281,628
   Elior                                                                 58,756            504,420
   Etam Developpement SA                                                 34,200          1,389,342
 * Euraltech SA                                                          55,173            105,781
*# Euro Disney SCA                                                    5,082,010          2,294,893
 * Evialis SA                                                            10,703            388,713
   Explosifs et de Produits Chimiques                                       312             82,669
 * Faros SA                                                              14,221             53,851
   Faurecia SA                                                           14,175            918,622
   Fimalac SA                                                           108,252          4,231,460
   France-Africaine de Recherches
     Petrolieres (Francarep)                                              2,004            254,443
 * Gantois Series A                                                         465             26,627
 * Gascogne SA                                                           10,334            904,492
   Gaumont                                                                7,292            488,739
*# Generale de Geophysique SA                                            51,591          2,552,593
 * Geodis SA                                                              4,900            374,968
   Gespac System                                                          6,736            114,337
   Gevelot                                                                4,129            233,541
   GFI Informatique SA                                                  163,600          1,206,005
 * Groupe Bourbon SA                                                      1,636            192,545
 * Groupe Flo SA                                                         52,020            275,952
 * Groupe Focal SA                                                        5,149             54,501
   Groupe Guillin SA                                                        480             38,120
   Guerbet SA                                                             3,700            246,709
   Hbs Technologie SA                                                       405              7,917
   IDSUD                                                                  2,000             61,419
 * Immobiliere et Hoteliere SA                                           27,700             90,977
   IMS International Metal Service SA                                    78,028            618,954
 * Ingenico SA                                                           20,000            274,096
   Laurent-Perrier                                                       12,945            450,405
   Lisi SA                                                               38,378          1,803,542

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# LVL Medical Groupe SA                                                 27,900    $       103,270
 * Maire (Henri)                                                          1,252             10,740
   Marionnaud Parfumeries Retails
     Perfumes                                                            71,986          2,544,945
 * Matussiere et Forest SA                                               15,720             55,670
 * Metaleurop SA                                                         62,320             41,095
   MGI Coutier SA                                                         9,404            328,088
 * Montupet SA                                                           43,760            802,702
 * Nexans                                                                70,700          2,321,869
   Nord Est SA                                                           31,078          1,558,036
 * Oeneo                                                                 61,605            271,066
 * Otor SA                                                               51,035            236,660
 * Penauille Polyservices SA                                             80,808            826,241
*# Pinguely-Haulotte SA                                                 153,419          1,129,006
   Plastic Omnium SA                                                     39,304          1,933,476
   Plastivaloire SA                                                      11,615            303,108
   Prosodie SA                                                           22,600            642,945
   PSB Industries SA                                                      2,613            343,046
 * Radiall SA                                                             9,811            778,578
   Robertet SA                                                            1,300            146,129
   Rougier SA                                                             2,715            203,884
 * S.T. Dupont SA                                                        26,155            126,168
   SA Fromageries Bel la Vache Qui Rit                                    3,875            600,602
   Sabeton                                                               18,460            270,574
   Saint-Etienne                                                            600             19,253
 * Sasa Industries SA                                                     8,994            236,201
 * Saveurs de France-Brossard                                             5,500            135,417
*# Scor SA                                                              649,100            951,114
 * SDR de Bretagne SA                                                     9,506            301,606
   Sechilienne-Sidec                                                      1,000            177,199
   Securidev SA                                                          16,908            223,781
   Selectibail                                                          118,890          3,641,032
   Setforge                                                                 600             20,963
   Signaux Girod SA                                                       5,407            267,552
   SILIC (Societe Immobiliere de
     Location pour L'industrie et le
     Commerce)                                                           13,932            941,688
   Skis Rossignol SA                                                      7,216            119,021
   Smoby SA                                                               3,835            342,248
 * Societe Francais des Papiers Peints                                      140              1,670
   Societe Industrielle D'Aviations
     Latecoere SA                                                        20,648            679,702
   Sucriere de Pithiviers-le-Vieil                                        2,147          1,510,063
 * Sylis SA                                                              40,585            284,336
   Taittinger SA                                                          1,086            231,998
*# Teamlog SA                                                            36,092            116,654
   Tivoly SA                                                              1,904             33,627
*# Ubi Soft Entertainment SA                                             73,685          1,928,593
 # Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        43,572          3,801,599
*# Valtech, La Defense                                                  251,100            273,279
   Vilmorin et Cie SA                                                    14,322          2,203,419
   VM Materiaux SA                                                        1,636            210,192
   Vranken Monopole                                                      20,625            817,292
 * Xilam Animation                                                       12,911             39,352
 * XRT                                                                   72,800             58,660
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $57,144,367)                                                                   79,940,271
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Groupe Ares SA Warrants 10/03/05                                      29,000    $         8,145
 * Oeneo Warrants 08/26/06                                               28,305             12,802
 * Prosodie SA Warrants 10/28/06                                         19,600             14,272
 * Teamlog SA Warrants 06/30/04                                           9,843                120
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                            66,800             31,005
 * Valtech, La Defense Warrants
     07/29/05                                                           251,100             12,240
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $22,818)                                                                           78,584
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $57,167,185)                                                                   80,018,855
                                                                                   ---------------
GERMANY -- (4.1%)
COMMON STOCKS -- (4.1%)
 * AAP Implantate AG                                                     18,600             48,264
   Aareal Bank AG                                                        41,100          1,393,208
*# Acg AG Fuer Chipkarten und
     Informationssysteme                                                 78,300            171,952
   Ackermann-Goeggingen AG                                               23,520            460,233
   AC-Service AG                                                         14,400             92,757
 * Adva AG Optical Networking                                            50,600            331,953
 * Aigner (Etienne) AG                                                      454             80,835
 * Allbecon AG                                                            6,700             19,581
   Andreae-Noris Zahn AG, Anzag                                          31,491          1,113,397
 * Articon Integralis AG                                                 32,400            115,216
 * Augusta Technologie AG                                                56,100            116,358
   AWD Holding AG                                                        43,500          1,464,008
 * Baader Wertpapier Handelsbank AG                                      42,049            308,435
   Bechtle AG                                                            73,700          1,147,478
 * Berliner Elektro Holding AG                                           56,000            511,189
   Beta Systems Software AG                                              20,850            408,605
   Bien-Haus AG                                                          16,900            253,730
 # Bilfinger & Berger Bau AG                                            125,019          4,111,195
 * Biolitec AG                                                           36,500            194,058
 * Biotest AG                                                            14,270            190,474
 * BMP AG                                                                12,980             41,992
 * Borussia Dortmund GMBH & Co.
     KGAA                                                                68,800            245,656
 # Bremer Energiekonto AG                                                54,600            102,134
 * Bremer Woll-Kaemmerei AG                                              50,582             58,920
 * Brueder Mannesmann AG                                                 20,600             15,267
 * Caatoosee AG                                                          69,600             38,200
 * Ce Consumer Electrnic AG                                              46,800             99,537
   Cewe Color Holding AG                                                 11,000            242,095
 * Cinemaxx AG                                                            3,100              5,068
   Comdirect Bank AG                                                    173,200          1,538,101
   Computerlinks AG                                                      10,900            161,233
 * Concord Effekten AG                                                    4,400             11,738
*# Condomi AG                                                            19,900             57,293
 * COR AG Insurance Technologies                                         12,700             18,190
 * Cybio AG                                                              11,100             38,677
 * D. Logistics AG                                                      142,200            301,210
 * DAB Bank AG                                                          200,400          1,517,007
 * DAS Werk AG                                                           10,600                739
 * DEAG Deutsche Entertainment AG                                        59,850            199,445
*# Deutsche Euroshop AG                                                  61,549          2,631,130
 * Deutz AG                                                             130,266            565,638
 * Dierig Holding AG                                                      8,750            126,768

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Drillisch AG                                                          36,400    $       155,547
*# Duerr Beteiligungs AG                                                 55,310          1,384,822
   DVB Bank AG                                                           11,529          1,437,916
*# Dyckerhoff AG DM50                                                    29,750            909,923
 * Eckert and Ziegler Strahlen - und
     Medizintechnik AG                                                   12,700            143,054
   ElreingKlinger AG                                                      1,300            142,133
*# Em.TV AG                                                              36,712            103,560
 * Escada AG                                                             64,090          1,124,306
 * Eurobike AG                                                           18,900              3,478
*# Evotec Biosystems AG                                                 160,100            818,993
 # FJA AG                                                                16,618            219,140
 * Freenet.De AG                                                         32,900          3,019,233
   Fuchs Petrolub AG Oel & Chemie                                        19,440          1,437,006
 * Gft Technologies AG                                                   92,927            232,113
 * Gontard & Metallbank AG                                               46,008              1,970
 * GPC Biotech AG                                                        72,300          1,037,344
 * Herlitz AG                                                            26,031             97,043
 * Hoeft & Wessel AG                                                     30,200            120,066
   Hucke AG                                                              33,100            147,424
   Hutschenreuther AG                                                     8,591            117,863
 * I-D Media AG                                                          11,265             23,837
 * IM International Media AG                                            149,500            115,574
   Interseroh AG                                                          3,600             54,529
 * Intershop Deutschland AG                                               7,195             14,778
 * Intertainment AG                                                      14,082             68,890
 * IPC Archtec AG                                                        15,800             28,713
   Iwka AG                                                              104,866          2,224,363
   Jenoptik AG                                                          162,400          1,983,286
   Kampa-Haus AG                                                         35,200            275,157
 * Kaufring AG                                                            5,600              1,579
 * Kloeckner-Werke AG                                                   177,348          2,106,291
 * Kontron AG                                                           171,520          1,345,470
   Krones AG                                                              4,700            424,668
   KSB AG                                                                 4,650            897,107
 * Leica Camera AG                                                        6,791             41,937
 # Leifheit AG                                                           16,342            499,206
 # Leoni AG                                                              16,300            994,542
 * Loesch Umweltschutz AG                                                16,000              3,328
   Loewe AG                                                              36,000            266,974
 * M & S Elektronik AG                                                   19,600              1,172
 * Mania Technologie AG                                                  12,100             18,404
 * Mannheimer Aktiengesellschaft
     Holding AG                                                          27,000             77,670
 * Marbert AG                                                             6,800             15,472
 * Maternus-Kliniken AG, Bad
     Oyenhausen                                                          16,800             16,020
 * Maxdata AG                                                           113,610            485,768
 * Mediantis AG                                                          10,950             25,133
*# Medigene AG                                                           43,900            411,224
 * Mosaic Software AG                                                    21,800             58,644
   Muehlabauer Holdings AG & Co.
     KGAA                                                                10,800            336,056
 * MVS Miete Vertrieb Service AG                                         45,052             93,625
 * Mwb Wertpapierhandelshaus AG                                          15,700             64,368
 * MWG Biotech AG                                                       127,600            192,344
 * Nemetschek AG                                                         20,847            186,115
*# Norddeutsche Affinerie AG                                            123,101          1,587,427
   Norddeutsche Steingutfabrik AG                                         9,215             48,387
 * Nordwest Handel AG                                                    11,313             58,769
 * November AG                                                           24,500            149,547
 * Pandatel AG                                                           28,300    $       109,019
 * Parsytec AG                                                           19,200             84,656
   PC-Ware Information
     Technologies AG                                                     21,394            226,944
 * Personal & Informatik AG                                               2,150             15,357
 * Pfleiderer AG                                                        185,313          1,397,429
 * Phoenix AG, Hamburg                                                  103,686          1,899,706
 * Pixelpark AG                                                          15,050             26,611
*# Plambeck Neue Energien AG                                             63,465            148,307
 * Primacom AG                                                           62,300             37,807
 * Produkte und Syteme der
     Informationstechnologie AG                                          45,211            205,481
 * Qs Communications AG                                                 260,800          1,247,516
 * Ravensberg Bau-Beteiligungen AG                                       29,500              3,956
 * Realtech AG                                                           20,200            137,519
 # Rheinmetall Berlin AG                                                 85,490          3,280,312
   Rinol AG                                                              15,000             47,236
 * Roesch Medizintechnik AG                                               7,300              2,045
 * RTV Family Entertainment AG                                            2,480              3,873
 * Ruecker AG                                                            25,400             99,262
 * Saltus Technology AG                                                   5,900             16,170
 # Salzgitter AG                                                        329,609          3,914,571
 # Sartorius AG                                                          20,000            341,931
   Schlott Sebaldus AG                                                   23,023            666,490
   Sektkellerei Schloss Wachenheim AG                                     2,900             27,677
 * Senator Entertainment AG                                             107,300             34,063
 * Ser Systeme AG                                                         9,400                703
 * SHS Informationssysteme AG                                            17,611             26,562
 # Sixt AG                                                               65,300          1,054,175
 * Stahl (R.) AG                                                         15,700            151,508
 * Steag Hamtech AG                                                      45,600            183,869
 * Stoehr & Co. AG                                                       44,310            181,860
 * Strabag AG                                                            15,750          1,065,039
*# Suess Microtec AG                                                     58,600            510,184
   Syskoplan AG                                                          16,400            126,583
 * Syzygy AG                                                             30,000            171,379
 * SZ Testsysteme AG                                                      7,000                351
 # Technotrans AG                                                        25,800            378,496
 * Telegate AG                                                           19,300            251,829
   Textilgruppe Hof AG                                                   22,530            140,350
 * TFG Venture Capital AG & Co. KGAA                                     43,100            125,245
 * Tiptel AG                                                             13,600             20,819
 * TTL Information Technology AG                                         22,800             85,255
 * TV Loonland AG                                                        22,500             55,382
 * Umweltkontor Renewable Energy AG                                     110,781             81,213
   United Internet AG                                                    18,700            469,469
 * Value Management & Research AG                                        19,800             52,688
 * VBH (Vereinigter
     Baubeschlag-Handel) AG                                               6,000             22,089
 * VCL Film & Medien AG                                                   3,566              4,616
 * Vereinigte Deutsche Nickel-Werke AG                                   43,909             59,025
   VK Muehlen AG                                                          4,632            421,418
 * Vossloh AG                                                            39,200          1,886,251
 * Walter Bau AG, Augsburg                                               89,862            279,816
 * WCM Beteiligungs AG                                                1,202,768          1,707,664
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                  10,653             99,803
 * Windhoff AG                                                           11,400              1,647
   Wuerttembergische
     Lebensversicherung AG                                                5,000             98,998

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Wuerttembergische
     Metallwarenfabrik AG                                                64,620    $     1,191,281
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $56,882,347)                                                                   73,277,777
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Em.TV AG Options 04/18/06                                             36,712             13,898
*# Em.TV AG Options 04/18/08                                             36,712             19,277
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $171,913)                                                                          33,175
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $57,054,260)                                                                   73,310,952
                                                                                   ---------------
SWITZERLAND -- (3.6%)
COMMON STOCKS -- (3.6%)
 * AFG Arbonia-Forster Holding AG                                         7,150          1,021,372
 * Ascom Holding AG                                                     160,800          1,674,197
 # Bank Coop AG                                                          11,560            481,052
 * Banque Cantonale de Geneve                                             7,920          1,219,613
   Banque Cantonale du Jura                                                 800            152,995
   Banque Cantonale Vaudoise                                              6,695            736,556
   Batigroup Holding AG                                                  37,800            391,629
 # Bobst Group SA                                                       110,700          3,536,916
   Bossard Holding AG                                                     5,450            266,725
   Bucher Industries AG,
     Niederweningen                                                      11,225          1,884,616
   Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                   1,900          1,684,800
   Calida Holding AG                                                        400            103,589
 * Card Guard AG                                                         51,000            213,998
 * Carlo Gavazzi Holding AG                                               2,530            155,770
   Charles Voegele Holding AG                                            37,400          2,510,518
 # Cie Financiere Tradition                                               3,121            273,061
   Converium Holding AG                                                  10,400            530,054
 # Conzzeta Holdings AG                                                   2,810          2,509,034
 * COS Computer Systems AG                                                8,900            213,379
*# Crossair AG, Basel                                                    71,730            686,763
   Daetwyler Holding AG, Atldorf                                            940          1,872,325
*# Feintol International Holding AG                                       1,720            343,157
 * Fischer (Georg) AG, Schaffhausen                                      19,567          4,266,000
 * Flughafen Zuerich AG                                                  38,800          3,164,728
 * Forbo Holding AG, Eglisau                                              7,331          1,899,541
*# Galenica Holding, Ltd. AG, Bern                                       20,000          3,004,356
 * Golay-Buchel Holding SA, Lausanne                                        125             97,158
*# Gurit-Heberlein AG                                                     2,280          1,958,584
   Helvetia Patria Holding                                               31,871          5,606,113
   Industrieholding Cham AG, Cham                                         4,800            972,900
   Kardex AG, Zuerich                                                     1,800            250,331
 * Leica Geosystems Holdings AG                                           3,500            581,830
 * Lem Holdings AG, Lyss                                                    880            140,535
 * Maag Holding AG, Zuerich                                               5,737            758,331
 * Mikron Holding AG, Biel                                                9,400            106,057
 * Moevenpick-Holding, Zuerich                                              470            294,560
 * Nextrom Holding SA                                                       250              2,748
 # PSP Swiss Property AG                                                 33,900          1,182,226
 # Schweizerhall Holding AG, Basel                                          720          1,046,884
 # Schweizerische National
     Versicherungs Gesellschaft                                           4,998          2,391,946
 * Sihl                                                                     750              1,794
 * Sika Finanz AG, Baar                                                     870            437,354
 # Sulzer AG, Winterthur                                                 16,040    $     3,994,819
 * Swiss Prime Site AG                                                   20,720          4,390,153
*# Swisslog Holding AG                                                  202,500            217,019
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                     3,200             82,135
 * Valiant Holding AG                                                     6,655            553,967
 * Vaudoise Assurances Holding,
     Lausanne                                                               499            814,771
 * Von Roll Holding AG                                                   15,045             14,865
 * Von Roll Holding AG, Gerlafingen                                      15,045             15,400
 * Wmh Walter Meier Holding Ag,
     Zuerich                                                              9,600            462,504
   Zehnder Holding AG                                                        50             51,582
 # Zschokke Holding SA, Geneve                                            1,950            856,886
 * Zueblin Holding AG                                                   175,740          1,376,318
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $47,289,588)                                                                   63,456,514
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*# Swiss Francs
     (Cost $11,933)                                                                         12,436
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $47,301,521)                                                                   63,468,950
                                                                                   ---------------
SINGAPORE -- (3.1%)
COMMON STOCKS -- (3.1%)
   A.V. Jennings Homes, Ltd.                                            265,600            377,173
 * Acma, Ltd.                                                         3,856,500            146,851
   Allgreen Properties, Ltd.                                          5,592,000          3,123,500
   Amtek Engineering, Ltd.                                              113,000             76,529
   Apollo Enterprises, Ltd.                                             240,000             62,796
   ASA Group Holdings, Ltd.                                             857,000            140,993
   Ascott Group, Ltd.                                                 7,610,038          1,837,628
 * Asia Food and Properties, Ltd.                                     1,820,000            396,551
   Auric Pacific Group, Ltd.                                             57,000             35,851
   Blu Inc. Group, Ltd.                                               1,085,000            153,484
   Bonvests Holdings, Ltd.                                              675,400            180,514
 * Causeway Investment, Ltd.                                            539,000             72,063
   Chemical Industries (Far East), Ltd.                                  40,000             22,444
 * China Merchants Holdings Pacific,
     Ltd.                                                               469,000            149,632
 * CK Tang, Ltd.                                                        983,000            158,018
   Cosco Corp. Singapore, Ltd.                                        1,872,000            865,452
   Courts Singapore, Ltd.                                               760,000            304,855
 * Eagle Brand Holdings, Ltd.                                         5,722,000            252,919
 * Econ International, Ltd.                                           1,412,000             37,360
   ECS Holdings, Ltd.                                                 1,636,000            323,054
   Eng Wah Organisation, Ltd.                                           481,000             85,379
 * Excel Machine Tools, Ltd.                                            473,000              4,172
 * Firstlink Investments Corp., Ltd.                                    923,000            138,714
 * Freight Links Express Holdings, Ltd.                                 394,000             22,164
   GB Holdings, Ltd.                                                    231,000            109,781
 # Guocoland, Ltd.                                                    3,092,000          1,925,807
   Hiap Moh Corp., Ltd.                                                  10,125              1,791
   Ho Bee Investment, Ltd.                                            1,277,000            198,527
   Hong Fok Corp., Ltd.                                               1,924,000            297,083
 # Hong Leong Finance, Ltd.                                             457,000            770,836
   Hotel Grand Central, Ltd.                                            655,400            136,635
   Hotel Plaza, Ltd.                                                    942,000            308,404
   Hotel Properties, Ltd.                                             2,333,000          1,399,776

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hour Glass, Ltd.                                                     349,000    $       123,915
   Hwa Hong Corp., Ltd.                                               3,329,000            909,432
   International Factors (Singapore), Ltd.                               22,000              6,763
 * Interra Resources, Ltd.                                              139,180             15,577
 * Intraco, Ltd.                                                        316,000             74,428
 * IPC Corp., Ltd.                                                    3,248,000             85,167
   Isetan (Singapore), Ltd.                                             152,000            256,074
   Jurong Engineering, Ltd.                                             199,000            281,230
 * K1 Ventures, Ltd.                                                  7,899,000          1,210,261
   Keppel Land, Ltd.                                                  3,609,000          3,519,996
   Kian Ann Engineering, Ltd.                                           861,000             96,619
   Koh Brothers, Ltd.                                                 1,445,000             84,743
   Lee Kim Tah Holdings, Ltd.                                         2,313,000            334,687
 * Leong Hin Holdings, Ltd.                                             516,000             37,853
 * Liang Huat Aluminum, Ltd.                                            939,000             27,852
   Low Keng Huat Singapore, Ltd.                                        368,000             93,279
   Lum Chang Holdings, Ltd.                                           1,211,000            151,307
   Magnecomp International, Ltd.                                        526,000            166,080
   Marco Polo Developments, Ltd.                                      2,153,000          2,646,471
   MCL Land, Ltd.                                                     1,863,000          1,502,165
   Metro Holdings, Ltd.                                               2,980,800            860,752
   Neptune Orient Lines, Ltd.                                         3,529,000          4,445,653
 * Orchard Parade Holdings, Ltd.                                      1,293,625            307,791
   Overseas Union Enterprise, Ltd.                                      459,000          1,817,084
   Pan-United Corp., Ltd.                                             1,101,000            235,932
 * Pan-United Marine, Ltd.                                              550,500             97,104
   Penguin Boat International, Ltd.                                     642,000             60,636
   Pertama Holdings, Ltd.                                               105,000             17,611
   Raffles Holdings, Ltd.                                             9,898,000          2,573,967
 * San Teh, Ltd.                                                        579,000            163,139
   Singapore Land, Ltd.                                               1,507,000          3,421,261
 * Singapore Shipping Corp., Ltd.                                     2,153,000            373,690
   Singapura Finance, Ltd.                                               84,000             67,260
   SNP Corp., Ltd.                                                      112,500             66,244
 * SP Corp., Ltd.                                                        55,000              2,245
   Ssangyong Cement (Singapore), Ltd.                                    77,000             46,703
   Stamford Land Corp., Ltd.                                          4,308,000            583,477
   Straits Trading Co., Ltd.                                          1,735,200          1,927,613
 * Sunright, Ltd.                                                       196,000             47,665
   Superior Metal Printing, Ltd.                                        552,000             66,319
 * Tuan Sing Holdings, Ltd.                                           4,197,000            220,851
 * Ultro Technologies, Ltd.                                             693,000             57,379
   United Engineers, Ltd.                                             1,038,666            948,279
   United Industrial Corp., Ltd.                                      7,075,000          3,569,179
 # United Overseas Land, Ltd.                                         3,434,000          4,568,609
   United Pulp & Paper Co., Ltd.                                        391,000            110,442
   WBL Corp., Ltd.                                                      445,500            802,326
   Wing Tai Holdings, Ltd.                                            3,320,333          1,662,446
 * Xpress Holdings, Ltd.                                                370,000             12,977
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $51,403,054)                                                                   54,875,269
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $26,991)                                                                         27,141
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                          147,500                434
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $51,430,045)                                                                   54,902,844
                                                                                   ---------------
ITALY -- (3.1%)
COMMON STOCKS -- (3.1%)
*# A.S. Roma SpA                                                        208,000    $       321,747
 * Acegas SpA                                                           160,674          1,290,584
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                           900,000            257,858
   Banca Popolare Dell'etruria e Del
     Lazio Scrl                                                          43,573            953,186
   Banca Popolare di Spoleto SpA                                            500              4,136
   Banco Piccolo Valellinese Scarl SpA                                  104,649          1,035,590
 * Bastogi SpA                                                        3,403,297            545,511
   Biesse SpA                                                           120,000            333,665
 * Brioschi Finanziaria SpA, Milano                                   2,426,064            789,977
   Buzzi Unicem SpA                                                      28,500            374,777
   Caltagirone Editore SpA                                              154,000          1,172,137
   Caltagirone SpA                                                      595,400          3,703,151
   Carraro SpA                                                          108,000            356,467
 # Cementir Cementerie del Tirreno SpA                                  929,859          2,959,644
   CIR SpA (Cie Industriale Riunite),
     Torino                                                           1,315,000          2,674,818
 * Cirio Finanziaria SpA                                                960,000            203,981
 # Cremonini SpA                                                         87,000            146,677
   CSP International Industria Calze SpA                                 97,000            156,465
   Danieli & C.Officine Meccaniche SpA                                  205,825            865,005
   De Longhi SpA                                                        752,732          2,650,193
   Ericsson SpA                                                         118,326          4,697,695
 * Finarte Casa d'Aste SpA (Milano)                                       5,000              6,289
*# Finarte Partecipazioni Pro Arte SpA                                1,472,050            289,593
   Gefran SpA                                                            72,504            354,837
*# Gemina SpA                                                         1,897,434          1,764,189
 * Giacomelli SpA                                                       168,000             36,928
 * Giovanni Crespi SpA                                                  302,100            232,526
   Grandi Navi Veloci SpA                                               330,548            758,944
 * Grassetto SpA                                                        110,000                  0
 * Gruppo Ceramiche Ricchetti SpA                                     1,078,260            394,839
   I Grandi Viaggi SpA                                                  190,100            182,027
*# Immobiliare Lombardia SpA                                          2,796,456            570,472
   Immsi SpA                                                            211,292            357,674
*# Impregilo SpA                                                      2,570,000          1,373,338
   Industria Romagnola Conduttori
     Elettrici SpA                                                      141,624            442,919
   Italmobiliare SpA, Milano                                             29,780          1,390,699
   La Doria SpA                                                         124,000            334,885
 * Lavorwash SpA                                                         43,000             92,656
   Linificio and Canapificio
     Nazionale SpA                                                       46,250            109,742
   Maffei SpA                                                           128,000            234,178
 # Manifattura Lane Gaetano Marzotto &
     Figli SpA                                                          212,000          2,427,218
 * Marcolin SpA                                                         214,000            285,025
   Milano Assicurazioni SpA                                             732,200          2,756,035
 * Monrif SpA                                                           183,000            169,277
 * Montefibre SpA                                                       556,474            151,164
 * Necchi SpA                                                           792,500             68,711
 * NGP SpA                                                               42,059             17,976
   Olidata SpA                                                          101,691            126,783
 * Opengate Group SpA                                                    22,800             53,179
 * Pagnossin SpA                                                         79,000             96,448
 * Perlier SpA                                                          190,000             45,867
*# Premafin Finanziaria SpA Holding di
     Partecipazioni, Roma                                             1,679,827          2,152,400

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Premuda SpA                                                          312,366    $       641,398
 * Ratti SpA                                                            130,000             71,472
*# Reno de Medici SpA, Milano                                         1,355,135          1,229,180
   Risanamento Napoli SpA                                             1,381,281          2,291,210
 * Roncadin SpA                                                         238,950            132,662
   SAES Getters SpA                                                      31,000            476,137
 * Sirti SpA                                                            139,803            343,468
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                          175,000            444,935
 * SMI STA Metallurgica Italiana SpA                                  3,245,898            859,659
   SNIA SpA                                                           1,188,493            358,095
*# Societa Sportiva Lazio SpA                                            40,200             51,874
   Sogefi SpA                                                           101,876            382,532
   Sol SpA                                                              102,000            434,425
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                   493,500            103,392
 * Sorin SpA                                                             35,430             90,857
 # Stefanel SpA                                                         272,131            571,081
   Targetti Sankey SpA                                                  100,000            425,185
   Terme Demaniali di Acqui SpA                                         553,330            322,379
 * Trevi-Finanziaria Industriale SpA                                    322,240            393,641
 * Vemer Siber Group SpA                                                 13,800             11,479
   Vianini Industria SpA                                                163,800            467,300
 # Vianini Lavori SpA                                                   233,090          1,422,927
   Zucchi (Vincenzo) SpA                                                122,989            554,323
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $41,935,606)                                                                   54,849,693
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Roncadin SpA Warrants 10/15/07                                        63,180             18,471
 * Societa Sportiva Lazio SpA Rights
     06/14/04                                                            40,200                957
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $202,294)                                                                          19,428
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $42,137,900)                                                                   54,869,121
                                                                                   ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
   Aeon Credit Service (Asia) Co., Ltd.                                 416,000            250,583
   ALCO Holdings, Ltd.                                                  710,000            191,170
 * Allied Group, Ltd.                                                 7,070,000            580,366
 * Allied Properties, Ltd.                                            1,185,500            474,932
 * Alpha General (Holdings), Ltd.                                       266,800             10,921
 * Ananda Wing on Travel (Holdings),
     Ltd.                                                            24,120,000             55,840
 * Applied International Holdings, Ltd.                               1,150,000             16,078
 * APT Satellite Holdings, Ltd.                                         562,000            125,769
 * Asia Commercial Holdings, Ltd.                                        35,960              1,987
   Asia Financial Holdings, Ltd.                                      1,494,106            331,753
 * Asia Standard International Group,
     Ltd.                                                             6,096,666            227,020
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                               200,000              5,985
   Associated International Hotels, Ltd.                                758,000            596,923
 * Beauforte Investors Corp., Ltd.                                       44,000             29,848
 * Capital Estate, Ltd.                                                 720,000              1,762
 * Capital Publications                                               1,015,200                 78
 * CCT Technology Holdings, Ltd.                                        209,880                431
   CCT Telecom Holdings, Ltd.                                           600,800             80,031
 * Celestial Asia Securities Holdings,
     Ltd.                                                               251,900    $        15,856
 * Century City International Holdings,
     Ltd.                                                             2,863,067             32,241
 # Champion Technology Holdings, Ltd.                                 1,072,404            171,980
   Chaoda Modern Agriculture
     (Holdings), Ltd.                                                   945,000            291,561
   Chen Hsong Holdings, Ltd.                                            322,000            189,955
   Cheuk Nang (Holdings), Ltd.                                           47,700             13,423
   Chevalier International Holdings, Ltd.                               664,491            399,995
 * Chi Cheung Investment Co., Ltd.                                      431,085             49,377
 * China Aerospace International
     Holdings, Ltd.                                                   1,683,000            100,327
 * China Bio-Medical Group Limited                                      258,750              4,980
 * China City Natural Gas Holdings, Ltd.                              4,994,000             13,428
 * China Everbright International, Ltd.                               3,610,000            191,966
   China Everbright, Ltd.                                             2,508,000            956,336
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                   1,843,000            113,581
 * China Investments Holdings, Ltd.                                   1,186,800             25,582
*# China Motion Telecom International,
     Ltd.                                                               522,000             33,307
   China Motor Bus Co., Ltd.                                             24,000            151,689
   China Online (Bermuda), Ltd.                                         506,000             64,683
   China Overseas Land & Investment,
     Ltd.                                                             8,660,000          1,420,847
   China Rare Earth Holdings, Ltd.                                    1,210,000            162,938
 # China Resources Land, Ltd.                                         2,562,000            340,837
 * China Rich Holdings, Ltd.                                          2,554,000             13,318
 * China Sci-Tech Holdings, Ltd.                                      5,416,000             13,876
 * China Star Entertainment, Ltd.                                        37,380              3,786
 * China Strategic Holdings, Ltd.                                       340,250             20,487
 # China Travel International Investment,
     Ltd.                                                             7,380,000          1,296,702
   Chinese Estates Holdings, Ltd.                                     3,772,000          2,004,176
   Chinney Investments, Ltd.                                            752,000             55,754
   Chow Sang Sang Holdings
     International, Ltd.                                              1,115,000            343,175
   Chuangs China Investments, Ltd.                                      884,000             40,224
 * Chuang's Consortium International,
     Ltd.                                                             3,051,760            178,378
   Chun Wo Holdings, Ltd.                                               636,000             66,019
   City e Solutions, Ltd.                                               472,964             50,828
   City Telecom (H.K.), Ltd.                                            300,000             56,763
 * CNT Group, Ltd.                                                    1,428,000             44,865
   COFCO International, Ltd.                                          1,032,000            572,065
   Continental Holdings, Ltd.                                           382,000             35,539
   Continental Mariner Investment Co.,
     Ltd.                                                             1,290,000            225,979
 * COSCO International Holdings, Ltd.                                 2,236,000            307,318
 * Cosmos Machinery Enterprises, Ltd.                                   414,000             18,061
 * Crocodile Garments, Ltd.                                             986,000             32,780
 * Dan Form Holdings Co., Ltd.                                        2,326,000             90,386
   Dickson Concepts International, Ltd.                                 362,000            320,821
 * DigitalHongKong.com                                                       12                  0
 * Dynamic Global Holdings, Ltd.                                        990,000              9,963
   Dynamic Holdings, Ltd.                                               482,000             54,752
 * Easyknit International Holdings, Ltd.                                982,400             12,546
 * E-Kong Group, Ltd.                                                   250,200              6,724
 * Emperor (China Concept)
     Investments, Ltd.                                                   11,160             10,060

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Emperor International Holdings, Ltd.                                  81,200    $        41,768
 * eSun Holdings, Ltd.                                                  722,400             28,606
 * Ezcom Holdings, Ltd.                                                  67,280              3,006
 * Fairwood Holdings, Ltd.                                               67,500             13,713
 # Far East Consortium International,
     Ltd.                                                             1,867,186            308,925
 * Far East Hotels & Entertainment, Ltd.                                464,000             18,390
 * Far East Technology International,
     Ltd.                                                               408,000              8,907
   First Sign International Holdings, Ltd.                              740,000             26,173
   Fountain Set Holdings, Ltd.                                        1,350,000            985,831
   Global China Group Holdings, Ltd.                                  1,462,000             82,478
   Gold Peak Industries (Holdings), Ltd.                                269,000             79,352
   Golden Resources Development
     International, Ltd.                                              1,587,000             68,267
 * Gold-Face Holdings, Ltd.                                           1,158,000             80,232
   Goldlion Holdings, Ltd.                                            1,706,000            131,176
   Golik Holdings, Ltd.                                               1,216,000             49,917
 * Gorient Holdings, Ltd.                                                 2,697                 37
   Grande Holdings, Ltd.                                                450,000            493,304
 # Great Eagle Holdings, Ltd.                                         1,468,118          2,284,388
 * Great Wall Cybertech, Ltd.                                        11,392,830             14,618
   Group Sense (International), Ltd.                                  1,462,000            157,467
   Guangdong Brewery Holdings, Ltd.                                   1,602,000            364,015
 # Guangzhou Investment Co., Ltd.                                    10,748,000            977,053
 * G-Vision International (Holdings), Ltd.                              298,000              1,147
   Hang Ten Group Holdings, Ltd.                                        267,010                411
   Hanny Holdings, Ltd.                                                 218,450             87,102
 * Hansom Eastern Holdings, Ltd.                                      2,082,600             14,607
   Harbour Centre Development, Ltd.                                     857,000            847,071
 * Hen Fung Holdings, Ltd.                                              392,000              7,570
   Henderson China Holdings, Ltd.                                       798,000            383,720
   High Fashion International, Ltd.                                     800,000            119,144
*# HKR International, Ltd.                                            1,906,400            574,665
 * Hon Kwok Land Investment Co., Ltd.                                   274,000             49,978
   Hong Kong and Shanghai Hotels,
     Ltd.                                                             1,968,624          1,135,374
   Hong Kong Catering Management,
     Ltd.                                                               384,000             42,022
 * Hong Kong Construction Holdings,
     Ltd.                                                               692,000             42,111
 # Hong Kong Ferry (Holdings) Co., Ltd.                                 420,000            417,472
 * Hong Kong Parkview Group, Ltd.                                       646,000             41,443
   Hongkong Chinese, Ltd.                                             2,164,000            277,152
 * Hop Hing Holdings, Ltd.                                              604,000             23,249
   Hopewell Holdings, Ltd.                                            1,493,800          2,598,375
   Hopson Development Holdings, Ltd.                                    536,000            137,816
 * Hsin Chong Construction Group, Ltd.                                  336,000             14,862
 * Hualing Holdings, Ltd.                                               784,000             22,989
   Hysan Development Co., Ltd.                                          316,159            508,863
 * I-China Holdings, Ltd.                                             3,883,600              8,471
 # International Bank of Asia, Ltd.                                     524,000            189,775
 * Inworld Group, Ltd.                                                   27,199                157
 * ITC Corp., Ltd.                                                      456,000             18,786
 * Jessica Publications, Ltd.                                         1,015,200             62,523
 * Jinchang Pharmaceutical                                              507,600                  0
 * Jinhui Holdings Co., Ltd.                                             97,800            212,403
 # K Wah International Holdings, Ltd.                                 4,633,043            736,637
   K. Wah Construction Materials, Ltd.                                2,167,773            194,681
 * Kader Holdings Co., Ltd.                                             857,000             16,595
   Karce International Holdings Co., Ltd.                               532,000             17,556
   Keck Seng Investments (Hong Kong),
     Ltd.                                                               570,000    $        94,878
   Kee-Shing Holdings Co., Ltd.                                         256,000             20,655
 * King Fook Holdings, Ltd.                                             338,000             17,301
   Kowloon Development Co., Ltd.                                        801,000            642,986
   KTP Holdings, Ltd.                                                   758,000             72,883
 * Kwong Sang Hong International, Ltd.                                1,060,000             91,083
   Kwoon Chung Bus Holdings, Ltd.                                       296,000             43,032
 * Lai Fung Holdings, Ltd.                                            3,818,750            113,092
 * Lai Sun Development Co., Ltd.                                      3,358,800             66,133
 * Lai Sun Garment (International), Ltd.                              2,700,000            105,660
   Lam Soon (Hong Kong), Ltd.                                           203,250             67,072
 * Lippo, Ltd.                                                          751,000            184,453
   Liu Chong Hing Bank, Ltd.                                            668,000            837,786
   Liu Chong Hing Investment, Ltd.                                      626,000            395,231
   Luks Industrial Group, Ltd.                                          736,560            118,925
 * MACRO-LINK International Holdings,
     Ltd.                                                               843,750             23,906
 * Magnificent Estates, Ltd.                                          5,014,600             35,525
   Melbourne Enterprises, Ltd.                                           41,000            157,816
   Midland Realty (Holding), Ltd.                                       552,000            131,170
 * Min Xin Holdings, Ltd.                                               882,000            148,326
   Miramar Hotel & Investment Co., Ltd.                                 879,000            831,998
 * Morning Star Resources, Ltd.                                       3,075,000             21,811
 * Nam Fong International Holdings, Ltd.                              1,740,000              8,643
 * Nam Hing Holdings, Ltd.                                              538,000             12,992
   Nanyang Holdings, Ltd.                                                80,850             78,442
 * National Electronics Holdings, Ltd.                                1,106,000             36,179
   New Asia Realty & Trust Co., Ltd.                                    265,000            100,079
 * New City (Beijing) Development, Ltd.                                   6,760                230
   New Hanison Construction Hldg                                        185,099             11,303
*# New World China Land, Ltd.                                         2,342,000            564,217
 * New World Cyberbase, Ltd.                                             56,540                210
   New World Development Co., Ltd.                                    6,759,956          5,244,271
 * New World TMT, Ltd.                                                1,975,600            208,423
   NWS Holdings Ltd.                                                  1,039,000          1,239,028
 * Onfem Holdings, Ltd.                                               1,426,000            109,497
   Orient Power Holdings, Ltd.                                          570,573             75,366
   Oriental Watch Holdings, Ltd.                                        462,000             84,066
   Pacific Andes International Holdings,
     Ltd.                                                               624,000            103,249
   Pacific Century Insurance Holdings,
     Ltd.                                                               478,000            180,608
 * Pacific Plywood Holdings, Ltd.                                     4,844,000             26,215
   Paul Y. ITC Construction Holdings,
     Ltd.                                                               642,856             53,762
   Peace Mark Holdings, Ltd.                                            529,241            101,899
   Pico Far East Holdings, Ltd.                                         392,000             25,672
   Playmates Holdings, Ltd.                                           1,492,000            193,584
   Pokfulam Development Co., Ltd.                                       244,000             76,600
 * Poly Investments Holdings, Ltd.                                    1,428,000             33,539
   Prime Success International Group,
     Ltd.                                                               800,000             45,780
 # Proview International Holdings, Ltd.                                 936,000            216,038
 * QPL International Holdings, Ltd.                                     651,000            161,915
 * Rainbow International Holdings, Ltd.                                  27,199                262
 * Regal Hotels International Holdings,
     Ltd.                                                             9,608,179            297,641
 * Rexcapital International Holdings,
     Ltd.                                                             1,270,090             14,455
 * Riverhill Holdings, Ltd.                                              27,199                377

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * RNA Holdings, Ltd.                                                   580,200    $         2,010
   S.A.S.Dragon Holdings, Ltd.                                           94,400             11,122
 * San Miguel Brewery Hong Kong, Ltd.                                 1,130,400            240,679
   Sea Holdings, Ltd.                                                 1,444,000            353,352
 * Seapower Resources International,
     Ltd.                                                               167,100              1,918
 * Shanghai Land Holdings, Ltd.                                         352,000             15,581
 # Shanghai Real Estates, Ltd.                                          810,000             64,291
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                                89,838             20,269
   Shenyin Wanguo (Hong Kong), Ltd.                                     850,000             90,267
   Shougang Concord Century
     Holdings, Ltd.                                                   1,000,000            110,213
 * Shougang Concord Grand (Group),
     Ltd.                                                               833,000             61,639
 * Shougang Concord International
     Enterprises Co., Ltd.                                            2,196,000            108,225
 * Shougang Concord Technology
     Holdings, Ltd.                                                     743,035             61,711
 * Shun Ho Resources Holdings, Ltd.                                     510,000             21,594
 * Shun Ho Technology Holdings, Ltd.                                    814,380             35,843
 # Shun Tak Holdings, Ltd.                                            3,313,000          1,348,572
   Silver Grant International Industries,
     Ltd.                                                             2,190,000            454,639
 * Sincere Co., Ltd.                                                    872,000             41,824
   Sino Hotels (Holdings), Ltd.                                         281,608            111,754
 * Sino-I.com, Ltd.                                                  25,497,000            472,494
   Sinolink Worldwide Holdings, Ltd.                                  1,442,400            168,204
   Sinopec Kantons Holdings, Ltd.                                       572,000             77,033
   SIS International Holdings, Ltd.                                     326,000             25,077
   SNP Leefung Holdings, Ltd.                                           128,000             19,717
 * Softbank Investment International
     (Strategic), Ltd.                                                4,112,000             54,868
   South China Holdings, Ltd.                                         4,060,800            138,071
   South China Industries, Ltd.                                       1,182,000             67,322
   Starlight International Holdings, Ltd.
     (New)                                                              885,000            125,262
 * Stelux Holdings International, Ltd.                                1,862,552             66,242
 * Styland Holdings, Ltd.                                             1,359,999              4,362
   Sun Hung Kai & Co., Ltd.                                           3,340,000            784,969
 * Sunday Communications, Ltd.                                        4,227,000            268,677
   Sunway International Holdings, Ltd.                                1,002,000             35,014
   Tai Cheung Holdings, Ltd.                                          1,809,000            662,239
   Tai Fook Securities Group, Ltd.                                      534,000             82,935
   Tai Sang Land Development, Ltd.                                      796,900            206,753
   Tak Sing Alliance Holdings, Ltd.                                   1,299,335             44,925
   Tan Chong International, Ltd.                                      2,943,000            565,769
   Tern Properties Co., Ltd.                                            168,000             34,489
 * Tian An China Investments Co., Ltd.                                1,362,700            324,267
   Tian Teck Land, Ltd.                                                 800,000            230,234
   Tianjin Development Holdings, Ltd.                                 1,144,000            396,641
 * Tomorrow International Holdings,
     Ltd. New                                                           330,600             42,629
   Tungtex (Holdings) Co., Ltd.                                         558,000            207,765
 * Tysan Holdings, Ltd.                                                 614,000             23,977
 * U-Cyber Technology Holdings, Ltd.                                    370,000              7,032
 * Universe International Holdings, Ltd.                                301,756              2,514
   USI Holdings, Ltd.                                                   671,999             81,811
 # Van Shung Chong Holdings, Ltd.                                       482,000             89,019
 * Wah Nam International                                                 12,600                278
   Wai Kee Holdings, Ltd.                                             1,387,000            235,519
   Wellnet Holdings, Ltd.                                               385,000    $        18,270
 * Winfoong International, Ltd.                                       1,525,000             40,995
   Wing On Co. International, Ltd.                                      588,000            602,960
   Wing Shan International, Ltd.                                      1,130,000             58,761
   Winsor Properties Holdings, Ltd.                                     110,000             44,163
 * Wo Kee Hong Holdings                                               4,282,332             19,674
   Wong's International (Holdings), Ltd.                                196,000             23,874
   World Houseware (Holdings), Ltd.                                     672,342             26,298
   Y. T. Realty Group, Ltd.                                           1,166,000             69,219
 * Yaohan International Holdings, Ltd.                                1,660,000                  0
 * Yau Lee Holdings, Ltd.                                               657,750             32,441
 * Yue Fung International Group
     Holding, Ltd.                                                       31,490              4,242
   Yugang International, Ltd.                                        10,520,000             99,826
 * Zhu Kuan Development Co., Ltd.                                     1,362,000             68,802
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $47,741,525)                                                                   51,971,461
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $77,291)                                                                         77,284
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06                                           1,355,200                  0
 * Easyknit International Holdings, Ltd.
     Rights 06/07/04                                                    491,200                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $47,818,816)                                                                   52,048,745
                                                                                   ---------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
*# Active Biotech AB                                                     15,100            108,360
   Angpannefoereningen AB Series B                                        9,850            168,047
 * Anoto Group AB                                                        50,533            105,276
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                            99,200            219,812
   Beijer AB Series B                                                    15,900            198,586
   Beijer Alma AB Series B                                               27,300            362,166
   Bergman & Beving AB Series B                                         110,100            791,253
   Bilia AB Series A                                                    102,950          1,271,836
*# Boliden AB                                                           571,550          2,085,228
 * Bong Ljungdahl AB                                                     46,500            218,295
 * Boras Waefveri AB Series B                                            15,900             58,394
   Capona AB                                                             85,542            745,933
 # Carbo AB                                                              92,000          2,274,375
   Castellum AB                                                         128,700          3,035,721
   Cloetta AB Series B                                                    6,300            148,109
   Concordia Maritime AB Series B                                       136,100            338,979
 * Doro Telefoni AB Series A                                              6,400              7,972
 * Duroc AB Series B                                                      1,400              2,720
 * Elekta AB                                                             37,700            753,045
 * Enea Data AB Series B                                                339,400            139,229
 * Expanda AB                                                            18,600             82,144
 * Fagerlid Industrier AB                                                51,750                  0
*# Finnveden AB                                                         103,600            859,532
 * Framfab AB Issue 04                                                  252,720             20,769
*# Framtidsfabriken AB                                                  631,800             51,924

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Frontec AB Series B                                                  136,900    $       117,829
   Geveko AB Series B                                                    19,900            396,832
   Gorthon Lines AB Series B                                             69,300            165,345
   Gunnebo AB                                                            24,200            296,129
   Haldex AB                                                             77,200          1,212,600
   Hiq International AB                                                  45,000             81,550
*# IBS AB Series B                                                      173,950            306,273
 * Industrial & Financial Systems AB
     Series B                                                           146,500            220,328
 * Industrifoervaltnings AB Skandigen                                    46,200            130,388
 * Intellecta AB Series B                                                 7,100             29,561
*# Intentia International AB Series B                                   375,300            433,294
   Kinnevik Industrifoervaltnings AB
     Series B                                                           123,600          3,832,684
 * Klippans Finpappersbruk AB                                            30,800             85,216
   Klovern AB                                                            94,078            191,809
   Kungsleden AB                                                         61,800          1,725,052
   Lagercrantz Group AB Series B                                         86,000            248,439
 * LGP Allgon Holding AB                                                 73,900            584,845
   Ljungberg Gruppen AB Series B                                          4,200             61,011
 * Mandator AB                                                          157,500             20,369
 * Medivir Series B                                                      12,100            167,294
 * Medivir Series B Issue 04                                              6,050             83,647
 * Micronic Laser Systems AB                                             26,000            194,002
   Naerkes Elektriska AB Series B                                        31,650            382,424
   NCC AB Series A                                                       45,400            385,718
   NCC AB Series B                                                      335,800          2,837,210
   Nolato AB Series B                                                    15,900            113,166
   Observer AB                                                          242,600            880,154
   OEM International AB Series B                                          5,000             63,942
 * Ortivus AB                                                            12,300             47,015
 * Partnertech AB                                                        36,982            253,120
   PEAB AB Series B                                                     350,400          2,108,557
 * Pergo AB                                                             214,716            470,440
   Poolia AB Series B                                                    43,200            156,606
 * Pricer AB Series B                                                   441,000             62,586
 * Proact It Group AB                                                    27,000             80,283
   Profilgruppen AB                                                      15,000            118,780
   Protect Data AB                                                       15,600            109,070
 * PyroSequencing AB                                                    165,782            214,559
 * Rorvik Timber AB                                                      30,600             40,636
   Rottneros Bruk AB                                                  1,191,000          1,543,512
   Salus Ansvar AB Series B                                              36,600             82,050
 * Scribona AB Series A                                                  15,700             30,569
 * Scribona AB Series B                                                 189,100            380,692
 * Semcon AB                                                             30,500             98,601
 * Song Networks Holding AB                                              81,507            514,311
   Sweco AB Series B                                                     47,050            631,956
 * Teleca AB Series B                                                   239,600          1,360,808
   Trelleborg AB Series B                                               160,900          2,916,244
 * Turnit AB                                                            125,300             19,888
 * Viking Telecom AB                                                     29,100             15,595
   Wallenstam Byggnads AB Series B                                       79,600          2,095,528
 * Wedins Norden AB Series B                                            404,852            114,043
 * Westergyllen AB Series B                                               6,800             65,729
   Whilborg Fastigheter AB Class B                                      223,470          2,909,649
   WM-Data AB Series B                                                  166,500            371,566
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $30,332,980)                                                                   46,107,209
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $40,243)                                                                $        41,719
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $30,373,223)                                                                   46,148,928
                                                                                   ---------------
NETHERLANDS -- (2.5%)
COMMON STOCKS -- (2.5%)
*# Air France                                                           147,200          2,390,734
 * Begemann Groep NV                                                     24,247             91,925
 * Begemann Groep NV Series B                                            44,600             33,762
   Brunel International NV                                               22,100            176,263
   Buhrmann NV                                                          319,166          3,041,242
   Docdata NV                                                             7,400             45,606
 # Draka Holding NV                                                      96,444          1,567,289
 * Econosto NV                                                           23,804             42,314
   Gamma Holding NV                                                      58,811          2,566,306
   Gemeenschappeljk Bezit Crown van
     Gelder NV                                                           21,427            367,319
 # Grontmij NV                                                           11,700            432,563
*# Hagemeyer NV                                                       1,194,430          2,557,393
   Heijmans NV                                                           75,238          1,696,692
 * Ispat International NV                                               163,245          2,075,563
   Kas Bank NV                                                          103,866          1,890,872
 * Kendrion NV                                                           51,681            142,236
   Koninklijke Bam NV                                                    81,843          2,426,280
 # Koninklijke Nedlloyd NV                                              106,876          3,259,311
   Koninklijke Ten Cate NV                                               46,495          2,437,463
   Koninklijke Vopak NV                                                  96,886          1,594,880
   MacIntosh NV                                                          23,191            593,396
 * Maverix Capital NV                                                       900             41,763
 * Nedcon Groep NV                                                        5,046            116,364
   New Skies Satellites NV                                              313,809          2,540,295
   Nutreco Holding NV                                                    19,168            589,244
*# Petroplus International NV                                           127,889          1,208,235
   Reesink NV                                                             2,110            135,317
   Roto Smeets de Boer NV                                                20,904            840,548
 * Samas-Groep NV, Zaandam                                               51,325            335,679
 * Seagull Holding NV                                                     2,000              9,769
 * Semiconductor Industries NV                                          179,135          1,170,312
   Smit Internationale NV                                                10,692            361,677
 * SNT Groep NV                                                          80,047          1,291,301
   Stork NV                                                              92,187          1,821,956
 * Textielgroep Twenthe NV                                                1,200              3,663
 * Tulip Computers NV                                                    38,643             10,891
   Twentsche Kabel Holding NV                                            22,000            602,660
   Univar NV                                                             19,493            326,692
 * Van Der Mollen Holding NV                                            198,500          1,512,015
 * Versatel Telecom International NV                                     31,200             62,221
 * Wegener Arcade NV .                                                  163,817          1,601,058
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $32,385,100)                                                                   44,011,069
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Air France Warrants 11/06/07                                         133,819            168,315
 * Koninklijke Vopak NV Coupons
     06/04/04                                                            96,886                  0
 * Versatel Telecom International
     Warrants 10/10/04                                                   31,200              3,839
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $92,444)                                                                          172,154
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $32,477,544)                                                                   44,183,223
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 * Amanda Capital Oyj                                                   831,250    $       172,773
   Amer-Yhtymae Oyj Series A                                             80,600          4,137,249
   Aspocomp Group P.L.C.                                                 42,400            616,977
   Bank of Aland, Ltd.                                                    5,700            122,638
 * Benefon Oy                                                            19,000              4,879
   Efore Oy                                                              18,800            160,694
   Elcoteq Network Corp.                                                 54,550            899,246
 * Eq Online Oyj                                                         23,440             60,123
 * Evox Rifa Group Oyj                                                  120,395             16,167
   Finnair Oyj                                                          424,700          2,721,247
 # Finnlines Oyj                                                         81,100          2,239,109
   Fiskars Oy AB Series A                                               139,900          1,705,283
 # HK Ruokatalo Oy Series A                                              83,850            658,798
   Honkarakenne Oy Series B                                              15,900            130,641
   Huhtamaki Van Leer Oyj                                               257,400          3,377,403
   Ilkka-Yhtyma Oyj                                                      14,620            118,748
   Julius Tallberg-Kiinteistoet Oy, Helsinki
     Series B                                                            11,601            112,341
   Kemira Oyj                                                           123,100          1,554,848
   Laennen Tehtaat Oy                                                    25,850            405,193
 # Lemminkainen Oy                                                       66,400          1,144,838
   Leo Longlife Oy                                                       15,600            141,887
   Metsaemarkka Oyj Series B                                              3,700             30,188
 * Okmetic Oyj                                                           61,975            195,536
   Okobank Class A                                                      253,880          2,524,658
   Olvi Oyj Series A                                                     15,000            233,114
 # Raisio Group P.L.C. Series V                                         547,900          1,141,979
   Rautaruukki Oyj Series K                                             533,110          3,968,866
   Raute Oy Series A                                                     11,200             97,904
   Sponda Oyj                                                           434,535          3,493,601
 * Stonesoft Corp.                                                      210,298            154,318
   Tamfelt Oyj                                                            1,400             21,589
 * Tecnomen Holding Oyj                                                 245,197            345,070
   Tulikivi Oyj                                                          29,500            243,044
   Turkistuottajat Oy                                                     9,000             81,238
   Viking Line AB                                                        14,750            365,590
   Wartsila Corp. Oyj Series B                                          147,900          3,020,453
   Yit-Yhtymae Oyj                                                      106,200          2,111,700
   Yomi Oyj                                                              11,050             74,854
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $27,800,327)                                                                   38,604,784
                                                                                   ---------------
GREECE -- (1.9%)
COMMON STOCKS -- (1.9%)
   Aegek S.A.                                                           369,814            516,047
 * Agrotiki Insurance S.A.                                               44,150            199,455
   Alco Hellas ABEE S.A.                                                145,300            305,769
 * Allatini Industrial & Commercial Co.                                  58,400             97,688
 * Alte Technological Co. S.A.                                          299,816            212,822
 * Altec Information & Communication
     Systems S.A.                                                       348,200            238,762
   Alumil Milonas S.A.                                                   88,060            380,752
 * Aluminum of Attica S.A.                                              337,348            235,715
   Anek Lines S.A.                                                      258,359            368,972
   Arcadia Metal Industry C. Rokas S.A.                                  84,011            502,988
 * Aspis Pronia General Insurance S.A.                                  194,160            273,029
   Athens Medical Center S.A.                                           418,340            680,888
   Athens Water Supply & Sewage Co.
     S.A.                                                                58,200            401,330
 * Atlantic Super Market S.A.                                           128,310    $       216,505
   Attica Enterprises S.A. Holdings                                     482,314          1,946,668
   Atti-Kat S.A.                                                        378,008            277,412
 * Bitros Holdings S.A.                                                  82,020            281,455
   Delta Holdings S.A.                                                   64,300            414,856
   Edrasi Psalllidas Technical Co. S.A.                                 117,012            140,007
   Egnatia Bank S.A.                                                    407,070          1,372,735
   El. D. Mouzakis S.A.                                                 123,900            184,756
 * Ergas S.A.                                                            95,407             42,060
 * Etma Rayon S.A.                                                       39,176             37,773
 * Euro Reliance General Insurance                                       16,470             37,129
 * Euromedica S.A.                                                      109,200            270,925
 * Europaiki Techniki                                                    98,150             27,713
 * Fanco S.A.                                                            44,900             56,608
 * Forthnet S.A.                                                         61,700            438,541
   Fourlis S.A.                                                         155,000            902,400
   Frigoglass S.A.                                                      176,140            790,686
 * G.Polyhronos S.A.                                                     27,800             50,682
   General Construction Co. S.A.                                         11,000             87,098
   General Commercial & Industry                                         96,240             93,071
 * General Hellenic Bank                                                124,299          1,086,368
   Gnomon Construction S.A.                                             141,750             58,830
   Halkor S.A.                                                          132,600            252,649
   Hatziioannou S.A.                                                     97,400            289,701
   Hellas Can Packaging Manufacturers
     S.A.                                                                64,287            600,778
   Hellenic Cables S.A.                                                 122,938            149,889
   Hellenic Fabrics S.A.                                                 55,000            133,044
   Hellenic Sugar Industry S.A.                                          55,180            286,328
   Hellenic Technodomiki S.A.                                           138,880            692,760
   Hermes Real Estate S.A.                                               98,294            389,582
 * Inform P. Lykos S.A.                                                  21,930             83,617
 * Intracom Constructions S.A.                                          129,640            178,781
   Intracom S.A.                                                        428,826          2,157,352
 * J Boutaris & Son Holding S.A.                                        105,600            153,620
   Kalpinis Simos Steel Service Center                                   49,238            169,688
 * Karatzis SA                                                           58,710            104,119
   Kathimerini S.A.                                                      73,740            527,365
   Katselis Sons S.A.                                                    21,000             63,330
 * Keranis Holdings SA                                                   53,625             66,037
 * Kordellou Brothers S.A.                                               17,200             26,703
 * Lambrakis Press S.A.                                                 232,459            945,081
   Lavipharm S.A.                                                       160,616            264,674
   Light Metals Industry                                                120,028            300,600
 * Loulis Mills S.A.                                                     77,428            259,755
 * Maritime Company of Lesvos S.A.                                      164,000            108,448
 * Maxim Knitwear Factory C.M                                            61,360             42,894
   Mesochoritis Bros. Construction Co.                                   89,900             54,095
   Michaniki S.A.                                                       309,918            781,087
 * Minoan Lines S.A.                                                    328,387            855,859
   Mochlos S.A.                                                         679,690            365,659
   Mytilineos Holdings S.A.                                             128,870            806,060
 * N. Levederis S.A.                                                     24,700             16,910
 * Naoussa Spinning Mills S.A.                                           81,900            207,685
   Nexans Hellas S.A.                                                    25,070             90,208
   Nikas S.A.                                                            35,183            314,114
   Notos Com.Holdings S.A.                                               11,808             52,526
 * O. Daring Sain                                                        42,800             15,720
   Pantechniki S.A.                                                     201,405            372,685
 * Parnassos Enterprises S.A.                                            93,550             98,504
 * Pegasus Publishing & Printing S.A.                                   217,030            479,891

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Petzetakis S.A.                                                       88,200    $       263,571
 * Pilias S.A.                                                           85,264             27,081
   Piraeus Leasing                                                       23,551            192,229
 * Prodeftiki Technical Co.                                             164,900             94,808
 * Sanyo Hellas S.A.                                                    236,508            324,244
   Sarantis S.A.                                                        154,900            764,962
 * Sato S.A.                                                             93,160             85,485
   Selected Textile Industry Assoc. S.A.                                171,500            161,652
   Sfakianakis S.A.                                                      38,370            137,766
 * Sheet Steel S.A.                                                      77,100             37,712
 * Shelman Hellenic-Swiss Wood S.A.                                     155,548            209,429
   Silver and Baryte Ores Mining Co.
     S.A.                                                                88,550            638,541
   Spyroy Agricultural House S.A.                                       103,200            123,889
 * Stabilton S.A.                                                       221,900             21,678
   Strintzis Shipping Lines S.A.                                        486,146            636,602
   Technical Olympic S.A.                                               626,840          2,930,223
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                    23,730              7,324
   Terna Tourist Technical & Maritime
     S.A.                                                                33,100            277,275
 * Themeliodomi S.A.                                                    140,360            262,392
   Thrace Plastics Co. S.A.                                             210,660            275,626
 * Varvaressos S.A. European Spinning
     Mills                                                               36,350             89,684
   Veterin S.A.                                                          62,096            233,677
   Vioter S.A.                                                          227,695            327,913
 * Vis Container Manufacturing Co.                                       12,511             42,529
   Zampa S.A.                                                             1,750             22,065
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $34,803,154)                                                                   34,174,650
                                                                                   ---------------
SPAIN -- (1.8%)
COMMON STOCKS -- (1.8%)
 * Amper SA                                                             101,200            508,290
*# Avanzit SA                                                            76,700            220,106
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                   11,875            841,569
   Cie Automotive SA                                                     17,839            239,436
   Cortefiel SA                                                         383,700          3,886,953
 * Dogi International Fabrics SA                                         21,900            130,048
*# Duro Felguera SA                                                      65,433            462,362
 * Ercros SA                                                            971,641            391,536
 * Espanola del Zinc SA                                                  53,703            119,400
   Europistas Concesionaria
     Espanola SA                                                        232,238          1,450,474
 # Funespana SA                                                          43,617            345,491
   Global Steel Wire SA                                                  73,031            163,193
   Grupo Empresarial Ence SA                                             82,280          2,173,842
*# Grupo Picking Pack SA                                              1,079,666            540,510
   Hullas del Coto Cortes                                                 7,000             88,045
   Iberpapel Gestion SA                                                  59,665          1,149,564
   Inbesos SA                                                            26,897            147,227
   Inmobiliaria Colonial SA ICSA                                         79,400          1,925,010
   Inmobiliaria Urbis SA                                                288,600          3,192,900
 * LSB (La Seda de Barcelona SA)
     Series B                                                           166,230            404,044
 * Mecalux SA                                                           101,989            697,112
 # Metrovacesa SA                                                        29,345          1,124,455
 * Nicolas Correa SA                                                     37,386            133,647
   Obrascon Huarte Lain SA                                              434,910          3,420,633
   Pescanova SA                                                          63,141    $     1,170,653
   Sol Melia SA                                                         111,200            957,702
   Tavex Algodonera SA                                                  139,958            539,996
*# Tecnocom Telecomunicaciones y
     Energia SA                                                          35,910            312,648
   Tubacex SA                                                           645,874          1,262,497
   Unipapel SA                                                           70,634          1,340,250
*# Uralita SA                                                           224,280          2,339,030
 * Urbanizzciones y Transportes SA                                       79,329             62,935
   Vidrala SA, Alava                                                     10,880            147,075
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                           24,100            223,527
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $17,429,480)                                                                   32,112,160
                                                                                   ---------------
DENMARK -- (1.5%)
COMMON STOCKS -- (1.5%)
   Aarhus Oliefabrik A.S. Aeries A                                       10,395            549,768
 * Alm. Brand A.S.                                                       45,705          1,125,463
   Amagerbanken A.S.                                                      4,226            430,393
   Ambu International A.S. Series B                                       6,080             94,930
   Amtssparekassen Fyn A.S.                                               4,181            493,467
 * Andersen & Martini Series B                                            3,500             13,217
 # AS Dampskibsselsk Torm                                                73,140          1,694,862
   Bording (F.E.) A.S. Series B                                             475             21,446
 * Brodrene Hartmann A.S. Series B                                       13,560            231,483
   Codan A.S.                                                            52,875          2,216,007
   Dalhoff, Larsen & Hornemann A.S
     Series B                                                             3,663            175,157
 * Danionics A.S. Series A                                               12,586             14,509
 * Denka Holding A.S.                                                       400             19,692
 # DFDS A.S., Copenhagen                                                 20,820            794,580
   DiskontoBanken A.S.                                                    1,301            216,577
   Djursland Bank                                                         2,365            123,037
   East Asiatic Co., Ltd.                                                46,252          2,054,317
   Egnsbank Han Herred                                                    3,181            278,988
*# FLS Industries                                                       138,986          1,882,491
   Foras Holding A.S. Series A                                           31,379            343,026
   Forstaedernes Bank                                                     6,931            405,143
 * Genmab A.S.                                                           25,392            417,331
 * Glostrup Plade Vaerksted Industri
     A.S.                                                                 2,600             40,117
   H&H International A.S. Series B                                          500            122,002
 * Harboes Bryggeri A.S.                                                    460            108,728
   Hedegaard (Peder P.) A.S.                                              1,406             90,298
   Hojgaard Holding A.S. Series B                                         7,075            197,736
   HVB Bank A.S.                                                          3,110            120,793
 * Junckers (F.) Industrier A.S.                                          3,475                  6
   Kompan A.S.                                                              310             46,658
   Lan & Spar Bank A.S.                                                   5,706            259,088
   Lokalbanken I Nordsjaelland A.S.                                         690            109,433
 * Migatronic Series B                                                    1,294             26,132
   Mons Bank A.S.                                                           424             48,754
   Morso Bank                                                               240             31,124
   NKT Holding A.S.                                                      57,585          1,126,722
   Nordjyske Bank A.S.                                                    1,203            195,608
   Norresundby Bank                                                         439            148,064
 * NTR Holdings A.S.                                                      1,650             11,150
   Ove Arkil Series B                                                       680             68,994
   Per Aarsleff A.S. Series B                                             5,540            206,616
*# Pharmexa A.S.                                                         10,600             32,397

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Pharmexa A.S. Issue 04                                                31,800    $        97,111
   Ringkjobing Bank                                                       3,440            208,823
   Ringkjobing Landbobank                                                 2,565            725,888
   Rockwool, Ltd.                                                        26,020          1,068,481
   Salling Bank                                                             500             44,311
   Sanistal A.S. Series B                                                 4,670            247,772
 * Scanbox Danmark A.S. Series B                                          3,400              1,077
   Scandinavian Brake Systems A.S.                                          510             25,957
   Schouw & Co. A.S.                                                     31,885            686,695
   Skaelskor Bank                                                           720             75,463
   Skjern Bank A.S.                                                       1,530            103,654
 * Spaencom A.S.                                                            300              8,189
   Spar Nord Holding                                                     11,919          1,045,109
   Sparbank Vest A.S.                                                    11,870            438,803
   Sparekassen Faaborg A.S.                                               1,634            380,385
   Sydbank A.S.                                                          17,570          2,514,708
 * TK Development                                                        26,740             57,529
 * Topdanmark A.S.                                                        1,000             60,468
 * Torsana A.S. Series B                                                    200              2,262
   Totalbanken A.S.                                                         600             62,061
 * Treka A.S.                                                            26,230            327,892
   Vestfyns Bank                                                            500             50,636
   Vestjysk Bank A.S.                                                    19,420            503,567
   VT Holdings Shares B                                                   5,900            261,908
 * Wessel & Vett Magasin du Nord A.S
     Series C                                                             6,498            122,311
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,210,557)                                                                   25,707,364
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $22,018)                                                                         22,612
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $16,232,575)                                                                   25,729,976
                                                                                   ---------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
   ABG Sundal Collier ASA                                                93,000             70,292
 * Aker Kvaerner ASA                                                    126,503          2,019,825
   Bonheur ASA                                                           39,205          1,006,800
 * Choice Hotel Scandinavia ASA                                          13,000             34,867
 * Dale of Norway Holding ASA                                            18,200              9,763
 # Det Norske Oljeselskap ASA Series A                                  154,800            609,179
*# DOF ASA                                                               30,000             71,382
 * EDB Elektronisk Data Behandling
     ASA                                                                 75,000            453,254
   Farstad Shipping ASA                                                  65,000            557,268
*# Fjord Seafood ASA                                                  1,451,246            651,034
*# Fred Olsen Energy ASA                                                303,500          1,972,795
 # Ganger Rolf ASA                                                       32,150            760,753
   Gresvig ASA                                                           13,300             69,405
   Hafslund ASA                                                          45,500            237,053
 * Home Invest ASA                                                        7,066              5,264
   Kverneland ASA                                                        39,457            516,920
 * Merkantildata ASA                                                  1,286,200            966,374
 # Nera ASA                                                             660,611          1,752,934
*# Ocean Rig ASA                                                        168,549            452,602
   Odfjell ASA Series A                                                  88,474          2,769,347
*# Petroleum Geo-Services ASA (New)                                      30,590          1,134,141
 * Petrolia Drilling ASA                                                  8,760                612
 * SAS AB                                                                38,000            338,434
 * Scana Industrier ASA                                                  33,500    $         5,312
 * Sinvest ASA                                                            6,003              9,574
   Smedvig ASA Series A                                                 281,900          2,648,790
 * Software Innovation ASA                                               47,062            208,316
 # Solstad Offshore ASA                                                  86,000            641,905
 * Tandberg Data ASA                                                    107,700            234,538
*# Tandberg Storage ASA                                                 107,700             38,675
 * Tandberg Television ASA                                              209,900          1,324,313
 * Tybring-Gjed ASA                                                     163,020             67,945
   Veidekke ASA                                                           7,000             66,240
   Wilhelmshaven (Wilhelm), Ltd. ASA                                    122,600          3,407,398
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $17,099,061)                                                                   25,113,304
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $31,118)                                                                         31,055
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $17,130,179)                                                                   25,144,359
                                                                                   ---------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
   Ackermans & Van Haaren SA                                              3,300             78,800
 # Banque Nationale de Belgique                                             159            543,111
   Bekaert SA                                                            39,600          2,288,346
 # CFE (Compagnie Francois d'
     Entreprises)                                                         3,812            954,185
 # Cie Martime Belge SA                                                  49,059          4,612,215
   Cofinimmo SA                                                          15,405          1,975,231
   D'Ieteren SA                                                           1,562            310,940
   Exmar NV                                                              29,600          1,624,847
   Floridienne NV                                                         1,900            107,133
 # Immobel (Cie Immobiliere de
     Belgique SA)                                                        27,546          1,116,142
 * Integrated Production & Test
     Engineering NV                                                      28,600            164,102
*# Ion Beam Application SA                                              183,300          1,322,178
 * Ipso-Ilg SA                                                           38,662            307,215
   Nord-Sumatra Investissements SA                                          421            107,632
   Papeteries de Catala SA                                                  450             52,259
   Quick Restaurants SA                                                  38,332            515,800
 * Quick Restaurants VVPR                                                27,380                334
 # Recticel SA                                                           93,681            788,382
   Rosier SA                                                                200             26,150
 * Sait Radioholland                                                     21,764            134,895
   Sapec SA                                                               7,671            571,722
   Societe Belge Des Betons SA                                           12,520            724,269
 * Solvus SA                                                            146,000          2,163,398
   Spector Photo Group SA                                                11,701            137,259
 * Systemat SA                                                           68,225            382,695
*# Telindus Group SA                                                    218,239          2,105,538
   Tessenderlo Chemie                                                    12,418            434,695
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,786,308)                                                                   23,549,473
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                           15,405                  0
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $16,786,308)                                                                   23,549,473
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
 * Agrana Beteiligungs AG                                                 4,657    $       375,423
   Allgemeine Sparkasse
     Baugesellschaft                                                        120             13,036
*# Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                    254,826          3,443,892
   Bohler Uddeholm AG                                                    45,712          3,485,876
   Constantia-Iso Holding AG                                             94,314          1,040,623
   Flughafen Wien AG                                                     37,104          2,064,969
 * Frauenthal Holding AG                                                  1,308             37,098
 * General Partners Inmobilienbesitz AG                                   5,900             11,095
   Linz Textil Holding AG                                                   200             36,463
 * RHI AG, Wien                                                          31,752            659,433
   Rosenbauer International AG                                            1,462             88,494
*# VA Technologie AG                                                     91,700          4,893,550
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $11,565,814)                                                                   16,149,952
                                                                                   ---------------
NEW ZEALAND -- (0.9%)
COMMON STOCKS -- (0.9%)
 * AFFCO Holdings, Ltd.                                               3,125,460            491,368
   CDL Hotels NZ, Ltd.                                                2,017,530            519,755
   CDL Investments NZ, Ltd.                                             701,344            123,389
   Colonial Motor Co., Ltd.                                             207,470            380,656
 * Evergreen Forests, Ltd.                                              648,900            163,921
   Fisher & Paykel Apppliances Holdings,
     Ltd.                                                               131,412            377,636
*# Fletcher Challenge Forests, Ltd.                                     550,302            659,668
   Hellaby Holdings, Ltd.                                               149,400            471,023
   Independent Newspapers, Ltd.
     (Auckland)                                                       1,213,784          3,712,928
 * Kingsgate International Corp., Ltd.                                1,021,800            198,397
   Met Lifecare, Ltd.                                                   161,905            228,540
 * New Zealand Oil & Gas, Ltd.                                          308,137            138,915
   New Zealand Refining Co., Ltd.                                        12,100            144,766
 * New Zealand Rural Properties, Ltd.                                    45,022                  0
 * Pan Pacific Petroleum NL                                             374,079             45,905
   Pyne Gould Guinness, Ltd.                                            246,048            242,229
 * Richina Pacific, Ltd.                                                704,552            176,918
 * Rubicon, Ltd.                                                      1,718,412            895,903
   Sanford, Ltd.                                                        323,500            985,739
   South Port New Zealand, Ltd.                                          71,088             61,735
   Steel & Tube Holdings, Ltd.                                          250,000            612,202
 * Tasman Farms                                                         228,576                  0
   Taylors Group, Ltd.                                                   42,000             69,070
   Tourism Holdings, Ltd.                                               581,225            601,778
*# Tower, Ltd.                                                        3,023,588          3,022,885
 * Trans Tasman Properties, Ltd.                                      3,568,944            896,640
   Williams & Kettle, Ltd.                                               67,534            114,578
   Wrightson, Ltd.                                                      480,700            423,096
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $9,939,736)                                                                    15,759,640
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $3,364)                                                                           3,395
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $9,943,100)                                                                    15,763,035
                                                                                   ---------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
   Abbey P.L.C.                                                         117,120          1,116,915
 * Arcon International Resources P.L.C.                                 441,600    $        18,646
 * Ardagh P.L.C.                                                         77,019            112,862
 * Dragon Oil P.L.C.                                                  2,035,113          1,673,748
   Greencore Group P.L.C.                                               171,697            649,651
   Heiton Holdings P.L.C.                                               211,378          1,240,142
   IFG Group P.L.C.                                                     307,277            394,331
 * Iona Technologies P.L.C.                                             146,143            755,592
 * Irish Intercontental Group P.L.C.                                    110,167          1,445,388
   Jurys Hotel Group P.L.C.                                             398,885          4,851,501
 * Oakhill Group P.L.C.                                                  69,119             13,505
   Readymix P.L.C.                                                      333,997            637,739
 * Ryan Hotels P.L.C.                                                   418,106            664,739
   Waterford Wedgwood P.L.C.                                          5,271,476          1,262,930
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $10,796,202)                                                                   14,837,689
                                                                                   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                         2,306,331          3,575,343
   Efacec Capital SGPS SA                                               178,200            455,050
 * Investimentos Participacoes e Gestao
     SA Inapa                                                           440,502          1,682,184
 * Papelaria Fernandes-Industria
     e Comercia SA                                                        2,000              9,846
 * Sociedad Construcoes Soares da
     Costa SA                                                           294,047          1,044,486
 * Sonae Industria-Sociedade Gestora
     de Participacoes Sociais SA                                         18,110             75,145
 * Tertir Terminais de Portugal SA                                       80,798            313,502
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $6,236,629)                                                                     7,155,556
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $625,495)                                                                       639,953
                                                                                   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Promet Berhad                                                        201,000             15,340
 * Rekapacific Berhad                                                   130,000                  0
 * Saship Holdings Berhad                                               361,000             84,550
 * Wing Tiek Holdings Berhad                                             86,000             20,142
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $663,374)                                                                         120,032
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
   INVESTMENTS -- (14.9%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $50,000,000
     FNMA Notes 6.125%, 03/15/12,
     valued at $54,437,500 and by
     $6,170,000 FNMA Discount Notes
     0.96%, 06/16/04, valued at $6,166,915)
     to be repurchased at $59,708,904
     (Cost $59,703,000)                                         $        59,703         59,703,000

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
   Repurchase Agreement, Mizuho Securities USA and Deutsche
     Bank Securitites 1.00%, 06/01/04 (Collateralized by
     $370,358,487 U.S. Strips and U.S. Treasury Note 7.50%,
     maturities ranging from 02/15/05 to 08/15/29, valued
     at $227,201,029) to be repurchased at $204,368,294
     (Cost $204,345,589)^                                       $       204,346    $   204,345,589
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $264,048,589)                                                                 264,048,589
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,453,848,904)++                                                         $ 1,773,836,721
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $1,453,885,401.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company                                                         $   767,304,469
                                                                                   ---------------
    Total Investments (100%) (Cost $628,994,952)++                                 $   767,304,469
                                                                                   ===============

----------
++The cost for federal income tax purposes is $629,435,761.

                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company                                                         $   133,829,242
                                                                                   ---------------
    Total Investments (100%) (Cost $121,171,464)++                                 $   133,829,242
                                                                                   ===============

----------
++The cost for federal income tax purposes is $121,171,855.

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     SHARES             VALUE+
                                                                     ------             ------
Investment in The DFA One-Year Fixed Income Series of The DFA
  Investment Trust Company                                          181,594,608    $ 1,819,577,972
                                                                                   ---------------
    Total Investments (100%) (Cost $1,817,500,870)++                               $ 1,819,577,972
                                                                                   ===============

----------
++The cost for federal income tax purposes is $1,824,917,442.

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     SHARES             VALUE+
                                                                     ------             ------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company                                  150,564,458    $ 1,505,644,580
                                                                                   ---------------
    Total Investments (100%) (Cost $1,510,648,589)++                               $ 1,505,644,580
                                                                                   ===============

----------
++The cost for federal income tax purposes is $1,519,256,467.

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
AGENCY OBLIGATIONS -- (99.1%)
   Federal Farm Credit Bank
     3.000%, 04/15/08                                           $        13,550    $    13,117,213
     3.625%, 10/24/08                                                    83,000         81,434,869
     3.700%, 12/17/08                                                    56,700         55,404,575
   Federal Home Loan Bank
     2.750%, 03/14/08                                                     3,000          2,892,306
     2.625%, 07/15/08                                                    19,000         18,036,605
     5.945%, 07/28/08                                                     3,000          3,228,042
     3.750%, 08/15/08                                                    49,400         48,825,824
     5.500%, 08/15/08                                                    10,000         10,550,070
     5.800%, 09/02/08                                                    53,300         56,861,826
     5.865%, 09/02/08                                                     2,670          2,865,919
     3.625%, 11/14/08                                                    24,000         23,542,920
     3.625%, 11/14/08                                                    17,000         16,676,235
     3.500%, 02/13/09                                                    42,880         41,624,688
     3.000%, 04/15/09                                                     9,000          8,511,201
   Tennessee Valley Authority
     5.375%, 11/13/08                                                    70,445         74,234,307
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $469,214,734)                                                                 457,806,600
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.89%, 06/01/04 (Collateralized by $4,314,000 FNMA Notes
     1.50%, 09/21/05, valued at $4,287,038) to be repurchased
     at $4,223,418
     Cost $4,223,000)                                                     4,223          4,223,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $473,437,734)++                                                           $   462,029,600
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
++  The cost for federal income tax purposes is $473,437,734.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
UNITED STATES -- (58.5%)
AGENCY OBLIGATIONS -- (31.7%)
Federal Farm Credit Bank
     3.625%, 10/24/08                                           $        72,000    $    70,642,296
Federal Home Loan Bank
     2.625%, 07/15/08                                                    20,000         18,985,900
     5.800%, 09/02/08                                                    15,500         16,535,803
     3.625%, 11/14/08                                                    39,000         38,257,245
     3.625%, 11/14/08                                                     5,000          4,904,775
     3.000%, 04/15/09                                                    10,000          9,456,890
Federal Home Loan Mortgage
   Corporation
     3.625%, 09/15/08                                                    41,000         40,343,098
     5.125%, 10/15/08                                                    24,000         25,046,976
     5.750%, 03/15/09                                                    16,000         17,062,624
     3.375%, 04/15/09                                                     8,000          7,699,232
Federal National Mortgage Association
     3.250%, 08/15/08                                                    12,000         11,653,932
     5.250%, 01/15/09                                                    12,500         13,058,000
     3.250%, 02/15/09                                                    52,000         49,880,844
Tennessee Valley Authority
     5.375%, 11/13/08                                                    24,400         25,712,500
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $357,933,850)                                                                 349,240,115
                                                                                   ---------------
BONDS -- (26.8%)
Bayerische Landesbank
     2.875%, 10/15/08                                                     7,600          7,173,975
     5.875%, 12/01/08                                                     9,600         10,252,359
Citigroup, Inc.
     3.625%, 02/09/09                                                     7,000          6,782,678
Fifth Third Bank
     3.375%, 08/15/08                                                    21,035         20,487,796
General Electric Capital Corp.
     4.250%, 01/15/08                                                    22,050         22,295,372
Gillette Co.
     2.875%, 03/15/08                                                    21,300         20,658,380
     2.500%, 06/01/08                                                     6,500          6,164,080
Procter & Gamble Co.
     6.125%, 05/08/08                                                    24,400         26,151,920
     4.300%, 08/15/08                                                     4,200          4,262,756
Siemens Capital Co., Ltd.
     6.000%, 02/11/08                                                    24,200         25,889,160
Toyota Motor Credit Corp.
     2.875%, 08/01/08                                                    28,000         26,864,124
US Bank NA
     3.400%, 03/02/09                                                    30,250         28,971,696
Wal-Mart Stores, Inc.
     3.375%, 10/01/08                                                    25,000         24,292,275
Wells Fargo & Co. Corporate Bonds
     3.125%, 04/01/09                                                    32,090         30,385,026
Westdeutsche Landesbank
  6.050%, 01/15/09                                              $        32,200    $    34,335,697
                                                                                   ---------------
TOTAL BONDS
   (Cost $300,787,752)                                                                 294,967,294
                                                                                   ---------------
TOTAL -- UNITED STATES
   (Cost $658,721,602)                                                                 644,207,409
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
   OBLIGATIONS -- (8.9%)
BONDS -- (8.9%)
African Development Bank
     3.250%, 08/01/08                                                    23,000         22,343,948
European Investment Bank
     5.375%, 09/16/08                                                    24,200         25,584,724
Inter-American Development Bank
     3.375%, 03/17/08                                                    12,050         11,926,644
     5.375%, 11/18/08                                                     9,000          9,555,831
World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.000%, 10/29/08                                                    27,260         28,513,960
                                                                                   ---------------
TOTAL -- SUPRANATIONAL
   ORGANIZATION OBLIGATIONS
   (Cost $99,957,756)                                                                   97,925,107
                                                                                   ---------------
CANADA -- (7.7%)
BONDS -- (7.7%)
BP Canada Finance
     3.625%, 01/15/09                                                     6,200          6,064,313
Canada Mortgage and Housing Corp.
     3.375%, 12/01/08                                                    15,400         15,133,134
Canadian Government
     5.250%, 11/05/08                                                    26,300         27,888,520
Province of Ontario
     5.500%, 10/01/08                                                    26,520         27,977,035
Province of British Columbia
     5.375%, 10/29/08                                                     7,670          8,114,093
                                                                                   ---------------
TOTAL -- CANADA
   (Cost $86,952,455)                                                                   85,177,095
                                                                                   ---------------
GERMANY -- (7.7%)
BONDS -- (7.7%)
Deutsche Postbank
     5.500%, 02/17/09                                                     8,000          8,451,200
KFW International Finance, Inc.
     3.250%, 03/30/09                                                    30,800         29,868,670
Landesbank Baden-Wuerttemberg
   Foerderbank
     3.000%, 09/30/08                                                    24,200         23,277,980
Landwirtschaft Rentenbank
     3.250%, 06/16/08                                                    17,500         17,133,812
     3.875%, 09/04/08                                                     6,300          6,288,206
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $87,326,372)                                                                   85,019,868
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
FRANCE -- (4.7%)
BONDS -- (4.7%)
Dexia Credit Local de France
     5.500%, 01/21/09                                           $        20,115    $    21,225,348
Total Capital SA
     3.500%, 01/05/09                                                    30,900         30,195,480
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $52,810,527)                                                                   51,420,828
                                                                                   ---------------
NETHERLANDS -- (4.1%)
BONDS -- (4.1%)
Nederlandse Waterschaps
     2.750%, 12/30/08                                                    19,300         18,296,400
Rabobank
     5.500%, 09/17/08                                                    25,000         26,412,500
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $45,822,919)                                                              $    44,708,900
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT@
                                                                    -------
                                                                     (000)
SWEDEN -- (3.1%)
BONDS -- (3.1%)
Sweden Government Bond
     5.000%, 01/28/09                                                   247,000         34,635,163
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
AUSTRIA -- (1.7%)
BONDS -- (1.7%)
Republic of Austria
     6.250%, 05/19/08                                           $        17,657    $    19,183,624
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
SPAIN -- (1.6%)
BONDS -- (1.6%)
Spain (Kingdom of)
     5.875%, 07/28/08                                           $        16,000    $    17,204,480
                                                                                   ---------------
JAPAN -- (1.5%)
BONDS -- (1.5%)
Nippon Telegraph & Telephone Corp.
     6.000%, 03/25/08                                                    15,110         16,167,413
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*British Pound Sterling
   (Cost $5,393)                                                                             6,351
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (0.5%)
Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $5,322,000 FHLB
   Notes 3.375%, 06/15/04, valued
   at $5,408,483) to be repurchased at
   $5,327,527 (Cost $5,327,000)                                           5,327          5,327,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,124,513,788)++                                                         $ 1,100,983,238
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 @  Denominated in local currency or the Euro.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $1,124,513,788.

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                ---------------    ---------------
                                                                    (000)
U.S. TREASURY OBLIGATIONS -- (34.9%)
  U.S. Treasury Bonds
    11.250%, 02/15/15                                           $         5,000    $     7,701,560
    10.625%, 08/15/15                                                     6,000          8,990,628
    9.875%, 11/15/15                                                      6,000          8,617,032
    9.250%, 02/15/16                                                      9,000         12,455,856
    7.250%, 05/15/16                                                      6,000          7,224,612
    9.000%, 11/15/18                                                      4,200          5,839,806
  U.S. Treasury Notes
    5.625%, 05/15/08                                                     11,000         11,862,378
    5.500%, 05/15/09                                                      5,000          5,386,330
    6.000%, 08/15/09                                                     10,000         10,996,090
    6.500%, 02/15/10                                                      6,600          7,435,573
    5.750%, 08/15/10                                                      3,600          3,920,342
    5.000%, 08/15/11                                                     10,000         10,414,450
    3.875%, 02/15/13                                                     10,300          9,808,340
    7.500%, 11/15/16                                                      4,000          4,911,876
                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $112,968,825)                                                                  115,564,873
                                                                                   ---------------
AGENCY OBLIGATIONS -- (64.6%)
  Federal Farm Credit Bank
    6.000%, 01/07/08                                                      5,000          5,375,145
    6.450%, 10/07/09                                                      2,000          2,188,970
    7.160%, 05/19/10                                                      3,000          3,392,958
    6.700%, 11/22/10                                                      2,000          2,220,270
    6.135%, 12/13/10                                                      4,000          4,305,548
    5.750%, 01/18/11                                                      9,000          9,504,081
    6.000%, 03/07/11                                                      9,000          9,608,571
    6.740%, 04/11/11                                                      1,000          1,109,814
    4.800%, 05/24/11                                                      3,300          3,287,034
    6.300%, 06/06/11                                                      2,800          3,047,327
    6.260%, 12/02/11                                                      2,000          2,168,288
    6.280%, 11/26/12                                                      3,000          3,261,864
    4.150%, 05/15/13                                                      4,000          3,738,932
    8.160%, 09/30/14                                                      3,615          4,434,343
  Federal Home Loan Bank
    6.200%, 10/10/07                                                      2,000          2,161,262
    5.895%, 01/14/08                                                      2,100          2,251,036
    6.030%, 01/30/08                                                      2,000          2,153,202
    7.000%, 02/15/08                                                      2,000          2,223,486
    5.905%, 03/27/08                                                      4,000          4,290,516
    6.185%, 05/06/08                                                      1,000          1,084,299
    6.045%, 05/22/08                                                      1,000          1,079,319
    5.945%, 07/28/08                                            $         6,000    $     6,456,084
    5.915%, 08/25/08                                                      3,000          3,224,796
    5.800%, 09/02/08                                                      3,000          3,200,478
    5.550%, 11/17/08                                                      5,000          5,301,115
    5.315%, 12/23/08                                                     10,000         10,501,590
    5.545%, 02/17/09                                                      3,000          3,177,780
    5.950%, 03/16/09                                                      5,550          5,976,223
    5.863%, 04/22/09                                                      9,000          9,654,237
    6.730%, 06/22/09                                                      2,500          2,781,573
    6.500%, 08/14/09                                                      3,000          3,304,488
    6.500%, 11/13/09                                                      9,000          9,910,278
    3.875%, 02/12/10                                                      3,000          2,901,456
    7.375%, 02/12/10                                                      2,080          2,380,248
    4.125%, 08/13/10                                                      9,000          8,723,817
    6.625%, 11/15/10                                                      1,000          1,103,634
    7.200%, 06/14/11                                                      3,000          3,430,647
    5.750%, 05/15/12                                                     10,500         11,048,594
    4.500%, 11/15/12                                                      8,000          7,705,248
    3.875%, 06/14/13                                                      3,600          3,282,019
    4.500%, 09/16/13                                                      8,000          7,603,072
  Tennessee Valley Authority
    5.375%, 11/13/08                                                      8,000          8,430,328
    5.625%, 01/18/11                                                     11,000         11,572,847
    6.000%, 03/15/13                                                      9,000          9,563,634
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $205,012,334)                                                                  214,120,451
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (0.5%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $1,793,000
    FHLB Floating Rate Notes, 10/03/05,
    valued at $1,790,759) to be
    repurchased at $1,764,174
    (Cost $1,764,000)                                                     1,764          1,764,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $319,745,159)++                                                           $   331,449,324
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
++  The cost for federal income tax purposes is $319,745,160.

                 See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)
MUNICIPAL BONDS -- (65.4%)
Alabama -- (3.4%)
Alabama State Department of
   Dock Facilities Revenue Bonds
     6.000%, 10/01/08                                           $         1,000    $     1,120,470
Alabama State Federal Highway
   Finance Authority Series A
     5.000%, 03/01/09                                                     4,000          4,307,600
Alabama Water Pollution Control
   Authority Revenue Bonds
     5.000%, 08/15/08                                                     2,160          2,328,264
Huntsville, Alabama General Obligations
     4.500%, 08/01/07                                                     1,000          1,050,740
Jefferson County, Alabama Series A
   General Obligations
     5.000%, 04/01/08                                                     1,300          1,395,745
                                                                                   ---------------
                                                                                        10,202,819
                                                                                   ---------------
Arizona -- (2.2%)
Arizona State Transportation Board
   Revenue Bonds
     5.250%, 07/01/08                                                     3,000          3,266,670
City of Scottsdale, Arizona General
   Obligations
     5.000%, 07/01/08                                                     2,250          2,432,137
Pima County, Arizona General
   Obligations
     5.100%, 07/01/07                                                     1,000          1,072,850
                                                                                   ---------------
                                                                                         6,771,657
                                                                                   ---------------
Colorado -- (0.4%)
Jefferson County, Colorado School
   District General Obligations
     5.500%, 12/15/06                                                     1,000          1,082,160
                                                                                   ---------------
Connecticut -- (1.9%)
State of Connecticut Health
   Education Refunding Bonds
     4.500%, 03/15/09                                                     5,600          5,931,128
                                                                                   ---------------
Delaware -- (0.7%)
Delaware Transportation Authority
   Series B Revenue Bonds
     5.250%, 07/01/07                                                     1,000          1,080,650
State of Delaware Series B
   General Obligations
     5.000%, 05/01/07                                                     1,000          1,070,910
                                                                                   ---------------
                                                                                         2,151,560
                                                                                   ---------------
Florida -- (2.8%)
Florida State Board of Education
   Series C General Obligations
     4.000%, 06/01/09                                                     4,000          4,147,240
Florida State Board of Education
   Series H General Obligations
     5.000%, 06/01/08                                           $         2,000    $     2,160,480
Jacksonville, Florida Excise Taxes
   Revenue Bonds
     5.250%, 10/01/07                                                     1,000          1,083,250
Tallahassee, Florida Energy Systems
     2.750%, 10/01/05                                                     1,000          1,011,740
                                                                                   ---------------
                                                                                         8,402,710
                                                                                   ---------------
Georgia -- (2.2%)
State of Georgia Finance &
   Investment Committee
     5.750%, 09/01/07                                                     1,000          1,098,340
State of Georgia General Obligations
     5.250%, 08/01/07                                                     1,000          1,081,780
State of Georgia General Obligations
     6.700%, 08/01/08                                                     2,000          2,293,280
State of Georgia General Obligations
     6.250%, 04/01/09                                                     2,000          2,276,900
                                                                                   ---------------
                                                                                         6,750,300
                                                                                   ---------------
Hawaii -- (0.7%)
State of Hawaii General Obligations
     5.000%, 04/01/08                                                     2,000          2,150,300
                                                                                   ---------------
Illinois -- (4.2%)
Central Lake County, Illinois General
   Obligations
     6.000%, 02/01/08                                                     1,000          1,105,430
Chicago Metropolitan Water Reclamation
   District General Obligations
     5.500%, 12/01/08                                                     2,000          2,194,800
Chicago, Illinois Public Building
   Commission Revenue Bonds
     5.000%, 03/01/08                                                     1,000          1,072,490
Chicago, Illinois Tax Increment
     5.500%, 01/01/07                                                       970          1,040,432
Du Page, Cook & Will Counties
   Community College District
   General Obligations
     5.000%, 06/01/08                                                     2,175          2,334,210
Du Page, Illinois Water Commission
   General Obligations
     5.000%, 03/01/07                                                     1,000          1,061,220
State of Illinios First Series
   General Obligations
     5.250%, 04/01/07                                                       600            644,586
State of Illinois General Obligations
     5.500%, 04/01/09                                                     3,000          3,303,900
                                                                                   ---------------
                                                                                        12,757,068
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)

Indiana -- (1.4%)
Indianapolis, Indiana Local Improvement
   Revenue Bonds
     6.500%, 01/01/08                                           $         1,000    $     1,120,760
Ivy Technical State College
   Revenue Bonds
     5.000%, 07/01/08                                                     1,000          1,074,950
Logansport Multi-Purpose School
   Building Corp. Revenue Bonds
     4.250%, 07/05/08                                                     1,000          1,046,490
Valparaiso, Indiana School
   Building Corp.
     4.500%, 01/05/07                                                     1,000          1,048,280
                                                                                   ---------------
                                                                                         4,290,480
                                                                                   ---------------
Kansas -- (1.1%)
Johnson County, Kansas General
   Obligations
     5.250%, 09/01/07                                                     1,000          1,078,660
Kansas State Development Finance
   Authority Revenue Bonds
     5.000%, 10/01/07                                                     1,000          1,074,680
Wyandotte County, Kansas City, Kansas
     5.000%, 09/01/07                                                     1,000          1,072,880
                                                                                   ---------------
                                                                                         3,226,220
                                                                                   ---------------
Kentucky -- (1.1%)
Kentucky State Turnpike Authority
   Revenue Bonds
     5.500%, 07/01/08                                                     3,000          3,286,860
                                                                                   ---------------
Louisiana -- (1.3%)
Calcasieu Parish, Louisiana
   General Obligations
     4.600%, 08/15/06                                                       700            736,176
New Orleans, Louisiana Certificates of
   Indebtedness General Obligations
     5.000%, 03/01/08                                                     1,000          1,070,290
Shreveport, Louisiana Series A
   Certificates of Indebtedness
     5.000%, 10/01/07                                                     1,000          1,073,690
St. Tammany Parish, Louisiana
     6.000%, 04/01/07                                                     1,000          1,091,500
                                                                                   ---------------
                                                                                         3,971,656
                                                                                   ---------------
Maryland -- (1.1%)
State of Maryland General Obligations
     5.000%, 07/15/08                                                     2,000          2,167,400
Washington Suburban Sanitation
   District General Obligations
     5.250%, 06/01/08                                                     1,000          1,095,150
                                                                                   ---------------
                                                                                         3,262,550
                                                                                   ---------------
Massachusetts -- (1.1%)
Boston, Massachusetts Series A
   General Obligations
     5.000%, 02/01/08                                                     1,000          1,072,410
State of Massachusetts Series C
   General Obligations
     5.250%, 12/01/07                                           $         2,000    $     2,157,880
                                                                                   ---------------
                                                                                         3,230,290
                                                                                   ---------------
Michigan -- (2.8%)
Detroit, Michigan City School District
   Series B General Obligations
     4.500%, 05/01/08                                                     1,000          1,055,320
Fraser Public School District
   General Obligations
     5.150%, 05/01/08                                                     1,000          1,079,140
Michigan Municipal Bond Authority
   Revenue Bonds
     5.250%, 10/01/07                                                     1,000          1,082,590
Michigan Municipal Bond Authority
   Revenue Bonds
     5.250%, 10/01/08                                                     3,000          3,274,530
Michigan State Comprehensive
   Transportation Series A
   Revenue Bonds
     5.750%, 05/15/07                                                     1,000          1,087,690
Wayne County, Michigan Community
   College General Obligations
     5.000%, 07/01/07                                                     1,000          1,069,300
                                                                                   ---------------
                                                                                         8,648,570
                                                                                   ---------------
Minnesota -- (1.1%)
Metropolitan Council of Minneapolis
   and St. Paul General Obligations
     4.000%, 02/01/08                                                     1,200          1,247,196
State of Minnesota General Obligations
     6.000%, 08/01/05                                                     1,000          1,049,800
State of Minnesota General Obligations
     5.000%, 11/01/07                                                     1,000          1,077,160
                                                                                   ---------------
                                                                                         3,374,156
                                                                                   ---------------
Mississippi -- (0.3%)
Rankin County, Mississippi
   School District
     4.500%, 02/01/07                                                     1,000          1,047,460
                                                                                   ---------------
Missouri -- (1.1%)
State of Missouri General Obligations
     5.000%, 08/01/08                                                     3,000          3,246,300
                                                                                   ---------------
Nevada -- (3.0%)
Clark County, Nevada School District
   General Obligations
     4.000%, 06/01/09                                                     3,540          3,665,316
Las Vegas, Nevada Valley Water
   Distribution Series B
     5.250%, 06/01/09                                                     2,830          3,092,284
State of Nevada General Obligations
     5.375%, 10/01/08                                                     2,100          2,294,733
                                                                                   ---------------
                                                                                         9,052,333
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)
New Hampshire -- (0.3%)
New Hampshire State Turnpike
   Systems Revenue Bonds
     5.000%, 10/01/06                                           $         1,000    $     1,059,660
                                                                                   ---------------
New Jersey -- (0.4%)
New Jersey State Transportation Trust
   Fund Authority
     5.375%, 12/15/07                                                     1,000          1,090,620
                                                                                   ---------------
New Mexico -- (0.5%)
New Mexico State Severance Tax Series
     5.000%, 07/01/07                                                       550            588,115
New Mexico State Severance Tax Series
     5.000%, 07/01/07                                                     1,000          1,069,300
                                                                                   ---------------
                                                                                         1,657,415
                                                                                   ---------------
New York -- (1.9%)
Long Island Power Authority Series A
   Revenue Bonds
     5.250%, 12/01/05                                                     1,000          1,047,160
Municipal Assistance Corp. for the
   City of New York
     6.000%, 07/01/07                                                     1,000          1,100,230
New York State Thruway Authority
     5.000%, 04/01/09                                                     3,500          3,776,850
                                                                                   ---------------
                                                                                         5,924,240
                                                                                   ---------------
North Carolina -- (1.8%)
Durham County, North Carolina
   General Obligation Bonds
     5.500%, 04/01/09                                                     3,000          3,319,500
North Carolina State Public
   Improvements General Obligations
     5.500%, 03/01/08                                                     1,000          1,096,420
University of North Carolina
   Revenue Bonds
     5.000%, 04/01/08                                                     1,000          1,075,900
                                                                                   ---------------
                                                                                         5,491,820
                                                                                   ---------------
Ohio -- (4.3%)
Franklin County, Ohio
   General Obligations
     5.500%, 12/01/07                                                     1,000          1,094,170
Ohio State Building Authority
   Revenue Bonds
     5.500%, 10/01/08                                                     1,500          1,644,090
Ohio State Higher Education Capital
   Facilities Revenue Bonds
     5.000%, 12/01/08                                                     5,000          5,411,300
Ohio State Higher Education Capital
   Facilities Series II Revenue Bonds
     5.250%, 12/01/06                                                     1,000          1,072,880
Ohio State Water Development Authority
   Revenue Bonds
     5.000%, 06/01/08                                                     2,500          2,694,725
State of Ohio Highway Improvement
   General Obligations
     5.500%, 05/01/07                                                     1,000          1,083,700
                                                                                   ---------------
                                                                                        13,000,865
                                                                                   ---------------
Oklahoma -- (1.5%)
Grand River Dam Authority of Oklahoma
   Revenue Bonds
     5.750%, 06/01/08                                           $         4,000    $     4,420,680
                                                                                   ---------------
Oregon -- (3.2%)
Oregon State Deparment of
   Transportation Revenue Bonds
     5.000%, 11/15/06                                                       900            959,553
Oregon State Department of
   Administrative Services
   Revenue Bonds
     5.250%, 04/01/08                                                     2,000          2,169,800
Salem-Keizer, Oregon School District
   General Obligations
     5.000%, 06/15/09                                                     6,055          6,565,013
                                                                                   ---------------
                                                                                         9,694,366
                                                                                   ---------------
Pennsylvania -- (1.8%)
Allegheny County, Pennsylvania
   Sanitation Authority
     5.000%, 12/01/07                                                     1,000          1,074,820
Berks County, Pennsylvania
   General Obligations
     6.350%, 11/15/07                                                     1,500          1,674,450
Pennsylvania Intergovernmental
   Cooperative Authority Special Tax
     5.000%, 06/15/08                                                     1,000          1,074,970
Pittsburgh, Pennsylvania School District
   General Obligations
     5.000%, 09/01/07                                                     1,000          1,071,270
State of Pennsylvania
   General Obligations
     5.000%, 01/15/07                                                       650            691,405
                                                                                   ---------------
                                                                                         5,586,915
                                                                                   ---------------
South Carolina -- (1.0%)
Piedmont Municipal Power Agency
   Electric Revenue Bonds Series 1985B
     6.125%, 01/01/07                                                     1,000          1,087,580
State of South Carolina
   General Obligations
     5.000%, 04/01/09                                                     1,900          2,060,037
                                                                                   ---------------
                                                                                         3,147,617
                                                                                   ---------------
Tennessee -- (3.2%)
Knox County, Tennessee
   General Obligations
     4.500%, 04/01/08                                                     2,000          2,109,880
Metro Government Nashville & Davidson
   Counties General Obligations
     5.250%, 10/15/07                                                     1,000          1,081,170
Metro Government Nashville & Davidson
   Counties General Obligations
     5.000%, 11/15/08                                                     2,000          2,158,600
Shelby County, Tennessee
   General Obligations
     5.000%, 04/01/09                                                     4,195          4,519,022
                                                                                   ---------------
                                                                                         9,868,672
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)
Texas -- (3.9%)
Austin, Texas Electric Utility Systems
   Revenue Bonds
     5.000%, 11/15/05                                           $         1,000    $     1,043,090
Dallas, Texas Waterworks &
   Sewer System
     5.250%, 10/01/08                                                     3,000          3,265,620
Houston, Texas Public Improvement
   General Obligations
     5.500%, 03/01/06                                                       500            529,305
Lower Colorado River Authority
   Revenue Bonds
     5.250%, 05/15/08                                                     1,000          1,081,660
San Antonio, Texas General
   Improvement General Obligations
     5.000%, 08/01/07                                                     1,000          1,071,400
Texas State University Systems
   Financing Revenue Bonds
     5.000%, 03/15/09                                                     2,245          2,414,834
Trinity River Authority Texas Regional
   Wastewater System Revenue Bond
     5.500%, 08/01/08                                                     2,200          2,403,588
                                                                                   ---------------
                                                                                        11,809,497
                                                                                   ---------------
Utah -- (2.4%)
Salt Lake City, Utah General Obligations
     5.250%, 06/15/07                                                     1,000          1,078,020
Salt Lake County, Utah Municipal
   Building Authority Lease
   Revenue Bonds
     5.000%, 10/01/08                                                     1,800          1,941,246
State of Utah General Obligations
     4.000%, 07/01/08                                                     3,000          3,124,590
Utah State Board of Regents
   Revenue Bonds
     5.250%, 04/01/08                                                     1,000          1,081,130
                                                                                   ---------------
                                                                                         7,224,986
                                                                                   ---------------
Vermont -- (0.3%)
Vermont Public Power Supply Authority
     4.000%, 07/01/07                                                     1,000          1,038,430
                                                                                   ---------------
Virginia -- (1.7%)
Arlington County, Virginia
   General Obligations
     4.000%, 01/15/09                                                     4,000          4,157,400
Richmond, Virginia General Obligations
     5.000%, 07/15/07                                                     1,000          1,070,140
                                                                                   ---------------
                                                                                         5,227,540
                                                                                   ---------------
Washington -- (2.6%)
King County, Washington Sewer
   Revenue Bonds
     5.250%, 01/01/08                                                     2,000          2,152,240
Seattle, Washington Drain & Wastewater
   Revenue Bonds
     4.000%, 07/01/08                                                     1,000          1,035,680
Snohomish County, Washington School
   District Revenue Bonds
     4.500%, 06/01/09                                           $         3,500    $     3,695,825
State of Washington General Obligations
     5.500%, 09/01/07                                                     1,000          1,086,050
                                                                                   ---------------
                                                                                         7,969,795
                                                                                   ---------------
Wisconsin -- (0.7%)
Muskego Norway, Wisconsin School
   District General Obligations
     5.000%, 04/01/07                                                     1,000          1,063,860
State of Wisconsin
   General Obligations
     5.000%, 05/01/07                                                     1,000          1,069,170
                                                                                   ---------------
                                                                                         2,133,030
                                                                                   ---------------
TOTAL MUNICIPAL BONDS
   (Cost $202,403,006)                                                                 199,182,725
                                                                                   ---------------
TAX EXEMPT COMMERCIAL
   PAPER -- (31.9%)
Arizona -- (1.7%)
City of Mesa, Arizona Municipal
   Development
     1.100%, 07/13/04                                                     4,000          4,000,000
Salt River Project Agricultural
   Improvement
     1.080%, 06/28/04                                                     1,000          1,000,000
                                                                                   ---------------
                                                                                         5,000,000
                                                                                   ---------------
Connecticut -- (0.3%)
State of Connecticut Health Education
     1.000%, 06/02/04                                                     1,000          1,000,000
                                                                                   ---------------
Florida -- (3.1%)
City of Gainesville, Florida
     1.050%, 06/15/04                                                     2,000          2,000,000
City of Gainesville, Florida
     1.060%, 06/15/04                                                     4,500          4,500,000
Sunshine State Government Finance
     1.050%, 06/11/04                                                     3,000          3,000,000
                                                                                   ---------------
                                                                                         9,500,000
                                                                                   ---------------
Georgia -- (1.8%)
Burke County, Georgia
   Development Authority
     1.050%, 06/03/04                                                     1,500          1,500,000
Burke County, Georgia
   Development Authority
     1.030%, 06/11/04                                                     4,000          4,000,000
                                                                                   ---------------
                                                                                         5,500,000
                                                                                   ---------------
Maryland -- (2.5%)
Maryland Health & Higher Education
     1.050%, 06/01/04                                                     3,000          3,000,000
Maryland Health & Higher Education
     1.050%, 06/07/04                                                     1,000          1,000,000

                                                                     FACE
                                                                    AMOUNT              VALUE+
                                                                    ------              ------
                                                                    (000)
Montgomery, Maryland
   General Obligations
     1.020%, 06/03/04                                           $         1,700    $     1,700,000
Montgomery, Maryland
   General Obligations
     1.020%, 06/04/04                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         7,700,000
                                                                                   ---------------
Massachusetts -- (2.0%)
Harvard University
     1.050%, 06/02/04                                                     2,000          2,000,000
Harvard University
     1.070%, 07/08/04                                                     2,100          2,100,000
Massachusetts Water Resource Authority
     1.040%, 06/04/04                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         6,100,000
                                                                                   ---------------
Nebraska -- (1.6%)
Omaha Public Power District
   1.050%, 06/14/04                                                       3,000          3,000,000
Omaha Public Power District
   1.080%, 06/22/04                                                       2,000          2,000,000
                                                                                   ---------------
                                                                                         5,000,000
                                                                                   ---------------
New Jersey -- (0.8%)
Princeton University
     1.050%, 06/03/04                                                     2,500          2,500,000
                                                                                   ---------------
New York -- (1.6%)
Dormitory Authority of New York
     1.050%, 06/16/04                                                     3,000          3,000,000
New York State Environmental Quality
   General Obligation Bonds
     1.020%, 06/02/04                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         5,000,000
                                                                                   ---------------
South Carolina -- (1.5%)
South Carolina Public Services Authority
     1.070%, 06/18/04                                                     1,500          1,500,000
South Carolina Public Services Authority
     1.060%, 06/25/04                                                     3,109          3,109,000
                                                                                   ---------------
                                                                                         4,609,000
                                                                                   ---------------
Tennessee -- (0.8%)
Tennessee State School Board Authority
     1.030%, 06/01/04                                                     2,400          2,400,000
                                                                                   ---------------
Texas -- (9.0%)
City of San Antonio, Texas
     1.050%, 06/04/04                                                     3,000          3,000,000
City of San Antonio, Texas Electric
     1.070%, 07/09/04                                                     2,000          2,000,000
Dallas Area Rapid Transit
     1.050%, 06/21/04                                                     1,000          1,000,000
Harris County, Texas
   General Obligations
     1.050%, 06/10/04                                           $         5,350    $     5,350,000
Houston, Texas General Obligations
     1.050%, 06/01/04                                                     2,000          2,000,000
Houston, Texas General Obligations
     0.960%, 06/08/04                                                     2,000          1,999,964
Plano, Texas Health Facility
     1.070%, 06/07/04                                                     2,000          2,000,000
Texas Public Finance Authority
     1.060%, 06/14/04                                                     2,500          2,500,000
University of Texas Board of Regents
     0.960%, 06/09/04                                                     2,000          1,999,960
University of Texas Board of Regents
     1.070%, 07/06/04                                                     2,000          2,000,000
University of Texas Board of Regents
     1.090%, 07/06/04                                                     3,500          3,500,000
                                                                                   ---------------
                                                                                        27,349,924
                                                                                   ---------------
Utah -- (2.0%)
Intermountain Power Agency
     1.050%, 06/09/04                                                     2,000          2,000,000
Intermountain Power Agency
     1.050%, 06/23/04                                                     2,000          2,000,000
Intermountain Power Agency
     1.080%, 07/07/04                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         6,000,000
                                                                                   ---------------
Virginia -- (2.0%)
Ida of The City of Norfolk, Virginia
     1.050%, 06/30/04                                                     6,000          6,000,000
                                                                                   ---------------
Washington -- (0.7%)
City of Tacoma, Washington BANS
     1.050%, 06/15/04                                                     2,000          2,000,000
                                                                                   ---------------
Wisconsin -- (0.5%)
State of Wisconsin General Obligations
     1.100%, 07/14/04                                                     1,500          1,500,000
                                                                                   ---------------
TOTAL TAX EXEMPT COMMERCIAL
   PAPER (Cost $97,159,000)                                                             97,158,924
                                                                                   ---------------

                                                                     SHARES
                                                                     ------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (2.7%)
Wilmington Tax Exempt Portfolio --
   Investor Shares
   (Cost $8,382,136)                                                      8,382          8,382,136
                                                                                   ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $307,944,142)++                                                           $   304,723,785
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $307,944,142.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                  U.S.           ENHANCED           U.S.             U.S.
                                                                 LARGE          U.S. LARGE       LARGE CAP         SMALL XM
                                                                COMPANY          COMPANY           VALUE            VALUE
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value                                         $    1,232,708   $      172,544   $    2,138,568   $      131,503
Receivables:
   Investment Securities Sold                                            --               --               --            1,089
   Fund Shares Sold                                                   1,382               65            2,921               70
Prepaid Expenses and Other Assets                                        39               22               23               28
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                 1,234,129          172,631        2,141,512          132,690
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                    1,126               32            2,500               --
   Fund Shares Redeemed                                                 256               33              421            1,159
   Due to Advisor                                                        59               21              259               41
Accrued Expenses and Other Liabilities                                   61                6               69                5
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                                1,502               92            3,249            1,205
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $    1,232,627   $      172,539   $    2,138,263   $      131,485
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                37,348,103       19,320,939      121,522,599        8,835,561
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $        33.00   $         8.93   $        17.60   $        14.88
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $    1,025,889   $      157,038   $    1,725,779   $      111,003
                                                             ==============   ==============   ==============   ==============

                                                                  U.S.             U.S.             U.S.             DFA
                                                               SMALL CAP          SMALL            MICRO         REAL ESTATE
                                                                 VALUE             CAP              CAP           SECURITIES
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $34,246
   of securities on loan, respectively)                      $    4,769,328   $    1,524,052   $    2,737,528   $      987,184
Receivables:
   Dividends, Interest, and Tax Reclaims                                 --               --               --              745
   Securities Lending Income                                             --               --               --                1
   Fund Shares Sold                                                   3,520            2,664            1,794            3,774
Prepaid Expenses and Other Assets                                        39                6               24               34
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                 4,772,887        1,526,722        2,739,346          991,738
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                       --               --               --           35,023
   Investment Securities Purchased                                    1,377            1,775              966               --
   Fund Shares Redeemed                                               2,143              889              828              869
   Due to Advisor                                                     1,166              397              901              223
Accrued Expenses and Other Liabilities                                  148               45               78               90
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                                4,834            3,106            2,773           36,205
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $    4,768,053   $    1,523,616   $    2,736,573   $      955,533
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                               199,417,467       88,239,818      201,220,937       50,305,894
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $        23.91   $        17.27   $        13.60   $        18.99
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $    3,389,867   $    1,238,857   $    1,815,025   $      811,156
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                               INTERNATIONAL      JAPANESE        PACIFIC RIM
                                                               LARGE CAP          SMALL             SMALL            SMALL
                                                             INTERNATIONAL       COMPANY           COMPANY          COMPANY
                                                               PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value (includes $110,577, $0, $0 and $0
   of securities on loan, respectively)                      $      810,200   $    1,250,941   $       49,015   $       25,087
Cash                                                                     16               15               --               --
Receivables:
   Investment Securities Sold                                            --               --               13               --
   Dividends, Interest, and Tax Reclaims                              2,338               --               --               --
   Securities Lending Income                                            112               --               --               --
   Fund Shares Sold                                                   1,173            1,374               37                8
Prepaid Expenses and Other Assets                                        24               40               10               10
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                   813,863        1,252,370           49,075           25,105
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                  116,776               --               --               --
   Investment Securities Purchased                                   21,901              900               --                8
   Fund Shares Redeemed                                                 141              262               50               --
   Due to Advisor                                                       135              406               16                6
Accrued Expenses and Other Liabilities                                  102               39                6                2
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                              139,055            1,607               72               16
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $      674,808   $    1,250,763   $       49,003   $       25,089
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                42,815,655      100,751,994        3,741,119        2,119,674
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $        15.76   $        12.41   $        13.10   $        11.84
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $      772,954   $      986,604   $      169,713   $       56,690
                                                             ==============   ==============   ==============   ==============

                                                                                                    DFA
                                                                 UNITED        CONTINENTAL     INTERNATIONAL
                                                                KINGDOM           SMALL          SMALL CAP         EMERGING
                                                             SMALL COMPANY       COMPANY           VALUE           MARKETS
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value (includes $0, $0, $190,664 and $0
   of securities on loan, respectively)                      $       13,585   $       26,226   $    1,773,837   $      767,304
Receivables:
   Investment Securities Sold                                            --               40           16,652               --
   Dividends, Interest, and Tax Reclaims                                 --               --            6,484               --
   Securities Lending Income                                             --               --              235               --
   Fund Shares Sold                                                      --                1            1,738              467
Prepaid Expenses and Other Assets                                         8               12               30               23
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                    13,593           26,279        1,798,976          767,794
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                       --               --          204,346               --
   Investment Securities Purchased                                       --               --           38,317              447
   Fund Shares Redeemed                                                  --               41              418               20
   Due to Advisor                                                        --                9              807              248
Accrued Expenses and Other Liabilities                                    5                3              199               24
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                                    5               53          244,087              739
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $       13,588   $       26,226   $    1,554,889   $      767,055
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                   644,730        2,229,458      119,320,358       59,780,265
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $        21.07   $        11.76   $        13.03   $        12.83
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $        7,990   $       16,053   $    1,453,849   $      628,995
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                    DFA
                                                                EMERGING           DFA            TWO-YEAR           DFA
                                                                MARKETS          ONE-YEAR          GLOBAL         FIVE-YEAR
                                                               SMALL CAP       FIXED INCOME     FIXED INCOME      GOVERNMENT
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
ASSETS:
Investments at Value                                         $      133,829   $    1,819,578   $    1,505,645   $      462,030
Cash                                                                     --               --               --                1
Receivables:
   Investment Securities Sold                                            --           42,100               --               --
   Dividends, Interest, and Tax Reclaims                                 --               --               --            3,870
   Fund Shares Sold                                                     265            1,787            2,191              276
Prepaid Expenses and Other Assets                                        14               34               34               51
                                                             --------------   --------------   --------------   --------------
     Total Assets                                                   134,108        1,863,499        1,507,870          466,228
                                                             --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                      257               --            1,157               --
   Fund Shares Redeemed                                                   8           43,887            1,034              471
   Due To Advisor                                                        49              154              124               77
Accrued Expenses and Other Liabilities                                    4               65               50               38
                                                             --------------   --------------   --------------   --------------
     Total Liabilities                                                  318           44,106            2,365              586
                                                             --------------   --------------   --------------   --------------
NET ASSETS                                                   $      133,790   $    1,819,393   $    1,505,505   $      465,642
                                                             ==============   ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                14,367,751      178,073,165      151,614,243       44,175,630
                                                             ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                           $         9.31   $        10.22   $         9.93   $        10.54
                                                             ==============   ==============   ==============   ==============
Investments at Cost                                          $      121,171   $    1,817,501   $    1,510,649   $      473,438
                                                             ==============   ==============   ==============   ==============

                                                                                   DFA              DFA
                                                                                FIVE-YEAR       INTERMEDIATE         DFA
                                                                                  GLOBAL         GOVERNMENT       SHORT-TERM
                                                                               FIXED INCOME     FIXED INCOME    MUNICIPAL BOND
                                                                                PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                              --------------   --------------   --------------
ASSETS:
Investments at Value                                                          $    1,100,983   $      331,449   $      304,724
Cash                                                                                      15                1               --
Receivables:
   Dividends, Interest, and Tax Reclaims                                              13,480            3,968            2,853
   Fund Shares Sold                                                                    1,447              131              311
Prepaid Expenses and Other Assets                                                         56               31               61
                                                                              --------------   --------------   --------------
     Total Assets                                                                  1,115,981          335,580          307,949
                                                                              --------------   --------------   --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                  375               39              214
   Unrealized Loss on Forward Currency Contracts                                         500               --               --
   Due To Advisor                                                                        231               28               34
Accrued Expenses and Other Liabilities                                                    98               30               40
                                                                              --------------   --------------   --------------
     Total Liabilities                                                                 1,204               97              288
                                                                              --------------   --------------   --------------
NET ASSETS                                                                    $    1,114,777   $      335,483   $      307,661
                                                                              ==============   ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                                107,608,799       28,967,325       30,771,826
                                                                              ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                                                  $        10.36   $        11.58   $        10.00
                                                                              ==============   ==============   ==============
Investments at Cost                                                           $    1,124,514   $      319,745   $      307,944
                                                                              ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                  U.S.           ENHANCED           U.S.             U.S.
                                                                 LARGE          U.S. LARGE       LARGE CAP         SMALL XM
                                                                COMPANY          COMPANY           VALUE            VALUE
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                       --   $          689   $        7,931   $          274
   Dividends                                                 $        9,432               --               --               --
   Interest                                                              94               --               --               --
   Income from Securities Lending                                        60               --               --               --
   Expenses Allocated from Master Funds                                (307)              --               --               --
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                       9,279              689            7,931              274
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Administrative Service Fees                                        1,242              121            1,482              190
   Accounting & Transfer Agent Fees                                     128                7               25                7
   Legal Fees                                                             8                1               10                1
   Audit Fees                                                             2                1                2                1
   Filing Fees                                                           18                9               26               10
   Shareholders' Reports                                                 19                1               26                1
   Directors' Fees and Expenses                                          10                1               19               --
   Other                                                                  2               --                2                1
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                1,429              141            1,592              211
        Fees Waived, Expenses Reimbursed and/or Previously
          Waived Fees Recovered by Advisor (Note C)                    (868)              --               --               18
                                                             --------------   --------------   --------------   --------------
   Net Expenses                                                         561              141            1,592              229
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       8,718              548            6,339               45
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                            --               --               --           11,498
   Net Realized Gain (Loss) on Investment Securities Sold              (563)            (998)             (49)            (622)
   Net Realized Gain (Loss) on Futures                                2,776               --               --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                           58,845            9,602          161,541              645
     Futures                                                           (603)              --               --               --
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                          60,455            8,604          161,492           11,521
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $       69,173   $        9,152   $      167,831   $       11,566
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                  U.S.             U.S.             U.S.             DFA
                                                               SMALL CAP          SMALL            MICRO         REAL ESTATE
                                                                 VALUE             CAP              CAP           SECURITIES
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                           $        4,789   $        1,647   $        2,512               --
   Dividends                                                             --               --               --   $       24,631
   Interest                                                              --               --               --               55
   Income from Securities Lending                                        --               --               --               18
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                       4,789            1,647            2,512           24,704
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                          --               --               --            1,336
   Administrative Service Fees                                        6,969            2,266            5,659               --
   Accounting & Transfer Agent Fees                                      30               17               18              268
   Custodian Fees                                                        --               --               --               42
   Legal Fees                                                            28                8               14                5
   Audit Fees                                                             5                2                4               19
   Filing Fees                                                           32               27               18               21
   Shareholders' Reports                                                 43               18               20                8
   Directors' Fees and Expenses                                          43               13                8                7
   Other                                                                 29                3                3                7
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                7,179            2,354            5,744            1,713
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                      (2,390)            (707)          (3,232)          22,991
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                       331,592              494           57,526               --
   Net Realized Gain (Loss) on Investment Securities Sold            (1,988)          (2,736)          55,555              (73)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                           82,960           57,771           18,211           23,553
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                         412,564           55,529          131,292           23,480
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $      410,174   $       54,822   $      128,060   $       46,471
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                              INTERNATIONAL       JAPANESE       PACIFIC RIM
                                                               LARGE CAP          SMALL            SMALL            SMALL
                                                             INTERNATIONAL       COMPANY          COMPANY          COMPANY
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Dividends and Tax Reclaims (Net of Foreign Taxes
     Withheld of $904, $1,696, $29 and $14, respectively)    $        8,876   $       15,502   $          391   $          511
   Interest                                                              55              114                4                3
   Income from Securities Lending                                       305            1,207               69               23
   Expenses Allocated from Master Funds                                  --           (1,654)             (53)             (47)
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                       9,236           15,169              411              490
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                         779               --               --               --
   Administrative Service Fees                                           --            2,301               78               54
   Accounting & Transfer Agent Fees                                     299               17               16               16
   Custodian Fees                                                       133               --               --               --
   Legal Fees                                                             3                7               --               --
   Audit Fees                                                            13                2                1                1
   Filing Fees                                                           15               23                9                6
   Shareholders' Reports                                                  9               18               --                1
   Directors' Fees and Expenses                                           3               14                1               --
   Other                                                                 15                8               --               --
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                1,269            2,390              105               78
        Fees Waived, Expenses Reimbursed and/or Previously
          Waived Fees Recovered by Advisor (Note C)                      --               --              (13)             (15)
                                                             --------------   --------------   --------------   --------------
   Net Expenses                                                       1,269            2,390               92               63
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       7,967           12,779              319              427
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold               733           14,155           (2,326)            (523)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        54                2                4                5
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                      41,414          114,888            8,986              126
   Translation of Foreign Currency Denominated
     Amounts                                                           (112)             (96)             (17)              --
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                42,089          128,949            6,647             (392)
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $       50,056   $      141,728   $        6,966   $           35
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                    DFA
                                                                 UNITED        CONTINENTAL     INTERNATIONAL
                                                                KINGDOM           SMALL          SMALL CAP         EMERGING
                                                             SMALL COMPANY       COMPANY           VALUE           MARKETS
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Dividends and Tax Reclaims (Net of Foreign Taxes
     Withheld of $19, $61, $2,078 and $1,506,
     respectively)                                           $          186   $          374   $       18,444   $       10,818
   Interest                                                               1                2              169               67
   Income from Securities Lending                                        --               30            1,052               --
   Expenses Allocated from Master Funds                                 (19)             (37)              --           (1,164)
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                         168              369           19,665            9,721
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                          --               --            4,529               --
   Administrative Service Fees                                           27               54               --            1,478
   Accounting & Transfer Agent Fees                                      16               16              412               34
   Custodian Fees                                                        --               --              385               --
   Legal Fees                                                            --                1                7                6
   Audit Fees                                                             1                1               29                1
   Filing Fees                                                            8               10               22               16
   Shareholders' Reports                                                  1                1               12                8
   Directors' Fees and Expenses                                          --               --               12                8
   Other                                                                 --                1               35                3
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                   53               84            5,443            1,554
        Fees Waived, Expenses Reimbursed and/or Previously
          Waived Fees Recovered by Advisor (Note C)                     (20)             (20)              --               --
                                                             --------------   --------------   --------------   --------------
   Net Expenses                                                          33               64            5,443            1,554
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                         135              305           14,222            8,167
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold               193              312           25,200            2,142
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        (5)               4              157             (563)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                       1,383            2,333          142,147           42,077
   Translation of Foreign Currency Denominated
     Amounts                                                              1               (4)              25              (57)
   Deferred Thailand Capital Gains Tax                                   --               --               --             (572)
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 1,572            2,645          167,529           43,027
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $        1,707   $        2,950   $      181,751   $       51,194
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                    DFA
                                                                EMERGING           DFA            TWO-YEAR           DFA
                                                                MARKETS          ONE-YEAR          GLOBAL         FIVE-YEAR
                                                               SMALL CAP       FIXED INCOME     FIXED INCOME      GOVERNMENT
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             --------------   --------------   --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA
     Investment Trust Company                                            --   $       10,911   $        7,498               --
   Dividends and Tax Reclaims (Net of Foreign Taxes
     Withheld of $253, $0 $0 and $0, respectively)           $        1,369               --               --               --
   Interest                                                              15               --               --   $        7,571
   Expenses Allocated from Master Funds                                (324)              --               --               --
                                                             --------------   --------------   --------------   --------------
        Total Investment Income                                       1,060           10,911            7,498            7,571
                                                             --------------   --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                          --               --               --              441
   Administrative Service Fees                                          254              863              682               --
   Accounting & Transfer Agent Fees                                      16               13               12               68
   Custodian Fees                                                        --               --               --               19
   Legal Fees                                                            --               21                7                3
   Audit Fees                                                             1                2                1               11
   Filing Fees                                                           10               26               34               15
   Shareholders' Reports                                                  1               34               29                7
   Directors' Fees and Expenses                                           1               14               12                2
   Other                                                                  1                3                6                3
                                                             --------------   --------------   --------------   --------------
        Total Expenses                                                  284              976              783              569
                                                             --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                         776            9,935            6,715            7,002
                                                             --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                            --            9,758           13,460               --
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                             6,063           (1,609)            (182)            (210)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        46               --               --               --
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                      (3,249)         (11,473)         (17,277)          (8,207)
   Translation of Foreign Currency Denominated
     Amounts                                                             (8)              --               --               --
   Deferred Thailand Capital Gains Tax                                  208               --               --               --
                                                             --------------   --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 3,060           (3,324)          (3,999)          (8,417)
                                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $        3,836   $        6,611   $        2,716   $       (1,415)
                                                             ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                   DFA              DFA
                                                                                FIVE-YEAR       INTERMEDIATE         DFA
                                                                                  GLOBAL         GOVERNMENT       SHORT-TERM
                                                                               FIXED INCOME     FIXED INCOME    MUNICIPAL BOND
                                                                                PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                              --------------   --------------   --------------
INVESTMENT INCOME
   Interest                                                                   $       17,441   $        8,036   $        2,591
                                                                              --------------   --------------   --------------
        Total Investment Income                                                       17,441            8,036            2,591
                                                                              --------------   --------------   --------------
EXPENSES
   Investment Advisory Services                                                        1,315              164              269
   Accounting & Transfer Agent Fees                                                      322               56               96
   Custodian Fees                                                                         41               14               12
   Legal Fees                                                                              6                3                2
   Audit Fees                                                                             23                9                4
   Filing Fees                                                                            20                9               21
   Shareholders' Reports                                                                   9                4                2
   Directors' Fees and Expenses                                                            8                1                3
   Other                                                                                  12                9               22
                                                                              --------------   --------------   --------------
        Total Expenses                                                                 1,756              269              431
        Fees Waived, Expenses Reimbursed and/or Previously
           Waived Fees Recovered by Advisor (Note C)                                      --               --              (28)
                                                                              --------------   --------------   --------------
   Net Expenses                                                                        1,756              269              403
                                                                              --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                                       15,685            7,767            2,188
                                                                              --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                             (1,599)             770              (17)
   Net Realized Gain (Loss) on Foreign Currency Transactions                              31               --               --
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                      (15,789)          (9,035)          (4,299)
   Translation of Foreign Currency Denominated Amounts                                  (492)              --               --
                                                                              --------------   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY                                                                        (17,849)          (8,265)          (4,316)
                                                                              --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 $       (2,164)  $         (498)  $       (2,128)
                                                                              ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           U.S. LARGE                     ENHANCED
                                                             COMPANY                 U.S. LARGE COMPANY
                                                            PORTFOLIO                    PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      8,718   $     13,446   $        548   $      1,592
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                  --             --             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                             (563)       (31,857)          (998)       (14,118)
   Net Realized Gain (Loss) on
    Futures                                               2,776          3,693             --             --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities                                 58,845        133,557          9,602         31,567
   Futures                                                 (603)          (840)            --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            69,173        117,999          9,152         19,041
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                 (8,371)       (12,490)          (749)        (1,697)
   Net Short-Term Gains                                      --             --             --             --
   Net Long-Term Gains                                       --             --             --             --
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                  (8,371)       (12,490)          (749)        (1,697)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        227,722        318,836         39,544         67,037
   Shares Issued in Lieu of Cash
    Distributions                                         8,080         11,941            743          1,634
   Shares Redeemed                                      (81,242)      (194,790)       (17,640)       (45,855)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                        154,560        135,987         22,647         22,816
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           215,362        241,496         31,050         40,160

NET ASSETS
   Beginning of Period                                1,017,265        775,769        141,489        101,329
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  1,232,627   $  1,017,265   $    172,539   $    141,489
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                          6,928         11,359          4,416          8,890
   Shares Issued in Lieu of
    Cash Distributions                                      249            435             83            225
   Shares Redeemed                                       (2,471)        (7,302)        (1,977)        (6,000)
                                                   ------------   ------------   ------------   ------------
                                                          4,706          4,492          2,522          3,115
                                                   ============   ============   ============   ============

                                                           U.S. LARGE                   U.S. SMALL XM
                                                            CAP VALUE                       VALUE
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      6,339   $     19,207   $         45   $        279
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                  --             --         11,498          6,234
   Net Realized Gain (Loss) on
    Investment Securities Sold                              (49)       (11,022)          (622)          (571)
   Net Realized Gain (Loss) on
    Futures                                                  --             --             --             --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities                                161,541        260,888            645         19,021
   Futures                                                   --             --             --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                           167,831        269,073         11,566         24,963
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                (11,842)       (17,524)          (423)          (444)
   Net Short-Term Gains                                      --             --         (6,051)            --
   Net Long-Term Gains                                       --             --         (5,912)        (6,874)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (11,842)       (17,524)       (12,386)        (7,318)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        378,914        508,735         42,647         17,864
   Shares Issued in Lieu of Cash
    Distributions                                        11,476         17,143         12,293          7,311
   Shares Redeemed                                     (117,544)      (244,710)       (19,559)       (12,850)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                        272,846        281,168         35,381         12,325
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           428,835        532,717         34,561         29,970

NET ASSETS
   Beginning of Period                                1,709,428      1,176,711         96,924         66,954
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  2,138,263   $  1,709,428   $    131,485   $     96,924
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         21,692         36,285          2,886          1,391
   Shares Issued in Lieu of
    Cash Distributions                                      671          1,253            880            687
   Shares Redeemed                                       (6,752)       (17,987)        (1,334)        (1,070)
                                                   ------------   ------------   ------------   ------------
                                                         15,611         19,551          2,432          1,008
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                                                          U.S. SMALL CAP                  U.S. SMALL
                                                              VALUE                          CAP
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $     (2,390)  $     14,560   $       (707)  $      4,078
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                             331,592        217,230            494             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                           (1,988)       (35,531)        (2,736)        (9,794)
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities                                 82,960      1,099,617         57,771        303,474
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                           410,174      1,295,876         54,822        297,758
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                (15,429)       (12,117)        (4,681)        (3,458)
   Net Short-Term Gains                                 (51,847)            --           (494)            --
   Net Long-Term Gains                                 (216,189)      (271,483)            --         (4,842)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                (283,465)      (283,600)        (5,175)        (8,300)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        721,387        859,057        486,865        339,446
   Shares Issued in Lieu of Cash
    Distributions                                       275,232        279,462          4,957          8,065
   Shares Redeemed                                     (565,022)      (913,699)      (151,880)      (149,814)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from
    Capital Share Transactions                          431,597        224,820        339,942        197,697
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           558,306      1,237,096        389,589        487,155

NET ASSETS
   Beginning of Period                                4,209,747      2,972,651      1,134,027        646,872
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  4,768,053   $  4,209,747   $  1,523,616   $  1,134,027
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         29,957         47,932         28,063         25,828
   Shares Issued in Lieu of
    Cash Distributions                                   12,189         17,812            299            704
   Shares Redeemed                                      (23,740)       (52,635)        (8,778)       (11,911)
                                                   ------------   ------------   ------------   ------------
                                                         18,406         13,109         19,584         14,621
                                                   ============   ============   ============   ============

                                                            U.S. MICRO                 DFA REAL ESTATE
                                                               CAP                        SECURITIES
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $     (3,232)  $      4,910   $     22,991   $     22,917
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                              57,526         22,183             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                           55,555          2,669            (73)         6,763
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities                                 18,211        843,705         23,553        136,132
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                           128,060        873,467         46,471        165,812
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                 (5,488)        (2,812)       (35,650)       (20,722)
   Net Short-Term Gains                                 (35,761)            --           (256)            --
   Net Long-Term Gains                                  (33,946)       (24,249)        (1,406)        (2,261)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (75,195)       (27,061)       (37,312)       (22,983)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        395,488        566,975        206,236        289,454
   Shares Issued in Lieu of Cash
    Distributions                                        72,116         26,396         36,668         22,586
   Shares Redeemed                                     (406,743)      (426,402)       (79,935)       (84,728)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from
    Capital Share Transactions                           60,861        166,969        162,969        227,312
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           113,726      1,013,375        172,128        370,141

NET ASSETS
   Beginning of Period                                2,622,847      1,609,472        783,405        413,264
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  2,736,573   $  2,622,847   $    955,533   $    783,405
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         28,457         56,707         10,908         17,797
   Shares Issued in Lieu of
    Cash Distributions                                    5,530          3,041          1,993          1,588
   Shares Redeemed                                      (29,402)       (40,652)        (4,271)        (5,421)
                                                   ------------   ------------   ------------   ------------
                                                          4,585         19,096          8,630         13,964
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                                                            LARGE CAP                   INTERNATIONAL
                                                          INTERNATIONAL                 SMALL COMPANY
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      7,967   $      8,058   $     12,779   $     12,506
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         733             --         14,155         10,185
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             54             99              2            309
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency                                             41,414         81,602        114,888        249,662
   Translation of Foreign Currency
    Denominated Amounts                                    (112)            21            (96)           102
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            50,056         89,780        141,728        272,764
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                 (9,522)        (5,772)       (15,304)        (8,564)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                  (9,522)        (5,772)       (15,304)        (8,564)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        163,365        179,697        281,221        281,724
   Shares Issued in Lieu of Cash
    Distributions                                         9,243          5,551         15,304          8,551
   Shares Redeemed                                      (42,457)      (102,500)       (82,073)      (109,166)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                        130,151         82,748        214,452        181,109
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           170,685        166,756        340,876        445,309

NET ASSETS
   Beginning of Period                                  504,123        337,367        909,887        464,578
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $    674,808   $    504,123   $  1,250,763   $    909,887
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         10,498         14,472         23,387         31,592
   Shares Issued in Lieu of
    Cash Distributions                                      615            483          1,381          1,199
   Shares Redeemed                                       (2,702)        (8,433)        (6,748)       (12,776)
                                                   ------------   ------------   ------------   ------------
                                                          8,411          6,522         18,020         20,015
                                                   ============   ============   ============   ============

                                                           JAPANESE                     PACIFIC RIM
                                                         SMALL COMPANY                 SMALL COMPANY
                                                           PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        319   $        381   $        427   $        809
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      (2,326)       (19,891)          (523)        (6,175)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                              4              7              5              6
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency                                              8,986         30,910            126         15,862
   Translation of Foreign Currency
    Denominated Amounts                                     (17)            --             --              1
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             6,966         11,407             35         10,503
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                   (396)          (575)          (828)        (2,468)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                    (396)          (575)          (828)        (2,468)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                         24,910          8,796         10,249          5,381
   Shares Issued in Lieu of Cash
    Distributions                                           396            575            828          2,468
   Shares Redeemed                                       (5,586)       (49,309)        (5,573)       (49,691)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                         19,720        (39,938)         5,504        (41,842)
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                            26,290        (29,106)         4,711        (33,807)

NET ASSETS
   Beginning of Period                                   22,713         51,819         20,378         54,185
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $     49,003   $     22,713   $     25,089   $     20,378
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                          2,033            906            807            530
   Shares Issued in Lieu of
    Cash Distributions                                       37             82             71            328
   Shares Redeemed                                         (431)        (5,808)          (442)        (6,018)
                                                   ------------   ------------   ------------   ------------
                                                          1,639         (4,820)           436         (5,160)
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.


                                                         UNITED KINGDOM               CONTINENTAL SMALL
                                                          SMALL COMPANY                    COMPANY
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        135   $        476   $        305   $        643
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         193           (102)           312          3,377
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                    (5)             3              4             76
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency                                              1,383          4,688          2,333          6,875
   Translation of Foreign Currency
    Denominated Amounts                                       1              1             (4)           (17)
   Deferred Thailand Capital Gains Tax                       --             --             --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in
    Net Assets Resulting from Operations                  1,707          5,066          2,950         10,954
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                   (506)        (1,017)          (770)        (1,497)
   Net Short-Term Gains                                      --             --           (290)          (305)
   Net Long-Term Gains                                       --           (599)        (3,085)        (2,582)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                    (506)        (1,616)        (4,145)        (4,384)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                          1,453          1,791          4,752          4,919
   Shares Issued in Lieu of Cash
    Distributions                                           506          1,616          4,145          4,384
   Shares Redeemed                                       (1,781)       (23,633)        (5,852)       (52,240)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                            178        (20,226)         3,045        (42,937)
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                             1,379        (16,776)         1,850        (36,367)

NET ASSETS
   Beginning of Period                                   12,209         28,985         24,376         60,743
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $     13,588   $     12,209   $     26,226   $     24,376
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                             69            118            405            510
   Shares Issued in Lieu of
    Cash Distributions                                       27            122            384            528
   Shares Redeemed                                          (85)        (1,641)          (494)        (5,903)
                                                   ------------   ------------   ------------   ------------
                                                             11         (1,401)           295         (4,865)
                                                   ============   ============   ============   ============

                                                               DFA
                                                          INTERNATIONAL
                                                         SMALL CAP VALUE              EMERGING MARKETS
                                                            PORTFOLIO                    PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $     14,222   $     13,221   $      8,167   $      7,421
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      25,200         10,593          2,142         (5,984)
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                   157            438           (563)          (276)
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency                                            142,146        333,818         42,077        144,491
   Translation of Foreign Currency
    Denominated Amounts                                      25             39            (57)             9
   Deferred Thailand Capital Gains Tax                       --             --           (572)        (1,778)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in
    Net Assets Resulting from Operations                181,750        358,109         51,194        143,883
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                (18,543)       (11,202)        (7,854)        (4,473)
   Net Short-Term Gains                                    (197)            --             --             --
   Net Long-Term Gains                                   (8,285)            --             --             --
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (27,025)       (11,202)        (7,854)        (4,473)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        381,417        332,252        176,412        178,201
   Shares Issued in Lieu of Cash
    Distributions                                        27,025         11,202          7,815          4,452
   Shares Redeemed                                     (103,975)      (171,201)       (54,588)       (61,853)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                        304,467        172,253        129,639        120,800
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           459,192        519,160        172,979        260,210

NET ASSETS
   Beginning of Period                                1,095,697        576,537        594,076        333,866
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  1,554,889   $  1,095,697   $    767,055   $    594,076
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         30,024         35,708         13,197         17,445
   Shares Issued in Lieu of
    Cash Distributions                                    2,332          1,564            622            528
   Shares Redeemed                                       (8,111)       (19,920)        (4,086)        (6,524)
                                                   ------------   ------------   ------------   ------------
                                                         24,245         17,352          9,733         11,449
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                                                         EMERGING MARKETS               DFA ONE-YEAR
                                                            SMALL CAP                   FIXED INCOME
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        776   $        831   $      9,935   $     18,271
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                  --             --          9,758         12,033
   Net Realized Gain (Loss) on
    Investment Securities Sold                            6,063            637         (1,609)        (1,382)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                            46            (90)            --             --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency                                     (3,249)        20,926        (11,473)        (8,369)
   Translation of Foreign Currency
    Denominated Amounts                                      (8)            (1)            --             --
   Deferred Thailand Capital Gains Tax                      208           (486)            --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                            3,836         21,817          6,611         20,553
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                   (953)          (338)       (10,331)       (18,230)
   Net Short-Term Gains                                    (216)            --         (9,586)       (12,023)
   Net Long-Term Gains                                     (432)          (273)            --             --
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                  (1,601)          (611)       (19,917)       (30,253)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                         54,967         41,560        844,794      1,051,658
   Shares Issued in Lieu of Cash
    Distributions                                         1,598            609         18,579         28,015
   Shares Redeemed                                       (9,363)        (5,538)      (485,410)      (607,544)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from
    Capital Share Transactions                           47,202         36,631        377,963        472,129
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                            49,437         57,837        364,657        462,429

NET ASSETS
   Beginning of Period                                   84,353         26,516      1,454,736        992,307
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $    133,790   $     84,353   $  1,819,393   $  1,454,736
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                          5,491          5,844         82,341        101,940
   Shares Issued in Lieu of
    Cash Distributions                                      174            106          1,816          2,725
   Shares Redeemed                                         (953)          (799)       (47,324)       (58,921)
                                                   ------------   ------------   ------------   ------------
                                                          4,712          5,151         36,833         45,744
                                                   ============   ============   ============   ============

                                                           DFA TWO-YEAR                 DFA FIVE-YEAR
                                                       GLOBAL FIXED INCOME               GOVERNMENT
                                                            PORTFOLIO                    PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      6,715   $     16,557   $      7,002   $     11,583
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                              13,460         10,965             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                             (182)          (338)          (210)        15,782
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                            --             --             --             --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency                                    (17,277)        (7,700)        (8,207)       (14,993)
   Translation of Foreign Currency
    Denominated Amounts                                      --             --             --             --
   Deferred Thailand Capital Gains Tax                       --             --             --
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                            2,716         19,484         (1,415)        12,372
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                 (9,179)       (28,481)        (6,797)       (11,597)
   Net Short-Term Gains                                 (13,106)            --           (429)            --
   Net Long-Term Gains                                       --             --        (13,164)            --
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (22,285)       (28,481)       (20,390)       (11,597)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        451,893        571,993        121,694        186,798
   Shares Issued in Lieu of Cash
    Distributions                                        22,151         28,145         20,199         11,482
   Shares Redeemed                                     (144,042)      (195,283)       (57,438)      (111,353)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from
    Capital Share Transactions                          330,002        404,855         84,455         86,927
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           310,433        395,858         62,650         87,702

NET ASSETS
   Beginning of Period                                1,195,072        799,214        402,992        315,290
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  1,505,505   $  1,195,072   $    465,642   $    402,992
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         45,157         56,679         11,302         16,715
   Shares Issued in Lieu of
    Cash Distributions                                    2,218          2,800          1,900          1,032
   Shares Redeemed                                      (14,359)       (19,330)        (5,295)       (10,015)
                                                   ------------   ------------   ------------   ------------
                                                         33,016         40,149          7,907          7,732
                                                   ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                                                                                             DFA
                                                              DFA                        INTERMEDIATE
                                                           FIVE-YEAR                      GOVERNMENT
                                                       GLOBAL FIXED INCOME               FIXED INCOME
                                                           PORTFOLIO                       PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                      ENDED          ENDED          ENDED          ENDED
                                                     MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                                       2004           2003           2004           2003
                                                   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $     15,685   $     26,914   $      7,767   $     14,622
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      (1,599)        37,435            770          7,497
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             31           (826)            --             --
Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency          (15,789)       (30,554)        (9,035)        (6,149)
   Translation of Foreign Currency
    Denominated Amounts                                    (492)           708             --             --
                                                   ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          (2,164)        33,677           (498)        15,970
                                                   ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                (14,476)       (28,456)        (7,334)       (15,142)
   Net Short-Term Gains                                  (7,366)        (4,472)          (630)            --
   Net Long-Term Gains                                  (30,042)        (2,655)        (6,872)        (4,808)
                                                   ------------   ------------   ------------   ------------
    Total Distributions                                 (51,884)       (35,583)       (14,836)       (19,950)
                                                   ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        270,601        390,384         40,804        110,106
   Shares Issued in Lieu of Cash Distributions           51,515         35,163         14,736         19,335
   Shares Redeemed                                     (122,728)      (215,919)       (20,957)      (109,286)
                                                   ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital
    Share Transactions                                  199,386        209,628         34,583         20,155
                                                   ------------   ------------   ------------   ------------
    Total Increase (Decrease)                           145,338        207,722         19,249         16,175

NET ASSETS
   Beginning of Period                                  969,439        761,717        316,234        300,059
                                                   ------------   ------------   ------------   ------------
   End of Period                                   $  1,114,777   $    969,439   $    335,483   $    316,234
                                                   ============   ============   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         25,549         35,473          3,439          8,969
   Shares Issued in Lieu of Cash Distributions            4,900          3,238          1,242          1,573
   Shares Redeemed                                      (11,583)       (19,651)        (1,764)        (8,700)
                                                   ------------   ------------   ------------   ------------
                                                         18,866         19,060          2,917          1,842
                                                   ============   ============   ============   ============


                                                              DFA
                                                           SHORT-TERM
                                                         MUNICIPAL BOND
                                                            PORTFOLIO
                                                   ---------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                     MAY 31,        NOV. 30,
                                                       2004           2003
                                                   ------------   ------------
                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      2,188   $      2,288
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         (17)            --
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             --             --
Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency           (4,299)         1,434
   Translation of Foreign Currency
    Denominated Amounts                                      --             --
                                                   ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          (2,128)         3,722
                                                   ------------   ------------
Distributions From:
   Net Investment Income                                 (2,054)        (2,097)
   Net Short-Term Gains                                      --             --
   Net Long-Term Gains                                       --             --
                                                   ------------   ------------
    Total Distributions                                  (2,054)        (2,097)
                                                   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                        121,458        159,528
   Shares Issued in Lieu of Cash Distributions            2,040          2,083
   Shares Redeemed                                      (25,044)       (28,666)
                                                   ------------   ------------
   Net Increase (Decrease) from Capital
    Share Transactions                                   98,454        132,945
                                                   ------------   ------------
    Total Increase (Decrease)                            94,272        134,570

NET ASSETS
   Beginning of Period                                  213,389         78,819
                                                   ------------   ------------
   End of Period                                   $    307,661   $    213,389
                                                   ============   ============

(1)SHARES ISSUED AND REDEEMED:
   Shares Issued                                         11,987         15,782
   Shares Issued in Lieu of Cash Distributions              202            206
   Shares Redeemed                                       (2,474)        (2,837)
                                                   ------------   ------------
                                                          9,715         13,151
                                                   ============   ============

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. LARGE COMPANY PORTFOLIO
                                      -------------------------------------------------------------------------------------------
                                       SIX MONTHS           YEAR           YEAR           YEAR           YEAR            YEAR
                                          ENDED            ENDED          ENDED          ENDED          ENDED           ENDED
                                         MAY 31,          NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                          2004              2003           2002           2001           2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of Period  $       31.16    $       27.56   $      33.51   $      38.70   $       41.08   $      34.61
                                      -------------    -------------   ------------   ------------   -------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.24             0.47           0.42           0.42            0.43           0.45
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.85             3.57          (5.95)         (5.19)          (2.16)          6.67
                                      -------------    -------------   ------------   ------------   -------------   ------------
    Total From Investment Operations           2.09             4.04          (5.53)         (4.77)          (1.73)          7.12
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.25)           (0.44)         (0.42)         (0.42)          (0.40)         (0.48)
   Net Realized Gains                            --               --             --             --           (0.25)         (0.17)
   Tax Return of Capital                         --               --             --             --              --             --
                                      -------------    -------------   ------------   ------------   -------------   ------------
    Total Distributions                       (0.25)           (0.44)         (0.42)         (0.42)          (0.65)         (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $       33.00    $       31.16   $      27.56   $      33.51   $       38.70   $      41.08
=================================================================================================================================
Total Return                                   6.71%#          14.90%        (16.64)%       (12.41)%         (4.33)%        20.76%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands) $   1,232,627    $   1,017,265   $    775,769   $    851,921   $   1,037,593   $    896,404
Ratio of Expenses to Average Net
   Assets**                                    0.15%*           0.15%          0.15%          0.15%           0.15%          0.15%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived
   fees)**                                     0.30%*           0.30%          0.30%          0.30%           0.32%          0.31%
Ratio of Net Investment Income to
   Average Net Assets                          1.51%*           1.66%          1.43%          1.16%           1.02%          1.18%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers and assumption of expenses
   and/or recovery of previously
   waived fees)                                1.36%*           1.51%          1.28%          1.01%           0.85%          1.02%
Portfolio Turnover Rate                         N/A              N/A            N/A            N/A             N/A            N/A
Portfolio Turnover Rate of Master
   Fund Series                                    1%#              8%            11%             8%              8%             4%
---------------------------------------------------------------------------------------------------------------------------------

                                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                       SIX MONTHS         YEAR           YEAR             YEAR           YEAR           YEAR
                                          ENDED           ENDED          ENDED            ENDED          ENDED          ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,         NOV. 30,       NOV. 30,       NOV. 30,
                                          2004            2003           2002             2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of Period  $       8.42    $       7.41   $       8.91     $      11.91   $      15.12   $      14.27
                                      ------------    ------------   ------------     ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)               0.03            0.10           0.16             0.06           1.46           1.54
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                 0.52            1.02          (1.52)           (1.27)         (2.00)          1.12
                                      ------------    ------------   ------------     ------------   ------------   ------------
    Total From Investment Operations          0.55            1.12          (1.36)           (1.21)         (0.54)          2.66
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                     (0.04)          (0.11)         (0.14)           (0.68)         (1.26)         (1.14)
   Net Realized Gains                           --              --             --            (0.75)         (1.41)         (0.67)
   Tax Return of Capital                        --              --             --            (0.36)            --             --
                                      ------------    ------------   ------------     ------------   ------------   ------------
    Total Distributions                      (0.04)          (0.11)         (0.14)           (1.79)         (2.67)         (1.81)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $       8.93    $       8.42   $       7.41     $       8.91   $      11.91   $      15.12
================================================================================================================================
Total Return                                  6.45%#         15.39%        (15.40)%         (11.90)%        (4.84)%        20.31%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands) $    172,539    $    141,489   $    101,329     $     90,780   $     89,878   $    102,200
Ratio of Expenses to Average Net
   Assets**                                   0.36%*          0.36%          0.37%            0.39%          0.40%          0.40%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived
   fees)**                                    0.36%*          0.36%          0.37%            0.39%          0.40%          0.40%
Ratio of Net Investment Income to
   Average Net Assets                         0.68%*          1.32%          2.00%            0.36%         10.58%          6.27%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                    0.68%*          1.32%          2.00%            0.36%         10.58%          6.27%
Portfolio Turnover Rate                        N/A             N/A            N/A              N/A            N/A            N/A
Portfolio Turnover Rate of Master
   Fund Series                                  69%#           138%           183%             122%            71%            82%
--------------------------------------------------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                       ----------------------------------------------------------------------------------------
                                        SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                          ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                         MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                           2004            2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period   $      16.14    $      13.63   $      16.97   $      18.36   $      20.09   $      20.21
                                       ------------    ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.06            0.20           0.19           0.29           0.36           0.34
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.51            2.50          (1.51)          1.46           0.10           0.54
                                       ------------    ------------   ------------   ------------   ------------   ------------
    Total From Investment Operations           1.57            2.70          (1.32)          1.75           0.46           0.88
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.11)          (0.19)         (0.21)         (0.30)         (0.36)         (0.35)
   Net Realized Gains                            --              --          (1.81)         (2.84)         (1.83)         (0.65)
                                       ------------    ------------   ------------   ------------   ------------   ------------
    Total Distributions                       (0.11)          (0.19)         (2.02)         (3.14)         (2.19)         (1.00)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $      17.60    $      16.14   $      13.63   $      16.97   $      18.36   $      20.09
===============================================================================================================================
Total Return                                   9.74%#         20.10%         (8.77)%        10.83%          2.85%          4.51%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $  2,138,263    $  1,709,428   $  1,176,711   $  1,166,611   $  1,245,177   $  1,177,762
Ratio of Expenses to Average Net
   Assets**                                    0.31%*          0.30%          0.32%          0.31%          0.33%          0.33%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived
   fees)**                                     0.31%*          0.30%          0.32%          0.31%          0.33%          0.33%
Ratio of Net Investment Income to
   Average Net Assets                          0.64%*          1.34%          1.25%          1.59%          1.97%          1.63%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                     0.64%*          1.34%          1.25%          1.59%          1.97%          1.63%
Portfolio Turnover Rate                         N/A             N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
   Fund Series                                    2%#             7%             9%             6%            26%            43%
-------------------------------------------------------------------------------------------------------------------------------

                                                             U.S. SMALL XM VALUE PORTFOLIO
                                       -------------------------------------------------------------------------
                                        SIX MONTHS         YEAR           YEAR           YEAR         FEB. 23,
                                          ENDED           ENDED          ENDED          ENDED            TO
                                         MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                           2004            2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period   $      15.14    $      12.41   $      13.03   $      11.06   $      10.00
                                       ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.01            0.05           0.07           0.14           0.15
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.49            4.12           0.18           2.38           0.91
                                       ------------    ------------   ------------   ------------   ------------
    Total From Investment Operations           1.50            4.17           0.25           2.52           1.06
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)          (0.09)         (0.12)         (0.18)            --
   Net Realized Gains                         (1.70)          (1.35)         (0.75)         (0.37)            --
                                       ------------    ------------   ------------   ------------   ------------
    Total Distributions                       (1.76)          (1.44)         (0.87)         (0.55)            --
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $      14.88    $      15.14   $      12.41   $      13.03   $      11.06
================================================================================================================
Total Return                                  10.68%#         38.43%          1.77%         23.77%         10.60%#
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $    131,485    $     96,924   $     66,954   $     69,130   $     67,638
Ratio of Expenses to Average Net
   Assets**                                    0.50%*          0.47%          0.50%          0.47%          0.50%*
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived
   fees)**                                     0.47%*          0.48%          0.52%          0.47%          0.85%*
Ratio of Net Investment Income to
   Average Net Assets                          0.07%*          0.41%          0.73%          1.03%          8.77%*
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                     0.10%*          0.40%          0.71%          1.03%          8.42%*
Portfolio Turnover Rate                         N/A             N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
   Fund Series                                   23%#            43%            34%             8%            26%(a)
----------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series.
(a)  For the year ended November 30, 2000.

                 See accompanying Notes to Financial Statements.

                                                                     U.S. SMALL CAP VALUE PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                              (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      23.26      $      17.70     $      21.11     $      18.79     $      19.17     $      19.09
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                           (0.01)             0.08             0.08             0.12             0.12             0.09
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       2.23              7.21             0.19             3.95             1.11             1.52
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       2.22              7.29             0.27             4.07             1.23             1.61
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.09)            (0.07)           (0.12)           (0.13)           (0.10)           (0.08)
   Net Realized Gains                (1.48)            (1.66)           (3.56)           (1.62)           (1.51)           (1.45)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (1.57)            (1.73)           (3.68)           (1.75)           (1.61)           (1.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      23.91      $      23.26     $      17.70     $      21.11     $      18.79     $      19.17
================================================================================================================================
Total Return                          9.93%#           45.92%            0.71%           23.47%            6.99%            9.39%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  4,768,053      $  4,209,747     $  2,972,651     $  2,914,661     $  2,633,943     $  2,621,646
Ratio of Expenses to Average
   Net Assets**                       0.56%*            0.56%            0.56%            0.56%            0.56%            0.58%
Ratio of Net Investment
   Income to Average Net
   Assets                            (0.10)%*           0.46%            0.42%            0.54%            0.60%            0.49%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                   13%#              35%              30%              13%              32%              29%
--------------------------------------------------------------------------------------------------------------------------------

                                                                   U.S. SMALL CAP PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
------------------------------------------------------------------------------------------------------------------------------
                              (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      16.52      $      11.97     $      14.43     $      14.27     $      14.68     $      13.77
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                              --              0.06             0.07             0.09             0.08             0.08
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.83              4.65            (1.16)            1.57             0.78             2.18
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.83              4.71            (1.09)            1.66             0.86             2.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.07)            (0.07)           (0.08)           (0.09)           (0.08)           (0.07)
   Net Realized Gains                (0.01)            (0.09)           (1.29)           (1.41)           (1.19)           (1.28)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.08)            (0.16)           (1.37)           (1.50)           (1.27)           (1.35)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      17.27      $      16.52     $      11.97     $      14.43     $      14.27     $      14.68
================================================================================================================================
Total Return                          5.01%#           39.89%           (8.73)%          12.70%            6.09%           18.26%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,523,616      $  1,134,027     $    646,872     $    784,278     $    585,873     $    398,665
Ratio of Expenses to Average
   Net Assets**                       0.41%*            0.42%            0.41%            0.42%            0.43%            0.43%
Ratio of Net Investment
   Income to Average Net
   Assets                            (0.10)%*           0.52%            0.47%            0.62%            0.63%            0.62%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    7%#              16%              34%              13%              38%              29%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                   U.S. MICRO CAP PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      13.34      $       9.07     $      11.09     $      11.93     $      12.54     $      10.65
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                           (0.02)             0.03             0.03             0.05             0.04             0.04
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.66              4.40            (0.29)            1.59             0.61             2.00
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.64              4.43            (0.26)            1.64             0.65             2.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.03)            (0.02)           (0.05)           (0.05)           (0.04)           (0.02)
   Net Realized Gains                (0.35)            (0.14)           (1.71)           (2.43)           (1.22)           (0.13)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.38)            (0.16)           (1.76)           (2.48)           (1.26)           (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      13.60      $      13.34     $       9.07     $      11.09     $      11.93     $      12.54
================================================================================================================================
Total Return                          4.93%#           49.69%           (3.31)%          17.22%            5.36%           19.47%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  2,736,573      $  2,622,847     $  1,609,472     $  1,606,367     $  1,443,412     $  1,322,590
Ratio of Expenses to Average
   Net Assets                         0.56%*(a)         0.56%(a)         0.56%(a)         0.56%(a)         0.56%(a)         0.61%(a)
Ratio of Net Investment
   Income to Average Net
   Assets                            (0.23)%*           0.25%            0.24%            0.41%            0.34%            0.30%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                   14%#              19%              19%              14%              37%              23%
--------------------------------------------------------------------------------------------------------------------------------

                                                             DFA REAL ESTATE SECURITIES PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      18.80      $      14.91     $      15.02     $      13.51     $      11.50     $      13.00
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.54              0.64             0.54             0.82             0.76             0.77
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.52              4.08             0.18             1.49             1.90            (1.62)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.06              4.72             0.72             2.31             2.66            (0.85)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.71)            (0.75)           (0.75)           (0.80)           (0.65)           (0.65)
   Net Realized Gains                (0.16)            (0.08)           (0.08)              --                                --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.87)            (0.83)           (0.83)           (0.80)           (0.65)           (0.65)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      18.99      $      18.80     $      14.91     $      15.02     $      13.51     $      11.50
================================================================================================================================
Total Return                          5.87%#           33.48%            5.36%           17.76%           24.49%           (6.75)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    955,533       $   783,405     $    413,264     $    283,732     $    210,231     $    130,039
Ratio of Expenses to Average
   Net Assets                         0.38%*            0.41%            0.42%            0.43%            0.45%            0.47%
Ratio of Net Investment
   Income to Average Net
   Assets                             5.16%*            4.19%            4.71%            5.55%            6.06%            6.82%
Portfolio Turnover Rate                  0%#               2%               2%               6%               7%               8%
Portfolio Turnover Rate of
   Master Fund Series                  N/A+              N/A+             N/A+             N/A+             N/A+             N/A+
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
N/A+ Not applicable, as the DFA Real Estate Securities Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      14.65      $      12.10     $      13.90     $      17.30     $      19.41     $      16.28
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.18              0.25             0.22             0.25             0.23             0.20
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       1.19              2.51            (1.79)           (3.38)           (1.96)            3.19
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.37              2.76            (1.57)           (3.13)           (1.73)            3.39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.26)            (0.21)           (0.23)           (0.22)           (0.21)           (0.26)
   Net Realized Gains                   --                --               --            (0.05)           (0.17)              --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.26)            (0.21)           (0.23)           (0.27)           (0.38)           (0.26)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      15.76      $      14.65     $      12.10     $      13.90     $      17.30     $      19.41
================================================================================================================================
Total Return                          9.42%#           23.32%          (11.50)%         (18.42)%          (9.19)%          21.12%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    674,808      $    504,123     $    337,367     $    344,871     $    358,638     $    268,340
Ratio of Expenses to Average
   Net Assets                         0.41%*            0.43%            0.44%            0.45%            0.47%            0.53%
Ratio of Net Investment
   Income to Average Net
   Assets                             2.56%*            2.10%            1.74%            1.65%            1.21%            1.38%
Portfolio Turnover Rate                  0%#               1%               9%               4%               1%               2%
--------------------------------------------------------------------------------------------------------------------------------

                                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      11.00      $       7.41     $       7.67     $       8.49     $       9.13     $       7.82
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.13              0.16             0.14             0.15             0.17             0.15
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       1.46              3.57            (0.25)           (0.67)           (0.62)            1.31
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.59              3.73            (0.11)           (0.52)           (0.45)            1.46
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.18)            (0.14)           (0.15)           (0.17)           (0.19)           (0.15)
   Net Realized Gains                   --                --               --            (0.13)              --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.18)            (0.14)           (0.15)           (0.30)           (0.19)           (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      12.41      $      11.00     $       7.41     $       7.67     $       8.49     $       9.13
================================================================================================================================
Total Return                         14.62%#           51.28%           (1.39)%          (6.36)%          (5.01)%          19.07%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,250,763      $    909,887     $    464,578     $    356,200     $    309,060     $    250,442
Ratio of Expenses to Average
   Net Assets                         0.70%*(a)         0.71%(a)         0.71%(a)         0.72%(a)         0.71%(a)         0.75%(a)
Ratio of Net Investment
   Income to Average Net
   Assets                             2.22%*            1.97%            1.83%            2.02%            2.10%            1.76%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                               JAPANESE SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,       NOV. 30,           NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      10.80      $       7.49     $       8.42     $       9.90     $      11.11     $       9.10
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.18              0.05             0.06             0.09             0.10             0.05
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       2.31              3.35            (0.90)           (1.46)           (1.24)            2.02
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       2.49              3.40            (0.84)           (1.37)           (1.14)            2.07
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.19)            (0.09)           (0.09)           (0.11)           (0.07)           (0.06)
   Net Realized Gains                   --                --               --               --               --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.19)            (0.09)           (0.09)           (0.11)           (0.07)           (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      13.10      $      10.80     $       7.49     $       8.42     $       9.90     $      11.11
================================================================================================================================
Total Return                         23.40%#           46.01%           (9.96)%         (13.94)%         (10.23)%          22.96%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $     49,003      $     22,713     $     51,819     $     76,570     $    101,115     $    144,533
Ratio of Expenses to Average
   Net Assets**                       0.75%*            0.75%            0.74%            0.74%            0.72%            0.73%
Ratio of Expenses to Average
   Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery
   of previously waived
   fees)**                            0.82%*            0.85%            0.75%            0.74%            0.72%            0.73%
Ratio of Net Investment
   Income to Average Net
   Assets                             1.63%*            1.18%            0.76%            0.93%            0.93%            0.61%
Ratio of Net Investment
   Income to Average Net
   Assets (excluding waivers
   and assumption of expenses
   and/or recovery of
   previously waived fees)**          1.56%*            1.08%            0.75%            0.93%            0.93%            0.61%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    1%#              16%               5%               9%               5%               6%
--------------------------------------------------------------------------------------------------------------------------------

                                                              PACIFIC RIM SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR            YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                  2004              2003             2002             2001             2000            1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      12.10      $       7.92     $       7.70     $       7.89     $       9.76     $       6.55
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.36             (0.13)            0.24             0.25             0.34             0.20
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.15)             4.69             0.27            (0.06)           (1.80)            3.23
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.21              4.56             0.51             0.19            (1.46)            3.43
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.47)            (0.38)           (0.29)           (0.38)           (0.41)           (0.22)
   Net Realized Gains                   --                --               --               --               --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.47)            (0.38)           (0.29)           (0.38)           (0.41)           (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      11.84      $      12.10     $       7.92     $       7.70     $       7.89     $       9.76
================================================================================================================================
Total Return                          1.75%#           60.57%            6.92%            2.32%          (15.65)%          54.36%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $     25,089      $     20,378     $     54,185     $     74,185     $     88,307     $    131,782
Ratio of Expenses to Average
   Net Assets**                       0.82%*            0.78%            0.79%            0.75%            0.74%            0.94%
Ratio of Expenses to Average
   Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery
   of previously waived
   fees)**                            0.93%*            0.88%            0.80%            0.75%            0.74%            0.94%
Ratio of Net Investment
   Income to Average Net
   Assets                             3.18%*            2.87%            3.23%            3.18%            3.64%            2.50%
Ratio of Net Investment
   Income to Average Net
   Assets (excluding waivers
   and assumption of expenses
   and/or recovery of
   previously waived fees)**          3.07%*            2.77%            3.22%            3.18%            3.64%            2.50%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    9%#              15%              26%              10%               7%              34%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                            UNITED KINGDOM SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      19.26      $      14.24     $      16.23     $      19.31     $      24.22     $      21.63
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.21              0.62             0.50             0.47             0.65             0.77
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       2.40              5.26            (1.23)           (1.26)           (1.89)            5.67
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       2.61              5.88            (0.73)           (0.79)           (1.24)            6.44
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.80)            (0.54)           (0.48)           (0.63)           (0.82)           (0.81)
   Net Realized Gains                   --             (0.32)           (0.78)           (1.66)           (2.85)           (3.04)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.80)            (0.86)           (1.26)           (2.29)           (3.67)           (3.85)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      21.07      $      19.26     $      14.24     $      16.23     $      19.31     $      24.22
================================================================================================================================
Total Return                         14.08%#           44.01%           (5.13)%          (5.36)%          (6.57)%          36.08%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $     13,588      $     12,209     $     28,985     $     41,143     $     56,400     $     83,826
Ratio of Expenses to Average
   Net Assets**                       0.75%*            0.73%            0.73%            0.74%            0.73%            0.72%
Ratio of Expenses to Average
   Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery
   of previously waived
   fees)**                            1.04%*            0.96%            0.80%            0.79%            0.74%            0.72%
Ratio of Net Investment
   Income to Average Net
   Assets                             1.97%*            2.83%            2.55%            2.38%            2.59%            3.11%
Ratio of Net Investment
   Income to Average Net
   Assets (excluding waivers
   and assumption of expenses
   and/or recovery of
   previously waived fees)**          1.68%*            2.60%            2.48%            2.33%            2.58%            3.11%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    1%#               7%               6%              14%              11%               5%
--------------------------------------------------------------------------------------------------------------------------------

                                                              CONTINENTAL SMALL COMPANY PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      12.60      $       8.93     $       9.96     $      12.33     $      14.29     $      17.42
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.13              0.49             0.23             0.27             0.33             0.24
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       1.23              3.83             0.02            (0.85)           (0.01)           (1.26)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.36              4.32             0.25            (0.58)            0.32            (1.02)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.41)            (0.22)           (0.27)           (0.32)           (0.25)           (0.29)
   Net Realized Gains                (1.79)            (0.43)           (1.01)           (1.47)           (2.03)           (1.82)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (2.20)            (0.65)           (1.28)           (1.79)           (2.28)           (2.11)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      11.76      $      12.60     $       8.93     $       9.96     $      12.33     $      14.29
================================================================================================================================
Total Return                         12.35%#           52.10%            2.71%           (5.85)%           2.26%           (6.26)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $     26,226      $     24,376     $     60,743     $     82,883     $    110,220     $    160,743
Ratio of Expenses to Average
   Net Assets**                       0.75%*            0.77%            0.78%            0.76%            0.72%            0.70%
Ratio of Expenses to Average
   Net Assets (excluding
   waivers and assumption of
   expenses and/or recovery
   of previously waived
   fees)**                            0.90%*            0.88%            0.78%            0.76%            0.72%            0.70%
Ratio of Net Investment
   Income to Average Net
   Assets                             2.27%*            2.07%            1.84%            2.28%            1.92%            1.56%
Ratio of Net Investment
   Income to Average Net
   Assets (excluding waivers
   and assumption of expenses
   and/or recovery of
   previously waived fees)**          2.12%*            1.96%            1.84%            2.28%            1.92%            1.56%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    2%#              11%              12%              12%               9%              11%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                         DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      11.52      $       7.42     $       7.39     $       7.84     $       8.49     $       7.54
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.13              0.16             0.15             0.19             0.18             0.14
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       1.66              4.09             0.06            (0.20)           (0.63)            1.12
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.79              4.25             0.21            (0.01)           (0.45)            1.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.19)            (0.15)           (0.18)           (0.18)           (0.20)           (0.15)
   Net Realized Gains                (0.09)               --               --            (0.26)              --            (0.16)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.28)            (0.15)           (0.18)           (0.44)           (0.20)           (0.31)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      13.03      $      11.52     $       7.42     $       7.39     $       7.84     $       8.49
================================================================================================================================
Total Return                         15.78%#           58.44%            2.95%           (0.15)%          (5.36)%          17.54%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,554,889      $  1,095,697     $    576,537     $    492,911     $    472,235     $    525,133
Ratio of Expenses to Average
   Net Assets                         0.78%*            0.81%            0.83%            0.83%            0.82%            0.83%
Ratio of Net Investment
   Income to Average Net
   Assets                             2.04%*            1.75%            1.87%            2.36%            2.28%            1.81%
Portfolio Turnover Rate                  4%#              10%              21%              13%              16%              16%
Portfolio Turnover Rate of
   Master Fund Series                  N/A+              N/A+             N/A+             N/A+             N/A+             N/A+
--------------------------------------------------------------------------------------------------------------------------------

                                                                  EMERGING MARKETS PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      11.87      $       8.65     $       8.62     $       9.52     $      12.37     $       8.16
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.13              0.16             0.10             0.12             0.11             0.08
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.98              3.18             0.05            (0.96)           (2.86)            4.22
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       1.11              3.34             0.15            (0.84)           (2.75)            4.30
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.15)            (0.12)           (0.12)           (0.06)           (0.10)           (0.09)
   Net Realized Gains                   --                --               --               --               --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.15)            (0.12)           (0.12)           (0.06)           (0.10)           (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      12.83      $      11.87     $       8.65     $       8.62     $       9.52     $      12.37
================================================================================================================================
Total Return                          9.40%#           39.13%            1.71%           (8.95)%         (22.49)%          53.34%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    767,055      $    594,076     $    333,866     $    298,036     $    286,152     $    330,604
Ratio of Expenses to Average
   Net Assets                         0.74%*            0.78%(a)         0.78%(a)         0.90%(a)         0.90%(a)         0.91%(a)
Ratio of Net Investment
   Income to Average Net
   Assets                             2.21%*            1.79%            1.20%            1.50%            0.90%            0.90%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    1%#               1%               8%               6%              12%              16%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
N/A+ Not applicable, as the DFA International Small Cap Value Portfolio is a stand-alone registered investment company.

                  See accompanying Notes to Financial Statement

                                                             EMERGING MARKETS SMALL CAP PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $       8.74      $       5.89     $       5.33     $       6.79     $      14.88     $       9.09
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.06              0.10             0.06             0.10             0.12             0.04
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                       0.68              2.88             0.54            (0.65)           (1.68)            6.11
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.74              2.98             0.60            (0.55)           (1.56)            6.15
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.10)            (0.07)           (0.04)           (0.06)           (0.15)           (0.06)
   Net Realized Gains                (0.07)            (0.06)              --            (0.85)           (6.38)           (0.30)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.17)            (0.13)           (0.04)           (0.91)           (6.53)           (0.36)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $       9.31      $       8.74     $       5.89     $       5.33     $       6.79     $      14.88
================================================================================================================================
Total Return                          8.41%#           51.84%           11.23%           (9.44)%         (23.38)%          70.30%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    133,790      $     84,353     $     26,516     $     15,172     $     10,992     $     11,734
Ratio of Expenses to Average
   Net Assets**                       1.07%*            1.12%            1.20%            1.56%            1.56%            1.77%
Ratio of Net Investment
   Income to Average Net
   Assets                             1.37%*            1.81%            1.31%            1.18%            0.77%            0.73%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                    7%#               6%              16%              14%              20%              24%
--------------------------------------------------------------------------------------------------------------------------------

                                                              DFA ONE-YEAR FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      10.30      $      10.39     $      10.31     $      10.21     $      10.17     $      10.22
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.06              0.16             0.27             0.51             0.60             0.52
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.01)             0.03             0.08             0.11             0.04            (0.04)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.05              0.19             0.35             0.62             0.64             0.48
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.06)            (0.16)           (0.27)           (0.52)           (0.60)           (0.52)
   Net Realized Gains                (0.07)            (0.12)              --               --               --            (0.01)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.13)            (0.28)           (0.27)           (0.52)           (0.60)           (0.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      10.22      $      10.30     $      10.39     $      10.31     $      10.21     $      10.17
================================================================================================================================
Total Return                          0.49%#            1.85%            3.43%            6.21%            6.49%            4.80%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,819,393      $  1,454,736     $    992,307     $    739,847     $    725,284     $    712,520
Ratio of Expenses to Average
   Net Assets**                       0.20%*            0.20%            0.20%            0.20%            0.20%            0.21%
Ratio of Net Investment
   Income to Average Net
   Assets                             1.15%*            1.45%            2.56%            5.04%            5.90%            5.07%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                   72%#             143%             154%              55%              35%              58%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                          DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      10.08      $      10.19     $       9.95     $      10.05     $      10.31     $      10.21
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.14              0.22             0.25             0.19             1.01             0.56
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.11)             0.01             0.20             0.45            (0.41)           (0.09)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.03              0.23             0.45             0.64             0.60             0.47
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.07)            (0.34)           (0.21)           (0.56)           (0.86)           (0.36)
   Net Realized Gains                (0.11)               --               --               --               --            (0.01)
   Tax Return of Capital                --                --               --            (0.18)              --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.18)            (0.34)           (0.21)           (0.74)           (0.86)           (0.37)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $       9.93      $      10.08     $      10.19     $       9.95     $      10.05     $      10.31
================================================================================================================================
Total Return                          0.33%#            2.26%            4.54%            6.75%            6.18%            4.69%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,505,505      $  1,195,072     $    799,214     $    596,119     $    518,491     $    531,488
Ratio of Expenses to Average
   Net Assets                         0.23%*            0.25%(a)         0.25%(a)         0.27%(a)         0.27%(a)         0.27%(a)
Ratio of Net Investment
   Income to Average Net
   Assets                             0.98%*            1.68%            2.58%            1.34%            9.97%            5.59%
Portfolio Turnover Rate                N/A               N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of
   Master Fund Series                   60%#             144%             138%             113%              73%              78%
--------------------------------------------------------------------------------------------------------------------------------

                                                              DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      11.11      $      11.05     $      10.56     $      10.32     $      10.26     $      10.35
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.17              0.34             0.41             0.49             0.59             0.49
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.17)             0.10             0.51             0.32             0.01            (0.08)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                         --              0.44             0.92             0.81             0.60             0.41
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.19)            (0.38)           (0.43)           (0.57)           (0.54)           (0.50)
   Net Realized Gains                (0.38)               --               --               --               --               --
   Tax Return of Capital                --                --               --               --               --               --
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.57)            (0.38)           (0.43)           (0.57)           (0.54)           (0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      10.54      $      11.11     $      11.05     $      10.56     $      10.32     $      10.26
================================================================================================================================
Total Return                         (0.04)%#           4.02%            9.06%            8.18%            6.16%            4.11%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    465,642      $    402,992     $    315,290     $    243,880     $    218,557     $    219,022
Ratio of Expenses to Average
   Net Assets                         0.26%*            0.27%            0.26%            0.27%            0.28%            0.28%
Ratio of Net Investment
   Income to Average Net
   Assets                             3.18%*            3.20%            4.09%            4.79%            5.75%            4.95%
Portfolio Turnover Rate                 25%#             149%              19%             189%              60%              57%
Portfolio Turnover Rate of
   Master Fund Series                  N/A+              N/A+             N/A+             N/A+             N/A+             N/A+
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                          DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      10.92      $      10.93     $      10.50     $      10.50     $      10.53     $      10.65
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.15              0.33             0.33             0.50             0.61             0.37
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.13)             0.15             0.44             0.22               --             0.01
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.02              0.48             0.77             0.72             0.61             0.38
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.16)            (0.39)           (0.33)           (0.72)           (0.64)           (0.22)
   Net Realized Gains                (0.42)            (0.10)           (0.01)              --                             (0.28)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.58)            (0.49)           (0.34)           (0.72)           (0.64)           (0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      10.36      $      10.92     $      10.93     $      10.50     $      10.50     $      10.53
================================================================================================================================
Total Return                          0.11%#            4.45%            7.55%            7.23%            6.09%            3.63%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $  1,114,777      $    969,439     $    761,717     $    628,936     $    517,325     $    472,334
Ratio of Expenses to Average
   Net Assets                         0.33%*            0.34%            0.35%            0.37%            0.38%            0.39%
Ratio of Net Investment
   Income to Average Net
   Assets                             2.98%*            3.23%            4.09%            4.04%            4.15%            3.62%
Portfolio Turnover Rate                 37%#             103%              79%             113%              80%              59%
--------------------------------------------------------------------------------------------------------------------------------

                                                      DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                              --------------------------------------------------------------------------------------------------
                               SIX MONTHS           YEAR             YEAR             YEAR             YEAR             YEAR
                                 ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                MAY 31,           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                  2004              2003             2002             2001             2000             1999
--------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)
Net Asset Value, Beginning
   of Period                  $      12.14      $      12.39     $      11.90     $      11.18     $      10.84     $      11.78
                              ------------      ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
    (Loss)                            0.28              0.62             0.65             0.65             0.63             0.61
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                      (0.27)            (0.02)            0.48             0.71             0.38            (0.89)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total From Investment
     Operations                       0.01              0.60             1.13             1.36             1.01            (0.28)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income             (0.28)            (0.65)           (0.64)           (0.64)           (0.63)           (0.58)
   Net Realized Gains                (0.29)            (0.20)              --               --            (0.04)           (0.08)
                              ------------      ------------     ------------     ------------     ------------     ------------
    Total Distributions              (0.57)            (0.85)           (0.64)           (0.64)           (0.67)           (0.66)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                     $      11.58      $      12.14     $      12.39     $      11.90     $      11.18     $      10.84
================================================================================================================================
Total Return                         (0.08)%#           4.86%            9.95%           12.57%            9.75%           (2.41)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                $    335,483      $    316,234     $    300,059     $    310,661     $    286,444     $    256,376
Ratio of Expenses to Average
   Net Assets                         0.16%*            0.17%            0.16%            0.16%            0.18%            0.21%
Ratio of Net Investment
   Income to Average Net
   Assets                             4.73%*            4.91%            5.37%            5.60%            6.00%            5.58%
Portfolio Turnover Rate                  3%#              23%              14%              17%               8%              13%
--------------------------------------------------------------------------------------------------------------------------------

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                                             DFA SHORT-TERM MUNICIPAL
                                                                                                  BOND PORTFOLIO
                                                                                  ----------------------------------------------
                                                                                   SIX MONTHS          YEAR           AUG. 20
                                                                                     ENDED            ENDED              TO
                                                                                    MAY 31,          NOV. 30,         NOV. 30,
                                                                                     2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  (UNAUDITED)
Net Asset Value, Beginning of Period                                              $      10.13     $       9.97     $      10.00
                                                                                  ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                           0.08             0.16             0.04
   Net Gains (Losses) on Securities (Realized and Unrealized)                            (0.13)            0.15            (0.04)
                                                                                  ------------     ------------     ------------
    Total From Investment Operations                                                     (0.05)            0.31               --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                                 (0.08)           (0.15)           (0.03)
   Net Realized Gains                                                                       --               --               --
                                                                                  ------------     ------------     ------------
    Total Distributions                                                                  (0.08)           (0.15)           (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $      10.00     $      10.13     $       9.97
================================================================================================================================
Total Return                                                                             (0.50)%#          3.17%           (0.03)%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                             $    307,661     $    213,389     $     78,819
Ratio of Expenses to Average Net Assets                                                   0.30%*           0.30%            0.30%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of
   expenses and/or recovery of previously waived fees)                                    0.32%*           0.34%            0.75%*
Ratio of Net Investment Income to Average Net Assets                                      1.63%*           1.60%            1.71%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)                      1.61%*           1.56%            1.26%*
Portfolio Turnover Rate                                                                      5%#              0%               0%
--------------------------------------------------------------------------------------------------------------------------------

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-three of the Fund's thirty-six portfolios (the "Portfolios") are included in this report. Of the remaining thirteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report and seven are presented in separate reports.

     The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                       PERCENTAGE
                                                                                                       OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                         SERIES (MASTER FUNDS)                                AT 5/31/04
-------------------------                         ---------------------                                ----------
U.S. Large Company Portfolio                      The U.S. Large Company Series                                37%
Enhanced U.S. Large Company Portfolio             The Enhanced U.S. Large Company Series                      100%
U.S. Large Cap Value Portfolio                    The U.S. Large Cap Value Series                              67%
U.S. Small XM Value Portfolio                     The U.S. Small XM Value Series                               68%
U.S. Small Cap Value Portfolio                    The U.S. Small Cap Value Series                              92%
U.S. Small Cap Portfolio                          The U.S. Small Cap Series                                    87%
U.S. Micro Cap Portfolio                          The U.S. Micro Cap Series                                   100%
International Small Company Portfolio             The Japanese Small Company Series                            83%
                                                  The Pacific Rim Small Company Series                         80%
                                                  The United Kingdom Small Company Series                      89%
                                                  The Continental Small Company Series                         89%
Japanese Small Company Portfolio                  The Japanese Small Company Series                            11%
Pacific Rim Small Company Portfolio               The Pacific Rim Small Company Series                         14%
United Kingdom Small Company Portfolio            The United Kingdom Small Company Series                       5%
Continental Small Company Portfolio               The Continental Small Company Series                          5%
Emerging Markets Portfolio                        The Emerging Markets Series                                  98%
Emerging Markets Small Cap Portfolio              The Emerging Markets Small Cap Series                        78%
DFA One-Year Fixed Income Portfolio               The DFA One-Year Fixed Income Series                        100%
DFA Two-Year Global Fixed Income Portfolio        The DFA Two-Year Global Fixed Income Series                  99%

     Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company

Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

     For the six months ended May 31, 2004, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          DFA Real Estate Securities Portfolio                     0.30 of 1%
          Large Cap International Portfolio                        0.25 of 1%
          DFA International Small Cap Value Portfolio              0.65 of 1%
          DFA Five-Year Government Portfolio                       0.20 of 1%
          DFA Five-Year Global Fixed Income Portfolio              0.25 of 1%
          DFA Intermediate Government Fixed Income Portfolio       0.10 of 1%(a)
          DFA Short-Term Municipal Bond Portfolio                  0.20 of 1%

(a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from 0.15 of 1% of average daily net assets to 0.10 of 1% of average daily net assets.

     For the six months ended May 31, 2004, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

          U.S. Large Company Portfolio                             0.215 of 1%
          Enhanced U.S. Large Company Portfolio                    0.15 of 1%
          U.S. Large Cap Value Portfolio                           0.15 of 1%
          U.S. Small XM Value Portfolio                            0.30 of 1%
          U.S. Small Cap Value Portfolio                           0.30 of 1%
          U.S. Small Cap Portfolio                                 0.32 of 1%
          U.S. Micro Cap Portfolio                                 0.40 of 1%
          International Small Company Portfolio                    0.40 of 1%
          Japanese Small Company Portfolio                         0.40 of 1%
          Pacific Rim Small Company Portfolio                      0.40 of 1%
          United Kingdom Small Company Portfolio                   0.40 of 1%
          Continental Small Company Portfolio                      0.40 of 1%
          Emerging Markets Portfolio                               0.40 of 1%
          Emerging Markets Small Cap Portfolio                     0.45 of 1%
          DFA One-Year Fixed Income Portfolio                      0.10 of 1%
          DFA Two-Year Global Fixed Income Portfolio               0.10 of 1%

     For the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year unless terminated by the Fund or the Advisor. At May 31, 2004 there were approximately $3,962,000, $4,400 and $0, respectively, of previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2007.

     The Advisor has agreed to waive its administration fee to the Enhanced U.S. Large Company Portfolio to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The Enhanced U.S. Large Company Series) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there were no waivers or fees subject to the future reimbursement to the Advisor.

     For the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there were no waivers or fees subject to future reimbursement to the Advisor.

     For Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there were approximately $49,000, $52,000, $59,000, and $55,000, respectively, of previously waived fees of subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2007.

     For the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, approximately $80,000 of waived fees of DFA Short-Term Municipal Bond Portfolio were subject to future reimbursement over various periods not exceeding May 31, 2007.

     Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

          U.S. Large Company Portfolio                             $      16,117
          Enhanced U.S. Large Company Portfolio                            2,241
          U.S. Large Cap Value Portfolio                                  27,511
          U.S. Small XM Value Portfolio                                    1,768
          U.S. Small Cap Value Portfolio                                  65,301
          U.S. Small Cap Portfolio                                        19,720
          U.S. Micro Cap Portfolio                                        40,158
          DFA Real Estate Securities Portfolio                            12,525
          Large Cap International Portfolio                                8,692
          International Small Company Portfolio                           15,996
          Japanese Small Company Portfolio                                   523
          Pacific Rim Small Company Portfolio                                383
          United Kingdom Small Company Portfolio                             194
          Continental Small Company Portfolio                                381
          DFA International Small Cap Value Portfolio                     19,328
          Emerging Markets Portfolio                                      10,383
          Emerging Markets Small Cap Portfolio                             1,541
          DFA One-Year Fixed Income Portfolio                             23,948
          DFA Two-Year Global Fixed Income Portfolio                      18,831
          DFA Five-Year Government Portfolio                               6,135
          DFA Five-Year Global Fixed Income Portfolio                     14,639
          DFA Intermediate Government Fixed Income Portfolio               4,615
          DFA Short-Term Municipal Bond Portfolio                          3,696

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                             U.S. GOVERNMENT         OTHER INVESTMENT
                                                               SECURITIES              SECURITIES
                                                         ----------------------   ----------------------
                                                         PURCHASES     SALES      PURCHASES     SALES
                                                         ---------   ----------   ---------   ----------
DFA Real Estate Securities Portfolio                            --           --   $ 149,914   $    1,158
Large Cap International Portfolio                               --           --     132,971        2,989
DFA International Small Cap Value Portfolio                     --           --     327,666       49,687
DFA Five-Year Government Portfolio                       $ 179,464   $  108,865          --           --
DFA Five-Year Global Fixed Income Portfolio                195,888      118,653     347,619      258,760
DFA Intermediate Government Fixed Income Portfolio          39,963       10,977          --           --
DFA Short-Term Municipal Bond Portfolio                         --           --      73,238        8,471

F. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                          GROSS UNREALIZED   GROSS UNREALIZED
                                                            APPRECIATION       DEPRECIATION         NET
                                                          ----------------   ----------------   ------------
U.S. Large Company Portfolio                              $        296,766   $       (140,032)  $    156,734
Enhanced U.S. Large Company Portfolio                               15,506            (33,735)       (18,229)
U.S. Large Cap Value Portfolio                                     412,788           (109,405)       303,383
U.S. Small XM Value Portfolio                                       29,500            (11,267)        18,233
U.S. Small Cap Value Portfolio                                   1,379,460           (165,869)     1,213,591
U.S. Small Cap Portfolio                                           285,195            (68,877)       216,318
U.S. Micro Cap Portfolio                                           922,503            (97,309)       825,194
DFA Real Estate Securities Portfolio                               188,076            (13,137)       174,939
Large Cap International Portfolio                                  101,098            (64,665)        36,433
International Small Company Portfolio                              271,074             (7,115)       263,959
Japanese Small Company Portfolio                                    24,224           (147,671)      (123,447)
Pacific Rim Small Company Portfolio                                 48,962            (80,613)       (31,651)
United Kingdom Small Company Portfolio                              70,341            (64,753)         5,588
Continental Small Company Portfolio                                 82,419            (72,246)        10,173
DFA International Small Cap Value Portfolio                        429,702           (109,751)       319,951
Emerging Markets Portfolio                                         214,361            (76,492)       137,869
Emerging Markets Small Cap Portfolio                                15,280             (2,623)        12,657
DFA One-Year Fixed Income Portfolio                                  2,077             (7,416)        (5,339)
DFA Two-Year Global Fixed Income Portfolio                              --            (13,612)       (13,612)
DFA Five-Year Government Portfolio                                      21            (11,429)       (11,408)
DFA Five-Year Global Fixed Income Portfolio                          1,687            (25,218)       (23,531)
DFA Intermediate Government Fixed Income Portfolio                  15,443             (3,739)        11,704
DFA Short-Term Municipal Bond Portfolio                                221             (3,441)        (3,220)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                    EXPIRES ON NOVEMBER 30,
                                                                    -----------------------
                                          2005      2006      2007      2008      2009      2010      2011     TOTAL
                                        --------  --------  --------  --------  --------  --------  --------  --------
U.S. Large Company Portfolio                  --        --        --        --  $  2,253        --  $ 28,799  $ 31,052
Enhanced U.S. Large Company
  Portfolio                                   --        --        --        --         9        --     2,572     2,581
U.S. Large Cap Value Portfolio                --        --        --        --        --  $  1,412        --     1,412
Large Cap International
  Portfolio                                   --        --        --        --     2,431    18,180       533    21,144
International Small Company
  Portfolio                                   --        --        --        --     1,816       272        --     2,088
Japanese Small Company
  Portfolio                             $  1,532  $  7,918  $  2,826  $    632     3,508     4,453    19,912    40,781
Pacific Rim Small Company
  Portfolio                                   --        --       566        --       906     3,164     6,171    10,807
United Kingdom Small Co.
  Portfolio                                   --        --        --        --        --        --       102       102
Emerging Markets Portfolio                    --       962     1,831        --    18,234    19,225     7,371    47,623
DFA One-Year Fixed Income
  Portfolio                                   --        --        --        45        --        --        --        45
DFA Two-Year Global Fixed
  Income Portfolio                            --        --        --        --       550        --        --       550

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                 MARK TO MARKET   REALIZED GAINS
                                                 --------------   --------------
Large Cap International Portfolio                $    1,280,889   $       37,739
International Small Company Portfolio                 1,824,415        1,016,120
Japanese Small Company Portfolio                         42,726            7,294
Pacific Rim Small Company Portfolio                     521,735          739,744
United Kingdom Small Company Portfolio                   38,842           16,885
Continental Small Company Portfolio                      94,741          436,445
DFA International Small Cap Value Portfolio           5,100,660          977,325
Emerging Markets Portfolio                            1,702,489          309,704
Emerging Markets Small Cap Portfolio                    215,229          112,990

G. COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consist of (amounts in thousands):

                                           ACCUMULATED                          ACCUMULATED       DEFERRED
                                               NET                              NET REALIZED      THAILAND
                                           INVESTMENT         ACCUMULATED         FOREIGN         CAPITAL
                           PAID-IN           INCOME          NET REALIZED        EXCHANGE          GAINS
                           CAPITAL           (LOSS)           GAIN (LOSS)       GAIN (LOSS)         TAX
                         -----------       -----------       ------------       -----------       --------
U.S. Large Company
  Portfolio              $ 1,100,578       $     4,302       $    (78,553)               --             --
Enhanced U.S. Large
  Company Portfolio          193,423               (74)           (36,316)               --             --
U.S. Large Cap Value
  Portfolio                1,837,003              (860)          (110,669)               --             --
U.S. Small XM
  Value Portfolio            107,824              (209)             3,370                --             --
U.S. Small Cap
  Value Portfolio          3,275,265            (6,030)           119,357                --             --
U.S. Small Cap
  Portfolio                1,352,172            (2,070)          (111,681)               --             --
U.S. Micro Cap
  Portfolio                1,839,595            (4,630)           (20,895)               --             --
DFA Real Estate
  Securities Portfolio       754,445            22,788              2,272                --             --
Large Cap
  International
  Portfolio                  652,508             6,302            (21,225)      $        54             --
International Small
  Company Portfolio          964,317             9,067             12,947                 2             --
Japanese Small
  Company Portfolio          215,601               (85)           (45,798)                4             --
Pacific Rim Small
  Company Portfolio           68,405            (1,077)           (10,638)                5             --
United Kingdom Small
  Company Portfolio            7,823                75                 96                (5)            --
Continental Small
  Company Portfolio           15,718               288                 (3)                4             --
DFA International
  Small Cap Value
  Portfolio                1,201,305             7,140             26,159               157             --
Emerging Markets
  Portfolio                  674,475             5,474            (47,393)             (563)      $ (3,190)
Emerging Markets
  Small Cap Portfolio        114,961               473              6,051                46           (390)
DFA One-Year Fixed
  Income Portfolio         1,825,656              (288)            (8,052)               --             --
DFA Two-Year Global
  Fixed Income
  Portfolio                1,519,777              (453)            (8,815)               --             --
DFA Five-Year
  Government
  Portfolio                  471,241             6,014               (205)               --             --
DFA Five-Year Global
  Fixed Income
  Portfolio                1,131,784             8,532             (1,547)               31             --
DFA Intermediate
  Government Fixed
  Income Portfolio           318,949             4,067                763                --             --
DFA Short-Term
  Municipal Bond
  Portfolio                  310,461               437                (17)               --             --

                            UNREALIZED
                          APPRECIATION
                          (DEPRECIATION)         UNREALIZED
                          OF INVESTMENT         NET FOREIGN
                           SECURITIES,            EXCHANGE                         NUMBER OF
                           FUTURES AND             GAIN           TOTAL NET         SHARES
                         FOREIGN CURRENCY         (LOSS)           ASSETS          AUTHORIZED
                         ----------------       -----------      -----------      -----------
U.S. Large Company
  Portfolio              $        206,300                --      $ 1,232,627      200,000,000
Enhanced U.S. Large
  Company Portfolio                15,506                --          172,539      100,000,000
U.S. Large Cap Value
  Portfolio                       412,789                --        2,138,263      100,000,000
U.S. Small XM
  Value Portfolio                  20,500                --          131,485      100,000,000
U.S. Small Cap
  Value Portfolio               1,379,461                --        4,768,053      300,000,000
U.S. Small Cap
  Portfolio                       285,195                --        1,523,616      100,000,000
U.S. Micro Cap
  Portfolio                       922,503                --        2,736,573      300,000,000
DFA Real Estate
  Securities Portfolio            176,028                --          953,533      100,000,000
Large Cap
  International
  Portfolio                        37,246       $       (77)         674,808      150,000,000
International Small
  Company Portfolio               264,337                93        1,250,763      100,000,000
Japanese Small
  Company Portfolio              (120,698)              (21)          49,003       50,000,000
Pacific Rim Small
  Company Portfolio               (31,603)               (3)          25,089       50,000,000
United Kingdom Small
  Company Portfolio                 5,595                 4           13,588       20,000,000
Continental Small
  Company Portfolio                10,173                46           26,226      200,000,000
DFA International
  Small Cap Value
  Portfolio                       319,988               140        1,554,889      200,000,000
Emerging Markets
  Portfolio                       138,309               (57)         767,055      100,000,000
Emerging Markets
  Small Cap Portfolio              12,658                (9)         133,790      100,000,000
DFA One-Year Fixed
  Income Portfolio                  2,077                --        1,819,393      300,000,000
DFA Two-Year Global
  Fixed Income
  Portfolio                        (5,004)               --        1,505,505      200,000,000
DFA Five-Year
  Government
  Portfolio                       (11,408)               --          465,642      100,000,000
DFA Five-Year Global
  Fixed Income
  Portfolio                       (23,531)             (492)       1,114,777      100,000,000
DFA Intermediate
  Government Fixed
  Income Portfolio                 11,704                --          335,483      100,000,000
DFA Short-Term
  Municipal Bond
  Portfolio                        (3,220)               --          307,661      100,000,000

H. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     All open repurchase agreements were entered into on May 28, 2004.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2004, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contract and the net unrealized foreign exchange loss is reflected in the accompanying financial statements.

                                                                                                UNREALIZED
                                                                                                 FOREIGN
SETTLEMENT                                             CONTRACT              VALUE AT           EXCHANGE
   DATE                   CURRENCY SOLD                 AMOUNT             MAY 31, 2004        GAIN (LOSS)
----------       ------------------------------      -------------        --------------       ------------
06/28/04         262,087,583      Swedish Krona      $  34,624,389        $   35,124,042       $  (499,653)
                                                     -------------        --------------       ------------
                                                     $  34,624,389        $   35,124,042       $  (499,653)
                                                     =============        ==============       ============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the six months ended May 31, 2004, borrowings under the line were as follows:

                                     WEIGHTED        WEIGHTED       NUMBER OF    INTEREST      MAXIMUM AMOUNT
                                      AVERAGE         AVERAGE         DAYS        EXPENSE     BORROWED DURING
                                   INTEREST RATE   LOAN BALANCE    OUTSTANDING   INCURRED       THE PERIOD
                                   -------------   ------------    -----------   --------     ---------------
International Small Company
   Portfolio                           1.78%         $ 352,625         8           $ 139         $ 550,000

     There were no outstanding borrowings under the line of credit at May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit during the six months ended May 31, 2004.

J. REIMBURSEMENT FEES:

     Until March 30, 2002, shares of the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio and the DFA International Small Cap Value Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital.

     The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio were .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio were 1.00% of the net asset value of their shares. The reimbursement fees for the DFA International Small Cap Value Portfolio and the International Small Company Portfolio were 0.675% of the net asset value of its shares.

     Effective March 30, 2002, the Portfolios no longer charge reimbursement fees.

K. SECURITIES LENDING:

     As of May 31, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNC Bank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (68,354,145 Shares, Cost $729,861)++ at Value+                                      $    953,540
Receivable for Fund Shares Sold                                                                 541
Prepaid Expenses and Other Assets                                                                11
                                                                                       ------------
      Total Assets                                                                          954,092
                                                                                       ------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                              244
   Fund Shares Redeemed                                                                         297
   Due To Advisor                                                                               152
Accrued Expenses and Other Liabilities                                                           27
                                                                                       ------------
      Total Liabilities                                                                         720
                                                                                       ------------
NET ASSETS                                                                             $    953,372
                                                                                       ============
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 200,000,000)                              69,674,977
                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $      13.68
                                                                                       ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $    770,549
Accumulated Net Investment Income (Loss)                                                       (496)
Accumulated Net Realized Gain (Loss)                                                        (40,360)
Unrealized Appreciation (Depreciation) from Investment Securities                           223,679
                                                                                       ------------
      Total Net Assets                                                                 $    953,372
                                                                                       ============

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $760,644.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                 $      3,543
                                                                                       ------------

EXPENSES
   Administrative Services                                                                      877
   Accounting & Transfer Agent Fees                                                              20
   Legal Fees                                                                                    11
   Audit Fees                                                                                     4
   Filing Fees                                                                                   16
   Shareholders' Reports                                                                          8
   Directors' Fees and Expenses                                                                   4
   Other                                                                                          5
                                                                                       ------------
          Total Expenses                                                                        945
                                                                                       ------------
   NET INVESTMENT INCOME (LOSS)                                                               2,598
                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                      (761)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                 95,560
                                                                                       ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                  94,799
                                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $     97,397
                                                                                       ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                        SIX MONTHS       YEAR
                                                                                          ENDED         ENDED
                                                                                         MAY 31,       NOV. 30,
                                                                                           2004          2003
                                                                                       ------------  ------------
                                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                        $      2,598  $     12,442
   Capital Gain Distributions Received from The DFA Investment Trust Company                     --           507
   Net Realized Gain (Loss) on Investment Securities Sold                                      (761)       (8,106)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                                  95,560       180,511
                                                                                       ------------  ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                    97,397       185,354
                                                                                       ------------  ------------
Distributions From:
   Net Investment Income                                                                     (5,123)      (12,609)
                                                                                       ------------  ------------
          Total Distributions                                                                (5,123)      (12,609)
                                                                                       ------------  ------------
Capital Share Transactions (1):
   Shares Issued                                                                            179,382       217,849
   Shares Issued in Lieu of Cash Distributions                                                5,123        12,606
   Shares Redeemed                                                                          (71,726)     (119,194)
                                                                                       ------------  ------------
          Net Increase (Decrease) from Capital Share Transactions                           112,779       111,261
                                                                                       ------------  ------------
          Total Increase (Decrease)                                                         205,053       284,006
NET ASSETS
   Beginning of Period                                                                      748,319       464,313
                                                                                       ------------  ------------
   End of Period                                                                       $    953,372  $    748,319
                                                                                       ============  ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                          13,304        22,165
      Shares Issued in Lieu of Cash Distributions                                               403         1,279
      Shares Redeemed                                                                        (5,367)      (12,639)
                                                                                       ------------  ------------
                                                                                              8,340        10,805
                                                                                       ============  ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                          SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                            ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                           MAY 31,        NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             2004           2003         2002         2001         2000         1999
                                          ----------     ----------   ----------   ----------   ----------   ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period      $    12.20     $     9.19   $    10.30   $    12.58   $    13.07   $    11.88
                                          ----------     ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.04           0.22         0.23         0.25         0.24         0.28
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                 1.52           3.02        (0.78)       (1.50)       (0.32)        1.24
                                          ----------     ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations          1.56           3.24        (0.55)       (1.25)       (0.08)        1.52
                                          ----------     ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.08)         (0.23)       (0.21)       (0.27)       (0.22)       (0.29)
   Net Realized Gains                             --             --        (0.35)       (0.76)       (0.19)       (0.04)
                                          ----------     ----------   ----------   ----------   ----------   ----------
      Total Distributions                      (0.08)         (0.23)       (0.56)       (1.03)       (0.41)       (0.33)
                                          ----------     ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period            $    13.68     $    12.20   $     9.19   $    10.30   $    12.58   $    13.07
                                          ==========     ==========   ==========   ==========   ==========   ==========
Total Return                                   12.87%#        35.92%       (5.72)%     (10.96)%      (0.72)%      12.96%

Net Assets, End of Period (thousands)     $  953,372     $  748,319   $  464,313   $  449,496   $  569,234   $  453,713
Ratio of Expenses to Average Net
   Assets**                                     0.51%*         0.52%        0.53%        0.51%        0.52%        0.52%
Ratio of Net Investment Income to
   Average Net Assets                           0.59%*         2.26%        2.35%        2.12%        1.76%        2.21%
Portfolio Turnover Rate                          N/A            N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
   Series                                          5%#           14%          18%           6%           9%           6%

----------
*    Annualized
#    Non-annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-five portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 47% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004 the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $12,226.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation                   $ 223,679
          Gross Unrealized Depreciation                     (30,782)
                                                          ---------
          Net                                             $ 192,897
                                                          =========

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $9,600,000, with $8,719,000 and $881,000 expiring on November 30, 2010 and 2011, respectively.

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit during the six months ended May 31, 2004.

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (87.5%)
   3M Co.                                                               244,400    $    20,666,464
   Abbott Laboratories                                                  487,700         20,098,117
   Ace, Ltd.                                                             87,100          3,586,778
 * ADC Telecommunications, Inc.                                         251,500            638,810
 # Adobe Systems, Inc.                                                   74,400          3,320,472
*# Advanced Micro Devices, Inc.                                         108,700          1,690,285
 * AES Corp.                                                            194,200          1,813,828
   Aetna, Inc.                                                           47,800          3,881,360
 * Affiliated Computer Services, Inc.
     Class A                                                             42,700          2,127,314
   AFLAC, Inc.                                                          159,900          6,491,940
 * Agilent Technologies, Inc.                                           148,300          3,811,310
   Air Products & Chemicals, Inc.                                        70,900          3,542,873
   Alberto-Culver Co. Class B                                            28,300          1,330,666
 # Albertson's, Inc.                                                    114,400          2,680,392
   Alcoa, Inc.                                                          271,400          8,494,820
*# Allegheny Energy, Inc.                                                39,600            564,300
   Allegheny Technologies, Inc.                                          25,200            302,652
   Allergan, Inc.                                                        40,900          3,636,010
 * Allied Waste Industries, Inc.                                         99,900          1,324,674
 # Allstate Corp.                                                       219,400          9,649,212
   Alltel Corp.                                                          97,400          4,931,362
*# Altera Corp.                                                         118,100          2,703,309
   Altria Group, Inc.                                                   638,400         30,624,048
   Ambac Financial Group, Inc.                                           33,300          2,302,695
   Amerada Hess Corp.                                                    28,000          1,976,520
   Ameren Corp.                                                          56,700          2,506,140
 # American Electric Power Co., Inc.                                    123,200          3,914,064
   American Express Co.                                                 401,200         20,340,840
   American International Group, Inc.                                   813,800         59,651,540
   American Power Conversion Corp.                                       61,900          1,120,390
 * American Standard Companies, Inc.                                     67,500          2,532,600
   AmerisourceBergen Corp.                                               35,000          2,099,300
*# Amgen, Inc.                                                          402,400         22,011,280
   AmSouth Bancorporation                                               109,500          2,790,060
   Anadarko Petroleum Corp.                                              78,500          4,279,820
 # Analog Devices, Inc.                                                 116,600          5,730,890
*# Andrew Corp.                                                          49,600            974,640
   Anheuser-Busch Companies, Inc.                                       254,100         13,535,907
*# Anthem, Inc.                                                          43,100          3,815,643
   AON Corp.                                                             97,900          2,704,977
   Apache Corp.                                                         101,100          4,080,396
   Apartment Investment & Management
     Co. Class A                                                         29,200            843,296
 * Apollo Group, Inc. (Class A)                                          54,900          5,149,620
*# Apple Computer, Inc.                                                 115,300          3,235,318
 # Applera Corporation - Applied
     Biosystems Group                                                    64,300          1,246,134
 * Applied Materials, Inc.                                              524,500         10,469,020
 * Applied Micro Circuits Corp.                                          96,900            522,291
   Archer-Daniels Midland Co.                                           202,100          3,360,923
   Ashland, Inc.                                                         21,700          1,023,155
 # AT&T Corp.                                                           247,500          4,103,550
 * AT&T Wireless Services, Inc.                                         849,800         12,033,168
 # Autodesk, Inc.                                                        35,200          1,262,272
   Automatic Data Processing, Inc.                                      183,900    $     8,170,677
*# AutoNation, Inc.                                                      85,800          1,430,286
 * Autozone, Inc.                                                        27,200          2,359,600
*# Avaya, Inc.                                                          132,500          2,097,475
   Avery Dennison Corp.                                                  34,500          2,036,880
   Avon Products, Inc.                                                   73,500          6,516,510
   B B & T Corp.                                                        170,500          6,424,440
   Baker Hughes, Inc.                                                   104,400          3,552,732
   Ball Corp.                                                            17,500          1,195,425
 # Bank of America Corp.                                                640,659         53,257,983
   Bank of New York Co., Inc.                                           241,300          7,255,891
   Bank One Corp.                                                       349,200         16,918,740
   Bard (C.R.), Inc.                                                     16,200          1,817,154
   Bausch & Lomb, Inc.                                                   16,400          1,000,728
 # Baxter International, Inc.                                           190,300          5,983,032
   Bear Stearns Companies, Inc.                                          32,400          2,626,344
   Becton Dickinson & Co.                                                78,800          3,965,216
 * Bed, Bath and Beyond, Inc.                                            93,100          3,467,975
   Bellsouth Corp.                                                      571,100         14,254,656
   Bemis Co., Inc.                                                       33,500            922,925
 # Best Buy Co., Inc.                                                   101,300          5,344,588
 * Big Lots, Inc.                                                        36,400            532,168
*# Biogen Idec, Inc.                                                    102,200          6,351,730
 # Biomet, Inc.                                                          79,800          3,201,576
 * BJ Services, Co.                                                      49,700          2,081,933
   Black & Decker Corp.                                                  24,500          1,468,285
 # Block (H.&R.), Inc.                                                   55,600          2,716,060
*# BMC Software, Inc.                                                    70,200          1,238,328
 # Boeing Co.                                                           262,800         12,036,240
   Boise Cascade Corp.                                                   27,200            956,080
 * Boston Scientific Corp.                                              255,400         11,314,220
   Bristol Myers Squibb Co.                                             605,400         15,298,458
*# Broadcom Corp.                                                        94,400          3,984,624
   Brown-Forman Corp. Class B                                            37,800          1,816,290
   Brunswick Corp.                                                       29,200          1,182,600
   Burlington Northern Santa Fe Corp.                                   116,100          3,824,334
   Burlington Resources, Inc.                                            61,700          4,130,198
*# Calpine Corp.                                                        128,900            488,531
 # Campbell Soup Co.                                                    128,200          3,270,382
 # Capital One Financial Corp.                                           72,000          5,044,320
   Cardinal Health, Inc.                                                135,700          9,188,247
 * Caremark Rx, Inc.                                                    142,200          4,436,640
 # Carnival Corp.                                                       196,500          8,372,865
 # Caterpillar, Inc.                                                    108,300          8,160,405
 # Cendant Corp.                                                        314,300          7,210,042
   CenterPoint Energy, Inc.                                              95,500          1,035,220
   Centex Corp.                                                          39,000          1,891,110
   CenturyTel, Inc.                                                      45,000          1,345,050
   Charter One Financial, Inc.                                           69,400          3,050,824
 # ChevronTexaco Corp.                                                  333,600         30,157,440
*# Chiron Corp.                                                          58,500          2,617,875
   Chubb Corp.                                                           58,600          3,947,882
*# CIENA Corp.                                                          179,900            647,640
 # CIGNA Corp.                                                           44,000          2,983,200
   Cincinnati Financial Corp.                                            52,605          2,248,864
   Cinergy Corp.                                                         55,500          2,081,805

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Cintas Corp.                                                          53,400    $     2,423,292
   Circuit City Stores, Inc.                                             65,600            785,232
 * Cisco Sytems, Inc.                                                 2,143,400         47,476,310
 # Citigroup, Inc.                                                    1,606,500         74,589,795
 * Citizens Communications Co.                                           88,700          1,126,490
 * Citrix Systems, Inc.                                                  51,200          1,077,760
 # Clear Channel Communications, Inc.                                   192,000          7,622,400
   Clorox Co.                                                            65,500          3,429,580
*# CMS Energy Corp.                                                      50,200            432,724
   Coca-Cola Co.                                                        762,600         39,159,510
   Coca-Cola Enterprises, Inc.                                          143,100          3,942,405
   Colgate-Palmolive Co.                                                166,100          9,500,920
 * Comcast Corp. Class A                                                702,100         20,325,795
   Comerica, Inc.                                                        54,700          3,096,567
   Computer Associates International,
     Inc.                                                               181,500          4,911,390
 * Computer Sciences Corp.                                               58,500          2,550,015
 * Compuware Corp.                                                      119,900            953,205
 * Comverse Technology, Inc.                                             60,100          1,061,967
   Conagra, Inc.                                                        167,500          4,710,100
   ConocoPhilips                                                        213,500         15,655,955
   Consolidated Edison, Inc.                                             75,000          2,944,500
   Constellation Energy Group                                            52,200          1,996,128
 * Convergys Corp.                                                       44,700            656,196
   Cooper Industries, Ltd.                                               28,700          1,633,030
   Cooper Tire & Rubber Co.                                              23,000            485,070
 # Coors (Adolph) Co. Class B                                            11,400            734,730
*# Corning, Inc.                                                        420,500          5,209,995
 # Costco Wholesale Corp.                                               142,900          5,398,762
   Countrywide Financial Corp.                                           86,100          5,553,450
 # Crane Co.                                                             18,500            558,515
 # CSX Corp.                                                             66,700          2,107,720
 # Cummins, Inc.                                                         13,300            774,592
   CVS Corp.                                                            123,600          5,151,648
 # Dana Corp.                                                            46,400            865,360
 # Danaher Corp.                                                         96,000          4,514,880
   Darden Restaurants, Inc.                                              51,400          1,156,500
   Deere & Co.                                                           75,900          4,986,630
 * Dell, Inc.                                                           798,600         28,094,748
   Delphi Automotive Systems Corp.                                      174,700          1,780,193
*# Delta Air Lines, Inc.                                                 38,500            234,850
   Deluxe Corp.                                                          15,800            676,556
   Devon Energy Corp.                                                    72,600          4,309,536
   Dillards, Inc. Class A                                                26,000            520,260
   Disney (Walt) Co.                                                    638,600         14,987,942
 # Dollar General Corp.                                                 105,100          2,038,940
   Dominion Resources, Inc.                                             101,200          6,372,564
   Donnelley (R.R.) & Sons Co.                                           68,200          2,063,732
   Dover Corp.                                                           63,400          2,470,064
   Dow Chemical Co.                                                     290,700         11,598,930
 # Dow Jones & Co., Inc.                                                 25,500          1,222,215
   DTE Energy Co.                                                        52,700          2,119,067
   Duke Energy Corp.                                                    283,100          5,645,014
   DuPont (E.I.) de Nemours & Co., Inc.                                 311,200         13,443,840
*# Dynegy, Inc.                                                         117,500            515,825
 * E Trade Group, Inc.                                                  116,600          1,330,406
 # Eastman Chemical Co.                                                  24,100          1,116,794
   Eastman Kodak Co.                                                     89,400          2,340,492
   Eaton Corp.                                                           47,900          2,794,965
 * eBay, Inc.                                                           201,500         17,893,200
   Ecolab, Inc.                                                          80,200          2,446,902
   Edison International                                                 101,600    $     2,452,624
   El Paso Corp.                                                        200,100          1,442,721
*# Electronic Arts, Inc.                                                 93,300          4,742,439
 # Electronic Data Systems Corp.                                        149,900          2,450,865
 * EMC Corp.                                                            754,400          8,479,456
 # Emerson Electric Co.                                                 131,500          7,850,550
   Engelhard Corp.                                                       39,100          1,183,557
   Entergy Corp.                                                         71,400          3,899,154
 # EOG Resources, Inc.                                                   35,800          1,912,794
 # Equifax, Inc.                                                         43,400          1,063,734
   Equity Office Properties Trust                                       124,700          3,360,665
   Equity Residential Corp.                                              86,900          2,558,336
   Exelon Corp.                                                         205,400          6,839,820
 * Express Scripts, Inc. Class A                                         24,200          1,893,892
 # Exxon Mobil Corp.                                                  2,044,900         88,441,925
 # Family Dollar Stores, Inc.                                            53,700          1,684,032
   Federal Home Loan Mortgage
     Corporation                                                        214,700         12,536,333
   Federal National Mortgage
     Association                                                        303,000         20,513,100
   Federated Department Stores, Inc.                                     56,400          2,690,844
   Federated Investors, Inc.                                             33,900          1,009,542
   FedEx Corp.                                                           93,100          6,850,298
   Fifth Third Bancorp                                                  176,200          9,565,898
 # First Data Corp.                                                     277,800         12,025,962
 # First Horizon National Corp.                                          39,200          1,825,544
 # FirstEnergy Corp.                                                    102,800          4,009,200
 * Fiserv, Inc.                                                          60,700          2,295,674
 # Fluor Corp.                                                           25,600          1,034,752
 # Ford Motor Co.                                                       571,200          8,482,320
 * Forest Laboratories, Inc.                                            114,700          7,270,833
   Fortune Brands, Inc.                                                  45,400          3,418,620
   FPL Group, Inc.                                                       57,500          3,665,625
   Franklin Resources, Inc.                                              77,800          3,911,784
 # Freeport McMoran Copper & Gold,
     Inc. Class B                                                        61,100          2,054,793
   Gannett Co., Inc.                                                     84,500          7,419,100
   Gap, Inc.                                                            279,400          6,747,510
 * Gateway, Inc.                                                        117,100            474,255
 # General Dynamics Corp.                                                61,800          5,909,934
   General Electric Co.                                               3,181,800         99,017,616
 # General Mills, Inc.                                                  117,000          5,387,850
 # General Motors Corp.                                                 175,300          7,956,867
 # Genuine Parts Co.                                                     54,300          2,043,852
 * Genzyme Corp.                                                         69,900          3,046,242
   Georgia-Pacific Corp.                                                 79,100          2,833,362
   Gillette Co.                                                         314,100         13,534,569
   Golden West Financial Corp.                                           47,400          5,155,698
   Goodrich (B.F.) Co.                                                   36,600          1,025,898
*# Goodyear Tire & Rubber Co.                                            54,700            475,890
   Grainger (W.W.), Inc.                                                 28,500          1,551,825
   Great Lakes Chemical Corp.                                            15,800            391,524
   Guidant Corp.                                                         97,200          5,281,848
   Halliburton Co.                                                      136,600          3,966,864
   Harley-Davidson, Inc.                                                 94,500          5,432,805
   Harrahs Entertainment, Inc.                                           34,700          1,783,580
   Hartford Financial Services Group,
     Inc.                                                                91,000          6,016,920
   Hasbro, Inc.                                                          54,500          1,071,470
 # HCA, Inc.                                                            154,600          6,003,118
   Health Management Associates, Inc.                                    75,800          1,666,842

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Heinz (H.J.) Co.                                                     109,800    $     4,099,932
 * Hercules, Inc.                                                        34,600            366,068
   Hershey Foods Corp.                                                   40,500          3,593,565
 # Hewlett-Packard Co.                                                  951,500         20,209,860
   Hilton Hotels Corp.                                                  118,300          2,052,505
 # Home Depot, Inc.                                                     709,600         25,488,832
   Honeywell International, Inc.                                        267,900          9,028,230
 * Hospira, Inc.                                                         48,770          1,250,463
 * Humana, Inc.                                                          50,500            862,035
 # Huntington Bancshares, Inc.                                           71,500          1,620,905
 # Illinois Tool Works, Inc.                                             96,100          8,637,468
   IMS Health, Inc.                                                      74,700          1,858,536
   Ingersoll-Rand Co., Ltd. Class A                                      54,700          3,571,910
   Intel Corp.                                                        2,022,000         57,728,100
   International Business Machines
     Corp.                                                              529,900         46,943,841
   International Flavors & Fragrances,
     Inc.                                                                29,200          1,050,616
   International Game Technology                                        108,100          4,248,330
   International Paper Co.                                              149,900          6,285,307
*# Interpublic Group of Companies, Inc.                                 129,400          1,860,772
 * Intuit, Inc.                                                          61,900          2,425,242
   ITT Industries, Inc.                                                  28,800          2,319,840
 * Jabil Circuit, Inc.                                                   62,400          1,766,544
   Janus Capital Group, Inc.                                             75,000          1,227,750
 * JDS Uniphase Corp.                                                   447,900          1,545,255
   Jefferson-Pilot Corp.                                                 44,000          2,258,520
 # Johnson & Johnson                                                    925,600         51,565,176
   Johnson Controls, Inc.                                                58,800          3,170,496
   Jones Apparel Group, Inc.                                             39,400          1,515,718
   JP Morgan Chase & Co.                                                642,100         23,654,964
   KB Home Corp.                                                         14,600            961,848
 # Kellogg Co.                                                          128,600          5,452,640
 # Kerr-McGee Corp.                                                      31,400          1,546,450
   KeyCorp                                                              130,800          4,108,428
 # KeySpan Corp.                                                         49,600          1,755,840
   Kimberly Clark Corp.                                                 156,400         10,306,760
   Kinder Morgan, Inc.                                                   38,400          2,304,000
 * King Pharmaceuticals, Inc.                                            75,200          1,004,672
 * KLA-Tencor Corp.                                                      61,200          2,948,616
   Knight Ridder, Inc.                                                   24,900          1,891,902
 * Kohls Corp.                                                          106,100          5,046,116
*# Kroger Co.                                                           232,300          3,877,087
 # Leggett and Platt, Inc.                                               59,800          1,511,744
 # Lehman Brothers Holdings, Inc.                                        86,500          6,543,725
 * Lexmark International Group, Inc.                                     40,100          3,782,232
   Lilly (Eli) & Co.                                                    350,500         25,821,335
 # Limited Brands, Inc.                                                 145,200          2,802,360
   Lincoln National Corp.                                                55,500          2,635,695
   Linear Technology Corp.                                               97,400          3,862,884
   Liz Claiborne, Inc.                                                   34,000          1,166,200
   Lockheed Martin Corp.                                                140,700          6,970,278
   Loews Corp.                                                           57,900          3,336,777
 # Louisiana-Pacific Corp.                                               33,000            762,300
 # Lowe's Companies, Inc.                                               245,300         13,140,721
 * LSI Logic Corp.                                                      118,200            969,240
*# Lucent Technologies, Inc.                                          1,329,100          4,744,887
   M & T Bank Corp.                                                      38,000          3,441,660
   Manor Care, Inc.                                                      27,900            874,107
   Marathon Oil Corp.                                                   106,200          3,540,708
 # Marriott International, Inc. Class A                                  71,800          3,541,894
   Marsh & McLennan Co., Inc.                                           165,300    $     7,293,036
   Marshall & Isley Corp.                                                70,600          2,905,190
   Masco Corp.                                                          141,100          4,084,845
 # Mattel, Inc.                                                         134,100          2,344,068
 # Maxim Integrated Products, Inc.                                      102,300          5,199,909
 # May Department Stores Co.                                             90,000          2,579,400
   Maytag Corp.                                                          24,500            638,960
   MBIA, Inc.                                                            45,000          2,492,550
   MBNA Corp.                                                           398,500         10,121,900
 # McCormick & Co., Inc.                                                 42,800          1,517,260
   McDonalds Corp.                                                      393,500         10,388,400
 # McGraw-Hill Companies, Inc.                                           59,600          4,644,032
   McKesson Corp.                                                        90,800          3,123,520
 # MeadWestavco Corp.                                                    62,700          1,731,774
 * Medco Health Solutions, Inc.                                          84,300          2,953,029
 * Medimmune, Inc.                                                       77,200          1,858,204
 # Medtronic, Inc.                                                      378,100         18,110,990
   Mellon Financial Corp.                                               134,200          3,950,848
   Merck & Co., Inc.                                                    693,800         32,816,740
 * Mercury Interactive Corp.                                             28,100          1,347,114
   Meredith Corp.                                                        15,700            823,622
   Merrill Lynch & Co., Inc.                                            302,800         17,199,040
   MetLife, Inc.                                                        237,100          8,428,905
   MGIC Investment Corp.                                                 30,700          2,241,100
 * Micron Technology, Inc.                                              190,000          2,855,700
 # Microsoft Corp.                                                    3,366,600         88,709,910
 * Millipore Corp.                                                       15,200            835,848
   Molex, Inc.                                                           59,400          1,743,984
   Monsanto Co.                                                          82,900          2,860,050
 * Monster Worldwide, Inc.                                               35,300            893,443
 # Moody's Corp.                                                         46,400          3,034,096
   Morgan Stanley Dean Witter & Co.                                     342,200         18,311,122
 # Motorola, Inc.                                                       730,100         14,434,077
   Mylan Laboratories, Inc.                                              85,400          1,905,274
 * Nabors Industries, Ltd.                                               45,700          1,891,980
   National City Corp.                                                  189,000          6,707,610
 * National Semiconductor Corp.                                         111,000          2,405,370
*# Navistar International Corp.                                          21,500            815,925
 * NCR Corp.                                                             29,500          1,423,080
*# Network Appliance Corp.                                              107,600          2,130,480
   New York Times Class A                                                46,700          2,177,621
 # Newell Rubbermaid, Inc.                                               85,600          2,017,592
   Newmont Mining Corp.                                                 134,800          5,352,908
 * Nextel Communications Corp.
     Class A                                                            342,900          7,931,277
 # Nicor, Inc.                                                           13,700            455,936
   Nike, Inc. Class B                                                    82,100          5,841,415
 # NiSource, Inc.                                                        81,900          1,659,294
 * Noble Corp.                                                           41,900          1,443,874
 # Nordstrom, Inc.                                                       42,900          1,739,595
   Norfolk Southern Corp.                                               121,900          2,953,637
 # North Fork Bancorporation, Inc.                                       53,200          2,048,200
   Northern Trust Corp.                                                  68,800          2,954,960
   Northrop Grumman Corp.                                                58,200          6,002,166
 * Novell, Inc.                                                         117,500          1,070,425
 * Novellus Systems, Inc.                                                47,800          1,591,262
   Nucor Corp.                                                           24,400          1,606,740
*# Nvidia Corp.                                                          50,500          1,190,790
   Occidental Petroleum Corp.                                           121,100          5,352,620
 * Office Depot, Inc.                                                    96,900          1,583,346
   Omnicom Group, Inc.                                                   59,300          4,736,291

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Oracle Systems Corp.                                               1,630,400    $    18,456,128
   Paccar, Inc.                                                          54,600          3,046,680
 * Pactiv Corp.                                                          49,100          1,157,778
   Pall Corp.                                                            39,200            947,856
 * Parametric Technology Corp.                                           83,200            403,520
   Parker-Hannifin Corp.                                                 37,000          2,055,720
   Paychex, Inc.                                                        117,700          4,414,927
 # Penney (J.C.) Co., Inc.                                               85,100          3,044,878
 # Peoples Energy Corp.                                                  11,700            484,614
 * Peoplesoft, Inc.                                                     113,400          2,027,592
 # Pepsi Bottling Group, Inc.                                            81,000          2,349,000
   Pepsico, Inc.                                                        533,400         28,467,558
   PerkinElmer, Inc.                                                     39,600            772,596
   Pfizer, Inc.                                                       2,378,100         84,042,054
*# PG&E Corp. (Holding Co.)                                             130,700          3,724,950
 * Phelps Dodge Corp.                                                    28,900          1,962,310
   Pinnacle West Capital Corp.                                           28,500          1,148,265
 # Pitney Bowes, Inc.                                                    72,900          3,231,657
 # Plum Creek Timber Co., Inc.                                           57,100          1,788,372
 * PMC Sierra, Inc.                                                      53,900            759,990
   PNC Financial Services Group                                          86,500          4,775,665
 * Power-One, Inc.                                                       26,000            262,080
   PPG Industries, Inc.                                                  53,400          3,193,320
   PPL Corp.                                                             55,300          2,386,195
   Praxair, Inc.                                                        101,400          3,750,786
   Principal Financial Group, Inc.                                      100,000          3,495,000
   Procter & Gamble Co.                                                 403,000         43,451,460
 # Progress Energy, Inc.                                                 76,400          3,255,404
   Progressive Corp.                                                     67,700          5,806,629
   ProLogis                                                              56,500          1,811,390
 * Providian Financial Corp.                                             90,500          1,230,800
 # Prudential Financial, Inc.                                           168,600          7,468,980
   Public Service Enterprise Group, Inc.                                 73,700          3,107,192
   Pulte Homes Inc.                                                      39,100          2,062,525
*# Q Logic Corp.                                                         29,600            908,720
   Qualcomm, Inc.                                                       251,200         16,847,984
   Quest Diagnostics, Inc.                                               32,300          2,782,645
*# Qwest Communications International,
     Inc.                                                               550,800          2,065,500
   Radioshack Corp.                                                      51,200          1,555,968
   Raytheon Co.                                                         138,400          4,601,800
   Reebok International, Ltd.                                            18,400            667,000
   Regions Financial Corp.                                               69,200          2,630,984
 # RJ Reynolds Tobacco Holdings, Inc.                                    26,300          1,478,060
   Robert Half International, Inc.                                       53,400          1,494,132
   Rockwell Collins, Inc.                                                55,600          1,670,224
   Rockwell International Corp.                                          58,400          1,977,424
   Rohm & Haas Co.                                                       69,400          2,674,676
*# Rowan Companies, Inc.                                                 32,500            714,350
   Ryder System, Inc.                                                    20,300            754,145
   Sabre Holdings Corp.                                                  43,700          1,114,350
 # Safeco Corp.                                                          43,200          1,812,240
*# Safeway, Inc.                                                        137,900          3,111,024
 * Saint Jude Medical, Inc.                                              53,800          4,102,788
   Saint Paul Companies, Inc.                                           211,227          8,381,487
 * Sanmina Corp.                                                        161,800          1,711,844
 # Sara Lee Corp.                                                       246,700          5,649,430
   SBC Communications, Inc.                                           1,031,700         24,451,290
   Schering-Plough Corp.                                                458,900          7,755,410
   Schlumberger, Ltd.                                                   183,600         10,496,412
 # Schwab (Charles) Corp.                                               423,100          4,146,380
 # Scientific-Atlanta, Inc.                                              47,600    $     1,638,392
 * Sealed Air Corp.                                                      26,500          1,332,155
 # Sears, Roebuck & Co.                                                  69,300          2,633,400
   Sempra Energy                                                         70,900          2,365,933
 # Sherwin-Williams Co.                                                  45,400          1,784,220
 * Siebel Systems, Inc.                                                 154,700          1,670,760
   Sigma-Aldrich Corp.                                                   21,600          1,233,576
   Simon Property Group, Inc.                                            63,600          3,279,852
   SLM Corp.                                                            140,700          5,393,031
   Snap-On, Inc.                                                         18,200            612,066
 * Solectron Corp.                                                      299,900          1,649,450
 # Southern Co.                                                         228,400          6,605,328
   SouthTrust Corp.                                                     103,000          3,488,610
   Southwest Airlines Co.                                               246,300          3,820,113
 # Sprint Corp.                                                         443,300          7,873,008
 # Stanley Works                                                         25,300          1,101,815
   Staples, Inc.                                                        155,800          4,296,964
 * Starbucks Corp.                                                      123,500          5,019,040
   Starwood Hotels and Resorts
     Worldwide, Inc.                                                     63,700          2,686,866
   State Street Corp.                                                   104,600          5,064,732
   Stryker Corp.                                                        124,400          6,325,740
 * Sun Microsystems, Inc.                                             1,025,300          4,337,019
 * Sungard Data Systems, Inc.                                            89,600          2,482,816
   Sunoco, Inc.                                                          24,100          1,482,873
 # Suntrust Banks, Inc.                                                  88,100          5,733,548
   Supervalu, Inc.                                                       41,900          1,299,738
 * Symantec Corp.                                                        97,100          4,447,180
   Symbol Technologies, Inc.                                             72,100          1,062,033
   Synovus Financial Corp.                                               94,100          2,423,075
   Sysco Corp.                                                          201,100          7,541,250
   T. Rowe Price Group, Inc.                                             39,300          1,892,688
   Target Corp.                                                         284,200         12,703,740
 # Teco Energy, Inc.                                                     58,600            712,576
   Tektronix, Inc.                                                       26,400            833,184
 * Tellabs, Inc.                                                        129,600          1,029,024
   Temple-Inland, Inc.                                                   17,000          1,110,440
 * Tenet Healthcare Corp.                                               145,000          1,728,400
 * Teradyne, Inc.                                                        59,600          1,328,484
   Texas Instruments, Inc.                                              540,300         14,107,233
 # Textron, Inc.                                                         43,000          2,349,950
   The Goldman Sachs Group, Inc.                                        150,800         14,161,628
 * Thermo-Electron Corp.                                                 51,600          1,588,248
 # Thomas & Betts Corp.                                                  18,200            445,172
   Tiffany & Co.                                                         45,700          1,616,409
 * Time Warner, Inc.                                                  1,420,300         24,201,912
   TJX Companies, Inc.                                                  157,000          3,910,870
   Torchmark Corp.                                                       35,300          1,912,907
 * Toys R Us, Inc.                                                       66,600          1,046,952
 * Transocean, Inc.                                                      99,800          2,667,654
   Tribune Co.                                                          103,100          4,978,699
   TXU Corp.                                                            101,000          3,774,370
 # Tyco International, Ltd.                                             623,700         19,203,723
   U.S. Bancorp                                                         598,800         16,826,280
   Union Pacific Corp.                                                   80,700          4,706,424
   Union Planters Corp.                                                  58,800          1,770,468
 * Unisys Corp.                                                         103,400          1,402,104
   United Parcel Service, Inc.                                          352,200         25,259,784
 # United States Steel Corp.                                             35,300          1,071,708
   United Technologies Corp.                                            161,100         13,630,671
 # Unitedhealth Group, Inc.                                             195,200         12,736,800

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Univision Communications, Inc.
     Class A                                                            100,600    $     3,274,530
   Unocal Corp.                                                          80,800          2,878,904
 # UnumProvident Corp.                                                   92,400          1,345,344
 # UST, Inc.                                                             51,700          1,931,512
 # Valero Energy Corp.                                                   40,500          2,677,455
*# Veritas Software Co.                                                 133,500          3,551,100
   Verizon Communications, Inc.                                         861,400         29,787,212
 # VF Corp.                                                              33,700          1,583,226
   Viacom, Inc. Class B                                                 545,600         20,127,184
   Visteon Corp.                                                         40,700            446,072
 # Vulcan Materials Co.                                                  31,700          1,418,892
   Wachovia Corp.                                                       410,000         19,356,100
   Walgreen Co.                                                         319,700         11,192,697
   Wal-Mart Stores, Inc.                                              1,349,800         75,224,354
   Washington Mutual, Inc.                                              280,500         12,252,240
 # Waste Management, Inc.                                               179,900          5,173,924
 * Waters Corp.                                                          37,900          1,746,432
 * Watson Pharmaceuticals, Inc.                                          33,700          1,258,695
 * Wellpoint Health Networks, Inc.                                       48,400          5,398,536
 # Wells Fargo & Co.                                                    527,700         31,028,760
   Wendy's International, Inc.                                           35,600          1,345,324
   Weyerhaeuser Co.                                                      73,200          4,427,136
 # Whirlpool Corp.                                                       21,700          1,443,701
   Williams Companies, Inc.                                             161,600          1,924,656
 # Winn-Dixie Stores, Inc.                                               44,200            279,786
   Worthington Industries, Inc.                                          26,900            514,866
 # Wrigley (Wm.) Jr. Co.                                                 70,100          4,402,280
   Wyeth                                                                415,400         14,954,400
   XCEL Energy, Inc.                                                    124,400          2,113,556
*# Xerox Corp.                                                          248,800          3,368,752
 # Xilinx, Inc.                                                         107,600          3,925,248
 # XL Capital, Ltd.                                                      42,800          3,195,020
*# Yahoo!, Inc.                                                         415,000         12,723,900
 * Yum! Brands, Inc.                                                     91,800          3,442,500
 * Zimmer Holdings, Inc.                                                 75,400          6,435,390
   Zions Bancorp                                                         28,000          1,716,400
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,587,575,053)                                                              3,253,108,973
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT                 VALUE+
                                                                     ------                 ------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (12.5%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $65,199,000
     FHLB Floating Rate Notes,
     10/03/05, valued at $65,117,501) to
     be repurchased at $64,161,344
     (Cost $64,155,000)                                         $        64,155    $    64,155,000
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 0.96%, 06/01/04
     (Collateralized by $392,750,000
     U.S. Treasury Obligations rates
     ranging from 1.875% to 6.75%,
     maturities ranging from 05/15/05 to
     11/30/05, valued at $410,731,038)
     to be repurchased at $402,719,403
     (Cost $402,676,451)^                                               402,676        402,676,451
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $466,831,451)                                                                  466,831,451
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,054,406,505)++                                                          $ 3,719,940,424
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $3,216,721,011.

                 See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                    -------                 ------
                                                                     (000)
UNITED STATES -- (72.6%)
COMMERCIAL PAPER -- (38.0%)
AIG Funding, Inc.
    0.990%, 06/03/04                                            $           300    $       299,983
    0.980%, 06/08/04                                                        600            599,881
    1.060%, 07/22/04                                                        900            898,614
CDC Commercial Paper Corp.
    1.000%, 06/03/04                                                      2,600          2,599,853
    0.990%, 06/10/04                                                      2,300          2,299,413
Ciesco L.P.
    1.030%, 06/17/04                                                      1,200          1,199,439
    1.030%, 06/22/04                                                      3,600          3,597,770
Compass Securitization LLC
    1.040%, 06/18/04                                                      4,000          3,998,009
    1.050%, 06/18/04                                                        800            799,602
Electricite de France
    1.020%, 06/17/04                                                      4,900          4,897,778
Govco, Inc.
    1.050%, 07/01/04                                                      2,300          2,297,968
    1.090%, 07/13/04                                                        500            499,362
KFW International Finance, Inc.
    1.010%, 06/22/04                                                      1,800          1,798,929
Kimberly-Clark Worldwide
    1.010%, 06/03/04                                                      3,900          3,899,779
Kittyhawk Funding Corp.
    1.030%, 06/02/04                                                        600            599,982
    1.030%, 06/15/04                                                      1,709          1,708,295
    1.030%, 06/24/04                                                      2,200          2,198,496
Marsh & McLennan Co., Inc.
    1.010%, 06/22/04                                                        900            899,464
Novartis Finance Corp.
    1.010%, 06/03/04                                                      5,000          4,999,717
Pfizer, Inc.
    1.040%, 07/08/04                                                      1,600          1,598,281
    1.040%, 07/12/04                                                      1,900          1,897,708
Rabobank
    1.030%, 06/01/04                                                      5,000          5,000,000
Sheffield Receivables Corp.
    1.040%, 06/01/04                                                      2,800          2,800,000
    1.040%, 06/22/04                                                      2,100          2,098,687
Siemens Capital Corp.
    1.000%, 06/03/04                                                      2,000          1,999,887
UBS Finance Delaware, Inc.
    1.015%, 06/01/04                                                      4,100          4,100,000
Wal-Mart Stores, Inc.
    1.050%, 07/20/04                                                      1,400          1,397,940
Windmill Funding Corp.
    1.030%, 06/03/04                                                      4,100          4,099,759
                                                                                   ---------------
TOTAL COMMERCIAL PAPER
   (Cost $65,085,040)                                                                   65,084,596
                                                                                   ---------------
AGENCY OBLIGATIONS -- (17.9%)
Federal Home Loan Bank
    2.500%, 11/15/05                                                      1,200          1,201,356
    2.250%, 12/15/05                                            $         2,700    $     2,690,437
    2.000%, 02/13/06                                                      1,000            989,456
    2.250%, 05/15/06                                                      1,600          1,582,877
Federal Home Loan Mortgage
  Corporation
    0.960%, 06/01/04                                                      8,700          8,700,000
    5.250%, 01/15/06                                                      6,500          6,779,903
    1.875%, 02/15/06                                                      7,300          7,218,539
Federal National Mortgage Association
    2.125%, 04/15/06                                                      1,500          1,483,320
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $30,811,012)                                                                    30,645,888
                                                                                   ---------------
BONDS -- (16.7%)
Bayerische Landesbank
    2.500%, 04/28/06                                                      5,000          4,935,975
Citigroup, Inc.
    6.750%, 12/01/05                                                      4,600          4,881,483
General Electric Capital Corp.
    2.000%, 01/30/06                                                      3,500          3,459,725
KFW International Finance, Inc.
    2.500%, 10/17/05                                                      3,000          3,013,722
Swiss Bank Corp. New York
    6.750%, 07/15/05                                                      3,700          3,882,787
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                      3,500          3,502,688
    4.050%, 01/26/06                                                      1,000          1,021,700
Wells Fargo & Co. Corporate Bonds
    7.250%, 08/24/05                                                      3,800          4,024,204
                                                                                   ---------------
TOTAL BONDS
  (Cost $28,932,272)                                                                    28,722,284
                                                                                   ---------------
TOTAL -- UNITED STATES
  (Cost $124,828,324)                                                                  124,452,768
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (11.1%)
BONDS -- (11.1%)
Council of Europe Social
  Development Fund
    4.875%, 10/27/05                                                      3,500          3,618,370
European Investment Bank
    5.625%, 01/24/06                                                      1,500          1,575,751
Inter-American Development Bank
    6.125%, 03/08/06                                                      4,500          4,773,600
Nordic Investment Bank
    2.750%, 01/11/06                                                      4,400          4,410,591
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 11/04/05                                                      4,500          4,661,550
                                                                                   ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $19,205,841)                                                                    19,039,862
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                    -------                 ------
                                                                     (000)
GERMANY -- (3.1%)
BONDS -- (3.1%)
   Landeskreditbank Baden-Wuerttemberg - Foerderbank
     4.500%, 12/30/05                                           $         1,000    $     1,030,500
   Landwirtschaftliche Rentenbank 6.625%, 12/08/05                        4,000          4,246,800
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $5,285,053)                                                                      5,277,300
                                                                                   ---------------
SWEDEN -- (2.8%)
BONDS -- (2.8%)
  Sweden (Kingdom of) 4.375%, 12/20/05
    (Cost $4,877,293)                                                     4,700          4,844,290
                                                                                   ---------------
CANADA -- (2.8%)
BONDS -- (2.8%)
  Ontario, Province of 6.000%, 02/21/06
    (Cost $4,932,081)                                                     4,600          4,841,164
                                                                                   ---------------
FINLAND -- (2.8%)
BONDS -- (2.8%)
  Republic of Finland 5.875%, 02/27/06
    (Cost $4,814,976)                                                     4,500          4,752,239
                                                                                   ---------------
NETHERLANDS -- (2.7%)
BONDS -- (2.7%)
  Bank Nederlandse Gemeenten 4.375%, 12/30/05
    (Cost $4,671,588)                                                     4,500          4,625,460
                                                                                   ---------------
SPAIN -- (1.7%)
BONDS -- (1.7%)
  Instituto de Credito Oficial 2.750%, 12/05/05
    (Cost $3,037,484)                                                     3,000          3,013,470
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *Euro Currency
    (Cost $449)                                                                                587
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc.
     0.89%, 06/01/04 (Collateralized by $641,000
     FHLB Floating Rate Notes, 10/03/05, valued at
     $640,199) to be repurchased at $630,062
     (Cost $630,000)                                                        630            630,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $172,283,089)++                                                            $   171,477,140
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 @   Denominated in local currency or the Euro.
 *   Non-Income Producing Securities.
++   The cost for federal income tax purposes is $172,283,089.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (85.3%)
 * 3COM Corp.                                                           606,100    $     3,921,467
   A. G. Edwards, Inc.                                                   17,500            654,500
*# Advanced Micro Devices, Inc.                                         504,800          7,849,640
   Aetna, Inc.                                                          539,626         43,817,631
 * Agere Systems, Inc. Class A                                            8,652             21,976
 * Agere Systems, Inc. Class B                                          212,364            520,292
 # Albertson's, Inc.                                                    538,100         12,607,683
 * Allegheny Corp.                                                       17,934          4,779,411
   Alliant Energy Corp.                                                 212,900          5,318,242
 * Allied Waste Industries, Inc.                                        255,800          3,391,908
 * Allmerica Financial Corp.                                             98,000          3,150,700
   Allstate Corp.                                                     1,618,800         71,194,824
   Ambac Financial Group, Inc.                                           23,200          1,604,280
   Amerada Hess Corp.                                                   196,432         13,866,135
   American Financial Group, Inc.                                       177,400          5,359,254
   American National Insurance Co.                                       46,700          4,380,927
*# American Tower Corp.                                                 336,000          4,646,880
*# Americredit Corp.                                                    374,000          6,619,800
   Anadarko Petroleum Corp.                                             627,078         34,188,293
   Apache Corp.                                                         129,990          5,246,396
 * Apple Computer, Inc.                                                 197,300          5,536,238
 * Applied Micro Circuits Corp.                                         213,200          1,149,148
   Archer-Daniels Midland Co.                                         2,475,260         41,163,574
 * Arrow Electronics, Inc.                                              308,200          8,392,286
   Ashland, Inc.                                                        297,600         14,031,840
   Astoria Financial Corp.                                               40,500          1,549,935
   AT&T Corp.                                                         1,937,780         32,128,392
 * AT&T Wireless Services, Inc.                                       5,388,737         76,304,516
*# AutoNation, Inc.                                                   2,057,600         34,300,192
 * Avnet, Inc.                                                          199,900          4,677,660
   AVX Corp.                                                            125,400          1,986,336
   Bank of America Corp.                                                 82,170          6,830,792
   Bank of Hawaii Corp.                                                 327,500         14,229,875
 * Barnes & Noble, Inc.                                                  13,000            389,220
   Bausch & Lomb, Inc.                                                   11,800            720,036
   Bear Stearns Companies, Inc.                                         373,770         30,297,796
   Belo Corp. Class A                                                   324,200          9,537,964
 * Big Lots, Inc.                                                       253,500          3,706,170
 # Blockbuster, Inc. Class A                                             23,300            364,878
   Boise Cascade Corp.                                                  213,400          7,501,010
   Borders Group, Inc.                                                   34,000            776,220
   Borg-Warner, Inc.                                                    201,600          8,354,304
   Bowater, Inc.                                                        168,400          7,111,532
   Burlington Northern Santa Fe Corp.                                 1,283,000         42,262,020
 * Caesars Entertainment, Inc.                                          845,900         11,648,043
 * Cavco Industries, Inc.                                                11,450            434,402
 # Cendant Corp.                                                        311,800          7,152,692
*# CheckFree Corp.                                                       56,200          1,723,092
   Chubb Corp.                                                          258,900         17,442,093
*# CIENA Corp.                                                          164,600            592,560
   Cincinnati Financial Corp.                                           579,159         24,759,047
   Circuit City Stores, Inc.                                            531,900          6,366,843
   Clear Channel Communications, Inc.                                 1,428,466         56,710,100
*# CNA Financial Corp.                                                  635,600         19,080,712
   Coca-Cola Enterprises, Inc.                                        1,785,400         49,187,770
 * Comcast Corp. Class A                                              2,432,666    $    70,425,681
 * Comcast Corp. Special Class A
     Non-Voting                                                         927,100         26,283,285
   Commerce Group, Inc.                                                  93,100          4,219,292
   Commercial Federal Corp.                                              98,900          2,771,178
 * Compuware Corp.                                                       35,800            284,610
 * Comverse Technology, Inc.                                            111,500          1,970,205
   ConocoPhilips                                                        220,400         16,161,932
*# Corning, Inc.                                                        998,300         12,368,937
   Countrywide Financial Corp.                                          819,999         52,889,935
*# Cox Communications, Inc.                                           1,421,400         44,646,174
*# Crown Castle International Corp.                                     468,900          6,906,897
 # CSX Corp.                                                            577,800         18,258,480
 # Cummins, Inc.                                                        143,100          8,334,144
   Curtiss-Wright Corp-Cl B W/I                                          27,130          1,214,067
 # Dana Corp.                                                           510,700          9,524,555
*# Delta Air Lines, Inc.                                                402,500          2,455,250
 # Diamond Offshore Drilling, Inc.                                      298,241          6,737,264
   Dillards, Inc. Class A                                                48,900            978,489
   Disney (Walt) Co.                                                    906,600         21,277,902
 # Eastman Chemical Co.                                                 108,200          5,013,988
   Electronic Data Systems Corp.                                        746,200         12,200,370
   Federated Department Stores, Inc.                                    618,200         29,494,322
   First American Financial Corp.                                       156,500          4,062,740
   First Citizens Bancshares, Inc.                                       10,300          1,194,800
   Florida East Coast Industries, Inc.                                   68,139          2,465,269
   Foot Locker, Inc.                                                    175,000          4,130,000
 # Ford Motor Co.                                                     4,185,900         62,160,615
 # General Motors Corp.                                               1,395,700         63,350,823
   Georgia-Pacific Corp.                                                684,200         24,508,044
*# Goodyear Tire & Rubber Co.                                           203,900          1,773,930
   Harris Corp.                                                         151,400          7,000,736
   Hartford Financial Services Group,
     Inc.                                                               487,000         32,200,440
   Hearst-Argyle Television, Inc.                                       238,600          6,239,390
   Helmerich & Payne, Inc.                                              146,800          3,662,660
   Hibernia Corp.                                                       274,500          6,588,000
   Hollinger International, Inc. Class A                                257,600          4,533,760
   Horton (D.R.), Inc.                                                  818,872         23,665,401
 * Human Genome Sciences, Inc.                                           23,900            259,793
 * Humana, Inc.                                                         618,900         10,564,623
   Ikon Office Solutions, Inc.                                          123,700          1,363,174
   Independence Community Bank Corp.                                     12,500            469,000
 * Ingram Micro, Inc.                                                   336,900          4,868,205
 * Instinet Group, Inc.                                                  15,200            100,168
*# InterActiveCorp                                                    1,496,500         46,780,590
   International Paper Co.                                            1,215,775         50,977,446
*# Invitrogen Corp.                                                      50,100          3,479,445
 * JDS Uniphase Corp.                                                 1,095,700          3,780,165
   JP Morgan Chase & Co.                                              2,244,400         82,683,696
 # Kerr-McGee Corp.                                                     207,658         10,227,156
   KeyCorp                                                              941,600         29,575,656
 # Labranche & Co., Inc.                                                 19,700            176,512
   LaFarge North America, Inc.                                          257,500         11,345,450
   Lear Corp.                                                           110,900          6,568,607
*# Level 3 Communications, Inc.                                         195,500            762,450

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Liberty Media Corp.                                                6,276,100    $    68,911,578
   Lincoln National Corp.                                               418,500         19,874,565
   Loews Corp.                                                          636,800         36,698,784
 # Louisiana-Pacific Corp.                                               94,500          2,182,950
 * LSI Logic Corp.                                                      647,300          5,307,860
   Lubrizol Corp.                                                       182,000          6,026,020
*# Lucent Technologies, Inc.                                          1,193,800          4,261,866
   Lyondell Chemical Co.                                                447,200          7,387,744
   Manulife Financial Corp.                                             425,285         16,509,564
   Marathon Oil Corp.                                                   961,450         32,054,743
 # May Department Stores Co.                                             63,100          1,808,446
   MBIA, Inc.                                                           327,250         18,126,378
 # MeadWestavco Corp.                                                   758,431         20,947,864
   MetLife, Inc.                                                      1,830,500         65,074,275
*# Metro-Goldwyn-Mayer, Inc.                                            261,100          3,104,479
   MGIC Investment Corp.                                                116,900          8,533,700
 * MGM Grand, Inc.                                                      390,100         17,324,341
 * Micron Technology, Inc.                                              767,000         11,528,010
*# Mony Group, Inc.                                                      51,200          1,599,488
   Nationwide Financial Services, Inc.                                   94,300          3,446,665
   Norfolk Southern Corp.                                             1,537,600         37,256,048
   Northrop Grumman Corp.                                               427,771         44,116,023
   Nucor Corp.                                                           15,000            987,750
   Occidental Petroleum Corp.                                           650,800         28,765,360
 # Odyssey Re Holdings Corp.                                             50,500          1,275,125
   Old Republic International Corp.                                     501,412         11,412,137
 * Owens-Illinois, Inc.                                                 314,400          4,662,552
 * Pacificare Health Systems, Inc.                                       50,000          1,846,500
 * Pactiv Corp.                                                          55,100          1,299,258
*# PanAmSat Corp.                                                       350,100          8,132,823
 # Peabody Energy Corp.                                                  54,600          2,715,804
 # Penney (J.C.) Co., Inc.                                            1,120,000         40,073,600
   PepsiAmericas, Inc.                                                  192,000          4,078,080
 * Phelps Dodge Corp.                                                   287,085         19,493,072
 # PMI Group, Inc.                                                      191,100          8,249,787
   Pogo Producing Co.                                                    69,200          3,147,216
*# Pride International, Inc.                                            303,400          4,769,448
   Principal Financial Group, Inc.                                      746,100         26,076,195
   Protective Life Corp.                                                141,500          5,232,670
 * Providian Financial Corp.                                            483,100          6,570,160
   Pulte Homes Inc.                                                     248,400         13,103,100
 # Questar Corp.                                                        251,000          9,199,150
*# Qwest Communications
     International, Inc.                                              2,000,600          7,502,250
   Radian Group, Inc.                                                   211,300          9,719,800
 * Radio One, Inc.                                                       22,900            395,712
   Rayonier, Inc.                                                           500             21,000
   Raytheon Co.                                                       1,311,300         43,600,725
   Reinsurance Group of America, Inc.                                   114,100          4,535,475
 * Rite Aid Corp.                                                       969,800          4,868,396
 # RJ Reynolds Tobacco Holdings, Inc.                                   251,326         14,124,521
   Ryder System, Inc.                                                   275,400         10,231,110
 # Safeco Corp.                                                         486,400         20,404,480
   Saint Paul Companies, Inc.                                           695,326         27,590,536
   Saks, Inc.                                                           743,200         11,155,432
 * Sanmina Corp.                                                        639,900          6,770,142
   SBC Communications, Inc.                                             430,200         10,195,740
 # Sears, Roebuck & Co.                                                 493,500         18,753,000
 * Service Corp. International                                          237,100          1,707,120
 * Smithfield Foods, Inc.                                                68,400          1,982,916
*# Smurfit-Stone Container Corp.                                        617,026         11,205,192
 * Solectron Corp.                                                    1,155,300    $     6,354,150
 # Sovereign Bancorp, Inc.                                              781,020         16,987,185
 # Sprint Corp.                                                       2,161,500         38,388,240
   StanCorp Financial Group, Inc.                                        20,000          1,281,800
   Starwood Hotels and Resorts
     Worldwide, Inc.                                                    573,500         24,190,230
   Steelcase, Inc. Class A                                               47,400            559,320
 * Sun Microsystems, Inc.                                             2,143,700          9,067,851
   Sunoco, Inc.                                                         298,800         18,385,164
   Supervalu, Inc.                                                      565,200         17,532,504
*# Tech Data Corp.                                                      119,000          4,776,660
 # Telephone & Data Systems, Inc.                                        89,300          6,398,345
 * Tellabs, Inc.                                                        716,800          5,691,392
   Temple-Inland, Inc.                                                  131,300          8,576,516
 * Tenet Healthcare Corp.                                             1,047,300         12,483,816
 # Textron, Inc.                                                        123,000          6,721,950
 * The DIRECTV Group, Inc.                                              680,337         11,980,735
 # Thomas & Betts Corp.                                                  46,900          1,147,174
   Tidewater, Inc.                                                      100,900          2,788,876
 * Time Warner, Inc.                                                  7,039,080        119,945,923
   Torchmark Corp.                                                      127,200          6,892,968
 * Toys R Us, Inc.                                                      819,300         12,879,396
 * Triad Hospitals, Inc.                                                147,000          5,197,920
 # Tyson Foods, Inc. Class A                                            912,556         18,725,649
   Union Pacific Corp.                                                  824,200         48,067,344
   Unionbancal Corp.                                                     86,600          4,987,294
 * Unisys Corp.                                                         113,200          1,534,992
 * United States Cellular Corp.                                         122,800          4,372,908
 # United States Steel Corp.                                            326,200          9,903,432
   Unitrin, Inc.                                                        223,800          8,974,380
 # UnumProvident Corp.                                                  913,089         13,294,576
 # Valero Energy Corp.                                                  306,800         20,282,548
   Valhi, Inc.                                                          158,500          1,759,350
 * VeriSign, Inc.                                                       166,300          3,016,682
   Viacom, Inc. Class B                                               3,061,100        112,923,979
*# Vishay Intertechnology, Inc.                                         315,716          5,957,561
 * Vitesse Semiconductor, Inc.                                            2,800             15,288
 * WebMD Corp.                                                           25,800            228,588
   Weis Markets, Inc.                                                    20,800            710,320
   Wesco Financial Corp.                                                 13,540          5,103,903
 * Westport Resources Corp.                                              30,800          1,065,680
 # Weyerhaeuser Co.                                                     565,400         34,195,392
   Worthington Industries, Inc.                                         133,200          2,549,448
*# Xerox Corp.                                                           75,000          1,015,500
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,572,821,731)                                                              3,122,322,882
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT
                                                                     ------
                                                                      (000)
TEMPORARY CASH
 INVESTMENTS  (14.7%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $67,332,000
   FNMA Discount Notes, 12/10/04,
   valued at $66,827,010) to be
   repurchased at $65,845,511
   (Cost $65,839,000)                                           $        65,839         65,839,000

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
 Repurchase Agreement, Merrill Lynch Triparty Repo
   0.96%, 06/01/04 (Collateralized by $471,136,000
   U.S. Treasury Obligations rates ranging from
   1.625% to 6.00%, maturities ranging from 08/15/04 to
   02/15/12, valued at $483,699,189) to be repurchased at
   $474,263,981
   (Cost $474,213,398)^                                         $       474,213    $   474,213,398
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $540,052,398)                                                                  540,052,398
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,112,874,129)++                                                          $ 3,662,375,280
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $3,112,874,157.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (91.6%)
   1st Source Corp.                                                      14,400    $       326,880
 * 3COM Corp.                                                           137,100            887,037
 * AAR Corp.                                                             22,300            213,634
 * ABX Air, Inc.                                                         49,700            223,650
 * Adaptec, Inc.                                                         83,099            680,581
   Advanta Corp. Class A                                                  5,387             87,054
   Advanta Corp. Class B Non-Voting                                      13,327            211,366
 * Agile Software Corp.                                                  13,400            107,200
   Agilysys, Inc.                                                        24,900            306,519
 * AK Steel Holding Corp.                                                82,938            379,856
 * Alaska Air Group, Inc.                                                18,700            385,220
   Alexander & Baldwin, Inc.                                             33,500          1,067,645
 * Allegheny Corp.                                                        3,052            813,358
 * Alliance Semiconductor Corp.                                          13,700             81,789
   Alliant Energy Corp.                                                  42,200          1,054,156
 * Allmerica Financial Corp.                                             38,600          1,240,990
 * Alloy, Inc.                                                           16,100             80,661
   Alpharma, Inc. Class A                                                31,500            616,770
 * AMC Entertainment, Inc.                                               23,600            356,360
 * Amerco, Inc.                                                          17,600            440,176
   American Financial Group, Inc.                                        53,400          1,613,214
*# American Greetings Corp. Class A                                      46,500            976,500
   American National Insurance Co.                                       10,400            975,624
*# American Tower Corp.                                                  63,400            876,822
 * Americredit Corp.                                                     65,100          1,152,270
 # AmerUs Group Co.                                                      31,200          1,227,720
 * Ames Department Stores, Inc.                                          20,200                 35
 * AMN Healthcare Services, Inc.                                         10,700            162,640
 * Anadigics, Inc.                                                        6,800             33,524
   Analogic Corp.                                                        11,000            507,430
 * Applica, Inc.                                                          9,200             90,344
   Applied Industrial Technologies, Inc.                                 13,500            361,125
 * Applied Micro Circuits Corp.                                         182,253            982,344
   Arch Chemicals, Inc.                                                  15,550            412,541
 * Arena Pharmaceuticals, Inc.                                            4,800             28,128
 * Argonaut Group, Inc.                                                  15,400            267,652
 * Ariba, Inc.                                                           14,288             31,148
*# Armstrong Holdings, Inc.                                              24,500             21,560
 * Arris Group, Inc.                                                     14,621             92,405
 * Arrow Electronics, Inc.                                               13,277            361,533
 * Ascential Software Corp.                                              16,259            260,957
*# ATA Holdings Corp.                                                     4,600             29,210
 * Atlas Air Worldwide Holdings, Inc.                                    11,400                593
 * Atwood Oceanics, Inc.                                                  9,000            358,380
 * Audiovox Corp. Class A                                                 8,100            112,752
 * Avnet, Inc.                                                           59,800          1,399,320
   AVX Corp.                                                             24,200            383,328
 * Aztar Corp.                                                           23,900            576,229
   Baldwin & Lyons, Inc. Class B                                          4,725            114,109
 * Bally Total Fitness Holding Corp.                                     13,300             61,180
   Bandag, Inc. Class A                                                   3,800            150,746
 * BankUnited Financial Corp. Class A                                    20,000            521,800
   Banner Corp.                                                           4,497            131,312
 * Barnes & Noble, Inc.                                                  34,500          1,032,930
   Bassett Furniture Industries, Inc.                                     4,600             87,533
 * Bay View Capital Corp.                                                34,600    $        70,584
 # Beazer Homes USA, Inc.                                                10,600          1,068,162
 * Beverly Enterprises                                                    9,400             79,712
 * Big Lots, Inc.                                                        81,800          1,195,916
   Bob Evans Farms, Inc.                                                 17,600            452,144
 * Boca Resorts, Inc.                                                    24,800            445,904
 * Bombay Co., Inc.                                                       5,100             29,682
   Borders Group, Inc.                                                   54,200          1,237,386
   Bowater, Inc.                                                         21,600            912,168
   Bowne & Co., Inc.                                                     27,330            435,094
 * Brush Engineered Materials, Inc.                                       6,400            111,488
 * Buckeye Technology, Inc.                                              14,500            146,305
   Burlington Coat Factory Warehouse
     Corp.                                                               34,400            654,976
 * Cable Design Techologies Corp.                                        33,800            281,892
   Calgon Carbon Corp.                                                   15,300             94,554
 * Caraustar Industries, Inc.                                            21,800            291,684
   Carpenter Technology Corp.                                            15,600            474,552
   Casey's General Stores, Inc.                                          34,935            570,489
 * Castle (A.M.) & Co.                                                    6,200             52,638
 * Central Garden & Pet Co.                                              11,090            412,215
   Central Parking Corp.                                                 24,700            456,703
 * Century Aluminum Co.                                                      98              2,271
 * Century Business Services, Inc.                                       64,700            266,564
 * Cenveo, Inc.                                                          13,200             40,788
 * Charming Shoppes, Inc.                                                85,514            732,000
*# Charter Communications, Inc.                                          50,200            193,270
   Chesapeake Corp.                                                      10,700            232,404
 * Ciber, Inc.                                                           30,800            274,120
*# CIENA Corp.                                                           11,500             41,400
 * Cincinnati Bell, Inc.                                                 85,400            351,848
   CIRCOR International, Inc.                                             5,950            116,858
   Circuit City Stores, Inc.                                            146,600          1,754,802
 * Cirrus Logic, Inc.                                                       700              5,201
 * CKE Restaurants, Inc.                                                  1,300             13,156
*# CMS Energy Corp.                                                      72,075            621,286
 * CNA Surety Corp.                                                      27,000            280,800
 * CNET Networks, Inc.                                                   10,772            104,058
   Coachmen Industries, Inc.                                              6,100             98,576
 * Coherent, Inc.                                                        20,536            556,320
 * Collins & Aikman Corp.                                                56,300            298,953
 * Columbus McKinnon Corp.                                                5,900             31,264
 * Comfort Systems USA, Inc.                                             14,800            104,340
   Commerce Group, Inc.                                                  22,400          1,015,168
   Commercial Federal Corp.                                              34,500            966,690
   Commercial Metals Co.                                                 19,800            595,980
 * Commonwealth Industries, Inc.                                          6,300             56,385
   Community Bank System, Inc.                                            5,200            114,504
   Community Trust Bancorp, Inc.                                          2,940             91,640
 * Compucom Systems, Inc.                                                19,300             86,657
 * CompuCredit Corp.                                                     15,400            270,116
 * Compuware Corp.                                                       71,948            571,987
 * Conexant Systems, Inc.                                                31,791            150,054
 * Conmed Corp.                                                          20,300            516,635
 * Consolidated Freightways Corp.                                           400                  1
 * Consolidated Graphics, Inc.                                            9,400            377,410

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Continental Airlines, Inc.                                            50,800    $       543,052
   Cooper Tire & Rubber Co.                                              55,000          1,159,950
*# Corixa Corp.                                                           6,100             30,927
   Corn Products International, Inc.                                     25,240          1,094,911
 * Covanta Energy Corp.                                                   1,014                  2
 * Covenant Transport, Inc. Class A                                       4,900             76,783
*# Credence Systems Corp.                                                26,985            378,060
 * Credit Acceptance Corp.                                               23,600            355,180
   Crompton Corp.                                                        22,300            133,131
 * Cross Country Healthcare, Inc.                                        22,461            373,077
 * Crown Media Holdings, Inc.                                            15,817            143,144
   CSS Industries, Inc.                                                   4,600            160,540
   CTS Corp.                                                             21,500            234,350
 * Cumulus Media, Inc. Class A                                           18,800            348,552
 * CuraGen Corp.                                                          5,766             28,830
   Curtiss-Wright Corp.                                                   4,800            225,840
   Curtiss-Wright Corp-Cl B W/I                                           3,168            141,768
   Delphi Financial Group, Inc. Class A                                  18,017            725,725
 * Denbury Resources, Inc.                                                9,300            171,120
   Dillards, Inc. Class A                                                61,414          1,228,894
   Dimon, Inc.                                                           17,500            107,625
 * Dollar Thrifty Automotive Group, Inc.                                 16,800            440,496
 * DoubleClick, Inc.                                                     48,920            414,842
   Downey Financial Corp.                                                19,000          1,005,100
 * Duane Reade, Inc.                                                     11,600            191,400
 * DuPont Photomasks, Inc.                                               12,679            279,952
 * Dura Automotive Systems, Inc.                                          6,150             58,179
 * DVI, Inc.                                                             12,800                211
 * Dynegy, Inc.                                                         129,400            568,066
 * E.piphany, Inc.                                                       47,432            222,930
   Eagle Materials, Inc.                                                  3,993            266,333
 * Edgewater Technology, Inc.                                             4,472             27,682
 * eFunds Corp.                                                          23,393            374,522
   Electro Rent Corp.                                                     9,700            106,118
 * Electroglas, Inc.                                                      7,500             39,375
 * Emmis Communications Corp.
     Class A                                                             14,923            325,321
 * Entravision Communications Corp.                                      47,300            383,130
 * Esterline Technologies Corp.                                          14,700            370,146
 * Ethyl Corp.                                                            5,560            111,589
 * Exar Corp.                                                            27,702            441,293
 * Fairchild Corp. Class A                                                8,736             39,312
   FBL Financial Group, Inc. Class A                                     16,500            468,105
*# Federal-Mogul Corp.                                                   98,700             26,155
   First American Financial Corp.                                        38,800          1,007,248
   First Citizens Bancshares, Inc.                                        3,500            406,000
 * First Horizon Pharmaceutical Corp.                                     9,200            163,070
   First Republic Bank                                                    9,550            389,258
 * Fleetwood Enterprises, Inc.                                              100              1,340
   Flowers Foods, Inc.                                                   14,525            339,449
 * Flowserve Corp.                                                       42,500            890,375
 * Forest Oil Corp.                                                      42,400          1,055,760
 * Franklin Covey Co.                                                     6,500             15,925
 * Friede Goldman Halter, Inc.                                            1,000                  1
 * FSI International, Inc.                                                2,100             14,469
 * Gateway, Inc.                                                         71,200            288,360
   GATX Corp.                                                            38,600            930,646
 * Gaylord Entertainment Co.                                             23,750            682,812
 # Gencorp, Inc.                                                         34,100            387,376
 * Genesee & Wyoming, Inc.                                               13,500            308,610
 * Genesis Microchip, Inc.                                               12,200            197,030
 * Gerber Scientific, Inc.                                                8,700    $        54,288
   Gibraltar Steel Corp.                                                  6,300            182,385
   Glatfelter (P.H.) Co.                                                 35,400            433,296
 * Glenayre Technologies, Inc.                                           25,600             64,768
*# Goodyear Tire & Rubber Co.                                           126,900          1,104,030
   Goody's Family Clothing, Inc.                                         12,700            151,638
 * Graphic Packaging Corp.                                                9,300             60,078
   Gray Television, Inc.                                                 33,400            470,606
   Great American Financial Resources,
     Inc.                                                                18,400            280,600
 * Great Atlantic & Pacific Tea Co., Inc.                                19,250            133,402
 * Group 1 Automotive, Inc.                                              15,900            510,390
 * Ha-Lo Industries, Inc.                                                27,300                 38
 * Hain Celestial Group, Inc.                                            23,400            414,180
   Handleman Co.                                                         17,100            383,040
 * Hanger Orthopedic Group, Inc.                                          6,900            113,850
 * Hanover Compressor Co.                                                62,800            657,516
   Harleysville Group, Inc.                                              24,000            453,360
   Hearst-Argyle Television, Inc.                                        20,000            523,000
   Helmerich & Payne, Inc.                                               40,100          1,000,495
 * Hexcel Corp.                                                          15,100            128,350
   Holly Corp.                                                            1,100             38,225
   Horace Mann Educators Corp.                                           29,300            496,049
 * Houston Exploration Co.                                               19,000            897,940
   Hughes Supply, Inc.                                                   14,500            783,000
 * Human Genome Sciences, Inc.                                           90,461            983,311
 * Hypercom Corp.                                                        18,900            127,008
 * Identix, Inc.                                                          9,188             66,613
 * IDT Corp.                                                             15,400            270,886
   IHOP Corp.                                                            14,900            536,400
   Ikon Office Solutions, Inc.                                          112,100          1,235,342
 * IMCO Recycling, Inc.                                                   6,000             75,600
 * Incyte Genomics, Inc.                                                 28,000            200,760
 # IndyMac Bancorp, Inc.                                                 22,200            730,380
 * InFocus Corp.                                                         27,400            220,844
 * Infonet Services Corp.                                               143,300            246,476
 * Information Holdings, Inc.                                            14,100            376,752
   Ingles Market, Inc. Class A                                            4,000             42,400
 * Ingram Micro, Inc.                                                    78,600          1,135,770
 * Input/Output, Inc.                                                    20,000            138,000
 * Insight Communications Co., Inc.                                      40,100            383,356
 * Insight Enterprises, Inc.                                             10,673            195,956
 * Instinet Group, Inc.                                                  87,040            573,594
 * Integrated Electrical Services, Inc.                                  17,900            161,100
 * InterCept Group, Inc.                                                  7,900            117,631
 * Interface, Inc. Class A                                               23,300            163,100
 * Interland, Inc.                                                          180                524
   Intermet Corp.                                                        10,000             41,100
   Interpool, Inc.                                                       10,750            181,406
   Iomega Corp.                                                          25,700            124,388
 * Ionics, Inc.                                                          12,100            305,646
 * ITXC Corp.                                                            16,800             39,648
 * Jacuzzi Brands, Inc.                                                  16,000            136,640
 * Jakks Pacific, Inc.                                                   12,699            225,788
 * JDA Software Group, Inc.                                              18,852            238,478
 * Jo-Ann Stores, Inc.                                                    6,200            177,506
 * Jones Lang LaSalle, Inc.                                              15,900            400,998
 * K2, Inc.                                                              23,400            344,448
   Kaman Corp. Class A                                                    9,000            106,020
*# Kansas City Southern Industries, Inc.                                 47,700            620,100
 * Keane, Inc.                                                           21,000            301,350

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Kellwood Co.                                                          16,700    $       679,690
   Kelly Services, Inc.                                                  25,200            699,048
 * Kemet Corp.                                                           66,000            801,900
   Kennametal, Inc.                                                       4,200            178,920
 * Kforce, Inc.                                                              39                357
   Kimball International, Inc. Class B                                   16,239            224,748
 * Kindred Healthcare, Inc.                                              21,400            531,576
 * Kirby Corp.                                                           15,700            555,780
 * Knight Trading Group, Inc.                                            41,431            474,799
 # Labranche & Co., Inc.                                                 45,900            411,264
 * Lakes Entertainment, Inc.                                              8,300            102,588
   Landamerica Financial Group, Inc.                                     14,900            594,361
   Landry's Restaurants, Inc.                                            18,800            564,000
 * Lattice Semiconductor Corp.                                           67,700            528,737
   Lawson Products, Inc.                                                  3,600            126,540
   Liberty Corp.                                                         12,700            591,185
   Lithia Motors, Inc. Class A                                            9,500            227,240
 # LNR Property Corp.                                                    13,900            698,475
   Lone Star Steakhouse & Saloon, Inc.                                   17,372            441,249
   Longs Drug Stores Corp.                                               30,000            642,600
   Longview Fibre Co.                                                    39,200            500,192
   Louisiana-Pacific Corp.                                               69,600          1,607,760
   Lubrizol Corp.                                                        26,400            874,104
 * Luby's, Inc.                                                          10,400             57,408
   Lyondell Chemical Co.                                                 30,400            502,208
 * M & F Worldwide Corp.                                                  7,100             92,300
   MAF Bancorp, Inc.                                                     16,540            728,587
 * Magnetek, Inc.                                                         9,200             71,852
 * Magnum Hunter Resources, Inc.                                         52,700            530,689
   Massey Energy Co.                                                     57,700          1,420,574
 * Mastec, Inc.                                                           8,800             37,576
 * Maxxam, Inc.                                                           2,600             65,650
 * Maxygen, Inc.                                                          3,900             39,156
 * Medarex, Inc.                                                          2,600             21,762
   Media General, Inc. Class A                                           18,000          1,238,760
 * Medquist, Inc.                                                        28,200            347,706
 * Mens Warehouse, Inc.                                                  29,700            774,873
 * Metris Companies, Inc.                                                29,000            218,950
 * Metromedia International Group, Inc.                                  10,600              3,710
   Midland Co.                                                            6,900            180,228
 * Milacron, Inc.                                                        13,200             59,136
   Minerals Technologies, Inc.                                            8,600            494,500
 * MIPS Technologies, Inc.                                                1,959             13,595
 * MKS Instruments, Inc.                                                     46              1,075
   Modine Manufacturing Co.                                              26,924            811,759
 * Mondavi (Robert) Corp. Class A                                         6,500            226,330
   Movado Group, Inc.                                                     3,400            104,380
 * MPS Group, Inc.                                                       78,800            873,104
 * MRV Communications, Inc.                                              16,722             44,481
 * MSC Software Corp.                                                     5,000             44,700
   Mueller Industries, Inc.                                              23,900            781,530
   Myers Industries, Inc.                                                 6,300             85,113
   Nacco Industries, Inc. Class A                                         4,100            363,834
   National Presto Industries, Inc.                                       2,700            106,380
 * NCI Building Systems, Inc.                                            13,500            392,445
 * NCO Group, Inc.                                                       18,095            448,575
 * Neoforma, Inc.                                                         5,400             61,398
   NetBank, Inc.                                                         18,773            201,247
 * NetIQ Corp.                                                           43,858            581,118
 * NetRatings, Inc.                                                      21,790            304,842
 * Newpark Resources, Inc.                                               31,100            175,715
 * Newport Corp.                                                         27,188    $       395,042
*# Northwest Airlines Corp.                                              33,500            338,685
 * Ocwen Financial Corp.                                                  1,600             19,904
 # Odyssey Re Holdings Corp.                                             49,600          1,252,400
 * Offshore Logistics, Inc.                                              15,800            362,926
 * Ohio Casualty Corp.                                                   42,700            800,625
 * Oil States International, Inc.                                        34,500            489,900
 * Oplink Communications, Inc.                                           62,000            124,620
 * Oregon Steel Mills, Inc.                                              10,300            116,081
*# Orthodontic Centers of America, Inc.                                  31,100            265,905
   Overseas Shipholding Group, Inc.                                      30,000          1,144,200
 * Owens-Illinois, Inc.                                                  18,700            277,321
*# Palmone Inc.                                                           2,200             46,706
   Park Electrochemical Corp.                                             5,050            126,048
 * Parker Drilling Co.                                                   36,300            116,523
 * Pathmark Stores, Inc.                                                 11,800             79,650
 * Paxson Communications Corp.                                           18,600             52,266
   Peabody Energy Corp.                                                  42,500          2,113,950
 * Pegasus Solutions, Inc.                                                  200              2,300
   Penn Virginia Corp.                                                    4,600            286,580
   Pep Boys - Manny, Moe & Jack                                          19,100            467,759
   PepsiAmericas, Inc.                                                   65,300          1,386,972
 * Per-Se Technologies, Inc.                                             11,800            153,400
   Phillips-Van Heusen Corp.                                             15,200            287,736
 * Photronics, Inc.                                                       3,874             68,492
 * Pico Holdings, Inc.                                                    4,200             76,650
   Pilgrims Pride Corp. Class B                                             800             21,504
 * Pinnacle Entertainment, Inc.                                          15,000            171,000
 * Plains Exploration & Production Co.                                    2,400             42,720
 * Plexus Corp.                                                          17,109            251,331
   PMA Capital Corp. Class A                                             16,434            114,545
 * Polyone Corp.                                                         36,900            254,241
   Pope & Talbot, Inc.                                                    2,400             40,152
   Potlatch Corp.                                                         5,900            222,725
*# Powerwave Technologies, Inc.                                          36,500            292,365
   Presidential Life Corp.                                               20,305            343,561
 * PRG-Schultz International, Inc.                                       27,514            124,088
 * Pride International, Inc.                                             60,300            947,916
 * Prime Hospitality Corp.                                               32,600            323,066
 * Procurenet, Inc.                                                      13,000                 13
 * Protection One, Inc.                                                  37,000              7,215
   Protective Life Corp.                                                 34,500          1,275,810
 * Province Healthcare Co.                                               34,100            546,282
   Pulitzer, Inc.                                                         5,900            277,595
   Quanex Corp.                                                          11,100            494,505
 * Quanta Services, Inc.                                                 88,200            467,460
 * Quantum Corp.- DLT                                                    18,100             53,395
 * Radio One, Inc.                                                       15,500            267,840
 * Railamerica, Inc.                                                     22,400            285,600
 * RealNetworks, Inc.                                                     1,700             10,217
   Regal-Beloit Corp.                                                    14,700            300,615
   Reinsurance Group of America, Inc.                                    24,900            989,775
   Reliance Steel & Aluminum Co.                                         25,600            936,704
 * Reliant Resources, Inc.                                              193,900          1,921,549
 * Remec, Inc.                                                           13,400             87,770
 * Rent-Way, Inc.                                                        10,100             93,930
   Resource America, Inc.                                                 6,700            146,060
 * Retail Ventures Inc.                                                  13,300             96,159
   Riggs National Corp.                                                  19,900            434,616
 * Riverstone Networks, Inc.                                             13,200             13,134
   RLI Corp.                                                             17,600            633,072

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Rock-Tenn Co. Class A                                                 24,500    $       393,715
 * Rowan Companies, Inc.                                                 65,800          1,446,284
 * RTI International Metals, Inc.                                         8,200            118,982
   Ruddick Corp.                                                         31,800            653,808
   Russell Corp.                                                         25,100            411,138
 * Ryan's Family Steak Houses, Inc.                                      25,300            425,799
   Ryder System, Inc.                                                    38,500          1,430,275
   Ryerson Tull, Inc.                                                     9,718            130,318
 * Safeguard Scientifics, Inc.                                           66,500            169,575
   Saks, Inc.                                                            87,200          1,308,872
   Sauer-Danfoss, Inc.                                                   18,500            287,490
 * ScanSoft, Inc.                                                         9,000             47,160
   Schulman (A.), Inc.                                                   22,055            440,438
   Schweitzer-Maudoit International, Inc.                                 5,100            143,565
   SCPIE Holdings, Inc.                                                   3,900             33,969
 * SCS Transportation, Inc.                                               5,750            130,812
   Seaboard Corp.                                                           540            201,960
*# Seacor Smit, Inc.                                                     12,250            490,490
   Selective Insurance Group, Inc.                                       18,000            650,340
 * Sequa Corp. Class A                                                    2,800            137,620
 * Sequa Corp. Class B                                                    1,300             65,910
 * Sequenom, Inc.                                                        14,900             23,989
 * Service Corp. International                                          217,800          1,568,160
*# Shaw Group, Inc.                                                      46,700            551,060
 * Shiloh Industries, Inc.                                                6,000             65,280
 * Shopko Stores, Inc.                                                   20,300            276,892
*# Silicon Graphics, Inc.                                                79,700            150,633
 * Six Flags, Inc.                                                       70,700            494,900
 * Skechers U.S.A., Inc. Class A                                         11,600            133,400
   Skyline Corp.                                                          3,300            132,066
 * Skyworks Solutions, Inc.                                              10,786             96,427
   Smith (A.O.) Corp.                                                    13,950            410,827
 * Smithfield Foods, Inc.                                                42,600          1,234,974
 * Sola International, Inc.                                              12,800            248,192
   Sonic Automotive, Inc.                                                24,300            533,385
 * SonicWALL, Inc.                                                       41,000            326,360
 * Sourcecorp, Inc.                                                      10,200            261,936
   South Jersey Industries, Inc.                                          7,000            293,930
 * Southwestern Energy Co.                                               21,400            546,984
 * Spherion Corp.                                                        45,800            423,192
 * Spinnaker Exploration Co.                                             24,300            809,919
 * SR Telecom, Inc.                                                          21                 72
   StanCorp Financial Group, Inc.                                        22,600          1,448,434
   Standard Motor Products, Inc. Class A                                  7,700            107,800
   Standard Pacific Corp.                                                13,600            692,920
   Standard Register Co.                                                 12,800            156,032
   Starrett (L.S.) Co. Class A                                            2,000             31,460
*# Steel Dynamics, Inc.                                                  28,858            738,765
   Steelcase, Inc. Class A                                               30,700            362,260
   Stepan Co.                                                             3,500             84,875
   Stewart & Stevenson Services, Inc.                                    20,000            339,000
 * Stewart Enterprises, Inc.                                             75,400            567,008
   Stewart Information Services Corp.                                    13,400            457,610
 * Stillwater Mining Co.                                                 52,200            790,830
 * Stoneridge, Inc.                                                       8,800            137,808
   Stride Rite Corp.                                                     24,800            261,640
*# Sunrise Senior Living, Inc.                                           17,800            641,512
 * Swift Energy Corp.                                                    22,400            452,480
   SWS Group, Inc.                                                        1,100             17,732
 * Sycamore Networks, Inc.                                              207,882            916,760
 * Systemax, Inc.                                                        13,350             82,770
 * Tech Data Corp.                                                       40,700    $     1,633,698
   Tecumseh Products Co. Class A                                          8,800            326,656
   Tecumseh Products Co. Class B                                          2,200             83,576
 * Teletech Holdings, Inc.                                               10,096             75,922
 * Terex Corp.                                                           19,600            578,004
 * Terra Industries, Inc.                                                30,000            138,900
 * Tesoro Petroleum Corp.                                                44,500          1,059,990
 # Texas Industries, Inc.                                                16,900            622,765
 * The Dress Barn, Inc.                                                   3,600             63,036
   The Marcus Corp.                                                      12,600            204,120
 # The Phoenix Companies, Inc.                                           66,100            774,031
 # Thomas & Betts Corp.                                                  29,200            714,232
 * THQ, Inc.                                                             29,337            618,717
 * TIBCO Software, Inc.                                                  42,500            352,750
   Tidewater, Inc.                                                       43,500          1,202,340
 * Timco Aviation Services, Inc.                                            910                364
 * Time Warner Telecom, Inc.                                             20,730             88,310
 # Timken Co.                                                            56,400          1,285,356
   Titan International, Inc.                                              8,100             86,265
 * Titanium Metals Corp.                                                  1,320            119,130
 * Tower Automotive, Inc.                                                33,800            125,398
 * Trammell Crow Co.                                                     22,100            280,891
 * Trans World Entertainment Corp.                                       15,200            151,696
 * Transkaryotic Therapies, Inc.                                         22,010            317,384
 * Transmeta Corp.                                                        2,000              4,360
 * Transmontaigne Oil Co.                                                 6,500             37,830
   Tredegar Industries, Inc.                                             29,300            423,385
*# Trenwick Group, Ltd.                                                  38,857                350
 * Triad Guaranty, Inc.                                                   8,200            471,172
 * Triad Hospitals, Inc.                                                 29,300          1,036,048
*# Trico Marine Services, Inc.                                           14,200              3,266
 # Trinity Industries, Inc.                                              35,600          1,018,516
*# Triquint Semiconductor, Inc.                                          52,030            290,327
 * Triumph Group                                                         10,100            321,281
 * TriZetto Group, Inc.                                                  12,500             81,625
 * Tweeter Home Entertainment Group,
     Inc.                                                                 9,400             62,604
 * UICI                                                                  32,400            644,112
   UMB Financial Corp.                                                   15,953            811,210
 * Unifi, Inc.                                                           21,100             49,163
   Unifirst Corp.                                                         5,200            135,200
   United Auto Group, Inc.                                               30,200            873,686
   United Community Financial Corp.                                      22,800            276,108
 * United Rentals, Inc.                                                  56,200            961,020
   Unitrin, Inc.                                                         13,600            545,360
 * Universal American Financial Corp.                                    36,040            394,638
 * Universal Compression Holdings, Inc.                                  23,860            706,017
   Universal Forest Products, Inc.                                        7,300            211,408
 * Universal Stainless & Alloy Products,
     Inc.                                                                 2,500             27,078
   Unizan Financial Corp.                                                11,502            296,522
 * Unova, Inc.                                                            1,200             20,820
 * URS Corp.                                                             22,800            574,104
   Usec, Inc.                                                            63,300            495,639
   USF Corp.                                                             22,220            638,825
 * Vail Resorts, Inc.                                                    19,060            284,947
   Valhi, Inc.                                                           52,400            581,640
 * Valuevision Media, Inc. Class A                                        9,700            116,400
 * Venturi Partners, Inc.                                                    44                606
 * Veritas DGC, Inc.                                                     26,000            497,640
 * Vignette Corp.                                                        63,300            104,445

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Vintage Petroleum, Inc.                                               37,400    $       583,066
   Visteon Corp.                                                         94,100          1,031,336
 * Volt Information Sciences, Inc.                                        6,000            154,200
   Walter Industries, Inc.                                               22,460            285,916
*# Warnaco Group, Inc.                                                   18,600                 19
   Watsco, Inc. Class A                                                  10,150            265,626
   Watts Water Technologies, Inc.                                        10,900            264,543
   Wausau-Mosinee Paper Corp.                                            40,200            611,442
   Weis Markets, Inc.                                                     9,200            314,180
   Wellman, Inc.                                                         12,500             99,375
   Wesco Financial Corp.                                                  2,775          1,046,036
   West Pharmaceutical Services, Inc.                                       100              3,801
 * Westport Resources Corp.                                              34,800          1,204,080
 * Wolverine Tube, Inc.                                                   4,800             54,624
   Woodward Governor Co.                                                  1,741            115,689
 * Zoran Corp.                                                           17,100            300,447
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $189,504,554)                                                                  190,952,471
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.1%)
 * Chiquita Brands International, Inc. Warrants 03/19/09                 24,308            114,734
 * Imperial Credit Industries, Inc. Warrants 01/31/08                       511                  0
 * Orbital Science Corp. Warrants 08/31/04                                  203              1,594
 * Timco Aviation Services Warrants 02/27/07                              2,178                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,119,289)                                                                        116,328
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
BONDS -- (0.0%)
 * Timco Aviation Services, Inc.
    (Cost $0)                                                   $             1                  0
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (8.4%)
   Repurchase Agreement, Merrill Lynch Triparty Repo
   0.96%, 06/01/04 (Collateralized by $16,950,000
   U.S. Treasury Obligations 6.75%, 05/15/05,
   valued at $17,795,542) to be repurchased at
   $17,445,230
   (Cost $17,443,369)^                                                   17,443         17,443,369
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $208,067,212)++                                                            $   208,512,168
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $208,172,452.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (92.7%)
   1st Source Corp.                                                     273,476    $     6,207,905
 * 24/7 Real Media, Inc.                                                 12,000             69,720
 * AAR Corp.                                                            935,130          8,958,545
   ABC Bancorp                                                           18,280            359,568
 * Ablest, Inc.                                                          16,800             89,040
   Abrams Industries, Inc.                                               10,000             42,000
 * ABX Air, Inc.                                                        851,100          3,829,950
 * Accelrys, Inc.                                                       328,042          3,277,140
 * Aclara Biosciences, Inc.                                             461,715          1,754,517
 * Acme Communications, Inc.                                            385,989          2,987,555
 * Acme United Corp.                                                      8,700             60,900
 * ACT Teleconferencing, Inc.                                           168,546            433,332
 * Active Power, Inc.                                                   948,715          3,320,502
   Adams Resources & Energy, Inc.                                         6,700             93,130
 * Adaptec, Inc.                                                        881,628          7,220,533
 * Adept Technology, Inc.                                                94,800             90,060
 * Advanced Digital Information Corp.                                    44,500            398,275
 * Advanced Magnetics, Inc.                                              12,800            125,568
 * Advanced Power Technology, Inc.                                      207,718          2,743,955
   Advanta Corp. Class A                                                289,953          4,685,640
   Advanta Corp. Class B Non-Voting                                     497,013          7,882,626
 * Advent Software, Inc.                                                    600             11,352
 * Aehr Test Systems                                                     89,200            356,800
 * AEP Industries, Inc.                                                 197,350          2,101,580
 * Aether Systems, Inc.                                               1,251,167          4,266,479
 * Aetrium, Inc.                                                         97,748            897,327
 * Agile Software Corp.                                                 139,653          1,117,224
   Agilysys, Inc.                                                       908,878         11,188,288
 * Air Methods Corp.                                                    121,928            968,108
 * Airnet Systems, Inc.                                                 245,500          1,050,740
 * Airspan Networks, Inc.                                               109,100            605,505
 * AK Steel Holding Corp.                                             2,514,916         11,518,315
 * Akamai Technologies, Inc.                                            766,600         11,391,676
   Alamo Group, Inc.                                                    158,700          2,483,655
 * Alaska Air Group, Inc.                                               776,800         16,002,080
 * Alaska Communications Systems
     Group, Inc.                                                        251,100          1,619,595
 * Alderwoods Group, Inc.                                                75,400            973,414
 # Aldila, Inc.                                                          78,966          1,201,073
   Alexander & Baldwin, Inc.                                            815,021         25,974,719
   Alico, Inc.                                                           46,500          1,641,450
 * All American Semiconductor, Inc.                                      29,260            266,559
   Allegheny Technologies, Inc.                                         180,700          2,170,207
   Allen Organ Co. Class B                                                5,000            250,000
 * Alliance Semiconductor Corp.                                       1,010,481          6,032,572
 * Allied Defense Group, Inc.                                           148,100          2,597,674
 * Allied Healthcare International, Inc.                                228,600          1,149,858
 * Allied Healthcare Products, Inc.                                     124,200            674,406
 * Allied Holdings, Inc.                                                111,535            568,828
 * Allied Motion Technologies, Inc.                                      45,300            234,201
 * Allmerica Financial Corp.                                            408,700         13,139,705
 * Allou Health Care, Inc. Class A                                       97,500                 10
 * Alloy, Inc.                                                          869,729          4,357,342
 * Allscripts Healthcare Solutions, Inc.                                353,200          2,910,015
 * Almost Family, Inc.                                                   13,700    $       108,298
 * Alpha Technologies Group, Inc.                                        82,112            114,957
   Alpharma, Inc. Class A                                             1,139,500         22,311,410
*# Alterra Healthcare Corp.                                             248,800                 25
   Ambassadors, Inc.                                                    159,500          2,046,385
 * AMC Entertainment, Inc.                                              494,800          7,471,480
 * Amcast Industrial Corp.                                              149,800            606,690
 * Amerco, Inc.                                                         219,400          5,487,194
*# America West Holdings Corp. Class B                                  447,600          4,484,952
 * American Banknote Corp.                                                  745                212
   American Biltrite, Inc.                                               45,600            444,600
 * American Building Control, Inc.                                      187,600            350,812
*# American Business Financial
     Services, Inc.                                                      43,184            141,646
 * American Dental Partners, Inc.                                        69,500          1,184,975
 * American Ecology Corp.                                                44,500            389,375
*# American Greetings Corp. Class A                                   1,296,400         27,224,400
 * American Indemnity Financial Escrow                                   14,200             14,200
 * American Independence Corp.                                            4,800             74,784
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                      20,800                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                   20,800                  0
 * American Medical Security Group,
     Inc.                                                               382,300          9,874,809
   American Pacific Corp.                                               104,300            761,390
 * American Physicians Capital, Inc.                                    246,070          5,671,913
 * American Physicians Services Group,
     Inc.                                                                36,300            355,740
 * American Retirement Corp.                                            279,800          1,259,100
   American Shared Hospital Services                                     30,900            175,512
   American Software, Inc. Class A                                      280,250          1,790,797
 * American Superconductor Corp.                                        106,900          1,342,664
 * American Technical Ceramics Corp.                                     83,100            735,435
   Americana Bancorp, Inc.                                               26,030            422,987
 * AmeriServe Financial, Inc.                                           359,138          2,065,043
   Ameron International Corp.                                           196,721          6,119,990
 # AmerUs Group Co.                                                     486,485         19,143,185
 * Ames Department Stores, Inc.                                           9,919                 17
 * Amistar Corp.                                                         42,300             95,386
   Ampco-Pittsburgh Corp.                                               200,200          2,596,594
   Amrep Corp.                                                           96,692          1,661,169
 * Amtech Systems, Inc.                                                   6,000             30,480
 * Anadigics, Inc.                                                      760,677          3,750,138
   Analogic Corp.                                                        46,675          2,153,118
 * Analysts International Corp.                                         461,464          1,379,777
*# Analytical Surveys, Inc.                                                 830              2,075
 * Anaren, Inc.                                                         366,740          5,838,501
   Andersons, Inc.                                                       96,900          1,672,494
*# Andrew Corp.                                                          47,530            933,964
*# Angeion Corp.                                                            315                466
   Angelica Corp.                                                       206,900          4,613,870
 * Angelo & Maxie's, Inc.                                                25,350             27,124
 * AnswerThink, Inc.                                                    141,500            907,156
 * APA Optics, Inc.                                                     157,400            393,500

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Apogee Enterprises, Inc.                                             185,300    $     1,845,588
 * Applica, Inc.                                                        689,400          6,769,908
 * Applied Extrusion Technologies, Inc.                                 333,100            349,755
   Applied Industrial Technologies, Inc.                                560,000         14,980,000
 * Applied Innovation, Inc.                                              51,000            204,000
 * Applied Micro Circuits Corp.                                          35,300            190,267
 * Apropos Technology, Inc.                                             273,086          1,108,729
 * Aradigm Corp.                                                          4,100              4,469
 * Arch Capital Group, Ltd.                                              34,800          1,342,584
   Arch Chemicals, Inc.                                                 492,487         13,065,680
 * Arena Pharmaceuticals, Inc.                                          742,844          4,353,066
 * Argonaut Group, Inc.                                                 651,533         11,323,644
 * Argonaut Technologies, Inc.                                            8,200             13,366
 * Ariba, Inc.                                                          865,100          1,885,918
 * Arlington Hospitality, Inc.                                           70,000            238,000
*# Armstrong Holdings, Inc.                                             387,200            340,736
 * Arqule, Inc.                                                         637,399          3,696,914
*# Arris Group, Inc.                                                  1,679,841         10,616,595
 * Art Technology Group, Inc.                                            52,300             71,651
 * Artesyn Technologies, Inc.                                           323,397          2,955,849
   ASB Financial Corp.                                                   14,300            328,900
 * Ascential Software Corp.                                             347,588          5,578,787
 * Ashworth, Inc.                                                       387,365          3,095,046
 * Aspen Technology, Inc.                                               353,700          2,231,847
*# Astea International, Inc.                                             13,200            137,412
 * Astec Industries, Inc.                                               375,110          6,493,154
   Astro-Med, Inc.                                                       10,312            109,307
 * Astronics Corp.                                                       19,687             99,616
 * Astronics Corp. Class B                                                7,756             37,229
*# AstroPower, Inc.                                                      28,600              1,144
*# ATA Holdings Corp.                                                   184,300          1,170,305
 * Atari, Inc.                                                           11,280             31,358
 * Atlantic American Corp.                                               42,900            127,413
 * Atlantis Plastics, Inc.                                               65,500          1,011,975
 * Atlas Air Worldwide Holdings, Inc.                                   144,400              7,509
 * ATP Oil & Gas Corp.                                                  102,300            605,616
   Atrion Corp.                                                          36,150          1,563,126
 * ATS Medical, Inc.                                                     13,800             64,860
 * Atwood Oceanics, Inc.                                                267,411         10,648,306
 * Audiovox Corp. Class A                                               598,891          8,336,563
 * Ault, Inc.                                                            93,400            278,332
 * Aurora Foods, Inc.                                                       573                  5
 * Avalon Holding Corp. Class A                                          25,112             66,672
*# Avanex Corp.                                                         405,100          1,255,810
*# Avatar Holdings, Inc.                                                 75,500          3,158,920
 * Aviall, Inc.                                                             500              8,680
 * Avici Systems Inc.                                                   232,427          2,454,429
 * Avigen, Inc.                                                         582,839          2,063,250
 * Avteam, Inc. Class A                                                  80,300                120
 * Aware, Inc.                                                          520,392          1,691,274
 * Axsys Technologies, Inc.                                              60,700          1,174,545
 * AXT, Inc.                                                            462,278            980,029
 * Aztar Corp.                                                          693,000         16,708,230
 * AZZ, Inc.                                                             81,100          1,208,390
 * Badger Paper Mills, Inc.                                              10,400             53,404
   Bairnco Corp.                                                        114,700            929,070
 * Baker (Michael) Corp.                                                 79,400          1,139,390
   Baldwin & Lyons, Inc. Class B                                         82,425          1,990,564
 * Baldwin Technology, Inc. Class A                                     219,700            812,890
 * Ballantyne Omaha, Inc.                                                32,200             94,024
 * Bally Total Fitness Holding Corp.                                    983,700    $     4,525,020
 * Bancinsurance Corp.                                                   76,470            627,819
   Bandag, Inc. Class A                                                 112,600          4,466,842
 * BankUnited Financial Corp. Class A                                   130,251          3,398,249
   Banner Corp.                                                         316,858          9,252,254
 * Barrett Business Services, Inc.                                       82,500          1,117,050
 * Barry (R.G.) Corp.                                                   154,464            329,008
   Bassett Furniture Industries, Inc.                                   339,238          6,455,360
 * Bay View Capital Corp.                                             1,515,142          3,090,890
 * BE Aerospace, Inc.                                                    10,325             65,873
 # Beazer Homes USA, Inc.                                                66,700          6,721,359
   Belden, Inc.                                                         699,755         11,825,859
 * Bell Industries, Inc.                                                161,863            477,496
 * Bell Microproducts, Inc.                                             727,482          4,634,060
 * Bethlehem Steel Corp.                                              1,057,000              3,382
*# Beverly Enterprises                                                1,942,700         16,474,096
 * BF Enterprises, Inc.                                                   2,300             19,262
 * Big 4 Ranch, Inc.                                                     73,300                  0
 * Bioanalytical Systems, Inc.                                           17,100             68,827
 * Biosource International, Inc.                                        118,800            856,667
   Black Hills Corp.                                                          3                 88
   Blair Corp.                                                          228,890          5,882,473
 * Blonder Tongue Laboratories, Inc.                                     22,600             71,190
 * Bluegreen Corp.                                                      712,398          8,534,528
 * BMC Industries, Inc.                                                 241,800             15,112
 * BNS Co. Class A                                                       46,855            288,158
   Bob Evans Farms, Inc.                                                 11,976            307,663
 * Boca Resorts, Inc.                                                   956,564         17,199,021
 * Bogen Communications International,
     Inc.                                                                44,700            224,617
 * Bolt Technology Corp.                                                 13,700             63,020
 * Bombay Co., Inc.                                                     799,240          4,651,577
   Bon-Ton Stores, Inc.                                                 306,202          3,916,324
 * Bookham Technologies P.L.C.                                        1,522,442          1,598,564
 * Books-a-Million, Inc.                                                313,700          1,882,200
 * Boston Biomedical, Inc.                                               56,400            178,224
   Bostonfed Bancorp, Inc.                                               51,260          1,722,336
   Bowl America, Inc. Class A                                            54,022            767,112
   Bowne & Co., Inc.                                                    917,613         14,608,399
 * Boyds Collection, Ltd.                                               462,300          1,322,178
 * Braun Consulting, Inc.                                               198,200            332,976
 * Brigham Exploration Co.                                               33,400            284,601
 * BrightStar Information Technology
     Group, Inc.                                                         83,400              3,002
 * Brillian Corp.                                                       122,950          1,039,050
 * Bruker BioSciences Corp.                                                 700              3,332
 * Brush Engineered Materials, Inc.                                     449,309          7,826,963
 * BSQUARE Corp.                                                        139,200            134,885
 * BTU International, Inc.                                               91,300            482,064
 * Buca, Inc.                                                           493,725          2,601,931
 * Buckeye Technology, Inc.                                             960,698          9,693,443
   Building Materials Holding Corp.                                     387,218          6,664,022
 * Bull Run Corp.                                                         8,560              4,665
   Burlington Coat Factory Warehouse
     Corp.                                                            1,059,001         20,163,379
 * Bush Industries, Inc. Class A                                        106,000             71,020
 * Butler International, Inc.                                            81,200            201,376
 * Cable Design Techologies Corp.                                     1,191,887          9,940,338
   Cadmus Communications Corp.                                           50,200            691,756
   Calgon Carbon Corp.                                                  999,800          6,178,764

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * California Coastal Communities, Inc.                                  71,400    $     1,145,970
   California First National Bancorp                                     77,600          1,021,216
 * Caliper Life Sciences, Inc.                                          803,230          4,265,151
 * Callon Petroleum Corp.                                               405,300          5,317,536
   Camco Financial Corp.                                                 19,083            273,459
 * Cannon Express, Inc. Class A                                             900                162
 * Cannondale Corp.                                                     115,400             16,156
 * Canterbury Consulting Group, Inc.                                        842                695
 * Capital Pacific Holdings, Inc.                                       201,300            810,232
 * Capital Senior Living Corp.                                          529,199          2,725,375
 * Caprius, Inc.                                                          1,439                288
 * Capstone Turbine Corp.                                                62,150            173,398
 * Captaris, Inc.                                                       610,587          3,694,051
 * Caraustar Industries, Inc.                                           800,964         10,716,898
 * Cardiotech International, Inc.                                        41,791            156,716
 * CareCentric, Inc.                                                     29,400             23,520
 * Career Blazers, Inc. Trust Units                                       9,540                  0
   Carpenter Technology Corp.                                           650,962         19,802,264
 * Carriage Services, Inc. Class A                                      416,100          2,142,915
 * Carrington Laboratories, Inc.                                        121,900            522,951
*# Carrizo Oil & Gas, Inc.                                               21,800            184,428
   Cascade Corp.                                                        122,750          3,001,237
   Casey's General Stores, Inc.                                         249,559          4,075,298
 * Castle (A.M.) & Co.                                                  217,730          1,848,528
   Castle Energy Corp.                                                  142,700          1,550,435
 * Casual Male Retail Group, Inc.                                       373,265          2,538,202
 * Catalina Lighting, Inc.                                               22,040            236,242
 * Catalytica Energy Systems, Inc.                                      176,300            590,605
 * Cavalier Homes, Inc.                                                 369,181          2,082,181
 * Celadon Group, Inc.                                                  179,590          2,589,688
 * Celebrity, Inc. Escrow Shares                                         26,325                  0
   Celeritek, Inc.                                                      361,252          1,271,607
 * CellStar Corp.                                                       482,122          2,916,838
 * Central Garden & Pet Co.                                             483,110         17,957,199
   Central Parking Corp.                                                749,411         13,856,609
 * Century Aluminum Co.                                                 357,236          8,277,158
 * Century Business Services, Inc.                                    1,381,481          5,691,702
 * Cenveo, Inc.                                                         599,100          1,851,219
 * Ceres Group, Inc.                                                    299,593          1,863,468
   CFS Bancorp, Inc.                                                    300,879          4,076,910
 * Champion Enterprises, Inc.                                           517,400          4,837,690
   Champion Industries, Inc.                                            104,200            477,236
 * Championship Auto Racing Teams,
     Inc.                                                                70,000              8,190
 * Champps Entertainment, Inc.                                          200,174          1,795,361
 * Channell Commercial Corp.                                             17,600             79,200
*# Charming Shoppes, Inc.                                             3,091,347         26,461,930
 * Chart Industries                                                           3                 90
*# Charter Communications, Inc.                                         116,600            448,910
   Chesapeake Corp.                                                     465,906         10,119,478
   Chicago Rivet & Machine Co.                                           10,800            314,766
 * Childtime Learning Centers, Inc.                                      43,500            116,145
 * Chromcraft Revington, Inc.                                             5,900             83,485
 * Chronimed, Inc.                                                      339,202          2,510,095
*# Chyron Corp.                                                          10,800              6,480
 * Ciber, Inc.                                                          351,700          3,130,130
 * Cincinnati Bell, Inc.                                                123,800            510,056
 * Ciprico, Inc.                                                         70,900            330,039
   CIRCOR International, Inc.                                           315,900          6,204,276
 * Cirrus Logic, Inc.                                                   342,979          2,548,334
*# Citizens, Inc. Class A                                               100,810    $       687,524
 * CKE Restaurants, Inc.                                                506,000          5,120,720
 * Clark, Inc.                                                          382,728          6,690,085
 * Clarus Corp.                                                         444,000          5,265,840
*# CMS Energy Corp.                                                     743,769          6,411,289
 * CNA Surety Corp.                                                     327,495          3,405,948
 * CNET Networks, Inc.                                                  214,643          2,073,451
   Coachmen Industries, Inc.                                            446,800          7,220,288
 * Coast Dental Services, Inc.                                           48,533            150,452
   Coast Distribution System                                             97,600            623,664
 * Coastcast Corp.                                                      101,900            219,085
 * Cobra Electronics Corp.                                               84,100            754,377
*# Coeur d'Alene Mines Corp.                                            213,200            999,908
 * Cogent Communications Group, Inc.                                      6,954              2,782
 * Cognitronics Corp.                                                     7,700             27,258
 * Coherent, Inc.                                                       827,292         22,411,340
 * Collins & Aikman Corp.                                             1,189,794          6,317,806
   Collins Industries, Inc.                                              30,500            174,155
 * Columbus McKinnon Corp.                                              262,859          1,392,890
 * Comarco, Inc.                                                        110,200            784,624
 * Comdial Corp.                                                         10,007             26,018
 * Comforce Corp.                                                        58,000            114,840
 * Comfort Systems USA, Inc.                                            984,800          6,942,840
   Commerce Group, Inc.                                                   5,700            258,324
*# Commerce One, Inc.                                                    96,400             98,328
   Commercial Federal Corp.                                             427,398         11,975,692
   Commercial Metals Co.                                                841,866         25,340,167
 * Commonwealth Industries, Inc.                                        444,162          3,975,250
   Communications Systems, Inc.                                          17,300            136,670
   Community Bank System, Inc.                                           51,300          1,129,626
   Community Trust Bancorp, Inc.                                         53,821          1,677,601
   Community West Bancshares                                             11,000             93,225
 * Compex Technologies, Inc.                                             53,976            322,776
 * Compucom Systems, Inc.                                             1,366,845          6,137,134
 * CompuCredit Corp.                                                    748,235         13,124,042
 * Computer Access Technology Corp.                                     289,800          1,347,570
 * Computer Horizons Corp.                                              545,091          1,945,975
 * Computer Network Technology Corp.                                    594,839          3,592,828
 * Computer Task Group, Inc.                                            153,800            669,030
 * CompX International, Inc.                                             37,300            606,125
 * Concord Camera Corp.                                                 709,293          2,191,715
 * Conexant Systems, Inc.                                               400,071          1,888,335
 * Congoleum Corp. Class A                                               97,400            219,150
 * Conmed Corp.                                                         374,488          9,530,720
*# Consolidated Freightways Corp.                                        24,700                 64
 * Consolidated Graphics, Inc.                                          351,494         14,112,484
 * Consumer Portfolio Services, Inc.                                     14,400             64,656
*# Continental Airlines, Inc.                                         1,919,600         20,520,524
 * Continental Materials Corp.                                            4,600            134,734
*# Convera Corp.                                                         37,600            106,784
*# Cooker Restaurant Corp.                                              109,768                659
   Cooper Tire & Rubber Co.                                             840,900         17,734,581
 # Cooperative Bankshares, Inc.                                          19,000            437,000
*# Corautus Genetics, Inc.                                                  642              3,691
 * Core Molding Technologies, Inc.                                          500              1,750
 * Corixa Corp.                                                         126,900            643,383
   Corn Products International, Inc.                                    655,300         28,426,914
 * Cornell Companies, Inc.                                              384,148          5,128,376
 * Correctional Services Corp.                                          247,312            766,667
 * Corrpro Companies, Inc.                                               88,475            146,868

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Cosine Communications, Inc.                                          231,960    $       923,201
 * Cost-U-Less, Inc.                                                     35,000            201,950
   Cotton States Life Insurance Co.                                       8,300            164,962
 * Covansys Corp.                                                        71,200            774,656
 * Covanta Energy Corp.                                                   5,896                 10
 * Covenant Transport, Inc. Class A                                     364,025          5,704,272
   CPAC, Inc.                                                            82,200            475,938
*# Credence Systems Corp.                                               958,980         13,435,310
 * Credit Acceptance Corp.                                              705,727         10,621,191
 * Criticare Systems, Inc.                                               91,000            282,100
   Crompton Corp.                                                       117,900            703,863
 * Cross (A.T.) Co. Class A                                             234,300          1,321,452
 * Cross Country Healthcare, Inc.                                       271,676          4,512,538
 * Crossroads Systems, Inc.                                              22,000             40,084
 * Crown Andersen, Inc.                                                  22,900             40,075
 * Crown Financial Group, Inc.                                           59,900             71,880
 * Crown Media Holdings, Inc.                                           219,454          1,986,059
*# Cryolife, Inc.                                                        93,500            476,850
 * CSP, Inc.                                                             40,800            293,801
   CSS Industries, Inc.                                                 252,150          8,800,035
   CT Communications, Inc.                                              161,759          2,216,098
   CTS Corp.                                                            652,600          7,113,340
 * Culp, Inc.                                                           324,918          2,404,393
 * Cumulus Media, Inc. Class A                                          299,700          5,556,438
 * CuraGen Corp.                                                      1,193,625          5,968,125
 * Curis, Inc.                                                               20                 89
   Curtiss-Wright Corp.                                                 172,600          8,120,830
   Cutter & Buck, Inc.                                                  289,237          2,996,495
 * Cybersource Corp.                                                    158,500          1,339,325
 * Cybex International, Inc.                                            114,200            427,108
*# CycleLogic, Inc.                                                           6                  1
*# Cytrx Corp.                                                            2,800              3,416
   D & K Healthcare Resources, Inc.                                     405,661          4,855,762
 * D A Consulting Group, Inc.                                           118,400                651
   D&E Communications, Inc.                                              78,400          1,016,064
*# Daisytek International Corp.                                          44,337                310
*# Dan River, Inc. Class A                                              430,700             46,300
 * Danielson Holding Corp.                                               73,400            700,236
 * Data I/O Corp.                                                        86,400            247,104
 * Data Systems & Software, Inc.                                         91,400            152,638
 * Datakey, Inc.                                                          6,700              5,025
 * Datalink Corp.                                                       184,900            674,885
 * Dataram Corp.                                                         32,910            264,925
 * DataTRAK International, Inc.                                          35,900            396,695
 * Dave and Busters, Inc.                                               182,140          3,406,018
 * Dawson Geophysical Co.                                                72,400          1,075,140
   Deb Shops, Inc.                                                       63,849          1,531,738
 * Decora Industries, Inc.                                                4,200                 24
   Decorator Industries, Inc.                                            22,132            177,056
 * Del Global Technologies Corp.                                         70,017            159,289
 * Delphax Technologies, Inc.                                            70,700            452,480
   Delphi Financial Group, Inc. Class A                                 601,363         24,222,902
   Delta Apparel, Inc.                                                  104,000          2,348,320
*# Delta Financial Corp.                                                138,300            842,247
   Delta Natural Gas Co., Inc.                                           27,300            633,906
 * Delta Woodside Industries, Inc.                                      130,000            175,500
 * Denali, Inc.                                                          69,500              6,950
 * Denbury Resources, Inc.                                               25,800            474,720
 * Dendreon Corp.                                                           585              6,406
 * Detrex Corp.                                                          12,800             20,160
 * Devcon International Corp.                                            52,400    $       602,600
 * DiamondCluster International, Inc.                                   271,100          2,626,959
 * Diedrich Coffee, Inc.                                                     13                 51
 * Digi International, Inc.                                             431,482          4,483,098
 * Digimarc Corp.                                                        50,100            566,130
*# Digital Angel Corp.                                                  323,200          1,040,704
   Dimon, Inc.                                                        1,232,467          7,579,672
 * Discovery Partners International                                     352,880          1,831,447
   Distributed Energy Systems Corp.                                     774,783          2,479,306
 * Diversified Corporate Resources, Inc.                                  1,600              2,240
 * Dixie Group, Inc.                                                    284,791          3,363,382
 * Dixon Ticonderoga Co.                                                 30,150            113,062
 * Dollar Thrifty Automotive Group, Inc.                                729,200         19,119,624
 * Dominion Homes, Inc.                                                  72,100          2,199,771
   Donegal Group, Inc. Class A                                           62,496          1,311,166
   Donegal Group, Inc. Class B                                           35,448            727,393
 * DoubleClick, Inc.                                                     40,100            340,048
   Dover Motorsports, Inc.                                              308,000          1,413,720
   Downey Financial Corp.                                                   100              5,290
 * Drugstore.com, Inc.                                                  211,400            980,896
 * DT Industries, Inc.                                                  214,200              6,961
 * Duane Reade, Inc.                                                    620,376         10,236,204
 * Duckwall-ALCO Stores, Inc.                                           103,200          1,779,168
 * Ducommun, Inc.                                                        88,879          1,675,369
 * DuPont Photomasks, Inc.                                              527,708         11,651,793
 * Dura Automotive Systems, Inc.                                        452,402          4,279,723
*# DVI, Inc.                                                            241,100              3,978
 * Dyax Corp.                                                           252,900          2,491,065
*# Dynegy, Inc.                                                         154,500            678,255
 * E Com Ventures, Inc.                                                   6,250             57,812
   E-Z-EM, Inc.                                                          23,943            447,734
 * E.piphany, Inc.                                                    1,011,562          4,754,341
   Eagle Materials, Inc.                                                 12,700            847,090
 * EarthLink, Inc.                                                      218,950          2,198,258
   Eastern Co.                                                           29,400            462,756
 * EasyLink Services Corp.                                                  640                819
   Ecology & Environment, Inc. Class A                                   28,100            281,000
   Edelbrock Corp.                                                       93,940          1,413,797
 * Eden Bioscience Corp.                                                 83,100             91,410
 * Edgewater Technology, Inc.                                           248,188          1,536,284
   EFC Bancorp, Inc.                                                      5,300            125,875
 * eFunds Corp.                                                          62,319            997,727
 * Elcom International, Inc.                                                500                 80
   Electro Rent Corp.                                                   353,315          3,865,266
 * Electroglas, Inc.                                                    448,888          2,356,662
 * eLoyalty Corp.                                                        51,900            328,527
 * ELXSI Corp.                                                           27,900            101,835
   EMC Insurance Group, Inc.                                            150,700          3,056,196
 * EMCORE Corp.                                                          30,700             90,872
 * Emisphere Technologies, Inc.                                         152,327            773,821
 * Emmis Communications Corp.
     Class A                                                              8,100            176,580
 # Empire District Electric Co.                                          12,400            248,248
 * EMS Technologies, Inc.                                               256,470          5,580,787
 * En Pointe Technologies, Inc.                                          39,500             74,655
 * Encore Medical Corp.                                                  95,100            663,798
 * Endologix, Inc.                                                      110,800            547,352
 * Enesco Group, Inc.                                                   404,700          3,897,261
 * Entravision Communications Corp.                                   1,658,500         13,433,850
 * Entrust, Inc.                                                        110,200            506,920

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Environmental Elements Corp.                                          10,300    $         1,596
 * Environmental Technologies Corp.                                      35,800                251
 * ePlus, Inc.                                                          122,300          1,440,694
 * ePresence, Inc.                                                      312,600          1,262,904
 * Equity Marketing, Inc.                                                 1,100             14,124
 * Equity Oil Co.                                                       205,350            872,737
   Espey Manufacturing & Electronics
     Corp.                                                                3,800             85,918
 * Esterline Technologies Corp.                                         611,893         15,407,466
 * Ethyl Corp.                                                          287,420          5,768,519
 * Evans & Sutherland Computer Corp.                                    184,000            917,240
*# Evergreen Solar, Inc.                                                134,700            408,141
*# Exabyte Corp.                                                         17,200             14,276
 * Exar Corp.                                                           874,400         13,929,192
 * Exelixis, Inc.                                                       128,283          1,182,769
 * Exponent, Inc.                                                        41,600          1,037,088
 * Extended Systems, Inc.                                                20,900            103,873
 * Ezcorp, Inc. Class A Non-Voting                                      237,900          1,934,127
 * Fab Industries, Inc.                                                  82,381            288,333
*# Factory 2-U Stores, Inc.                                             145,779            137,032
 * Fairchild Corp. Class A                                              640,629          2,882,830
 * Falcon Products, Inc.                                                162,900            610,875
*# FalconStor Software, Inc.                                             47,700            330,084
 * Famous Dave's of America, Inc.                                       136,684          1,075,976
   FBL Financial Group, Inc. Class A                                    567,800         16,108,486
 * Featherlite, Inc.                                                     27,900            125,271
   Fedders Corp.                                                         50,600            224,664
   Federal Screw Works                                                    3,125            116,562
*# Federal-Mogul Corp.                                                  823,500            218,227
   FFLC Bancorp                                                           5,598            142,357
 * Fibermark, Inc.                                                       50,150              5,015
*# Fiberstars, Inc.                                                      17,100            145,846
 * Fidelity Federal Bancorp                                              20,000             33,600
   Fidelity Southern Corp.                                               91,000          1,228,500
 * Finishmaster, Inc.                                                   120,000          1,221,000
 * Finlay Enterprises, Inc.                                             220,200          4,311,516
 * Firebrand Financial Group, Inc.                                       86,400              3,110
 * First Aviation Services, Inc.                                          9,000             43,740
   First Citizens Bancshares, Inc.                                       10,300          1,194,800
   First Defiance Financial Corp.                                       128,500          3,215,070
   First Federal Bancshares of Arkansas,
     Inc.                                                               112,100          2,264,420
 * First Horizon Pharmaceutical Corp.                                   570,031         10,103,799
   First Indiana Corp.                                                  223,925          4,418,040
 * First Investors Financial Services
     Group, Inc.                                                        120,900            661,323
   First Keystone Financial, Inc.                                        37,300          1,007,100
   First Midwest Financial, Inc.                                         32,400            725,760
   First Place Financial Corp.                                          279,963          4,602,592
   First Republic Bank                                                  224,778          9,161,951
 * Fischer Imaging Corp.                                                 39,500            116,525
 * Flanders Corp.                                                       585,000          4,182,750
 * Fleetwood Enterprises, Inc.                                           39,400            527,960
*# Fleming Companies, Inc.                                              119,852                569
   Flexsteel Industries, Inc.                                            90,400          1,954,448
   Florida Public Utilities Co.                                           1,800             34,200
 * Flow International Corp.                                              34,100             95,480
   Flowers Foods, Inc.                                                  112,650          2,632,630
 * Flowserve Corp.                                                    1,464,040         30,671,638
   FNB Financial Services Corp.                                          17,375            321,437
 * Foodarama Supermarkets, Inc.                                          12,900    $       519,225
*# Footstar, Inc.                                                       509,400          2,215,890
 * Forest Oil Corp.                                                     429,725         10,700,152
 * Forgent Networks, Inc.                                               368,700            471,936
 * Foster (L.B.) Co. Class A                                            162,400          1,266,720
*# Foster Wheeler, Ltd.                                                 927,100          1,093,978
*# FPIC Insurance Group, Inc.                                           273,064          7,372,728
   Frankfort First Bancorp, Inc.                                         24,650            526,524
 # Franklin Bancorp, Inc.                                                49,283            980,732
 * Franklin Covey Co.                                                   341,800            837,410
 * Franklin Electronic Publishers, Inc.                                 112,300            480,644
   Frequency Electronics, Inc.                                           97,600          1,370,304
   Fresh Brands, Inc.                                                     2,900             23,957
 * Fresh Choice, Inc.                                                    65,100            108,066
 * Friede Goldman Halter, Inc.                                            8,516                 13
   Friedman Industries, Inc.                                            108,395            422,741
   Friedmans, Inc. Class A                                              592,200          1,871,352
 * Frontier Airlines, Inc.                                              206,310          1,918,683
 * Frozen Food Express Industries, Inc.                                 387,622          2,655,211
   FSF Financial Corp.                                                   16,100            557,060
 * FSI International, Inc.                                              519,718          3,580,857
*# FuelCell Energy, Inc.                                                276,171          4,382,834
 * G-III Apparel Group, Ltd.                                             98,600            888,879
   GA Financial, Inc.                                                    50,500          1,768,510
*# Gadzooks, Inc.                                                       238,170            422,752
 * Gaiam, Inc.                                                           19,084            116,031
*# Galey & Lord, Inc.                                                   124,100                621
*# Galyan's Trading Co.                                                 473,032          4,753,972
   GameTech International, Inc.                                          79,900            360,349
 * Gateway, Inc.                                                      1,166,900          4,725,945
 # GATX Corp.                                                         1,378,900         33,245,279
 * Gaylord Entertainment Co.                                          1,066,685         30,667,194
 * GC Companies, Inc.                                                     4,300              2,688
 * Gehl Co.                                                             134,167          2,279,497
 * Genaissance Pharmaceuticals, Inc.                                    109,600            477,746
 # Gencorp, Inc.                                                      1,290,940         14,665,078
 * Gene Logic, Inc.                                                     911,989          3,593,237
 * General Cable Corp.                                                  135,500          1,085,355
 * General Communications, Inc.
     Class A                                                            552,600          4,382,118
 * General DataComm Industries, Inc.                                        690                242
 * Genesee & Wyoming, Inc.                                              344,530          7,875,956
 * Genesis Microchip, Inc.                                              228,756          3,694,409
 * Genlyte Group, Inc.                                                   19,300          1,134,261
 * Gerber Scientific, Inc.                                              511,900          3,194,256
 * Giant Group, Ltd.                                                     50,600            120,175
 * Giant Industries, Inc.                                               299,400          5,604,768
   Gibraltar Steel Corp.                                                198,800          5,755,260
 * Giga-Tronics, Inc.                                                    28,800             45,792
   Glatfelter (P.H.) Co.                                              1,244,900         15,237,576
 * Glenayre Technologies, Inc.                                          996,900          2,522,157
 * Globecomm Systems, Inc.                                              162,800            954,008
*# Glowpoint, Inc.                                                      160,300            347,851
*# GoAmerica, Inc.                                                       41,590             37,389
   Golden Enterprises, Inc.                                              17,200             50,052
 * Golden State Vintners, Inc.                                           82,600            674,842
*# Goodyear Tire & Rubber Co.                                           849,000          7,386,300
   Goody's Family Clothing, Inc.                                        567,900          6,780,726
   Gorman-Rupp Co.                                                       40,500          1,073,250
 * Gottschalks, Inc.                                                    223,900          1,159,802

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# GP Strategies Corp.                                                  235,265    $     1,764,488
 * Gradco Systems, Inc.                                                   2,201             21,570
   Graham Corp.                                                          25,950            285,450
 * Graphic Packaging Corp.                                              561,400          3,626,644
   Gray Television, Inc.                                                904,550         12,745,110
   Gray Television, Inc. Class A                                         40,650            520,320
   Great American Financial Resources,
     Inc.                                                               221,500          3,377,875
 * Great Atlantic & Pacific Tea Co., Inc.                             1,117,000          7,740,810
 * Greenbriar Corp.                                                       1,070              3,076
 * Greenbrier Companies, Inc.                                           196,900          3,392,587
 * Griffin Land & Nurseries, Inc. Class A                                25,000            632,375
 * Group 1 Automotive, Inc.                                             244,100          7,835,610
 * GTC Biotherapeutics, Inc.                                            379,069            621,673
 * GTSI Corp.                                                           222,215          2,648,803
   Guaranty Federal Bancshares, Inc.                                     15,300            301,410
*# Guilford Pharmaceuticals, Inc.                                       338,313          2,097,541
 * Gulfmark Offshore, Inc.                                              291,803          3,924,750
 * Ha-Lo Industries, Inc.                                               223,600                313
   Haggar Corp.                                                         102,925          2,074,968
 * Hain Celestial Group, Inc.                                           221,775          3,925,418
 * Halifax Corp.                                                         24,000            108,000
 * Hall Kinion Associates, Inc.                                         208,832            864,564
 * Hampshire Group, Ltd.                                                 19,100            553,518
   Handleman Co.                                                        362,576          8,121,702
 * Hanger Orthopedic Group, Inc.                                        405,900          6,697,350
*# Hanover Compressor Co.                                             2,308,915         24,174,340
   Hardinge, Inc.                                                       148,600          1,768,340
   Harleysville Group, Inc.                                             736,468         13,911,881
 * Harolds Stores, Inc.                                                   2,000              5,040
 * Hartmarx Corp.                                                       696,000          4,196,880
 * Hastings Entertainment, Inc.                                         174,000          1,353,546
 * Hastings Manufacturing Co.                                             1,700              4,378
   Haverty Furniture Co., Inc.                                          188,300          3,304,665
*# Hawaiian Holdings, Inc.                                              498,455          2,417,507
 * Hawk Corp.                                                           184,600            964,535
 * Hector Communications Corp.                                           10,600            212,000
 * HEI, Inc.                                                              1,400              3,570
   Heico Corp.                                                          255,600          3,759,876
   Heico Corp. Class A                                                   23,951            283,101
   Helmerich & Payne, Inc.                                               95,800          2,390,210
 * Herley Industries, Inc.                                                    0                 10
 * Hexcel Corp.                                                         599,250          5,093,625
   HF Financial Corp.                                                    54,615            809,940
   HMN Financial, Inc.                                                   74,300          1,867,159
 * HMS Holdings Corp.                                                   345,607          1,866,278
 * Hoenig Group Escrow Shares                                           104,700             24,081
 * Holiday RV Superstores, Inc.                                           6,880                 34
   Holly Corp.                                                          215,100          7,474,725
*# Hollywood Media Corp.                                                283,500            924,210
 * Home Products International, Inc.                                    125,550            161,960
 * HomeStore, Inc.                                                       49,000            204,330
   Horace Mann Educators Corp.                                          621,245         10,517,678
   Horizon Financial Corp.                                              105,320          1,939,994
 * Horizon Health Corp.                                                 109,600          2,520,800
 * Horizon Offshore, Inc.                                               717,378            875,201
 * Houston Exploration Co.                                              689,842         32,601,933
 * Hub Group, Inc. Class A                                              109,800          3,592,656
   Hudson River Bancorp, Inc.                                             7,354            128,180
*# Hudson Technologies, Inc.                                             54,900             59,292
 * Huffy Corp.                                                          378,995    $       439,634
   Hughes Supply, Inc.                                                  606,158         32,732,532
 * Human Genome Sciences, Inc.                                            7,083             76,992
 * Hurco Companies, Inc.                                                 92,200          1,243,778
 * Huttig Building Products, Inc.                                        65,600            541,200
 * Hycor Biomedical, Inc.                                                56,900            298,725
 * Hypercom Corp.                                                     1,409,300          9,470,496
 * I-many, Inc.                                                         399,600            499,500
 * Ico, Inc.                                                            264,300            562,959
 * Identix, Inc.                                                        161,554          1,171,267
 * IDT Corp.                                                            617,922         10,869,248
 * IDT Corp. Class B                                                    118,400          2,131,200
 * iGate Capital Corp.                                                  555,429          2,477,213
   IHOP Corp.                                                            10,300            370,800
   Ikon Office Solutions, Inc.                                        1,582,500         17,439,150
 * Illumina, Inc.                                                       307,500          1,949,550
 * Image Entertainment, Inc.                                             29,400            101,430
 # IMC Global, Inc.                                                     302,483          3,765,913
 * IMCO Recycling, Inc.                                                 444,900          5,605,740
 * ImmunoGen, Inc.                                                      312,746          2,505,095
 * Impco Technologies, Inc.                                             227,000          1,300,710
 * Imperial Sugar Co.                                                    98,576          1,164,183
*# Imperial Sugar Company                                               282,800                  0
 * Impreso, Inc.                                                          6,500             15,470
 * Incyte Genomics, Inc.                                                843,721          6,049,480
   Independence Holding Co.                                              57,860          1,900,701
 * Industrial Distribution Group, Inc.                                  231,800          1,680,550
 * INEI Corp.                                                            31,200             43,680
*# Infocrossing, Inc.                                                    23,000            303,600
 * InFocus Corp.                                                      1,067,825          8,606,670
 * Infonet Services Corp.                                               135,200            232,544
 * Information Holdings, Inc.                                            43,974          1,174,985
 * Inforte Corp.                                                        193,268          2,091,160
 * InfoSpace, Inc.                                                      149,656          5,474,416
   Ingles Market, Inc. Class A                                          296,439          3,142,253
 * Innotrac Corp.                                                       165,400          1,529,950
 * Innovative Clinical Solutions, Ltd.                                    8,426                 51
 * Innovex, Inc.                                                        110,135            593,628
 * Input/Output, Inc.                                                   711,900          4,912,110
 * Insight Communications Co., Inc.                                   1,017,187          9,724,308
 * Insight Enterprises, Inc.                                            371,446          6,819,749
 * Insmed, Inc.                                                          38,125             87,649
 * Instinet Group, Inc.                                                 455,900          3,004,381
 * Insurance Auto Auctions, Inc.                                        320,900          5,249,924
 * InsWeb Corp.                                                          23,166            110,039
 * IntegraMed America, Inc.                                              56,400            410,592
 * Integrated Electrical Services, Inc.                               1,037,900          9,341,100
 * Integrated Information Systems, Inc.                                   7,220                903
 * Integrated Telecom Express, Inc.                                       3,300                  0
 * Integrity Media, Inc.                                                 23,100            146,916
 * Intelligent Systems Corp.                                             52,375             96,894
 * Intelligroup, Inc.                                                    70,900            279,346
 * InterCept Group, Inc.                                                587,853          8,753,131
 * Interface, Inc. Class A                                            1,183,327          8,283,289
 * Interland, Inc.                                                      322,598            938,760
   Intermet Corp.                                                       698,792          2,872,035
   International Aluminum Corp.                                          55,800          1,653,354
 * International Shipholding Corp.                                       80,650          1,145,633
*# Internet Commerce Corp.                                               50,000             69,500
   Interpool, Inc.                                                      591,600          9,983,250

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Interstate Hotels & Resorts, Inc.                                     18,140    $        97,049
 * Intest Corp.                                                           8,500             48,875
*# Intrusion, Inc.                                                       23,600             46,704
 * Intuitive Surgical, Inc.                                               7,148            118,228
   Investors Title Co.                                                   18,200            503,321
   Iomega Corp.                                                       1,285,900          6,223,756
 * Ionics, Inc.                                                         597,800         15,100,428
*# IPIX Corp.                                                             7,500             62,925
 * Iridex Corp.                                                          89,000            618,550
   Isco, Inc.                                                            40,900            651,496
 * ITLA Capital Corp.                                                   147,000          5,894,700
 * ITXC Corp.                                                           524,620          1,238,103
 * iVillage, Inc.                                                           100                689
 * IXYS Corp.                                                            97,419            910,868
 * J Net Enterprises, Inc.                                              108,700            163,050
 * J. Alexander's Corp.                                                 107,200            766,480
 * Jaclyn, Inc.                                                          26,900            136,652
 * Jaco Electronics, Inc.                                               105,869            527,333
 * Jacuzzi Brands, Inc.                                               1,103,700          9,425,598
 * Jakks Pacific, Inc.                                                  734,423         13,058,041
 * JDA Software Group, Inc.                                             397,165          5,024,137
 * Jo-Ann Stores, Inc.                                                   59,400          1,700,622
 * Johnson Outdoors, Inc.                                               121,800          2,322,726
 * JPS Industries, Inc.                                                  43,200            107,179
 * K-Tron International, Inc.                                             6,300            134,442
 * K2, Inc.                                                             927,710         13,655,891
 * Kadant, Inc.                                                         381,860          7,725,028
 * Kaiser Aluminum Corp.                                                231,265              8,094
   Kaman Corp. Class A                                                  662,618          7,805,640
*# Kansas City Southern Industries, Inc.                              1,816,400         23,613,200
 * Katy Industries, Inc.                                                133,000            778,050
 * KBK Capital Corp.                                                     12,075             13,584
 * Keane, Inc.                                                          209,000          2,999,150
 * Keith Companies, Inc.                                                 34,290            480,746
   Kellwood Co.                                                         307,417         12,511,872
   Kelly Services, Inc.                                                  50,986          1,414,352
 * Kemet Corp.                                                        2,033,984         24,712,906
 * Kendle International, Inc.                                           350,238          2,626,785
 * Kennedy-Wilson, Inc.                                                  43,900            298,520
   Kewaunee Scientific Corp.                                             31,100            334,792
 * Key Technology, Inc.                                                  26,200            343,220
 * Key Tronic Corp.                                                     151,900            543,802
 * Keynote Systems, Inc.                                                288,000          3,758,400
 * Keystone Consolidated Industries,Inc.                                 18,342              2,476
 * Kforce, Inc.                                                         501,878          4,597,202
   Kimball International, Inc. Class B                                  560,207          7,753,265
 * Kindred Healthcare, Inc.                                           1,047,674         26,024,222
 * Kirby Corp.                                                            1,200             42,480
*# Kit Manufacturing Co.                                                  1,400                 14
   Knape & Vogt Manufacturing Co.                                        37,434            487,391
 * Knight Trading Group, Inc.                                           453,829          5,200,880
 * Koala Corp.                                                           44,700             17,433
 # Labranche & Co., Inc.                                              1,296,340         11,615,206
 * LaCrosse Footwear, Inc.                                               29,400            231,084
   Ladish Co., Inc.                                                     299,510          2,605,737
 * Lakes Entertainment, Inc.                                            232,850          2,878,026
 * Lamson & Sessions Co.                                                247,700          1,870,135
 * Lancer Corp.                                                         108,400            693,760
   Landamerica Financial Group, Inc.                                    540,112         21,545,068
   Landry's Restaurants, Inc.                                           806,335         24,190,050
 * Lantronix, Inc.                                                      139,900    $       174,875
 * Larscom, Inc.                                                          8,457             42,285
 * Lattice Semiconductor Corp.                                          596,414          4,657,993
   Lawson Products, Inc.                                                194,268          6,828,520
 * Layne Christensen Co.                                                182,500          3,076,950
 * Lazare Kaplan International, Inc.                                    126,800          1,115,840
 * LCC International, Inc. Class A                                      140,400            581,256
 * Lesco, Inc.                                                          217,900          2,817,447
 * Level 8 Systems, Inc.                                                  5,966              1,611
 * Lexicon Genetics, Inc.                                                 1,400              9,814
 * Liberate Technologies, Inc.                                          662,100          1,738,013
   Liberty Corp.                                                        290,950         13,543,723
 * Lightbridge, Inc.                                                    237,344          1,250,803
*# LightPath Technologies, Inc.                                          31,300            133,025
*# Lipid Sciences, Inc.                                                  87,400            371,450
   Lithia Motors, Inc. Class A                                          366,875          8,775,650
 * LMI Aerospace, Inc.                                                   29,100             36,375
 # LNR Property Corp.                                                   578,593         29,074,298
 * Lodgenet Entertainment Corp.                                          26,000            514,020
 * Lodgian, Inc.                                                            944             13,971
 * Logic Devices, Inc.                                                   92,700            148,320
 * LogicVision, Inc.                                                    157,400            470,469
   Lone Star Steakhouse & Saloon, Inc.                                  617,316         15,679,826
   Longs Drug Stores Corp.                                            1,086,800         23,279,256
   Longview Fibre Co.                                                 1,451,440         18,520,374
 * LOUD Technologies, Inc.                                                1,000              2,480
 # Louisiana-Pacific Corp.                                            1,058,600         24,453,660
   LSB Corp.                                                              3,500             54,250
   LSI Industries, Inc.                                                  62,875            723,063
 * Luby's, Inc.                                                         627,200          3,462,144
   Lufkin Industries, Inc.                                              104,600          3,164,150
 * Lydall, Inc.                                                         445,700          3,935,531
 * Lynch Corp.                                                            6,200             86,800
 * M & F Worldwide Corp.                                                348,800          4,534,400
 * Mac-Gray Corp.                                                       287,700          1,844,157
   MAF Bancorp, Inc.                                                     58,080          2,558,424
*# Magic Lantern Group, Inc.                                             28,600             25,883
*# Magna Entertainment Corp.                                            158,300            826,326
 * Magnetek, Inc.                                                       681,300          5,320,953
 * Magnum Hunter Resources, Inc.                                      1,941,528         19,551,187
 * MAII Holdings, Inc.                                                   62,700                627
 * Main Street & Main, Inc.                                             258,064            529,031
   Maine & Maritimes Corp.                                                  400             12,220
 * MAIR Holdings, Inc.                                                  476,969          3,815,752
 * Management Network Group, Inc.                                       163,087            383,254
 * Manchester Technologies, Inc.                                        178,300            673,796
 * Manugistic Group, Inc.                                               469,261          2,088,211
 * Mapinfo Corp.                                                        110,735          1,107,350
 * Marimba, Inc.                                                         60,600            495,708
 * Marisa Christina, Inc.                                                94,000            122,200
   Maritrans, Inc.                                                      108,500          1,589,525
 * MarketWatch.com, Inc.                                                 95,000          1,081,100
   MarkWest Hydrocarbon, Inc.                                           171,050          1,830,235
 * Marlton Technologies, Inc.                                            96,500             56,935
   Marsh Supermarkets, Inc. Class A                                      36,900            503,501
   Marsh Supermarkets, Inc. Class B                                      59,400            820,908
 * Marten Transport, Ltd.                                                   200              3,472
   MASSBANK Corp.                                                        63,149          2,101,599
   Massey Energy Co.                                                  1,766,200         43,483,844
 * Mastec, Inc.                                                         655,000          2,796,850

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Material Sciences Corp.                                              413,667    $     4,281,453
 * Matria Healthcare, Inc.                                              174,470          3,812,170
 * Matrix Bancorp, Inc.                                                   5,000             59,500
 * Mattson Technology, Inc.                                              37,641            401,253
 * Maxco, Inc.                                                           38,500            127,050
   Maxcor Financial Group, Inc.                                          59,500            664,615
 * Maxicare Health Plans, Inc.                                           12,200              1,464
*# Maxim Pharmaceuticals, Inc.                                          270,710          2,412,026
 * Maxwell Shoe Company, Inc.                                            61,350          1,369,946
 * Maxxam, Inc.                                                         105,500          2,663,875
 * Maxygen, Inc.                                                        136,619          1,371,655
 * Mayor's Jewelers, Inc.                                               293,900            170,462
   McRae Industries, Inc. Class A                                        32,700            325,365
*# MCSI, Inc.                                                            27,200                276
 * Meade Instruments Corp.                                              453,359          1,450,749
 * Meadow Valley Corp.                                                   44,064             95,839
 * Meadowbrook Insurance Group, Inc.                                    360,400          1,827,228
*# Medarex, Inc.                                                        235,344          1,969,829
 * MedCath Corp.                                                        169,601          3,425,940
 * Media 100, Inc.                                                        4,700                106
   Media General, Inc. Class A                                           45,600          3,138,192
*# Medialink Worldwide, Inc.                                             63,000            226,800
 * Medical Resources, Inc.                                                1,619                  0
 * Medicore, Inc.                                                        58,600            191,622
 * Medquist, Inc.                                                       471,073          5,808,330
 * Mens Warehouse, Inc.                                                 308,300          8,043,547
   Merchants Group, Inc.                                                 23,900            621,400
 * Mercury Air Group, Inc.                                               39,650            237,900
 * Meridian Resource Corp.                                               73,600            543,168
 * Merisel, Inc.                                                          3,600             16,920
 * Merrimac Industries, Inc.                                             35,170            325,323
   Mesa Labs, Inc.                                                       17,700            175,584
 * Mestek, Inc.                                                          13,500            212,760
 * Meta Group, Inc.                                                      10,600             48,760
 * MetaSolv, Inc.                                                       595,737          1,679,978
 * Metris Companies, Inc.                                             1,679,600         12,680,980
*# Metro One Telecommunications, Inc.                                   461,619            770,904
 * Metromedia International Group, Inc.                                  82,700             28,945
   MFB Corp.                                                             17,700            608,615
 * MFRI, Inc.                                                            59,900            178,802
   MGP Ingredients, Inc.                                                105,900          3,775,335
 * Michael Anthony Jewelers, Inc.                                        93,900            133,808
 * Micro Component Technology, Inc.                                      20,800             28,496
 * Micro Linear Corp.                                                   189,700          1,143,891
 * MicroFinancial, Inc.                                                 125,000            362,500
 * Microtek Medical Holdings, Inc.                                      597,600          2,695,774
 * Microtune, Inc.                                                      164,400            562,248
   Midland Co.                                                           49,800          1,300,776
*# Midway Games, Inc.                                                   237,100          2,570,164
*# Midwest Express Holdings, Inc.                                       456,802          1,804,368
*# Mikohn Gaming Corp.                                                  167,400            821,934
 * Milacron, Inc.                                                       791,300          3,545,024
 * Miller Industries, Inc.                                              130,390          1,187,853
 * Millerbuilding Systems Escrow Shares                                  46,200             13,860
 * Miltope Group, Inc. Contigent Value
     Right                                                               53,600                  0
   Minerals Technologies, Inc.                                           97,100          5,583,250
   Minuteman International, Inc.                                          9,000            117,000
 * MIPS Technologies, Inc.                                              412,800          2,864,832
 * Misonix, Inc.                                                        119,390          1,005,264
 * Mission Resources Corp.                                              524,200    $     2,820,196
 * Mitcham Industries, Inc.                                             143,200            601,440
 * MKS Instruments, Inc.                                                 55,869          1,305,100
 * Mobile Mini, Inc.                                                    416,221          8,873,832
 * Modem Media, Inc.                                                     11,900             66,759
   Modine Manufacturing Co.                                             264,013          7,959,992
 * Mod-Pac Corp.                                                          9,843             82,780
 * Mod-Pac Corp. Class B                                                  3,878             32,614
 * Modtech Holdings, Inc.                                               356,893          2,498,251
 * Moldflow Corp.                                                        43,600            486,576
 * Mondavi (Robert) Corp. Class A                                       277,541          9,663,978
*# Mony Group, Inc.                                                      34,200          1,068,408
 * Moore Handley, Inc.                                                    2,000              3,950
 * Motor Car Parts & Accessories, Inc.                                   71,200            605,200
   Movado Group, Inc.                                                   247,350          7,593,645
 * MPS Group, Inc.                                                    3,031,500         33,589,020
 * MRV Communications, Inc.                                             713,600          1,898,176
 * MSC Software Corp.                                                   882,739          7,891,687
*# MTI Technology Corp.                                                     300                888
 * MTM Technologies, Inc.                                                 6,200             10,354
   Mueller (Paul) Co.                                                     2,300             73,002
   Mueller Industries, Inc.                                             737,888         24,128,938
   Myers Industries, Inc.                                               220,994          2,985,629
   Nacco Industries, Inc. Class A                                       116,800         10,364,832
*# Nanogen, Inc.                                                        180,200          1,227,162
 * Nanometrics, Inc.                                                    289,620          3,704,240
*# Napco Security Systems, Inc.                                          99,600            876,480
   Nash-Finch Co.                                                       349,771          6,575,695
 * Nashua Corp.                                                         116,000          1,070,680
 * NATCO Group, Inc. Class A                                             30,800            235,312
 * Nathans Famous, Inc.                                                 107,000            651,523
 * National Home Health Care Corp.                                       53,533            540,683
   National Presto Industries, Inc.                                     135,950          5,356,430
 * National Research Corp.                                               75,400          1,266,720
 * National RV Holdings, Inc.                                           193,050          2,297,295
 * National Steel Corp. Class B                                           5,015                 35
 * National Technical Systems, Inc.                                     128,684            639,431
 * National Western Life Insurance Co.
     Class A                                                             24,300          3,551,445
 * Natrol, Inc.                                                         122,500            336,875
 * Natural Alternatives International, Inc.                              81,900            898,443
 * Natus Medical, Inc.                                                  159,600            818,748
 * Navidec, Inc.                                                          5,188              9,001
*# Navigant International, Inc.                                         439,398          7,636,737
 * Navigators Group, Inc.                                                16,133            466,244
 * NCI Building Systems, Inc.                                           553,698         16,096,001
 * NCO Group, Inc.                                                      743,550         18,432,617
 * Neoforma, Inc.                                                       319,706          3,635,057
 * NeoMagic Corp.                                                       364,300          1,493,630
 * NES Rentals Holdings, Inc.                                               448              3,640
 * Net2Phone, Inc.                                                      485,128          2,073,922
   NetBank, Inc.                                                        302,082          3,238,319
 * Netegrity, Inc.                                                       43,350            408,357
 * NetIQ Corp.                                                        1,573,837         20,853,340
 * NetManage, Inc.                                                       83,916            549,650
 * NetRatings, Inc.                                                     778,110         10,885,759
 * Netscout System, Inc.                                                 40,238            277,240
 * Network Equipment Technologies,Inc.                                  256,400          1,887,104
 * Neurogen Corp.                                                        56,090            527,807
 * New Brunswick Scientific Co., Inc.                                   103,193            627,413

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * New Horizons Worldwide, Inc.                                          63,775    $       372,510
 * Newpark Resources, Inc.                                              590,000          3,333,500
 * Newport Corp.                                                        890,104         12,933,211
 * Niagara Corp.                                                        132,200            533,427
   Nitches, Inc.                                                          4,047             26,144
 * NMS Communications Corp.                                             260,300          2,238,580
 * NMT Medical, Inc.                                                    123,900            471,440
 * Nobel Learning Communities, Inc.                                      83,500            549,013
 * Noel Group, Inc.                                                      95,400                286
 # Noland Co.                                                             3,000            128,340
 * Norstan, Inc.                                                        247,900            798,238
 * North America Galvanizing & Coatings,
     Inc.                                                                73,400            146,800
 * North American Scientific, Inc.                                       88,435            791,493
   North Central Bancshares, Inc.                                        39,900          1,509,018
   Northeast Bancorp                                                     21,200            410,538
   Northeast Pennsylvania Financial
     Corp.                                                                3,200             56,080
 * Northland Cranberries, Inc.                                           32,800             21,648
   Northrim BanCorp, Inc.                                                     0                 12
 * Northwest Pipe Co.                                                    91,800          1,349,460
 * Novamed Eyecare, Inc.                                                 44,550            161,717
 * NS Group, Inc.                                                         2,900             38,570
 * Nu Horizons Electronics Corp.                                        457,433          3,718,930
 * Numerex Corp. Class A                                                 77,800            357,880
 * Nuvelo, Inc.                                                          53,209            462,918
   NWH, Inc.                                                             52,900            992,669
 * NYFIX, Inc.                                                          416,763          2,100,486
   Nymagic, Inc.                                                        125,800          3,233,060
 * O.I. Corp.                                                            51,900            436,479
 * Obie Media Corp.                                                      70,500            248,865
 * Ocwen Financial Corp.                                                755,930          9,403,769
 * Odd Job Stores, Inc.                                                 175,300            283,110
 * Offshore Logistics, Inc.                                             655,000         15,045,350
*# Oglebay Norton Co.                                                    55,400              7,756
 # Ohio Art Co.                                                           3,500             32,515
 * Ohio Casualty Corp.                                                1,722,044         32,288,325
 * Oil States International, Inc.                                       623,581          8,854,850
   Oil-Dri Corp. of America                                              47,700            766,539
 * Olympic Steel, Inc.                                                  210,900          2,994,780
 * Omega Protein Corp.                                                  583,800          6,305,040
 * Omnova Solutions, Inc.                                               171,900            887,004
 * Omtool, Ltd.                                                          53,414            560,847
 * On Assignment, Inc.                                                  426,464          2,503,344
 * One Price Clothing Stores, Inc.                                       42,786                856
*# Oneida, Ltd.                                                         181,300            224,812
 * Onyx Acceptance Corp.                                                107,900          1,634,685
 * Opinion Research Corp.                                                89,900            623,906
 * Oplink Communications, Inc.                                          158,500            318,585
 * Opti, Inc.                                                           168,800            261,640
 * Optika, Inc.                                                          72,100            261,723
 * Oregon Steel Mills, Inc.                                             768,361          8,659,428
*# Orthodontic Centers of America, Inc.                               1,165,800          9,967,590
 * Orthologic Corp.                                                     354,200          2,844,226
 * Oscient Pharmaceutical Corp.                                          13,100             61,439
 * OSI Systems, Inc.                                                    218,930          4,888,707
   Outlook Group Corp.                                                   59,300            364,695
   Overseas Shipholding Group, Inc.                                     960,975         36,651,587
 * OYO Geospace Corp.                                                    19,000            332,291
 * Pacific Premier Bancorp, Inc.                                         29,840            343,458
 * Pain Therapeutics, Inc.                                              103,800    $       811,716
*# Palmone Inc.                                                          76,444          1,622,906
 * Par Technology Corp.                                                 150,700          1,567,280
 * Paradyne Networks Corp.                                               11,500             54,395
   Park Electrochemical Corp.                                           224,350          5,599,776
 * Parker Drilling Co.                                                2,494,100          8,006,061
 * Park-Ohio Holdings Corp.                                             188,135          2,276,434
   Parkvale Financial Corp.                                              40,825          1,085,129
 * Parlex Corp.                                                         165,300          1,003,371
 * Parlux Fragrances, Inc.                                              224,000          2,047,360
 * Pathmark Stores, Inc.                                                802,163          5,414,600
 * Patrick Industries, Inc.                                              96,250            991,375
 * Paula Financial, Inc.                                                 90,600            258,210
 * Paul-Son Gaming Corp.                                                 35,400            138,414
 * Paxson Communications Corp.                                          462,700          1,300,187
 * Payless Cashways, Inc.                                                 4,184                  6
 * PC Connection, Inc.                                                  424,359          3,254,834
 * PC-Tel, Inc.                                                         296,000          3,238,240
 * Pediatric Services of America, Inc.                                  152,300          1,888,520
 * Peerless Manufacturing Co.                                            20,100            215,271
 * Peerless Systems Corp.                                               120,900            151,125
 * Pegasus Solutions, Inc.                                              387,366          4,454,709
 * Pemstar, Inc.                                                        663,090          1,743,927
   Penford Corp.                                                         79,800          1,372,560
 * Penn Treaty American Corp.                                           235,200            500,976
   Penn Virginia Corp.                                                   53,900          3,357,970
   Penn-America Group, Inc.                                             247,875          3,271,950
   Pep Boys - Manny, Moe & Jack                                       1,187,900         29,091,671
 * Perceptron, Inc.                                                     243,900          1,634,130
 * Pericom Semiconductor Corp.                                          270,400          2,895,984
 * Perry Ellis International, Inc.                                       49,868          1,195,835
 * Per-Se Technologies, Inc.                                            364,566          4,739,358
 * Petrocorp, Inc. Escrow Shares                                        102,600              6,156
 * Petroleum Development Corp.                                           68,679          1,687,443
 * Pharmacopia Drug Discovery, Inc.                                     153,745          1,070,065
 * Pharmacyclics, Inc.                                                  225,953          2,704,657
 * PharmChem, Inc.                                                       54,000              8,640
   Phillips-Van Heusen Corp.                                            702,700         13,302,111
 * Phoenix Technologies, Ltd.                                           138,322            912,925
 * Photo Control Corp.                                                    4,200             11,550
 * Photronics, Inc.                                                     206,527          3,651,397
 * Piccadilly Cafeterias, Inc.                                          184,200                184
 * Pico Holdings, Inc.                                                  184,820          3,372,965
   Pilgrims Pride Corp. Class B                                         398,400         10,708,992
   Pinnacle Bancshares, Inc.                                             10,400            154,440
 * Pinnacle Entertainment, Inc.                                         401,400          4,575,960
 * Plains Exploration & Production Co.                                  187,435          3,336,343
 * Play By Play Toys and Novelties, Inc.                                 52,900                135
 * Plexus Corp.                                                         191,872          2,818,600
   PMA Capital Corp. Class A                                            418,780          2,918,897
   Pocahontas Bancorp, Inc.                                              69,800          1,191,835
 * Polyone Corp.                                                        473,800          3,264,482
   Pomeroy IT Solutions, Inc.                                           349,333          4,443,516
   Pope & Talbot, Inc.                                                  381,000          6,374,130
   Potlatch Corp.                                                        42,650          1,610,038
   PowerCerv Corp.                                                       20,666             13,020
 * Power-One, Inc.                                                      118,888          1,198,391
*# Powerwave Technologies, Inc.                                         591,140          4,735,031
 * PPT Vision, Inc.                                                      89,000            125,490
 * PRAECIS Pharmaceuticals, Inc.                                        818,413          3,412,782

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Preformed Line Products Co.                                           14,300    $       393,250
 * Premier Financial Bancorp                                              1,100             10,131
   Presidential Life Corp.                                              821,703         13,903,215
*# PRG-Schultz International, Inc.                                      552,580          2,492,136
 * Pricesmart, Inc.                                                      58,559            322,660
 * Prime Hospitality Corp.                                            1,303,752         12,920,182
 * Prime Medical Services, Inc.                                         555,263          3,248,289
 * Primus Knowledge Solutions, Inc.                                     117,500            250,275
 * Printronix, Inc.                                                      90,000          1,305,000
 * Procom Technology, Inc.                                                5,400              6,588
 * Procurenet, Inc.                                                      22,400                 22
   Programmers Paradise, Inc.                                            86,900            642,191
 * Progressive Software Holding, Inc.                                     5,680                  1
 * Protection One, Inc.                                               1,266,600            246,987
   Providence & Worcester Railroad Co.                                   47,100            480,420
   Provident Financial Holdings, Inc.                                    55,200          1,374,480
 * Province Healthcare Co.                                              558,213          8,942,572
 * ProxyMed, Inc.                                                         5,303            100,757
 * PSS World Medical, Inc.                                              817,944          8,220,337
 * PTEK Holdings, Inc.                                                  561,200          5,886,988
   Pulitzer, Inc.                                                        75,000          3,528,750
 * Pure World, Inc.                                                     100,500            192,960
   Pyramid Breweries, Inc.                                              110,100            241,119
 * QEP Co., Inc.                                                         20,600            312,914
   Quaker Fabric Corp.                                                  458,348          3,653,034
 * Quality Dining, Inc.                                                 217,600            489,600
   Quanex Corp.                                                         476,202         21,214,799
 * Quanta Services, Inc.                                              1,827,650          9,686,545
 * Quantum Corp.- DLT                                                   498,800          1,471,460
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                      1,600              8,016
 * Quicklogic Corp.                                                     109,100            327,191
 * Quigley Corp.                                                         14,800            117,497
 * Quovadx, Inc.                                                        501,945            537,081
 * R & B, Inc.                                                          122,500          2,296,875
 * Radiologix, Inc.                                                     170,892            676,732
 * Rag Shops, Inc.                                                       55,755            183,992
 * Railamerica, Inc.                                                    919,965         11,729,554
 * Raytech Corp.                                                         26,800             54,940
 * RCM Technologies, Inc.                                               234,100          1,252,435
 * Reading International, Inc. Class A                                  213,799          1,804,464
 * Reading International, Inc. Class B                                   14,660            120,945
 * RealNetworks, Inc.                                                       300              1,803
*# Redhook Ale Brewery, Inc.                                            126,500            275,770
 * Refac                                                                 11,357             54,911
   Regal-Beloit Corp.                                                   537,583         10,993,572
 * Regent Communications, Inc.                                          914,170          5,393,603
 * Register.Com, Inc.                                                    78,955            412,145
 * Reliability, Inc.                                                    100,400            110,440
   Reliance Steel & Aluminum Co.                                        608,663         22,270,979
*# Relm Wireless Corp.                                                   59,254            142,210
 * Remec, Inc.                                                          664,067          4,349,639
 * RemedyTemp, Inc.                                                       7,500             97,665
 * Rentrak Corp.                                                         35,300            314,170
 * Rent-Way, Inc.                                                       675,100          6,278,430
 * Reptron Electronics, Inc.                                             73,300                  0
*# Reptron Electronics, Inc.                                              2,856             20,849
 * Republic First Bancorp, Inc.                                          66,730            794,087
 * Res-Care, Inc.                                                       528,510          7,330,434
   Resource America, Inc.                                               483,676         10,544,137
 * Restoration Hardware, Inc.                                            84,678    $       568,189
 * Retail Ventures Inc.                                                 811,923          5,870,203
 * Rex Stores Corp.                                                     321,250          3,951,375
 * Rexhall Industries, Inc.                                              38,798             67,509
 * RF Monolithics, Inc.                                                  29,200            279,736
   Riggs National Corp.                                                 833,884         18,212,027
 * Riverside Group, Inc.                                                  3,200                104
 * Riverstone Networks, Inc.                                              9,900              9,851
   Riverview Bancorp, Inc.                                               56,600          1,176,714
 * Riviera Holdings Corp.                                                 5,500             47,795
*# Riviera Tool Co.                                                      16,500             55,110
   RLI Corp.                                                             71,800          2,582,646
 * Roadhouse Grill, Inc.                                                174,800             43,700
   Roanoke Electric Steel Corp.                                         140,900          1,852,835
   Robbins & Myers, Inc.                                                344,900          7,622,290
*# Robotic Vision Systems, Inc.                                          14,000             46,900
 * Rochester Medical Corp.                                               27,100            220,052
   Rock of Ages Co.                                                      87,600            712,188
*# Rockford Corp.                                                       173,400            858,330
   Rock-Tenn Co. Class A                                                960,250         15,431,218
 * Rocky Shoes & Boots, Inc.                                             71,400          1,460,844
 * Rouge Industries, Inc. Class A                                        50,000                425
 * RTI International Metals, Inc.                                       613,650          8,904,062
 * RTW, Inc.                                                             93,850            606,553
 * Rubio's Restaurants, Inc.                                            197,369          1,306,583
   Ruddick Corp.                                                         71,791          1,476,023
 * Rural/Metro Corp.                                                    134,500            168,125
 * Rush Enterprises, Inc. Class A                                       105,400          1,244,774
 * Rush Enterprises, Inc. Class B                                       105,400          1,279,240
   Russell Corp.                                                        858,300         14,058,954
 * Ryan's Family Steak Houses, Inc.                                     351,500          5,915,745
   Ryerson Tull, Inc.                                                   721,439          9,674,497
 * S&K Famous Brands, Inc.                                               78,600          1,338,165
 * Safeguard Scientifics, Inc.                                          825,100          2,104,005
 * SafeNet, Inc.                                                            735             17,126
 * Safety Components International, Inc.                                  1,155             15,448
*# Salton, Inc.                                                         325,300          1,841,198
   Sanders Morris Harris Group, Inc.                                      8,200            110,290
 * Sands Regent Casino Hotel                                             15,492            105,810
 * Sangamo BioSciences, Inc.                                             15,400             96,558
 * Sapient Corp.                                                            500              3,000
 * Satcon Technology Corp.                                              101,000            277,750
   Saucony, Inc. Class A                                                 35,800            730,284
   Saucony, Inc. Class B                                                 48,400            976,712
   Sauer-Danfoss, Inc.                                                   92,400          1,435,896
 * SBS Technologies, Inc.                                               181,174          3,351,719
 * ScanSoft, Inc.                                                        73,525            385,271
 * Scheid Vineyards, Inc.                                                34,100            170,841
 * Schieb (Earl), Inc.                                                   75,600            250,236
 * Schlotzskys, Inc.                                                    164,000            249,116
 * Schuff International, Inc.                                           106,600            249,444
 # Schulman (A.), Inc.                                                  509,536         10,175,434
   Schweitzer-Maudoit International, Inc.                                56,500          1,590,475
 * SCM Microsystems, Inc.                                               312,903          1,993,192
   Scope Industries, Inc.                                                 8,100            567,000
   SCPIE Holdings, Inc.                                                 150,800          1,313,468
 * SCS Transportation, Inc.                                             347,785          7,912,109
   Seaboard Corp.                                                        26,240          9,813,760
 * Seabulk International, Inc.                                          557,000          4,940,590
   Seacoast Financial Services Corp.                                     35,246          1,207,528

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Seacor Smit, Inc.                                                    540,166    $    21,628,247
 * Secom General Corp.                                                   11,500             14,548
 * SED International Holdings, Inc.                                      11,350             17,252
 * SEEC, Inc.                                                            42,400             10,600
 * Segue Software, Inc.                                                  68,200            251,317
 * Selas Corp. of America                                                76,500            229,500
 * Selectica, Inc.                                                      856,052          3,750,364
 # Selective Insurance Group, Inc.                                      802,844         29,006,754
 * Semitool, Inc.                                                       276,235          3,162,891
*# SEMX Corp.                                                            67,400             10,110
 * Seneca Foods Corp. Class B                                            10,500            194,985
 * Sequa Corp. Class A                                                   94,900          4,664,335
 * Sequa Corp. Class B                                                   28,900          1,465,230
 * Sequenom, Inc.                                                       716,719          1,153,918
 * Service Corp. International                                        4,365,800         31,433,760
 * Servotronics, Inc.                                                       400              1,558
*# Shaw Group, Inc.                                                   1,658,898         19,574,996
 * Shiloh Industries, Inc.                                              164,700          1,791,936
 * Shoe Carnival, Inc.                                                  332,900          4,587,362
 * Shoe Pavilion, Inc.                                                    9,500             22,183
 * Sholodge, Inc.                                                        71,600            483,300
 * Shopko Stores, Inc.                                                  847,300         11,557,172
 * Sifco Industries, Inc.                                                74,715            306,332
 * Sight Resource Corp.                                                  75,200              3,384
 * Sigmatron International, Inc.                                         16,800            204,120
*# Silicon Graphics, Inc.                                             1,681,500          3,178,035
   Simmons First National Corp. Class A                                  68,600          1,652,574
 * Sipex Corp.                                                          490,900          3,166,305
 * Sitel Corp.                                                          762,700          2,387,251
 * Six Flags, Inc.                                                    2,475,600         17,329,200
 * Skechers U.S.A., Inc. Class A                                        484,132          5,567,518
   Skyline Corp.                                                        118,700          4,750,374
*# Skyworks Solutions, Inc.                                             815,161          7,287,539
 * SL Industries, Inc.                                                      100              1,080
 * Smart & Final Food, Inc.                                             364,900          5,670,546
 * SmartDisk Corp.                                                       21,800              3,924
 * Smith & Wollensky Restaurant Group,
     Inc.                                                               160,400          1,032,976
   Smith (A.O.) Corp.                                                   412,200         12,139,290
   Smith (A.O.) Corp. Convertible Class A                                70,050          2,062,973
 * Smithway Motor Xpress Corp. Class A                                   73,800            182,286
 * Sola International, Inc.                                             236,900          4,593,491
 * Somera Communications, Inc.                                           93,400            130,760
   Sonic Automotive, Inc.                                               839,093         18,418,091
*# Sonic Foundry, Inc.                                                   22,800             35,796
 * SonicWALL, Inc.                                                    1,048,778          8,348,273
 * Sourcecorp, Inc.                                                     423,815         10,883,569
   South Jersey Industries, Inc.                                        302,991         12,722,592
 * Southern Energy Homes, Inc.                                          180,800            743,992
 * Southwall Technologies, Inc.                                         131,500             59,175
   Southwest Gas Corp.                                                    1,700             38,420
 * Southwestern Energy Co.                                              464,400         11,870,064
*# Spacehab, Inc.                                                       122,200            502,242
   Span-American Medical System, Inc.                                    24,000            282,960
 * SPAR Group, Inc.                                                       6,000              7,980
 * Spartan Stores, Inc.                                                 247,671          1,075,140
 * Sparton Corp.                                                        120,503          1,008,610
 * Spectrum Control, Inc.                                               173,800          1,423,422
 * Spherion Corp.                                                     1,547,289         14,296,950
 * Spiegel, Inc. Class A Non-Voting                                         400                 25
 * Spinnaker Exploration Co.                                            976,066    $    32,532,280
 * Sport Chalet, Inc.                                                    45,900            573,750
 * Sport Supply Group, Inc.                                             105,400            123,845
 * Sport-Haley, Inc.                                                     60,800            324,672
 * Sports Club Co., Inc.                                                116,000            185,600
 * SportsLine.Com, Inc.                                                 227,300            227,300
 * SR Telecom, Inc.                                                      11,987             40,996
 * SRI/Surgical Express, Inc.                                            52,500            362,775
 * Stamps.com, Inc.                                                     373,904          4,939,272
   Standard Commercial Corp.                                            343,680          5,667,283
 * Standard Management Corp.                                            134,600            464,370
   Standard Motor Products, Inc.
     Class A                                                            293,250          4,105,500
   Standard Register Co.                                                380,299          4,635,845
   Star Buffet, Inc.                                                      7,200             46,584
   Starrett (L.S.) Co. Class A                                           64,600          1,016,158
   State Financial Services Corp.
     Class A                                                             67,000          1,904,140
*# Steel Dynamics, Inc.                                                 989,988         25,343,693
   Steel Technologies, Inc.                                             286,394          6,114,512
 * SteelCloud Co.                                                         5,900             14,632
 * Steinway Musical Instruments, Inc.                                   122,500          4,165,000
 * Stellent, Inc.                                                       475,810          3,792,206
   Stepan Co.                                                           129,000          3,128,250
   Stephan Co.                                                           51,500            234,840
   Stewart & Stevenson Services, Inc.                                   821,400         13,922,730
 * Stewart Enterprises, Inc.                                          2,916,817         21,934,464
   Stewart Information Services Corp.                                   484,500         16,545,675
 * Stifel Financial Corp.                                                86,172          2,162,917
 * Stillwater Mining Co.                                              1,300,380         19,700,757
 * Stoneridge, Inc.                                                     572,800          8,970,048
 * StorageNetworks, Inc. Escrow Shares                                  362,800              9,832
   Strategic Distribution, Inc.                                          65,178            846,662
 * Stratos International, Inc.                                          207,023          1,177,961
 * Stratus Properties, Inc.                                              94,450          1,180,625
   Stride Rite Corp.                                                    931,200          9,824,160
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                      241,100                  0
 * Summa Industries, Inc.                                                41,800            399,608
 * SumTotal Systems, Inc.                                                11,597             74,801
 * Sundance Homes, Inc.                                                  40,500                223
 * SunLink Health Systems, Inc.                                          65,400            340,080
*# Sunrise Senior Living, Inc.                                          614,400         22,142,976
   Sunrise Telecom, Inc.                                                  3,200              8,512
 * Suntron Corp.                                                         92,475            714,832
 * Superior Consultant Holdings Corp.                                     3,900             24,336
*# Superior Telecom, Inc.                                               126,600              1,266
   Superior Uniform Group, Inc.                                         136,600          2,253,900
   Supreme Industries, Inc.                                              56,610            382,118
 * Swift Energy Corp.                                                   801,005         16,180,301
   SWS Group, Inc.                                                      267,400          4,310,488
 * Sycamore Networks, Inc.                                            1,218,728          5,374,590
 * Sykes Enterprises, Inc.                                              394,767          2,471,241
 * Sylvan, Inc.                                                          99,900          1,203,795
 * Symmetricom, Inc.                                                    568,141          4,488,314
 * Syms Corp.                                                           343,900          2,799,346
 * Synalloy Corp.                                                        88,350            823,422
   Sypris Solutions, Inc.                                                24,608            467,552
 * Systemax, Inc.                                                       438,200          2,716,840
 * T-3 Energy Services, Inc.                                                880              5,786

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Taitron Components, Inc.                                               6,500    $        16,835
   Tandy Brand Accessories, Inc.                                         63,700            856,128
 * Tarrant Apparel Group                                                287,100            542,619
   Tasty Baking Co.                                                     195,200          1,840,736
   TB Woods Corp.                                                        92,900            710,685
 * TBA Entertainment Corp.                                              132,500             87,450
 * TEAM America, Inc.                                                     2,500                  0
 * TeamStaff, Inc.                                                       86,000            196,080
 * Technical Communications Corp.                                         6,300             26,775
 * Technology Solutions Corp.                                            64,000             69,120
 * TechTeam Global, Inc.                                                240,500          1,847,281
   Tecumseh Products Co. Class A                                        403,282         14,969,828
   Tecumseh Products Co. Class B                                         15,600            592,628
 * Tegal Corp.                                                           66,300            110,058
 * Teletech Holdings, Inc.                                               95,924            721,348
 * Tenneco Automotive, Inc.                                             490,920          6,269,048
 * Terayon Communication Systems,
     Inc.                                                               121,300            333,575
 * Terex Corp.                                                          950,513         28,030,628
 * Terra Industries, Inc.                                             2,100,600          9,725,778
 * Tesoro Petroleum Corp.                                             1,821,900         43,397,658
 # Texas Industries, Inc.                                               613,957         22,624,315
   TF Financial Corp.                                                    36,200          1,076,407
 * The Banc Corp.                                                        80,438            550,196
 * The Dress Barn, Inc.                                                 238,485          4,175,872
 * The Hallwood Group, Inc.                                                 100              4,685
   The Marcus Corp.                                                     558,400          9,046,080
 # The Phoenix Companies, Inc.                                          709,700          8,310,587
 * The Rowe Companies                                                     9,400             42,770
 * Theragenics Corp.                                                    777,300          3,319,071
 * TheStreet.com, Inc.                                                  264,000            992,640
 * Third Wave Technologies                                              166,200            806,070
 # Thomas & Betts Corp.                                                  65,200          1,594,792
*# THQ, Inc.                                                             51,285          1,081,601
 * Three-Five Systems, Inc.                                             617,500          3,309,800
 * TIBCO Software, Inc.                                                   3,000             24,900
*# Tickets.com, Inc.                                                     14,500              6,888
 * TII Network Technologies, Inc.                                        98,200            137,480
   Timberland Bancorp, Inc.                                              56,400          1,252,080
 * Timco Aviation Services, Inc.                                         11,922              4,769
 * Time Warner Telecom, Inc.                                            110,837            472,166
 * Tipperary Corp.                                                      126,900            414,963
   Titan International, Inc.                                            260,900          2,778,585
 * Titan Pharmaceuticals, Inc.                                          264,698            873,503
 * Titanium Metals Corp.                                                 57,930          5,228,183
 * TL Administration Corp.                                                1,700                 51
 * TLC Vision Corp.                                                       4,152             43,139
   Todd Shipyards Corp.                                                  81,650          1,437,040
 * Todhunter International, Inc.                                         73,100          1,023,400
 * Torch Offshore, Inc.                                                 276,800            730,752
*# Tower Automotive, Inc.                                             1,662,950          6,169,545
 # Traffix, Inc.                                                        268,800          1,865,472
 * Trailer Bridge, Inc.                                                 111,200            617,160
 * Trammell Crow Co.                                                    208,400          2,648,764
 * Trans World Entertainment Corp.                                    1,024,728         10,226,785
 * Transcat, Inc.                                                        60,000            189,540
 * Transgenomic, Inc.                                                    41,488             64,306
 * Transkaryotic Therapies, Inc.                                        307,631          4,436,039
   Trans-Lux Corp.                                                        2,746             19,085
 * Transmeta Corp.                                                       59,900            130,582
 * Transmontaigne Oil Co.                                               535,124    $     3,114,422
 * Transport Corp. of America                                            20,000            144,000
 * Transpro, Inc.                                                       191,600          1,135,230
 * Transtechnology Corp.                                                 97,300            671,370
   Tredegar Industries, Inc.                                            799,800         11,557,110
*# Trenwick Group, Ltd.                                                 199,776              1,798
*# Trestle Holdings Inc.                                                  5,240             13,100
 * Triad Guaranty, Inc.                                                  49,659          2,853,406
*# Trico Marine Services, Inc.                                          691,930            159,144
   Trinity Industries, Inc.                                           1,133,800         32,438,018
 * TriPath Imaging, Inc.                                                 34,587            317,509
 * Tripos, Inc.                                                           7,200             40,248
 * Triquint Semiconductor, Inc.                                         635,770          3,547,597
 * Triumph Group                                                        414,317         13,179,424
 * TriZetto Group, Inc.                                                 825,529          5,390,704
 * TRM Corp.                                                             76,916          1,066,825
 * Trover Solutions, Inc.                                               123,200            837,760
 * Trump Hotels & Casino Resorts, Inc.                                  470,500            926,885
 * Tumbleweed Communications Corp.                                       37,100            184,758
 * Turnstone Systems, Inc.                                                  243                 35
 * Tut Systems, Inc.                                                     13,500             41,715
 * Tweeter Home Entertainment Group,
     Inc.                                                               700,609          4,666,056
   Twin Disc, Inc.                                                       37,400            822,800
 * U.S. Concrete, Inc.                                                  436,841          3,049,150
*# U.S. Diagnostic, Inc.                                                 20,800                  2
 * U.S. Xpress Enterprises, Inc. Class A                                163,490          2,117,196
 * UICI                                                               1,339,300         26,625,284
 * Ulticom, Inc.                                                        210,762          1,981,163
   UMB Financial Corp.                                                  468,705         23,833,649
*# Unapix Entertainment, Inc.                                             9,300                 38
 * Unico American Corp.                                                  72,700            428,276
 * Unifi, Inc.                                                        1,432,366          3,337,413
   Unifirst Corp.                                                       240,600          6,255,600
 * Uni-Marts, Inc.                                                      103,200            226,008
   Union Bankshares Corp.                                                 3,460            103,647
 * Uniroyal Technology Corp.                                              3,700                  4
 * United American Healthcare Corp.,                                     17,950             82,067
   United Auto Group, Inc.                                            1,024,300         29,632,999
   United Community Financial Corp.                                     693,870          8,402,766
   United Fire & Casualty Co.                                            44,450          2,460,308
 * United Rentals, Inc.                                               1,155,200         19,753,920
 * United Retail Group, Inc.                                            276,701            760,928
 * United Road Services, Inc.                                             5,380                619
 * Universal Access Global Holdings,
     Inc.                                                                   250                273
 * Universal American Financial Corp.                                   149,185          1,633,576
 * Universal Compression Holdings, Inc.                                 760,484         22,502,722
   Universal Forest Products, Inc.                                       95,043          2,752,445
 * Universal Stainless & Alloy Products,
     Inc.                                                               118,900          1,287,806
   Unizan Financial Corp.                                                33,731            869,585
 * Unova, Inc.                                                          369,100          6,403,885
 * Urologix, Inc.                                                       107,200          1,506,160
 * URS Corp.                                                            969,296         24,406,873
*# US Energy Corp.                                                       25,700             60,138
 * US Oncology, Inc.                                                  2,126,850         31,179,621
 * USA Truck, Inc.                                                       71,600            831,276
   Usec, Inc.                                                         2,287,102         17,908,009
   USF Corp.                                                            751,987         21,619,626

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# V.I. Technologies, Inc.                                                  100    $           105
 * Vail Resorts, Inc.                                                   729,023         10,898,894
*# Valence Technology, Inc.                                               4,800             18,768
   Valhi, Inc.                                                          215,652          2,393,737
 * Valley National Gases, Inc.                                           13,800            137,310
 * Valpey Fisher Corp.                                                   10,350             34,569
 * ValueClick, Inc.                                                     221,500          2,423,210
 * Valuevision Media, Inc. Class A                                        9,000            108,000
 * Vans, Inc.                                                           517,446         10,561,073
 * Variflex, Inc.                                                        68,100            456,270
 * Vastera, Inc.                                                        706,795          2,438,443
 * Verilink Corp.                                                       110,800            498,600
 * Veritas DGC, Inc.                                                    982,300         18,801,222
 * Verso Technologies, Inc.                                             322,228            510,731
 * Verticalbuyer Inc.                                                     7,773                 58
   Vesta Insurance Group, Inc.                                          973,600          5,792,920
 * Vical, Inc.                                                          397,433          2,189,856
 * Vicon Industries, Inc.                                                71,500            376,805
 * Vicor Corp.                                                          118,811          1,651,473
*# Viewpoint Corp.                                                        1,400              3,878
 * Vignette Corp.                                                       927,600          1,530,540
   Vintage Petroleum, Inc.                                            1,734,335         27,038,283
   Virco Manufacturing Corp.                                             60,786            416,384
   Visteon Corp.                                                      2,361,765         25,884,944
 * Visual Networks, Inc.                                                 26,900             86,618
*# Vitech America, Inc.                                                     700                  3
 * Volt Information Sciences, Inc.                                      406,700         10,452,190
   Vulcan International Corp.                                            11,200            486,080
 * Vyyo, Inc.                                                           124,414            913,199
   Walter Industries, Inc.                                              225,100          2,865,523
*# Warnaco Group, Inc.                                                   40,400                 40
   Washington Savings Bank FSB                                           37,650            391,184
   Waste Industries USA, Inc.                                           238,100          2,690,530
 * WatchGuard Technologoes, Inc.                                        901,333          5,867,678
 * Water Pik Technologies, Inc.                                         106,700          1,780,823
 * Waterlink, Inc.                                                      248,300                211
   Watsco, Inc. Class A                                                 314,800          8,238,316
   Watts Water Technologies, Inc.                                       294,900          7,157,223
   Wausau-Mosinee Paper Corp.                                         1,342,899         20,425,494
   Waypoint Financial Corp.                                               1,094             29,976
 * Webb Interactive Services, Inc.                                        4,200              2,646
 * Webco Industries, Inc.                                                93,900            460,580
 * Weider Nutrition International, Inc.                                 166,500            772,560
   Weis Markets, Inc.                                                    13,700            467,855
   Wellco Enterprises, Inc.                                               4,600             87,860
   Wellman, Inc.                                                        861,000          6,844,950
 * Wells-Gardner Electronics Corp.                                       61,241            287,220
 * Westaff, Inc.                                                        192,900            501,540
   Westbank Corp.                                                         1,543             29,055
 * Westcoast Hospitality Corp.                                          290,000          1,673,300
   Western Ohio Financial Corp.                                          23,400            775,710
 * Western Power & Equipment Corp.                                        4,091              1,493
 * Whitehall Jewelers, Inc.                                             278,900          2,233,989
*# WHX Corp.                                                            114,633            185,705
 * Wickes, Inc.                                                          49,400              6,175
 * Williams Industries, Inc.                                              3,400             11,951
 * Willis Lease Finance Corp.                                           132,900          1,096,425
 * Wilshire Financial Services Group,
     Inc.                                                                 2,092             18,807
 * Wilshire Oil Co. of Texas                                            113,590            569,086
 * Wilsons The Leather Experts, Inc.                                    458,814    $     1,537,027
 * Wind River Systems, Inc.                                             240,920          2,479,067
 * Wireless WebConnect!, Inc.                                             4,500                 12
 * Wiser Oil Co.                                                        174,475          1,844,201
 * Wolverine Tube, Inc.                                                 357,900          4,072,902
   Woodward Governor Co.                                                 20,966          1,393,191
 * Worldwide Restaurant Concepts, Inc.                                  698,105          2,331,671
 * Xanser Corp.                                                         259,400            656,282
 * Xeta Corp.                                                             8,500             43,342
 * Zapata Corp.                                                          31,610          2,149,480
   Ziegler Co., Inc.                                                      8,200            131,200
*# Zoltek Companies, Inc.                                               311,248          2,265,885
 * Zomax, Inc.                                                          514,346          1,959,658
 * Zones, Inc.                                                          173,400            468,180
 * Zoran Corp.                                                          236,686          4,158,573
 * Zygo Corp.                                                           344,643          3,653,216
 * Zymetx, Inc.                                                          16,400                861
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $4,106,733,520)                                                              5,075,931,230
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                      257                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                      257                  0
*# Angeion Corp. Warrants 10/31/07                                          315                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                 3                 23
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                  142,110            670,759
 * CSF Holding, Inc. Litigation Rights                                   40,500                  0
 * Danielson Holding Corp. Rights
     06/09/04                                                            73,400                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                   19,927             11,956
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                    4,082                  0
 * Imperial Sugar Co. Warrants
     08/29/08                                                             9,694             19,582
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                             3,433                721
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                            10,609              2,440
 * Magnum Hunter Resources Warrants
     03/21/05                                                             9,740              5,844
 * PMR Corp. Contingent Value Rights
     08/05/04                                                           105,000                105
 * Timco Aviation Services Warrants
     02/27/07                                                            25,879                  3
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175)                                                                        711,433
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                                $            40                  0
 * Timco Aviation Services, Inc.                                              6                  1
                                                                                   ---------------
TOTAL BONDS
  (Cost $0)                                                                                      1
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (7.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $68,597,000 FNMA Notes
    1.50%, 09/21/05, valued at $68,168,269) to be
    repurchased at $67,166,641
    (Cost $67,160,000)                                          $        67,160    $    67,160,000
  Repurchase Agreement, Merrill Lynch Triparty Repo 0.96%,
    06/01/04 (Collateralized by $339,773,000 U.S. Treasury
    Obligations rates ranging from 1.875% to 2.125%,
    maturities ranging from 10/31/04 to 11/30/05, valued at
    $341,544,253) to be repurchased at $334,880,442
    (Cost $334,844,725)^                                                334,845        334,844,725
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $402,004,725)                                                                  402,004,725
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (COST $4,514,845,420)++                                                          $ 5,478,647,389
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $4,517,161,119.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (92.0%)
 * 1-800 CONTACTS, Inc.                                                  23,636    $       347,449
 * 1-800-FLOWERS.COM, Inc.                                               47,097            451,660
   1st Source Corp.                                                      34,441            781,811
 # 21st Century Holding Co.                                               1,100             21,461
   21st Century Insurance Group                                          76,800          1,005,312
 * 24/7 Real Media, Inc.                                                  3,180             18,476
 * 3-D Systems Corp.                                                     22,000            265,958
 * 4Kids Entertainment, Inc.                                             23,500            508,775
 * 7-Eleven, Inc.                                                        16,600            285,022
*# 8X8, Inc.                                                             19,200             50,880
 * 99 Cents Only Stores                                                   5,500            106,755
 * @Road, Inc.                                                           94,700            841,883
 * A. B. Watley Group, Inc.                                               9,400              1,880
 * A.C. Moore Arts & Crafts, Inc.                                        34,900            924,850
 * A.D.A.M., Inc.                                                           700              1,470
*# aaiPharma, Inc.                                                       47,250            217,822
 * Aames Financial Corp.                                                    240                706
 * AAON, Inc.                                                            13,100            250,996
 * AAR Corp.                                                             58,083            556,435
   Aaron Rents, Inc. Class A                                              5,700            151,050
   Aaron Rents, Inc. Class B                                             21,600            642,600
 * Abaxis, Inc.                                                          18,300            341,661
   ABC Bancorp                                                            8,310            163,458
 * Abgenix, Inc.                                                        150,134          2,270,026
*# Abiomed, Inc.                                                         38,270            472,634
 * Able Laboratories, Inc.                                               30,200            561,720
 * Ablest, Inc.                                                           2,100             11,130
   ABM Industries, Inc.                                                  87,600          1,666,152
   Abrams Industries, Inc.                                                  200                840
 * ABX Air, Inc.                                                         66,600            299,700
 * Acacia Research-Acacia
     Technologies Common Stock                                           20,960            129,952
 * Acacia Research-CombiMatrix Corp.                                     10,434             41,214
 * Accelrys, Inc.                                                        52,900            528,471
 * Access Pharmaceuticals, Inc.                                          26,300            147,543
*# Acclaim Entertainment, Inc.                                           55,700             23,450
 * Accredo Health, Inc.                                                  44,343          1,613,198
 * Ace Cash Express, Inc.                                                23,042            548,400
 * Ace Comm Corp.                                                         7,500             18,300
   Aceto Corp.                                                           28,550            458,798
 * Aclara Biosciences, Inc.                                              60,171            228,650
 * Acme Communications, Inc.                                             28,600            221,364
 * Acme United Corp.                                                      3,400             23,800
 * ACT Manufacturing, Inc.                                                4,600                 25
 * ACT Teleconferencing, Inc.                                            25,700             66,075
 * Actel Corp.                                                           46,200            922,152
 * Acterna Corp.                                                        122,100              3,052
   Action Performance Companies, Inc.                                    33,000            499,950
 * ActivCard Corp.                                                       74,043            473,135
 * Active Power, Inc.                                                    76,200            266,700
 * Activision, Inc.                                                      97,214          1,537,925
 * Actuant Corp.                                                         42,480          1,454,090
 * Actuate Corp.                                                        110,500            413,270
   Acuity Brands, Inc.                                                   27,700            683,082
   Adams Resources & Energy, Inc.                                         4,200             58,380
 * Adaptec, Inc.                                                        187,800    $     1,538,082
*# Addvantage Technologies Group, Inc.                                    1,700              9,222
 * ADE Corp.                                                             13,300            279,300
 * Adept Technology, Inc.                                                 7,000              6,650
 * Administaff, Inc.                                                     47,800            790,612
 * Adolor Corp.                                                          69,800            974,408
 * Advanced Digital Information Corp.                                   115,500          1,033,725
 * Advanced Energy Industries, Inc.                                      55,300            847,749
 * Advanced Magnetics, Inc.                                              12,300            120,663
   Advanced Marketing Services, Inc.                                     32,350            358,114
 * Advanced Materials Group, Inc.                                           237                115
 * Advanced Medical Optics, Inc.                                         52,400          1,839,240
 * Advanced Neuromodulation
     Systems, Inc.                                                       33,200          1,083,316
 * Advanced Nutraceuticals, Inc.                                            700              3,150
*# Advanced Photonix, Inc. Class A                                        9,000             21,240
 * Advanced Power Technology, Inc.                                       18,195            240,356
   Advanta Corp. Class A                                                 18,317            296,003
   Advanta Corp. Class B Non-Voting                                      30,994            491,565
 * Advent Software, Inc.                                                 59,400          1,123,848
   Advo, Inc.                                                            53,850          1,724,277
 * Aehr Test Systems                                                      7,100             28,400
 * AEP Industries, Inc.                                                  13,000            138,437
 * AeroCentury Corp.                                                        300                771
 * Aeroflex, Inc.                                                       133,450          1,702,822
 * Aeropostale, Inc.                                                    102,250          2,688,152
 * Aerosonic Corp.                                                        3,900             27,300
 * Aether Systems, Inc.                                                  74,742            254,870
 * Aetrium, Inc.                                                          9,300             85,374
 * AFC Enterprises, Inc.                                                 39,800            805,950
*# Affiliated Managers Group, Inc.                                       39,150          1,908,562
 * Affinity Technology Group, Inc.                                       29,100              2,386
 * Aftermarket Technology Corp.                                          41,150            602,436
 * Agile Software Corp.                                                  89,900            719,200
*# Agility Capital, Inc.                                                  5,900                 38
   Agilysys, Inc.                                                        57,788            711,370
 * Air Methods Corp.                                                     19,470            154,592
   Airgas, Inc.                                                          62,500          1,361,250
 * Airnet Systems, Inc.                                                  17,400             74,472
 * Airspan Networks, Inc.                                                62,500            346,875
 * Airtran Holdings, Inc.                                               151,400          2,107,488
 * AK Steel Holding Corp.                                               195,400            894,932
*# Akamai Technologies, Inc.                                            165,213          2,455,065
*# Akorn, Inc.                                                           19,500             64,350
*# Aksys, Ltd.                                                           53,000            322,240
   Alabama National Bancorporation                                       27,689          1,421,553
   Alamo Group, Inc.                                                     12,500            195,625
 * Alaris Medical, Inc.                                                 114,300          2,540,889
 * Alaska Air Group, Inc.                                                48,200            992,920
 * Alaska Communications Systems
     Group, Inc.                                                         22,200            143,190
   Albany International Corp. Class A                                    50,272          1,532,793
 * Albany Molecular Research, Inc.                                       56,978            720,202
   Albemarle Corp.                                                       74,581          2,146,441
 * Alcide Corp.                                                           2,300             47,288
 * Alderwoods Group, Inc.                                                 6,000             77,460

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Aldila, Inc.                                                           4,633    $        70,468
   Alexander & Baldwin, Inc.                                             58,000          1,848,460
 * Alexion Pharmaceuticals, Inc.                                         39,500            791,975
   Alfa Corp.                                                           144,161          1,967,798
   Alico, Inc.                                                            7,000            247,100
 * Align Technology, Inc.                                               106,612          2,032,025
 * Alkermes, Inc.                                                       157,411          2,266,718
 * All American Semiconductor, Inc.                                       4,000             36,440
*# Allegheny Energy, Inc.                                               151,400          2,157,450
   Allegheny Technologies, Inc.                                         145,700          1,749,857
   Allen Organ Co. Class B                                                  800             40,000
 * Alliance Gaming Corp.                                                 90,860          1,971,662
 * Alliance Imaging, Inc.                                                86,400            331,776
 * Alliance Semiconductor Corp.                                          62,500            373,125
 * Allied Defense Group, Inc.                                            12,400            217,496
 * Allied Healthcare International, Inc.                                 36,000            181,080
 * Allied Healthcare Products, Inc.                                       6,700             36,381
 * Allied Holdings, Inc.                                                  8,300             42,330
 * Allied Motion Technologies, Inc.                                       2,900             14,993
 * Allmerica Financial Corp.                                             40,600          1,305,290
*# Allos Therapeutics, Inc.                                              55,700            103,045
 * Allou Health Care, Inc. Class A                                        7,100                  1
 * Alloy, Inc.                                                           71,200            356,712
 * Allscripts Healthcare Solutions, Inc.                                 66,000            543,774
 * Almost Family, Inc.                                                    1,600             12,648
 * Alpha Technologies Group, Inc.                                         7,100              9,940
   Alpharma, Inc. Class A                                                70,700          1,384,306
 * Alpine Group, Inc.                                                    13,500             27,567
 * Alteon, Inc.                                                          61,700             80,210
*# Alterra Healthcare Corp.                                               4,900                  0
 * Altiris, Inc.                                                         47,200          1,262,600
   Ambassadors Group, Inc.                                                9,800            201,782
   Ambassadors, Inc.                                                      9,800            125,734
 * AMC Entertainment, Inc.                                               60,600            915,060
 * Amcast Industrial Corp.                                                8,500             34,425
   Amcol International Corp.                                             52,700            880,090
   Amcore Financial, Inc.                                                45,460          1,321,522
 * Amedisys, Inc.                                                        20,993            523,146
 * AMEN Properties, Inc.                                                  1,975              4,916
 * Amerco, Inc.                                                          13,900            347,639
 * America Services Group, Inc.                                          12,700            457,200
 * America West Holdings Corp.
     Class B                                                             60,100            602,202
 * American Banknote Corp.                                                   88                 25
   American Biltrite, Inc.                                                3,400             33,150
 * American Building Control, Inc.                                       14,000             26,180
*# American Business Financial
     Services, Inc.                                                       5,074             16,644
 * American Claims Evaluation, Inc.                                       1,000              2,890
 * American Dental Partners, Inc.                                        10,500            179,025
 * American Eagle Outfitters, Inc.                                       40,860          1,183,306
 * American Ecology Corp.                                                14,350            125,562
 * American Greetings Corp. Class A                                      89,600          1,881,600
*# American Healthways, Inc.                                             57,800          1,187,790
 * American Indemnity Financial Escrow                                      800                800
 * American Independence Corp.                                            8,400            130,872
   American Italian Pasta Co.                                            30,600            895,356
 * American Locker Group, Inc.                                              300              3,396
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                       4,400                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                    4,400    $             0
 * American Medical Security Group,
     Inc.                                                                24,200            625,086
 * American Medical Systems
     Holdings, Inc.                                                      59,500          1,864,135
   American Pacific Corp.                                                 7,100             51,830
 * American Physicians Capital, Inc.                                     14,800            341,140
 * American Physicians Services
     Group, Inc.                                                            100                980
 * American Retirement Corp.                                             42,900            193,050
 * American Science & Engineering,
      Inc.                                                               12,400            214,024
   American Shared Hospital Services                                      5,100             28,968
   American Software, Inc. Class A                                       32,300            206,397
   American States Water Co.                                             27,450            642,330
 * American Superconductor Corp.                                         49,300            619,208
 * American Technical Ceramics Corp.                                      8,000             70,800
   American Vanguard Corp.                                                  621             23,846
 * American West Bancorporation                                           3,552             63,652
   American Woodmark Corp.                                               13,700            788,298
   Americana Bancorp, Inc.                                                2,712             44,070
 * America's Car-Mart, Inc.                                              12,900            380,550
 * AMERIGROUP Corp.                                                      44,300          1,868,131
 * AmeriServe Financial, Inc.                                            24,000            138,000
   Ameristar Casinos, Inc.                                               48,500          1,592,740
   Ameron International Corp.                                            13,700            426,207
 # AmerUs Group Co.                                                      46,844          1,843,311
 * Ames Department Stores, Inc.                                          12,800                 22
   Ametek, Inc.                                                             400             10,804
 * Amistar Corp.                                                          1,600              3,608
 * AML Communications, Inc.                                               7,800             11,310
 * AMN Healthcare Services, Inc.                                         58,700            892,240
   Ampco-Pittsburgh Corp.                                                 9,600            124,512
 * Ampex Corp. Class A                                                    5,925             10,369
   Amrep Corp.                                                            6,500            111,670
 * Amsurg Corp.                                                          54,333          1,230,654
 * Amtech Systems, Inc.                                                   1,900              9,652
 * AMX Corp.                                                             11,000            109,890
 * Anacomp, Inc.                                                              0                 12
 * Anadigics, Inc.                                                       54,600            269,178
 * Analex Corp.                                                          25,800             92,880
   Analogic Corp.                                                        24,500          1,130,185
 * Analysts International Corp.                                          41,200            123,188
*# Analytical Surveys, Inc.                                                 730              1,825
 * Anaren, Inc.                                                          36,800            585,856
   Anchor Bancorp Wisconsin, Inc.                                        41,240          1,087,499
   Andersons, Inc.                                                        8,200            141,532
*# Andrew Corp.                                                           3,409             66,987
 * Angeion Corp.                                                            215                318
   Angelica Corp.                                                        16,100            359,030
 * Angelo & Maxie's, Inc.                                                 2,016              2,157
 * Anika Therapeutics, Inc.                                               9,900            139,600
   Anixter International, Inc.                                           65,900          2,009,950
 * Ansoft Corp.                                                          22,500            334,350
 * AnswerThink, Inc.                                                     84,800            543,653
 * Ansys, Inc.                                                           27,600          1,189,008
 * Anteon International Corp.                                            63,500          1,870,710
 * Anthony and Sylvan Pools Corp.                                         3,768             15,826
*# Antigenics, Inc.                                                      81,113            654,582
 * AP Pharma, Inc.                                                       37,123            123,248

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * APA Optics, Inc.                                                      11,800    $        29,500
 * APAC Teleservices, Inc.                                              106,450            237,383
 * Aphton Corp.                                                          63,639            287,012
   Apogee Enterprises, Inc.                                              49,500            493,020
 * Apogee Technology, Inc.                                                1,300             11,479
 * Applica, Inc.                                                         42,800            420,296
 * Applied Extrusion Technologies, Inc.                                  22,600             23,730
 * Applied Films Corp.                                                   26,361            713,065
 * Applied Imaging Corp.                                                 15,800             18,486
   Applied Industrial Technologies, Inc.                                 34,000            909,500
 * Applied Innovation, Inc.                                              15,100             60,400
   Applied Signal Technologies, Inc.                                     19,700            615,625
 * Applix, Inc.                                                          23,900            105,160
 * Apria Healthcare Group, Inc.                                          54,100          1,519,128
 * Apropos Technology, Inc.                                              30,400            123,424
   Aptargroup, Inc.                                                      38,500          1,565,025
 * aQuantive, Inc.                                                      108,925          1,095,785
 * Aquila, Inc.                                                         331,800          1,330,518
*# Aradigm Corp.                                                         92,337            100,647
 * Arch Capital Group, Ltd.                                               5,900            227,622
   Arch Chemicals, Inc.                                                  40,622          1,077,702
   Arch Coal, Inc.                                                       73,400          2,385,500
 * Arch Wireless, Inc.                                                   35,100          1,112,319
   Arctic Cat, Inc.                                                      26,830            618,431
*# Ardent Communications, Inc.                                           12,900                 32
 * Arena Pharmaceuticals, Inc.                                           45,878            268,845
 * Argonaut Group, Inc.                                                  46,301            804,711
 * Argonaut Technologies, Inc.                                           12,000             19,560
 * Argosy Gaming Corp.                                                   52,900          1,881,124
 * Ariad Pharmaceuticals, Inc.                                           92,800            996,672
*# Ariba, Inc.                                                          532,400          1,160,632
 * Ark Restaurants Corp.                                                  2,700             59,670
   Arkansas Best Corp.                                                   44,900          1,337,571
 * Arlington Hospitality, Inc.                                            4,900             16,660
 * Armor Holdings, Inc.                                                  51,400          1,922,360
*# Armstrong Holdings, Inc.                                               4,400              3,872
*# Arotech Corp                                                          57,100            145,034
 * Arqule, Inc.                                                          51,674            299,709
 * Array BioPharma, Inc.                                                 51,415            487,414
 # Arrhythmia Research Technology, Inc.                                   3,900             49,608
 * Arris Group, Inc.                                                    147,400            931,568
   Arrow Financial Corp.                                                  9,941            292,265
   Arrow International, Inc.                                             73,300          2,211,461
 * Art Technology Group, Inc.                                           100,500            137,685
   Artesian Resources Corp. Class A                                         700             19,096
 * Artesyn Technologies, Inc.                                            69,300            633,402
 * Arthrocare Corp.                                                      38,310            937,829
 * Artisan Components, Inc.                                              40,500          1,025,865
 * Artisoft, Inc                                                          2,400              6,264
 * Arts Way Manufacturing Co., Inc.                                         200              1,036
 * ASA International. Ltd.                                                  640              2,880
   ASB Financial Corp.                                                    1,000             23,000
 * Asbury Automotive Group, Inc.                                         98,100          1,402,830
 * Ascential Software Corp.                                              66,079          1,060,568
 * Ashworth, Inc.                                                        23,371            186,734
*# Ask Jeeves, Inc.                                                      78,400          3,167,360
 * Aspect Communications Corp.                                          105,200          1,350,768
 * Aspect Medical Systems, Inc.                                          35,000            532,700
 * Aspen Technology, Inc.                                                73,579            464,283
 * Aspeon, Inc.                                                             900                  9
*# Astea International, Inc.                                              2,900             30,189
 * Astec Industries, Inc.                                                35,500    $       614,505
   Astro-Med, Inc.                                                        9,130             96,778
 * Astronics Corp.                                                        5,500             27,830
 * Astronics Corp. Class B                                                2,225             10,680
*# AstroPower, Inc.                                                       6,550                262
 * ASV, Inc.                                                             22,800            690,156
 * Asyst Technologies, Inc.                                              84,500            864,435
*# ATA Holdings Corp.                                                    21,179            134,487
 * Atari, Inc.                                                          209,809            583,269
 * AtheroGenics, Inc.                                                    66,600          1,564,434
 * Atlantic American Corp.                                               21,100             62,667
 * Atlantic Coast Airlines, Inc.                                         68,000            383,520
 * Atlantic Premium Brands, Ltd.                                          2,000              2,600
 * Atlantis Plastics, Inc.                                                4,400             67,980
 * Atlas Air Worldwide Holdings, Inc.                                    11,000                572
 * ATMI, Inc.                                                            55,900          1,432,158
 # Atmos Energy Corp.                                                    93,300          2,312,907
 * ATP Oil & Gas Corp.                                                   53,900            319,088
   Atrion Corp.                                                           1,700             73,508
 * Atrix Labs, Inc.                                                      38,900          1,061,581
 * ATS Medical, Inc.                                                      2,200             10,340
 * Atwood Oceanics, Inc.                                                 24,900            991,518
 * Audiovox Corp. Class A                                                34,300            477,456
 * August Technology Corp.                                               31,800            427,710
 * Ault, Inc.                                                             4,500             13,410
 * Aura Systems, Inc.                                                     5,295                199
 * Aurora Foods, Inc.                                                        44                  0
*# Authentidate Holding Corp.                                            50,900            641,340
 * autobytel.com, Inc.                                                   73,800            771,210
 * Avalon Holding Corp. Class A                                           1,550              4,115
 * Avanex Corp.                                                         229,116            710,260
 * Avanir Pharmaceuticals Class A                                        58,000             80,620
 * Avant Immunotherapeutics, Inc.                                       133,134            323,516
 * Avatar Holdings, Inc.                                                  8,700            364,008
   Avatech Solutions, Inc.                                                1,851              1,481
 * Avi Biopharma, Inc.                                                   61,400            138,764
 * Aviall, Inc.                                                          57,700          1,001,672
 * Avici Systems Inc.                                                    21,343            225,382
*# Avid Technology, Inc.                                                 45,100          2,346,102
 * Avigen, Inc.                                                          37,800            133,812
   Avista Corp.                                                          87,000          1,475,520
 * Avocent Corp.                                                         52,600          1,802,602
 * Avteam, Inc. Class A                                                  11,400                 17
 * Aware, Inc.                                                           40,959            133,117
 * Axcelis Technologies, Inc.                                           177,900          2,143,695
 * Axonyx, Inc.                                                           1,300              6,448
*# AXS-One, Inc.                                                         50,400            149,184
 * Axsys Technologies, Inc.                                               4,700             90,945
 * AXT, Inc.                                                             38,200             80,984
 * Aztar Corp.                                                           62,100          1,497,231
 * AZZ, Inc.                                                              8,200            122,180
   Badger Meter, Inc.                                                     3,200            134,464
 * Badger Paper Mills, Inc.                                               1,000              5,135
   Bairnco Corp.                                                          7,300             59,130
 * Baker (Michael) Corp.                                                  7,600            109,060
   Balchem Corp.                                                          4,700            122,670
   Baldor Electric Co.                                                   59,233          1,371,836
   Baldwin & Lyons, Inc. Class B                                         12,625            304,894
 * Baldwin Technology, Inc. Class A                                      13,300             49,210
 * Ballantyne Omaha, Inc.                                                11,900             34,748
 * Bally Total Fitness Holding Corp.                                     57,800            265,880

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Bancinsurance Corp.                                                    5,700    $        46,797
   Bandag, Inc.                                                          16,400            694,868
   Bandag, Inc. Class A                                                   9,600            380,832
   Bank of Granite Corp.                                                 16,400            317,668
   Bank of The Ozarks                                                    15,200            367,840
   BankAtlantic Bancorp, Inc. Class A                                    11,285            180,560
 * Bankrate, Inc.                                                         7,000             79,450
 * BankUnited Financial Corp. Class A                                    51,400          1,341,026
   Banner Corp.                                                          20,197            589,752
   Banta Corp.                                                           46,600          2,033,624
   Barnes Group, Inc.                                                    41,400          1,099,998
   Barnwell Industries, Inc.                                                400             18,384
   Barra, Inc.                                                           33,000          1,350,030
 * Barrett Business Services, Inc.                                        5,800             78,532
 * Barry (R.G.) Corp.                                                     9,500             20,235
   Bassett Furniture Industries, Inc.                                    20,815            396,089
 * Bay View Capital Corp.                                                92,550            188,802
 * Baycorp Holdings, Ltd.                                                   484              6,423
 * BE Aerospace, Inc.                                                    65,700            419,166
 * Beasley Broadcast Group, Inc.                                         12,303            188,482
 # Beazer Homes USA, Inc.                                                12,553          1,264,966
 * Bebe Stores, Inc.                                                     69,900          1,396,602
   BEI Technologies, Inc.                                                26,500            706,755
   Bel Fuse, Inc. Class A                                                 2,600             78,679
   Bel Fuse, Inc. Class B                                                 5,250            190,785
   Belden, Inc.                                                          40,696            687,762
 * Bell Industries, Inc.                                                  8,900             26,255
 * Bell Microproducts, Inc.                                              48,900            311,493
 * Benchmark Electronics, Inc.                                           74,000          2,155,620
 * Benihana, Inc.                                                         1,000             14,500
 * Benihana, Inc. Class A                                                   150              2,196
 * Bentley Pharmaceuticals, Inc.                                         37,060            466,956
   Berry Petroleum Corp. Class A                                         44,700          1,218,075
*# Bethlehem Steel Corp.                                                 37,300                119
 * Beverly Enterprises                                                  193,200          1,638,336
 * Beyond.com Corp.                                                       3,140                 44
   BHA Group Holdings, Inc. Class A                                       6,100            199,043
 * Big 4 Ranch, Inc.                                                      3,200                  0
 * Big City Radio, Inc.                                                   6,400                832
 * Big Dog Holdings, Inc.                                                 1,500              7,216
 * BindView Development Corp.                                            84,700            258,335
 * Bio Imaging Technologies, Inc.                                        18,500            104,340
 * Bioanalytical Systems, Inc.                                            4,600             18,515
 * Biocryst Pharmaceuticals, Inc.                                        38,700            417,960
*# BioLase Technology, Inc.                                              43,200            509,328
 * Bio-Logic Systems Corp.                                                4,200             26,082
 * BioMarin Pharmaceutical, Inc.                                        112,885            689,727
 * Bio-Rad Laboratories, Inc. Class A                                    20,000          1,122,400
 * Bio-Reference Laboratories, Inc.                                      20,912            319,744
 * BioSante Pharmaceuticals, Inc.                                        25,300            192,280
*# Biosite, Inc.                                                         28,100          1,117,537
 * Biosource International, Inc.                                          9,600             69,226
 * Biospecifics Technologies Corp.                                        4,500              6,750
 * BioSphere Medical, Inc.                                               24,600             75,768
 * BioTime, Inc.                                                         11,000             19,800
 * Bioveris Corp.                                                        30,900            388,104
 * Bitstream, Inc.                                                        8,400             19,152
   BIW, Ltd.                                                                800             15,588
   Black Box Corp.                                                       32,300          1,471,265
   Black Hills Corp.                                                     57,559          1,686,479
   Blair Corp.                                                           13,700            352,090
 * Blonder Tongue Laboratories, Inc.                                      9,800    $        30,870
 * Blount International, Inc.                                            43,400            433,132
 * Blue Coat Systems, Inc.                                               18,786            522,251
 * Blue Martini Software, Inc.                                           19,500             87,535
 * Bluegreen Corp.                                                       45,665            547,067
   Blyth, Inc.                                                           38,100          1,243,965
 * BMC Industries, Inc.                                                  14,000                875
 * BNS Co. Class A                                                        4,120             25,338
   Bob Evans Farms, Inc.                                                 63,338          1,627,153
 * Boca Resorts, Inc.                                                    68,745          1,236,035
 * Bogen Communications International,
     Inc.                                                                12,500             62,812
 * Bolt Technology Corp.                                                  5,400             24,840
 * Bombay Co., Inc.                                                      62,900            366,078
 * Bone Care International, Inc.                                         25,821            551,278
 * Bontex, Inc.                                                             200                 30
   Bon-Ton Stores, Inc.                                                  20,900            267,311
 * Bookham Technologies P.L.C.                                           98,279            103,193
 * Books-a-Million, Inc.                                                 18,300            109,800
 * Borland Software Corp.                                               145,900          1,283,920
   Boston Acoustics, Inc.                                                 4,600             50,600
 * Boston Beer Company, Inc. Class A                                     16,400            313,240
 * Boston Biomedical, Inc.                                                6,700             21,172
 * Boston Communications Group, Inc.                                     33,000            349,800
   Boston Private Financial Holdings,
     Inc.                                                                49,100          1,123,899
   Bostonfed Bancorp, Inc.                                                4,300            144,480
 * Bottomline Technologies, Inc.                                         27,904            267,878
   Bowne & Co., Inc.                                                     62,000            987,040
 # Boyd Gaming Corp.                                                    103,200          2,399,400
 * Boyds Collection, Ltd.                                               121,517            347,539
 * Bradley Pharmaceuticals, Inc.
     Class A                                                             25,251            587,843
   Brady (W.H.) Co. Class A                                              37,400          1,543,872
 * Braun Consulting, Inc.                                                30,100             50,568
 * Breed Technologies, Inc.                                              36,800                975
   Bridgford Foods Corp.                                                 10,400             80,080
   Briggs & Stratton Corp.                                               27,300          2,071,524
 * Brigham Exploration Co.                                               60,182            512,811
 * Bright Horizons Family Solutions, Inc.                                 6,600            326,106
 * Brightpoint, Inc.                                                     34,700            386,558
 * BrightStar Information Technology
     Group, Inc.                                                         10,700                385
 * Brillian Corp.                                                         7,049             59,571
 * Brilliant Digital Entertainment, Inc.                                 18,000              1,278
*# BriteSmile, Inc.                                                         785              8,635
 * Broadview Media, Inc.                                                    200              1,220
 * BroadVision, Inc.                                                     59,800            206,848
 * Brocade Communications Systems,
     Inc.                                                                17,800            106,622
 # Brookline Bancorp, Inc.                                              106,091          1,534,076
 * Brooks Automation, Inc.                                               75,239          1,554,438
 * Brookstone, Inc.                                                      35,875            692,746
 * Brooktrout, Inc.                                                      23,462            225,704
   Brown Shoe Company, Inc.                                              32,500          1,343,225
 * Bruker BioSciences Corp.                                             166,445            792,278
 * Brush Engineered Materials, Inc.                                      30,100            524,342
   Bryn Mawr Bank Corp.                                                   1,600             32,960
   BSB Bancorp, Inc.                                                     16,785            583,279
 * BSQUARE Corp.                                                         19,000             18,411
 * BTU International, Inc.                                               11,900             62,832

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Buca, Inc.                                                            33,971    $       179,027
 * Buckeye Technology, Inc.                                              65,183            657,696
   Buckle, Inc.                                                          30,000            842,700
   Building Materials Holding Corp.                                      24,100            414,761
 * Bull Run Corp.                                                         3,700              2,016
   Burlington Coat Factory
     Warehouse Corp.                                                     75,549          1,438,453
 * Bush Industries, Inc. Class A                                          6,500              4,355
 * Butler International, Inc.                                             8,400             20,832
   C & D Technologies, Inc.                                              49,600            809,968
   C & F Financial Corp.                                                    300             11,280
 * C-COR.net Corp.                                                       75,800            673,862
*# C-Phone Corp.                                                          8,900                156
 * Cable Design Techologies Corp.                                        85,487            712,962
*# Cabot Microelectronics Corp.                                          42,300          1,317,645
   Cabot Oil & Gas Corp. Class A                                         58,400          2,149,120
 * Cache, Inc.                                                           18,700            486,387
 * Caci International, Inc. Class A                                      52,400          1,946,136
   Cadmus Communications Corp.                                            8,900            122,642
 * Cagle's, Inc. Class A                                                  2,000             21,820
 * Cal Dive International, Inc.                                          67,800          1,904,502
   Calavo Growers                                                        16,200            165,888
   Calgon Carbon Corp.                                                   67,400            416,532
 * California Amplifier, Inc.                                            26,800            201,000
 * California Coastal Communities, Inc.                                  10,000            160,500
   California First National Bancorp                                     10,400            136,864
 * California Micro Devices Corp.                                        38,000            511,480
 * California Pizza Kitchen, Inc.                                        34,000            641,920
   California Water Service Group                                        30,500            867,725
 * Caliper Life Sciences, Inc.                                           56,174            298,284
   Callaway Golf Co.                                                    136,000          2,200,480
 * Callidus Software                                                     32,000            228,480
 * Callon Petroleum Corp.                                                25,162            330,125
 * Calloways Nursery, Inc.                                                1,200                198
 # Cal-Maine Foods, Inc.                                                 39,100            539,580
 * Calton, Inc.                                                           4,480              1,926
 * CAM Commerce Solutions, Inc.                                           3,000             56,737
   Cambrex Corp.                                                         51,700          1,181,345
 * Cambridge Heart, Inc.                                                  6,600              4,290
   Camco Financial Corp.                                                  7,516            107,704
 * Candela Corp.                                                         39,910            415,064
 * Candies, Inc.                                                         45,550            114,786
 * Candlewood Hotel Co., Inc.                                             1,500                 85
 * Cannon Express, Inc. Class A                                             200                 36
 * Cannondale Corp.                                                       6,400                896
 * Cantel Medical Corp.                                                  16,740            287,928
 * Canterbury Consulting Group, Inc.                                      1,571              1,296
 * Canyon Resources Corp.                                                48,600            158,436
   Capital Corp. of the West                                              5,046            181,656
 * Capital Crossing Bank                                                  5,900            374,060
 * Capital Pacific Holdings, Inc.                                        14,500             58,362
 * Capital Senior Living Corp.                                           42,200            217,330
   Capital Southwest Corp.                                                  300             22,650
   Capitol Bancorp, Ltd.                                                  8,564            215,984
 * Caprius, Inc.                                                            548                110
 * Capstone Turbine Corp.                                                74,000            206,460
 * Captaris, Inc.                                                        57,600            348,480
 * Captiva Software Corp.                                                 4,400             44,308
 * Caraustar Industries, Inc.                                            51,184            684,842
 # Carbo Ceramics, Inc.                                                  28,600          1,999,140
 * Cardiac Sciences, Inc.                                               136,100            340,250
 * Cardima, Inc.                                                          6,300    $         5,418
 * CardioDynamics International Corp.                                    85,661            563,649
*# CardioGenesis Corp.                                                   32,100             21,507
 * Cardiotech International, Inc.                                        31,263            117,236
 * Career Blazers, Inc. Trust Units                                         800                  0
 * Carmike Cinemas, Inc.                                                 19,700            721,020
   Carpenter Technology Corp.                                            40,400          1,228,968
 * Carreker Corp.                                                        21,871            199,682
 * Carriage Services, Inc. Class A                                       28,700            147,805
 * Carrier Access Corp.                                                  59,989            667,078
 * Carrington Laboratories, Inc.                                          9,800             42,042
 * Carrizo Oil & Gas, Inc.                                               14,100            119,286
   Cascade Corp.                                                         20,800            508,560
   Cascade Natural Gas Corp.                                             20,100            399,387
 * Casella Waste Systems, Inc. Class A                                   40,669            568,553
   Casey's General Stores, Inc.                                          84,800          1,384,784
   Cash America International, Inc.                                      48,200            972,194
 * Castle (A.M.) & Co.                                                   15,437            131,060
   Castle Energy Corp.                                                    6,600             71,709
 * Casual Male Retail Group, Inc.                                        63,100            429,080
 * Catalina Lighting, Inc.                                                1,760             18,865
 * Catalina Marketing Corp.                                              90,800          1,533,612
 * Catalyst International, Inc.                                           7,600             10,640
 * Catalyst Semiconductor, Inc.                                          28,040            224,881
 * Catalytica Energy Systems, Inc.                                       15,391             51,560
 * Catapult Communications Corp.                                         22,600            373,126
   Cathay Bancorp, Inc.                                                  38,961          2,460,387
   Cato Corp. Class A                                                    35,000            771,050
 * Cavalier Homes, Inc.                                                  32,060            180,818
   Cavalry Bancorp, Inc.                                                    500              7,530
 * Cavco Industries, Inc.                                                 3,852            146,141
   CCA Industries, Inc.                                                  11,800             91,450
 * CCC Information Services Group,
     Inc.                                                                25,700            372,136
 * CD Warehouse, Inc.                                                     3,300                  7
 * CD&L, Inc.                                                             2,600              3,640
   CDI Corp.                                                             35,300          1,171,607
 * CEC Entertainment Inc.                                                69,550          2,137,271
 * Celadon Group, Inc.                                                   14,000            201,880
 * Celebrity, Inc. Escrow Shares                                          1,300                  0
   Celeritek, Inc.                                                       22,200             78,144
 * Cell Genesys, Inc.                                                    79,352            815,739
*# Cell Therapeutics, Inc.                                               88,200            617,400
 * Cellegy Pharmaceuticals, Inc.                                         46,100            187,166
 * CellStar Corp.                                                        33,948            205,385
 * Centene Corp.                                                         36,200          1,305,010
 * Centennial Communications Corp.                                       49,800            359,556
   Center Bancorp, Inc.                                                   1,890             22,189
   Center Finl CO                                                        12,960            191,160
*# CenterSpan Communication Corp.                                         8,400                714
 * Centillium Communications, Inc.                                       64,069            211,428
 * Centra Software, Inc.                                                 45,500             99,190
   Central Bancorp, Inc.                                                  1,600             56,880
*# Central European Distribution Corp.                                   19,418            587,977
 * Central Garden & Pet Co.                                              30,300          1,126,251
   Central Pacific Financial Corp.                                       28,400            687,280
   Central Parking Corp.                                                 63,137          1,167,403
   Central Vermont Public Service Corp.                                  21,700            423,367
 * Century Aluminum Co.                                                  55,390          1,283,386
   Century Bancorp Income Class A                                         1,000             32,700
 * Century Business Services, Inc.                                      141,857            584,451

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Cenveo, Inc.                                                          84,800    $       262,032
 * Cepheid, Inc.                                                         74,706            683,560
 * Ceradyne, Inc.                                                        28,650            953,185
   Cerberonics, Inc. Class A                                                200              1,852
 * Ceres Group, Inc.                                                     54,395            338,337
*# Cerner Corp.                                                          49,309          2,108,453
 * Cerus Corp.                                                           39,700             85,355
 * CEVA, Inc.                                                            10,833             86,664
   CFS Bancorp, Inc.                                                     21,420            290,241
   CH Energy Group, Inc.                                                 28,700          1,305,850
 * Chad Therapeutics                                                     10,000             42,500
 * Champion Enterprises, Inc.                                           126,100          1,179,035
   Champion Industries, Inc.                                              9,674             44,307
 * Championship Auto Racing Teams,
     Inc.                                                                 8,900              1,041
 * Champps Entertainment, Inc.                                           21,340            191,398
 * Channell Commercial Corp.                                              6,600             29,700
 * Charles and Colvard, Ltd.                                             23,800            139,944
 * Charles River Associates, Inc.                                         9,000            305,370
 * Charlotte Russe Holding, Inc.                                         38,600            713,714
 * Charming Shoppes, Inc.                                               200,877          1,719,507
 * Chart Industries                                                          23                690
*# Charter Communications, Inc.                                         142,500            548,625
   Charter Financial Corp.                                               22,811            770,784
   Chase Corp.                                                            4,000             59,200
 * Chattem, Inc.                                                         35,000            930,300
 * Chaus (Bernard), Inc.                                                  1,300              1,300
 * Checkers Drive-In Restaurant, Inc.                                    21,107            216,347
 * Checkpoint Systems, Inc.                                              67,700          1,168,502
   Chemed Corp.                                                          20,900            986,898
   Chemical Financial Corp.                                              42,938          1,504,977
 * Cheniere Energy, Inc.                                                 31,200            471,120
   Cherokee, Inc.                                                         8,100            186,300
   Chesapeake Corp.                                                      32,802            712,459
   Chesapeake Utilities Corp.                                             9,000            209,970
   Chester Valley Bancorp                                                   575             11,759
 * Chicago Pizza & Brewery, Inc.                                         35,022            469,995
   Chicago Rivet & Machine Co.                                              200              5,829
 * Children's Place Retail Stores, Inc.                                  45,400          1,075,072
 * Childtime Learning Centers, Inc.                                       5,200             13,884
*# ChipPAC, Inc.                                                        155,100          1,008,150
 * Chiquita Brands International, Inc.                                   72,996          1,278,890
   Chittenden Corp.                                                      66,083          2,141,750
   Choice Hotels International, Inc.                                     53,600          2,567,440
 * Cholestech Corp.                                                      25,300            241,615
 * Chordiant Software, Inc.                                             122,500            474,075
   Christopher & Banks Corp.                                             68,013          1,292,247
*# ChromaVision Medical Systems, Inc.                                    20,200             27,068
 * Chromcraft Revington, Inc.                                             6,000             84,900
 * Chronimed, Inc.                                                       21,901            162,067
   Churchill Downs, Inc.                                                 14,400            545,472
*# Chyron Corp.                                                          33,400             20,040
 * Ciber, Inc.                                                          117,312          1,044,077
 * Cima Laboratories, Inc.                                               19,900            643,168
 * Cimarex Energy Co.                                                    14,004            394,773
 * Cincinnati Bell, Inc.                                                447,700          1,844,524
 * Ciphergen Biosystems, Inc.                                            52,200            407,682
 * Ciprico, Inc.                                                          4,900             22,809
   CIRCOR International, Inc.                                            26,290            516,336
 * Cirrus Logic, Inc.                                                   151,800          1,127,874
   Citizens Banking Corp.                                                67,033          2,010,320
   Citizens South Banking Corp.                                          14,029    $       181,676
*# Citizens, Inc. Class A                                                57,326            390,963
   City Holding Co.                                                      30,086            903,182
 * CKE Restaurants, Inc.                                                103,800          1,050,456
   Clarcor, Inc.                                                         45,700          1,938,137
 * Clark, Inc.                                                           31,124            544,048
 * Clarus Corp.                                                          29,800            353,428
*# Clayton Williams Energy, Inc.                                          9,200            211,048
*# Clean Harbors, Inc.                                                   25,100            182,979
 * Clearone Communications, Inc.                                         11,300             66,387
   Cleco Corp.                                                           84,700          1,469,545
 * Cleveland Cliffs, Inc.                                                19,200            900,288
*# ClickAction, Inc. Escrow                                               7,900                395
   Clinical Data Inc                                                      1,787             20,157
 * Closure Medical Corp.                                                 25,642            638,999
 * CMG Information Services, Inc.                                        66,700            131,399
*# CMS Energy Corp.                                                     273,775          2,359,940
 * CNA Surety Corp.                                                      67,918            706,347
*# CNE Group, Inc.                                                        2,000                820
 * CNET Networks, Inc.                                                  241,100          2,329,026
   CNS, Inc.                                                             24,800            249,736
   Coachmen Industries, Inc.                                             28,000            452,480
 * Coast Dental Services, Inc.                                            2,066              6,405
   Coast Distribution System                                              5,600             35,784
 * Coastcast Corp.                                                        7,600             16,340
   CoBiz, Inc.                                                           12,825            177,498
 * Cobra Electronics Corp.                                                6,100             54,717
   Coca-Cola Bottling Co. Consolidated                                    6,000            333,420
*# Coeur d'Alene Mines Corp.                                            457,200          2,144,268
 * Cogent Communications Group, Inc.                                      8,913              3,565
   Cognex Corp.                                                          64,800          2,147,472
 * Cognitronics Corp.                                                     4,250             15,045
 * Coherent, Inc.                                                        53,846          1,458,688
   Cohu, Inc.                                                            38,600            731,470
*# Coinstar, Inc.                                                        38,200            664,680
 * Coldwater Creek, Inc.                                                 23,850            634,648
   Cole (Kenneth) Productions, Inc.
     Class A                                                             19,450            636,987
 * Cole National Corp. Class A                                           14,800            336,108
 * Collagenex Pharmaceuticals, Inc.                                      25,400            249,428
 * Collins & Aikman Corp.                                               142,960            759,118
   Collins Industries, Inc.                                               7,000             39,970
   Columbia Banking System, Inc.                                         25,547            542,107
 * Columbia Laboratories, Inc.                                           71,600            219,096
 * Columbus McKinnon Corp.                                               25,800            136,714
 * Comarco, Inc.                                                         10,200             72,624
 * Comdial Corp.                                                            600              1,560
 * Comforce Corp.                                                        13,277             26,288
 * Comfort Systems USA, Inc.                                             65,500            461,775
   Commerce Group, Inc.                                                  33,100          1,500,092
*# Commerce One, Inc.                                                    51,000             52,020
   Commercial Bancshares, Inc.                                            5,665            144,741
   Commercial Federal Corp.                                              71,900          2,014,638
   Commercial Metals Co.                                                 52,300          1,574,230
   Commercial National Financial Corp.                                    3,200             80,800
 * Commonwealth Industries, Inc.                                         28,815            257,894
*# Commonwealth Telephone
     Enterprises, Inc.                                                   38,100          1,615,440
*# Commscope, Inc.                                                      110,400          1,904,400
   Communications Systems, Inc.                                           8,200             64,780
   Community Bank System, Inc.                                           48,600          1,070,172

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Community Bankshares, Inc.                                               210    $         3,906
   Community First Bankshares, Inc.                                      63,200          2,028,720
   Community Trust Bancorp, Inc.                                         13,730            427,964
   Community West Bancshares                                              5,500             46,612
 * Competitive Technologies, Inc.                                         6,100             22,265
 * Compex Technologies, Inc.                                             21,854            130,687
 * Compucom Systems, Inc.                                                90,241            405,182
 * CompuCredit Corp.                                                     81,131          1,423,038
*# Compudyne Corp.                                                       14,404            143,320
 * Computer Access Technology Corp.                                      41,000            190,650
 * Computer Horizons Corp.                                               37,400            133,518
 * Computer Network Technology Corp.                                     47,000            283,880
   Computer Programs & Systems, Inc.                                     18,000            349,020
 * Computer Task Group, Inc.                                             35,900            156,165
 * CompX International, Inc.                                              5,100             82,875
 * Comstock Resources, Inc.                                              62,400          1,173,744
 * Comtech Telecommunications Corp.                                      25,600            454,144
 * Concepts Direct, Inc.                                                    700                124
 * Conceptus, Inc.                                                       44,836            467,639
 * Concord Camera Corp.                                                  48,356            149,420
 * Concord Communications, Inc.                                          30,000            342,600
 * Concur Technologies, Inc.                                             57,631            625,873
 * Concurrent Computer Corp.                                            106,000            214,120
 * Conexant Systems, Inc.                                               237,333          1,120,212
 * Congoleum Corp. Class A                                                3,600              8,100
 * Conmed Corp.                                                          53,111          1,351,675
   Connecticut Water Services, Inc.                                       7,600            191,132
*# Connetics Corp.                                                       63,400          1,354,858
 * Conrad Industries, Inc.                                                7,200             16,358
 * Consolidated Freightways Corp.                                           550                  1
 * Consolidated Graphics, Inc.                                           24,282            974,922
   Consolidated Tokoma Land Co.                                           6,100            204,045
 * Consumer Portfolio Services, Inc.                                      1,500              6,735
*# Continental Airlines, Inc.                                           119,100          1,273,179
 * Continental Materials Corp.                                              200              5,858
*# Convera Corp.                                                         60,916            173,001
 * Convergence Systems, Inc.                                                  1                 45
*# Cooker Restaurant Corp.                                                6,500                 39
   Cooper Companies, Inc.                                                39,200          2,163,840
   Cooper Tire & Rubber Co.                                              83,900          1,769,451
   Cooperative Bankshares, Inc.                                           1,400             32,200
 * Copart, Inc.                                                         134,800          3,322,820
*# Copper Mountain Networks, Inc.                                        11,310            143,524
*# Corautus Genetics, Inc.                                                1,542              8,866
 * Core Molding Technologies, Inc.                                        7,700             26,950
 * Corillian Corp.                                                       63,800            307,516
 * Corinthian Colleges, Inc.                                             18,900            536,949
 * Corio, Inc.                                                          108,400            244,984
 * Corixa Corp.                                                         100,097            507,492
   Corn Products International, Inc.                                     57,600          2,498,688
 * Cornell Companies, Inc.                                               23,800            317,730
 * Correctional Services Corp.                                           20,512             63,587
 * Corrections Corporation of America                                    63,100          2,414,206
 * Corrpro Companies, Inc.                                                7,275             12,076
   Corus Bankshares, Inc.                                                50,444          1,971,352
 * Corvel Corp.                                                          10,900            253,207
 * Cosine Communications, Inc.                                           16,721             66,550
 * Cost Plus, Inc.                                                       39,175          1,288,466
 * CoStar Group, Inc.                                                    32,391          1,340,340
 * Cost-U-Less, Inc.                                                      3,000             17,310
   Cotton States Life Insurance Co.                                       6,330            125,809
   Courier Corp.                                                          4,275    $       166,853
 * Covansys Corp.                                                        48,200            524,416
 * Covenant Transport, Inc. Class A                                      22,130            346,777
 * Covista Communications, Inc.                                           3,000              9,000
   CPAC, Inc.                                                             5,120             29,645
 * CPI Aerostructures, Inc.                                               9,566            102,356
   CPI Corp.                                                             11,200            173,824
   Craftmade International, Inc.                                          8,700            180,960
   Crawford & Co. Class A                                                27,300            133,224
   Crawford & Co. Class B                                                25,300            125,235
 * Cray, Inc.                                                           127,300          1,003,124
*# Credence Systems Corp.                                               114,047          1,597,798
 * Credit Acceptance Corp.                                               71,369          1,074,103
*# Cree Research, Inc.                                                   51,000          1,173,510
 * Critical Path, Inc.                                                   33,200             63,080
 * Criticare Systems, Inc.                                               20,300             62,930
   Crompton Corp.                                                       206,100          1,230,417
 * Cross (A.T.) Co. Class A                                              14,700             82,908
 * Cross Country Healthcare, Inc.                                        55,657            924,463
 * Crossroads Systems, Inc.                                              42,500             77,435
 * Crown Andersen, Inc.                                                   1,000              1,750
 * Crown Financial Group, Inc.                                            6,600              7,920
 * Crown Holdings, Inc.                                                 247,400          2,209,282
 * Crown Media Holdings, Inc.                                           127,651          1,155,242
*# Cryolife, Inc.                                                        41,800            213,180
 * CSG Systems International, Inc.                                       96,800          1,847,912
 * CSK Auto Corp.                                                        83,600          1,433,740
 * CSP, Inc.                                                              3,500             25,203
   CSS Industries, Inc.                                                  12,900            450,210
   CT Communications, Inc.                                               30,860            422,782
   CTS Corp.                                                             64,959            708,053
   Cubic Corp.                                                           48,100          1,082,731
 * Cubist Pharmaceuticals, Inc.                                          72,425            719,904
 * Culp, Inc.                                                            19,600            145,040
 * Cumulus Media, Inc. Class A                                           90,093          1,670,324
 * CUNO, Inc.                                                            30,408          1,395,119
 * CuraGen Corp.                                                         85,560            427,800
 * Curative Health Services Inc.                                         23,100            243,012
 * Curis, Inc.                                                           74,150            330,635
   Curtiss-Wright Corp.                                                  11,600            545,780
   Cutter & Buck, Inc.                                                   18,524            191,909
 * CV Therapeutics, Inc.                                                 56,405            737,777
   CVB Financial Corp.                                                   87,076          1,809,439
 * Cyberguard Corp.                                                      42,022            355,506
 * Cyberonics, Inc.                                                      42,100            826,002
 * Cyberoptics Corp.                                                     14,300            299,013
 * Cybersource Corp.                                                     59,900            506,155
 * Cybex International, Inc.                                              8,700             32,538
*# Cycle Ctry Acc                                                         6,300             33,705
*# CycleLogic, Inc.                                                          29                  3
 * Cygnus, Inc.                                                           1,300                338
 * Cymer, Inc.                                                           63,700          2,344,160
   Cytec Industries, Inc.                                                62,000          2,496,740
 * Cytogen Corp.                                                         27,070            351,910
*# Cytrx Corp.                                                            1,700              2,074
   D & K Healthcare Resources, Inc.                                      28,330            339,110
 * D A Consulting Group, Inc.                                             6,700                 37
   D&E Communications, Inc.                                              17,374            225,167
 * Daily Journal Corp.                                                      200              6,600
 * Daktronics, Inc.                                                      33,879            791,075
*# Dan River, Inc. Class A                                               27,400              2,945

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Danielson Holding Corp.                                               33,400    $       318,636
 * Darling International, Inc.                                          114,700            395,715
 * Data I/O Corp.                                                         7,600             21,736
 * Data Systems & Software, Inc.                                          7,300             12,191
 * Datakey, Inc.                                                          1,000                750
 * Datalink Corp.                                                        13,300             48,545
 * Dataram Corp.                                                         14,400            115,920
   Datascope Corp.                                                       26,634            924,999
 * Datastream Systems, Inc.                                              20,100            125,826
 * Datatec Systems, Inc.                                                  7,000              3,605
 * DataTRAK International, Inc.                                           5,200             57,460
 * Datawatch Corp.                                                        4,132             17,437
 * Dave and Busters, Inc.                                                13,200            246,840
 * Davel Communications, Inc.                                                94                  1
 * Dawson Geophysical Co.                                                 5,400             80,190
 * Daxor Corp.                                                            4,600             96,830
   Deb Shops, Inc.                                                       19,299            462,983
 * Deckers Outdoor Corp.                                                  9,200            230,000
 * Decora Industries, Inc.                                                5,500                 32
   Decorator Industries, Inc.                                             2,762             22,096
 * Del Global Technologies Corp.                                         10,927             24,859
 * Del Laboratories, Inc.                                                 9,506            273,773
 * Delphax Technologies, Inc.                                             6,100             39,040
   Delphi Financial Group, Inc. Class A                                  46,350          1,866,978
*# Delta Air Lines, Inc.                                                195,200          1,190,720
   Delta and Pine Land Co.                                               68,900          1,597,102
   Delta Apparel, Inc.                                                    5,240            118,319
 * Delta Financial Corp.                                                 28,900            176,001
   Delta Natural Gas Co., Inc.                                            2,800             65,016
 * Delta Woodside Industries, Inc.                                        5,850              7,897
   Deltic Timber Corp.                                                   21,771            772,435
 * Denali, Inc.                                                           4,300                430
 * Denbury Resources, Inc.                                               98,100          1,805,040
 * Dendreon Corp.                                                       103,881          1,137,497
 * Dendrite International, Inc.                                          73,874          1,240,344
 * Department 56, Inc.                                                   23,700            374,460
*# DepoMed, Inc.                                                         78,000            593,580
 * Detrex Corp.                                                             500                787
 * Devcon International Corp.                                             3,600             41,400
 * DHB Industries, Inc.                                                  73,300            691,219
   Diagnostic Products Corp.                                             52,200          2,198,664
*# Diametrics Medical, Inc.                                               2,500                275
 * DiamondCluster International, Inc.                                    58,884            570,586
 * Diedrich Coffee, Inc.                                                  4,025             15,899
 * Digene Corp.                                                          35,000          1,365,350
 * Digi International, Inc.                                              37,548            390,124
 * Digimarc Corp.                                                        37,265            421,094
*# Digital Angel Corp.                                                   55,000            177,100
*# Digital Generation Systems, Inc.                                     114,900            166,605
 * Digital Impact, Inc.                                                  56,900            101,282
 * Digital Insight Corp.                                                 63,100          1,219,092
*# Digital Lightwave, Inc.                                               49,700             81,508
 * Digital River, Inc.                                                   57,000          1,790,370
 * Digitas, Inc.                                                        113,157          1,046,702
   Dime Community Bancorp, Inc.                                          67,700          1,157,670
   Dimon, Inc.                                                           78,529            482,953
 * Diodes, Inc.                                                          12,150            265,234
 * Dionex Corp.                                                          38,310          1,929,292
 * Directrix, Inc.                                                          813                  3
 * Discovery Partners International                                      41,953            217,736
 * Display Technologies, Inc.                                            11,330                 23
   Distributed Energy Systems Corp.                                      59,250    $       189,600
 * Ditech Communications Corp.                                           58,480          1,205,273
 * Diversa Corp.                                                         77,608            730,291
 * Diversified Corporate Resources, Inc.                                    800              1,120
 * Dixie Group, Inc.                                                     18,500            218,485
 * Dixon Ticonderoga Co.                                                  1,900              7,125
 * DJ Orthopedics, Inc.                                                  38,800            905,204
 * DLB Oil & Gas, Inc.                                                    1,300                  0
 * DocuCorp International, Inc.                                          18,773            167,643
 * Document Sciences Corp.                                               14,200             74,962
 * Dollar Thrifty Automotive Group, Inc.                                 45,400          1,190,388
 * Dominion Homes, Inc.                                                   5,800            176,958
   Donegal Group, Inc. Class A                                            6,066            127,265
   Donegal Group, Inc. Class B                                            2,933             60,185
 * Dot Hill Systems Corp.                                                70,760            672,220
 * DoubleClick, Inc.                                                    164,482          1,394,807
 * DOV Pharmaceutical, Inc.                                              30,394            457,734
   Dover Downs Gaming &
     Entertainment, Inc.                                                  9,910            106,235
   Dover Motorsports, Inc.                                               26,200            120,258
   Downey Financial Corp.                                                36,476          1,929,580
*# DPAC Technologies Corp.                                               20,900             16,469
 * Drew Industries, Inc.                                                 18,400            685,400
*# Drexler Technology Corp.                                              20,500            348,500
 * Dril-Quip, Inc.                                                       31,100            513,772
 * DRS Technologies, Inc.                                                48,500          1,357,515
 * Drugstore.com, Inc.                                                  133,100            617,584
 * DSP Group, Inc.                                                       51,900          1,366,008
 * DT Industries, Inc.                                                   10,300                335
 * Duane Reade, Inc.                                                     36,021            594,346
 * Duckwall-ALCO Stores, Inc.                                             4,100             70,684
 * Ducommun, Inc.                                                        17,100            322,335
 * DuPont Photomasks, Inc.                                               32,755            723,230
   Duquesne Light Holdings, Inc.                                        104,700          2,013,381
 * Dura Automotive Systems, Inc.                                         28,100            265,826
 * DuraSwitch Industries, Inc.                                           10,500             31,384
 * Duratek, Inc.                                                         13,500            175,500
*# Durect Corp.                                                          91,387            322,596
*# DUSA Pharmaceuticals, Inc.                                            29,500            311,520
 * DVI, Inc.                                                             11,300                186
 * Dyax Corp.                                                            56,000            551,600
 * Dycom Industries, Inc.                                                87,266          2,154,598
*# Dynacq Healthcare, Inc.                                               22,200            139,860
 * Dynamex, Inc.                                                         19,900            261,486
 * Dynamic Materials Corp.                                                2,000              6,120
 * Dynamics Research Corp.                                               14,598            239,553
 * Dynegy, Inc.                                                          84,700            371,833
*# E Com Ventures, Inc.                                                   2,175             20,119
 * E-Loan, Inc.                                                         108,400            264,496
   E-Z-EM, Inc.                                                           8,562            160,109
 * E.piphany, Inc.                                                      127,687            600,129
   Eagle Materials, Inc.                                                 25,000          1,667,500
 * EarthLink, Inc.                                                      198,575          1,993,693
   East West Bancorp, Inc.                                               41,300          2,505,671
   Eastern Co.                                                            4,950             77,913
 * EasyLink Services Corp.                                                7,969             10,200
 * Echelon Corp.                                                         72,571            778,687
 * Eclipsys Corp.                                                        17,600            244,288
 * eCollege.com                                                          36,200            609,246
   Ecology & Environment, Inc. Class A                                    2,000             20,000
   Edelbrock Corp.                                                        5,470             82,323

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Eden Bioscience Corp.                                                 12,800    $        14,080
*# EDGAR Online, Inc.                                                    16,400             16,072
 * Edge Petroleum Corp.                                                  23,100            319,935
 * Edgewater Technology, Inc.                                            11,569             71,612
   Edo Corp.                                                             35,800            768,984
   Educational Development Corp.                                          1,800             19,611
   EFC Bancorp, Inc.                                                      4,600            109,250
 * EFJ, Inc.                                                              7,800             64,740
 * eFunds Corp.                                                          86,006          1,376,956
 * EGL, Inc.                                                             84,700          1,937,936
 * El Paso Electric Co.                                                 108,600          1,569,270
 * Elcom International, Inc.                                              3,500                560
   Electro Rent Corp.                                                    39,266            429,570
 * Electro Scientific Industries, Inc.                                   33,300            760,239
 * Electroglas, Inc.                                                     37,600            197,400
 * Electronics Boutique Holdings Corp.                                   44,730          1,232,759
 * Electronics for Imaging, Inc.                                         84,900          2,356,824
 * Elizabeth Arden, Inc.                                                 42,200            930,088
   ElkCorp                                                               35,300            875,440
 * eLoyalty Corp.                                                         6,700             42,411
 * ELXSI Corp.                                                            1,800              6,570
 * Embarcadero Technologies, Inc.                                        47,750            541,007
 * Embrex, Inc.                                                          14,600            188,048
   EMC Insurance Group, Inc.                                             11,300            229,164
 * Emcor Group, Inc.                                                     27,100          1,148,498
 * EMCORE Corp.                                                          65,111            192,729
 * Emerging Vision, Inc.                                                 25,700              3,341
 * Emeritus Corp.                                                        14,100             80,370
 * Emerson Radio Corp.                                                   45,422            152,164
 * Emisphere Technologies, Inc.                                          33,000            167,640
 * Emmis Communications Corp.
     Class A                                                             82,800          1,805,040
   Empire District Electric Co.                                          45,400            908,908
 * EMS Technologies, Inc.                                                19,932            433,720
 * En Pointe Technologies, Inc.                                           6,500             12,285
 * Encore Acquisition Co.                                                54,800          1,539,880
 * Encore Capital Grooup, Inc.                                           31,700            483,108
 * Encore Medical Corp.                                                  74,500            520,010
 * Encore Wire Corp.                                                     25,965            791,024
 * Encysive Pharmaceuticals, Inc.                                        94,800            871,686
 * Endocardial Solutions, Inc.                                           39,300            382,389
 * Endocare, Inc.                                                        25,800             76,755
 * Endologix, Inc.                                                       57,000            281,580
   Energen Corp.                                                         41,300          1,850,240
 * Energy Conversion Devices, Inc.                                       43,105            540,106
 * Energy Partners, Ltd.                                                 58,000            769,660
 * Energy West, Inc.                                                      3,900             25,545
   EnergySouth, Inc.                                                      7,971            290,304
 * Enesco Group, Inc.                                                    25,600            246,528
   Engineered Support Systems, Inc.                                      45,881          2,404,164
 * ENGlobal Corp.                                                         1,700              2,839
 * Enherent Corp.                                                        17,400              2,610
*# Enlighten Software Solutions, Inc.                                     1,600                  3
   Ennis Business Forms, Inc.                                            28,800            444,960
 * EnPro Industries, Inc.                                                35,200            680,768
 * Entegris, Inc.                                                       125,864          1,428,556
 * Enterrasys Networks, Inc.                                            378,100            741,076
 * Entravision Communications Corp.                                     106,817            865,218
 * Entremed, Inc.                                                        66,600            141,858
 * Entrust, Inc.                                                        114,400            526,240
 * Environmental Elements Corp.                                           5,000                775
 * Environmental Technologies Corp.                                       3,700    $            26
 * Environmental Tectonics Corp.                                          7,100             52,540
 * Enzo Biochem, Inc.                                                    53,066            708,962
 * Enzon Pharmaceuticals, Inc.                                           51,600            741,492
 * EP Medsystems, Inc.                                                   14,900             43,210
 * EpicEdge, Inc.                                                        21,900                208
 * Epicor Software Corp.                                                 79,442          1,063,728
 * Epimmune, Inc.                                                        22,900             39,159
 * EPIQ Systems, Inc.                                                    31,150            455,724
 * EPIX Medical, Inc.                                                    40,828            997,428
 * ePlus, Inc.                                                           14,300            168,454
 * ePresence, Inc.                                                       25,100            101,404
*# Equimed Inc. Nevis                                                     2,250                  0
 * Equinix, Inc.                                                         27,300            858,585
 * Equity Marketing, Inc.                                                 5,700             73,188
 * Equity Oil Co.                                                        16,000             68,000
*# eResearch Technology, Inc.                                            92,100          2,329,209
 * Ergo Science Corp.                                                     7,150             17,160
   ESB Financial Corp.                                                   11,762            149,142
*# Escalon Medical Corp.                                                  3,200             43,456
 * Esco Technologies, Inc.                                               23,200          1,143,760
 * eSpeed, Inc.                                                          50,500            957,985
   Espey Manufacturing & Electronics
     Corp.                                                                  400              9,044
 * ESS Technology, Inc.                                                  70,800            811,368
 * Esterline Technologies Corp.                                          36,500            919,070
   Ethan Allen Interiors, Inc.                                           34,800          1,356,156
 * Ethyl Corp.                                                           30,300            608,121
 * Euronet Worldwide, Inc.                                               53,952          1,240,356
 * European Micro Holdings, Inc.                                          4,600                264
 * Evans & Sutherland Computer Corp.                                     10,400             51,844
 * Evans Systems, Inc.                                                    4,000                360
 * Evercel, Inc.                                                            766                295
 * Evergreen Resources, Inc.                                             58,700          2,221,795
*# Evergreen Solar, Inc.                                                 26,400             79,992
 * Everlast Worldwide, Inc.                                               1,500              4,050
   EverTrust Financial Group, Inc.                                        2,850             55,461
 * Evolving Systems, Inc.                                                12,600             50,148
*# Exabyte Corp.                                                          1,000                830
 * Exact Sciences Corp.                                                  44,505            281,272
 * Exactech, Inc.                                                        10,800            216,000
 * Exar Corp.                                                            70,108          1,116,820
 * Excel Technology, Inc.                                                20,400            657,900
 * Exelixis, Inc.                                                       124,818          1,150,822
 * Exponent, Inc.                                                         6,700            167,031
 * ExpressJet Holdings, Inc.                                             88,400          1,053,728
 * Extended Systems, Inc.                                                11,100             55,167
 * Extreme Networks, Inc.                                               202,100          1,075,172
 * Exult, Inc.                                                          192,081          1,187,061
 * Ezcorp, Inc. Class A Non-Voting                                       10,800             87,804
 * Ezenia! Inc.                                                             200                140
   F.N.B. Corp.                                                          81,720          1,631,131
 * F5 Networks, Inc.                                                     61,300          1,819,997
 * Fab Industries, Inc.                                                   5,200             18,200
*# Factory 2-U Stores, Inc.                                              26,949             25,332
 # Factset Research Systems, Inc.                                        57,000          2,491,470
 * Fairchild Corp. Class A                                               40,052            180,234
 * Falcon Products, Inc.                                                 11,800             44,250
*# FalconStor Software, Inc.                                             81,300            562,596
 * Famous Dave's of America, Inc.                                        22,120            174,129
 * Fargo Electronics                                                     22,200            252,192

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Farmer Brothers Co.                                                   19,000    $       542,640
 * Faro Technologies, Inc.                                               24,400            652,456
   FBL Financial Group, Inc. Class A                                     38,700          1,097,919
 * Featherlite, Inc.                                                      6,500             29,185
   Fedders Corp.                                                         53,810            238,916
   Federal Screw Works                                                    1,562             58,263
 # Federal Signal Corp.                                                  84,700          1,508,507
*# Federal-Mogul Corp.                                                   57,900             15,343
 * FEI Co.                                                               58,700          1,464,565
 * Female Health Co.                                                      9,300             29,295
   Ferro Corp.                                                           73,800          1,889,280
   FFLC Bancorp                                                           5,400            137,322
 * Fibermark, Inc.                                                        3,000                300
*# Fiberstars, Inc.                                                      10,900             92,966
   Fidelity Bankshares, Inc.                                             27,022            914,424
 * Fidelity Federal Bancorp                                               2,500              4,200
   Fidelity Southern Corp.                                                8,800            118,800
 * Filenet Corp.                                                         69,380          1,897,543
 * Financial Federal Corp.                                               32,500          1,015,300
 * Financial Industries Corp.                                            12,482            142,919
 * Findwhat.Com                                                          39,600            917,136
*# Finisar Corp.                                                        333,296            663,259
 * Finish Line, Inc. Class A                                             34,100          1,135,530
 * Finishmaster, Inc.                                                       800              8,140
 * Finlay Enterprises, Inc.                                              19,000            372,020
 * Firebrand Financial Group, Inc.                                        9,100                328
   First Albany Companies, Inc.                                           9,098             95,256
 * First Aviation Services, Inc.                                          6,200             30,132
   First Bancorp                                                          6,210            189,405
 * First Cash Financial Services, Inc.                                   29,000            597,400
   First Charter Corp.                                                   52,633          1,102,135
   First Citizens Bancshares, Inc.                                        1,300            150,800
   First Commonwealth Financial Corp.                                   104,509          1,391,015
   First Community Bancorp                                               27,000            980,100
   First Community Bancshares, Inc.                                       5,500            148,500
 * First Consulting Group, Inc.                                          44,128            230,348
   First Defiance Financial Corp.                                         6,859            171,612
   First Federal Bancshares of
     Arkansas, Inc.                                                       5,800            117,160
   First Federal Capital Corp.                                           38,084          1,033,600
   First Financial Bancorp                                               78,048          1,329,157
   First Financial Bankshares, Inc.                                      15,395            624,267
   First Financial Corp.                                                  2,550             74,001
   First Financial Holdings, Inc.                                        22,600            666,700
   First Franklin Corp.                                                     300              5,550
 * First Horizon Pharmaceutical Corp.                                    64,564          1,144,397
   First Indiana Corp.                                                   26,617            525,153
 * First Investors Financial Services
     Group, Inc.                                                          5,400             29,538
   First Keystone Financial, Inc.                                         2,000             54,000
   First M&F Corp.                                                        2,100             69,489
 * First Mariner Bank Corp.                                               4,900             87,367
   First Merchants Corp.                                                 32,408            778,764
   First Midwest Bancorp, Inc.                                            7,375            252,594
   First Midwest Financial, Inc.                                          2,400             53,760
   First Mutual Bancshares, Inc.                                          5,013            116,251
   First National Bankshares of Florida                                  28,320            551,107
   First Niagara Financial Group, Inc.                                  142,929          1,779,466
   First Oak Brook Bancshares, Inc.
     Class A                                                              3,150             91,350
   First PacTrust Bancorp, Inc.                                           8,200            176,710
   First Place Financial Corp.                                           22,751    $       374,026
   First Republic Bank                                                   27,350          1,114,786
   First SecurityFed Financial, Inc.                                      4,400            155,540
   First Sentinel Bancorp, Inc.                                          41,508            866,687
   First State Bancorporation                                            12,876            408,555
   First United Corp.                                                     3,500             73,360
 * First Virtual Communications, Inc.                                     4,150              6,557
   First Years, Inc.                                                      8,100            135,675
   Firstbank Corp.                                                        2,835             75,269
   FirstBank NW Corp.                                                     2,928             76,860
 * FirstCity Financial Corp.                                             18,200            141,960
 * FirstFed Financial Corp.                                              30,700          1,267,603
 * Firstwave Technologies, Inc.                                           2,600              7,774
 * Fischer Imaging Corp.                                                  9,100             26,845
   Flag Financial Corp.                                                   6,500             81,250
   Flagstar Bancorp, Inc.                                               103,400          2,229,304
 * Flamemaster Aerospace Corp.
     Restricted                                                               4                  0
   Flamemaster Corp.                                                        278              1,162
 * Flanders Corp.                                                        45,560            325,754
 * Fleetwood Enterprises, Inc.                                           70,500            944,700
*# Fleming Companies, Inc.                                               15,082                 72
   Flexsteel Industries, Inc.                                             6,100            131,882
 * Flir Systems, Inc.                                                    55,800          2,745,360
 * Florida Banks, Inc.                                                    5,700            119,472
   Florida East Coast Industries, Inc.                                   57,400          2,076,732
   Florida Public Utilities Co.                                           3,866             73,454
   Florida Rock Industries, Inc.                                         39,850          1,584,037
 * Flow International Corp.                                              27,600             77,280
   Flowers Foods, Inc.                                                   79,925          1,867,847
 * Flowserve Corp.                                                       96,700          2,025,865
   Flushing Financial Corp.                                              33,714            590,332
 * FMC Corp.                                                             59,000          2,393,630
   FMS Financial Corp.                                                    3,300             56,100
   FNB Corp.                                                              2,700             52,380
   FNB Financial Services Corp.                                           2,625             48,562
*# Foamex International, Inc.                                            41,000            184,090
 * FOCUS Enhancements, Inc.                                               3,132              4,316
 * Foodarama Supermarkets, Inc.                                           1,100             44,275
   Foothill Independent Bancorp                                           6,555            133,788
*# Footstar, Inc.                                                        27,600            120,060
   Forest City Enterprises, Inc. Class B                                  4,500            226,125
 * Forest Oil Corp.                                                      75,170          1,871,733
 * Forgent Networks, Inc.                                                39,400             50,432
 * Forrester Research, Inc.                                              37,384            684,875
 * Forward Air Corp., Inc.                                               38,750          1,195,437
 * Fossil, Inc.                                                          94,218          2,238,620
 * Foster (L.B.) Co. Class A                                             10,000             78,000
*# Foster Wheeler, Ltd.                                                  40,600             47,908
 * Fountain Powerboat Industries, Inc.                                    4,700             22,560
*# FPIC Insurance Group, Inc.                                            17,946            484,542
   Frankfort First Bancorp, Inc.                                            850             18,156
 * Frankfort Tower Industries, Inc.                                      14,700                 73
 # Franklin Bancorp, Inc.                                                 3,489             69,431
 * Franklin Covey Co.                                                    19,300             47,285
   Franklin Electric Co., Inc.                                           10,800            686,880
 * Franklin Electronic Publishers, Inc.                                   7,900             33,812
   Fred's, Inc.                                                          70,450          1,480,859
 * FreeMarkets, Inc.                                                     67,900            463,078
   Frequency Electronics, Inc.                                            8,300            116,532
   Fresh Brands, Inc.                                                     5,100             42,131

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Fresh Choice, Inc.                                                     5,900    $         9,794
 * Friede Goldman Halter, Inc.                                            1,083                  2
   Friedman Industries, Inc.                                              6,158             24,016
   Friedmans, Inc. Class A                                               35,240            111,358
 * Friendly Ice Cream Corp.                                               7,300             96,214
   Frisch's Restaurants, Inc.                                             4,900            139,895
 * Frontier Airlines, Inc.                                               59,961            557,637
   Frontier Oil Corp.                                                    47,800            945,006
 * Frozen Food Express Industries, Inc.                                  27,607            189,108
   FSF Financial Corp.                                                    2,300             79,580
 * FSI International, Inc.                                               50,700            349,323
 * FTI Consulting, Inc.                                                  76,425          1,280,119
 * FuelCell Energy, Inc.                                                 85,854          1,362,503
   Fuller (H.B.) Co.                                                     51,309          1,374,568
*# FX Energy, Inc.                                                       19,400            162,378
   G & K Services, Inc. Class A                                          34,200          1,345,770
 * G-III Apparel Group, Ltd.                                              6,700             60,400
   GA Financial, Inc.                                                     5,300            185,606
   Gabelli Asset Management, Inc.                                        11,100            465,312
 * Gadzooks, Inc.                                                        13,600             24,140
 * Gaiam, Inc.                                                            5,500             33,440
 * Galaxy Nutritional Foods, Inc.                                        11,500             22,425
 * Galey & Lord, Inc.                                                     6,400                 32
*# Galyan's Trading Co.                                                  29,537            296,847
 * GameStop Corp.                                                        37,700            588,874
   GameTech International, Inc.                                          11,100             50,061
 * Gardenburger, Inc.                                                     4,000                880
 * Gardner Denver Machinery, Inc.                                        34,688            908,479
 * Gartner Group, Inc.                                                   80,500            986,125
 * Gateway, Inc.                                                        140,600            569,430
   GATX Corp.                                                            85,200          2,054,172
 * Gaylord Entertainment Co.                                             69,463          1,997,061
   GB & T Bancshares, Inc.                                                  700             19,089
 * GC Companies, Inc.                                                       200                125
 * Gehl Co.                                                               8,900            151,211
 * Genaera Corp.                                                         23,000             82,110
 * Genaissance Pharmaceuticals, Inc.                                     41,300            180,027
   Gencorp, Inc.                                                         80,111            910,061
 * Gene Logic, Inc.                                                      66,682            262,727
 * Genecor International, Inc.                                          102,608          1,541,172
 * Genelabs Technologies, Inc.                                          149,610            388,986
 * General Binding Corp.                                                 13,300            178,619
 * General Cable Corp.                                                   70,700            566,307
 * General Communications, Inc.
     Class A                                                             92,600            734,318
 * General DataComm Industries, Inc.                                      1,310                458
 * General Employment Enterprises,
     Inc.                                                                 3,100              4,820
 * Genesco, Inc.                                                         39,200            983,920
 * Genesee & Wyoming, Inc.                                               33,750            771,525
 * Genesee Corp. Class B                                                    200                765
 * Genesis HealthCare Corp.                                              31,450            814,240
 * Genesis Microchip, Inc.                                               37,462            605,011
 * Geneva Financial Corp.                                                 2,600              1,950
 * Genlyte Group, Inc.                                                   24,500          1,439,865
*# Genta, Inc.                                                          131,800            303,140
 * Gentek, Inc.                                                          10,900                 44
 * Gentiva Health Services, Inc.                                         13,950            221,526
*# Genus, Inc.                                                           67,221            174,707
 * GenVec, Inc.                                                          90,669            286,514
   Georgia Gulf Corp.                                                    58,600          1,981,852
 * Gerber Scientific, Inc.                                               38,600    $       240,864
 * Geron Corp.                                                           73,209            539,550
   Gevity HR, Inc.                                                       35,000            917,350
 * Giant Group, Ltd.                                                      2,200              5,225
 * Giant Industries, Inc.                                                20,800            389,376
   Gibraltar Steel Corp.                                                 18,600            538,470
 * Giga-Tronics, Inc.                                                     4,600              7,314
   Glacier Bancorp, Inc.                                                 43,660          1,153,497
 * Glacier Water Services, Inc.                                           3,600             66,456
   Glatfelter (P.H.) Co.                                                 75,600            925,344
 * Glenayre Technologies, Inc.                                          113,627            287,476
 * Global e-Point, Inc.                                                   3,008             11,882
 * Global Imaging Systems, Inc.                                          39,500          1,337,470
 * Global Payment Technologies, Inc.                                      5,500             20,185
 * Global Power Equipment Group, Inc.                                    83,400            552,942
 * Globecomm Systems, Inc.                                               16,500             96,690
*# Glowpoint, Inc.                                                       49,850            108,174
 * GoAmerica, Inc.                                                        2,850              2,562
   Gold Banc Corp.                                                       63,565          1,041,195
   Golden Enterprises, Inc.                                              11,800             34,338
 * Golden State Vintners, Inc.                                            5,100             41,667
 * Goodrich Petroleum Corp.                                              30,600            252,450
*# Goodyear Tire & Rubber Co.                                           180,900          1,573,830
   Goody's Family Clothing, Inc.                                         43,942            524,667
*# GoRemote Internet Communications,
     Inc.                                                                64,900            129,800
   Gorman-Rupp Co.                                                        7,975            211,337
 * Gottschalks, Inc.                                                     12,700             65,786
 * GP Strategies Corp.                                                   14,560            109,200
 * Gradco Systems, Inc.                                                     230              2,254
 * Graftech International, Ltd.                                         171,300          1,627,350
   Graham Corp.                                                           1,000             11,000
   Granite Construction, Inc.                                            74,600          1,409,940
 * Graphic Packaging Corp.                                              102,600            662,796
   Gray Television, Inc.                                                 74,060          1,043,505
   Gray Television, Inc. Class A                                          6,800             87,040
   Great American Financial Resources,
     Inc.                                                                18,300            279,075
 * Great Atlantic & Pacific Tea Co., Inc.                                69,300            480,249
   Great Lakes Chemical Corp.                                            91,200          2,259,936
   Great Southern Bancorp, Inc.                                           6,800            378,896
   Greater Bay Bancorp                                                   72,446          2,079,925
   Greater Communications Bancorp                                         3,600             50,580
 * Green Mountain Coffee, Inc.                                           12,200            245,342
   Green Mountain Power Corp.                                             7,700            197,967
 * Greenbriar Corp.                                                         674              1,938
 * Greenbrier Companies, Inc.                                            14,100            242,943
   Greene County Bancshares, Inc.                                         1,900             39,805
 * Greens Worldwide, Inc.                                                 2,502                 56
   Grey Global Group, Inc.                                                  200            151,000
 * Grey Wolf, Inc.                                                      335,300          1,223,845
 * Griffin Land & Nurseries, Inc. Class A                                 2,200             55,649
 * Griffon Corp.                                                         53,280          1,240,358
 * Gristede's Foods, Inc.                                                 1,200              1,020
 * Group 1 Automotive, Inc.                                              38,700          1,242,270
 * Group 1 Software, Inc.                                                16,450            376,047
 * Grubb & Ellis Co.                                                     14,900             15,049
 * GSI Commerce, Inc.                                                    73,754            604,783
*# GSV, Inc.                                                              1,800                216
 * GTC Biotherapeutics, Inc.                                             59,964             98,341
 * GTSI Corp.                                                            14,600            174,032

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Guaranty Bancshares, Inc.                                              3,000    $        57,375
   Guaranty Federal Bancshares, Inc.                                      3,000             59,100
 * Guess, Inc.                                                           79,080          1,217,832
*# Guilford Pharmaceuticals, Inc.                                        61,047            378,491
 * Guitar Center, Inc.                                                   43,800          1,879,020
   Gulf Island Fabrication, Inc.                                         21,537            409,203
 * Gulfmark Offshore, Inc.                                               34,200            459,990
 * Gymboree Corp.                                                        54,900            800,991
 * Ha-Lo Industries, Inc.                                                64,900                 91
 * Haemonetics Corp.                                                     44,800          1,218,560
   Haggar Corp.                                                           6,300            127,008
 * Hain Celestial Group, Inc.                                            59,188          1,047,628
 * Halifax Corp.                                                          1,000              4,500
 * Hall Kinion Associates, Inc.                                          18,000             74,520
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                              5,200             48,880
 * Hampshire Group, Ltd.                                                  4,000            115,920
   Hancock Fabrics, Inc.                                                 32,200            374,164
   Hancock Holding Co.                                                   53,400          1,467,432
   Handleman Co.                                                         41,923            939,075
 * Hanger Orthopedic Group, Inc.                                         36,252            598,158
   Hanmi Financial Corp.                                                  5,500            144,925
 * Hanover Compressor Co.                                               153,900          1,611,333
   Harbor Florida Bancshares, Inc.                                       42,898          1,204,147
   Hardinge, Inc.                                                         8,800            104,720
   Harland (John H.) Co.                                                 47,100          1,427,130
   Harleysville Group, Inc.                                              49,967            943,877
   Harleysville National Corp.                                           41,107          1,025,620
 * Harmonic, Inc.                                                       122,360            781,880
 * Harolds Stores, Inc.                                                   2,308              5,816
 * Harris Interactive, Inc.                                             106,200            790,128
   Harrodsburg First Financial Bancorp,
     Inc.                                                                 1,100             21,422
 * Hartmarx Corp.                                                        33,600            202,608
 * Harvard Bioscience, Inc.                                              52,700            247,690
 * Harvest Natural Resources, Inc.                                       63,100            801,370
 * Hastings Entertainment, Inc.                                          11,300             87,903
 * Hastings Manufacturing Co.                                               700              1,802
 * Hauppauge Digital, Inc.                                                8,800             55,977
   Haverty Furniture Co., Inc.                                           15,700            275,535
   Haverty Furniture Co., Inc. Class A                                      400              7,220
*# Hawaiian Holdings, Inc.                                               29,875            144,894
 * Hawk Corp.                                                             8,500             44,412
   Hawkins, Inc.                                                         10,200            122,502
 * Hawthorne Financial Corp.                                             17,910            630,969
 * Headwaters, Inc.                                                      59,800          1,249,820
 * HealthAxis, Inc.                                                         750              1,642
   Healthcare Services Group, Inc.                                       16,650            258,741
 * HealthExtras, Inc.                                                    66,050          1,007,262
   Heartland Express, Inc.                                               89,936          2,178,250
   Heartland Financial USA, Inc.                                          5,779            101,132
 * Hecla Mining Co.                                                     208,400          1,352,516
 * Hector Communications Corp.                                            3,500             70,000
 * HEI, Inc.                                                              6,000             15,300
   Heico Corp.                                                           16,700            245,657
   Heico Corp. Class A                                                    7,465             88,236
 * Heidrick & Struggles International,
     Inc.                                                                34,000            949,960
   Helix Technology Corp.                                                46,953            933,426
   Helmerich & Payne, Inc.                                               54,900          1,369,755
*# Hemispherx Biopharma, Inc.                                            73,500            255,045
   Henry Jack & Associates, Inc.                                         18,642    $       361,655
 * Hercules, Inc.                                                       200,800          2,124,464
 * Heritage Commerce Corp.                                                2,800             39,732
   Heritage Financial Corp.                                               7,500            142,125
 * Herley Industries, Inc.                                               25,400            521,970
 * Hexcel Corp.                                                          69,400            589,900
   HF Financial Corp.                                                     3,630             53,833
*# Hi-Shear Technology Corp.                                              8,600             27,004
 * Hi-Tech Pharmacal, Inc.                                               14,250            264,907
 * HI/FN, Inc.                                                           10,400            101,400
 * Hibbett Sporting Goods, Inc.                                          40,870          1,061,803
   Hickory Tech Corp.                                                    13,900            156,097
   Hilb Rogal Hamilton Co.                                               64,400          2,290,708
 * Hines Horticulture, Inc.                                              22,000             95,480
   Hirsch International Corp. Class A                                     3,300              3,432
   HMN Financial, Inc.                                                    4,400            110,572
 * HMS Holdings Corp.                                                    34,395            185,733
 * Hoenig Group Escrow Shares                                             7,900              1,817
 * Holiday RV Superstores, Inc.                                             930                  5
   Hollinger International, Inc. Class A                                100,900          1,775,840
 * Hollis-Eden Pharmaceuticals, Inc.                                     33,553            345,260
   Holly Corp.                                                           18,600            646,350
 * Hollywood Entertainment Corp.                                        105,773          1,404,665
 * Hollywood Media Corp.                                                 44,600            145,396
 * Hologic, Inc.                                                         36,300            746,328
   Home Federal Bancorp                                                   4,300            114,595
   Home Loan Financial Corp.                                              1,700             34,850
 * Home Products International, Inc.                                      7,800             10,062
 * HomeStore, Inc.                                                       69,828            291,183
   Hooper Holmes, Inc.                                                  113,800            637,280
   HopFed Bancorp, Inc.                                                   2,100             36,414
   Horace Mann Educators Corp.                                           73,638          1,246,691
   Horizon Financial Corp.                                               18,284            336,791
 * Horizon Health Corp.                                                   9,900            227,700
 * Horizon Medical Products, Inc.                                        19,400             36,860
 * Horizon Offshore, Inc.                                                51,300             62,586
 * Hot Topic, Inc.                                                       86,800          1,875,748
 * Houston Exploration Co.                                               49,997          2,362,858
 * Hovnanian Enterprises, Inc. Class A                                   50,300          1,775,590
 * Hub Group, Inc. Class A                                                7,000            229,040
 * Hudson Highland Group, Inc.                                            2,130             59,107
   Hudson River Bancorp, Inc.                                            51,564            898,761
 * Hudson Technologies, Inc.                                              5,100              5,508
 * Huffy Corp.                                                           27,005             31,326
   Hughes Supply, Inc.                                                   36,569          1,974,726
   Humboldt Bancorp                                                      20,410            381,055
 * Hurco Companies, Inc.                                                  5,600             75,544
 * Hutchinson Technology, Inc.                                           46,900          1,238,629
 * Huttig Building Products, Inc.                                         5,300             43,725
 * Hycor Biomedical, Inc.                                                 8,000             42,000
 * Hydril Co.                                                            28,800            828,288
 * Hypercom Corp.                                                        91,600            615,552
 * HyperFeed Technologies, Inc.                                           1,450              5,481
 * Hyperion Solutions Corp                                               64,124          2,541,875
 * I-Flow Corp.                                                          35,800            484,374
 * I-many, Inc.                                                          47,900             59,875
*# I-Sector Corporation                                                   5,900             50,740
 * I-Trax Inc.                                                           30,300            101,505
 * I.C. Isaacs & Co., Inc.                                                7,200              7,272
   Iberiabank Corp.                                                      11,520            674,726
 * Ibis Technology Corp.                                                 18,800            144,760

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# icad, Inc.                                                             3,600    $        12,672
 * Ico, Inc.                                                             14,320             30,502
 * ICT Group, Inc.                                                       19,274            220,495
 * ICU Medical, Inc.                                                     24,650            821,091
   Idacorp, Inc.                                                         68,700          1,786,200
 * Identix, Inc.                                                        152,412          1,104,987
   Idex Corp.                                                            42,200          2,012,940
 * IDT Corp.                                                             37,478            659,238
 * IDT Corp. Class B                                                     29,500            531,000
 * IDX Systems Corp.                                                     53,951          1,571,593
 * iGate Capital Corp.                                                   88,012            392,534
 * IGI, Inc.                                                              2,100              4,620
 * Igo Escrow Share                                                       4,100                  0
   IHOP Corp.                                                            36,200          1,303,200
 * II-VI, Inc.                                                           24,370            628,259
   Ikon Office Solutions, Inc.                                          136,960          1,509,299
 * ILEX Oncology, Inc.                                                   62,400          1,444,560
 * Illumina, Inc.                                                        55,861            354,159
   ILX Resorts, Inc.                                                      2,900             29,203
 * Image Entertainment, Inc.                                             32,900            113,505
*# ImageWare Systems, Inc.                                                5,500             15,345
   Imation Corp.                                                         59,100          2,432,556
 # IMC Global, Inc.                                                     184,158          2,292,767
 * IMCO Recycling, Inc.                                                  26,200            330,120
 * Immersion Corp.                                                       39,400            169,026
*# Immtech International, Inc.                                           14,900            212,325
 * Immucor, Inc.                                                         36,875          1,146,075
 * ImmunoGen, Inc.                                                       69,053            553,115
 * Immunomedics, Inc.                                                    84,800            513,888
 * IMPAC Medical Systems, Inc.                                           10,400            121,472
 * Impath, Inc.                                                          21,600            122,040
 * Impax Laboratoroes, Inc.                                              96,544          2,138,450
 * Impco Technologies, Inc.                                              31,600            181,068
 * Imperial Sugar Co.                                                    15,420            182,110
*# Imperial Sugar Company                                                14,551                  0
*# Implant Sciences Corp.                                                12,500            173,500
 * Impreso, Inc.                                                          5,300             12,614
 * Incyte Genomics, Inc.                                                123,730            887,144
   Independence Holding Co.                                               2,750             90,337
   Independent Bank Corp. MA                                             24,700            655,044
   Independent Bank Corp. MI                                             35,204            891,717
*# Indevus Pharmaceuticals, Inc.                                         85,094            708,833
 * Index Development Partners, Inc.                                       5,700                313
 * Indus International, Inc.                                             34,900             88,995
 * Industrial Distribution Group, Inc.                                   15,500            112,375
 * INEI Corp.                                                             1,700              2,380
 * Inet Technologies, Inc.                                               65,957            587,677
   Infinity Property & Casualty Corp.                                    33,460          1,043,952
 * Infinity, Inc.                                                        15,398             56,203
*# Infocrossing, Inc.                                                    25,100            331,320
 * InFocus Corp.                                                         67,089            540,737
 * Infonet Services Corp.                                               133,400            229,448
 * Informatica Corp.                                                    145,100          1,125,976
 * Information Architects Corp.                                           1,080                324
 * Information Holdings, Inc.                                            35,400            945,888
 * Inforte Corp.                                                         18,500            200,170
 * InfoSpace, Inc.                                                       53,446          1,955,055
 * infoUSA, Inc.                                                         98,962            890,658
   Ingles Market, Inc. Class A                                           17,405            184,493
 * Inkine Pharmaceutical Co., Inc.                                       21,400             87,954
 * Innodata Corp.                                                        36,300            139,755
 * Innotrac Corp.                                                        11,600    $       107,300
 * Innovative Clinical Solutions, Ltd.                                      968                  6
 * Innovative Solutions & Support, Inc.                                  12,700            253,759
 * Innovex, Inc.                                                         31,500            169,785
 * Input/Output, Inc.                                                    90,300            623,070
 * Insight Communications Co., Inc.                                      83,175            795,153
 * Insight Enterprises, Inc.                                             82,079          1,506,970
 * Insightful Corp.                                                       6,300             27,147
 * Insignia Systems, Inc.                                                19,250             25,602
*# Insite Vision, Inc.                                                   18,000             14,040
 * Insituform Technologies, Inc. Class A                                 45,019            688,791
 * Insmed, Inc.                                                          65,218            149,936
 * Inspire Pharmaceuticals, Inc.                                         54,180            928,103
 * Instinet Group, Inc.                                                  36,500            240,535
 * Insurance Auto Auctions, Inc.                                         19,961            326,562
 * InsWeb Corp.                                                           1,633              7,757
   Integra Bank Corp.                                                    30,683            644,036
*# Integra Lifesciences Corp.                                            51,200          1,641,984
   Integral Systems, Inc.                                                 9,200            161,644
*# Integral Vision, Inc.                                                  2,200              3,630
 * IntegraMed America, Inc.                                               3,100             22,568
*# Integrated Bio                                                        17,100            237,690
 * Integrated Electrical Services, Inc.                                  64,400            579,600
 * Integrated Information Systems, Inc.                                     820                102
 * Integrated Silicon Solution, Inc.                                     58,400            928,560
 * Integrated Telecom Express, Inc.                                         600                  0
 * Integrity Media, Inc.                                                  1,900             12,084
 * Intelli-Check, Inc.                                                   17,300            129,577
 * Intellidata Technologies Corp.                                        65,500             49,780
 * Intelligent Systems Corp.                                              4,500              8,325
 * Intelligroup, Inc.                                                    29,500            116,230
*# Intellisync Corp.                                                    101,786            257,519
   Inter Parfums, Inc.                                                   18,550            466,903
 * Interactive Data Corp.                                                58,013            983,320
 * Interactive Intelligence, Inc.                                        26,100            147,465
 * InterCept Group, Inc.                                                 36,500            543,485
   Interchange Financial Services Corp.                                  12,600            289,170
 * Interdigital Communications Corp.                                    100,000          1,696,000
 * Interep National Radio Sales, Inc.                                     4,600              8,970
 * Interface, Inc. Class A                                               78,157            547,099
 * Interferon Scientific, Inc.                                            2,435                101
 * Intergraph Corp.                                                      73,300          1,842,762
 * Interland, Inc.                                                       31,610             91,985
 * Interlink Electronics, Inc.                                            9,700             97,485
 * Intermagnetics General Corp.                                          28,395            836,801
   Intermet Corp.                                                        43,500            178,785
 * InterMune, Inc.                                                       54,200            770,182
   International Aluminum Corp.                                           2,100             62,223
 * International Microcomputer
     Software, Inc.                                                       5,100              6,630
 * International Multifoods Corp.                                        32,800            818,688
 * International Shipholding Corp.                                        6,100             86,650
*# Internet Commerce Corp.                                                4,000              5,560
 * Internet Security Systems, Inc.                                       84,700          1,339,954
*# Interpharm Holdings, Inc.                                             31,700            102,074
 * Interphase Corp.                                                       5,400             51,295
   Interpool, Inc.                                                       38,000            641,250
 * Interpore International, Inc.                                         30,400            438,672
   Interstate Bakeries Corp.                                             77,200            810,600
 * Interstate Hotels & Resorts, Inc.                                     49,540            265,039
   Inter-Tel, Inc.                                                       42,800          1,056,304

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Intervoice, Inc.                                                      59,818    $       838,050
 * Interwoven, Inc.                                                      68,607            632,557
 * Intest Corp.                                                           8,600             49,450
 * Intevac, Inc.                                                         12,000            108,000
 * IntraBiotics Pharmaceuticals, Inc.                                     8,500            120,955
 * Intrado, Inc.                                                         28,900            480,318
 * Intraware, Inc.                                                       14,200             28,258
 * Introgen Therapeutics, Inc.                                           45,075            296,548
*# Intrusion, Inc.                                                        4,050              8,015
 * Intuitive Surgical, Inc.                                              56,123            928,274
   Invacare Corp.                                                        48,600          2,015,442
 * Inveresk Resh                                                         63,807          1,919,315
 * Inverness Medical Innovations, inc.                                    7,461            144,669
 * Investment Technology Group, Inc.                                     76,000          1,037,400
 * INVESTools, Inc.                                                       4,283              8,780
   Investors Title Co.                                                    1,400             38,717
 * Invision Technologies, Inc.                                           27,200          1,355,920
 * Iomed, Inc.                                                           10,500             30,765
   Iomega Corp.                                                          87,595            423,960
 * Ion Networks, Inc.                                                     4,200                336
*# Ionatron, Inc.                                                        17,500            103,075
 * Ionics, Inc.                                                          38,400            969,984
*# IPIX Corp.                                                             4,350             36,496
 * Iridex Corp.                                                           6,800             47,260
*# IRIS International, Inc.                                              24,100            202,151
   Irwin Financial Corp.                                                 50,400          1,282,680
   Isco, Inc.                                                             5,635             89,760
 * Isis Pharmaceuticals, Inc.                                            94,400            609,824
*# Island Pacific, Inc.                                                  73,700             58,223
 * Isle of Capri Casinos, Inc.                                           53,200          1,031,016
 * Isolagen Inc.                                                         44,700            394,254
 * Iteris Holdings, Inc.                                                    300                810
 * ITLA Capital Corp.                                                     5,800            232,580
 * Itron, Inc.                                                           34,900            720,336
 * ITXC Corp.                                                            45,200            106,672
 * iVillage, Inc.                                                        63,600            438,204
 * Ixia                                                                 102,300            958,551
 * IXYS Corp.                                                            55,824            521,954
 * J & J Snack Foods Corp.                                               15,100            600,376
 * J Net Enterprises, Inc.                                                8,400             12,600
 * J. Alexander's Corp.                                                   9,200             65,780
 * J. Jill Group, Inc.                                                   33,800            690,534
 * j2 Global Communication, Inc.                                         39,332            974,254
 * Jack in the Box, Inc.                                                 61,800          1,728,546
 * Jaclyn, Inc.                                                           1,300              6,604
 * Jaco Electronics, Inc.                                                 5,659             28,190
 * Jacuzzi Brands, Inc.                                                 127,678          1,090,370
 * Jakks Pacific, Inc.                                                   42,623            757,837
 * Jarden Corp.                                                          45,450          1,590,750
 * JDA Software Group, Inc.                                              48,712            616,207
 * Jennifer Convertibles, Inc.                                            1,300              4,108
   JLG Industries, Inc.                                                  73,800            931,356
 * JMAR Industries, Inc.                                                 23,700             52,614
 * Jo-Ann Stores, Inc.                                                   37,075          1,061,457
 * Johnson Outdoors, Inc.                                                 6,700            127,769
 * Jones Lang LaSalle, Inc.                                              53,600          1,351,792
 * Jos. A. Bank Clothiers, Inc.                                          17,700            576,843
 * Journal Register Co.                                                  71,200          1,381,280
   Joy Global, Inc.                                                      85,500          2,351,250
 * JPS Industries, Inc.                                                   9,200             22,825
 * Juno Lighting, Inc.                                                      980             33,065
 * Jupitermedia Corp.                                                    43,780    $       450,934
   K Swiss, Inc. Class A                                                 45,200            904,000
 * K-Tron International, Inc.                                             2,400             51,216
 * K-V Pharmaceutical Co. Class A                                        55,450          1,413,975
 * K-V Pharmaceutical Co. Class B                                        20,975            572,617
 * K2, Inc.                                                              60,663            892,959
 * Kadant, Inc.                                                          23,420            473,787
 * Kaiser Aluminum Corp.                                                 14,500                507
   Kaman Corp. Class A                                                   38,300            451,174
 * Kansas City Southern Industries, Inc.                                105,600          1,372,800
 * Katy Industries, Inc.                                                  8,300             48,555
   Kaydon Corp.                                                          47,900          1,285,157
 * KBK Capital Corp.                                                      2,200              2,475
 * KCS Energy, Inc.                                                      82,900          1,037,079
*# Keane, Inc.                                                          107,864          1,547,848
 * Keith Companies, Inc.                                                 11,400            159,828
   Keithley Instruments, Inc.                                            23,200            501,352
   Kellwood Co.                                                          45,476          1,850,873
   Kelly Services, Inc.                                                  53,005          1,470,359
 * Kemet Corp.                                                          146,923          1,785,114
 * Kendle International, Inc.                                            22,203            166,522
   Kennametal, Inc.                                                      35,200          1,499,520
 * Kennedy-Wilson, Inc.                                                   8,800             59,840
 * Kensey Nash Corp.                                                     19,300            616,442
*# Keravision, Inc.                                                       4,300                 13
   Kewaunee Scientific Corp.                                              2,000             21,530
 * Key Energy Group, Inc.                                               221,900          2,147,992
 * Key Technology, Inc.                                                   4,700             61,570
 * Key Tronic Corp.                                                       8,600             30,788
 * Keynote Systems, Inc.                                                 18,600            242,730
 * Keystone Automotive Industries, Inc.                                  25,858            711,095
 * Keystone Consolidated Industries, Inc.                                 2,100                283
 * Kforce, Inc.                                                          52,200            478,152
 * KFX, Inc.                                                             92,500            818,625
   Kimball International, Inc. Class B                                   41,100            568,824
 * Kindred Healthcare, Inc.                                              61,878          1,537,050
 * Kirby Corp.                                                           41,200          1,458,480
 * Kirklands, Inc.                                                       17,200            202,100
   Knape & Vogt Manufacturing Co.                                         2,290             29,816
 * Knight Trading Group, Inc.                                            50,956            583,956
 * Knight Transportation, Inc.                                           63,625          1,551,177
 * Koala Corp.                                                            6,500              2,535
 * Komag Inc.                                                            46,609            675,830
 * Kontron Mobile Computing, Inc.                                         8,900              3,471
 * Kopin Corp.                                                          119,087            645,452
 * Korn/Ferry International                                              64,400            894,516
 * Kos Pharmaceuticals, Inc.                                             52,000          1,730,040
 * Kosan Biosciences, Inc.                                               48,424            525,885
   Koss Corp.                                                             3,600             75,456
 * Krispy Kreme Doughnuts, Inc.                                          25,000            536,750
 * Kroll, Inc.                                                           66,560          2,432,102
   Kronos Worldwide, Inc.                                                34,941          1,083,171
 * Kronos, Inc.                                                          52,500          2,177,700
 * Kulicke & Soffa Industries, Inc.                                      85,734            983,369
 * KVH Industries, Inc.                                                  23,828            321,440
 * Kyphon, Inc.                                                          67,900          1,662,871
 * La Jolla Pharmceutical Co.                                           109,100            294,570
   La-Z-Boy, Inc.                                                        89,400          1,649,430
 * LaBarge, Inc.                                                         26,800            203,680
 * LabOne, Inc.                                                          28,994            902,003
 * Labor Ready, Inc.                                                     70,000            851,900

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Labranche & Co., Inc.                                                101,700    $       911,232
   Laclede Group, Inc.                                                   32,600            888,024
 * LaCrosse Footwear, Inc.                                                5,800             45,588
   Ladish Co., Inc.                                                      19,500            169,650
   Lakeland Bancorp, Inc.                                                13,119            206,624
 * Lakeland Industries, Inc.                                              2,420             52,635
 * Lakes Entertainment, Inc.                                             21,950            271,302
 * Lamson & Sessions Co.                                                 23,400            176,670
   Lance, Inc.                                                           62,400            951,600
 * Lancer Corp.                                                           9,325             59,680
   Landamerica Financial Group, Inc.                                     31,700          1,264,513
   Landauer, Inc.                                                        14,200            582,342
 * Landec Corp.                                                          36,190            256,587
   Landry's Restaurants, Inc.                                            47,100          1,413,000
 * Landstar Systems, Inc.                                                48,600          2,362,932
 * Lannet Co., Inc.                                                      33,430            566,639
 * Lantronix, Inc.                                                       15,000             18,750
*# Large Scale Biology Corp.                                             42,800             65,912
 * Larscom, Inc.                                                          1,157              5,785
 * Laserscope                                                            34,750            996,283
 * Lattice Semiconductor Corp.                                          188,666          1,473,481
 * Laureate Education, Inc.                                              69,700          2,559,384
   Lawson Products, Inc.                                                  9,600            337,440
 * Lawson Software, Inc.                                                167,308          1,199,598
 * Layne Christensen Co.                                                 11,600            195,576
 * Lazare Kaplan International, Inc.                                      8,700             76,560
 * LCA-Vision, Inc.                                                      22,650            543,600
 * LCC International, Inc. Class A                                       30,900            127,926
 * Learning Tree International, Inc.                                     29,100            417,585
 * Lecroy Corp.                                                          10,100            186,143
 * Lectec Corp.                                                           3,900              3,120
   Leesport Financial Corp.                                                 525             12,416
   Lennox International, Inc.                                           100,005          1,648,082
 * Lesco, Inc.                                                           18,300            236,619
 * Level 8 Systems, Inc.                                                  3,729              1,007
 * Levitt Corp. Series A                                                  2,821             67,789
 * Lexar Media, Inc.                                                    129,897          1,228,826
 * Lexicon Genetics, Inc.                                               107,600            754,276
   Libbey, Inc.                                                          23,200            591,832
 * Liberate Technologies, Inc.                                          106,300            279,038
   Liberty Corp.                                                         30,900          1,438,395
   Liberty Homes, Inc. Class A                                              200                910
 * Lifecell Corp.                                                        44,600            455,812
 * Lifecore Biomedical, Inc.                                             21,900            153,300
 * Lifeline Systems, Inc.                                                 8,200            169,166
   Lifetime Hoan Corp.                                                   18,462            377,714
*# Ligand Pharmaceuticals, Inc. Class B                                 119,977          2,452,330
 * Lightbridge, Inc.                                                     45,021            237,261
 * Lightning Rod Software, Inc.                                             580                641
 * LightPath Technologies, Inc.                                           1,850              7,863
 * Lin TV Corp.                                                          44,600          1,012,420
   Lincoln Electric Holdings                                             69,262          2,147,122
   Lindsay Manufacturer Co.                                              20,000            458,000
 * Linens 'n Things, Inc.                                                71,600          2,174,492
 * Lionbridge Technologies, Inc.                                         31,197            244,273
*# Lipid Sciences, Inc.                                                  41,758            177,472
*# Liquidmetal Technologies, Inc.                                        68,495             85,619
   Lithia Motors, Inc. Class A                                           24,810            593,455
 * Littlefuse, Inc.                                                      37,500          1,483,500
 * LMI Aerospace, Inc.                                                    7,900              9,875
   LNB Bancorp, Inc.                                                      1,200             23,340
   LNR Property Corp.                                                    33,600    $     1,688,400
 * Local Financial Corp.                                                  9,500            207,005
 * Lodgenet Entertainment Corp.                                          22,200            438,894
 * Lodgian, Inc.                                                             51                755
 * Log On America, Inc.                                                     600                  4
 * Logic Devices, Inc.                                                    6,700             10,720
 * LogicVision, Inc.                                                     28,200             84,290
 * Logility, Inc.                                                        13,200             58,740
 * Lojack Corp.                                                          25,700            205,600
   Lone Star Steakhouse & Saloon, Inc.                                   35,800            909,320
 * Lone Star Technologies, Inc.                                          48,400            973,808
   Longs Drug Stores Corp.                                               63,700          1,364,454
   Longview Fibre Co.                                                    86,800          1,107,568
 * LookSmart, Ltd.                                                      177,867            416,209
 * LOUD Technologies, Inc.                                               12,400             30,752
   Louisiana-Pacific Corp.                                               37,200            859,320
   Lowrance Electronics, Inc.                                             5,792            196,401
   LSB Bancshares, Inc. NC                                                5,156             78,577
   LSB Corp.                                                              4,300             66,650
   LSI Industries, Inc.                                                  33,527            385,561
 * LTX Corp.                                                            103,500          1,102,275
 * Luby's, Inc.                                                          39,700            219,144
   Lufkin Industries, Inc.                                                6,400            193,600
 * Luminex Corp.                                                         51,955            517,991
 * Lydall, Inc.                                                          26,900            237,527
 * Lynch Corp.                                                            1,500             21,000
 * Lynch Interactive Corp.                                                2,800            100,772
 * M & F Worldwide Corp.                                                 30,400            395,200
 * M-Wave, Inc.                                                           2,900              4,640
   M/I Schottenstein Homes, Inc.                                         23,000            976,810
   MacDermid, Inc.                                                       51,500          1,604,740
*# Mace Security International, Inc.                                     11,200             62,832
 * Mac-Gray Corp.                                                        12,600             80,766
 * Macromedia, Inc.                                                     117,485          3,054,610
 * Macrovision Corp.                                                     83,800          1,951,702
 * Madden (Steven), Ltd.                                                 22,700            438,337
   MAF Bancorp, Inc.                                                     44,927          1,979,034
 * Magic Lantern Group, Inc.                                              1,700              1,539
 * Magma Design Automation, Inc.                                         56,783          1,084,555
*# Magna Entertainment Corp.                                             21,200            110,664
 * Magnetek, Inc.                                                        55,900            436,579
 * Magnum Hunter Resources, Inc.                                        117,102          1,179,217
 * MAI Systems Corp.                                                      3,400                850
 * MAII Holdings, Inc.                                                    3,400                 34
 * Main Street & Main, Inc.                                              25,200             51,660
   Main Street Banks, Inc.                                               32,000            846,720
   Maine & Maritimes Corp.                                                1,600             48,880
 * MAIR Holdings, Inc.                                                   33,716            269,728
 * Major Automotive Companies, Inc.                                       3,280              2,066
 * Management Network Group, Inc.                                        47,100            110,685
 * Manatron, Inc.                                                         1,102              8,948
 * Manchester Technologies, Inc.                                          8,000             30,232
 * Manhattan Associates, Inc.                                            51,300          1,462,050
   Manitowoc Co., Inc.                                                   45,150          1,433,513
 # Mannatech, Inc.                                                       13,500            137,160
*# Manning (Greg) Auctions, Inc.                                          9,200            122,084
 * Manugistic Group, Inc.                                               128,100            570,045
 * Mapics, Inc.                                                          47,156            469,202
 * Mapinfo Corp.                                                         33,400            334,000
 * Marimba, Inc.                                                         44,800            366,464
   Marine Products Corp.                                                 25,530            467,199

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * MarineMax, Inc.                                                       29,375    $       782,844
 * Marisa Christina, Inc.                                                 6,700              8,710
   Maritrans, Inc.                                                        7,800            114,270
 * MarketWatch.com, Inc.                                                 41,820            475,912
   MarkWest Hydrocarbon, Inc.                                             9,350            100,045
 * Marlton Technologies, Inc.                                             7,800              4,602
   Marsh Supermarkets, Inc. Class A                                       1,600             21,832
   Marsh Supermarkets, Inc. Class B                                       4,500             62,190
 * Marten Transport, Ltd.                                                 9,450            164,052
*# Martha Stewart Living
     Omnimedia, Ltd.                                                     32,100            293,715
   MASSBANK Corp.                                                         4,700            156,416
   Massey Energy Co.                                                    110,600          2,722,972
 * Mastec, Inc.                                                          81,450            347,792
 * Material Sciences Corp.                                               24,200            250,470
 * Matria Healthcare, Inc.                                               17,369            379,513
 * Matritech, Inc.                                                       30,500             35,685
 * Matrix Bancorp, Inc.                                                   6,500             77,350
 * Matrix Service Co.                                                    29,100            310,788
 * MatrixOne, Inc.                                                       83,200            568,256
*# Matrixx Initiatives, Inc.                                             15,200            130,872
   Matthews International Corp. Class A                                  54,700          1,728,520
 * Mattson Technology, Inc.                                              84,645            902,316
 * Maui Land & Pineapple Company,
     Inc.                                                                10,200            334,254
 * Maverick Tube Corp.                                                   71,400          1,642,200
 * Max & Ermas Restaurants, Inc.                                          2,300             38,525
 * Maxco, Inc.                                                            3,100             10,230
   Maxcor Financial Group, Inc.                                          11,672            130,376
 * Maxicare Health Plans, Inc.                                              980                118
*# Maxim Pharmaceuticals, Inc.                                           47,233            420,846
 * Maximus, Inc.                                                         37,200          1,336,968
 * Maxwell Shoe Company, Inc.                                            23,700            529,221
 * Maxwell Technologies, Inc.                                            24,360            387,080
 * Maxxam, Inc.                                                           8,900            224,725
 * Maxygen, Inc.                                                         58,537            587,711
 * Mayor's Jewelers, Inc.                                                20,300             11,774
 * Mays (J.W.), Inc.                                                        200              2,762
   MB Financial, Inc.                                                    45,500          1,532,895
   MBT Financial Corp.                                                   11,069            193,708
 * McDATA Corp.                                                         130,554            620,132
   MCG Capital Corp.                                                     64,442            998,207
   McGrath Rent Corp.                                                    20,569            640,724
*# McMoran Exploration Co.                                               28,164            403,308
   McRae Industries, Inc. Class A                                         2,600             25,870
 * Meade Instruments Corp.                                               33,400            106,880
 * Meadow Valley Corp.                                                    2,400              5,220
 * Meadowbrook Insurance Group, Inc.                                     29,800            151,086
 * Measurement Specialties, Inc.                                         12,900            256,452
 * Mechanical Technology, Inc.                                            4,700             24,205
 * Medarex, Inc.                                                        134,470          1,125,514
 * MedCath Corp.                                                         27,449            554,470
*# Med-Design Corp.                                                      28,300             59,147
 * Media 100, Inc.                                                        7,100                160
   Media General, Inc. Class A                                            3,100            213,342
 * Media Services Group, Inc.                                               471              3,989
 * MediaBay, Inc.                                                        11,800              6,018
 * Mediacom Communications Corp.                                        154,100          1,248,210
*# Medialink Worldwide, Inc.                                              5,900             21,240
 * Medical Action Industries, Inc.                                       16,900            297,609
 * Medical Staffing Network Holdings,
     Inc.                                                                51,200    $       337,408
 * Medicore, Inc.                                                         3,800             12,426
 * Medifast, Inc.                                                        17,000            125,630
 * Medquist, Inc.                                                        64,700            797,751
 * MedSource Technologies, Inc.                                          46,500            323,640
 * MEDTOX Scientific, Inc.                                                5,030             51,306
 * Memberworks, Inc.                                                     17,500            500,850
 * Mens Warehouse, Inc.                                                  63,100          1,646,279
 # Mentor Corp.                                                          73,900          2,368,495
 * Mentor Graphics Corp.                                                118,800          1,899,612
   Mercantile Bank Corp.                                                  1,260             41,051
   Merchants Bancshares, Inc.                                             6,150            156,887
   Merchants Group, Inc.                                                  1,300             33,800
 * Mercury Air Group, Inc.                                                4,950             29,700
 * Mercury Computer Systems, Inc.                                        36,000            807,480
 * Merge Technologies, Inc.                                              21,494            354,436
   Meridian Bioscience, Inc.                                             25,236            255,666
 * Meridian Resource Corp.                                              106,300            784,494
 * Merit Medical Systems, Inc.                                           44,382            643,983
 * Meritage Corp.                                                        22,500          1,534,275
 * Merix Corp.                                                           32,013            342,539
 * Merrimac Industries, Inc.                                              2,860             26,455
 * Mesa Air Group, Inc.                                                  53,935            413,681
   Mesa Labs, Inc.                                                        3,300             32,736
 * Mestek, Inc.                                                           5,400             85,104
 * Meta Group, Inc.                                                      12,700             58,420
 * Metals USA, Inc.                                                      27,600            411,240
 * MetaSolv, Inc.                                                        66,600            187,812
   Methode Electronics, Inc. Class A                                     34,100            375,782
   Met-Pro Corp.                                                          8,100            120,690
 * Metris Companies, Inc.                                                98,500            743,675
 * Metro One Telecommunications, Inc.                                    39,650             66,216
   MetroCorp. Bancshares, Inc.                                            7,000            105,350
 * Metrologic Instruments, Inc.                                          36,100            535,002
 * Metromedia International Group, Inc.                                  10,600              3,710
   MFB Corp.                                                              1,300             44,701
 * MFRI, Inc.                                                             4,900             14,627
   MGE Energy, Inc.                                                      30,992            940,297
 # MGP Ingredients, Inc.                                                  8,000            285,200
 * Michael Anthony Jewelers, Inc.                                         7,400             10,545
 * Micrel, Inc.                                                         157,673          2,328,830
 * Micro Component Technology, Inc.                                      14,052             19,251
 * Micro Linear Corp.                                                    12,000             72,360
 * MicroFinancial, Inc.                                                  15,200             44,080
 * Micromuse, Inc.                                                      117,493            695,559
 * Micros Systems, Inc.                                                  30,752          1,335,559
 * Microsemi Corp.                                                      100,500          1,230,120
 * MicroStrategy, Inc.                                                   10,200            489,702
 * Microtek Medical Holdings, Inc.                                       72,910            328,897
 * Micro-Therapeutics, Inc.                                              51,763            225,687
 * Microtune, Inc.                                                       63,300            216,486
*# Microvision, Inc.                                                     36,446            310,884
 * Midas, Inc.                                                           26,000            497,900
   Middleby Corp.                                                        15,700            960,369
   Middlesex Water Co.                                                    8,400            165,144
   Midland Co.                                                            6,600            172,392
   Mid-State Bancshares                                                  40,096            899,754
*# Midway Games, Inc.                                                   115,900          1,256,356
   Midwest Banc Holdings, Inc.                                           30,050            687,845
 * Midwest Express Holdings, Inc.                                        29,600            116,920

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Mikohn Gaming Corp.                                                   37,300    $       183,143
 * Milacron, Inc.                                                        74,300            332,864
*# Milestone Scientific, Inc.                                            14,000             26,600
 * Millennium Cell, Inc.                                                 59,500            130,900
   Millennium Chemicals, Inc.                                           101,800          1,728,564
 * Miller Industries, Inc.                                                9,280             84,541
 * Millerbuilding Systems Escrow
     Shares                                                               3,200                960
 * Miltope Group, Inc. Contigent
     Value Right                                                          5,800                  0
 * MIM Corp.                                                             38,000            297,920
 * Mindspeed Technologies, Inc.                                          46,300            239,371
   Mine Safety Appliances Co.                                            62,800          1,875,836
   Minerals Technologies, Inc.                                           34,800          2,001,000
 * Minorplanet Systems USA, Inc.                                            892                437
   Minuteman International, Inc.                                          1,000             13,000
 * MIPS Technologies, Inc.                                               66,200            459,428
*# Miravant Medical Technologies                                          1,800              5,274
 * Misonix, Inc.                                                         10,600             89,252
 * Mission Resources Corp.                                               55,800            300,204
 * Mitcham Industries, Inc.                                               8,700             36,540
 * Mitek Systems, Inc.                                                   11,100              6,938
 * Mity Enterprises, Inc.                                                 5,000             91,250
 * MKS Instruments, Inc.                                                 90,707          2,118,916
 * Mobile Mini, Inc.                                                     23,709            505,476
 * Mobility Electronics, Inc.                                            47,000            389,160
 * Mobius Management Systems, Inc.                                       17,100            102,600
   Mocon, Inc.                                                            5,500             42,680
 * Modem Media, Inc.                                                      9,500             53,295
   Modine Manufacturing Co.                                              56,595          1,706,339
 * Mod-Pac Corp.                                                          2,750             23,128
 * Mod-Pac Corp. Class B                                                  1,112              9,352
 * Modtech Holdings, Inc.                                                22,452            157,164
 * Moldflow Corp.                                                        17,886            199,608
 * Molecular Devices Corp.                                               34,540            588,907
   Monaco Coach Corp.                                                    49,850          1,248,244
 * Monarch Casino and Resort, Inc.                                        8,000            113,040
 * Mondavi (Robert) Corp. Class A                                        16,300            567,566
 * Monolithic System Technology, Inc.                                    49,133            342,948
 * Monro Muffler Brake, Inc.                                             12,300            304,794
 * Monterey Pasta Co.                                                    24,200             87,120
 * Mony Group, Inc.                                                       6,100            190,564
 * Moog, Inc. Class A                                                    19,200            597,120
 * Moog, Inc. Class B                                                     3,300            118,388
 * Morgan Group Holding Co.                                               4,400                330
 * Morgan's Foods, Inc.                                                     900              1,715
 * Mossimo, Inc.                                                         16,600             62,250
 * Mother's Work, Inc.                                                    8,854            195,319
 * Motor Car Parts & Accessories, Inc.                                    2,500             21,250
   Movado Group, Inc.                                                    14,500            445,150
   Movie Gallery, Inc.                                                   56,000          1,041,040
 * MPS Group, Inc.                                                      185,800          2,058,664
 * MPW Industrial Services Group                                          5,000             11,750
 * MRO Software, Inc.                                                    42,100            601,609
 * MRV Communications, Inc.                                             178,900            475,874
 * MSC Software Corp.                                                    51,700            462,198
 * MTC Technologies, Inc.                                                14,800            392,940
*# MTI Technology Corp.                                                   1,300              3,848
 * MTM Technologies, Inc.                                                 4,900              8,183
 * MTR Gaming Group, Inc.                                                48,468            451,237
   MTS Systems Corp.                                                     35,940            799,306
   Mueller Industries, Inc.                                              58,145    $     1,901,342
 * Multi Color Corp.                                                      2,250             35,145
*# Multimedia Games, Inc.                                                48,750          1,100,288
   MutualFirst Financial, Inc.                                            2,000             44,265
   Myers Industries, Inc.                                                50,063            676,351
 * Mykrolis Corp.                                                        69,900          1,132,380
 * Myriad Genetics, Inc.                                                 46,100            764,799
   Mystic Financial, Inc.                                                 1,575             45,069
 * Nabi Biopharmaceuticals                                               97,150          1,632,120
   Nacco Industries, Inc. Class A                                         6,500            576,810
*# Nanogen, Inc.                                                         52,800            359,568
 * Nanometrics, Inc.                                                     20,394            260,839
*# Nanophase Technologies Corp.                                          29,498            212,091
*# Napco Security Systems, Inc.                                           4,300             37,840
   Nara Bancorp, Inc.                                                    19,500            600,210
   Nash-Finch Co.                                                        20,200            379,760
 * Nashua Corp.                                                           5,800             53,534
 * Nassda Corp.                                                          44,875            236,491
*# Nastech Pharmaceutical Co., Inc.                                      20,300            242,179
 * NATCO Group, Inc. Class A                                             16,800            128,352
 * Nathans Famous, Inc.                                                   7,000             42,623
   National Beverage Corp.                                               36,200            342,814
 * National Dentex Corp.                                                  3,500            106,418
 * National Home Health Care Corp.                                        5,465             55,197
*# National Medical Health Card
     Systems, Inc.                                                       12,600            453,726
   National Penn Bancshares, Inc.                                        40,784          1,169,277
   National Presto Industries, Inc.                                       6,800            267,920
 * National Processing, Inc.                                            116,000          3,336,160
 * National Research Corp.                                                7,000            117,600
 * National RV Holdings, Inc.                                            17,300            205,870
 * National Steel Corp. Class B                                             200                  1
 * National Technical Systems, Inc.                                       8,600             42,733
 * National Western Life Insurance Co.
     Class A                                                              1,000            146,150
 * Natrol, Inc.                                                          10,000             27,500
 * Natural Alternatives International, Inc.                               5,400             59,238
   Nature's Sunshine Products, Inc.                                      24,550            365,795
 * Natus Medical, Inc.                                                   14,600             74,898
   Nautilus Group, Inc.                                                  55,400            834,878
 * Navarre Corp.                                                         43,600            536,280
 * Navidec, Inc.                                                            644              1,117
 * Navigant Consulting, Inc.                                             77,200          1,578,740
*# Navigant International, Inc.                                          26,700            464,046
 * Navigators Group, Inc.                                                21,371            617,622
   NBT Bancorp                                                           55,077          1,196,823
 * NCI Building Systems, Inc.                                            33,100            962,217
 * NCO Group, Inc.                                                       45,884          1,137,477
 # NDChealth Corp.                                                       60,800          1,357,664
 * NeighborCare, Inc.                                                    73,800          2,214,000
 * Nektar Therapeutics                                                   89,769          1,929,136
   Nelson (Thomas), Inc.                                                 22,300            522,266
 * Neoforma, Inc.                                                        33,814            384,465
 * Neogen Corp.                                                           7,625            122,000
 * NeoMagic Corp.                                                        53,900            220,990
 * NEON Systems, Inc.                                                     8,600             30,186
 * Neopharm, Inc.                                                        39,417            433,587
 * Neose Technologies, Inc.                                              33,900            283,743
 * Neoware Systems, Inc.                                                 23,800            205,632
 * NES Rentals Holdings, Inc.                                                36                293
   Net Perceptions, Inc.                                                 22,600             20,340

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Net2Phone, Inc.                                                       74,200    $       317,205
   NetBank, Inc.                                                         57,533            616,754
 * Netegrity, Inc.                                                       63,700            600,054
*# Netflix, Inc.                                                         74,400          2,456,688
 * Netguru, Inc.                                                         17,200             25,972
 * NetIQ Corp.                                                           91,787          1,216,178
 * NetManage, Inc.                                                       10,442             68,395
 * Netopia, Inc.                                                         38,800            225,040
 * NetRatings, Inc.                                                      57,363            802,508
 * Netscout System, Inc.                                                 51,600            355,524
 * NetSolve, Inc.                                                        12,100            120,419
 * Network Engines, Inc.                                                 61,400            195,252
 * Network Equipment Technologies,
     Inc.                                                                40,800            300,288
*# Network Plus Corp.                                                    14,500                 25
 * Neurobiological Technologies, Inc.                                     2,700             10,800
 * Neurogen Corp.                                                        74,113            697,403
   Nevada Chemicals, Inc.                                                 2,500             13,300
 * Nevada Gold & Casinos, Inc.                                           20,350            299,145
 * New Brunswick Scientific Co., Inc.                                     7,660             46,573
 * New Century Equity Holdings Corp.                                     21,200              4,770
   New Century Financial Corp.                                           51,150          2,230,652
   New England Business Services, Inc.                                   22,600            991,462
   New Hampshire Thrift BancShares,
     Inc.                                                                   200              5,960
 * New Horizons Worldwide, Inc.                                          10,200             59,578
   New Jersey Resources Corp.                                            46,600          1,829,982
   Newmil Bancorp, Inc.                                                   4,400            119,900
 * Newpark Resources, Inc.                                              142,500            805,125
 * Newport Corp.                                                         65,418            950,524
 * Newtek Business Services, Inc.                                        45,088            216,873
 * Niagara Corp.                                                          8,200             33,087
 * NIC, Inc.                                                            117,100            646,392
   Nitches, Inc.                                                            864              5,581
   NL Industries, Inc.                                                   78,876            985,950
 * NMS Communications Corp.                                              62,000            533,200
 * NMT Medical, Inc.                                                     11,500             43,758
   NN, Inc.                                                              15,250            181,018
 * Nobel Learning Communities, Inc.                                       6,500             42,738
   Nobility Homes, Inc.                                                   4,100             85,075
   Noble International, Ltd.                                             14,360            414,286
 * Noel Group, Inc.                                                       8,000                 24
 # Noland Co.                                                               200              8,556
   Nordson Corp.                                                         59,277          2,242,449
 * Norstan, Inc.                                                         22,400             72,128
 * North America Galvanizing &
     Coatings, Inc.                                                       6,700             13,400
 * North American Scientific, Inc.                                       17,600            157,520
   North Central Bancshares, Inc.                                         1,700             64,294
   North Pittsburgh Systems, Inc.                                        25,066            483,774
   Northeast Bancorp                                                        900             17,429
   Northeast Pennsylvania Financial
     Corp.                                                                4,400             77,110
   Northern Technologies International
     Corp.                                                                3,000             14,160
*# Northfield Laboratories, Inc.                                         32,300            424,745
 * Northland Cranberries, Inc.                                            4,400              2,904
   Northrim BanCorp, Inc.                                                 6,068            121,368
*# Northwest Airlines Corp.                                             147,700          1,493,247
   Northwest Bancorp, Inc.                                               79,904          1,777,065
 # Northwest Natural Gas Co.                                             44,200          1,286,662
 * Northwest Pipe Co.                                                     6,300    $        92,610
 * Novamed Eyecare, Inc.                                                 36,300            131,769
 * Novavax, Inc.                                                         59,000            277,300
 * Noven Pharmaceuticals, Inc.                                           39,408            755,845
 * Novoste Corp.                                                         27,800             83,400
*# NPS Pharmaceuticals, Inc.                                             62,900          1,365,559
 * NS Group, Inc.                                                        35,500            472,150
 * NTN Communications, Inc.                                              89,193            267,579
 * Nu Horizons Electronics Corp.                                         28,400            230,892
*# Nucentrix Broadband Networks, Inc.                                    10,400             23,140
 * NuCo2, Inc.                                                           16,000            313,120
   NUI Corp.                                                             29,892            406,232
 * Numerex Corp. Class A                                                 10,800             49,680
   NuSkin Enterprises, Inc.                                             101,400          2,271,360
 * Nutraceutical International Corp.                                     18,976            465,102
 * Nutramax Products, Inc.                                                3,300                  3
 * Nutrition 21, Inc.                                                     4,900              3,185
 * Nuvelo, Inc.                                                          40,322            350,801
   NWH, Inc.                                                              4,200             78,813
 * NYFIX, Inc.                                                           50,081            252,408
   Nymagic, Inc.                                                          8,700            223,590
 * O'Charleys, Inc.                                                      38,050            692,891
 * O.I. Corp.                                                             2,700             22,707
   Oak Hill Financial, Inc.                                               3,000             95,550
   Oakley, Inc.                                                         115,700          1,552,694
 * Obie Media Corp.                                                       5,900             20,827
 * Oceaneering International, Inc.                                       42,200          1,333,942
   OceanFirst Financial Corp.                                            22,032            491,314
 * Ocular Sciences, Inc.                                                 41,600          1,389,856
 * Ocwen Financial Corp.                                                115,234          1,433,511
 * Odd Job Stores, Inc.                                                  12,700             20,511
 * Odetics, Inc. Series B                                                   200                750
 * Odyssey Healthcare, Inc.                                              61,500          1,042,425
 * Offshore Logistics, Inc.                                              38,400            882,048
*# Oglebay Norton Co.                                                     2,500                350
 * Ohio Casualty Corp.                                                  103,700          1,944,375
 * Oil States International, Inc.                                        83,831          1,190,400
   Oil-Dri Corp. of America                                               4,200             67,494
 * Old Dominion Freight Lines, Inc.                                      40,950          1,137,182
   Olin Corp.                                                           117,452          1,932,085
 * Olympic Steel, Inc.                                                    9,600            136,320
 * OM Group, Inc.                                                        48,200          1,286,458
   Omega Financial Corp.                                                  8,200            270,436
 * Omega Protein Corp.                                                   39,200            423,360
 * OMNI Energy Services Corp.                                            18,900             94,500
 * Omnicell, Inc.                                                        41,500            554,025
 * OmniVision Technologies, Inc.                                         75,500          1,768,210
 * Omnova Solutions, Inc.                                                13,900             71,724
 * Omtool, Ltd.                                                           3,570             37,485
 * On Assignment, Inc.                                                   42,800            251,236
*# ON Semiconductor Corp.                                               397,951          2,304,136
 * On2.cCom, Inc.                                                        75,000             55,500
 * One Price Clothing Stores, Inc.                                        2,957                 59
*# Oneida, Ltd.                                                          28,900             35,836
 * OneSource Information Services, Inc.                                  11,900            104,958
 * Online Resources Corp.                                                30,000            221,400
 * Onyx Acceptance Corp.                                                  5,100             77,265
 * Onyx Pharmacueticals, Inc.                                            54,800          2,573,956
 * ONYX Software Corp.                                                   23,800             91,630
 * OPENT Technologies, Inc.                                              33,900            472,227
 * OpenTV Corp.                                                          39,946            101,063

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Openwave Systems Inc.                                                106,599    $     1,190,711
 * Opinion Research Corp.                                                 6,700             46,498
 * Oplink Communications, Inc.                                           53,100            106,731
 * Opsware, Inc.                                                         80,250            647,618
 * Opti, Inc.                                                            11,600             17,980
 * Optical Cable Corp.                                                    8,700             46,797
 * Optical Communication Products,
     Inc.                                                                74,050            167,353
 * Optical Sensors, Inc.                                                  1,633              6,777
 * Optika, Inc.                                                           8,200             29,766
   Option Care, Inc.                                                     35,800            482,226
 * OraSure Technologies, Inc.                                            75,500            557,945
 * Orbit International Corp.                                              1,582             11,202
 * Orbital Sciences Corp.                                                82,800          1,039,140
*# Orchid Biosciences, Inc.                                               9,381             68,012
 * Oregon Steel Mills, Inc.                                              45,000            507,150
 * Orleans Homebuilders, Inc.                                            28,600            523,380
 * Orphan Medical, Inc.                                                  10,300             92,288
*# Orthodontic Centers of America, Inc.                                  85,151            728,041
 * Orthologic Corp.                                                      58,713            471,465
*# Oscient Pharmaceutical Corp.                                         128,400            602,196
   Oshkosh B'Gosh, Inc. Class A                                          17,000            383,690
*# OSI Systems, Inc.                                                     24,800            553,784
 * Osteotech, Inc.                                                       29,100            181,584
   Otter Tail Co.                                                        43,800          1,119,528
   Outlook Group Corp.                                                    2,400             14,760
 * Overland Storage, Inc.                                                23,075            330,434
   Overseas Shipholding Group, Inc.                                      59,725          2,277,912
*# Overstock Com                                                         28,400          1,022,116
   Owens & Minor, Inc.                                                   66,700          1,614,140
   Oxford Industries, Inc.                                               27,500          1,013,375
 * Oxigene, Inc.                                                         12,600             92,862
 * Oxis International, Inc.                                               7,900              5,293
 * OYO Geospace Corp.                                                     5,100             89,194
 * P&F Industries, Inc. Class A                                           1,300             10,173
 * P.F. Chang's China Bistro, Inc.                                       43,300          1,959,758
   Pacific Capital Bancorp                                               57,833          2,131,146
 * Pacific Mercantile Bancorp                                             5,900             64,310
 * Pacific Premier Bancorp, Inc.                                          3,900             44,889
   Packaging Dynamics Corp.                                               4,120             55,002
 * Packeteer, Inc.                                                       55,800            797,382
 * Pac-West Telecomm, Inc.                                               23,100             27,258
 * Pain Therapeutics, Inc.                                               60,115            470,099
 * Palatin Technologies, Inc.                                                62                233
 * Paligent, Inc.                                                           347                 73
 * Palm Harbor Homes, Inc.                                               38,811            735,080
*# Palmone Inc.                                                          78,284          1,661,969
 * Palmsource Inc.                                                       21,681            439,040
 * PAM Transportation Services, Inc.                                     19,250            356,125
   Pamrapo Bancorp, Inc.                                                  5,100            126,888
 * Panavision, Inc.                                                       3,600             23,310
*# Panera Bread Co.                                                      44,900          1,558,928
 * Pantry, Inc.                                                          33,700            611,655
*# Papa John's International, Inc.                                       30,000            872,700
 * Par Technology Corp.                                                   7,800             81,120
 * Paradyne Networks Corp.                                               97,955            463,327
 * Paragon Technologies, Inc.                                             4,200             42,000
 * Parallel Petroleum Corp.                                              42,900            169,412
 * Parametric Technology Corp.                                          447,395          2,169,866
 * Parexel International Corp.                                           44,400            878,676
   Park Bancorp, Inc.                                                     1,200             36,864
   Park Electrochemical Corp.                                            33,650    $       839,904
 * Parker Drilling Co.                                                  160,200            514,242
*# Parkervision, Inc.                                                    19,300            106,922
 * Park-Ohio Holdings Corp.                                              10,400            125,840
   Parkvale Financial Corp.                                               5,700            151,506
 * Parlex Corp.                                                          13,800             83,766
 * Parlux Fragrances, Inc.                                                9,900             90,486
 * Party City Corp.                                                      29,522            433,678
 * Pathmark Stores, Inc.                                                 49,179            331,958
 * Patient Infosystems, Inc.                                                733              2,566
   Patina Oil & Gas Corp.                                                64,930          1,716,749
 * Patrick Industries, Inc.                                               4,500             46,350
 # Patriot Bank Corp.                                                     6,930            194,872
 * Patriot Transportation Holding, Inc.                                   2,500             90,438
 * Paula Financial, Inc.                                                  6,100             17,385
 * Paul-Son Gaming Corp.                                                  4,100             16,031
 * Paxar Corp.                                                           67,300          1,240,339
 * Paxson Communications Corp.                                           98,100            275,661
 * Payless Cashways, Inc.                                                   160                  0
 * Payless ShoeSource, Inc.                                             115,700          1,897,480
 * PC Connection, Inc.                                                   39,750            304,883
 * PC Mall, Inc.                                                         18,400            303,416
 * PC-Tel, Inc.                                                          37,700            412,438
 * PDF Solutions, Inc.                                                   43,159            387,999
 * PDI, Inc.                                                             24,498            705,542
 * PDS Gaming Corp.                                                       1,100              2,046
 * PEC Solutions, Inc.                                                   43,600            453,440
 * Pediatric Services of America, Inc.                                   10,900            135,160
 * Pediatrix Medical Group, Inc.                                         32,200          2,128,420
 * Peerless Manufacturing Co.                                             3,000             32,130
 * Peerless Systems Corp.                                                24,300             30,375
 * Peet's Coffee & Tea, Inc.                                             22,311            508,245
*# Pegasus Communications Corp.                                           8,770            142,249
 * Pegasus Solutions, Inc.                                               40,533            466,130
 * Pegasystems, Inc.                                                     60,259            512,804
 * Pemco Aviation Group, Inc.                                               950             30,865
 * Pemstar, Inc.                                                         73,200            192,516
   Penford Corp.                                                          7,300            125,560
   Penn Engineering & Manufacturing
     Corp. Class A                                                        1,200             18,360
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                    15,000            263,100
 * Penn National Gaming, Inc.                                            67,800          2,032,644
 * Penn Treaty American Corp.                                            24,800             52,824
   Penn Virginia Corp.                                                   15,500            965,650
   Penn-America Group, Inc.                                              24,500            323,400
   Pennfed Financial Services, Inc.                                       7,400            224,072
   Penns Woods Bancorp, Inc.                                                770             33,534
 * Penwest Pharmaceuticals Co.                                           31,400            346,028
   Peoples Bancorp, Inc.                                                    300              7,463
   Pep Boys - Manny, Moe & Jack                                          84,400          2,066,956
 * Perceptron, Inc.                                                      13,850             92,795
 * Performance Technologies, Inc.                                        21,600            234,144
 * Pericom Semiconductor Corp.                                           41,800            447,678
 * Perini Corp.                                                          39,200            427,280
 * Perot Systems Corp.                                                   60,900            828,849
   Perrigo Co.                                                          110,900          2,269,014
 * Perry Ellis International, Inc.                                       13,600            326,128
 * Per-Se Technologies, Inc.                                             50,000            650,000
 * Pervasive Software, Inc.                                              37,339            227,768
 * PetMed Express, Inc.                                                  15,565            132,303

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Petrocorp, Inc. Escrow Shares                                          6,900    $           414
 * Petroleum Development Corp.                                           27,133            666,658
   PFF Bancorp, Inc.                                                     28,700          1,142,834
 * Pfsweb, Inc.                                                               9                 15
 * Pharmacopia Drug Discovery, Inc.                                      26,450            184,092
 * Pharmacyclics, Inc.                                                   32,600            390,222
*# Pharmanetics, Inc.                                                     9,500              6,650
 * PharmChem, Inc.                                                        5,100                816
 * Pharmos Corp.                                                          6,200             20,956
 * Philadelphia Consolidated Holding
     Corp.                                                               37,200          2,108,496
   Phillips-Van Heusen Corp.                                             52,200            988,146
 * Phoenix Gold International, Inc.                                       1,000              1,240
 * Phoenix Technologies, Ltd.                                            38,990            257,334
 * Photo Control Corp.                                                    1,000              2,750
 * PhotoMedex, Inc.                                                      49,800            176,790
 * Photon Dynamics, Inc.                                                 28,100            906,787
 * Photronics, Inc.                                                      53,300            942,344
 * Physiometrix, Inc.                                                     7,400             12,580
 * Piccadilly Cafeterias, Inc.                                           10,400                 10
 * Pico Holdings, Inc.                                                   12,300            224,475
   Piedmont Natural Gas Co.                                              32,500          1,332,825
   Pilgrims Pride Corp. Class B                                          29,500            792,960
 * Pinnacle Entertainment, Inc.                                          59,800            681,720
 * Pinnacle Systems, Inc.                                               115,400            838,958
 * Pioneer Drilling Co.                                                   1,500              9,630
 * Pixelworks, Inc.                                                      51,000            922,080
 * Pizza Inn, Inc.                                                       10,000             29,200
 * Plains Exploration & Production Co.                                   98,563          1,754,421
 * Plains Resources, Inc.                                                40,100            687,314
 * Planar Systems, Inc.                                                  24,800            313,720
 * Plantronics, Inc.                                                     27,700          1,101,075
 * Plato Learning, Inc.                                                  39,066            411,756
 * Play By Play Toys and Novelties, Inc.                                  3,300                  8
 * Playboy Enterprises, Inc. Class A                                      4,700             51,700
 * Playboy Enterprises, Inc. Class B                                     47,100            568,968
 * Playtex Products, Inc.                                               104,100            744,315
 * Plexus Corp.                                                          73,000          1,072,370
 * Plug Power, Inc.                                                     124,043            944,215
 * PLX Technology, Inc.                                                  40,500            603,855
 * Plymouth Rubber, Inc. Class B                                            200                 68
   PMA Capital Corp. Class A                                             51,800            361,046
   PNM Resources, Inc.                                                   68,400          2,055,420
   Pocahontas Bancorp, Inc.                                               4,400             75,130
*# Point Therapeutics, Inc.                                                 660              4,125
 * Point.360                                                              9,000             28,980
   PolyMedica Corp.                                                      44,600          1,289,386
 * Polyone Corp.                                                         94,200            649,038
   Pomeroy IT Solutions, Inc.                                            20,195            256,880
   Pope & Talbot, Inc.                                                   26,700            446,691
 * Porta Systems Corp.                                                    9,600              1,056
 * Portal Software, Inc.                                                 70,020            322,092
 * Possis Medical, Inc.                                                  30,200            861,304
   Potlatch Corp.                                                        50,100          1,891,275
 * Powell Industries, Inc.                                               18,090            309,158
 * Power Intergrations, Inc.                                             51,900          1,429,326
   PowerCerv Corp.                                                        1,755              1,106
 * Power-One, Inc.                                                      141,700          1,428,336
*# Powerwave Technologies, Inc.                                         107,800            863,478
 * Pozen, Inc.                                                           48,500            481,120
 * PPT Vision, Inc.                                                       6,800              9,588
 * PRAECIS Pharmaceuticals, Inc.                                         88,204    $       367,811
   Preformed Line Products Co.                                            1,200             33,000
 * Premier Financial Bancorp                                              5,200             47,892
*# Premier Laser Systems, Inc. Class A                                    3,400                  2
*# Pre-Paid Legal Services, Inc.                                         27,750            653,790
   Presidential Life Corp.                                               49,400            835,848
 * Presstek, Inc.                                                        58,198            600,021
*# PRG-Schultz International, Inc.                                      104,100            469,491
 * Price Communications Corp.                                            95,970          1,386,767
*# Priceline.com, Inc.                                                   45,116          1,182,039
 * Pricesmart, Inc.                                                       9,600             52,896
 * Prima Energy Corp.                                                    22,062            840,562
 * Prime Hospitality Corp.                                               76,400            757,124
 * Prime Medical Services, Inc.                                          38,628            225,974
 * PRIMEDIA, Inc.                                                       437,638          1,304,161
 * Primus Knowledge Solutions, Inc.                                      16,500             35,145
 * Primus Telecommunications Group,
     Inc.                                                                86,000            521,160
 * Princeton Review, Inc.                                                14,600            104,098
 * Printronix, Inc.                                                       5,800             84,100
 * Priority Healthcare Corp.                                             62,636          1,265,247
 * Private Business, Inc.                                                   945              2,174
 * Proassurance Corp.                                                    49,450          1,635,312
 * Procom Technology, Inc.                                                5,400              6,588
 * Procurenet, Inc.                                                      19,700                 20
 * Progenics Pharmaceuticals, Inc.                                       28,500            500,175
   Programmers Paradise, Inc.                                             5,200             38,428
 * Progress Software Corp.                                               60,700          1,135,697
 * ProQuest Co.                                                          48,300          1,259,664
 * ProsoftTraining.com                                                      500                380
   Prosperity Bancshares, Inc.                                           34,200            800,622
 * Protection One, Inc.                                                  91,400             17,823
 * Protein Design Labs, Inc.                                             13,144            256,439
   Providence & Worcester Railroad Co.                                    3,000             30,600
   Provident Bancorp, Inc.                                               23,047            240,611
   Provident Bankshares Corp.                                            41,877          1,208,151
   Provident Financial Group, Inc.                                       19,500            780,780
   Provident Financial Holdings, Inc.                                     8,325            207,293
 * Province Healthcare Co.                                               82,825          1,326,857
 * Proxim Corp.                                                          67,269             89,468
 * ProxyMed, Inc.                                                         2,692             51,148
 * PSS World Medical, Inc.                                              114,600          1,151,730
   Psychemedics Corp.                                                     5,225             57,475
 * Psychiatric Solutions, Inc.                                           19,633            486,506
 * PTEK Holdings, Inc.                                                   97,928          1,027,265
   Pulaski Financial Corp.                                                5,400             90,180
   Pulitzer, Inc.                                                        14,700            691,635
 * Pure World, Inc.                                                       7,600             14,592
 * PW Eagle, Inc.                                                         7,000             24,010
   Pyramid Breweries, Inc.                                                5,700             12,483
 * Qad, Inc.                                                             57,783            610,766
 * QEP Co., Inc.                                                          2,125             32,279
 * QRS Corp.                                                             26,700            146,583
*# QuadraMed Corp.                                                       27,006             82,368
   Quaker Chemical Corp.                                                 16,320            418,282
   Quaker City Bancorp, Inc.                                              2,734            149,331
   Quaker Fabric Corp.                                                   28,550            227,544
 * Quality Dining, Inc.                                                  11,400             25,650
 * Quality Systems, Inc.                                                 10,100            471,973
 * Qualstar Corp.                                                         5,500             32,753
   Quanex Corp.                                                          27,900          1,242,945

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Quanta Services, Inc.                                                194,000    $     1,028,200
 * Quantum Corp.- DLT                                                    91,700            270,515
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                     50,930            255,159
 * Quest Software, Inc.                                                 134,100          1,784,871
*# Questcor Pharmaceuticals, Inc.                                        26,800             22,512
 * Quicklogic Corp.                                                      39,000            116,961
 * Quidel Corp.                                                          53,544            299,311
 * Quigley Corp.                                                         19,300            153,223
 * Quiksilver, Inc.                                                      94,700          2,194,199
 * Quinton Cardiology Systems, Inc.                                      24,200            253,858
 * Quipp, Inc.                                                            1,400             21,000
   Quixote Corp.                                                         13,691            287,511
*# Quokka Sports, Inc.                                                    1,128                 14
 * Quovadx, Inc.                                                         62,047             66,390
 * R & B, Inc.                                                            8,400            157,500
 * R H Donnelley Corp.                                                   52,800          2,275,680
 * Radiant Systems, Inc.                                                 64,344            288,905
 * Radiologix, Inc.                                                      36,100            142,956
 * RadiSys Corp.                                                         31,662            527,489
*# Radyne ComStream, Inc.                                                 9,500             82,840
 * Rag Shops, Inc.                                                        2,415              7,970
 * Railamerica, Inc.                                                     56,100            715,275
 * Raindance Communictions, Inc.                                         73,896            161,093
 * Ralcorp Holdings, Inc.                                                49,400          1,647,490
 * Ramtron International Corp.                                           37,700            185,107
   Range Resources Corp.                                                 96,300          1,143,081
 * Rare Hospitality International, Inc.                                  57,382          1,467,832
   Raven Industries, Inc.                                                15,355            488,135
 * Rayovac Corp.                                                         57,900          1,569,090
 * Raytech Corp.                                                         16,400             33,620
 * RC2 Corp.                                                             29,594            827,448
 * RCM Technologies, Inc.                                                10,500             56,175
*# RCN Corp.                                                             82,600             14,868
 * Reading International, Inc. Class A                                   18,149            153,178
 * Reading International, Inc. Class B                                    1,060              8,745
 * RealNetworks, Inc.                                                   287,000          1,724,870
*# Redhook Ale Brewery, Inc.                                              9,300             20,274
   Redwood Empire Bancorp                                                 5,250            118,913
   Regal-Beloit Corp.                                                    40,404            826,262
 * Regeneration Technologies, Inc.                                       44,352            407,151
 * Regeneron Pharmaceuticals, Inc.                                       84,100            944,443
 * Regent Communications, Inc.                                           75,913            447,887
 * Register.Com, Inc.                                                    44,100            230,202
 * Rehabcare Group, Inc.                                                 27,500            686,950
 * Reliability, Inc.                                                      6,300              6,930
   Reliance Steel & Aluminum Co.                                         54,557          1,996,241
   Reliv International, Inc.                                             25,132            267,153
*# Relm Wireless Corp.                                                    7,600             18,240
 * Remec, Inc.                                                           96,850            634,368
 * RemedyTemp, Inc.                                                       6,600             85,945
 * Remington Oil & Gas Corp.                                             46,000            954,040
 # Renaissance Learning, Inc.                                            52,600          1,104,074
 * Rentrak Corp.                                                         16,500            146,850
 * Rent-Way, Inc.                                                        46,300            430,590
 * Repligen Corp.                                                        51,000            127,500
 * Reptron Electronics, Inc.                                              8,800                  0
*# Reptron Electronics, Inc.                                                343              2,504
   Republic Bancorp, Inc.                                               108,783          1,445,726
   Republic Bancorp, Inc. Class A                                        15,225            293,081
 * Republic First Bancorp, Inc.                                           6,334             75,375
 * Res-Care, Inc.                                                        37,785    $       524,078
 * ResMed, Inc.                                                          41,300          2,098,040
   Resource America, Inc.                                                29,551            644,212
 * Resources Connection, Inc.                                            38,668          1,648,030
 * Respironics, Inc.                                                     37,200          1,978,668
 * Restoration Hardware, Inc.                                            55,600            373,076
 * Retail Ventures Inc.                                                  56,600            409,218
 * Retek, Inc.                                                           93,100            607,012
 * Revlon, Inc.                                                         162,400            532,672
 * Rewards Network, Inc.                                                 41,600            410,176
 * Rex Stores Corp.                                                      18,600            228,780
 * Rexhall Industries, Inc.                                               3,542              6,163
 * RF Monolithics, Inc.                                                  12,700            121,666
*# Rhythms NetConnections, Inc.                                           8,900                  1
   Richardson Electronics, Ltd.                                          18,527            209,540
 * Rigel Pharmaceuticals, Inc.                                            2,222             39,463
   Riggs National Corp.                                                  49,299          1,076,690
 * Rimage Corp.                                                           8,600            121,518
 * Rita Medical Systems, Inc.                                            30,350            150,840
 * Riverside Group, Inc.                                                  1,000                 33
   Riverview Bancorp, Inc.                                                4,500             93,555
   Rivianna Foods, Inc.                                                  16,700            438,208
 * Riviera Holdings Corp.                                                 3,600             31,284
   RLI Corp.                                                             42,000          1,510,740
 * Roadhouse Grill, Inc.                                                 13,340              3,335
   Roanoke Electric Steel Corp.                                           9,900            130,185
   Robbins & Myers, Inc.                                                 24,600            543,660
*# Robotic Vision Systems, Inc.                                           3,480             11,658
 * Rochester Medical Corp.                                                5,300             43,036
   Rock of Ages Co.                                                       4,400             35,772
*# Rockford Corp.                                                        14,600             72,270
   Rock-Tenn Co. Class A                                                 61,200            983,484
   Rocky Mountain Chocolate Factory,
     Inc.                                                                 4,015             38,745
 * Rocky Shoes & Boots, Inc.                                              4,500             92,070
 * Rofin-Sinar Technologies, Inc.                                        25,300            662,126
 * Rogers Corp.                                                          27,500          1,689,875
   Rollins, Inc.                                                         77,100          1,880,469
 * Ross Systems, Inc.                                                     2,600             47,297
*# Roxio, Inc.                                                            1,629              7,282
   Royal Bancshares of Pennsylvania
     Class A                                                              4,430            101,181
   Royal Gold, Inc.                                                      35,335            492,217
 * Royale Energy, Inc.                                                    3,523             49,812
   RPC, Inc.                                                             28,600            391,820
 * RSA Security, Inc.                                                   104,200          1,911,028
 * RTI International Metals, Inc.                                        36,000            522,360
 * RTW, Inc.                                                              5,150             33,284
 * Rubio's Restaurants, Inc.                                             18,495            122,437
   Ruddick Corp.                                                         78,800          1,620,128
 * Rudolph Technologies, Inc.                                            28,400            528,240
 * Rural Cellular Corp. Class A                                           2,800             25,172
 * Rural/Metro Corp.                                                     14,000             17,500
 * Rush Enterprises, Inc. Class A                                         7,000             82,670
 * Rush Enterprises, Inc. Class B                                         7,000             84,959
   Russ Berrie & Co., Inc.                                               34,500            931,500
   Russell Corp.                                                         54,500            892,710
 * Ryan's Family Steak Houses, Inc.                                      71,800          1,208,394
   Ryerson Tull, Inc.                                                    41,800            560,538
 * S&K Famous Brands, Inc.                                                2,100             35,753
   S&T Bancorp, Inc.                                                     45,400          1,357,460

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * S1 Corp.                                                             120,498    $     1,131,476
 * Saba Software, Inc.                                                   22,900             80,150
 * Safeguard Scientifics, Inc.                                          203,500            518,925
 * SafeNet, Inc.                                                         39,904            929,763
 * Safety Components International, Inc.                                    118              1,578
 * Saga Communications, Inc. Class A                                     30,925            579,844
 * Salem Communications Corp.                                            30,440            913,200
*# Salton, Inc.                                                          18,500            104,710
 * San Filippo (John B.) & Son, Inc.                                     17,893            445,894
   Sanders Morris Harris Group, Inc.                                     29,532            397,205
   Sanderson Farms, Inc.                                                 33,400          1,536,400
 * Sands Regent Casino Hotel                                              2,000             13,660
   Sandy Spring Bancorp, Inc.                                            23,756            831,460
 * Sangamo BioSciences, Inc.                                             42,450            266,162
 * Sapient Corp.                                                        200,923          1,205,538
 * Satcon Technology Corp.                                               46,700            128,425
   Saucony, Inc. Class A                                                  2,700             55,077
   Saucony, Inc. Class B                                                  3,500             70,630
   Sauer-Danfoss, Inc.                                                   49,600            770,784
 * Savient Pharmaceuticals, Inc.                                         76,600            185,372
 * Saxon Capital, Inc.                                                   17,400            415,338
 * SBA Communications Corp.                                              88,500            341,610
 * SBE, Inc.                                                              3,500             12,215
 * SBS Technologies, Inc.                                                25,730            476,005
 * ScanSoft, Inc.                                                       217,760          1,141,062
 * ScanSource, Inc.                                                      21,200          1,128,900
   Schawk, Inc. Class A                                                  22,200            294,150
 * Scheid Vineyards, Inc.                                                 2,200             11,022
 * Schick Technologies, Inc.                                              9,000             86,850
 * Schieb (Earl), Inc.                                                    2,200              7,282
 * Schlotzskys, Inc.                                                      7,200             10,937
 * Schmitt Industries, Inc.                                               2,466              6,042
   Schnitzer Steel Industries, Inc.
     Class A                                                             62,351          1,724,629
 * Scholastic Corp.                                                      64,381          1,818,119
 * Schuff International, Inc.                                             7,000             16,380
   Schulman (A.), Inc.                                                   49,687            992,249
   Schweitzer-Maudoit International, Inc.                                25,500            717,825
 * Sciclone Pharmaceuticals, Inc.                                        75,746            376,458
 * Scientific Games Corp.                                               106,058          1,964,194
 * Scientific Learning Corp.                                              4,400             24,244
 * Scientific Technologies, Inc.                                          6,700             38,391
 * SciQuest, Inc.                                                         5,900             35,459
 * SCM Microsystems, Inc.                                                25,663            163,473
   SCP Pool Corp.                                                        56,700          2,282,175
   SCPIE Holdings, Inc.                                                   9,300             81,003
 * SCS Transportation, Inc.                                              24,350            553,963
   Seaboard Corp.                                                         1,400            523,600
 * Seabulk International, Inc.                                           46,800            415,116
 * Seachange International, Inc.                                         46,200            689,766
   Seacoast Banking Corp.                                                14,808            296,752
   Seacoast Financial Services Corp.                                     11,076            379,464
*# Seacor Smit, Inc.                                                     33,500          1,341,340
 * Seattle Genetics, Inc.                                                67,634            466,675
 * Secom General Corp.                                                      140                177
   Second Bancorp, Inc.                                                   9,900            316,008
 * Secure Computing Corp.                                                60,274            534,028
 * SED International Holdings, Inc.                                         825              1,254
 * SeeBeyond Technology Corp.                                           142,000            428,840
 * SEEC, Inc.                                                             3,000                750
 * Segue Software, Inc.                                                   9,500             35,008
 * Selas Corp. of America                                                 4,750    $        14,250
 * Select Comfort Corp.                                                  61,300          1,661,230
   Select Medical Corp.                                                 103,800          1,391,958
 * Selectica, Inc.                                                       66,500            291,337
   Selective Insurance Group, Inc.                                       47,079          1,700,964
   SEMCO Energy, Inc.                                                    47,900            274,946
 * Semitool, Inc.                                                        48,500            555,325
 * Semtech Corp.                                                         69,436          1,744,232
 * SEMX Corp.                                                             4,600                690
 * Seneca Foods Corp. Class A                                               200              3,750
 * Seneca Foods Corp. Class B                                             1,300             24,141
 # Sensient Technologies Corp.                                           81,200          1,640,240
 * Sensytech, Inc.                                                       10,414            224,640
 * Sequa Corp. Class A                                                    6,900            339,135
 * Sequa Corp. Class B                                                    2,600            131,820
 * Sequenom, Inc.                                                        64,500            103,845
 * SeraCare Life Sciences, Inc.                                           4,080             46,512
*# Serena Software, Inc.                                                 66,400          1,410,336
 * Serologicals Corp.                                                    41,950            718,604
 * Service Corp. International                                          261,400          1,882,080
 * ServiceWare Technologies, Inc.                                         2,900              1,682
 * Servotronics, Inc.                                                     1,100              4,285
 * SFBC International, Inc.                                              24,750            602,168
 * Shared Technologies Cellular, Inc.                                    10,100                  6
 * Sharper Image Corp.                                                   25,800            727,560
*# Shaw Group, Inc.                                                     107,487          1,268,347
 * Sheffield Pharmceuticals, Inc.                                            25                  0
 * Shiloh Industries, Inc.                                               13,500            146,880
 * Shoe Carnival, Inc.                                                   20,879            287,713
 * Shoe Pavilion, Inc.                                                    6,200             14,477
 * Sholodge, Inc.                                                         5,100             34,425
 * Shopko Stores, Inc.                                                   49,700            677,908
*# Shuffle Master, Inc.                                                  42,387          1,418,693
 * Siebert Financial Corp.                                               22,300             93,437
   Sierra Bancorp                                                         1,700             25,840
 * Sierra Health Services, Inc.                                          45,936          1,965,601
*# Sierra Pacific Resources                                             199,300          1,486,778
 * Sifco Industries, Inc.                                                 5,400             22,140
*# Sigma Designs, Inc.                                                   34,800            232,464
 * Sigmatron International, Inc.                                          2,200             26,730
   Silgan Holdings, Inc.                                                 31,200          1,308,528
*# Silicon Graphics, Inc.                                               340,500            643,545
 * Silicon Image, Inc.                                                  125,089          1,488,559
 * Silicon Storage Technology, Inc.                                     158,500          2,052,575
 * Silicon Valley Bancshares                                             59,500          2,223,515
 * Siliconix, Inc.                                                       37,437          1,803,340
 * Simclar, Inc.                                                          6,500             19,305
   Simmons First National Corp. Class A                                  24,000            578,160
 * SimpleTech, Inc.                                                      75,057            282,214
   Simpson Manufacturing Co., Inc.                                       41,300          2,263,240
 * Sinclair Broadcast Group, Inc.
     Class A                                                             78,000            861,900
 * Sipex Corp.                                                           56,200            362,490
 * Sirenza Microdevices, Inc.                                            54,466            218,409
*# Sirna Therapeutics, Inc.                                              42,625            133,843
 * Sitel Corp.                                                          122,200            382,486
 * Six Flags, Inc.                                                      157,905          1,105,335
   SJW Corp.                                                              9,000            292,500
 * Skechers U.S.A., Inc. Class A                                         31,800            365,700
   Skyline Corp.                                                          8,300            332,166
   Skywest, Inc.                                                         98,446          1,647,002

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Skyworks Solutions, Inc.                                             186,317    $     1,665,674
 * SL Industries, Inc.                                                    5,900             63,720
 * SM&A                                                                  33,300            269,730
 * Smart & Final Food, Inc.                                              50,700            787,878
 * SmartDisk Corp.                                                        2,500                450
 * Smith & Wollensky Restaurant
     Group, Inc.                                                         13,400             86,296
   Smith (A.O.) Corp.                                                    34,600          1,018,970
   Smith (A.O.) Corp. Convertible
     Class A                                                              3,750            110,438
 * Smith Micro Software, Inc.                                            21,400             44,512
 * Smithway Motor Xpress Corp.
     Class A                                                              4,000              9,880
 * Sola International, Inc.                                              54,300          1,052,877
 * Somera Communications, Inc.                                           59,150             82,810
   Sonic Automotive, Inc.                                                50,800          1,115,060
 * Sonic Corp.                                                          100,537          2,229,911
*# Sonic Foundry, Inc.                                                   42,300             66,411
 * Sonic Innovations, Inc.                                               34,700            355,675
 * Sonic Solutions                                                       36,800            782,000
 * SonicWALL, Inc.                                                      116,800            929,728
 * SonoSite, Inc.                                                        24,645            525,678
 * Sonus Networks, Inc.                                                  54,057            294,611
*# Sonus Pharmaceuticals, Inc.                                           30,900            145,230
 * Sorrento Networks Corp.                                               17,800             52,154
 * Sotheby's Holdings, Inc. Class A                                      80,900          1,206,219
   Sound Federal Bancorp, Inc.                                           21,108            273,349
 * Source Information Management, Inc.                                   39,200            411,600
 * Source Media, Inc.                                                    27,400                219
 * Sourcecorp, Inc.                                                      26,602            683,139
   South Financial Group, Inc.                                           60,927          1,679,148
   South Jersey Industries, Inc.                                         23,064            968,457
   Southern Banc Company, Inc.                                              200              3,675
 * Southern Energy Homes, Inc.                                           13,825             56,890
 * Southern Union Co.                                                    88,194          1,774,463
   Southside Banchares, Inc.                                                315              5,733
 * Southwall Technologies, Inc.                                          14,200              6,390
   Southwest Bancorp, Inc.                                               11,400            195,168
   Southwest Bancorporation of Texas,
     Inc.                                                                54,700          2,291,930
   Southwest Gas Corp.                                                   58,700          1,326,620
   Southwest Water Co.                                                   25,170            305,564
 * Southwestern Energy Co.                                               61,200          1,564,272
*# Spacehab, Inc.                                                        21,100             86,721
   Span-American Medical System, Inc.                                     2,400             28,296
 * Spanish Broadcasting System, Inc.                                     63,000            607,950
 * SPAR Group, Inc.                                                       2,900              3,857
   Spartan Motors, Inc.                                                  20,845            241,594
 * Spartan Stores, Inc.                                                  31,675            137,501
   Spartech Corp.                                                        50,000          1,144,000
 * Sparton Corp.                                                          7,938             66,441
 * Specialty Laboratories, Inc.                                          38,600            348,172
   SpectraLink Corp.                                                     32,200            484,288
 * Spectranetics Corp.                                                   41,502            248,597
 * Spectrum Control, Inc.                                                13,000            106,470
 * SpectRx, Inc.                                                          8,900             16,910
 # Speedway Motorsports, Inc.                                            67,190          2,258,928
 * Spescom Software, Inc.                                                 1,202                649
 * Spherion Corp.                                                       102,320            945,437
 * Spherix, Inc.                                                         12,100             72,479
 * Spiegel, Inc. Class A Non-Voting                                         100                  6
 * Spinnaker Exploration Co.                                             57,090    $     1,902,810
 * Spire Corp.                                                            6,700             32,897
 * Sport Chalet, Inc.                                                     2,700             33,750
 * Sport Supply Group, Inc.                                               8,900             10,458
 * Sport-Haley, Inc.                                                      2,700             14,418
 * Sports Club Co., Inc.                                                 20,100             32,160
 * SportsLine.Com, Inc.                                                  33,400             33,400
 * Sportsman's Guide, Inc.                                                8,000            154,080
 * SPSS, Inc.                                                            27,637            460,156
 * SRA International, Inc.                                               29,500          1,143,715
 * SRI/Surgical Express, Inc.                                             6,100             42,151
 * SRS Labs, Inc.                                                        24,330            113,378
   SS&C Technologies, Inc.                                               31,850            732,232
 # St. Mary Land & Exploration Co.                                       50,500          1,641,755
 * Staar Surgical Co.                                                    31,300            236,628
 * Stamps.com, Inc.                                                      37,023            489,074
*# Standard Automotive Corp.                                              4,400                  0
   Standard Commercial Corp.                                             21,129            348,417
 * Standard Management Corp.                                              7,600             26,220
 * Standard Microsystems Corp.                                           30,600            754,902
   Standard Motor Products, Inc. Class A                                 29,300            410,200
   Standard Register Co.                                                 40,300            491,257
   Standex International Corp.                                           20,800            539,136
   Stanley Furniture, Inc.                                                6,700            277,179
   Star Buffet, Inc.                                                      2,800             18,116
*# Star Scientific, Inc.                                                 78,311            241,198
 * Starbiz Restrictive Shares                                                 2                  0
 * Starcraft Corp.                                                        2,756             30,096
   Starrett (L.S.) Co. Class A                                            4,800             75,504
   StarTek, Inc.                                                         24,400            813,984
   State Auto Financial Corp.                                            67,520          2,056,659
   State Financial Services Corp.
     Class A                                                              7,800            221,676
 * Steak n Shake Co.                                                     46,318            814,734
*# Steel Dynamics, Inc.                                                  83,458          2,136,525
   Steel Technologies, Inc.                                              20,150            430,203
 * SteelCloud Co.                                                        12,100             30,008
 * Stein Mart, Inc.                                                      71,416          1,031,247
 * Steinway Musical Instruments, Inc.                                    12,500            425,000
 * Stellent, Inc.                                                        37,200            296,484
 * Stemcells, Inc.                                                        2,600              3,562
   Stepan Co.                                                             8,400            203,700
   Stephan Co.                                                            3,500             15,960
   Sterling Bancorp                                                      26,176            736,593
   Sterling Bancshares                                                   75,899            996,554
 * Sterling Financial Corp.                                              37,370          1,192,113
   Stewart & Stevenson Services, Inc.                                    48,702            825,499
 * Stewart Enterprises, Inc.                                            183,033          1,376,408
   Stewart Information Services Corp.                                    28,400            969,860
 * Stifel Financial Corp.                                                 6,100            153,110
 * Stillwater Mining Co.                                                148,000          2,242,200
 * Stone Energy Corp.                                                    45,063          2,023,329
 * Stonepath Group, Inc.                                                 67,200            169,344
 * Stoneridge, Inc.                                                      43,600            682,776
 * StorageNetworks, Inc. Escrow
     Shares                                                              60,800              1,648
 * Stratasys, Inc.                                                       17,400            451,878
 * Strategic Diagnostics, Inc.                                           32,700            132,762
   Strategic Distribution, Inc.                                           3,029             39,347
 * Stratesec, Inc.                                                        7,300                 58
 * Stratex Networks, Inc.                                               142,518            417,578

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Stratos International, Inc.                                           20,936    $       119,126
 * Strattec Security Corp.                                                4,100            238,866
 * Stratus Properties, Inc.                                               7,050             88,125
   Strayer Ed, Inc.                                                       8,300            967,697
   Stride Rite Corp.                                                     65,100            686,805
   Sturm Ruger & Co., Inc.                                               45,700            541,545
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                       18,500                  0
   Suffolk Bancorp                                                        8,600            273,136
 * Summa Industries, Inc.                                                 5,200             49,712
   Summit Bancshares, Inc.                                                2,000             56,500
   Summit Bank Corp.                                                      2,520             42,336
 * SumTotal Systems, Inc.                                                28,067            181,032
 * Sun Bancorp, Inc.                                                     23,736            528,601
   Sun Hydraulics, Inc.                                                   4,900             60,613
 * Sunair Electronics, Inc.                                               3,000             17,220
 * Sundance Homes, Inc.                                                   3,000                 17
 * SunLink Health Systems, Inc.                                           1,048              5,450
*# Sunrise Senior Living, Inc.                                           36,065          1,299,783
   Sunrise Telecom, Inc.                                                  3,700              9,842
 * Suntron Corp.                                                          5,265             40,698
 * Superconductor Technologies, Inc.                                     83,940             96,531
 * Supergen, Inc.                                                        72,390            547,992
 * Superior Consultant Holdings Corp.                                    10,700             66,768
 * Superior Energy Services, Inc.                                       126,500          1,157,475
 # Superior Industries International, Inc.                               45,400          1,482,310
   Superior Uniform Group, Inc.                                           7,000            115,500
 * Supertex, Inc.                                                        21,800            341,606
 * SupportSoft, Inc.                                                     71,600            703,112
   Supreme Industries, Inc.                                              11,408             77,004
*# SureBeam Corp.                                                        12,725                115
   SureWest Communications                                               24,112            773,272
*# SurModics, Inc.                                                       29,700            662,310
   Susquehanna Bancshares, Inc.                                          67,800          1,649,574
 * Swift Energy Corp.                                                    47,000            949,400
 * Swift Transportation, Inc.                                             4,200             75,432
 * Swisher International, Inc.                                              700                770
*# Switchboard, Inc.                                                     30,600            236,538
   SWS Group, Inc.                                                       29,118            469,382
 * Sybron Dental Specialties, Inc.                                       65,300          1,778,772
 * Sycamore Networks, Inc.                                              226,952          1,000,858
 * Sykes Enterprises, Inc.                                               65,328            408,953
 * Sylvan, Inc.                                                           5,400             65,070
 * Symmetricom, Inc.                                                     82,767            653,859
 * Syms Corp.                                                            28,200            229,548
 * Symyx Technologies                                                    54,200          1,305,678
 * Synalloy Corp.                                                         5,900             54,988
 * Synaptics, Inc.                                                       42,000            805,140
 * Synovis Life Technologies, Inc.                                       19,500            175,500
 * Synplicity, Inc.                                                      40,975            239,704
   Syntel, Inc.                                                          67,148          1,272,455
 * Synthetech, Inc.                                                      16,400             20,828
*# Syntroleum Corp.                                                      66,566            419,366
   Sypris Solutions, Inc.                                                28,163            535,097
 * Systemax, Inc.                                                        40,100            248,620
 * T-3 Energy Services, Inc.                                              1,250              8,219
 * Tag-It Pacific, Inc.                                                  16,500             78,870
 * Taitron Components, Inc.                                               5,000             12,950
*# Take Two Interactive Software                                         32,200            958,594
 * TALK America Holdings, Inc.                                           44,509            418,830
   TALX Corp.                                                            23,038            534,482
   Tandy Brand Accessories, Inc.                                          5,900    $        79,296
 * Tanox, Inc.                                                           75,600          1,245,132
 * Tarantella, Inc.                                                       3,300              5,330
 * Tarrant Apparel Group                                                 32,800             61,992
   Tasty Baking Co.                                                      17,400            164,082
   TB Woods Corp.                                                         7,600             58,140
 * TBA Entertainment Corp.                                                7,300              4,818
 * TBC Corp.                                                             37,250            945,778
 * TEAM America, Inc.                                                     2,800                  0
 * Team, Inc.                                                             7,600            119,320
 * TeamStaff, Inc.                                                       20,200             46,056
   Tech/Ops Sevcon, Inc.                                                  3,100             18,042
   Teche Holding Co.                                                        700             24,938
 * Techne Corp.                                                          45,700          1,770,875
 * Technical Communications Corp.                                           400              1,700
 * Technical Olympic USA, Inc.                                            8,500            276,675
 * Technitrol, Inc.                                                      68,600          1,427,566
   Technology Research Corp.                                              9,700            101,753
 * Technology Solutions Corp.                                            42,400             45,792
 * TechTeam Global, Inc.                                                 20,800            159,765
   Tecumseh Products Co. Class A                                         23,400            868,608
 * Tegal Corp.                                                            5,000              8,300
*# Tejon Ranch Co.                                                       13,900            482,747
*# Tekelec                                                              105,900          1,760,058
 * TeleCommunication Systems, Inc.                                       40,500            205,335
 * Teledyne Technologies Inc.                                            55,200          1,016,784
 * Teletech Holdings, Inc.                                              121,600            914,432
 * Telik, Inc.                                                           73,800          1,690,020
 * Telular Corp.                                                         22,000            244,398
 * TenFold Corp.                                                          4,500              7,875
   Tennant Co.                                                           15,300            581,400
 * Tenneco Automotive, Inc.                                              71,200            909,224
 * Terayon Communication Systems, Inc.                                  123,500            339,625
 * Terex Corp.                                                           58,021          1,711,039
 * Terra Industries, Inc.                                               131,500            608,845
 * Tesoro Petroleum Corp.                                               103,400          2,462,988
 * Tessco Technologies, Inc.                                              4,500             79,830
 * Tetra Tech, Inc.                                                      91,126          1,545,497
 * Tetra Technologies, Inc.                                              37,900            902,399
   Texas Industries, Inc.                                                35,900          1,322,915
   Texas Regional Banchshares, Inc.
     Class A                                                             50,440          2,221,882
   Texas United Bancshares, Inc.                                            100              1,760
   TF Financial Corp.                                                     2,600             77,311
 * Thackeray Corp.                                                        4,100              5,535
 * The Banc Corp.                                                        27,800            190,152
   The Brink's Co.                                                       86,818          2,685,281
 * The Dress Barn, Inc.                                                  51,400            900,014
 * The Geo Group, Inc.                                                   25,000            483,750
   The Marcus Corp.                                                      35,200            570,240
 * The Medicines Co.                                                     75,791          2,436,681
 # The Phoenix Companies, Inc.                                          160,700          1,881,797
 * The Rowe Companies                                                    13,100             59,605
 * The Sports Authority, Inc.                                            43,506          1,483,555
 * Theragenics Corp.                                                     50,900            217,343
 * Therma-Wave, Inc.                                                     56,989            225,107
 * Thermwood Corp.                                                          200                163
 * TheStreet.com, Inc.                                                   41,600            156,416
 * Third Wave Technologies                                               66,386            321,972
 # Thomas & Betts Corp.                                                  93,500          2,287,010
 * Thomas Group, Inc.                                                     4,000              6,000

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Thomas Industries, Inc.                                               29,250    $       995,085
*# Thoratec Corp.                                                        94,843          1,383,759
*# THQ, Inc.                                                             64,700          1,364,523
 * Three-Five Systems, Inc.                                              35,599            190,811
 * TIBCO Software, Inc.                                                 172,330          1,430,339
 * Tickets.com, Inc.                                                      1,600                760
 * Tier Technologies, Inc. Class B                                       30,900            336,192
   TierOne Corp.                                                         30,553            637,336
 * TII Network Technologies, Inc.                                        11,260             15,764
   Timberland Bancorp, Inc.                                               3,900             86,580
 * Timco Aviation Services, Inc.                                          2,749              1,100
 * Time Warner Telecom, Inc.                                             77,187            328,817
 * Tipperary Corp.                                                       17,900             58,533
   Titan International, Inc.                                             19,600            208,740
 * Titan Pharmaceuticals, Inc.                                           49,300            162,690
 * Titanium Metals Corp.                                                  3,170            286,093
 * TiVo, Inc.                                                           135,426          1,030,592
 * TL Administration Corp.                                                  200                  6
 * TLC Vision Corp.                                                      33,060            343,493
   Todd Shipyards Corp.                                                   6,300            110,880
 * Todhunter International, Inc.                                          4,600             64,400
 * Tofutti Brands, Inc.                                                   6,900             22,080
 * Tollgrade Communications, Inc.                                        23,091            255,156
   Tompkins County Trustco, Inc.                                            363             16,313
 * Too, Inc.                                                             58,500            984,555
   Topps, Inc.                                                           68,886            597,242
 * Torch Offshore, Inc.                                                  23,300             61,512
 * Toreador Resources Corp.                                               4,900             25,774
   Toro Co.                                                              39,200          2,516,640
 * Total Entertainment Restaurant Corp.                                  16,761            219,050
*# Tower Automotive, Inc.                                                97,500            361,725
   Track Data Corp.                                                       5,600              5,600
 * Tractor Supply Co.                                                    43,600          1,679,908
 * Tradestation Group, Inc.                                              70,500            480,105
   Traffix, Inc.                                                         22,900            158,926
 * Trailer Bridge, Inc.                                                   9,800             54,390
 * Trammell Crow Co.                                                     59,500            756,245
 * Trans World Entertainment Corp.                                       61,000            608,780
 * Transact Technologies, Inc.                                            8,550            275,481
 * Transaction Systems Architects, Inc.                                  64,900          1,224,663
 * TransAxis, Inc.                                                           72                  5
 * Transcat, Inc.                                                         6,100             19,270
 * Transgenomic, Inc.                                                    21,900             33,945
 * Transkaryotic Therapies, Inc.                                         58,500            843,570
 * Transmeta Corp.                                                      263,500            574,430
 * Transmontaigne Oil Co.                                                61,500            357,930
 * Transport Corp. of America                                             5,200             37,440
 * Transport Industries, Inc.                                             1,400              2,254
 * Transpro, Inc.                                                        16,100             95,393
 * Transtechnology Corp.                                                  6,200             42,780
 * TransTexas Gas Corp. Class A                                             236                  5
*# Transwitch Corp.                                                      40,600             62,524
 * Travis Boats & Motors, Inc.                                            3,300              2,604
 * TRC Companies, Inc.                                                   23,500            387,985
   Tredegar Industries, Inc.                                             61,491            888,545
*# Trenwick Group, Ltd.                                                  11,975                108
*# Trestle Holdings Inc.                                                    450              1,125
 * Trex Co., Inc.                                                        25,000            908,250
 * Triad Guaranty, Inc.                                                  24,500          1,407,770
   Triarc Companies, Inc. Class A                                        33,300            361,305
   Triarc Companies, Inc. Class B                                        49,000            524,790
   Trico Bancshares                                                       9,900    $       180,774
*# Trico Marine Services, Inc.                                           57,100             13,133
 * Trident Microsystems, Inc.                                            38,500            589,050
 * Trimble Navigation, Ltd.                                              85,150          2,300,753
 * Trimedyne, Inc.                                                        4,300              3,870
 * Trimeris, Inc.                                                        36,700            538,022
 # Trinity Industries, Inc.                                              74,900          2,142,889
 * Trio-Tech International                                                  400              1,848
 * TriPath Imaging, Inc.                                                 64,452            591,669
 * Tripath Technology, Inc.                                              63,251            238,456
 * Tripos, Inc.                                                          10,620             59,366
 * Triquint Semiconductor, Inc.                                         221,397          1,235,395
 * Triton PCS Holdings, Inc.                                            103,600            488,992
 * Triumph Group                                                         26,302            836,667
 * TriZetto Group, Inc.                                                  79,700            520,441
 * TRM Corp.                                                              7,000             97,090
*# Tropical Sportswear International
     Corp.                                                               18,175             39,985
 * Trover Solutions, Inc.                                                 9,300             63,240
 * Troy Group, Inc.                                                      13,800             45,264
 * Trump Hotels & Casino Resorts, Inc.                                   49,100             96,727
   Trustco Bank Corp.                                                   125,752          1,623,458
   TSR, Inc.                                                              4,400             29,436
 * TTM Technologies, Inc.                                                69,000            786,600
 * Tuesday Morning Corp.                                                 69,300          1,978,515
 * Tufco Technologies, Inc.                                               4,500             38,205
 * Tularik, Inc.                                                        104,551          2,586,592
 * Tumbleweed Communications Corp.                                       74,095            368,993
 # Tupperware Corp.                                                      99,500          1,817,865
 * TurboChef Technologies, Inc.                                          20,500             80,975
 * Turnstone Systems, Inc.                                                   65                  9
 * Tut Systems, Inc.                                                     32,400            100,116
 * Tweeter Home Entertainment
     Group, Inc.                                                         41,100            273,726
   Twin Disc, Inc.                                                        2,800             61,600
 * Tyler Technologies, Inc.                                              70,500            627,450
*# U.S. Aggregates, Inc.                                                  1,600                  4
 * U.S. Concrete, Inc.                                                   44,900            313,402
 * U.S. Physical Therapy, Inc.                                           20,372            251,798
 * U.S. Xpress Enterprises, Inc.
     Class A                                                             10,823            140,158
 * UbiquiTel, Inc.                                                       84,490            357,393
 * UFP Technologies, Inc.                                                 3,800             12,350
   UGI Corp.                                                             42,900          1,376,661
 * UICI                                                                  78,700          1,564,556
   UIL Holdings Corp.                                                    24,600          1,092,240
 * Ulticom, Inc.                                                         70,508            662,775
*# Ultimate Electronics, Inc.                                            23,500             84,130
 * Ultimate Software Group, Inc.                                         35,000            449,750
 * Ultradata Systems, Inc.                                                2,000              3,300
 * Ultralife Batteries, Inc.                                             13,100            261,607
 * Ultratech Stepper, Inc.                                               39,500            601,980
   UMB Financial Corp.                                                   35,765          1,818,650
   Umpqua Holdings Corp.                                                 48,203            916,821
*# Unapix Entertainment, Inc.                                             6,100                 25
 * Unico American Corp.                                                   5,500             32,401
 * Unifi, Inc.                                                           83,334            194,168
   Unifirst Corp.                                                        14,350            373,100
 * Uni-Marts, Inc.                                                        6,500             14,235
   Union Bankshares Corp.                                                   170              5,106
   Union Community Bancorp                                                2,300             41,044

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Uniroyal Technology Corp.                                             13,300    $            13
 # Unisource Energy Corp.                                                67,080          1,655,534
 * Unit Corp.                                                            77,700          2,213,673
   United Auto Group, Inc.                                               66,400          1,920,952
   United Bankshares, Inc. WV                                            47,960          1,496,352
   United Community Banks, Inc.                                          59,351          1,404,838
   United Community Financial Corp.                                      51,972            629,381
   United Financial Corp.                                                   660             16,368
 * United Financial Mortgage Corp.                                        9,400             48,880
   United Fire & Casualty Co.                                             6,200            343,170
   United Guardian, Inc.                                                  1,900             12,084
   United Industrial Corp.                                               22,300            468,300
 * United Natural Foods, Inc.                                            67,300          1,702,017
 * United Online, Inc.                                                  108,403          2,036,892
 * United PanAm Financial Corp.                                             600              8,700
 * United Rentals, Inc.                                                 121,600          2,079,360
 * United Retail Group, Inc.                                             20,666             56,832
 * United Road Services, Inc.                                               720                 83
 # United Security Bancshares                                             2,000             44,600
 * United Stationers, Inc.                                               55,300          2,085,363
 * United Surgical Partners International,
     Inc.                                                                46,502          1,814,043
 * United Therapeutics Corp.                                             36,300            858,858
   Unitil Corp.                                                           4,700            122,670
   Unity Bancorp, Inc.                                                    5,460             70,980
 * Universal Access Global Holdings,
     Inc.                                                                 2,235              2,436
 * Universal American Financial Corp.                                    92,000          1,007,400
 * Universal Compression Holdings, Inc.                                  50,949          1,507,581
   Universal Corp.                                                       42,700          2,009,462
 * Universal Display Corp.                                               47,100            540,708
 * Universal Electronics, Inc.                                           23,300            343,442
   Universal Forest Products, Inc.                                       30,373            879,602
 * Universal Stainless & Alloy Products,
     Inc.                                                                 6,000             64,986
   Unizan Financial Corp.                                                33,197            855,819
 * Unova, Inc.                                                          102,800          1,783,580
 * UQM Technologies, Inc.                                                33,300             99,900
 * Urologix, Inc.                                                        23,842            334,980
 * URS Corp.                                                             68,913          1,735,229
*# US Airways Group, Inc.                                                 8,800             22,968
*# US Energy Corp.                                                       11,500             26,910
 * US LEC Corp.                                                          61,736            238,918
 * US Oncology, Inc.                                                    134,682          1,974,438
 * USA Truck, Inc.                                                        9,300            107,973
*# USAir Group, Inc.                                                     84,700              6,903
 * USANA, Inc.                                                           32,800            913,152
   USB Holding Co., Inc.                                                 17,099            376,520
*# USDATA Corp.                                                           2,820                113
   Usec, Inc.                                                           142,531          1,116,018
   USF Corp.                                                             47,037          1,352,314
 * Utah Medical, Inc.                                                     5,000            129,525
*# V.I. Technologies, Inc.                                               57,100             59,955
*# VA Software Corp.                                                     97,900            231,044
   Vail Banks Inc.                                                        1,300             16,250
 * Vail Resorts, Inc.                                                    46,600            696,670
*# Valence Technology, Inc.                                              20,900             81,719
   Valhi, Inc.                                                           14,240            158,064
 * Valley National Gases, Inc.                                            4,200             41,790
   Valmont Industries, Inc.                                              40,500            842,400
 * Valpey Fisher Corp.                                                    1,650              5,511
   Value Line, Inc.                                                       9,900    $       383,328
 * ValueClick, Inc.                                                     134,300          1,469,242
 * Valuevision Media, Inc. Class A                                       60,947            731,364
 * Vans, Inc.                                                            28,700            585,767
 * Varian Semiconductor Equipment
     Associates, Inc.                                                    51,200          1,882,624
 * Varian, Inc.                                                          54,100          2,407,450
 * Variflex, Inc.                                                         4,600             30,820
 * Vascular Solutions, Inc.                                              23,700            255,960
 * Vastera, Inc.                                                         75,179            259,368
 * Vaxgen, Inc.                                                          42,400            672,888
 * VCA Antech, Inc.                                                      65,062          2,797,666
   Vector Group, Ltd.                                                    66,457          1,056,666
 * Veeco Instruments, Inc.                                               49,700          1,283,254
 * Ventana Medical Systems, Inc.                                         29,014          1,497,122
 * Venture Catalyst, Inc.                                                 7,200              3,240
 * Verilink Corp.                                                        25,100            112,950
 * Veritas DGC, Inc.                                                     57,700          1,104,378
 * Verity, Inc.                                                          64,200            892,380
 * Vermont Pure Holdings, Ltd.                                           17,300             52,419
 * Versant Corp.                                                          5,400             11,016
 * Versar, Inc.                                                           8,700             44,718
 * Verso Technologies, Inc.                                              26,319             41,716
 * Vertex Pharmaceuticals, Inc.                                         132,888          1,169,414
 * Verticalbuyer Inc.                                                       920                  7
   Vesta Insurance Group, Inc.                                           60,500            359,975
 * Vestin Group, Inc.                                                       400              1,000
 * Vialta, Inc.                                                          40,295             15,312
 * Viasat, Inc.                                                          44,800          1,032,192
 * Vical, Inc.                                                           34,255            188,745
 * Vicon Industries, Inc.                                                 4,600             24,242
 * Vicor Corp.                                                           52,300            726,970
 * Vicuron Pharmaceuticals, Inc.                                         91,100          1,266,290
 # Video Display Corp.                                                    3,600             66,600
*# Viewpoint Corp.                                                       59,526            164,881
 * Vignette Corp.                                                       407,600            672,540
 * Viisage Technology, Inc.                                              58,895            577,760
   Vintage Petroleum, Inc.                                              109,300          1,703,987
 * Virage Logic Corp.                                                    35,727            269,024
 * Virbac Corp.                                                          22,000             66,000
   Virco Manufacturing Corp.                                             13,269             90,893
 * Virginia Commerce Bancorp, Inc.                                          400             11,380
 * Virologic, Inc.                                                       83,900            234,920
*# ViroPharma, Inc.                                                      44,725             82,294
 * Vision Sciences, Inc.                                                  5,100             21,318
 * Vista Medical Technologies, Inc.                                       7,500             11,100
   Visteon Corp.                                                        214,500          2,350,920
 * Visual Networks, Inc.                                                 31,900            102,718
 * Visx, Inc. DE                                                         87,400          2,054,774
 * Vital Images, Inc.                                                    18,200            176,904
   Vital Signs, Inc.                                                     21,956            592,812
 * VitalWorks, Inc.                                                      73,800            250,920
*# Vitech America, Inc.                                                  14,850                 67
 * Vitesse Semiconductor, Inc.                                           20,500            111,930
 * Vitria Technology, Inc.                                               53,942            153,195
 * Vivus, Inc.                                                           64,564            265,358
 * Vl Dissolution Corp                                                    3,101              1,930
   VLPS Lighting Services International,
     Inc.                                                                 4,800             20,040
 * Vodavi Technology, Inc.                                                4,300             20,468
 * Volt Information Sciences, Inc.                                       33,000            848,100

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Vulcan International Corp.                                               700    $        30,380
 * Vyyo, Inc.                                                            20,900            153,406
 * W-H Energy Services, Inc.                                             50,300            929,544
 * Wabash National Corp.                                                 45,800          1,204,540
   Wabtec Corp.                                                          76,000          1,253,240
   Walter Industries, Inc.                                               71,300            907,649
*# Warnaco Group, Inc.                                                    2,900                  3
 * Warnaco Group, Inc.                                                   61,372          1,223,144
   Warwick Community Bancorp, Inc.                                        5,000            153,500
   Warwick Valley Telephone Co.                                             300              6,300
   Washington Banking Co.                                                 4,680             75,348
   Washington Savings Bank FSB                                            2,400             24,936
   Washington Trust Bancorp, Inc.                                        21,855            549,653
 * Waste Connections, Inc.                                               49,200          2,091,000
   Waste Industries USA, Inc.                                            19,300            218,090
 * WatchGuard Technologoes, Inc.                                         56,780            369,638
 * Water Pik Technologies, Inc.                                           8,400            140,196
 * Waterlink, Inc.                                                       19,200                 16
   Waters Instruments, Inc.                                                 300              2,403
   Watsco, Inc. Class A                                                  37,400            978,758
   Watsco, Inc. Class B                                                   1,350             35,370
 * Watson Wyatt & Co., Holdings                                          55,900          1,461,785
   Watts Water Technologies, Inc.                                        40,400            980,508
   Wausau-Mosinee Paper Corp.                                            95,336          1,450,061
   Waypoint Financial Corp.                                              53,226          1,458,392
 * WCI Communities, Inc.                                                 74,500          1,657,625
   WD-40 Co.                                                             28,900            880,294
 * Webb Interactive Services, Inc.                                        5,300              3,339
 * Webco Industries, Inc.                                                 6,000             29,430
 * WebEx Communications, Inc.                                            73,680          1,739,585
 * webMethods, Inc.                                                      89,502            780,457
 * Websense, Inc.                                                        38,800          1,256,344
 * Weider Nutrition International, Inc.                                  10,500             48,720
   Weis Markets, Inc.                                                    19,607            669,579
   Wellco Enterprises, Inc.                                               1,000             19,100
   Wellman, Inc.                                                         65,300            519,135
 * Wells-Gardner Electronics Corp.                                        6,101             28,614
   Wesbanco, Inc.                                                        33,521            923,168
 * WESCO International, Inc.                                             67,900          1,125,782
   West Coast Bancorp                                                    25,609            563,654
 * West Marine, Inc.                                                     35,100            921,726
   West Pharmaceutical Services, Inc.                                    25,100            954,051
 * Westaff, Inc.                                                         24,300             63,180
   Westamerica Bancorporation                                             2,000             98,760
   Westar Energy, Inc.                                                   89,400          1,762,968
   Westbank Corp.                                                         4,740             89,254
 * Westcoast Hospitality Corp.                                           12,900             74,433
 * Westell Technologies, Inc.                                            89,580            492,690
   Western Gas Resources, Inc.                                           24,700          1,365,910
   Western Ohio Financial Corp.                                             900             29,835
 * Western Power & Equipment Corp.                                        3,373              1,231
 * Western Sierra Bancorp                                                 1,575             45,990
 * Westmoreland Coal Co.                                                    800             17,168
   Westwood Holdings Group, Inc.                                          6,479            112,540
 * Wet Seal, Inc. Class A                                                41,375            241,216
   Weyco Group, Inc.                                                        300             10,026
   WGL Holdings, Inc.                                                    14,000            385,140
 * White Electronics Designs Corp.                                       41,065            262,405
 * Whitehall Jewelers, Inc.                                              25,450            203,855
   Whitney Holdings Corp.                                                15,300            665,091
*# WHX Corp.                                                              6,333             10,259
 * Wickes, Inc.                                                           4,400    $           550
 * Wild Oats Markets, Inc.                                               51,350            695,793
 * William Lyon Homes, Inc.                                              12,600          1,130,220
 * Williams Industries, Inc.                                              1,200              4,218
 * Willis Lease Finance Corp.                                             9,500             78,375
   Willow Grove Bancorp, Inc.                                            17,451            265,430
 * Wilshire Financial Services Group,
     Inc.                                                                   137              1,232
 * Wilshire Oil Co. of Texas                                              7,107             35,606
 * Wilson Greatbatch Technologies, Inc.                                  36,000            979,200
 * Wilsons The Leather Experts, Inc.                                     32,945            110,366
 * Wind River Systems, Inc.                                             138,596          1,426,153
 * Winmark Corp.                                                          3,800             96,900
 # Winn-Dixie Stores, Inc.                                              241,000          1,525,530
   Winnebago Industries, Inc.                                            57,600          1,635,840
   Wintrust Financial Corp.                                              34,250          1,627,560
 * Wireless Facilities, Inc.                                            113,651          1,077,411
   Wireless Telecom Group, Inc.                                          28,800             85,968
 * Wireless WebConnect!, Inc.                                             8,900                 24
 * Wiser Oil Co.                                                         26,300            277,991
 * Witness Systems, Inc.                                                 44,500            641,245
 * WJ Communications, Inc.                                               50,400            161,280
 * WMS Industries, Inc.                                                  50,800          1,559,560
 * Wolverine Tube, Inc.                                                  20,100            228,738
   Wolverine World Wide, Inc.                                            67,000          1,765,450
 * Women First HealthCare, Inc.                                           1,500                 34
   Woodhead Industries, Inc.                                             20,557            309,588
   Woodward Governor Co.                                                 18,900          1,255,905
 * World Acceptance Corp.                                                32,000            572,480
*# World Access, Inc.                                                    35,372                 48
   World Fuel Services Corp.                                             18,300            806,481
   World Wrestling Federation
     Entertainment, Inc.                                                 22,700            275,578
*# WorldGate Communications, Inc.                                         6,500             13,455
 * WorldQuest Networks, Inc.                                              1,500              4,772
 * Worldwide Restaurant Concepts, Inc.                                   52,200            174,348
   Worthington Industries, Inc.                                          65,400          1,251,756
   WPS Resources Corp.                                                   31,200          1,412,112
 * Wright Medical Group, Inc.                                            56,500          1,833,990
   WSI Industries, Inc.                                                   2,000              5,338
   X-Rite, Inc.                                                          35,163            470,481
 * Xanser Corp.                                                          42,800            108,284
 * Xeta Corp.                                                             9,200             46,911
 * Xicor, Inc.                                                           45,974            691,909
 * Yankee Candle Co., Inc.                                               65,200          1,825,600
   Yardville National Bancorp                                            16,400            412,460
 * Yellow Roadway Corp.                                                  22,982            820,687
   York International Corp.                                              41,200          1,523,576
 * Young Broadcasting, Inc. Class A                                      29,507            422,540
 * Zapata Corp.                                                           2,340            159,120
   Zenith National Insurance Corp.                                       18,600            859,878
 * Zevex International, Inc.                                              3,400             11,628
 * Zhone Technologies, Inc.                                              37,400            122,672
 * Zila, Inc.                                                            76,307            388,403
*# Zix Corp.                                                             51,726            462,430
 * Zoll Medical Corp.                                                    14,622            451,820
*# Zoltek Companies, Inc.                                                27,800            202,384
 * Zomax, Inc.                                                           51,700            196,977
 * Zones, Inc.                                                           13,500             36,450
 * Zoran Corp.                                                           68,635          1,205,917
 * Zygo Corp.                                                            28,600            303,160

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Zymetx, Inc.                                                           8,600    $           452
 * Zymogenetics, Inc.                                                    88,239          1,404,765
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $1,513,392,652)                                                              1,723,375,415
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                       30                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                       30                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                 0                  0
*# Angeion Corp. Warrants 10/31/07                                          215                  0
 * Aura Systems, Inc. Warrants 05/31/05                                   1,262                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                24                184
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                    9,947             46,950
 * CSF Holding, Inc. Litigation Rights                                    3,250                  0
 * Danielson Holding Corp. Rights
     06/09/04                                                            33,400                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                      971                583
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                       22                  0
 * Imperial Sugar Co. Warrants 08/29/08                                     498              1,006
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                               188                 39
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                               582                134
*  Magnum Hunter Resources
     Warrants 03/21/05                                                    7,200              4,320
*  Orbital Science Corp. Warrants
     08/31/04                                                               152              1,193
*# OSI Pharmaceutical, Inc. Rights                                        4,829              1,859
*  PMR Corp. Contingent Value Rights
     08/05/04                                                             7,300                  7
*  Timco Aviation Services Warrants
     02/27/07                                                             6,696                  1
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,107)                                                                           56,276
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                     (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                                $             2    $             0
 * Timco Aviation Services, Inc.                                              3                  0
                                                                                   ---------------
TOTAL BONDS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (8.0%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $26,894,000
    FNMA Notes 1.50%, 09/21/05,
    valued at $26,725,913) to be
    repurchased at $26,332,604
    (Cost $26,330,000)                                                   26,330         26,330,000
  Repurchase Agreement, Merrill Lynch
    Triparty Repo 0.96%, 06/01/04 (Collateralized by
    $124,075,000 U.S. Treasury Obligations rates ranging
    from 2.125% to 6.00%, maturities ranging from
    08/15/04 to 08/31/04, valued at $125,930,146) to be
    repurchased at $123,472,650
    (Cost $123,459,481)^                                                123,459        123,459,481
                                                                                   ---------------
TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $149,789,481)                                                                 149,789,481
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,663,626,240)++                                                         $ 1,873,221,172
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $1,666,038,387.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (93.8%)
 * 1-800 CONTACTS, Inc.                                                  69,529    $     1,022,076
 * 1-800-FLOWERS.COM, Inc.                                               75,997            728,811
   1st Source Corp.                                                      83,333          1,891,659
 # 21st Century Holding Co.                                                 700             13,657
 * 24/7 Real Media, Inc.                                                  4,040             23,472
 * 3-D Systems Corp.                                                    110,010          1,329,911
 * 4Kids Entertainment, Inc.                                             73,200          1,584,780
*# 8X8, Inc.                                                             84,000            222,600
 * @Road, Inc.                                                          200,691          1,784,143
 * A. B. Watley Group, Inc.                                               9,900              1,980
 * A.C. Moore Arts & Crafts, Inc.                                       104,800          2,777,200
 * A.D.A.M., Inc.                                                         5,100             10,710
*# aaiPharma, Inc.                                                      154,500            712,245
 * Aames Financial Corp.                                                    480              1,411
 * AAON, Inc.                                                           141,925          2,719,283
 * AAR Corp.                                                            174,137          1,668,232
 * Abaxis, Inc.                                                         146,800          2,740,756
   ABC Bancorp                                                           62,670          1,232,719
   Abigail Adams National Bancorp, Inc.                                   1,375             22,000
 * Abiomed, Inc.                                                        114,691          1,416,434
 * Able Laboratories, Inc.                                               90,105          1,675,953
 * Ablest, Inc.                                                          13,500             71,550
   Abrams Industries, Inc.                                               17,100             71,820
 * Acacia Research-Acacia Technologies
     Common Stock                                                        68,050            421,910
 * Acacia Research-CombiMatrix Corp.                                     34,190            135,050
 * Accelrys, Inc.                                                       206,100          2,058,939
 * Access Pharmaceuticals, Inc.                                          71,200            399,432
*# Acclaim Entertainment, Inc.                                          117,200             49,341
 * Ace Cash Express, Inc.                                               105,275          2,505,545
 * Ace Comm Corp.                                                        78,700            192,028
   Aceto Corp.                                                          129,375          2,079,056
 * Aclara Biosciences, Inc.                                              89,200            338,960
 * Acme Communications, Inc.                                            120,000            928,800
 * Acme United Corp.                                                     30,407            212,849
 * ACT Manufacturing, Inc.                                                1,000                  5
 * ACT Teleconferencing, Inc.                                            79,000            203,109
 * Actel Corp.                                                          137,796          2,750,408
   Action Performance Companies, Inc.                                    98,900          1,498,335
 * ActivCard Corp.                                                      196,539          1,255,884
 * Active Power, Inc.                                                   227,100            794,850
 * Actuate Corp.                                                        303,904          1,136,601
   Adams Resources & Energy, Inc.                                        68,250            948,675
*# Addvantage Technologies Group, Inc.                                    1,500              8,137
 * ADE Corp.                                                             81,400          1,709,400
 * Adept Technology, Inc.                                                30,000             28,500
 * Administaff, Inc.                                                    140,700          2,327,178
 * Adolor Corp.                                                         271,636          3,792,039
 * Advanced Digital Information Corp.                                    13,700            122,615
 * Advanced Energy Industries, Inc.                                     111,206          1,704,788
*# Advanced Magnetics, Inc.                                              64,200            629,802
   Advanced Marketing Services, Inc.                                    132,075          1,462,070
 * Advanced Nutraceuticals, Inc.                                            475              2,137
*# Advanced Photonix, Inc. Class A                                       68,300            161,188
 * Advanced Power Technology, Inc.                                       73,800            974,898
   Advanta Corp. Class A                                                 58,683    $       948,317
   Advanta Corp. Class B Non-Voting                                      92,946          1,474,124
 * Advantage Marketing Systems, Inc.                                      1,400              8,316
 * Advent Software, Inc.                                                175,376          3,318,114
 * Aehr Test Systems                                                     57,400            229,600
 * AEP Industries, Inc.                                                  60,750            646,927
 * Aerosonic Corp.                                                       33,100            231,700
 * Aether Systems, Inc.                                                 229,876            783,877
 * Aetrium, Inc.                                                         87,300            801,414
 * AFC Enterprises, Inc.                                                  9,700            196,425
 * Affinity Technology Group, Inc.                                        1,700                139
 * Aftermarket Technology Corp.                                         151,100          2,212,104
 * Agile Software Corp.                                                 277,568          2,220,544
 * Agility Capital, Inc.                                                 13,400                 87
   Agilysys, Inc.                                                       172,338          2,121,481
 * Air Methods Corp.                                                     70,800            562,152
 * Airnet Systems, Inc.                                                  96,100            411,308
 * Airspan Networks, Inc.                                               116,005            643,828
 * AK Steel Holding Corp.                                               286,200          1,310,796
*# Akorn, Inc.                                                          202,000            666,600
*# Aksys, Ltd.                                                          160,300            974,624
   Alamo Group, Inc.                                                     70,700          1,106,455
 * Alaska Air Group, Inc.                                                80,600          1,660,360
 * Alaska Communications Systems
     Group, Inc.                                                        198,600          1,280,970
 * Albany Molecular Research, Inc.                                      171,240          2,164,474
 * Alcide Corp.                                                          18,000            370,080
 * Alderwoods Group, Inc.                                                21,000            271,110
 # Aldila, Inc.                                                          33,233            505,474
 * Alexion Pharmaceuticals, Inc.                                        118,570          2,377,328
   Alico, Inc.                                                           53,400          1,885,020
 * All American Semiconductor, Inc.                                      45,140            411,225
   Allen Organ Co. Class B                                                4,700            235,000
 * Alliance Imaging, Inc.                                               317,000          1,217,280
 * Alliance Semiconductor Corp.                                         201,818          1,204,853
 * Allied Defense Group, Inc.                                            48,640            853,146
 * Allied Healthcare International, Inc.                                146,800            738,404
 * Allied Healthcare Products, Inc.                                      65,800            357,294
 * Allied Holdings, Inc.                                                 73,100            372,810
 * Allied Motion Technologies, Inc.                                      34,580            178,779
*# Allos Therapeutics, Inc.                                             159,677            295,402
 * Allou Health Care, Inc. Class A                                       56,700                  6
 * Alloy, Inc.                                                          215,380          1,079,054
 * Allscripts Healthcare Solutions, Inc.                                206,200          1,698,882
 * Almost Family, Inc.                                                   11,500             90,907
 * Alpha Technologies Group, Inc.                                        87,200            122,080
 * Alpine Group, Inc.                                                    87,800            179,288
 * Alteon, Inc.                                                         231,200            300,560
*# Alterra Healthcare Corp.                                             139,000                 14
   Ambassadors Group, Inc.                                               70,300          1,447,477
   Ambassadors, Inc.                                                     70,300            901,949
 * AMC Entertainment, Inc.                                              179,200          2,705,920
 * Amcast Industrial Corp.                                               86,800            351,540
   Amcol International Corp.                                            158,200          2,641,940
   Amcore Financial, Inc.                                                 5,400            156,978
 * Amedisys, Inc.                                                        65,826          1,640,384

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * AMEN Properties, Inc.                                                 12,375    $        30,801
 * Amerco, Inc.                                                          13,605            340,261
 * America Services Group, Inc.                                          38,200          1,375,200
*# America West Holdings Corp. Class B                                  180,400          1,807,608
 * American Banknote Corp.                                                  595                170
   American Biltrite, Inc.                                               57,750            563,062
 * American Building Control, Inc.                                      108,300            202,521
*# American Business Financial
     Services, Inc.                                                      35,450            116,279
 * American Claims Evaluation, Inc.                                       3,100              8,959
 * American Dental Partners, Inc.                                        57,700            983,785
 * American Ecology Corp.                                               106,400            931,000
*# American Healthways, Inc.                                             94,400          1,939,920
 * American Indemnity Financial Escrow                                   16,700             16,700
 * American Independence Corp.                                           14,733            229,540
 * American Locker Group, Inc.                                           32,200            364,504
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                     102,100                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                  102,100                  0
 * American Medical Security Group,
     Inc.                                                               101,000          2,608,830
   American Pacific Corp.                                                66,400            484,720
 * American Physicians Capital, Inc.                                     45,800          1,055,690
 * American Physicians Services Group,
     Inc.                                                                36,700            359,660
 * American Retirement Corp.                                            138,600            623,700
 * American Science & Engineering,
     Inc.                                                                61,500          1,061,490
   American Shared Hospital Services                                     26,800            152,224
   American Software, Inc. Class A                                      292,000          1,865,880
   American States Water Co.                                             80,800          1,890,720
 * American Superconductor Corp.                                        147,976          1,858,579
 * American Technical Ceramics Corp.                                     68,100            602,685
   American Vanguard Corp.                                                5,998            230,323
 * American West Bancorporation                                          14,733            264,015
   American Woodmark Corp.                                               64,660          3,720,536
   Americana Bancorp, Inc.                                               20,350            330,687
 * America's Car-Mart, Inc.                                              41,000          1,209,500
 * AmeriServe Financial, Inc.                                           176,775          1,016,456
   Ameristar Casinos, Inc.                                               42,080          1,381,907
   Ameron International Corp.                                            56,800          1,767,048
 * Amistar Corp.                                                         27,800             62,689
 * AML Communications, Inc.                                              61,500             89,175
 * AMN Healthcare Services, Inc.                                        151,800          2,307,360
   Ampco-Pittsburgh Corp.                                                81,300          1,054,461
 * Ampex Corp. Class A                                                    7,565             13,239
   Amrep Corp.                                                           63,610          1,092,820
 * Amsurg Corp.                                                          66,946          1,516,338
 * Amtech Systems, Inc.                                                   2,400             12,192
 * AMX Corp.                                                             98,000            979,020
 * Anacomp, Inc.                                                              0                  3
 * Anadigics, Inc.                                                      167,800            827,254
 * Analex Corp.                                                          34,500            124,200
   Analogic Corp.                                                        22,672          1,045,859
 * Analysts International Corp.                                         190,092            568,375
*# Analytical Surveys, Inc.                                               5,670             14,175
 * Anaren, Inc.                                                         111,500          1,775,080
   Anchor Bancorp Wisconsin, Inc.                                       121,529          3,204,720
   Andersons, Inc.                                                       51,500            888,890
*# Andrew Corp.                                                           3,590             70,543
 * Angeion Corp.                                                          1,294    $         1,915
   Angelica Corp.                                                        48,200          1,074,860
 * Angelo & Maxie's, Inc.                                                15,333             16,406
 * Anika Therapeutics, Inc.                                              64,600            910,925
 * Ansoft Corp.                                                         114,500          1,701,470
 * AnswerThink, Inc.                                                    249,049          1,596,653
 * Ansys, Inc.                                                          139,700          6,018,276
 * Anthony and Sylvan Pools Corp.                                        57,410            241,122
*# Antigenics, Inc.                                                     234,997          1,896,426
 * AP Pharma, Inc.                                                      193,400            642,088
 * APA Optics, Inc.                                                      41,400            103,500
 * APAC Teleservices, Inc.                                              389,119            867,735
 * Aphton Corp.                                                         189,794            855,971
   Apogee Enterprises, Inc.                                             241,900          2,409,324
 * Apogee Technology, Inc.                                                1,000              8,830
 * Applica, Inc.                                                        127,300          1,250,086
 * Applied Extrusion Technologies, Inc.                                 114,100            119,805
 * Applied Films Corp.                                                   78,701          2,128,862
 * Applied Imaging Corp.                                                 48,000             56,160
   Applied Industrial Technologies, Inc.                                104,700          2,800,725
 * Applied Innovation, Inc.                                             142,800            571,200
   Applied Signal Technologies, Inc.                                     94,700          2,959,375
 * Applix, Inc.                                                         121,600            535,040
 * Apropos Technology, Inc.                                              91,500            371,490
 * aQuantive, Inc.                                                      160,407          1,613,694
 * Aradigm Corp.                                                        226,000            246,340
   Arch Chemicals, Inc.                                                 118,449          3,142,452
 * Arch Wireless, Inc.                                                   36,612          1,160,234
   Arctic Cat, Inc.                                                      79,082          1,822,840
*# Ardent Communications, Inc.                                           20,000                 50
 * Arena Pharmaceuticals, Inc.                                          136,553            800,201
 * Argonaut Group, Inc.                                                 128,700          2,236,806
 * Argonaut Technologies, Inc.                                           97,100            158,273
 * Ariad Pharmaceuticals, Inc.                                          278,271          2,988,631
 * Ark Restaurants Corp.                                                 21,400            472,940
 * Arlington Hospitality, Inc.                                           60,600            206,040
*# Armstrong Holdings, Inc.                                              52,400             46,112
*# Arotech Corp                                                          40,800            103,632
 * Arqule, Inc.                                                         155,100            899,580
 * Array BioPharma, Inc.                                                154,220          1,462,006
 # Arrhythmia Research Technology, Inc.                                  16,475            209,562
 * Arris Group, Inc.                                                    341,000          2,155,120
   Arrow Financial Corp.                                                 84,512          2,484,653
 * Art Technology Group, Inc.                                            69,900             95,763
   Artesian Resources Corp. Class A                                         700             19,096
 * Artesyn Technologies, Inc.                                           210,200          1,921,228
 * Arthrocare Corp.                                                     114,861          2,811,797
*# Artificial Life, Inc.                                                    100                 66
 * Artisan Components, Inc.                                             206,056          5,219,398
 * Artisoft, Inc.                                                        23,716             61,899
 * Arts Way Manufacturing Co., Inc.                                         100                518
 * ASA International. Ltd.                                                  196                882
   ASB Financial Corp.                                                    4,500            103,500
 * Ashworth, Inc.                                                       132,700          1,060,273
 * Aspect Medical Systems, Inc.                                         103,010          1,567,812
 * Aspen Technology, Inc.                                               221,587          1,398,214
 * Aspeon, Inc.                                                           5,600                 56
*# Astea International, Inc.                                             21,160            220,276
 * Astec Industries, Inc.                                               101,161          1,751,097
   Astro-Med, Inc.                                                       54,422            576,873
 * Astronics Corp.                                                       36,681            185,606

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Astronics Corp. Class B                                               13,755    $        66,024
*# AstroPower, Inc.                                                      18,050                722
 * ASV, Inc.                                                             76,750          2,323,222
 * Asyst Technologies, Inc.                                             253,558          2,593,898
 * ATA Holdings Corp.                                                   155,900            989,965
 * Atari, Inc.                                                          527,469          1,466,364
 * AtheroGenics, Inc.                                                    69,916          1,642,327
 * Atlantic American Corp.                                              157,725            468,443
 * Atlantic Coast Airlines, Inc.                                        158,993            896,721
 * Atlantic Premium Brands, Ltd.                                         27,000             35,100
 * Atlantis Plastics, Inc.                                               34,800            537,660
 * Atlas Air Worldwide Holdings, Inc.                                    34,300              1,784
 * ATP Oil & Gas Corp.                                                  206,905          1,224,878
   Atrion Corp.                                                          15,400            665,896
 * Atrix Labs, Inc.                                                     115,994          3,165,476
 * ATS Medical, Inc.                                                     14,200             66,740
 * Atwood Oceanics, Inc.                                                 73,400          2,922,788
 * Audiovox Corp. Class A                                               109,490          1,524,101
 * August Technology Corp.                                               95,100          1,279,095
 * Ault, Inc.                                                            40,100            119,498
 * Aurora Foods, Inc.                                                        46                  0
*# Authentidate Holding Corp.                                           144,200          1,816,920
 * autobytel.com, Inc.                                                  212,814          2,223,906
 * Avalon Holding Corp. Class A                                          15,475             41,086
 * Avanex Corp.                                                         258,400            801,040
 * Avanir Pharmaceuticals Class A                                        69,500             96,605
 * Avant Immunotherapeutics, Inc.                                       385,440            936,619
 * Avatar Holdings, Inc.                                                 47,000          1,966,480
   Avatech Solutions, Inc.                                               12,186              9,749
 * Avi Biopharma, Inc.                                                  190,670            430,914
 * Aviall, Inc.                                                         173,950          3,019,772
 * Avici Systems Inc.                                                    64,681            683,031
 * Avigen, Inc.                                                         136,000            481,440
 * Avteam, Inc. Class A                                                  82,500                124
 * Aware, Inc.                                                          120,600            391,950
 * Axonyx, Inc.                                                           1,200              5,952
*# AXS-One, Inc.                                                        170,000            503,200
 * Axsys Technologies, Inc.                                              49,600            959,760
 * AXT, Inc.                                                            114,600            242,952
 * AZZ, Inc.                                                             59,726            889,917
   Badger Meter, Inc.                                                    64,500          2,710,290
 * Badger Paper Mills, Inc.                                                 200              1,027
   Bairnco Corp.                                                        105,300            852,930
 * Baker (Michael) Corp.                                                 61,614            884,161
 * Baker (Michael) Corp. Class B                                         15,400            220,990
   Balchem Corp.                                                         24,100            629,010
 * Baldwin Technology, Inc. Class A                                     131,900            488,030
 * Ballantyne Omaha, Inc.                                               126,135            368,314
 * Bally Total Fitness Holding Corp.                                    180,300            829,380
 * Bancinsurance Corp.                                                   39,480            324,131
   Bank of Granite Corp.                                                 31,200            604,344
   Bank of The Ozarks                                                    20,800            503,360
 * Bankrate, Inc.                                                        50,700            575,445
 * BankUnited Financial Corp. Class A                                    52,700          1,374,943
   Banner Corp.                                                         116,190          3,392,748
   Barnes Group, Inc.                                                    71,400          1,897,098
   Barnwell Industries, Inc.                                             10,100            464,196
   Barra, Inc.                                                            8,100            331,371
 * Barrett Business Services, Inc.                                       61,800            836,772
 * Barry (R.G.) Corp.                                                   165,535            352,590
   Bassett Furniture Industries, Inc.                                   105,400          2,005,657
 * Bay View Capital Corp.                                               260,100    $       530,604
 * Baycorp Holdings, Ltd.                                                 4,189             55,588
 * BE Aerospace, Inc.                                                   197,034          1,257,077
 * Beasley Broadcast Group, Inc.                                         38,478            589,483
 * Bebe Stores, Inc.                                                    132,900          2,655,342
   BEI Technologies, Inc.                                               131,800          3,515,106
   Bel Fuse, Inc. Class A                                                42,550          1,287,606
   Bel Fuse, Inc. Class B                                                93,250          3,388,705
   Belden, Inc.                                                         122,200          2,065,180
 * Bell Industries, Inc.                                                 88,500            261,075
 * Bell Microproducts, Inc.                                             168,350          1,072,389
 * Benihana, Inc.                                                        11,500            166,750
 * Benihana, Inc. Class A                                                 3,335             48,824
 * Bentley Pharmaceuticals, Inc.                                        128,550          1,619,730
   Berry Petroleum Corp. Class A                                        171,900          4,684,275
 * Bethlehem Steel Corp.                                                  5,700                 18
 * Beverly Enterprises                                                  286,300          2,427,824
 * Beyond.com Corp.                                                       5,160                 72
   BHA Group Holdings, Inc. Class A                                      84,754          2,765,523
 * Big 4 Ranch, Inc.                                                     35,000                  0
 * Big City Radio, Inc.                                                  34,250              4,452
 * Big Dog Holdings, Inc.                                                 2,100             10,103
 * BindView Development Corp.                                           254,250            775,462
 * Bio Imaging Technologies, Inc.                                        57,400            323,736
 * Bioanalytical Systems, Inc.                                            8,700             35,017
 * Biocryst Pharmaceuticals, Inc.                                       179,700          1,940,760
*# BioLase Technology, Inc.                                             131,150          1,546,258
 * Bio-Logic Systems Corp.                                               42,800            265,788
 * BioMarin Pharmaceutical, Inc.                                        280,695          1,715,046
 * Biomerica, Inc.                                                       23,400             12,870
 * Bio-Reference Laboratories, Inc.                                      62,659            958,056
 * BioSante Pharmaceuticals, Inc.                                        20,300            154,280
*# Biosite, Inc.                                                         81,700          3,249,209
 * Biosource International, Inc.                                         98,100            707,399
 * Biospecifics Technologies Corp.                                       39,000             58,500
 * BioSphere Medical, Inc.                                               74,300            228,844
*# BioTime, Inc.                                                         11,000             19,800
 * Bitstream, Inc.                                                       81,600            186,048
   Blair Corp.                                                           68,800          1,768,160
 * Blonder Tongue Laboratories, Inc.                                     76,300            240,345
 * Blount International, Inc.                                            43,500            434,130
 * Blue Coat Systems, Inc.                                               56,472          1,569,922
 * Blue Martini Software, Inc.                                           34,501            154,875
 * Bluegreen Corp.                                                      226,729          2,716,213
 * BMC Industries, Inc.                                                 142,200              8,887
 * BNS Co. Class A                                                       26,480            162,852
 * Boca Resorts, Inc.                                                   135,906          2,443,590
 * Bogen Communications International,
     Inc.                                                                64,200            322,605
*# Bolder Technologies Corp.                                             40,300                103
 * Bolt Technology Corp.                                                 44,700            205,620
 * Bombay Co., Inc.                                                     299,600          1,743,672
 * Bone Care International, Inc.                                         76,234          1,627,596
 * Bontex, Inc.                                                           2,200                330
   Bon-Ton Stores, Inc.                                                 110,500          1,413,295
 * Bookham Technologies P.L.C.                                          227,663            239,046
 * Books-a-Million, Inc.                                                171,700          1,030,200
   Boston Acoustics, Inc.                                                52,750            580,250
 * Boston Beer Company, Inc. Class A                                    131,700          2,515,470
 * Boston Biomedical, Inc.                                               39,300            124,188
 * Boston Communications Group, Inc.                                    131,800          1,397,080

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Boston Private Financial Holdings,
     Inc.                                                                46,300    $     1,059,807
   Bostonfed Bancorp, Inc.                                               36,100          1,212,960
 * Bottomline Technologies, Inc.                                         81,896            786,202
   Bowl America, Inc. Class A                                            55,406            786,765
   Bowne & Co., Inc.                                                    188,868          3,006,779
 * Boyd Brothers Transportation, Inc.                                    13,000             88,660
 * Boyds Collection, Ltd.                                               460,400          1,316,744
 * Bradley Pharmaceuticals, Inc. Class A                                 75,649          1,761,109
 * Braun Consulting, Inc.                                                89,200            149,856
 * Breed Technologies, Inc.                                               5,600                148
   Bridgford Foods Corp.                                                 91,467            704,296
 * Brigham Exploration Co.                                              150,638          1,283,586
 * Brightpoint, Inc.                                                    102,087          1,137,249
 * BrightStar Information Technology
     Group, Inc.                                                         53,300              1,919
 * Brillian Corp.                                                        23,600            199,444
*# Brilliant Digital Entertainment, Inc.                                141,500             10,046
*# BriteSmile, Inc.                                                       4,700             51,700
 * Broadview Media, Inc.                                                 15,800             96,380
 * BroadVision, Inc.                                                    176,769            611,444
 * Brookstone, Inc.                                                     170,775          3,297,665
 * Brooktrout, Inc.                                                     109,050          1,049,061
   Brown Shoe Company, Inc.                                             129,300          5,343,969
 * Bruker BioSciences Corp.                                             496,291          2,362,345
 * Brush Engineered Materials, Inc.                                      90,200          1,571,284
   Bryn Mawr Bank Corp.                                                   5,600            115,360
   BSB Bancorp, Inc.                                                    121,906          4,236,233
 * BSQUARE Corp.                                                         23,000             22,287
 * BTU International, Inc.                                               78,200            412,896
 * Buca, Inc.                                                            89,300            470,611
 * Buckeye Technology, Inc.                                             198,190          1,999,737
   Buckle, Inc.                                                         101,800          2,859,562
   Building Materials Holding Corp.                                     120,600          2,075,526
 * Bull Run Corp.                                                        23,390             12,748
 * Bush Industries, Inc. Class A                                         38,400             25,728
 * Butler International, Inc.                                            69,690            172,832
   C & D Technologies, Inc.                                             180,000          2,939,400
   C & F Financial Corp.                                                    100              3,760
 * C-COR.net Corp.                                                      223,985          1,991,227
*# C-Phone Corp.                                                         31,800                556
 * Cable Design Techologies Corp.                                       311,400          2,597,076
 * Cache, Inc.                                                           56,300          1,464,363
   Cadmus Communications Corp.                                           67,100            924,638
 * Cagle's, Inc. Class A                                                 94,800          1,034,268
   Calavo Growers                                                        13,030            133,427
   Calgon Carbon Corp.                                                  206,900          1,278,642
 * California Amplifier, Inc.                                            80,400            603,000
 * California Coastal Communities, Inc.                                  63,600          1,020,780
   California First National Bancorp                                     79,100          1,040,956
 * California Micro Devices Corp.                                       137,200          1,846,712
 * California Pizza Kitchen, Inc.                                       102,432          1,933,916
   California Water Service Group                                        91,147          2,593,132
 * Caliper Life Sciences, Inc.                                          199,950          1,061,734
 * Callidus Software                                                    125,200            893,928
 * Callon Petroleum Corp.                                               121,600          1,595,392
 * Calloways Nursery, Inc.                                                1,700                280
 # Cal-Maine Foods, Inc.                                                164,000          2,263,200
 * Calton, Inc.                                                          29,050             12,491
 * CAM Commerce Solutions, Inc.                                          11,300            213,708
 * Cambridge Heart, Inc.                                                 59,500             38,675
   Camco Financial Corp.                                                 17,471    $       250,359
 * Candela Corp.                                                        180,702          1,879,301
*# Candies, Inc.                                                        139,221            350,837
 * Candlewood Hotel Co., Inc.                                             3,100                175
 * Cannon Express, Inc. Class A                                              50                  9
 * Cannondale Corp.                                                      67,700              9,478
 * Cantel Medical Corp.                                                  69,756          1,199,803
 * Canterbury Consulting Group, Inc.                                      8,928              7,366
 * Canyon Resources Corp.                                               176,800            576,368
   Capital Corp. of the West                                             12,533            451,188
 * Capital Crossing Bank                                                 43,400          2,751,560
 * Capital Pacific Holdings, Inc.                                        87,000            350,175
 * Capital Senior Living Corp.                                          177,900            916,185
   Capitol Bancorp, Ltd.                                                 40,500          1,021,410
 * Caprius, Inc.                                                          2,010                402
 * Capstone Turbine Corp.                                                32,637             91,057
 * Captaris, Inc.                                                       173,200          1,047,860
 * Captiva Software Corp.                                                44,400            447,108
 * Caraustar Industries, Inc.                                           152,389          2,038,965
 * Cardiac Sciences, Inc.                                               418,981          1,047,452
 * Cardima, Inc.                                                          5,700              4,902
 * CardioDynamics International Corp.                                   256,941          1,690,672
*# CardioGenesis Corp.                                                  245,400            164,418
 * Cardiotech International, Inc.                                       117,160            439,350
 * CareCentric, Inc.                                                     33,815             27,052
 * Career Blazers, Inc. Trust Units                                       4,360                  0
 * Carmike Cinemas, Inc.                                                 35,919          1,314,635
   Carpenter Technology Corp.                                            88,100          2,680,002
 * Carreker Corp.                                                       131,700          1,202,421
 * Carriage Services, Inc. Class A                                      110,700            570,105
 * Carrier Access Corp.                                                 178,473          1,984,620
 * Carrington Laboratories, Inc.                                         73,900            317,031
*# Carrizo Oil & Gas, Inc.                                               83,000            702,180
   Cascade Corp.                                                        116,650          2,852,092
   Cascade Natural Gas Corp.                                             98,400          1,955,208
 * Casella Waste Systems, Inc.
     Class A                                                            121,876          1,703,826
   Cash America International, Inc.                                     150,240          3,030,341
 * Castle (A.M.) & Co.                                                   74,225            630,170
   Castle Energy Corp.                                                   50,800            551,942
 * Casual Male Retail Group, Inc.                                       189,800          1,290,640
 * Catalina Lighting, Inc.                                               11,080            118,764
 * Catalyst International, Inc.                                          74,700            104,580
 * Catalyst Semiconductor, Inc.                                          56,500            453,130
 * Catalytica Energy Systems, Inc.                                       36,600            122,610
 * Catapult Communications Corp.                                         69,718          1,151,044
   Cato Corp. Class A                                                   105,100          2,315,353
 * Cavalier Homes, Inc.                                                 148,500            837,540
 # Cavalry Bancorp, Inc.                                                    300              4,518
 * Cavco Industries, Inc.                                                11,506            436,526
   CB Bancshares, Inc. HI                                                 3,748            317,156
   CCA Industries, Inc.                                                  34,700            268,925
 * CCC Information Services Group,
     Inc.                                                                13,100            189,688
 * CD Warehouse, Inc.                                                     5,600                 11
 * CD&L, Inc.                                                            13,100             18,340
   CDI Corp.                                                             93,270          3,095,631
 * Celadon Group, Inc.                                                   74,800          1,078,616
 * Celebrity, Inc. Escrow Shares                                         13,500                  0
   Celeritek, Inc.                                                       67,010            235,875
 * Cell Genesys, Inc.                                                   234,905          2,414,823

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Cell Therapeutics, Inc.                                              212,165    $     1,485,155
 * Cellegy Pharmaceuticals, Inc.                                        178,700            725,522
 * CellStar Corp.                                                       107,884            652,698
 * Centene Corp.                                                         67,950          2,449,597
   Center Bancorp, Inc.                                                   5,250             61,635
   Center Finl CO                                                        14,656            216,176
*# CenterSpan Communication Corp.                                        38,300              3,255
 * Centillium Communications, Inc.                                      200,849            662,802
 * Centra Software, Inc.                                                144,282            314,535
   Central Bancorp, Inc.                                                 10,000            355,500
*# Central European Distribution Corp.                                   58,301          1,765,354
 * Central Garden & Pet Co.                                              74,924          2,784,925
   Central Pacific Financial Corp.                                       85,200          2,061,840
   Central Parking Corp.                                                 45,932            849,283
   Central Vermont Public Service
     Corp.                                                              140,100          2,733,351
   Centrue Financial Corp                                                 3,000             83,190
 * Century Aluminum Co.                                                 113,400          2,627,478
   Century Bancorp Income Class A                                         7,600            248,520
 * Century Business Services, Inc.                                      177,515            731,362
 * Cenveo, Inc.                                                         255,900            790,731
 * Cepheid, Inc.                                                        224,795          2,056,874
 * Ceradyne, Inc.                                                       119,856          3,987,609
   Cerberonics, Inc. Class A                                              3,500             32,410
 * Ceres Group, Inc.                                                     72,400            450,328
 * Cerus Corp.                                                          117,200            251,980
 * CEVA, Inc.                                                            24,400            195,200
   CFS Bancorp, Inc.                                                     63,599            861,766
 * Chad Therapeutics                                                      9,300             39,525
 * Champion Enterprises, Inc.                                           304,000          2,842,400
   Champion Industries, Inc.                                             92,800            425,024
 * Championship Auto Racing Teams,
     Inc.                                                                29,900              3,498
 * Champps Entertainment, Inc.                                          109,710            983,989
 * Channell Commercial Corp.                                             21,100             94,950
 * Charles and Colvard, Ltd.                                             70,900            416,892
 * Charles River Associates, Inc.                                        48,100          1,632,033
 * Charlotte Russe Holding, Inc.                                        116,200          2,148,538
 * Charming Shoppes, Inc.                                                   295              2,525
 * Chart Industries                                                         151              4,530
   Chase Corp.                                                           24,200            358,160
 * Chattem, Inc.                                                        176,400          4,688,712
 * Chaus (Bernard), Inc.                                                  1,760              1,760
 * Checkers Drive-In Restaurant, Inc.                                    65,100            667,275
 * Checkpoint Systems, Inc.                                             153,900          2,656,314
   Chemed Corp.                                                          58,900          2,781,258
 * Cheniere Energy, Inc.                                                 89,400          1,349,940
   Cherokee, Inc.                                                        20,200            464,600
   Chesapeake Corp.                                                      92,822          2,016,094
   Chesapeake Utilities Corp.                                            53,375          1,245,239
   Chester Valley Bancorp                                                 7,535            154,091
 * Chicago Pizza & Brewery, Inc.                                        106,048          1,423,164
   Chicago Rivet & Machine Co.                                           20,000            582,900
 * Children's Place Retail Stores, Inc.                                  91,862          2,175,292
 * Childtime Learning Centers, Inc.                                      31,700             84,639
*# ChipPAC, Inc.                                                        291,700          1,896,050
 * Cholestech Corp.                                                     114,500          1,093,475
 * Chordiant Software, Inc.                                             216,845            839,190
   Christopher & Banks Corp.                                             20,100            381,900
*# ChromaVision Medical Systems, Inc.                                    44,200             59,228
 * Chromcraft Revington, Inc.                                           100,600          1,423,490
 * Chronimed, Inc.                                                      117,900    $       872,460
   Churchill Downs, Inc.                                                 17,700            670,476
 * Ciber, Inc.                                                          263,664          2,346,610
 * Cima Laboratories, Inc.                                               63,000          2,036,160
 * Ciphergen Biosystems, Inc.                                           154,676          1,208,020
 * Ciprico, Inc.                                                         49,200            229,026
   CIRCOR International, Inc.                                            58,211          1,143,264
 * Cirrus Logic, Inc.                                                   107,724            800,389
   Citizens South Banking Corp.                                           7,175             92,916
*# Citizens, Inc. Class A                                               202,959          1,384,180
   City Holding Co.                                                      90,107          2,705,012
 * CKE Restaurants, Inc.                                                440,500          4,457,860
 * Clark, Inc.                                                           93,900          1,641,372
 * Clarus Corp.                                                         142,550          1,690,643
*# Clayton Williams Energy, Inc.                                         67,800          1,555,332
*# Clean Harbors, Inc.                                                   97,800            712,962
 * Clearone Communications, Inc.                                         33,600            197,400
 * Cleveland Cliffs, Inc.                                                57,760          2,708,366
 * ClickAction, Inc. Escrow                                              45,200              2,260
   Clinical Data Inc.                                                     5,890             66,439
 * Closure Medical Corp.                                                 76,892          1,916,149
 * CNA Surety Corp.                                                      60,880            633,152
*# CNE Group, Inc.                                                        2,900              1,189
   CNS, Inc.                                                            140,800          1,417,856
   Coachmen Industries, Inc.                                             95,600          1,544,896
 * Coast Dental Services, Inc.                                           19,133             59,312
   Coast Distribution System                                             40,600            259,434
 * Coastcast Corp.                                                       75,000            161,250
   CoBiz, Inc.                                                           29,475            407,934
 * Cobra Electronics Corp.                                              117,200          1,051,284
*# Coeur d'Alene Mines Corp.                                            157,700            739,613
 * Cogent Communications Group, Inc.                                     14,529              5,812
 * Cognitronics Corp.                                                    82,975            293,731
   Cohu, Inc.                                                           115,779          2,194,012
*# Coinstar, Inc.                                                       115,100          2,002,740
 * Coldwater Creek, Inc.                                                132,525          3,526,490
   Cole (Kenneth) Productions, Inc.
     Class A                                                             41,300          1,352,575
 * Cole National Corp. Class A                                          104,300          2,368,653
 * Collagenex Pharmaceuticals, Inc.                                      90,500            888,710
 * Collins & Aikman Corp.                                               237,820          1,262,824
   Collins Industries, Inc.                                              65,725            375,290
   Columbia Bancorp                                                       1,700             48,790
   Columbia Banking System, Inc.                                        135,528          2,875,904
 * Columbia Laboratories, Inc.                                          239,850            733,941
 * Columbus McKinnon Corp.                                              116,300            616,274
 * Comarco, Inc.                                                         63,800            454,256
 * Comdial Corp.                                                          7,312             19,011
 * Comforce Corp.                                                       108,466            214,763
 * Comfort Systems USA, Inc.                                            336,100          2,369,505
*# Commerce One, Inc.                                                    56,200             57,324
   Commercial Bancshares, Inc.                                           33,803            863,667
   Commercial National Financial Corp.                                    1,600             40,400
 * Commonwealth Industries, Inc.                                        143,900          1,287,905
   Communications Systems, Inc.                                         118,400            935,360
   Community Bank System, Inc.                                          105,700          2,327,514
   Community Banks, Inc.                                                    714             19,835
   Community Bankshares, Inc.                                             2,730             50,778
   Community Trust Bancorp, Inc.                                         53,670          1,672,894
   Community West Bancshares                                             23,200            196,620
 * Competitive Technologies, Inc.                                       102,100            372,665

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Compex Technologies, Inc.                                            100,400    $       600,392
 * Compucom Systems, Inc.                                               270,682          1,215,362
*# Compudyne Corp.                                                       43,321            431,044
 * Computer Access Technology Corp.                                     160,200            744,930
 * Computer Horizons Corp.                                              298,100          1,064,217
 * Computer Network Technology Corp.                                    145,400            878,216
   Computer Programs & Systems, Inc.                                     36,095            699,882
 * Computer Task Group, Inc.                                            174,600            759,510
 * CompX International, Inc.                                              9,500            154,375
 * Comstock Resources, Inc.                                             200,900          3,778,929
 * Comtech Telecommunications Corp.                                     101,225          1,795,731
*# Concepts Direct, Inc.                                                  3,400                603
 * Conceptus, Inc.                                                      137,073          1,429,671
 * Concord Camera Corp.                                                 149,786            462,839
 * Concord Communications, Inc.                                          96,300          1,099,746
 * Concur Technologies, Inc.                                            174,851          1,898,882
 * Concurrent Computer Corp.                                            331,400            669,428
 * Congoleum Corp. Class A                                               35,500             79,875
 * Conmed Corp.                                                          38,000            967,100
   Connecticut Water Services, Inc.                                      93,287          2,346,075
*# Connetics Corp.                                                      126,600          2,705,442
 * Conrad Industries, Inc.                                               18,700             42,486
 * Consolidated Graphics, Inc.                                           84,300          3,384,645
   Consolidated Tokoma Land Co.                                          28,400            949,980
 * Consumer Portfolio Services, Inc.                                      3,000             13,470
 * Continental Materials Corp.                                           14,900            436,421
*# Convera Corp.                                                        179,214            508,968
 * Convergence Systems, Inc.                                                 13                585
   Cooperative Bankshares, Inc.                                           5,500            126,500
*# Copper Mountain Networks, Inc.                                        33,470            424,734
*# Corautus Genetics, Inc.                                                3,614             20,780
 * Core Molding Technologies, Inc.                                       39,597            138,589
 * Corillian Corp.                                                      198,300            955,806
*# Corinthian Colleges, Inc.                                             22,328            634,338
 * Corio, Inc.                                                          329,923            745,626
*# Corixa Corp.                                                         300,059          1,521,299
 * Cornell Companies, Inc.                                               91,400          1,220,190
 * Correctional Services Corp.                                          114,441            354,767
 * Corrpro Companies, Inc.                                               42,775             71,006
 * Corvel Corp.                                                          18,600            432,078
 * Cosine Communications, Inc.                                           50,379            200,508
 * CoStar Group, Inc.                                                    71,700          2,966,946
 * Cost-U-Less, Inc.                                                     13,600             78,472
   Cotton States Life Insurance Co.                                      22,500            447,187
   Courier Corp.                                                         94,212          3,677,094
 * Covansys Corp.                                                       145,000          1,577,600
 * Covenant Transport, Inc. Class A                                      91,000          1,425,970
 * Cover-All Technologies, Inc.                                           9,432              5,188
 * Covista Communications, Inc.                                          21,500             64,500
   CPAC, Inc.                                                            51,978            300,953
 * CPI Aerostructures, Inc.                                              27,933            298,883
   CPI Corp.                                                             39,200            608,384
   Craftmade International, Inc.                                         62,150          1,292,720
   Crawford & Co. Class A                                                94,400            460,672
   Crawford & Co. Class B                                               132,500            655,875
 * Cray, Inc.                                                           146,815          1,156,902
*# Credence Systems Corp.                                                40,967            573,948
 * Credit Acceptance Corp.                                               80,302          1,208,545
 * Critical Path, Inc.                                                   40,410             76,779
 * Criticare Systems, Inc.                                               59,800            185,380
 * Cross (A.T.) Co. Class A                                             130,300            734,892
 * Cross Country Healthcare, Inc.                                       170,031    $     2,824,215
 * Crossroads Systems, Inc.                                             132,178            240,828
 * Crown Andersen, Inc.                                                  11,600             20,300
 * Crown Financial Group, Inc.                                           72,600             87,120
 * Crown Media Holdings, Inc.                                                18                163
 * Crown Resources Corp.                                                 13,540             26,268
*# Cryolife, Inc.                                                       148,450            757,095
 * CSK Auto Corp.                                                        82,800          1,420,020
 * CSP, Inc.                                                             78,328            564,040
   CSS Industries, Inc.                                                  32,250          1,125,525
   CT Communications, Inc.                                               92,574          1,268,264
   CTS Corp.                                                            192,519          2,098,457
   Cubic Corp.                                                          157,650          3,548,701
 * Cubist Pharmaceuticals, Inc.                                         217,131          2,158,282
 * Culp, Inc.                                                           152,480          1,128,352
 * CUNO, Inc.                                                             5,450            250,046
 * CuraGen Corp.                                                        261,981          1,309,905
 * Curative Health Services Inc.                                         76,900            808,988
 * Curis, Inc.                                                          220,550            983,432
   Cutter & Buck, Inc.                                                  111,600          1,156,176
 * CV Therapeutics, Inc.                                                166,828          2,182,110
 * Cyberguard Corp.                                                     126,430          1,069,598
 * Cyberonics, Inc.                                                     123,876          2,430,447
 * Cyberoptics Corp.                                                     58,800          1,229,508
 * Cybersource Corp.                                                    517,800          4,375,410
 * Cybex International, Inc.                                             75,950            284,053
*# Cycle Ctry Acc                                                        20,800            111,280
 * Cygnus, Inc.                                                           5,600              1,456
 * Cytogen Corp.                                                         74,645            970,385
 * Cytrx Corp.                                                            6,400              7,808
   D & K Healthcare Resources, Inc.                                     103,900          1,243,683
 * D A Consulting Group, Inc.                                            55,900                307
   D&E Communications, Inc.                                              34,700            449,712
 * Daily Journal Corp.                                                      200              6,600
 * Daktronics, Inc.                                                     167,200          3,904,120
*# Dan River, Inc. Class A                                              214,700             23,080
 * Danielson Holding Corp.                                              102,553            978,356
 * Darling International, Inc.                                          368,800          1,272,360
 * Data I/O Corp.                                                        77,000            220,220
 * Data Systems & Software, Inc.                                         86,500            144,455
 * Datakey, Inc.                                                         11,700              8,775
 * Datalink Corp.                                                        51,500            187,975
 * Dataram Corp.                                                         83,650            673,382
   Datascope Corp.                                                       79,833          2,772,600
 * Datastream Systems, Inc.                                             126,600            792,516
*# Datatec Systems, Inc.                                                  6,100              3,141
 * DataTRAK International, Inc.                                          28,900            319,345
 * Datawatch Corp.                                                       18,488             78,019
 * Dave and Busters, Inc.                                               121,200          2,266,440
 * Dawson Geophysical Co.                                                41,200            611,820
 * Daxor Corp.                                                           46,300            974,615
   Deb Shops, Inc.                                                      100,300          2,406,197
 * Deckers Outdoor Corp.                                                 64,900          1,622,500
 * Decora Industries, Inc.                                                9,400                 54
   Decorator Industries, Inc.                                            20,587            164,696
 * Del Global Technologies Corp.                                         79,121            180,000
 * Del Laboratories, Inc.                                               168,357          4,848,682
 * Delphax Technologies, Inc.                                            52,900            338,560
   Delta Apparel, Inc.                                                   38,640            872,491
 * Delta Financial Corp.                                                 80,400            489,636
   Delta Natural Gas Co., Inc.                                           18,800            436,536

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Delta Woodside Industries, Inc.                                       51,000    $        68,850
   Deltic Timber Corp.                                                   65,200          2,313,296
 * Denali, Inc.                                                          33,100              3,310
 * Dendreon Corp.                                                       123,065          1,347,562
 * Dendrite International, Inc.                                         153,700          2,580,623
 * Department 56, Inc.                                                  115,950          1,832,010
*# DepoMed, Inc.                                                        304,150          2,314,581
 * Detrex Corp.                                                          10,200             16,065
 * Devcon International Corp.                                            29,000            333,500
 * DHB Industries, Inc.                                                 220,000          2,074,600
*# Diametrics Medical, Inc.                                             105,500             11,605
 * DiamondCluster International, Inc.                                    86,068            833,999
 * Diedrich Coffee, Inc.                                                 28,025            110,699
 * Digene Corp.                                                          47,700          1,860,777
 * Digi International, Inc.                                             149,333          1,551,570
 * Digimarc Corp.                                                       113,694          1,284,742
*# Digital Angel Corp.                                                  155,800            501,676
*# Digital Generation Systems, Inc.                                     314,100            455,445
 * Digital Impact, Inc.                                                 167,200            297,616
*# Digital Insight Corp.                                                116,900          2,258,508
*# Digital Lightwave, Inc.                                               59,200             97,088
 * Digitas, Inc.                                                        157,061          1,452,814
   Dime Community Bancorp, Inc.                                          36,037            616,233
   Dimon, Inc.                                                          240,300          1,477,845
 * Diodes, Inc.                                                         131,250          2,865,187
 * Directrix, Inc.                                                        8,950                 37
 * Discovery Partners International                                     112,392            583,314
 * Display Technologies, Inc.                                            44,255                 89
   Distributed Energy Systems Corp.                                     168,461            539,075
 * Ditech Communications Corp.                                          163,310          3,365,819
 * Diversa Corp.                                                        232,752          2,190,196
 * Diversified Corporate Resources,
     Inc.                                                                 1,200              1,680
 * Dixie Group, Inc.                                                     98,600          1,164,466
 * Dixon Ticonderoga Co.                                                 26,750            100,312
 * DJ Orthopedics, Inc.                                                 116,900          2,727,277
 * DLB Oil & Gas, Inc.                                                    7,600                  0
 * DocuCorp International, Inc.                                         103,300            922,469
 * Document Sciences Corp.                                               15,400             81,297
 * Dollar Thrifty Automotive Group, Inc.                                118,500          3,107,070
 * Dominion Homes, Inc.                                                  44,100          1,345,491
   Donegal Group, Inc. Class A                                           38,280            803,114
   Donegal Group, Inc. Class B                                           19,140            392,753
 * Dot Hill Systems Corp.                                               152,926          1,452,797
 * DOV Pharmaceutical, Inc.                                              89,243          1,344,000
   Dover Downs Gaming &
     Entertainment, Inc.                                                  3,570             38,270
   Dover Motorsports, Inc.                                               76,300            350,217
*# DPAC Technologies Corp.                                              203,600            160,437
 * Drew Industries, Inc.                                                 94,000          3,501,500
*# Drexler Technology Corp.                                             104,450          1,775,650
 * Dril-Quip, Inc.                                                       93,400          1,542,968
 * Driver-Harris Co.                                                      9,898                297
 * DRS Technologies, Inc.                                                12,774            357,544
 * Drugstore.com, Inc.                                                  383,429          1,779,111
 * DSP Group, Inc.                                                       55,600          1,463,392
 * DT Industries, Inc.                                                  101,500              3,299
 * Duane Reade, Inc.                                                    108,200          1,785,300
 * Duckwall-ALCO Stores, Inc.                                            41,000            706,840
 * Ducommun, Inc.                                                        93,900          1,770,015
 * DuPont Photomasks, Inc.                                               97,090          2,143,747
 * Dura Automotive Systems, Inc.                                         83,200    $       787,072
 * DuraSwitch Industries, Inc.                                            8,800             26,303
 * Duratek, Inc.                                                        124,000          1,612,000
*# Durect Corp.                                                         235,745            832,180
*# DUSA Pharmaceuticals, Inc.                                            86,335            911,698
 * DVI, Inc.                                                             79,900              1,318
 * Dyax Corp.                                                           162,200          1,597,670
*# Dynacq Healthcare, Inc.                                               67,234            423,574
 * Dynamex, Inc.                                                         61,100            802,854
 * Dynamic Materials Corp.                                               14,700             44,982
 * Dynamics Research Corp.                                               66,100          1,084,701
*# E Com Ventures, Inc.                                                  10,825            100,131
 * E-Loan, Inc.                                                         327,919            800,122
   E-Z-EM, Inc.                                                          86,424          1,616,129
 * E.piphany, Inc.                                                      336,245          1,580,351
   Eastern Co.                                                           33,900            533,586
 * EasyLink Services Corp.                                               27,519             35,224
 * Echelon Corp.                                                        219,298          2,353,068
 * eCollege.com                                                         134,700          2,267,001
   Ecology & Environment, Inc. Class A                                   13,900            139,000
   Edelbrock Corp.                                                       49,070            738,503
*# EDGAR Online, Inc.                                                    14,400             14,112
 * Edge Petroleum Corp.                                                  69,246            959,057
 * Edgewater Technology, Inc.                                            70,674            437,472
   Edo Corp.                                                            107,500          2,309,100
   Educational Development Corp.                                         15,400            167,783
   EFC Bancorp, Inc.                                                     15,800            375,250
 * EFJ, Inc.                                                              9,000             74,700
 * eFunds Corp.                                                          43,388            694,642
 * El Paso Electric Co.                                                  15,000            216,750
 * Elcom International, Inc.                                             23,500              3,760
   Electro Rent Corp.                                                    70,717            773,644
 * Electro Scientific Industries, Inc.                                   74,818          1,708,095
   Electro Sensors, Inc.                                                  3,450             15,559
 * Electroglas, Inc.                                                    115,400            605,850
 * Electronics Boutique Holdings Corp.                                   44,000          1,212,640
 * Elizabeth Arden, Inc.                                                134,055          2,954,572
   ElkCorp                                                              105,900          2,626,320
 * eLoyalty Corp.                                                        10,200             64,566
 * ELXSI Corp.                                                            7,100             25,915
 * Embarcadero Technologies, Inc.                                       140,102          1,587,356
 * Embrex, Inc.                                                         120,100          1,546,888
   EMC Insurance Group, Inc.                                             85,100          1,725,828
 * Emcor Group, Inc.                                                     79,700          3,377,686
 * EMCORE Corp.                                                         196,191            580,725
 * Emerging Vision, Inc.                                                145,200             18,876
 * Emeritus Corp.                                                       145,800            831,060
 * Emerson Radio Corp.                                                  144,178            482,996
 * Emisphere Technologies, Inc.                                          98,947            502,651
 # Empire District Electric Co.                                         136,300          2,728,726
 * EMS Technologies, Inc.                                               115,299          2,508,906
 * En Pointe Technologies, Inc.                                          57,200            108,108
 * Encore Capital Grooup, Inc.                                           26,845            409,118
 * Encore Medical Corp.                                                 175,250          1,223,245
 * Encore Wire Corp.                                                    146,150          4,452,460
 * Encysive Pharmaceuticals, Inc.                                       284,640          2,617,265
 * Endocardial Solutions, Inc.                                          118,000          1,148,140
*# Endocare, Inc.                                                        71,300            212,117
 * Endologix, Inc.                                                      168,588            832,825
 * Energy Conversion Devices, Inc.                                      129,167          1,618,463
 * Energy Partners, Ltd.                                                176,800          2,346,136

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Energy West, Inc.                                                      7,750    $        50,762
   EnergySouth, Inc.                                                     50,950          1,855,599
 * Enesco Group, Inc.                                                   122,400          1,178,712
 * ENGlobal Corp.                                                         3,900              6,513
 * Enherent Corp.                                                        19,400              2,910
*# Enlighten Software Solutions, Inc.                                    12,300                 25
   Ennis Business Forms, Inc.                                           222,300          3,434,535
 * EnPro Industries, Inc.                                               109,800          2,123,532
 * Enterrasys Networks, Inc.                                             56,900            111,524
 * Entravision Communications Corp.                                       3,705             30,010
 * Entremed, Inc.                                                       195,990            417,459
 * Entrust, Inc.                                                        342,020          1,573,292
 * Environmental Elements Corp.                                          43,600              6,758
 * Environmental Technologies Corp.                                      39,700                278
 * Environmental Tectonics Corp.                                         59,500            440,300
 * Enzo Biochem, Inc.                                                   159,165          2,126,444
*# EP Medsystems, Inc.                                                  193,300            560,570
 * Epicor Software Corp.                                                397,428          5,321,561
*# Epimmune, Inc.                                                        66,570            113,835
 * EPIQ Systems, Inc.                                                    95,475          1,396,799
 * EPIX Medical, Inc.                                                   122,746          2,998,685
 * ePlus, Inc.                                                           44,180            520,440
 * ePresence, Inc.                                                      191,500            773,660
*# Equimed Inc. Nevis                                                     6,533                  1
 * Equinix, Inc.                                                         17,203            541,034
 * Equity Marketing, Inc.                                                58,100            746,004
 * Equity Oil Co.                                                       131,100            557,175
 * Ergo Science Corp.                                                    36,350             87,240
   ESB Financial Corp.                                                   94,531          1,198,653
 * Esco Technologies, Inc.                                               89,476          4,411,167
   Espey Manufacturing & Electronics
     Corp.                                                               20,500            463,505
 * ESS Technology, Inc.                                                 208,393          2,388,184
 * Esterline Technologies Corp.                                         112,600          2,835,268
 * Ethyl Corp.                                                           90,900          1,824,363
 * Euronet Worldwide, Inc.                                              154,672          3,555,909
 * European Micro Holdings, Inc.                                          5,900                339
 * Evans & Sutherland Computer Corp.                                     99,800            497,503
 * Evans Systems, Inc.                                                    6,000                540
 * Evercel, Inc.                                                          5,866              2,258
*# Evergreen Solar, Inc.                                                 48,700            147,561
 * Everlast Worldwide, Inc.                                               5,600             15,120
   EverTrust Financial Group, Inc.                                        6,150            119,679
 * Evolving Systems, Inc.                                                71,600            284,968
*# Exabyte Corp.                                                          2,600              2,158
 * Exact Sciences Corp.                                                 131,272            829,639
 * Exactech, Inc.                                                        76,400          1,528,000
 * Excel Technology, Inc.                                                81,922          2,641,984
 * Exelixis, Inc.                                                       363,574          3,352,152
 * Exponent, Inc.                                                        69,800          1,740,114
 * Extended Systems, Inc.                                                11,600             57,652
 * EXX, Inc. Class A                                                      1,900              3,724
 * EXX, Inc. Class B                                                        100                220
*# Ezcorp, Inc. Class A Non-Voting                                       91,900            747,147
 * Ezenia! Inc.                                                           2,900              2,030
 * Fab Industries, Inc.                                                  40,200            140,700
*# Factory 2-U Stores, Inc.                                              79,293             74,535
 * Fairchild Corp. Class A                                              148,529            668,380
 * Falcon Products, Inc.                                                 78,825            295,594
*# FalconStor Software, Inc.                                            249,318          1,725,281
 * Famous Dave's of America, Inc.                                        65,200            513,254
 * Fargo Electronics                                                     99,400    $     1,129,184
 * Faro Technologies, Inc.                                               73,100          1,954,694
 * Featherlite, Inc.                                                     52,400            235,276
   Fedders Corp.                                                        161,382            716,536
   Federal Screw Works                                                   33,750          1,258,875
 * Female Health Co.                                                     44,000            138,600
   FFLC Bancorp                                                          32,700            831,561
 * Fibermark, Inc.                                                       68,625              6,862
*# Fiberstars, Inc.                                                      37,200            317,279
   Fidelity Bancorp, Inc. PA                                                587             12,532
   Fidelity Bankshares, Inc.                                             81,336          2,752,410
 * Fidelity Federal Bancorp                                              21,340             35,851
   Fidelity Southern Corp.                                               82,500          1,113,750
 * Financial Federal Corp.                                              100,000          3,124,000
 * Financial Industries Corp.                                             9,148            104,745
 * Findwhat.Com                                                         118,400          2,742,144
 * Finisar Corp.                                                         28,600             56,914
 * Finishmaster, Inc.                                                    64,800            659,340
 * Finlay Enterprises, Inc.                                              79,800          1,562,484
 * Firebrand Financial Group, Inc.                                       75,400              2,714
   First Albany Companies, Inc.                                          35,519            371,884
 * First Aviation Services, Inc.                                          1,700              8,262
   First Bancorp                                                         34,014          1,037,427
 * First Cash Financial Services, Inc.                                  120,900          2,490,540
   First Charter Corp.                                                   79,304          1,660,626
   First Community Bancorp                                               71,059          2,579,442
   First Community Bancshares, Inc.                                       5,217            140,859
 * First Consulting Group, Inc.                                         134,934            704,355
   First Defiance Financial Corp.                                        68,292          1,708,666
   First Federal Bancshares of
     Arkansas, Inc.                                                      46,800            945,360
   First Federal Capital Corp.                                          118,046          3,203,768
   First Financial Holdings, Inc.                                       122,500          3,613,750
   First Franklin Corp.                                                     600             11,100
 * First Horizon Pharmaceutical Corp.                                   189,776          3,363,780
   First Indiana Corp.                                                  123,300          2,432,709
 * First Investors Financial Services
     Group, Inc.                                                         43,200            236,304
   First Keystone Financial, Inc.                                        16,500            445,500
   First M&F Corp.                                                        3,000             99,270
 * First Mariner Bank Corp.                                              16,400            292,412
   First Merchants Corp.                                                 95,027          2,283,499
   First Midwest Financial, Inc.                                         16,500            369,600
   First Mutual Bancshares, Inc.                                         29,471            683,432
   First Oak Brook Bancshares, Inc.
     Class A                                                             30,000            870,000
 # First PacTrust Bancorp, Inc.                                          12,213            263,190
   First Place Financial Corp.                                           66,643          1,095,611
   First Republic Bank                                                  106,500          4,340,940
   First SecurityFed Financial, Inc.                                     28,500          1,007,475
   First Sentinel Bancorp, Inc.                                         123,683          2,582,501
   First State Bancorporation                                            38,263          1,214,085
   First United Corp.                                                    17,500            366,800
 * First Virtual Communications, Inc.                                    28,021             44,273
   First Years, Inc.                                                     94,000          1,574,500
   Firstbank Corp.                                                        6,615            175,628
   FirstBank NW Corp.                                                    16,097            422,546
 * FirstCity Financial Corp.                                             20,200            157,560
 * Firstwave Technologies, Inc.                                          19,200             57,408
 * Fischer Imaging Corp.                                                 60,600            178,770
   Flag Financial Corp.                                                  35,200            440,000

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Flamemaster Aerospace Corp.
     Restricted                                                               4    $             0
   Flamemaster Corp.                                                        278              1,162
 * Flanders Corp.                                                       251,600          1,798,940
   Flanigan's Enterprises, Inc.                                          20,600            129,780
 * Fleetwood Enterprises, Inc.                                          211,500          2,834,100
*# Fleming Companies, Inc.                                               23,815                113
   Flexsteel Industries, Inc.                                            60,900          1,316,658
 * Florida Banks, Inc.                                                   25,400            532,384
   Florida Public Utilities Co.                                          22,800            433,200
 * Flow International Corp.                                             151,900            425,320
   Flushing Financial Corp.                                             175,312          3,069,713
   FMS Financial Corp.                                                    8,400            142,800
   FNB Corp.                                                             10,700            207,580
   FNB Financial Services Corp.                                           8,500            157,250
*# Foamex International, Inc.                                           110,129            494,479
 * FOCUS Enhancements, Inc.                                              28,188             38,843
 * Foodarama Supermarkets, Inc.                                          20,700            833,175
   Foothill Independent Bancorp                                          43,014            877,916
*# Footstar, Inc.                                                        83,700            364,095
 * Forgent Networks, Inc.                                               263,300            337,024
 * Forrester Research, Inc.                                             117,181          2,146,756
 * Forward Air Corp., Inc.                                               78,997          2,437,057
 * Foster (L.B.) Co. Class A                                            120,700            941,460
 * Fountain Powerboat Industries, Inc.                                   35,700            171,360
*# FPIC Insurance Group, Inc.                                            55,200          1,490,400
   Frankfort First Bancorp, Inc.                                          5,750            122,820
 * Frankfort Tower Industries, Inc.                                     150,400                752
 # Franklin Bancorp, Inc.                                                26,469            526,733
 * Franklin Covey Co.                                                   181,100            443,695
 * Franklin Electronic Publishers, Inc.                                  81,300            347,964
 * FreeMarkets, Inc.                                                    203,650          1,388,893
   Frequency Electronics, Inc.                                           89,500          1,256,580
   Fresh Brands, Inc.                                                    59,300            489,877
 * Fresh Choice, Inc.                                                    50,000             83,000
 * Friede Goldman Halter, Inc.                                            1,122                  2
   Friedman Industries, Inc.                                            152,703            595,542
   Friedmans, Inc. Class A                                              131,900            416,804
 * Friendly Ice Cream Corp.                                              24,500            322,910
   Frisch's Restaurants, Inc.                                            63,868          1,823,431
 * Frontier Airlines, Inc.                                              186,166          1,731,344
   Frontier Oil Corp.                                                   233,300          4,612,341
 * Frozen Food Express Industries, Inc.                                 161,875          1,108,844
   FSF Financial Corp.                                                   17,800            615,880
 * FSI International, Inc.                                              158,102          1,089,323
*# FuelCell Energy, Inc.                                                158,050          2,508,253
*# FX Energy, Inc.                                                      120,900          1,011,933
 * G-III Apparel Group, Ltd.                                             61,470            554,152
   GA Financial, Inc.                                                    37,000          1,295,740
*# Gadzooks, Inc.                                                        81,000            143,775
 * Gaiam, Inc.                                                            3,551             21,590
 * Galaxy Nutritional Foods, Inc.                                        37,700             73,515
*# Galey & Lord, Inc.                                                    45,000                225
*# Galyan's Trading Co.                                                  91,297            917,535
   GameTech International, Inc.                                          70,200            316,602
*# Gardenburger, Inc.                                                    33,700              7,414
 * Gardner Denver Machinery, Inc.                                       102,212          2,676,932
 * Gateway Industries, Inc.                                              11,120             10,342
   GB & T Bancshares, Inc.                                                1,400             38,178
 * GC Companies, Inc.                                                       400                250
 * Gehl Co.                                                              49,800            846,102
 * Genaera Corp.                                                        178,100    $       635,817
 * Genaissance Pharmaceuticals, Inc.                                    123,555            538,576
   Gencorp, Inc.                                                        235,900          2,679,824
 * Gene Logic, Inc.                                                     254,260          1,001,784
 * Genelabs Technologies, Inc.                                          461,180          1,199,068
 * General Binding Corp.                                                 40,700            546,601
 * General Cable Corp.                                                  210,000          1,682,100
 * General Communications, Inc.
     Class A                                                            297,000          2,355,210
 * General DataComm Industries, Inc.                                      8,000              2,800
 * General Employment Enterprises,
     Inc.                                                                17,700             27,523
 * Genesco, Inc.                                                        117,700          2,954,270
 * Genesee & Wyoming, Inc.                                              106,450          2,433,447
 * Genesee Corp. Class B                                                    800              3,060
 * Genesis HealthCare Corp.                                              17,909            463,664
 * Genesis Microchip, Inc.                                               84,281          1,361,138
 * Genlyte Group, Inc.                                                    3,357            197,291
 * Genta, Inc.                                                            2,600              5,980
 * Gentek, Inc.                                                          70,400                282
*# Genus, Inc.                                                          215,200            559,305
 * GenVec, Inc.                                                         275,902            871,850
 * Gerber Scientific, Inc.                                              116,600            727,584
*# Geron Corp.                                                          208,391          1,535,842
   Gevity HR, Inc.                                                      181,100          4,746,631
 * Giant Group, Ltd.                                                     28,300             67,212
 * Giant Industries, Inc.                                                78,200          1,463,904
   Gibraltar Steel Corp.                                                 22,600            654,270
 * Giga-Tronics, Inc.                                                    49,100             78,069
   Glacier Bancorp, Inc.                                                129,400          3,418,748
 * Glacier Water Services, Inc.                                          24,500            452,270
   Glatfelter (P.H.) Co.                                                194,400          2,379,456
 * Glenayre Technologies, Inc.                                          350,734            887,357
 * Global e-Point, Inc.                                                  18,731             73,987
 * Global Imaging Systems, Inc.                                          95,100          3,220,086
 * Global Payment Technologies, Inc.                                     52,900            194,143
 * Global Power Equipment Group, Inc.                                   244,800          1,623,024
 * Globecomm Systems, Inc.                                               96,000            562,560
*# Glowpoint, Inc.                                                      132,239            286,959
 * GoAmerica, Inc.                                                       10,940              9,835
   Gold Banc Corp.                                                      202,734          3,320,783
   Golden Enterprises, Inc.                                              61,900            180,129
 * Golden State Vintners, Inc.                                           47,200            385,624
 * Goodrich Petroleum Corp.                                              87,700            723,525
   Goody's Family Clothing, Inc.                                        164,500          1,964,130
*# GoRemote Internet Communications,
     Inc.                                                               165,000            330,000
   Gorman-Rupp Co.                                                       54,600          1,446,900
 * Gottschalks, Inc.                                                    129,300            669,774
*# GP Strategies Corp.                                                  109,400            820,500
 * Gradco Systems, Inc.                                                   2,556             25,049
   Graham Corp.                                                          12,350            135,850
   Gray Television, Inc. Class A                                         41,200            527,360
 * Great Atlantic & Pacific Tea Co., Inc.                               208,000          1,441,440
   Great Southern Bancorp, Inc.                                          39,700          2,212,084
   Greater Communications Bancorp                                         2,925             41,096
 * Green Mountain Coffee, Inc.                                           59,700          1,200,567
   Green Mountain Power Corp.                                            59,100          1,519,461
 * Greenbriar Corp.                                                       3,430              9,861
 * Greenbrier Companies, Inc.                                           126,600          2,181,318
   Greene County Bancshares, Inc.                                         3,900             81,705

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Greens Worldwide, Inc.                                                11,563    $           260
 * Grey Wolf, Inc.                                                       15,000             54,750
 * Griffin Land & Nurseries, Inc.
     Class A                                                             23,400            591,903
 * Griffon Corp.                                                        211,150          4,915,572
 * Gristede's Foods, Inc.                                                30,639             26,043
 * Group 1 Software, Inc.                                               169,130          3,866,312
 * Grubb & Ellis Co.                                                    177,552            179,328
   GS Financial Corp.                                                     6,400            121,280
 * GSI Commerce, Inc.                                                   216,661          1,776,620
*# GSV, Inc.                                                              9,540              1,145
 * GTC Biotherapeutics, Inc.                                            145,853            239,199
 * GTSI Corp.                                                            84,700          1,009,624
   Guaranty Bancshares, Inc.                                              1,600             30,600
   Guaranty Federal Bancshares, Inc.                                     17,100            336,870
 * Guess, Inc.                                                          201,500          3,103,100
*# Guilford Pharmaceuticals, Inc.                                       179,853          1,115,089
   Gulf Island Fabrication, Inc.                                         88,600          1,683,400
 * Gulfmark Offshore, Inc.                                              128,600          1,729,670
 * Gymboree Corp.                                                       225,300          3,287,127
 * Ha-Lo Industries, Inc.                                                 8,600                 12
 * Haemonetics Corp.                                                    104,300          2,836,960
   Haggar Corp.                                                          58,500          1,179,360
 * Hain Celestial Group, Inc.                                            22,700            401,790
 * Halifax Corp.                                                          8,650             38,925
 * Hall Kinion Associates, Inc.                                          69,800            288,972
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                             49,700            467,180
 * Hampshire Group, Ltd.                                                 12,700            368,046
   Hancock Fabrics, Inc.                                                182,600          2,121,812
   Handleman Co.                                                        126,405          2,831,472
 * Hanger Orthopedic Group, Inc.                                        174,800          2,884,200
   Hanmi Financial Corp.                                                 19,000            500,650
   Hardinge, Inc.                                                        83,500            993,650
   Harleysville Group, Inc.                                              35,200            664,928
   Harleysville National Corp.                                            4,390            109,530
 * Harmonic, Inc.                                                       244,540          1,562,611
 * Harolds Stores, Inc.                                                  41,537            104,673
 * Harris Interactive, Inc.                                             372,043          2,768,000
   Harrodsburg First Financial Bancorp,
     Inc.                                                                 3,700             72,057
 * Hartmarx Corp.                                                       295,600          1,782,468
 * Harvard Bioscience, Inc.                                             158,635            745,585
 * Harvest Natural Resources, Inc.                                      487,800          6,195,060
 * Hastings Entertainment, Inc.                                          77,600            603,650
 * Hastings Manufacturing Co.                                            13,700             35,278
 * Hauppauge Digital, Inc.                                               90,200            573,762
   Haverty Furniture Co., Inc.                                           40,000            702,000
   Haverty Furniture Co., Inc. Class A                                   12,000            216,600
*# Hawaiian Holdings, Inc.                                              588,481          2,854,133
 * Hawk Corp.                                                            64,400            336,490
   Hawkins, Inc.                                                         92,485          1,110,745
 * Hawthorne Financial Corp.                                             66,300          2,335,749
 * Headwaters, Inc.                                                      22,100            461,890
 * HealthAxis, Inc.                                                       5,710             12,505
   Healthcare Services Group, Inc.                                      157,400          2,445,996
 * HealthExtras, Inc.                                                   244,614          3,730,364
 * HealthStream, Inc.                                                    14,400             31,104
   Heartland Financial USA, Inc.                                          8,092            141,610
 * Hector Communications Corp.                                           24,700            494,000
 * HEI, Inc.                                                             24,700             62,985
   Heico Corp.                                                           69,600    $     1,023,816
   Heico Corp. Class A                                                   51,185            605,007
 * Heidrick & Struggles International,
     Inc.                                                               100,199          2,799,560
   Helix Technology Corp.                                               138,400          2,751,392
*# Hemispherx Biopharma, Inc.                                           216,400            750,908
 * Heritage Commerce Corp.                                                8,600            122,034
   Heritage Financial Corp.                                              83,700          1,586,115
 * Herley Industries, Inc.                                              101,850          2,093,018
 * Hexcel Corp.                                                         206,000          1,751,000
   HF Financial Corp.                                                    29,920            443,714
*# Hi-Shear Technology Corp.                                             45,350            142,399
 * Hi-Tech Pharmacal, Inc.                                               57,150          1,062,419
 * Hibbett Sporting Goods, Inc.                                         157,612          4,094,760
   Hickory Tech Corp.                                                    12,800            143,744
 * Hines Horticulture, Inc.                                             195,700            849,338
   Hingham Institution for Savings                                        5,350            219,350
   Hirsch International Corp. Class A                                     4,550              4,732
   HMN Financial, Inc.                                                   33,000            829,290
 * HMS Holdings Corp.                                                   167,500            904,500
 * Hoenig Group Escrow Shares                                            61,000             14,030
 * Holiday RV Superstores, Inc.                                           5,910                 30
 * Hollis-Eden Pharmaceuticals, Inc.                                    115,892          1,192,529
   Holly Corp.                                                          123,600          4,295,100
 * Hollywood Media Corp.                                                117,174            381,987
 * Hologic, Inc.                                                        191,700          3,941,352
   Home Federal Bancorp                                                  37,400            996,710
 * Home Products International, Inc.                                     64,400             83,076
 * HomeStore, Inc.                                                       54,000            225,180
   Hooper Holmes, Inc.                                                  344,000          1,926,400
   HopFed Bancorp, Inc.                                                   4,500             78,030
   Horace Mann Educators Corp.                                           23,400            396,162
   Horizon Financial Corp.                                               84,960          1,564,963
 * Horizon Health Corp.                                                  47,775          1,098,825
 * Horizon Medical Products, Inc.                                        15,800             30,020
 * Horizon Offshore, Inc.                                               190,400            232,288
 * Hub Group, Inc. Class A                                               52,900          1,730,888
   Hudson River Bancorp, Inc.                                           157,804          2,750,524
 * Hudson Technologies, Inc.                                             32,100             34,668
 * Huffy Corp.                                                           96,300            111,708
   Humboldt Bancorp                                                      63,240          1,180,691
 * Hurco Companies, Inc.                                                 48,800            658,312
 * Huttig Building Products, Inc.                                        18,200            150,150
 * Hycor Biomedical, Inc.                                                83,216            436,884
 * Hydril Co.                                                            84,829          2,439,682
 * Hypercom Corp.                                                       269,600          1,811,712
 * HyperFeed Technologies, Inc.                                          10,730             40,559
 * I-Flow Corp.                                                          63,599            860,494
 * I-many, Inc.                                                         176,900            221,125
*# I-Sector Corporation                                                  32,000            275,200
*# I-Trax Inc.                                                           72,800            243,880
   Iberiabank Corp.                                                      55,800          3,268,206
 * Ibis Technology Corp.                                                 56,013            431,300
 * icad, Inc.                                                            37,500            132,000
 * Ico, Inc.                                                            165,818            353,192
 * ICT Group, Inc.                                                       91,700          1,049,048
 * ICU Medical, Inc.                                                    102,525          3,415,108
 * Identix, Inc.                                                        447,567          3,244,861
 * IDT Corp.                                                            117,000          2,058,030
 * iGate Capital Corp.                                                  346,700          1,546,282
 * IGI, Inc.                                                             16,400             36,080

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Igo Escrow Share                                                      11,200    $             0
 * II-VI, Inc.                                                          114,052          2,940,261
 * Illumina, Inc.                                                       175,800          1,114,572
   ILX Resorts, Inc.                                                     15,900            160,113
 * Image Entertainment, Inc.                                            172,900            596,505
*# ImageWare Systems, Inc.                                                7,700             21,483
 * IMCO Recycling, Inc.                                                 133,800          1,685,880
 * Immersion Corp.                                                      113,789            488,155
*# Immtech International, Inc.                                           16,200            230,850
 * Immucor, Inc.                                                        147,350          4,579,638
 * ImmunoGen, Inc.                                                      215,308          1,724,617
 * Immunomedics, Inc.                                                   264,379          1,602,137
 * IMPAC Medical Systems, Inc.                                           40,800            476,544
*# Impath, Inc.                                                          70,200            396,630
 * Impco Technologies, Inc.                                              97,600            559,248
 * Imperial Sugar Co.                                                    30,617            361,587
*# Imperial Sugar Company                                                74,200                  0
*# Implant Sciences Corp.                                                38,900            539,932
 * Impreso, Inc.                                                         31,500             74,970
 * Incyte Genomics, Inc.                                                385,172          2,761,683
   Independence Holding Co.                                              17,180            564,363
   Independent Bank Corp. MA                                            129,900          3,444,948
   Independent Bank Corp. MI                                            194,831          4,935,069
*# Indevus Pharmaceuticals, Inc.                                        250,555          2,087,123
 * Index Development Partners, Inc.                                      24,200              1,331
 * Indus International, Inc.                                            159,700            407,235
 * Industrial Distribution Group, Inc.                                   81,400            590,150
 * INEI Corp.                                                            20,200             28,280
 * Inet Technologies, Inc.                                              203,531          1,813,461
 * Infinity, Inc.                                                        47,052            171,740
*# Infocrossing, Inc.                                                    78,200          1,032,240
 * InFocus Corp.                                                        209,746          1,690,553
*# Information Architects Corp.                                          13,040              3,912
 * Information Holdings, Inc.                                           110,120          2,942,406
 * Inforte Corp.                                                         58,350            631,347
 * infoUSA, Inc.                                                        340,398          3,063,582
   Ingles Market, Inc. Class A                                           53,409            566,135
 * Inkine Pharmaceutical Co., Inc.                                        9,500             39,045
 * Innodata Corp.                                                        94,396            363,425
 * Innotrac Corp.                                                       156,400          1,446,700
 * Innovative Clinical Solutions, Ltd.                                    1,310                  8
*# Innovative Gaming Corp.                                                  400                  4
 * Innovative Solutions & Support, Inc.                                  23,900            477,546
 * Innovex, Inc.                                                        130,800            705,012
 * Input/Output, Inc.                                                   281,500          1,942,350
 * Insight Communications Co., Inc.                                      53,000            506,680
 * Insight Enterprises, Inc.                                             13,122            240,920
 * Insightful Corp.                                                      40,100            172,791
 * Insignia Systems, Inc.                                                60,750             80,798
*# Insite Vision, Inc.                                                  180,600            140,868
 * Insituform Technologies, Inc. Class A                                140,260          2,145,978
 * Insmed, Inc.                                                         202,882            466,426
 * Inspire Pharmaceuticals, Inc.                                        168,904          2,893,326
 * Insurance Auto Auctions, Inc.                                        104,800          1,714,528
 * InsWeb Corp.                                                          12,966             61,589
   Integra Bank Corp.                                                    91,823          1,927,365
   Integral Systems, Inc.                                               118,700          2,085,559
*# Integral Vision, Inc.                                                 21,100             34,815
 * IntegraMed America, Inc.                                              19,600            142,688
*# Integrated Bio                                                        52,000            722,800
 * Integrated Electrical Services, Inc.                                 189,700          1,707,300
 * Integrated Information Systems, Inc.                                   5,020    $           628
 * Integrated Silicon Solution, Inc.                                    181,931          2,892,703
 * Integrity Media, Inc.                                                  6,400             40,704
 * Intelli-Check, Inc.                                                   46,700            349,783
 * Intellidata Technologies Corp.                                       200,500            152,380
 * Intelligent Systems Corp.                                             38,100             70,485
 * Intelligroup, Inc.                                                   116,800            460,192
*# Intellisync Corp.                                                    276,414            699,327
   Inter Parfums, Inc.                                                  168,600          4,243,662
 * Interactive Intelligence, Inc.                                        64,210            362,787
 * InterCept Group, Inc.                                                106,784          1,590,014
   Interchange Financial Services Corp.                                  74,265          1,704,382
 * Interep National Radio Sales, Inc.                                    18,000             35,100
 * Interface, Inc. Class A                                              246,079          1,722,553
 * Interferon Scientific, Inc.                                           13,480                559
 * Interland, Inc.                                                      101,900            296,529
 * Interlink Electronics, Inc.                                           82,000            824,100
 * Intermagnetics General Corp.                                         152,915          4,506,405
   Intermet Corp.                                                       238,200            979,002
 * InterMune, Inc.                                                      111,828          1,589,076
   International Aluminum Corp.                                          18,500            548,155
 * International Microcomputer Software,
     Inc.                                                                 4,200              5,460
 * International Multifoods Corp.                                       102,400          2,555,904
 * International Shipholding Corp.                                       51,200            727,296
*# Internet Commerce Corp.                                               13,900             19,321
*# Interpharm Holdings, Inc.                                             97,800            314,916
 * Interphase Corp.                                                      62,700            595,587
   Interpool, Inc.                                                      112,600          1,900,125
 * Interpore International, Inc.                                        212,800          3,070,704
   Interstate Bakeries Corp.                                            111,900          1,174,950
 * Interstate Hotels & Resorts, Inc.                                    186,850            999,648
   Inter-Tel, Inc.                                                       91,700          2,263,156
 * Intervoice, Inc.                                                     189,138          2,649,823
 * Interwoven, Inc.                                                     213,629          1,969,659
 * Intest Corp.                                                          29,200            167,900
 * Intevac, Inc.                                                        108,100            972,900
 * IntraBiotics Pharmaceuticals, Inc.                                    17,329            246,592
 * Intrado, Inc.                                                        109,900          1,826,538
 * Intraware, Inc.                                                        4,500              8,955
 * Introgen Therapeutics, Inc.                                          140,887            926,896
*# Intrusion, Inc.                                                       20,825             41,213
 * Intuitive Surgical, Inc.                                             113,541          1,877,968
 * Inverness Medical Innovations, inc.                                    2,955             57,297
 * Investment Technology Group, Inc.                                     15,200            207,480
 * INVESTools, Inc.                                                      21,050             43,153
   Investors Title Co.                                                   19,800            547,569
*# Invision Technologies, Inc.                                          109,000          5,433,650
 * Iomed, Inc.                                                           34,900            102,257
   Iomega Corp.                                                         272,791          1,320,308
 * Ion Networks, Inc.                                                    23,600              1,888
*# Ionatron, Inc.                                                       133,700            787,493
 * Ionics, Inc.                                                         119,700          3,023,622
*# IPIX Corp.                                                             2,000             16,780
 * Iridex Corp.                                                          56,300            391,285
*# IRIS International, Inc.                                              70,250            589,257
   Isco, Inc.                                                            98,041          1,561,695
 * Isis Pharmaceuticals, Inc.                                           296,198          1,913,439
*# Island Pacific, Inc.                                                  41,900             33,101
 * Isle of Capri Casinos, Inc.                                          200,100          3,877,938
 * Isolagen Inc.                                                         70,100            618,282

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * ITLA Capital Corp.                                                    51,800    $     2,077,180
 * Itron, Inc.                                                          154,100          3,180,624
 * ITXC Corp.                                                            58,600            138,296
 * iVillage, Inc.                                                        48,400            333,476
 * Ixia                                                                 326,466          3,058,986
 * IXYS Corp.                                                           173,983          1,626,741
 * J & J Snack Foods Corp.                                               83,200          3,308,032
 * J Net Enterprises, Inc.                                               75,975            113,963
 * J. Alexander's Corp.                                                 104,700            748,605
 * J. Jill Group, Inc.                                                  168,450          3,441,434
 * j2 Global Communication, Inc.                                        122,600          3,036,802
 * Jaclyn, Inc.                                                          20,027            101,737
 * Jaco Electronics, Inc.                                                63,009            313,850
 * Jacuzzi Brands, Inc.                                                 323,222          2,760,316
 * Jakks Pacific, Inc.                                                  133,626          2,375,870
 * JDA Software Group, Inc.                                             151,311          1,914,084
 * Jennifer Convertibles, Inc.                                           41,000            129,560
   JLG Industries, Inc.                                                 230,700          2,911,434
 * JMAR Industries, Inc.                                                189,000            419,580
 * Jo-Ann Stores, Inc.                                                    6,600            188,958
 * Johnson Outdoors, Inc.                                                52,800          1,006,896
 * Jones Lang LaSalle, Inc.                                              34,350            866,307
 * Jos. A. Bank Clothiers, Inc.                                          82,350          2,683,787
 * JPS Industries, Inc.                                                  24,500             60,785
 * Jupitermedia Corp.                                                   108,861          1,121,268
 * K-Tron International, Inc.                                            61,300          1,308,142
 * K2, Inc.                                                             304,263          4,478,751
 * Kadant, Inc.                                                          75,800          1,533,434
   Kaman Corp. Class A                                                  122,054          1,437,796
 * Katy Industries, Inc.                                                 76,100            445,185
 * KBK Capital Corp.                                                     18,200             20,475
 * KCS Energy, Inc.                                                     258,300          3,231,333
 * Keith Companies, Inc.                                                 18,300            256,566
   Keithley Instruments, Inc.                                            72,300          1,562,403
 * Kendle International, Inc.                                            98,600            739,500
 * Kennedy-Wilson, Inc.                                                  76,700            521,560
 * Kensey Nash Corp.                                                    122,700          3,919,038
 * Kent Financial Services, Inc.                                         50,712            121,252
*# Keravision, Inc.                                                      44,500                134
   Kewaunee Scientific Corp.                                             19,400            208,841
 * Key Technology, Inc.                                                  36,000            471,600
 * Key Tronic Corp.                                                      96,500            345,470
 * Keynote Systems, Inc.                                                 64,500            841,725
 * Keystone Automotive Industries, Inc.                                 141,700          3,896,750
 * Keystone Consolidated Industries,
     Inc.                                                                11,000              1,485
 * Kforce, Inc.                                                         163,542          1,498,045
*# KFX, Inc.                                                            294,000          2,601,900
   Kimball International, Inc. Class B                                   14,639            202,604
 * Kirklands, Inc.                                                       59,700            701,475
   Knape & Vogt Manufacturing Co.                                        27,588            359,196
 * Koala Corp.                                                           90,800             35,412
 * Komag Inc.                                                           145,740          2,113,230
 * Kontron Mobile Computing, Inc.                                         4,000              1,560
 * Kopin Corp.                                                          366,213          1,984,874
 * Korn/Ferry International                                             200,800          2,789,112
 * Kosan Biosciences, Inc.                                              153,002          1,661,602
   Koss Corp.                                                            84,000          1,760,640
*# Krause's Furniture, Inc.                                              23,000                 21
   Kronos Worldwide, Inc.                                                    51              1,581
 * Kulicke & Soffa Industries, Inc.                                      92,726          1,063,567
 * KVH Industries, Inc.                                                  75,200    $     1,014,448
 * La Jolla Pharmceutical Co.                                           413,000          1,115,100
 * LaBarge, Inc.                                                        213,750          1,624,500
 * LabOne, Inc.                                                          90,277          2,808,517
 * Labor Ready, Inc.                                                    218,300          2,656,711
 # Labranche & Co., Inc.                                                109,600            982,016
   Laclede Group, Inc.                                                  101,500          2,764,860
 * LaCrosse Footwear, Inc.                                               20,400            160,344
   Ladish Co., Inc.                                                     115,500          1,004,850
   Lakeland Bancorp, Inc.                                                11,250            177,188
 * Lakeland Industries, Inc.                                             24,079            523,718
 * Lakes Entertainment, Inc.                                            148,800          1,839,168
 * Lamson & Sessions Co.                                                144,400          1,090,220
   Lance, Inc.                                                          240,521          3,667,945
 * Lancer Corp.                                                          94,525            604,960
   Landauer, Inc.                                                        82,000          3,362,820
 * Landec Corp.                                                         141,000            999,690
   Landry's Restaurants, Inc.                                           106,000          3,180,000
 * Lannet Co., Inc.                                                     106,270          1,801,277
 * Lantronix, Inc.                                                       15,000             18,750
*# Large Scale Biology Corp.                                             24,560             37,822
 * Larscom, Inc.                                                         11,100             55,500
 * Laserscope                                                           108,331          3,105,850
   Lawson Products, Inc.                                                  4,900            172,235
 * Layne Christensen Co.                                                159,000          2,680,740
 * Lazare Kaplan International, Inc.                                     67,400            593,120
 * LCA-Vision, Inc.                                                      70,657          1,695,768
 * LCC International, Inc. Class A                                       97,300            402,822
 * Learning Tree International, Inc.                                     90,377          1,296,910
 * Lecroy Corp.                                                          85,200          1,570,236
 * Lectec Corp.                                                          25,637             20,510
   Leesport Financial Corp.                                                 525             12,416
 * Lesco, Inc.                                                           87,900          1,136,547
 * Level 8 Systems, Inc.                                                 26,400              7,128
 * Lexicon Genetics, Inc.                                               335,530          2,352,065
   Libbey, Inc.                                                          72,300          1,844,373
 * Liberate Technologies, Inc.                                           47,200            123,900
   Liberty Homes, Inc. Class A                                              200                910
 * Lifecell Corp.                                                       138,005          1,410,411
 * Lifecore Biomedical, Inc.                                            116,800            817,600
 * Lifeline Systems, Inc.                                                74,000          1,526,620
   Lifetime Hoan Corp.                                                   89,052          1,821,915
 * Lightbridge, Inc.                                                    136,580            719,777
 * Lightning Rod Software, Inc.                                           2,180              2,409
 * LightPath Technologies, Inc.                                           8,650             36,763
   Lindsay Manufacturer Co.                                              62,300          1,426,670
 * Lionbridge Technologies, Inc.                                         31,886            249,667
*# Lipid Sciences, Inc.                                                 121,100            514,675
*# Liquidmetal Technologies, Inc.                                       106,651            133,314
   Lithia Motors, Inc. Class A                                           77,200          1,846,624
 * LMI Aerospace, Inc.                                                    3,700              4,625
   LNB Bancorp, Inc.                                                      1,000             19,450
 * Local Financial Corp.                                                 39,200            854,168
 * Lodgenet Entertainment Corp.                                          92,900          1,836,633
 * Lodgian, Inc.                                                            498              7,370
 * Logic Devices, Inc.                                                   45,800             73,280
 * LogicVision, Inc.                                                     94,450            282,311
 * Logility, Inc.                                                       135,600            603,420
 * Lojack Corp.                                                         152,600          1,220,800
   Lone Star Steakhouse & Saloon, Inc.                                  109,092          2,770,937
 * Lone Star Technologies, Inc.                                         150,500          3,028,060

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Longview Fibre Co.                                                   265,600    $     3,389,056
 * LookSmart, Ltd.                                                      153,033            358,097
 * LOUD Technologies, Inc.                                              112,900            279,992
   Lowrance Electronics, Inc.                                             9,163            310,708
   LSB Bancshares, Inc. NC                                               35,571            542,102
   LSB Corp.                                                             16,200            251,100
   LSI Industries, Inc.                                                 260,130          2,991,495
 * Luby's, Inc.                                                         151,550            836,556
   Lufkin Industries, Inc.                                               46,100          1,394,525
 * Luminex Corp.                                                        162,657          1,621,690
 * Lydall, Inc.                                                         141,300          1,247,679
 * Lynch Corp.                                                           29,500            413,000
 * Lynch Interactive Corp.                                               59,200          2,130,608
 * M & F Worldwide Corp.                                                168,000          2,184,000
 * M-Wave, Inc.                                                           3,000              4,800
   M/I Schottenstein Homes, Inc.                                        126,500          5,372,455
*# Mace Security International, Inc.                                     26,700            149,787
 * Mac-Gray Corp.                                                       116,200            744,842
 * Madden (Steven), Ltd.                                                123,500          2,384,785
 * Magic Lantern Group, Inc.                                             11,700             10,589
 * Magma Design Automation, Inc.                                          3,617             69,085
*# Magna Entertainment Corp.                                             15,800             82,476
 * Magnetek, Inc.                                                       208,000          1,624,480
 * Magnum Hunter Resources, Inc.                                        320,100          3,223,407
 * MAI Systems Corp.                                                     19,807              4,952
 * MAII Holdings, Inc.                                                   36,200                362
 * Main Street & Main, Inc.                                              98,525            201,976
   Main Street Banks, Inc.                                               49,395          1,306,992
   Maine & Maritimes Corp.                                               29,300            895,115
 * MAIR Holdings, Inc.                                                  105,692            845,536
 * Major Automotive Companies, Inc.                                       3,350              2,111
 * Management Network Group, Inc.                                        54,499            128,073
 * Manatron, Inc.                                                           115                934
 * Manchester Technologies, Inc.                                         83,700            316,302
   Mannatech, Inc.                                                        5,200             52,832
*# Manning (Greg) Auctions, Inc.                                         50,600            671,462
 * Manugistic Group, Inc.                                               399,500          1,777,775
 * Mapics, Inc.                                                         220,279          2,191,776
 * Mapinfo Corp.                                                        104,050          1,040,500
 * Marimba, Inc.                                                        137,106          1,121,527
   Marine Products Corp.                                                 68,670          1,256,661
 * MarineMax, Inc.                                                       97,876          2,608,395
 * Marisa Christina, Inc.                                                69,100             89,830
   Maritrans, Inc.                                                       47,700            698,805
 * MarketWatch.com, Inc.                                                155,274          1,767,018
   MarkWest Hydrocarbon, Inc.                                            67,210            719,147
 * Marlton Technologies, Inc.                                            52,900             31,211
   Marsh Supermarkets, Inc. Class A                                      17,700            241,517
   Marsh Supermarkets, Inc. Class B                                      29,800            411,836
 * Marten Transport, Ltd.                                               118,800          2,062,368
*# Martha Stewart Living Omnimedia,
     Ltd.                                                               100,000            915,000
   MASSBANK Corp.                                                        31,399          1,044,959
 * Mastec, Inc.                                                         249,800          1,066,646
 * Material Sciences Corp.                                              131,800          1,364,130
 * Matria Healthcare, Inc.                                               89,875          1,963,769
*# Matritech, Inc.                                                      257,800            301,626
 * Matrix Bancorp, Inc.                                                  29,500            351,050
 * Matrix Service Co.                                                   150,600          1,608,408
 * MatrixOne, Inc.                                                      317,600          2,169,208
*# Matrixx Initiatives, Inc.                                             91,900            791,259
 * Mattson Technology, Inc.                                             263,753    $     2,811,607
 * Maui Land & Pineapple Company, Inc.                                   35,500          1,163,335
 * Max & Ermas Restaurants, Inc.                                         20,844            349,137
 * Maxco, Inc.                                                           18,800             62,040
   Maxcor Financial Group, Inc.                                          36,628            409,135
 * Maxicare Health Plans, Inc.                                            6,960                835
*# Maxim Pharmaceuticals, Inc.                                          148,494          1,323,082
 * Maximus, Inc.                                                         58,400          2,098,896
 * Maxwell Shoe Company, Inc.                                           123,750          2,763,338
 * Maxwell Technologies, Inc.                                           100,192          1,592,051
 * Maxxam, Inc.                                                          20,500            517,625
 * Maxygen, Inc.                                                        181,465          1,821,909
   Mayflower Co-Operative Bank
     Middleboro                                                             450              6,755
 * Mayor's Jewelers, Inc.                                               161,900             93,902
 * Mays (J.W.), Inc.                                                      2,700             37,287
   MBT Financial Corp.                                                   10,106            176,855
   MCG Capital Corp.                                                      5,500             85,195
   McGrath Rent Corp.                                                    76,200          2,373,630
*# McMoran Exploration Co.                                               89,500          1,281,640
   McRae Industries, Inc. Class A                                         9,100             90,545
*# MCSI, Inc.                                                             2,000                 20
 * Meade Instruments Corp.                                              103,660            331,712
 * Meadow Valley Corp.                                                   22,900             49,808
 * Meadowbrook Insurance Group, Inc.                                     97,300            493,311
 * Measurement Specialties, Inc.                                         78,500          1,560,580
 * Medarex, Inc.                                                         73,793            617,647
 * MedCath Corp.                                                         15,738            317,908
*# Med-Design Corp.                                                      86,920            181,663
 * Media 100, Inc.                                                       59,500              1,339
 * Media Services Group, Inc.                                               452              3,828
 * MediaBay, Inc.                                                        43,000             21,930
*# Medialink Worldwide, Inc.                                             49,800            179,280
 * Medical Action Industries, Inc.                                       89,200          1,570,812
 * Medical Staffing Network Holdings,
     Inc.                                                               160,100          1,055,059
 * Medicore, Inc.                                                        45,000            147,150
*# Medifast, Inc.                                                        55,300            408,667
 * Medquist, Inc.                                                       133,500          1,646,055
 * MedSource Technologies, Inc.                                         118,498            824,746
 * MEDTOX Scientific, Inc.                                               21,581            220,126
 * Memberworks, Inc.                                                     55,100          1,576,962
   Mercantile Bank Corp.                                                  2,625             85,523
   Merchants Bancshares, Inc.                                            47,100          1,201,521
   Merchants Group, Inc.                                                 15,700            408,200
 * Mercury Air Group, Inc.                                               33,508            201,048
 * Mercury Computer Systems, Inc.                                       112,300          2,518,889
 * Merge Technologies, Inc.                                              66,012          1,088,538
   Meridian Bioscience, Inc.                                            139,300          1,411,248
 * Meridian Resource Corp.                                              331,472          2,446,263
 * Merisel, Inc.                                                              5                 24
 * Merit Medical Systems, Inc.                                          204,306          2,964,480
 * Merix Corp.                                                           95,200          1,018,640
 * Merrimac Industries, Inc.                                             14,265            131,951
 * Mesa Air Group, Inc.                                                 331,800          2,544,906
   Mesa Labs, Inc.                                                       27,800            275,776
 * Mestek, Inc.                                                         115,650          1,822,644
 * Meta Group, Inc.                                                     104,600            481,160
 * Metals USA, Inc.                                                      28,970            431,653
 * MetaSolv, Inc.                                                       193,335            545,205
   Methode Electronics, Inc. Class A                                     73,100            805,562

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Met-Pro Corp.                                                        146,886    $     2,188,601
*# Metris Companies, Inc.                                               306,594          2,314,785
*# Metro One Telecommunications, Inc.                                   120,500            201,235
   MetroCorp. Bancshares, Inc.                                           23,000            346,150
 * Metrologic Instruments, Inc.                                         114,583          1,698,120
   MFB Corp.                                                              8,500            292,273
 * MFRI, Inc.                                                            31,800             94,923
   MGE Energy, Inc.                                                      79,949          2,425,653
   MGP Ingredients, Inc.                                                 75,600          2,695,140
 * Michael Anthony Jewelers, Inc.                                        64,100             91,343
 * Micro Component Technology, Inc.                                     118,032            161,704
 * Micro Linear Corp.                                                   109,300            659,079
 * MicroFinancial, Inc.                                                  30,300             87,870
 * Micromuse, Inc.                                                       97,737            578,603
 * Microsemi Corp.                                                      206,432          2,526,728
 * MicroStrategy, Inc.                                                   31,100          1,493,111
 * Microtek Medical Holdings, Inc.                                      375,445          1,693,632
 * Micro-Therapeutics, Inc.                                             137,232            598,332
 * Microtune, Inc.                                                       45,600            155,952
*# Microvision, Inc.                                                    112,804            962,218
 * Midas, Inc.                                                           99,400          1,903,510
   Middleby Corp.                                                        97,100          5,939,607
   Middlesex Water Co.                                                   56,000          1,100,960
   Midland Co.                                                           88,200          2,303,784
   Mid-State Bancshares                                                 124,165          2,786,263
*# Midway Games, Inc.                                                   292,200          3,167,448
   Midwest Banc Holdings, Inc.                                           69,322          1,586,781
 * Midwest Express Holdings, Inc.                                        92,300            364,585
 * Mikohn Gaming Corp.                                                  115,600            567,596
 * Milacron, Inc.                                                       215,500            965,440
*# Milestone Scientific, Inc.                                            21,900             41,610
 * Millennium Cell, Inc.                                                181,600            399,520
 * Miller Industries, Inc.                                               32,700            297,897
 * Millerbuilding Systems Escrow
     Shares                                                              72,800             21,840
 * Miltope Group, Inc. Contigent Value
     Right                                                               44,000                  0
 * MIM Corp.                                                            118,800            931,392
 * Mindspeed Technologies, Inc.                                             900              4,653
*# Minorplanet Systems USA, Inc.                                          8,716              4,271
   Minuteman International, Inc.                                         15,400            200,200
 * MIPS Technologies, Inc.                                              128,400            891,096
 * Misonix, Inc.                                                         36,400            306,488
 * Mission Resources Corp.                                              135,400            728,452
 * Mitcham Industries, Inc.                                              90,200            378,840
 * Mitek Systems, Inc.                                                   22,300             13,938
 * Mity Enterprises, Inc.                                                40,650            741,863
 * Mobile Mini, Inc.                                                     76,000          1,620,320
 * Mobility Electronics, Inc.                                           147,150          1,218,402
 * Mobius Management Systems, Inc.                                      174,400          1,046,400
   Mocon, Inc.                                                           73,375            569,390
 * Modem Media, Inc.                                                      8,500             47,685
 * Mod-Pac Corp.                                                         18,340            154,239
 * Mod-Pac Corp. Class B                                                  6,877             57,836
 * Modtech Holdings, Inc.                                               106,312            744,184
 * Moldflow Corp.                                                        54,594            609,269
 * Molecular Devices Corp.                                              131,366          2,239,790
   Monaco Coach Corp.                                                   109,800          2,749,392
 * Monarch Casino and Resort, Inc.                                       72,500          1,024,425
 * Mondavi (Robert) Corp. Class A                                        48,958          1,704,718
 * Monolithic System Technology, Inc.                                   146,067          1,019,548
 * Monro Muffler Brake, Inc.                                             83,397    $     2,066,578
 * Monterey Pasta Co.                                                   135,300            487,080
 * Moore Handley, Inc.                                                    1,500              2,963
 * Morgan Group Holding Co.                                              59,200              4,440
 * Morgan's Foods, Inc.                                                     600              1,143
 * Moscow CableCom Corp.                                                 15,000            110,985
 * Mossimo, Inc.                                                        149,150            559,313
 * Mother's Work, Inc.                                                   31,000            683,860
 * Motor Car Parts & Accessories, Inc.                                   24,500            208,250
   Movado Group, Inc.                                                    92,900          2,852,030
 # Movie Gallery, Inc.                                                  255,175          4,743,703
 * MRO Software, Inc.                                                   132,300          1,890,567
 * MRV Communications, Inc.                                             424,100          1,128,106
 * MSC Software Corp.                                                   161,300          1,442,022
 * MTC Technologies, Inc.                                                58,200          1,545,210
*# MTI Technology Corp.                                                   3,300              9,768
 * MTM Technologies, Inc.                                                44,200             73,814
 * MTR Gaming Group, Inc.                                               147,963          1,377,536
   MTS Systems Corp.                                                    188,648          4,195,532
   Mueller (Paul) Co.                                                    26,300            834,762
 * Multi Color Corp.                                                     30,600            477,972
*# Multimedia Games, Inc.                                                66,360          1,497,745
   MutualFirst Financial, Inc.                                            2,900             64,184
   Myers Industries, Inc.                                               124,752          1,685,400
 * Mykrolis Corp.                                                       216,500          3,507,300
 * Myriad Genetics, Inc.                                                142,900          2,370,711
   Nacco Industries, Inc. Class A                                         6,500            576,810
*# Nanogen, Inc.                                                        167,507          1,140,723
 * Nanometrics, Inc.                                                     63,100            807,049
*# Nanophase Technologies Corp.                                         119,400            858,486
*# Napco Security Systems, Inc.                                         127,600          1,122,880
   Nara Bancorp, Inc.                                                    59,754          1,839,228
   Nash-Finch Co.                                                        91,400          1,718,320
 * Nashua Corp.                                                          54,500            503,035
 * Nassda Corp.                                                          85,035            448,134
*# Nastech Pharmaceutical Co., Inc.                                      63,146            753,332
 * NATCO Group, Inc. Class A                                            163,600          1,249,904
 * Nathans Famous, Inc.                                                  52,600            320,281
   National Beverage Corp.                                              213,800          2,024,686
 * National Dentex Corp.                                                 27,400            833,097
 * National Home Health Care Corp.                                       24,566            248,117
 * National Medical Health Card
     Systems, Inc.                                                       32,221          1,160,278
 * National Research Corp.                                               52,200            876,960
 * National RV Holdings, Inc.                                           102,650          1,221,535
   National Security Group, Inc.                                         12,600            280,980
 * National Steel Corp. Class B                                             550                  4
 * National Technical Systems, Inc.                                      83,600            415,408
 * National Western Life Insurance Co.
     Class A                                                              2,600            379,990
 * Natrol, Inc.                                                          99,700            274,175
 * Natural Alternatives International, Inc.                              48,800            535,336
   Nature's Sunshine Products, Inc.                                     153,100          2,281,190
 * Natus Medical, Inc.                                                   54,000            277,020
   Nautilus Group, Inc.                                                 172,950          2,606,357
 * Navarre Corp.                                                        159,700          1,964,310
 * Navidec, Inc.                                                          3,516              6,100
 * Navigant Consulting, Inc.                                             14,700            300,615
 * Navigant International, Inc.                                          96,400          1,675,432
 * Navigators Group, Inc.                                                55,417          1,601,551
   NBT Bancorp                                                          101,441          2,204,313

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * NCI Building Systems, Inc.                                           103,200    $     3,000,024
 * NCO Group, Inc.                                                      109,980          2,726,404
   Nelson (Thomas), Inc.                                                126,800          2,969,656
 * Neoforma, Inc.                                                       103,725          1,179,353
 * Neogen Corp.                                                          53,625            858,000
 * NeoMagic Corp.                                                       170,600            699,460
 * NEON Systems, Inc.                                                    14,800             51,948
 * Neopharm, Inc.                                                       122,964          1,352,604
 * Neorx Corp.                                                              200                660
 * Neose Technologies, Inc.                                             105,700            884,709
 * Neoware Systems, Inc.                                                 63,300            546,912
 * NES Rentals Holdings, Inc.                                               245              1,991
   Net Perceptions, Inc.                                                 13,400             12,060
 * Net2Phone, Inc.                                                      243,521          1,041,052
   NetBank, Inc.                                                        112,237          1,203,181
 * Netegrity, Inc.                                                      198,575          1,870,577
 * Netguru, Inc.                                                         46,900             70,819
 * NetManage, Inc.                                                       49,128            321,788
 * NetObjects, Inc.                                                       2,000                 20
 * Netopia, Inc.                                                        121,056            702,125
 * NetRatings, Inc.                                                     164,517          2,301,593
 * Netscout System, Inc.                                                159,305          1,097,611
 * NetSolve, Inc.                                                       231,900          2,307,869
 * Network Engines, Inc.                                                190,012            604,238
 * Network Equipment Technologies, Inc.                                 167,500          1,232,800
*# Network Plus Corp.                                                    10,000                 18
 * Neurobiological Technologies, Inc.                                    14,600             58,400
 * Neurogen Corp.                                                       284,532          2,677,446
   Nevada Chemicals, Inc.                                                   400              2,128
 * Nevada Gold & Casinos, Inc.                                           63,550            934,185
 * New Brunswick Scientific Co., Inc.                                    75,600            459,648
 * New Century Equity Holdings Corp.                                    388,400             87,390
   New England Business Services, Inc.                                   87,500          3,838,625
   New Hampshire Thrift BancShares,
     Inc.                                                                 1,600             47,680
 * New Horizons Worldwide, Inc.                                          77,475            452,531
   Newmil Bancorp, Inc.                                                  44,200          1,204,450
 * Newpark Resources, Inc.                                              442,100          2,497,865
 * Newport Corp.                                                         32,985            479,272
*# Newtek Business Services, Inc.                                        40,343            194,050
 * Niagara Corp.                                                         75,500            304,643
 * NIC, Inc.                                                            427,248          2,358,409
   Nitches, Inc.                                                         11,213             72,436
   NL Industries, Inc.                                                    1,300             16,250
 * NMS Communications Corp.                                             193,185          1,661,391
 * NMT Medical, Inc.                                                     90,000            342,450
   NN, Inc.                                                             132,600          1,573,962
 * Nobel Learning Communities, Inc.                                      49,600            326,120
   Nobility Homes, Inc.                                                  43,800            908,850
   Noble International, Ltd.                                             46,502          1,341,583
 * Noel Group, Inc.                                                      43,600                131
 # Noland Co.                                                               700             29,946
 * Norstan, Inc.                                                         94,700            304,934
 * North America Galvanizing &
     Coatings, Inc.                                                      56,500            113,000
 * North American Scientific, Inc.                                       74,300            664,985
   North Central Bancshares, Inc.                                        17,500            661,850
   North Pittsburgh Systems, Inc.                                        79,227          1,529,081
   Northeast Bancorp                                                     12,600            243,999
   Northeast Pennsylvania Financial
     Corp.                                                                3,250             56,956
   Northern Technologies International
     Corp.                                                               26,400    $       124,608
*# Northfield Laboratories, Inc.                                        129,200          1,698,980
 * Northland Cranberries, Inc.                                           28,400             18,744
   Northrim BanCorp, Inc.                                                34,939            698,786
 * Northwest Pipe Co.                                                    47,500            698,250
 * Novamed Eyecare, Inc.                                                110,200            400,026
 * Novavax, Inc.                                                        203,150            954,805
 * Noven Pharmaceuticals, Inc.                                          122,900          2,357,222
 * Novoste Corp.                                                         86,300            258,900
 * NS Group, Inc.                                                       170,000          2,261,000
 * NTN Communications, Inc.                                             278,791            836,373
 * Nu Horizons Electronics Corp.                                        110,650            899,585
*# Nucentrix Broadband Networks, Inc.                                   114,500            254,763
 * NuCo2, Inc.                                                           71,300          1,395,341
   NUI Corp.                                                            111,493          1,515,190
 * Numerex Corp. Class A                                                102,700            472,420
 * Nutraceutical International Corp.                                     60,400          1,480,404
 * Nutramax Products, Inc.                                               44,000                 44
 * Nutrition 21, Inc.                                                     8,700              5,655
 * Nuvelo, Inc.                                                         106,922            930,221
   NWH, Inc.                                                             14,700            275,846
 * NYFIX, Inc.                                                          157,798            795,302
   Nymagic, Inc.                                                         71,100          1,827,270
 * O'Charleys, Inc.                                                     116,775          2,126,473
 * O.I. Corp.                                                            25,700            216,137
   Oak Hill Financial, Inc.                                              12,200            388,570
 * Obie Media Corp.                                                      35,000            123,550
 * Oceaneering International, Inc.                                       24,700            780,767
   OceanFirst Financial Corp.                                            70,007          1,561,156
 * Ocular Sciences, Inc.                                                 33,476          1,118,433
 * Ocwen Financial Corp.                                                 59,703            742,705
*# Odd Job Stores, Inc.                                                  86,200            139,213
 * Offshore Logistics, Inc.                                             119,741          2,750,451
*# Oglebay Norton Co.                                                     6,000                840
 # Ohio Art Co.                                                           3,600             33,444
 * Oil States International, Inc.                                         4,700             66,740
   Oil-Dri Corp. of America                                              56,300            904,741
 * Old Dominion Freight Lines, Inc.                                     162,900          4,523,733
 * Olympic Steel, Inc.                                                   73,100          1,038,020
 * OM Group, Inc.                                                        29,600            790,024
 * Omega Protein Corp.                                                  175,600          1,896,480
 * OMNI Energy Services Corp.                                            50,480            252,400
 * Omnicell, Inc.                                                       130,700          1,744,845
 * Omnova Solutions, Inc.                                                55,700            287,412
 * Omtool, Ltd.                                                          30,770            323,085
 * On Assignment, Inc.                                                  117,375            688,991
 * On2.cCom, Inc.                                                        40,000             29,600
 * One Price Clothing Stores, Inc.                                       22,414                448
*# Oneida, Ltd.                                                         104,000            128,960
 * OneSource Information Services, Inc.                                  11,800            104,076
 * Online Resources Corp.                                                92,266            680,923
 * Onyx Acceptance Corp.                                                 62,500            946,875
 * ONYX Software Corp.                                                   72,579            279,429
 * OPENT Technologies, Inc.                                             103,553          1,442,493
 * OpenTV Corp.                                                         159,125            402,586
 * Opinion Research Corp.                                                27,500            190,850
 * Oplink Communications, Inc.                                          183,800            369,438
 * Opsware, Inc.                                                         12,900            104,103
 * Opti, Inc.                                                           118,200            183,210
 * Optical Cable Corp.                                                   24,905            133,964

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Optical Communication Products, Inc.                                 153,985    $       348,006
 * Optical Sensors, Inc.                                                  1,133              4,702
 * OptiCare Health Systems, Inc.                                          1,800                855
 * Optika, Inc.                                                          87,500            317,625
   Option Care, Inc.                                                    111,764          1,505,461
 * OraSure Technologies, Inc.                                           234,550          1,733,325
 * Orbit International Corp.                                             11,666             82,607
 * Orbital Sciences Corp.                                               247,200          3,102,360
*# Orchid Biosciences, Inc.                                               9,581             69,462
 * Oregon Steel Mills, Inc.                                             176,300          1,986,901
*# Orleans Homebuilders, Inc.                                            93,800          1,716,540
 * Orphan Medical, Inc.                                                  84,635            758,330
*# Orthodontic Centers of America, Inc.                                 265,500          2,270,025
 * Orthologic Corp.                                                     304,100          2,441,923
*# Osage Systems Group, Inc.                                                800                  0
*# Oscient Pharmaceutical Corp.                                         256,500          1,202,985
   Oshkosh B'Gosh, Inc. Class A                                          53,968          1,218,058
 * OSI Systems, Inc.                                                    104,100          2,324,553
 * Osteotech, Inc.                                                      151,125            943,020
   Outlook Group Corp.                                                   36,600            225,090
 * Overland Storage, Inc.                                               107,900          1,545,128
*# Overstock Com                                                         89,445          3,219,126
   Oxford Industries, Inc.                                              101,400          3,736,590
*# Oxigene, Inc.                                                        123,700            911,669
 * Oxis International, Inc.                                               8,600              5,762
 * OYO Geospace Corp.                                                    19,000            332,291
 * P&F Industries, Inc. Class A                                             600              4,695
 * Pacific Mercantile Bancorp                                             7,700             83,930
 * Pacific Premier Bancorp, Inc.                                         21,717            249,963
   Packaging Dynamics Corp.                                              32,980            440,283
 * Packeteer, Inc.                                                      173,239          2,475,585
 * Pac-West Telecomm, Inc.                                              198,100            233,758
 * Pain Therapeutics, Inc.                                              186,905          1,461,597
 * Palatin Technologies, Inc.                                             1,937              7,264
 * Paligent, Inc.                                                         3,063                643
 * Palm Harbor Homes, Inc.                                              120,521          2,282,668
*# Palmone Inc.                                                          64,746          1,374,558
 * Palmsource Inc.                                                       48,716            986,499
 * PAM Transportation Services, Inc.                                     59,252          1,096,162
   Pamrapo Bancorp, Inc.                                                 36,400            905,632
 * Panavision, Inc.                                                      13,000             84,175
 * Pantry, Inc.                                                          77,291          1,402,832
*# Papa John's International, Inc.                                       94,078          2,736,729
 * Par Technology Corp.                                                  79,500            826,800
 * Paradyne Networks Corp.                                              388,950          1,839,734
 * Paragon Technologies, Inc.                                            39,425            394,250
 * Parallel Petroleum Corp.                                             156,300            617,229
 * Parexel International Corp.                                          138,384          2,738,619
   Park Bancorp, Inc.                                                       800             24,576
   Park Electrochemical Corp.                                           103,800          2,590,848
 * Parker Drilling Co.                                                  499,500          1,603,395
*# Parkervision, Inc.                                                    54,993            304,661
 * Park-Ohio Holdings Corp.                                             125,525          1,518,853
   Parkvale Financial Corp.                                              50,395          1,339,499
 * Parlex Corp.                                                          57,900            351,453
 * Parlux Fragrances, Inc.                                               90,500            827,170
 * Party City Corp.                                                      92,385          1,357,136
 * Pathmark Stores, Inc.                                                155,369          1,048,741
 * Patient Infosystems, Inc.                                                408              1,428
 * Patrick Industries, Inc.                                              44,000            453,200
 # Patriot Bank Corp.                                                    63,180          1,776,622
 * Patriot Transportation Holding, Inc.                                  31,700    $     1,146,748
 * Paula Financial, Inc.                                                 49,300            140,505
 * Paul-Son Gaming Corp.                                                 31,800            124,338
 * Paxar Corp.                                                          205,969          3,796,009
 * Paxson Communications Corp.                                          312,000            876,720
 * Payless Cashways, Inc.                                                 2,136                  3
 * PC Connection, Inc.                                                  124,700            956,449
 * PC Mall, Inc.                                                         94,300          1,555,007
 * PC-Tel, Inc.                                                         141,500          1,548,010
 * PDF Solutions, Inc.                                                  134,220          1,206,638
 * PDI, Inc.                                                             76,493          2,202,998
 * PEC Solutions, Inc.                                                  144,218          1,499,867
 * Pediatric Services of America, Inc.                                   51,200            634,880
 * Peerless Manufacturing Co.                                            18,500            198,135
 * Peerless Systems Corp.                                               101,700            127,125
 * Peet's Coffee & Tea, Inc.                                             70,072          1,596,240
*# Pegasus Communications Corp.                                          28,320            459,350
 * Pegasus Solutions, Inc.                                              127,001          1,460,512
 * Pegasystems, Inc.                                                    188,310          1,602,518
 * Pemco Aviation Group, Inc.                                               250              8,122
 * Pemstar, Inc.                                                        146,200            384,506
   Penford Corp.                                                         54,800            942,560
   Penn Engineering & Manufacturing
     Corp. Class A                                                       67,200          1,028,160
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                   165,400          2,901,116
 * Penn Treaty American Corp.                                            68,200            145,266
   Penn Virginia Corp.                                                   58,400          3,638,320
   Penn-America Group, Inc.                                             102,900          1,358,280
   Pennfed Financial Services, Inc.                                      60,100          1,819,828
   Penns Woods Bancorp, Inc.                                                110              4,791
 * Penwest Pharmaceuticals Co.                                          128,900          1,420,478
   Peoples Bancorp, Inc.                                                    400              9,950
   Peoples Bancorp, Inc.                                                  2,310             58,535
 * Perceptron, Inc.                                                      76,650            513,555
 * Performance Technologies, Inc.                                       131,275          1,423,021
 * Pericom Semiconductor Corp.                                          130,441          1,397,023
 * Perini Corp.                                                         121,500          1,324,350
 * Perry Ellis International, Inc.                                       64,400          1,544,312
 * Per-Se Technologies, Inc.                                            162,572          2,113,436
 * Pervasive Software, Inc.                                             117,200            714,920
 * PetMed Express, Inc.                                                  10,387             88,290
 * Petrocorp, Inc. Escrow Shares                                         37,100              2,226
 * Petroleum Development Corp.                                          139,678          3,431,888
   PFF Bancorp, Inc.                                                     89,500          3,563,890
 * Pfsweb, Inc.                                                               1                  2
 * Pharmacopia Drug Discovery, Inc.                                     103,050            717,228
 * Pharmacyclics, Inc.                                                   88,817          1,063,139
*# Pharmanetics, Inc.                                                    84,400             59,080
 * PharmChem, Inc.                                                       41,600              6,656
 * Pharmos Corp.                                                         88,000            297,440
   Phillips-Van Heusen Corp.                                            159,000          3,009,870
 * Phoenix Gold International, Inc.                                      13,500             16,740
 * Phoenix Technologies, Ltd.                                           124,781            823,555
 * Photo Control Corp.                                                    1,000              2,750
*# PhotoMedex, Inc.                                                     197,508            701,153
 * Photon Dynamics, Inc.                                                 87,500          2,823,625
 * Photronics, Inc.                                                     130,958          2,315,337
 * Physiometrix, Inc.                                                    31,500             53,550
 * Piccadilly Cafeterias, Inc.                                           91,000                 91
 * Pico Holdings, Inc.                                                   83,771          1,528,821

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Pilgrims Pride Corp. Class B                                          26,700    $       717,696
   Pinnacle Bancshares, Inc.                                                700             10,395
 * Pinnacle Entertainment, Inc.                                         148,500          1,692,900
 * Pinnacle Systems, Inc.                                               285,787          2,077,671
 * Pioneer Drilling Co.                                                   3,700             23,754
 * Pixelworks, Inc.                                                     113,400          2,050,272
 * Pizza Inn, Inc.                                                       39,700            115,924
 * Plains Exploration & Production Co.                                  168,779          3,004,266
 * Plains Resources, Inc.                                               149,100          2,555,574
 * Planar Systems, Inc.                                                  93,400          1,181,510
 * Plato Learning, Inc.                                                 119,433          1,258,824
 * Play By Play Toys and Novelties, Inc.                                 32,100                 82
 * Playboy Enterprises, Inc. Class B                                    112,080          1,353,926
 * Playtex Products, Inc.                                               324,400          2,319,460
 * Plexus Corp.                                                          46,519            683,364
 * Plug Power, Inc.                                                     356,644          2,714,774
 * PLX Technology, Inc.                                                 125,000          1,863,750
 * Plymouth Rubber, Inc. Class A                                            900              1,305
 * Plymouth Rubber, Inc. Class B                                              5                  2
   PMA Capital Corp. Class A                                             98,943            689,633
   Pocahontas Bancorp, Inc.                                              51,900            886,193
*# Point Therapeutics, Inc.                                               5,640             35,250
 * Point.360                                                             84,700            272,734
   PolyMedica Corp.                                                      77,340          2,235,899
 * Polyone Corp.                                                         24,200            166,738
   Pomeroy IT Solutions, Inc.                                           105,149          1,337,495
   Pope & Talbot, Inc.                                                   95,200          1,592,696
 * Porta Systems Corp.                                                   48,090              5,290
 * Portal Software, Inc.                                                144,727            665,744
 * Possis Medical, Inc.                                                 159,600          4,551,792
 * Powell Industries, Inc.                                               56,518            965,893
   PowerCerv Corp.                                                       12,633              7,959
 * Power-One, Inc.                                                       20,200            203,616
*# Powerwave Technologies, Inc.                                         331,961          2,659,008
 * Pozen, Inc.                                                          151,200          1,499,904
 * PPT Vision, Inc.                                                      47,000             66,270
 * PRAECIS Pharmaceuticals, Inc.                                        270,947          1,129,849
   Preformed Line Products Co.                                            4,700            129,250
 * Premier Financial Bancorp                                              6,600             60,786
*# Premier Laser Systems, Inc. Class A                                   16,400                  8
*# Pre-Paid Legal Services, Inc.                                         90,000          2,120,400
   Presidential Life Corp.                                              154,720          2,617,862
 * Presstek, Inc.                                                       181,575          1,872,038
*# PRG-Schultz International, Inc.                                      160,536            724,017
 * Pricesmart, Inc.                                                       9,000             49,590
 * Prima Energy Corp.                                                    75,350          2,870,835
 * Prime Hospitality Corp.                                              237,700          2,355,607
 * Prime Medical Services, Inc.                                         181,705          1,062,974
 * Primus Knowledge Solutions, Inc.                                      39,000             83,070
 * Princeton Review, Inc.                                                50,400            359,352
 * Printronix, Inc.                                                      67,150            973,675
 * Private Business, Inc.                                                 8,305             19,102
 * Procom Technology, Inc.                                               19,200             23,424
 * Progenics Pharmaceuticals, Inc.                                       88,800          1,558,440
   Programmers Paradise, Inc.                                            48,200            356,198
 * Progress Software Corp.                                               28,500            533,235
 * ProsoftTraining.com                                                    1,900              1,444
   Prosperity Bancshares, Inc.                                           90,259          2,112,963
 * Protection One, Inc.                                                 117,500             22,913
 * Provena Foods, Inc.                                                      200                251
   Providence & Worcester Railroad Co.                                   11,000            112,200
   Provident Bancorp, Inc.                                               56,733    $       592,293
   Provident Bankshares Corp.                                                44              1,269
   Provident Financial Holdings, Inc.                                    72,400          1,802,760
 * Province Healthcare Co.                                               53,900            863,478
 * Proxim Corp.                                                         208,611            277,453
 * ProxyMed, Inc.                                                        18,939            359,841
 * PSS World Medical, Inc.                                              230,500          2,316,525
   Psychemedics Corp.                                                    49,039            539,429
 * Psychiatric Solutions, Inc.                                           63,510          1,573,778
 * PTEK Holdings, Inc.                                                  301,546          3,163,218
 # Pulaski Financial Corp.                                               30,400            507,680
 * Pure World, Inc.                                                      66,630            127,930
 * PW Eagle, Inc.                                                        21,900             75,117
   Pyramid Breweries, Inc.                                               36,800             80,592
 * Qad, Inc.                                                            174,224          1,841,548
 * QEP Co., Inc.                                                         15,000            227,850
 * QRS Corp.                                                             83,907            460,649
*# QuadraMed Corp.                                                      185,337            565,278
   Quaker Chemical Corp.                                                 71,700          1,837,671
   Quaker City Bancorp, Inc.                                             34,945          1,908,696
   Quaker Fabric Corp.                                                  147,950          1,179,162
 * Quality Dining, Inc.                                                  98,900            222,525
 * Quality Systems, Inc.                                                 49,600          2,317,808
   Quanex Corp.                                                          18,900            841,995
 * Quantum Corp.- DLT                                                   163,900            483,505
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                    155,973            781,425
*# Questcor Pharmaceuticals, Inc.                                       129,800            109,032
 * Quicklogic Corp.                                                     159,400            478,041
 * Quidel Corp.                                                         256,200          1,432,158
 * Quigley Corp.                                                         60,995            484,239
 * Quinton Cardiology Systems, Inc.                                      83,960            880,740
 * Quipp, Inc.                                                           14,300            214,500
   Quixote Corp.                                                         68,200          1,432,200
*# Quokka Sports, Inc.                                                      480                  6
 * Quovadx, Inc.                                                        202,907            217,110
 * R & B, Inc.                                                           69,300          1,299,375
 * Radiant Systems, Inc.                                                251,931          1,131,170
 * Radiologix, Inc.                                                     176,100            697,356
 * RadiSys Corp.                                                         98,837          1,646,624
*# Radyne ComStream, Inc.                                                71,000            619,120
 * Rag Shops, Inc.                                                       34,650            114,345
 * Railamerica, Inc.                                                    184,866          2,357,042
 * Raindance Communictions, Inc.                                         84,400            183,992
 * Ramtron International Corp.                                          185,100            908,841
   Range Resources Corp.                                                360,900          4,283,883
   Raven Industries, Inc.                                               192,220          6,110,674
 * Raytech Corp.                                                         51,695            105,975
 * RC2 Corp.                                                             92,700          2,591,892
 * RCM Technologies, Inc.                                                91,800            491,130
*# RCN Corp.                                                              4,300                774
 * Reading International, Inc. Class A                                  142,163          1,199,856
 * Reading International, Inc. Class B                                   10,140             83,655
*# Redhook Ale Brewery, Inc.                                             62,900            137,122
   Redwood Empire Bancorp                                                60,750          1,375,988
 * Refac                                                                  8,519             41,189
   Regal-Beloit Corp.                                                   101,430          2,074,244
 * Regeneration Technologies, Inc.                                      140,284          1,287,807
 * Regent Communications, Inc.                                          551,100          3,251,490
 * Register.Com, Inc.                                                    99,500            519,390
 * Rehabcare Group, Inc.                                                 85,700          2,140,786

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Reliability, Inc.                                                    113,300    $       124,630
   Reliv International, Inc.                                            101,576          1,079,753
 * Relm Wireless Corp.                                                   47,941            115,058
 * Remec, Inc.                                                          244,607          1,602,176
 * RemedyTemp, Inc.                                                      64,200            836,012
 * Remington Oil & Gas Corp.                                            198,160          4,109,838
 * Rentrak Corp.                                                        105,400            938,060
 * Rent-Way, Inc.                                                       168,400          1,566,120
 * Repligen Corp.                                                       250,400            626,000
 * Reptron Electronics, Inc.                                             55,900                  0
 * Reptron Electronics, Inc.                                              2,178             15,899
   Republic Bancorp, Inc. Class A                                        37,380            719,565
 * Republic First Bancorp, Inc.                                          45,468            541,069
 * Res-Care, Inc.                                                       107,702          1,493,827
   Resource America, Inc.                                               168,780          3,679,404
 * Resources Connection, Inc.                                             8,086            344,625
 * Restoration Hardware, Inc.                                           172,500          1,157,475
 * Retail Ventures Inc.                                                 142,856          1,032,849
 * Retek, Inc.                                                          286,500          1,867,980
 * Revlon, Inc.                                                         167,800            550,384
 * Rewards Network, Inc.                                                130,650          1,288,209
 * Rex Stores Corp.                                                     141,475          1,740,143
 * Rexhall Industries, Inc.                                              36,400             63,336
 * RF Monolithics, Inc.                                                  83,500            799,930
   Richardson Electronics, Ltd.                                          99,200          1,121,952
 * Rigel Pharmaceuticals, Inc.                                            8,711            154,707
   Riggs National Corp.                                                 149,309          3,260,909
 * Rimage Corp.                                                          92,225          1,303,139
 * Rita Medical Systems, Inc.                                            95,431            474,292
 * Riverside Group, Inc.                                                  1,300                 42
 * Riverstone Networks, Inc.                                              1,900              1,891
   Riverview Bancorp, Inc.                                               34,400            715,176
   Rivianna Foods, Inc.                                                  17,600            461,824
 * Riviera Holdings Corp.                                                22,100            192,049
 * Riviera Tool Co.                                                       7,000             23,380
 * Roadhouse Grill, Inc.                                                 75,670             18,918
   Roanoke Electric Steel Corp.                                          87,400          1,149,310
   Robbins & Myers, Inc.                                                 74,900          1,655,290
*# Robotic Vision Systems, Inc.                                           6,201             20,773
 * Rochester Medical Corp.                                               48,400            393,008
   Rock of Ages Co.                                                      32,900            267,477
*# Rockford Corp.                                                        57,300            283,635
   Rock-Tenn Co. Class A                                                184,100          2,958,487
   Rocky Mountain Chocolate Factory,
     Inc.                                                                54,890            529,689
 * Rocky Shoes & Boots, Inc.                                             34,200            699,732
 * Rofin-Sinar Technologies, Inc.                                       104,400          2,732,252
 * Ross Systems, Inc.                                                     3,700             67,307
 * Rouge Industries, Inc. Class A                                        39,600                337
   Royal Bancshares of Pennsylvania
     Class A                                                             15,764            360,050
   Royal Gold, Inc.                                                     163,200          2,273,376
 * Royale Energy, Inc.                                                   31,564            446,283
   RPC, Inc.                                                             76,300          1,045,310
 * RTI International Metals, Inc.                                       112,100          1,626,571
*# RTW, Inc.                                                             43,450            280,817
 * Rubio's Restaurants, Inc.                                             68,500            453,470
 * Rudolph Technologies, Inc.                                            88,523          1,646,528
 * Rural Cellular Corp. Class A                                           4,100             36,859
 * Rural/Metro Corp.                                                    110,300            137,875
 * Rush Enterprises, Inc. Class A                                        54,500            643,645
 * Rush Enterprises, Inc. Class B                                        54,500    $       661,467
   Russ Berrie & Co., Inc.                                               31,400            847,800
   Russell Corp.                                                        170,400          2,791,152
 * Ryan's Family Steak Houses, Inc.                                     156,200          2,628,846
   Ryerson Tull, Inc.                                                   131,300          1,760,733
 * S&K Famous Brands, Inc.                                               24,600            418,815
 * S1 Corp.                                                             379,756          3,565,909
 * Saba Software, Inc.                                                   61,052            213,682
 * Safeguard Scientifics, Inc.                                          533,800          1,361,190
 * SafeNet, Inc.                                                        107,674          2,508,804
 * Safety Components International, Inc.                                  1,180             15,783
 * Saga Communications, Inc. Class A                                     96,441          1,808,269
 * Salem Communications Corp.                                            67,791          2,033,730
*# Salton, Inc.                                                          58,300            329,978
 * San Filippo (John B.) & Son, Inc.                                     57,900          1,442,868
   Sanders Morris Harris Group, Inc.                                     91,250          1,227,313
   Sanderson Farms, Inc.                                                168,300          7,741,800
   Sandy Spring Bancorp, Inc.                                            76,363          2,672,705
 * Sangamo BioSciences, Inc.                                            132,980            833,785
 * Satcon Technology Corp.                                              145,600            400,400
   Saucony, Inc. Class A                                                 55,300          1,128,065
   Saucony, Inc. Class B                                                 57,600          1,162,368
 * Savient Pharmaceuticals, Inc.                                        254,600            616,132
 * Saxon Capital, Inc.                                                    5,600            133,672
 * SBA Communications Corp.                                             237,044            914,990
 * SBE, Inc.                                                             34,600            120,754
 * SBS Technologies, Inc.                                                83,600          1,546,600
 * ScanSoft, Inc.                                                       836,552          4,383,532
 * ScanSource, Inc.                                                      70,600          3,759,450
   Schawk, Inc. Class A                                                 168,300          2,229,975
 * Scheid Vineyards, Inc.                                                14,500             72,645
 * Schick Technologies, Inc.                                             47,200            455,480
 * Schieb (Earl), Inc.                                                   71,500            236,665
 * Schlotzskys, Inc.                                                     65,100             98,887
 * Schmitt Industries, Inc.                                              17,800             43,610
 * Schuff International, Inc.                                            53,200            124,488
   Schulman (A.), Inc.                                                  149,822          2,991,945
   Schweitzer-Maudoit International, Inc.                                78,000          2,195,700
 * Sciclone Pharmaceuticals, Inc.                                       234,300          1,164,471
 * Scientific Learning Corp.                                              1,900             10,469
 * Scientific Technologies, Inc.                                         38,400            220,032
 * SciQuest, Inc.                                                         5,961             35,826
 * SCM Microsystems, Inc.                                                79,524            506,568
   Scope Industries, Inc.                                                16,650          1,165,500
   SCPIE Holdings, Inc.                                                  19,000            165,490
 * SCS Transportation, Inc.                                              25,933            589,976
 * Seabulk International, Inc.                                          182,900          1,622,323
 * Seachange International, Inc.                                        141,403          2,111,147
   Seacoast Banking Corp.                                                79,230          1,587,769
   Seacoast Financial Services Corp.                                     17,084            585,298
 * Seattle Genetics, Inc.                                               204,063          1,408,035
 * Secom General Corp.                                                    1,000              1,265
   Second Bancorp, Inc.                                                  23,200            740,544
 * Secure Computing Corp.                                               183,561          1,626,350
 * SED International Holdings, Inc.                                       6,350              9,652
 * SeeBeyond Technology Corp.                                           368,039          1,111,478
 * SEEC, Inc.                                                            26,500              6,625
 * Segue Software, Inc.                                                 102,300            376,976
 * Selas Corp. of America                                                46,700            140,100
 * Selectica, Inc.                                                      261,300          1,144,755
   SEMCO Energy, Inc.                                                   148,920            854,801

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Semitool, Inc.                                                       168,100    $     1,924,745
 * SEMX Corp.                                                            34,300              5,145
 * Seneca Foods Corp. Class A                                               200              3,750
 * Seneca Foods Corp. Class B                                             6,800            126,276
 * Sensytech, Inc.                                                       34,650            747,435
 * Sequenom, Inc.                                                       164,880            265,457
 * SeraCare Life Sciences, Inc.                                          21,120            240,768
 * Serologicals Corp.                                                   132,025          2,261,588
 * ServiceWare Technologies, Inc.                                        25,300             14,674
 * Servotronics, Inc.                                                    24,804             96,612
 * SFBC International, Inc.                                              79,549          1,935,427
 * Shared Technologies Cellular, Inc.                                    24,600                 14
 * Sharper Image Corp.                                                   93,000          2,622,600
*# Shaw Group, Inc.                                                       9,500            112,100
 * Sheffield Pharmceuticals, Inc.                                           100                  0
 * Shiloh Industries, Inc.                                              121,400          1,320,832
 * Shoe Carnival, Inc.                                                  123,800          1,705,964
 * Shoe Pavilion, Inc.                                                    5,700             13,310
 * Sholodge, Inc.                                                        52,300            353,025
 * Shopko Stores, Inc.                                                  155,500          2,121,020
*# Shuffle Master, Inc.                                                 184,970          6,190,946
 * Siebert Financial Corp.                                               42,300            177,237
   Sierra Bancorp                                                         3,900             59,280
 * Sifco Industries, Inc.                                                45,775            187,678
 * Sight Resource Corp.                                                   7,100                320
*# Sigma Designs, Inc.                                                  173,500          1,158,980
 * Sigmatron International, Inc.                                         18,200            221,130
   Silgan Holdings, Inc.                                                  3,900            163,566
*# Silicon Graphics, Inc.                                               155,800            294,462
 * Silicon Image, Inc.                                                  167,100          1,988,490
 * Simclar, Inc.                                                         23,400             69,498
   Simmons First National Corp. Class A                                  73,887          1,779,938
 * SimpleTech, Inc.                                                     242,966            913,552
 * Sipex Corp.                                                          175,286          1,130,595
 * Sirenza Microdevices, Inc.                                           164,961            661,494
*# Sirna Therapeutics, Inc.                                             138,812            435,870
 * Sitel Corp.                                                          232,000            726,160
 * Skechers U.S.A., Inc. Class A                                         99,300          1,141,950
   Skyline Corp.                                                         34,800          1,392,696
 * SL Industries, Inc.                                                   91,885            992,358
 * SM&A                                                                 106,688            864,173
 * Smart & Final Food, Inc.                                             112,200          1,743,588
 * SmartDisk Corp.                                                       15,300              2,754
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                52,300            336,812
*# Smith Micro Software, Inc.                                           121,400            252,512
 * Smithway Motor Xpress Corp. Class A                                   35,000             86,450
 * Sola International, Inc.                                             185,900          3,604,601
 * Somera Communications, Inc.                                           83,100            116,340
   Sonesta International Hotels Corp.
     Class A                                                                400              2,144
*# Sonic Foundry, Inc.                                                   95,300            149,621
 * Sonic Innovations, Inc.                                              108,725          1,114,431
 * Sonic Solutions                                                      114,750          2,438,438
 * SonicWALL, Inc.                                                      239,176          1,903,841
 * SonoSite, Inc.                                                        77,778          1,659,005
*# Sonus Pharmaceuticals, Inc.                                          101,800            478,460
 * Sorrento Networks Corp.                                               55,500            162,615
   Sound Federal Bancorp, Inc.                                           54,752            709,038
 * Source Information Management, Inc.                                  122,300          1,284,150
*# Source Media, Inc.                                                   154,600              1,237
 * Sourcecorp, Inc.                                                      84,676    $     2,174,480
   South Jersey Industries, Inc.                                         61,282          2,573,231
 * Southern Energy Homes, Inc.                                          120,525            495,960
   Southside Banchares, Inc.                                                105              1,911
 * Southwall Technologies, Inc.                                          79,100             35,595
   Southwest Bancorp, Inc.                                               70,200          1,201,824
   Southwest Water Co.                                                  109,337          1,327,351
 * Southwestern Energy Co.                                               48,100          1,229,436
*# Spacehab, Inc.                                                        94,200            387,162
   Span-American Medical System, Inc.                                    37,400            440,946
 * Spanish Broadcasting System, Inc.                                    107,593          1,038,272
 * SPAR Group, Inc.                                                       1,000              1,330
   Spartan Motors, Inc.                                                  92,900          1,076,711
 * Spartan Stores, Inc.                                                  80,759            350,575
   Spartech Corp.                                                         4,200             96,096
 * Sparton Corp.                                                         80,313            672,220
 * Specialty Laboratories, Inc.                                         119,700          1,079,694
   SpectraLink Corp.                                                    163,500          2,459,040
 * Spectranetics Corp.                                                  226,102          1,354,351
 * Spectrum Control, Inc.                                               118,900            973,791
 * SpectRx, Inc.                                                         58,600            111,340
 * Spescom Software, Inc.                                                10,973              5,925
 * Spherion Corp.                                                       315,993          2,919,775
 * Spherix, Inc.                                                        103,300            618,767
 * Spiegel, Inc. Class A Non-Voting                                         100                  6
 * Spire Corp.                                                          103,642            508,882
 * Sport Chalet, Inc.                                                    56,500            706,250
 * Sport Supply Group, Inc.                                              63,100             74,143
 * Sport-Haley, Inc.                                                     32,100            171,414
 * Sports Club Co., Inc.                                                142,200            227,520
 * SportsLine.Com, Inc.                                                  43,500             43,500
 * Sportsman's Guide, Inc.                                               42,900            826,254
 * SPSS, Inc.                                                            90,385          1,504,910
 * SR Telecom, Inc.                                                         162                554
 * SRI/Surgical Express, Inc.                                            34,000            234,940
 * SRS Labs, Inc.                                                       120,600            561,996
   SS&C Technologies, Inc.                                               98,896          2,273,619
 * SSE Telecom, Inc.                                                      5,600                 98
 * Staar Surgical Co.                                                   134,775          1,018,899
 * Stamps.com, Inc.                                                     112,898          1,491,383
*# Standard Automotive Corp.                                             22,100                  2
   Standard Commercial Corp.                                            104,808          1,728,284
 * Standard Management Corp.                                             69,015            238,102
 * Standard Microsystems Corp.                                          118,800          2,930,796
   Standard Motor Products, Inc.
     Class A                                                             75,300          1,054,200
   Standard Register Co.                                                123,500          1,505,465
   Standex International Corp.                                           64,800          1,679,616
   Stanley Furniture, Inc.                                               70,900          2,933,133
   Star Buffet, Inc.                                                     16,400            106,108
*# Star Scientific, Inc.                                                 49,195            151,521
 * Star Struck, Ltd.                                                        500                450
 * Starbiz Restrictive Shares                                                 2                  0
 * Starcraft Corp.                                                       18,191            198,646
   Starrett (L.S.) Co. Class A                                           35,900            564,707
   StarTek, Inc.                                                         75,900          2,532,024
   State Financial Services Corp.
     Class A                                                             77,532          2,203,459
 * Steak n Shake Co.                                                    144,500          2,541,755
   Steel Technologies, Inc.                                              86,700          1,851,045
 * SteelCloud Co.                                                        75,500            187,240

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Stein Mart, Inc.                                                     190,467    $     2,750,343
 * Steinway Musical Instruments, Inc.                                    79,000          2,686,000
 * Stellent, Inc.                                                       116,207            926,170
 * Stemcells, Inc.                                                       17,500             23,975
   Stepan Co.                                                            35,200            853,600
   Stephan Co.                                                           33,500            152,760
   Sterling Bancorp                                                     249,309          7,015,555
   Sterling Bancshares                                                  236,905          3,110,563
   Sterling Financial Corp.                                               2,031             51,161
 * Sterling Financial Corp.                                             171,751          5,478,882
   Stewart & Stevenson Services, Inc.                                   151,911          2,574,891
 * Stewart Enterprises, Inc.                                            171,663          1,290,906
   Stewart Information Services Corp.                                    44,500          1,519,675
 * Stifel Financial Corp.                                                35,971            902,872
 * Stonepath Group, Inc.                                                207,000            521,640
 * Stoneridge, Inc.                                                     170,700          2,673,162
 * StorageNetworks, Inc. Escrow
     Shares                                                              56,400              1,528
 * Stratasys, Inc.                                                       56,850          1,476,395
 * Strategic Diagnostics, Inc.                                          161,000            653,660
   Strategic Distribution, Inc.                                          27,770            360,732
 * Stratesec, Inc.                                                        6,400                 51
 * Stratex Networks, Inc.                                               441,775          1,294,401
 * Stratos International, Inc.                                           44,477            253,074
 * Strattec Security Corp.                                               40,900          2,382,834
 * Stratus Properties, Inc.                                              53,750            671,875
   Stride Rite Corp.                                                    206,000          2,173,300
   Sturm Ruger & Co., Inc.                                              142,600          1,689,810
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                      127,500                  0
   Suffolk Bancorp                                                       68,400          2,172,384
 * Summa Industries, Inc.                                                31,800            304,008
   Summit Bancshares, Inc.                                               32,900            929,425
   Summit Bank Corp.                                                      8,400            141,120
 * SumTotal Systems, Inc.                                                36,783            237,250
 * Sun Bancorp, Inc.                                                    157,954          3,517,636
   Sun Hydraulics, Inc.                                                  12,600            155,862
 * Sunair Electronics, Inc.                                              33,700            193,438
 * Sundance Homes, Inc.                                                  50,000                275
 * SunLink Health Systems, Inc.                                          33,465            174,018
*# Sunrise Senior Living, Inc.                                           60,200          2,169,608
   Sunrise Telecom, Inc.                                                255,000            678,300
 * Suntron Corp.                                                         36,507            282,199
 * Superconductor Technologies, Inc.                                    288,470            331,741
*# Supergen, Inc.                                                       202,028          1,529,352
 * Superior Consultant Holdings Corp.                                    92,000            574,080
   Superior Uniform Group, Inc.                                          86,600          1,428,900
 * Supertex, Inc.                                                        94,300          1,477,681
 * SupportSoft, Inc.                                                    221,852          2,178,587
   Supreme Industries, Inc.                                              92,283            622,910
*# SureBeam Corp.                                                        22,685                204
   SureWest Communications                                               35,965          1,153,398
*# SurModics, Inc.                                                       92,594          2,064,846
 * Swift Energy Corp.                                                   146,400          2,957,280
 * Swisher International, Inc.                                            8,500              9,350
*# Switchboard, Inc.                                                     95,360            737,133
   SWS Group, Inc.                                                       63,549          1,024,410
 * Sykes Enterprises, Inc.                                              200,849          1,257,315
 * Sylvan, Inc.                                                          63,500            765,175
 * Symmetricom, Inc.                                                    378,352          2,988,981
 * Syms Corp.                                                           143,200          1,165,648
 * Synalloy Corp.                                                        87,058    $       811,381
 * Synaptics, Inc.                                                      131,231          2,515,698
 * Synovis Life Technologies, Inc.                                       88,200            793,800
 * Synplicity, Inc.                                                      44,771            261,910
 * Synthetech, Inc.                                                     130,800            166,116
*# Syntroleum Corp.                                                     207,498          1,307,237
   Sypris Solutions, Inc.                                                83,935          1,594,765
 * Systemax, Inc.                                                       125,300            776,860
 * T-3 Energy Services, Inc.                                              9,270             60,950
*# Tag-It Pacific, Inc.                                                  68,300            326,474
 * Taitron Components, Inc.                                              15,500             40,145
*# TALK America Holdings, Inc.                                          137,357          1,292,529
   TALX Corp.                                                            71,812          1,666,038
   Tandy Brand Accessories, Inc.                                         56,777            763,083
 * Tarantella, Inc.                                                      18,840             30,427
 * Tarrant Apparel Group                                                120,100            226,989
   Tasty Baking Co.                                                      80,500            759,115
   TB Woods Corp.                                                        26,200            200,430
 * TBA Entertainment Corp.                                               80,100             52,866
 * TBC Corp.                                                            180,300          4,577,817
 * TEAM America, Inc.                                                    10,400                  1
 * Team, Inc.                                                            55,200            866,640
 * TeamStaff, Inc.                                                       16,600             37,848
   Tech/Ops Sevcon, Inc.                                                 60,800            353,856
   Teche Holding Co.                                                      2,700             96,188
 * Technical Communications Corp.                                         7,300             31,025
   Technology Research Corp.                                             44,600            467,854
 * Technology Solutions Corp.                                            76,500             82,620
 * TechTeam Global, Inc.                                                 90,100            692,058
*# Tegal Corp.                                                           41,000             68,060
*# TeleCommunication Systems, Inc.                                      126,350            640,595
 * Teledyne Technologies Inc.                                           166,000          3,057,720
 * Teletech Holdings, Inc.                                              215,920          1,623,718
 * Telular Corp.                                                        106,075          1,178,387
 * TenFold Corp.                                                          1,700              2,975
   Tennant Co.                                                           47,700          1,812,600
 * Tenneco Automotive, Inc.                                             217,700          2,780,029
 * Terayon Communication Systems, Inc.                                  361,401            993,853
 * Terra Industries, Inc.                                               411,300          1,904,319
 * Tessco Technologies, Inc.                                             53,900            956,186
 * Tetra Technologies, Inc.                                             193,200          4,600,092
   Texas Industries, Inc.                                                57,400          2,115,190
   Texas United Bancshares, Inc.                                            481              8,466
   TF Financial Corp.                                                    13,900            413,317
 * Thackeray Corp.                                                       69,700             94,095
 * The Banc Corp.                                                        49,508            338,635
 * The Dress Barn, Inc.                                                 154,169          2,699,499
 * The Geo Group, Inc.                                                   92,800          1,795,680
 * The Hallwood Group, Inc.                                               2,653            124,293
   The Marcus Corp.                                                     102,000          1,652,400
 * The Rowe Companies                                                   120,268            547,219
 * Theragenics Corp.                                                    157,400            672,098
 * Therma-Wave, Inc.                                                    133,450            527,128
 * Thermwood Corp.                                                          920                750
 * TheStreet.com, Inc.                                                  227,700            856,152
 * Third Wave Technologies                                              209,795          1,017,506
 * Thomas Group, Inc.                                                    35,100             52,650
   Thomas Industries, Inc.                                               54,000          1,837,080
*# THQ, Inc.                                                              3,400             71,706
 * Three-Five Systems, Inc.                                             113,000            605,680
 * Tickets.com, Inc.                                                        700                333

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Tier Technologies, Inc. Class B                                      100,000    $     1,088,000
   TierOne Corp.                                                         33,791            704,880
 * TII Network Technologies, Inc.                                        57,160             80,024
   Timberland Bancorp, Inc.                                              36,300            805,860
 * Timco Aviation Services, Inc.                                          8,568              3,427
 * Time Warner Telecom, Inc.                                                 93                396
 * Tipperary Corp.                                                       76,000            248,520
   Titan International, Inc.                                             53,350            568,178
 * Titan Pharmaceuticals, Inc.                                          153,800            507,540
 * Titanium Metals Corp.                                                 16,190          1,461,148
 * TiVo, Inc.                                                            10,083             76,732
 * TL Administration Corp.                                                  600                 18
 * TLC Vision Corp.                                                     139,365          1,448,002
   Todd Shipyards Corp.                                                  44,600            784,960
 * Todhunter International, Inc.                                         48,800            683,200
 * Tofutti Brands, Inc.                                                   4,000             12,800
 * Tollgrade Communications, Inc.                                        71,995            795,545
   Tompkins County Trustco, Inc.                                            473             21,257
 * Too, Inc.                                                            115,300          1,940,499
   Topps, Inc.                                                          214,969          1,863,781
 * Torch Offshore, Inc.                                                  90,900            239,976
 * Toreador Resources Corp.                                              41,700            219,342
 * Total Entertainment Restaurant Corp.                                  43,363            566,711
*# Tower Automotive, Inc.                                               300,800          1,115,968
   Track Data Corp.                                                       5,600              5,600
 * Tradestation Group, Inc.                                             215,700          1,468,917
 # Traffix, Inc.                                                        152,900          1,061,126
 * Trailer Bridge, Inc.                                                  42,500            235,875
 * Trammell Crow Co.                                                    192,900          2,451,759
 * Trans World Entertainment Corp.                                      189,800          1,894,204
 * Transact Technologies, Inc.                                           82,200          2,648,484
 * Transaction Systems Architects, Inc.                                  34,900            658,563
 * TransAxis, Inc.                                                          440                 31
 * Transcat, Inc.                                                        42,500            134,258
 * Transgenomic, Inc.                                                    25,800             39,990
 * Transkaryotic Therapies, Inc.                                        183,237          2,642,278
   Trans-Lux Corp.                                                        7,545             52,438
 * Transmeta Corp.                                                       19,484             42,475
 * Transmontaigne Oil Co.                                               148,160            862,291
 * Transport Corp. of America                                            15,900            114,480
 * Transport Industries, Inc.                                             9,700             15,617
 * Transpro, Inc.                                                        63,000            373,275
 * Transtechnology Corp.                                                 94,300            650,670
 * TransTexas Gas Corp. Class A                                             395                  8
*# Transwitch Corp.                                                      52,000             80,080
 * Travis Boats & Motors, Inc.                                           18,900             14,912
 * TRC Companies, Inc.                                                   80,250          1,324,928
   Tredegar Industries, Inc.                                             76,450          1,104,703
*# Trenwick Group, Ltd.                                                  12,662                114
*# Trestle Holdings Inc.                                                  3,440              8,600
 * Trex Co., Inc.                                                        78,000          2,833,740
   Triarc Companies, Inc. Class A                                       103,700          1,125,145
   Trico Bancshares                                                      79,100          1,444,366
*# Trico Marine Services, Inc.                                          172,700             39,721
 * Trident Microsystems, Inc.                                           210,300          3,217,590
 * Trimedyne, Inc.                                                       31,500             28,350
 * Trimeris, Inc.                                                        95,855          1,405,234
 * TriPath Imaging, Inc.                                                254,653          2,337,715
 * Tripath Technology, Inc.                                              68,600            258,622
 * Tripos, Inc.                                                          47,600            266,084
 * Triquint Semiconductor, Inc.                                          53,666            299,456
 * Triton PCS Holdings, Inc.                                            322,300    $     1,521,256
 * Triumph Group                                                         82,900          2,637,049
 * TriZetto Group, Inc.                                                 246,895          1,612,224
 * TRM Corp.                                                             59,300            822,491
*# Tropical Sportswear International
     Corp.                                                               24,160             53,152
 * Trover Solutions, Inc.                                               105,300            716,040
 * Troy Group, Inc.                                                      14,400             47,232
 * Trump Hotels & Casino Resorts, Inc.                                  144,100            283,877
   TSR, Inc.                                                            100,900            675,021
 * TTM Technologies, Inc.                                               211,141          2,407,007
 * Tufco Technologies, Inc.                                               1,300             11,037
 * Tumbleweed Communications Corp.                                      221,087          1,101,013
*# TurboChef Technologies, Inc.                                         143,900            568,405
 * Turnstone Systems, Inc.                                                   41                  6
 * Tut Systems, Inc.                                                    105,450            325,841
 * Tweeter Home Entertainment Group,
     Inc.                                                               128,025            852,647
   Twin Disc, Inc.                                                       41,100            904,200
 * Tyler Technologies, Inc.                                             388,250          3,455,425
 * U.S. Concrete, Inc.                                                   86,600            604,468
*# U.S. Diagnostic, Inc.                                                 26,100                  3
 * U.S. Physical Therapy, Inc.                                           65,873            814,190
 * U.S. Xpress Enterprises, Inc. Class A                                100,900          1,306,655
 * UbiquiTel, Inc.                                                       92,500            391,275
 * UFP Technologies, Inc.                                                11,800             38,350
   UIL Holdings Corp.                                                    31,211          1,385,768
 * Ulticom, Inc.                                                        219,250          2,060,950
*# Ultimate Electronics, Inc.                                            76,700            274,586
 * Ultimate Software Group, Inc.                                        107,800          1,385,230
 * Ultradata Systems, Inc.                                               13,600             22,440
 * Ultralife Batteries, Inc.                                            101,400          2,024,958
 * Ultratech Stepper, Inc.                                              124,702          1,900,458
   Umpqua Holdings Corp.                                                149,811          2,849,405
 * Unico American Corp.                                                 114,100            672,163
 * Unifi, Inc.                                                          267,900            624,207
   Unifirst Corp.                                                        87,300          2,269,800
 * Uni-Marts, Inc.                                                       64,600            141,474
   Union Bankshares Corp.                                                 2,557             76,582
   Union Community Bancorp                                                3,000             53,535
 * Uniroyal Technology Corp.                                             60,000                 60
   United Capital Corp.                                                  90,008          1,681,349
   United Community Financial Corp.                                      90,235          1,092,746
   United Financial Corp.                                                 2,640             65,472
 * United Financial Mortgage Corp.                                       11,600             60,320
   United Fire & Casualty Co.                                            11,300            625,455
   United Guardian, Inc.                                                 36,820            234,175
   United Industrial Corp.                                              124,900          2,622,900
 * United PanAm Financial Corp.                                             600              8,700
 * United Retail Group, Inc.                                            118,000            324,500
 * United Road Services, Inc.                                               710                 82
 # United Security Bancshares                                             6,500            144,950
 * United Therapeutics Corp.                                            113,269          2,679,945
   Unitil Corp.                                                          39,500          1,030,950
   Unity Bancorp, Inc.                                                   15,225            197,925
 * Universal Access Global Holdings,
     Inc.                                                                 7,055              7,690
 * Universal American Financial Corp.                                   283,233          3,101,401
 * Universal Display Corp.                                              145,908          1,675,024
 * Universal Electronics, Inc.                                           97,200          1,432,728
   Universal Forest Products, Inc.                                       94,467          2,735,764

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Universal Stainless & Alloy Products,
     Inc.                                                                55,300    $       598,954
   Unizan Financial Corp.                                               100,034          2,578,877
 * Unova, Inc.                                                            1,000             17,350
 * UQM Technologies, Inc.                                               172,400            517,200
 * Urologix, Inc.                                                        97,600          1,371,280
*# US Airways Group, Inc.                                                 3,500              9,135
*# US Energy Corp.                                                       71,870            168,176
*# US LEC Corp.                                                         242,800            939,636
 * USA Truck, Inc.                                                       53,200            617,652
*# USAir Group, Inc.                                                    143,600             11,703
*# USANA, Inc.                                                          102,250          2,846,640
   USB Holding Co., Inc.                                                  1,617             35,606
*# USDATA Corp.                                                          24,040                962
   Usec, Inc.                                                            13,900            108,837
 * Utah Medical, Inc.                                                    56,700          1,468,814
*# V.I. Technologies, Inc.                                               30,400             31,920
*# VA Software Corp.                                                    317,236            748,677
 * Vail Resorts, Inc.                                                   145,815          2,179,934
*# Valence Technology, Inc.                                              67,400            263,534
 * Valley National Gases, Inc.                                           10,200            101,490
   Valmont Industries, Inc.                                             119,420          2,483,936
 * Valpey Fisher Corp.                                                   35,700            119,238
 * ValueClick, Inc.                                                      36,500            399,310
 * Valuevision Media, Inc. Class A                                      190,440          2,285,280
 * Vans, Inc.                                                            93,100          1,900,171
 * Variflex, Inc.                                                        48,100            322,270
 * Vascular Solutions, Inc.                                              73,400            792,720
 * Vastera, Inc.                                                        264,472            912,428
 * Vaxgen, Inc.                                                         129,700          2,058,339
   Vector Group, Ltd.                                                   103,270          1,641,993
 * Venture Catalyst, Inc.                                                31,700             14,265
 * Verilink Corp.                                                       125,900            566,550
 * Veritas DGC, Inc.                                                    125,500          2,402,070
 * Verity, Inc.                                                         196,800          2,735,520
 * Vermont Pure Holdings, Ltd.                                           20,600             62,418
 * Versant Corp.                                                         20,900             42,636
 * Versar, Inc.                                                          54,200            278,588
 * Verso Technologies, Inc.                                             141,566            224,382
 * Verticalbuyer Inc.                                                    15,785                118
   Vesta Insurance Group, Inc.                                          188,900          1,123,955
 * Vestin Group, Inc.                                                       300                750
 * Vialta, Inc.                                                           3,221              1,224
 * Viasat, Inc.                                                          99,785          2,299,046
 * Vical, Inc.                                                           88,767            489,106
 * Vicon Industries, Inc.                                                44,450            234,252
 * Vicor Corp.                                                          160,558          2,231,756
 # Video Display Corp.                                                   48,440            896,140
*# Viewpoint Corp.                                                       52,100            144,312
 * Vignette Corp.                                                        86,378            142,524
 * Viisage Technology, Inc.                                             135,530          1,329,549
 * Virage Logic Corp.                                                   110,800            834,324
 * Virbac Corp.                                                          29,500             88,500
   Virco Manufacturing Corp.                                            155,131          1,062,647
 * Virginia Commerce Bancorp, Inc.                                          200              5,690
 * Virologic, Inc.                                                      241,600            676,480
*# ViroPharma, Inc.                                                     137,787            253,528
 * Vision Sciences, Inc.                                                 23,250             97,185
 * Vista Medical Technologies, Inc.                                      23,750             35,150
 * Visual Networks, Inc.                                                 64,100            206,402
 * Vital Images, Inc.                                                    29,002            281,899
   Vital Signs, Inc.                                                     91,700    $     2,475,900
 * VitalWorks, Inc.                                                     315,800          1,073,720
*# Vitech America, Inc.                                                  99,280                447
 * Vitria Technology, Inc.                                              135,909            385,982
 * Vivus, Inc.                                                          267,900          1,101,069
 * Vl Dissolution Corp                                                   12,426              7,735
 * Vodavi Technology, Inc.                                               26,400            125,664
 * Volt Information Sciences, Inc.                                      127,204          3,269,143
   Vulcan International Corp.                                             8,251            358,093
 * Vyyo, Inc.                                                            68,000            499,120
 * W-H Energy Services, Inc.                                            185,300          3,424,344
 * Wabash National Corp.                                                 87,640          2,304,932
   Wabtec Corp.                                                          30,400            501,296
   Wainwright Bank & Trust Co.                                              266              3,384
   Walter Industries, Inc.                                              222,300          2,829,879
   Warwick Community Bancorp, Inc.                                       20,600            632,420
   Washington Banking Co.                                                14,041            226,060
   Washington Savings Bank FSB                                           43,368            450,594
   Washington Trust Bancorp, Inc.                                        58,981          1,483,372
   Waste Industries USA, Inc.                                            67,900            767,270
 * WatchGuard Technologoes, Inc.                                        177,084          1,152,817
 * Water Pik Technologies, Inc.                                          30,700            512,383
 * Waterlink, Inc.                                                      164,700                140
   Waters Instruments, Inc.                                                 750              6,008
   Watsco, Inc. Class A                                                 102,600          2,685,042
   Watts Water Technologies, Inc.                                        65,900          1,599,393
   Wausau-Mosinee Paper Corp.                                             3,800             57,798
 * Waxman Industries, Inc. Class B                                          975              6,435
   Waypoint Financial Corp.                                                  36                986
   WD-40 Co.                                                             90,404          2,753,706
 * Webco Industries, Inc.                                                37,500            183,938
 * webMethods, Inc.                                                     278,000          2,424,160
 * Websense, Inc.                                                        75,500          2,444,690
 * Weider Nutrition International, Inc.                                  70,700            328,048
   Wellco Enterprises, Inc.                                              10,600            202,460
   Wellman, Inc.                                                        250,200          1,989,090
 * Wells-Gardner Electronics Corp.                                       50,473            236,718
   Wesbanco, Inc.                                                       104,273          2,871,678
 * WESCO International, Inc.                                                 50                829
   West Coast Bancorp                                                   104,787          2,306,362
 * West Marine, Inc.                                                    133,800          3,513,588
   West Pharmaceutical Services, Inc.                                    77,700          2,953,377
 * Westaff, Inc.                                                        142,650            370,890
   Westbank Corp.                                                        10,363            195,135
 * Westcoast Hospitality Corp.                                          118,800            685,476
 * Westell Technologies, Inc.                                           274,027          1,507,149
   Western Ohio Financial Corp.                                           9,300            308,295
 * Western Power & Equipment Corp.                                       18,448              6,734
 * Western Sierra Bancorp                                                 1,732             50,574
 * Western Water Co.                                                        100                  9
 * Westmoreland Coal Co.                                                  2,400             51,504
   Westwood Holdings Group, Inc.                                          6,037            104,863
 * Wet Seal, Inc. Class A                                               133,030            775,565
   Weyco Group, Inc.                                                      3,300            110,286
 * White Electronics Designs Corp.                                      154,256            985,696
 * Whitehall Jewelers, Inc.                                             153,200          1,227,132
*# WHX Corp.                                                             34,433             55,781
 * Wickes, Inc.                                                          37,100              4,638
 * Wild Oats Markets, Inc.                                              157,395          2,132,702
 * Williams Industries, Inc.                                              5,800             20,387
 * Willis Lease Finance Corp.                                            67,300            555,225

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Willow Grove Bancorp, Inc.                                            54,509    $       829,082
 * Wilshire Financial Services Group,
     Inc.                                                                 1,002              9,008
 * Wilshire Oil Co. of Texas                                            130,375            653,179
 * Wilsons The Leather Experts, Inc.                                    103,661            347,264
 * Wind River Systems, Inc.                                             105,042          1,080,882
 * Winmark Corp.                                                         51,900          1,323,450
 * Wireless Facilities, Inc.                                             54,900            520,452
   Wireless Telecom Group, Inc.                                         192,400            574,314
 * Wireless WebConnect!, Inc.                                            80,807                222
 * Wiser Oil Co.                                                         84,000            887,880
 * Witness Systems, Inc.                                                171,300          2,468,433
 * WJ Communications, Inc.                                              175,900            562,880
 * WMS Industries, Inc.                                                  89,600          2,750,720
 * Wolverine Tube, Inc.                                                  97,900          1,114,102
*# Women First HealthCare, Inc.                                           4,500                101
   Woodhead Industries, Inc.                                            172,950          2,604,627
   Woodward Governor Co.                                                 34,859          2,316,381
 * World Acceptance Corp.                                               177,000          3,166,530
   World Fuel Services Corp.                                             92,300          4,067,661
*# WorldGate Communications, Inc.                                        24,000             49,680
 * Worldwide Restaurant Concepts, Inc.                                  245,424            819,716
   WSFS Financial Corp.                                                  12,200            583,404
   X-Rite, Inc.                                                         173,100          2,316,078
 * Xanser Corp.                                                         303,000            766,590
 * Xeta Corp.                                                            85,400            435,455
 * Xicor, Inc.                                                          209,650          3,155,233
   Yardville National Bancorp                                            75,767          1,905,540
 * Young Broadcasting, Inc. Class A                                      89,200          1,277,344
 * Zapata Corp.                                                          13,360            908,480
 * Zevex International, Inc.                                             26,500             90,630
 * Zhone Technologies, Inc.                                              11,300             37,064
   Ziegler Co., Inc.                                                      4,200             67,200
 * Zila, Inc.                                                           238,728          1,215,126
*# Zix Corp.                                                            159,924          1,429,721
 * Zoll Medical Corp.                                                    47,500          1,467,750
*# Zoltek Companies, Inc.                                               130,900            952,952
 * Zomax, Inc.                                                          161,692            616,047
 * Zones, Inc.                                                          147,800            399,060
 * Zoran Corp.                                                           22,819            400,930
 * Zygo Corp.                                                            92,901            984,751
 * Zymetx, Inc.                                                          35,300              1,853
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,022,287,707)                                                              2,705,719,464
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp.
     Warrants Series 1 10/01/07                                             205                  0
 * American Banknote Corp.
     Warrants Series 2 10/10/07                                             205                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                 0                  0
*# Angeion Corp. Warrants 10/31/07                                        1,294                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                               159              1,216
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                      546              2,577
 * Danielson Holding Corp. Rights
     06/09/04                                                           102,553                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                    4,265              2,559
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                    1,010    $             0
 * Imperial Sugar Co. Warrants
     08/29/08                                                             2,543              5,137
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                             1,813                381
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                             5,601              1,288
 * Magnum Hunter Resources Warrants
     03/21/05                                                            42,340             25,404
*# OSI Pharmaceutical, Inc. Rights                                        4,500              1,733
 * PMR Corp. Contingent Value Rights
     08/05/04                                                            61,200                 61
*# Timco Aviation Services Warrants
     02/27/07                                                            17,520                  2
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $10,197)                                                                            40,358
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT
                                                                     ------
                                                                      (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                                $             9                  0
 * Timco Aviation Services, Inc.                                              1                  0
                                                                                   ---------------
TOTAL BONDS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (6.2%)
  Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $25,505,000 FHLB Notes 3.375%,
     06/15/04, valued at $25,920,732 and by $11,477,000
     FHLB Notes 1.625%, 06/15/05, valued at $11,520,613)
     to be repurchased at $36,890,647 (Cost $36,887,000)                 36,887         36,887,000
  Repurchase Agreement, Merrill Lynch
     Triparty Repo 0.96%, 06/01/04 (Collateralized by
     $130,954,000 U.S. Treasury Obligations rates ranging
     from 1.625% to 3.875%, maturities ranging from
     01/31/05 to 05/15/09, valued at $146,258,675) to be
     repurchased at $141,697,542 (Cost $141,682,429)^                   141,682        141,682,429
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $178,569,429)                                                                  178,569,429
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,200,867,333)++                                                          $ 2,884,329,251
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $2,202,391,098.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
  Abbey National P.L.C.                                                 841,876    $     6,930,244
  Aggregate Industries P.L.C.                                         1,926,365          2,976,832
  Alliance & Leicester P.L.C.                                           348,000          5,264,654
  Allied Domecq P.L.C.                                                  621,994          5,172,552
  Amvescap P.L.C.                                                       225,900          1,515,531
  Arriva P.L.C.                                                         231,050          1,651,789
  Associated British Foods P.L.C.                                       990,462         11,631,581
  Associated British Ports Holdings
    P.L.C.                                                              378,800          3,037,599
  Aviva P.L.C.                                                        2,582,930         25,216,998
* AWG P.L.C.                                                             76,018            855,780
  BAA P.L.C.                                                          1,576,251         15,724,547
  BAE Systems P.L.C.                                                  2,599,132          9,806,062
  Barratt Developments P.L.C.                                           338,959          3,566,453
  BBA Group P.L.C.                                                      679,855          3,165,960
  Bellway P.L.C.                                                         38,000            526,004
  Berkeley Group P.L.C.                                                 228,802          3,866,438
  BG Group P.L.C.                                                     1,408,548          8,581,102
  BOC Group P.L.C.                                                       82,135          1,341,431
  Bovis Homes Group P.L.C.                                              132,000          1,237,365
  BPB P.L.C.                                                            458,500          3,269,374
  Bradford & Bingley P.L.C.                                              80,259            408,850
  Brambles Industries P.L.C.                                            272,000          1,056,902
  Britannic P.L.C.                                                      278,864          1,761,482
* British Airways P.L.C.                                              1,839,331          8,547,965
  British Land Co. P.L.C.                                               857,882         10,539,837
  British Vita P.L.C.                                                   286,388          1,352,407
  Brixton P.L.C.                                                        359,333          1,911,806
* Cable and Wireless P.L.C.                                           3,512,914          7,943,057
* Canary Wharf Group P.L.C.                                             847,200          4,598,296
  Carnival P.L.C.                                                       156,448          7,021,173
* Colt Telecom Group P.L.C.                                           2,561,000          3,945,288
* Corus Group P.L.C.                                                  6,312,988          3,913,405
  Derwent Valley Holdings P.L.C.                                         49,351            756,218
  DeVere Group P.L.C.                                                    85,228            688,195
* Dimension Data Holdings P.L.C.                                      1,006,000            564,232
  Dixons Group P.L.C.                                                   333,402            931,182
* Duelguide Units P.L.C.                                                 36,010            355,069
* Easyjet P.L.C.                                                        294,025          1,073,156
  FKI P.L.C.                                                            856,795          1,741,838
  Friends Provident P.L.C.                                            2,272,618          5,760,483
  Galen Holdings P.L.C.                                                 319,000          4,237,385
  Great Portland Estates P.L.C.                                         299,155          1,440,093
  Great Universal Stores P.L.C.                                         258,182          3,843,651
  Greene King P.L.C.                                                    105,263          1,757,735
  Hammerson P.L.C.                                                      468,800          5,815,111
  Hanson P.L.C.                                                         963,671          7,358,895
  HBOS P.L.C.                                                            14,538            190,478
* HHG P.L.C.                                                            842,619            664,307
  Hilton Group P.L.C.                                                 2,619,960         12,744,959
  IMI P.L.C.                                                             24,000            161,845
  Intercontinental Hotels Group P.L.C.                                  968,773          9,286,691
* International Power P.L.C.                                          1,898,700          5,056,603
  ITV P.L.C.                                                          1,551,881          3,378,787
  Johnson Matthey P.L.C.                                                 43,250    $       702,953
  Kelda Group P.L.C.                                                    161,510          1,456,483
  Kesa Electricals P.L.C.                                                 9,781             50,996
# Kingfisher P.L.C.                                                     651,215          3,413,664
  Land Securities Group P.L.C.                                           78,654          1,686,004
  Liberty International P.L.C.                                          469,345          6,367,535
  Logicacmg P.L.C.                                                      586,400          2,012,631
  London Merchant Securities P.L.C.                                     358,862          1,139,502
  Marks & Spencer Group P.L.C.                                        1,197,239          7,890,393
  Mersey Docks & Harbour Co. P.L.C.                                     115,042          1,455,763
  MFI Furniture Group P.L.C.                                             66,600            182,435
  Millennium and Copthorne Hotels
    P.L.C.                                                              489,930          2,843,510
  Mitchells & Butlers P.L.C.                                            630,549          2,997,502
* MM02 P.L.C.                                                         8,760,348         15,678,806
  Morrison (Wm.) Supermarkets P.L.C.                                  1,582,672          6,627,064
  Novar P.L.C.                                                          571,338          1,309,149
  Pearson P.L.C.                                                        246,039          2,994,860
  Peninsular & Oriental Steam
    Navigation P.L.C.                                                 1,086,433          4,270,957
  Pennon Group P.L.C.                                                    56,524            763,276
  Persimmon P.L.C.                                                      271,811          2,994,022
  Pilkington P.L.C.                                                   2,184,617          3,621,628
  Pillar Property P.L.C.                                                159,913          1,641,266
* Premier Oil P.L.C.                                                    119,812          1,165,426
  Quintain Estates & Development
    P.L.C.                                                              100,000            729,199
  Rio Tinto P.L.C.                                                       83,136          2,000,590
  RMC Group P.L.C.                                                      401,000          4,035,580
  Rolls Royce Group P.L.C.                                            2,686,097         11,122,171
* Rolls Royce Group P.L.C.                                          134,304,850            246,241
  Royal & Sun Alliance Insurance
    Group P.L.C.                                                      5,018,810          7,450,701
  Royal Bank of Scotland Group P.L.C.                                   212,693          6,428,725
  Sabmiller P.L.C.                                                      192,609          2,327,665
# Sainsbury (J.) P.L.C.                                               2,864,609         14,300,152
  Scottish & Newcastle P.L.C.                                           959,905          7,508,053
  Scottish Power P.L.C.                                                 915,215          6,635,236
  Severn Trent P.L.C.                                                   210,597          3,118,962
* Shire Pharmaceuticals Group P.L.C.                                    683,427          6,208,647
  Singer & Friedlander Group P.L.C.                                     253,818          1,093,881
  Slough Estates P.L.C.                                                 706,900          5,564,664
  Smith (David S.) Holdings P.L.C.                                      547,941          1,567,369
  Smith (W.H.) P.L.C.                                                   299,537          1,965,244
  Somerfield P.L.C.                                                     738,068          1,939,982
  Stagecoach Holdings P.L.C.                                          1,557,000          2,341,002
  Stanley Leisure Organisation P.L.C.                                   186,760          1,606,028
  Tate & Lyle P.L.C.                                                    660,070          3,655,181
  Taylor Woodrow P.L.C.                                                 973,675          4,528,444
  Tesco P.L.C.                                                        1,560,816          7,123,961
  The Big Food Group P.L.C.                                             505,408            928,373
* Thus Group P.L.C.                                                   1,956,555            933,783
  Trinity Mirror P.L.C.                                                 495,640          5,638,934
  United Business Media P.L.C.                                          237,262          1,923,758
  United Utilities P.L.C.                                               265,595          2,642,143
  Vodafone Group P.L.C.                                              13,873,752         32,699,074

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Westbury P.L.C.                                                      162,025    $     1,272,549
   Whitbread P.L.C.                                                     511,290          7,496,474
   Wilson Bowden P.L.C.                                                 105,900          2,010,789
   Wimpey (George) P.L.C.                                               446,968          3,018,363
   Wolverhampton & Dudley Breweries
     P.L.C.                                                             107,366          1,616,965
   Woolworths Group P.L.C.                                            2,074,511          1,684,586
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $377,656,054)                                                                 474,774,971
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $35,295)                                                                         36,615
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $377,691,349)                                                                 474,811,586
                                                                                   ---------------
JAPAN -- (17.4%)
COMMON STOCKS -- (17.4%)
   Acom Co., Ltd.                                                        14,600            979,025
 # Aichi Steel Corp.                                                    120,000            493,526
   AIOI Insurance Co., Ltd.                                             928,735          4,040,680
   Aisin Seiki Co., Ltd.                                                182,500          3,383,738
   Akita Bank, Ltd.                                                     115,000            452,538
 # Alpine Electronics, Inc.                                              36,800            471,467
   Amada Co., Ltd.                                                      376,000          2,138,762
 # Anritsu Corp.                                                         67,000            419,610
   Aoyama Trading Co., Ltd.                                              47,700          1,108,318
   Asahi Breweries, Ltd.                                                173,000          1,823,313
   Asahi Kasei Corp.                                                    289,000          1,422,289
   Asatsu-Dk, Inc.                                                       32,500            840,095
   Autobacs Seven Co., Ltd.                                              23,700            669,145
   Awa Bank, Ltd.                                                       196,600          1,129,190
   Bank of Iwate, Ltd.                                                   15,300            677,599
 # Bank of Kyoto, Ltd.                                                  347,400          2,290,876
   Bank of Nagoya, Ltd.                                                 185,000            933,192
   Benesse Corp.                                                          6,500            197,550
   Canon Sales Co., Inc.                                                124,900          1,586,967
   Chiba Bank, Ltd.                                                     941,000          5,415,152
   Chudenko Corp.                                                        41,100            707,233
   Chugoku Bank, Ltd.                                                   238,800          2,413,869
   Citizen Watch Co., Ltd.                                              318,000          3,323,532
   Coca-Cola West Japan Co., Ltd.                                        58,400          1,409,917
   Comsys Holdings Corp.                                                 92,000            682,561
 # Cosmo Oil Co., Ltd.                                                  764,000          1,867,757
   Dai Nippon Ink & Chemicals, Inc.                                     459,000          1,042,492
   Dai Nippon Pharmaceutical Co., Ltd.                                  106,000            803,341
   Dai Nippon Printing Co., Ltd.                                        144,000          2,202,431
 # Daicel Chemical Industries, Ltd.                                     485,000          2,108,669
   Daido Steel Co., Ltd.                                                274,000            657,436
   Daihatsu Motor Co., Ltd.                                             258,000          1,517,061
   Daishi Bank, Ltd.                                                    355,000          1,219,314
   Daiwa House Industry Co., Ltd.                                       663,000          7,484,763
   Denso Corp.                                                           22,500            482,857
 # Ebara Corp.                                                          173,000            778,135
 # Ezaki Glico Co., Ltd.                                                174,600          1,241,437
   Fuji Electric Co., Ltd.                                              525,780          1,293,228
   Fuji Fire & Marine Insurance Co.,
     Ltd.                                                               297,000            692,913
   Fuji Heavy Industries                                                493,000          2,430,726
   Fuji Oil Co., Ltd.                                                    55,200            643,650
   Fuji Photo Film Co., Ltd.                                            355,000    $    10,551,760
   Fujikura, Ltd.                                                       241,000          1,153,558
   Fujitsu, Ltd.                                                        286,000          1,931,493
   Fukui Bank, Ltd.                                                     343,000          1,359,737
 # Fukuoka Bank, Ltd.                                                   400,000          2,071,477
 # Fukuyama Transporting Co., Ltd.                                      266,000          1,211,601
 * Furukawa Electric Co., Ltd.                                          380,000          1,411,648
   Futaba Corp.                                                          16,000            419,581
   Futaba Industrial Co., Ltd.                                           44,100            682,343
 # Glory, Ltd.                                                           46,800            662,790
   Gunma Bank, Ltd.                                                     323,000          1,486,093
   Gunze, Ltd.                                                          148,000            706,135
   Hachijuni Bank, Ltd.                                                 344,000          2,056,852
#* Hankyu Corp.                                                         174,000            670,625
 # Hanshin Electric Railway Co., Ltd.                                   216,000            701,147
   Heiwa Corp.                                                           81,500          1,221,706
   Higo Bank, Ltd.                                                      308,000          1,769,064
   Hitachi Cable, Ltd.                                                  236,000          1,060,267
   Hitachi Maxell, Ltd.                                                  96,000          1,407,726
   Hitachi Metals, Ltd.                                                 360,000          1,719,080
   Hitachi, Ltd.                                                      3,734,000         25,589,059
   Hokkoku Bank, Ltd.                                                   223,000          1,067,827
   Hokuetsu Paper Mills, Ltd.                                           162,000            869,334
   Hokugin Financial Group, Inc.                                        414,000            839,050
   House Foods Corp.                                                    117,000          1,505,125
 # Hyakugo Bank, Ltd.                                                   258,000          1,534,783
 # Hyakujishi Bank, Ltd.                                                314,000          1,942,853
 * Ishikawajima-Harima Heavy
     Industries Co., Ltd.                                               819,000          1,167,661
 * Itochu Corp.                                                         120,000            492,009
   Itoham Foods, Inc.                                                   132,000            591,829
   Iyo Bank, Ltd.                                                       204,000          1,369,997
   Japan Airport Terminal Co., Ltd.                                      33,000            296,226
   JFE Holdings, Inc.                                                    56,300          1,218,243
   Joyo Bank, Ltd.                                                      545,000          2,147,260
 # Juroku Bank, Ltd.                                                    349,000          1,475,036
 # Kagoshima Bank, Ltd.                                                 132,000            739,936
   Kamigumi Co., Ltd.                                                   357,000          2,346,542
   Kandenko Co., Ltd.                                                   129,000            683,340
   Kansai Paint Co., Ltd., Osaka                                        131,000            770,757
   Katokichi Co., Ltd.                                                   34,500            608,482
 # Kawasaki Heavy Industries, Ltd.                                      910,000          1,359,185
   Kikkoman Corp.                                                       259,000          2,087,353
   Kinden Corp.                                                         167,000            929,655
   Kirin Brewery Co., Ltd.                                              437,000          4,152,801
 # Kissei Pharmaceutical Co., Ltd.                                       41,000            875,872
   Kobe Steel, Ltd.                                                   2,632,000          3,842,186
   Koito Manufacturing Co., Ltd.                                        101,000            701,488
   Kokuyo Co., Ltd.                                                      81,200            989,157
   Komatsu, Ltd.                                                      1,279,000          7,702,264
   Komori Corp.                                                          47,000            692,540
 # Koyo Seiko Co.                                                       198,000          2,006,219
   Kubota Corp.                                                         140,000            647,773
   Kuraray Co., Ltd.                                                    241,000          1,811,296
 # Kuraya Sanseido, Inc.                                                 82,600          1,235,988
   Kureha Chemical Industry Co., Ltd.                                   122,000            488,520
   KYORIN Pharmaceutical Co., Ltd.                                       52,000            680,761
 # Makita Corp.                                                         209,000          2,933,140
   Marubeni Corp.                                                     1,942,000          4,429,099
   Marui Co., Ltd.                                                      213,000          2,839,783
 # Maruichi Steel Tube, Ltd.                                            117,000          1,758,628

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Matsushita Electric Industrial Co.,
     Ltd.                                                             1,977,135    $    27,425,216
   Matsushita Electric Works, Ltd.                                      142,000          1,185,094
 # Meiji Seika Kaisha, Ltd. Tokyo                                       243,000            985,587
 # Michinoku Bank, Ltd.                                                 187,000          1,063,990
   Millea Holdings, Inc.                                                     46            606,247
   Mitsubishi Corp.                                                      40,000            395,191
   Mitsubishi Gas Chemical Co., Inc.                                    305,000          1,146,869
   Mitsubishi Heavy Industries, Ltd.                                  2,128,000          5,567,075
   Mitsubishi Logistics Corp.                                           106,000            924,108
   Mitsubishi Materials Corp.                                           975,000          1,864,568
#* Mitsubishi Motors Corp.                                              568,000          1,119,876
   Mitsui Chemicals, Inc.                                               239,800          1,163,162
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                          481,000            813,477
   Mitsui Trust Holdings                                                641,000          4,266,825
   Mitsumi Electric Co., Ltd.                                            45,800            468,759
   Mizuho Holdings, Inc.                                                  1,192          5,120,280
   Morinaga Milk Industry Co., Ltd.                                     160,000            595,510
   Musashino Bank, Ltd.                                                  20,000            722,528
   Nagase & Co., Ltd.                                                    87,000            723,676
   Namco, Ltd.                                                            5,500            138,069
   Nanto Bank, Ltd.                                                     317,000          1,448,045
   NGK Insulators, Ltd.                                                 216,000          1,536,529
   NGK Spark Plug Co., Ltd.                                             144,000          1,295,677
   Nichicon Corp.                                                        51,200            652,234
   Nichirei Corp.                                                       180,000            576,526
   Nifco, Inc.                                                           37,000            567,717
   Nihon Unisys, Ltd.                                                    69,100            512,213
   Nippon Broadcasting System, Inc.                                      20,690          1,011,229
 # Nippon Electric Glass Co., Ltd.                                       72,000          1,543,539
   Nippon Kayaku Co., Ltd.                                              128,000            649,635
   Nippon Meat Packers, Inc., Osaka                                     144,000          1,567,917
   Nippon Mining Holdings, Inc.                                         370,000          1,708,854
   Nippon Mitsubishi Oil Corp.                                        1,871,050         10,633,474
   Nippon Paint Co., Ltd.                                               167,000            606,191
   Nippon Sanso Corp.                                                    30,000            137,311
   Nippon Sheet Glass Co., Ltd.                                         280,000            926,729
   Nippon Shinpan Co., Ltd.                                             191,000            651,818
   Nippon Shokubai Co., Ltd.                                            163,000          1,193,958
   Nippon Television Network Corp.                                        9,400          1,447,390
   Nipponkoa Insurance Co., Ltd.                                         45,000            258,828
   Nishimatsu Construction Co., Ltd.                                    364,000          1,236,106
   Nishi-Nippon Bank, Ltd.                                              156,540            704,445
   Nissay Dowa General Insurance
     Co., Ltd.                                                          383,000          1,924,261
   Nisshin Seifun Group, Inc.                                           148,000          1,360,518
   Nisshin Steel Co., Ltd.                                              627,000          1,264,556
   Nisshinbo Industries, Inc.                                           305,000          2,021,246
#* Nissho Iwai-Nichmen Holdings Corp.                                   130,400            694,507
   NSK, Ltd.                                                            319,000          1,443,643
   Obayashi Corp.                                                       520,000          2,482,203
   Ogaki Kyoritsu Bank, Ltd.                                             50,000            269,692
   Oji Paper Co., Ltd.                                                  275,000          1,749,298
   Okumura Corp.                                                        144,000            707,500
   Onward Kashiyama Co., Ltd.                                           100,000          1,612,619
   PanaHome Corp.                                                       106,000            570,078
 # Pioneer Electronic Corp.                                              60,000          1,537,866
   Promise Co., Ltd.                                                     60,500          3,976,827
   Q.P. Corp.                                                           109,600            892,411
 # Rengo Co., Ltd.                                                      152,000            683,988
 * Resona Holdings, Inc.                                              1,873,000    $     3,220,661
   San In Godo Bank, Ltd.                                               110,000            864,336
   Santen Pharmaceutical Co., Ltd.                                       52,000            757,478
 # Sanwa Shutter Corp.                                                  101,000            518,071
   Sanyo Shinpan Finance Co., Ltd.                                       19,800          1,086,425
   Sapporo Breweries, Ltd.                                              251,000            815,139
   Sapporo Hokuyo Holdings, Inc.                                            224          1,172,121
   Seino Transportation Co., Ltd.                                       193,000          1,835,299
   Sekisui Chemical Co., Ltd.                                           557,000          4,109,695
   Sekisui House, Ltd.                                                  942,000          9,812,478
   Seventy-seven (77) Bank, Ltd.                                        241,000          1,420,528
   SFCG Co., Ltd.                                                         8,010          1,404,972
   Shiga Bank, Ltd.                                                     272,000          1,349,621
   Shikoku Bank, Ltd.                                                    72,000            429,019
   Shimachu Co., Ltd.                                                    36,200            902,162
 # Shimadzu Corp.                                                       181,000            932,806
   Shinko Securities Co., Ltd.                                          470,000          1,560,982
   Shizuoka Bank, Ltd.                                                  473,000          3,854,740
 # Softbank Corp.                                                        49,100          1,877,895
   Sumitomo Bakelite Co., Ltd.                                          105,000            698,212
   Sumitomo Corp.                                                       471,000          3,633,702
   Sumitomo Electric Industries, Ltd.                                   472,000          4,540,655
   Sumitomo Forestry Co., Ltd.                                          139,000          1,431,249
   Sumitomo Metal Industries, Ltd.
     Osaka                                                            1,481,000          1,661,464
   Sumitomo Metal Mining Co., Ltd.                                      313,000          1,864,367
   Sumitomo Osaka Cement Co., Ltd.                                      269,000            650,652
   Sumitomo Realty & Development
     Co., Ltd.                                                          150,000          1,617,350
   Sumitomo Rubber                                                       43,000            357,718
   Sumitomo Trust & Banking Co., Ltd.                                    21,000            129,088
   Suruga Bank, Ltd.                                                     87,000            574,425
   Suzuken Co., Ltd.                                                     54,000          1,685,214
   Taiheiyo Cement Corp.                                              1,209,800          2,642,448
   Taisei Corp.                                                       1,325,000          4,413,188
   Taiyo Yuden Co., Ltd.                                                 72,000          1,038,264
   Takara Standard Co., Ltd.                                            118,000            645,570
   Takashimaya Co., Ltd.                                                214,000          2,357,203
 # Takefuji Corp.                                                        35,920          2,390,002
   TDK Corp.                                                             10,100            709,085
   Teijin, Ltd.                                                         893,000          2,884,554
   Teikoku Oil Co., Ltd.                                                346,000          1,766,783
   Toda Corp.                                                           203,000            748,487
   Toho Bank, Ltd.                                                      254,000          1,010,175
   Tokai Tokyo Securities Co., Ltd.                                     155,000            447,237
   Tokuyama Corp.                                                       248,000          1,060,197
   Tokyo Broadcasting System, Inc.                                      113,500          2,013,658
 # Tokyo Steel Manufacturing Co., Ltd.                                   97,800          1,390,966
   Tokyo Style Co., Ltd.                                                133,000          1,504,229
 # Tokyo Tatemono Co., Ltd.                                             143,000            691,014
   Toppan Printing Co., Ltd.                                            441,000          5,366,365
   Toray Industries, Inc.                                               620,000          2,854,071
   Toshiba TEC Corp.                                                    181,000            787,527
   Tostem Inax Holding Corp.                                            160,000          3,278,680
   Toto, Ltd.                                                           247,000          2,654,223
 # Toyo Ink Manufacturing Co., Ltd.                                     174,000            703,334
   Toyo Seikan Kaisha, Ltd.                                             287,600          4,718,371
   Toyo Suisan Kaisha, Ltd.                                              64,000            773,366
   Toyota Auto Body Co., Ltd.                                            86,000          1,309,569
   Toyota Industries Corp.                                               76,500          1,668,275
 # Toyota Tsusho Corp.                                                  314,000          2,881,419

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
   TV Asahi Corp.                                                           202    $       375,250
   UNY Co., Ltd.                                                        133,000          1,642,230
   Wacoal Corp.                                                         149,000          1,579,834
 # Yamagata Bank, Ltd.                                                  153,700            673,239
   Yamaguchi Bank, Ltd.                                                 133,000          1,355,800
   Yamanashi Chuo Bank, Ltd.                                            119,000            588,331
   Yamatake Corp.                                                        20,000            194,318
   Yamazaki Baking Co., Ltd.                                            155,000          1,436,047
   Yokogawa Electric Corp.                                              337,000          4,360,631
   Yokohama Rubber Co., Ltd.                                            410,000          1,508,010
   York-Benimaru Co., Ltd.                                               29,300            838,751
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $411,657,891)                                                                 425,533,004
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $20,787)                                                                         21,114
                                                                                   ---------------
 TOTAL -- JAPAN
   (Cost $411,678,678)                                                                 425,554,118
                                                                                   ---------------
 FRANCE -- (8.5%)
 COMMON STOCKS -- (8.5%)
 # AGF (Assurances Generales de
     France SA)                                                         149,122          9,041,456
 # Air France                                                           143,423          2,346,271
   Air Liquide SA                                                         8,848          1,561,285
   Alcan, Inc.                                                           30,183          1,192,724
#* Alcatel SA                                                           195,750          2,820,740
#* Alstom SA                                                            185,169            212,840
   Arcelor SA                                                           167,800          2,815,999
   AXA                                                                  634,106         13,042,808
   BNP Paribas SA                                                       549,686         33,602,499
   Bongrain SA                                                            7,145            480,617
 * Cap Gemini SA                                                         89,951          3,450,082
#* Club Mediterranee SA                                                   8,962            379,658
 # Compagnie de Saint-Gobain                                            288,912         14,553,997
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                             10,990          1,480,578
   Credit Agricole SA                                                    27,709            681,356
   Eiffage SA                                                             6,954            541,060
   Esso SA                                                                  686             96,312
   Euler-Hermes SA                                                       10,354            571,483
 * Eurafrance                                                            18,000          1,106,386
 # Faurecia SA                                                           30,445          1,973,013
 # Fimalac SA                                                            46,887          1,832,765
   Fonciere Lyonnaise SA                                                 10,950            471,975
   France Telecom SA                                                    188,321          4,550,289
   Generale des Establissements
     Michelin SA Series B                                               107,620          5,258,360
   Havas SA                                                             300,744          1,596,520
   Imerys SA                                                             11,000          2,502,481
   LaFarge SA                                                            62,037          5,319,155
   LaFarge SA Prime Fidelity                                             82,581          7,154,869
 # Lagardere S.C.A. SA                                                   10,900            665,814
 * Nexans                                                                 9,618            315,866
 # Peugeot SA                                                           233,374         13,179,063
 # Pinault Printemps Redoute SA                                          22,619          2,364,871
   Rallye SA                                                             18,020            912,719
 # Remy Cointreau SA                                                     56,022    $     1,870,576
   Renault SA                                                           121,719          9,070,115
   Rexel SA                                                              10,713            442,555
 * SA Des Galeries Lafayette                                                900            174,397
   Schneider SA                                                          63,451          4,274,219
 * Scor SA                                                              733,800          1,075,223
   SEB SA Prime Fidelity                                                  9,900          1,112,224
   Societe BIC SA                                                        52,288          2,268,319
 # Societe des Ciments de Francais                                       28,600          2,223,571
   Societe Generale, Paris                                              293,528         24,896,954
 # Suez (ex Suez Lyonnaise des Eaux)                                    296,563          5,775,385
   Thomson Multimedia                                                   129,923          2,479,132
   Valeo SA                                                              73,528          2,984,104
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                         4,504            392,968
#* Veolia Environnement SA                                               25,700            687,796
 * Vivendi Universal SA                                                 403,364         10,293,783
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $136,677,536)                                                                 208,097,232
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Rallye SA Series B Warrants 11/30/05
     (Cost $7,244)                                                       18,020              3,759
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $136,684,780)                                                                 208,100,991
                                                                                   ---------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
 * ABB, Ltd.                                                            335,400          1,880,058
 # Baloise-Holding                                                      190,560          7,679,424
   Bank Sarasin & Cie Series B, Basel                                       180            255,824
   Banque Cantonale Vaudoise                                             12,608          1,387,080
 # Berner Kantonalbank                                                   23,400          2,779,455
 * Ciba Spezialitaetenchemie Holding
     AG                                                                  56,300          3,846,625
   Cie Financiere Richemont AG
     Series A                                                         1,251,000         32,223,768
   Clariant AG                                                           19,200            265,074
   Converium Holding AG                                                  14,400            733,921
 * Credit Swisse Group                                                  128,200          4,410,505
 * Fischer (Georg) AG, Schaffhausen                                       1,280            279,066
 # Givaudan SA                                                            3,952          2,113,439
 # Helvetia Patria Holding                                               16,301          2,867,348
 # Holcim, Ltd.                                                         199,770         10,396,504
 # Jelmoli Holding AG                                                       500            625,759
 # Luzerner Kantonalbank AG                                              14,627          2,337,061
 # Pargesa Holding SA, Geneve                                             1,935          5,565,147
 # PSP Swiss Property AG                                                109,600          3,822,181
 # Rieters Holdings AG                                                    7,860          1,993,377
   Sig Holding AG                                                        44,130          7,549,197
#* Sika Finanz AG, Baar                                                   3,828          1,924,356
 # St. Galler Kantonalbank                                               14,319          2,879,750
#* Swiss Life AG                                                        124,240         15,660,232
   Swiss Reinsurance Co., Zurich                                         18,800          1,167,036
 * Syngenta AG                                                          152,500         12,097,295
#* Unaxis Holding AG                                                     45,400          5,141,601
#* Valiant Holding AG                                                    39,295          3,270,942
 # Valora Holding AG                                                     12,170          2,881,408

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Zurich Financial SVCS AG                                              67,906    $    10,684,280
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $107,900,215)                                                                 148,717,713
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $1,007,353)                                                                   1,035,109
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $108,907,568)                                                                 149,752,822
                                                                                   ---------------
GERMANY -- (5.4%)
COMMON STOCKS -- (5.4%)
 # Aachener und Muenchener
     Beteiligungs AG                                                     32,773          2,365,409
 # Aareal Bank AG                                                        22,825            773,722
   Allianz AG                                                             5,000            522,715
 * Bankgesellschaft Berlin AG                                           233,550            569,824
   BASF AG                                                              386,050         19,783,712
   Bayer AG                                                             280,139          8,022,055
 * Bayerische Vereinsbank AG                                            485,020          8,193,305
 # BHW Holding AG                                                        34,600            540,214
 # Bilfinger & Berger Bau AG                                             23,702            779,430
   Commerzbank AG                                                       408,050          6,665,331
 # DaimlerChrysler AG                                                   219,282          9,759,496
 # Deutsche Bank AG                                                     359,305         28,283,407
   Deutsche Lufthansa AG                                                319,477          4,587,451
   E.ON AG                                                                7,600            529,503
 * Fraport AG                                                            63,708          1,842,234
 # Fresenius Medical Care AG                                             27,600          2,041,697
#* Heidelberger Druckmaschinen AG                                        38,167          1,209,797
   Heidelberger Zement AG                                                64,373          2,835,953
 # Hochtief AG                                                           56,150          1,232,333
 * Hypo Real Estate Holding AG                                           84,277          2,369,101
 # IVG Immobilien AG                                                     30,276            349,823
 # Karstadt Quelle AG                                                    30,734            634,785
 # Linde AG                                                              77,043          3,989,632
 # MAN AG                                                                88,000          3,250,554
   Merck KGAA                                                            36,000          2,007,356
   MG Technologies AG                                                   135,773          1,766,950
 # Preussag AG                                                          115,227          2,236,610
   Salzgitter AG                                                         13,041            154,880
   SCA Hygiene Products AG                                                3,550          1,300,620
   ThyssenKrupp AG                                                      290,691          4,862,280
 * Vattenfall Europe AG                                                  94,898          2,955,912
   Volkswagen AG                                                        120,547          5,280,608
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $125,815,346)                                                                 131,696,699
                                                                                   ---------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                          126,820            587,802
   AMP Limited                                                        1,026,451          4,079,874
   Ansell, Ltd.                                                         303,463          1,708,852
   APN News & Media, Ltd.                                               486,363          1,418,593
   AWB, Ltd.                                                            345,296          1,207,045
   AXA Asia Pacific Holdings, Ltd.                                    2,837,724          6,872,505
   BHP Steel Ltd.                                                     1,252,100          5,536,152
   Boral, Ltd.                                                          899,150          3,760,136
   Caltex Australia, Ltd.                                               440,369          2,714,191
   Commonwealth Bank of Australia                                        48,696    $     1,140,569
   CSR, Ltd.                                                          1,514,337          2,084,174
   Downer Group, Ltd.                                                   216,113            484,787
   Futuris Corp., Ltd.                                                  456,719            505,165
   Insurance Australiz Group, Ltd.                                    1,428,272          4,641,130
 # Lend Lease Corp., Ltd.                                               568,460          4,073,668
   Lion Nathan, Ltd.                                                    871,345          4,102,395
   Mayne Group, Ltd.                                                  1,280,958          2,736,434
   Mirvac, Ltd.                                                       1,140,163          3,452,949
   Onesteel, Ltd.                                                       436,697            700,279
   Orica, Ltd.                                                          352,900          3,685,332
   Origin Energy, Ltd.                                                  686,245          2,582,446
   Paperlinx, Ltd.                                                      727,704          2,526,782
   Publishing and Broadcasting, Ltd.                                    579,260          5,098,686
 # Quantas Airways, Ltd.                                              3,042,351          7,448,311
   Rinker Group, Ltd.                                                 1,155,484          6,177,109
   Santos, Ltd.                                                         953,246          4,610,445
 # Seven Network, Ltd.                                                  383,865          1,396,206
 * Southcorp, Ltd.                                                    1,146,542          2,585,702
 * Stockland Trust Group                                                    735              2,743
   Stockland Trust Group                                                 21,349             80,393
   WMC Resources, Ltd.                                                1,760,061          5,798,458
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $64,985,485)                                                                   93,799,313
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $23,400)                                                                         21,915
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $65,008,885)                                                                   93,821,228
                                                                                   ---------------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
   ABN-AMRO Holding NV                                                  676,189         14,402,913
   Aegon NV                                                             822,637          9,934,972
 * Air France                                                            18,150            294,780
   AM NV                                                                 61,661            541,577
   Buhrmann NV                                                           94,439            899,882
   DSM NV                                                                78,837          3,893,093
#* Hagemeyer NV                                                         342,825            734,022
 * Hunter Douglas NV                                                     34,696          1,617,050
   ING Groep NV                                                       1,552,333         35,065,385
 * Koninklijke Ahold NV                                                 411,500          3,219,002
   Koninklijke KPN NV                                                   278,922          2,028,813
   Koninklijke Nedlloyd NV                                               12,142            370,285
   Koninklijke Philips Electronics NV                                   405,906         11,086,373
   New Skies Satellites NV                                               52,400            424,180
   Nutreco Holding NV                                                    23,646            726,902
   NV Holdingsmij de Telegraaf                                            6,800            150,573
   Oce NV                                                                60,734            903,874
   Vedior NV                                                             46,388            691,658
 * Versatel Telecom International NV                                    323,150            644,450
   VNU NV                                                               168,736          4,968,415
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $60,608,176)                                                                   92,598,199
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                          16,500             20,753
 * AM NV Coupons 06/04/04                                                61,661                  0

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * ING Groep NV Coupons 06/17/05                                      1,552,333    $             0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $21,343)                                                                           20,753
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $60,629,519)                                                                   92,618,952
                                                                                   ---------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 # Acerinox SA                                                           65,340          3,580,706
 # Arcelor SA                                                            30,000            503,953
   Autopistas Concesionaria Espanola
     SA                                                                 905,074         15,258,004
   Banco de Andalucia                                                       900             79,548
   Banco de Sabadell SA                                                 154,021          3,170,801
 # Banco Pastor SA                                                       59,400          1,762,479
   Cementos Portland SA                                                  21,016          1,260,678
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                     146,555          1,667,765
   Ebro Puleva SA                                                       116,168          1,416,324
   Endesa SA, Madrid                                                    308,964          5,703,723
 # Gas Natural SA, Buenos Aires                                          21,400            511,286
 # Iberdrola SA                                                         535,000         10,793,336
 # Iberia Lineas Aereas de Espana SA                                    617,500          1,773,522
   Inmobiliaria Colonial SA ICSA                                         41,300          1,001,296
 # Inmobiliaria Urbis SA                                                 96,328          1,065,716
 # Metrovacesa SA                                                       109,351          4,190,161
   Repsol SA                                                            496,967         10,514,033
   Sociedad General de Aguas de
     Barcelona SA                                                       107,683          1,793,055
 * Sociedad General de Aguas de
     Barcelona SA                                                           737             12,366
 # Sol Melia SA                                                         142,463          1,226,953
   Union Fenosa SA                                                      230,000          4,906,580
 # Vallehermoso SA                                                       45,000            662,610
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $44,543,185)                                                                   72,854,895
                                                                                   ---------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
#* Alitalia Linee Aeree Italiane SpA
     Series A                                                         6,690,000          1,916,746
 * Banca Antoniana Popolare Veneta
     SpA                                                                 83,000          1,655,360
   Banca Monte Dei Paschi di Siena
     SpA                                                              1,623,479          5,035,105
 * Banca Nazionale del Lavoro SpA                                     1,652,352          3,462,165
 # Banca Popolare di Lodi Scarl                                         374,206          3,428,369
 # Banca Popolare di Milano                                             665,400          3,915,990
   Banca Popolare Rights                                                 57,990            531,109
 # Benetton Group SpA                                                   181,249          2,052,994
   Buzzi Unicem SpA                                                      67,793            891,483
 # Caltagirone Editore SpA                                              222,304          1,692,017
   Capitalia SpA                                                      2,910,876          8,603,926
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             500,000          1,017,041
 # Compagnia Assicuratrice Unipol SpA                                   452,120          1,764,618
#* E.Biscom SpA                                                          16,000            930,834
#* Edison SpA                                                           899,081          1,557,540
   Erg SpA                                                              295,000          1,855,359
   Ericsson SpA                                                          20,069            796,765
#* Fiat SpA                                                           1,054,970    $     7,472,748
#* IFIL Finanziaria Partecipazioni SpA                                1,368,874          4,849,708
 # Italcementi SpA                                                      444,060          5,556,122
 # Italmobiliare SpA, Milano                                             33,664          1,572,078
   Manifattura Lane Gaetano
     Marzotto & Figli SpA                                                 5,573             63,806
   Milano Assicurazioni SpA                                             182,000            685,056
 # Pirelli & Co. SpA                                                  1,486,658          1,525,436
 # SAI SpA (Sta Assicuratrice
     Industriale), Torino                                               167,605          3,728,705
   San Paolo-IMI SpA                                                    121,701          1,393,518
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                            8,800            341,886
 # Telecom Italia SpA                                                 1,209,533          3,709,241
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $77,211,453)                                                                   72,005,725
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                           51,693             11,459
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $77,211,453)                                                                   72,017,184
                                                                                   ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 * Ainax AB                                                              40,367          1,133,020
#* Bostads AB Drott                                                      28,050            504,168
   Carbo AB                                                               2,900             71,692
   Castellum AB                                                           4,100             96,709
#* Drott Series AB                                                      131,600          1,840,563
   Gambro AB Series A                                                   451,900          4,076,681
   Gambro AB Series B                                                   129,800          1,153,281
   Holmen AB Series A                                                     6,300            189,771
   Holmen AB Series B                                                   120,100          3,442,765
   NCC AB Series B                                                       59,700            504,412
   Nordic Baltic Holdings AB                                            372,600          2,524,914
   Skandinaviska Enskilda Banken
     Series A                                                           196,000          2,826,139
   Skandinaviska Enskilda Banken
     Series C                                                             9,800            137,446
   SSAB Swedish Steel Series A                                          121,600          2,034,049
   SSAB Swedish Steel Series B                                           37,700            610,193
   Svenska Cellulosa AB Series A                                         19,000            735,884
   Svenska Cellulosa AB Series B                                        194,900          7,552,395
   Svenska Kullagerfabriken AB
     Series A                                                            22,650            819,199
   Svenska Kullagerfabriken AB
     Series B                                                            29,700          1,083,585
 # Telia AB                                                             255,500          1,080,122
   Trelleborg AB Series B                                               103,600          1,877,706
 # Volvo AB Series A                                                    212,100          6,614,231
 # Volvo AB Series B                                                    413,600         13,520,720
   Whilborg Fastigheter AB Class B                                       35,800            466,127
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $42,136,221)                                                                   54,895,772
                                                                                   ---------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
   Fortum Oyj                                                         1,071,385         12,579,654
   Huhtamaki Van Leer Oyj                                                 2,300             30,179

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Kemira Oyj                                                           101,377    $     1,280,469
   Kesko Oyj                                                            157,000          3,090,975
   Metso Oyj                                                            219,166          2,684,084
   M-real Oyj Series B                                                  253,400          2,156,183
   Okobank Class A                                                       65,000            646,379
   Outokumpu Oyj Series A                                               351,300          5,322,314
   Rautaruukki Oyj Series K                                              12,900             96,037
   Stora Enso Oyj Series R                                              595,800          7,722,494
   Upm-Kymmene Oyj                                                       83,100          1,492,540
   Wartsila Corp. Oyj Series B                                           39,600            808,722
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $24,875,652)                                                                   37,910,030
                                                                                   ---------------
HONG KONG -- (1.5%)
COMMON STOCKS -- (1.5%)
   Cheung Kong Holdings, Ltd.                                           162,000          1,216,764
   China Overseas Land & Investment,
     Ltd.                                                             1,864,000            305,826
   China Travel International Investment,
     Ltd.                                                               680,000            119,479
 # Chinese Estates Holdings, Ltd.                                        44,000             23,378
   Great Eagle Holdings, Ltd.                                            94,000            146,264
 # Hang Lung Development Co., Ltd.                                    1,765,000          2,400,392
   Hang Lung Properties, Ltd.                                           624,500            812,550
   Henderson Land Development Co.,
     Ltd.                                                               123,000            529,967
   Hong Kong and Shanghai Hotels,
     Ltd.                                                               225,500            130,054
   Hopewell Holdings, Ltd.                                              906,000          1,575,933
   Hutchison Whampoa, Ltd.                                              217,000          1,467,269
   Hysan Development Co., Ltd.                                        1,434,699          2,309,173
   I-Cable Communications, Ltd.                                         325,121            124,918
 # Kerry Properties, Ltd.                                             1,610,884          2,606,259
   New Asia Realty & Trust Co., Ltd.                                    140,000             52,872
   New World Development Co., Ltd.                                    1,269,649            984,974
   Shanghai Industrial Holdings Ltd.                                    545,000          1,010,000
 # Shangri-La Asia, Ltd.                                              3,149,482          3,093,937
   Shun Tak Holdings, Ltd.                                              134,000             54,545
 # Sino Land Co., Ltd.                                                6,239,407          3,638,909
   Tsim Sha Tsui Properties, Ltd.                                       472,000            575,844
   Wharf Holdings, Ltd.                                               3,251,214          9,164,226
   Wheelock and Co., Ltd.                                             3,128,000          3,748,765
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $41,233,673)                                                                   36,092,298
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06
     (Cost $0)                                                          136,000                  0
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $41,233,673)                                                                   36,092,298
                                                                                   ---------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
   Allied Irish Banks P.L.C.                                            141,102          1,998,999
   Bank of Ireland P.L.C.                                                99,637          1,179,578
   CRH P.L.C.                                                           279,359          5,933,437
 * Elan Corp. P.L.C.                                                    690,634         16,309,681
   Irish Permanent P.L.C.                                               186,115    $     2,800,171
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $12,849,099)                                                                   28,221,866
                                                                                   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   Ackermans & Van Haaren SA                                              4,187             99,981
 # Algemene Mij Voor Nijverheidskredit
     Almanij                                                             74,928          4,545,058
 # Banque Nationale de Belgique                                           1,049          3,583,170
   Bekaert SA                                                             2,787            161,051
   Cofinimmo SA                                                           1,108            142,068
#* Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                88,564          4,140,848
 # Dexia SA                                                              87,003          1,456,158
   D'Ieteren SA                                                             431             85,797
   Groupe Bruxelles Lambert                                              55,500          3,428,987
 * ING Bank Belgium NV                                                      128                  4
   Nationale a Portefeuille                                               4,029            568,411
   Sofina SA                                                             10,500            529,160
 # Suez (ex Suez Lyonnaise des Eaux)                                     95,400          1,850,319
 # Tessenderlo Chemie                                                    31,155          1,090,587
#* Umicore-Strip VVPR                                                     2,009                367
   Union Miniere SA                                                      54,327          3,298,083
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $21,735,276)                                                                   24,980,049
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                            1,108                  0
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $21,735,276)                                                                   24,980,049
                                                                                   ---------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
   Carlsberg A.S. Series B                                               32,525          1,591,566
   Codan A.S.                                                            28,400          1,190,252
   Danisco A.S.                                                          29,530          1,399,523
   Danske Bank A.S.                                                     395,753          8,998,165
 * Jyske Bank A.S.                                                       22,300          1,175,746
   Nordea AB                                                            475,918          3,245,559
   Rockwool, Ltd.                                                         6,850            281,287
   Tele Danmark A.S.                                                     99,350          3,351,691
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $14,826,540)                                                                   21,233,789
                                                                                   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   DBS Group Holdings, Ltd.                                             357,000          2,954,705
   Fraser & Neave, Ltd.                                                 507,290          4,023,360
   Haw Par Brothers International, Ltd.                                   2,698              7,409
   Keppel Corp., Ltd.                                                   855,000          3,343,117
 # Neptune Orient Lines, Ltd.                                           801,000          1,009,059
   Overseas Chinese Banking Corp.,
     Ltd.                                                                94,000            662,427
   Sembcorp Industries, Ltd.                                            400,000            338,608
   Singapore Airlines, Ltd.                                             617,000          3,810,654
   Singapore Land, Ltd.                                                 133,000            301,943
   United Overseas Bank, Ltd.                                            66,000            503,724

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # United Overseas Land, Ltd.                                           259,000    $       344,575
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $13,210,685)                                                                   17,299,581
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $7,704)                                                                           7,821
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $13,218,389)                                                                   17,307,402
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                     46,100            736,061
   Den Norske Bank ASA Series A                                         606,394          3,847,441
   Norsk Hydro ASA                                                       16,700          1,036,330
   Norske Skogindustrier ASA Series A                                   163,300          2,722,389
 # Storebrand ASA                                                       201,500          1,353,445
 * Yara International ASA                                                16,700            123,919
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $8,187,301)                                                                     9,819,585
                                                                                   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                                     123,600            860,524
   Alpha Credit Bank                                                     35,040            916,728
   Bank of Greece                                                         8,520            900,526
   Bank of Piraeus S.A.                                                   4,600             53,590
   Commercial Bank of Greece                                             44,760          1,185,010
   EFG Eurobank Ergasias S.A.                                            60,097          1,337,660
   Hellenic Petroleum S.A.                                              159,140          1,216,321
   Hellenic Tellecommunication
     Organization Co. S.A.                                              140,460          1,845,612
   Intracom S.A.                                                         92,390            464,799
   National Bank of Greece                                               15,520            467,402
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $7,870,638)                                                                     9,248,172
                                                                                   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                         195,400            452,850
   BPI SGPS SA                                                          202,800            739,958
   Cimpor Cimentos de Portugal SA                                       503,265          2,640,397
   Portucel-Empresa Produtora de
     Pasta de Papel SA                                                1,442,478          2,429,895
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $5,351,923)                                                                     6,263,100
                                                                                   ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                     6,402            488,199
   OMV AG                                                                 5,913          1,036,949
   Voestalpine AG                                                        62,211          2,775,952
   Wienerberger AG                                                       16,123            546,392
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $3,477,881)                                                                     4,847,492
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  99,828    $       421,080
   Carter Holt Harvey, Ltd.                                           2,429,700          2,991,974
   Fletcher Building, Ltd.                                              171,130            474,829
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $3,707,347)                                                                     3,887,883
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $6,846)                                                                           6,639
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $3,714,193)                                                                     3,894,522
                                                                                   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                                   691,000                  0
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $881,605)                                                                       886,023
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (19.3%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $31,615,000 FMC
    Discount Notes 1.13%, 08/12/04,
    valued at $31,535,963) to be
    repurchased at $31,071,072
    (Cost $31,068,000)                                          $        31,068         31,068,000
  Repurchase Agreement, Deutsche
    Bank Securities 1.00%, 06/01/04
    (Collateralized by $534,822,356
    U.S. Treasury Obligations rates
    ranging from 7.50% to 8.75%,
    maturities ranging from 11/15/16 to
    08/15/20, valued at $660,863,438) to
    be repurchased at $442,051,058
    (Cost $442,001,947)^                                                442,002        442,001,947
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $473,069,947)                                                                  473,069,947
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,082,684,554)++                                                          $ 2,449,898,522
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $2,082,875,007.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
JAPAN -- (78.8%)
COMMON STOCKS -- (78.1%)
 * A&A Material Corp.                                                   123,000    $       112,368
   ABILIT Corp.                                                          22,000            112,214
   Achilles Corp.                                                       549,000            988,770
   Aderans Co., Ltd.                                                      2,850             59,451
   Advan Co., Ltd.                                                       36,000            355,571
   ADVANEX, Inc.                                                         78,000            409,821
 * Aeon Fantasy Co., Ltd.                                                 4,000             85,691
   Ahresty Corp.                                                         28,300            228,737
   Aichi Bank, Ltd.                                                      13,200            831,880
 # Aichi Corp.                                                          119,900            575,338
 * Aichi Machine Industry Co., Ltd.                                     153,000            464,198
   Aichi Tokei Denki Co., Ltd.                                           67,000            193,558
   Aida Engineering, Ltd.                                               113,000            506,131
   Aigan Co., Ltd.                                                       33,500            213,495
   Aiphone Co., Ltd.                                                     32,000            550,628
   Airport Facilities Co., Ltd.                                          79,970            360,288
 # Airtech Japan, Ltd.                                                   12,100             98,440
   Aisan Industry Co., Ltd.                                              80,500            721,947
 * Akai Electric Co., Ltd.                                              363,000              3,284
   Akebono Brake Industry Co., Ltd.                                     141,000            582,382
   Akita Bank, Ltd.                                                      42,000            165,275
   Allied Material Corp.                                                 37,700            555,224
 # Allied Telesis KK                                                     10,300            381,881
   Aloka Co., Ltd.                                                       43,000            341,677
 # Alpha Systems Inc.                                                    19,600            293,947
   Alpine Electronics, Inc.                                               9,100            116,586
   Alps Logistics Co., Ltd.                                              21,000            410,383
   Altech Co., Ltd.                                                      14,000             64,276
   Amano Corp.                                                          154,000          1,238,561
   Amatsuji Steel Ball Manufacturing Co.,
     Ltd.                                                                42,000            442,441
   Ando Corp.                                                           120,000            233,353
   Anest Iwata Corp.                                                     74,000            166,277
   Anrakutei Co., Ltd.                                                   24,000            160,774
 * AOC Holdings, Inc.                                                   111,100            667,372
   Aoi Advertising Promotion, Inc.                                       21,000            138,867
   AOI Electronics Co., Ltd.                                             14,500            275,068
   Aoki International Co., Ltd.                                          78,100          1,033,171
   Aomori Bank, Ltd.                                                     50,000            194,199
 * Apic Yamada Corp.                                                     20,000             74,257
 * Arai-Gumi, Ltd.                                                       34,450             69,542
   Arakawa Chemical Industries, Ltd.                                     23,800            310,486
   Araya Industrial Co., Ltd.                                            84,000            126,928
 * Argo 21 Corp.                                                         13,200             87,525
   Ariake Japan Co., Ltd.                                                 5,300            144,381
   Aronkasei Co., Ltd.                                                   53,000            199,307
   As One Corp.                                                          22,500            582,351
 # Asahi Denka Kogyo KK                                                 169,000          1,416,641
   Asahi Diamond Industrial Co., Ltd.                                   112,000            626,104
   Asahi Kogyosha Co., Ltd.                                              48,000            137,206
 # Asahi Organic Chemicals Industry Co.,
     Ltd.                                                               157,000            440,981
   Asahi Pretec Corp.                                                    30,800            414,811
*# Asahi Soft Drinks Co., Ltd.                                           81,500            638,128
*# Asahi Tec Corp.                                                       86,000    $       138,694
*# Asahi Techno Glass Corp.                                              95,000            660,540
   Asanuma Corp.                                                        123,000            203,777
 # Ashimori Industry Co., Ltd.                                           84,000            167,000
   Asia Air Survey Co., Ltd.                                              6,000             16,297
   Asia Securities Printing Co., Ltd.                                    29,000            258,868
   Asics Corp.                                                          333,000            910,065
   Asunaro Construction., Ltd.                                           29,000            184,452
   Ataka Constuction & Engineering Co.,
     Ltd.                                                                38,000            130,920
 # Atom Corp.                                                            16,600            193,892
 # Atsugi Co., Ltd.                                                     322,000            352,614
   Aucnet, Inc.                                                          15,000            217,046
   Avex Inc.                                                             14,600            235,401
 * Azel Corp., Tokyo                                                     89,000             94,936
   Bando Chemical Industries, Ltd.                                      213,000            672,392
   Bank of Okinawa, Ltd.                                                 33,900            732,088
   Bank of Saga, Ltd.                                                    44,000            160,970
   Bank of the Ryukyus, Ltd.                                             45,880            743,358
 * Banpresto Co., Ltd.                                                    6,800             88,405
 # Best Denki Co., Ltd.                                                 214,000            963,756
 # BSL Corp.                                                            210,950            305,662
   Bull Dog Sauce Co., Ltd.                                              26,000            279,978
   Bunka Shutter Co., Ltd.                                              134,000            645,951
   Cabin Co., Ltd.                                                       67,000            171,650
 # CAC Corp.                                                             31,100            212,737
 # Calpis Co., Ltd.                                                     125,000            897,301
   Canon Electronics, Inc.                                               43,000            916,618
   Canon Finetech, Inc.                                                  67,070          1,009,111
   Capcom Co., Ltd.                                                      31,200            319,599
 * Catena Corp.                                                          46,000            122,424
 * Cats, Inc.                                                            15,400                418
 # Cecile Co., Ltd.                                                      64,100            581,358
   Central Finance Co., Ltd.                                            180,000            644,733
   Central Security Patrols Co., Ltd.                                    31,400            255,762
 # CFS Corp.                                                             47,500            319,755
 * Chiba Kogyo Bank, Ltd.                                                80,600            577,582
 # Chino Corp.                                                           70,000            218,843
   Chiyoda Co., Ltd.                                                     64,400          1,000,584
   Chofu Seisakusho Co., Ltd.                                            54,500          1,000,990
 * Chori Co., Ltd.                                                      256,000            328,875
   Chuetsu Pulp and Paper Co., Ltd.                                     176,000            449,423
 * Chugai Mining Co., Ltd.                                              188,600            136,151
 # Chugai Ro Co., Ltd.                                                  139,000            332,122
 # Chugoku Marine Paints, Ltd.                                          111,000            574,660
 # Chugokukogyo Co., Ltd.                                                45,000            148,278
   Chukyo Bank, Ltd.                                                     44,000            160,784
   Chuo Denki Kogyo co., Ltd.                                            19,000             96,418
   Chuo Gyorui Co., Ltd.                                                 61,000            103,699
   Chuo Spring Co., Ltd., Nagoya                                         91,000            346,403
   CKD Corp.                                                            113,000            796,516
*# Clarion Co., Ltd.                                                    587,000            950,042
   Cleanup Corp.                                                         71,000            763,556
 # CMK Corp.                                                             62,000            857,462
   Coca Cola Central Japan Co., Ltd.                                        139            985,011
 # Colowide Co., Ltd.                                                    29,000            277,378

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Columbia Music Entertainment, Inc.                                   212,000    $       207,213
   Commuture Corp.                                                       71,202            523,365
   Computer Engineering & Consulting,
     Ltd.                                                                29,800            351,029
 * Co-Op Chemical Co., Ltd.                                              80,000             80,248
 * Core Corp.                                                             5,000            113,280
 # Corona Corp.                                                          44,300            629,054
 # Cosel Co., Ltd.                                                       33,400          1,008,969
   Create Medic Co., Ltd.                                                 7,000             56,926
   Credia Co., Ltd.                                                      14,000            204,925
   Cresco, Ltd.                                                          11,600            113,161
   CTI Engineering Co., Ltd.                                             19,000            105,623
*# Culture Convenience Club Co., Ltd.                                    29,600            315,673
 * D&M Holdings, Inc.                                                   134,000            387,625
 # Dai Nippon Toryo, Ltd.                                               193,000            274,095
   Daibiru Corp.                                                         47,000            286,416
   Dai-Dan Co., Ltd.                                                     65,000            303,053
   Daido Kogyo Co., Ltd.                                                 60,000            108,185
   Daidoh, Ltd.                                                          54,000            439,405
   Daifuku Co., Ltd.                                                    176,000            810,974
   Daihen Corp.                                                         215,000            451,076
 # Daiho Corp.                                                           96,000            210,869
   Dai-Ichi Jitsugyo Co., Ltd.                                           80,000            219,129
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                      47,000            127,859
 # Daiken Corp.                                                         208,000            950,956
   Daiki Co., Ltd.                                                       41,300            419,573
   Daiko Clearing Services Corp.                                         25,000            136,191
 * Daikoku Denki Co., Ltd.                                                7,000            129,169
*# Daikyo, Inc.                                                         444,000            988,493
   Daimei Telecom Engineering Corp.                                      65,000            375,924
   Dainichi Co., Ltd.                                                    27,200            120,085
 # Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                            163,000            780,374
 # Dainippon Shigyo Co., Ltd.                                            25,000            119,859
   Daisan Bank, Ltd.                                                     50,000            189,752
 # Daiseki Co., Ltd.                                                     35,400            589,076
 # Daiso Co., Ltd.                                                      112,000            297,842
 * Daisue Construction Co., Ltd.                                        151,500            172,603
   Daisyo Corp.                                                          32,000            337,553
   Daito Seiki Co., Ltd.                                                 18,000             50,556
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                    42,000             41,668
   Daiwa Industries, Ltd.                                                82,000            256,009
   Daiwa Kosho Lease Co., Ltd.                                          225,000          1,097,305
*# Daiwa Seiko, Inc.                                                    145,000            152,419
   Daiwabo Co., Ltd.                                                    217,000            265,350
   Daiwabo Information System Co., Ltd.                                  22,000            254,884
   Danto Corp.                                                           42,000            164,222
   DC Co., Ltd.                                                          33,000             68,543
   Denki Kogyo Co., Ltd.                                                111,000            417,249
 # Denny's Japan Co., Ltd.                                               51,000            962,104
   Densei-Lambda KK                                                      34,584            294,844
 # Denyo Co., Ltd.                                                       38,000            224,640
*# Descente, Ltd.                                                       119,000            346,499
 * Dia Kensetsu Co., Ltd.                                               141,200            185,913
   Diamond Computer Service Co., Ltd.                                    37,700            348,350
 * Dijet Industrial Co., Ltd.                                            34,000             55,130
   Doshisha Co., Ltd.                                                    15,000            524,298
 # Doutor Coffee Co., Ltd.                                               34,200            587,348
   DTS Corp.                                                             21,200            446,500
 * Dydo Drinco Inc.                                                       9,100            269,900
*# Dynic Corp.                                                           52,000    $       140,592
 # Eagle Industry Co., Ltd.                                              78,000            397,190
 * Econach Co., Ltd.                                                     26,000             12,471
 * Eco-Tech Construction Co., Ltd.                                      241,000              2,180
   Edion Corp.                                                          112,316          1,212,015
   Ehime Bank, Ltd.                                                     232,000            806,804
 # Eiken Chemical Co., Ltd.                                              54,000            487,509
   Eikoh, Inc.                                                            8,000             53,333
 * Eizo Nanao Corp.                                                       9,200            260,281
   Elna Co., Ltd.                                                        22,000             54,036
   Enplas Corp.                                                          29,800            979,701
*# Enshu, Ltd.                                                           69,000            111,142
   Ensuiko Sugar Refining Co., Ltd.                                      51,000             95,323
   Exedy Corp.                                                           71,000          1,092,374
 * F.D.C. Products, Inc.                                                  7,200             80,936
 * Fancl Corp.                                                            5,900            194,970
*# FDK Corp.                                                            178,000            434,395
   Fine Sinter Co., Ltd.                                                 31,000             94,966
 * First Baking Co., Ltd.                                                67,000            110,338
   Foster Electric Co., Ltd.                                             32,000            232,826
   FP Corp.                                                              38,800            780,034
 # France Bed Holdings Co., Ltd.                                        193,000            784,049
*# Fudo Construction Co., Ltd.                                           40,200            199,827
 * Fuji Co.,Ltd.                                                          6,900            129,651
 * Fuji Corp, Ltd.                                                        3,000             24,946
   Fuji Kiko Co., Ltd.                                                   71,000            202,392
*# Fuji Kosan Co., Ltd.                                                 130,000            139,905
   Fuji Kyuko Co., Ltd.                                                 170,000            602,860
*# Fuji Spinning Co., Ltd., Tokyo                                       163,000            199,044
   Fujicco Co., Ltd.                                                     46,000            536,857
 * Fujii & Co., Ltd.                                                     44,000                398
 * Fujiko Co., Ltd.                                                      55,000                995
   Fujikura Kasei Co., Ltd.                                              43,000            315,407
   Fujikura Rubber, Ltd.                                                 34,000            179,851
 # Fujirebio, Inc.                                                       75,000            985,307
 * Fujita Corp.                                                          96,000            109,322
 # Fujita Kanko, Inc.                                                   194,000            754,015
   Fujitec Co., Ltd.                                                    145,000            700,453
 * Fujitsu Access, Ltd.                                                  36,000            201,604
   Fujitsu Business Systems, Ltd.                                        45,300            605,039
   Fujitsu Devices, Inc.                                                 38,000            471,329
   Fujitsu Fronttec, Ltd.                                                41,500            422,222
*# Fujitsu General, Ltd.                                                161,000            624,018
*# Fujiya Co., Ltd.                                                     190,000            281,470
   Fukuda Corp.                                                          65,000            287,509
   Fukushima Bank, Ltd.                                                 271,000            473,395
 * Fukusima Industries Corp.                                             10,500            134,050
 * Fukusuke Corp.                                                        95,000                860
   Fumakilla, Ltd.                                                       24,000             37,618
 * Furukawa Battery Co., Ltd.                                            45,000             79,853
*# Furukawa Co., Ltd.                                                   643,000            666,862
   Fuso Lexel Inc.                                                       17,000            135,239
   Fuso Pharmaceutical Industries, Ltd.                                 157,000            497,721
 * Ga-jo-en Kanko KK                                                     37,000                  0
   Gakken Co., Ltd.                                                     168,000            281,096
 * Generas Corp.                                                         64,000                579
 # Genki Sushi Co., Ltd.                                                 17,200            221,106
   Geostar Corp.                                                         10,000             35,300
   Global-Dining, Inc.                                                    6,200             40,511
 # Godo Steel, Ltd.                                                     242,000            748,957
 * Goldwin, Inc.                                                         76,000            120,517

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Gourmet Kineya Co., Ltd.                                              31,000    $       255,165
 * Graphtec Corp.                                                        39,000             62,610
   Gro-BeLS Co., Ltd.                                                    84,000            114,266
 * GSI Creoss Corp.                                                      90,000            173,995
   Gun-Ei Chemical Industry Co., Ltd.                                   127,000            359,915
   Hagoromo Foods Corp.                                                  29,000            288,231
   Hakuto Co., Ltd.                                                      36,400            461,429
   Hakuyosha Co., Ltd.                                                   57,000            164,958
   Haltec Corp.                                                          32,000             50,528
 * Hamai Co., Ltd.                                                       22,000             27,772
   Hanshin Sogo Bank, Ltd.                                               78,000            166,075
   Hanwa Co., Ltd.                                                      405,000          1,283,436
   Happinet Corp.                                                        15,000            173,684
   Harashin Co., Ltd.                                                    24,300            189,893
   Harima Chemicals, Inc.                                                37,000            252,287
   Haruyama Trading Co., Ltd.                                            21,600            262,268
*# Hayashikane Sangyo Co., Ltd.                                         128,000            147,309
 * Hazama Corp.                                                          36,500             96,101
   Heiwado Co., Ltd.                                                     15,000            192,811
   Hibiya Engineering, Ltd.                                              63,000            484,267
   Higashi-Nippon Bank, Ltd.                                            288,000            765,937
   Hisaka Works, Ltd.                                                    41,000            297,472
   Hitachi Business Solution Co., Ltd.                                   22,700            163,583
   Hitachi Kiden Kogyo, Ltd.                                             20,000             78,044
   Hitachi Koki Co., Ltd.                                               153,000            855,084
   Hitachi Kokusai Electric, Inc.                                        76,000            526,889
   Hitachi Medical Corp.                                                 59,000            751,139
   Hitachi Metals Techno, Ltd.                                           12,000             30,967
 * Hitachi Mobile Co., Ltd.                                              12,000             85,627
   Hitachi Plant Engineering &
     Construction Co., Ltd.                                             177,000            683,203
   Hitachi Powdered Metal Co., Ltd.                                      46,000            288,937
   Hitachi Tool Engineering, Ltd.                                        39,000            287,576
 # Hochiki Corp.                                                         42,000            193,653
*# Hodogaya Chemical Co., Ltd.                                          100,000            329,697
 * Hohsui Corp.                                                          56,000             63,736
   Hokkai Can Co., Ltd., Tokyo                                          106,000            251,323
*# Hokkaido Bank, Ltd.                                                  580,000            984,633
   Hokkaido Coca Cola Bottling Co., Ltd.                                 64,000            381,738
   Hokkaido Gas Co., Ltd.                                                87,000            211,106
   Hokko Chemical Industry Co., Ltd.                                     41,000            135,916
   Hokuetsu Bank, Ltd.                                                  350,000            721,515
   Hokuriku Electric Industry Co., Ltd.                                 112,000            200,711
   Hokuriku Electrical Construction Co.,
     Ltd.                                                                36,000             98,320
   Hokuriku Gas Co., Ltd.                                                64,000            180,039
 * Hokushin Co., Ltd.                                                    39,900             60,579
 # Hokuto Corp.                                                          51,700            796,917
   Homac Corp.                                                           66,500            597,913
   Honshu Chemical Industry Co., Ltd.                                     7,000             38,719
 # Horiba, Ltd.                                                          54,000            755,614
   Horipro, Inc.                                                         23,400            184,452
*# Hosokawa Micron Corp.                                                 40,000            189,641
*# Howa Machinery, Ltd.                                                 181,000            198,251
*# Ichida and Co., Ltd.                                                  23,400             41,823
   Ichikawa Co., Ltd.                                                    49,000            147,498
   Ichiken Co., Ltd.                                                     48,000             57,703
   Ichikoh Industries, Ltd.                                             141,000            338,362
   Ichiyoshi Securities Co., Ltd.                                        87,000            620,530
 # Icom, Inc.                                                            23,600            562,646
   Idec Izumi Corp.                                                      54,500            500,919
   Ihara Chemical Industry Co., Ltd.                                     80,000    $       179,688
 # Iino Kaiun Kaisha, Ltd.                                              161,000            670,569
*# Ikegami Tsushinki Co., Ltd.                                          102,000            198,983
   i-Logistics Corp.                                                     35,000             56,959
 * Imasen Electric Industrial Co., Ltd.                                  15,800            114,371
   Impact 21 Co., Ltd.                                                   30,600            717,490
 * Impress Corp.                                                            178            209,002
   Inaba Denki Sangyo Co., Ltd.                                          40,500            823,449
 # Inaba Seisa Kusho Co., Ltd.                                           28,400            439,330
   Inabata and Co., Ltd., Osaka                                          95,000            676,033
   Inageya Co., Ltd.                                                     83,000            760,182
   Ines Corp.                                                            80,400            790,994
   I-Net Corp.                                                           12,000             44,213
 # Information Services
     International-Dentsu, Ltd.                                          51,800            669,069
   Intec, Inc.                                                           65,000            424,553
 # Inui Steamship Co., Ltd.                                              31,000            102,802
   ISE Chemicals Corp.                                                   38,000            130,391
 # Iseki & Co., Ltd.                                                    348,000            864,470
   Ishihara Sangyo Kaisha, Ltd.                                         133,000            260,764
   Ishii Hyoki Co., Ltd.                                                  8,600             92,904
*# Ishii Iron Works Co., Ltd.                                            52,000             66,494
*# Ishikawa Seisakusho, Ltd.                                             75,000             93,520
   Ishikawajima Construction Materials
     Co., Ltd.                                                           18,000             48,056
   Ishikawajima Transport Machinery Co.,
     Ltd.                                                                16,000             40,623
   Ishizuka Glass Co., Ltd.                                              49,000            100,512
   Itochu Enex Co., Ltd.                                                149,300            757,807
   Itochu Shokuh Co., Ltd.                                               20,700            759,029
   Itoki Crebio Corp.                                                    56,000            147,977
   Iwaki & Co., Ltd.                                                     38,000             96,233
 # Iwasaki Electric Co., Ltd.                                           110,000            389,506
   Iwatani International Corp.                                          389,000            879,705
 * Iwatsu Electric Co., Ltd.                                            145,000            312,103
 * Izuhakone Railway Co., Ltd.                                              300             36,643
*# Izukyu Corp.                                                          11,700             84,657
   Izumiya Co., Ltd.                                                    135,000            871,311
*# Izutsuya Co., Ltd.                                                   123,000            238,055
 # Jac Holdings Co., Ltd.                                                11,000             44,169
   Jaccs Co., Ltd.                                                      207,000          1,204,962
 * Jalux, Inc.                                                            9,700            170,985
   Jamco Corp.                                                           18,000             71,878
*# Janome Sewing Machine Co., Ltd.                                      224,000            328,562
   Japan Business Computer Co., Ltd.                                     34,000            214,964
 # Japan Carlit Co., Ltd.                                                28,000            183,761
 # Japan Cash Machine Co., Ltd.                                          29,810            823,382
   Japan Digital Laboratory Co., Ltd.                                    53,900            583,792
   Japan Foundation Engineering Co.,
     Ltd.                                                                49,200            223,870
   Japan Information Processing
     Service Co., Ltd.                                                   31,800            229,277
   Japan Kenzai Co., Ltd.                                                30,400            247,349
   Japan Maintenance Co., Ltd.                                           27,000            215,447
   Japan Medical Dynamic Marketing
     Inc.                                                                26,100            304,476
   Japan Oil Transportation Co., Ltd.                                    45,000            100,000
 # Japan Pulp and Paper Co., Ltd.                                       229,000            746,172
 * Japan Radio Co., Ltd.                                                 38,000            163,509
   Japan Servo Co., Ltd.                                                 51,000            136,344
   Japan Steel Tower Co., Ltd.                                           19,000             36,124

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Japan Steel Works, Ltd.                                              590,000    $       843,246
 # Japan Storage Battery Co., Ltd.                                      529,000          1,186,989
 # Japan Transcity Corp.                                                 94,000            233,432
   Japan Vilene Co., Ltd.                                               101,000            325,528
   Japan Wool Textile Co., Ltd.                                         138,000            685,988
   Jastec Co., Ltd.                                                      11,600            188,047
   Jeans Mate Corp.                                                      12,740            149,719
 # Jeol, Ltd.                                                           119,000            768,302
*# Jidosha Denki Kogyo Co., Ltd.                                         34,000             57,826
   JMS Co., Ltd.                                                         49,000            147,373
   Joban Kosan Co., Ltd.                                                101,000            154,459
   J-Oil Mills, Inc.                                                    274,000            788,809
   Joint Corp.                                                           24,900            430,672
 # Joshin Denki Co., Ltd.                                                98,000            352,894
   Jsp Corp.                                                             42,300            451,784
   Juel Verite Ohkubo Co., Ltd.                                          24,000             62,245
*# Jujiya Co., Ltd.                                                     321,000            301,591
*# Juki Corp.                                                           153,000            535,541
 * Jyomo Co., Ltd.                                                       48,000            100,311
 # K.R.S. Corp.                                                          17,000            312,052
   Kabuki-Za Co., Ltd.                                                   15,000            556,310
   Kadokawa Holdings, Inc.                                               27,000            862,436
 # Kaga Electronics Co., Ltd.                                            38,400            699,769
   Kagawa Bank, Ltd.                                                    126,350            656,099
 # Kagome Co., Ltd.                                                      41,600            381,756
   Kahma Co., Ltd.                                                       51,400            626,962
 # Kaken Pharmaceutical Co., Ltd.                                       146,000            794,601
 * Kakuei (L.) Corp.                                                    100,000                905
*# Kamagai Gumi Co., Ltd.                                                87,800            206,055
   Kameda Seika Co., Ltd.                                                33,000            230,035
   Kamei Corp.                                                           59,000            370,959
   Kanaden Corp.                                                         55,000            270,107
   Kanagawa Chuo Kotsu Co., Ltd.                                        100,000            584,161
   Kanamoto Co., Ltd.                                                    43,000            214,047
*# Kanebo, Ltd.                                                         723,000            581,724
*# Kanematsu Corp.                                                      534,500            846,434
   Kanematsu Electronics, Ltd.                                           45,500            519,270
 * Kanematsu-NNK Corp.                                                   60,000            142,761
   Kanto Auto Works, Ltd., Yokosuka                                      78,000            767,789
 # Kanto Denka Kogyo Co., Ltd.                                           83,000            402,113
   Kanto Natural Gas Development Co.,
     Ltd.                                                               104,000            582,724
 # Kanto Tsukuba Bank, Ltd.                                              45,500            355,602
   Kasai Kogyo Co., Ltd.                                                 59,000            160,352
   Kasei (C.I.) Co., Ltd.                                                46,000            153,073
 # Kasumi Co., Ltd.                                                     132,000            770,311
   Katakura Chikkarin Co., Ltd.                                          17,000             51,668
   Katakura Industries Co., Ltd.                                         55,000            557,222
   Kato Sangyo Co., Ltd.                                                 60,300            790,104
 # Kato Works Co., Ltd.                                                  82,000            167,582
   Katsumura Construction Co., Ltd.                                      48,600             50,523
   Kawada Industries, Inc.                                               76,000            194,284
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                             99,000            137,041
 * Kawasaki Kasei Chemicals, Ltd.                                        36,000             35,556
   Kawashima Textile Manufacturers,
     Ltd.                                                               126,000            160,902
 * Kawasho Corp.                                                        549,000          1,358,075
   Kawasho Gecoss Corp.                                                  57,900            229,823
   Kawasumi Laboratories, Inc.                                           26,000            175,210
   Kawatetsu Systems, Inc.                                                  112            156,311
   Kayaba Industry Co., Ltd.                                             40,000    $       136,781
 * Keihanshin Real Estate Co., Ltd.                                      25,000            114,767
 # Keihin Co., Ltd.                                                     100,000            172,870
   Keiiyu Co., Ltd.                                                      15,000            147,949
   Keiyo Co., Ltd.                                                      139,900            664,860
 # Kentucky Fried Chicken Japan, Ltd.                                    55,000          1,072,451
*# Kenwood Corp.                                                        382,000            943,261
 # Key Coffee, Inc.                                                      33,000            440,938
 # Kibun Food Chemifa Co., Ltd.                                          42,000            760,650
 * Kimmon Manufacturing Co., Ltd.                                        41,000             48,965
 * Kimura Chemical Plants Co., Ltd.                                      27,000             39,325
   Kinki Coca-Cola Bottling Co., Ltd.                                    97,000            844,952
*# Kinki Nippon Tourist Co., Ltd.                                       133,000            371,726
 # Kinki Sharyo Co., Ltd., Nagaokakyo                                   101,000            261,205
 * Kinsho Corp.                                                          21,000             60,914
 # Kinugawa Rubber Industrial Co., Ltd.                                 107,000            236,554
   Kioritz Corp.                                                         96,000            217,386
 # Kishu Paper Co., Ltd.                                                125,000            204,561
   Kisoji Co., Ltd.                                                      34,400            462,341
 # Kitagawa Iron Works Co., Ltd.                                        124,000            211,328
   Kita-Nippon Bank, Ltd.                                                13,006            610,281
   Kitano Construction Corp.                                            124,000            227,816
   Kitazawa Sangyo Co., Ltd.                                             17,500             39,409
 # Kitz Corp.                                                           234,000            890,517
   Koa Corp.                                                             67,300            591,787
   Koatsu Gas Kogyo Co., Ltd.                                            78,000            250,970
   Kobayashi Yoko Co., Ltd.                                              16,900            324,880
   Kodensha Co., Ltd.                                                    14,000             39,268
   Koekisha Co., Ltd.                                                     9,600            218,290
 # Kohnan Shoji Co., Ltd.                                                29,500            564,588
   Kohsoku Corp.                                                         24,000            232,330
   Koike Sanso Kogyo Co., Ltd.                                           71,000            126,392
   Koito Industries, Ltd.                                                66,000            277,472
 # Kojima Co., Ltd.                                                      61,800            732,677
 * Kokune Corp.                                                          42,000                380
 * Kokusai Kogyo Co., Ltd.                                               60,000            188,194
   Komai Tekko, Inc.                                                     53,000            122,227
 # Komatsu Electronics Metals Co., Ltd.                                  46,800            579,024
   Komatsu Seiren Co., Ltd.                                              53,000            208,740
   Komatsu Wall Industry Co., Ltd.                                       17,300            289,779
   Konaka Co., Ltd.                                                      29,700            408,203
 # Konami Sports Corp.                                                   43,800            762,592
   Kondotec, Inc.                                                        12,500             65,324
   Konishi Co., Ltd.                                                     28,000            236,010
   Kosaido Co., Ltd.                                                     34,000            294,934
 # Kosei Securities Co., Ltd.                                           137,000            308,983
*# Kubotek Corp.                                                            147            244,055
   Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                              108,000            260,020
   Kurabo Industries, Ltd.                                              372,000            632,944
   Kureha Chemical Industry Co., Ltd.                                    36,000            144,153
 # Kurimoto, Ltd.                                                       202,000            403,048
 # Kuroda Electric Co., Ltd.                                             31,200          1,322,088
   Kurosaki Harima Corp.                                                125,000            209,259
   Kyoden Co., Ltd.                                                      79,000            628,726
   Kyodo Printing Co., Ltd.                                             152,000            531,461
 # Kyodo Shiryo Co., Ltd.                                               145,000            166,603
   Kyoei Sangyo Co., Ltd.                                                44,000            150,438
 # Kyoei Tanker Co., Ltd.                                                53,000            116,210
   Kyokuto Boeki Kaisha, Ltd.                                            36,000             92,644
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                      44,800            523,585

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Kyokuyo Co., Ltd.                                                    167,000    $       270,807
 # Kyoritsu Maintenance Co., Ltd.                                        15,400            323,685
   Kyosan Electric Manufacturing Co.,
     Ltd.                                                                97,000            325,983
   Kyoto Kimono Yuzen Co., Ltd.                                             128            285,941
   Kyowa Electronic Instruments Co.,
     Ltd.                                                                30,000             86,679
   Kyowa Exeo Corp.                                                      22,000            144,411
   Kyowa Leather Cloth Co., Ltd.                                         32,000            196,984
   Kyudenko Corp.                                                       140,000            645,788
   Kyushu-Shinwa Holdings, Inc.                                         487,000          1,032,380
 # Laox Co., Ltd.                                                        54,000            131,946
   Life Corp.                                                            25,400            267,218
 * Link Consulting Associates - Japan
     Corp.                                                                8,600             72,708
 * Lonseal Corp.                                                         69,000             56,213
 * Look, Inc.                                                            50,000            207,617
   Macnica, Inc.                                                         28,400            795,318
   Maeda Corp.                                                           38,000            162,119
   Maeda Road Construction Co., Ltd.                                    155,000          1,073,668
   Maezawa Industries, Inc.                                              27,700            138,077
   Maezawa Kaisei Industries Co., Ltd.                                   20,600            331,461
   Maezawa Kyuso Industries Co., Ltd.                                    25,400            248,181
 * Magara Construction Co., Ltd.                                         61,000             60,512
 # Makino Milling Machine Co., Ltd.                                     141,000            872,537
 * Mamiya-Op Co., Ltd.                                                   58,000             82,435
   Marche Corp.                                                          10,700            103,880
 # Mars Engineering Corp.                                                22,200          1,311,312
   Marubeni Construction Material Lease
     Co., Ltd.                                                           54,000             90,519
   Marubun Corp.                                                         44,600            338,758
   Marudai Food Co., Ltd.                                               189,000            350,662
 * Maruei Department Store Co., Ltd.                                     72,000            158,506
 # Maruetsu, Inc.                                                        27,000            148,610
   Maruha Group, Inc.                                                   477,000            794,101
*# Maruishi Cycle Industries, Ltd.                                      214,000             34,856
   Marusan Securities Co., Ltd.                                         106,000            631,593
   Maruwa Co., Ltd.                                                      17,500            291,098
   Maruwn Corp.                                                          44,000            117,182
   Maruya Co., Ltd.                                                      14,000            101,231
   Maruyama Manufacturing Co., Inc.                                      73,000            106,885
*# Maruzen Co., Ltd.                                                    179,000            370,718
   Maruzen Co., Ltd. - General
     Commercial Kitchen Appliances &
     Equipment                                                           30,000            173,741
   Maruzen Showa Unyu Co., Ltd.                                         156,000            448,427
   Maspro Denkoh Corp.                                                   32,300            336,264
   Matsuda Sangyo Co., Ltd.                                              34,500            282,370
   Matsui Construction Co., Ltd.                                         40,000            125,124
 * Matsuo Bridge Co., Ltd.                                               37,000             90,482
 # Matsuya Co., Ltd.                                                     84,000            344,168
 # Matsuya Foods Co., Ltd.                                               30,300            651,460
   Matsuzakaya Co., Ltd.                                                189,077            823,964
   Max Co., Ltd.                                                         84,000            923,345
 * Maxvalu Tohok Co., Ltd.                                               12,900            108,568
 # Megachips Corp.                                                       39,100            371,112
 # Meidensha Corp.                                                      378,050            777,496
*# Meiji Machine Co., Ltd.                                               90,000             86,190
   Meiji Shipping Co., Ltd.                                              47,000            160,448
   Meisei Industrial Co., Ltd.                                           29,000            105,051
   Meito Sangyo Co., Ltd.                                                41,700            678,806
   Meito Transportation Co., Ltd.                                        22,000    $       171,752
 # Meiwa Estate Co., Ltd.                                                34,000            360,081
   Meiwa Industry Co., Ltd.                                              15,000             43,356
 * Meiwa Trading Co., Ltd.                                               55,000            118,536
   Melco Holdings, Inc.                                                   9,000            228,003
   Mercian Corp.                                                        212,000            518,609
   Mikuni Coca-Cola Bottling Co., Ltd.                                   76,000            666,588
 # Milbon Co., Ltd.                                                      14,900            391,741
 # Mimasu Semiconductor Industry Co.,
     Ltd.                                                                33,200            494,924
   Ministop Co., Ltd.                                                    45,500            744,606
   Mirai Group Co., Ltd.                                                 49,000             86,721
   Miroku Jyoho Service Co., Ltd.                                        22,500            203,687
 * Misawa Homes Holdings, Inc.                                          262,900            735,533
 # Misawa Resort Co., Ltd.                                               90,000            256,731
   Mito Securities Co., Ltd.                                            113,000            373,596
   Mitsuba Corp.                                                         60,000            340,886
 * Mitsubishi Cable Industries, Ltd.                                    277,000            330,724
 * Mitsubishi Kakoki Kaisha, Ltd.                                       117,000            166,467
 # Mitsubishi Paper Mills, Ltd.                                         505,000            759,934
   Mitsubishi Pencil Co., Ltd.                                           61,000            468,783
 # Mitsubishi Plastics, Inc.                                            333,000            830,724
   Mitsubishi Shindoh Co., Ltd.                                          82,000            178,091
 # Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                               253,000            341,478
   Mitsuboshi Belting, Ltd.                                             153,000            569,271
   Mitsui High-Tec, Inc.                                                 68,400            806,062
   Mitsui Home Co., Ltd.                                                 97,000            519,421
 # Mitsui Knowledge Industry Co., Ltd.                                   20,100            206,469
*# Mitsui Matsushima Co., Ltd.                                           90,000            123,857
 * Mitsui Mining Co., Ltd.                                              112,500            131,305
   Mitsui Sugar Co., Ltd.                                               145,000            333,097
   Mitsui-Soko Co., Ltd.                                                221,000            664,820
   Mitsumi Electric Co., Ltd.                                            34,800            356,175
 # Mitsumura Printing Co., Ltd.                                          49,000            334,866
   Mitsuuroko Co., Ltd.                                                 107,000            648,293
   Miura Co., Ltd.                                                       66,400          1,036,205
   Miura Printing Corp.                                                  16,000             52,934
   Miyaji Engineering Group                                              90,000            154,716
   Miyazaki Bank, Ltd.                                                  275,000          1,029,276
 # Miyoshi Oil & Fat Co., Ltd.                                          120,000            230,204
 # Miyuki Keori Co., Ltd.                                                50,000            168,599
   Mizuno Corp.                                                         205,000            956,560
 * Momiji Holdings, Inc.                                                    340            728,907
   Mori Seiki Co., Ltd.                                                  19,900            166,206
 # Morinaga & Co., Ltd.                                                 419,000            911,417
*# Morishita Jinton Co., Ltd.                                            32,800            136,168
   Morita Corp.                                                          74,000            285,272
 # Moritex Corp.                                                         15,000            133,184
   Morozoff, Ltd., Osaka                                                 50,000             92,305
   Mory Industries, Inc.                                                 66,000            167,633
   Mos Food Services, Inc.                                               47,000            556,643
   Moshi Moshi Hotline, Inc.                                              8,700            553,884
 # MR Max Corp.                                                          56,300            187,298
 * Mutoh Industries, Ltd.                                                78,000            186,279
   Mutow Co., Ltd.                                                       38,000            186,987
   Myojo Foods Co., Ltd.                                                 67,000            379,148
   Nabtesco Corp.                                                       210,000          1,084,913
 # NAC Co., Ltd.                                                         13,000            104,096
 # Nachi-Fujikoshi Corp.                                                433,000          1,367,895
   Nagano Bank, Ltd.                                                    122,000            384,709

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Nagano Japan Radio Co., Ltd.                                          27,000    $        45,038
 # Nagatanien Co., Ltd.                                                  56,000            416,553
*# Naigai Co., Ltd.                                                     109,000            102,707
   Nakabayashi Co., Ltd.                                                 76,000            120,240
 # Nakamuraya Co., Ltd.                                                  85,000            251,699
 * Nakano Corp.                                                          49,000            118,016
 # Nakayama Steel Works, Ltd.                                           186,000            593,215
   Nakayo Telecommunications, Inc.                                       36,000            148,093
 # NEC Infrontia Corp.                                                  196,000            539,191
 * NEC Mobiling, Ltd.                                                     3,200             89,463
 # NEC System Integration &
     Construction, Ltd.                                                  65,000            565,309
 # NEC Tokin Corp.                                                      180,000            859,720
   Neturen Co., Ltd., Tokyo                                              66,000            342,901
   New Japan Radio Co., Ltd.                                             62,000            772,698
 * New Real Property KK                                                  43,900                  0
 # Nichia Steel Works, Ltd.                                              67,900            213,197
 # Nichias Corp.                                                        237,000            868,589
 # Nichiban Co., Ltd.                                                    58,000            161,610
 * Nichiboshin, Ltd.                                                      1,190              1,077
   Nichiha Corp.                                                         64,980            958,119
   Nichimo Co., Ltd.                                                     54,000            108,885
 * Nichimo Corp.                                                         85,000             84,373
 # Nichireki Co., Ltd.                                                   44,000            152,863
 # Nichiro Corp.                                                        289,000            410,334
   Nidec Tosok Corp.                                                     24,500            382,096
   Nihon Dempa Kogyo Co., Ltd.                                           32,100            700,780
   Nihon Eslead Corp.                                                    19,440            375,412
 # Nihon Inter Electronics Corp.                                         54,000            515,015
   Nihon Kagaku Sangyo Co., Ltd.                                         32,000            139,896
 * Nihon Kentetsu Co., Ltd.                                              27,000             58,461
   Nihon Kohden Corp.                                                    85,000            983,453
   Nihon Matai Co., Ltd.                                                 50,000             92,359
   Nihon Nohyaku Co., Ltd.                                              103,000            191,101
 # Nihon Parkerizing Co., Ltd.                                          105,000            674,468
   Nihon Seiko Co., Ltd.                                                 11,000             33,322
   Nihon Shokuh Kako Co., Ltd.                                           26,000             55,282
 * Nihon Spindle Manufacturing Co., Ltd.                                 56,000             90,139
   Nihon Tokushu Toryo Co., Ltd.                                         35,000            202,979
   Nikken Chemicals Co., Ltd.                                            81,000            226,733
   Nikkiso Co., Ltd.                                                    107,000            445,772
   Nikko Co., Ltd., Akashi                                               52,000            163,249
 * Nippei Toyama Corp.                                                   80,000            158,599
   Nippo Corp.                                                           25,000            136,880
 * Nippon Avionics Co., Ltd.                                             40,000            108,454
   Nippon Beet Sugar Manufacturing Co.,
     Ltd.                                                               243,000            417,652
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                              101,000            154,560
 # Nippon Carbon Co., Ltd.                                              177,000            267,184
 # Nippon Ceramic Co., Ltd.                                              37,000            436,412
   Nippon Chemical Industrial Co., Ltd.                                 131,000            455,079
 # Nippon Chemi-Con Corp.                                               197,000          1,021,558
 * Nippon Chemiphar Co., Ltd.                                            49,000            150,010
   Nippon Chutetsukan KK                                                 44,000             82,047
   Nippon Concrete Industries Co., Ltd.                                  65,000             99,586
 * Nippon Conlux Co., Ltd.                                               30,000            188,645
 * Nippon Conveyor Co., Ltd.                                             43,000             40,907
 # Nippon Denko Co., Ltd.                                               159,000            564,470
   Nippon Densetsu Kogyo Co., Ltd.                                       93,000            372,211
   Nippon Denwa Shisetu Co., Ltd.                                       104,000            341,379
   Nippon Felt Co., Ltd.                                                 28,000    $        97,306
 # Nippon Fine Chemical Co., Ltd.                                        40,000            155,205
   Nippon Flour Mills Co., Ltd.                                         186,000            828,584
 * Nippon Foil Mfg., Co., Ltd.                                           21,000             47,119
 # Nippon Formula Feed Manufacturing
     Co., Ltd.                                                          100,000            163,559
   Nippon Gas Co., Ltd.                                                  62,000            429,371
   Nippon Hume Corp.                                                     43,000             97,228
 # Nippon Kanzai Co., Ltd.                                               32,700            516,695
*# Nippon Kasei Chemical Co., Ltd.                                      154,000            200,292
 * Nippon Kinzoku Co., Ltd.                                              93,000            155,931
 # Nippon Koei Co., Ltd., Tokyo                                         137,000            301,032
   Nippon Konpo Unyu Soko Co., Ltd.                                     115,000          1,036,979
*# Nippon Koshuha Steel Co., Ltd.                                       221,000            273,875
*# Nippon Metal Industry Co., Ltd.                                      230,000            325,126
   Nippon Pigment Co., Ltd.                                              11,000             29,746
   Nippon Pillar Packing Co., Ltd.                                       33,000            207,707
   Nippon Piston Ring Co., Ltd.                                         133,000            218,274
   Nippon Road Co., Ltd.                                                147,000            259,144
 # Nippon Seiki Co., Ltd.                                                85,000            695,474
   Nippon Seisen Co., Ltd.                                               39,000            153,296
   Nippon Sharyo, Ltd.                                                  233,000            591,050
   Nippon Shinyaku Co., Ltd.                                            111,000            627,801
   Nippon Signal Co., Ltd.                                              109,000            584,298
   Nippon Soda Co., Ltd.                                                215,000            560,485
   Nippon Suisan Kaisha, Ltd.                                           133,000            318,926
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                          152,000            326,127
   Nippon System Development Co., Ltd.                                   40,600            786,274
   Nippon Systemware Co., Ltd.                                           20,000            150,615
 # Nippon Thompson Co., Ltd.                                            117,000            833,024
   Nippon Tungsten Co., Ltd.                                             44,000             99,396
   Nippon Valqua Industries, Ltd.                                       119,000            268,919
*# Nippon Yakin Kogyo Co., Ltd.                                         117,500            367,528
   Nippon Yusoki Co., Ltd.                                               49,000            136,787
   Nishimatsuya Chain Co., Ltd.                                          36,720          1,288,842
   Nishishiba Electric Co., Ltd.                                         28,000             45,663
*# Nissan Diesel Motor Co., Ltd.                                        378,000            870,695
 * Nissei Corp.                                                          10,900            102,045
   Nissei Plastic Industrial Co., Ltd.                                   35,000            233,678
 * Nisseki House Industry Co., Ltd.                                     260,000              2,352
 # Nissha Printing Co., Ltd.                                             81,000          1,211,670
 # Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                               293,000            972,441
   Nisshin Fudosan Co., Ltd.                                             22,400            237,302
   Nissho Electronics Corp.                                              49,900            391,182
 # Nissin Co., Ltd.                                                     413,200          1,447,382
   Nissin Corp.                                                         150,000            323,617
 * Nissin Electric Co., Ltd.                                            162,000            575,644
   Nissin Kogyo Co., Ltd.                                                33,800            807,983
   Nissin Sugar Manufacturing Co., Ltd.                                  74,000            133,544
   Nissui Pharmaceutical Co., Ltd.                                       34,000            199,438
   Nitchitsu Co., Ltd.                                                   14,000             24,483
   Nitta Corp.                                                           46,400            650,501
   Nittan Valve Co., Ltd.                                                58,000            230,230
   Nittetsu Mining Co., Ltd.                                            132,000            481,533
 # Nittetsu Steel Sheet Corp.                                           117,000            259,551
   Nitto Boseki Co., Ltd.                                               364,000            761,445
   Nitto Electric Works, Ltd.                                            72,100            593,495
 # Nitto Flour Milling Co., Ltd.                                         54,000            122,292
   Nitto Kohki Co., Ltd.                                                 36,000            684,901

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nitto Seiko Co., Ltd.                                                 56,000    $       111,779
 # Nitto Seimo Co., Ltd.                                                 32,000             69,257
*# Nittoc Construction Co., Ltd.                                         61,000            127,816
 * NIWS Co., Ltd.                                                            58            169,215
   Noda Corp.                                                             2,800             16,940
   NOF Corp.                                                             39,000            145,075
   Nohmi Bosai, Ltd.                                                     59,000            315,857
   Nomura Co., Ltd.                                                      61,000            346,425
   Noritake Co., Ltd.                                                   320,000          1,274,424
   Noritz Corp.                                                          11,200            174,431
   Nosan Corp.                                                          201,000            369,074
   Obayashi Road Corp.                                                   65,000            120,125
   Odakyu Construction Co., Ltd.                                         29,000             81,456
   Odakyu Real Estate Co., Ltd.                                          58,000            145,824
   Oenon Holdings, Inc.                                                  74,000            180,834
 * Ohki Corp.                                                            73,000                660
 * Ohmori Co., Ltd.                                                      18,400              9,354
   Oie Sangyo Co., Ltd.                                                  13,200            101,524
   Oiles Corp.                                                           32,500            660,007
   Oita Bank, Ltd.                                                       39,000            190,332
   Okabe Co., Ltd.                                                       29,000             93,107
 # Okamoto Industries, Inc.                                             212,000            541,020
 * Okamoto Machine Tool Works, Ltd.                                      75,000            200,287
   Okamura Corp.                                                         24,000            183,348
   Okaya Electric Industries Co., Ltd.                                   32,000             92,616
   Oki Electric Cable Co., Ltd.                                          56,000            104,003
   Okinawa Electric Power Co., Ltd.                                      22,900            798,039
 * OKK Corp.                                                            101,000            157,276
 * Okuma and Howa Machinery, Ltd.                                        69,000            119,947
*# Okuma Corp.                                                          193,000            690,948
 # Okura Industrial Co., Ltd.                                            96,000            597,749
   Okuwa Co., Ltd.                                                       73,000            847,075
   Olympic Corp.                                                         36,100            467,727
 # O-M, Ltd.                                                             46,000             70,660
 * Omikenshi Co., Ltd.                                                   53,000             46,832
   Ono Sokki Co., Ltd.                                                   43,000            305,600
 * Onoken Co., Ltd.                                                      11,000            101,858
   Organo Corp.                                                         101,000            480,148
 * Orient Watch Co., Ltd.                                                12,000              4,451
 # Oriental Construction Co., Ltd.                                       39,000            184,778
   Oriental Yeast Co., Ltd.                                              52,000            447,759
 # Origin Electric Co., Ltd.                                             54,000            273,941
   Osaka Securities Finance Co., Ltd.                                    54,000            158,238
   Osaka Steel Co., Ltd.                                                 72,200            805,262
 # Osaki Electric Co., Ltd.                                              56,000            273,440
   Oyo Corp.                                                             45,800            475,582
 # P.S. Mitsubishi Construction Co., Ltd.                                46,500            187,883
   Pacific Industrial Co., Ltd.                                          86,000            349,923
 * Pacific Metals Co., Ltd.                                              44,000            166,580
 # Parco Co., Ltd.                                                      124,000            737,017
 * Pasco Corp.                                                          111,500            310,911
   Patlite Corp.                                                         13,440            243,237
   PCA Corp.                                                             12,000            146,720
*# Penta-Ocean Construction Co., Ltd.                                   574,000            986,761
 # Pentax Corp.                                                         180,000            874,492
   Petrolub International Co., Ltd.                                      24,800            107,673
 * PIA Corp.                                                              4,600             99,355
   Pigeon Corp.                                                          37,000            518,294
   Pilot Corp.                                                               65            195,443
   Piolax, Inc.                                                          19,600            354,194
   Pocket Card Co., Ltd.                                                 41,000            439,948
 # Pokka Corp.                                                           48,000    $       184,258
   Poplar Co., Ltd.                                                      13,560            180,413
   Posful Corp.                                                          36,900            227,120
*# Press Kogyo Co., Ltd.                                                162,000            368,272
*# Prima Meat Packers, Ltd.                                             355,000            379,449
   Pulstec Industrial Co., Ltd.                                          21,200            130,988
   Q'Sai Co., Ltd.                                                       51,600            468,146
   Raito Kogyo Co., Ltd.                                                 84,900            372,372
   Rasa Industries, Ltd.                                                119,000            286,093
*# Renown D'urban Holdings, Inc.                                         53,880            724,900
 # Resorttrust Inc.                                                      42,600          1,112,227
   Rheon Automatic Machinery Co., Ltd.                                   40,000            122,314
   Rhythm Watch Co., Ltd.                                               344,000            654,961
   Ricoh Elemex Corp.                                                    35,000            161,264
   Ricoh Leasing Co., Ltd.                                               10,000            267,359
   Right On Co., Ltd.                                                    25,200            925,370
   Rikei Corp.                                                           22,500             53,987
   Riken Corp.                                                          193,000            635,213
   Riken Keiki Co., Ltd.                                                 33,000            169,531
   Riken Technos Corp.                                                   93,000            297,640
   Riken Vitamin Co., Ltd.                                               37,000            667,465
   Ringer Hut Co., Ltd.                                                  38,300            395,273
   Rion Co., Ltd.                                                         5,000             23,337
 # Rock Field Co., Ltd.                                                  25,300            404,217
   Rohto Pharmaceutical Co., Ltd.                                        83,000            814,658
   Roland Corp.                                                          40,600            657,857
   Roland DG Corp.                                                        3,000            114,263
   Royal Co., Ltd.                                                       71,000          1,085,957
   Ryobi, Ltd.                                                          265,000            921,361
   Ryoden Trading Co., Ltd.                                              70,000            408,611
   Ryosan Co., Ltd.                                                      10,300            216,344
   Ryoyo Electro Corp.                                                   48,400            621,802
   S Foods, Inc.                                                         28,000            180,012
*# S Science Co., Ltd.                                                  285,000            111,068
 # S.T. Chemical Co., Ltd.                                               48,000            550,668
*# Saeki Kensetsu Kogyo Co., Ltd.                                        71,000             74,476
 # Sagami Chain Co., Ltd.                                                37,000            315,406
   Sagami Co., Ltd.                                                      51,000            179,050
   Sagami Rubber Industries Co., Ltd.                                    15,000             41,464
 * Saibu Gas Co., Ltd.                                                  102,000            189,211
 * Sailor Pen Co., Ltd.                                                  74,000            216,027
 # Saizeriya Co., Ltd.                                                   78,100          1,073,692
   Sakai Chemical Industry Co., Ltd.                                    162,000            682,653
   Sakai Heavy Industries, Ltd.                                          60,000            154,660
 * Sakai Ovex Co., Ltd.                                                  85,000            161,607
   Sakata Inx Corp.                                                      92,000            453,580
   Sakata Seed Corp.                                                     78,900            992,678
 * Sakurada Co., Ltd.                                                    38,000             51,348
   Sala Corp.                                                            56,000            243,480
   San-Ai Oil Co., Ltd.                                                 134,000            476,821
 # Sanix, Inc.                                                           65,000            426,894
   Sankei Building Co., Ltd.                                             69,000            375,073
   Sanki Engineering Co., Ltd.                                          120,000            765,295
   Sanko Co., Ltd.                                                       12,000             76,229
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                               54,000            113,967
   Sankyo Seiko Co., Ltd.                                                86,000            342,451
 # Sankyu, Inc., Tokyo                                                  415,000            747,277
   Sanoh Industrial Co., Ltd.                                            53,000            282,719
 # Sanrio Co., Ltd.                                                      58,600            700,135
   Sanshin Electronics Co., Ltd.                                         57,000            400,118

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sanyo Denki Co., Ltd.                                                 95,000    $       359,389
   Sanyo Electric Credit Co., Ltd.                                       48,600          1,046,299
   Sanyo Engineering & Construction,
     Inc.                                                                34,000            147,926
   Sanyo Industries, Ltd., Tokyo                                         48,000            123,557
 # Sanyo Special Steel Co., Ltd.                                        283,000            438,173
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                              201,000            209,212
 * Sata Construction Co., Ltd., Gumma                                    61,000             58,525
 * Sato Corp.                                                             7,000            174,231
   Sato Shoji Corp.                                                      31,000            184,382
   Satori Electric Co., Ltd.                                             24,480            347,086
   Sawafugji Electric Co., Ltd.                                          31,000             65,788
 * Secom Joshinetsu Co., Ltd.                                             7,200            128,518
   Secom Techno Service Co., Ltd.                                        19,500            656,263
 * Seibu Electric Industry Co., Ltd.                                     24,000            100,430
 # Seijo Corp.                                                           17,400            230,853
   Seika Corp.                                                          145,000            242,568
 * Seikitokyu Kogyo Co., Ltd.                                            86,000             94,985
   Seiko Corp.                                                          180,407          1,134,705
 # Seiren Co., Ltd.                                                      92,000            605,762
 # Sekisui Jushi Co., Ltd.                                               73,000            386,335
   Sekisui Plastics Co., Ltd.                                           145,000            404,361
   Sekiwa Real Eastate, Ltd.                                             36,000            380,029
   Sekiwa Real Estate Chubu, Ltd.                                         7,000             38,986
   Senko Co., Ltd.                                                      205,000            737,281
 # Senshukai Co., Ltd.                                                   75,000            721,112
   Shaddy Co., Ltd.                                                      32,200            376,855
*# Shibaura Mechatronics Corp.                                           79,000            586,164
   Shibusawa Warehouse Co., Ltd.                                        115,000            260,941
 # Shibuya Kogyo Co., Ltd.                                               54,000            429,512
 * Shikibo, Ltd.                                                        155,000            187,925
   Shikoku Chemicals Corp.                                               89,000            324,522
   Shikoku Coca-Cola Bottling Co., Ltd.                                  37,000            401,595
   Shimizu Bank, Ltd.                                                    15,500            732,481
   Shin Nippon Air Technologies Co.,
     Ltd.                                                                31,180            167,852
   Shinagawa Refractories Co., Ltd.                                     104,000            228,597
 * Shindengen Electric Manufacturing Co.,
     Ltd.                                                               129,000            445,545
   Shin-Etsu Polymer Co., Ltd.                                          124,000            747,647
 # Shinkawa, Ltd.                                                        30,200            675,516
   Shin-Keisei Electric Railway Co., Ltd.                                97,000            324,266
   Shinki Co., Ltd.                                                      61,000            356,864
 # Shinko Electric Co., Ltd.                                            257,000            658,243
   Shinko Plantech Co., Ltd.                                             27,000             27,872
   Shinko Shoji Co., Ltd.                                                29,000            203,554
   Shin-Kobe Electric Machinery Co.,
     Ltd.                                                                71,000            250,998
   Shinmaywa Industries, Ltd.                                           203,000            760,870
 # Shinsho Corp.                                                        110,000            199,233
 # Shinwa Kaiun Kaisha, Ltd.                                            257,000            593,886
   Shinyei Kaisha                                                        54,000            110,709
   Shiraishi Corp.                                                       25,000             40,930
   Shiroki Co., Ltd.                                                    132,000            281,112
   Shizuki Electric Co., Inc.                                            47,000            121,645
 * Shizuokagas Co., Ltd.                                                 25,000             91,643
 # Sho-Bond Corp.                                                        46,200            269,960
   Shobunsha Publications, Inc.                                          25,000            310,681
*# Shochiku Co., Ltd.                                                   165,000            939,788
 # Shoei Co., Ltd.                                                       24,000            350,534
   Shoei Foods Corp.                                                     14,000    $        67,951
   Shoko Co., Ltd.                                                      156,000            229,801
   Shokusan Bank, Ltd.                                                   98,000            318,961
   Showa Aircraft Industry Co., Ltd.                                     47,000            258,636
   Showa Corp.                                                           18,400            178,359
   Showa Electric Wire & Cable Co., Ltd.,
     Kawasaki                                                           329,000            410,302
 # Showa Highpolymer Co., Ltd.                                           86,000            234,853
   Showa Mining Co., Ltd.                                                66,000             97,541
 # Showa Sangyo Co., Ltd.                                               282,000            643,379
   Showa Tansan Co., Ltd.                                                21,000             64,341
 # Siix Corp.                                                             9,000            177,270
   Silver Ox Inc.                                                        30,000             67,020
*# Silver Seiko, Ltd.                                                   228,000            105,643
   Sinanen Co., Ltd.                                                    160,000            695,404
   Sintokogio, Ltd., Nagoya                                              89,000            411,030
   SMK Corp.                                                            127,000            565,649
   Snow Brand Seed Co., Ltd.                                             16,000             65,858
   SNT Corp.                                                             31,000            140,469
   Soda Nikka Co., Ltd.                                                  35,000             80,518
 # Sodick Co., Ltd.                                                      69,000            582,429
   Software Research Associates, Inc.                                     6,200             61,117
 # Sogo Medical Co., Ltd.                                                 8,800            135,199
 * Sokkisha Co., Ltd.                                                    40,000            109,150
   Sonton Food Industry Co., Ltd.                                        27,000            237,301
 # Sorun Corp.                                                           41,000            239,864
 # Sotetsu Rosen Co., Ltd.                                               44,000            248,220
   Sotoh Co., Ltd.                                                       12,000            169,590
   Space Co., Ltd.                                                       19,180            176,036
 * SPC Electronics Corp.                                                 29,000            127,611
   SPK Corp.                                                              7,800            108,604
   SRL, Inc.                                                             66,900            715,204
   SS Pharmaceutical Co., Ltd., Tokyo                                    25,000            160,998
   Star Micronics Co., Ltd.                                              89,000            729,904
   Starzen Corp.                                                        126,000            242,377
 # Stella Chemifa Corp.                                                  17,500            282,019
   Subaru Enterprise Co., Ltd.                                           36,000            110,089
   Sumida Corp.                                                          23,900            765,627
   Suminoe Textile Co., Ltd.                                            122,000            235,711
*# Sumitomo Coal Mining Co., Ltd.                                       200,000            219,913
   Sumitomo Densetsu Co., Ltd.                                           50,700            157,824
 # Sumitomo Light Metal Industries, Ltd.                                493,000            844,703
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                                               413,600            477,674
   Sumitomo Pipe & Tube Co., Ltd.                                        52,000            132,243
   Sumitomo Precision Products Co., Ltd.,
     Amagasaki City                                                      84,000            251,194
 # Sumitomo Seika Chemicals Co., Ltd.                                   102,000            270,712
   Sumitomo Special Metals Co., Ltd.                                     76,000          1,035,644
 # Sumitomo Warehouse Co., Ltd.                                         235,000            891,149
   Sun Wave Corp.                                                        80,000            303,261
   Sundrug Co., Ltd.                                                      3,200            160,865
   SunTelephone Co., Ltd.                                                55,000            335,607
 # Suruga Corp.                                                          15,400            262,008
 * Suzutan Co., Ltd.                                                     13,200            126,738
   SXL Corp.                                                            129,000            241,654
   Sysmex Corp.                                                          39,800          1,158,760
 # T.Hasegawa Co., Ltd.                                                  63,700          1,003,274
 # Tabai Espec Corp.                                                     34,000            452,305
   Tachihi Enterprise Co., Ltd.                                          17,000            668,901
   Tachikawa Corp.                                                       25,100            140,685

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tachi-S Co., Ltd.                                                     42,100    $       414,720
 # Tadano, Ltd.                                                         201,000            724,992
   Taihei Dengyo Kaisha, Ltd.                                            70,000            267,324
 * Taihei Kogyo Co., Ltd.                                               114,000            171,049
*# Taiheiyo Kouhatsu, Inc.                                               90,000             90,627
   Taiho Kogyo Co., Ltd.                                                 35,600            294,956
   Taikisha, Ltd.                                                        97,000          1,331,991
   Taisei Corp.                                                          18,700             62,284
 * Taisei Lamick Co., Ltd.                                                3,700             80,234
   Taisei Rotec Corp.                                                   140,000            229,297
 # Taito Co., Ltd.                                                       70,000            168,465
   Taito Corp.                                                              573            856,544
 # Taiyo Toyo Sanso Co., Ltd.                                           232,000            852,426
   Takada Kiko Co., Ltd.                                                 31,000            175,083
   Takagi Securities Co., Ltd.                                           94,000            243,487
   Takamatsu Corp.                                                       29,300            824,063
   Takano Co., Ltd.                                                      22,100            373,817
 * Takaoka Electric Manufacturing Co.,
     Ltd.,Tokyo                                                         156,000            211,897
 * Taka-Q Co., Ltd.                                                      34,500             61,361
 # Takara Co., Ltd.                                                     224,000          1,098,666
   Takara Printing Co., Ltd.                                             17,050            155,993
   Takara Standard Co., Ltd.                                             30,000            164,128
 * Takarabune Corp.                                                      26,000                235
 # Takasago International Corp.                                         156,000            727,221
   Takasago Thermal Engineering Co.,
     Ltd.                                                               132,000            831,236
 # Takashima & Co., Ltd.                                                 60,000            107,916
   Takigami Steel Construction Co.,
     Ltd.                                                                42,000            245,312
 # Takiron Co., Ltd.                                                    118,000            454,920
   Takuma Co., Ltd.                                                     136,000            880,506
 # Tamura Corp.                                                         113,000            624,412
 * Tamura Taiko Holdings, Inc.                                           74,000            262,456
   Tanseisha Co., Ltd.                                                   26,000            103,064
 # Tasaki Shinju Co., Ltd.                                               53,000            202,150
 # Tateho Chemical Industries Co., Ltd.                                  26,500            120,915
   Tatsuta Electric Wire & Cable Co., Ltd.                              106,000            182,445
   Taya Co., Ltd.                                                         5,000             40,530
   Tayca Corp.                                                           74,000            237,879
*# TC Properties Co., Ltd.                                              579,000                  0
   TCM Corp.                                                            146,000            305,414
 * TDF Corp.                                                             11,000             39,185
 * Teac Corp.                                                           113,000            183,636
   Techno Ryowa, Ltd.                                                    32,200            166,202
 # Tecmo, Ltd.                                                           27,000            286,666
   Teikoku Hormone Manufacturing Co.,
     Ltd.                                                                38,000            323,147
 # Teikoku Piston Ring Co., Ltd.                                         42,000            236,265
   Teikoku Sen-I Co., Ltd.                                               39,000            166,032
   Teikoku Tsushin Kogyo Co., Ltd.                                       73,000            259,990
   Tekken Corp.                                                         224,000            349,624
   Ten Allied Co., Ltd.                                                  37,000            136,737
   Tenma Corp.                                                           56,400            894,785
   Teraoka Seisakusho Co., Ltd.                                          29,000            292,912
   Tetra Co., Ltd., Tokyo                                                41,000            140,893
   The Daito Bank, Ltd.                                                 155,000            246,756
   The Nisshin Oillio Group, Ltd.                                       346,000          1,138,030
   Three F Co., Ltd.                                                     12,200             89,417
   Tigers Polymer Corp.                                                  27,000            127,561
*# Titan Kogyo KK                                                        36,000             90,700
 # TKC Corp.                                                             48,300    $       830,674
 # Toa Corp.                                                            301,000            424,737
   Toa Doro Kogyo Co., Ltd.                                              65,000            129,960
   Toa Oil Co., Ltd.                                                    145,000            241,126
 * Toabo Corp.                                                           73,000             69,402
   Toagosei Co., Ltd.                                                   544,719          1,173,125
*# Tobu Store Co., Ltd.                                                  71,000            152,998
   TOC Co., Ltd.                                                         94,000            841,955
 * Tocalo Co., Ltd.                                                       4,000            123,049
   Tochigi Bank, Ltd.                                                    91,000            509,846
   Tochigi Fuji Industrial Co., Ltd.                                     51,000            151,406
   Toda Kogyo Corp.                                                      68,000            268,582
 # Todentu Corp.                                                         57,000            130,547
   Toei Co., Ltd.                                                       228,000            861,278
   Toenec Corp.                                                         157,000            539,990
   Tohcello Co., Ltd.                                                    47,000            134,500
   Toho Co., Ltd.                                                        43,000            335,453
 * Toho Rayon Co., Ltd.                                                  28,000             54,967
   Toho Real Estate Co., Ltd.                                            98,000            364,080
 # Toho Titanium Co., Ltd.                                               44,000            602,286
 # Toho Zinc Co., Ltd.                                                  189,000            404,403
   Tohoku Bank, Ltd.                                                     92,000            182,958
   Tohoku Misawa Homes Co., Ltd.                                         24,000             87,406
   Tohoku Pioneer Corp.                                                  34,000            671,312
   Tohoku Telecommunications
     Construction Co., Ltd.                                              17,000             99,817
 * Tohpe Corp.                                                           36,000             39,335
 # Tohto Suisan Co., Ltd.                                                54,000             94,249
 # Tokai Carbon Co., Ltd.                                               316,000            992,782
   Tokai Corp.                                                          120,000            480,894
*# Tokai Kanko Co., Ltd.                                                333,000            105,434
   Tokai Konetsu Kogyo Co., Ltd.                                         15,000             67,059
 # Tokai Pulp & Paper Co., Ltd.                                          88,000            295,187
   Tokai Senko KK, Nagoya                                                47,000             78,033
   Tokai Tokyo Securities Co., Ltd.                                     366,250          1,056,777
   Tokico, Ltd.                                                         189,000            670,079
   Tokimec, Inc.                                                        119,000            237,204
   Toko Electric Corp.                                                   39,000            129,331
 # Toko, Inc.                                                           151,000            536,615
   Tokushima Bank, Ltd.                                                 111,200            717,116
   Tokushu Paper Manufacturing Co.,
     Ltd.                                                                80,000            340,402
   Tokyo Biso Kogyo Corp.                                                13,000             77,239
   Tokyo Denpa Co., Ltd.                                                 11,000            167,166
   Tokyo Dome Corp.                                                     251,000          1,021,074
 * Tokyo Electron Device, Ltd.                                               22            116,101
   Tokyo Energy & Systems, Inc.                                          49,000            202,726
   Tokyo Kikai Seisakusho, Ltd.                                         132,000            370,243
   Tokyo Leasing Co., Ltd.                                               96,900          1,139,423
   Tokyo Nissan Auto Sales Co., Ltd.                                     97,000            286,584
   Tokyo Rakutenchi Co., Ltd.                                            92,000            347,222
 * Tokyo Rope Manufacturing Co., Ltd.                                   232,000            384,290
   Tokyo Sangyo Co., Ltd.                                                36,500             99,333
   Tokyo Soir Co., Ltd.                                                  34,000             96,770
*# Tokyo Tekko Co., Ltd.                                                 67,000            230,635
   Tokyo Theatres Co., Inc., Tokyo                                      116,000            132,174
   Tokyo Tomin Bank, Ltd.                                                58,600          1,439,373
   Tokyotokeiba Co., Ltd.                                               422,000            675,279
 # Tokyu Community Corp.                                                 22,800            304,974
*# Tokyu Department Store Co., Ltd.                                     406,000            615,282

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tokyu Livable Inc.                                                    22,200    $       421,700
   Tokyu Recreation Corp.                                                48,000            255,807
   Tokyu Store Chain Corp.                                              175,000            883,766
   Toli Corp.                                                           106,000            235,134
   Tomato Bank, Ltd.                                                    189,000            407,395
   Tomen Electronics Corp.                                               13,700            678,557
   Tomoe Corp.                                                           56,000            100,018
 # Tomoegawa Paper Co., Ltd.                                             55,000            177,008
   Tomoku Co., Ltd.                                                     136,000            359,273
   Tomy Co., Ltd.                                                        32,400            539,295
   Tonami Transportation Co., Ltd.                                      165,000            531,486
   Topcon Corp.                                                          78,000            878,935
   Topre Corp.                                                           81,000            464,814
 # Topy Industries, Ltd.                                                351,000          1,075,334
 # Torigoe Co., Ltd.                                                     35,000            154,887
   Torii Pharmaceutical Co., Ltd.                                        44,600            859,669
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                         47,000            255,363
   Tose Co., Ltd.                                                         9,800            173,091
 # Toshiba Ceramics Co., Ltd.                                           350,000          1,232,366
 # Toshiba Machine Co., Ltd.                                            294,000          1,152,836
 # Toshiba Plant Kensetsu Co., Ltd.                                     139,000            664,817
   Tosho Printing Co., Ltd.                                             103,000            321,838
 * Totenko Co., Ltd.                                                     35,000             65,893
   Totetsu Kogyo Co., Ltd.                                               53,000            199,777
 * Totoku Electric Co., Ltd., Tokyo                                      62,000             90,989
   Tottori Bank, Ltd.                                                   148,000            554,670
 # Touei Housing Corp.                                                   37,800          1,715,359
 * Toukei Computer Co., Ltd.                                              9,100            105,329
   Towa Bank, Ltd.                                                      340,000            799,165
 * Towa Corp.                                                            33,000            368,102
   Towa Meccs Corp.                                                      75,000             75,929
*# Towa Real Estate Development Co.,
     Ltd.                                                                80,000            209,483
   Toyo Bussan Co., Ltd.                                                 24,200            197,145
 * Toyo Communication Equipment Co.,
     Ltd.                                                                89,000            476,810
*# Toyo Construction Co., Ltd.                                          398,000            385,930
 # Toyo Corp.                                                            49,200            543,989
 # Toyo Electric Co., Ltd.                                               67,000            193,915
*# Toyo Engineering Corp.                                               473,000          1,001,964
*# Toyo Kanetsu KK                                                      220,000            328,089
   Toyo Kohan Co., Ltd.                                                 152,000            501,730
 # Toyo Radiator Co., Ltd.                                              118,000            611,637
   Toyo Securities Co., Ltd.                                            113,000            401,066
 * Toyo Shutter Co., Ltd.                                                77,000             82,142
 * Toyo Sugar Refining Co., Ltd.                                         60,000             66,322
 # Toyo Tire & Rubber Co., Ltd.                                         332,000            840,730
   Toyo Wharf & Warehouse Co., Ltd.                                     118,000            201,842
 # Trans Cosmos, Inc.                                                    34,800            916,557
   Trusco Nakayama Corp.                                                 52,800            873,858
   Tsubaki Nakashima Co., Ltd.                                           61,000            770,188
   Tsubakimoto Chain Co.                                                 98,000            325,148
   Tsubakimoto Kogyo Co., Ltd.                                           44,000             92,220
   Tsudakoma Corp.                                                      101,000            226,050
 * Tsugami Corp.                                                        124,000            281,125
   Tsukamoto Co., Ltd.                                                   44,000             65,806
   Tsukishima Kikai Co., Ltd.                                            70,000            453,133
   Tsurumi Manufacturing Co., Ltd.                                       44,000            235,919
 # Tsutsumi Jewelry Co., Ltd.                                            31,100            916,345
   Tsutsunaka Plastic Industry Co., Ltd.                                 52,000            193,687
   Tsuzuki Denki Co., Ltd.                                               36,000    $       146,830
   Tsuzuki Densan Co., Ltd.                                              14,200             65,670
   TYK Corp.                                                             67,000            173,273
   U.Store Co., Ltd.                                                     37,300            325,031
   Ube Material Industries, Ltd.                                        116,000            256,713
   Uchida Yoko Co., Ltd.                                                 85,000            314,859
   Ueki Corp.                                                            47,000             77,712
 # Unicafe, Inc.                                                         10,360            142,709
   Unimat Offisco Corp.                                                  32,600            402,797
 * Unitika, Ltd.                                                        756,000            856,467
   U-Shin, Ltd.                                                          32,000            173,962
   Utoc Corp.                                                            68,000            108,626
 * Valor Co., Ltd.                                                        4,000            111,318
   Vital-Net, Inc.                                                       64,800            486,358
   Wakachiku Construction Co., Ltd.                                     206,000            289,337
 # Wakamoto Pharmaceutical Co., Ltd.                                     48,000            142,517
   Wakodo Co., Ltd.                                                       4,600            157,292
   Warabeya Nichiyo Co., Ltd.                                            21,160            260,839
   Watabe Wedding Corp.                                                  11,400            212,142
   Watami Food Service Co., Ltd.                                         64,200            614,634
   Weathernews, Inc.                                                     11,900            120,672
 * Wondertable, Ltd.                                                      8,000              9,644
   Wood One Co., Ltd.                                                    86,000            735,066
   Xebio Co., Ltd.                                                       12,000            354,972
 * XNET Corp.                                                                27            114,824
   Yachiyo Musen Denki Co., Ltd.                                         16,800            105,741
   Yahagi Construction Co., Ltd.                                         59,000            202,566
 # Yaizu Suisankagaku Industry Co., Ltd.                                 20,100            176,423
   Yamagata Bank, Ltd.                                                   68,000            297,854
   Yamaichi Electronics Co., Ltd.                                        24,700            243,570
   Yamamura Glass Co., Ltd.                                             189,000            406,506
   Yamatake Corp.                                                        14,300            138,937
 * Yamatane Corp.                                                       131,000            177,000
 # Yamato Corp.                                                          36,000            218,156
   Yamato International, Inc.                                            43,000            252,604
   Yamato Kogyo Co., Ltd.                                               118,000          1,342,161
   Yamaura Corp.                                                         19,000             52,356
   Yamazen Co., Ltd.                                                    140,000            346,483
   Yaoko Co., Ltd.                                                       29,000            630,351
   Yasuda Warehouse Co., Ltd.                                            61,000            308,193
   Yellow Hat, Ltd., Tokyo                                               39,600            351,617
   Yodogawa Steel Works, Ltd.                                           285,000          1,109,037
   Yokogawa Bridge Corp.                                                 55,400            244,735
 # Yokohama Reito Co., Ltd.                                              63,000            409,849
   Yokowo Co., Ltd.                                                      32,300            427,381
 # Yomeishu Seizo Co., Ltd.                                              52,000            364,259
   Yomiuri Land Co., Ltd.                                               157,000            516,816
   Yondenko Corp.                                                        63,800            265,233
 # Yonekyu Corp.                                                         41,500            388,779
   Yonex Co., Ltd.                                                       33,000            250,654
 # Yorozu Corp.                                                          34,100            306,772
   Yoshimoto Kogyo Co., Ltd.                                             60,000            558,026
   Yuasa Funashoku Co., Ltd.                                             69,000            150,765
*# Yuasa Trading Co., Ltd.                                              237,000            411,591
*# Yuken Kogyo Co., Ltd.                                                 60,000            135,553
   Yuki Gosei Kogyo Co., Ltd.                                            31,000             95,901
   Yukiguni Maitake Co., Ltd.                                            35,600            174,061
   Yuraku Real Estate Co., Ltd.                                          69,000            247,178
   Yurtec Corp.                                                         122,000            536,771
 # Yushin Precision Equipment Co., Ltd.                                  25,740            521,413
   Yushiro Chemical Industry Co., Ltd.                                   10,000            137,208

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Zenrin Co., Ltd.                                                      57,200    $       572,844
 # Zensho Co., Ltd.                                                      19,300            353,382
 # Zeria Pharmacetical Co., Ltd.                                         74,000            747,164
   Z-Plus Co., Ltd.                                                      13,000             42,159
 * Zuken, Inc.                                                           13,300            150,650
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $485,137,117)                                                                 427,058,780
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Japanese Yen
     (Cost $2,019,962)                                                                   2,029,277
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Kanematsu Corp. Warrants 03/31/06
     (Cost $0)                                                           20,125                  0
                                                                                   ---------------

TOTAL -- JAPAN
   (Cost $487,157,079)                                                                 429,088,057
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (21.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $6,127,000
    FHLB Notes 3.375%, 06/15/04, valued at $6,226,564) to
    be repurchased at $6,134,607 (Cost $6,134,000)              $         6,134          6,134,000
  Repurchase Agreement, Mizuho Securities USA 1.00%,
    06/01/04 (Collateralized by $155,935,428
    U.S. Treasury Strips, maturities ranging
    from 11/15/04 to 11/15/15, valued at $111,339,286
    to be repurchased at $109,285,421 (Cost $109,273,280)^              109,273        109,273,280
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $602,564,359)++                                                          $   544,495,337
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $605,624,329.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRALIA -- (30.1%)
COMMON STOCKS -- (29.6%)
 * A.I., Ltd.                                                           129,195    $        12,469
   A.P. Eagers, Ltd.                                                     25,977            126,237
   AAV, Ltd.                                                            111,200            157,040
 * ABB Grain, Ltd.                                                       13,743             68,827
 # ABC Learning Centres, Ltd.                                           197,376            471,618
 * Acclaim Exploration NL                                               435,905             16,150
 * Adacel Technologies, Ltd.                                            113,249             44,307
   AD Corp Australia, Ltd.                                              119,617             89,610
   Adelaide Bank, Ltd.                                                   37,652            225,115
   Adsteam Marine, Ltd.                                                 402,319            424,840
   Adtrans Group, Ltd.                                                   29,000             76,568
 * Agenix, Ltd.                                                         267,186            143,067
 * AGT Biosciences, Ltd.                                                 31,650             10,530
   AJ Lucas Group, Ltd.                                                  62,800             78,058
   Alesco Corp., Ltd.                                                    88,492            395,232
 * Alkane Exploration, Ltd.                                             185,165             36,900
 * Allegiance Mining NL                                                 274,272             21,547
   Altium, Ltd.                                                         162,100             45,213
   Amalgamated Holdings, Ltd.                                           213,820            488,036
 * Amcom Telecommunications, Ltd.                                       596,711             61,915
 * Amity Oil NL                                                         222,481            104,635
 * Amrad Corp., Ltd.                                                    135,523             80,180
 * Anateus Energy, Ltd.                                                 193,687             12,854
 * Anvil Mining NL                                                      343,284            110,217
   APN News & Media, Ltd.                                                     1                  3
   ARB Corporation, Ltd.                                                116,670            303,769
 * Arc Energy NL                                                        321,280            203,911
   Ariadne Australia, Ltd.                                              270,353             55,971
 * Arrow Pharmaceuticals, Ltd.                                           24,872            140,672
   Aspen Group, Ltd.                                                     16,175              1,732
 * Atlas Pacific, Ltd.                                                   82,585             11,786
 * AuIron Energy, Ltd.                                                  709,175             39,529
   Ausdrill, Ltd.                                                       118,742             50,747
 * Ausmelt, Ltd.                                                         36,118             10,314
   Auspine, Ltd.                                                         73,367            175,827
 * Austal, Ltd.                                                         356,800            282,890
 * Austar United Communications, Ltd.                                   653,105            326,369
   Austereo Group, Ltd.                                                 230,927            224,062
   Austin Group, Ltd.                                                    70,265             35,058
 * Austral Coal, Ltd.                                                   373,084            148,734
   Australian Agricultural Co., Ltd.                                    344,519            294,725
*# Australian Magnesium Corp., Ltd.                                     332,383              5,906
   Australian Pharmaceutical Industries,
     Ltd.                                                               105,318            187,084
   Australian Pipeline Trust                                             96,839            182,749
 * Australian Worldwide Exploration, Ltd.                               465,421            547,629
 * Auto Group, Ltd.                                                      41,309             16,761
 # Autron Corporation, Ltd.                                             989,247            151,853
 # AV Jennings Homes, Ltd.                                              350,188            498,878
   Bank of Queensland, Ltd.                                             216,517          1,495,067
 * BayCorp Advantage, Ltd.                                              100,703            195,243
   Beach Petroleum NL                                                 1,898,119            378,892
 * Beaconsfield Gold NL                                                  89,078             31,783
*# Bendigo Mining NL                                                    171,212            136,943
 * Beyond International, Ltd.                                            61,256    $        13,064
 * Biota Holdings, Ltd.                                                  97,808             40,514
   Blackmores, Ltd.                                                      27,894            179,657
 * Blina Diamonds, Ltd.                                                  13,703                  0
   Bolnisi Gold NL                                                      228,822             44,215
   Brazin, Ltd.                                                         159,875            174,427
   Bridgestone Australia, Ltd.                                           49,000             94,346
 * Broadcast Services Australia, Ltd.                                   205,703             33,685
   Burswood, Ltd.                                                       110,988            116,405
 # Cabcharge Austalia, Ltd.                                             196,800            456,438
   Campbell Brothers, Ltd.                                               88,210            405,631
   Candle Australia, Ltd.                                                65,879             74,232
 * Cape Range Wireless, Ltd.                                          1,698,199             63,895
   Capral Aluminium, Ltd.                                               139,483            238,797
   Casinos Austria International, Ltd.                                  258,299            180,565
 * CDS Technologies, Ltd.                                                35,200             50,993
   Cedar Woods Properties, Ltd.                                          50,913             56,353
 * Cellestis, Ltd.                                                      128,411            174,273
   Cellnet Telecommunications Group,
     Ltd.                                                                91,100             92,737
 * Centamin Egypt, Ltd.                                                 996,437            127,927
   Centennial Coal, Ltd.                                                456,316            940,714
 # Central Equity, Ltd.                                                 129,405            188,994
 * Charter Pacific Corp., Ltd.                                           72,823             21,848
 * Charters Towers Gold Mines, Ltd.                                     258,700             24,939
*# Chemeq, Ltd.                                                         120,000            493,206
 * Chiquita Brands South Pacific, Ltd.                                  162,390             74,155
 * Circadian Technologies, Ltd.                                          40,370             61,132
   Citect Corp., Ltd.                                                   109,822            101,772
 * Climax Mining, Ltd.                                                  870,299             55,274
 * Clough, Ltd.                                                         817,737            268,549
 * Clover Corp., Ltd.                                                   159,500             35,850
 * Cluff Resources Pacific NL                                           911,746             17,569
   CMI, Ltd.                                                             32,784             47,284
   Coates Hire, Ltd.                                                    112,949            268,101
   Cochlear, Ltd.                                                        15,767            230,552
   Coffey International, Ltd.                                            13,768             43,721
 # Collection House, Ltd.                                               176,200            183,592
   Colorado Group, Ltd.                                                 156,248            537,250
   Commander Communications, Ltd.                                       197,200            215,938
 # Consolidated Minerals, Ltd.                                          258,222            209,613
 * Coplex Resources NL                                                  231,400             14,861
 * Corporate Express Australia, Ltd.                                     44,932            154,040
   Count Financial, Ltd.                                                299,500            175,110
   Coventry Group, Ltd.                                                  60,180            242,680
 * CPI, Ltd.                                                             68,585             32,248
 # Crane Group, Ltd.                                                     96,182            576,841
   Croesus Mining NL                                                    798,235            282,189
   Danks Holdings, Ltd.                                                  10,425             92,522
 * DCA Group, Ltd.                                                      140,312            276,213
 # Devine, Ltd.                                                         168,183             75,598
 * Dioro Exploraration NL                                               297,142             16,966
 * Dominion Mining, Ltd.                                                168,015             57,607
   Downer Group, Ltd.                                                    60,303            135,272
 * Dragon Mining NL                                                     275,761             55,095
 * Emporer Mines, Ltd.                                                  120,600             64,593

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Energy Developments, Ltd.                                            230,514    $       422,841
 * Energy World Corp., Ltd.                                             325,630              4,653
 * Environmental Solutions International,
     Ltd.                                                                67,364              5,524
   Equigold NL                                                          225,700            223,869
 * Equinox Resources, Ltd.                                              203,148             47,852
   Evans & Tate, Ltd.                                                   157,591            123,688
   Fantastic Holdings, Ltd.                                             133,100            383,113
   FKP, Ltd.                                                            197,911            379,103
   Fleetwood Corp., Ltd.                                                 77,785            413,376
 * Fortescue Metals Group, Ltd.                                         107,508             33,721
   Funtastic, Ltd.                                                      188,261            295,450
   Futuris Corp., Ltd.                                                   86,595             95,780
   Gale Pacific, Ltd.                                                    60,756            117,397
   Gazal Corp., Ltd.                                                     71,177            128,309
 * Giants Reef Mining, Ltd.                                             819,928             46,289
 * Globe International, Ltd.                                            712,348            213,641
 * Gold Aura                                                              2,635                226
 * Golden West Refining Corp., Ltd.                                      17,330              4,452
 * Goldstream Mining NL                                                 105,681             29,415
   Gowing Bros., Ltd.                                                    59,479            100,141
 * Gradipore, Ltd.                                                       86,855             48,452
 * Graincorp, Ltd. Series A                                              78,059            684,428
 * Grand Hotel Group                                                    383,087            188,258
   GRD NL                                                               379,594            468,542
 # Great Southern Plantations, Ltd.                                     373,144            658,721
   Green's Foods, Ltd.                                                  129,747             89,803
   GUD Holdings, Ltd.                                                   114,428            673,452
   Gunns, Ltd.                                                           13,201            125,720
 * Gutnick Resources NL                                                  17,866              2,818
   GWA International, Ltd.                                              153,066            317,714
 * Gympie Gold, Ltd.                                                    302,445            120,861
*# Hardman Resources NL                                                 497,372            569,346
   Harvey World Travel, Ltd.                                             52,100             55,089
   Health Communication Network, Ltd.                                   106,000             83,933
   Healthscope, Ltd.                                                    133,652            354,599
 * Henry Walker Eltin Group, Ltd.                                       287,948            205,715
 * Herald Resources, Ltd.                                                69,910             39,409
   HGL, Ltd.                                                             67,969             93,097
 # Hills Industries, Ltd.                                               271,884            717,792
 * Horizon Oil NL                                                       752,832             32,326
 # Housewares International, Ltd.                                       289,080            472,338
   HPAL, Ltd.                                                           193,847            200,463
 * Hutchison Telecommunications
     (Australia), Ltd.                                                1,065,400            208,982
   IInet, Ltd.                                                          136,659            263,469
   Iluka Resources, Ltd.                                                102,672            291,138
 * Imdex, Ltd.                                                          135,662             12,627
 * Incitec Pivot, Ltd.                                                   22,546            289,683
 * Independent Practioner Network, Ltd.                               1,372,241             51,008
 # Infomedia, Ltd.                                                      598,900            362,615
   Institute of Drug Technology Australia,
     Ltd.                                                                44,372             62,467
   Integrated Group, Ltd.                                                94,900            124,621
 * Intellect Holdings, Ltd.                                             403,028             25,097
 * International All Sports, Ltd.                                        58,815             22,360
   Investor Group, Ltd.                                                 110,445            220,696
   ION, Ltd.                                                            342,085            363,776
   Iress Market Technology, Ltd.                                        176,883            392,353
   IWL, Ltd.                                                            295,600             67,556
 * Ixla, Ltd.                                                            89,921              1,476
 * JDV, Ltd.                                                             84,981    $        36,409
 # Jones (David), Ltd.                                                  658,594            751,700
   Jubilee Mines NL                                                     224,549            563,604
   K&S Corp., Ltd.                                                       86,000            157,616
 * Kagara Zinc, Ltd.                                                    208,900            136,886
   Kaz Group, Ltd.                                                    1,324,705            368,384
 * Keycorp, Ltd.                                                        156,412            152,805
 * Kimberley Diamond Co. NL                                             274,068            254,106
   Kingsgate Consolidated NL                                            136,284            361,278
 * Kresta Holdings, Ltd.                                                185,695             76,905
 * Lakes Oil NL                                                       1,183,489             38,968
   Lemarne Corp., Ltd.                                                   20,790             35,627
 * Leyshon Resources, Ltd.                                              103,357             28,163
   Lighting Corp., Ltd.                                                 112,500             60,212
 * LionOre Mining International, Ltd.                                    25,842            117,979
 * Lynas Gold NL                                                        433,768            114,640
 # MacArthur Coal, Ltd.                                                 265,423            277,860
 * MacMahon Holdings, Ltd.                                              593,580            116,711
 * Macmin Silver, Ltd.                                                  305,531             32,752
 * Macquarie Corporate
     Telecommunications, Ltd.                                           350,192             57,262
 * Macquarie Goodman Management,
     Ltd.                                                                58,465            135,788
   Magellan Petroleum Australia, Ltd.                                    32,760             27,694
 * Magnesium International, Ltd.                                        656,061             26,681
   Maryborough Sugar Factory, Ltd.                                          600              2,096
 * Matrix Oil NL                                                        557,000             17,489
   MaxiTRANS Industries, Ltd.                                           266,414            133,226
 # McGuigan Simeon Wines, Ltd.                                          258,538            870,860
   McPherson's, Ltd.                                                     69,231            217,068
 * Medica Holdings, Ltd.                                                 31,587             13,974
   Melbourne IT, Ltd.                                                    33,350             19,216
 * Metabolic Pharmaceuticals, Ltd.                                      700,000            435,194
*# Metal Storm, Ltd.                                                    791,640            223,809
   Mia Group, Ltd.                                                      237,000            143,508
 # Miller's Retail, Ltd.                                                478,989            485,034
 * Mincor Resources NL                                                  333,960            152,660
   Monadelphous Group, Ltd.                                              18,988             75,186
 * Mosaic Oil NL                                                        387,324             63,289
 * MPI Mines, Ltd.                                                       70,601             70,336
 * MXL, Ltd.                                                            512,804             44,020
 # MYOB, Ltd.                                                           477,320            465,744
   Namoi Cotton Cooperative, Ltd.                                       142,585             42,774
   National Can Industries, Ltd.                                         97,017            100,041
 * Norwood Abbey, Ltd.                                                  245,896            193,522
 * Novogen, Ltd.                                                         53,107            191,902
 * Novus Petroleum, Ltd.                                                288,634            406,086
   Nufarm, Ltd.                                                          66,623            282,721
*# Nylex, Ltd.                                                        1,110,199            213,502
   Oakton, Ltd.                                                          90,396             79,168
 # Oamps, Ltd.                                                          176,480            383,946
*# Orbital Engine Corp., Ltd.                                           537,358             55,547
   OrotonGroup, Ltd.                                                     76,854            146,438
 * Oxiana, Ltd.                                                         170,526            101,556
   Pacific Group, Ltd.                                                   60,747            177,468
   Pacific Hydro, Ltd.                                                  375,596            763,721
 * Palm Springs, Ltd.                                                   222,804             23,961
 * Pan Pacific Petroleum NL                                             327,800             39,684
 * Pan Pharmaceuticals, Ltd.                                            322,766            276,390
 * Panbio, Ltd.                                                          58,078             16,596
 * Payce Consolidated, Ltd.                                              18,000             32,240

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Peppercorn Management Group, Ltd.                                     12,267    $        67,159
*# Peptech, Ltd.                                                        281,015            270,882
 * Perilya Mines NL                                                     263,500            164,949
 * Perseverance Corp., Ltd.                                             917,246            174,373
 * Petsec Energy, Ltd.                                                  203,974            168,403
 * Plantcorp NL                                                           4,329                  0
   Plaspak Group, Ltd.                                                   99,965             66,978
 * PMP, Ltd.                                                            455,871            523,360
 * Polartechnics, Ltd.                                                   43,405             18,592
   Port Bouvard, Ltd.                                                   108,200             96,552
 * Port Douglas Reef Resorts, Ltd.                                      251,655             17,958
   Portman, Ltd.                                                        343,890            412,141
*# PowerTel, Ltd. Series B                                              110,422             83,398
 * Prana Biotechnology, Ltd.                                             96,941             46,144
 * Precious Metals Australia, Ltd.                                       10,606                492
 * Preston Resources NL                                                  64,000                594
   Primary Health Care, Ltd.                                            193,456            772,942
   Prime Television, Ltd.                                               210,595            390,632
 * Primelife Corp., Ltd.                                                 85,867            111,934
 * Progen Industries, Ltd.                                               24,788             54,895
   Programmed Maintenance Service,
     Ltd.                                                               121,686            281,552
   Queensland Cotton Holdings, Ltd.                                      39,866            101,816
 * Quiktrak Networks P.L.C. Entitlement
     Shares                                                              23,875                  0
 * Quiktrak Networks, Ltd.                                              740,124                528
   Ramsay Health Care, Ltd.                                              70,910            271,847
   Raptis Group, Ltd.                                                    12,000              4,301
   Rebel Sport, Ltd.                                                    132,283            257,724
 * Redfire Resources NL                                                 859,797            110,614
   Reece Australia, Ltd.                                                159,501            933,954
 * Reinsurance Australia Corp., Ltd.                                    399,993            154,383
 * Reliance Mining, Ltd.                                                 91,651             29,373
*# Resolute Mining, Ltd.                                                287,264            257,903
 * Resonance Health, Ltd.                                                29,264              2,914
   RG Capital Radio, Ltd.                                                45,370             92,670
 # Ridley Corp., Ltd.                                                   593,143            542,400
   Roberts, Ltd.                                                         10,418             55,087
 * Roc Oil Co., Ltd.                                                    273,120            299,520
   Rock Building Society, Ltd.                                           11,373             27,928
   Ross Human Directions, Ltd.                                           42,066             20,162
 * Rural Press, Ltd.                                                     38,633            207,654
   S8, Ltd.                                                              80,476             63,232
   Salmat, Ltd.                                                          66,912            166,691
   Schaffer Corp., Ltd.                                                  33,766            328,286
   SDI, Ltd.                                                             40,163            277,709
 * Sedimentary Holdings, Ltd.                                           264,237             41,334
   Select Harvests, Ltd.                                                 45,548            211,355
 * Senetas Corp., Ltd.                                                  240,406             10,657
   Servcorp, Ltd.                                                       156,000            222,644
   Seven Network, Ltd.                                                   28,361            103,290
 * SFE Corp., Ltd.                                                       72,967            338,467
 * Silex System, Ltd.                                                   235,100            134,295
   Sims Group, Ltd.                                                      50,097            392,918
   Skilled Engineering, Ltd.                                            147,971            293,281
   Smorgon Steel Group, Ltd.                                            221,547            169,052
 * SMS Management & Technology, Ltd.                                    329,600             68,173
 * Solution 6 Holdings, Ltd.                                            402,138            255,462
 * Sons of Gwalia, Ltd.                                                  76,934            147,803
   Southern Cross Broadcasting
     (Australia), Ltd.                                                   33,058            254,470
*# Southern Pacific Petroleum NL                                        698,740    $       119,669
   SP Telecommunications, Ltd.                                          318,303            317,647
   SPC Ardmona, Ltd.                                                    345,724            330,499
   Spotless Group, Ltd.                                                  73,128            258,424
 * St. Barbara Mines, Ltd.                                              375,500             12,872
   Star Games, Ltd.                                                     132,410            101,078
 * Starpharma Holdings, Ltd.                                            107,300             55,835
 * Straits Resources, Ltd.                                              212,913            149,282
 * Strategic Minerals Corp. NL                                          358,100             50,983
 * Strathfield Group, Ltd.                                              336,916             34,843
 * Striker Resources NL                                                 435,484             15,528
 # STW Communications Group, Ltd.                                       238,716            536,665
   Sunland Group, Ltd.                                                  349,278            257,357
   Sydney Aquarium, Ltd.                                                 49,135            164,775
 * Sydney Gas, Ltd.                                                     351,119            207,711
   Symex Holdings, Ltd.                                                 163,000            147,546
   Tandou, Ltd.                                                           3,410              3,858
 * Tap Oil, Ltd.                                                        269,296            280,313
   Technology One, Ltd.                                                 587,800            222,027
   Tectonic Resources NL                                                155,738             32,197
 * Television & Media Services, Ltd.                                  2,000,584             42,806
 # Tempo Service, Ltd.                                                  184,359            139,480
   Thakral Holdings Group                                               948,383            439,776
   The Gribbles Group, Ltd.                                             780,300            169,674
   Ticor, Ltd.                                                          455,148            406,719
 # Timbercorp, Ltd.                                                     369,115            357,785
 * Titan Resources NL                                                   188,493             41,642
 * Tooth & Co., Ltd.                                                    153,000             16,312
   Transfield Services, Ltd.                                             75,900            279,114
   Triako Resources, Ltd.                                                25,400             27,313
   Troy Resources NL                                                     72,048            150,669
   Trust Company of Australia, Ltd.                                      41,099            219,978
*# Uecomm, Ltd.                                                         845,897            237,986
 # United Group, Ltd.                                                   170,233            600,613
   UXC, Ltd.                                                            181,293             95,676
 * VeCommerce, Ltd.                                                      13,680             12,875
*# Ventracor, Ltd.                                                      331,714            330,961
 * Victoria Petroleum NL                                                463,964              7,622
 # Villa World, Ltd.                                                    185,574            168,671
*# Village Roadshow, Ltd.                                               591,536            781,303
 * Virotec International NL                                             298,151             95,294
   Vision Systems, Ltd.                                                 274,105            168,193
 * Voicenet (Australia), Ltd.                                           495,284             14,844
   Volante Group, Ltd.                                                  125,700            107,562
   Waterco, Ltd.                                                         22,304             38,343
   Watpac, Ltd.                                                         133,333             72,358
   Wattyl, Ltd.                                                         136,317            369,548
 * Webster, Ltd.                                                         33,551             15,829
   Wide Bay Capricorn Building Society,
     Ltd.                                                                26,958            127,806
 * Worley Group, Ltd.                                                    32,111             68,580
 * Yates, Ltd.                                                           60,281              1,894
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $57,070,964)                                                                   60,727,898
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Australian Dollar
     (Cost $736,097)                                                                       732,315
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
PREFERRED STOCKS -- (0.1%)
 * Southern Cross Broadcasting
     (Australia), Ltd. Preferred                                         11,744    $       100,566
 * Village Roadshow, Ltd. 2% Class A                                     55,477             53,796
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $203,293)                                                                         154,362
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Amity Oil, Ltd. Options 09/04/04                                           1                  0
 * Autron Corp., Ltd. 05/27/04                                          229,667              8,195
 * Axon Instruments, Inc. Options
     01/02/07                                                            16,148                  0
 * Gradipore, Ltd. Options 09/01/04                                      17,371              3,967
 * Kimberley Diamond Co. NL Rights                                       34,258                  0
 * Metal Storm, Ltd. Options 08/06/04                                         1                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $98)                                                                               12,162
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $58,010,452)                                                                   61,626,737
                                                                                   ---------------
SINGAPORE -- (25.1%)
COMMON STOCKS -- (25.1%)
 * Acma, Ltd.                                                         3,040,700            115,786
 * Airocean Group, Ltd.                                               1,649,000            334,637
 * Alliance Technology & Development,
     Ltd.                                                               156,000              9,631
   Amtek Engineering, Ltd.                                              799,625            541,544
   Apollo Enterprises, Ltd.                                             193,000             50,498
   Armstrong Industrial Corp.                                         1,460,000            132,822
   ASA Group Holdings, Ltd.                                             586,000             96,408
   Ascott Group, Ltd.                                                 1,807,250            436,404
   Aussino Group, Ltd.                                                  967,000            319,279
   Benjamin (F.J.) Holdings, Ltd.                                     1,095,000            142,133
 # Beyonics Technology, Ltd.                                          1,556,640            421,182
   Blu Inc. Group, Ltd.                                                 729,000            103,124
   Bonvests Holdings, Ltd.                                              825,000            220,498
   Brilliant Manufacturing, Ltd.                                      1,855,000            765,445
 * Broadway Industrial Group, Ltd.                                      461,000             72,902
   Bukit Sembawang Estates, Ltd.                                         71,334            564,216
   Central Properties, Ltd.                                              66,000          1,445,387
   Ch Offshore, Ltd.                                                    823,200            179,034
   Chemical Industries (Far East), Ltd.                                 105,910             59,425
 * China Merchants Holdings Pacific, Ltd.                               652,000            208,018
*# Chip Eng Seng Corp., Ltd.                                          1,775,000            157,259
   Chosen Holdings, Ltd.                                              1,284,000            182,413
   Chuan Hup Holdings, Ltd.                                           4,385,000          1,265,685
   Chuan Soon Huat Industrial Group,
     Ltd.                                                               614,000            106,666
   CIH, Ltd.                                                            475,542            756,658
 * CK Tang, Ltd.                                                        614,000             98,701
 * Compact Metal Industries, Ltd.                                       643,000             17,122
   Courts Singapore, Ltd.                                               495,000            198,557
 * CSC Holdings, Ltd.                                                   672,000             13,785
   CSE Global, Ltd.                                                   1,262,000            438,533
   CWT Distribution, Ltd.                                               461,500            131,900
 * Eagle Brand Holdings, Ltd.                                         5,158,000            227,990
 # Eastern Asia Technology, Ltd.                                      1,676,600            299,606
*# Eastern Asia Technology, Ltd.
     Series A                                                           167,660             37,460
   Eastgate Technology, Ltd.                                            870,000             69,124
 * Econ International, Ltd.                                           2,267,000    $        59,982
   ECS Holdings, Ltd.                                                 1,375,000            271,515
   Eng Wah Organisation, Ltd.                                           265,000             47,038
 * Firstlink Investments Corp., Ltd.                                    995,000            149,535
 * Freight Links Express Holdings, Ltd.                               3,368,000            189,467
   Frontline Technologies Corp., Ltd.                                 3,170,000            271,534
   Fu Yu Manufacturing, Ltd.                                          1,819,000            941,851
   Fuji Offset Plates Manufacturing, Ltd.                                33,750              5,906
   GB Holdings, Ltd.                                                    200,000             95,049
 # Ges International, Ltd.                                            2,909,000          1,078,544
   GK Goh Holdings, Ltd.                                              1,494,000            693,300
   Goodpack, Ltd.                                                     1,592,000            885,491
   GP Industries, Ltd.                                                1,516,000            891,683
   Guocoland, Ltd.                                                    1,215,000            756,745
   Hiap Moh Corp., Ltd.                                                  34,874              6,170
   Ho Bee Investment, Ltd.                                              761,000            118,308
   Hong Fok Corp., Ltd.                                               1,796,000            277,318
   Hong Leong Asia, Ltd.                                              1,048,000          1,010,952
 * Horizon Education & Technologies,
     Ltd.                                                             2,054,000            145,794
   Hotel Grand Central, Ltd.                                            875,280            182,475
   Hotel Plaza, Ltd.                                                  1,189,000            389,270
   Hotel Properties, Ltd.                                             1,675,000          1,004,983
   Hour Glass, Ltd.                                                     298,000            105,807
 # HTL International Holdings, Ltd.                                   1,471,875            934,325
   Huan Hsin Holdings, Ltd.                                           1,138,400            630,678
   Hup Seng Huat, Ltd.                                                  900,200            100,790
   Hwa Hong Corp., Ltd.                                               2,488,000            679,683
 # IDT Holdings, Ltd.                                                   718,000            900,025
 * Inno-Pacific Holdings, Ltd.                                          680,000             10,080
 # Innovalues Precision, Ltd.                                           520,000            218,643
   International Factors (Singapore), Ltd.                              290,000             89,154
 * Internet Technology Group, Ltd.                                      874,408             25,730
 * Interra Resources, Ltd.                                              185,430             20,753
 * Intraco, Ltd.                                                        292,500             68,893
   Isetan (Singapore), Ltd.                                             122,500            206,375
 # Jaya Holdings, Ltd.                                                2,733,000          1,325,520
   JK Yaming International, Ltd.                                        907,000            204,794
   Jurong Cement, Ltd.                                                  132,500             71,057
   Jurong Engineering, Ltd.                                             137,000            193,611
 # Jurong Technologies Industrial Corp.,
     Ltd.                                                             1,446,000          1,187,135
 * K1 Ventures, Ltd.                                                  5,340,500            818,256
   Keppel Telecommunications and
     Transportation, Ltd.                                             2,058,000            971,475
   Khong Guan Flour Milling, Ltd.                                        19,000             18,133
   Kian Ann Engineering, Ltd.                                           868,000             97,405
   Kian Ho Bearings, Ltd.                                               521,000             58,568
   Koh Brothers, Ltd.                                                 1,494,000             87,616
 * L & M Group Investments, Ltd.                                      7,107,100             62,682
   Labroy Marine, Ltd.                                                3,343,000            923,029
 * Lantrovision (S), Ltd.                                             1,117,500             65,987
   Lee Kim Tah Holdings, Ltd.                                         1,600,000            231,517
 * Leong Hin Holdings, Ltd.                                             526,000             38,587
 * Liang Huat Aluminum, Ltd.                                          1,477,000             43,810
 * Lion Asiapac, Ltd.                                                   473,000             36,497
   Low Keng Huat Singapore, Ltd.                                        372,000             94,293
   Lum Chang Holdings, Ltd.                                           1,134,030            141,690
 # Magnecomp International, Ltd.                                        931,000            293,955
 * Manufacturing Integration Technology,
     Ltd.                                                               588,000             66,178

                                                                         SHARES             VALUE+
                                                                         ------             ------
   MCL Land, Ltd.                                                     1,427,000    $     1,150,612
 * Mediaring.Com, Ltd.                                                3,410,000            300,644
   Metro Holdings, Ltd.                                               2,256,960            651,732
   MMI Holdings, Ltd.                                                 1,994,000            351,954
   Multi-Chem, Ltd.                                                   1,263,000            238,193
   Nera Telecommunications, Ltd.                                      1,450,000            456,345
   New Toyo Intenational Holdings, Ltd.                               1,043,000            365,915
   Norelco Centreline Holdings, Ltd.                                    941,000            642,079
 * Orchard Parade Holdings, Ltd.                                      1,084,022            257,920
 # Osim International, Ltd.                                           1,638,000          1,044,311
   Ossia International, Ltd.                                            708,000             79,706
   Pan-United Corp., Ltd.                                             2,193,000            469,936
 * Pan-United Marine, Ltd.                                            1,096,500            193,415
   PCI, Ltd.                                                            734,000            328,371
   Pentex-Schweizer Circuits, Ltd.                                    1,240,000            218,625
   Pertama Holdings, Ltd.                                               459,750             77,112
   Popular Holdings, Ltd.                                             1,813,000            494,493
 # PSC Corp., Ltd.                                                    4,088,000            276,698
   Qian Hu Corp., Ltd.                                                  408,200            150,371
   Robinson & Co., Ltd.                                                 284,832            962,380
   Rotary Engineering, Ltd.                                           1,624,000            473,532
 * San Teh, Ltd.                                                        838,406            236,230
   SBS Transit, Ltd.                                                  1,011,000            892,027
   Sea View Hotel, Ltd.                                                  66,000            161,799
 * Seatown Corp., Ltd.                                                  101,000              1,782
   Sembawang Kimtrans, Ltd.                                           1,295,000            114,613
   Sin Soon Huat, Ltd.                                                1,307,000             50,004
   Sing Investments & Finance, Ltd.                                      94,500             92,116
 # Singapore Food Industries, Ltd.                                    1,707,000            812,794
   Singapore Reinsurance Corp., Ltd.                                  1,540,935            231,742
 * Singapore Shipping Corp., Ltd.                                     1,930,000            334,985
   Singapura Finance, Ltd.                                              139,250            111,499
   SMB United, Ltd.                                                   2,010,000            216,110
   SNP Corp., Ltd.                                                      466,495            274,687
 * SP Corp., Ltd.                                                       454,000             18,530
   Ssangyong Cement (Singapore), Ltd.                                   236,000            143,142
   Stamford Land Corp., Ltd.                                          3,229,000            437,337
   Straits Trading Co., Ltd.                                          1,117,200          1,241,084
 * Sunright, Ltd.                                                       378,000             91,926
   Superbowl Holdings, Ltd.                                             490,000             67,705
   Superior Metal Printing, Ltd.                                        490,500             58,930
 * Thakral Corp., Ltd.                                                6,028,000            514,313
   Tiong Woon Corp. Holding, Ltd.                                       906,000            199,886
 * Transmarco, Ltd.                                                     106,500             60,359
   Trek 2000 International, Ltd.                                      1,004,000            346,459
   TSM Resources, Ltd.                                                1,502,000            301,163
*# TT International, Ltd.                                             1,758,000            315,562
 * Tuan Sing Holdings, Ltd.                                           3,362,000            176,912
 * Ultro Technologies, Ltd.                                             530,000             43,883
 # Unisteel Technology, Ltd.                                            974,000            698,596
   United Engineers, Ltd.                                               846,666            772,988
   United Overseas Insurance, Ltd.                                      125,500            258,235
   United Pulp & Paper Co., Ltd.                                        354,000             99,991
   UOB-Kay Hian Holdings, Ltd.                                        1,602,000            919,393
   Vicom, Ltd.                                                          120,000             66,202
   WBL Corp., Ltd.                                                      647,000          1,165,218
 * Xpress Holdings, Ltd.                                              1,392,000             48,820
 * Yongnam Holdi                                                      1,004,000             11,877
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $57,015,596)                                                                   51,488,716
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $52,992)                                                                $        53,455
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                          236,300                695
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $57,068,588)                                                                   51,542,866
                                                                                   ---------------
HONG KONG -- (24.5%)
COMMON STOCKS -- (24.5%)
 * 139 Holdings, Ltd.                                                 6,200,000             19,761
   ABC Communications (Holdings), Ltd.                                  930,000             52,479
   Aeon Credit Service (Asia) Co., Ltd.                                 740,000            445,749
   ALCO Holdings, Ltd.                                                  740,000            199,247
 * Allan International Holdings, Ltd.                                   592,000            103,420
 * Allied Group, Ltd.                                                 5,592,000            459,039
 * Allied Properties, Ltd.                                              802,600            321,536
 * Anex International Holdings, Ltd.                                    152,000              2,229
 * Applied International Holdings, Ltd.                               1,243,000             17,379
 * APT Satellite Holdings, Ltd.                                         599,000            134,049
 * Artel Solutions Group Holdings, Ltd.                               2,315,000             86,925
   Arts Optical International Holdings,
     Ltd.                                                               468,000            149,973
   Asia Aluminum Holdings, Ltd.                                         196,000             21,384
 * Asia Commercial Holdings, Ltd.                                        72,800              4,022
   Asia Financial Holdings, Ltd.                                      1,976,908            438,955
 * Asia Logistics Technologies, Ltd.                                  2,214,000              6,286
   Asia Satellite Telecommunications
     Holdings, Ltd.                                                      42,500             66,271
 * Asia Standard International Group,
     Ltd.                                                             6,780,000            252,465
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                               521,000             15,590
   Associated International Hotels, Ltd.                                898,000            707,172
   Automated Systems Holdings, Ltd.                                     340,000             58,738
   Baltrans Holdings, Ltd.                                              376,000            104,876
 * Beijing Development (Hong Kong),
     Ltd.                                                               166,000             27,878
 * Bossini International Holdings, Ltd.                                 900,750            131,780
   Bright International Group, Ltd.                                     710,000             77,333
   Cafe de Coral Holdings, Ltd.                                          90,000             83,145
 * Capital Prosper, Ltd.                                                480,000              2,615
 * Capital Strategic Investment, Ltd.                                   122,000              3,176
 * Cash Financial Services Group, Ltd.                                   27,018              1,059
 * Casil Telecommunications Holdings,
     Ltd.                                                             1,420,000             71,906
 * Catic International Holdings, Ltd.                                 5,332,000             96,515
   CCT Telecom Holdings, Ltd.                                           472,970             63,003
 * CEC International Holdings, Ltd.                                     210,000              4,048
 * Celestial Asia Securities Holdings,
     Ltd.                                                               426,036             26,818
 * Central China Enterprises, Ltd.                                       21,040              7,503
 # Champion Technology Holdings, Ltd.                                 1,329,386            213,192
   Chaoda Modern Agriculture
     (Holdings), Ltd.                                                   364,000            112,305
   Chen Hsong Holdings, Ltd.                                          1,210,000            713,806
   Cheuk Nang (Holdings), Ltd.                                          112,501             31,659
 * Cheung Tai Hong Holdings, Ltd.                                       100,920              3,689
   Chevalier International Holdings, Ltd.                               441,482            265,753

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Chevalier Itech Holdings, Ltd.                                       355,250    $        41,938
 * China Aerospace International
     Holdings, Ltd.                                                   3,384,000            201,727
 * China Bio-Medical Group Limited                                      415,000              7,987
 * China City Natural Gas Holdings, Ltd.                             10,488,000             28,200
 * China Digicontent Co., Ltd.                                        2,710,000              3,477
 * China Everbright International, Ltd.                               3,945,000            209,780
 * China Everbright Technology, Ltd.                                  3,244,000            133,243
 * China Gas Holdings, Ltd.                                           2,026,000            156,267
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                   1,909,000            117,648
 # China Insurance International
     Holdings Co., Ltd.                                                 198,000             93,954
 * China Investments Holdings, Ltd.                                     210,000              4,527
 * China Motion Telecom International,
     Ltd.                                                               257,000             16,398
   China Motor Bus Co., Ltd.                                             74,000            467,708
 * China Nan Feng Group, Ltd.                                            28,800                240
   China National Aviation Co., Ltd.                                    278,000             47,747
   China Online (Bermuda), Ltd.                                         423,200             54,098
   China Pharmaceutical Enterprise and
     Investment Corp., Ltd.                                             206,000             62,154
   China Rare Earth Holdings, Ltd.                                    1,180,000            158,898
   China Resources Land, Ltd.                                         2,658,000            353,609
   China Resources Logic, Ltd.                                        3,796,000            428,176
 * China Rich Holdings, Ltd.                                          3,380,000             17,625
 * China Sci-Tech Holdings, Ltd.                                      2,786,000              7,138
 * China Star Entertainment, Ltd.                                       440,292             44,599
 * China Strategic Holdings, Ltd.                                     1,368,500             82,400
 # China Travel International Investment,
     Ltd.                                                               624,000            109,640
   Chinney Investments, Ltd.                                          1,144,000             84,818
   Chow Sang Sang Holdings
     International, Ltd.                                                721,400            222,033
   Chuangs China Investments, Ltd.                                    1,347,000             61,292
 * Chuang's Consortium International,
     Ltd.                                                             1,858,884            108,654
   Chun Wo Holdings, Ltd.                                             1,671,917            173,552
   Chung Tai Printing Holdings, Ltd.                                    548,000             87,842
 * CITIC 21CN Co., Ltd.                                                 178,000             19,631
 * CITIC Resources Holdings, Ltd.                                       492,000             57,559
   City e Solutions, Ltd.                                               186,000             19,989
 # City Telecom (H.K.), Ltd.                                          1,070,000            202,454
 * Clear Media, Ltd.                                                     75,000             66,357
 * Climax International Co., Ltd.                                       296,000              1,060
   CNPC (Hong Kong), Ltd.                                               640,000             82,944
 * CNT Group, Ltd.                                                    3,078,000             96,705
 * Coastal Greenland, Ltd.                                            2,440,000             51,308
 * Compass Pacific Holdings, Ltd.                                       624,000             19,867
 * Computer & Technologies Holdings,
     Ltd.                                                               432,000             77,595
   Continental Holdings, Ltd.                                            98,825              9,194
   Continental Mariner Investment Co.,
     Ltd.                                                             1,328,000            232,635
 * COSCO International Holdings, Ltd.                                 2,573,600            353,718
 # Coslight Technology International
     Group, Ltd.                                                        626,000            224,919
 * Cosmos Machinery Enterprises, Ltd.                                 1,024,000             44,672
 * Crocodile Garments, Ltd.                                           1,539,000             51,164
   Cross Harbour Tunnel Co., Ltd.                                       381,725            197,382
*# Culturecom Holdings, Ltd.                                          3,767,000            219,589
 * Dah Hwa International Holdings, Ltd.                               1,062,000    $        21,429
 * Dan Form Holdings Co., Ltd.                                        2,386,600             92,741
   Daqing Petroleum & Chemical Group,
     Ltd.                                                             1,375,000             74,216
   Dickson Concepts International, Ltd.                                 453,000            401,469
   Digital China Holdings, Ltd.                                       1,416,000            408,522
 * DVN Holdings, Ltd.                                                   744,490            200,403
 * Dynamic Global Holdings, Ltd.                                      3,522,000             35,443
   Dynamic Holdings, Ltd.                                               244,000             27,717
 * Easyknit International Holdings, Ltd.                                282,860              3,612
*# Eforce Holdings, Ltd.                                              2,620,000             67,232
   Egana Jewelry and Pearls                                             331,789             63,794
 # Eganagoldfeil Holdings Ltd                                         2,017,235            403,833
   Elec & Eltek International Holdings,
     Ltd.                                                             3,078,790            553,728
 * Emperor International Holdings, Ltd.                                  90,436             46,519
 * e-New Media Co., Ltd.                                                320,000              8,793
 * eSun Holdings, Ltd.                                                  653,600             25,881
 * Extrawell Pharmaceutical Holdings,
     Ltd.                                                             3,220,000            118,260
 * Ezcom Holdings, Ltd.                                                  72,576              3,243
 * Fairwood Holdings, Ltd.                                               42,600              8,654
 # Far East Consortium International,
     Ltd.                                                             1,914,086            316,684
 * Far East Hotels & Entertainment, Ltd.                              1,853,000             73,443
   Far East Pharmaceutical Technology
     Co., Ltd.                                                        3,216,000            370,861
   First Sign International Holdings, Ltd.                            1,424,000             50,365
   Fong's Industries Co., Ltd.                                           74,000             60,243
 * Forefront International Holdings, Ltd.                               658,000             48,122
 * Fortuna International Holdings, Ltd.                               9,344,000             16,744
 * Foundation Group, Ltd.                                                83,800              1,083
 * Founder Holdings, Ltd.                                             1,854,000            201,747
   Fountain Set Holdings, Ltd.                                          134,000             98,031
   Four Seas Frozen Food Holdings, Ltd.                                 347,184             54,738
   Four Seas Mercantile Holdings, Ltd.                                  592,000            212,679
 * Fujian Holdings, Ltd.                                                237,800              5,480
   Fujikon Industrial Holdings, Ltd.                                    532,000             67,965
 * Fushan Holdings, Ltd.                                              2,566,000             97,112
 * GeoMaxima Energy Holdings, Ltd.                                    5,810,000             86,039
   Global China Group Holdings, Ltd.                                  3,022,000            170,485
   Global Green Tech Group, Ltd.                                      1,336,000            116,557
 * Global Tech (Holdings), Ltd.                                       5,612,000             61,329
   Glorious Sun Enterprises, Ltd.                                     1,650,000            486,839
   Gold Peak Industries (Holdings), Ltd.                              1,059,250            312,469
 * Goldbond Group Holdings, Ltd. New                                  2,609,500             46,919
   Golden Resources Development
     International, Ltd.                                              1,456,500             62,654
 * Gold-Face Holdings, Ltd.                                           2,003,600            138,819
   Goldlion Holdings, Ltd.                                            1,438,000            110,570
   Golik Holdings, Ltd.                                                 930,500             38,197
   Good Fellow Group, Ltd.                                            3,488,000            158,875
 * Gorient Holdings, Ltd.                                                 7,370                101
 * Great Wall Cybertech, Ltd.                                        15,795,170             20,266
   Group Sense (International), Ltd.                                  2,062,000            222,090
   Guangdong Brewery Holdings, Ltd.                                   2,212,000            502,623
 * Guangnan Holdings, Ltd.                                           14,216,000            218,787
   Guangzhou Investment Co., Ltd.                                     1,070,000             96,552
 * Guo Xin Group, Ltd.                                                3,640,000             42,383
 * Guorun Holdings Ltd                                                  230,000             20,979
   GZI Transport, Ltd.                                                1,820,000            513,512

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hang Fung Gold Technology, Ltd.                                      762,000    $       125,921
   Hang Ten Group Holdings, Ltd.                                        585,039                900
   Hanny Holdings, Ltd.                                                 186,658             74,426
 * Hansom Eastern Holdings, Ltd.                                      3,473,235             24,360
   Harbour Centre Development, Ltd.                                     517,000            511,010
   Harbour Ring International Holdings,
     Ltd.                                                               636,000             57,889
 * Hen Fung Holdings, Ltd.                                            1,740,000             33,600
   Henderson China Holdings, Ltd.                                       815,000            391,895
   Hengan International Group Co., Ltd.                                  98,000             57,373
   High Fashion International, Ltd.                                     268,000             39,913
 * HKR International, Ltd.                                            1,884,860            568,172
 * Hon Kwok Land Investment Co., Ltd                                    572,535            104,432
   Hong Kong Catering Management,
     Ltd.                                                               512,000             56,029
 * Hong Kong Construction Holdings,
     Ltd.                                                               970,000             59,028
   Hong Kong Ferry (Holdings) Co., Ltd.                                 671,300            667,260
 * Hong Kong Parkview Group, Ltd.                                     1,130,000             72,493
 * Hong Kong Pharmaceuticals
     Holdings, Ltd.                                                   1,834,000             55,062
   Hongkong Chinese, Ltd.                                             2,126,000            272,285
 * Hop Hing Holdings, Ltd.                                              660,265             25,415
   Hopson Development Holdings, Ltd.                                  1,246,000            320,370
 * Hsin Chong Construction Group, Ltd.                                1,569,658             69,431
 * Huabao International Holdings, Ltd.                                   19,300              3,226
 * Hualing Holdings, Ltd.                                             1,344,000             39,410
   Hung Hing Printing Group, Ltd.                                        34,000             25,504
 * Hycomm Wireless, Ltd.                                              4,709,000             51,497
   I-Cable Communications, Ltd.                                         191,000             73,386
 * I-China Holdings, Ltd.                                             3,757,566              8,196
   IDT International, Ltd.                                            4,028,486            919,340
 * Imagi International Holdings, Ltd.                                   137,400             24,612
 * Innomaxx Biotechnology Group, Ltd.                                 3,050,000             62,868
 * Interchina Holdings Co., Ltd.                                      8,130,000            217,994
 * Inworld Group, Ltd.                                                    2,036                 12
 * ITC Corp., Ltd.                                                      466,157             19,204
   JCG Holdings, Ltd.                                                    84,000             60,215
 * Junefield Department Store Group,
     Ltd.                                                               256,000              3,365
   K Wah International Holdings, Ltd.                                 3,009,831            478,552
   K. Wah Construction Materials, Ltd.                                2,404,949            215,981
 * Kader Holdings Co., Ltd.                                             545,600             10,565
   Karrie International Holdings, Ltd.                                  488,000            126,823
   Keck Seng Investments (Hong Kong),
     Ltd.                                                               858,600            142,917
   Kee-Shing Holdings Co., Ltd.                                         886,000             71,487
   Kin Yat Hldgs                                                        586,000             84,973
 * King Fook Holdings, Ltd.                                           1,000,000             51,187
 * King Pacific International Holdings,
     Ltd.                                                             1,404,200             21,980
   Kingdee International Software Group
     Co., Ltd.                                                          638,000            216,636
   Kingmaker Footwear Holdings, Ltd.                                  1,058,750            383,203
 * Kong Sun Holdings, Ltd.                                            2,198,000              6,750
   Kowloon Development Co., Ltd.                                        604,000            484,848
 * KPI Co., Ltd.                                                        264,000              3,328
   KTP Holdings, Ltd.                                                   560,400             53,883
 * Kwong Sang Hong International, Ltd.                                1,434,000            123,220
   Kwoon Chung Bus Holdings, Ltd.                                       556,000             80,830
 * Lai Sun Development Co., Ltd.                                      7,592,000            149,482
 * Lai Sun Garment (International), Ltd.                              2,325,000    $        90,985
   Lam Soon (Hong Kong), Ltd.                                           302,310             99,761
 * Le Saunda Holdings, Ltd.                                             236,000             13,195
 * Leadership Publishing Group, Ltd.                                    250,511              2,114
 * Leading Spirit High-Tech Holdings
     Co., Ltd.                                                        2,310,000              2,964
   Lerado Group (Holding) Co., Ltd.                                   1,048,000            184,290
 * LifeTec Group, Ltd.                                                1,383,000             30,515
 * Lippo, Ltd.                                                        1,074,760            263,972
   Liu Chong Hing Bank, Ltd.                                             73,000             92,202
   Liu Chong Hing Investment, Ltd.                                      635,200            401,039
   Luk Fook Holdings (International),
     Ltd.                                                               690,000            110,570
   Luks Industrial Group, Ltd.                                          645,555            104,231
   Lung Kee (Bermuda) Holdings, Ltd.                                  1,071,875            456,142
 * MACRO-LINK International Holdings,
     Ltd.                                                             1,036,250             29,360
 * Mae Holdings, Ltd.                                                 2,220,000              4,006
 * Magnificent Estates, Ltd.                                          8,368,000             59,281
 * Magnum International Holdings, Ltd.                                  300,000              3,849
   Mainland Headwear Holdings, Ltd.                                     410,000            131,396
 * Mansion House Group, Ltd.                                          1,820,000             70,741
   Matrix Holdings, Ltd.                                                402,000             90,058
 * Mei Ah Entertainment Group, Ltd.                                   1,142,000             39,767
   Melbourne Enterprises, Ltd.                                           45,500            175,137
   Midas International Holdings, Ltd.                                   774,000             55,565
   Midland Realty (Holding), Ltd.                                     1,110,000            263,766
 * Millennium Group, Ltd.                                             1,392,000             19,370
 * Min Xin Holdings, Ltd.                                               753,200            126,666
   Miramar Hotel & Investment Co., Ltd.                                  84,000             79,508
 * Morning Star Resources, Ltd.                                       1,845,000             13,087
   Moulin International Holdings, Ltd.                                  699,274            441,817
   Nanyang Holdings, Ltd.                                               137,500            133,405
 * National Electronics Holdings, Ltd.                                2,156,000             70,526
 * New China Merchants Dichain                                        7,160,000             99,199
   New Island Printing Holdings, Ltd.                                   176,000             15,356
 * New World China Land, Ltd.                                           222,000             53,483
 * New World Cyberbase, Ltd.                                             25,220                 94
 * New World TMT, Ltd.                                                1,380,600            145,651
   Newocean Green Energy Holdings,
     Ltd.                                                             3,931,200             69,054
 * Next Media, Ltd.                                                     220,000             74,810
   Ngai Lik Industrial Holdings, Ltd.                                 1,556,000            604,212
*# Onfem Holdings, Ltd.                                               1,266,000             97,211
   Orient Power Holdings, Ltd.                                          804,000            106,200
 * Oriental Metals, Ltd.                                                711,780            233,907
   Oriental Press Group, Ltd.                                           230,000             78,972
   Oriental Watch Holdings, Ltd.                                        398,000             72,420
 # Pacific Andes International Holdings,
     Ltd.                                                             1,172,000            193,923
 # Pacific Century Insurance Holdings,
     Ltd.                                                             1,272,000            480,613
 * Pacific Plywood Holdings, Ltd.                                     4,430,000             23,975
   Paul Y. ITC Construction Holdings,
     Ltd.                                                             2,262,856            189,243
   Peace Mark Holdings, Ltd.                                          1,120,514            215,741
   Pegasus International Holdings, Ltd.                                 226,000             34,499
   Perfectech International Holdings,
     Ltd.                                                               571,450             58,726
   Pico Far East Holdings, Ltd.                                       1,190,000             77,934
   Playmates Holdings, Ltd.                                           2,223,000            288,430

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Pokfulam Development Co., Ltd.                                       234,000    $        73,461
 * Poly Investments Holdings, Ltd.                                    2,670,000             62,709
   Prime Success International Group,
     Ltd.                                                             2,366,000            135,395
 # Proview International Holdings, Ltd.                                 944,000            217,885
*# QPL International Holdings, Ltd.                                   1,191,000            296,222
   Quality Healthcare Asia, Ltd.                                        133,800             30,815
 * Rainbow International Holdings, Ltd.                                   2,036                 20
   Raymond Industrial, Ltd.                                             605,400            213,396
*# Regal Hotels International Holdings,
     Ltd.                                                            11,656,000            361,078
 * Rexcapital International Holdings, Ltd.                            1,272,905             14,487
 * Riche Multi-Media Holdings, Ltd.                                     706,000            296,726
 * Rivera Holdings, Ltd.                                              3,620,000            116,128
 * Riverhill Holdings, Ltd.                                               2,036                 28
   Road King Infrastructure, Ltd.                                       449,000            331,137
 * Roadshow Holdings, Ltd.                                            1,456,000            143,628
   S.A.S.Dragon Holdings, Ltd.                                        1,696,000            199,825
   SA SA International Holdings, Ltd.                                 1,872,000            694,145
   Safety Godown Co., Ltd.                                              408,000            146,576
   Saint Honore Holdings, Ltd.                                          128,000             22,909
 * San Miguel Brewery Hong Kong, Ltd.                                   612,800            130,474
   SCMP Group, Ltd.                                                     224,000             89,701
   Sea Holdings, Ltd.                                                   832,000            203,593
 * Seapower Resources International,
     Ltd.                                                               151,680              1,741
 * SEEC Media Group, Ltd.                                             2,550,000            158,831
   Shanghai Allied Cement, Ltd.                                       1,152,080             75,647
 * Shanghai Century Holdings, Ltd.                                    7,142,000            130,259
 * Shanghai Land Holdings, Ltd.                                       1,464,000             64,805
 # Shanghai Real Estates, Ltd.                                        2,234,000            177,317
   Shaw Brothers Hong Kong, Ltd.                                        134,000            130,666
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                               730,792            164,875
   Shenyin Wanguo (Hong Kong), Ltd.                                     847,500             90,002
   Shenzhen International Holdings, Ltd.                              1,682,500             59,410
   Shougang Concord Century Holdings,
     Ltd.                                                             1,676,000            184,717
 * Shougang Concord Grand (Group),
     Ltd.                                                             1,701,000            125,867
 * Shougang Concord International
     Enterprises Co., Ltd.                                            4,166,000            205,313
 * Shougang Concord Technology
     Holdings, Ltd.                                                   2,639,809            219,242
 * Shui On Construction & Materials,
     Ltd.                                                               468,000            404,987
 * Shun Ho Resources Holdings, Ltd.                                     483,000             20,451
 * Shun Ho Technology Holdings, Ltd.                                  1,037,452             45,660
   Silver Grant International Industries,
     Ltd.                                                             2,087,000            433,257
 * Sincere Co., Ltd.                                                    505,500             24,245
 # Singamas Container Holdings, Ltd.                                    838,000            429,203
   Sino Golf Holdings, Ltd.                                             438,000             80,335
 * Sinocan Holdings, Ltd.                                               350,000              1,751
 * Sino-I.com, Ltd.                                                  19,383,158            359,196
   Sinolink Worldwide Holdings, Ltd.                                  3,933,600            458,712
   Sinopec Kantons Holdings, Ltd.                                     1,638,000            220,595
 * Skynet (International Group)
     Holdings, Ltd.                                                     244,240                313
   SNP Leefung Holdings, Ltd.                                           144,000             22,182
 * Softbank Investment International
     (Strategic), Ltd.                                                7,398,000    $        98,715
 * Solartech International Holdings, Ltd.                                49,600              2,058
   South China Brokerage Co., Ltd.                                    4,872,000             30,161
   South China Industries, Ltd.                                       1,124,000             64,018
   Southeast Asia Properties & Finance,
     Ltd.                                                               263,538             37,052
   Starlight International Holdings, Ltd.
     (New)                                                            1,311,292            185,598
   Starlite Holdings, Ltd.                                              694,000             74,741
 * Stelux Holdings International, Ltd.                                1,307,702             46,509
 * Styland Holdings, Ltd.                                               101,808                327
   Sun Hing Vision Group Holdings, Ltd.                                 358,000            159,326
   Sun Hung Kai & Co., Ltd.                                           2,048,600            481,464
 * Sun Innovation Holdings, Ltd.                                      1,420,360              3,271
 * Sun Media Group Holdings, Ltd.                                     9,814,000             35,140
 * Sunday Communications, Ltd.                                        4,441,000            282,279
   Sunway International Holdings, Ltd.                                  866,000             30,261
 * Suwa International Holdings, Ltd.                                  1,062,000             26,498
 * Tack Hsin Holdings, Ltd.                                             542,000              9,385
   Tai Cheung Holdings, Ltd.                                          1,013,000            370,839
   Tai Fook Securities Group, Ltd.                                      590,000             91,633
   Tai Sang Land Development, Ltd.                                      471,984            122,455
   Tak Shun Technology Group, Ltd.                                    2,088,000             82,991
   Tak Sing Alliance Holdings, Ltd.                                   2,909,865            100,609
 # Tan Chong International, Ltd.                                        666,000            128,033
   TCC International Holdings, Ltd.                                   1,124,000            195,914
 * Technology Venture Holdings, Ltd.                                    586,000             16,665
 * Termbray Industries International
     (Holdings), Ltd.                                                 2,304,900            124,269
   Tern Properties Co., Ltd.                                             61,200             12,564
 * The Sun's Group, Ltd.                                             17,004,000             21,817
 * Tian An China Investments Co., Ltd.                                1,238,275            294,659
   Tian Teck Land, Ltd.                                               1,098,000            315,996
 # Tianjin Development Holdings, Ltd.                                 1,118,000            387,626
 * Titan Petrochemicals Group, Ltd.                                     640,000             44,324
 * Tomorrow International Holdings, Ltd.
     New                                                                165,000             21,276
   Tonic Industries Holdings., Ltd.                                     920,000             49,443
   Top Form International, Ltd.                                       1,586,000            243,591
 * Tristate Holdings, Ltd.                                              138,000             23,903
   Truly International Holdings, Ltd.                                    66,000             90,963
   Tungtex (Holdings) Co., Ltd.                                         788,000            293,403
 * Tysan Holdings, Ltd.                                               1,040,773             40,643
 * U-Cyber Technology Holdings, Ltd.                                    432,800              8,226
 * United Power Investment, Ltd.                                      1,664,000             32,486
 * Universal Holdings Ltd                                             2,770,000             22,738
 * Universe International Holdings, Ltd.                                573,339              4,777
   U-Right International Holdings, Ltd.                               2,040,000             91,598
   USI Holdings, Ltd.                                                   928,999            113,098
 # Van Shung Chong Holdings, Ltd.                                       359,335             66,364
 * Vanda Systems & Communications
     Holdings, Ltd.                                                   2,534,000            148,934
 # Varitronix International, Ltd.                                       507,344            500,751
   Veeko International Holdings, Ltd.                                 1,420,000             32,795
   Victory City International Holdings,
     Ltd.                                                               839,768            328,303
   Vitasoy International Holdings, Ltd.                               1,423,000            325,008
 * Wah Ha Realty Co., Ltd.                                              278,600             42,538
 * Wah Nam International                                                 38,696                853
   Wai Kee Holdings, Ltd.                                             1,265,738            214,928

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Wang ON Group Ltd New                                                 47,897    $         5,836
   Wellnet Holdings, Ltd.                                             2,059,200             97,721
 * Winfoong International, Ltd.                                       1,210,000             32,527
   Wing On Co. International, Ltd.                                      565,000            579,375
   Wing Shan International, Ltd.                                        896,000             46,593
 * Winsan China Investment Group, Ltd.                                1,296,000             49,585
   Wong's International (Holdings), Ltd.                                737,641             89,850
 * Wonson International Holdings, Ltd.                                4,040,000             10,342
   World Houseware (Holdings), Ltd.                                     605,700             23,691
*# Xinao Gas Holdings, Ltd.                                           1,094,000            515,681
   Y. T. Realty Group, Ltd.                                             965,000             57,287
   Yangtzekiang Garment Manufacturing
     Co., Ltd.                                                          405,000             75,657
 * Yanion International Holdings, Ltd.                                  118,000              8,898
 * Yaohan International Holdings, Ltd.                                  974,000                  0
 * Yau Lee Holdings, Ltd.                                               534,000             26,338
   YGM Trading, Ltd.                                                    228,000            134,437
   Yip's Chemical Holdings, Ltd.                                        674,000            136,687
   Yugang International, Ltd.                                        11,916,000            113,072
 * Yunnan Enterprises Holdings, Ltd.                                    240,000             12,284
 * Zhu Kuan Development Co., Ltd.                                       646,000             32,633
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $74,974,804)                                                                   50,256,573
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $23,294)                                                                         23,293
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06                                             124,800                  0
 * Easyknit International Holdings, Ltd.
     Rights 06/07/04                                                    141,430                  0
 * Quality Healthcare Asia, Ltd.
     Warrants 01/12/04                                                   26,760                755
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                   755
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $74,998,098)                                                                   50,280,621
                                                                                   ---------------
NEW ZEALAND -- (9.1%)
COMMON STOCKS -- (9.1%)
 * AFFCO Holdings, Ltd.                                               1,935,950            304,360
   Cavalier Corp., Ltd.                                                 283,674            849,900
   CDL Hotels NZ, Ltd.                                                1,387,344            357,407
   CDL Investments NZ, Ltd.                                             306,025             53,840
   Colonial Motor Co., Ltd.                                             126,795            232,638
 * Cue Energy Resources NL                                              452,354             20,168
   DB Breweries, Ltd.                                                   312,589          1,591,228
   Ebos Group, Ltd.                                                     112,108            235,719
 * Evergreen Forests, Ltd.                                              323,301             81,670
   Hallenstein Glassons Holdings, Ltd.                                  241,638            447,449
   Hellaby Holdings, Ltd.                                               201,679            635,846
   Horizon Energy Distribution, Ltd.                                     40,420             99,159
 * Kingsgate International Corp., Ltd.                                  479,679             93,136
   Met Lifecare, Ltd.                                                   270,895            382,388
   Michael Hill International, Ltd.                                     156,746            566,477
 * New Zealand Oil & Gas, Ltd.                                          584,872    $       263,674
   New Zealand Refining Co., Ltd.                                        84,779          1,014,305
 * New Zealand Rural Properties, Ltd.                                    38,372                  0
   Northland Port Corp. (New Zealand),
     Ltd.                                                               219,997            378,068
   Nuplex Industries, Ltd.                                              271,267            863,175
 * Pacific Retail Group, Ltd.                                           194,156            268,890
   Port of Tauranga, Ltd.                                               541,952          1,734,911
   Powerco, Ltd.                                                        804,832          1,076,673
 * Provenco Group, Ltd.                                                 281,600            127,390
   Pyne Gould Guinness, Ltd.                                            229,634            226,070
   Restaurant Brand New Zealand, Ltd.                                   369,175            282,949
 * Richina Pacific, Ltd.                                                309,644             77,754
 * Rubicon, Ltd.                                                        995,760            519,144
   Ryman Healthcare Group, Ltd.                                         415,999            652,837
   Sanford, Ltd.                                                        418,047          1,273,833
   Scott Technology, Ltd.                                                60,842            123,018
 * Seafresh Fisheries                                                    80,520              1,417
 * Sky City Leisure, Ltd.                                                15,236              8,689
   South Port New Zealand, Ltd.                                          30,744             26,699
   Steel & Tube Holdings, Ltd.                                          379,638            929,660
 * Tasman Farms                                                         157,056                  0
   Taylors Group, Ltd.                                                   29,646             48,754
   Tourism Holdings, Ltd.                                               402,452            416,683
 * Trans Tasman Properties, Ltd.                                      2,311,308            580,679
   Waste Management NZ, Ltd.                                            430,471          1,246,446
   Williams & Kettle, Ltd.                                               57,558             97,652
   Wrightson, Ltd.                                                      597,701            526,077
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $13,954,178)                                                                   18,716,832
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $5,223)                                                                           5,229
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $13,959,401)                                                                   18,722,061
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Exergy, Inc.                                                           7,260                  0
                                                                                   ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Autoways Holdings Berhad                                              10,000              3,395
 * Promet Berhad                                                      1,143,000             87,229
 * Rekapacific Berhad                                                   473,000                  0
 * RNC Corp. Berhad                                                      33,000              3,560
 * Saship Holdings Berhad                                               223,520             52,351
 * Versatile Creative Berhad                                              3,000                280
 * Wing Tiek Holdings Berhad                                             95,800             22,437
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $1,278,766)                                                                       169,252
                                                                                   ---------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
*# Sansui Electric Co., Ltd.                                            252,000             80,062
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT                 VALUE+
                                                                     ------                 ------
                                                                      (000)
TEMPORARY CASH INVESTMENTS -- (11.1%)
  Repurchase Agreement, PNC Capital Markets,
    Inc. 0.89%, 06/01/04 (Collateralized by $3,765,000
    FMC Discount Notes 1.13%, 08/12/04,
    valued at $3,755,588) to be repurchased at
    $3,700,366 (Cost $3,700,000)                                $         3,700    $     3,700,000
  Repurchase Agreement, Mizuho Securities
    USA 1.00%, 06/01/04 (Collateralized by $37,418,998
    U.S. Treasury Strips, maturities ranging from 02/15/16
    to 02/15/17, valued at $19,766,812 to be repurchased
    at $19,381,380 (Cost $19,379,227)^                                   19,379         19,379,227
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $228,420,439)++                                                           $   205,500,826
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $228,472,450.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (98.1%)
COMMON STOCKS -- (98.0%)
   4imprint P.L.C.                                                       50,375    $       128,238
   600 Group P.L.C.                                                     100,910            116,445
   Abacus Group P.L.C.                                                   75,000            417,960
   Abbeycrest P.L.C.                                                     42,590             51,600
   Abbot Group P.L.C.                                                   239,595            765,886
   Aberdeen Asset Management P.L.C.                                     303,617            425,345
   Acal P.L.C.                                                           20,971            191,418
 * Acambis P.L.C.                                                       137,000            814,283
 * Advanced Medical Solutions P.L.C.                                     29,802              5,060
 * Advanced Power Components, Ltd.                                       47,871             10,791
   AEA Technology P.L.C.                                                 72,381            267,361
   AGA Food Service Group P.L.C.                                        174,500            781,156
   Aggreko P.L.C.                                                       339,200            930,678
 * AIM Group P.L.C.                                                      32,063             50,556
 * Air Partner P.L.C.                                                    11,763             88,162
 * Airflow Streamlines P.L.C.                                            20,500             21,988
   Airsprung Furniture Group P.L.C.                                      58,000             65,399
   Alba P.L.C.                                                          105,025          1,459,986
   Alexandra P.L.C.                                                      86,243            157,835
   Alexon Group P.L.C.                                                  116,632            705,851
 * Alizyme P.L.C.                                                       182,900            435,175
   Alpha Airports Group P.L.C.                                          392,541            564,523
   Alphameric P.L.C.                                                    172,688            256,630
   Alumasc Group P.L.C.                                                 100,245            262,461
   Alvis P.L.C.                                                         191,010            987,161
   Amberley Group P.L.C.                                                200,000             40,302
   Amec P.L.C.                                                           49,000            240,718
   Amstrad P.L.C.                                                       149,652            501,949
 * Anglesey Mining P.L.C.                                                55,000              3,908
   Anglo Eastern Plantations P.L.C.                                      57,166            160,067
   Anglo Pacific Group P.L.C.                                            98,309            103,244
 * Anite Group P.L.C.                                                   467,715            411,682
 * Antisoma P.L.C.                                                      301,298             92,608
 * API Group P.L.C.                                                      51,500             60,070
 * Applied Optical Technologies P.L.C.                                   75,383             43,611
 * Arena Leisure P.L.C.                                                 480,268            407,138
 * Argonaut Games, Ltd.                                                 100,000             12,051
   Arla Foods UK P.L.C.                                                 815,293            829,002
   Arm Holdings P.L.C.                                                  127,000            273,261
   Arriva P.L.C.                                                        129,697            927,211
 * Ashtead Group P.L.C.                                                 374,989            168,780
   Ashtenne Holdings P.L.C.                                              93,880            643,872
   Atkins Ws P.L.C.                                                     127,815          1,296,111
 * Atrium Underwriting P.L.C.                                            56,779            204,459
   Austin Reed Group P.L.C.                                              68,999            183,356
   Autologic Holdings P.L.C.                                             58,180            303,297
 * Autonomy Corp. P.L.C.                                                143,486            580,567
   Avesco P.L.C.                                                         29,998             51,759
   Aveva Group P.L.C.                                                    23,026            219,521
   Avis Europe P.L.C.                                                   863,316          1,491,219
   Avon Rubber P.L.C.                                                    36,672            138,237
 * AWG P.L.C.                                                            16,000            180,122
 * Axis-Shield P.L.C.                                                    58,284            170,228
   Axon Group P.L.C.                                                     59,468            138,290
   Babcock International Group P.L.C.                                   310,464    $       637,156
   Baggeridge Brick P.L.C.                                               98,000            279,860
 * Bailey (C.H.) P.L.C.                                                 109,500             15,559
 * Bailey (C.H.) P.L.C. Class B                                          10,000              6,600
 * Baltimore Technologies P.L.C.                                         60,656             49,132
   Barr (A.G.) P.L.C.                                                    43,000            579,720
   Beattie (James) P.L.C.                                               132,247            295,492
   Belhaven Brewery Group P.L.C.                                         39,070            315,461
 * Bell Group P.L.C.                                                     42,600            134,824
   Bellway P.L.C.                                                       127,364          1,763,001
   Ben Bailey P.L.C.                                                     26,000            203,851
   Benchmark Group P.L.C.                                               138,813            704,261
   Bespak P.L.C.                                                         55,918            550,949
 * Biocompatibles International P.L.C.                                   45,777            151,134
 * Bioquell P.L.C.                                                       50,194            123,413
   Biotrace International P.L.C.                                         75,000            179,026
   Birse Group P.L.C.                                                   421,901            114,154
   Black Arrow Group P.L.C.                                              56,500             72,513
   Blacks Leisure Group P.L.C.                                           60,959            468,508
   Bloomsbury Publishing P.L.C.                                          94,003            426,887
 * BNB Resources P.L.C.                                                  89,395             31,891
   Body Shop International P.L.C.                                       235,793            670,964
   Bodycote International P.L.C.                                        403,922          1,063,172
   Boot (Henry) P.L.C.                                                   47,000            322,895
   Bovis Homes Group P.L.C.                                             157,801          1,479,223
   BPP Holdings P.L.C.                                                  106,500            616,608
 * Bradstock Group P.L.C.                                                 5,200              4,195
   Brammer (H.) P.L.C.                                                  119,123            290,388
 * Brandon Hire P.L.C.                                                   37,654             87,881
   Brewin Dolphin Holdings P.L.C.                                       260,332            353,026
 * Bristol Water Group P.L.C.                                            31,800            217,760
   Britannic P.L.C.                                                     243,326          1,537,002
   British Polythene Industries P.L.C.                                   56,740            303,150
   British Vita P.L.C.                                                  223,303          1,054,501
   Brixton P.L.C.                                                       296,900          1,579,635
 * Broadcastle P.L.C.                                                    42,033             60,947
 * Brown & Jackson P.L.C.                                               296,819            285,922
 * Brown & Jackson P.L.C. Issue 04                                       84,805             81,692
   Brown (N) Group P.L.C.                                               392,889            740,109
   BSS Group P.L.C.                                                      47,905            622,875
 * BTG P.L.C.                                                           220,220            460,594
   Burtonwood Brewery P.L.C.                                             38,000            243,313
   Business Post Group P.L.C.                                            70,934            647,796
   BWD Securities P.L.C.                                                 29,403            231,995
   Caffyns P.L.C.                                                         6,000             78,922
 * Cairn Energy P.L.C.                                                  183,836          3,562,290
 * Cambridge Antibody Technology
     Group P.L.C.                                                        38,149            362,068
 * Cammell Laird Holdings P.L.C.                                        256,158             28,179
   Capital & Regional P.L.C.                                             83,991            758,498
   Capital Radio P.L.C.                                                 105,550            880,398
   Carclo P.L.C.                                                        100,463             72,700
   Care UK P.L.C.                                                        64,835            346,810
   Carillion P.L.C.                                                     286,809            876,596
 * Carlisle Holdings, Ltd.                                                8,709             54,884
   Carpetright P.L.C.                                                   113,500          2,069,326

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Carr's Milling Industries P.L.C.                                       19,000    $       115,859
  Castings P.L.C.                                                        79,000            267,948
* Cenes Pharmaceuticals P.L.C.                                          298,612             56,476
  Chamberlin & Hill P.L.C.                                               18,000             51,250
  Chapelthorpe P.L.C.                                                   627,680            189,986
  Character Group P.L.C.                                                 59,041             86,848
  Charles Taylor Consulting P.L.C.                                       67,918            344,200
* Charter P.L.C.                                                        159,633            364,414
* Che Group P.L.C.                                                       51,533             41,277
  Chemring Group P.L.C.                                                  49,000            385,554
* Chesnara P.L.C.                                                        92,900            178,844
* Chime Communications P.L.C.                                           230,438            141,501
  Chloride Group P.L.C.                                                 485,500            436,371
  Christie Group P.L.C.                                                  53,263             97,350
  Chrysalis Group P.L.C.                                                286,082            968,921
  Churchill China P.L.C.                                                 30,000            116,997
  Clarkson (Horace) P.L.C.                                               44,733            403,049
* Clinical Computing P.L.C.                                              46,666             17,068
  Clinton Cards P.L.C.                                                  433,380            656,416
* CLS Holdings P.L.C.                                                   152,907            879,018
  CML Microsystems P.L.C.                                                28,361            176,846
  Colefax Group P.L.C.                                                   60,000            110,007
  Collins Stewart Tullett P.L.C.                                         31,538            254,157
* Colt Telecom Group P.L.C.                                             257,000            395,915
  Comino Group P.L.C.                                                    11,100             36,461
  Communisis P.L.C.                                                     237,134            447,546
  Compel Group P.L.C.                                                     5,000              8,203
  Computacenter P.L.C.                                                   51,000            364,681
* Cookson Group P.L.C.                                                2,289,168          1,819,079
  Coral Products P.L.C.                                                  50,000             40,945
* Corporate Services Group P.L.C.                                     1,114,371            202,008
  Cosalt P.L.C.                                                          30,700            190,442
* Costain Group P.L.C.                                                  468,659            352,491
  Countryside Property P.L.C.                                           102,264            409,881
* Countrywide P.L.C.                                                    185,800            955,537
  Courts P.L.C.                                                         110,722            532,758
  Cox Insurance Holdings P.L.C.                                         417,814            524,916
  Cranswick P.L.C.                                                       54,941            390,681
  Crest Nicholson P.L.C.                                                267,250          1,648,327
  Creston P.L.C.                                                         28,278             76,309
  Croda International P.L.C.                                            176,035            903,221
  Cropper (James) P.L.C.                                                 22,000             59,427
* Culver Holdings P.L.C.                                                    338                 81
  Daejan Holdings P.L.C.                                                 25,000            945,840
  Dairy Crest Group P.L.C.                                              165,769          1,234,953
* Dana Petroleum P.L.C.                                                  98,651            481,118
* Danka Business Systems P.L.C.                                          85,000             83,217
  Dart Group P.L.C.                                                      74,000            168,697
  Davis Service Group P.L.C.                                            227,016          1,525,749
* Dawson Holdings P.L.C.                                                 83,245            239,435
* Dawson International P.L.C.                                           100,688             19,318
* DCS Group P.L.C.                                                       10,000              3,090
  De la Rue P.L.C.                                                      223,000          1,331,823
  Dechra Pharmaceiticals P.L.C.                                          67,432            160,616
  Delta P.L.C.                                                          200,000            289,815
  Deltron Electronics P.L.C.                                              9,339             11,214
* Densitron International P.L.C.                                         74,175             26,098
  Derwent Valley Holdings P.L.C.                                         90,000          1,379,094
  Development Securities P.L.C.                                          50,000            339,374
  DeVere Group P.L.C.                                                   132,501          1,069,913
  Devro P.L.C.                                                          213,653            412,529
  Dewhurst P.L.C.                                                         9,000    $        21,946
  Dewhurst P.L.C. Class A Non-Voting                                     15,500             32,823
  DFS Furniture Co. P.L.C.                                              135,600          1,069,031
  Diagonal P.L.C.                                                       104,323             69,674
  Dickinson Legg Group P.L.C.                                            11,935              5,148
  Dicom Group P.L.C.                                                     30,000            428,165
* Dimension Data Holdings P.L.C.                                        939,000            526,653
  Diploma P.L.C.                                                         30,191            294,257
  Domestic & General Group P.L.C.                                        47,868            526,345
  Domino Printing Sciences P.L.C.                                       355,935          1,216,022
  Domnick Hunter Group P.L.C.                                            47,242            301,171
* Dowding & Mills P.L.C.                                                336,440             67,810
  DTZ Holdings P.L.C.                                                   114,500            327,458
* Duelguide Units P.L.C.                                                  3,971             39,155
  Dyson Group P.L.C.                                                     42,750            224,318
  East Surrey Holdings P.L.C.                                           112,648            676,108
* Easynet Group P.L.C.                                                  158,575            290,715
* Ebookers P.L.C.                                                        89,700            450,132
* Edinburgh Oil & Gas P.L.C.                                             47,564            137,908
* Eidos P.L.C.                                                          150,900            328,100
  Eldridge Pope & Co. P.L.C.                                             25,000             69,310
  Eleco P.L.C.                                                          104,685             58,426
  Electronic Data Processing P.L.C.                                      55,200             63,070
* Elementis P.L.C.                                                      573,383            376,394
* Emerald Energy P.L.C.                                               3,205,540            101,888
* Emess P.L.C.                                                          288,250             43,056
  Ennstone P.L.C.                                                       295,323            200,188
* Enodis P.L.C.                                                         524,429            798,442
  Estates & General P.L.C.                                               10,000             38,976
  Eurocopy P.L.C.                                                        41,051             29,337
* Eurodis Electron P.L.C.                                             1,230,802            115,166
  Euromoney Institutional
    Investors P.L.C.                                                    117,550            816,481
  European Colour P.L.C.                                                 82,090             26,967
  European Motor Holdings P.L.C.                                        118,325            437,375
* European Telecom P.L.C.                                                 7,000                  0
* Evans of Leeds Contingent
    Units P.L.C.                                                         80,000                  0
  Expro International Group P.L.C.                                       74,744            370,127
  Fenner P.L.C.                                                         144,722            273,430
* Ferguson International
    Holdings P.L.C.                                                      89,105             44,110
  Ferraris Group P.L.C.                                                  63,540            121,776
* Fibernet Group P.L.C.                                                  70,153            133,783
* FII Group P.L.C.                                                       41,166              5,095
  Filtronic P.L.C.                                                       98,438            543,600
  Financial Objects P.L.C.                                                7,000              5,137
  Findel P.L.C.                                                         142,288            998,925
  First Choice Holidays P.L.C.                                          648,683          1,423,992
  First Technology P.L.C.                                               128,111            689,227
  Fisher (James) & Sons P.L.C.                                           76,000            379,339
  FKI P.L.C.                                                            702,700          1,428,568
  Forminster P.L.C.                                                      43,333             16,370
  Forth Ports P.L.C.                                                    142,983          2,990,417
  Fortress Holdings P.L.C.                                              120,728             58,104
* Fortune Oil P.L.C.                                                  1,805,243            189,074
  Freeport P.L.C.                                                        35,006            221,978
  French Connection Group P.L.C.                                        125,000            993,645
  Fuller, Smith & Turner P.L.C. Series A                                 20,000            234,947
  Fulmar P.L.C.                                                         107,500            147,709
  Future Network P.L.C.                                                 430,444            493,474

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Galliford Try P.L.C.                                                  517,870    $       472,895
  Game Group P.L.C.                                                     534,000            594,687
  Games Workshop Group P.L.C.                                            41,013            488,138
  Gaming International P.L.C.                                            14,000             11,294
* Garton Engineering P.L.C.                                              10,248                  0
* Gaskell P.L.C.                                                         36,000              9,917
  GB Group P.L.C.                                                       250,000             89,245
  Geest P.L.C.                                                           97,588          1,046,634
* Get Group P.L.C.                                                       13,200             49,051
  Gibbs & Dandy P.L.C.                                                    9,000             51,953
  Gleeson (M.J.) Group P.L.C.                                            22,471            460,503
* Glotel P.L.C.                                                          49,741            101,535
  Go-Ahead Group P.L.C.                                                  40,000            903,604
  Goldshield Group P.L.C.                                                42,212            191,253
  Gowrings P.L.C.                                                         5,000              5,638
  Grainger Trust, Ltd.                                                   33,075          1,028,757
  Great Portland Estates P.L.C.                                         272,408          1,311,337
  Greene King P.L.C.                                                     80,593          1,345,783
* Greenwich Resources P.L.C.                                            438,664             16,085
  Greggs P.L.C.                                                          26,000          1,613,385
* Gresham Computing P.L.C.                                               65,768            372,592
  Guiness Peat Group P.L.C.                                           1,025,981          1,252,805
  GWR Group P.L.C.                                                      170,000            798,089
* Gyrus Group P.L.C.                                                    110,664            406,578
  Halma P.L.C.                                                          489,564          1,342,522
  Halstead (James) Group P.L.C.                                          52,208            424,027
* Hampson Industries P.L.C.                                             250,757             93,276
* Hampton Trust P.L.C.                                                  232,050              7,977
* Hardy Underwriting Group P.L.C.                                        40,318            186,182
  Hardys & Hansons P.L.C.                                                48,000            442,876
* Hartstone Group P.L.C.                                                240,263              8,395
* Harvey Nash Group P.L.C.                                              183,750            230,484
  Havelock Europa P.L.C.                                                 27,660             47,641
* Hawtin P.L.C.                                                         196,500             32,425
  Haynes Publishing Group P.L.C.                                         14,703             89,860
  Headlam Group P.L.C.                                                  152,974          1,146,673
  Heath (Samuel) & Sons P.L.C.                                            7,500             54,316
  Helical Bar P.L.C.                                                     46,000            702,439
  Helphire Group P.L.C.                                                 159,600            575,345
  Henlys Group P.L.C.                                                   133,303             39,034
  Hercules Property Services P.L.C.                                      25,132            130,651
  Heywood Williams Group P.L.C.                                         140,400            200,099
  Highbury House
    Communications P.L.C.                                               439,166            160,843
  Highway Insurance Holdings P.L.C.                                     467,933            284,049
  Hill & Smith Holdings P.L.C.                                           86,850            157,629
  Hiscox P.L.C.                                                         387,778          1,096,445
  Hit Entertainment P.L.C.                                              195,791          1,071,792
  Hitachi Capital (UK) P.L.C.                                            53,912            198,403
  Holidaybreak P.L.C.                                                    92,974            869,965
* Homeserve P.L.C.                                                       86,400          1,061,022
  Homestyle Group P.L.C.                                                 76,141            122,768
  Hornby P.L.C.                                                          10,000            187,903
  House of Fraser P.L.C.                                                395,650            840,971
  Hunting P.L.C.                                                        223,174            596,088
  Huntleigh Technology P.L.C.                                            66,958            432,702
  Huntsworth P.L.C.                                                     135,000             55,291
* Hyder Consulting P.L.C.                                                16,308             41,660
* IAF Group P.L.C.                                                       30,000              6,325
  IFX Group P.L.C.                                                       34,486             61,652
* Imagination Technologies
    Group P.L.C.                                                        239,934    $       373,222
* IMS Group P.L.C.                                                       75,000              6,188
  Incepta Group P.L.C.                                                  280,643            429,811
  Inchcape P.L.C.                                                        20,000            577,805
* Industrial & Commercial
    Holdings P.L.C.                                                       5,000                137
  Infast Group P.L.C.                                                   301,224            123,085
* Intec Telecom Systems P.L.C.                                          275,141            320,417
  Intelek P.L.C.                                                         99,880             19,624
* Intertek Group P.L.C.                                                  70,100            695,867
  Intserve P.L.C.                                                       179,459            833,338
* Invensys P.L.C.                                                     5,864,457          1,746,088
* Inveresk P.L.C.                                                       150,000             38,609
* IQE P.L.C.                                                            132,400             26,167
  ISIS Asset Management P.L.C.                                          199,626            656,212
  Isoft Group P.L.C.                                                    210,764          1,494,736
  Isotron P.L.C.                                                         50,325            429,477
  Ite Group P.L.C.                                                      374,735            387,964
  Itnet P.L.C.                                                           90,278            480,899
  Jarvis P.L.C.                                                         230,379            347,566
* Jarvis Porter Group P.L.C.                                             99,894             37,088
  JJB Sports P.L.C.                                                     308,125          1,426,339
  JKX Oil and Gas P.L.C.                                                220,533            323,972
  John David Group P.L.C.                                               114,500            442,969
  Johnson Service Group P.L.C.                                          125,535            897,811
  Johnston Group P.L.C.                                                  26,000            140,626
* Kalamazoo Computer Group P.L.C.                                        56,120              1,801
  KBC Advanced Technologies P.L.C.                                       25,000             13,443
  Keller Group P.L.C.                                                   123,128            488,996
  Kensington Group P.L.C.                                                71,789            551,496
* Kewill Systems P.L.C.                                                  88,409             96,878
  Kidde P.L.C.                                                          232,000            483,625
  Kier Group P.L.C.                                                      51,293            591,895
  Kiln P.L.C.                                                           271,733            408,358
* Kingston Communications P.L.C.                                        453,332            512,495
  Kleeneze P.L.C.                                                        84,300            177,912
* Knowledge Support Systems
    Group P.L.C.                                                         25,000                367
  Laing (John) P.L.C.                                                   301,961          1,183,895
  Laird Group P.L.C.                                                    163,100            858,567
  Lambert Howarth Group P.L.C.                                           32,592            174,986
* Lastminute.com P.L.C.                                                 258,882            876,814
* Laura Ashley Holdings P.L.C.                                          623,937            157,536
  Lavendon Group P.L.C.                                                  50,092            119,833
* Leeds United P.L.C.                                                    66,000                181
  Lincat Group P.L.C.                                                    19,000            140,256
  Linton Park P.L.C.                                                     39,000            293,525
  Linx Printing Technologies P.L.C.                                      27,000            171,616
  Litho Supplies P.L.C.                                                  20,000             17,422
  London Bridge Software
    Holdings P.L.C.                                                     215,910            376,037
* London Clubs International P.L.C.                                     293,962            685,237
  London Industrial P.L.C.                                               22,308            657,855
  London Merchant Securities P.L.C.                                     324,905          1,031,678
  London Scottish Bank P.L.C.                                           263,000            627,960
  Lookers P.L.C.                                                         53,160            286,711
* Lorien P.L.C.                                                          60,000             97,275
  Low & Bonar P.L.C.                                                    132,598            261,673
  Luminar P.L.C.                                                         99,500            803,665
  Lupus Capital P.L.C.                                                  191,787             56,367

                                                                         SHARES             VALUE+
                                                                         ------             ------
* M.L. Laboratories P.L.C.                                              298,631    $       100,910
  Macfarlane Group P.L.C.                                               228,287            104,830
  Macro 4 P.L.C.                                                         42,500            131,774
  Maiden Group P.L.C.                                                    16,800             68,719
  Mallett P.L.C.                                                         24,837            121,129
  Management Consulting Group P.L.C.                                    310,972            184,468
  Manchester United P.L.C.                                              377,176          1,668,761
  Manganese Bronze Holdings P.L.C.                                       32,184            138,796
  Marlborough Stirling P.L.C.                                           300,047            333,427
  Marshalls P.L.C.                                                      225,800          1,187,353
* Martin International Holdings P.L.C.                                  135,800             58,679
* Marylebone Warwick Balfour
    Group P.L.C.                                                        124,686            123,218
* Matalan P.L.C.                                                         84,701            282,971
  Mayflower Corp. P.L.C.                                                550,636             68,145
  McAlpine (Alfred) P.L.C.                                              196,111            995,759
  McBride P.L.C.                                                        202,000            524,364
  McCarthy & Stone P.L.C.                                               194,968          1,959,002
  McKay Securities P.L.C.                                                68,500            266,765
* Medical Solutions P.L.C.                                              126,658             99,360
* Medisys P.L.C.                                                        513,463             92,407
  Meggitt P.L.C.                                                        360,317          1,659,334
  Mentmore P.L.C.                                                       236,561            490,958
  Menzies (John) P.L.C.                                                  76,229            606,406
* Merant P.L.C.                                                         172,500            600,913
  Merchant Retail Group P.L.C.                                          185,666            531,166
  Merrydown P.L.C.                                                       59,927            102,111
  Mersey Docks & Harbour Co. P.L.C.                                     104,554          1,323,046
  Metal Bulletin P.L.C.                                                  95,500            358,780
  Metalrax Group P.L.C.                                                 358,740            546,843
  MFI Furniture Group P.L.C.                                             60,855            166,698
  Mice Group P.L.C.                                                     139,909            179,377
  Michael Page International P.L.C.                                     436,800          1,355,326
* Microgen P.L.C.                                                        98,405            106,669
  Millennium and Copthorne
    Hotels P.L.C.                                                        80,633            467,987
  Minerva P.L.C.                                                        220,430            970,153
  Mitie Group P.L.C.                                                    500,000          1,053,188
  Molins P.L.C.                                                          68,000            202,543
  Monsoon P.L.C.                                                         71,000            225,222
* Morgan Crucible Company P.L.C.                                        330,666            727,958
  Morgan Sindall P.L.C.                                                  66,000            532,724
  Morse P.L.C.                                                          171,777            407,928
  Moss Brothers Group P.L.C.                                            163,400            220,005
  Mowlem (John) & Co. P.L.C.                                            341,969          1,182,358
  MS International P.L.C.                                                71,500             44,041
  MSB International P.L.C.                                               16,000             21,165
  Mtl Instruments Group P.L.C.                                           14,748             58,913
  Mucklow (A & J) Group P.L.C.                                          175,000            923,987
* My Travel Group P.L.C.                                                628,934            100,751
  National Express Group P.L.C.                                          25,000            319,431
  Nestor Healthcare Group P.L.C.                                        180,200            443,019
* New Avesco P.L.C.                                                      29,998             30,250
  Newcastle United P.L.C.                                               148,923            101,026
  NHP P.L.C.                                                            281,875          1,022,806
  Nichols P.L.C.                                                         66,550            149,805
  Nord Anglia Education P.L.C.                                           29,624            122,202
  Northamber P.L.C.                                                      75,888            105,048
  Northern Foods P.L.C.                                                 527,042          1,495,546
* Northgate Information Solutions P.L.C.                                659,558            721,684
  Northgate P.L.C.                                                      118,200          1,361,972
  Novar P.L.C.                                                          526,365    $     1,206,099
* NSB Retail P.L.C.                                                     461,606            222,253
* NXT P.L.C.                                                            101,922            184,493
  Ocean Wilsons Holdings, Ltd.                                           84,250            243,643
* OEM P.L.C.                                                             12,000             12,431
* Orbis P.L.C.                                                           11,428              3,149
* Osmetech P.L.C.                                                       669,354             49,130
  Ottakar's P.L.C.                                                       30,000            222,791
  Owen (H.R.) P.L.C.                                                     34,000            128,191
* Oxford Biomedica, Ltd.                                                412,582            126,567
  Oxford Instruments P.L.C.                                              63,163            272,316
* Pace Micro Technology P.L.C.                                          319,767            299,277
  Paladin Resources P.L.C.                                              427,630            953,097
* Palmaris Capital P.L.C.                                                42,500              9,229
  Paragon Group of Companies P.L.C.                                     153,200            910,670
* Parity Group P.L.C.                                                   241,406             44,336
  Park Group P.L.C.                                                     291,600            158,136
  Partridge Fine Arts P.L.C.                                             58,000             66,463
  Pendragon P.L.C.                                                      239,375          1,355,979
  Penna Consulting P.L.C.                                                33,000             83,709
  Peterhouse Group P.L.C.                                                85,427            304,835
* Pharmagene P.L.C.                                                     160,000            140,030
* Photo-Me International P.L.C.                                         513,175            887,039
  PHS Group P.L.C.                                                      692,231            977,356
* Phytopharm P.L.C.                                                      56,696            161,443
  Pillar Property P.L.C.                                                150,588          1,545,559
  Pittards P.L.C.                                                        60,985             53,127
  Planit Holdings P.L.C.                                                235,000            114,153
* Plantation & General P.L.C.                                            70,623             23,307
* Plasmon P.L.C.                                                        100,000            342,213
  Portmeirion Group P.L.C.                                               22,856             70,191
  Porvair P.L.C.                                                         62,000            123,904
* PPL Therapeutics P.L.C.                                                43,529              3,591
  Premier Farnell P.L.C.                                                 18,000             79,867
* Premier Oil P.L.C.                                                    105,748          1,028,623
* Pressac P.L.C.                                                         78,129             18,583
  Primary Health Properties P.L.C.                                       23,784             96,032
* Probus Estates P.L.C.                                                  83,333              1,360
* Protherics P.L.C.                                                     506,828            481,138
* Provalis P.L.C.                                                       375,538             42,174
  PSD Group P.L.C.                                                       43,500            188,420
* Psion P.L.C.                                                          548,800            570,818
  PZ Cuzzons P.L.C.                                                      29,000            579,329
* QA P.L.C.                                                             158,950             11,987
* Queens Moat Houses P.L.C.                                             159,000             24,779
  Quintain Estates &
    Development P.L.C.                                                  158,650          1,156,875
* QXL Ricardo P.L.C.                                                        130                953
  RAC P.L.C.                                                            142,900          1,736,997
  Radamec Group P.L.C.                                                   35,000             24,667
  Radstone Technology P.L.C.                                             40,384            248,933
  Ransom (William) & Son P.L.C.                                          30,000             27,666
* Redbus Imterhouse P.L.C.                                              206,250             27,877
  Redrow P.L.C.                                                         212,951          1,292,262
* Redstone P.L.C.                                                       257,485             40,162
  Reed Health Group P.L.C.                                              155,333            169,827
  Reg Vardy P.L.C.                                                      103,597          1,008,142
  Regent Inns P.L.C.                                                    162,667            115,889
  Reliance Security Group P.L.C.                                         26,998            265,843
  Renishaw P.L.C.                                                       146,806          1,257,006
  Renold P.L.C.                                                         144,000            198,248

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Restaurant Group P.L.C.                                               241,516    $       371,734
  Ricardo P.L.C.                                                        114,409            392,465
  Richmond Foods P.L.C.                                                  30,683            281,049
* Richmond Oil & Gas P.L.C.                                             220,000                  0
  RM P.L.C.                                                             119,174            297,544
* RMS Communications P.L.C.                                              15,000                  0
  Robert Wiseman Dairies P.L.C.                                         105,437            456,719
  ROK property solutions P.L.C.                                          58,166            369,821
  Rotork P.L.C.                                                         185,440          1,296,919
  Roxboro Group P.L.C.                                                    9,304             49,265
* Royal Doulton P.L.C.                                                  240,000             35,785
  Royalblue Group P.L.C.                                                 47,200            446,391
  RPC Group P.L.C.                                                      116,100            362,329
  RPS Group P.L.C.                                                      257,158            565,646
  Rugby Estates P.L.C.                                                    9,100             43,825
  Rutland Trust P.L.C.                                                  174,255            115,016
  S & U P.L.C.                                                           21,140            198,701
* Safeland P.L.C.                                                        25,000             24,064
  Salvesen (Christian) P.L.C.                                           334,415            303,878
  Sanctuary Group P.L.C.                                                444,589            391,481
  Savills P.L.C.                                                        104,000            846,434
* Scapa Group P.L.C.                                                    163,581             84,493
* Scipher P.L.C.                                                         34,563              1,519
  Scottish & Newcastle P.L.C.                                            58,467            457,309
  Scottish Radio Holdings P.L.C.                                         45,800            731,727
  SCS Upholstery P.L.C.                                                  29,000            123,567
* SDL P.L.C.                                                             71,511            152,889
  Secure Trust Group P.L.C.                                              27,118            203,729
  Securicor P.L.C.                                                      664,050          1,467,982
  Senior P.L.C.                                                         122,900             81,908
  Serco Group P.L.C.                                                    233,359            864,852
* Servicepower Technologies P.L.C.                                      150,000            101,489
  Severfield-Rowan P.L.C.                                                26,211            167,694
* SFI Group P.L.C.                                                       26,713             15,183
  Shaftesbury P.L.C.                                                    171,500            811,135
  Shanks & McEwan Group P.L.C.                                          311,671            674,921
  Shiloh P.L.C.                                                          14,500             34,312
  SHL Group P.L.C.                                                       41,650             84,145
* ShopRite Group P.L.C.                                                 204,780             46,932
  SIG P.L.C.                                                            157,030          1,036,767
* Simon Group P.L.C.                                                    348,089            304,205
  Sinclair (William) Holdings P.L.C.                                     53,000             73,733
  Singer & Friedlander Group P.L.C.                                     213,875            921,738
  Sirdar P.L.C.                                                          41,600             25,894
* Skyepharma P.L.C.                                                     808,847            885,591
  Smart (J.) & Co. (Contractors) P.L.C.                                  22,500            204,200
* Smart Approach Group P.L.C.                                           251,985              5,313
  SMG P.L.C.                                                            425,192            865,322
  Smith (David S.) Holdings P.L.C.                                      468,840          1,341,103
  Smith (James) Estates P.L.C.                                           13,000             83,422
  Smith (W.H.) P.L.C.                                                   125,843            825,648
* Soco International P.L.C.                                              95,932            598,301
  Somerfield P.L.C.                                                     601,400          1,580,756
* South Staffordshire Group P.L.C.                                       21,600            293,058
  Southampton Leisure Holdings P.L.C.                                    19,615             16,157
  Spectris P.L.C.                                                       166,081          1,399,346
  Speedy Hire P.L.C.                                                     56,892            422,113
  Spirax-Sarco Engineering P.L.C.                                       106,811          1,072,159
* Spirent P.L.C.                                                      1,153,237          1,363,208
* Sportech P.L.C.                                                       435,000             93,718
  Spring Group P.L.C.                                                   208,638            428,374
* Springwood P.L.C.                                                      37,500    $         2,406
  SSL International P.L.C.                                              229,700          1,342,004
  St. Ives P.L.C.                                                       129,400            853,964
  St. Modwen Properties P.L.C.                                          160,800            845,222
  Staffware P.L.C.                                                       16,613            239,611
  Stanelco P.L.C.                                                     1,012,741            108,917
  Stanley (Charles) Group P.L.C.                                         86,800            331,018
  Stanley Leisure Organisation P.L.C.                                   226,209          1,945,266
* Sterling Publishing Group P.L.C.                                       75,298             12,465
  Stylo P.L.C.                                                           64,096             58,154
* Superscape P.L.C.                                                     162,101             91,112
* Surfcontrol P.L.C.                                                     42,400            442,856
  Swallowfield P.L.C.                                                    15,000             21,218
  Sygen International P.L.C.                                            492,975            422,627
  Synstar P.L.C.                                                        216,206            293,025
  T&F Informa Group P.L.C.                                              355,029          2,344,884
* T. Clarke P.L.C.                                                       16,213            137,151
* Tadpole Technology P.L.C.                                             314,463             91,903
* Tandem Group P.L.C.                                                   327,365                  0
  Tarsus Group P.L.C.                                                    34,855             56,452
  Taylor Nelson AGB P.L.C.                                              109,000            402,898
  TBI P.L.C.                                                            696,132            827,268
  Ted Baker P.L.C.                                                       48,829            371,173
* Telecommunications Group P.L.C.                                        45,958              1,884
  Telemetrix P.L.C.                                                     165,708            398,370
* Telspec P.L.C.                                                         25,000              6,898
* Terence Chapman Group P.L.C.                                           62,500                363
  Tex Holdings P.L.C.                                                    14,000             40,615
  The Big Food Group P.L.C.                                             466,847            857,541
* The Innovation Group P.L.C.                                           940,000            539,722
  The Malcolm Group P.L.C.                                              109,377            165,497
* The Television Corp. P.L.C.                                            81,937            124,993
* The Wireless Group P.L.C.                                              88,460            150,404
  Thorntons P.L.C.                                                      158,000            456,643
  Thorpe (F.W.) P.L.C.                                                   24,000             99,948
* Thus Group P.L.C.                                                   1,697,000            809,908
  Tibbett & Britten Group P.L.C.                                         86,123            706,030
  Tinsley (Eliza) Group P.L.C.                                           19,844              8,898
* Toad Group P.L.C.                                                      85,507             29,520
  Topps Tiles P.L.C.                                                    348,450          1,000,669
  Tops Estates P.L.C.                                                    41,188            221,614
* Torotrak P.L.C.                                                       134,282            148,992
* Tottenham Hotspur P.L.C.                                              150,000             75,948
  Town Centre Securities (New) P.L.C.                                   142,137            622,281
  Trace Computers P.L.C.                                                 33,552             47,094
* Trafficmaster P.L.C.                                                  151,708            218,362
  Transport Development Group P.L.C.                                    108,182            406,896
  Trifast P.L.C.                                                        135,388            168,736
  Trio Holdings P.L.C.                                                   50,000             20,603
  TT Electronics P.L.C.                                                 158,390            420,707
  Tullow Oil P.L.C.                                                     500,218            939,453
  U.K. Coal P.L.C.                                                      194,549            544,354
  Ulster Television, Ltd.                                               115,602            915,777
  Ultra Electronics Holdings P.L.C.                                      86,645            891,366
  Ultraframe P.L.C.                                                     129,685            290,765
  Umeco P.L.C.                                                           43,150            287,092
  Uniq P.L.C.                                                           152,986            486,608
  Unite Group P.L.C.                                                    144,289            461,840
  Universal Salvage P.L.C.                                               14,255             16,427
* Vanco P.L.C.                                                           69,249            288,439
* Vega Group P.L.C.                                                      32,300             96,327

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Vernalis P.L.C.                                                      225,579    $       210,715
 * Vert (Jacques) P.L.C.                                                 45,000             12,150
   Victoria P.L.C.                                                       12,000             82,650
   Victrex P.L.C.                                                       136,254            817,553
   Vitec Group P.L.C.                                                    47,953            306,193
 * Volex Group P.L.C.                                                    58,801            137,378
   VP P.L.C.                                                             83,100            184,943
   VT Group P.L.C.                                                      229,432          1,115,147
   Wagon P.L.C.                                                          65,292            193,420
 * Walker Greenbank P.L.C.                                               53,105             13,631
   Warner Estate Holdings P.L.C.                                         70,000            609,259
 * Waterdorm P.L.C.                                                     105,000                  0
   Waterman P.L.C.                                                       74,473            102,443
   Watermark Group P.L.C.                                                68,660            175,579
   Weir Group P.L.C.                                                    244,736          1,315,453
   Wellington Holdings P.L.C.                                             9,000             22,019
   Wembley P.L.C.                                                        36,926            579,908
   Westbury P.L.C.                                                      202,522          1,590,613
 * Weston Medical Group P.L.C.                                           50,200              2,301
   Wetherspoon (J.D.) P.L.C.                                            264,451          1,395,753
   Whatman P.L.C.                                                       241,935            925,041
   White Young Green P.L.C.                                              74,666            256,204
   Whitehead Mann Group P.L.C.                                           95,000            471,388
   Whittard of Chelsea P.L.C.                                            30,000            106,083
 * Wiggins Group P.L.C.                                               1,148,266            116,317
   Wilmington Group P.L.C.                                               66,592            131,080
   Wilshaw P.L.C.                                                       198,409             40,924
   Wilson Bowden P.L.C.                                                   7,000            132,913
   Wincanton P.L.C.                                                     147,600            568,882
   Windsor P.L.C.                                                        50,000             36,220
   Wintrust P.L.C.                                                       22,500            243,795
   Wolverhampton & Dudley
     Breweries P.L.C.                                                    90,173          1,358,033
   Wood Group (John) P.L.C.                                             555,826          1,451,077
   Woolworths Group P.L.C.                                            1,717,965          1,395,056
 * Worthington Group P.L.C.                                             102,653              6,587
   WSP Group P.L.C.                                                      90,000            326,527
   Wyevale Garden Centres P.L.C.                                         74,407            492,681
   Wyndeham Press Group P.L.C.                                           73,066            142,685
 * XAAR P.L.C.                                                           66,357            101,854
   XANSA P.L.C.                                                         459,994            711,901
 * Xenova Group P.L.C.                                                  436,931             69,819
 * XKO Group P.L.C.                                                      30,304             49,265
   Yates Group P.L.C.                                                    76,263            139,877
 * Yorkshire Group P.L.C.                                                82,504              8,698
   Young & Co's Brewery P.L.C.                                           10,000    $       164,835
   Young & Co's Brewery P.L.C. Class A                                    5,234            108,907
   Yule Catto & Co. P.L.C.                                              194,090            854,572
   Zotefoams P.L.C.                                                      62,000             79,745
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $203,560,900)                                                                 268,369,725
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * British Pound Sterling
     (Cost $229,507)                                                                       222,287
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Creston P.L.C. Warrants 03/31/04                                       1,000                  0
 * Letter of Entitlements - Audemars
     Piguet                                                              90,242                  0
 * Planestation Group P.L.C
     Warrants 01/13/11                                                  229,653              5,684
 * Xenova Group P.L.C. Rights 12/17/03                                   94,500                  0
 * Xenova Group P.L.C.
     Warrants 12/31/08                                                   56,991              3,527
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $4,781)                                                                             9,211
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $203,795,188)                                                                 268,601,223
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
   INVESTMENTS -- (1.9%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $5,065,000
    FHLB Notes 3.375%, 06/15/04,
    valued at $5,147,306) to be
    repurchased at $5,071,501
    (Cost $5,071,000)                                           $         5,071          5,071,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $208,866,188)++                                                            $   273,672,223
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $208,877,321.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
   Affine                                                                 1,400    $       111,141
 * Ales Groupe SA                                                         1,900             81,408
 * Ales Groupe SA Issue 04                                                  316             13,120
   Algeco SA                                                              3,326            380,445
*# Alstom SA                                                            177,212            203,694
 * Altedia SA                                                             2,800             52,790
*# Alten SA                                                              21,372            321,491
 * Altran Technologies SA                                                82,633            889,605
   Apem SA                                                                1,000             65,922
   April Group SA                                                        31,201            604,186
   Ares (Groupe) SA                                                       5,500             30,219
   Arkopharma                                                             6,240            380,897
 * Assystem Brime SA                                                      7,580            147,697
 * Aubay SA                                                               5,700             25,359
 * Audika SA                                                              1,900            115,410
 * Baccarat SA                                                            1,090            116,022
   Bacou-Dalloz                                                           6,287            495,609
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                   4,615          1,419,452
   Banque Tarneaud SA                                                     1,000            176,586
   Beneteau SA                                                           13,527            814,140
 * Bigben Interactive                                                     2,100             10,569
   Boiron SA                                                             16,659            389,968
 * Boizel Chanoine Champagne SA                                             600             32,718
   Bonduelle SA                                                           6,723            619,536
 # Bongrain SA                                                           13,083            880,044
 * Bricorama SA                                                           3,379            189,152
   Brioche Pasquier SA                                                    2,888            188,628
   Buffalo Grill SA                                                       1,028             15,036
 * Bull SA                                                              105,500            114,645
   Burelle SA                                                             4,030            422,845
 * Business Objects SA                                                   16,500            362,041
 * BVRP SA                                                                2,900             40,533
 * Camaieu SA                                                             4,988            441,236
 * Cap Gemini SA                                                          3,066            117,597
   Carbone Lorraine                                                      33,245          1,243,712
   Cegedim SA                                                             6,902            498,758
   CEGID SA                                                              18,000            490,644
   CFCAL-Banque                                                             840            296,612
   CFF Recycling                                                         10,576          1,207,323
 * Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux Sa                                                       6,400            336,129
 # Clarins SA                                                             7,332            457,193
*# Club Mediterranee SA                                                  15,665            663,617
   Consortium International
     de Diffusion et de
     Representation Sante                                                   600              8,362
   Crometal SA                                                            1,100             54,973
 * CS Communication et Systemes                                           4,983            135,994
 * Damartex SA                                                           22,900            667,998
 * Dane-Elec Memory SA                                                   11,400             43,833
   Delachaux SA                                                           1,300            150,026
   Deveaux SA                                                             1,040            113,545
   Didot-Bottin                                                           1,620    $       213,257
 * DMC (Dollfus Mieg et Cie)                                              9,630             62,941
   Dynaction SA                                                          10,660            212,889
   Eiffage SA                                                             7,650            595,213
   Electricite de Strasbourg                                             23,784          3,050,984
   Elior                                                                104,108            893,767
   Esso SA                                                                3,200            449,270
   Etam Developpement SA                                                  7,300            296,555
   Euler-Hermes SA                                                       12,758            704,170
 * Eurafrance                                                            43,296          2,661,228
 * Euraltech SA                                                          11,700             22,432
*# Euro Disney SCA                                                      797,643            360,193
 * Evialis SA                                                             1,200             43,582
   Exel Industries SA                                                     1,800            108,730
   Explosifs et de Produits Chimiques                                       524            138,841
 # Faurecia SA                                                            6,500            421,238
   Fimalac SA                                                           111,143          4,344,466
   Fininfo SA                                                             9,760            273,837
 * Fleury Michon SA                                                       3,100            143,678
   Fonciere Lyonnaise SA                                                  9,596            413,614
   France-Africaine de Recherches
     Petrolieres (Francarep)                                              4,250            539,613
   Francois Freres (Tonnellerie) SA                                       3,150             80,462
 * Gantois Series A                                                         647             37,048
 * Gascogne SA                                                            6,472            566,467
 # Gaumont                                                               14,607            979,019
 * GCI (Groupe Chatellier Industrie SA)                                   7,258                886
*# Generale de Geophysique SA                                            20,770          1,027,647
   Generale de Sante                                                     32,259            445,331
   Generale Location SA                                                   9,000            201,787
 * Geodis SA                                                              4,379            335,099
   Gespac System                                                          1,100             18,671
   Gevelot                                                                3,584            202,715
   GFI Informatique SA                                                   26,700            196,824
 # Gifi                                                                   4,678            359,086
 * Ginger (Groupe Ingenierie Europe)                                      2,600             41,562
   Grands Moulins de Strasbourg                                             110             56,417
 * Groupe Bourbon SA                                                      5,440            640,249
   Groupe Crit                                                            6,900            147,381
 * Groupe Flo SA                                                         11,900             63,126
 * Groupe Focal SA                                                        1,400             14,819
 * Groupe Go Sport SA                                                     2,207            173,770
   Groupe Guillin SA                                                      1,200             95,301
   Groupe Open SA                                                         2,000             77,199
   Groupe Steria                                                         14,365            499,032
   Guerbet SA                                                             1,700            113,353
 * Guitel                                                                   116                921
   Guyenne et Gascogne SA                                                26,000          2,966,673
   Havas SA                                                              62,300            330,724
   Hoteliere Lutetia Concorde                                             2,505            444,858
 * Hotels et Casinos de Deauville                                         2,055          1,092,020
   Hyparlo SA                                                             5,514            287,662
   IDSUD                                                                    614             18,855
   IMS International Metal Service SA                                    12,630            100,187
   Industrielle et Financiere
     d'Entreprise SA                                                        300             46,330

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Infogrames Entertainment SA                                           83,638    $       243,609
*# Ingenico SA                                                           61,820            847,231
 * Ioltech SA                                                               500             49,410
   Ipsos SA                                                               5,776            616,677
   Kaufman et Broad SA                                                    7,722            283,530
   Lafuma SA                                                                810             61,072
   Laurent-Perrier                                                        3,100            107,861
   Lectra Systemes SA                                                    23,092            182,491
   Lisi SA                                                                7,827            367,823
   Manitou SA                                                            11,092          1,230,726
   Manutan International SA                                               4,700            214,023
   Marionnaud Parfumeries Retails
     Perfumes                                                            11,209            396,275
 * Matussiere et Forest SA                                               13,600             48,162
 * Metaleurop SA                                                         35,449             23,376
   MGI Coutier SA                                                         1,400             48,843
 * Montupet SA                                                           32,450            595,240
 * Mr. Bricolage SA                                                       6,600            217,595
 * MRM                                                                    1,424             17,077
   Neopost SA                                                             7,200            408,321
 * Nexans                                                                15,136            497,083
   Norbert Dentressangle                                                  8,372            413,549
   Nord Est SA                                                           21,507          1,078,212
*# Oberthur Card Systems SA                                              53,640            381,483
 * Oeneo                                                                 31,265            137,568
 * Otor SA                                                               13,700             63,530
 * Parcours SA                                                            5,300             32,310
 * Passat SA                                                              2,400             46,793
 * Penauille Polyservices SA                                             10,200            104,292
 * Petit Forestier SA                                                     3,043            122,577
   Pierre & Vacances                                                      6,635            568,255
 * Pinguely-Haulotte SA                                                  25,000            183,974
   Plastic Omnium SA                                                     15,423            758,701
   Plastivaloire SA                                                       1,700             44,364
   Prosodie SA                                                            4,500            128,020
   PSB Industries SA                                                      1,240            162,793
 * Radiall SA                                                             1,340            106,339
   Robertet SA                                                            1,076            120,950
   Rodriguez Group SA                                                     9,687            525,517
   Rougier SA                                                             2,040            153,195
 * S.T. Dupont SA                                                         3,800             18,331
   Sabeton                                                               13,500            197,874
   Samse SA                                                               4,400            549,728
 * Sasa Industries SA                                                     1,000             26,262
 * Saveurs de France-Brossard                                               900             22,159
 * Scor SA                                                              524,279            768,216
 * SDR de Bretagne SA                                                     1,314             41,691
   SEB SA Prime Fidelite 2002                                             3,300            371,106
   Sechilienne-Sidec                                                      2,200            389,838
   Securidev SA                                                           1,500             19,853
   Selectibail                                                           29,286            896,890
   Signaux Girod SA                                                         600             29,689
   SILIC (Societe Immobiliere
     de Location pour L'industrie
     et le Commerce)                                                     15,009          1,014,484
   Skis Rossignol SA                                                     41,668            687,273
   Smoby SA                                                                 500             44,622
   Societe du Louvre SA                                                   9,503            911,925
 * Societe Francais des Papiers Peints                                      400              4,772
   Societe Industrielle D'Aviations
     Latecoere SA                                                         3,700            121,799
   Societe Pour L'Informatique
     Industrielle SA                                                      1,800    $        66,262
 * Solving International SA                                               2,100             20,945
   Somfy Interational SA                                                 22,900          4,304,685
   Sopra SA                                                               7,618            339,428
 # SR Teleperformance                                                    90,928          2,081,121
   Stallergenes SA                                                        1,949            103,468
   Ste Virbac SA                                                          7,637            276,391
   Stef-Tfe SA                                                            2,032            205,761
   Sucriere de Pithiviers-le-Vieil                                        1,825          1,283,589
 * Sylis SA                                                               4,700             32,928
   Synergie SA                                                            8,000            209,838
   Taittinger SA                                                         12,700          2,713,057
 * Teisseire France SA                                                      700             67,431
 * Tessi SA                                                               1,700             66,447
   Touax (Touage Investissement SA)                                      10,378            202,453
 * Toupargel-Agrigel SA                                                   6,200            172,257
   Trigano SA                                                             7,953            439,279
 * Ubi Soft Entertainment SA                                             10,800            282,674
   Unilog SA                                                              9,747            488,426
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        31,700          2,765,783
 * Valtech, La Defense                                                   48,000             52,240
   Viel et Compagnie                                                     44,339            213,065
 # Vilmorin et Cie SA                                                     2,349            361,390
   VM Materiaux SA                                                          300             38,544
   Vranken Monopole                                                       2,800            110,954
   Zodiac SA                                                             14,964            486,317
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $48,556,589)                                                                   79,340,531
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Ales Groupe SA Warrants 03/23/09                                         316              1,389
 * Groupe Open Warrants 10/21/06                                          1,000                818
 * Oeneo Warrants 08/26/06                                               14,365              6,497
 * Prosodie SA Warrants 10/28/06                                            900                655
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                             4,100              1,903
 * Valtech, La Defense Warrants
     07/29/05                                                            20,000                975
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $1,814)                                                                            12,237
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $48,558,403)                                                                   79,352,768
                                                                                   ---------------
GERMANY -- (11.1%)
COMMON STOCKS -- (11.1%)
   A.S. Creation Tapeton AG                                               2,900             59,743
 # Aareal Bank AG                                                        46,391          1,572,562
 * Acg AG Fuer Chipkarten und
     Informationssysteme                                                 15,400             33,819
   Ackermann-Goeggingen AG                                                8,100            158,498
   AC-Service AG                                                          4,300             27,698
 * Adva AG Optical Networking                                            39,883            261,646
 * Agrob AG                                                               5,800             61,202
 * Aigner (Etienne) AG                                                      600            106,831
 * Aixtron AG                                                            74,124            435,616
   Amadeus Fire AG                                                        4,900             31,754
   Andreae-Noris Zahn AG, Anzag                                          27,200            961,684
 * Articon Integralis AG                                                  7,900             28,093

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Atoss Software AG                                                      3,700    $        50,590
 * Augusta Technologie AG                                                11,750             24,371
 # Ava Allgemeine Handelsgesellschaft
     der Verbraucher AG                                                  35,814          1,405,711
 # AWD Holding AG                                                        52,932          1,781,445
 * Baader Wertpapier Handelsbank AG                                      19,026            139,558
 # Balda AG                                                              40,277            355,105
 * Basler AG                                                              3,200             52,847
 # Beate Uhse AG                                                         56,241            746,045
   Bechtle AG                                                            25,498            396,993
 * Berliner Elektro Holding AG                                           17,611            160,760
   Bertrandt AG                                                           9,850            158,922
   Beru AG                                                               14,051          1,061,422
   Beta Systems Software AG                                               2,850             55,853
   Bien-Haus AG                                                           2,400             36,033
 # Bilfinger & Berger Bau AG                                             44,787          1,472,801
 * Biolitec AG                                                            8,000             42,533
 * Biotest AG                                                             2,400             32,035
 * BKN International AG                                                  13,200             81,444
 * BMP AG                                                                10,600             34,292
 # Boewe Systec AG                                                        7,866            376,821
 * Borussia Dortmund
     GMBH & Co. KGAA                                                     21,650             77,303
*# Brau und Brunnen AG                                                      300             41,479
   Bremer Energiekonto AG                                                14,700             27,498
 * CBB Holding AG                                                       102,602              4,737
 * Ce Consumer Electrnic AG                                              21,600             45,940
 * Ceag AG                                                               20,670            227,287
 * Cenit AG Systemhaus                                                    3,500             55,707
 * Centrotec
     Hochleistungskunststoffe AG                                          7,500            122,220
   Cewe Color Holding AG                                                  7,073            155,667
   Comdirect Bank AG                                                    120,666          1,071,574
 * Computec Media AG                                                      4,650             34,624
   Computerlinks AG                                                       5,700             84,314
 * Condomi AG                                                             1,800              5,182
 * CTS Eventim AG                                                        14,800            235,001
 * Curanum AG                                                            21,500             50,227
 * D. Logistics AG                                                       37,750             79,963
*# DAB Bank AG                                                           70,271            531,944
 * Data Modul AG                                                          2,904             57,127
 * DEAG Deutsche Entertainment AG                                        10,500             34,990
*# Deutsche Euroshop AG                                                  18,927            809,102
 * Deutsche Steinzeug Cremer &
     Breuer AG                                                           87,200             97,072
*# Deutz AG                                                              96,790            420,279
 * Dierig Holding AG                                                     10,500            152,121
   Dis Deutscher Industrie Service AG                                    18,524            495,273
 * Dom-Braugerei AG                                                       1,100             44,940
   Douglas Holding AG                                                    43,825          1,169,648
 * Dr. Scheller Cosmetics AG                                              4,000             16,852
 * Drillisch AG                                                          28,287            120,878
*# Duerr Beteiligungs AG                                                 17,593            440,484
   DVB Bank AG                                                            7,124            888,517
 * Eckert and Ziegler Strahlen - und
     Medizintechnik AG                                                    3,000             33,792
 * Elexis AG                                                              8,600             55,531
   Elmos Semiconductor AG                                                23,218            359,878
   ElreingKlinger AG                                                      1,500            163,999
*# Em.TV AG                                                              18,773             52,959
 * Emprise Management Consulting AG                                       8,950    $        18,758
 * Epcos AG                                                              55,500          1,126,358
   Erlus Baustoffwerke AG                                                   297            128,765
 * Escada AG                                                             20,520            359,975
 * Eurobike AG                                                            1,700                313
 * Evotec Biosystems AG                                                  42,707            218,468
   Feilmann AG                                                           29,181          1,624,007
 # FJA AG                                                                 9,889            130,406
   Fortec Elektronik AG                                                   1,400             37,963
 * Freenet.De AG                                                         16,800          1,541,736
   Fuchs Petrolub AG Oel & Chemie                                         6,693            494,747
   GFK AG                                                                37,903          1,278,675
 * Gft Technologies AG                                                   22,600             56,450
*# GPC Biotech AG                                                        23,900            342,912
 # Grenkeleasing AG                                                      15,958            626,011
   Gwag Bayerische Wohnungs-
     Aktiengesellschaft AG                                                3,383            144,994
   Hamborner AG                                                          21,000            589,789
 * Hawesko Holdings AG                                                    4,300            131,109
 * Herlitz AG                                                             6,962             25,954
   Hochtief AG                                                           34,000            746,203
 * Hoeft & Wessel AG                                                      6,100             24,252
   Hucke AG                                                               8,300             36,967
 # Hugo Boss AG                                                          25,100            515,372
   Hutschenreuther AG                                                     2,800             38,414
 * I-D Media AG                                                           9,700             20,525
 * IFA Hotel & Touristik AG                                               7,000             61,031
 * IM International Media AG                                             19,800             15,307
*# Innovation in Traffic Systems AG                                      12,300             51,017
   Interseroh AG                                                         11,845            179,416
*# Intershop Deutschland AG                                               7,955             16,340
 * Intertainment AG                                                       8,500             41,583
 * Isra Vision Systems AG                                                 3,650             55,571
 # IVG Immobilien AG                                                    143,237          1,655,029
   Iwka AG                                                               26,613            564,501
   Jenoptik AG                                                           67,265            821,464
 # K & S Aktiengesellschaft AG                                          129,500          4,130,207
   Kampa-Haus AG                                                         10,375             81,101
   Keramag Keramische Werke AG                                           13,000            796,143
 * Kloeckner-Werke AG                                                    53,211            631,966
 * Kontron AG                                                            53,965            423,322
   Krones AG                                                             10,180            919,812
   KSB AG                                                                 2,387            460,515
   KWS Kleinwanzlebener
     Saatzucht AG                                                         1,650          1,156,027
 * Leica Camera AG                                                        4,400             27,172
 # Leifheit AG                                                           12,500            381,843
 # Leoni AG                                                              25,000          1,525,370
   Loewe AG                                                               7,100             52,653
 * LPKF Laser & Electronics AG                                            9,000             42,942
 * Masterflex AG                                                          4,400            155,982
 * Maternus-Kliniken AG,
     Bad Oyenhausen                                                       2,400              2,289
 * Maxdata AG                                                            32,897            140,659
 * Mediclin AG                                                           30,850             54,489
 * Medigene AG                                                            8,600             80,559
 * Mensch und Maschine
   Software AG                                                            5,350             50,199
 * Morphosys AG                                                           4,800            127,516
 * Mosaic Software AG                                                     5,200             13,988

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Muehlabauer Holdings AG &
     Co. KGAA                                                             7,423    $       230,977
 * MVS Miete Vertrieb Service AG                                         13,050             27,120
   MVV Energie AG                                                        58,291            960,418
 * MWG Biotech AG                                                        30,700             46,277
 * Nemetschek AG                                                          7,400             66,065
 * Neschen AG                                                             5,800             31,843
 * Norddeutsche Affinerie AG                                             37,449            482,917
   Norddeutsche Steingutfabrik AG                                         5,960             31,296
   Novasoft AG                                                           18,550             61,298
 * November AG                                                            5,400             32,961
 * Ohb Teledata                                                          12,650            109,800
 * Pandatel AG                                                            5,700             21,958
 * Parsytec AG                                                           11,900             52,469
   PC-Ware Information
     Technologies AG                                                      5,100             54,100
 * Personal & Informatik AG                                               5,900             42,144
   Pfeiffer Vacuum Technology AG                                          8,250            322,003
 * Pfleiderer AG                                                         51,351            387,233
 * Phoenix AG, Hamburg                                                   37,500            687,065
 * Plambeck Neue Energien AG                                             19,350             45,218
 * Plenum AG                                                              9,300             29,183
 * Primacom AG                                                           15,200              9,224
 * Produkte und Syteme der
     Informationstechnologie AG                                          10,300             46,813
   Progress-Werk Oberkirch AG                                             5,000            161,914
   Puma AG                                                                5,700          1,387,699
 * PVATepla AG                                                           15,550             29,890
*# Qs Communications AG                                                 124,164            593,928
   Rational AG                                                           15,083            967,109
 * Realtech AG                                                            3,650             24,849
   Renk AG                                                               19,400            599,513
 * Repower Systems AG                                                     5,000            111,430
 # Rheinmetall Berlin AG                                                 45,000          1,726,682
   Rhoen Klinikum AG                                                     24,107          1,134,092
   Rinol AG                                                               5,900             18,580
 * Rohwedder AG                                                           4,860             35,728
 * Ruecker AG                                                             7,800             30,482
 # Salzgitter AG                                                         85,948          1,020,754
 * SAP Systems Integrations AG                                           35,050            877,359
   Sartorius AG                                                          11,252            192,370
   Schlott Sebaldus AG                                                    7,440            215,380
   Schwarz Pharma AG                                                     30,101            846,637
   Sektkellerei Schloss Wachenheim AG                                    15,120            144,303
 * Senator Entertainment AG                                               9,800              3,111
 * SGL Carbon AG                                                         57,758            553,816
 * Singulus Technologies AG                                              36,100            688,832
   Sinner AG, Karlsruhe                                                   4,160             62,690
   Sixt AG                                                               19,433            313,718
 * Sm Wirtschaftsberatungs AG                                             3,350             33,401
 * Software AG                                                           34,296            908,821
   Stada Arzneimittel AG                                                 25,093          1,298,467
 * Stahl (R.) AG                                                          6,300             60,796
 * Steag Hamtech AG                                                      35,473            143,035
 * Stoehr & Co. AG                                                       16,000             65,668
 * Strabag AG                                                             4,840            327,288
   Stratec Biomedical Systems AG                                          3,200             46,891
   Stuttgarter Hofbraeu AG                                               18,000            575,785
   Sued-Chemie AG                                                        29,146          1,032,237
 * Suess Microtec AG                                                     17,785            154,840
   Syskoplan AG                                                           3,300    $        25,471
 * Syzygy AG                                                             18,000            102,827
   Takkt AG                                                              87,707            658,758
 * Techem AG                                                             29,076            673,450
   Technotrans AG                                                         6,450             94,624
 * Telegate AG                                                           20,500            267,486
 * Teles AG Informationstechnologien                                     26,657            293,249
   Textilgruppe Hof AG                                                   12,170             75,813
 * TFG Venture Capital AG & Co. KGAA                                      8,800             25,572
*# Tomorrow Focus AG                                                     42,650            137,995
 * TTL Information Technology AG                                          6,400             23,931
 * TV Loonland AG                                                         7,000             17,230
 * Umweltkontor Renewable Energy AG                                      14,100             10,337
 # United Internet AG                                                    79,458          1,994,814
 * USU Software AG                                                       16,850             72,162
 * Utimaco Safeware AG                                                   12,200             49,274
 * Value Management & Research AG                                         7,650             20,357
 * VBH (Vereinigter
     Baubeschlag-Handel) AG                                               9,415             34,662
 * Vereinigte Deutsche
     Nickel-Werke AG                                                     12,150             16,333
   VK Muehlen AG                                                          1,312            119,365
 * Vossloh AG                                                            21,469          1,033,059
   Wanderer-Werke AG                                                      7,903            231,164
 * WCM Beteiligungs AG                                                  346,726            492,274
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                   7,000             65,580
   Wuerttembergische
     Lebensversicherung AG                                               11,330            224,328
 # Wuerttembergische
     Metallwarenfabrik AG                                                30,330            559,139
   Wuerzburger Hofbraeu AG                                                  133             62,429
   Zapf Creation AG                                                       7,500            159,339
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $59,146,816)                                                                   73,151,471
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Em.TV AG Options 04/18/06                                             18,773              7,107
*# Em.TV AG Options 04/18/08                                             18,773              9,858
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $61,194)                                                                           16,965
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $59,208,010)                                                                   73,168,436
                                                                                   ---------------
SWITZERLAND -- (8.7%)
COMMON STOCKS -- (8.6%)
 * A. Hiestad Holding AG                                                    190             96,482
 * Accu Holding AG Registered Shares                                         60              8,610
 * Actelion, Ltd.                                                         4,400            483,436
 * AFG Arbonia-Forster Holding AG                                         2,610            372,836
 * Agie Charmilles Holding AG                                             3,000            209,827
   Allreal Holding AG                                                     4,357            363,568
   Also Holding AG                                                          268             70,653
 * Amazys Holding AG                                                      1,183             40,920
 * Ascom Holding AG                                                      22,120            230,306
   Bachem AG                                                              3,659            199,906
 # Bank Coop AG                                                          29,405          1,223,646
 # Bank Sarasin & Cie Series B, Basel                                       304            432,059
 * Banque Cantonale de Geneve                                             1,344            206,965
   Banque Cantonale du Jura                                                 450             86,060

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Banque Cantonale Vaudoise                                                600    $        66,009
   Banque Privee Edmond de
     Rothschild SA, Geneve                                                  120          1,358,296
   Barry Callebaut AG                                                     3,526            811,346
   Basellandschaftliche Kantonalbank                                        600            402,554
   Basler Kantonalbank                                                    5,250            387,754
   Batigroup Holding AG                                                   2,902             30,066
   Belimo Holdings                                                          330            161,355
 * Berna Biotech                                                         18,727            136,630
 # Berner Kantonalbank                                                    4,815            571,926
   BHB Beteiligungs und
     Finanzgesellschaft                                                     150              5,251
 # Bobst Group SA                                                        18,200            581,498
   Bossard Holding AG                                                     6,350            310,772
   Bucher Industries AG,
     Niederweningen                                                       3,355            563,286
   BVZ (Brig Visp Zermatt) Holding AG                                       370             71,018
 # Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                     697            618,056
   Calida Holding AG                                                        396            102,553
 * Carlo Gavazzi Holding AG                                                 910             56,028
   Charles Voegele Holding AG                                             3,960            265,820
 # Cie Financiere Tradition                                               5,202            455,131
 # Conzzeta Holdings AG                                                   1,415          1,263,446
 * Crossair AG, Basel                                                    13,517            129,415
   Daetwyler Holding AG, Atldorf                                            348            693,159
   Edipresse SA, Lausanne                                                   694            341,511
   EGL (Elektrizitaets-Gesellschaft
     Laufenberg) AG, Laufenberg                                           8,390          5,624,292
   Eichhof Holding AG                                                       188            134,464
   Energie Electrique du Simplon SA                                         350             42,659
   Energiedienst Holding AG                                               8,265          2,570,114
   Escor Casino & Entertainment AG                                          744             20,082
 * Feintol International Holding AG                                         254             50,675
 * Fischer (Georg) AG, Schaffhausen                                       1,822            397,233
 * Flughafen Zuerich AG                                                   2,810            229,198
 * Forbo Holding AG, Eglisau                                              1,100            285,022
   Fuchs Petrolub AG Oel &
     Chemie Non-Voting                                                    6,003            442,425
*# Galenica Holding, Ltd. AG, Bern                                        4,290            644,434
   Geberit AG                                                               870            560,197
 * Generale d'Affichage, Geneve                                             337            188,654
 * Generali (Switzerland)
     Holdings, Adliswil                                                   1,670            249,943
 * Golay-Buchel Holding SA, Lausanne                                         40             31,091
   Gornergrat Monte
     Rasa-Bahnen Zermatt                                                     70             46,386
*# Gurit-Heberlein AG                                                     1,125            966,407
 # Helvetia Patria Holding                                                4,331            761,823
 * HPI Holding SA                                                         6,000              9,307
   Industrieholding Cham AG, Cham                                           864            175,122
 * Interroll-Holding SA                                                     320             37,499
 # Jelmoli Holding AG                                                     1,521          1,903,559
 # Jelmoli Holding AG,
     Zuerich (Namen)                                                      2,835            707,520
   Kaba Holding AG                                                        2,040            410,355
   Kardex AG, Zuerich                                                     1,039            144,497
   Kardex AG, Zuerich (Participating)                                       610             84,889
 * Komax Holding AG                                                       1,411            103,766
 * Kudelski SA                                                           13,000            398,382
 # Kuoni Reisen Holding AG                                                1,470            583,704
 * Leica Geosystems Holdings AG                                           1,057    $       175,713
 * Lem Holdings AG, Lyss                                                    270             43,119
 # Luzerner Kantonalbank AG                                               5,000            798,886
 * Maag Holding AG, Zuerich                                                 922            121,872
 * Micronas Semi                                                         12,202            540,442
 * Mikron Holding AG, Biel                                                2,652             29,921
 * Mobilezone Holding AG                                                 13,349             40,304
 * Moevenpick-Holding, Zuerich                                            1,320            827,276
   Nobel Biocare Holding AG                                              45,460          6,757,938
   Orell Fussli Graphische
     Betriebe Ag, Zuerich                                                 2,400            272,853
   Oz Holding AG                                                          4,400            294,089
 * Parco Industriale e
     Immobiliare SA                                                         600              1,674
 * Phoenix Mecano AG,
     Stein am Rhein                                                       2,749            784,724
   Phonak Holding AG                                                     29,137            871,081
 # PSP Swiss Property AG                                                 35,198          1,227,492
   Publicitas Holding SA, Lausanne                                        1,535            477,783
 # Rieters Holdings AG                                                    2,626            665,981
   Roche Holding AG Genusschein                                             800             84,257
   SAIA-Burgess Electronics AG                                              274            133,279
   Sarna Kunststoff Holding AG                                            1,760            167,896
 * Saurer AG                                                              7,843            396,643
 * Schaffner Holding AG                                                     300             46,784
 * Schweiter Technology AG                                                  649            114,009
   Schweizerhall Holding AG, Basel                                          140            203,561
 # Schweizerische National
     Versicherungs Gesellschaft                                             692            331,178
   Scintilla AG                                                             170            142,894
   SIA Abrasives Holding AG                                                 337             61,313
 # Siegfried Holding AG                                                   8,560          1,087,350
   Sig Holding AG                                                         3,300            564,522
 * Sihl                                                                     150                359
*# Sika Finanz AG, Baar                                                   1,185            595,706
 # Sopracenerina                                                          2,409            378,935
 # St. Galler Kantonalbank                                                3,636            731,250
   Sulzer AG, Winterthur                                                  1,637            407,701
 * Swiss Prime Site AG                                                    2,212            468,678
*# Swisslog Holding AG                                                   17,025             18,246
   Tamedia AG                                                             5,300            487,914
 # Tecan Group AG                                                         5,859            250,212
 * Temenos Group AG                                                      35,359            322,285
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                     2,560             65,708
 * Unaxis Holding AG                                                      2,013            227,974
   Unilabs SA                                                             2,700             53,950
*# Valiant Holding AG                                                     9,978            830,575
 # Valora Holding AG                                                      2,097            496,492
 * Vaudoise Assurances
     Holding, Lausanne                                                       45             73,476
   Villars Holding SA, Fribourg                                             150             32,286
 * Von Roll Holding AG                                                   23,024             22,749
*# Von Roll Holding AG, Gerlafingen                                      23,024             23,567
   Vontobel Holdings AG                                                  44,250            942,552
   Walliser Kantonalbank                                                    150             37,882
 * Wmh Walter Meier
     Holding Ag, Zuerich                                                  1,000             48,177
   Zehnder Holding AG                                                       193            199,108
   Zschokke Holding SA, Geneve                                              230            101,069
 * Zueblin Holding AG                                                    13,393            104,888

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Zuger Kantonalbank                                                       590    $     1,342,451
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $30,646,624)                                                                   56,740,877
                                                                                   ---------------
PREFERRED STOCKS -- (0.1%)
   Fuchs Petrolub AG Oel & Chemie
     (Cost $266,229)                                                      6,003            420,425
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $4,164)                                                                           4,255
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Accu Holding AG Rights 05/28/04
     (Cost $7,757)                                                           60              3,827
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $30,924,774)                                                                   57,169,384
                                                                                   ---------------
ITALY -- (7.4%)
COMMON STOCKS -- (7.4%)
 * Acea SpA                                                             163,000          1,158,164
 * Acegas SpA                                                            31,875            256,030
 * Actelios SpA                                                          25,801            203,256
 * Aem Torino SpA                                                       450,627            843,820
   Aeroporto de Firenze SpA                                               6,000             72,397
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                         3,706,002          1,061,803
   Amplifon SpA                                                          18,242            635,794
 * Auschem SpA (In Liquidation)                                          82,000                  0
   Azienda Mediterranea Gas e
     Acqua SpA                                                          360,014            561,812
 # Banca Ifis SpA                                                        19,351            211,909
 # Banca Intermobiliare di
     Investimenti e Gestoni SpA                                         132,998            888,983
   Banca Monte Dei Paschi di
     Siena SpA                                                          229,515            711,825
   Banca Popolare Dell'etruria e
     Del Lazio Scrl                                                      23,918            523,221
   Banca Profilo SpA                                                    114,243            245,428
   Banco di Desio e della Brianza SpA                                   109,105            526,112
   Banco Piccolo Valellinese Scarl SpA                                   56,071            554,870
 * Bastogi SpA                                                        1,183,000            189,622
 * Beghelli SpA                                                         142,000             95,703
   Beni Stabili SpA, Roma                                             1,309,500            957,501
   Biesse SpA                                                            17,100             47,547
 * Binda SpA                                                          1,299,375                  0
   Bonifica dei Terreni Ferraresi e per
     Imprese Agricole Roma                                                9,675            177,070
   Bremba SpA                                                            74,782            531,677
 * Brioschi Finanziaria SpA, Milano                                     373,400            121,587
   Buzzi Unicem SpA                                                      94,100          1,237,422
 # Caltagirone Editore SpA                                              132,868          1,011,295
 # Caltagirone SpA                                                      178,399          1,109,571
   CAMFIN (Cam Finanziaria)                                              36,527             83,652
   Carraro SpA                                                           34,400            113,541
 # Cementir Cementerie del
     Tirreno SpA                                                        249,704            794,782
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             591,100          1,202,346
 * Cirio Finanziaria SpA                                                175,000    $        37,184
   Class Editore SpA                                                     83,868            179,310
*# CMI SpA                                                               64,502            284,066
 * Coats Cucirini SpA                                                    30,000             36,128
 * Compagnia Immobiliare Azionaria                                       44,000              7,875
   Credito Artigiano SpA                                                114,446            425,732
 # Cremonini SpA                                                        135,428            228,323
   CSP International Industria
     Calze SpA                                                           10,000             16,130
   Danieli & C.Officine
     Meccaniche SpA                                                      66,500            279,474
 * Dataconsyst C.G.S. SpA, Monza                                            220                  0
   Davide Campari - Milano SpA                                           27,599          1,307,154
   De Longhi SpA                                                        139,386            490,745
 * Del Favero SpA                                                        86,000                  0
 * Ducati Motor Holding SpA                                             129,900            185,167
   Emak SpA                                                              27,000            117,329
   Erg SpA                                                              173,330          1,090,133
   Ergo Previdenza SpA                                                   95,165            509,800
   Ericsson SpA                                                          24,374            967,679
   Esprinet SpA                                                           3,700            108,626
 * Finarte Casa d'Aste SpA (Milano)                                      56,266             70,771
 * Finarte Partecipazioni Pro Arte SpA                                  242,693             47,745
*# Finmatica SpA                                                         35,900            136,526
 * FMC (Fabbrica Milanese
     Condutorri SpA)                                                     25,000                  0
 * Fochi (Filippo) SpA                                                  216,000                  0
 * Fornara Societa Finanziaria e di
     Partecipazioni SpA                                                 310,000                  0
   Gabetti Holding SpA                                                   55,000            124,597
   Gefran SpA                                                            11,000             53,834
*# Gemina SpA                                                           331,283            308,019
 * Gerolimich SpA (In Liquidation)                                      297,400                  0
 # Gewiss SpA                                                           221,700          1,023,537
 * Giovanni Crespi SpA                                                   49,200             37,869
   Grandi Navi Veloci SpA                                                53,833            123,601
 # Granitifiandre SpA                                                    33,237            273,769
 * Grassetto SpA                                                        279,125                  0
 * Gruppo Ceramiche Ricchetti SpA                                       164,000             60,054
   I Grandi Viaggi SpA                                                   28,100             26,907
*# Immobiliare Lombardia SpA                                            425,000             86,699
   Immsi SpA                                                            287,000            485,832
*# Impregilo SpA                                                        592,300            316,509
 # Industria Macchine
     Automatique SpA                                                     33,671            448,636
   Industria Romagnola Conduttori
     Elettrici SpA                                                       17,500             54,730
   Industrie Zignago S. Margherita SpA                                   52,000            818,457
   Interpump Group SpA                                                   75,402            384,788
   ITALJOLLY (Cia Italiana dei Jolly
     Hotels SpA)                                                         34,500            223,575
 # Italmobiliare SpA, Milano                                             20,975            979,514
 * Juventus Footbal Club SpA                                             98,000            186,043
   La Doria SpA                                                          22,000             59,415
 * Lavorwash SpA                                                         10,000             21,548
   Linificio and Canapificio
     Nazionale SpA                                                       22,000             52,202
   Maffei SpA                                                            52,500             96,050
 * Mandelli SpA                                                          41,000                  0
 # Manifattura Lane Gaetano
     Marzotto & Figli SpA                                               138,000          1,579,981

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Marcolin SpA                                                          35,100    $        46,749
   Mariella Burani Fashion Group SpA                                     26,077            241,831
   Meliorbanca SpA                                                       90,667            398,133
   Merloni Elettrodomestici SpA                                         155,000          2,649,895
   Milano Assicurazioni SpA                                             266,700          1,003,871
   Mirato SpA                                                            12,000             86,458
 * Monrif SpA                                                           150,000            138,752
 * Montefibre SpA                                                       143,130             38,881
 # Navigazione Montanari SpA                                            110,917            243,930
 * Necchi SpA                                                           164,250             14,241
 * Negri Bossi SpA                                                       13,700             38,485
 * NGP SpA                                                               17,891              7,647
   Olidata SpA                                                           20,000             24,935
 * Opengate Group SpA                                                     4,000              9,330
 * Pagnossin SpA                                                          9,000             10,988
 * Perlier SpA                                                          100,700             24,309
   Permasteelisa SpA                                                     24,470            420,278
 # Pininfarina SpA                                                       31,285            849,351
 # Pirelli & C.Real Estate SpA                                            9,600            341,944
   Poligrafici Editoriale SpA                                           132,000            263,542
 * Premafin Finanziaria SpA Holding
     di Partecipazioni, Roma                                            342,051            438,278
 # Premuda SpA                                                           50,800            104,310
 * Ratti SpA                                                             31,768             17,466
   Recordati Industria Chimica e
     Farmaceutica SpA                                                    58,644          1,142,315
*# Reno de Medici SpA, Milano                                           332,210            301,332
 * Richard-Ginori 1735 SpA                                              128,000             92,847
   Risanamento Napoli SpA                                               255,850            424,393
 * Rodriquez SpA                                                         41,250                  0
 * Roncadin SpA                                                          81,400             45,192
   Sabaf SpA                                                              9,200            169,693
*# Saeco International Group SpA                                        154,000            678,509
   SAES Getters SpA                                                      14,750            226,549
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                                32,500            723,027
 * Schiapparelli 1824 SpA, Milano                                       166,200             29,735
 * Sirti SpA                                                             29,967             73,623
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                           65,000            165,261
 * SMI STA Metallurgica Italiana SpA                                    565,280            149,711
 # SNIA SpA                                                             227,590             68,573
*# Societa Sportiva Lazio SpA                                            18,150             23,421
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                           27,170          1,055,574
   Sogefi SpA                                                           182,500            685,265
 # Sol SpA                                                               81,830            348,520
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                    85,000             17,808
 * Sorin SpA                                                            341,385            875,453
   Stefanel SpA                                                          54,400            114,161
   Targetti Sankey SpA                                                   14,500             61,652
 * Tecnodiffusione Italia SpA                                             3,332              8,138
   Terme Demaniali di Acqui SpA                                         532,000            309,952
 # Tod's Group SpA                                                       30,476          1,037,865
 * Trevi-Finanziaria Industriale SpA                                     52,400             64,011
 * Tripcovich (D.) & Co. SpA Navigazione
     Rimorchi e Salvataggi Trieste                                      113,898                  0
 * Unione Manifatture SpA
     (In Liquidation)                                                   156,000                  0
 * Unipar (Unione Nazionale di
     Participazione SpA)
     (In Liquidation)                                                   539,000    $             0
 * Vemer Siber Group SpA                                                 46,000             38,263
 * Viaggi del Ventaglio SpA                                              23,000             34,226
   Vianini Industria SpA                                                 52,520            149,833
 # Vianini Lavori SpA                                                   180,752          1,103,423
   Vittoria Assicurazioni SpA                                            51,500            330,906
   Zucchi (Vincenzo) SpA                                                144,350            650,599
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $42,678,188)                                                                   49,094,237
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Societa Sportiva Lazio SpA
     Rights 06/14/04                                                     18,150                432
 * Tecnodiffusione Italia SpA
     Warrants 11/15/04                                                    1,332                129
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $104,621)                                                                             561
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $42,782,809)                                                                   49,094,798
                                                                                   ---------------
SWEDEN -- (6.6%)
COMMON STOCKS -- (6.6%)
 * Active Biotech AB                                                     38,640            277,286
   Addtech AB Series B                                                   22,300            130,440
   Alfa Laval AB                                                         18,600            287,253
 * Alfaskop AB                                                            3,200                343
   Angpannefoereningen AB Series B                                       10,800            184,255
*# Anoto Group AB                                                       134,833            280,900
   Axfood AB                                                             73,400          1,843,548
*# Axis AB                                                               76,994            139,444
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                            41,800             92,622
   Beiger Electronics AB                                                 11,700            104,613
   Beijer AB Series B                                                    11,700            146,129
   Beijer Alma AB Series B                                               10,400            137,968
   Bergman & Beving AB Series B                                          36,200            260,158
   Biacore International AB                                              11,150            260,688
   Bilia AB Series A                                                    116,725          1,442,011
   Billerud AB                                                           58,700            913,801
 * Boliden AB                                                           197,400            720,189
 * Bong Ljungdahl AB                                                      9,000             42,251
 * Boras Waefveri AB Series B                                             8,600             31,584
 * Boss Media AB                                                         63,200            161,346
*# Bostads AB Drott                                                      21,350            383,743
 * Capio AB                                                              78,700            762,528
   Capona AB                                                             25,400            221,490
   Carbo AB                                                              37,100            917,167
   Castellum AB                                                          43,600          1,028,418
   Cloetta AB Series B                                                   22,250            523,083
   Concordia Maritime AB Series B                                        37,300             92,902
 * Connecta AB                                                              250                211
 * Consilium AB Series B                                                  4,300             18,075
 * Consilum AB Series B Issue 04                                            946              3,977
   D. Carnegie & Co. AB                                                  74,000            789,208
   Digital Illusions AB Series A                                          7,800             79,831
 * Doro Telefoni AB Series A                                              2,900              3,612
 * Drott Series AB                                                       89,700          1,254,548
 * Duroc AB Series B                                                      2,700              5,245

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Elekta AB                                                             28,600    $       571,275
*# Enea Data AB Series B                                                440,000            180,497
   Eniro AB                                                             154,000          1,209,611
 * Expanda AB                                                             6,547             28,914
   Fagerhult AB                                                          14,100            154,596
 * Fagerlid Industrier AB                                                 8,600                  0
 * Finnveden AB                                                          57,000            472,909
 * Framfab AB Issue 04                                                  276,000             22,683
*# Framtidsfabriken AB                                                  690,000             56,707
 * Frontec AB Series B                                                   50,800             43,723
   Getinge AB                                                           176,604          2,059,565
   Geveko AB Series B                                                     8,300            165,513
 * Glocalnet AB                                                         187,500             71,787
   Gorthon Lines AB Series B                                             41,800             99,732
   Gunnebo AB                                                            50,000            611,837
   Haldex AB                                                             39,000            612,583
   Heba Fastighets AB Series B                                           13,500            162,317
   Hexagon AB Series B                                                    3,572            114,306
   Hiq International AB                                                  41,889             75,912
   HL Display AB Series B                                                 6,000             99,604
   Hoganas AB Series B                                                   38,200            946,042
 * IBS AB Series B                                                       83,200            146,490
 * Icon Medialab International AB                                       145,300             85,642
 * Industrial & Financial Systems AB
     Series B                                                            59,300             89,184
 * Industrifoervaltnings AB Skandigen                                    63,975            180,553
 * Intentia International AB Series B                                   149,420            172,510
 * Intrum Justitia AB                                                   115,700            702,643
   Karlshamns AB                                                         23,800            263,272
   Kinnevik Industrifoervaltnings AB
     Series B                                                            44,400          1,376,789
 * Klippans Finpappersbruk AB                                             5,800             16,047
   Klovern AB                                                            53,276            108,621
   Kungsleden AB                                                         17,600            491,277
   Lagercrantz Group AB Series B                                         23,800             68,754
 * LGP Allgon Holding AB                                                 41,280            326,690
   Lindex AB                                                             16,100            451,133
   Ljungberg Gruppen AB Series B                                          3,800             55,201
 * Lundin Petroleum AB                                                  322,400          1,845,813
 * Mandator AB                                                           20,520              2,654
   Meda AB Series A                                                       9,725            261,530
 * Medivir Series B                                                       7,100             98,165
 * Medivir Series B Issue 04                                              3,550             49,082
 * Micronic Laser Systems AB                                             42,600            317,865
 * Modern Times Group AB Series B                                        48,700            875,329
   Naerkes Elektriska AB Series B                                         4,250             51,352
 # NCC AB Series B                                                      118,100            997,840
   Nefab AB Series B                                                      5,100            106,921
 * Net Insight AB Series B                                              199,000             54,293
   New Wave Group AB Series B                                            10,400            274,411
 # Nibe Industrier AB                                                    22,800            395,686
   Nolato AB Series B                                                    42,840            304,908
   Observer AB                                                          137,856            500,142
   OEM International AB Series B                                          7,100             90,798
 * OMHEX AB                                                              78,100          1,036,191
 # Orc Software AB                                                       16,500            164,087
 * Ortivus AB                                                            11,507             43,984
 * Partnertech AB                                                         9,800             67,075
   PEAB AB Series B                                                     105,200            633,049
 * Pergo AB                                                              43,300             94,870
   Poolia AB Series B                                                    18,150             65,796
 * Prevas AB Series B                                                    16,000    $        34,602
*# Pricer AB Series B                                                   431,500             61,237
 * Proact It Group AB                                                    15,000             44,602
*# Proffice AB                                                           72,800            168,512
   Profilgruppen AB                                                       4,000             31,675
   Protect Data AB                                                        6,500             45,446
 * PyroSequencing AB                                                     51,940             67,222
   Q-Med AB                                                              34,000            933,835
 * Readsoft AB Series B                                                  17,800             25,618
   Rottneros Bruk AB                                                    366,600            475,106
   Salus Ansvar AB Series B                                              12,900             28,919
   Sardus AB                                                             11,200            156,323
 * Scribona AB Series A                                                  40,100             78,078
 * Scribona AB Series B                                                  46,300             93,210
 * Semcon AB                                                             18,300             59,160
 * Sigma AB Series B                                                     25,800             18,228
   Skistar AB                                                            21,000            255,229
 * Song Network Holding                                                  43,845            276,663
   SSAB Swedish Steel Series A                                           60,300          1,008,661
   SSAB Swedish Steel Series B                                           17,100            276,772
   Sweco AB Series B                                                     23,450            314,971
*# Switchcore AB                                                        154,820             76,009
 * Teleca AB Series B                                                    69,200            393,021
*# Telelogic AB                                                         196,200            363,802
 * Ticket Travel Group AB                                                15,152             24,006
   Trelleborg AB Series B                                                75,400          1,366,593
   TV 4 AB Series A                                                      22,200            326,440
 * VBG AB Series B                                                          271              3,577
 # Wallenstam Byggnads AB Series B                                       16,700            439,640
 * Wedins Norden AB Series B                                            280,000             78,874
 * Westergyllen AB Series B                                               4,300             41,564
   Whilborg Fastigheter AB Class B                                       69,960            910,901
   Wilh. Sonesson AB Series A                                             4,160             11,718
   Wilh. Sonesson AB Series B                                             4,160             11,826
   WM-Data AB Series B                                                  437,600            976,559
   Xponcard Group AB                                                      2,800             48,951
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $31,736,191)                                                                   43,695,177
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $8,510)                                                                           8,738
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $31,744,701)                                                                   43,703,915
                                                                                   ---------------
GREECE -- (5.3%)
COMMON STOCKS -- (5.3%)
 * A. Cambas Holding &
     Real Estate S.A.                                                    36,750            116,030
   Aegek S.A.                                                            99,835            139,312
 * Agrotiki Insurance S.A.                                               34,455            155,656
   Aktor Technical Co. S.A.                                             163,650            898,111
   Alco Hellas ABEE S.A.                                                 38,730             81,503
 * Alfa Alfa Energy S.A.                                                  3,810             21,305
   Alfa-Beta Vassilopoulos S.A.                                          15,172            311,738
 * Alisida S.A.                                                           2,160              6,894
 * Allatini Industrial & Commercial Co.                                  15,370             25,710
 * Alte Technological Co. S.A.                                           85,048             60,371
 * Altec Information & Communication
     Systems S.A.                                                        80,278             55,047

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Alumil Milonas S.A.                                                    27,516    $       118,973
* Aluminum of Attica S.A.                                               104,982             73,354
  Anek Lines S.A.                                                        60,821             86,861
  Arcadia Metal Industry
    C. Rokas S.A.                                                        22,389            134,047
* AS Co. S.A.                                                            25,370             41,210
* Aspis Bank                                                             45,604            160,199
* Aspis Pronia General Insurance S.A.                                    48,640             68,398
* Astir Palace Vouliagmenis S.A.                                         48,800            380,806
  Athens Medical Center S.A.                                            104,974            170,855
  Athens Water Supply & Sewage
    Co. S.A.                                                             53,245            367,162
* Atlantic Super Market S.A.                                             13,640             23,016
  Attica Enterprises S.A. Holdings                                      138,964            560,873
  Attica Publications S.A.                                               16,674             96,877
  Atti-Kat S.A.                                                          88,984             65,304
  Autohellas S.A.                                                        22,490            186,833
  Babis Vovos S.A.                                                       50,982          1,020,513
* Balafas Construction Holdings S.A.                                     15,200             13,376
* Bank of Attica S.A.                                                   115,721            565,769
  Bank of Greece                                                          7,296            771,155
  Bank of Piraeus S.A.                                                  163,829          1,908,614
  Benrubi S.A.                                                           11,121            179,607
* Betanet S.A.                                                           11,220             58,409
* Bitros Holdings S.A.                                                   19,302             66,236
* Byte Computers S.A.                                                    17,230             47,922
  Chipita S.A.                                                           46,325            136,539
  Commercial Bank of Greece                                               1,960             51,891
* Compucon Computer
    Applications S.A.                                                    11,260             11,566
  Computer Peripherals
    International S.A.                                                    9,110             18,660
* Cyclon Hellas S.A.                                                     18,131             22,835
* Daios Plastics S.A.                                                    16,350             97,776
  Delta Holdings S.A.                                                    33,747            217,732
  Dionic S.A.                                                            12,948             13,942
* Domiki Krittis S.A.                                                    17,730             38,731
  Edrasi Psalllidas Technical Co. S.A.                                   31,108             37,221
  Egnatia Bank S.A.                                                     117,107            394,912
  El. D. Mouzakis S.A.                                                   31,653             47,200
  Elais Oleaginous Production S.A.                                       16,707            334,188
* Elbisco Holding S.A.                                                   56,000            349,985
  Elektrak S.A.                                                          14,040             36,780
  Elektroniki of Athens S.A.                                             21,560             75,870
* Elgeka S.A.                                                            18,590            118,004
  Elmec Sport S.A.                                                       64,256            188,624
* Elton S.A.                                                             18,640            102,926
  Ethniki General Insurance Co. S.A.                                    118,768            502,415
* Etma Rayon S.A.                                                        11,242             10,839
* Euro Reliance General Insurance                                        14,830             33,432
* Eurodrip S.A.                                                          11,620             72,059
* Euromedica S.A.                                                        33,300             82,617
* Europaiki Techniki                                                     32,750              9,247
  Everest S.A.                                                           30,730             96,016
  Evrofarma S.A.                                                          9,500             20,032
  F.G. Europe SA Common Registered
    Shares                                                                4,536             21,169
* Fanco S.A.                                                             10,110             12,746
* Forthnet S.A.                                                          17,510            124,455
  Fourlis S.A.                                                           64,420    $       375,049
  Frigoglass S.A.                                                        49,990            224,403
* G.Polyhronos S.A.                                                      10,580             19,288
* Galaxidi Fish S.A.                                                     12,940             10,746
  General Construction Co. S.A.                                          34,649            274,351
  General Commercial & Industry                                          24,060             23,268
* General Hellenic Bank                                                  35,139            307,113
  Germanos S.A.                                                          61,810          1,654,794
  Gnomon Construction S.A.                                               39,937             16,575
  Goody's S.A.                                                           17,740            292,448
  Halkor S.A.                                                           121,226            230,977
  Hatziioannou S.A.                                                      44,200            131,466
  Hellas Can Packaging
    Manufacturers S.A.                                                   27,902            260,751
  Hellenic Cables S.A.                                                   26,908             32,807
  Hellenic Duty Free Shops S.A.                                          80,020          1,469,699
  Hellenic Fabrics S.A.                                                  17,110             41,389
  Hellenic Sugar Industry S.A.                                           35,750            185,506
  Hellenic Technodomiki S.A.                                            136,556            681,167
  Heracles General Cement Co.                                            93,293            902,740
  Hermes Real Estate S.A.                                                23,136             91,698
* Hippotour S.A.                                                         12,155             21,640
  Hyatt Regency S.A.                                                    130,260          1,438,243
* Iaso S.A.                                                              49,300            317,671
* Iktinos Hellas S.A.                                                     6,500             19,968
* Inform P. Lykos S.A.                                                   20,610             78,584
* Informatics S.A.                                                       18,890             20,572
* Intersat S.A.                                                          19,392              8,288
  Intertech S.A.                                                         12,236             43,100
* Intracom Constructions S.A.                                            30,520             42,089
  Intracom S.A.                                                         172,366            867,145
* Ionian Hotel Enterprises                                               16,754            196,136
* J Boutaris & Son Holding S.A.                                          28,150             40,951
  J&P-Avax S.A.                                                         100,626            541,326
  Kalpinis Simos Steel Service Center                                    12,432             42,844
  Karelia Tobacco Co., Inc. S.A.                                          2,160            155,130
  Kathimerini S.A.                                                       21,240            151,902
  Katselis Sons S.A.                                                     18,000             54,283
* Kego S.A.                                                              21,670             42,748
* Kekrops S.A.                                                            2,244             41,224
* Keramia-Allatini S.A. Industrielle
    Commerciale & Technique                                              10,368             31,465
* Klonatex Group S.A. Bearer Shares                                      20,351             56,774
* Kordellou Brothers S.A.                                                12,300             19,096
* Kotsovolos S.A.                                                         2,872             17,537
* Lambrakis Press S.A.                                                  107,586            437,400
* Lampsa Hotel Co.                                                       19,051            162,858
* Lan-Net S.A.                                                           19,045             54,886
  Lavipharm S.A.                                                         39,294             64,751
* Lazarides Vineyards S.A.                                               18,326             58,991
  Light Metals Industry                                                  37,502             93,921
* Logic Dis S.A.                                                         77,230             50,091
* Loulis Mills S.A.                                                      15,382             51,603
* Mailis (M.J.) S.A.                                                    101,594            345,789
* Maritime Company of Lesvos S.A.                                        30,753             20,336
* Maxim Knitwear Factory C.M.                                            16,360             11,436
* Medicon Hellas S.A.                                                     2,600             21,452
  Mesochoritis Bros. Construction Co.                                    23,700             14,261
  Metka S.A.                                                             59,820            332,002

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
   Michaniki S.A.                                                        98,065    $       247,154
   Minerva Knitwear                                                       5,140             16,983
 * Minoan Lines S.A.                                                     77,309            201,487
 * MLS Multimedia S.A.                                                    8,300             17,544
   Mochlos S.A.                                                         101,679             54,701
   Motor Oil (Hellas) Corinth
     Refineries S.A.                                                    152,870          1,479,494
   Mytilineos Holdings S.A.                                              47,000            293,977
 * N. Levederis S.A.                                                      8,355              5,720
   N.B.G. Real Estate Development Co.                                   134,960            548,750
 * Naoussa Spinning Mills S.A.                                           21,832             55,362
 * Naytemporiki S.A.                                                     26,080             64,777
 * Neorion-Syro's Shipyards S.A.                                         27,210             75,527
   Nexans Hellas S.A.                                                     3,003             10,805
   Nikas S.A.                                                            25,287            225,762
   Notos Com.Holdings S.A.                                               94,554            420,611
 * O. Daring Sain                                                         7,760              2,850
   Pantechniki S.A.                                                      50,460             93,372
 * Pegasus Publishing & Printing S.A.                                    58,590            129,553
 * Persefs S.A. Health Care                                              23,592             76,801
   Petros Petropoulos S.A.                                                7,360             51,031
 * Petzetakis S.A.                                                       22,560             67,417
 * Pilias S.A.                                                          103,584             32,899
 * Pipeworks L. Girakian Profil S.A.                                     11,730             14,476
   Piraeus Leasing                                                        5,765             47,055
 * Prodeftiki Technical Co.                                              32,257             18,546
 * Promota Hellas S.A.                                                   26,580             29,976
   Rilken S.A.                                                            1,982             20,130
 * Sanyo Hellas S.A.                                                     59,251             81,231
   Sarantis S.A.                                                         43,940            216,994
 * Sato S.A.                                                             28,850             26,473
   Selected Textile Industry Assoc. S.A.                                 44,649             42,085
   Sfakianakis S.A.                                                      13,390             48,076
 * Sheet Steel S.A.                                                      25,850             12,644
 * Shelman Hellenic-Swiss Wood S.A.                                      38,042             51,219
   Silver and Baryte Ores Mining
     Co. S.A.                                                            34,961            252,107
   Singular S.A.                                                         54,600            118,301
   Spyroy Agricultural House S.A.                                        22,258             26,720
 * Stabilton S.A.                                                        27,530              2,689
   Strintzis Shipping Lines S.A.                                        131,240            171,857
   Technical Olympic S.A.                                               180,370            843,157
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                    13,910              4,293
   Teletypos S.A. Mega Channel                                           36,227            206,649
   Terna Tourist Technical &
     Maritime S.A.                                                       63,180            529,252
 * Themeliodomi S.A.                                                     37,422             69,958
   Thrace Plastics Co. S.A.                                              45,500             59,532
   Uncle Stathis S.A.                                                    10,999             78,220
   Unisystems S.A.                                                       41,820             81,179
 * Vardas S.A.                                                           13,780             47,516
 * Varvaressos S.A. European
     Spinning Mills                                                       7,200             17,764
   Veterin S.A.                                                          18,984             71,440
   Viohalco S.A.                                                        296,585          1,878,209
   Vioter S.A.                                                           61,470             88,526
 * Vis Container Manufacturing Co.                                        4,259    $        14,478
   Zampa S.A.                                                               830             10,465
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $33,864,979)                                                                   34,866,977
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
   Egnatia Bank S.A.
     (Cost $8,591)                                                        3,196              9,368
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $33,873,570)                                                                   34,876,345
                                                                                   ---------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
   Aalberts Industries NV                                                25,910            731,834
   Accell Group NV                                                        5,260            176,853
 * AFC Ajax NV                                                           10,787             94,614
 * Air France                                                            27,280            443,063
   Airspray NV                                                            3,800             88,587
   AM NV                                                                 71,761            630,286
   Arcadis NV                                                            14,000            196,024
*# ASM International NV                                                  40,484            871,477
 * Atag Group NV                                                          4,630              1,640
   Athlon Groep NV                                                       34,250            710,516
   Batenburg Beheer NV                                                    3,000            117,303
 * Begemann Groep NV                                                     11,909             45,149
 * Begemann Groep NV Series B                                            13,451             10,182
   Beter Bed Holding NV                                                   4,900             62,759
   Boskalis Westminster NV                                               51,300          1,254,008
   Brunel International NV                                               12,000             95,708
   Buhrmann NV                                                          110,719          1,055,010
   Copaco NV                                                              7,000             29,119
 * Crucell NV                                                            26,050            200,117
 # Draka Holding NV                                                      14,287            232,175
 * Econosto NV                                                           17,305             30,761
   Eriks Group NV                                                         9,032            365,853
   Exact Holding NV                                                      19,764            488,548
 # Fornix Biosciences NV                                                  2,611             38,923
 * Fox Kids Europe NV                                                    66,840            665,786
   Gamma Holding NV                                                      15,705            685,311
   Gemeenschappeljk Bezit Crown
     van Gelder NV                                                       12,000            205,713
*# Getronics NV                                                         331,423            916,464
   Grolsche NV                                                           32,100            975,983
   Grontmij NV                                                            2,053             75,902
*# Hagemeyer NV                                                         339,750            727,438
   Heijmans NV                                                           18,173            409,819
   ICT Automatisering NV                                                  5,800             75,371
 # Imtech NV                                                             28,645            738,596
 * Ispat International NV                                                84,322          1,072,104
   Kas Bank NV                                                           42,888            780,773
 * Kendrion NV                                                           21,454             59,046
   Koninklijke Bam NV                                                    25,037            742,236
   Koninklijke Frans Maas Groep NV                                       12,349            410,257
   Koninklijke Nedlloyd NV                                               33,528          1,022,476
   Koninklijke Ten Cate NV                                               11,531            604,503
   Koninklijke Vendex KBB NV                                             76,204          1,417,510
   Koninklijke Vopak NV                                                  48,540            799,037
 * Laurus NV                                                            464,928            618,864
   MacIntosh NV                                                          15,590            398,907
 * Maverix Capital NV                                                     1,500             69,606

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nederlandsche Apparatenfabriek                                        14,000    $       401,251
   New Skies Satellites NV                                               94,650            766,195
 * NH Hoteles                                                            21,703            243,941
   Nutreco Holding NV                                                    27,519            845,962
   NV Holdingsmij de Telegraaf                                           42,524            941,612
   Oce NV                                                                60,200            895,927
   Opg Groep NV Series A                                                 10,100            492,522
*# Petroplus International NV                                            22,363            211,275
   Pinkroccade NV                                                        16,700            207,049
 * Pinkroccade NV Coupons                                                16,700                  0
   Randstad Holdings NV                                                  42,700          1,121,731
   Reesink NV                                                             2,050            131,469
   Roto Smeets de Boer NV                                                 2,640            106,154
   Rubber Cultuur Maatschappij
     Amsterdam NV                                                        40,800            145,333
 * Samas-Groep NV, Zaandam                                               24,184            158,170
 * Scala Business Solutions NV                                           12,100             50,379
 * Semiconductor Industries NV                                           21,900            143,075
   Sligro Food Group Beheer                                              15,046            446,278
   Smit Internationale NV                                                20,578            696,089
 * SNT Groep NV                                                           9,400            151,639
   Stern Groep NV                                                         1,236             45,258
   Stork NV                                                              26,745            528,580
 * Textielgroep Twenthe NV                                                1,000              3,053
 * Tulip Computers NV                                                    53,860             15,179
   Twentsche Kabel Holding NV                                            18,244            499,770
   United Services Group NV                                              18,374            255,786
   Univar NV                                                              7,050            118,154
*# Van Der Mollen Holding NV                                             57,660            439,208
   Vedior NV                                                             74,880          1,116,481
 * Versatel Telecom International NV                                    376,079            750,005
 * Wegener Arcade NV                                                     70,830            692,254
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $21,699,486)                                                                   34,061,990
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                          24,800             31,193
 * AM NV Coupons 06/04/04                                                71,761                  0
 * Eriks Group NV Coupons 06/02/04                                        9,032                  0
 * Koninklijke Vopak NV Coupons
     06/04/04                                                            48,540                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $19,048)                                                                           31,193
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $21,718,534)                                                                   34,093,183
                                                                                   ---------------
SPAIN -- (4.7%)
COMMON STOCKS -- (4.7%)
 # Abengoa SA                                                            66,042            539,091
   Adolfo Dominguez SA                                                    3,700             65,505
   Aldeasa SA                                                            15,329            429,375
*# Amper SA                                                              56,800            285,285
 * Avanzit SA                                                            17,275             49,574
*# Azkoyen SA                                                            52,500            362,360
   Banco de Andalucia                                                     9,800            866,187
   Banco de Credito Balear SA                                            35,424            862,114
 # Banco de Valencia SA                                                 188,053          3,921,612
   Banco Guipuzcoano SA                                                  21,194            585,532
 # Banco Pastor SA                                                       34,300          1,017,728
*# Baron de Ley SA                                                        5,642            232,169
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                    7,500    $       531,517
   Campofrio Alimentacion SA                                             92,800          1,335,597
   Cementos Portland SA                                                  16,881          1,012,633
   Compania de Distribucion
     Integral Logista SA                                                 29,600            949,994
   Cortefiel SA                                                          57,093            578,363
 * Dogi International Fabrics SA                                          4,000             23,753
 * Duro Felguera SA                                                      10,860             76,739
   Elecnor SA                                                            18,300            756,452
 * Ercros SA                                                            100,518             40,505
 * Espanola del Zinc SA                                                  29,250             65,033
 * Estacionamientos Urbanos SA                                            4,200                  0
 # Europistas Concesionaria
     Espanola SA                                                        174,940          1,092,612
 # Faes Farma SA                                                         32,498            482,884
 * Faes Farma SA Issue 04                                                 3,610             53,641
   Funespana SA                                                           4,500             35,644
   Grupo Empresarial Ence SA                                             18,593            491,228
 * Grupo Picking Pack SA                                                145,775             72,979
   Hullas del Coto Cortes                                                 8,666            109,000
   Iberpapel Gestion SA                                                   6,700            129,089
   Inbesos SA                                                             8,050             44,064
   Indo Internacional SA                                                 33,600            296,121
   Indra Sistemas SA                                                     75,200            961,588
   Inmobiliaria Colonial SA ICSA                                         35,200            853,405
   Inmobiliaria del Sur SA                                                  331             49,919
   Inmobiliaria del Sur SA Issue 2003                                        47              6,278
   Inmobiliaria Urbis SA                                                 80,282            888,193
   Lingotes Especiales SA                                                22,080            127,800
 * LSB (La Seda de Barcelona SA)
     Series B                                                            25,200             61,252
 * Mecalux SA                                                             9,500             64,934
 # Metrovacesa SA                                                        14,895            570,753
   Miquel y Costas y Miquel SA                                            4,891            242,401
   Natra SA                                                              14,979             69,658
 * Nicolas Correa SA                                                     15,750             56,303
   Obrascon Huarte Lain SA                                               65,366            514,114
   Pescanova SA                                                          26,443            490,261
   Prosegur Cia de Seguridad SA                                          45,049            704,950
 # Recoletos Grupo de
     Comunicacion SA                                                     95,420            688,621
 * Sogecable SA                                                          34,600          1,432,153
 # Sol Melia SA                                                         112,700            970,621
 # SOS Cuetara SA                                                        20,902            590,517
   Tavex Algodonera SA                                                   31,944            123,249
 * Tecnocom Telecomunicaciones y
     Energia SA                                                           6,300             54,851
*# Tele Pizza SA                                                        163,225            296,931
 # Transportes Azkar, SA                                                 35,477            250,505
   Tubacex SA                                                            73,130            142,948
   Tubos Reunidos SA                                                     12,466             98,848
   Unipapel SA                                                           41,935            795,699
*# Uralita SA                                                           112,831          1,176,721
   Vidrala SA, Alava                                                     47,040            635,884
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                           97,492            904,236
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,578,339)                                                                   31,217,973
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * Faes Farma SA Rights 06/08/04
     (Cost $0)                                                                8    $            13
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $16,578,339)                                                                   31,217,986
                                                                                   ---------------
FINLAND -- (4.6%)
COMMON STOCKS -- (4.6%)
   Alandsbanken AB Series B                                               4,890            104,976
 * Aldata Solutions Oyj                                                  64,735            126,228
   Alma Media Oyj                                                        34,388            295,730
 * Amanda Capital Oyj                                                   180,700             37,558
   Amer-Yhtymae Oyj Series A                                             25,370          1,302,258
   Aspo P.L.C.                                                            8,200            126,092
 # Aspocomp Group P.L.C.                                                 12,738            185,355
   Basware Oyj                                                            7,050             62,039
 * Benefon Oy                                                             1,900                488
 * Biotie Therapies Oyj                                                  39,754             54,404
   Capman Oyj Series B                                                   12,485             25,090
   Chips Corp. Series B                                                  17,750            391,799
 # Comptel Oyj                                                          149,541            332,860
   Efore Oy                                                              12,920            110,435
   Elcoteq Network Corp.                                                 21,260            350,467
   Elektrobit Group Oyj                                                 663,597            364,863
 * Elisa Communications Corp.                                            74,525            929,039
 * Eq Online Oyj                                                         23,900             61,303
 * Evox Rifa Group Oyj                                                   51,210              6,877
   Finnair Oyj                                                          118,150            757,041
   Finnlines Oyj                                                         30,280            836,008
   Fiskars Oy AB Series A                                                41,270            503,052
*# F-Secure Oyj                                                         140,928            233,997
   HK Ruokatalo Oy Series A                                              19,620            154,152
   Honkarakenne Oy Series B                                               3,030             24,896
   Huhtamaki Van Leer Oyj                                               125,650          1,648,682
   Ilkka-Yhtyma Oyj                                                       7,560             61,405
 * Incap Oyj                                                             11,000             29,727
   J.W. Suominen Yhtyma Oy                                               17,955            115,905
   Jaakko Poyry Group Oyj                                                14,610            374,274
   KCI Konecranes International Oyj                                      13,800            476,790
   Kemira Oyj                                                           118,400          1,495,483
   Kesko Oyj                                                             32,060            631,189
   Laennen Tehtaat Oy                                                     5,870             92,011
   Lassila & Tikanoja Oyj                                                16,990            531,093
 # Lemminkainen Oy                                                       16,600            286,210
   Leo Longlife Oy                                                        2,920             26,558
   Martela Oy                                                               530              7,552
   Metsaemarkka Oyj Series B                                                700              5,711
   New Kyro Corp. Oyj                                                    45,670            416,917
   Nokian Renkaat Oyj                                                    12,180          1,125,512
   Nordic Aluminium Oy                                                    1,900             20,443
 * Okmetic Oyj                                                           16,204             51,125
   Okobank Class A                                                      101,080          1,005,169
   Olvi Oyj Series A                                                      3,320             51,596
   Orion-Yhtyma Oyj Series A                                             20,590            520,112
   Orion-Yhtyma Oyj Series B                                             30,460            774,447
   Outokumpu Oyj Series A                                                21,100            319,672
 # Oy Stockmann AB Series B                                              30,200            692,771
   Perlos P.L.C. Warrants 04/04/04                                       72,311            706,734
   PK Cables Oyj                                                          5,530            157,375
 * Pmj Automec Oyj                                                       23,910             14,303
   Pohjola Group P.L.C. Series D                                        146,205          1,424,311
   Ponsse Oyj                                                             6,300    $       156,071
 * Proha Oyj                                                             51,232             30,597
   Raisio Group P.L.C. Series V                                         118,423            246,827
   Rakentajain Koneuvokrammo Oy                                          10,260             75,108
   Ramirent Oyj                                                          12,270            235,240
   Rapala VMC Oyj                                                        36,040            263,692
   Rautaruukki Oyj Series K                                             188,780          1,405,418
   Raute Oy Series A                                                      2,390             20,892
   Rocla Oy                                                               1,300             10,604
*# Saunalahti Group Oyj                                                 124,754            172,294
   Scanfil Oyj                                                           63,879            406,243
   Sponda Oyj                                                           109,111            877,237
   Stockmann Oyj AB                                                      35,240            794,290
 * Stonesoft Corp.                                                       49,279             36,161
   Sysopen P.L.C.                                                         7,720             31,554
   Talentum Oyj                                                          18,300            135,798
 * Tecnomen Holding Oyj                                                  49,370             69,479
 # Teleste Corp. Oyi                                                     14,699            100,496
   Tulikivi Oyj                                                           5,710             47,043
   Turkistuottajat Oy                                                     2,590             23,379
   Uponor Oyj Series A                                                   44,400          1,411,984
   Vacon Oyj                                                             14,537            195,157
   Vaisala Oy Series A                                                   19,050            418,738
   Viking Line AB                                                        10,360            256,781
   Wartsila Corp. Oyj Series B                                           66,460          1,357,264
   Yit-Yhtymae Oyj                                                       67,708          1,346,318
   Yomi Oyj                                                              15,450            104,659
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $21,901,896)                                                                   30,669,408
                                                                                   ---------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
   Aarhus Oliefabrik A.S. Aeries A                                        4,950            261,794
 * Alm. Brand A.S.                                                       28,360            698,351
 # Amagerbanken A.S.                                                      2,734            278,442
   Ambu International A.S. Series B                                       1,500             23,420
   Amtssparekassen Fyn A.S.                                               2,243            264,732
   AS Dampskibsselsk Torm                                                49,460          1,146,129
   Bang & Olufsen Holding A.S.
     Series B                                                            13,387            778,490
 * Bavarian Nordic A.S.                                                   4,930            328,102
 * Brodrene Hartmann A.S. Series B                                        5,865            100,121
   Bryggerigruppen A.S.                                                   8,515            559,580
 # Christian Hansen Holding A.S.
     Series B                                                            10,855            659,833
 # Codan A.S.                                                            43,400          1,818,907
   Dalhoff, Larsen & Hornemann A.S.
     Series B                                                             1,370             65,510
   Danware A.S.                                                           4,185             69,952
   DFDS A.S., Copenhagen                                                 11,760            448,812
   DiskontoBanken A.S.                                                      713            118,693
   DSV, De Sammensluttede
     Vognmaend A.S.                                                      22,630          1,042,126
   East Asiatic Co., Ltd.                                                22,723          1,009,259
   Edb Gruppen A.S.                                                       3,230             80,070
 * Fimiston Resources & Technology Ltd.                                     400              3,675
 * FLS Industries                                                        73,180            991,184
   Fluegger A.S. Series B                                                 2,913            168,510
   Foras Holding A.S. Series A                                           13,292            145,304
 # Forstaedernes Bank                                                     4,322            252,637
 * Genmab A.S.                                                           28,629            470,533

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Glunz & Jensen A.S.                                                    1,470    $         9,435
   GN Great Nordic A.S.                                                 210,980          1,584,031
   H&H International A.S. Series B                                        1,140            278,164
*# Harboes Bryggeri A.S.                                                    575            135,909
   Hedegaard (Peder P.) A.S.                                                660             42,388
   Hojgaard Holding A.S. Series B                                         2,500             69,871
 * IC Co. A.S.                                                            3,510             21,322
 * Incentive A.S.                                                         3,575             10,859
 * Junckers (F.) Industrier A.S.                                            860                  1
 * Jyske Bank A.S.                                                       37,760          1,990,859
   Kjobenhavns Sommer Tivoli A.S.                                           580            185,396
   Koebenhavns Lufthavne                                                  9,910          1,405,633
   Kompan A.S.                                                              230             34,618
   Lan & Spar Bank A.S.                                                   2,250            102,164
   Lollands Bank                                                            150             23,619
*# Neurosearch A.S.                                                       9,160            290,933
   NKT Holding A.S.                                                      30,245            591,781
   Nordjyske Bank A.S.                                                      920            149,592
 * NTR Holdings A.S.                                                      1,130              7,636
   Oestjydsk Bank                                                           400             44,678
   Ove Arkil Series B                                                       270             27,395
   Per Aarsleff A.S. Series B                                             1,545             57,621
 * Pharmexa A.S.                                                          3,235              9,887
 * Pharmexa A.S. Issue 04                                                 9,705             29,637
   Ringkjobing Bank                                                       1,670            101,376
   Ringkjobing Landbobank                                                 1,620            458,456
   Rockwool, Ltd.                                                        24,520          1,006,885
*# RTX Telecom A.S.                                                       8,400             60,644
   Salling Bank                                                             250             22,156
   Sanistal A.S. Series B                                                 1,786             94,758
*# SAS Danmark A.S.                                                      34,300            304,839
   Satair A.S.                                                            1,350             27,306
   Schouw & Co. A.S.                                                     15,485            333,494
   Simcorp A.S.                                                           5,240            207,857
   Sjaelso Gruppen A.S.                                                   2,388            172,549
   Skjern Bank A.S.                                                         725             49,117
 * Sondagsavisen A.S.                                                    21,165             75,193
   Spar Nord Holding                                                      6,823            598,270
   Sparbank Vest A.S.                                                     6,600            243,985
   Sparekassen Faaborg A.S.                                                 481            111,974
   Sydbank A.S.                                                           8,172          1,169,618
   Thrane & Thrane A.S.                                                   5,258            187,000
*# TK Development                                                        12,478             26,845
 * Topdanmark A.S.                                                       28,300          1,711,231
 * Treka A.S.                                                             8,498            106,231
*# Vestas Wind Systems A.S.                                              27,377            364,922
 * Vestas Wind Systems A.S. Issue 04                                      9,125            118,356
   Vestfyns Bank                                                            200             20,254
   Vestjysk Bank A.S.                                                    10,800            280,047
   VT Holdings Shares B                                                   3,130            138,945
 * Wessel & Vett Magasin du Nord A.S.
     Series C                                                             2,102             39,566
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $17,507,964)                                                                   26,919,469
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $74,250)                                                                         74,909
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S.
     Rights 06/03/04
     (Cost $0)                                                                2    $             3
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $17,582,214)                                                                   26,994,381
                                                                                   ---------------
NORWAY -- (3.7%)
COMMON STOCKS -- (3.7%)
 * Aker Kvaerner ASA                                                     73,730          1,177,219
   Aktiv Kapital ASA                                                     57,017            810,181
   Arendals Fosse Kompani ASA                                               100              7,562
 * Blom ASA                                                              18,367             11,333
   Bonheur ASA                                                           16,850            432,715
 * Choice Hotel Scandinavia ASA                                          27,740             74,400
 * Corrocean ASA                                                         19,321              7,353
   Det Norske Oljeselskap ASA
     Series A                                                            85,320            335,757
*# DOF ASA                                                               97,006            230,816
 * EDB Elektronisk Data
     Behandling ASA                                                     149,417            902,984
   Ekornes ASA                                                           56,490          1,093,360
*# Eltek ASA                                                             40,842            356,981
   Expert ASA                                                            48,758            318,254
   Farstad Shipping ASA                                                  60,790            521,174
*# Fjord Seafood ASA                                                    783,483            351,473
*# Fred Olsen Energy ASA                                                 91,600            595,414
   Ganger Rolf ASA                                                        6,690            158,303
   Gresvig ASA                                                            4,590             23,953
   Hafslund ASA                                                          58,700            305,825
 * Home Invest ASA                                                       15,077             11,233
 * Industrifinans Naeringseiendom ASA                                     7,582             17,069
   Kongsberg Gruppen ASA                                                 49,500            641,109
   Kverneland ASA                                                        16,160            211,710
 * Merkantildata ASA                                                    320,521            240,821
   Natural ASA                                                           10,143             57,286
 # Nera ASA                                                             187,753            498,203
 * Nordic Semiconductor ASA                                              25,000             93,778
 * Northern Offshore, Ltd.                                              214,000            101,115
*# Ocean Rig ASA                                                        105,531            283,380
   Odfjell ASA Series A                                                  24,910            779,714
   Olav Thon Eiendomsselskap ASA                                          8,320            370,922
 * P4 Radio Hele Norge ASA                                               32,200             44,142
 * Photocure ASA                                                         26,690            208,467
   Prosafe ASA                                                           55,980          1,226,476
   Rieber and Son ASA Series A                                           63,654            526,927
   Schibsted ASA                                                        112,960          1,984,868
 * Sinvest ASA                                                            6,220              9,920
   Smedvig ASA Series A                                                  83,580            785,335
 * Software Innovation ASA                                               13,423             59,416
   Solstad Offshore ASA                                                  54,100            403,803
   Steen and Stroem ASA                                                  19,512            362,974
   Storebrand ASA                                                       183,330          1,231,400
   Tandberg ASA Series A                                                217,280          2,188,218
*# Tandberg Data ASA                                                     58,950            128,375
 * Tandberg Storage ASA                                                  48,450             17,398
 * Tandberg Television ASA                                               90,430            570,546
 * Telecomputing ASA                                                     44,963             75,209
*# Tgs-Nopec Geophysical Co. ASA                                         40,910            547,907
   Tomra Systems ASA                                                    294,480          1,185,566
 * Tybring-Gjed ASA                                                     145,145             60,495

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Unit 4 Agresso NV                                                      4,620    $        47,499
   Veidekke ASA                                                          21,846            206,725
   Visma ASA                                                             47,393            494,421
   Wilhelmshaven (Wilhelm), Ltd. ASA                                     30,400            844,901
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $19,143,084)                                                                   24,232,385
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $50,721)                                                                         50,620
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $19,193,805)                                                                   24,283,005
                                                                                   ---------------
BELGIUM -- (3.5%)
COMMON STOCKS -- (3.5%)
 * Abfin SA                                                               2,560                  0
 # Ackermans & Van Haaren SA                                             32,186            768,565
 * Arinso International NV                                               14,739            225,313
 # Banque Nationale de Belgique                                             710          2,425,215
 # Barco (New) NV                                                        12,051          1,052,946
 # Bekaert SA                                                            23,290          1,345,848
   BMT NV                                                                 2,040            268,903
   Brantano NV                                                            2,060             78,316
   Brederode SA                                                          12,180            247,184
   Carrieres Unies Porphyre                                                  20             32,363
 # CFE (Compagnie Francois
     d'Entreprises)                                                       2,080            520,647
 # Cie Martime Belge SA                                                   8,237            774,390
   Cofinimmo SA                                                           9,778          1,253,737
   Commerciale de Brasserie
     SA COBRHA                                                              115            118,559
 # Deceuninck SA                                                         63,700          2,060,616
 # D'Ieteren SA                                                           5,831          1,160,750
   Distrigaz                                                                 57            109,360
 * Docpharma SA NV                                                        4,489            168,724
 * Duvel Moorgat NV                                                       5,019            146,297
   EVS Broadcast Equipment SA                                             1,100             57,129
 # Exmar NV                                                               3,080            169,072
   Floridienne NV                                                         2,033            114,632
   Glaces de Moustier-sur-Sambre SA                                      13,370            456,648
 # Immobel (Cie Immobiliere de
     Belgique SA)                                                         4,600            186,388
 * Integrated Production & Test
     Engineering NV                                                       4,380             25,132
*# Ion Beam Application SA                                               23,058            166,322
 * Ipso-Ilg SA                                                            5,990             47,597
   Keytrade Bank SA                                                       2,800             74,088
 * Kinepolis Group NV                                                     5,020            136,087
   Lotus Bakeries NV                                                        650             60,096
 # Melexis NV                                                            47,001            516,941
   Metiers Automatiques Picanol                                          16,120            364,776
 * Neuhaus NV                                                               670             25,064
   Nord-Sumatra Investissements SA                                          650            166,177
 # Omega Pharma SA                                                       26,708          1,291,876
   Papeteries de Catala SA                                                  315             36,581
   Quick Restaurants SA                                                  19,501            262,408
*# Real Software SA                                                      10,280              6,292
   Recticel SA                                                           22,870            192,465
   Resilux NV                                                             1,754            143,326
   Rosier SA                                                                655             85,642
 # Roularta Media Groep                                                   9,837    $       542,305
 * Sait Radioholland                                                      7,313             45,326
   Sapec SA                                                               3,635            270,918
 * Sapec SA VVPR                                                             75                124
   Sioen Industries                                                      21,502            239,937
 * SIPEF (Societe Internationale de
     Plantations & de Finance), Anvers                                    1,545            217,610
   Societe Belge Des Betons SA                                            8,500            491,716
*# Solvus SA                                                             38,344            568,173
 * Solvus SA Interim Strip VVPR                                          18,176                222
   Spector Photo Group SA                                                 5,408             63,439
 * Systemat SA                                                            6,330             35,507
*# Telindus Group SA                                                     39,392            380,048
   Ter Beke NV                                                            2,281            156,772
 # Tessenderlo Chemie                                                    28,984          1,014,591
*# Umicore-Strip VVPR                                                       456                 83
   UNIBRA                                                                 1,600            143,561
   Union Miniere SA                                                       9,586            581,947
   Van de Velde NV                                                        2,683            314,928
   VPK Packaging Group SA                                                 7,185            224,333
   Warehouses de Pauw Sicafi                                              6,608            250,094
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,261,563)                                                                   22,884,106
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                            9,778                  0
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $16,261,563)                                                                   22,884,106
                                                                                   ---------------
AUSTRIA -- (2.6%)
COMMON STOCKS -- (2.6%)
   Andritz AG                                                            13,609            629,977
 * Austria Email AG                                                         715              2,626
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                     42,784            578,212
   Bank Fuer Kaernten und
     Steiermark AG                                                          520             60,373
 * Betandwin.com Interactive
     Entertainment AG                                                    12,749            401,870
   Bohler Uddeholm AG                                                    11,195            853,701
   BWT AG                                                                21,819            533,887
 * Ca Immobilien Invest AG                                               28,791            686,371
   Constantia-Iso Holding AG                                             15,000            165,504
   Constantia-Verpackungen AG                                            19,123            455,606
   Flughafen Wien AG                                                     25,698          1,430,185
 * Immofinanz Immobilien
     Anlagen AG                                                         165,130          1,305,119
 * Lenzing AG                                                             3,948            819,262
   Manner (Josef) & Co. AG                                                  870             39,309
   Mayr-Melnhof Karton AG                                                11,760          1,411,719
   Oberbank AG                                                            5,384            494,560
   Palfinger AG                                                          10,383            352,584
 * Readymix Kies-Union AG                                                   500             55,632
 * RHI AG, Wien                                                          19,649            408,075
   Rosenbauer International AG                                            1,530             92,610
 * Sparkassen Immobilien                                                 29,760            283,539
   Ubm Realitaetenentwicklung AG                                            360             42,216
   Uniqa Versicherungen AG                                              128,555          1,573,600
 * VA Technologie AG                                                     17,392            928,120

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Voestalpine AG                                                        30,095    $     1,342,886
   Wienerberger AG                                                       63,642          2,156,762
*# Wolford AG                                                             4,900            136,346
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $12,179,339)                                                                   17,240,651
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Jenbacher AG Rights 03/31/08                                           7,860                  0
 * Wienerberger AG Rights 06/02/04                                       63,642                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $12,179,339)                                                                   17,240,651
                                                                                   ---------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
   Abbey P.L.C.                                                          25,557            243,724
 * Arcon International Resources P.L.C.                                 143,750              6,070
 * Ardagh P.L.C.                                                         14,262             20,899
   DCC P.L.C.                                                            91,965          1,496,544
 * Dragon Oil P.L.C.                                                    104,167             85,671
 * Elan Corp. P.L.C.                                                    154,046          3,637,877
   Fyffes P.L.C.                                                        380,502            744,692
   Glanbia P.L.C.                                                       321,765            873,552
 * Grafton Group P.L.C.                                                 253,939          1,826,994
   Greencore Group P.L.C.                                               218,422            826,444
   Heiton Holdings P.L.C.                                                51,677            303,186
   IAWS Group P.L.C.                                                    105,879          1,191,636
   IFG Group P.L.C.                                                      37,599             48,251
   Independent News & Media P.L.C.                                      618,550          1,463,247
 * Iona Technologies P.L.C.                                              21,281            110,028
 * Irish Intercontental Group P.L.C.                                     18,872            247,600
   IWP International P.L.C.                                              39,611             14,995
   Jurys Hotel Group P.L.C.                                              69,061            839,965
   Kingspan Group P.L.C.                                                183,188          1,084,945
   McInerney Holdings P.L.C.                                             33,991            199,328
   Paddy Power P.L.C.                                                    49,663            576,587
   Readymix P.L.C.                                                      109,762            209,581
 * Ryan Hotels P.L.C.                                                    68,061            108,209
   United Drug P.L.C.                                                   190,860            626,973
   Waterford Wedgwood P.L.C.                                          1,026,650            245,963
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $9,414,821)                                                                    17,032,961
                                                                                   ---------------
PORTUGAL -- (1.4%)
COMMON STOCKS -- (1.4%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                           194,100            300,900
   Efacec Capital SGPS SA                                                60,600            154,748
   Ibersol SGPS SA                                                       14,462             79,203
 * Impresa Sociedade Gestora de
     Participacoes Socias SA                                            190,166            884,290
 * Investimentos Participacoes e
     Gestao SA Inapa                                                     43,702            166,889
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                    130,000          1,534,348
   Mota-Engil SGPS SA                                                   250,900            528,610
 * Novabase SGPS                                                         56,005            409,732
   Portucel-Empresa Produtora
     de Pasta de Papel SA                                               466,977    $       786,636
   Sag Gest - Solucoes Automovel
     Globais SGPS SA                                                    235,500            376,183
   Salvador Caetano - Industrias
     Metalurgicas e Veiculos de
     Transporte SA                                                       54,900            245,318
 * Sociedad Construcoes Soares
     da Costa SA                                                         19,200             68,200
   Sociedade de Investimento e
     Gestao SGPS SA                                                     160,396            733,084
   Sonae SGPS SA                                                      1,079,900          1,121,565
 * Sonaecom SGPS SA                                                     321,175          1,180,914
   Teixeira Duarte Engenharia e
     Construcoes SA                                                     609,000            891,595
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $6,340,397)                                                                     9,462,215
                                                                                   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
     (Cost $413,489)                                                                       413,235
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * InFocus Corp.                                                         10,455             84,267
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $7,676)                                                                           8,904
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
   INVESTMENTS -- (16.5%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $2,355,000
    FHLB Notes 3.375%, 06/15/04,
    valued at $2,393,269) to be
    repurchased at $2,357,000
    (Cost $2,357,000)                                           $         2,357          2,357,000
  Repurchase Agreement, Mizuho
    Securities USA 1.00%, 06/01/04 (Collateralized
    by $112,867,000 U.S. Treasury Obligations rates
    ranging from 2.625% to 4.25%, maturities ranging
    from 08/15/08 to 08/15/13 valued at $109,888,930
    to be repurchased at $107,746,214 (Cost $107,734,244)^              107,734        107,734,244
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $498,965,942)++                                                          $   661,841,192
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $498,965,972.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
TAIWAN -- (9.8%)
COMMON STOCKS -- (9.1%)
   Accton Technology Corp.                                               99,296    $        63,940
   Acer, Inc.                                                           559,767            822,843
 * Advanced Semiconductor
     Engineering, Inc.                                                1,040,500            771,006
   Advantech Co., Ltd.                                                   91,706            187,068
   Amtran Technology Co., Ltd.                                           66,080             56,720
 * Arima Computer Corp.                                                 178,800             61,738
   Asia Cement Corp.                                                    550,000            305,020
   Askey Computer Co., Ltd.                                              60,200             38,760
   Asustek Computer, Inc.                                               654,875          1,600,777
   Au Optronics Corp.                                                 1,308,487          2,589,328
   Benq Corp.                                                           563,600            800,659
   Catcher Co., Ltd.                                                     38,000            147,082
   Cathay Financial Holdings Co., Ltd.                                1,215,529          2,168,783
 * Cathay Real Estate Development
     Co., Ltd.                                                          447,213            256,570
 * Chang Hwa Commercial Bank                                            985,796            562,068
   Cheng Shin Rubber Industry Co., Ltd.                                 257,698            329,662
   Cheng Uei Precision Industry Co., Ltd.                                39,215             74,618
 * Chi Mei Optoelectronic Corp.                                         967,000          2,090,645
   Chicony Electronics Co., Ltd.                                         80,240            150,010
 * China Airlines                                                       711,579            393,108
 * China Development Financial
     Holdong Co., Inc.                                                3,221,000          1,728,581
   China Motor Co., Ltd.                                                362,628            514,515
   China Steel Corp.                                                  2,747,916          2,495,074
 * Chinatrust Financial Holdings Co.,
     Ltd.                                                               350,024            388,171
 * Chungwa Picture Tubes Co., Ltd.                                    1,856,298          1,096,034
 * CMC Magnetics Corp.                                                  876,400            590,303
   Compal Electronics                                                   919,810          1,129,982
 * Compeq Manufacturing Co., Ltd.                                       131,300             53,203
 * Cosmos Bank Taiwan                                                   478,000            226,896
   CTB Financial Holding Co., Ltd.                                    3,104,535          2,076,588
   Delta Electronics Industrial Co., Ltd.                               370,027            509,851
   D-Link Corp.                                                         138,100            178,375
 * E.Sun Financial Holding Co., Ltd.                                    676,000            443,550
   Elitegroup Computer Systems Co.,
     Ltd.                                                               100,750             64,779
   Eternal Chemical Co., Ltd.                                            93,000             49,751
   Eva Airways Corp.                                                    687,762            322,081
   Evergreen Marine Corp., Ltd.                                         578,682            468,867
   Far East Textile, Ltd.                                               896,980            501,385
   Far Eastern International Bank                                       409,000            207,409
 * First Financial Holding Co., Ltd.                                  1,333,000          1,004,925
   Formosa Chemicals & Fiber Co., Ltd.                                1,313,491          1,885,361
   Formosa Plastics Corp.                                             1,397,123          2,002,693
   Formosa Taffeta Co., Ltd.                                            428,203            181,273
   Fu Sheng Industria                                                   145,863            284,237
   Fubon Financi                                                      2,418,052          2,406,652
   Fuh-Hwa Financial Holding Co., Ltd.                                  780,799            340,233
   Giga-Byte Technology Co., Ltd.                                       159,200            251,123
 * High Tech Computer Corp.                                              58,000            250,724
   Hon Hai Precision Industry Co., Ltd.                                 569,832          2,336,582
   Hotai Motor Co., Ltd.                                                147,000    $       201,110
 * Hsinchu International Bank                                           348,000            196,132
 * Hua Nan Financial Holding Co., Ltd.                                  735,000            638,623
 * International Bank of Taipei                                         444,122            292,907
   Inventec Corp.                                                       546,560            358,935
 * King Yuan Electronics Co., Ltd.                                      127,000            125,839
   Kinpo Electronics, Inc.                                              189,200             99,252
 * Largan Precision Co., Ltd.                                            25,000            294,095
   Lite-On Technology Corp.                                             674,646            756,411
 * Macronix International Co., Ltd.                                   1,188,500            429,093
   Media Tek, Inc.                                                      172,390          1,652,012
   Micro-Star International Co., Ltd.                                   180,700            212,378
   Mitac International Corp.                                            166,000             77,174
 * Mosel Vitelic Inc. Co., Ltd.                                         300,826             60,480
   Nan Ya Plastic Corp.                                               1,804,156          2,427,710
 * Nanya Technology Co., Ltd.                                         1,038,989            773,262
   Nien Hsing Textile Co., Ltd.                                          95,000             92,909
 * Nien Made Enterprise Co., Ltd.                                        45,216             78,660
 * Optimax Technology Corp.                                              70,694            286,621
   Oriental Union Chemical Corp.                                        106,920            117,129
 * Pacific Electric Wire & Cable Corp.                                  233,200              3,639
   Pihsiang Machinery Mfg. Co., Ltd.                                     32,760             78,576
   Pou Chen Corp.                                                       470,415            469,879
   Premier Image Technology Corp.                                       138,800            208,031
   President Chain Store Corp.                                          230,927            415,807
   Quanta Computer, Inc.                                                755,255          1,722,149
 * Quanta Display, Inc.                                                 189,000            150,505
   Realtek Semiconductor Corp.                                          175,920            231,852
 * Ritek Corp.                                                          565,750            309,010
 * Shin Kong Fin                                                        654,000            617,414
 * Silicon Integrated Systems Corp.                                     361,000            191,975
 * Siliconware Precision Industries Co.,
     Ltd.                                                               508,000            395,772
 * SinoPac Holdings                                                     270,000            145,021
   Sunplus Technology Co., Ltd.                                         193,950            395,684
   Synnex Tech International Corp.                                      160,800            279,463
   Systex Corp., Ltd.                                                   159,500             75,676
   Taishin Financial Holdings Co., Ltd.                               1,029,000            931,422
 * Taiwan Business Bank                                                 579,120            197,190
   Taiwan Cement Corp.                                                  686,697            315,118
   Taiwan Glass Ind. Corp.                                              346,370            270,386
   Taiwan Life Insurance Co., Ltd.                                       92,000            161,454
 * Taiwan Semiconductor Manufacturing
     Co., Ltd.                                                        5,223,480          9,180,975
   Taiwan Styrene Monomer Corp.                                          84,700             64,661
 * Tatung Co., Ltd.                                                   1,133,000            463,767
   Teco Electric & Machinery Co., Ltd.                                  501,000            173,513
 * The Farmers Bank of China                                            375,000            122,725
   Tong Yang Industry Co., Ltd.                                          76,220            129,370
   Transcend Information, Inc.                                           29,344             71,763
   U-Ming Marine Transport Corp.                                        167,000            210,388
   Uni-President Enterprises Corp.                                      916,020            406,730
 * United Microelectronics Corp.                                      4,222,381          3,660,881
   Via Technologies, Inc.                                               342,245            330,471
 * Walsin Lihwa Corp.                                                   881,000            428,594
   Wan Hai Lines Co., Ltd.                                              377,080            309,833

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Waterland Financial Holdings                                         572,000    $       212,782
 * Winbond Electronics Corp.                                          1,108,000            559,804
   Ya Hsin Industrial Co., Ltd.                                         130,212            172,744
 * Yageo Corp.                                                          608,440            320,007
   Yang Ming Marine Transport Corp.                                     587,000            515,956
   Yieh Phui Enterprise Co., Ltd.                                       248,300            170,723
 * Yuen Foong Yu Paper Manufacturing
     Co., Ltd.                                                          354,650            194,688
   Yulon Motor Co., Ltd.                                                370,200            416,042
   Zyxel Communication Corp.                                             85,200            179,245
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $62,538,444)                                                                   72,492,020
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.7%)
 * Taiwan Dollar
     (Cost $5,304,822)                                                                   5,316,923
                                                                                   ---------------
TOTAL -- TAIWAN
   (Cost $67,843,266)                                                                   77,808,943
                                                                                   ---------------
SOUTH AFRICA -- (9.7%)
COMMON STOCKS -- (9.7%)
 * ABSA Group, Ltd.                                                     392,236          2,808,341
   African Oxygen, Ltd.                                                 206,548            568,342
 * Amalgamated Beverage Industries,
     Ltd.                                                                80,191            853,932
   Anglo American PLC                                                   662,129         13,979,129
   Anglo American Platinum Corp., Ltd.                                  138,689          5,108,275
   Anglogold, Ltd.                                                      141,049          4,952,254
   AVI, Ltd.                                                            145,875            385,791
   Barloworld, Ltd.                                                     105,674          1,124,273
   Bidvest Group, Ltd.                                                  156,588          1,251,287
 * Dimension Data Holdings PLC                                          246,926            137,920
 * Discovery Holdings, Ltd.                                             167,710            322,811
   Edgars Consolidated Stores, Ltd.                                      26,859            576,642
   Firstrand, Ltd.                                                    3,379,947          5,160,785
   Gold Fields, Ltd.                                                    251,697          2,910,853
   Harmony Gold Mining Co., Ltd.                                        137,081          1,643,723
   Impala Platinum Holdings, Ltd.                                        32,630          2,411,426
   Imperial Holdings, Ltd.                                              116,858          1,252,138
 * Investec, Ltd.                                                        23,111            427,873
   Iscor, Ltd.                                                          285,549          1,485,446
 * JD Group, Ltd.                                                        87,800            538,222
   Kumba Resources, Ltd.                                                 15,092             83,350
   Liberty Group, Ltd.                                                  173,556          1,389,397
 * Massmart Holdings, Ltd.                                               95,249            458,992
 * MTN Group, Ltd.                                                      966,699          4,338,354
   Nampak, Ltd.                                                         313,953            670,144
 * Naspers, Ltd. Series N                                               145,439          1,019,369
   Nedcor, Ltd.                                                         216,270          2,068,268
 * Network Healthcare Holdings, Ltd.                                    888,707            603,536
   Old Mutual PLC                                                     1,763,742          3,081,574
 * Pick'n Pay Stores, Ltd.                                              309,695            816,365
   Pretoria Portland Cement Co., Ltd.                                    30,295            661,038
   Sanlam, Ltd.                                                       1,300,739          1,763,089
   Sappi, Ltd.                                                          117,144          1,634,751
   Standard Bank Group, Ltd.                                            686,654          4,424,884
 * Steinhoff International Holdings, Ltd.                               605,515            760,766
 * Telkom SA, Ltd.                                                      355,518          4,290,927
   Tiger Brands, Ltd.                                                    30,753    $       424,323
 * Woolworths Holdings, Ltd.                                            402,268            434,773
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $77,209,321)                                                                   76,823,363
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * South African Rand
     (Cost $64)                                                                                 69
                                                                                   ---------------
TOTAL -- SOUTH AFRICA
   (Cost $77,209,385)                                                                   76,823,432
                                                                                   ---------------
SOUTH KOREA -- (8.9%)
COMMON STOCKS -- (8.9%)
   Amorepacific Corp.                                                     2,930            503,270
 * Cho Hung Bank Co., Ltd.                                              155,557            338,978
   CJ Corp.                                                               6,550            346,102
   Daelim Industrial Co., Ltd.                                            9,830            326,831
   Daewoo Engineering & Construction
     Co., Ltd.                                                           77,960            270,737
 * Daewoo Heavy Industries &
     Machinery, Ltd.                                                     48,150            323,874
 * Daewoo Securities Co., Ltd.                                           56,445            182,018
   Daewoo Shipbuilding & Marine
     Engineering Co., Ltd.                                               66,720            718,816
   Daishin Securities Co., Ltd.                                           5,340             62,484
   Halla Climate Control Corp.                                           30,000            228,055
   Hankook Tire Manufacturing Co., Ltd.                                  42,940            339,308
   Hanwha Chemical Corp.                                                 32,000            183,489
   Hite Brewery Co., Ltd.                                                 7,100            458,608
   Hyundai Development Co.                                               24,000            254,861
   Hyundai Heavy Industries Co., Ltd.                                    24,070            587,034
 * Hyundai Merchant Marine Co., Ltd.                                     27,000            182,509
   Hyundai Mobis                                                         26,460          1,078,985
   Hyundai Motor Co., Ltd.                                               95,919          3,671,963
 * Hyundai Securities Co., Ltd.                                          61,090            249,158
   INI Steel Co., Ltd.                                                   33,910            252,556
 * Kangwon Land, Inc.                                                    20,000            218,543
   Kia Motors Corp.                                                     128,970          1,102,902
 * Kookmin Bank                                                         139,085          4,795,792
   Korea Electric Power Corp.                                           232,010          3,742,507
 * Korea Exchange Bank                                                  166,780            839,328
   Korea Gas                                                             27,040            731,727
 * Korean Air Co., Ltd.                                                  20,670            261,372
   KT Corp.                                                              67,490          2,284,767
   KT&G Corp.                                                            62,340          1,415,438
   Kumgang Korea Chemical Co., Ltd.                                       3,000            301,092
   LG Chemical Investment, Ltd.                                          95,890          1,313,208
   LG Chemical, Ltd.                                                     28,206            990,902
   LG Electronics, Inc.                                                  40,160          2,328,042
   LG Engineering & Construction
     Corp.                                                               12,480            194,715
 * LG Investment & Securities Co., Ltd.                                  29,880            228,429
   LG Petrochemical Co., Ltd.                                            13,070            260,402
 * NCsoft Corp.                                                           2,250            185,218
   Nong Shim Co., Ltd.                                                    1,710            321,052
   POSCO                                                                 24,840          3,096,722
   Pusan Bank                                                            34,160            208,723
   S1 Corp.                                                              16,638            359,710
   Samsung Corp.                                                         41,960            527,726

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Samsung Electro-Mechanics Co., Ltd.                                   32,707    $     1,024,695
   Samsung Electronics Co., Ltd.                                         37,988         16,940,498
   Samsung Fire and Marine Insurance,
     Ltd.                                                                21,719          1,387,941
   Samsung Heavy Industries Co., Ltd.                                    66,240            285,468
   Samsung SDI Co., Ltd.                                                 20,352          2,240,599
   Samsung Securities Co., Ltd.                                          18,040            321,187
 * Samsung Techwin Co., Ltd.                                             28,000            234,982
 * Seoul Bank                                                            38,700            858,260
   Shinhan Financial Group Co., Ltd.                                    151,242          2,440,589
   Shinsegae Co., Ltd.                                                    4,610          1,035,789
   SK Corp., Ltd.                                                        55,584          2,379,221
   SK Telecom Co., Ltd.                                                  17,960          3,025,591
   S-Oil Corp.                                                           53,150          2,087,466
 * Ssangyong Motor Co.                                                   39,000            245,793
                                                                                   ---------------
TOTAL -- SOUTH KOREA
   (Cost $38,998,017)                                                                   70,776,032
                                                                                   ---------------
MEXICO -- (8.9%)
COMMON STOCKS -- (8.9%)
   Alfa S.A. de C.V. Series A                                           375,190          1,232,934
   America Movil S.A. de C.V. Series L                                6,377,000         11,176,445
 * America Telecom S.A. de C.V.
     Series A                                                         2,243,071          4,245,746
 * Carso Global Telecom S.A. de C.V.
     Telecom Series A1                                                2,183,071          3,223,480
   Cementos de Mexico S.A. de C.V.
     Series B                                                           970,682          5,665,112
   Coca Cola Femsa S.A. de C.V.
     Series L                                                           374,700            794,943
 * Consorcio Ara S.A.                                                   157,500            432,965
   Controladora Comercial Mexicana
     S.A. de C.V. Series B                                              633,700            744,125
 * Corporacion Interamericana de
     Entramiento S.A. de C.V. Series B                                   75,000            158,393
 * Corporacion Mexicana de
     Restaurantes S.A. de C.V. Series B                                   1,107                102
   Corporativo Fragua S.A. de C.V.
     Series B                                                                21                 55
 * Desc S.A. de C.V. Series B                                           619,841            181,963
   El Puerto de Liverpool S.A. Series C1                                339,500            478,986
   Embotelladora Arca SA de CV, Mexico                                  466,500            856,023
 * Empresas ICA Sociedad Controladora
     S.A. de C.V.                                                       623,700            191,840
   Empresas la Moderna S.A. de C.V.
     Series A                                                           120,000             25,448
   Fomento Economico Mexicano
     Series B & D                                                       554,000          2,370,090
   Gruma S.A. de C.V. Series B                                           90,406            151,713
   Grupo Carso S.A. de C.V. Series A-1                                  542,000          2,089,822
   Grupo Continental S.A.                                               358,600            559,355
   Grupo Elektra S.A. de C.V.                                           114,000            593,401
   Grupo Financiero del Norte S.A
     Series C                                                           340,000          1,188,801
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                               22,746              4,784
   Grupo Financiero Inbursa S.A. de C.V.
     Series O                                                         1,697,097          2,157,900
 * Grupo Gigante S.A. de C.V. Series B                                  117,282             75,026
   Grupo Industrial Bimbo S.A. de C.V.
     Series A                                                           711,500          1,536,912
 * Grupo Industrial Maseca S.A. de C.V.
     Series B                                                           229,000    $       100,438
   Grupo Modelo S.A. de C.V. Series C                                 1,806,300          4,479,542
 * Grupo Nutrisa S.A. de C.V.                                               129                 29
 * Grupo Qumma S.A. de C.V. Series B                                      1,591                 25
   Grupo Televisa S.A. (Certificate
     Representing Series A,
     Series D & Series L)                                             1,510,000          3,175,744
 * Grupo Tribasa S.A. de C.V.                                             2,120                  0
 * Hylsamex S.A. de C.V.                                                 93,914            133,322
 * Hylsamex S.A. de C.V. Series B                                        60,000             84,652
   Industrias Penoles S.A. de C.V.                                      247,800            890,312
   Kimberly Clark de Mexico S.A. de
     C.V. Series A                                                      648,000          1,700,705
 * Nueva Grupo Mexico S.A. de C.V.
     Series B                                                           505,358          1,511,003
 * Organizacion Soriana S.A. de C.V.
     Series B                                                           361,600          1,137,575
   Telefonos de Mexico S.A. Series A                                    100,000            168,339
   Telefonos de Mexico S.A. Series L                                  5,217,400          8,755,484
   TV Azteca S.A. de C.V. Series A                                    1,387,100            717,162
 * US Commercial Corp. S.A. de C.V.                                     223,000            116,859
   Vitro S.A.                                                           121,600            127,871
   Walmart de Mexico S.A. de C.V.
     Series V                                                         2,320,149          6,933,060
                                                                                   ---------------
TOTAL -- MEXICO
   (Cost $50,739,967)                                                                   70,168,486
                                                                                   ---------------
BRAZIL -- (8.3%)
PREFERRED STOCKS -- (6.4%)
   Ambev Cia de Bebidas das Americas                                 12,453,835          2,356,946
   Aracruz Celulose SA Series B                                         711,999          2,304,405
   Banci Itau Holding Financeira                                     68,900,000          5,813,924
   Banco Bradesco SA                                                     82,118          3,517,639
   Brasil Telecom Participacoes SA                                  164,643,872            946,211
   Brasileira de Distribuicao Pao de
     Acucar                                                          38,610,000            576,845
 * Braskem SA                                                        30,000,000            472,411
   Cimento Portland Itau                                                860,000            161,235
 * Companhia Siderurgica Paulista                                        65,000             14,472
   Compania Paranaense de Energia
     Series B                                                       100,000,000            305,905
   Embratel Participacoes SA                                        143,582,922            331,274
   Gerdau SA                                                            200,304          2,143,944
   Investimentos Itau SA                                              3,297,432          3,543,223
   Klabin SA                                                            542,875            702,462
 * Lojas Renner SA                                                      800,000              5,163
   Siderurgica Belgo-Mineira                                          4,010,000            892,836
   Siderurgica de Tubarao Sid Tubarao                                37,920,000          1,064,672
   Siderurgica Paulista Casipa Series B                                     325              3,146
   Suzano de Papel e Celulose                                           143,544            592,889
   Tele Centro Oeste Celular
     Participacoes SA                                               230,437,922            658,075
   Tele Norte Leste Participacoes SA                                180,034,131          2,033,299
   Telemar Norte Leste SA Series A                                  175,300,000          2,783,078
 * Telesp Celular Participacoes                                     913,941,089          2,551,013
   Telesp Participacoes SA                                          331,500,000          4,444,603
   Telesudeste Celular Participacoes SA                              81,000,000            131,994
   Unibanco Unias de Bancos
     Brasileiros SA                                                   2,000,000             33,559

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Unibanco-Uniao de Bancos
     Brasileiros SA                                                  13,713,000    $       527,457
   Usinas Siderurgicas de Minas
     Gerais SA                                                          118,039          1,137,349
   Vale do Rio Doce Series A                                            223,160          9,649,384
   Vale do Rio Doce Series B                                             81,160                  0
   Votorantim Celulose e Papel SA                                    12,467,325            776,482
   Weg SA                                                               185,000            423,846
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $37,226,680)                                                                   50,899,741
                                                                                   ---------------
COMMON STOCKS -- (1.9%)
   Ambev Cia de Bebidas das Americas                                  5,420,000          1,976,315
   Brasil Telecom Participacoes SA                                   59,520,574            303,461
   Brasil Telecom SA                                                409,930,875          1,388,924
   Cemig Cia Ene                                                     77,000,000          1,083,317
   Cpfl Geracao Energia SA                                            3,140,000              5,573
   Embraer Empresa Brasileira de
     Aeronautica                                                        525,521          3,342,375
 * Embratel Participacoes                                            57,550,000            256,459
 * Empresa Nasional de Comercio
     Redito e Participacoes SAncorpar                                   480,000                929
   Petroquimica do Sul Copesul                                        2,276,000            112,368
   Siderurgica Nacional Sid Nacional                                 60,351,000          2,804,306
   Souza Cruz Industria e Comercio                                      291,000          2,572,895
   Tele Centro Oeste Celular
     Participacoes SA                                                57,876,799            182,651
 * Tele Centro Oeste Celular
     Participacoes SA                                                 1,365,528              4,309
 * Tele Norte Celular Participacoes                                  57,624,254             13,016
   Tele Norte Leste Participacoes SA                                 59,264,568            583,084
 * Tele Sudeste Celular Participacoes SA                              3,072,951              4,294
   Tractebel Energia SA                                              96,600,000            268,074
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $11,162,959)                                                                   14,902,350
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Brazilian Real
     (Cost $231)                                                                               219
                                                                                   ---------------
TOTAL -- BRAZIL
   (Cost $48,389,870)                                                                   65,802,310
                                                                                   ---------------
ISRAEL -- (7.8%)
COMMON STOCKS -- (7.8%)
   Africa-Israel Investments, Ltd.                                      108,700          2,159,744
   Agis Industries (1983), Ltd.                                          71,436          2,003,187
   Bank Hapoalim, Ltd.                                                2,309,640          5,918,274
   Bank Leumi Le-Israel                                               2,802,069          5,148,201
 * Bezeq Israeli Telecommunication
     Corp., Ltd.                                                      4,049,014          4,291,803
   Blue Square Israel, Ltd.                                              16,186            173,511
   CLAL Industries, Ltd.                                                289,038          1,374,645
   CLAL Insurance, Ltd.                                                 114,684          1,832,234
   Delek Group, Ltd.                                                      4,584            373,733
   Discount Investment Corp.                                             66,100          1,519,035
   Elbit Systems, Ltd.                                                   98,319          1,815,882
 * Elron Electronic Industries, Ltd.                                          0                  4
 * First International Bank of Israel                                    48,660            259,925
 * First International Bank of Israel, Ltd.                             347,200            377,530
   IDB Development Corp., Ltd.
     Series A                                                           101,015    $     2,306,607
   IDB Holding Corp., Ltd.                                               36,578            628,339
   Israel Chemicals, Ltd.                                             2,410,526          4,145,038
   Israel Corp. Series A                                                  5,500            877,081
 * Koor Industries, Ltd.                                                 25,971            984,923
   M.A.Industries, Ltd.                                                 843,283          3,520,356
   Migdal Insurance Holdings                                          2,079,107          2,813,598
   Osem Investment, Ltd.                                                210,522          2,301,869
   Strauss Elite, Ltd.                                                   33,250            305,002
   Super-Sol, Ltd. Series B                                             372,926            841,904
   Tefahot Israel Mortgage Bank, Ltd.                                    56,600            524,862
   Teva Pharmaceutical Industries, Ltd.                                 209,140         13,734,393
   United Mizrahi Bank, Ltd.                                            384,693          1,274,138
                                                                                   ---------------
TOTAL -- ISRAEL
   (Cost $37,527,997)                                                                   61,505,818
                                                                                   ---------------
TURKEY -- (7.4%)
COMMON STOCKS -- (7.4%)
   Akbank T.A.S                                                   1,811,999,062          7,604,412
 * Anadolu Efes Biracilik ve Malt
     Sanayi A.S.                                                    182,246,814          2,257,545
 * Arcelik A.S.                                                   1,549,702,646          7,236,348
   Aygaz A.S.                                                       593,998,416          1,189,366
 * BSH Profilo Elektrikli Gerecler
     Sanayii A.S.                                                     4,725,086             55,114
 * Dogan Sirketler Grubu Holdings A.S.                              577,649,971            981,646
 * Dogan Yayin Holding A.S.                                         282,794,524            839,612
   Enka Insaat Ve Sanayi A.S.                                       164,940,663          3,159,694
 * Eregli Demir ve Celik Fabrikalari
     Turk A.S.                                                      145,031,000          3,701,503
   Ford Otomotiv Sanayi A.S.                                        722,990,000          5,114,990
 * Hurriyet Gazetecilik ve
     Matbaacilik A.S.                                               370,163,648            945,235
   Koc Holding A.S.                                               1,058,111,057          4,374,954
   Migros Turk A.S.                                                 450,270,375          2,089,777
 * Tat Konserve Sanayii A.S.                                                 36                  0
 * Tofas Turk Otomobil Fabrikasi A.S.                             1,489,092,271          2,560,485
   Trakya Cam Sanayii A.S.                                          187,301,438            423,729
   Tupras-Turkiye Petrol Rafineleri A.S.                            289,886,950          1,745,862
 * Turk Sise de Cam Fabrikalari A.S.
     Issue 04                                                       178,179,930            290,736
 * Turk Sise ve Cam Fabrikalari A.S.                                430,349,924            724,861
 * Turkiye Garanti Bankasi A.S.                                   1,549,482,967          4,318,556
   Turkiye Is Bankasi A.S. Series C                               1,741,718,616          5,853,375
 * Vestel Elektronik Sanayi Ticaret A.S.                            240,241,000            741,018
 * Yapi ve Kredi Bankasi A.S.                                     1,232,184,338          2,591,757
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $30,184,710)                                                                   58,800,575
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Turkish Lira
     (Cost $155)                                                                               150
                                                                                   ---------------
TOTAL -- TURKEY
   (Cost $30,184,865)                                                                   58,800,725
                                                                                   ---------------
INDONESIA -- (7.4%)
COMMON STOCKS -- (7.4%)
   PT Astra Agro Lestari Tbk                                          2,153,000            581,077
   PT Astra International Tbk                                         8,470,461          5,247,437

                                                                         SHARES             VALUE+
                                                                         ------             ------
   PT Bank Central Asia Tbk                                             990,000    $       394,856
   PT Bank Danamon Indonesia Tbk                                      1,762,000            564,668
   PT Bimantara Citra Tbk                                             1,758,000            550,943
   PT Gudang Garam Tbk                                                4,695,500          7,334,130
   PT Hanjaya Mandala Sampoerna Tbk                                  13,377,500          7,074,322
 * PT Indocement Tunggal Prakarsa Tbk                                 7,362,000          1,271,541
   PT Indofood Sukses Makmur Tbk                                     18,886,400          1,429,908
   PT Indonesian Satellite Corp.Tbk                                  14,967,500          6,394,373
   PT International Nickel Indonesia Tbk                                145,000            507,470
   PT Kalbe Farma Tbk                                                 2,500,000             97,164
 * PT Lippo Bank Tbk Series A                                         3,281,200            194,890
 * PT Lippo Land Development Tbk                                        166,500             12,566
 * PT Makindo Tbk                                                     2,236,500            241,132
 * PT Medco Energi International Tbk                                  9,754,000          1,474,625
 * PT Panasia Indosyntec Tbk                                             75,100              3,198
   PT Ramayana Lestari Sentosa Tbk                                    4,004,000          1,750,783
   PT Sari Husada Tbk                                                    13,793             29,013
   PT Semen Gresik Tbk                                                1,739,502          1,741,826
   PT Telekomunikasi Indonesia
     (Persero) Tbk Series B                                          18,576,820         14,695,839
   PT Tempo Scan Pacific                                                646,000            484,226
   PT Unilever Tbk                                                   16,022,000          6,211,478
                                                                                   ---------------
TOTAL -- INDONESIA
   (Cost $47,714,707)                                                                   58,287,465
                                                                                   ---------------
THAILAND -- (7.0%)
COMMON STOCKS -- (7.0%)
 * Advance Agro Public Co., Ltd.
     (Foreign)                                                          534,100            296,210
   Advance Info Service Public Co.,
     Ltd. (Foreign)                                                   5,982,000         13,122,948
 * Aromatics (Thailand) Public Co., Ltd.
     (Foreign)                                                        1,387,500          1,598,857
   Bangkok Expressway Public Co., Ltd.
     (Foreign)                                                        1,794,100          1,034,803
 * Bank of Asia Public Co., Ltd. (Foreign)                            9,363,000          1,177,010
 * Bank of Ayudhya Public Co., Ltd.
     (Foreign)                                                        5,174,500          1,568,803
   Banpu Public Co., Ltd. (Foreign)                                     132,000            400,197
   BEC World Public Co., Ltd. (Foreign)                               3,915,000          1,592,248
 * Capetronic International (Thailand)
     Public Co., Ltd. (Foreign)                                       4,490,000            227,986
   Central Pattana Public Co., Ltd.
     (Foreign)                                                        4,177,500            916,434
   Charoen Pokphand Foods Public Co.,
     Ltd. (Foreign)                                                  14,442,000          1,238,801
 * DBS Thai Danu Bank Public Co., Ltd.
     (Foreign)                                                          842,200             65,599
   Delta Electronics (Thailand) Public Co.,
     Ltd. (Foreign)                                                   4,100,710          2,456,181
   Hana Microelectronics Public Co., Ltd.
     (Foreign)                                                          238,300            734,225
 * International Broadcasting Corp.
     Public Co., Ltd. (Foreign)                                         612,000            268,514
   Krung Thai Bank Public Co., Ltd.
     (Foreign)                                                       17,302,970          4,691,463
   Land & Houses Public Co., Ltd.
     (Foreign)                                                        2,130,310            546,099
   National Finance and Securities
     Public Co., Ltd. (Foreign)                                         630,150            229,880
   National Petrochemical Public Co.,
     Ltd. (Foreign)                                                     441,500    $       979,418
   Ratchaburi Electricity Generating
     Holding Public Co., Ltd. (Foreign)                               2,200,000          1,979,295
   Shin Corporation Public Co., Ltd.
     (Foreign)                                                        6,122,000          5,281,489
   Shinawatra Satellite Public Co., Ltd.
     (Foreign)                                                        2,762,450            871,564
   Siam Cement Public Co., Ltd.
     (Foreign)                                                          270,000          1,530,688
   Siam City Cement Public Co., Ltd.
     (Foreign)                                                          633,413          3,559,728
   Siam Commercial Bank Public Co.,
     Ltd. (Foreign)                                                   2,549,166          2,874,645
   Siam Makro Public Co., Ltd.
     (Foreign)                                                          727,100            860,261
 * Telecomasia Corp. Public Co., Ltd.
     (Foreign)                                                        6,977,800          1,049,164
 * Thai Military Bank Public Co., Ltd.
     (Foreign)                                                       11,657,100          1,022,905
   Thai Stanley Electric (Thailand)
     Public Co., Ltd. (Foreign)                                          89,000            574,760
   Thai Union Frozen Products
     Public Co., Ltd. (Foreign)                                       3,178,520          1,942,995
   TISCO Finance Public Co., Ltd.
     (Foreign)                                                        1,231,100            842,076
   Vanachai Group Co-Foreign                                            950,200            252,950
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $48,898,097)                                                                   55,788,196
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Telecomasia Corp. Public Co., Ltd.
     (Foreign) Warrants 03/31/08
     (Cost $0)                                                        1,444,563                  0
                                                                                   ---------------
TOTAL -- THAILAND
   (Cost $48,898,097)                                                                   55,788,196
                                                                                   ---------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
   AMFB Holdings Berhad                                                 317,000            508,893
   AMMB Holdings Berhad                                               1,131,731          1,029,696
 * Aokam Perdana Berhad                                                     333                  5
   Berjaya Sports Toto Berhad                                           622,000            674,707
   British American Tobacco Berhad                                      175,000          2,210,132
   Commerce Asset Holding Berhad                                      1,759,000          2,258,743
 * Digi.Com Berhad                                                      449,862            554,142
   Diversified Resources Berhad                                         581,000            278,214
   Gamuda Berhad                                                        510,000            730,954
   Genting Berhad                                                       477,000          1,944,494
   Golden Hope Plantations Berhad                                       711,000            639,501
   Hong Leong Bank Berhad                                               874,250          1,061,871
   Hong Leong Credit Berhad                                             795,429            849,788
   Hong Leong Properties Berhad                                         175,328             24,713
   IOI Corp. Berhad                                                     665,000          1,415,772
   IOI Oleochemical Industries Berhad                                    22,041             56,280
   IOI Properties Berhad                                                103,000            194,061
   Kuala Lumpur Kepong Berhad                                           462,500            772,044
   Magnum Corp. Berhad                                                1,007,500            678,929
   Malakoff Berhad                                                      566,000            825,460
   Malayan Banking Berhad                                             2,028,500          5,498,743

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Malayan Cement Berhad                                              1,739,000    $       359,544
   Malaysia Mining Corp. Berhad                                         675,000            356,340
 * Malaysian Airlines System Berhad                                     889,000          1,096,117
   Malaysian International Shipping
     Corp. (Foreign)                                                    667,666          2,092,228
   Malaysian Pacific Industries                                         136,000            566,217
   Maxis Communications Berhad                                          151,000            333,847
 * MBF Holdings Berhad                                                    7,050                241
   Nestle (Malaysia) Berhad                                             146,000            844,876
   Oriental Holdings Berhad                                             168,000            172,315
   Oyl Industries Berhad                                                 89,000            849,452
   Perusahaan Otomobil Nasional
     Berhad                                                             389,000            803,592
   Petronas Dagangan Berhad                                             322,000            576,326
   Petronas Gas Berhad                                                1,344,000          2,422,746
 * Plus Expressways Berhad                                              440,000            251,373
   PPB Group Berhad                                                     348,000            595,426
   Public Bank Berhad                                                 1,550,201          2,529,275
   Resorts World Berhad                                                 743,000          1,731,416
   RHB Capital Berhad                                                 1,185,000            602,164
 * Silverstone Corp. Berhad                                              11,587                746
   Sime Darby Berhad (Malaysia)                                       1,479,800          2,046,924
   Southern Bank Berhad                                                  48,440             33,791
   Southern Bank Berhad (Foreign)                                       734,437            512,122
   Telekom Malaysia Berhad                                            1,873,000          4,830,628
   Tenaga Nasional Berhad                                             1,759,000          4,398,924
 * Time Dotcom Berhad                                                 1,518,000            391,529
   UMW Holdings Berhad                                                  268,333            353,042
   YTL Corp. Berhad                                                     981,362          1,135,780
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $49,078,638)                                                                   52,094,123
                                                                                   ---------------
UNITED STATES -- (5.0%)
COMMON STOCKS -- (5.0%)
   Banco Bilboa Vizcaya Argentaria
     Chile SA ADR                                                        64,200          1,547,220
   Banco de Chile Series F ADR                                           47,643          1,403,086
   Banco Santander Chile Sponsored
     ADR                                                                295,998          7,849,867
 * Chilesat Corp. S.A. ADR                                                  788              1,812
   Cia Telecom de Chile ADR                                             421,400          5,018,874
   Compania Cervecerias Uni ADR                                         115,400          2,313,770
   Cristalerias de Chile SA ADR                                          35,600            779,996
   Distribucion y Servicio D&S SA ADR                                   176,800          2,584,816
   Embotelladora Andina SA Andina
     ADR                                                                109,600          1,233,000
   Embotelladora Andina SA Andina
     Series B ADR                                                        89,100          1,006,830
   Empresa Nacional de Elec ADR                                         514,018          6,512,608
   Enersis SA ADR                                                       285,903          1,769,740
   Grupo Financiero Galicia S.A. ADR                                    211,011          1,187,992
   Lan Chile SA ADR                                                     125,900          2,159,185
 * Madeco SA                                                              4,450             27,234
   Masisa SA ADR                                                         25,100            310,738
   Sociedad Quimica y Minera de
     Chile SA ADR                                                        61,300          2,182,893
   Sociedad Quimica y Minera de
     Chile SA ADR Class A                                                   902             34,006
   Vina Concha y Toro SA Conchatoro
     ADR                                                                 27,100    $     1,222,210
                                                                                   ---------------
TOTAL -- UNITED STATES
   (Cost $39,950,627)                                                                   39,145,877
                                                                                   ---------------
HUNGARY -- (3.4%)
COMMON STOCKS -- (3.4%)
   Budapesti Elektromos Muvek RT                                            185             12,963
   Delmagyarorszagi Aramszolgaltato
     Demasz RT                                                            2,275            127,035
   Egis RT                                                               37,757          1,467,774
   Gedeon Richter, Ltd.                                                  46,937          4,627,712
   Magyar Olay-Es Gazipari RT                                           168,429          6,459,737
   Matav RT                                                           1,050,555          4,094,090
 * Orszagos Takerekpenztar es
     Keresdelmi Bank RT                                                 386,220          8,065,863
 * Tiszai Vegyi Kombinat RT                                             117,534          2,153,562
                                                                                   ---------------
TOTAL -- HUNGARY
   (Cost $15,788,433)                                                                   27,008,736
                                                                                   ---------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 * Agora SA                                                              98,779          1,176,349
   Bank Polska Kasa Opieki - Grupa
     Pekao SA                                                           156,792          5,095,264
   Bank Przemyslowo Handlowy Pbk                                         31,526          3,497,934
   Bank Zackodni Wbk SA                                                  93,312          2,112,519
 * Big Bank Gdanski SA                                                2,029,541          1,635,576
   Browary Zywiec SA                                                     15,860          1,731,197
 * Budimex SA                                                            36,763            454,010
 * Cersanit-Krasnystaw SA                                                19,143            489,646
   Debica SA                                                             19,800            681,375
   Frantschach Swiecie SA                                               103,599          1,693,832
 * Kredyt Bank SA                                                       418,562          1,003,684
 * Netia Holdings SA                                                    495,665            555,557
 * Optimus Technologie                                                    6,873             19,199
   Orbis SA                                                              77,409            479,683
   Polski Koncern Naftowy Orlen S.A.                                    267,237          2,000,335
 * Prokom Software SA                                                    21,336          1,043,317
   Telekomunikacja Polska SA                                            712,274          2,757,406
   Zaklady Metali Lekkich Kety SA                                        15,120            486,133
                                                                                   ---------------
TOTAL -- POLAND
   (Cost $20,586,160)                                                                   26,913,016
                                                                                   ---------------
PHILIPPINES -- (3.3%)
COMMON STOCKS -- (3.3%)
   Aboitiz Equity Ventures, Inc.                                      7,803,400            405,952
   Ayala Corp.                                                       42,503,520          4,029,199
   Ayala Land, Inc.                                                  27,511,576          2,712,243
   Bank of the Philippine Island                                      4,641,373          3,492,601
 * Equitable PCI Bank, Inc.                                           2,217,300          1,723,317
 * Filipina Water Bottling Corp.                                      2,006,957                  0
   Metro Bank and Trust Co.                                           4,584,435          2,049,982
   Petron Corp.                                                      28,593,000          1,559,337
 * Philippine Long Distance Telephone
     Co.                                                                347,030          6,659,057
   SM Prime Holdings, Inc.                                           29,223,000          3,087,076
   Union Bank of the Philippines                                      1,572,300            646,999
                                                                                   ---------------
TOTAL -- PHILIPPINES
   (Cost $42,708,447)                                                                   26,365,763
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
ARGENTINA -- (1.8%)
COMMON STOCKS -- (1.8%)
 * Acindar Industria Argentina de
     Aceros SA Series B                                                 899,000    $       866,690
 * Alpargatas SA Industrial y Comercial                                   1,078                537
   Alto Palermo SA Series A                                               5,000              5,302
 * Banco del Sud Sociedad Anonima
     Series B                                                            29,000             25,628
 * Banco Frances del Rio de la Plata SA                                 467,809            841,859
 * Capex SA Series A                                                     52,893             53,967
 * Celulosa Argentina SA Series B                                        18,750             13,557
 * Central Costanera SA Series B                                        114,100            145,932
 * Central Puerto SA Series B                                            16,000              8,227
 * Garovaglio y Zorraquin SA                                             28,000              3,869
 * Gas Natural SA, Buenos Aires                                         345,000            164,083
 * IRSA Inversiones y
     Representaciones SA                                                657,649            460,716
 * Juan Minetti SA                                                      353,151            360,886
 * Ledesma S.A.A.I.                                                     242,632            140,347
 * Metrogas SA Series B                                                 543,115            209,438
 * Molinos Rio de la Plata SA Series B                                  694,833            870,819
 * Perez Companc SA                                                   2,274,901          2,149,278
 * Renault Argentina SA                                                 399,465             62,901
   Siderar SAIC Series A                                                721,484          3,153,177
   Solvay Indupa S.A.I.C.                                               555,366            460,449
 * Telecom Argentina Stet-France SA
     Series B                                                           977,000          1,601,207
   Tenaris SA                                                           653,898          2,038,283
 * Transportadora de Gas del Sur SA
     Series B                                                         1,028,000            776,325
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $24,508,605)                                                                   14,413,477
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Argentine Peso
     (Cost $155,706)                                                                       155,455
                                                                                   ---------------
TOTAL -- ARGENTINA
   (Cost $24,664,311)                                                                   14,568,932
                                                                                   ---------------
CZECH REPUBLIC -- (0.1%)
COMMON STOCKS -- (0.1%)
 * CEZ A.S.                                                              35,236    $       250,425
 * Ceske Radiokomunikace A.S.                                             1,575             27,607
 * Ceske Telecom A.S.                                                    27,377            344,528
 * Komercni Banka A.S.                                                    2,584            283,551
 * Phillip Morris CR A.S.                                                   113             67,760
                                                                                   ---------------
TOTAL -- CZECH REPUBLIC
   (Cost $1,017,504)                                                                       973,871
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
   INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $9,965,000 FNMA
    Discount Notes 0.96%, 06/16/04,
    valued at $9,960,018
    (Cost $9,812,000)                                           $         9,812          9,812,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $651,112,291)++                                                          $   792,643,725
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $651,539,175.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
SOUTH AFRICA -- (11.1%)
COMMON STOCKS -- (11.1%)
 * AD Corp Holdings, Ltd.                                                43,285    $        85,943
   Advtech, Ltd.                                                        120,000             14,161
   Aeci, Ltd.                                                            79,460            387,165
 * Afgri, Ltd.                                                          280,296            257,596
   African Life Assurance Co., Ltd.                                     102,921            232,367
 * African Rainbow Minerals, Ltd.                                        93,461            502,093
 * Afrikander Lease, Ltd.                                               116,023             41,672
   Afrox Healthcare                                                      45,403             95,055
 * AG Industries, Ltd.                                                  107,512             32,912
 * Alexander Forbes, Ltd.                                               259,170            369,567
 * Allied Electronics Corp., Ltd.                                        84,012            154,363
   Allied Technologies, Ltd.                                             82,724            411,649
 * Amalgamated Appliance Holdings,
     Ltd.                                                               142,094             60,987
 * Aspen Pharmacare Holdings PLC                                        297,721            584,115
   Astral Foods, Ltd.                                                    33,426            161,332
 * Aveng, Ltd.                                                          241,648            291,660
 * Bearing Man, Ltd.                                                     69,024             68,629
 * Bell Equipment, Ltd.                                                  57,476             74,079
 * Brandcorp Holdings, Ltd.                                              43,383             29,934
 * Business Connexion Group, Ltd.                                       229,687            128,681
   Bytes Technology Group, Ltd.                                         113,445            100,955
 * Capital Alliance Holdings, Ltd.                                      148,529            243,159
 * Capitec Bank Holdings, Ltd.                                           37,860             33,816
   Cashbuild, Ltd.                                                       13,473             45,035
 * Caxton & CTP Publishers & Printers,
     Ltd.                                                               356,504            448,187
   Ceramic Industries, Ltd.                                              13,297            132,326
   City Lodge Hotels, Ltd.                                               28,074            113,214
 * Connection Group Holdings, Ltd.                                       26,487             21,910
 * Corpcapital, Ltd.                                                    241,136             19,541
   Cullinan Holdings, Ltd.                                               10,000                598
 * Datacentrix Holdings, Ltd.                                           162,198             53,018
 * Datatec, Ltd.                                                         92,603            134,530
   Delta Electrical Industries, Ltd.                                     38,338            199,257
   Distell Group, Ltd.                                                  160,135            361,626
 * Distribution & Warehousing Network,
     Ltd.                                                                98,577             28,751
   Dorbyl, Ltd.                                                          18,237             50,313
 * Durban Roodeport Deep, Ltd.                                          196,023            554,626
 * Ellerine Holdings, Ltd.                                               62,039            303,991
 * Energy Africa, Ltd.                                                   85,189            424,568
 * Enviroserv Holdings, Ltd.                                             64,500             35,591
 * Famous Brands, Ltd.                                                    9,678              5,798
   Foschini, Ltd.                                                       168,564            515,510
 * Frontrange, Ltd.                                                      62,223             33,288
   Gold Reef Casino Resorts, Ltd.                                       169,887            192,225
   Grindrod, Ltd.                                                        21,833             63,740
   Group Five, Ltd.                                                      40,465             59,281
   Highveld Steel & Vanadilum Corp.,
     Ltd.                                                                80,938            229,707
   Hudaco Industries, Ltd.                                               23,083             78,698
   Iliad Africa, Ltd.                                                   112,877             92,542
   Illovo Sugar, Ltd.                                                   203,494            236,769
 * Ist Group PLC                                                         83,223    $        20,350
 * JCI, Ltd.                                                          1,622,051            136,552
 * Johnic Communications, Ltd.                                           86,930            326,242
   Kersaf Investments, Ltd.                                              58,532            341,097
   M Cubed Holdings, Ltd.                                               385,000             18,300
 * Medi-Clinic Corp., Ltd.                                              277,002            541,017
   Metair Investment, Ltd.                                                4,447            103,806
 * Metorex, Ltd.                                                        101,510             36,879
 * Metro Cash & Carry, Ltd.                                           1,278,869            479,657
   Metropolitan Holdings, Ltd.                                          451,465            535,628
   Murray & Roberts Holdings, Ltd.                                      215,729            460,722
   Mustek, Ltd.                                                          20,612             23,687
 * Net 1 Applied Technology Holdings,
     Ltd.                                                                47,395             59,496
 * New Clicks Holdings, Ltd.                                            290,335            329,578
   Northam Platinum, Ltd.                                               183,217            255,498
 * Nu-World Holdings                                                     11,932             42,263
   Oceana Group                                                          86,619            203,206
 * Omnia Holdings, Ltd.                                                  35,992            163,079
 * Palabora Mining Co., Ltd.                                             20,554            185,566
 * Peregrine Holdings, Ltd.                                             134,813             46,380
 * Primedia Limited 'n'                                                 161,922            208,197
   PSG Group, Ltd.                                                       63,250             25,695
   Rainbow Chicken, Ltd.                                                209,727            165,323
 * Randgold and Expl CO                                                  42,939            141,325
   Rebserve Holdings, Ltd.                                              151,070            179,139
   Redefine Income Fund, Ltd.                                            34,692             13,475
 * Relyant Retail, Ltd.                                                 724,775            161,902
   Reunert                                                              126,412            485,582
 * SA Chrome and Alloys                                                 798,852             94,473
 * Sage Group, Ltd.                                                     201,897             52,436
   Santam, Ltd.                                                          47,060            333,043
   Shoprite Holdings Ltd                                                378,315            534,238
 * Specialty Stores Ltd.                                                173,245            209,974
 * Spur Corp., Ltd.                                                      53,697             39,211
   Sun International (Sth Afr)                                          235,076            120,626
 * Super Group, Ltd.                                                    280,556            449,184
 * Tiger Wheels, Ltd.                                                    47,140            145,045
   Tongaat-Hulett Group, Ltd.                                            93,729            644,025
 * Tourism Investment                                                   647,510            141,642
 * Trans Hex Group, Ltd.                                                 69,964            241,334
 * Trencor, Ltd.                                                        142,114            265,481
   Truworths International, Ltd.                                        312,815            452,238
   UCS Group, Ltd.                                                      144,872             26,750
 * Unitrans Ltd                                                          65,023            259,134
 * Value Group, Ltd.                                                     49,189             10,947
 * Western Areas Ltd                                                     90,489            430,149
   Wilson Bayly Holme                                                    40,403            108,329
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $19,146,850)                                                                   19,044,430
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * South African Rand
     (Cost $1,381)                                                                           1,482
                                                                                   ---------------
TOTAL -- SOUTH AFRICA
   (Cost $19,148,231)                                                                   19,045,912
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
SOUTH KOREA -- (11.0%)
COMMON STOCKS -- (11.0%)
 * Anam Semiconductor, Inc.                                              69,073    $       198,053
   Asia Cement Manufacturing Co., Ltd.                                    1,243             27,368
   Bing Grae Co., Ltd.                                                    3,480             68,235
   Bu Kwang Pharmaceutical Co., Ltd.                                      6,237             39,865
   Byuck San Engineering and
     Construction Co., Ltd.                                               8,750             19,892
   Cheil Communications, Inc.                                             2,497            328,387
   Cheil Industrial, Inc.                                                18,690            229,160
   Choong Wae Pharmaceutical                                              1,877             18,024
   Chungho Comnet Co., Ltd.                                                 720              2,312
 * Comtec Systems Co., Ltd.                                               2,000              1,081
 * Dae Ho Corp.                                                             543                 61
   Dae Sang Corp.                                                         8,020             18,904
   Dae Won Kang Up Co., Ltd.                                              1,740             14,950
   Daeduck Electronics Co., Ltd.                                         22,437            175,337
   Daeduck Industries Co., Ltd.                                           7,526             64,535
   Daegu Bank Co., Ltd.                                                  63,640            376,818
   Daehan City Gas Co., Ltd.                                              2,621             30,761
   Daehan Flour Mills Co., Ltd.                                             470             16,485
   Daelim Industrial Co., Ltd.                                            9,480            315,194
   Daesung Industrial Co., Ltd.                                           1,690             25,199
 * Daewoo Heavy Industries &
     Machinery, Ltd.                                                     40,300            271,072
 * Daewoo International Corp.                                            54,700            323,761
   Daewoo Motor Sales Corp.                                              10,240             59,852
 * Daewoo Precision Industries Co., Ltd.                                  2,800             38,254
 * Daewoo Securities Co., Ltd.                                          119,000            383,739
   Daewoong Co., Ltd.                                                     4,686             21,599
 * Daewoong Pharmaceutical Co., Ltd.                                      3,630             58,519
   Daishin Securities Co., Ltd.                                          24,720            289,253
 * Daou Technology, Inc.                                                  7,000              8,398
   DC Chemical Co., Ltd.                                                  7,316             91,600
   Dong Ah Tire Industrial Co., Ltd.                                      7,300             22,045
   Dong Bu Insurance Co., Ltd.                                           30,810            123,975
 * Dong Yang Mec                                                          7,020             19,644
   Dong-A Pharmaceutical Co., Ltd.                                        3,229             43,181
   Dongbu Corp.                                                           6,310             29,758
   Dongbu Steel Co., Ltd.                                                 7,290             38,007
   Dongkuk Steel Mill Co., Ltd.                                          35,037            239,438
   Dongwon F&B Co., Ltd.                                                    900             27,099
   Dongwon Financial Holding Co., Ltd.                                   19,848             99,932
 * Doosan Corp.                                                           7,390             66,381
   Doosan Heavy Industries &
     Construction Co., Ltd.                                              54,500            332,257
 * Doosan Industrial Development Co.,
     Ltd.                                                                12,850             20,440
 * Eastel Systems Corp.                                                   4,307              4,238
 * Fursys, Inc.                                                           2,880             21,369
   Global Enterprise Co., Ltd.                                            5,900             14,071
 * Good Morning Securities Co., Ltd.                                     94,500            254,526
   Green Cross Corp.                                                      1,825             38,945
   Hae In Co., Ltd.                                                       5,964              6,662
   Halla Climate Control Corp.                                           20,000            152,037
   Han Kuk Carbon Co., Ltd.                                               7,903              8,133
   Han Wha Corp.                                                         33,650            240,324
   Hana Securities Co., Ltd.                                              5,930             26,686
   Handok Pharmaceuticals Co., Ltd.                                       3,860             30,967
   Handsome Corp.                                                        13,420            105,235
   Hanil Cement Manufacturing Co., Ltd.                                   3,308            138,570
   Hanjin Heavy Industry Co., Ltd.                                       26,190    $       101,892
   Hanjin Shipping Co., Ltd.                                             17,204            225,428
   Hanjin Transportation Co., Ltd.                                        3,471             27,410
 * Hankook Synthetics, Inc.                                               1,000              4,624
   Hankook Tire Manufacturing Co., Ltd.                                  26,040            205,766
   Hankuk Electric Glass Co., Ltd.                                        4,480            187,905
   Hankuk Glass Industries, Inc.                                          5,120            152,283
   Hankuk Paper Manufacturing Co., Ltd.                                   1,450             22,415
   Hanmi Pharmaceutical Industrial Co,
     Ltd.                                                                 2,620             75,689
 * Hansol Electronics Inc.                                                  797              7,314
   Hansol Paper Co., Ltd.                                                17,360            117,073
 * Hanssem Co., Ltd.                                                      6,820             48,604
 * Hansung Enterprise Co., Ltd.                                             620              1,561
   Hanwha Chemical Corp.                                                 56,030            321,279
   Hanwha Securities Co., Ltd.                                           13,070             24,592
   Hotel Shilla, Ltd.                                                    15,138             64,731
   Huchems Fine Chemical Corp.                                            5,616             17,747
 * Hung Chang Co., Ltd.                                                      27                 44
   Hyosung T & C Co., Ltd.                                               12,038             89,530
 * Hyundai Auton Co., Ltd.                                               81,580            189,825
   Hyundai Cement Co., Ltd.                                               2,570             58,254
 * Hyundai Corp.                                                          1,505              2,978
   Hyundai Department Store Co., Ltd.                                    13,140            309,440
   Hyundai Development Co.                                               39,110            415,317
 * Hyundai Elevator Co., Ltd.                                             2,354             76,509
   Hyundai Fire & Marine Insurance Co.,
     Ltd.                                                                 4,020            126,135
   Hyundai Hysco                                                         36,380            138,846
 * Hyundai Merchant Marine Co., Ltd.                                     65,410            442,144
 * Hyundai Mipo Dockyard Co., Ltd.                                        8,568            129,199
 * Hyundai Securities Co., Ltd.                                          71,159            290,224
 * Il Jin Diamond Co., Ltd.                                               2,000             21,425
 * IlJin Electric, Ltd.                                                   9,150             18,872
   IlShin Spinning Co., Ltd.                                                380             12,200
 * Inchon Oil Refinery Co., Ltd.                                            373                 18
   INI Steel Co., Ltd.                                                   33,750            251,365
   ISU Chemical Co., Ltd.                                                 1,530              8,276
 * Isupetasys Co., Ltd.                                                   7,160             15,919
   Jahwa Electronics Co., Ltd.                                            6,230             60,711
   Jeonbuk Bank, Ltd.                                                     8,590             31,308
   K.C. Tech Co., Ltd.                                                    6,000             18,469
 * KDB Capital Corp.                                                     21,440             61,614
   KEC Corp.                                                              3,035             63,139
   Kolon Industries, Inc.                                                 5,090             27,081
 * Kolon International                                                      321                944
   Kolon International Corp.                                              2,264             10,937
   Korea Circuit Co.                                                      7,800             24,113
 * Korea Data Systems Co., Ltd.                                          35,000              6,161
 * Korea Development Co., Ltd.                                            3,480             25,682
   Korea Electric Terminal Co., Ltd.                                      3,530             58,009
 * Korea Exchange Bank                                                    9,888             49,762
 * Korea Express Co., Ltd.                                                3,200             62,414
   Korea Fine Chemical Co., Ltd.                                          1,388             14,515
   Korea Iron & Steel Co., Ltd.                                           3,120             40,307
   Korea Iron & Steel Works Co., Ltd.                                     3,328             29,822
   Korea Komho Petrochemical                                              9,100             57,069
   Korea Line Corp.                                                       3,940             85,976
   Korea Polyol Co., Ltd.                                                 1,450             39,718
   Korea Zinc Co., Ltd.                                                   8,810            143,130
   Korean Reinsurance Co., Ltd.                                           4,547            168,850

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * KP Chemical Corp.                                                     34,521    $        83,929
 * KTB Network, Ltd.                                                     17,000             33,643
   Kukdong City Gas Co., Ltd.                                             1,740             20,301
   Kumho Electronics Co., Ltd.                                            1,987             89,335
   Kumho Industrial Co., Ltd.                                            16,300            112,610
   Kyeryong Construction Industrial Co.,
     Ltd.                                                                 2,060             20,827
   Kyobo Securities Co., Ltd.                                            10,440             20,860
   LG Ad Inc., Ltd.                                                       4,120             64,949
   LG Cable, Ltd.                                                        15,520            243,856
   LG Caltex Gas Co., Ltd.                                                1,980             32,915
   LG Engineering & Construction Corp.                                   20,910            326,241
   LG Household & Healthcare Co., Ltd.                                    6,610            169,912
 * LG Industrial Systems, Ltd.                                           16,950            233,691
   LG Insurance Co., Ltd.                                                27,140            135,136
   LG International Corp.                                                33,488            230,994
 * LG Life Sciences, Ltd.                                                 6,855            163,353
   LG Petrochemical Co., Ltd.                                            13,800            274,946
   Lotte Chilsung Beverage Co., Ltd.                                        760            443,020
   Lotte Confectionary Co., Ltd.                                            910            402,994
   Lotte Sam Kang Co., Ltd.                                                 230             18,298
   Meritz Securities Co., Ltd.                                            2,940              5,382
 * Midopa Co., Ltd.                                                      27,910            106,325
   Namhae Chemical Corp.                                                 13,104             17,946
   Namyang Dairy Products Co., Ltd.                                         340             93,051
   Nong Shim Co., Ltd.                                                    2,463            462,427
   Nong Shim Holdings Co., Ltd.                                             780             28,692
   Oriental Fire & Marine Insurance Co.,
     Ltd.                                                                 2,750             36,976
   ORION Corp.                                                            2,700            161,536
   Ottogi Corporation                                                       990             21,556
 * Pacific Industries, Inc.                                               2,100             20,652
 * Pantech Co., Ltd.                                                      8,690             51,347
   Poong San Corp.                                                       12,640            104,184
   Pulmuone Co., Ltd.                                                     2,030             83,324
   Pusan Bank                                                            42,780            261,393
   Pusan City Gas Co., Ltd.                                               3,000             30,237
   Pyung Hwa Industrial Co., Ltd.                                         6,170             16,284
   S1 Corp.                                                              15,730            340,079
 * Saehan Industries, Inc.                                                7,440             11,943
   Samchully Co., Ltd.                                                    1,370             64,243
 * Samlip Industrial Co., Ltd.                                            4,560             16,060
 * Samsung Engineering Co., Ltd.                                         15,780             75,516
   Samsung Fine Chemicals                                                11,080            144,850
 * Samsung Techwin Co., Ltd.                                             44,140            370,433
   Samyang Corp.                                                          1,870             30,476
   Samyang Genex Co., Ltd.                                                  220              4,998
 * Samyoung Corp.                                                         2,170             17,874
   Samyoung Electronics Co., Ltd.                                         5,800             33,813
   Sejong Securities Co., Ltd.                                            4,840              7,074
   Seondo Electric Co., Ltd.                                              4,400              4,791
   Seoul City Gas Co., Ltd.                                               2,750             41,670
 * Seoul Securities Co., Ltd.                                            19,500             45,873
   Shin Young Securities Co., Ltd.                                        2,620             26,157
 * Shindongbang Corp.                                                     2,590             24,759
   Shinmoorim Paper Manufacturing Co.,
     Ltd.                                                                 2,858             11,841
 * Shinsung Engineering Co., Ltd.                                        11,880             44,389
   Sindo Ricoh                                                            4,630            225,879
 * SK Chemicals Co., Ltd.                                                 5,140             33,447
   SK Gas Co., Ltd.                                                       2,500             39,206
 * SKC Co., Ltd.                                                         14,290    $       103,391
 * Ssang Bang Wool Co., Ltd.                                              6,950             20,848
 * Ssangyong Cement Industry Co., Ltd.                                  148,450            197,288
 * Ssangyong Motor Co.                                                   53,830            339,258
   STX Corp.                                                              5,508             18,493
 * STX Engine                                                             4,692             13,251
   Suheung Capsule Co., Ltd.                                              1,900              9,136
   Sung Shin Cement Co., Ltd.                                             7,920            117,799
 * Sunkyong Securities Co., Ltd.                                        120,920             60,072
   Tae Kwang Industrial Co., Ltd.                                           200             26,023
   Tae Young Corp.                                                        3,274             99,266
   Taegu Department Store Co., Ltd.                                       3,130             17,660
   Tai Han Electric Wire Co., Ltd.                                       13,991             65,763
 * Tong Yang Investment Bank                                             28,710             40,883
 * Tongil Heavy Industries Co., Ltd.                                     46,780             20,895
 * Trigem Computer, Inc.                                                 21,159             73,382
   Union Steel Manufacturing Co., Ltd.                                    2,220             95,565
   Woongjin Coway Co., Ltd.                                               6,930             30,330
   Woongjin.Com Co., Ltd.                                                 6,810             16,162
   Woori Securities Co., Ltd.                                             9,550             31,554
   Youlchon Chemical Co., Ltd.                                            8,890             55,345
 * Young Poong Mining & Construction
     Corp.                                                                1,580                 75
   Youngone Corp.                                                        18,210             39,720
   Yuhan Corp.                                                            3,702            212,792
                                                                                   ---------------
TOTAL -- SOUTH KOREA
   (Cost $18,013,632)                                                                   18,846,596
                                                                                   ---------------
TAIWAN -- (10.9%)
COMMON STOCKS -- (10.9%)
   Ability Enterprise Co., Ltd.                                          64,192             53,741
 * Abit Computer Co., Ltd.                                              118,300             51,111
   Accton Technology Corp.                                              178,000            114,621
   Advantech Co., Ltd.                                                  119,000            242,744
 * Altek Corp.                                                           14,000             13,926
 * Ambassador Hotel                                                      60,000             35,421
   Amtran Technology Co., Ltd.                                          110,802             95,108
 * Arima Computer Corp.                                                 386,000            133,282
   Asia Polymer Corp.                                                    41,000             22,006
   Askey Computer Co., Ltd.                                              79,550             51,219
   Audix Co., Ltd.                                                       17,513             21,970
   Aurora Corp.                                                          52,250             30,820
 * Avermedia Technologies, Inc.                                          28,000             27,248
   Avision, Inc.                                                         25,030             18,704
   Bank of Kaohsiung Co., Ltd.                                          129,060             96,305
   Basso Industry Corp., Ltd.                                            26,000             53,420
 * Behavior Tech Computer Corp.                                         117,000             43,203
 * Bes Engineering Corp.                                                446,640             90,307
 * Carnival Industrial Corp.                                             95,000             17,657
   Catcher Co., Ltd.                                                     58,910            228,015
 * Cathay Real Estate Development Co.,
     Ltd.                                                               439,753            252,290
 * Central Insurance Co., Ltd.                                           60,000             31,007
   Central Reinsurance Co., Ltd.                                         61,000             25,219
   Cheng Loong Corp.                                                    311,000            120,281
   Cheng Uei Precision Industry Co.,
     Ltd.                                                                81,200            154,507
 * Chia Hsin Cement Corp.                                               196,000             92,741
 * Chia Hsin Food & Synthetic Fiber Co.,
     Ltd.                                                               269,000             28,156
   Chicony Electronics Co., Ltd.                                        123,866            231,570

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Chien Shing Stainless Steel Co., Ltd.                                  56,000    $        24,120
* China General Plastics Corp.                                           76,000             31,682
* China Life Insurance Co., Ltd.                                        219,400            127,872
* China Man-Made Fiber Co., Ltd.                                        390,280            222,443
  China Metal Products Co., Ltd.                                         22,000             25,618
* China Petrochemical Development
    Corp.                                                               529,000             95,946
* China Rebar Co., Ltd.                                                 200,000             23,739
  China Steel Chemical Corp.                                             46,620             64,712
* China Synthetic Rubber Corp.                                           59,987             18,734
* China United Trust & Investment
    Corp.                                                               220,000             37,382
  Chin-Poon Industrial Co., Ltd.                                         34,244             23,734
* Chou Chin Industrial Co., Ltd.                                         42,180                  0
  Chroma Ate, Inc.                                                       56,252             62,806
* Chun Yu Works & Co., Ltd.                                              69,000             27,107
  Chun Yuan Steel Industrial Co., Ltd.                                  100,000             57,377
  Chung Hsin Electric & Machinery Co.,
    Ltd.                                                                120,000             49,436
  Chung Hwa Pulp Corp.                                                  135,804             73,842
* Clevo Co.                                                              80,340             37,357
  Compal Commun                                                          76,250            179,614
* Compeq Manufacturing Co., Ltd.                                        273,000            110,620
  Continental Engineering Corp.                                         244,098            124,568
  CTCI Corp.                                                            164,000             86,824
  Der Pao Construction Co., Ltd.                                         78,000             27,595
  D-Link Corp.                                                          202,000            260,911
* Edom Technology Co., Ltd.                                              12,000             15,299
  Elan Microelectronincs Corp.                                           80,210             63,979
* Elite Semiconductor Memory
    Technology, Inc.                                                     36,000            136,628
  Elitegroup Computer Systems Co.,
    Ltd.                                                                185,000            118,950
* Enlight Corp.                                                          53,000             20,035
* Entie Commercial Bank                                                 580,246            164,381
  Epistar Corp.                                                          34,619             87,078
* ET Internet Technology Corp.                                          195,114             99,590
  Eternal Chemical Co., Ltd.                                            164,700             88,108
  Everest Textile Co., Ltd.                                             112,000             30,220
  Evergreen International Storage &
    Transport Corp.                                                     391,000            160,633
  Everlight Chemical Industrial Corp.                                    65,000             22,668
  Everlight Electronics Co., Ltd.                                        83,640            133,039
  Everspring Industry Co., Ltd.                                          51,000             17,369
* Far East Department Stores, Ltd.                                      312,000            129,754
  Far Eastern International Bank                                        381,000            193,210
* Federal Corp.                                                          73,552             52,876
  Feng Hsin Iron & Steel Co., Ltd.                                      192,180            162,147
  Feng Tay Enterprise Co., Ltd.                                         117,100            122,797
  First Copper Technology Co., Ltd.                                      62,000             20,778
* First International Computer, Inc.                                    375,000             71,648
* Formosa International Hotels Corp.                                     49,500             60,629
  Formosa Taffeta Co., Ltd.                                             600,000            254,000
* Formosan Rubber Group, Inc.                                            68,000             29,350
  Giant Manufacture Co., Ltd.                                            81,170             97,290
* Giga Storage Corp.                                                     42,000             23,966
  Globe Union Industrial Corp.                                           32,634             43,345
* Gold Circuit Electronics, Ltd.                                         77,446             31,255
* Goldsun Development & Construction
    Co., Ltd.                                                           295,000             74,005
* Grand Pacific Petrochemical Corp.                                     115,000             46,835
  Great China Metal Industry Co., Ltd.                                   63,000    $        36,818
  Great Taipei Gas Co., Ltd.                                             97,000             37,544
  Great Wall Enterprise Co., Ltd.                                        63,000             16,363
  Greatek Co., Ltd.                                                      82,030             90,110
  Hey Song Corp.                                                         96,000             30,807
  Ho Tung Holding Corp.                                                 145,901             53,392
* Hocheng Corp.                                                          71,000             21,904
  Hotai Motor Co., Ltd.                                                 179,000            244,889
* Hsin Kuang Steel Co., Ltd.                                             23,000             40,287
* Hsinchu International Bank                                            527,000            297,015
  Hsing Ta Cement Co., Ltd.                                             100,000             30,003
  Hua Eng Wire & Cable Co., Ltd.                                        113,565             31,494
* Hung Poo Construction Corp.                                            76,000             53,591
* Hung Sheng Construction Co., Ltd.                                     161,000             87,975
* Ichia Technologies, Inc.                                               61,200            152,512
* Infodissc Technology Co., Ltd.                                        115,000             32,626
* Infortrend Technology, Inc.                                            34,000            118,389
  K Laser Technology, Inc.                                               20,343             14,722
* Kao Hsing Chang Iron & Steel Corp.                                    101,000             30,250
  Kaulin Manufacturing Co., Ltd.                                         16,000             21,267
  Kendra Rubber Industrial Co., Ltd.                                    100,793             72,532
* King Yuan Electronics Co., Ltd.                                       116,000            114,939
* Kingdom Construction Co., Ltd.                                        107,000             39,231
* King's Town Construction Co., Ltd.                                     36,000             66,478
  Kinpo Electronics, Inc.                                               457,000            239,738
  Knowledge-Yield-Excellence Systems
    Corp.                                                                23,995             24,906
* Lead Data Co., Ltd.                                                    82,000             29,279
* Lealea Enterprise Co., Ltd.                                           110,000             20,283
  Lee Chang Yung Chemical Industry
    Corp.                                                                70,019             26,573
* Lelon Co., Ltd.                                                        27,378             13,199
* Leofoo Development Co., Ltd.                                           35,000             13,893
  Li Shin International Enterprise Corp.                                 25,280             13,499
  Lien Hwa Industrial Corp.                                             119,000             37,155
* Ling Sheng PrecisionIndustrial Corp.                                   45,000             25,682
* Long Bon Development Co., Ltd.                                         98,000             34,897
  Long Chen Paper Co., Ltd.                                              89,000             31,973
  Lucky Cement Corp.                                                     97,000             30,281
  Meiloon Co., Ltd.                                                      43,060             55,800
  Mercuries & Associates, Ltd.                                          110,250             40,642
* Mercuries Data Co., Ltd.                                               50,000             23,520
  Merry Electronics Co., Ltd.                                            24,480             65,345
* Microelectronics Technology, Inc.                                      77,000             39,105
  Mitac International Corp.                                             383,000            178,058
* Mustek Systems, Inc.                                                   36,000             18,046
* Nankang Rubber Tire Co., Ltd.                                          75,000             78,984
  National Petroleum Co., Ltd.                                           33,325             22,978
  Nien Hsing Textile Co., Ltd.                                          229,000            223,959
* Nien Made Enterprise Co., Ltd.                                         81,752            142,220
* Opto Tech Corp.                                                        61,000             18,833
* Orient Semiconductor Electronics,
    Ltd.                                                                455,917             54,141
  Oriental Union Chemical Corp.                                         179,720            196,881
* Pacific Electric Wire & Cable Corp.                                   726,000             11,328
* Pan Jit International, Inc.                                            33,000             30,792
* Pan Overseas Electronics Co., Ltd.                                     67,000             30,004
* Pan-International Industrial                                          105,000             67,569
  Phihong Technology Co., Ltd.                                           39,472             22,024
* Phoenix Precision Technology Corp.                                    152,000            113,756
  Phoenixtec Power Co., Ltd.                                            172,725            195,048

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Picvue Electronics, Ltd.                                             181,900    $        65,739
   Pihsiang Machinery Mfg. Co., Ltd.                                     48,000            115,130
   Premier Image Technology Corp.                                        51,000             76,438
   Primax Electronics, Ltd.                                              59,987             21,763
 * Prince Housing & Development Corp.                                   223,000             60,950
 * Procomp Informatics, Ltd.                                             21,675              7,049
 * Prodisc Technology Inc.                                              218,560            167,914
 * Q-Run Technology Co., Ltd.                                            94,000            166,159
   Radium Life Tech                                                      33,000             33,319
 * Ruentex Development Co., Ltd.                                        140,000             29,974
 * Ruentex Industries, Ltd.                                             141,000             51,162
 * Sampo Corp.                                                          438,000            147,068
 * San Fang Chemical Industry Co., Ltd.                                  40,700             28,192
 * Sanyang Industrial Co., Ltd.                                         205,000             80,994
   Sanyo Electric Co., Ltd.                                              56,000             34,254
   Senao International Co., Ltd.                                         31,900             18,408
   Sheng Yu Steel Co., Ltd.                                             116,980            129,750
   Shihlin Electric & Engineering Corp.                                 162,000             99,086
 * Shihlin Paper Corp.                                                   56,000             40,170
 * Shinkong Synthetic Fibers Co., Ltd.                                  388,000             79,725
 * Shuttle, Inc.                                                         28,200             35,077
 * Silicon Integrated Systems Corp.                                     150,000             79,768
   Sincere Navigation Corp.                                              91,015             63,492
 * Sinkong Spinning Co., Ltd.                                            60,000             24,478
 * Sintek Photronics Corp.                                              177,000            142,286
   Sinyi Realty, Inc.                                                    20,000             50,959
 * Solomon Technology Corp.                                              90,000             29,719
   Southeast Cement Co., Ltd.                                            94,000             26,194
   Springsoft, Inc.                                                      35,466             87,169
   Stark Technology, Inc.                                                45,100             29,913
   Sunonwealth Electric Machine
     Industry Co., Ltd.                                                  44,719             22,125
   Sunrex Technology Corp.                                               37,260             31,571
   Systex Corp., Ltd.                                                   299,000            141,863
   Ta Chen Stainless Pipe Co., Ltd.                                      25,000             17,738
 * Ta Chong Bank                                                        413,000            139,914
   Ta Ya Elec Wire & Cable Co., Ltd.                                     87,000             33,423
 * Taichung Commercial Bank                                             484,000            132,880
 * Tainan Business Bank                                                 179,000             61,856
   Tainan Enterprises Co., Ltd.                                          28,000             38,879
   Tainan Spinning Co., Ltd.                                            541,000            162,909
   Taiwan Acceptance Corp.                                               37,000             32,717
   Taiwan Fire & Marine Insurance
     Co., Ltd.                                                           67,000             39,004
   Taiwan Fu Hsing Industrial Co., Ltd.                                  30,000             27,092
 * Taiwan Green Point Enterprises Co.,
     Ltd.                                                                22,000             83,836
   Taiwan Hon Chuan Enterprise Co.,
     Ltd.                                                                19,059             19,229
   Taiwan Kai Yih Industrial Co., Ltd.                                   27,270             25,360
 * Taiwan Kolin Co., Ltd.                                                90,000             25,609
   Taiwan Life Insurance Co., Ltd.                                      164,350            288,424
   Taiwan Mask Corp.                                                     49,720             26,576
   Taiwan Navigation Co., Ltd.                                           81,240             54,903
   Taiwan Polypropylene Co., Ltd.                                        63,416             54,018
   Taiwan Secom                                                         156,912            156,057
   Taiwan Sogo Shinkong Security Co.,
     Ltd.                                                                45,150             22,760
   Taiwan Styrene Monomer Corp.                                         169,000            129,017
 * Taiwan Tea Corp.                                                     220,917             53,258
   Teco Electric & Machinery Co., Ltd.                                  225,000             77,925
   Tecom, Ltd.                                                           41,114    $        17,035
   Test-Rite International Co., Ltd.                                     82,541             44,500
 * The Chinese Bank                                                     464,000            106,369
 * The Farmers Bank of China                                            569,720            186,450
   The First Insurance Co., Ltd.                                         50,000             36,333
 * Ton Yi Industrial Corp.                                              512,280            152,894
   Tong Yang Industry Co., Ltd.                                         158,824            269,575
   Transcend Information, Inc.                                           91,440            223,623
   Tsann Kuen Enterprise Co., Ltd.                                       62,000             84,750
 * TSRC Corp.                                                           127,000             50,036
 * Tung Ho Steel Enterprise Corp.                                       219,687            153,297
 * Twinhead International Corp.                                         121,000             24,570
   TYC Brother Industrial Co., Ltd.                                      43,680             47,880
 * Tycoons Group Enterprise Co., Ltd.                                    72,000             21,419
   U-Ming Marine Transport Corp.                                        174,000            219,207
 * Union Bank of Taiwan                                                 602,000            192,278
 * Union Insurance Co., Ltd.                                             90,185             30,289
 * Unitech Printed Circuit Board Corp.                                   62,000             38,862
 * United Epitaxy Co., Ltd.                                              50,000             26,694
   United Integration Service Co., Ltd.                                  44,450             55,055
 * Universal Cement Corp.                                                63,000             23,237
 * Universal Scientific Industrial Co., Ltd.                            211,000             93,966
   UPC Technology Corp.                                                 171,680             65,109
 * Usi Corp.                                                            238,000             93,827
   Walsin Technology Corp., Ltd.                                         98,793             83,688
 * Waterland Financial Holdings                                         375,000            139,499
 * Wei Chuan Food Corp.                                                  70,000             29,321
   Weltrend Semiconductor, Inc.                                          32,480             20,677
   Wintek Corp.                                                         199,800            266,579
 * Wistron Corp.                                                        199,000            130,214
   World Peace Industrial Co., Ltd.                                      87,425             84,414
 * WUS Printed Circuit Co., Ltd.                                        134,000             90,590
   Ya Hsin Industrial Co., Ltd.                                          60,000             79,598
 * Yeung Cyang Industrial Co., Ltd.                                      26,000             25,073
   Yieh Phui Enterprise Co., Ltd.                                       280,580            192,918
   Yosun Industrial Corp.                                                19,257             20,137
 * Yuen Foong Yu Paper Manufacturing
     Co., Ltd.                                                          438,863            240,918
   Yung Chi Paint & Varnish
     Manufacturing Co., Ltd.                                             28,672             33,120
   Yung Shin Pharmaceutical Industrial
     Co., Ltd.                                                           33,000             24,836
   Yung Tay Engineering Co., Ltd.                                       127,000             74,570
   Zig Sheng Industrial Co., Ltd.                                        71,000             20,420
   Zinwell Corp.                                                         23,320             21,565
   Zyxel Communication Corp.                                             73,515            154,662
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $17,055,682)                                                                   18,559,325
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Taiwan Dollar
     (Cost $31,141)                                                                         31,333
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Yeun Chyang Industrial Co., Ltd.
     Rights 05/31/04
     (Cost $0)                                                            2,484                  0
                                                                                   ---------------
TOTAL -- TAIWAN
   (Cost $17,086,823)                                                                   18,590,658
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)
 * A&M Realty Berhad                                                     65,000    $        23,595
   ACP Industries Berhad                                                 34,000             17,789
   Affin Holdings Berhad                                                562,100            199,908
   Amalgamated Industrial Steel Berhad                                   11,250              2,076
 * AMBD Berhad                                                           58,000              2,976
   Amway (Malaysia) Holdings Berhad                                      92,000            165,959
   Ann Joo Resources Berhad                                              83,000             34,552
 * Anson Perdana Berhad                                                  10,000                118
   Antah Holding Berhad                                                  23,000                939
 * Aokam Perdana Berhad                                                     733                 12
   APM Automotive Holdings Berhad                                        74,500             49,616
 * Arab Malaysia Corp. Berhad                                           558,000            198,288
   Asas Dunia Berhad                                                     16,000              4,422
 * Asia Pacific Land Berhad                                              70,000              4,791
   Asiatic Development Berhad                                           447,100            205,927
 * Avenue Assets Berhad                                                 254,000             35,100
   Ayer Hitam Planting Syndicate
     Berhad                                                               6,000              3,789
   Bandar Raya Developments Berhad                                      295,200            169,933
   Batu Kawan Berhad                                                    209,100            329,778
 * Berjaya Capital Berhad                                               391,000             92,170
 * Berjaya Land Berhad                                                  465,000             96,680
 * Bernas Padiberas Nasional Berhad                                     143,700             48,766
   Bimb Holdings Berhad                                                 208,200             93,054
   Bintai Kinden Corp. Berhad                                            16,000              6,232
   Bolton Properties Berhad                                              96,000             18,453
   Boustead Holdings Berhad                                             233,000            107,393
   Cahya Mata Sarawak Berhad                                            153,000             67,289
 * Camerlin Group Berhad                                                 58,000             13,647
   Carlsberg Brewery Malaysia Berhad                                    111,600            308,337
   Cement Industries of Malaysia Berhad                                  48,800             26,313
   Chemical Co. of Malaysia Berhad                                      102,000             64,672
   Chin Teck Plantations Berhad                                          33,000             46,845
 * Cosway Corp. Berhad                                                  113,000             26,940
   Courts Mammoth Berhad                                                149,000             89,419
   Cycle & Carriage Bintang Berhad                                       15,000             13,331
 * Damansara Realty Berhad                                               65,000              1,803
 * Datuk Keramik Holdings Berhad                                         24,000                784
 * Digi.Com Berhad                                                      232,000            285,779
 * Dijaya Corp. Berhad                                                   96,000             20,456
   Diperdana Corp. Berhad                                                 3,000                910
   Diversified Resources Berhad                                         704,300            337,257
   DNP Holdings Berhad                                                   34,000              6,390
 * E&O Property Development Berhad                                      563,200            100,729
   Eastern & Oriental Berhad                                             72,000             17,247
 * Econstates Berhad                                                     55,500             16,840
   Edaran Otomobil Nasional Berhad                                      173,600            404,359
   Esso Malaysia Berhad                                                 126,600             87,403
   Europlus Berhad                                                       25,700              4,866
 * Faber Group Berhad                                                    16,000              1,428
   Far East Holdings Berhad                                              23,700             21,675
 * FCW Holdings Berhad                                                   24,000              2,524
   FFM Berhad                                                            82,600            186,838
   Fraser & Neave Holdings Berhad                                       210,700            234,241
   Globetronics Technology Berhad                                       796,400            112,173
   Glomac Berhad                                                         70,200             42,709
 * Gold IS Berhad                                                        77,000             27,362
 * Golden Plus Holdings Berhad                                           16,000              2,881
 * Gopeng Berhad                                                         17,000              2,234
   Guiness Anchor Berhad                                                192,300    $       228,603
 * Gula Perak Berhad                                                     97,700             41,624
   Guthrie Ropel Berhad                                                  35,900             35,901
   Hap Seng Consolidated Berhad                                         305,300            202,225
   Heitech Padu Berhad                                                   26,000             19,522
   Highlands and Lowlands Berhad                                        411,700            401,040
 * HLG Capital Berhad                                                    12,000              3,734
   Hock Seng Lee Berhad                                                  44,160             34,831
   Hong Leong Industries Berhad                                         148,100            182,979
   Hong Leong Properties Berhad                                         259,100             36,521
   Hume Industries (Malaysia) Berhad                                     93,867            113,550
   Hwang-DBS (Malaysia) Berhad                                           97,500             44,395
   IGB Corp. Berhad                                                     706,850            226,829
   IJM Corp. Berhad                                                     255,500            312,991
   IJM Plantations Berhad                                                37,600             11,468
 * Insas Berhad                                                         226,000             24,375
   IOI Properties Berhad                                                127,000            239,279
   Island & Peninsular Berhad                                           179,300            217,910
   Jaya Jusco Stores Berhad                                              49,000            142,979
   Jaya Tiasa Holdings Berhad                                           158,400            156,648
 * Johan Holdings Berhad                                                 30,000              2,716
   John Hancock Life Insurance (M)
     Berhad                                                              46,000             27,983
   Johor Port Berhad                                                    162,700             99,354
 * Johore Tenggara Oil Palm Berhad                                       59,200             19,032
   JT International Berhad                                              122,700            141,468
 * K & N Kenanga Holdings Berhad                                        287,300             73,396
   Keck Seng (Malaysia) Berhad                                           23,000              9,746
   KFC Holdings (Malaysia) Berhad                                        64,000             62,303
   Kian Joo Can Factory Berhad                                           72,900             55,869
   Kim Hin Industry Berhad                                               52,000             38,346
   KPJ Healthcare Berhad                                                 62,000             23,513
 * Kretam Holdings Berhad                                                15,000              3,915
 * KSL Holdings Berhad                                                   64,500             47,735
 * Kub Malaysia Berhad                                                  181,000             32,355
   Kulim Malaysia Berhad                                                 53,000             34,143
 * Kumpulan Hartanah Selangor
     Berhad                                                             166,500             28,481
   Kwantas Corp. Berhad                                                  68,600             96,655
   Ladang Perbadanan-Fima Berhad                                         11,000              7,682
 * Land & General Berhad                                                180,000             14,681
   Landmarks Berhad                                                     182,600             33,150
 * Leader Universal Holdings Berhad                                      69,000              8,165
 * Leong Hup Holdings Berhad                                             46,000             13,915
   Lingkaran Trans Kota Holdings
     Berhad                                                             251,600            176,304
   Lingui Development Berhad                                            219,000             91,198
   Lion Diversified Holdings Berhad                                     114,000             32,131
   Lion Industries Corp. Berhad                                         260,700             66,556
 * Liqua Health Corp. Berhad                                                173                 29
   MAA Holdings Berhad                                                   85,933            123,341
   Magnum 4D Berhad                                                      80,000             85,559
   Malayan Cement Berhad                                              1,453,050            300,423
   Malayawata Steel Berhad                                               72,000             40,764
 * Malaysia Aica Berhad                                                  48,200             25,057
 * Malaysia Building Society Berhad                                      35,000              6,808
   Malaysia Industrial Development
     Finance Berhad                                                     544,600            169,498
   Malaysia Mining Corp. Berhad                                         732,900            386,906
   Malaysia Smelting Corp. Berhad                                        23,000             44,785
   Malaysian Mosaics Berhad                                             229,300             96,997

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Malaysian National Reinsurance
     Berhad                                                              80,500    $        69,833
   Malaysian Oxygen Berhad                                               99,100            310,225
   Malaysian Plantations Berhad                                         622,500            372,439
 * Malaysian Resources Corp. Berhad                                      94,666             18,443
 * Mancon Berhad                                                         12,000              2,747
   Maruichi Malaysia Steel Tube Berhad                                   58,600             36,523
   Matsushita Electric Co. (Malaysia)
     Berhad                                                              23,884             64,073
   MBM Resources Berhad                                                 102,966             67,231
 * Media Prima Berhad                                                    61,533             29,181
 * Merces Holdings Berhad                                                 1,250                 76
   Metro Kajang Holdings Berhad                                          44,100             21,829
 * Mieco Chipboard Berhad                                                69,000             43,825
 * MTD Infraperdana Berhad                                              420,300             80,356
   MUI Properties Berhad                                                 75,200              6,526
 * Mulpha International Berhad                                          739,950            123,746
 * Multi-Purpose Holdings Berhad                                        457,000            132,431
 * Mycron Steel Berhad                                                   14,650                  0
   Naim Cendera Berhad                                                   60,700             55,267
 * Naluri Berhad                                                        365,000            112,492
 * Nam Fatt Berhad                                                        9,000              1,630
   Narra Industries Berhad                                               16,000              8,230
   NCB Holdings Berhad                                                  122,000             76,664
   Negara Properties (Malaysia) Berhad                                    6,000              6,388
 * New Straits Times Press (Malaysia)
     Berhad                                                             131,700            135,144
 * Nikko Electronics Berhad                                              36,600             14,528
   NV Multi Corp. Berhad                                                 25,900             21,649
 * NWP Holdings Berhad                                                  112,000             27,037
   Nylex (Malaysia) Berhad                                               83,000             22,924
   Oriental Holdings Berhad                                             322,200            330,476
   OSK Holdings Berhad                                                  301,333            130,659
   OSK Property Holdings Berhad                                           3,393                975
   Pacific & Orient Berhad                                               40,400             20,360
 * Pacificmas Berhad                                                      9,500             14,195
   Pan Malaysia Cement Works Berhad                                     192,000             25,231
 * Pan Malaysian Industries Berhad                                      818,000             19,435
 * Pan Pacific Asia Berhad                                               12,000                284
 * Panglobal Berhad                                                      14,000              6,963
 * PBA Holdings Berhad                                                   52,400             20,655
   Pelangi Berhad                                                       268,700             43,427
 * Pernas International Holdings Berhad                                 224,000             32,415
   Petaling Garden Berhad                                                94,000             32,187
   Phileo Allied Berhad                                                 279,200            143,382
 * Pilecon Engineering Berhad                                            42,000                940
   PK Resources Berhad                                                   14,000              2,723
   PPB Group Berhad                                                     145,333            248,664
 * Prime Utilities Berhad                                                 3,000                942
 * Promet Berhad                                                         52,000              3,968
 * Puncak Niaga Holdings Berhad                                         231,200            165,510
 * QL Resources Berhad                                                   57,000             34,519
 * QSR Brand Berhad                                                      32,000             17,090
   Ramatex Berhad                                                       292,700            273,991
   Ranhill Berhad                                                        66,400            119,587
 * Ranhill Utilities Berhad                                             107,800             71,207
 * Rashid Hussain Berhad                                                182,000             34,991
 * Rekapacific Berhad                                                    55,000                  0
   Road Builders (Malaysia) Holdings
     Berhad                                                             287,700            221,792
   Sapura Telecommunications Berhad                                      64,846             37,193
   Sarawak Enterprise Corp. Berhad                                      421,000    $       147,313
 * Saship Holdings Berhad                                                23,000              5,387
   SCB Developments Berhad                                               45,000             53,319
   Selangor Properties Berhad                                           171,800            101,656
   Shangri-La Hotels (Malaysia) Berhad                                  114,000             35,005
   Shell Refining Co. Federation of
     Malaysia Berhad                                                    160,900            287,607
 * SHL Consolidated Berhad                                               75,000             26,081
   Sime Engineering Services Berhad                                     279,100            113,946
   Sime UEP Properties Berhad                                           133,000            140,419
   Southern Acids (Malaysia) Berhad                                      41,000             19,863
   Southern Bank Berhad (Foreign)                                       188,750            131,615
   Southern Steel Berhad                                                118,400             68,855
   SP Setia Berhad                                                      351,400            349,500
 * SRI Hartemas Berhad                                                   65,000              7,099
   Star Publications (Malaysia) Berhad                                  229,300            380,122
 * Subur Tiasa Holdings Berhad                                           65,000             45,442
   Sunrise Berhad                                                        91,200             65,545
 * Sunway City Berhad                                                   139,000             61,058
 * Sunway Construction Berhad                                            59,000             40,263
 * Sunway Holdings, Inc. Berhad                                         245,700            105,368
 * Suria Capital Holdings Berhad                                        186,000             28,397
 * Symphony House Berhad                                                 13,714              5,774
   Ta Ann Holdings Berhad                                                86,800            157,665
   Ta Enterprise Berhad                                                 797,000            153,169
   Talam Corp. Berhad                                                    12,850              3,956
   Tan Chong Motor Holdings Berhad                                      393,900            122,183
 * Tanah Emas Corp. Berhad                                               65,000             30,534
   Tasek Corp. Berhad                                                    37,000             25,058
 * Time Dotcom Berhad                                                 1,001,500            258,311
   Top Glove Corp. Berhad                                                30,000             55,257
   Tractors Malaysia Holdings Berhad                                    143,400             94,372
   Tradewinds (Malaysia) Berhad                                         117,000             82,613
 * Trengganu Development &
     Management Berhad                                                   79,700             20,562
   Tronoh Mines Malaysia Berhad                                         148,300            113,696
   UAC Berhad                                                            25,000             31,588
   Uchi Technologies Berhad                                             177,500             85,566
   UDA Holdings Berhad                                                   81,000             31,779
 * UEM World Berhad                                                     745,100            224,695
   Unico-Desa Plantations Berhad                                         79,000             38,428
   Union Paper Holdings Berhad                                           70,000             16,592
 * Uniphone Telecommunications
     Berhad                                                              43,000             12,661
   Unisem (M) Berhad                                                     82,500            195,342
   United Malacca Rubber Estates
     Berhad                                                              47,500             43,228
   United Malayan Land Berhad                                            13,000              3,858
   United Plantations Berhad                                            101,700            125,612
 * Utama Banking Group Berhad                                           122,000             31,911
   Wah Seong Corp                                                       164,000             70,406
 * Wing Tiek Holdings Berhad                                              8,000              1,874
   Worldwide Holdings Berhad                                             52,000             26,738
   WTK Holdings Berhad                                                   93,600            145,390
   Yeo Hiap Seng (Malaysia) Berhad                                       47,300             23,622
 * Yu Neh Huat Berhad                                                       500                176
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $19,134,333)                                                                   18,048,034
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * FCW Holdings Berhad Warrants
     11/11/13                                                             8,000    $           432
 * Kulim Malaysia Berhad Rights
     06/04/04                                                            13,250              4,359
 * Liqua Health Marketing Berhad
     Warrants 09/09/08                                                       34                  2
 * Mieco Chipboard Berhad Warrants
     04/01/04                                                            23,000              8,050
 * OSK Property Holdings Berhad
     Rights 06/28/04                                                      1,696                  0
 * QSR Brand Berhad Warrants
     01/24/07                                                            12,800              2,869
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $605)                                                                              15,712
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $19,134,938)                                                                   18,063,746
BRAZIL -- (10.1%)
PREFERRED STOCKS -- (9.4%)
 * Acesita SA                                                       978,765,315            748,523
   Alpargatas-Santista Textil SA                                        500,000             62,117
   Bahia Sul Celulose SA                                                260,593             54,658
   Banco Mercantil do Brasil SA                                         130,000             14,682
   Brasileira de Petroleo Ipiranga                                   60,800,000            243,671
 * Braskem SA                                                        40,500,000            637,754
   Centrais Electricas de Santa Catarin
     Celesc Series B                                                    840,000            227,686
   Compania Paranaense de Energia
     Series B                                                       213,000,000            651,578
   Confab Industrial SA                                                 119,000            155,518
   Coteminas Cia Tecidos Norte de
     Minas                                                            6,977,102            459,287
   Distribuidora de Produtos Petreleo
     Ipirangi SA                                                      3,900,000             30,203
   Duratex SA                                                        13,400,000            264,844
 * Electropaulo Electrecidade
     Metropolitana                                                   28,790,000            452,985
   Embraco SA                                                           262,000            102,298
   Embratel Participacoes SA                                        273,800,000            631,710
 * Empressa Metropolitanade
     Aguas e Energia SA                                              24,000,000             37,018
   Energetica do Ceara Coelce                                        72,000,000             99,903
 * ENERSUL Empresa Energetjica de
     Mato Grosso do Sul SA Series B                                  13,156,000             35,214
   Fertibras SA                                                           3,400             20,845
   Forca Luz Cataguazes Leopoldina
     Series A                                                        23,400,000             10,571
   Fras-Le Preferred                                                     20,200             33,178
   Globex Utilidades SA                                                  25,268             66,044
 * Gradiente Eletronica SA                                                2,600              3,675
 * Industria de Bebidas Antarctica
     Polar SA                                                            23,000             19,482
 * Inepar SA Industria e Construcoes                                  9,900,001              1,406
   Klabin SA                                                            652,000            843,666
   Lojas Americanas SA                                               68,290,369            572,722
   Magnesita SA Series A                                             20,500,000             59,205
   Magnesita SA Series C                                                202,338                570
   Marcopolo SA                                                         124,000            211,668
   Metal Leve SA                                                      3,400,000            124,524
   Metalurgica Gerdau SA                                                 59,302    $       759,693
 * Net Servicos de Communication SA                                   1,604,500            398,666
 * Paranapanema SA                                                  146,200,000            155,211
   Perdigao SA NPV                                                       47,900            421,965
   Randon Participacoes SA                                              162,500            192,966
 * Rasip Agro-Pastoril SA                                                51,000              3,785
 * Refinaria de Petroleo Ipiranga SA                                 12,300,000             70,649
   Ripasa SA Papel e Celulose                                           442,000            386,518
   Sadia SA                                                             585,000            739,981
   Saraiva Livreiros Editores                                             4,000             11,617
 * Sharp SA Equipamentos Eletronicos                                 30,200,000                195
   Siderurgica Belgo-Mineira                                          1,000,000            222,652
   Suzano de Papel e Celulose                                           248,383          1,025,912
   Suzano Petroquimica SA                                                30,000             33,882
   Tele Celular Sul Participacoes SA                                405,908,039            517,372
   Tele Centro Oeste Celular
     Participacoes SA                                               229,000,000            653,969
 * Tele Leste Celular Participacoes SA                              559,666,572            133,641
   Tele Norte Celular Participacoes SA                              549,505,027             97,524
   Telemig Celular Participacoes SA                                 398,290,371            568,068
   Telenordeste Celular Participacoes SA                            408,041,513            492,441
   Telesudeste Celular Participacoes
     SA                                                             285,800,000            465,728
   Tim Sul SA Preferred Series B                                     13,950,000            299,347
   Ultrapar Participants                                             66,639,437            645,106
   Uniao des Industrias Petroquimicas
     SA Series B                                                        563,520            340,040
 * Varig Participacoes Em Transportes                                   122,026                650
 * Varig Particpacoes Em Servicos                                       116,823                109
 * Varig SA Viacao Aerea Riograndense                                    16,000              4,956
   Weg SA                                                               280,100            641,726
                                                                                   ---------------
TOTAL PREFERRED STOCKS
   (Cost $14,370,746)                                                                   16,161,574
                                                                                   ---------------
COMMON STOCKS -- (0.7%)
 * Acos Especiais Itabira-Acesita Aces                               42,900,000             30,593
 * Acos Villares SA Avil                                                120,000              5,305
   Avipal SA Avicultura e Agropecua                                  50,900,000             80,481
   Eternit SA                                                           120,000             10,339
   Forjas Taurus SA                                                      88,000             41,459
   Metalurgica Gerdau SA                                                  1,292             14,012
   Petroquimica do Sul Copesul                                       18,200,000            898,548
 * Rhodia Ster SA                                                       640,780             24,812
   Sao Paulo Alpargatas SA                                              510,000             29,622
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $1,185,597)                                                                     1,135,171
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tele Celular Sul Participacoes SA
     Rights 06/07/04                                                  8,289,621                  0
 * Tele Nordeste Celular Participacoes
     SA Rights 05/24/04                                               7,392,740                 24
 * Tim Sul SA Rights 05/19/04                                           243,591                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                    24
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Brazilian Real
     (Cost $3)                                                                                   3
                                                                                   ---------------
TOTAL -- BRAZIL
   (Cost $15,556,346)                                                                   17,296,772
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
TURKEY -- (7.6%)
COMMON STOCKS -- (7.6%)
 * Adana Cimento Sanayi Ticaret A.S.                                253,683,148    $       166,050
 * Ak Enerji A.S.                                                    72,903,000            346,079
 * Akal Tekstil A.S.                                                  2,779,875              9,127
   Akcansa Cimento Sanayi ve Ticaret
     A.S.                                                           274,876,875            583,334
 * Aksa                                                              38,821,296            326,505
   Aksigorta A.S.                                                   285,150,627            674,484
 * Aksu Iplik Dokuma ve Boya Apre Fab
     A.S.                                                             4,477,695              6,969
 * Aktas Elektrik Ticaret A.S.                                          370,000             36,963
 * Alarko Holding                                                    21,706,400            430,449
 * Alarko Sanayii ve Ticaret A.S.                                    14,579,992             95,623
   Alkim Alkali Kimya A.S.                                           23,650,000             95,605
 * Alternatifbank A.S.                                               97,063,680             45,245
 * Altinyildiz Mensucat ve Konfeksiyan
     Fabrikalari A.S.                                                21,960,000             28,563
 * Anadolu Anonim Turk Sigorta Sirketi                              122,999,220            131,762
   Anadolu Cam Sanayii A.S.                                         250,675,663            622,762
 * Anadolu Cam Sanayii A.S.                                             417,324              1,834
 * Anadolu Isuzu Otomotiv Sanayi ve
     Ticaret A.S. Series C                                           15,586,000             91,980
 * Ayen Enerji A.S.                                                  17,941,000            122,489
 * Bagfas Bandirma Gubre Fabrik                                       2,300,000             49,890
 * Bandirma Vitaminli Yem Sanayii
     Ticaret A.S.                                                    36,924,546            232,406
   Bati Cimento A.S.                                                 96,109,301            150,942
 * Bekoteknik Sanayi A.S.                                            80,999,725            450,272
 * Bolu Cimento Sanayi A.S.                                         111,833,881            128,556
   Borusan                                                           36,993,000            193,360
 * Bossa Ticaret ve Sanayi Isletmeleri
     A.S.                                                           128,217,000            112,080
 * Brisa Bridgestone Sanbanci Lastik
     San & Tic A.S.                                                   5,857,000            189,240
   Bursa Cimento Fabrikasi A.S.                                      28,840,000            217,128
 * Carsi Buyuk Magazacilik                                          122,086,500            100,119
   Celebi Hava Servisi A.S.                                          18,903,000            114,692
   CIMSA A.S. (Cimento Sanayi ve
     Ticaret)                                                       228,659,400            443,008
 * Deva Holding A.S.                                                 21,599,332             61,671
 * Doktas Dokumculuk Ticaret ve
     Sanayi A.S.                                                     63,993,600             81,967
 * Eczacibasi Ilac                                                   49,338,000             60,044
 * Eczacibasi Ilac Sanayi Issue                                     197,352,000            220,813
 * Eczacibasi Yapi Gere                                             116,012,250            116,070
 * Ege Seramik Co., Inc.                                             44,835,048             29,273
 * Egeplast Plastik Ticaret ve Sanayi
     A.S.                                                             7,720,000              7,964
 * Finansbank                                                       523,018,021            515,643
 * Global Menkul Degerler A.S.                                       31,200,000             22,117
 * Global Menkul Degerler A.S.                                       15,376,164             10,548
 * Goldas Kuyumculuk Sanayi A.S.                                     88,799,600             42,748
 * Goltas Cimento                                                     7,128,000             47,043
 * Good Year Lastikleri A.S.                                         14,659,125            121,321
 * GSD Holdings A.S.                                                 62,399,999             21,233
 * Gubre Fabrikalari Ticaret A.S.                                     8,436,960             13,456
 * Gunes Sigorta A.S.                                                68,999,261             45,887
 * Hektas Ticaret A.S.                                               25,477,234             15,783
 * Ihlas Holding                                                    285,533,822            220,847
 * Is Gayrimenk                                                     289,898,200            272,854
 * Isiklar Ambalaj Sansuii ve Ticaret
     A.S.                                                             2,685,000    $         3,176
 * Istanbul Motor Piston ve Pim Sanayi
     A.S.                                                               229,000             28,135
 * Izmir Demir Celik                                                 57,269,250             66,299
   Karsu Tekstil Sanayii ve Ticaret A.S.                              5,680,000             15,737
   Kartonsan                                                          1,698,750             83,644
 * Kav Orman Sanayii A.S.                                             4,654,650             10,781
 * Kerevitas Gida Sanayi ve Ticaret
     A.S.                                                             2,532,000              6,536
   Konya Cimento                                                      4,921,000             54,162
 * Kordsa Sabanci Dupont Endustriye
     Iplik ve Kord Bezi Sanayi ve Ticaret
     A.S.                                                           146,305,500            198,445
 * Kutahya Porslen Sanayii A.S.                                       2,617,000             31,216
 * Mardin Cimento                                                    38,235,750            134,209
 * Marshall Boya ve Vernik Sanayii A.S.                               2,186,000             26,381
 * Marshall Boya ve Vernik Sanayii A.S.                               2,186,000             25,769
 * Medya Holdings A.S. Series C                                      15,849,000             72,833
 * Menderes Tekstil Sanayi ve Ticaret
     A.S.                                                           104,549,000             48,792
 * Merko Gida Sanayi ve Ticaret A.S.
     Series A                                                        10,580,000              7,188
 * Milliyet Gazetecilik A.S.                                         28,557,680            108,508
 * Milpa Ticari ve Sinai Urunler
     Pazarlama                                                       13,329,360              9,519
 * Mudurnu Tavukculuk A.S.                                            1,740,000                522
 * Mutlu Aku                                                          1,527,000             11,304
 * Nergis Holding A.S.                                                1,784,000              4,396
 * Net Holding A.S.                                                  15,942,722             12,487
 * Net Turizm Ticaret ve Sanayi                                      16,830,000             14,289
 * Netas Northern Electric
     Telekomunikasyon A.S.                                            8,756,500            166,698
 * Olmuksa Mukavva Sanayi ve Ticaret
     A.S.                                                            20,976,000             28,514
 * Otobus Karoseri Sanayi A.S.                                       44,321,167            166,879
 * Pinar Sut Mamulleri Sanayii A.S.                                  12,143,250             37,908
 * Raks Elektroniks A.S.                                              2,730,000              2,289
 * Sanko Pazarlama Ithalat Ihracat A.S.                              48,903,000            128,002
 * Sarkuysan Elektrolitik Bakir Sanayi
     A.S.                                                            10,999,662             14,949
 * Sarkuysan Elektrolitik Bakir Sanayi
     A.S. Issue 04                                                   43,998,648             53,332
 * Sasa Suni ve Sentetik Elyat
     Sanayi A.S.                                                    310,985,000            307,680
 * Sonmez Filament Sentetik Iplik ve
     Elyaf Sanayi A.S.                                                6,300,000              5,006
 * T. Tuborg Bira ve Malt Sanayi A.S.                                10,974,754             62,060
 * Tansas Izmir Buyuksehir Belediyesi
     Ic ve dis Ticaret A.S.                                         365,309,000            294,628
 * Tat Konserve Sanayii A.S.                                         63,787,500             93,117
 * Tekstil Bankasi A.S.                                             121,274,079             34,779
 * Teletas Telekomunikasyon Endustri
     Ticaret A.S.                                                     8,799,000             68,168
   Tire Kutsan Oluklu Mukavvakutu ve
     Kagit Sanayi A.S.                                               39,939,000             63,398
   Trakya Cam Sanayii A.S.                                          154,764,866            350,122
 * Turk Demir Dokum Fabrikalari                                      60,749,982            105,132
   Turk Dis Ticaret Bankasi A.S.                                    334,067,850            410,033
 * Turk Siemens Kablo ve Elektrik
     Sanayi A.S.                                                      9,925,500             69,357

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Turk Sise de Cam Fabrikalari
     A.S. Issue 04                                                   74,340,010    $       121,301
 * Turk Sise ve Cam Fabrikalari A.S.                                179,550,063            302,426
 * Ulker Gida Sanayi Ve Ticaret                                     101,003,282            413,700
   USAS (Ucak Servisi A.S.)                                          11,938,000            128,841
 * Uzel Makina Sanayi A.S.                                           41,851,000            177,841
 * Vakif Finansal Kiralama A.S.                                       5,450,302              6,642
 * Yunsa Yunlu Sanayi ve Ticaret A.S.                                10,027,800              8,708
 * Zorlu Enerji Elektrik Uretimi
     Otoproduktor Gruba A.S.                                         98,400,000            356,973
                                                                                   ---------------
TOTAL -- TURKEY
   (Cost $10,681,810)                                                                   13,077,609
                                                                                   ---------------
ISRAEL -- (7.3%)
COMMON STOCKS -- (7.3%)
 * Afcon Industries                                                         159              1,745
   Albad Massuot Yitzhak, Ltd.                                            7,600            120,951
   Alony Hetz Properties & Investments,
     Ltd.                                                                46,080             86,204
   American Israeli Paper Mills, Ltd.                                     4,542            242,610
 * Azorim Investment Development &
     Construction Co., Ltd.                                              40,322            347,470
 * Baran Group, Ltd.                                                      9,500             55,493
 * Beit Shemesh Engines
     Holdings (1997), Ltd.                                                3,351             10,988
   Blue Square Israel, Ltd.                                              45,312            485,735
 * C Mer Industries, Ltd.                                                 7,900             77,446
   Danya Cebus, Ltd.                                                     19,413             92,633
   Delek Automotive Systems, Ltd.                                        96,288            697,006
 * Delek Drilling                                                       599,731            251,431
   Delta Galil Industries, Ltd.                                          27,362            411,522
 * Direct Insurance - I.D.I. Insurance Co.,
     Ltd.                                                                59,860            116,056
 * Discount Mortgage Bank, Ltd.                                           1,320            109,589
 * Elbit Medical Imaging                                                 27,990            210,890
   Elco Industries (1975)                                                 5,476             28,562
   Electra Consumer                                                      22,800            274,169
   Electra Israel, Ltd.                                                   3,700            274,679
 * Electronics Line, Ltd.                                                 3,169             22,199
 * Elron Electronic Industries, Ltd.                                     34,325            453,233
 * Feuchtwanger Investments 1984, Ltd.                                    4,200              2,301
   FMS Enterprises Migun, Ltd.                                            7,300            215,353
 * Formula Systems (1985), Ltd.                                          12,170            230,706
 * Formula Vision Technologies, Ltd.                                      1,604              1,803
   Frutarom Industries (1995), Ltd.                                      48,400            252,629
   Gachelet Invetment Co., Ltd.                                             653             33,132
 * Granite Hacarmel Investments, Ltd.                                    19,200             31,882
 * Housing & Construction Holding Co.,
     Ltd.                                                               473,282            316,153
   Industrial Building Corp., Ltd.                                      284,973            292,967
   Investec Bank, Ltd.                                                    3,222             91,886
 * Israel Land Development Co., Ltd.                                     26,000             89,725
 * Israel Petrochemical Enterprises, Ltd.                                32,500            150,525
 * Israel Salt Industries                                                38,139            117,462
   Ituran                                                                 7,011            134,836
 * J.O.E.L. Jerusalem Oil Exploration,
     Ltd.                                                                 6,178             34,122
 * Knafaim-Arkia Holdings, Ltd.                                          14,161            179,337
 * Koor Industries, Ltd.                                                 19,500            739,512
 * Leader Holding & Investments, Ltd.                                    11,500             14,131
 * Lipman Electronic Engineering, Ltd.                                   12,968            614,645
 * Magic Software Enterprises, Ltd.                                      24,908    $       114,193
   Maman Cargo Terminals & Handling,
     Ltd.                                                                33,600             45,966
 * Matav Cable Israel                                                    35,613            332,067
   Medtechnica, Ltd.                                                     14,470             66,318
 * Mehadrin, Ltd.                                                         3,887             68,253
 * Metalink, Ltd.                                                        22,247            137,548
   Middle East Tube Co.                                                  19,000             24,873
   Miloumor, Ltd.                                                        12,658             48,526
   Mivtach Shamir Holdings, Ltd.                                         12,000            162,911
 * Naphtha Israel Petroleum Corp.                                       105,630             15,690
 * Nice Systems, Ltd.                                                    15,600            342,578
 * OCIF Investments and Development,
     Ltd.                                                                 1,100             14,553
   Ormat Industries, Ltd.                                                75,100            324,394
   Property and Building Corp., Ltd.                                      4,894            418,539
 * Rapac Electronics, Ltd.                                                6,000             16,744
 * Rapac Technologies (2000), Ltd.                                        6,000             15,771
 * Retalix, Ltd.                                                         13,300            261,467
 * Scitex Corp., Ltd.                                                    46,509            263,495
 * Shrem Fudim Kelner & Co., Ltd.                                         6,600             17,251
   Strauss Elite, Ltd.                                                   44,000            403,612
   Suny Electronic Inc., Ltd.                                            37,700            215,211
   Tadiran Communications, Ltd.                                          12,806            438,801
 * Team Computer & Systems, Ltd.                                          1,400             25,384
   Tefahot Israel Mortgage Bank, Ltd.                                    33,330            309,075
   Telsys, Ltd. Electronic Engineering                                    5,300             29,945
 * Tower Semiconductor, Ltd.                                             59,093            298,062
 * Union Bank of Israel, Ltd.                                            55,564            184,263
   Ytong Industries, Ltd.                                                52,500             53,290
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $8,415,304)                                                                    12,562,498
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Alony Hetz Properties & Investments,
     Ltd. Warrants 11/20/07                                              16,263              6,985
 * Delek Drilling Warrants 07/31/04                                      27,376              5,679
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                12,664
                                                                                   ---------------
TOTAL -- ISRAEL
   (Cost $8,415,304)                                                                    12,575,162
                                                                                   ---------------
MEXICO -- (6.9%)
COMMON STOCKS -- (6.9%)
 * Cintra S.A. de C.V.                                                  137,000             24,011
 * Consorcio Ara S.A.                                                   599,000          1,646,640
 * Consorcio Hogar S.A. de C.V. Series B                                325,000            105,091
   Controladora Comercial Mexicana
     S.A. de C.V. Series B                                            1,326,100          1,557,178
 * Corporacion Geo S.A. de C.V.
     Series B                                                         1,330,000          1,713,272
 * Corporacion Interamericana de
     Entramiento S.A. de C.V. Series B                                  703,769          1,486,293
 * Corporacion Mexicana de
     Restaurantes S.A. de C.V. Series B                                   1,623                149
   Corporativo Fragua S.A. de C.V.
     Series B                                                                31                 82
 * Desc S.A. de C.V. Series B                                           981,833            288,230
 * Empaques Ponderosa S.A. de C.V.
     Series B                                                           206,000             10,831

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Empresas ICA Sociedad Controladora
     S.A. de C.V.                                                     6,256,350    $     1,924,356
   Empresas la Moderna S.A. de C.V.
     Series A                                                           610,700            129,509
 * GPo Iusacell                                                          51,405             62,975
   Gruma S.A. de C.V. Series B                                          138,000            231,582
   Grupo Casa Saba S.A. de C.V.                                          39,700             51,141
   Grupo Cementos de Chihuahua,
     S.A. de C.V.                                                       398,000            652,202
   Grupo Corvi S.A. de C.V. Series L                                    100,000             16,562
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                                9,441              1,870
   Grupo Financiero GBM Atlantico
     S.A. de C.V. Series L                                               23,928              5,032
 * Grupo Industrial Maseca S.A. de C.V.
     Series B                                                           446,000            195,612
   Grupo Industrial Saltillo Unique Series                               90,600            148,466
 * Grupo Nutrisa S.A. de C.V.                                               188                 42
   Grupo Posadas S.A. de C.V. Series L                                  199,000            115,095
 * Grupo Qumma S.A. de C.V. Series B                                    105,334              1,662
 * Grupo Tribasa S.A. de C.V.                                            67,110                  0
   Herdez Common Series                                                 107,000             46,883
 * Hylsamex S.A. de C.V. Series B                                        82,000            115,690
   Industrias Bachoco S.A. de C.V.
     (Certificate Representing Series B
     and Series L)                                                       66,000            106,997
 * Industrias S.A. de C.V. Series B                                      33,000            151,821
 * Jugos del Valle S.A. de C.V. Series B                                 37,900             59,848
 * Movilaccess S.A. de C.V. Series B                                     13,489             44,918
   Nadro S.A. de C.V. Series B                                          242,967            128,174
 * Sanluis Corporacion S.A. de C.V.
     (Certificates representing 1 share
     Series B, 1 share Series C &
     1 share Series D)                                                    3,300              1,345
   Vitro S.A.                                                           811,000            852,824
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $8,982,127)                                                                    11,876,383
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Mexican Peso
     (Cost $8,636)                                                                           6,893
                                                                                   ---------------
TOTAL -- MEXICO
   (Cost $8,990,763)                                                                    11,883,276
                                                                                   ---------------
THAILAND -- (6.5%)
COMMON STOCKS -- (6.5%)
   A.J. Plast Public Co., Ltd. (Foreign)                                166,500             18,222
 * Adkinson Securities Public Co., Ltd.
     (Foreign)                                                          138,150             32,179
 * Advance Agro Public Co., Ltd.
     (Foreign)                                                          809,000            448,669
   Aeon Thana Sinsap (Thailand) Public
     Co., Ltd.                                                           28,500             91,324
   Amarin Plaza Public Co., Ltd.
     (Foreign)                                                          523,680             28,914
   Amata Corp. Public Co., Ltd.                                         782,800            227,682
   Asian Property Development Public
     Co., Ltd. (Foreign)                                              1,435,000            148,558
   Bangkok Dusit Medical Services
     Public Co., Ltd. (Foreign)                                         250,000             51,454
   Bangkok Expressway Public Co., Ltd.
     (Foreign)                                                        1,170,400    $       675,064
   Bangkok Insurance Public Co., Ltd.                                    35,880            212,255
 * Bangkok Land Co., Ltd. (Foreign)                                   4,830,900            111,931
 * Bangkok Rubber Public Co., Ltd.
     (Foreign)                                                           14,600                893
   Banpu Public Co., Ltd. (Foreign)                                     133,600            405,048
   Big C Supercenter Public Co., Ltd.
     (Foreign)                                                           87,000             38,386
 * Book Club Finance Public Co., Ltd.                                   157,200             24,992
   Cal-Comp Electronics (Thailand)
     Public Co., Ltd.                                                   173,800            139,229
 * Capetronic International (Thailand)
     Public Co., Ltd. (Foreign)                                       1,020,399             51,812
   Capital Nomura Securities Public Co.,
     Ltd. (Foreign)                                                      46,000             86,172
 * Central Paper Industry Public Co.,
     Ltd. (Foreign)                                                      19,800              1,025
   Central Pattana Public Co., Ltd.
     (Foreign)                                                          490,000            107,493
   Central Plaza Hotel Public Co., Ltd.
     (Foreign)                                                           79,000             28,625
 * Ch Karnchang Public Co., Ltd.
     (Foreign)                                                          797,400            257,479
   Charoong Thai Wire & Cable Public
     Co., Ltd.                                                          130,000             29,800
   Compass East Ind-Foreign                                             122,000             24,508
 * DBS Thai Danu Bank Public Co., Ltd.
     (Foreign)                                                        1,306,000            101,724
   Dynasty Ceramic Public Co., Ltd.                                     232,500            115,190
 * Eastern Star Real Estate Public Co.,
     Ltd. (Foreign)                                                   1,537,600             20,466
   Eastern Water Resources
     Development & Management
     Public Co., Ltd. (Foreign)                                          90,100            111,043
   Fancy Wood Industries Public Co.,
     Ltd.                                                               260,800             33,106
 * GFPT Public Co., Ltd.                                                 71,400             25,871
   GMM Grammy Public Co., Ltd.
     (Foreign)                                                          460,000            179,147
 * Golden Land Property Development
     Public Co., Ltd. (Foreign)                                         485,616            114,312
   Hana Microelectronics Public Co.,
     Ltd. (Foreign)                                                      73,894            227,674
   Hermraj Land & Development Public
     Co., Ltd.                                                        3,087,400             75,340
   Home Product Center Public Co., Ltd.                                 417,900             45,117
   ICC International Public Co., Ltd.                                   155,000            135,630
 * International Broadcasting Corp.
     Public Co., Ltd. (Foreign)                                         408,170            179,084
 * International Engineering Public Co.,
     Ltd. (Foreign)                                                      20,000                503
 * ITV Public Co., Ltd.                                                 254,000             93,912
 * Jasmine International Public Co.,
     Ltd. (Foreign)                                                   7,000,000            151,836
 * K.R. Precision Public Co.,
     Ltd. (Foreign)                                                     320,598             18,650
   Kang Yong Electric Public Co., Ltd.
     (Foreign)                                                            7,200              9,672
   KCE Electronics Public Co., Ltd.
     (Foreign)                                                          204,000             54,809

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Keppel Thai Properties Public Co., Ltd.                                8,360    $           828
   KGI Securities One Public Co.,
     Ltd. (Foreign)                                                   1,070,446            102,902
   Laguna Resorts & Hotels Public Co.,
     Ltd. (Foreign)                                                      32,200             41,272
   Loxley Public Co., Ltd. (Foreign)                                    958,120             87,853
   LPN Development Public Co., Ltd.
     (Foreign)                                                          340,505             23,668
   MBK Development Public Co., Ltd.                                     114,000            140,498
 * Media of Medias Public Co., Ltd.
     (Foreign)                                                            9,100              3,701
   MFC Asset Management Public
     Co., Ltd. (Foreign)                                                  5,000              1,972
   MK Real Estate Development Public
     Co., Ltd. (Foreign)                                                472,260             26,541
   Muramoto Electronic (Thailand) Public
     Co., Ltd. (Foreign)                                                  9,900             64,910
 * Nakornthai Strip Mill Public Co., Ltd.                             1,902,400             83,936
   Nation Multimedia Group Public Co.,
     Ltd. (Foreign)                                                     146,259             53,716
   National Finance and Securities
     Public Co., Ltd. (Foreign)                                         476,800            173,937
   National Petrochemical Public Co.,
     Ltd. (Foreign)                                                     447,300            992,285
   Noble Development Public Co., Ltd.                                   260,100             57,700
 * Pacific Assets Public Co., Ltd.
     (Foreign)                                                          141,000             20,332
 * Padaeng Industry Public Co., Ltd.
     (Foreign)                                                           73,800             25,649
   Patum Rice Mill & Granary Public Co.,
     Ltd. (Foreign)                                                       5,500              4,338
   Phatra Insurance Public Co., Ltd.                                     10,000             40,424
   Phoenix Pulp and Paper Public Co.,
     Ltd. (Foreign)                                                      62,800            151,698
 * Prasit Development Public Co.,
     Ltd. (Foreign)                                                      29,700              1,098
   Quality Houses Public Co., Ltd.
     (Foreign)                                                        3,370,500             95,540
   Regional Container Lines Public Co.,
     Ltd.                                                               482,900            171,402
 * Robinson Department Store Public
     Co., Ltd. (Foreign)                                                 18,525              1,827
   Saha Pathana Inter-Holding Public
     Co., Ltd.                                                          350,000            114,740
   Saha-Union Public Co., Ltd. (Foreign)                                279,500            141,231
 * Samart Corporation Public Co., Ltd.                                  539,500             94,416
   Sammakorn Public Co., Ltd. (Foreign)                                  75,000              4,770
   Sansiri Public Co., Ltd.                                             780,566            107,744
   Seamico Securities Public Co., Ltd.                                  448,722            111,710
   Serm Suk Public Co., Ltd. (Foreign)                                   10,000              6,039
   Shinawatra Satellite Public Co., Ltd.
     (Foreign)                                                          307,400             96,986
   Siam Food Products Public Co., Ltd.
     (Foreign)                                                            9,000             17,747
   Siam Industrial Credit Public Co., Ltd.                              352,862             61,318
   Siam Makro Public Co., Ltd. (Foreign)                                136,800            161,854
   Sino-Thai Engineering & Construction
     Public Co., Ltd. (Foreign)                                         502,100            172,028
   Sri Trang Agro Industry Public Co.,
     Ltd. (Foreign)                                                      30,496             26,685
   Srithai Superware Public Co., Ltd.
     (Foreign)                                                           16,400              2,870
 * Standard Chartered Nakornthon
     Bank Public Co., Ltd. (Foreign)                                         54    $         4,392
 * STP & I Public Co., Ltd.                                             138,700              7,453
 * Sun Tech Group Public Co., Ltd.
     (Foreign)                                                           27,200              1,877
   Supalai (Forign)                                                     346,000             26,609
   SVI Public Co., Ltd.                                                 122,266             39,781
 * Tanayong Public Co., Ltd. (Foreign)                                  261,000              6,433
   TCJ Motor Public Co., Ltd. (Foreign)                                     730                828
 * Telecomasia Corp. Public Co., Ltd.
     (Foreign)                                                          765,100            115,039
 * Thai Gypsum Public Co., Ltd.                                         650,000            108,146
   Thai Plastic and Chemicals Public
     Co., Ltd. (Foreign)                                                 40,500            179,689
   Thai Reinsurance Public Co., Ltd.
     (Foreign)                                                          660,300             69,334
   Thai Rung Union Car Public Co., Ltd.
     (Foreign)                                                          165,000             62,226
   Thai Stanley Electric (Thailand) Public
     Co., Ltd. (Foreign)                                                 16,000            103,328
   Thai Vegetable Oil-Foreign                                           482,600            141,556
   Thai Wacoal Public Co., Ltd.                                          78,000             59,601
   Thai-German Ceramic Industry Public
     Co., Ltd. (Foreign)                                                361,000             46,271
 * Tipco Asphalt Public Co., Ltd.
     (Foreign)                                                           95,200             67,464
   TIPCO Foods (Thailand) Public Co.,
     Ltd.                                                               147,620             18,557
   TISCO Finance Public Co., Ltd.
     (Foreign)                                                          745,900            510,198
 * TPI Polene Public Co., Ltd. (Foreign)                                458,476            367,278
 * TT&T Public Co., Ltd. (Foreign)                                    1,020,000             96,544
 * Tuntex (Thailand) Public Co., Ltd.
     (Foreign)                                                          126,728              5,998
 * United Communication Industry Public
     Co., Ltd. (Foreign)                                                139,000            150,752
   United Palm Oil Industry Public Co.,
     Ltd.                                                                21,000             21,093
   Vanachai Group Co-Foreign                                            953,066            253,712
 * Vinythai Public Co., Ltd. (Foreign)                                  861,634            244,239
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $8,462,706)                                                                    11,131,363
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Bangkok Dusit Medical Services
     Public Co., Ltd. (Foreign) Rights
     06/25/04                                                             8,333                483
 * Bangkok Land (Foreign)
     Warrants 2006                                                      217,330                  0
 * Ch Karnchang Public Co., Ltd.
     Warrants 12/06                                                     125,600             25,541
 * Seamico Securities Public Co., Ltd.
     (Foreign) Warrants 12/02/04                                         13,680                  0
 * Seamico Securities Public Co., Ltd.
     (Foreign) Warrants 2008                                             98,500             13,596
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                39,620
                                                                                   ---------------
TOTAL -- THAILAND
   (Cost $8,462,706)                                                                    11,170,983
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INDONESIA -- (6.0%)
COMMON STOCKS -- (6.0%)
 * PT Apac Centretex Corporation Tbk                                    122,000    $         1,973
 * PT Argha Karya Prima Industry Tbk                                     90,666              7,087
 * PT Artha Graya Investama Sentral Tbk                               4,773,000             51,331
   PT Asahimas Flat Glass Co., Ltd.                                   1,271,000            255,832
   PT Astra Agro Lestari Tbk                                          6,656,000          1,796,401
   PT Astra Graphia Tbk                                               4,549,000            122,740
 * PT Bank NISP Tbk                                                  13,832,920            762,519
 * PT Batu Buana                                                         77,715                670
   PT Berlian Laju Tanker Tbk                                         7,383,600            734,381
   PT Bhakti Investama Tbk                                            9,031,500            287,573
   PT Branta Mulia Tbk                                                   66,000              5,515
 * PT Budi Acid Jaya Tbk                                              1,449,000             14,106
   PT Charoen Pokphand Indonesia Tbk                                  3,406,500             84,838
 * PT Ciputra Development Tbk                                           161,250              5,133
   PT Citra Marga Nusaphala Persada                                   6,649,500            336,955
 * PT Clipan Finance Indonesia Tbk                                    3,133,000            105,379
   PT Dankos Laboratories Tbk                                         6,022,800            422,518
 * PT Davomas Adabi Tbk                                               4,192,000            266,609
 * PT Dharmala Intiland                                                 277,400              2,247
   PT Dynaplast Tbk                                                   1,038,000            170,675
   PT Enseval Putera Megatrading Tbk                                  6,380,000            279,190
 * PT Eterindo Wahanatama Tbk                                           397,000              6,007
 * PT Ever Shine Textile Tbk                                          4,029,640             40,188
 * PT Gajah Tunggal Tbk                                                 236,000             13,363
 * PT GT Petrochem Industries Tbk                                       918,000             38,324
 * PT Hero Supermarket Tbk                                               33,000              3,563
 * PT Indal Aluminium Industry                                           47,000                709
   PT Indorama Synthetics Tbk                                         2,211,000            100,411
 * PT Jakarta International Hotel and
     Development Tbk                                                    790,000             19,236
 * PT Jaya Real Property                                                393,500             69,968
   PT Kalbe Farma Tbk                                                25,907,600          1,006,919
 * PT Karwell Indonesia                                                 138,000              4,947
 * PT Kawasan Industry Jababeka Tbk                                  43,401,000            375,127
 * PT Keramika Indonesia Assosiasi Tbk                                  100,000              1,887
   PT Komatsu Indonesia Tbk                                             860,000            119,495
   PT Lautan Luas Tbk                                                 1,887,500             46,781
   PT Matahari Putra Prima Tbk Foreign                                2,609,000            140,892
   PT Mayorah Indah                                                   2,473,500            246,923
 * PT Metrodata Electronics Tbk                                       3,981,000             32,219
 * PT Modern Photo Tbk                                                   40,000              2,711
 * PT Mulia Industrindo                                                 542,000             12,836
   PT Mustika Ratu Tbk                                                  723,000             31,199
 * PT Pakuwon Jati Tbk                                                   63,000              2,412
 * PT Panasia Indosyntec Tbk                                             79,000              3,364
   PT Panin Insurance Tbk                                             7,979,000            205,996
 * PT Prasidha Aneka Niaga Tbk                                           84,000                951
   PT Pudjiadi Prestige, Ltd. Tbk                                        45,500                920
 * PT Putra Sejahtera Pioneerindo                                        29,000              1,180
 * PT Rig Tenders Indonesia Tbk                                         178,000            133,645
   PT Selamat Semp Tbk                                                1,920,000             50,897
 * PT Semen Cibinong Tbk                                                702,000             23,077
 * PT Sinar Mas Agro Resources and
     Technology Tbk                                                      87,792             26,292
   PT Summarecon Agung Tbk                                            6,332,000            307,947
 * PT Sunson Textile Manufacturer Tbk                                   343,000              3,940
 * PT Suparma Tbk                                                     2,400,000             46,495
 * PT Surabaya Agung Industri Pulp &
     Paper                                                               64,500                452
 * PT Surya Dumai Industri Tbk                                        3,298,500    $       121,804
 * PT Suryamas Dutamakmur                                               125,000                911
   PT Tempo Scan Pacific                                                471,500            353,425
 * PT Texmaco Jaya Tbk                                                   93,000             29,580
   PT Timah Tbk                                                       1,701,000            357,971
 * PT Trias Sentosa Tbk                                               9,198,400            193,523
   PT Trimegah Sec Tbk                                                9,961,000            145,636
   PT Tunas Ridean Tbk                                                1,987,000             72,735
   PT Ultrajaya Milk Industry & Trading
     Co.                                                                390,000             16,387
   PT Unggul Indah Corp. Tbk                                             48,239             12,157
 * PT United Tractors                                                 1,128,960            139,780
 * PT Wicaksana Overseas International                                   28,560                762
                                                                                   ---------------
TOTAL -- INDONESIA
   (Cost $8,401,293)                                                                    10,279,616
                                                                                   ---------------
POLAND -- (4.0%)
COMMON STOCKS -- (4.0%)
 * Amica Wronki SA                                                       18,410            219,619
 * Budimex SA                                                            28,076            346,729
 * Cersanit-Krasnystaw SA                                                22,217            568,274
 * Computerland SA                                                       14,630            454,902
   Debica SA                                                             19,184            660,176
 * Echo Investment SA                                                    19,155            428,928
 * Fabryki Mebli Forte SA                                                39,475            143,989
 * Farmacol SA                                                           39,250            286,331
 * Huta Ferrum SA                                                           309                522
 * Impexmetal SA                                                         23,067            202,975
   Kroscienskie Huty Szkla Krosno SA                                      2,000             56,629
 * Kutnowskie Zaklady Farmaceutyczne
     Polfa SA                                                             3,498            302,773
   Lentex SA                                                             13,464            104,686
 * Mostostal Export SA                                                   42,087             19,028
 * Mostostal Siedlce SA                                                  17,520             60,255
 * Mostostal Warszawa SA                                                 18,600             65,550
 * Mostostal Zabrze Holding SA                                           18,293              5,462
 * Netia Holdings SA                                                     43,672             48,949
 * Ocean Company SA                                                       8,530                270
 * Optimus Technologie                                                    7,500             20,951
   Orbis SA                                                              25,000            154,918
   Polifarb Cieszyn Wroclaw SA                                           98,435            266,097
   Polska Grupa Farmaceutyczna SA                                        22,323            326,151
 * Prosper SA                                                            12,770             55,559
   Przedsiebiorstwo Farmaceutyczne
     JELFA SA                                                            14,330            258,893
 * Przedsiebiorstwo Telekomunikacyjne
     Szeptel A.S.                                                        16,774             18,020
   Raciborska Fabryka Kotlow SA                                          37,758            140,498
 * Softbank SA                                                           44,730            247,912
 * Sokolowskie Zaklady Miesne SA                                        217,420            332,796
 * Stalexport SA                                                         11,514              9,582
 * Ster-Projekt SA                                                       20,650             78,855
 * Zaklad Przetworstwa Hutniczego
     Stalprodukt SA                                                       8,169            110,536
   Zaklady Metali Lekkich Kety SA                                        19,615            630,654
 * Zaklady Tluszcowe Kruszwica SA                                        23,610            242,897
                                                                                   ---------------
TOTAL -- POLAND
   (Cost $4,254,114)                                                                     6,870,366
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
HUNGARY -- (2.6%)
COMMON STOCKS -- (2.6%)
 * Danubius Hotel & Spa RT                                               58,038    $     1,127,881
   Delmagyarorszagi Aramszolgaltato
     Demasz RT                                                           15,581            870,034
 * Fotex First Hungarian-American
     Photo Service Co.                                                  749,391            545,350
   Globus Konzervipari RT                                                92,126            380,252
 * Mezogazdasagi Gepgyarto
     Reszvenytarsasag (Mezogep)                                          67,414            324,636
 * North American Business Industries
     RT                                                                  51,024            215,902
 * Pannonplast P.L.C.                                                    39,441            303,215
 * Raba Hungarian Railway Carriage &
     Machine Works                                                      143,528            522,670
 * Synergon Information Systems Ltd.,
     Budapest                                                            30,190             59,952
 * Tiszantuli Aramszolgaltato RT Titasz,
     Debrecen                                                             1,801             88,333
 * Zwack Unicum Liqueur Industry &
     Trading Co., Ltd.                                                    1,100             39,822
                                                                                   ---------------
TOTAL -- HUNGARY
   (Cost $4,893,648)                                                                     4,478,047
                                                                                   ---------------
PHILIPPINES -- (2.4%)
COMMON STOCKS -- (2.4%)
   Alaska Milk Corp.                                                  1,404,000             74,143
 * Bacnotan Consolidated Industries, Inc.                               122,234             21,867
 * Bankard, Inc.                                                        412,000              6,731
 * Belle Corp.                                                       20,937,000            183,716
 * C & P Homes, Inc.                                                  6,477,000             19,714
 * Digital Telecommunications
     (Philippines), Inc.                                             20,973,000            243,553
   EDSA Properties Holdings, Inc.                                     1,759,970             15,585
 * EEI Corp.                                                          1,108,000              5,666
 * Fil-Estate Land, Inc.                                              3,170,700             14,823
 * Filinvest Development Corp.                                        4,664,500             78,854
 * Filinvest Land, Inc.                                              25,798,050            479,740
 * First E-Bank Corp.                                                    77,000              1,033
   Ginebra San Miguel, Inc.                                           1,065,200            551,888
 * Global Equities, Inc.                                                886,462                799
 * House of Investments, Inc.                                           732,000              4,714
   International Container Terminal
     Services, Inc.                                                   4,593,837            250,777
 * Ionics, Inc.                                                         769,825             16,360
 * iVantage Corp.                                                       593,400              3,985
   Keppel Philippines Marine, Inc.                                      610,000              2,946
 * Lepanto Consolidated Mining Co.
     Series B                                                         1,925,000              8,446
 * Mabuhay Holdings Corp.                                               516,000              1,200
 * Macroasia Corp.                                                    2,237,500             22,615
 * Manila Jockey Club, Inc.                                              65,311              8,763
 * Megaworld Properties & Holdings, Inc.                             21,843,500            438,408
 * Metro Pacific Corp.                                               45,763,860            213,325
 * Negros Navigation Co., Inc.                                           31,100                206
 * Philex Mining Corp. Series B                                         150,000                965
 * Philippine Bank of Communications                                     14,726             22,392
 * Philippine National Bank                                             929,975            396,208
 * Philippine National Construction Corp.                               173,000             10,058
   Philippine Savings Bank                                              317,212            153,215
 * Picop Resources, Inc.                                              1,125,000                725
 * Pilipino Telephone Corp.                                           1,692,000    $        53,833
 * Prime Orion Philippines, Inc.                                      2,920,000              8,346
   Republic Glass Holding Corp.                                         507,500             15,161
 * RFM Corp.                                                          2,378,934             27,054
   Robinson's Land Corp. Series B                                     3,402,000            108,328
   Security Bank Corp.                                                  320,842             96,127
   SM Development Corp.                                               4,971,000             94,492
   Soriano (A.) Corp.                                                 3,430,211             56,489
   Union Bank of the Philippines                                         47,500             19,546
 * United Paragon Mining Corp.                                          322,500                519
 * Universal Rightfield Property Holdings,
     Inc.                                                             1,062,000                532
   Universal Robina Corp.                                             3,158,100            378,318
 * Urban Bank, Inc.                                                       5,658                 53
 * Victorias Milling Co., Inc.                                          139,680              2,174
 * Vitarich Corp.                                                       176,000                819
                                                                                   ---------------
TOTAL -- PHILIPPINES
   (Cost $6,291,017)                                                                     4,115,211
                                                                                   ---------------
ARGENTINA -- (1.3%)
COMMON STOCKS -- (1.2%)
 * Acindar Industria Argentina de
     Aceros SA Series B                                                 459,031            442,533
 * Alpargatas SA Industrial y Comercial                                   1,007                502
 * Banco del Sud Sociedad Anonima
     Series B                                                            89,000             78,651
 * Banco Suquia SA                                                       76,789             12,215
 * Capex SA Series A                                                     26,370             26,905
 * Celulosa Argentina SA Series B                                         6,375              4,609
 * Central Costanera SA Series B                                         50,000             63,949
 * Central Puerto SA Series B                                            61,000             31,364
 * CINBA SA (Cia de Bebidao y
     Alimentos)                                                          15,000              7,809
   Cresud SA Comercial Industrial
     Financiera y Agropecuaria                                          155,401            154,810
   DYCASA SA (Dragados y
     Construcciones Argentina) Series B                                  23,052             19,483
 * Ferrum SA de Ceramica y Metalurgica
     Series B                                                            25,200             25,104
 * Fiplasto SA Comercial y Industrial
     Series B                                                             6,000              4,589
 * Garovaglio y Zorraquin SA                                             14,160              1,957
 * Importadora y Exportadora de la
     Patagonia Series B                                                  11,500             48,782
 * Introductora de Buenos Aires SA
     Series A                                                             9,832              6,161
 * IRSA Inversiones y Representaciones
     SA                                                                 306,635            214,813
 * Juan Minetti SA                                                      131,531            134,412
 * Ledesma S.A.A.I.                                                     387,128            223,929
 * Polledo SA Industrial y
     Constructora y Financiera                                           88,891             13,397
 * Quimica Estrella SA Series B                                          27,200              9,178
 * Renault Argentina SA                                                 624,451             98,328
 * Sol Petroleo SA                                                       50,662              8,303
   Solvay Indupa S.A.I.C.                                               370,500            307,178
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $2,583,593)                                                                     1,938,961
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.1%)
* Argentine Peso
    (Cost $214,576)                                                                $       215,240
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
* Quimica Estrella New Preferred Shares
    (Cost $3,163)                                                         3,260                974
                                                                                   ---------------
TOTAL -- ARGENTINA
   (Cost $2,801,332)                                                                     2,155,175
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $2,900,000 FHLB Notes
    3.375%, 06/15/04, valued at $2,947,125) to be
    repurchased at $2,903,287 (Cost $2,903,000)                 $         2,903          2,903,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $155,034,957)++                                                          $   171,352,129
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $155,035,503.

                 See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
UNITED STATES -- (84.6%)
COMMERCIAL PAPER -- (44.4%)
AIG Funding, Inc.
   0.990%, 06/03/04                                             $        18,494    $    18,492,951
Barton Capital Corp.
   1.030%, 06/11/04                                                      36,400         36,389,382
   1.030%, 06/17/04                                                      13,400         13,393,734
CBA (DE) Finance, Inc.
   1.030%, 06/11/04                                                       5,200          5,198,526
CDC Commercial Paper Corp.
   1.000%, 06/03/04                                                      45,500         45,497,420
   0.990%, 06/10/04                                                       9,000          8,997,705
Ciesco L.P.
   1.030%, 06/16/04                                                       8,200          8,196,412
   1.030%, 06/17/04                                                      28,800         28,786,533
   1.030%, 06/22/04                                                      14,000         13,991,327
Compass Securitization LLC
   1.030%, 06/04/04                                                      36,200         36,196,832
   1.030%, 06/16/04                                                      16,200         16,192,912
   1.040%, 06/18/04                                                       2,100          2,098,955
DuPont (E.I.) de Nemours & Co., Inc.
   1.000%, 06/07/04                                                       5,333          5,332,093
   1.040%, 07/16/04                                                      34,700         34,653,415
Electricite de France
   1.020%, 06/10/04                                                       3,400          3,399,133
   1.020%, 06/17/04                                                      43,800         43,780,141
Govco, Inc.
   1.050%, 07/01/04                                                       2,700          2,697,615
   1.070%, 07/19/04                                                      16,200         16,175,959
   1.130%, 07/27/04                                                      35,900         35,835,944
KFW International Finance, Inc.
   1.010%, 06/22/04                                                      13,900         13,891,730
Kittyhawk Funding Corp.
   1.030%, 06/02/04                                                      44,960         44,958,674
   1.030%, 06/09/04                                                       7,500          7,498,233
Marsh & McLennan Co., Inc.
   1.010%, 06/22/04                                                       4,100          4,097,561
Nestle Capital Corp.
   1.000%, 06/07/04                                                      24,300         24,295,869
Paccar Financial Corp.
   0.980%, 06/01/04                                                      35,000         35,000,000
Pfizer, Inc.
   1.040%, 07/12/04                                                      45,000         44,945,726
Rabobank
   1.030%, 06/01/04                                                      54,800         54,800,000
Sheffield Receivables Corp.
   1.040%, 06/22/04                                                      18,260         18,248,580
   1.040%, 06/25/04                                                       8,560          8,553,893
   1.040%, 06/28/04                                                       6,200          6,195,025
Siemens Capital Corp.
   1.010%, 06/02/04                                                      46,200         46,198,688
   1.000%, 06/03/04                                                       2,600          2,599,853
   1.000%, 06/07/04                                             $         1,600    $     1,599,728
UBS Finance Delaware, Inc.
   1.015%, 06/01/04                                                      46,500         46,500,000
United Parcel Service, Inc.
   0.960%, 06/01/04                                                      32,900         32,900,000
Windmill Funding Corp.
   1.030%, 06/03/04                                                       3,300          3,299,806
   1.030%, 06/14/04                                                      30,129         30,117,467
   1.080%, 07/06/04                                                      10,500         10,488,934
   1.080%, 07/07/04                                                       9,040          9,030,174
                                                                                   ---------------
TOTAL COMMERCIAL PAPER
  (Cost $820,533,987)                                                                  820,526,930
                                                                                   ---------------
AGENCY OBLIGATIONS -- (24.1%)
Federal Farm Credit Bank
   1.850%, 03/03/06                                                      28,000         27,602,624
Federal Home Loan Bank
   2.125%, 11/15/05                                                      19,300         19,210,718
   2.500%, 11/15/05                                                      22,500         22,525,425
   2.250%, 12/15/05                                                      27,000         26,904,366
   2.375%, 02/15/06                                                      27,000         26,866,728
   2.250%, 05/15/06                                                      34,400         34,031,851
Federal Home Loan Mortgage
  Corporation
   5.250%, 01/15/06                                                      76,000         79,272,712
   1.875%, 02/15/06                                                      16,000         15,821,456
Federal National Mortgage Association
   2.000%, 01/15/06                                                     115,000        114,007,090
   5.500%, 02/15/06                                                      24,000         25,136,904
   2.125%, 04/15/06                                                      55,000         54,388,400
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $449,991,031)                                                                  445,768,274
                                                                                   ---------------
BONDS -- (16.1%)
Bayerische Landesbank
   2.500%, 04/28/06                                                      55,200         54,493,164
Citigroup, Inc.
   6.750%, 12/01/05                                                      44,125         46,825,097
General Electric Capital Corp.
   6.800%, 11/01/05                                                      10,083         10,683,624
   2.000%, 01/30/06                                                      22,700         22,438,791
   2.850%, 01/30/06                                                      16,000         16,045,200
   5.350%, 03/30/06                                                       5,500          5,745,987
Gillette Co.
   4.000%, 06/30/05                                                       9,400          9,574,652
KFW International Finance, Inc.
   2.500%, 10/17/05                                                      37,000         37,169,238
Swiss Bank Corp. New York
   6.750%, 07/15/05                                                       3,400          3,567,967
Toyota Motor Credit Corp.
   2.070%, 10/31/05                                                      40,500         40,531,104
   2.800%, 01/18/06                                                       3,350          3,388,843

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
Wells Fargo & Co.
   7.250%, 08/24/05                                             $        36,000    $    38,124,036
   6.125%, 02/15/06                                                       9,000          9,517,320
                                                                                   ---------------
TOTAL BONDS
  (Cost $300,108,831)                                                                  298,105,023
                                                                                   ---------------
TOTAL -- UNITED STATES
  (Cost $1,570,633,849)                                                              1,564,400,227
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (8.9%)
BONDS -- (8.9%)
Asian Development Bank
   2.375%, 03/15/06                                                      12,600         12,594,317
European Investment Bank
   5.625%, 01/24/06                                                      17,300         18,173,667
Inter-American Development Bank
   6.125%, 03/08/06                                                      55,000         58,344,000
Nordic Investment Bank
   2.750%, 01/11/06                                                      54,500         54,631,182
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
   5.000%, 03/28/06                                                      19,600         20,416,340
                                                                                   ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $166,192,840)                                                                  164,159,506
                                                                                   ---------------
CANADA -- (5.0%)
BONDS -- (5.0%)
Canada (Government of)
   6.375%, 07/21/05                                                      20,000         20,984,000
Export Development Corp.
   2.750%, 12/12/05                                             $        14,500    $    14,592,409
Ontario, Province of
   6.000%, 02/21/06                                                      55,000         57,883,485
                                                                                   ---------------
TOTAL -- CANADA
  (Cost $94,740,532)                                                                    93,459,894
                                                                                   ---------------
FINLAND -- (1.3%)
BONDS -- (1.3%)
Republic of Finland
   5.875%, 02/27/06                                                      22,100         23,338,771
                                                                                   ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $4,806,000 FHLB
  Notes 1.625%, 06/15/05, valued at
  $4,824,263) to be repurchased at
  $4,752,470 (Cost $4,752,000)                                            4,752          4,752,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,859,950,072)++                                                          $ 1,850,110,398
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $1,859,950,072.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                    -------                 ------
                                                                     (000)
UNITED STATES -- (59.8%)
AGENCY OBLIGATIONS -- (44.7%)
Federal Farm Credit Bank
   1.760%, 09/22/05                                             $        13,000    $    12,914,174
   2.625%, 12/15/05                                                       5,225          5,235,894
   1.850%, 03/03/06                                                     131,935        130,062,578
   2.500%, 03/15/06                                                       9,125          9,091,201
Federal Home Loan Bank
   2.125%, 11/15/05                                                      29,300         29,164,458
   2.500%, 11/15/05                                                      15,500         15,517,515
   2.250%, 12/15/05                                                      47,000         46,833,526
   2.500%, 12/15/05                                                       8,000          8,001,680
   2.000%, 02/13/06                                                      66,000         65,304,096
   2.250%, 05/15/06                                                      13,000         12,860,874
Federal Home Loan Mortgage
  Corporation
   5.250%, 01/15/06                                                      25,000         26,076,550
   1.875%, 02/15/06                                                      76,000         75,151,916
   2.375%, 04/15/06                                                      10,000          9,951,850
   2.125%, 11/15/05                                                      49,000         48,824,874
Federal National Mortgage Association
   2.875%, 10/15/05                                                      25,000         25,176,125
   6.000%, 12/15/05                                                       7,500          7,899,293
   2.000%, 01/15/06                                                      54,000         53,533,764
   5.500%, 02/15/06                                                      49,000         51,321,179
   2.125%, 04/15/06                                                      28,000         27,688,640
   2.250%, 05/15/06                                                       9,000          8,898,237
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $676,442,377)                                                                  669,508,424
                                                                                   ---------------
BONDS -- (15.1%)
Bayerische Landesbank
   2.500%, 04/28/06                                                      42,400         41,857,068
Citigroup, Inc.
   6.750%, 12/01/05                                                      37,025         39,290,634
General Electric Capital Corp.
   2.000%, 01/30/06                                                      30,000         29,654,790
   2.850%, 01/30/06                                                       3,000          3,008,475
   5.350%, 03/30/06                                                       4,000          4,178,900
KFW International Finance, Inc.
   2.500%, 10/17/05                                                      31,000         31,141,794
Toyota Motor Credit Corp.
   2.070%, 10/31/05                                                      32,000         32,024,576
   4.050%, 01/26/06                                                       4,000          4,086,800
Wells Fargo & Co.
   7.250%, 08/24/05                                                      32,380         34,290,452
   6.125%, 02/15/06                                                       5,500          5,816,140
                                                                                   ---------------
TOTAL BONDS
  (Cost $226,895,340)                                                                  225,349,629
                                                                                   ---------------
TOTAL -- UNITED STATES
  (Cost $903,337,717)                                                                  894,858,053
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (14.7%)
BONDS -- (14.7%)
African Development Bank
   3.250%, 07/29/05                                             $        20,000    $    20,229,780
Asian Development Bank
   2.375%, 03/15/06                                                       9,400          9,395,761
Council of Europe Social Development
  Fund
   4.875%, 10/27/05                                                      31,500         32,565,330
European Investment Bank
   5.625%, 01/24/06                                                      25,700         26,997,876
   5.250%, 02/01/06                                                       5,000          5,221,000
Inter-American Development Bank
   6.125%, 03/08/06                                                      41,800         44,341,440
Nordic Investment Bank
   2.750%, 01/11/06                                                      42,500         42,602,297
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
   5.000%, 11/04/05                                                      37,500         38,846,250
                                                                                   ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $222,137,169)                                                                  220,199,734
                                                                                   ---------------
CANADA -- (5.3%)
BONDS -- (5.3%)
Canada (Government of)
   6.375%, 07/21/05                                                      16,000         16,787,200
Export Development Corp.
   2.750%, 12/12/05                                                       8,600          8,654,808
Manitoba, Province of
   2.750%, 01/17/06                                                      10,000         10,052,830
Ontario, Province of
   6.000%, 02/21/06                                                      42,000         44,201,934
                                                                                   ---------------
TOTAL BONDS
  (Cost $80,720,026)                                                                    79,696,772
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Canadian Dollars
  (Cost $367)                                                                                  382
                                                                                   ---------------
TOTAL -- CANADA
  (Cost $80,720,393)                                                                    79,697,154
                                                                                   ---------------
NETHERLANDS -- (4.8%)
BONDS -- (4.8%)
Bank Nederlandse Gemeenten
   4.375%, 12/30/05                                                      37,500         38,545,500
Nederlandse Waterschapsbank NV
   5.000%, 09/19/05                                                      21,819         22,549,937
   4.250%, 12/28/05                                                      10,000         10,267,000
                                                                                   ---------------
TOTAL  NETHERLANDS
  (Cost $71,931,831)                                                                    71,362,437
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                    -------                 ------
                                                                     (000)
SWEDEN -- (4.8%)
BONDS -- (4.8%)
Sweden (Kingdom of)
   4.375%, 12/20/05                                             $        39,500    $    40,712,650
Swedish Export Credit Corp.
   3.000%, 09/30/05                                                      30,000         30,243,900
                                                                                   ---------------
TOTAL  SWEDEN
  (Cost $71,432,251)                                                                    70,956,550
                                                                                   ---------------
GERMANY -- (3.5%)
BONDS -- (3.5%)
Landesbank Baden-Wuerttemberg
   7.000%, 10/05/05                                                      10,000         10,599,000
Landeskreditbank Baden-
  Wuerttemberg - Foerderbank
   4.500%, 12/30/05                                                       7,000          7,213,500
Landwirtschaftliche Rentenbank
   5.000%, 09/19/05                                                      15,000         15,502,500
   6.625%, 12/08/05                                                      18,500         19,641,450
                                                                                   ---------------
TOTAL  GERMANY
  (Cost $53,165,203)                                                                    52,956,450
                                                                                   ---------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Instituto de Credito Oficial
   2.750%, 12/05/05                                                      17,000         17,076,330
   2.375%, 04/18/06                                                      22,000         21,876,140
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $39,085,523)                                                                    38,952,470
                                                                                   ---------------
UNITED KINGDOM -- (1.4%)
BONDS -- (1.4%)
BP Capital Markets P.L.C
   4.625%, 12/12/05                                                       5,000          5,157,500
Landesbank Baden-Wuerttemberg
  Capital Markets PLC
   5.500%, 02/23/06                                             $        15,000    $    15,694,500
                                                                                   ---------------
TOTAL  UNITED KINGDOM
  (Cost $21,062,029)                                                                    20,852,000
                                                                                   ---------------
FINLAND -- (1.4%)
BONDS -- (1.4%)
Republic of Finland
   5.875%, 02/27/06                                                      19,500         20,593,033
                                                                                   ---------------
FRANCE -- (1.1%)
BONDS -- (1.1%)
ELF Aquitaine SA Medium Term Notes
   7.000%, 10/05/05                                                      16,000         16,948,800
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Euro Currency
  (Cost $1,432)                                                                              1,903
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $9,558,000 FNMA
  Discount Notes 0.96%, 06/16/04,
  valued at $9,553,221) to be
  repurchased at $9,412,931
  (Cost $9,412,000)                                                       9,412          9,412,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,510,208,671)++                                                          $ 1,496,790,584
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $1,510,208,671.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                            THE U.S.      THE ENHANCED      THE U.S.       THE U.S.
                                                             LARGE         U.S. LARGE       LARGE CAP      SMALL XM
                                                            COMPANY         COMPANY           VALUE          VALUE
                                                            SERIES          SERIES           SERIES         SERIES
                                                         -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $390,011, $0, $459,183
   and $16,451 of securities on loan, respectively)      $   3,719,940   $     171,477   $   3,662,375   $     208,512
Cash                                                             3,729               1               1              --
Receivables:
   Investment Securities Sold                                       --              --             605           4,746
   Dividends, Interest, and Tax Reclaims                         5,142           1,482           5,373             140
   Securities Lending Income                                        17              --              20               5
   Fund Shares Sold                                              1,653              32           3,543              --
Prepaid Expenses and Other Assets                                   24               4              13               2
                                                         -------------   -------------   -------------   -------------
     Total Assets                                            3,730,505         172,996       3,671,930         213,405
                                                         -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                             402,677              --         474,214          17,443
   Investment Securities Purchased                                  --              --          21,826              --
   Fund Shares Redeemed                                          2,119              --              96           1,089
   Loan Payable                                                     --              --              --           1,261
   Due to Advisor                                                   68               7             257              16
Unrealized Loss on Swap Contracts                                   --             181              --              --
Payable for Futures Margin Variation                               139             309              --              --
Accrued Expenses and Other Liabilities                             270              32             201              30
                                                         -------------   -------------   -------------   -------------
     Total Liabilities                                         405,273             529         496,594          19,839
                                                         -------------   -------------   -------------   -------------
NET ASSETS                                               $   3,325,232   $     172,467   $   3,175,336   $     193,566
                                                         =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                                  N/A      20,467,890     188,406,260      17,342,825
                                                         =============   =============   =============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                 N/A   $        8.43   $       16.85   $       11.16
                                                         =============   =============   =============   =============
Investments at Cost                                      $   3,054,407   $     172,283   $   3,112,874   $     208,067
                                                         =============   =============   =============   =============

                                                           THE U.S.        THE U.S.        THE U.S.         THE DFA
                                                           SMALL CAP        SMALL           MICRO        INTERNATIONAL
                                                         VALUE SERIES     CAP SERIES      CAP SERIES     VALUE SERIES
                                                         -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $314,398, $116,349,
   $130,638 and $419,174 of securities on loan,
   respectively)                                         $   5,478,647   $   1,873,221   $   2,884,329   $   2,449,899
Cash                                                                 1               1              --              15
Receivables:
   Investment Securities Sold                                   27,863           6,981          11,865           3,463
   Dividends, Interest, and Tax Reclaims                         2,678             794             953           8,315
   Securities Lending Income                                       201              66             223             371
   Fund Shares Sold                                              1,631           1,923             965             812
Prepaid Expenses and Other Assets                                   24              15              40              13
                                                         -------------   -------------   -------------   -------------
     Total Assets                                            5,511,045       1,883,001       2,898,375       2,462,888
                                                         -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                             334,845         123,459         141,682         442,002
   Investment Securities Purchased                              10,104          12,887          17,913           3,476
   Fund Shares Redeemed                                             --              --              --             335
   Due to Advisor                                                  842              43             225             324
Accrued Expenses and Other Liabilities                             329             127             202             219
                                                         -------------   -------------   -------------   -------------
     Total Liabilities                                         346,120         136,516         160,022         446,356
                                                         -------------   -------------   -------------   -------------
NET ASSETS                                               $   5,164,925   $   1,746,485   $   2,738,353   $   2,016,532
                                                         =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                          251,552,029     120,164,188     254,180,878     144,560,171
                                                         =============   =============   =============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                       $       20.53   $       14.53   $       10.77   $       13.95
                                                         =============   =============   =============   =============
Investments at Cost                                      $   4,514,845   $   1,663,626   $   2,200,867   $   2,082,685
                                                         =============   =============   =============   =============

                 See accompanying Notes to Financial Statements.

                                                               THE             THE         THE UNITED        THE
                                                            JAPANESE       PACIFIC RIM       KINGDOM      CONTINENTAL
                                                              SMALL           SMALL           SMALL          SMALL
                                                             COMPANY         COMPANY         COMPANY        COMPANY
                                                             SERIES          SERIES          SERIES          SERIES
                                                         -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $101,833, $14,580, $0,
   and $102,476 of securities on loan, respectively)     $     544,495   $     205,501   $     273,672   $     661,841
Cash                                                                16              16              15              15
Receivables:
   Investment Securities Sold                                       --              60             297           1,176
   Dividends, Interest, and Tax Reclaims                         3,087             421           1,156           2,111
   Securities Lending Income                                       120              26              --             119
   Fund Shares Sold                                                 43               7             910               4
Prepaid Expenses and Other Assets                                    2               1               2               2
                                                         -------------   -------------   -------------   -------------
     Total Assets                                              547,763         206,032         276,052         665,268
                                                         -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                             109,273          19,379              --         107,734
   Investment Securities Purchased                               4,033           2,489             194             147
   Fund Shares Redeemed                                             13              --              --              40
   Due to Advisor                                                   35              15              22              45
Accrued Expenses and Other Liabilities                              72              49              60              87
                                                         -------------   -------------   -------------   -------------
     Total Liabilities                                         113,426          21,932             276         108,053
                                                         -------------   -------------   -------------   -------------
NET ASSETS                                               $     434,337   $     184,100   $     275,776   $     557,215
                                                         =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                                  N/A             N/A             N/A             N/A
                                                         =============   =============   =============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                 N/A             N/A             N/A             N/A
                                                         =============   =============   =============   =============
Investments at Cost                                      $     602,564   $     228,420   $     208,866   $     498,966
                                                         =============   =============   =============   =============

                                                             THE         THE EMERGING       THE DFA         THE DFA
                                                           EMERGING         MARKETS        ONE-YEAR      TWO-YEAR GLOBAL
                                                            MARKETS        SMALL CAP     FIXED INCOME    FIXED INCOME
                                                            SERIES          SERIES          SERIES          SERIES
                                                         -------------   -------------   -------------   ---------------
ASSETS:
Investments at Value                                     $     792,644   $     171,352   $   1,850,110   $     1,496,791
Cash                                                                16             757               1                16
Receivables:
   Investment Securities Sold                                       15              35              --            23,109
   Dividends, Interest, and Tax Reclaims                         1,951             369          11,050            18,709
   Fund Shares Sold                                                487             264              --             1,333
Prepaid Expenses and Other Assets                                    4               1               7                 7
                                                         -------------   -------------   -------------   ---------------
     Total Assets                                              795,117         172,778       1,861,168         1,539,965
                                                         -------------   -------------   -------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                               5,461             801              --            21,938
   Fund Shares Redeemed                                             --              --          42,100                --
   Due to Advisor                                                   51              28              77                63
Deferred Thailand Capital Gains Tax                              3,275             665              --                --
Deferred Chilean Repatriation Tax                                   26              --              --                --
Accrued Expenses and Other Liabilities                             180              60             108               108
                                                         -------------   -------------   -------------   ---------------
     Total Liabilities                                           8,993           1,554          42,285            22,109
                                                         -------------   -------------   -------------   ---------------
NET ASSETS                                               $     786,124   $     171,224   $   1,818,883   $     1,517,856
                                                         =============   =============   =============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                  N/A             N/A     181,594,608       151,720,843
                                                         =============   =============   =============   ===============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                 N/A             N/A   $       10.02   $         10.00
                                                         =============   =============   =============   ===============
Investments at Cost                                      $     651,112   $     155,035   $   1,859,950   $     1,510,209
                                                         =============   =============   =============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                            THE U.S.      THE ENHANCED       THE U.S.        THE U.S.
                                                             LARGE         U.S. LARGE        LARGE CAP       SMALL XM
                                                            COMPANY         COMPANY           VALUE            VALUE
                                                            SERIES           SERIES           SERIES          SERIES
                                                         -------------    -------------    -------------   -------------
INVESTMENT INCOME
   Dividends                                             $      26,657               --    $      23,072   $         989
   Interest                                                        266    $       1,216              173              15
   Income from Securities Lending                                  171               --              174              39
                                                         -------------    -------------    -------------   -------------
        Total Investment Income                                 27,094            1,216           23,419           1,043
                                                         -------------    -------------    -------------   -------------
EXPENSES
   Investment Advisory Services                                    408               40            1,467             101
   Accounting & Transfer Agent Fees                                244               83              444              16
   Custodian Fees                                                   56               14              139              10
   Legal Fees                                                       13                1               10               1
   Audit Fees                                                       21                1               19               5
   S&P 500 Fees                                                     38                3               --              --
   Shareholders' Reports                                            28                1               25               5
   Trustees' Fees and Expenses                                      29                1               15               2
   Other                                                            30                4               33               5
                                                         -------------    -------------    -------------   -------------
        Total Expenses                                             867              148            2,152             145
                                                         -------------    -------------    -------------   -------------
   NET INVESTMENT INCOME (LOSS)                                 26,227            1,068           21,267             898
                                                         -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                            (2,018)             113           22,742          10,993
   Net Realized Gain (Loss) on Futures                           8,199           15,355               --              --
   Net Realized Gain (Loss) on Swap Contracts                       --            2,119               --              --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                     172,722             (556)         206,595           9,190
     Futures                                                    (1,635)          (8,370)              --              --
     Swap Contracts                                                 --             (491)              --              --
                                                         -------------    -------------    -------------   -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                    177,268            8,170          229,337          20,183
                                                         -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $     203,495    $       9,238    $     250,604   $      21,081
                                                         =============    =============    =============   =============

                 See accompanying Notes to Financial Statements.

                                                           THE U.S.         THE U.S.        THE U.S.          THE DFA
                                                           SMALL CAP          SMALL           MICRO        INTERNATIONAL
                                                             VALUE             CAP             CAP             VALUE
                                                            SERIES           SERIES          SERIES           SERIES
                                                         -------------   -------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of ($0, $0, $0 and $3,065, respectively)            $      17,596    $       6,892   $       9,133    $      27,015
   Interest                                                        345              104             157              115
   Income from Securities Lending                                1,274              462           1,233            1,369
                                                         -------------    -------------   -------------    -------------
        Total Investment Income                                 19,215            7,458          10,523           28,499
                                                         -------------    -------------   -------------    -------------
EXPENSES
   Investment Advisory Services                                  5,027              244           1,415            1,881
   Accounting & Transfer Agent Fees                                761              251             428              483
   Custodian Fees                                                  239               79             135              290
   Legal Fees                                                       15                5               9                6
   Audit Fees                                                       33               11              18                7
   Shareholders' Reports                                            44               14              25               11
   Trustees' Fees and Expenses                                      32                8              15                4
   Other                                                            43               19              21               27
                                                         -------------    -------------    ------------    -------------
        Total Expenses                                           6,194              631           2,066            2,709
                                                         -------------    -------------    ------------    -------------
   NET INVESTMENT INCOME (LOSS)                                 13,021            6,827           8,457           25,790
                                                         -------------    -------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                           292,493           42,483         199,296           50,698
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                          --               --              --                4
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                142,085           22,170         (73,383)         134,458
   Translation of Foreign Currency Denominated
     Amounts                                                        --               --              --             (180)
                                                         -------------    -------------    ------------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                          434,578           64,653         125,913          184,980
                                                         -------------    -------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $     447,599    $      71,480   $     134,370    $     210,770
                                                         =============    =============   =============    =============

                 See accompanying Notes to Financial Statements.

                                                                              THE           THE UNITED          THE
                                                         THE JAPANESE     PACIFIC RIM         KINGDOM        CONTINENTAL
                                                             SMALL           SMALL             SMALL           SMALL
                                                            COMPANY         COMPANY           COMPANY         COMPANY
                                                            SERIES          SERIES            SERIES          SERIES
                                                         -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     ($262, $93, $349 and $1,233, respectively)          $       3,501    $       3,523    $       3,415    $       7,595
   Interest                                                         40               19               22               44
   Income from Securities Lending                                  675              153               --              582
                                                         -------------    -------------    -------------    -------------
        Total Investment Income                                  4,216            3,695            3,437            8,221
                                                         -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                    191               91              125              259
   Accounting & Transfer Agent Fees                                222              117              162              265
   Custodian Fees                                                  100              103               51              169
   Legal Fees                                                        1                1                1                2
   Audit Fees                                                        2                1                1                3
   Shareholders' Reports                                             3               --                2                4
   Trustees' Fees and Expenses                                       2                1                1                3
   Other                                                            12                1                8               18
                                                         -------------    -------------    -------------    -------------
        Total Expenses                                             533              315              351              723
                                                         -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                  3,683            3,380            3,086            7,498
                                                         -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                              (787)           6,588            2,115            4,979
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                   51               35              (73)              (6)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                 74,747           (8,333)          24,616           43,996
   Translation of Foreign Currency Denominated
     Amounts                                                      (150)               4               16                9
                                                         -------------    -------------    -------------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                           73,861           (1,706)          26,674           48,978
                                                         -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $      77,544    $       1,674    $      29,760    $      56,476
                                                         =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                              THE
                                                              THE           EMERGING          THE DFA           THE DFA
                                                           EMERGING          MARKETS         ONE-YEAR       TWO-YEAR GLOBAL
                                                            MARKETS         SMALL CAP       FIXED INCOME      FIXED INCOME
                                                            SERIES           SERIES           SERIES            SERIES
                                                         -------------    -------------    -------------    ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,516,
     $211, $0 and $0, respectively)                      $      11,067    $       1,824               --                 --
   Interest                                                         69               20    $      12,886    $        12,606
                                                         -------------    -------------    -------------    ---------------
        Total Investment Income                                 11,136            1,844           12,886             12,606
                                                         -------------    -------------    -------------    ---------------
EXPENSES
   Investment Advisory Services                                    378              151              432                342
   Accounting & Transfer Agent Fees                                332               98              197                350
   Custodian Fees                                                  437              171               75                 55
   Legal Fees                                                        2                1                5                  4
   Audit Fees                                                        5                1               11                  8
   Shareholders' Reports                                             7                2               14                 12
   Trustees' Fees and Expenses                                       4                1                9                 11
   Other                                                            26                8               15                 12
                                                         -------------    -------------    -------------    ---------------
        Total Expenses                                           1,191              433              758                794
                                                         -------------    -------------    -------------    ---------------
   NET INVESTMENT INCOME (LOSS)                                  9,945            1,411           12,128             11,812
                                                         -------------    -------------    -------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                             2,133            7,538            1,326              1,562
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                 (575)              62               --                 --
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                 43,011           (2,301)          (7,025)            (9,700)
   Translation of Foreign Currency Denominated
     Amounts                                                       (59)             (10)              --                 --
   Deferred Thailand Capital Gains Tax                            (584)             274               --                 --
                                                         -------------    -------------    -------------    ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                           43,926            5,563           (5,699)            (8,138)
                                                         -------------    -------------    -------------    ---------------
Net Increase (Decrease) in Net Assets Resulting
   from Operations                                       $      53,871    $       6,974    $       6,429    $         3,674
                                                         =============    =============    =============    ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                              THE U.S.                        THE ENHANCED
                                                            LARGE COMPANY                  U.S. LARGE COMPANY
                                                               SERIES                            SERIES
                                                   ------------------------------    ------------------------------
                                                    SIX MONTHS         YEAR            SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004            2003              2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      26,227    $      45,762    $       1,068    $       1,729
   Net Realized Gain (Loss) on
    Investment Securities Sold                            (2,018)        (137,474)             113              983
   Net Realized Gain (Loss) on Futures                     8,199            9,903           15,355           12,294
   Net Realized Gain (Loss) on
    Swap Contracts                                            --               --            2,119            5,138
   Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and
       Foreign Currency                                  172,722          447,952             (556)            (661)
      Futures                                             (1,635)          (3,012)          (8,370)           1,356
      Swap Contracts                                          --               --             (491)          (1,671)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            203,495          363,131            9,238           19,168
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                      --               --             (689)          (1,810)
   Net Short-Term Gains                                       --               --               --               --
   Net Long-Term Gains                                        --               --               --               --
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                       --               --             (689)          (1,810)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                              --               --           30,584           54,067
   Shares Issued in Lieu of Cash
    Distributions                                             --               --              683            1,747
   Shares Redeemed                                            --               --           (8,827)         (33,101)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions                                        --               --           22,440           22,713
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                         309,693          547,508               --               --
   Withdrawals                                          (188,953)        (533,199)              --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from
    Transactions in Interest                             120,740           14,309               --               --
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            324,235          377,440           30,989           40,071

NET ASSETS
   Beginning of Period                                 3,000,997        2,623,557          141,478          101,407
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   3,325,232    $   3,000,997    $     172,467    $     141,478
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                             N/A              N/A            3,608            7,604
   Shares Issued in Lieu of
    Cash Distributions                                                                          81              250
   Shares Redeemed                                                                          (1,042)          (4,572)
                                                                                     -------------    -------------
                                                                                             2,647            3,282
                                                                                     =============    =============

                                                              THE U.S.                          THE U.S.
                                                          LARGE CAP VALUE                    SMALL XM VALUE
                                                               SERIES                            SERIES
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS         YEAR          SIX MONTHS          YEAR
                                                       ENDED           ENDED            ENDED             ENDED
                                                       MAY 31,        NOV. 30,         MAY 31,           NOV. 30,
                                                       2004            2003             2004              2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      21,267    $      31,384    $         898    $       4,044
   Net Realized Gain (Loss) on
    Investment Securities Sold                            22,742          (48,309)          10,993           64,047
   Net Realized Gain (Loss) on Futures                        --               --               --               --
   Net Realized Gain (Loss) on
    Swap Contracts                                            --               --               --               --
   Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and
       Foreign Currency                                  206,595          415,785            9,190           41,676
      Futures                                                 --               --               --               --
      Swap Contracts                                          --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            250,604          398,860           21,081          109,767
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                 (11,755)         (31,464)            (486)          (2,339)
   Net Short-Term Gains                                       --               --          (10,132)              --
   Net Long-Term Gains                                        --               --          (10,283)         (78,781)
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                  (11,755)         (31,464)         (20,901)         (81,120)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                         437,618          495,839           39,702           58,299
   Shares Issued in Lieu of Cash
    Distributions                                         11,311           31,027           20,807           81,120
   Shares Redeemed                                       (23,104)        (121,409)         (46,531)        (793,214)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions                                   425,825          405,457           13,978         (653,795)
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                              --               --               --               --
   Withdrawals                                                --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from
    Transactions in Interest                                  --               --               --               --
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            664,674          772,853           14,159         (625,148)

NET ASSETS
   Beginning of Period                                 2,510,662        1,737,809          179,407          804,555
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   3,175,336    $   2,510,662    $     193,566    $     179,407
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                          26,167           36,572            3,592            7,476
   Shares Issued in Lieu of
    Cash Distributions                                       682            2,270            1,989           10,215
   Shares Redeemed                                        (1,402)          (9,461)          (4,172)         (90,343)
                                                   -------------    -------------    -------------    -------------
                                                          25,447           29,381            1,409          (72,652)
                                                   =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                               THE U.S.                        THE U.S.
                                                           SMALL CAP VALUE                     SMALL CAP
                                                               SERIES                           SERIES
                                                   ------------------------------    ------------------------------
                                                    SIX MONTHS         YEAR            SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004            2003              2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      13,021    $      25,250    $       6,827    $       8,625
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      292,493          354,502           42,483           11,512
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     --               --               --               --
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency                                     142,085        1,007,496           22,170          370,338
   Translation of Foreign Currency
    Denominated Amounts                                       --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            447,599        1,387,248           71,480          390,475
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                  (5,150)         (26,137)          (2,129)          (8,820)
   Net Short-Term Gains                                  (55,750)              --             (639)              --
   Net Long-Term Gains                                  (300,806)        (230,313)              --               --
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                 (361,706)        (256,450)          (2,768)          (8,820)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                         454,172          469,039          415,250          397,476
   Shares Issued in Lieu of Cash Distributions           353,472          252,312            2,549            8,584
   Shares Redeemed                                      (246,666)        (482,875)        (208,512)        (171,130)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions                                   560,978          238,476          209,287          234,930
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            646,871        1,369,274          277,999          616,585

NET ASSETS
   Beginning of Period                                 4,518,054        3,148,780        1,468,486          851,901
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   5,164,925    $   4,518,054    $   1,746,485    $   1,468,486
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                          21,849           29,244           28,514           34,897
   Shares Issued in Lieu of Cash Distributions            18,258           17,959              183              658
   Shares Redeemed                                       (12,181)         (32,884)         (14,671)         (15,197)
                                                   -------------    -------------    -------------    -------------
                                                          27,926           14,319           14,026           20,358
                                                   =============    =============    =============    =============

                                                               THE U.S.                         THE DFA
                                                              MICRO CAP                    INTERNATIONAL VALUE
                                                               SERIES                           SERIES
                                                   ------------------------------    ------------------------------
                                                    SIX MONTHS         YEAR           SIX MONTHS          YEAR
                                                      ENDED            ENDED             ENDED           ENDED
                                                      MAY 31,         NOV. 30,           MAY 31,         NOV. 30,
                                                       2004             2003              2004            2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       8,457    $      13,103    $      25,790    $      31,730
   Net Realized Gain (Loss) on Investment
    Securities Sold                                      199,296           57,916           50,698           (3,540)
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     --               --                4              205
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency                                     (73,383)         809,548          134,458          379,196
   Translation of Foreign Currency
    Denominated Amounts                                       --               --             (180)             114
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            134,370          880,567          210,770          407,705
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                  (2,512)         (12,775)          (7,625)         (30,082)
   Net Short-Term Gains                                  (35,169)              --               --               --
   Net Long-Term Gains                                   (22,357)         (22,183)              --           (1,177)
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                  (60,038)         (34,958)          (7,625)         (31,259)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                         212,705          339,392          292,065          542,740
   Shares Issued in Lieu of Cash Distributions            56,959           34,293            7,625           31,258
   Shares Redeemed                                      (229,686)        (206,440)         (91,081)        (471,133)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions                                    39,978          167,245          208,609          102,865
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            114,309        1,012,854          411,754          479,311

NET ASSETS
   Beginning of Period                                 2,624,043        1,611,189        1,604,778        1,125,467
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   2,738,353    $   2,624,043    $   2,016,532    $   1,604,778
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                          19,264           43,658           21,290           53,795
   Shares Issued in Lieu of Cash Distributions             5,525            4,472              583            2,986
   Shares Redeemed                                       (20,967)         (24,233)          (6,742)         (47,941)
                                                   -------------    -------------    -------------    -------------
                                                           3,822           23,897           15,131            8,840
                                                   =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                           THE JAPANESE                     THE PACIFIC RIM
                                                          SMALL COMPANY                      SMALL COMPANY
                                                              SERIES                             SERIES
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS        YEAR           SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004             2003             2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       3,683    $       3,245    $       3,380    $       4,147
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         (787)         (18,120)           6,588             (436)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                              51               54               35               18
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  74,747          101,101           (8,333)          56,281
   Translation of Foreign Currency
    Denominated Amounts                                     (150)              16                4                4
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             77,544           86,296            1,674           60,014
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                          77,473           53,153           31,319           25,155
   Withdrawals                                            (4,379)         (50,797)          (5,658)         (50,041)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Transactions
    in Interest                                           73,094            2,356           25,661          (24,886)
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            150,638           88,652           27,335           35,128

NET ASSETS
   Beginning of Period                                   283,699          195,047          156,765          121,637
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $     434,337    $     283,699    $     184,100    $     156,765
                                                   =============    =============    =============    =============

                                                         THE UNITED KINGDOM                 THE CONTINENTAL
                                                            SMALL COMPANY                    SMALL COMPANY
                                                               SERIES                           SERIES
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS        YEAR           SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004             2003             2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       3,086    $       3,789    $       7,498    $       7,753
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        2,115           (1,016)           4,979           12,045
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             (73)              30               (6)             315
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  24,616           42,580           43,996          120,867
   Translation of Foreign Currency
    Denominated Amounts                                       16                5                9               69
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             29,760           45,388           56,476          141,049
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                          87,100           41,630           61,448           97,585
   Withdrawals                                            (2,001)         (25,000)          (9,116)         (53,295)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Transactions
    in Interest                                           85,099           16,630           52,332           44,290
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            114,859           62,018          108,808          185,339

NET ASSETS
   Beginning of Period                                   160,917           98,899          448,407          263,068
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $     275,776    $     160,917    $     557,215    $     448,407
                                                   =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                                                THE
                                                                 THE                          EMERGING
                                                           EMERGING MARKETS                MARKETS SMALL CAP
                                                               SERIES                          SERIES
                                                   ------------------------------    ------------------------------
                                                    SIX MONTHS         YEAR            SIX MONTHS         YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004            2003              2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       9,945    $       9,466    $       1,411    $       1,764
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        2,133           (6,216)           7,538              332
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                            (575)            (283)              62             (143)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  43,011          148,355           (2,301)          32,404
   Translation of Foreign Currency
    Denominated Amounts                                      (59)              10              (10)              --
   Deferred Thailand Capital Gains Tax                      (584)          (1,826)             274             (720)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             53,871          149,506            6,974           33,637
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                      --               --               --               --
   Net Short-Term Gains                                       --               --               --               --
   Net Long-Term Gains                                        --               --               --               --
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                       --               --               --               --
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                              --               --               --               --
   Shares Issued in Lieu of Cash Distributions                --               --               --               --
   Shares Redeemed                                            --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital Share
    Transactions                                              --               --               --               --
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                         164,440          156,160           48,528           36,904
   Withdrawals                                           (39,748)         (41,298)          (2,022)          (1,126)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Transactions
    in Interest                                          124,692          114,862           46,506           35,778
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            178,563          264,368           53,480           69,415

NET ASSETS
   Beginning of Period                                   607,561          343,193          117,744           48,329
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $     786,124    $     607,561    $     171,224    $     117,744
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                             N/A              N/A              N/A              N/A
   Shares Issued in Lieu of Cash Distributions
   Shares Redeemed

                                                              THE DFA                            THE DFA
                                                           ONE-YEAR FIXED                    TWO-YEAR GLOBAL
                                                            INCOME SERIES                  FIXED INCOME SERIES
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS        YEAR           SIX MONTHS          YEAR
                                                       ENDED           ENDED             ENDED            ENDED
                                                      MAY 31,         NOV. 30,          MAY 31,          NOV. 30,
                                                       2004             2003             2004             2003
                                                   -------------    -------------    -------------    -------------
                                                    (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $      12,128    $      18,976    $      11,812    $      17,497
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        1,326            9,741            1,562           13,434
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                              --               --               --             (298)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  (7,025)          (6,678)          (9,700)          (9,932)
   Translation of Foreign Currency
    Denominated Amounts                                       --               --               --              306
   Deferred Thailand Capital Gains Tax                        --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                              6,429           22,039            3,674           21,007
                                                   -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                                 (10,910)         (19,710)          (7,516)         (17,698)
   Net Short-Term Gains                                   (9,586)         (12,023)         (13,106)              --
   Net Long-Term Gains                                      (172)             (10)            (354)         (10,965)
                                                   -------------    -------------    -------------    -------------
    Total Distributions                                  (20,668)         (31,743)         (20,976)         (28,663)
                                                   -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                         616,565          715,785          348,541          411,930
   Shares Issued in Lieu of Cash Distributions            19,529           29,506           20,864           28,394
   Shares Redeemed                                      (258,346)        (273,042)         (29,857)         (36,366)
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Capital Share
    Transactions                                         377,748          472,249          339,548          403,958
                                                   -------------    -------------    -------------    -------------
Transactions in Interest:
   Contributions                                              --               --               --               --
   Withdrawals                                                --               --               --               --
                                                   -------------    -------------    -------------    -------------
   Net Increase (Decrease) from Transactions
    in Interest                                               --               --               --               --
                                                   -------------    -------------    -------------    -------------
    Total Increase (Decrease)                            363,509          462,545          322,246          396,302

NET ASSETS
   Beginning of Period                                 1,455,374          992,829        1,195,610          799,308
                                                   -------------    -------------    -------------    -------------
   End of Period                                   $   1,818,883    $       1,455    $   1,517,856    $   1,195,610
                                                   =============    =============    =============    =============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                          61,285           70,748           34,598           40,550
   Shares Issued in Lieu of Cash Distributions             1,947            2,926            2,075            2,803
   Shares Redeemed                                       (25,688)         (27,014)          (2,938)          (3,574)
                                                   -------------    -------------    -------------    -------------
                                                          37,544           46,660           33,735           39,779
                                                   =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE U.S. LARGE COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
   Return of Capital                             --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                   6.77%#       15.05%       (16.59)%      (12.30)%       (4.25)%       20.86%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 3,325,232   $ 3,000,997   $ 2,623,557   $ 2,831,650   $ 3,138,812   $ 2,775,062
Ratio of Expenses to Average Net
   Assets                                      0.05%*        0.05%         0.05%         0.05%         0.06%         0.06%
Ratio of Net Investment Income to
   Average Net Assets                          1.61%*        1.75%         1.53%         1.26%         1.12%         1.27%
Portfolio Turnover Rate                           1%#           8%           11%            8%            8%            4%

                                                             THE ENHANCED U.S. LARGE COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $      7.94   $      6.97   $      8.41   $      9.92   $     13.03   $     12.95
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.05          0.15          0.18          0.44          1.18          1.06
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.48          0.93         (1.46)        (1.57)        (1.62)         1.34
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.53          1.08         (1.28)        (1.13)        (0.44)         2.40
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.04)        (0.11)        (0.16)        (0.06)        (1.30)        (1.02)
   Net Realized Gains                            --            --            --            --         (1.37)        (1.30)
   Return of Capital                             --            --            --         (0.32)           --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.04)        (0.11)        (0.16)        (0.38)        (2.67)        (2.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $      8.43   $      7.94   $      6.97   $      8.41   $      9.92   $     13.03
=========================================================================================================================
Total Return                                   6.51%#       15.71%       (15.34)%      (11.66)%        4.64%        20.55%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   172,467   $   141,478   $   101,407   $    90,801   $    89,927   $   102,171
Ratio of Expenses to Average Net
   Assets                                      0.18%*        0.18%         0.18%         0.19%         0.19%         0.19%
Ratio of Net Investment Income to
   Average Net Assets                          1.33%*        1.44%         2.61%         4.37%         5.26%         4.55%
Portfolio Turnover Rate                          69%#         138%          183%          122%           71%           82%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                 See accompanying Notes to Financial Statements

                                                                 THE U.S. LARGE CAP VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     15.41   $     13.01   $     14.44   $     14.71   $     17.79   $     18.79
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.12          0.21          0.20          0.25          0.33          0.34
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.39          2.41         (1.43)         1.25          0.04          0.46
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           1.51          2.62         (1.23)         1.50          0.37          0.80
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.07)        (0.22)        (0.20)        (0.27)        (0.32)        (0.34)
   Net Realized Gains                            --            --            --         (1.50)        (3.13)        (1.46)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.07)        (0.22)        (0.20)        (1.77)        (3.45)        (1.80)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     16.85   $     15.41   $     13.01   $     14.44   $     14.71   $     17.79
=========================================================================================================================
Total Return                                   9.80%#       20.34%        (8.64)%       10.97%         3.06%         4.64%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 3,175,336   $ 2,510,662   $ 1,737,809   $ 1,637,083   $ 1,735,343   $ 1,788,082
Ratio of Expenses to Average Net
   Assets                                      0.15%*        0.15%         0.15%         0.15%         0.16%         0.16%
Ratio of Net Investment Income to
   Average Net Assets                          1.45%*        1.62%         1.49%         1.66%         2.20%         1.80%
Portfolio Turnover Rate                           2%#           7%            9%            6%           26%           43%

                                                                 THE U.S. SMALL XM VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     11.26   $      9.08   $     10.21   $      8.95   $      9.03   $      8.62
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.04          0.24          0.10          0.15          0.15          0.10
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.11          2.90          0.14          1.88          0.15          0.45
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           1.15          3.14          0.24          2.03          0.30          0.55
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.03)        (0.07)        (0.10)        (0.14)        (0.15)        (0.10)
   Net Realized Gains                         (1.22)        (0.89)        (1.27)        (0.63)        (0.23)        (0.04)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (1.25)        (0.96)        (1.37)        (0.77)        (0.38)        (0.14)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     11.16   $     11.26   $      9.08   $     10.21   $      8.95   $      9.03
=========================================================================================================================
Total Return                                  10.92%#       38.88%         2.17%        24.10%         3.42%         6.39%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   193,566   $   179,407   $   804,555   $   793,190   $   801,368   $   360,336
Ratio of Expenses to Average Net
   Assets                                      0.14%*        0.13%         0.13%         0.13%         0.13%         0.14%
Ratio of Net Investment Income to
   Average Net Assets                          0.89%*        0.89%         1.04%         1.32%         2.03%         1.33%
Portfolio Turnover Rate                          23%#          43%           34%            8%           26%           35%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                 THE U.S. SMALL CAP VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     20.20   $     15.04   $     16.54   $     16.47   $     17.16   $     17.26
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.05          0.12          0.11          0.15          0.16          0.14
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.89          6.29          0.11          3.15          0.97          1.38
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           1.94          6.41          0.22          3.30          1.13          1.52
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.02)        (0.12)        (0.11)        (0.15)        (0.16)        (0.14)
   Net Realized Gains                         (1.59)        (1.13)        (1.61)        (3.08)        (1.66)        (1.48)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (1.61)        (1.25)        (1.72)        (3.23)        (1.82)        (1.62)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     20.53   $     20.20   $     15.04   $     16.54   $     16.47   $     17.16
=========================================================================================================================
Total Return                                  10.12%#       46.31%         1.05%        23.86%         7.29%         9.78%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 5,164,925   $ 4,518,054   $ 3,148,780   $ 3,039,844   $ 2,711,041   $ 2,692,473
Ratio of Expenses to Average Net
   Assets                                      0.25%*        0.25%         0.25%         0.25%         0.25%         0.26%
Ratio of Net Investment Income to
   Average Net Assets                          0.52%*        0.75%         0.70%         0.86%         0.92%         0.83%
Portfolio Turnover Rate                          13%#          35%           30%           13%           32%           29%

                                                                    THE U.S. SMALL CAP SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     13.84   $      9.93   $     11.08   $     11.67   $     12.24   $     11.46
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.06          0.08          0.09          0.10          0.11          0.10
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.66          3.92         (1.00)         1.24          0.65          1.83
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.72          4.00         (0.91)         1.34          0.76          1.93
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.02)        (0.09)        (0.10)        (0.10)        (0.11)        (0.11)
   Net Realized Gains                         (0.01)           --         (0.14)        (1.83)        (1.22)        (1.04)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.03)        (0.09)        (0.24)        (1.93)        (1.33)        (1.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     14.53   $     13.84   $      9.93   $     11.08   $     11.67   $     12.24
=========================================================================================================================
Total Return                                   5.18%#       40.32%        (8.42)%       13.08%         6.48%        18.62%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 1,746,485   $ 1,468,486   $   851,901   $   991,082   $   768,151   $   586,086
Ratio of Expenses to Average Net
   Assets                                      0.08%*        0.08%         0.08%         0.08%         0.08%         0.09%
Ratio of Net Investment Income to
   Average Net Assets                          0.82%*        0.84%         0.81%         0.94%         0.99%         0.89%
Portfolio Turnover Rate                           7%#          16%           34%           13%           38%           29%

*  Annualized
#  Non-Annualized

                 See accompanying Notes to Financial Statements.

                                                                    THE U.S. MICRO CAP SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     10.48   $      7.11   $      7.50   $      8.19   $      9.55   $      8.86
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.03          0.05          0.04          0.07          0.07          0.07
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.50          3.47         (0.25)         1.07          0.46          1.52
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.53          3.52         (0.21)         1.14          0.53          1.59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.01)        (0.05)        (0.05)        (0.06)        (0.07)        (0.07)
   Net Realized Gains                         (0.23)        (0.10)        (0.13)        (1.77)        (1.82)        (0.83)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.24)        (0.15)        (0.18)        (1.83)        (1.89)        (0.90)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     10.77   $     10.48   $      7.11   $      7.50   $      8.19   $      9.55
=========================================================================================================================
Total Return                                   5.15%#       50.34%        (2.96)%       17.66%         5.82%        20.06%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                          $ 2,738,353   $ 2,624,043   $ 1,611,189   $ 1,616,114   $ 1,443,726   $ 1,323,023
Ratio of Expenses to Average Net
   Assets                                      0.15%*        0.15%         0.15%         0.15%         0.15%         0.16%
Ratio of Net Investment Income to
   Average Net Assets                          0.60%*        0.68%         0.58%         0.88%         0.76%         0.76%
Portfolio Turnover Rate                          14%#          19%           19%           14%           37%           23%

                                                               THE DFA INTERNATIONAL VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     12.40   $      9.33   $     10.15   $     12.07   $     13.18   $     11.95
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.18          0.27          0.24          0.27          0.27          0.28
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  1.43          3.06         (0.78)        (1.49)        (0.31)         1.29
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           1.61          3.33         (0.54)        (1.22)        (0.04)         1.57
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)        (0.25)        (0.25)        (0.27)        (0.26)        (0.31)
   Net Realized Gains                            --         (0.01)        (0.03)        (0.43)        (0.81)        (0.03)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.06)        (0.26)        (0.28)        (0.70)        (1.07)        (0.34)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     13.95   $     12.40   $      9.33   $     10.15   $     12.07   $     13.18
=========================================================================================================================
Total Return                                  13.00%#       36.24%        (5.53)%      (10.75)%       (0.51)%       13.27%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                          $ 2,016,532   $ 1,604,778   $ 1,125,467   $ 1,208,100   $ 1,553,481   $ 1,660,377
Ratio of Expenses to Average Net
   Assets                                      0.29%*        0.30%         0.30%         0.29%         0.29%         0.29%
Ratio of Net Investment Income to
   Average Net Assets                          2.74%*        2.61%         2.36%         2.32%         2.13%         2.17%
Portfolio Turnover Rate                           5%#          14%           18%            6%            9%            6%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                THE JAPANESE SMALL COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                  23.92%#       47.87%        (9.62)%      (13.51)%       (9.93)%       33.83%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   434,337   $   283,699   $   195,047   $   196,187   $   196,118   $   202,676
Ratio of Expenses to Average Net
   Assets                                      0.28%*        0.28%         0.27%         0.28%         0.27%         0.28%
Ratio of Net Investment Income to
   Average Net Assets                          1.92%*        1.41%         1.26%         1.41%         1.38%         1.10%
Portfolio Turnover Rate                           1%#          16%            5%            9%            6%            6%

                                                              THE PACIFIC RIM SMALL COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                   2.02%#       61.47%         7.28%         2.84%       (10.99)%       54.81%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   184,100   $   156,765   $   121,637   $   130,554   $   131,888   $   183,759
Ratio of Expenses to Average Net
   Assets                                      0.35%*        0.31%         0.32%         0.28%         0.29%         0.48%
Ratio of Net Investment Income to
   Average Net Assets                          3.71%*        3.35%         3.77%         3.69%         4.10%         2.95%
Portfolio Turnover Rate                           9%#          15%           26%           10%            7%           34%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim
     Small Company Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                                                            THE UNITED KINGDOM SMALL COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                  14.33%#       44.65%        (4.67)%       (4.89)%       (6.18)%       36.75%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   275,776   $   160,917   $    98,899   $    96,741   $   109,806   $   132,127
Ratio of Expenses to Average Net
   Assets                                      0.28%*        0.26%         0.26%         0.27%         0.26%         0.26%
Ratio of Net Investment Income to
   Average Net Assets                          2.46%*        3.25%         3.03%         2.86%         3.06%         3.55%
Portfolio Turnover Rate                           1%#           7%            6%           14%           11%            5%

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                  12.66%#       52.86%         3.22%        (5.43)%        2.67%        (5.89)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   557,215   $   448,407   $   263,068   $   210,337   $   226,724   $   252,368
Ratio of Expenses to Average Net
   Assets                                      0.28%*        0.30%         0.31%         0.30%         0.28%         0.27%
Ratio of Net Investment Income to
   Average Net Assets                          2.89%*        2.49%         2.22%         2.73%         2.36%         1.92%
Portfolio Turnover Rate                           2%#          11%           12%           12%            9%           11%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The
     Continental Small Company Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                                                                   THE EMERGING MARKETS SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                   9.71%#       39.67%         2.10%        (8.54)%      (22.30)%       53.78%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   786,124   $   607,561   $   343,193   $   307,720   $   296,726   $   344,175
Ratio of Expenses to Average Net
   Assets                                      0.32%*        0.34%         0.34%         0.46%         0.46%         0.46%
Ratio of Net Investment Income to
   Average Net Assets                          2.63%*        2.23%         1.64%         1.94%         1.33%         1.34%
Portfolio Turnover Rate                           1%#           1%            8%            6%           12%           16%

                                                              THE EMERGING MARKETS SMALL CAP SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --            --            --            --            --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations             --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --            --            --            --            --            --
   Net Realized Gains                            --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
=========================================================================================================================
Total Return                                   8.75%#       52.80%        13.07%        (9.55)%      (23.28)%       71.45%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $   171,224   $   117,744   $    40,379   $    34,687   $    32,572   $    39,848
Ratio of Expenses to Average Net
   Assets                                      0.57%*        0.54%         0.51%         0.63%         0.66%         0.68%
Ratio of Net Investment Income to
   Average Net Assets                          1.86%*        2.44%         2.03%         2.17%         1.69%         1.82%
Portfolio Turnover Rate                           7%#           6%           16%           14%           20%           24%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets
     Small Cap Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                                                              THE DFA ONE-YEAR FIXED INCOME SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED          ENDED         ENDED         ENDED        ENDED
                                          MAY 31,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004          2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     10.10   $     10.19   $     10.11   $     10.01   $      9.97   $     10.02
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.07          0.15          0.27          0.49          0.60          0.52
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                 (0.02)         0.04          0.09          0.13          0.04         (0.05)
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.05          0.19          0.36          0.62          0.64          0.47
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)        (0.16)        (0.28)        (0.52)        (0.60)        (0.52)
   Net Realized Gains                         (0.07)        (0.12)           --            --            --            --
   Return of Capital                             --            --            --            --            --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.13)        (0.28)        (0.28)        (0.52)        (0.60)        (0.52)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     10.02   $     10.10   $     10.19   $     10.11   $     10.01   $      9.97
=========================================================================================================================
Total Return                                   0.52%#        1.95%         3.57%         6.33%         6.63%         4.83%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 1,818,883   $ 1,455,374   $   992,829   $   739,657   $   841,506   $   821,548
Ratio of Expenses to Average Net
   Assets                                      0.09%*        0.09%         0.09%         0.09%         0.09%         0.09%
Ratio of Net Investment Income to
   Average Net Assets                          1.40%*        1.51%         2.65%         4.89%         6.07%         5.19%
Portfolio Turnover Rate                          72%#         143%          154%           55%           35%           58%

                                                                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                           2004           2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     10.13   $     10.22   $     10.03   $      9.70   $     10.11   $     10.21
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.01          0.25          0.30          0.44          0.84          0.45
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.03         (0.01)         0.16          0.22         (0.23)         0.03
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations           0.04          0.24          0.46          0.66          0.61          0.48
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)        (0.19)        (0.27)        (0.14)        (1.02)        (0.57)
   Net Realized Gains                         (0.11)        (0.14)           --            --            --         (0.01)
   Return of Capital                             --            --            --         (0.19)           --            --
                                        -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                       (0.17)        (0.33)        (0.27)        (0.33)        (1.02)        (0.58)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     10.00   $     10.13   $     10.22   $     10.03   $      9.70   $     10.11
=========================================================================================================================
Total Return                                   0.41%#        2.36%         4.60%         6.91%         6.30%         4.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)   $ 1,517,856   $ 1,195,610   $   799,308   $   596,209   $   518,518   $   531,514
Ratio of Expenses to Average Net
   Assets                                      0.12%*        0.13%         0.14%         0.15%         0.15%         0.15%
Ratio of Net Investment Income to
   Average Net Assets                          1.73%*        1.78%         3.20%         4.54%         5.03%         4.45%
Portfolio Turnover Rate                          60%#         144%          138%          113%           73%           78%

*  Annualized

# Non-annualized

See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)
A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2004, the Trust consisted of twenty-one investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the

New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                                   0.025 of 1%
          The Enhanced U.S. Large Company Series                           0.05 of 1%
          The U.S. Large Cap Value Series                                  0.10 of 1%
          The U.S. Small XM Value Series                                   0.10 of 1%
          The U.S. Small Cap Value Series                                  0.20 of 1%
          The U.S. Small Cap Series                                        0.03 of 1%
          The U.S. Micro Cap Series                                        0.10 of 1%
          The DFA International Value Series                               0.20 of 1%
          The Japanese Small Company Series                                0.10 of 1%
          The Pacific Rim Small Company Series                             0.10 of 1%
          The United Kingdom Small Company Series                          0.10 of 1%
          The Continental Small Company Series                             0.10 of 1%
          The Emerging Markets Series                                      0.10 of 1%
          The Emerging Markets Small Cap Series                            0.20 of 1%
          The DFA One-Year Fixed Income Series                             0.05 of 1%
          The DFA Two-Year Global Fixed Income Series                      0.05 of 1%

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                                   $   45,850
          The Enhanced U.S. Large Company Series                               2,241
          The U.S. Large Cap Value Series                                     40,843
          The U.S. Small XM Value Series                                       2,870
          The U.S. Small Cap Value Series                                     70,642
          The U.S. Small Cap Series                                           23,166
          The U.S. Micro Cap Series                                           40,167
          The DFA International Value Series                                  26,286
          The Japanese Small Company Series                                    5,280

          The Pacific Rim Small Company Series                            $    2,569
          The United Kingdom Small Company Series                              3,481
          The Continental Small Company Series                                 7,214
          The Emerging Markets Series                                         10,618
          The Emerging Markets Small Cap Series                                2,087
          The DFA One-Year Fixed Income Series                                23,949
          The DFA Two-Year Global Fixed Income Series                         18,887

E.  PURCHASE AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                              U.S. GOVERNMENT          OTHER INVESTMENT
                                                                SECURITIES               SECURITIES
                                                          -----------------------   -----------------------
                                                          PURCHASES      SALES      PURCHASES      SALES
                                                          ----------   ----------   ----------   ----------
The U.S. Large Company Series                                     --           --   $  180,353   $   23,851
The Enhanced U.S. Large Company Series                    $   25,492   $   14,919       54,422       46,798
The U.S. Large Cap Value Series                                   --           --      467,788       54,183
The U.S. Small XM Value Series                                    --           --       44,178       52,488
The U.S. Small Cap Value Series                                   --           --      849,864      662,772
The U.S. Small Cap Series                                         --           --      306,399      109,038
The U.S. Micro Cap Series                                         --           --      391,652      412,277
The DFA International Value Series                                --           --      315,813       92,912
The Japanese Small Company Series                                 --           --       82,654        5,454
The Pacific Rim Small Company Series                              --           --       45,546       15,737
The United Kingdom Small Company Series                           --           --       56,945        3,490
The Continental Small Company Series                              --           --       74,753       12,079
The Emerging Markets Series                                       --           --      128,046        6,712
The Emerging Markets Small Cap Series                             --           --       59,052       10,038
The DFA One-Year Fixed Income Series                         469,177      325,133      426,251      357,188
The DFA Two-Year Global Fixed Income Series                  615,513      409,114      534,522      400,557

F.  FEDERAL INCOME TAXES:

     It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     For each of the Series except The Enhanced U.S. Large Company Series, the components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets. At November 30, 2003, the Enhanced U.S. Large Company Series had unrealized loss on open futures contracts of $1,492,300 which is required to be treated as a realized gain for tax purposes.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                     GROSS UNREALIZED   GROSS UNREALIZED
                                                       APPRECIATION       DEPRECIATION          NET
                                                     ----------------   ----------------    ------------
The U.S. Large Company Series                        $       840,597    $       (337,378)   $    503,219
The Enhanced U.S. Large Company Series                            71                (877)           (806)
The U.S. Large Cap Value Series                              697,096            (147,595)        549,501
The U.S. Small XM Value Series                                25,617             (25,277)            340
The U.S. Small Cap Value Series                            1,349,700            (388,214)        961,486
The U.S. Small Cap Series                                    407,851            (200,668)        207,183
The U.S. Micro Cap Series                                    968,536            (286,598)        681,938
The DFA International Value Series                           474,540            (107,516)        367,024
The Japanese Small Company Series                             47,933            (109,062)        (61,129)
The Pacific Rim Small Company Series                           5,682             (28,654)        (22,972)
The United Kingdom Small Company Series                       87,310             (22,515)         64,795
The Continental Small Company Series                         197,951             (35,076)        162,875
The Emerging Markets Series                                  215,351             (74,246)        141,105
The Emerging Markets Small Cap Series                         35,020             (18,703)         16,317
The DFA One-Year Fixed Income Series                             164             (10,004)         (9,840)
The DFA Two-Year Global Fixed Income Series                  999,829          (1,013,247)        (13,418)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                       EXPIRES ON NOVEMBER 30,
                                                                      ------------------------
                                                           2009          2010          2011        TOTAL
                                                        ----------    ----------    ----------   ----------
The Enhanced U.S. Large Company Series                  $    8,223    $   18,527            --   $   26,750
The U.S. Large Cap Value Series                             11,185        21,142    $   48,335       80,662
The DFA International Value Series                              --            --         3,507        3,507

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G.  COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                     ACCUMULATED                           ACCUMULATED
                                                                         NET                              NET REALIZED
                                                                      INVESTMENT         ACCUMULATED        FOREIGN
                                                   PAID-IN             INCOME           NET REALIZED        EXCHANGE
                                                   CAPITAL             (LOSS)            GAIN (LOSS)       GAIN (LOSS)
                                              -----------------     --------------     --------------     --------------
The Enhanced U.S. Large
  Company Series                              $         190,367     $          619     $      (16,040)                --
The U.S. Large Cap Value
  Series                                              2,672,681             11,217            (58,064)                --
The U.S. Small XM Value
  Series                                                135,881              2,870             54,370                 --
The U.S. Small Cap Value
  Series                                              3,902,587              8,703            289,832                 --
The U.S. Small Cap Series                             1,493,205              4,891             38,794                 --
The U.S. Micro Cap Series                             1,850,642              6,532            197,718                 --
The DFA International Value
  Series                                              1,583,131             19,141             47,022     $            4
The DFA One-Year Fixed
  Income Series                                       1,825,180              2,242              1,301                 --
The DFA Two-Year Global
  Fixed Income Series                                 1,523,077              6,692              1,504                 --

                                                 UNREALIZED
                                                APPRECIATION
                                              (DEPRECIATION) OF
                                                FUTURES, SWAP         UNREALIZED
                                                  CONTRACTS,         NET FOREIGN
                                                 INVESTMENT            EXCHANGE                             NUMBER OF
                                               SECURITIES AND            GAIN            TOTAL NET           SHARES
                                              FOREIGN CURRENCY          (LOSS)             ASSETS           AUTHORIZED
                                              -----------------     --------------     --------------     --------------
The Enhanced U.S. Large
  Company Series                              $          (2,479)                --     $      172,467          Unlimited
The U.S. Large Cap Value
  Series                                                549,502                 --          3,175,336          Unlimited
The U.S. Small XM Value
  Series                                                    445                 --            193,566          Unlimited
The U.S. Small Cap Value
  Series                                                963,803                 --          5,164,925          Unlimited
The U.S. Small Cap Series                               209,595                 --          1,746,485          Unlimited
The U.S. Micro Cap Series                               683,461                 --          2,738,353          Unlimited
The DFA International Value
  Series                                                367,214     $           20          2,016,532          Unlimited
The DFA One-Year Fixed
  Income Series                                          (9,840)                --          1,818,883          Unlimited
The DFA Two-Year Global
  Fixed Income Series                                   (13,417)                --          1,517,856          Unlimited

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2004, there were no outstanding forward foreign currency contracts.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

     4. FUTURES CONTRACTS: During the six months ended May 31, 2004, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At May 31, 2004, "Large Company" had outstanding 240 long futures contracts on the S&P 500 Index, all of which expire on June 18, 2004. The value of such contracts on May 31, 2004 was $67,218,000, which resulted in an unrealized gain of $606,188.

     At May 31, 2004, "Enhanced" had outstanding 515 long futures contracts on the S&P 500 Index which expire on June 18, 2004. The value of the June contracts on May 31, 2004 was $144,238,625, which resulted in an unrealized loss of $1,492,300.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

     5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At May 31, 2004, Enhanced had an outstanding equity index swap with Morgan Stanley dated April 15, 2004 (which represents approximately 16% of the net assets of Enhanced), terminating on October 15, 2004. The notional value of the swap was $28,221,000 and Enhanced had recorded net unrealized depreciation of $181,233, owed to Enhanced as of May 31, 2004. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.08% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

     Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the six months ended May 31, 2004, borrowings under the line were as follows:

                                                     WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    MAXIMUM AMOUNT
                                                     AVERAGE         AVERAGE         DAYS        EXPENSE    BORROWED DURING
                                                   INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED      THE PERIOD
                                                   -------------   ------------   -----------   ---------   ----------------
The U.S. Small XM Value Series                              1.77%  $  1,057,100           20    $   1,037   $      2,633,000
The Pacific Rim Small Company Series                        1.74%       430,000            3           62            430,000

     The U.S. Small XM Value Series had $1,261,000 outstanding on the line of credit at May 31, 2004 at an interest rate of 1.81%. The loan was repaid on June 1, 2004.[caad 214]

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Trust under the line of credit during the six months ended May 31, 2004.

J.  SECURITIES LENDING:

     As of May 31, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect:
(310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DIMENSIONAL INVESTMENT GROUP INC.

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO


DFA INVESTMENT DIMENSIONS GROUP INC.

AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET

PORTFOLIO


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DIMENSIONAL INVESTMENT GROUP INC.
   Statement of Assets and Liabilities                                         1
   Statements of Net Assets                                                    2
   Statements of Operations                                                    4
   Statements of Changes in Net Assets                                         5
   Financial Highlights                                                        6
   Notes to Financial Statements                                               9

DFA INVESTMENT DIMENSIONS GROUP INC.
   Statement of Assets and Liabilities                                        13
   Statement of Operations                                                    14
   Statements of Changes in Net Assets                                        15
   Financial Highlights                                                       16
   Notes to Financial Statements                                              17

THE DFA INVESTMENT TRUST COMPANY
   Schedules of Investments                                                   19
   Statements of Assets and Liabilities                                       30
   Statements of Operations                                                   31
   Statements of Changes in Net Assets                                        32
   Financial Highlights                                                       33
   Notes to Financial Statements                                              35

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
   (5,018,523 Shares, Cost $65,936)++ at Value+                                       $     84,562
Receivables:
   Investment Securities Sold                                                                   96
   Fund Shares Sold                                                                              4
Prepaid Expenses and Other Assets                                                                6
                                                                                      ------------
      Total Assets                                                                          84,668
                                                                                      ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                        101
   Due to Advisor                                                                               10
Accrued Expenses and Other Liabilities                                                          15
                                                                                      ------------
      Total Liabilities                                                                        126
                                                                                      ------------
NET ASSETS                                                                            $     84,542
                                                                                      ============

SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 200,000,000)                                                              7,581,800
                                                                                      ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $      11.15
                                                                                      ============

----------
+  See Note B to Financial Statements.
++ The cost for federal income tax purposes is $76,702.

                 See accompanying Notes to Financial Statements.

                     AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             STATEMENT OF NET ASSETS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                      FACE
                                                     AMOUNT               VALUE+
                                                 --------------   --------------
                                                     (000)
UNITED STATES -- (83.7%)
AGENCY OBLIGATIONS -- (63.6%)
Federal Farm Credit Bank
   1.850%, 03/03/06                              $       11,000   $   10,843,888
Federal Home Loan Bank
   2.125%, 11/15/05                                       1,800        1,791,673
   2.500%, 11/15/05                                       1,000        1,001,130
   2.250%, 12/15/05                                       2,800        2,790,082
   2.375%, 02/15/06                                       1,900        1,890,622
   2.500%, 03/15/06                                       4,700        4,685,030
Federal Home Loan Mortgage
  Corporation
   2.875%, 09/15/05                                       4,000        4,033,928
   2.125%, 11/15/05                                       1,500        1,494,639
   5.250%, 01/15/06                                       1,000        1,043,062
   1.875%, 02/15/06                                       8,000        7,910,728
Federal National Mortgage
  Association
   1.875%, 09/15/05                                       5,500        5,472,599
   2.875%, 10/15/05                                       2,000        2,014,090
   6.000%, 12/15/05                                         500          526,620
   5.500%, 02/15/06                                       6,600        6,912,649
                                                                  --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $52,977,654)                                                  52,410,740
                                                                  --------------
BONDS -- (20.1%)
Bayerische Landesbank
   2.500%, 04/28/06                                       2,400        2,369,268
Citigroup, Inc.
   6.750%, 12/01/05                                       2,200        2,334,622
General Electric Capital Corp.
   5.350%, 03/30/06                                       2,000        2,089,450
Gillette Co.
   4.000%, 06/30/05                                       1,800        1,833,444
KFW International Finance, Inc.
   2.500%, 10/17/05                                       2,000        2,009,148
Swiss Bank Corp. New York
   6.750%, 07/15/05                                       2,000        2,098,804
Toyota Motor Credit Corp.
   2.070%, 10/31/05                                       2,000        2,001,536
Wells Fargo & Co.
   7.250%, 08/24/05                                       1,700        1,800,302
                                                                  --------------
TOTAL BONDS
  (Cost $16,638,006)                                                  16,536,574
                                                                  --------------
TOTAL -- UNITED STATES
  (Cost $69,615,660)                                                  68,947,314
                                                                  --------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (8.8%)
BONDS -- (8.8%)
African Development Bank
   3.250%, 07/29/05                                       1,800        1,820,680
Inter-american Development Bank
   6.125%, 03/08/06                                       2,200        2,333,760
Nordic Investment Bank
   2.750%, 01/11/06                              $        2,300   $    2,305,536
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
   5.000%, 03/28/06                                         800          833,320
                                                                  --------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $7,372,871)                                                    7,293,296
                                                                  --------------
CANADA -- (3.9%)
BONDS -- (3.9%)
Export Development Corp.
   2.750%, 12/12/05                                         800          805,099
Ontario, Province of
   6.000%, 02/21/06                                       2,300        2,420,582
                                                                  --------------
TOTAL -- CANADA
  (Cost $3,278,749)                                                    3,225,681
                                                                  --------------
FINLAND -- (2.6%)
BONDS -- (2.6%)
Republic of Finland
   5.875%, 02/27/06                                       2,000        2,112,106
                                                                  --------------
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $241,000 FHLB
  Floating Rate Notes, 1.46% 10/03/05,
  valued at $240,699) to be
  repurchased at $229,023
  (Cost $229,000)                                           229          229,000
                                                                  --------------
TOTAL INVESTMENTS -- (99.3%)
  (Cost $82,636,268)++                                                81,807,397
                                                                  ==============
OTHER ASSETS AND LIABILITIES -- (0.7%)
Interest Receivable                                                      746,724
Payable to Advisor                                                       (10,341)
Other Liabilities in Excess of Other
  Assets                                                                (120,110)
                                                                  --------------
                                                                         616,273
                                                                  --------------
NET ASSETS -- (100.0%)
  Applicable to 8,308,564 Shares
  Outstanding $.01 Par Value Shares
  (200,000,000 Shares Authorized)                                 $   82,423,670
                                                                  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                      $         9.92
                                                                  ==============

----------
 + See Note B to Financial Statements.
++ The cost for federal income tax purposes is $82,636,268.

                 See accompanying Notes to Financial Statements.

                      AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                             STATEMENT OF NET ASSETS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                      FACE
                                                     AMOUNT               VALUE+
                                                 --------------   --------------
                                                     (000)
AGENCY OBLIGATIONS -- (98.2%)
Federal Farm Credit Bank
   2.500%, 11/15/05                              $       16,000   $   16,024,912
   2.500%, 03/15/06                                      23,000       22,914,808
Federal Home Loan Bank
   1.750%, 08/15/05                                       2,500        2,487,298
   2.500%, 11/15/05                                       1,500        1,501,695
   2.250%, 12/15/05                                       1,500        1,494,687
   2.500%, 12/15/05                                         500          500,105
   2.000%, 02/13/06                                         700          692,619
   2.375%, 02/15/06                                       4,000        3,980,256
   5.125%, 03/06/06                                         350          364,573
   2.250%, 05/15/06                                         300          296,789
Tennessee Valley Authority
   6.375%, 06/15/05                                      20,000       20,879,780
                                                                  --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $71,899,401)                                                  71,137,522
                                                                  --------------
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $556,000 FHLB
  Notes 1.625%, 06/15/05,
  valued at $558,113) to be
  repurchased at $549,054
  (Cost $549,000)                                           549          549,000
                                                                  --------------
TOTAL INVESTMENTS -- (99.0%)
  (Cost $72,448,401)++                                                71,686,522
                                                                  ==============

                                                                          VALUE+
                                                                  --------------
OTHER ASSETS AND LIABILITIES -- (1.0%)
Interest Receivable                                               $      801,699
Payable to Advisor                                                        (9,049)
Other Liabilities in Excess of Other
  Assets                                                                 (35,310)
                                                                  --------------
                                                                         757,340
                                                                  --------------
NET ASSETS -- (100.0%)
  Applicable to 7,362,980
  Outstanding $.01 Par Value Shares
  (200,000,000 Shares Authorized)                                 $   72,443,862
                                                                  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                      $         9.84
                                                                  ==============

----------
 + See Note B to Financial Statements.
++ The cost for federal income tax purposes is $72,448,400.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                            AAM/DFA         AAM/DFA       AAM/DFA
                                                           U.S. HIGH        TWO-YEAR      TWO-YEAR
                                                         BOOK TO MARKET   FIXED INCOME   GOVERNMENT
                                                           PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                         --------------   ------------   ----------
INVESTMENT INCOME
   Income Distributions Received from The DFA
     Investment Trust Company                            $          347             --           --
   Interest                                                          --   $        726   $      637
                                                         --------------   ------------   ----------
        Total Investment Income                                     347            726          637
                                                         --------------   ------------   ----------
EXPENSES
   Investment Advisory Services                                      --             60           56
   Administrative Service Fees                                        4             --           --
   Accounting & Transfer Agent Fees                                   1             21           19
   Shareholder Servicing Fees                                        63             32           30
   Custodian Fees                                                    --              4            3
   Legal Fees                                                         1              4            2
   Audit Fees                                                         1             11           10
   Filing Fees                                                        8              8            7
   Shareholders' Reports                                              3              5            6
   Directors' Fees and Expenses                                       1             --            1
   Other                                                             --              3            1
                                                         --------------   ------------   ----------
        Total Expenses                                               82            148          135
                                                         --------------   ------------   ----------
NET INVESTMENT INCOME (LOSS)                                        265            578          502
                                                         --------------   ------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                  6             96          182
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                        7,187           (557)        (319)
                                                         --------------   ------------   ----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                       7,193           (461)        (137)
                                                         --------------   ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $        7,458   $        117   $      365
                                                         ==============   ============   ==========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                      AAM/DFA                  AAM/DFA                   AAM/DFA
                                                     U.S. HIGH                 TWO-YEAR                  TWO-YEAR
                                                  BOOK TO MARKET             FIXED INCOME               GOVERNMENT
                                                     PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                              -----------------------   -----------------------   -----------------------
                                                 SIX                       SIX                       SIX
                                                MONTHS       YEAR         MONTHS        YEAR        MONTHS       YEAR
                                                 ENDED       ENDED         ENDED       ENDED         ENDED       ENDED
                                                MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                                                 2004         2003         2004         2003         2004         2003
                                              -----------   ---------   -----------   ---------   -----------   ---------
                                              (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)               $       265   $     925   $       578   $   1,284   $       502   $   1,308
   Net Realized Gain (Loss) on
    Investment Securities Sold                          6      (1,444)           96       1,651           182       1,836
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities         7,187      13,126          (557)     (1,238)         (319)     (1,418)
                                              -----------   ---------   -----------   ---------   -----------   ---------
    Net Increase (Decrease) in Net
      Assets Resulting from Operations              7,458      12,607           117       1,697           365       1,726
                                              -----------   ---------   -----------   ---------   -----------   ---------
Distributions From:
   Net Investment Income                             (499)       (898)         (503)     (1,659)         (551)     (1,602)
   Net Short-Term Gains                                --          --        (1,374)     (1,748)       (1,836)     (2,641)
   Net Long-Term Gains                                 --        (775)         (281)         --            --        (128)
                                              -----------   ---------   -----------   ---------   -----------   ---------
    Total Distributions                              (499)     (1,673)       (2,158)     (3,407)       (2,387)     (4,371)
                                              -----------   ---------   -----------   ---------   -----------   ---------
Capital Share Transactions (1):
   Shares Issued                                    6,623      11,800        16,327      10,837        12,086      29,409
   Shares Issued in Lieu of Cash
    Distributions                                     441       1,514         1,865       3,173         2,272       3,652
   Shares Redeemed                                 (5,968)    (19,097)       (6,828)    (21,383)      (25,032)    (30,885)
                                              -----------   ---------   -----------   ---------   -----------   ---------
   Net Increase (Decrease) from
    Capital Share Transactions                      1,096      (5,783)       11,364      (7,373)      (10,674)      2,176
                                              -----------   ---------   -----------   ---------   -----------   ---------
    Total Increase (Decrease)                       8,055       5,151         9,323      (9,083)      (12,696)       (469)
NET ASSETS
   Beginning of Period                             76,487      71,336        73,101      82,184        85,140      85,609
                                              -----------   ---------   -----------   ---------   -----------   ---------
   End of Period                              $    84,542   $  76,487   $    82,424   $  73,101   $    72,444   $  85,140
                                              ===========   =========   ===========   =========   ===========   =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                      603       1,343         1,618       1,065         1,216       2,905
   Shares Issued in Lieu of Cash
    Distributions                                      41         178           187         314           230         363
    Shares Redeemed                                  (541)     (2,200)         (683)     (2,097)       (2,487)     (3,048)
                                              -----------   ---------   -----------   ---------   -----------   ---------
                                                      103        (679)        1,122        (718)       (1,041)        220
                                              ===========   =========   ===========   =========   ===========   =========

               See accompanying Notes to the Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS       YEAR          YEAR           YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED          ENDED         ENDED         ENDED
                                                 MAY 31,        NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                                  2004           2003           2002           2001          2000          1999
                                                -----------    ----------    ----------     ----------    ----------    ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $     10.23    $     8.74    $    11.17     $    12.14    $    13.82    $    13.99
                                                -----------    ----------    ----------     ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.04          0.13          0.12           0.25          0.22          0.24
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                        0.95          1.59         (0.98)          0.90          0.12          0.35
                                                -----------    ----------    ----------     ----------    ----------    ----------
      Total From Investment Operations                 0.99          1.72         (0.86)          1.15          0.34          0.59
                                                -----------    ----------    ----------     ----------    ----------    ----------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.07)        (0.12)        (0.13)         (0.25)        (0.21)        (0.25)
   Net Realized Gains                                    --         (0.11)        (1.44)         (1.87)        (1.81)        (0.51)
                                                -----------    ----------    ----------     ----------    ----------    ----------
      Total Distributions                             (0.07)        (0.23)        (1.57)         (2.12)        (2.02)        (0.76)
                                                -----------    ----------    ----------     ----------    ----------    ----------
Net Assets Value, End of Period                 $     11.15    $    10.23    $     8.74     $    11.17    $    12.14    $    13.82
                                                ===========    ==========    ==========     ==========    ==========    ==========
Total Return                                           9.66%#       20.18%        (8.86)%        10.74%         2.82%         4.44%
Net Assets, End of Period (thousands)           $    84,542    $   76,487    $   71,336     $   99,247    $  130,007    $  118,923
Ratio of Expenses to Average Net Assets (1)            0.34%*        0.36%         0.36%          0.36%         0.37%         0.35%
Ratio of Net Investment Income to Average
   Net Assets                                          0.63%*        1.39%         1.15%          1.53%         1.92%         1.56%
Portfolio Turnover Rate                                 N/A           N/A           N/A            N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series             2%#           4%            7%             9%            6%           26%

----------
*   Annualized
#   Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                     AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS       YEAR          YEAR           YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED          ENDED         ENDED         ENDED
                                                 MAY 31,        NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                                  2004           2003           2002           2001          2000          1999
                                                -----------    ----------    ----------     ----------    ----------    ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $     10.17    $    10.40    $    10.25     $    10.15    $    10.09    $    10.19
                                                -----------    ----------    ----------     ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.07          0.23          0.32           0.47          0.58          0.51
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       (0.05)        (0.01)         0.18           0.16          0.03         (0.07)
                                                -----------    ----------    ----------     ----------    ----------    ----------
      Total From Investment Operations                 0.02          0.22          0.50           0.63          0.61          0.44
                                                -----------    ----------    ----------     ----------    ----------    ----------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.06)        (0.22)        (0.35)         (0.53)        (0.55)        (0.52)
   Net Realized Gains                                 (0.21)        (0.23)           --             --            --         (0.02)
                                                -----------    ----------    ----------     ----------    ----------    ----------
      Total Distributions                             (0.27)        (0.45)        (0.35)         (0.53)        (0.55)        (0.54)
                                                -----------    ----------    ----------     ----------    ----------    ----------
Net Assets, End of Period                       $      9.92    $    10.17    $    10.40     $    10.25    $    10.15    $    10.09
                                                ===========    ==========    ==========     ==========    ==========    ==========
Total Return                                           0.25%#        2.15%         4.95%          6.46%         6.29%         4.42%
Net Assets, End of Period (thousands)           $    82,424    $   73,101    $   82,184     $  105,656    $  119,602    $  138,612
Ratio of Expenses to Average Net Assets                0.37%*        0.37%         0.35%          0.35%         0.34%         0.33%
Ratio of Net Investment Income to Average
   Net Assets                                          1.44%*        1.72%         3.09%          4.63%         5.72%         5.00%
Portfolio Turnover Rate                                  60%#         171%          131%            58%           24%           46%

----------
*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS       YEAR          YEAR           YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED          ENDED         ENDED         ENDED
                                                 MAY 31,        NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                                  2004           2003           2002           2001          2000          1999
                                                -----------    ----------    ----------     ----------    ----------    ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $     10.13    $    10.46    $    10.37     $    10.13    $    10.05    $    10.19
                                                -----------    ----------    ----------     ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.08          0.16          0.31           0.47          0.58          0.49
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       (0.03)         0.06          0.16           0.29          0.03         (0.07)
                                                -----------    ----------    ----------     ----------    ----------    ----------
      Total From Investment Operations                 0.05          0.22          0.47           0.76          0.61          0.42
                                                -----------    ----------    ----------     ----------    ----------    ----------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.08)        (0.20)        (0.34)         (0.52)        (0.53)        (0.52)
   Net Realized Gains                                 (0.26)        (0.35)        (0.04)            --            --         (0.04)
                                                -----------    ----------    ----------     ----------    ----------    ----------
      Total Distributions                             (0.34)        (0.55)        (0.38)         (0.52)        (0.53)        (0.56)
                                                -----------    ----------    ----------     ----------    ----------    ----------
Net Asset Value, End of Period                  $      9.84    $    10.13    $    10.46     $    10.37    $    10.13    $    10.05
                                                ===========    ==========    ==========     ==========    ==========    ==========
Total Return                                           0.44%#        2.11%         4.73%          7.79%         6.23%         4.19%
Net Assets, End of Period (thousands)           $    72,444    $   85,140    $   85,609     $  108,422    $  122,341    $  114,742
Ratio of Expenses to Average Net Assets                0.36%*        0.35%         0.35%          0.34%         0.34%         0.34%
Ratio of Net Investment Income to Average
   Net Assets                                          1.36%*        1.57%         2.88%          4.57%         5.82%         4.86%
Portfolio Turnover Rate                                  44%#         216%          165%           113%           90%           64%

----------
*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios (the "Portfolios"), of which three are presented in this report.

     The AAM/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 3% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the AAM/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     2. REPURCHASE AGREEMENTS: The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income

Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2004, the Portfolio's administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                                       ADMINISTRATIVE   ADVISORY
                                                            FEES          FEES
                                                       --------------   --------
          AAM/DFA U.S. High Book to Market Portfolio       0.01%           --
          AAM/DFA Two-Year Fixed Income Portfolio            --          0.15%
          AAM/DFA Two-Year Government Portfolio              --          0.15%

     In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolios pay to Assante fees at the following effective annual rates of their average daily net assets for each Portfolio.

          AAM/DFA U.S. High Book to Market Portfolio        0.15%
          AAM/DFA Two-Year Fixed Income Portfolio           0.08%
          AAM/DFA Two-Year Government Portfolio             0.08%

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

          AAM/DFA U.S. High Book to Market Portfolio        $  1,189
          AAM/DFA Two-Year Fixed Income Portfolio              1,124
          AAM/DFA Two-Year Government Portfolio                1,046

E.  PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                       U.S. GOVERNMENT           OTHER INVESTMENT
                                                         SECURITIES                 SECURITIES
                                                    ----------------------    ----------------------
                                                    PURCHASES      SALES      PURCHASES      SALES
                                                    ---------    ---------    ---------    ---------
AAM/DFA Two-Year Fixed Income Portfolio             $  40,469    $  26,331    $  17,941    $  21,223
AAM/DFA Two-Year Government Portfolio                  32,299       43,874           --           --

F.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                APPRECIATION       DEPRECIATION       NET
                                              ----------------   ----------------   --------
AAM/DFA U.S. High Book to Market Portfolio       $   18,626         $  (10,766)     $  7,860
AAM/DFA Two-Year Fixed Income Portfolio                  11               (840)         (829)
AAM/DFA Two-Year Government Portfolio                    11               (773)         (762)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. At November 30, 2003, the AAM/DFA U.S. High Book to Market Portfolio had a capital loss carryforward for federal income tax purposes of approximately $436,000, expiring November 30, 2011.

G.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolios during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit by the Portfolios with the international custodian bank during the six months ended May 31, 2004.

H. COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                    AAM/DFA U.S.     AAM/DFA        AAM/DFA
                                                                    HIGH BOOK TO     TWO-YEAR       TWO-YEAR
                                                                       MARKET      FIXED INCOME    GOVERNMENT
                                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                    ------------   ------------    ----------
Paid-In Capital                                                     $     77,145   $     82,845    $   72,769
Accumulated Net Investment Income (Loss)                                     (31)           319           268
Accumulated Net Realized Gain (Loss)                                     (11,198)            89           169
Unrealized Appreciation (Depreciation) of Investment Securities           18,626           (829)         (762)
                                                                    ------------   ------------    ----------
Total Net Assets                                                    $     84,542   $     82,424    $   72,444
                                                                    ============   ============    ==========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

               AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                   MAY 31,2004
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (8,285,172 Shares, Cost $72,764)++ at Value+   $    115,578
Receivables:
   Investment Securities Sold                                                       103
   Fund Shares Sold                                                                   6
Prepaid Expenses and Other Assets                                                     4
                                                                           ------------
       Total Assets                                                             115,691
                                                                           ------------

LIABILITIES:
Payables:
   Fund Shares Redeemed                                                             109
   Due to Advisor                                                                     1
Accrued Expenses and Other Liabilities                                               27
                                                                           ------------
       Total Liabilities                                                            137
                                                                           ------------
NET ASSETS                                                                 $    115,554
                                                                           ============
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)                   8,341,167
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                   $      13.85
                                                                           ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                            $     76,090
Accumulated Net Investment Income (Loss)                                            (46)
Accumulated Net Realized Gain (Loss)                                             (3,304)
Unrealized Appreciation (Depreciation) from Investment Securities                42,814
                                                                           ------------
       Total Net Assets                                                    $    115,554
                                                                           ============

----------
+  See Note B to Financial Statements.
++ The cost for federal income tax purpose is $78,221.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31,2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust
   Company                                                            $      502
                                                                      ----------

EXPENSES
   Administrative Services                                                     6
   Accounting& Transfer Agent Fees                                             3
   Shareholder Servicing Fees                                                111
   Legal Fees                                                                  2
   Audit Fees                                                                  1
   Filing Fees                                                                 9
   Shareholders' Reports                                                       7
                                                                      ----------
       Total Expenses                                                        139
                                                                      ----------
NET INVESTMENT INCOME (LOSS)                                                 363
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                  2,328
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                11,232
                                                                      ----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                               13,560
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $   13,923
                                                                      ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                               SIX MONTHS       YEAR
                                                                                  ENDED         ENDED
                                                                                 MAY 31,       NOV.30,
                                                                                  2004          2003
                                                                               -----------   -----------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $       363   $     2,004
   Capital Gain Distributions Received from The DFA Investment Trust Company            --            92
   Net Realized Gain (Loss) on Investment Securities Sold                            2,328          (352)
   Change in Unrealized Appreciation (Depreciation) of
       Investment Securities                                                        11,232        27,670
                                                                               -----------   -----------
           Net Increase (Decrease) in Net Assets Resulting from Operations          13,923        29,414
                                                                               -----------   -----------
Distributions From:
   Net Investment Income                                                            (2,396)       (2,111)
   Net Short-Term Gains                                                                 (9)           --
   Net Long-Term Gains                                                                 (77)       (1,176)
                                                                               -----------   -----------
           Total Distributions                                                      (2,482)       (3,287)
                                                                               -----------   -----------
Capital Share Transactions (1):
   Shares Issued                                                                     6,612        12,389
   Shares Issued in Lieu of Cash Distributions                                       2,482         3,287
   Shares Redeemed                                                                 (14,923)      (21,001)
                                                                               -----------   -----------
           Net Increase (Decrease) from Capital Share Transactions                  (5,829)       (5,325)
                                                                               -----------   -----------
           Total Increase (Decrease)                                                 5,612        20,802

NET ASSETS
   Beginning of Period                                                             109,942        89,140
                                                                               -----------   -----------
   End of Period                                                               $   115,554   $   109,942
                                                                               ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
       Shares Issued                                                                   487         1,255
       Shares Issued in Lieu of Cash Distributions                                     194           366
       Shares Redeemed                                                              (1,100)       (2,133)
                                                                               -----------   -----------
                                                                                      (419)         (512)
                                                                               ===========   ===========

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED            ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,          NOV.30,       NOV.30,       NOV.30,       NOV.30,       NOV.30,
                                                    2004             2003          2002          2001          2000          1999
                                                ------------      ---------     ---------     ---------     ---------     ---------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $      12.55      $    9.61     $   11.35     $   14.47     $   15.29     $   13.86
                                                ------------      ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.05           0.24          0.30          0.32          0.30          0.35
   Net Gains (Losses) on Securities
       (Realized and Unrealized)                        1.54           3.07         (0.90)        (1.68)        (0.39)         1.42
                                                ------------      ---------     ---------     ---------     ---------     ---------
       Total From Investment Operations                 1.59           3.31         (0.60)        (1.36)        (0.09)         1.77
                                                ------------      ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
   Net Investment Income                               (0.28)         (0.24)        (0.34)        (0.33)        (0.32)        (0.29)
   Net Realized Gains                                  (0.01)         (0.13)        (0.80)        (1.43)        (0.41)        (0.05)
                                                ------------      ---------     ---------     ---------     ---------     ---------
       Total Distributions                             (0.29)         (0.37)        (1.14)        (1.76)        (0.73)        (0.34)
                                                ------------      ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $      13.85      $   12.55     $    9.61     $   11.35     $   14.47     $   15.29
                                                ============      =========     =========     =========     =========     =========
Total Return                                           12.85%#        35.96%        (5.76)%       10.97%        (0.75)%       13.03%
Net Assets, End of Period (thousands)           $    115,554      $ 109,942     $  89,140     $ 141,058     $ 209,123     $ 259,693
Ratio of Expenses to Average Net Assets (1)             0.53%*         0.55%         0.54%         0.52%         0.52%         0.50%
Ratio of Net Investment Income to Average
   Net Assets                                           0.62%*         2.20%         2.15%         2.14%         1.85%         2.20%
Portfolio Turnover Rate                                  N/A            N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series              5%#           14%           18%            6%            9%            6%

----------
*   Annualized
#   Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of thirty-six portfolios, of which the AAM/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 7% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,651.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of the Portfolio's average daily net assets.

     In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolio pays to Assante a fee at the effective annual rate of 0.19 of 1% of its average daily net assets. Until March 26, 1999, this fee was 0.13 of 1% of its average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation      $   42,814
               Gross Unrealized Depreciation          (5,457)
                                                  ----------
               Net                                $   37,357
                                                  ==========

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2004.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                        SHARES            VALUE+
                                                       -------            ------
 COMMON STOCKS -- (85.3%)
 * 3COM Corp.                                          606,100   $     3,921,467
   A. G. Edwards, Inc.                                  17,500           654,500
*# Advanced Micro Devices, Inc.                        504,800         7,849,640
   Aetna, Inc.                                         539,626        43,817,631
 * Agere Systems, Inc. Class A                           8,652            21,976
 * Agere Systems, Inc. Class B                         212,364           520,292
 # Albertson's, Inc.                                   538,100        12,607,683
 * Allegheny Corp.                                      17,934         4,779,411
   Alliant Energy Corp.                                212,900         5,318,242
 * Allied Waste Industries, Inc.                       255,800         3,391,908
 * Allmerica Financial Corp.                            98,000         3,150,700
   Allstate Corp.                                    1,618,800        71,194,824
   Ambac Financial Group, Inc.                          23,200         1,604,280
   Amerada Hess Corp.                                  196,432        13,866,135
   American Financial Group, Inc.                      177,400         5,359,254
   American National Insurance Co.                      46,700         4,380,927
*# American Tower Corp.                                336,000         4,646,880
*# Americredit Corp.                                   374,000         6,619,800
   Anadarko Petroleum Corp.                            627,078        34,188,293
   Apache Corp.                                        129,990         5,246,396
 * Apple Computer, Inc.                                197,300         5,536,238
 * Applied Micro Circuits Corp.                        213,200         1,149,148
   Archer-Daniels Midland Co.                        2,475,260        41,163,574
 * Arrow Electronics, Inc.                             308,200         8,392,286
   Ashland, Inc.                                       297,600        14,031,840
   Astoria Financial Corp.                              40,500         1,549,935
   AT&T Corp.                                        1,937,780        32,128,392
 * AT&T Wireless Services, Inc.                      5,388,737        76,304,516
*# AutoNation, Inc.                                  2,057,600        34,300,192
 * Avnet, Inc.                                         199,900         4,677,660
   AVX Corp.                                           125,400         1,986,336
   Bank of America Corp.                                82,170         6,830,792
   Bank of Hawaii Corp.                                327,500        14,229,875
 * Barnes & Noble, Inc.                                 13,000           389,220
   Bausch & Lomb, Inc.                                  11,800           720,036
   Bear Stearns Companies, Inc.                        373,770        30,297,796
   Belo Corp. Class A                                  324,200         9,537,964
 * Big Lots, Inc.                                      253,500         3,706,170
 # Blockbuster, Inc. Class A                            23,300           364,878
   Boise Cascade Corp.                                 213,400         7,501,010
   Borders Group, Inc.                                  34,000           776,220
   Borg-Warner, Inc.                                   201,600         8,354,304
   Bowater, Inc.                                       168,400         7,111,532
   Burlington Northern Santa Fe Corp.                1,283,000        42,262,020
 * Caesars Entertainment, Inc.                         845,900        11,648,043
 * Cavco Industries, Inc.                               11,450           434,402
 # Cendant Corp.                                       311,800         7,152,692
*# CheckFree Corp.                                      56,200         1,723,092
   Chubb Corp.                                         258,900        17,442,093
*# CIENA Corp.                                         164,600           592,560
   Cincinnati Financial Corp.                          579,159        24,759,047
   Circuit City Stores, Inc.                           531,900         6,366,843
   Clear Channel Communications, Inc.                1,428,466        56,710,100
*# CNA Financial Corp.                                 635,600        19,080,712
   Coca-Cola Enterprises, Inc.                       1,785,400        49,187,770
 * Comcast Corp. Class A                             2,432,666   $    70,425,681
 * Comcast Corp. Special Class A
     Non-Voting                                        927,100        26,283,285
   Commerce Group, Inc.                                 93,100         4,219,292
   Commercial Federal Corp.                             98,900         2,771,178
 * Compuware Corp.                                      35,800           284,610
 * Comverse Technology, Inc.                           111,500         1,970,205
   ConocoPhilips                                       220,400        16,161,932
*# Corning, Inc.                                       998,300        12,368,937
   Countrywide Financial Corp.                         819,999        52,889,935
*# Cox Communications, Inc.                          1,421,400        44,646,174
*# Crown Castle International Corp.                    468,900         6,906,897
 # CSX Corp.                                           577,800        18,258,480
 # Cummins, Inc.                                       143,100         8,334,144
   Curtiss-Wright Corp-Cl B W/I                         27,130         1,214,067
 # Dana Corp.                                          510,700         9,524,555
*# Delta Air Lines, Inc.                               402,500         2,455,250
 # Diamond Offshore Drilling, Inc.                     298,241         6,737,264
   Dillards, Inc. Class A                               48,900           978,489
   Disney (Walt) Co.                                   906,600        21,277,902
 # Eastman Chemical Co.                                108,200         5,013,988
   Electronic Data Systems Corp.                       746,200        12,200,370
   Federated Department Stores, Inc.                   618,200        29,494,322
   First American Financial Corp.                      156,500         4,062,740
   First Citizens Bancshares, Inc.                      10,300         1,194,800
   Florida East Coast Industries, Inc.                  68,139         2,465,269
   Foot Locker, Inc.                                   175,000         4,130,000
 # Ford Motor Co.                                    4,185,900        62,160,615
 # General Motors Corp.                              1,395,700        63,350,823
   Georgia-Pacific Corp.                               684,200        24,508,044
*# Goodyear Tire & Rubber Co.                          203,900         1,773,930
   Harris Corp.                                        151,400         7,000,736
   Hartford Financial Services Group,
     Inc.                                              487,000        32,200,440
   Hearst-Argyle Television, Inc.                      238,600         6,239,390
   Helmerich & Payne, Inc.                             146,800         3,662,660
   Hibernia Corp.                                      274,500         6,588,000
   Hollinger International, Inc. Class A               257,600         4,533,760
   Horton (D.R.), Inc.                                 818,872        23,665,401
 * Human Genome Sciences, Inc.                          23,900           259,793
 * Humana, Inc.                                        618,900        10,564,623
   Ikon Office Solutions, Inc.                         123,700         1,363,174
   Independence Community Bank Corp.                    12,500           469,000
 * Ingram Micro, Inc.                                  336,900         4,868,205
 * Instinet Group, Inc.                                 15,200           100,168
*# InterActiveCorp                                   1,496,500        46,780,590
   International Paper Co.                           1,215,775        50,977,446
*# Invitrogen Corp.                                     50,100         3,479,445
 * JDS Uniphase Corp.                                1,095,700         3,780,165
   JP Morgan Chase & Co.                             2,244,400        82,683,696
 # Kerr-McGee Corp.                                    207,658        10,227,156
   KeyCorp                                             941,600        29,575,656
 # Labranche & Co., Inc.                                19,700           176,512
   LaFarge North America, Inc.                         257,500        11,345,450
   Lear Corp.                                          110,900         6,568,607
*# Level 3 Communications, Inc.                        195,500           762,450

                                                        SHARES            VALUE+
                                                       -------            ------
 * Liberty Media Corp.                               6,276,100   $    68,911,578
   Lincoln National Corp.                              418,500        19,874,565
   Loews Corp.                                         636,800        36,698,784
 # Louisiana-Pacific Corp.                              94,500         2,182,950
 * LSI Logic Corp.                                     647,300         5,307,860
   Lubrizol Corp.                                      182,000         6,026,020
*# Lucent Technologies, Inc.                         1,193,800         4,261,866
   Lyondell Chemical Co.                               447,200         7,387,744
   Manulife Financial Corp.                            425,285        16,509,564
   Marathon Oil Corp.                                  961,450        32,054,743
 # May Department Stores Co.                            63,100         1,808,446
   MBIA, Inc.                                          327,250        18,126,378
 # MeadWestavco Corp.                                  758,431        20,947,864
   MetLife, Inc.                                     1,830,500        65,074,275
*# Metro-Goldwyn-Mayer, Inc.                           261,100         3,104,479
   MGIC Investment Corp.                               116,900         8,533,700
 * MGM Grand, Inc.                                     390,100        17,324,341
 * Micron Technology, Inc.                             767,000        11,528,010
*# Mony Group, Inc.                                     51,200         1,599,488
   Nationwide Financial Services, Inc.                  94,300         3,446,665
   Norfolk Southern Corp.                            1,537,600        37,256,048
   Northrop Grumman Corp.                              427,771        44,116,023
   Nucor Corp.                                          15,000           987,750
   Occidental Petroleum Corp.                          650,800        28,765,360
 # Odyssey Re Holdings Corp.                            50,500         1,275,125
   Old Republic International Corp.                    501,412        11,412,137
 * Owens-Illinois, Inc.                                314,400         4,662,552
 * Pacificare Health Systems, Inc.                      50,000         1,846,500
 * Pactiv Corp.                                         55,100         1,299,258
*# PanAmSat Corp.                                      350,100         8,132,823
 # Peabody Energy Corp.                                 54,600         2,715,804
 # Penney (J.C.) Co., Inc.                           1,120,000        40,073,600
   PepsiAmericas, Inc.                                 192,000         4,078,080
 * Phelps Dodge Corp.                                  287,085        19,493,072
 # PMI Group, Inc.                                     191,100         8,249,787
   Pogo Producing Co.                                   69,200         3,147,216
*# Pride International, Inc.                           303,400         4,769,448
   Principal Financial Group, Inc.                     746,100        26,076,195
   Protective Life Corp.                               141,500         5,232,670
 * Providian Financial Corp.                           483,100         6,570,160
   Pulte Homes Inc.                                    248,400        13,103,100
 # Questar Corp.                                       251,000         9,199,150
*# Qwest Communications
     International, Inc.                             2,000,600         7,502,250
   Radian Group, Inc.                                  211,300         9,719,800
 * Radio One, Inc.                                      22,900           395,712
   Rayonier, Inc.                                          500            21,000
   Raytheon Co.                                      1,311,300        43,600,725
   Reinsurance Group of America, Inc.                  114,100         4,535,475
 * Rite Aid Corp.                                      969,800         4,868,396
 # RJ Reynolds Tobacco Holdings, Inc.                  251,326        14,124,521
   Ryder System, Inc.                                  275,400        10,231,110
 # Safeco Corp.                                        486,400        20,404,480
   Saint Paul Companies, Inc.                          695,326        27,590,536
   Saks, Inc.                                          743,200        11,155,432
 * Sanmina Corp.                                       639,900         6,770,142
   SBC Communications, Inc.                            430,200        10,195,740
 # Sears, Roebuck & Co.                                493,500        18,753,000
 * Service Corp. International                         237,100         1,707,120
 * Smithfield Foods, Inc.                               68,400         1,982,916
*# Smurfit-Stone Container Corp.                       617,026        11,205,192
 * Solectron Corp.                                   1,155,300   $     6,354,150
 # Sovereign Bancorp, Inc.                             781,020        16,987,185
 # Sprint Corp.                                      2,161,500        38,388,240
   StanCorp Financial Group, Inc.                       20,000         1,281,800
   Starwood Hotels and Resorts
     Worldwide, Inc.                                   573,500        24,190,230
   Steelcase, Inc. Class A                              47,400           559,320
 * Sun Microsystems, Inc.                            2,143,700         9,067,851
   Sunoco, Inc.                                        298,800        18,385,164
   Supervalu, Inc.                                     565,200        17,532,504
*# Tech Data Corp.                                     119,000         4,776,660
 # Telephone & Data Systems, Inc.                       89,300         6,398,345
 * Tellabs, Inc.                                       716,800         5,691,392
   Temple-Inland, Inc.                                 131,300         8,576,516
 * Tenet Healthcare Corp.                            1,047,300        12,483,816
 # Textron, Inc.                                       123,000         6,721,950
 * The DIRECTV Group, Inc.                             680,337        11,980,735
 # Thomas & Betts Corp.                                 46,900         1,147,174
   Tidewater, Inc.                                     100,900         2,788,876
 * Time Warner, Inc.                                 7,039,080       119,945,923
   Torchmark Corp.                                     127,200         6,892,968
 * Toys R Us, Inc.                                     819,300        12,879,396
 * Triad Hospitals, Inc.                               147,000         5,197,920
 # Tyson Foods, Inc. Class A                           912,556        18,725,649
   Union Pacific Corp.                                 824,200        48,067,344
   Unionbancal Corp.                                    86,600         4,987,294
 * Unisys Corp.                                        113,200         1,534,992
 * United States Cellular Corp.                        122,800         4,372,908
 # United States Steel Corp.                           326,200         9,903,432
   Unitrin, Inc.                                       223,800         8,974,380
 # UnumProvident Corp.                                 913,089        13,294,576
 # Valero Energy Corp.                                 306,800        20,282,548
   Valhi, Inc.                                         158,500         1,759,350
 * VeriSign, Inc.                                      166,300         3,016,682
   Viacom, Inc. Class B                              3,061,100       112,923,979
*# Vishay Intertechnology, Inc.                        315,716         5,957,561
 * Vitesse Semiconductor, Inc.                           2,800            15,288
 * WebMD Corp.                                          25,800           228,588
   Weis Markets, Inc.                                   20,800           710,320
   Wesco Financial Corp.                                13,540         5,103,903
 * Westport Resources Corp.                             30,800         1,065,680
 # Weyerhaeuser Co.                                    565,400        34,195,392
   Worthington Industries, Inc.                        133,200         2,549,448
*# Xerox Corp.                                          75,000         1,015,500
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $2,572,821,731)                                           3,122,322,882
                                                                 ---------------

                                                     FACE
                                                    AMOUNT
                                                    ------
                                                    (000)
 TEMPORARY CASH
   INVESTMENTS -- (14.7%)
  Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $67,332,000
     FNMA Discount Notes, 12/10/04,
     valued at $66,827,010) to be
     repurchased at $65,845,511
     (Cost $65,839,000)                        $        65,839      65,839,000

                                                     FACE
                                                    AMOUNT                VALUE+
                                                    ------                ------
                                                    (000)
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 0.96%, 06/01/04
     (Collateralized by $471,136,000 U.S.
     Treasury Obligations rates ranging from
     1.625% to 6.00%, maturities ranging
     from 08/15/04 to 02/15/12, valued at
     $483,699,189) to be repurchased at
     $474,263,981
     (Cost $474,213,398)^                      $       474,213   $   474,213,398
                                                                 ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $540,052,398)                                               540,052,398
                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (COST $3,112,874,129)++                                       $ 3,662,375,280
                                                                 ===============

----------
  + See Note B to Financial Statements.
  * Non-Income Producing Securities.
  # Total or Partial Securities on Loan.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,112,874,157.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                       SHARES             VALUE+
                                                       -------            ------
 UNITED KINGDOM -- (19.4%)
 COMMON STOCKS -- (19.4%)
   Abbey National P.L.C.                               841,876   $     6,930,244
   Aggregate Industries P.L.C.                       1,926,365         2,976,832
   Alliance & Leicester P.L.C.                         348,000         5,264,654
   Allied Domecq P.L.C.                                621,994         5,172,552
   Amvescap P.L.C.                                     225,900         1,515,531
   Arriva P.L.C.                                       231,050         1,651,789
   Associated British Foods P.L.C.                     990,462        11,631,581
   Associated British Ports Holdings
     P.L.C.                                            378,800         3,037,599
   Aviva P.L.C.                                      2,582,930        25,216,998
 * AWG P.L.C.                                           76,018           855,780
   BAA P.L.C.                                        1,576,251        15,724,547
   BAE Systems P.L.C.                                2,599,132         9,806,062
   Barratt Developments P.L.C.                         338,959         3,566,453
   BBA Group P.L.C.                                    679,855         3,165,960
   Bellway P.L.C.                                       38,000           526,004
   Berkeley Group P.L.C.                               228,802         3,866,438
   BG Group P.L.C.                                   1,408,548         8,581,102
   BOC Group P.L.C.                                     82,135         1,341,431
   Bovis Homes Group P.L.C.                            132,000         1,237,365
   BPB P.L.C.                                          458,500         3,269,374
   Bradford & Bingley P.L.C.                            80,259           408,850
   Brambles Industries P.L.C.                          272,000         1,056,902
   Britannic P.L.C.                                    278,864         1,761,482
 * British Airways P.L.C.                            1,839,331         8,547,965
   British Land Co. P.L.C.                             857,882        10,539,837
   British Vita P.L.C.                                 286,388         1,352,407
   Brixton P.L.C.                                      359,333         1,911,806
 * Cable and Wireless P.L.C.                         3,512,914         7,943,057
 * Canary Wharf Group P.L.C.                           847,200         4,598,296
   Carnival P.L.C.                                     156,448         7,021,173
 * Colt Telecom Group P.L.C.                         2,561,000         3,945,288
 * Corus Group P.L.C.                                6,312,988         3,913,405
   Derwent Valley Holdings P.L.C.                       49,351           756,218
   DeVere Group P.L.C.                                  85,228           688,195
 * Dimension Data Holdings P.L.C.                    1,006,000           564,232
   Dixons Group P.L.C.                                 333,402           931,182
 * Duelguide Units P.L.C.                               36,010           355,069
 * Easyjet P.L.C.                                      294,025         1,073,156
   FKI P.L.C.                                          856,795         1,741,838
   Friends Provident P.L.C.                          2,272,618         5,760,483
   Galen Holdings P.L.C.                               319,000         4,237,385
   Great Portland Estates P.L.C.                       299,155         1,440,093
   Great Universal Stores P.L.C.                       258,182         3,843,651
   Greene King P.L.C.                                  105,263         1,757,735
   Hammerson P.L.C.                                    468,800         5,815,111
   Hanson P.L.C.                                       963,671         7,358,895
   HBOS P.L.C.                                          14,538           190,478
 * HHG P.L.C.                                          842,619           664,307
   Hilton Group P.L.C.                               2,619,960        12,744,959
   IMI P.L.C.                                           24,000           161,845
   Intercontinental Hotels Group P.L.C.                968,773         9,286,691
 * International Power P.L.C.                        1,898,700         5,056,603
   ITV P.L.C.                                        1,551,881         3,378,787
   Johnson Matthey P.L.C.                               43,250   $       702,953
   Kelda Group P.L.C.                                  161,510         1,456,483
   Kesa Electricals P.L.C.                               9,781            50,996
 # Kingfisher P.L.C.                                   651,215         3,413,664
   Land Securities Group P.L.C.                         78,654         1,686,004
   Liberty International P.L.C.                        469,345         6,367,535
   Logicacmg P.L.C.                                    586,400         2,012,631
   London Merchant Securities P.L.C.                   358,862         1,139,502
   Marks & Spencer Group P.L.C.                      1,197,239         7,890,393
   Mersey Docks & Harbour Co. P.L.C.                   115,042         1,455,763
   MFI Furniture Group P.L.C.                           66,600           182,435
   Millennium and Copthorne Hotels
     P.L.C.                                            489,930         2,843,510
   Mitchells & Butlers P.L.C.                          630,549         2,997,502
 * MM02 P.L.C.                                       8,760,348        15,678,806
   Morrison (Wm.) Supermarkets P.L.C.                1,582,672         6,627,064
   Novar P.L.C.                                        571,338         1,309,149
   Pearson P.L.C.                                      246,039         2,994,860
   Peninsular & Oriental Steam
     Navigation P.L.C.                               1,086,433         4,270,957
   Pennon Group P.L.C.                                  56,524           763,276
   Persimmon P.L.C.                                    271,811         2,994,022
   Pilkington P.L.C.                                 2,184,617         3,621,628
   Pillar Property P.L.C.                              159,913         1,641,266
 * Premier Oil P.L.C.                                  119,812         1,165,426
   Quintain Estates & Development
     P.L.C.                                            100,000           729,199
   Rio Tinto P.L.C.                                     83,136         2,000,590
   RMC Group P.L.C.                                    401,000         4,035,580
   Rolls Royce Group P.L.C.                          2,686,097        11,122,171
 * Rolls Royce Group P.L.C.                        134,304,850           246,241
   Royal & Sun Alliance Insurance
     Group P.L.C.                                    5,018,810         7,450,701
   Royal Bank of Scotland Group P.L.C.                 212,693         6,428,725
   Sabmiller P.L.C.                                    192,609         2,327,665
 # Sainsbury (J.) P.L.C.                             2,864,609        14,300,152
   Scottish & Newcastle P.L.C.                         959,905         7,508,053
   Scottish Power P.L.C.                               915,215         6,635,236
   Severn Trent P.L.C.                                 210,597         3,118,962
 * Shire Pharmaceuticals Group P.L.C.                  683,427         6,208,647
   Singer & Friedlander Group P.L.C.                   253,818         1,093,881
   Slough Estates P.L.C.                               706,900         5,564,664
   Smith (David S.) Holdings P.L.C.                    547,941         1,567,369
   Smith (W.H.) P.L.C.                                 299,537         1,965,244
   Somerfield P.L.C.                                   738,068         1,939,982
   Stagecoach Holdings P.L.C.                        1,557,000         2,341,002
   Stanley Leisure Organisation P.L.C.                 186,760         1,606,028
   Tate & Lyle P.L.C.                                  660,070         3,655,181
   Taylor Woodrow P.L.C.                               973,675         4,528,444
   Tesco P.L.C.                                      1,560,816         7,123,961
   The Big Food Group P.L.C.                           505,408           928,373
 * Thus Group P.L.C.                                 1,956,555           933,783
   Trinity Mirror P.L.C.                               495,640         5,638,934
   United Business Media P.L.C.                        237,262         1,923,758
   United Utilities P.L.C.                             265,595         2,642,143
   Vodafone Group P.L.C.                            13,873,752        32,699,074

                                                       SHARES             VALUE+
                                                       -------            ------
   Westbury P.L.C.                                     162,025   $     1,272,549
   Whitbread P.L.C.                                    511,290         7,496,474
   Wilson Bowden P.L.C.                                105,900         2,010,789
   Wimpey (George) P.L.C.                              446,968         3,018,363
   Wolverhampton & Dudley Breweries
     P.L.C.                                            107,366         1,616,965
   Woolworths Group P.L.C.                           2,074,511         1,684,586
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $377,656,054)                                               474,774,971
                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $35,295)                                                       36,615
                                                                 ---------------
 TOTAL -- UNITED KINGDOM
   (Cost $377,691,349)                                               474,811,586
                                                                 ---------------

 JAPAN -- (17.4%)
 COMMON STOCKS -- (17.4%)
   Acom Co., Ltd.                                       14,600           979,025
 # Aichi Steel Corp.                                   120,000           493,526
   AIOI Insurance Co., Ltd.                            928,735         4,040,680
   Aisin Seiki Co., Ltd.                               182,500         3,383,738
   Akita Bank, Ltd.                                    115,000           452,538
 # Alpine Electronics, Inc.                             36,800           471,467
   Amada Co., Ltd.                                     376,000         2,138,762
 # Anritsu Corp.                                        67,000           419,610
   Aoyama Trading Co., Ltd.                             47,700         1,108,318
   Asahi Breweries, Ltd.                               173,000         1,823,313
   Asahi Kasei Corp.                                   289,000         1,422,289
   Asatsu-Dk, Inc.                                      32,500           840,095
   Autobacs Seven Co., Ltd.                             23,700           669,145
   Awa Bank, Ltd.                                      196,600         1,129,190
   Bank of Iwate, Ltd.                                  15,300           677,599
 # Bank of Kyoto, Ltd.                                 347,400         2,290,876
   Bank of Nagoya, Ltd.                                185,000           933,192
   Benesse Corp.                                         6,500           197,550
   Canon Sales Co., Inc.                               124,900         1,586,967
   Chiba Bank, Ltd.                                    941,000         5,415,152
   Chudenko Corp.                                       41,100           707,233
   Chugoku Bank, Ltd.                                  238,800         2,413,869
   Citizen Watch Co., Ltd.                             318,000         3,323,532
   Coca-Cola West Japan Co., Ltd.                       58,400         1,409,917
   Comsys Holdings Corp.                                92,000           682,561
 # Cosmo Oil Co., Ltd.                                 764,000         1,867,757
   Dai Nippon Ink & Chemicals, Inc.                    459,000         1,042,492
   Dai Nippon Pharmaceutical Co., Ltd.                 106,000           803,341
   Dai Nippon Printing Co., Ltd.                       144,000         2,202,431
 # Daicel Chemical Industries, Ltd.                    485,000         2,108,669
   Daido Steel Co., Ltd.                               274,000           657,436
   Daihatsu Motor Co., Ltd.                            258,000         1,517,061
   Daishi Bank, Ltd.                                   355,000         1,219,314
   Daiwa House Industry Co., Ltd.                      663,000         7,484,763
   Denso Corp.                                          22,500           482,857
 # Ebara Corp.                                         173,000           778,135
 # Ezaki Glico Co., Ltd.                               174,600         1,241,437
   Fuji Electric Co., Ltd.                             525,780         1,293,228
   Fuji Fire & Marine Insurance Co.,
     Ltd.                                              297,000           692,913
   Fuji Heavy Industries                               493,000         2,430,726
   Fuji Oil Co., Ltd.                                   55,200           643,650
   Fuji Photo Film Co., Ltd.                           355,000   $    10,551,760
   Fujikura, Ltd.                                      241,000         1,153,558
   Fujitsu, Ltd.                                       286,000         1,931,493
   Fukui Bank, Ltd.                                    343,000         1,359,737
 # Fukuoka Bank, Ltd.                                  400,000         2,071,477
 # Fukuyama Transporting Co., Ltd.                     266,000         1,211,601
 * Furukawa Electric Co., Ltd.                         380,000         1,411,648
   Futaba Corp.                                         16,000           419,581
   Futaba Industrial Co., Ltd.                          44,100           682,343
 # Glory, Ltd.                                          46,800           662,790
   Gunma Bank, Ltd.                                    323,000         1,486,093
   Gunze, Ltd.                                         148,000           706,135
   Hachijuni Bank, Ltd.                                344,000         2,056,852
#* Hankyu Corp.                                        174,000           670,625
 # Hanshin Electric Railway Co., Ltd.                  216,000           701,147
   Heiwa Corp                                           81,500         1,221,706
   Higo Bank, Ltd.                                     308,000         1,769,064
   Hitachi Cable, Ltd.                                 236,000         1,060,267
   Hitachi Maxell, Ltd.                                 96,000         1,407,726
   Hitachi Metals, Ltd.                                360,000         1,719,080
   Hitachi, Ltd.                                     3,734,000        25,589,059
   Hokkoku Bank, Ltd.                                  223,000         1,067,827
   Hokuetsu Paper Mills, Ltd.                          162,000           869,334
   Hokugin Financial Group, Inc.                       414,000           839,050
   House Foods Corp.                                   117,000         1,505,125
 # Hyakugo Bank, Ltd.                                  258,000         1,534,783
 # Hyakujishi Bank, Ltd.                               314,000         1,942,853
 * Ishikawajima-Harima Heavy
     Industries Co., Ltd.                              819,000         1,167,661
 * Itochu Corp.                                        120,000           492,009
   Itoham Foods, Inc.                                  132,000           591,829
   Iyo Bank, Ltd.                                      204,000         1,369,997
   Japan Airport Terminal Co., Ltd.                     33,000           296,226
   JFE Holdings, Inc.                                   56,300         1,218,243
   Joyo Bank, Ltd.                                     545,000         2,147,260
 # Juroku Bank, Ltd.                                   349,000         1,475,036
 # Kagoshima Bank, Ltd.                                132,000           739,936
   Kamigumi Co., Ltd.                                  357,000         2,346,542
   Kandenko Co., Ltd.                                  129,000           683,340
   Kansai Paint Co., Ltd., Osaka                       131,000           770,757
   Katokichi Co., Ltd.                                  34,500           608,482
 # Kawasaki Heavy Industries, Ltd.                     910,000         1,359,185
   Kikkoman Corp.                                      259,000         2,087,353
   Kinden Corp.                                        167,000           929,655
   Kirin Brewery Co., Ltd.                             437,000         4,152,801
 # Kissei Pharmaceutical Co., Ltd.                      41,000           875,872
   Kobe Steel, Ltd.                                  2,632,000         3,842,186
   Koito Manufacturing Co., Ltd.                       101,000           701,488
   Kokuyo Co., Ltd.                                     81,200           989,157
   Komatsu, Ltd.                                     1,279,000         7,702,264
   Komori Corp.                                         47,000           692,540
 # Koyo Seiko Co.                                      198,000         2,006,219
   Kubota Corp.                                        140,000           647,773
   Kuraray Co., Ltd.                                   241,000         1,811,296
 # Kuraya Sanseido, Inc.                                82,600         1,235,988
   Kureha Chemical Industry Co., Ltd.                  122,000           488,520
   KYORIN Pharmaceutical Co., Ltd.                      52,000           680,761
 # Makita Corp.                                        209,000         2,933,140
   Marubeni Corp.                                    1,942,000         4,429,099
   Marui Co., Ltd.                                     213,000         2,839,783
 # Maruichi Steel Tube, Ltd.                           117,000         1,758,628

                                                        SHARES            VALUE+
                                                        ------            ------
 # Matsushita Electric Industrial Co.,
     Ltd.                                            1,977,135   $    27,425,216
   Matsushita Electric Works, Ltd.                     142,000         1,185,094
 # Meiji Seika Kaisha, Ltd. Tokyo                      243,000           985,587
 # Michinoku Bank, Ltd.                                187,000         1,063,990
   Millea Holdings, Inc.                                    46           606,247
   Mitsubishi Corp.                                     40,000           395,191
   Mitsubishi Gas Chemical Co., Inc.                   305,000         1,146,869
   Mitsubishi Heavy Industries, Ltd.                 2,128,000         5,567,075
   Mitsubishi Logistics Corp.                          106,000           924,108
   Mitsubishi Materials Corp.                          975,000         1,864,568
#* Mitsubishi Motors Corp.                             568,000         1,119,876
   Mitsui Chemicals, Inc.                              239,800         1,163,162
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                         481,000           813,477
   Mitsui Trust Holdings                               641,000         4,266,825
   Mitsumi Electric Co., Ltd.                           45,800           468,759
   Mizuho Holdings, Inc.                                 1,192         5,120,280
   Morinaga Milk Industry Co., Ltd.                    160,000           595,510
   Musashino Bank, Ltd.                                 20,000           722,528
   Nagase & Co., Ltd.                                   87,000           723,676
   Namco, Ltd.                                           5,500           138,069
   Nanto Bank, Ltd.                                    317,000         1,448,045
   NGK Insulators, Ltd.                                216,000         1,536,529
   NGK Spark Plug Co., Ltd.                            144,000         1,295,677
   Nichicon Corp.                                       51,200           652,234
   Nichirei Corp.                                      180,000           576,526
   Nifco, Inc.                                          37,000           567,717
   Nihon Unisys, Ltd.                                   69,100           512,213
   Nippon Broadcasting System, Inc.                     20,690         1,011,229
 # Nippon Electric Glass Co., Ltd.                      72,000         1,543,539
   Nippon Kayaku Co., Ltd.                             128,000           649,635
   Nippon Meat Packers, Inc., Osaka                    144,000         1,567,917
   Nippon Mining Holdings, Inc.                        370,000         1,708,854
   Nippon Mitsubishi Oil Corp.                       1,871,050        10,633,474
   Nippon Paint Co., Ltd.                              167,000           606,191
   Nippon Sanso Corp.                                   30,000           137,311
   Nippon Sheet Glass Co., Ltd.                        280,000           926,729
   Nippon Shinpan Co., Ltd.                            191,000           651,818
   Nippon Shokubai Co., Ltd.                           163,000         1,193,958
   Nippon Television Network Corp.                       9,400         1,447,390
   Nipponkoa Insurance Co., Ltd.                        45,000           258,828
   Nishimatsu Construction Co., Ltd.                   364,000         1,236,106
   Nishi-Nippon Bank, Ltd.                             156,540           704,445
   Nissay Dowa General Insurance
     Co., Ltd.                                         383,000         1,924,261
   Nisshin Seifun Group, Inc.                          148,000         1,360,518
   Nisshin Steel Co., Ltd.                             627,000         1,264,556
   Nisshinbo Industries, Inc.                          305,000         2,021,246
#* Nissho Iwai-Nichmen Holdings Corp.                  130,400           694,507
   NSK, Ltd.                                           319,000         1,443,643
   Obayashi Corp.                                      520,000         2,482,203
   Ogaki Kyoritsu Bank, Ltd.                            50,000           269,692
   Oji Paper Co., Ltd.                                 275,000         1,749,298
   Okumura Corp.                                       144,000           707,500
   Onward Kashiyama Co., Ltd.                          100,000         1,612,619
   PanaHome Corp.                                      106,000           570,078
 # Pioneer Electronic Corp.                             60,000         1,537,866
   Promise Co., Ltd.                                    60,500         3,976,827
   Q.P. Corp.                                          109,600           892,411
 # Rengo Co., Ltd.                                     152,000           683,988
 * Resona Holdings, Inc.                             1,873,000   $     3,220,661
   San In Godo Bank, Ltd.                              110,000           864,336
   Santen Pharmaceutical Co., Ltd.                      52,000           757,478
 # Sanwa Shutter Corp.                                 101,000           518,071
   Sanyo Shinpan Finance Co., Ltd.                      19,800         1,086,425
   Sapporo Breweries, Ltd.                             251,000           815,139
   Sapporo Hokuyo Holdings, Inc.                           224         1,172,121
   Seino Transportation Co., Ltd.                      193,000         1,835,299
   Sekisui Chemical Co., Ltd.                          557,000         4,109,695
   Sekisui House, Ltd.                                 942,000         9,812,478
   Seventy-seven (77) Bank, Ltd.                       241,000         1,420,528
   SFCG Co., Ltd.                                        8,010         1,404,972
   Shiga Bank, Ltd.                                    272,000         1,349,621
   Shikoku Bank, Ltd.                                   72,000           429,019
   Shimachu Co., Ltd.                                   36,200           902,162
 # Shimadzu Corp.                                      181,000           932,806
   Shinko Securities Co., Ltd.                         470,000         1,560,982
   Shizuoka Bank, Ltd.                                 473,000         3,854,740
 # Softbank Corp.                                       49,100         1,877,895
   Sumitomo Bakelite Co., Ltd.                         105,000           698,212
   Sumitomo Corp.                                      471,000         3,633,702
   Sumitomo Electric Industries, Ltd.                  472,000         4,540,655
   Sumitomo Forestry Co., Ltd.                         139,000         1,431,249
   Sumitomo Metal Industries, Ltd.
     Osaka                                           1,481,000         1,661,464
   Sumitomo Metal Mining Co., Ltd.                     313,000         1,864,367
   Sumitomo Osaka Cement Co., Ltd.                     269,000           650,652
   Sumitomo Realty & Development
     Co., Ltd.                                         150,000         1,617,350
   Sumitomo Rubber                                      43,000           357,718
   Sumitomo Trust & Banking Co., Ltd.                   21,000           129,088
   Suruga Bank, Ltd.                                    87,000           574,425
   Suzuken Co., Ltd.                                    54,000         1,685,214
   Taiheiyo Cement Corp.                             1,209,800         2,642,448
   Taisei Corp.                                      1,325,000         4,413,188
   Taiyo Yuden Co., Ltd.                                72,000         1,038,264
   Takara Standard Co., Ltd.                           118,000           645,570
   Takashimaya Co., Ltd.                               214,000         2,357,203
 # Takefuji Corp.                                       35,920         2,390,002
   TDK Corp.                                            10,100           709,085
   Teijin, Ltd.                                        893,000         2,884,554
   Teikoku Oil Co., Ltd.                               346,000         1,766,783
   Toda Corp.                                          203,000           748,487
   Toho Bank, Ltd.                                     254,000         1,010,175
   Tokai Tokyo Securities Co., Ltd.                    155,000           447,237
   Tokuyama Corp.                                      248,000         1,060,197
   Tokyo Broadcasting System, Inc.                     113,500         2,013,658
 # Tokyo Steel Manufacturing Co., Ltd.                  97,800         1,390,966
   Tokyo Style Co., Ltd.                               133,000         1,504,229
 # Tokyo Tatemono Co., Ltd.                            143,000           691,014
   Toppan Printing Co., Ltd.                           441,000         5,366,365
   Toray Industries, Inc.                              620,000         2,854,071
   Toshiba TEC Corp.                                   181,000           787,527
   Tostem Inax Holding Corp.                           160,000         3,278,680
   Toto, Ltd.                                          247,000         2,654,223
 # Toyo Ink Manufacturing Co., Ltd.                    174,000           703,334
   Toyo Seikan Kaisha, Ltd.                            287,600         4,718,371
   Toyo Suisan Kaisha, Ltd.                             64,000           773,366
   Toyota Auto Body Co., Ltd.                           86,000         1,309,569
   Toyota Industries Corp.                              76,500         1,668,275
 # Toyota Tsusho Corp.                                 314,000         2,881,419

                                                        SHARES            VALUE+
                                                        ------            ------
   TV Asahi Corp.                                          202   $       375,250
   UNY Co., Ltd.                                       133,000         1,642,230
   Wacoal Corp.                                        149,000         1,579,834
 # Yamagata Bank, Ltd.                                 153,700           673,239
   Yamaguchi Bank, Ltd.                                133,000         1,355,800
   Yamanashi Chuo Bank, Ltd.                           119,000           588,331
   Yamatake Corp.                                       20,000           194,318
   Yamazaki Baking Co., Ltd.                           155,000         1,436,047
   Yokogawa Electric Corp.                             337,000         4,360,631
   Yokohama Rubber Co., Ltd.                           410,000         1,508,010
   York-Benimaru Co., Ltd.                              29,300           838,751
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $411,657,891)                                               425,533,004
                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $20,787)                                                       21,114
                                                                 ---------------
 TOTAL -- JAPAN
   (Cost $411,678,678)                                               425,554,118
                                                                 ---------------

 FRANCE -- (8.5%)
 COMMON STOCKS -- (8.5%)
 # AGF (Assurances Generales de
     France SA)                                        149,122         9,041,456
 # Air France                                          143,423         2,346,271
   Air Liquide SA                                        8,848         1,561,285
   Alcan, Inc.                                          30,183         1,192,724
#* Alcatel SA                                          195,750         2,820,740
#* Alstom SA                                           185,169           212,840
   Arcelor SA                                          167,800         2,815,999
   AXA                                                 634,106        13,042,808
   BNP Paribas SA                                      549,686        33,602,499
   Bongrain SA                                           7,145           480,617
 * Cap Gemini SA                                        89,951         3,450,082
#* Club Mediterranee SA                                  8,962           379,658
 # Compagnie de Saint-Gobain                           288,912        14,553,997
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                            10,990         1,480,578
   Credit Agricole SA                                   27,709           681,356
   Eiffage SA                                            6,954           541,060
   Esso SA                                                 686            96,312
   Euler-Hermes SA                                      10,354           571,483
 * Eurafrance                                           18,000         1,106,386
 # Faurecia SA                                          30,445         1,973,013
 # Fimalac SA                                           46,887         1,832,765
   Fonciere Lyonnaise SA                                10,950           471,975
   France Telecom SA                                   188,321         4,550,289
   Generale des Establissements
     Michelin SA Series B                              107,620         5,258,360
   Havas SA                                            300,744         1,596,520
   Imerys SA                                            11,000         2,502,481
   LaFarge SA                                           62,037         5,319,155
   LaFarge SA Prime Fidelity                            82,581         7,154,869
 # Lagardere S.C.A. SA                                  10,900           665,814
 * Nexans                                                9,618           315,866
 # Peugeot SA                                          233,374        13,179,063
 # Pinault Printemps Redoute SA                         22,619         2,364,871
   Rallye SA                                            18,020           912,719
 # Remy Cointreau SA                                    56,022   $     1,870,576
   Renault SA                                          121,719         9,070,115
   Rexel SA                                             10,713           442,555
 * SA Des Galeries Lafayette                               900           174,397
   Schneider SA                                         63,451         4,274,219
 * Scor SA                                             733,800         1,075,223
   SEB SA Prime Fidelity                                 9,900         1,112,224
   Societe BIC SA                                       52,288         2,268,319
 # Societe des Ciments de Francais                      28,600         2,223,571
   Societe Generale, Paris                             293,528        24,896,954
 # Suez (ex Suez Lyonnaise des Eaux)                   296,563         5,775,385
   Thomson Multimedia                                  129,923         2,479,132
   Valeo SA                                             73,528         2,984,104
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                        4,504           392,968
#* Veolia Environnement SA                              25,700           687,796
 * Vivendi Universal SA                                403,364        10,293,783
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $136,677,536)                                               208,097,232
                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Rallye SA Series B Warrants 11/30/05
     (Cost $7,244)                                      18,020             3,759
                                                                 ---------------
 TOTAL -- FRANCE
   (Cost $136,684,780)                                               208,100,991
                                                                 ---------------

 SWITZERLAND -- (6.1%)
 COMMON STOCKS -- (6.1%)
 * ABB, Ltd.                                           335,400         1,880,058
 # Baloise-Holding                                     190,560         7,679,424
   Bank Sarasin & Cie Series B, Basel                      180           255,824
   Banque Cantonale Vaudoise                            12,608         1,387,080
 # Berner Kantonalbank                                  23,400         2,779,455
 * Ciba Spezialitaetenchemie Holding
     AG                                                 56,300         3,846,625
   Cie Financiere Richemont AG
     Series A                                        1,251,000        32,223,768
   Clariant AG                                          19,200           265,074
   Converium Holding AG                                 14,400           733,921
 * Credit Swisse Group                                 128,200         4,410,505
 * Fischer (Georg) AG, Schaffhausen                      1,280           279,066
 # Givaudan SA                                           3,952         2,113,439
 # Helvetia Patria Holding                              16,301         2,867,348
 # Holcim, Ltd.                                        199,770        10,396,504
 # Jelmoli Holding AG                                      500           625,759
 # Luzerner Kantonalbank AG                             14,627         2,337,061
 # Pargesa Holding SA, Geneve                            1,935         5,565,147
 # PSP Swiss Property AG                               109,600         3,822,181
 # Rieters Holdings AG                                   7,860         1,993,377
   Sig Holding AG                                       44,130         7,549,197
#* Sika Finanz AG, Baar                                  3,828         1,924,356
 # St. Galler Kantonalbank                              14,319         2,879,750
#* Swiss Life AG                                       124,240        15,660,232
   Swiss Reinsurance Co., Zurich                        18,800         1,167,036
 * Syngenta AG                                         152,500        12,097,295
#* Unaxis Holding AG                                    45,400         5,141,601
#* Valiant Holding AG                                   39,295         3,270,942
 # Valora Holding AG                                    12,170         2,881,408

                                                        SHARES            VALUE+
                                                        ------            ------
 * Zurich Financial SVCS AG                             67,906   $    10,684,280
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $107,900,215)                                               148,717,713
                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $1,007,353)                                                 1,035,109
                                                                 ---------------
 TOTAL -- SWITZERLAND
   (Cost $108,907,568)                                               149,752,822
                                                                 ---------------

 GERMANY -- (5.4%)
 COMMON STOCKS -- (5.4%)
 # Aachener und Muenchener
     Beteiligungs AG                                    32,773         2,365,409
 # Aareal Bank AG                                       22,825           773,722
   Allianz AG                                            5,000           522,715
 * Bankgesellschaft Berlin AG                          233,550           569,824
   BASF AG                                             386,050        19,783,712
   Bayer AG                                            280,139         8,022,055
 * Bayerische Vereinsbank AG                           485,020         8,193,305
 # BHW Holding AG                                       34,600           540,214
 # Bilfinger & Berger Bau AG                            23,702           779,430
   Commerzbank AG                                      408,050         6,665,331
 # DaimlerChrysler AG                                  219,282         9,759,496
 # Deutsche Bank AG                                    359,305        28,283,407
   Deutsche Lufthansa AG                               319,477         4,587,451
   E.ON AG                                               7,600           529,503
 * Fraport AG                                           63,708         1,842,234
 # Fresenius Medical Care AG                            27,600         2,041,697
#*Heidelberger Druckmaschinen AG                        38,167         1,209,797
   Heidelberger Zement AG                               64,373         2,835,953
 # Hochtief AG                                          56,150         1,232,333
 * Hypo Real Estate Holding AG                          84,277         2,369,101
 # IVG Immobilien AG                                    30,276           349,823
 # Karstadt Quelle AG                                   30,734           634,785
 # Linde AG                                             77,043         3,989,632
 # MAN AG                                               88,000         3,250,554
   Merck KGAA                                           36,000         2,007,356
   MG Technologies AG                                  135,773         1,766,950
 # Preussag AG                                         115,227         2,236,610
   Salzgitter AG                                        13,041           154,880
   SCA Hygiene Products AG                               3,550         1,300,620
   ThyssenKrupp AG                                     290,691         4,862,280
 * Vattenfall Europe AG                                 94,898         2,955,912
   Volkswagen AG                                       120,547         5,280,608
                                                                 ---------------
 TOTAL -- GERMANY
   (Cost $125,815,346)                                               131,696,699
                                                                 ---------------

 AUSTRALIA -- (3.8%)
 COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                         126,820           587,802
   AMP Limited                                       1,026,451         4,079,874
   Ansell, Ltd.                                        303,463         1,708,852
   APN News & Media, Ltd.                              486,363         1,418,593
   AWB, Ltd.                                           345,296         1,207,045
   AXA Asia Pacific Holdings, Ltd.                   2,837,724         6,872,505
   BHP Steel Ltd.                                    1,252,100         5,536,152
   Boral, Ltd.                                         899,150         3,760,136
   Caltex Australia, Ltd.                              440,369         2,714,191
   Commonwealth Bank of Australia                       48,696   $     1,140,569
   CSR, Ltd.                                         1,514,337         2,084,174
   Downer Group, Ltd.                                  216,113           484,787
   Futuris Corp., Ltd.                                 456,719           505,165
   Insurance Australiz Group, Ltd.                   1,428,272         4,641,130
 # Lend Lease Corp., Ltd.                              568,460         4,073,668
   Lion Nathan, Ltd.                                   871,345         4,102,395
   Mayne Group, Ltd.                                 1,280,958         2,736,434
   Mirvac, Ltd.                                      1,140,163         3,452,949
   Onesteel, Ltd.                                      436,697           700,279
   Orica, Ltd.                                         352,900         3,685,332
   Origin Energy, Ltd.                                 686,245         2,582,446
   Paperlinx, Ltd.                                     727,704         2,526,782
   Publishing and Broadcasting, Ltd.                   579,260         5,098,686
 # Quantas Airways, Ltd.                             3,042,351         7,448,311
   Rinker Group, Ltd.                                1,155,484         6,177,109
   Santos, Ltd.                                        953,246         4,610,445
 # Seven Network, Ltd.                                 383,865         1,396,206
 * Southcorp, Ltd.                                   1,146,542         2,585,702
 * Stockland Trust Group                                   735             2,743
   Stockland Trust Group                                21,349            80,393
   WMC Resources, Ltd.                               1,760,061         5,798,458
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $64,985,485)                                                 93,799,313
                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $23,400)                                                       21,915
                                                                 ---------------
 TOTAL -- AUSTRALIA
   (Cost $65,008,885)                                                 93,821,228
                                                                 ---------------

 NETHERLANDS -- (3.8%)
 COMMON STOCKS -- (3.8%)
   ABN-AMRO Holding NV                                 676,189        14,402,913
   Aegon NV                                            822,637         9,934,972
 * Air France                                           18,150           294,780
   AM NV                                                61,661           541,577
   Buhrmann NV                                          94,439           899,882
   DSM NV                                               78,837         3,893,093
#* Hagemeyer NV                                        342,825           734,022
 * Hunter Douglas NV                                    34,696         1,617,050
   ING Groep NV                                      1,552,333        35,065,385
 * Koninklijke Ahold NV                                411,500         3,219,002
   Koninklijke KPN NV                                  278,922         2,028,813
   Koninklijke Nedlloyd NV                              12,142           370,285
   Koninklijke Philips Electronics NV                  405,906        11,086,373
   New Skies Satellites NV                              52,400           424,180
   Nutreco Holding NV                                   23,646           726,902
   NV Holdingsmij de Telegraaf                           6,800           150,573
   Oce NV                                               60,734           903,874
   Vedior NV                                            46,388           691,658
 * Versatel Telecom International NV                   323,150           644,450
   VNU NV                                              168,736         4,968,415
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $60,608,176)                                                 92,598,199
                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                         16,500            20,753
 * AM NV Coupons 06/04/04                               61,661                 0

                                                        SHARES            VALUE+
                                                        ------            ------
 * ING Groep NV Coupons 06/17/05                     1,552,333   $             0
                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $21,343)                                                         20,753
                                                                 ---------------
 TOTAL  NETHERLANDS
   (Cost $60,629,519)                                                 92,618,952
                                                                 ---------------

 SPAIN -- (3.0%)
 COMMON STOCKS -- (3.0%)
 # Acerinox SA                                          65,340         3,580,706
 # Arcelor SA                                           30,000           503,953
   Autopistas Concesionaria Espanola
     SA                                                905,074        15,258,004
   Banco de Andalucia                                      900            79,548
   Banco de Sabadell SA                                154,021         3,170,801
 # Banco Pastor SA                                      59,400         1,762,479
   Cementos Portland SA                                 21,016         1,260,678
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                    146,555         1,667,765
   Ebro Puleva SA                                      116,168         1,416,324
   Endesa SA, Madrid                                   308,964         5,703,723
 # Gas Natural SA, Buenos Aires                         21,400           511,286
 # Iberdrola SA                                        535,000        10,793,336
 # Iberia Lineas Aereas de Espana SA                   617,500         1,773,522
   Inmobiliaria Colonial SA ICSA                        41,300         1,001,296
 # Inmobiliaria Urbis SA                                96,328         1,065,716
 # Metrovacesa SA                                      109,351         4,190,161
   Repsol SA                                           496,967        10,514,033
   Sociedad General de Aguas de
     Barcelona SA                                      107,683         1,793,055
 * Sociedad General de Aguas de
     Barcelona SA                                          737            12,366
 # Sol Melia SA                                        142,463         1,226,953
   Union Fenosa SA                                     230,000         4,906,580
 # Vallehermoso SA                                      45,000           662,610
                                                                 ---------------
 TOTAL -- SPAIN
   (Cost $44,543,185)                                                 72,854,895
                                                                 ---------------

 ITALY -- (2.9%)
 COMMON STOCKS -- (2.9%)
#* Alitalia Linee Aeree Italiane SpA
     Series A                                        6,690,000         1,916,746
 * Banca Antoniana Popolare Veneta
     SpA                                                83,000         1,655,360
   Banca Monte Dei Paschi di Siena
     SpA                                             1,623,479         5,035,105
 * Banca Nazionale del Lavoro SpA                    1,652,352         3,462,165
 # Banca Popolare di Lodi Scarl                        374,206         3,428,369
 # Banca Popolare di Milano                            665,400         3,915,990
   Banca Popolare Rights                                57,990           531,109
 # Benetton Group SpA                                  181,249         2,052,994
   Buzzi Unicem SpA                                     67,793           891,483
 # Caltagirone Editore SpA                             222,304         1,692,017
   Capitalia SpA                                     2,910,876         8,603,926
   CIR SpA (Cie Industriale Riunite),
     Torino                                            500,000         1,017,041
 # Compagnia Assicuratrice Unipol SpA                  452,120         1,764,618
#* E.Biscom SpA                                         16,000           930,834
#* Edison SpA                                          899,081         1,557,540
   Erg SpA                                             295,000         1,855,359
   Ericsson SpA                                         20,069           796,765
#* Fiat SpA                                          1,054,970   $     7,472,748
#* IFIL Finanziaria Partecipazioni SpA               1,368,874         4,849,708
 # Italcementi SpA                                     444,060         5,556,122
 # Italmobiliare SpA, Milano                            33,664         1,572,078
   Manifattura Lane Gaetano
     Marzotto & Figli SpA                                5,573            63,806
   Milano Assicurazioni SpA                            182,000           685,056
 # Pirelli & Co. SpA                                 1,486,658         1,525,436
 # SAI SpA (Sta Assicuratrice
     Industriale), Torino                              167,605         3,728,705
   San Paolo-IMI SpA                                   121,701         1,393,518
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                           8,800           341,886
 # Telecom Italia SpA                                1,209,533         3,709,241
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $77,211,453)                                                 72,005,725
                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                          51,693            11,459
                                                                 ---------------
 TOTAL -- ITALY
   (Cost $77,211,453)                                                 72,017,184
                                                                 ---------------

 SWEDEN -- (2.2%)
 COMMON STOCKS -- (2.2%)
 * Ainax AB                                             40,367         1,133,020
#* Bostads AB Drott                                     28,050           504,168
   Carbo AB                                              2,900            71,692
   Castellum AB                                          4,100            96,709
#* Drott Series AB                                     131,600         1,840,563
   Gambro AB Series A                                  451,900         4,076,681
   Gambro AB Series B                                  129,800         1,153,281
   Holmen AB Series A                                    6,300           189,771
   Holmen AB Series B                                  120,100         3,442,765
   NCC AB Series B                                      59,700           504,412
   Nordic Baltic Holdings AB                           372,600         2,524,914
   Skandinaviska Enskilda Banken
     Series A                                          196,000         2,826,139
   Skandinaviska Enskilda Banken
     Series C                                            9,800           137,446
   SSAB Swedish Steel Series A                         121,600         2,034,049
   SSAB Swedish Steel Series B                          37,700           610,193
   Svenska Cellulosa AB Series A                        19,000           735,884
   Svenska Cellulosa AB Series B                       194,900         7,552,395
   Svenska Kullagerfabriken AB
     Series A                                           22,650           819,199
   Svenska Kullagerfabriken AB
     Series B                                           29,700         1,083,585
 # Telia AB                                            255,500         1,080,122
   Trelleborg AB Series B                              103,600         1,877,706
 # Volvo AB Series A                                   212,100         6,614,231
 # Volvo AB Series B                                   413,600        13,520,720
   Whilborg Fastigheter AB Class B                      35,800           466,127
                                                                 ---------------
 TOTAL -- SWEDEN
   (Cost $42,136,221)                                                 54,895,772
                                                                 ---------------
 FINLAND -- (1.5%)
 COMMON STOCKS -- (1.5%)
   Fortum Oyj                                        1,071,385        12,579,654
   Huhtamaki Van Leer Oyj                                2,300            30,179

                                                        SHARES            VALUE+
                                                        ------            ------
 # Kemira Oyj                                          101,377   $     1,280,469
   Kesko Oyj                                           157,000         3,090,975
   Metso Oyj                                           219,166         2,684,084
   M-real Oyj Series B                                 253,400         2,156,183
   Okobank Class A                                      65,000           646,379
   Outokumpu Oyj Series A                              351,300         5,322,314
   Rautaruukki Oyj Series K                             12,900            96,037
   Stora Enso Oyj Series R                             595,800         7,722,494
   Upm-Kymmene Oyj                                      83,100         1,492,540
   Wartsila Corp. Oyj Series B                          39,600           808,722
                                                                 ---------------
 TOTAL -- FINLAND
   (Cost $24,875,652)                                                 37,910,030
                                                                 ---------------

 HONG KONG -- (1.5%)
 COMMON STOCKS -- (1.5%)
   Cheung Kong Holdings, Ltd.                          162,000         1,216,764
   China Overseas Land & Investment,
     Ltd.                                            1,864,000           305,826
   China Travel International Investment,
     Ltd.                                              680,000           119,479
 # Chinese Estates Holdings, Ltd.                       44,000            23,378
   Great Eagle Holdings, Ltd.                           94,000           146,264
 # Hang Lung Development Co., Ltd.                   1,765,000         2,400,392
   Hang Lung Properties, Ltd.                          624,500           812,550
   Henderson Land Development Co.,
     Ltd.                                              123,000           529,967
   Hong Kong and Shanghai Hotels,
     Ltd.                                              225,500           130,054
   Hopewell Holdings, Ltd.                             906,000         1,575,933
   Hutchison Whampoa, Ltd.                             217,000         1,467,269
   Hysan Development Co., Ltd.                       1,434,699         2,309,173
   I-Cable Communications, Ltd.                        325,121           124,918
 # Kerry Properties, Ltd.                            1,610,884         2,606,259
   New Asia Realty & Trust Co., Ltd.                   140,000            52,872
   New World Development Co., Ltd.                   1,269,649           984,974
   Shanghai Industrial Holdings Ltd.                   545,000         1,010,000
 # Shangri-La Asia, Ltd.                             3,149,482         3,093,937
   Shun Tak Holdings, Ltd.                             134,000            54,545
 # Sino Land Co., Ltd.                               6,239,407         3,638,909
   Tsim Sha Tsui Properties, Ltd.                      472,000           575,844
   Wharf Holdings, Ltd.                              3,251,214         9,164,226
   Wheelock and Co., Ltd.                            3,128,000         3,748,765
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $41,233,673)                                                 36,092,298
                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment,
     Ltd. Warrants 05/31/06
     (Cost $0)                                         136,000                 0
                                                                 ---------------
 TOTAL -- HONG KONG
   (Cost $41,233,673)                                                 36,092,298
                                                                 ---------------

 IRELAND -- (1.1%)
 COMMON STOCKS -- (1.1%)
   Allied Irish Banks P.L.C.                           141,102         1,998,999
   Bank of Ireland P.L.C.                               99,637         1,179,578
   CRH P.L.C.                                          279,359         5,933,437
 * Elan Corp. P.L.C.                                   690,634        16,309,681
   Irish Permanent P.L.C.                              186,115   $     2,800,171
                                                                 ---------------
 TOTAL -- IRELAND
   (Cost $12,849,099)                                                 28,221,866
                                                                 ---------------
 BELGIUM -- (1.0%)
 COMMON STOCKS -- (1.0%)
   Ackermans & Van Haaren SA                             4,187            99,981
 # Algemene Mij Voor Nijverheidskredit
     Almanij                                            74,928         4,545,058
 # Banque Nationale de Belgique                          1,049         3,583,170
   Bekaert SA                                            2,787           161,051
   Cofinimmo SA                                          1,108           142,068
#* Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                               88,564         4,140,848
 # Dexia SA                                             87,003         1,456,158
   D'Ieteren SA                                            431            85,797
   Groupe Bruxelles Lambert                             55,500         3,428,987
 * ING Bank Belgium NV                                     128                 4
   Nationale a Portefeuille                              4,029           568,411
   Sofina SA                                            10,500           529,160
 # Suez (ex Suez Lyonnaise des Eaux)                    95,400         1,850,319
 # Tessenderlo Chemie                                   31,155         1,090,587
#* Umicore-Strip VVPR                                    2,009               367
   Union Miniere SA                                     54,327         3,298,083
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $21,735,276)                                                 24,980,049
                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                           1,108                 0
                                                                 ---------------
 TOTAL -- BELGIUM
   (Cost $21,735,276)                                                 24,980,049
                                                                 ---------------

 DENMARK -- (0.9%)
 COMMON STOCKS -- (0.9%)
   Carlsberg A.S. Series B                              32,525         1,591,566
   Codan A.S.                                           28,400         1,190,252
   Danisco A.S.                                         29,530         1,399,523
   Danske Bank A.S.                                    395,753         8,998,165
 * Jyske Bank A.S.                                      22,300         1,175,746
   Nordea AB                                           475,918         3,245,559
   Rockwool, Ltd.                                        6,850           281,287
   Tele Danmark A.S.                                    99,350         3,351,691
                                                                 ---------------
 TOTAL -- DENMARK
   (Cost $14,826,540)                                                 21,233,789
                                                                 ---------------

 SINGAPORE -- (0.7%)
 COMMON STOCKS -- (0.7%)
   DBS Group Holdings, Ltd.                            357,000         2,954,705
   Fraser & Neave, Ltd.                                507,290         4,023,360
   Haw Par Brothers International, Ltd.                  2,698             7,409
   Keppel Corp., Ltd.                                  855,000         3,343,117
 # Neptune Orient Lines, Ltd.                          801,000         1,009,059
   Overseas Chinese Banking Corp.,
     Ltd.                                               94,000           662,427
   Sembcorp Industries, Ltd.                           400,000           338,608
   Singapore Airlines, Ltd.                            617,000         3,810,654
   Singapore Land, Ltd.                                133,000           301,943
   United Overseas Bank, Ltd.                           66,000           503,724

                                                       SHARES             VALUE+
                                                       -------            ------
 # United Overseas Land, Ltd.                          259,000   $       344,575
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $13,210,685)                                                 17,299,581
                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
*  Singapore Dollars
     (Cost $7,704)                                                         7,821
                                                                 ---------------
 TOTAL -- SINGAPORE
   (Cost $13,218,389)                                                 17,307,402
                                                                 ---------------

 NORWAY -- (0.4%)
 COMMON STOCKS -- (0.4%)
*  Aker Kvaerner ASA                                    46,100           736,061
   Den Norske Bank ASA Series A                        606,394         3,847,441
   Norsk Hydro ASA                                      16,700         1,036,330
   Norske Skogindustrier ASA Series A                  163,300         2,722,389
#  Storebrand ASA                                      201,500         1,353,445
*  Yara International ASA                               16,700           123,919
                                                                 ---------------
 TOTAL -- NORWAY
   (Cost $8,187,301)                                                   9,819,585
                                                                 ---------------

 GREECE -- (0.4%)
 COMMON STOCKS -- (0.4%)
*  Agricultural Bank of Greece S.A.                    123,600           860,524
   Alpha Credit Bank                                    35,040           916,728
   Bank of Greece                                        8,520           900,526
   Bank of Piraeus S.A.                                  4,600            53,590
   Commercial Bank of Greece                            44,760         1,185,010
   EFG Eurobank Ergasias S.A.                           60,097         1,337,660
   Hellenic Petroleum S.A.                             159,140         1,216,321
   Hellenic Tellecommunication
     Organization Co. S.A.                             140,460         1,845,612
   Intracom S.A.                                        92,390           464,799
   National Bank of Greece                              15,520           467,402
                                                                 ---------------
 TOTAL -- GREECE
   (Cost $7,870,638)                                                   9,248,172
                                                                 ---------------

 PORTUGAL -- (0.3%)
 COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                        195,400           452,850
   BPI SGPS SA                                         202,800           739,958
   Cimpor Cimentos de Portugal SA                      503,265         2,640,397
   Portucel-Empresa Produtora de
     Pasta de Papel SA                               1,442,478         2,429,895
                                                                 ---------------
 TOTAL -- PORTUGAL
   (Cost $5,351,923)                                                   6,263,100
                                                                 ---------------

 AUSTRIA -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                    6,402           488,199
   OMV AG                                                5,913         1,036,949
   Voestalpine AG                                       62,211         2,775,952
   Wienerberger AG                                      16,123           546,392
                                                                 ---------------
 TOTAL -- AUSTRIA
   (Cost $3,477,881)                                                   4,847,492
                                                                 ---------------

 NEW ZEALAND -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                 99,828   $       421,080
   Carter Holt Harvey, Ltd.                          2,429,700         2,991,974
   Fletcher Building, Ltd.                             171,130           474,829
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $3,707,347)                                                   3,887,883
                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
*  New Zealand Dollar
     (Cost $6,846)                                                         6,639
                                                                 ---------------
 TOTAL -- NEW ZEALAND
   (Cost $3,714,193)                                                   3,894,522
                                                                 ---------------

 MALAYSIA -- (0.0%)
 COMMON STOCKS -- (0.0%)
*  Rekapacific Berhad                                  691,000                 0
                                                                 ---------------

 EMU -- (0.0%)
 INVESTMENT IN CURRENCY -- (0.0%)
*  Euro Currency
     (Cost $881,605)                                                     886,023
                                                                 ---------------

                                                     FACE
                                                    AMOUNT
                                                    ------
                                                    (000)
 TEMPORARY CASH
   INVESTMENTS -- (19.3%)
  Repurchase Agreement, PNC Capital
      Markets, Inc. 0.89%, 06/01/04
     (Collateralized by $31,615,000 FMC
     Discount Notes 1.13%, 08/12/04,
     valued at $31,535,963) to be
     repurchased at $31,071,072
     (Cost $31,068,000)                        $        31,068        31,068,000
  Repurchase Agreement, Deutsche
     Bank Securities 1.00%, 06/01/04
     (Collateralized by $534,822,356 U.S.
     Treasury Obligations rates ranging from
     7.50% to 8.75%, maturities ranging
     from 11/15/16 to 08/15/20, valued at
     $660,863,438) to be repurchased at
     $442,051,058
     (Cost $442,001,947)^                              442,002       442,001,947
                                                                 ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $473,069,947)                                               473,069,947
                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (COST $2,082,684,554)++                                       $ 2,449,898,522
                                                                 ===============

----------
  + See Note B to Financial Statements.
  # Total or Partial Securities on Loan.
  * Non-Income Producing Securities.
  ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $2,082,875,007.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                          THE U.S. LARGE      THE DFA
                                                            CAP VALUE      INTERNATIONAL
                                                              SERIES        VALUE SERIES
                                                          --------------   --------------
ASSETS:
Investments at Value (including $459,183 and $469,174
   of securities on loan, respectively)                   $    3,662,375   $    2,449,899
Cash                                                                   1               15
Receivables:
   Investment Securities Sold                                        605            3,463
   Dividends, Interest, and Tax Reclaims                           5,373            8,315
   Fund Share Sold                                                 3,543              812
   Securities Lending Income                                          20              371
Prepaid Expenses and Other Assets                                     13               13
                                                          --------------   --------------
     Total Assets                                              3,671,930        2,462,888
                                                          --------------   --------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                               474,214          442,002
   Investment Securities Purchased                                21,826            3,476
   Fund Shares Redeemed                                               96              335
   Due to Advisor                                                    257              324
Accrued Expenses and Other Liabilities                               201              219
                                                          --------------   --------------
     Total Liabilities                                           496,594          446,356
                                                          --------------   --------------
NET ASSETS                                                $    3,175,336   $    2,016,532
                                                          ==============   ==============
SHARES OUTSTANDING $.01 PAR VALUE (Unlimited Number of
   Shares Authorized)                                        188,406,260      144,560,171
                                                          ==============   ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE                                                  $        16.85   $        13.95
                                                          ==============   ==============
Investments at Cost                                       $    3,112,874   $    2,082,685
                                                          ==============   ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                   THE U.S. LARGE      THE DFA
                                                                     CAP VALUE      INTERNATIONAL
                                                                       SERIES        VALUE SERIES
                                                                   --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $3,065,
   respectively)                                                   $       23,072   $       27,015
   Interest                                                                   173              115
   Income from Securities Lending                                             174            1,369
                                                                   --------------   --------------
        Total Investment Income                                            23,419           28,499
                                                                   --------------   --------------

EXPENSES
   Investment Advisory Services                                             1,467            1,881
   Accounting & Transfer Agent Fees                                           444              483
   Custodian Fees                                                             139              290
   Legal Fees                                                                  10                6
   Audit Fees                                                                  19                7
   Shareholders' Reports                                                       25               11
   Trustees' Fees and Expenses                                                 15                4
   Other                                                                       33               27
                                                                   --------------   --------------
        Total Expenses                                                      2,152            2,709
                                                                   --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                            21,267           25,790
                                                                   --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                  22,742           50,698
   Net Realized Gain (Loss) on Foreign Currency Transactions                   --                4
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                           206,595          134,458
   Translation of Foreign Currency Denominated Amounts                         --             (180)
                                                                   --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY          229,337          184,980
                                                                   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $      250,604   $      210,770
                                                                   ==============   ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                 THE U.S. LARGE CAP               THE DFA INTERNATIONAL
                                                    VALUE SERIES                      VALUE SERIES
                                           ------------------------------    ------------------------------
                                            SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                               ENDED            ENDED            ENDED            ENDED
                                              MAY 31,         NOV. 30,          MAY 31,         NOV. 30,
                                               2004             2003             2004             2003
                                           -------------    -------------    -------------    -------------
                                            (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)            $      21,267    $      31,384    $      25,790    $      31,730
   Net Realized Gain (Loss) on
     Investment Securities Sold                   22,742          (48,309)          50,698           (3,540)
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                    --               --                4              205
   Change in Unrealized Appreciation
     (Depreciation) of
     Investment Securities and
     Foreign Currency                            206,595          415,785          134,458          379,196
   Translation of Foreign Currency
     Denominated Amounts                              --               --             (180)             114
                                           -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                   250,604          398,860          210,770          407,705
                                           -------------    -------------    -------------    -------------
Distributions From:
   Net Investment Income                         (11,755)         (31,464)          (7,625)         (30,082)
   Net Long-Term Gains                                --               --               --           (1,177)
                                           -------------    -------------    -------------    -------------
     Total Distributions                         (11,755)         (31,464)          (7,625)         (31,259)
                                           -------------    -------------    -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                 437,618          495,839          292,065          542,740
   Shares Issued in Lieu of Cash
     Distributions                                11,311           31,027            7,625           31,258
   Shares Redeemed                               (23,104)        (121,409)         (91,081)        (471,133)
                                           -------------    -------------    -------------    -------------
   Net Increase (Decrease) from
     Capital Share Transactions                  425,825          405,457          208,609          102,865
                                           -------------    -------------    -------------    -------------
     Total Increase (Decrease)                   664,674          772,853          411,754          479,311

NET ASSETS
   Beginning of Period                         2,510,662        1,737,809        1,604,778        1,125,467
                                           -------------    -------------    -------------    -------------
   End of Period                           $   3,175,336    $   2,510,662    $   2,016,532    $   1,604,778
                                           =============    =============    =============    =============
(1)  SHARES ISSUED AND REDEEMED:
     Shares Issued                                26,167           36,572           21,290           53,795
     Shares Issued in Lieu of Cash
        Distributions                                682            2,270              583            2,986
     Shares Redeemed                              (1,402)          (9,461)          (6,742)         (47,941)
                                           -------------    -------------    -------------    -------------
                                                  25,447           29,381           15,131            8,840
                                           =============    =============    =============    =============

               See accompanying Notes to the Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2004             2003            2002            2001            2000            1999
                                      -----------      -----------     -----------     -----------     -----------     -----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
   Period                             $     15.41      $     13.01     $     14.44     $     14.71     $     17.79     $     18.79
                                      -----------      -----------     -----------     -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.12             0.21            0.20            0.25            0.33            0.34
   Net Gains (Losses) on Securities
      (Realized and Unrealized)              1.39             2.41           (1.43)           1.25            0.04            0.46
                                      -----------      -----------     -----------     -----------     -----------     -----------
      Total From Investment
        Operations                           1.51             2.62           (1.23)           1.50            0.37            0.80
                                      -----------      -----------     -----------     -----------     -----------     -----------

LESS DISTRIBUTIONS
   Net Investment Income                    (0.07)           (0.22)          (0.20)          (0.27)          (0.32)          (0.34)
   Net Realized Gains                          --               --              --           (1.50)          (3.13)          (1.46)
                                      -----------      -----------     -----------     -----------     -----------     -----------
      Total Distributions                   (0.07)           (0.22)          (0.20)          (1.77)          (3.45)          (1.80)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period        $     16.85      $     15.41     $     13.01     $     14.44     $     14.71     $     17.79
                                      ===========      ===========     ===========     ===========     ===========     ===========
Total Return                                 9.80%#          20.34%          (8.64)%         10.97%           3.06%           4.64%
Net Assets, End of Period
   (thousands)                        $ 3,175,336      $ 2,510,662     $ 1,737,809     $ 1,637,083     $ 1,735,343     $ 1,788,082
Ratio of Expenses to
   Average Net Assets                        0.15%*           0.15%           0.15%           0.15%           0.16%           0.16%
Ratio of Net Investment Income
   to Average Net Assets                     1.45%*           1.62%           1.49%           1.66%           2.20%           1.80%
Portfolio Turnover Rate                         2%#              7%              9%              6%             26%             43%

----------
*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2004             2003            2002            2001            2000            1999
                                      -----------      -----------     -----------     -----------     -----------     -----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
   Period                             $     12.40      $      9.33     $     10.15     $     12.07     $     13.18     $     11.95
                                      -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.18             0.27            0.24            0.27            0.27            0.28
   Net Gains (Losses) on Securities
      (Realized and Unrealized)              1.43             3.06           (0.78)          (1.49)          (0.31)           1.29
                                      -----------      -----------     -----------     -----------     -----------     -----------
      Total From Investment
        Operations                           1.61             3.33           (0.54)          (1.22)          (0.04)           1.57
                                      -----------      -----------     -----------     -----------     -----------     -----------

LESS DISTRIBUTIONS
   Net Investment Income                    (0.06)           (0.25)          (0.25)          (0.27)          (0.26)          (0.31)
   Net Realized Gains                          --            (0.01)          (0.03)          (0.43)          (0.81)          (0.03)
                                      -----------      -----------     -----------     -----------     -----------     -----------
      Total Distributions                   (0.06)           (0.26)          (0.28)          (0.70)          (1.07)          (0.34)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period        $     13.95      $     12.40     $      9.33     $     10.15     $     12.07     $     13.18
                                      ===========      ===========     ===========     ===========     ===========     ===========
Total Return                                13.00%#          36.24%          (5.53)%        (10.75)%         (0.51)%         13.27%
Net Assets, End of Period
   (thousands)                        $ 2,016,532      $ 1,604,778     $ 1,125,467     $ 1,208,100     $ 1,553,481     $ 1,660,377
Ratio of Expenses to Average
   Net Assets                                0.29%*           0.30%           0.30%           0.29%           0.29%           0.29%
Ratio of Net Investment Income
   to Average Net Assets                     2.74%*           2.61%           2.36%           2.32%           2.13%           2.17%
Portfolio Turnover Rate                         5%#             14%             18%              6%              9%              6%

----------
*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which two (the "Series") are presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Series in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The DFA International Value Series (the "Fund") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE.) For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     4. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     5. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

           The U.S. Large Cap Value Series        $   40,843
           The DFA International Value Series         26,286

E.  PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                         PURCHASES     SALES
                                                        -----------   ----------
The U.S. Large Cap Value Series                         $   467,788   $   54,183
The DFA International Value Series                          315,813       92,912

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

F.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED   GROSS UNREALIZED
                                       APPRECIATION       DEPRECIATION        NET
                                     ----------------   ----------------   ----------
The U.S. Large Cap Value Series        $   697,096        $  (147,595)     $  549,501
The DFA International Value Series         474,540           (107,516)        367,024

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of May 31, 2004, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                   EXPIRES ON NOVEMBER 30
                                     ------------------------------------------------
                                        2009        2010         2011         TOTAL
                                     ---------   ----------   ----------   ----------
The U.S. Large Cap Value Series      $  11,185   $   21,142   $   48,335   $   80,662
The DFA International Value Series          --           --        3,507        3,507

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation/depreciation (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Series had unrealized appreciation/depreciation (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,716,855 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. The Series values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit during the six months ended May 31, 2004.

     The Trust together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit by the Series during the six months ended May 31, 2004.

H.  COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                ACCUMULATED                ACCUMULATED    UNREALIZED     ACCUMULATED
                                                    NET      ACCUMULATED  NET REALIZED   APPRECIATION    NET FOREIGN
                                                 INVESTMENT NET REALIZED    FOREIGN    (DEPRECIATION) OF  EXCHANGE
                                      PAID-IN     INCOME        GAIN        EXCHANGE      INVESTMENT        GAIN      TOTAL NET
                                      CAPITAL     (LOSS)       (LOSS)      GAIN (LOSS)    SECURITIES        (LOSS)     ASSETS
                                   ------------ ----------- ------------  ------------ ----------------- ----------- ------------
The U.S. Large Cap Value Series    $  2,672,681 $  11,217   $    (58,064)           --  $      549,502           --  $  3,175,336
The DFA International Value Series    1,583,131    19,141         47,022  $          4         367,214  $        20     2,016,532

I.  SECURITIES LENDING:

     As of May 31, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Series received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGARdatabase on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.


GLOBAL EQUITY PORTFOLIO
GLOBAL 60/40 PORTFOLIO
GLOBAL 25/75 PORTFOLIO

CLASS R SHARES

INSTITUTIONAL CLASS SHARES


SEMI-ANNUAL REPORT


PERIOD ENDED MAY 31, 2004
(UNAUDITED)

                       DIMENSIONIAL INVESTMENT GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                            --------
DIMENSIONAL INVESTMENT GROUP INC.
      Schedules of Investments                                                     1
           Global Equity Portfolio                                                 1
           Global 60/40 Portfolio                                                  3
           Global 25/75 Portfolio                                                  5
      Statements of Assets and Liabilities                                         7
      Statements of Operations                                                     8
      Statements of Changes in Net Assets                                          9
      Financial Highlights                                                        10
      Notes to Financial Statements                                               12

THE DFA INVESTMENT TRUST COMPANY
      Schedules of Investments                                                    17
           The U.S. Large Company Series                                          17
           The U.S. Large Cap Value Series                                        22
           The U.S. Small Cap Series                                              25
           The DFA International Value Series                                     53
           The Japanese Small Company Series                                      61
           The Pacific Rim Small Company Series                                   72
           The United Kingdom Small Company Series                                82
           The Continental Small Company Series                                   88
           The Emerging Markets Series                                           103
           The Emerging Markets Small Cap Series                                 110
           The DFA Two-Year Global Fixed Income Series                           125
      Statements of Assets and Liabilities                                       127
      Statements of Operations                                                   129
      Statements of Changes in Net Assets                                        133
      Financial Highlights                                                       137
      Notes to Financial Statements                                              143

DFA INVESTMENT DIMENSIONS GROUP INC.
      Schedules of Investments                                                   149
           DFA Real Estate Securities Portfolio                                  149
           Large Cap International Portfolio                                     151
           DFA Five-Year Global Fixed Income Portfolio                           165
      Statements of Assets and Liabilities                                       167
      Statements of Operations                                                   168
      Statements of Changes in Net Assets                                        169
      Financial Highlights                                                       170
      Notes to Financial Statements                                              172

                                                                              PAGE
                                                                            --------
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
      Schedule of Investments                                                    177
      Statement of Assets and Liabilities                                        192
      Statement of Operations                                                    193
      Statement of Changes in Net Assets                                         194
      Financial Highlights                                                       195
      Notes to Financial Statements                                              196

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                      200

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            SCHEDULES OF INVESTMENTS

                             GLOBAL EQUITY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                             VALUE+
                                                                         -------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (24.8%)
      (Cost $21,381,992)                                                 $  21,631,049
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (24.8%)
      (1,284,430 Shares, Cost $21,654,776)                                  21,642,645
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (17.9%)
      (1,071,485 Shares, Cost $15,804,160)                                  15,568,680
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (9.9%)
      (623,137 Shares, Cost $8,621,287)                                      8,692,760
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (2.8%)
      (Cost $2,299,440)                                                      2,419,228
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (1.3%)
      (Cost $1,206,534)                                                      1,122,461
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (1.9%)
      (Cost $1,656,835)                                                      1,721,665
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (4.0%)
      (Cost $3,482,135)                                                      3,454,033
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (2.0%)
      (Cost $1,773,646)                                                      1,729,050
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (1.0%)
      (Cost $902,700)                                                          859,622
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (2.0%)
      (92,062 Shares, Cost $1,742,457)                                       1,749,178
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (5.0%)
      (273,845 Shares, Cost $4,332,850)                                      4,315,797
Investment in Dimensional Emerging Markets Value Fund Inc. (2.0%)
      (81,259 Shares, Cost $1,817,408)                                       1,729,192

                 See accompanying Notes to Financial Statements.

                                                                             FACE
                                                                            AMOUNT
                                                                             (000)           VALUE+
                                                                         -------------   -------------
Temporary Cash Investments (0.60%)
   Repurchase Agreement, PNC Capital Markets Inc. 0.89%, 06/01/04
   (Collateralized by $543,000 FHLB Notes 1.625%, 06/15/05, valued at $543,063) to be repurchased at $537,053
   (Cost $537,000)                                                       $         537   $     537,000
                                                                                         -------------
      Total Investments (100%) (Cost $87,213,220)++                                      $  87,172,360
                                                                                         =============

----------
+See Note B to Financial Statements.

++The cost for federal income tax purposes is $87,309,050.

                 See accompanying Notes to Financial Statements.

                             GLOBAL 60/40 PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                             VALUE+
                                                                         -------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (14.8%)
      (Cost $5,524,948)                                                  $   5,588,564
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (14.8%)
      (331,845 Shares, Cost $5,609,470)                                      5,591,580
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (10.7%)
      (276,865 Shares, Cost $4,089,981)                                      4,022,851
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (5.9%)
      (160,300 Shares, Cost $2,224,448)                                      2,236,187
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (1.7%)
      (Cost $601,744)                                                          625,517
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (0.8%)
      (Cost $311,642)                                                          290,689
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (1.2%)
      (Cost $429,785)                                                          446,574
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (2.4%)
      (Cost $896,497)                                                          891,202
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (1.2%)
      (Cost $461.633)                                                          448,074
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (0.6%)
      (Cost $236,386)                                                          223,936
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company (19.8%)
      (744,851 Shares, Cost $7,500,804)                                      7,448,515
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (1.2%)
      (23,733 Shares, Cost $448,978)                                           450,932
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (3.0%)
      (70,630 Shares, Cost $1,120,236)                                       1,113,127
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc. (19.7%)
      (718,308 Shares, Cost $7,591,171)                                      7,441,669

                 See accompanying Notes to Financial Statements.

                                                                                                  VALUE+
                                                                                               -------------
Investment in Dimensional Emerging Markets Value Fund Inc. (1.2%)
      (21,077 Shares, Cost $475,961)                                                           $     448,513

                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)
                                                                               -------------
Temporary Cash Investments (1.0%)
   Repurchase Agreement, PNC Capital Markets Inc. 0.89%, 06/01/04
   (Collateralized by $475,000 U.S. Treasury Notes 6.00%, 08/15/04, valued at $488,063) to be repurchased at $432,043
   (Cost $432,000)                                                             $         432         432,000
                                                                                               -------------
      Total Investments(100%) (Cost $37,955,684)++                                             $  37,699,930
                                                                                               =============

----------
+See Note B to Financial Statements.

++The cost for federal income tax purposes is $37,956,754

                 See accompanying Notes to Financial Statements.

                             GLOBAL 25/75 PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                             VALUE+
                                                                         -------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (6.1%)
      (Cost $673,627)                                                    $     681,533
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (6.2%)
      (40,642 Shares, Cost $684,397)                                           684,811
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (4.5%)
      (34,396 Shares, Cost $507,562)                                           499,772
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (2.5%)
      (20,166 Shares, Cost $279,632)                                           281,320
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (0.7%)
      (Cost $76,900)                                                            79,105
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (0.3%)
      (Cost $39,149)                                                            36,721
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (0.5%)
      (Cost $53,006)                                                            55,111
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (1.0%)
      (Cost $109,815)                                                          109,911
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (0.5%)
      (Cost $58,102)                                                            56,349
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (0.3%)
      (Cost $29,413)                                                            27,871
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company (37.1%)
      (411,534 Shares, Cost $4,141,175)                                      4,115,338
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (0.5%)
      (3,012 Shares, Cost $56,708)                                              57,231
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (1.2%)
      (8,800 Shares, Cost $139,689)                                            138,686
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc. (37.0%)
      (396,867 Shares, Cost $4,186,270)                                      4,111,545

                 See accompanying Notes to Financial Statements.

                                                                                                  VALUE+
                                                                                               -------------
Investment in Dimensional Emerging Markets Value Fund Inc. (0.5%)
      (2,640 Shares, Cost $59,749)                                                             $      56,177

                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)
                                                                               -------------
Temporary Cash Investments (1.1%)
   Repurchase Agreement, PNC Capital Markets Inc. 0.89%, 06/01/04
   (Collateralized by $195,000 FNMA Discount Notes 1.60%, 09/21/05, valued at $193,781) to be repurchased at $110,011
   (Cost $110,000)                                                             $         110         110,000
                                                                                               -------------
      Total Investments (100%) (Cost $11,204,924)++                                            $  11,101,481
                                                                                               =============

----------
+See Note B to Financial Statements

++The cost for federal income tax purposes is $11,206,365

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                      GLOBAL       GLOBAL       GLOBAL
                                                                                      EQUITY       60/40        25/75
                                                                                     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                                     ----------   ----------   ----------
ASSETS:
Investments at Value                                                                 $   87,172   $   37,700   $   11,101
Receivables:
   Fund Shares Sold                                                                         615          127           22
   From Advisor                                                                               7            5            8
Prepaid Expenses and Other Assets                                                             9            6            3
                                                                                     ----------   ----------   ----------
    Total Assets                                                                         87,803       37,838       11,134
                                                                                     ----------   ----------   ----------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                          528          422          100
   Fund Shares Redeemed                                                                       5           --           --
Accrued Expenses and Other Liabilities                                                       77           28            9
                                                                                     ----------   ----------   ----------
    Total Liabilities                                                                       610          450          109
                                                                                     ----------   ----------   ----------
NET ASSETS                                                                           $   87,193   $   37,388   $   11,025
                                                                                     ==========   ==========   ==========
NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE:
Class I - based on net assets of $73,745, $35,501, and $10,875 and 7,060,732,
   3,495,754 and 1,082,609 shares outstanding, respectively
   (Authorized 100,000,000 shares)                                                   $    10.44   $    10.16   $    10.05
                                                                                     ==========   ==========   ==========
Class R - based on net assets of $13,448, $1,887, and $150 and 1,288,163,
   185,866 and 14,931 shares outstanding, respectively (Authorized 100,000,000
   shares)                                                                           $    10.44   $    10.15   $    10.04
                                                                                     ==========   ==========   ==========
Investments at Cost                                                                  $   87,213   $   37,956   $   11,205
                                                                                     ==========   ==========   ==========

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                FOR THE PERIOD DECEMBER 24, 2003 TO MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                       GLOBAL           GLOBAL           GLOBAL
                                                                       EQUITY           60/40            25/75
                                                                    PORTFOLIO (1)    PORTFOLIO (1)    PORTFOLIO (1)
                                                                    -------------    -------------    -------------
INVESTMENT INCOME
   Income Distributions Received from
    Master Funds                                                    $          26    $          32    $          14
   Dividends (Net of Foreign Taxes Withheld of $11, $3, and
    $0, respectively)                                                         172               42                6
   Interest                                                                     2                1               --
   Income from Securities Lending                                               5                1               --
   Expenses Allocated from Master Funds                                       (11)              (2)              (1)
                                                                    -------------    -------------    -------------
       Total Investment Income                                                194               74               19
                                                                    -------------    -------------    -------------
EXPENSES
   Administrative Services                                                     60               20                5
   Accounting & Transfer Agent Fees                                             8                8                8
   Audit Fees                                                                   1                1                1
   Shareholder Servicing Fees - Class R                                        11                2               --
   Shareholders' Reports                                                        7                2               --
   Directors' Fees and Expenses                                                 1               --               --
   Filing Fees                                                                  3                2                1
                                                                    -------------    -------------    -------------
       Total Expenses                                                          91               35               15
   Fees Waived, Expenses Reimbursed and/or
     Previously Waived Fees Recovered by Advisor (Note C)                      (7)              (5)              (8)
                                                                    -------------    -------------    -------------
   Net Expenses                                                                84               30                7
                                                                    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                               110               44               12
                                                                    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                    (596)            (116)             (12)
   Net Realized Gain (Loss) on Foreign Currency Transactions                   (2)              --               --
   Net Realized Gain (Loss) on Futures                                       (100)             (29)              (5)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                               (41)            (256)            (103)
   Deferred Thailand Capital Gains Tax                                          3                1               --
                                                                    -------------    -------------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES
     AND FOREIGN CURRENCY                                                    (736)            (400)            (120)
                                                                    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        $        (626)   $        (356)   $        (108)
                                                                    =============    =============    =============

----------
(1) The Portfolio commenced operations on December 24, 2003.

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                             GLOBAL              GLOBAL               GLOBAL
                                                                             EQUITY              60/40                25/75
                                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                        -----------------   -----------------   -----------------
                                                                        DEC. 24, 2003 (1)   DEC. 24, 2003 (1)   DEC. 24, 2003 (1)
                                                                                TO                 TO                  TO
                                                                              MAY 31,            MAY 31,             MAY 31,
                                                                               2004               2004                2004
                                                                        -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                         $             110   $              44   $              12
   Net Realized Gain (Loss) on Investment Securities Sold                            (596)               (116)                (12)
   Net Realized Gain (Loss) on Foreign Currency Transactions                           (2)                 --                  --
   Net Realized Gain (Loss) on Futures                                               (100)                (29)                 (5)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                       (41)               (256)               (103)
   Deferred Thailand Capital Gains Tax                                                  3                   1                  --
                                                                        -----------------   -----------------   -----------------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations                                                (626)               (356)               (108)
                                                                        -----------------   -----------------   -----------------

Distributions to Shareholders From:
   Net Investment Income
     Institutional Class                                                              (24)                (27)                (13)
     Retail Class                                                                      (8)                 (4)                 --
                                                                        -----------------   -----------------   -----------------
     Total Distributions from Net Investment Income                                   (32)                (31)                (13)

   Net Realized Gains
     Institutional Class                                                               --                  --                  --
     Retail Class                                                                      --                  --                  --
                                                                        -----------------   -----------------   -----------------
     Total Distributions from Net Realized Gains                                       --                  --                  --
                                                                        -----------------   -----------------   -----------------
          Total Distributions to Shareholders                                         (32)                (31)                (13)
                                                                        -----------------   -----------------   -----------------

Capital Share Transactions (1):
   Shares Issued                                                                   95,686              38,691              11,254
   Shares Issued in Lieu of Cash Distributions                                         32                  31                  13
   Shares Redeemed                                                                 (7,867)               (947)               (121)
                                                                        -----------------   -----------------   -----------------
          Net Increase (Decrease) From Capital Shares Transactions                 87,851              37,775              11,146
                                                                        -----------------   -----------------   -----------------
          Total Increase (Decrease)                                                87,193              37,388              11,025

NET ASSETS
   Beginning of Period                                                                 --                  --                  --
                                                                        -----------------   -----------------   -----------------
   End of Period                                                        $          87,193   $          37,388   $          11,025
                                                                        =================   =================   =================

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                  9,096               3,772               1,109
     Shares Issued in Lieu of Cash Distributions                                        3                   3                   1
     Shares Redeemed                                                                 (750)                (93)                (12)
                                                                        -----------------   -----------------   -----------------
                                                                                    8,349               3,682               1,098
                                                                        =================   =================   =================

----------
(1) Commencement of operations.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 CLASS R SHARES
                                   (UNAUDITED)

                                                                        GLOBAL                GLOBAL                GLOBAL
                                                                        EQUITY                60/40                 25/75
                                                                       PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                   -----------------     -----------------     -----------------
                                                                   DEC. 24, 2003 (1)     DEC. 24, 2003 (1)     DEC. 24, 2003 (1)
                                                                          TO                    TO                    TO
                                                                     MAY 31, 2004          MAY 31, 2004          MAY 31, 2004
                                                                   -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                               $           10.00     $           10.00     $           10.00
                                                                   -----------------     -----------------     -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                        0.01                  0.02                  0.02
   Net Gain (Loss) on Securities (Realized and Unrealized)                      0.44                  0.15                  0.04
                                                                   -----------------     -----------------     -----------------
      Total from Investment Operations                                          0.45                  0.17                  0.06
                                                                   -----------------     -----------------     -----------------
LESS DISTRIBUTIONS
   Net Investment Income                                                       (0.01)                (0.02)                (0.02)
   Net Realized Gains                                                             --                    --                    --
                                                                   -----------------     -----------------     -----------------
      Total Distributions                                                      (0.01)                (0.02)                (0.02)
                                                                   -----------------     -----------------     -----------------
Net Assets, End of Period                                          $           10.44     $           10.15     $           10.04
                                                                   =================     =================     =================
Total Return                                                                    4.46%#                1.68%#                0.62%#

Net Assets, End of Period (thousands)                              $          13,448     $           1,887     $             150
Ratio of Expenses to Average Net Assets**(a)                                    0.62%*                0.59%*                0.52%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of previously
   waived fees)**(a)                                                            0.65%*                0.63%*                0.92%*
Ratio of Net Investment Income to Average Net Assets                            0.37%*                0.48%*               (0.15)%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of
   previously waived fees)                                                      0.34%*                0.44%*               (0.55)%*
Portfolio Turnover Rate                                                          N/A                   N/A                   N/A

----------
*    Annualized
#    Non-annualized
(1)  Commencement of operations.
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                           INSTITUTIONAL CLASS SHARES
                                   (UNAUDITED)

                                                                        GLOBAL                GLOBAL                GLOBAL
                                                                        EQUITY                60/40                 25/75
                                                                       PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                   -----------------     -----------------     -----------------
                                                                   DEC. 24, 2003 (1)     DEC. 24, 2003 (1)     DEC. 24, 2003 (1)
                                                                          TO                    TO                    TO
                                                                     MAY 31, 2004          MAY 31, 2004          MAY 31, 2004
                                                                   -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                               $           10.00     $           10.00     $           10.00
                                                                   -----------------     -----------------     -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                        0.02                  0.02                  0.03
   Net Gain (Loss) on Securities (Realized and Unrealized)                      0.43                  0.16                  0.05
                                                                   -----------------     -----------------     -----------------
      Total from Investment Operations                                          0.45                  0.18                  0.08
                                                                   -----------------     -----------------     -----------------
LESS DISTRIBUTIONS
   Net Investment Income                                                       (0.01)                (0.02)                (0.03)
   Net Realized Gains                                                             --                    --                    --
                                                                   -----------------     -----------------     -----------------
      Total Distributions                                                      (0.01)                (0.02)                (0.03)
                                                                   -----------------     -----------------     -----------------
Net Assets, End of Period                                          $           10.44     $           10.16     $           10.05
                                                                   =================     =================     =================
Total Return                                                                    4.47%#                1.79%#                0.78%#

Net Assets, End of Period (thousands)                              $          73,745     $          35,501     $          10,875
Ratio of Expenses to Average Net Assets**(a)                                    0.39%*                0.36%*                0.28%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of previously
   waived fees)**(a)                                                            0.43%*                0.42%*                0.59%*
Ratio of Net Investment Income to Average Net Assets                            0.57%*                0.51%*                0.45%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of
   previously waived fees)                                                      0.53%*                0.45%*                0.14%*
Portfolio Turnover Rate                                                          N/A                   N/A                   N/A

----------
*    Annualized
#    Non-annualized
(1)  Commencement of operations.
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-five portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this report.

     The Global Funds achieve their investment objectives by investing in other portfolios within The DFA Investment Trust Company ("ITC"), or DFA Investment Dimensions Group Inc. ("IDG") or Dimensional Emerging Markets Value Fund Inc. ("DEM") (collectively, the "Master Funds").

GLOBAL FUND                 MASTER FUNDS (AT MAY 31, 2004)
-----------------------     ----------------------------------------------------
Global Equity Portfolio     The U.S. Large Company Series (ITC)
Global 60/40 Portfolio      The U.S. Large Cap Value Series (ITC)
Global 25/75 Portfolio      The U.S. Small Cap Series (ITC)
                            The DFA International Value Series (ITC)
                            The Japanese Small Company Series (ITC)
                            The Pacific Rim Small Company Series (ITC)
                            The United Kingdom Small Company Series (ITC)
                            The Continental Small Company Series (ITC)
                            The Emerging Markets Series (ITC)
                            The Emerging Markets Small Cap Series (ITC)
                            The DFA Two-Year Global Fixed Income Series (ITC)
                            DFA Real Estate Securities Portfolio (IDG)
                            Large Cap International Portfolio (IDG)
                            DFA Five-Year Global Fixed Income Portfolio (IDG)
                            Dimensional Emerging Markets Value Fund Inc. (DEM)

     The Global Equity Portfolio did not hold any shares of The DFA Two-Year Global Fixed Income Series or the DFA Five-Year Global Fixed Income Portfolio during the period ended May 31, 2004.

     At May 31, 2004 no one Global Fund owned more than 1% of any one Master Fund's total net assets.

     The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

     In the normal course of business, the Global Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Global Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Global Fund and/or its affiliates that have not yet occurred. However, based on experience, the Global Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Global Funds in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged.

     Each class of shares has equal rights to assets and earnings of its Global Fund. Income, gains and losses on investments, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

     The Funds each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds and the Feeder Funds. The Advisor also provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. The Global Funds are not subject to a management fee.

     For the Institutional and Class R shares, the Advisor has agreed to waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Global Funds and management fees paid by the Master Funds to the Advisor to 0.35% for the Global Equity Portfolio, 0.30% for the Global 60/40 Portfolio and to 0.25% for the Global 25/75 Portfolio. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     The Advisor has also agreed to assume the direct operating expenses of the Institutional Class shares of each Global Fund (excluding administration fees paid to the Advisor), up to an amount equal to the total fees paid to the Advisor by the Institutional Class shares (including the pass through of the management fees aid to the Advisor by the Master Funds), as is necessary to limit the total operating expense ratios (including the expenses that the Institutional Class shares of each such Global Fund bears as a shareholder of the Master Fund) of the Institutional Class shares of the Global Equity Portfolio to 0.70%, the Global 60/40 Portfolio to 0.65% and the Global 25/75 Portfolio to 0.60%. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Also, for the Class R shares, the Advisor has agreed to assume the direct operating expenses of the Class R shares of each Global Fund (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees) of the Class R shares of each Global Fund to 0.95%. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Certain officers of the Global Funds are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

                Global Equity Portfolio              $  1,025
                Global 60/40 Portfolio                    451
                Global 25/75 Portfolio                    132

E.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is the intention of each of the Global Funds to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                             GROSS UNREALIZED   GROSS UNREALIZED
                                               APPRECIATION       DEPRECIATION         NET
                                             ----------------   ----------------   -----------
Global Equity Portfolio                      $            416   $           (553)  $      (137)
Global 60/40 Portfolio                                     92               (349)         (257)
Global 25/75 Portfolio                                     13               (118)         (105)

F.  CAPITAL SHARE TRANSACTIONS:

     The capital share transactions by class were as follows (in thousands):

                                                                  DECEMBER 24, 2003
                                                                         TO
                                                                    MAY 31, 2004
                                                                 --------------------
                                                                  AMOUNT      SHARES
                                                                 ---------   --------
GLOBAL EQUITY PORTFOLIO

Institutional Class Shares
  Shares Issued                                                  $  80,379      7,629
  Shares Issued in Lieu of Cash Distributions                           24          2
  Shares Redeemed                                                   (5,991)      (571)
                                                                 ---------   --------
Net Increase (Decrease)--Institutional Shares                    $  74,412      7,060
                                                                 =========   ========

                                                        DECEMBER 24, 2003
                                                                TO
                                                           MAY 31, 2004
                                                     ------------------------
                                                       AMOUNT        SHARES
                                                     ----------    ----------
Class R Shares
  Shares Issued                                      $   15,307         1,466
  Shares Issued in Lieu of Cash Distributions                 8             1
  Shares Redeemed                                        (1,876)         (179)
                                                     ----------    ----------
Net Increase (Decrease)--Class R Shares              $   13,439         1,288
                                                     ==========    ==========
GLOBAL 60/40 PORTFOLIO

Insitutional Class Shares
  Shares Issued                                          36,294         3,537
  Shares Issued in Lieu of Cash Distributions                27             3
  Shares Redeemed                                          (442)          (44)
                                                     ----------    ----------
Net Increase (Decrease)--Institutional Shares        $   35,879         3,496
                                                     ==========    ==========
Class R Shares
  Shares Issued                                           2,397           235
  Shares Issued in Lieu of Cash Distributions                 4            --
  Shares Redeemed                                          (505)          (49)
                                                     ----------    ----------
Net Increase (Decrease)--Class R Shares              $    1,896           186
                                                     ==========    ==========
GLOBAL 25/75 PORTFOLIO

Institutional Class Shares
  Shares Issued                                          11,102         1,094
  Shares Issued in Lieu of Cash Distributions                13             1
  Shares Redeemed                                          (121)          (12)
                                                     ----------    ----------
Net Increase (Decrease)--Institutional Shares        $   10,994         1,083
                                                     ==========    ==========
Class R Shares
  Shares Issued                                             152            15
  Shares Issued in Lieu of Cash Distributions                --            --
  Shares Redeemed                                            --            --
                                                     ----------    ----------
Net Increase (Decrease)--Class R Shares              $      152            15
                                                     ==========    ==========

G.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Global Funds during the period from December 24, 2003 to May 31, 2004.

     The Global Funds, together with other Dimensional-advised portfolios, have also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the period from December 24, 2003 to May 31, 2004.

H. COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                      GLOBAL        GLOBAL        GLOBAL
                                                                      EQUITY        60/40         25/75
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                    ----------    ----------    ----------
Paid-in Capital                                                     $   87,851    $   37,775    $   11,146
Accumulated Net Investment Income (Loss)                                    78            13            (1)
Accumulated Net Realized Gain (Loss)                                      (696)         (145)          (17)
Undistributed Realized Foreign Exchange Gain (Loss)                         (2)           --            --
Unrealized Appreciation (Depreciation) of Investment Securities            (41)         (256)         (103)
Deferred Thailand Capital Gains Tax                                          3             1            --
                                                                    ----------    ----------    ----------
Total Net Assets                                                    $   87,193    $   37,388    $   11,025
                                                                    ==========    ==========    ==========

I.  SHAREHOLDER SERVICING FEES:

     The Class R shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Global Fund's Class R shares.

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
COMMON STOCKS -- (87.5%)
   3M Co.                                                              244,400     $    20,666,464
   Abbott Laboratories                                                 487,700          20,098,117
   Ace, Ltd.                                                            87,100           3,586,778
 * ADC Telecommunications, Inc.                                        251,500             638,810
 # Adobe Systems, Inc.                                                  74,400           3,320,472
*# Advanced Micro Devices, Inc.                                        108,700           1,690,285
 * AES Corp.                                                           194,200           1,813,828
   Aetna, Inc.                                                          47,800           3,881,360
 * Affiliated Computer Services, Inc. Class A                           42,700           2,127,314
   AFLAC, Inc.                                                         159,900           6,491,940
 * Agilent Technologies, Inc.                                          148,300           3,811,310
   Air Products & Chemicals, Inc.                                       70,900           3,542,873
   Alberto-Culver Co. Class B                                           28,300           1,330,666
 # Albertson's, Inc.                                                   114,400           2,680,392
   Alcoa, Inc.                                                         271,400           8,494,820
*# Allegheny Energy, Inc.                                               39,600             564,300
   Allegheny Technologies, Inc.                                         25,200             302,652
   Allergan, Inc.                                                       40,900           3,636,010
 * Allied Waste Industries, Inc.                                        99,900           1,324,674
 # Allstate Corp.                                                      219,400           9,649,212
   Alltel Corp.                                                         97,400           4,931,362
*# Altera Corp.                                                        118,100           2,703,309
   Altria Group, Inc.                                                  638,400          30,624,048
   Ambac Financial Group, Inc.                                          33,300           2,302,695
   Amerada Hess Corp.                                                   28,000           1,976,520
   Ameren Corp.                                                         56,700           2,506,140
 # American Electric Power Co., Inc.                                   123,200           3,914,064
   American Express Co.                                                401,200          20,340,840
   American International Group, Inc.                                  813,800          59,651,540
   American Power Conversion Corp.                                      61,900           1,120,390
 * American Standard Companies, Inc.                                    67,500           2,532,600
   AmerisourceBergen Corp.                                              35,000           2,099,300
*# Amgen, Inc.                                                         402,400          22,011,280
   AmSouth Bancorporation                                              109,500           2,790,060
   Anadarko Petroleum Corp.                                             78,500           4,279,820
 # Analog Devices, Inc.                                                116,600           5,730,890
*# Andrew Corp.                                                         49,600             974,640
   Anheuser-Busch Companies, Inc.                                      254,100          13,535,907
*# Anthem, Inc.                                                         43,100           3,815,643
   AON Corp.                                                            97,900           2,704,977
   Apache Corp.                                                        101,100           4,080,396
   Apartment Investment & Management Co. Class A                        29,200             843,296
 * Apollo Group, Inc. (Class A)                                         54,900           5,149,620
*# Apple Computer, Inc.                                                115,300           3,235,318
 # Applera Corporation - Applied Biosystems Group                       64,300           1,246,134
 * Applied Materials, Inc.                                             524,500          10,469,020
 * Applied Micro Circuits Corp.                                         96,900             522,291
   Archer-Daniels Midland Co.                                          202,100           3,360,923
   Ashland, Inc.                                                        21,700           1,023,155
 # AT&T Corp.                                                          247,500           4,103,550
 * AT&T Wireless Services, Inc.                                        849,800          12,033,168
 # Autodesk, Inc.                                                       35,200           1,262,272
   Automatic Data Processing, Inc.                                     183,900     $     8,170,677
*# AutoNation, Inc.                                                     85,800           1,430,286
 * Autozone, Inc.                                                       27,200           2,359,600
*# Avaya, Inc.                                                         132,500           2,097,475
   Avery Dennison Corp.                                                 34,500           2,036,880
   Avon Products, Inc.                                                  73,500           6,516,510
   B B & T Corp.                                                       170,500           6,424,440
   Baker Hughes, Inc.                                                  104,400           3,552,732
   Ball Corp.                                                           17,500           1,195,425
 # Bank of America Corp.                                               640,659          53,257,983
   Bank of New York Co., Inc.                                          241,300           7,255,891
   Bank One Corp.                                                      349,200          16,918,740
   Bard (C.R.), Inc.                                                    16,200           1,817,154
   Bausch & Lomb, Inc.                                                  16,400           1,000,728
 # Baxter International, Inc.                                          190,300           5,983,032
   Bear Stearns Companies, Inc.                                         32,400           2,626,344
   Becton Dickinson & Co.                                               78,800           3,965,216
 * Bed, Bath and Beyond, Inc.                                           93,100           3,467,975
   Bellsouth Corp.                                                     571,100          14,254,656
   Bemis Co., Inc.                                                      33,500             922,925
 # Best Buy Co., Inc.                                                  101,300           5,344,588
 * Big Lots, Inc.                                                       36,400             532,168
*# Biogen Idec, Inc.                                                   102,200           6,351,730
 # Biomet, Inc.                                                         79,800           3,201,576
 * BJ Services, Co.                                                     49,700           2,081,933
   Black & Decker Corp.                                                 24,500           1,468,285
 # Block (H.&R.), Inc.                                                  55,600           2,716,060
*# BMC Software, Inc.                                                   70,200           1,238,328
 # Boeing Co.                                                          262,800          12,036,240
   Boise Cascade Corp.                                                  27,200             956,080
 * Boston Scientific Corp.                                             255,400          11,314,220
   Bristol Myers Squibb Co.                                            605,400          15,298,458
*# Broadcom Corp.                                                       94,400           3,984,624
   Brown-Forman Corp. Class B                                           37,800           1,816,290
   Brunswick Corp.                                                      29,200           1,182,600
   Burlington Northern Santa Fe Corp.                                  116,100           3,824,334
   Burlington Resources, Inc.                                           61,700           4,130,198
*# Calpine Corp.                                                       128,900             488,531
 # Campbell Soup Co.                                                   128,200           3,270,382
 # Capital One Financial Corp.                                          72,000           5,044,320
   Cardinal Health, Inc.                                               135,700           9,188,247
 * Caremark Rx, Inc.                                                   142,200           4,436,640
 # Carnival Corp.                                                      196,500           8,372,865
 # Caterpillar, Inc.                                                   108,300           8,160,405
 # Cendant Corp.                                                       314,300           7,210,042
   CenterPoint Energy, Inc.                                             95,500           1,035,220
   Centex Corp.                                                         39,000           1,891,110
   CenturyTel, Inc.                                                     45,000           1,345,050
   Charter One Financial, Inc.                                          69,400           3,050,824
 # ChevronTexaco Corp.                                                 333,600          30,157,440
*# Chiron Corp.                                                         58,500           2,617,875
   Chubb Corp.                                                          58,600           3,947,882
*# CIENA Corp.                                                         179,900             647,640
 # CIGNA Corp.                                                          44,000           2,983,200
   Cincinnati Financial Corp.                                           52,605           2,248,864
   Cinergy Corp.                                                        55,500           2,081,805

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Cintas Corp.                                                         53,400     $     2,423,292
   Circuit City Stores, Inc.                                            65,600             785,232
 * Cisco Sytems, Inc.                                                2,143,400          47,476,310
 # Citigroup, Inc.                                                   1,606,500          74,589,795
 * Citizens Communications Co.                                          88,700           1,126,490
 * Citrix Systems, Inc.                                                 51,200           1,077,760
 # Clear Channel Communications, Inc.                                  192,000           7,622,400
   Clorox Co.                                                           65,500           3,429,580
*# CMS Energy Corp.                                                     50,200             432,724
   Coca-Cola Co.                                                       762,600          39,159,510
   Coca-Cola Enterprises, Inc.                                         143,100           3,942,405
   Colgate-Palmolive Co.                                               166,100           9,500,920
 * Comcast Corp. Class A                                               702,100          20,325,795
   Comerica, Inc.                                                       54,700           3,096,567
   Computer Associates International, Inc.                             181,500           4,911,390
 * Computer Sciences Corp.                                              58,500           2,550,015
 * Compuware Corp.                                                     119,900             953,205
 * Comverse Technology, Inc.                                            60,100           1,061,967
   Conagra, Inc.                                                       167,500           4,710,100
   ConocoPhilips                                                       213,500          15,655,955
   Consolidated Edison, Inc.                                            75,000           2,944,500
   Constellation Energy Group                                           52,200           1,996,128
 * Convergys Corp.                                                      44,700             656,196
   Cooper Industries, Ltd.                                              28,700           1,633,030
   Cooper Tire & Rubber Co.                                             23,000             485,070
 # Coors (Adolph) Co. Class B                                           11,400             734,730
*# Corning, Inc.                                                       420,500           5,209,995
 # Costco Wholesale Corp.                                              142,900           5,398,762
   Countrywide Financial Corp.                                          86,100           5,553,450
 # Crane Co.                                                            18,500             558,515
 # CSX Corp.                                                            66,700           2,107,720
 # Cummins, Inc.                                                        13,300             774,592
   CVS Corp.                                                           123,600           5,151,648
 # Dana Corp.                                                           46,400             865,360
 # Danaher Corp.                                                        96,000           4,514,880
   Darden Restaurants, Inc.                                             51,400           1,156,500
   Deere & Co.                                                          75,900           4,986,630
 * Dell, Inc.                                                          798,600          28,094,748
   Delphi Automotive Systems Corp.                                     174,700           1,780,193
*# Delta Air Lines, Inc.                                                38,500             234,850
   Deluxe Corp.                                                         15,800             676,556
   Devon Energy Corp.                                                   72,600           4,309,536
   Dillards, Inc. Class A                                               26,000             520,260
   Disney (Walt) Co.                                                   638,600          14,987,942
 # Dollar General Corp.                                                105,100           2,038,940
   Dominion Resources, Inc.                                            101,200           6,372,564
   Donnelley (R.R.) & Sons Co.                                          68,200           2,063,732
   Dover Corp.                                                          63,400           2,470,064
   Dow Chemical Co.                                                    290,700          11,598,930
 # Dow Jones & Co., Inc.                                                25,500           1,222,215
   DTE Energy Co.                                                       52,700           2,119,067
   Duke Energy Corp.                                                   283,100           5,645,014
   DuPont (E.I.) de Nemours & Co., Inc.                                311,200          13,443,840
*# Dynegy, Inc.                                                        117,500             515,825
 * E Trade Group, Inc.                                                 116,600           1,330,406
 # Eastman Chemical Co.                                                 24,100           1,116,794
   Eastman Kodak Co.                                                    89,400           2,340,492
   Eaton Corp.                                                          47,900           2,794,965
 * eBay, Inc.                                                          201,500          17,893,200
   Ecolab, Inc.                                                         80,200           2,446,902
   Edison International                                                101,600     $     2,452,624
   El Paso Corp.                                                       200,100           1,442,721
*# Electronic Arts, Inc.                                                93,300           4,742,439
 # Electronic Data Systems Corp.                                       149,900           2,450,865
 * EMC Corp.                                                           754,400           8,479,456
 # Emerson Electric Co.                                                131,500           7,850,550
   Engelhard Corp.                                                      39,100           1,183,557
   Entergy Corp.                                                        71,400           3,899,154
 # EOG Resources, Inc.                                                  35,800           1,912,794
 # Equifax, Inc.                                                        43,400           1,063,734
   Equity Office Properties Trust                                      124,700           3,360,665
   Equity Residential Corp.                                             86,900           2,558,336
   Exelon Corp.                                                        205,400           6,839,820
 * Express Scripts, Inc. Class A                                        24,200           1,893,892
 # Exxon Mobil Corp.                                                 2,044,900          88,441,925
 # Family Dollar Stores, Inc.                                           53,700           1,684,032
   Federal Home Loan Mortgage Corporation                              214,700          12,536,333
   Federal National Mortgage Association                               303,000          20,513,100
   Federated Department Stores, Inc.                                    56,400           2,690,844
   Federated Investors, Inc.                                            33,900           1,009,542
   FedEx Corp.                                                          93,100           6,850,298
   Fifth Third Bancorp                                                 176,200           9,565,898
 # First Data Corp.                                                    277,800          12,025,962
 # First Horizon National Corp.                                         39,200           1,825,544
 # FirstEnergy Corp.                                                   102,800           4,009,200
 * Fiserv, Inc.                                                         60,700           2,295,674
 # Fluor Corp.                                                          25,600           1,034,752
 # Ford Motor Co.                                                      571,200           8,482,320
 * Forest Laboratories, Inc.                                           114,700           7,270,833
   Fortune Brands, Inc.                                                 45,400           3,418,620
   FPL Group, Inc.                                                      57,500           3,665,625
   Franklin Resources, Inc.                                             77,800           3,911,784
 # Freeport McMoran Copper & Gold, Inc. Class B                         61,100           2,054,793
   Gannett Co., Inc.                                                    84,500           7,419,100
   Gap, Inc.                                                           279,400           6,747,510
 * Gateway, Inc.                                                       117,100             474,255
 # General Dynamics Corp.                                               61,800           5,909,934
   General Electric Co.                                              3,181,800          99,017,616
 # General Mills, Inc.                                                 117,000           5,387,850
 # General Motors Corp.                                                175,300           7,956,867
 # Genuine Parts Co.                                                    54,300           2,043,852
 * Genzyme Corp.                                                        69,900           3,046,242
   Georgia-Pacific Corp.                                                79,100           2,833,362
   Gillette Co.                                                        314,100          13,534,569
   Golden West Financial Corp.                                          47,400           5,155,698
   Goodrich (B.F.) Co.                                                  36,600           1,025,898
*# Goodyear Tire & Rubber Co.                                           54,700             475,890
   Grainger (W.W.), Inc.                                                28,500           1,551,825
   Great Lakes Chemical Corp.                                           15,800             391,524
   Guidant Corp.                                                        97,200           5,281,848
   Halliburton Co.                                                     136,600           3,966,864
   Harley-Davidson, Inc.                                                94,500           5,432,805
   Harrahs Entertainment, Inc.                                          34,700           1,783,580
   Hartford Financial Services Group, Inc.                              91,000           6,016,920
   Hasbro, Inc.                                                         54,500           1,071,470
 # HCA, Inc.                                                           154,600           6,003,118
   Health Management Associates, Inc.                                   75,800           1,666,842

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Heinz (H.J.) Co.                                                    109,800     $     4,099,932
 * Hercules, Inc.                                                       34,600             366,068
   Hershey Foods Corp.                                                  40,500           3,593,565
 # Hewlett-Packard Co.                                                 951,500          20,209,860
   Hilton Hotels Corp.                                                 118,300           2,052,505
 # Home Depot, Inc.                                                    709,600          25,488,832
   Honeywell International, Inc.                                       267,900           9,028,230
 * Hospira, Inc.                                                        48,770           1,250,463
 * Humana, Inc.                                                         50,500             862,035
 # Huntington Bancshares, Inc.                                          71,500           1,620,905
 # Illinois Tool Works, Inc.                                            96,100           8,637,468
   IMS Health, Inc.                                                     74,700           1,858,536
   Ingersoll-Rand Co., Ltd. Class A                                     54,700           3,571,910
   Intel Corp.                                                       2,022,000          57,728,100
   International Business Machines Corp.                               529,900          46,943,841
   International Flavors & Fragrances, Inc.                             29,200           1,050,616
   International Game Technology                                       108,100           4,248,330
   International Paper Co.                                             149,900           6,285,307
*# Interpublic Group of Companies, Inc.                                129,400           1,860,772
 * Intuit, Inc.                                                         61,900           2,425,242
   ITT Industries, Inc.                                                 28,800           2,319,840
 * Jabil Circuit, Inc.                                                  62,400           1,766,544
   Janus Capital Group, Inc.                                            75,000           1,227,750
 * JDS Uniphase Corp.                                                  447,900           1,545,255
   Jefferson-Pilot Corp.                                                44,000           2,258,520
 # Johnson & Johnson                                                   925,600          51,565,176
   Johnson Controls, Inc.                                               58,800           3,170,496
   Jones Apparel Group, Inc.                                            39,400           1,515,718
   JP Morgan Chase & Co.                                               642,100          23,654,964
   KB Home Corp.                                                        14,600             961,848
 # Kellogg Co.                                                         128,600           5,452,640
 # Kerr-McGee Corp.                                                     31,400           1,546,450
   KeyCorp                                                             130,800           4,108,428
 # KeySpan Corp.                                                        49,600           1,755,840
   Kimberly Clark Corp.                                                156,400          10,306,760
   Kinder Morgan, Inc.                                                  38,400           2,304,000
 * King Pharmaceuticals, Inc.                                           75,200           1,004,672
 * KLA-Tencor Corp.                                                     61,200           2,948,616
   Knight Ridder, Inc.                                                  24,900           1,891,902
 * Kohls Corp.                                                         106,100           5,046,116
*# Kroger Co.                                                          232,300           3,877,087
 # Leggett and Platt, Inc.                                              59,800           1,511,744
 # Lehman Brothers Holdings, Inc.                                       86,500           6,543,725
 * Lexmark International Group, Inc.                                    40,100           3,782,232
   Lilly (Eli) & Co.                                                   350,500          25,821,335
 # Limited Brands, Inc.                                                145,200           2,802,360
   Lincoln National Corp.                                               55,500           2,635,695
   Linear Technology Corp.                                              97,400           3,862,884
   Liz Claiborne, Inc.                                                  34,000           1,166,200
   Lockheed Martin Corp.                                               140,700           6,970,278
   Loews Corp.                                                          57,900           3,336,777
 # Louisiana-Pacific Corp.                                              33,000             762,300
 # Lowe's Companies, Inc.                                              245,300          13,140,721
 * LSI Logic Corp.                                                     118,200             969,240
*# Lucent Technologies, Inc.                                         1,329,100           4,744,887
   M & T Bank Corp.                                                     38,000           3,441,660
   Manor Care, Inc.                                                     27,900             874,107
   Marathon Oil Corp.                                                  106,200           3,540,708
 # Marriott International, Inc. Class A                                 71,800           3,541,894
   Marsh & McLennan Co., Inc.                                          165,300     $     7,293,036
   Marshall & Isley Corp.                                               70,600           2,905,190
   Masco Corp.                                                         141,100           4,084,845
 # Mattel, Inc.                                                        134,100           2,344,068
 # Maxim Integrated Products, Inc.                                     102,300           5,199,909
 # May Department Stores Co.                                            90,000           2,579,400
   Maytag Corp.                                                         24,500             638,960
   MBIA, Inc.                                                           45,000           2,492,550
   MBNA Corp.                                                          398,500          10,121,900
 # McCormick & Co., Inc.                                                42,800           1,517,260
   McDonalds Corp.                                                     393,500          10,388,400
 # McGraw-Hill Companies, Inc.                                          59,600           4,644,032
   McKesson Corp.                                                       90,800           3,123,520
 # MeadWestavco Corp.                                                   62,700           1,731,774
 * Medco Health Solutions, Inc.                                         84,300           2,953,029
 * Medimmune, Inc.                                                      77,200           1,858,204
 # Medtronic, Inc.                                                     378,100          18,110,990
   Mellon Financial Corp.                                              134,200           3,950,848
   Merck & Co., Inc.                                                   693,800          32,816,740
 * Mercury Interactive Corp.                                            28,100           1,347,114
   Meredith Corp.                                                       15,700             823,622
   Merrill Lynch & Co., Inc.                                           302,800          17,199,040
   MetLife, Inc.                                                       237,100           8,428,905
   MGIC Investment Corp.                                                30,700           2,241,100
 * Micron Technology, Inc.                                             190,000           2,855,700
 # Microsoft Corp.                                                   3,366,600          88,709,910
 * Millipore Corp.                                                      15,200             835,848
   Molex, Inc.                                                          59,400           1,743,984
   Monsanto Co.                                                         82,900           2,860,050
 * Monster Worldwide, Inc.                                              35,300             893,443
 # Moody's Corp.                                                        46,400           3,034,096
   Morgan Stanley Dean Witter & Co.                                    342,200          18,311,122
 # Motorola, Inc.                                                      730,100          14,434,077
   Mylan Laboratories, Inc.                                             85,400           1,905,274
 * Nabors Industries, Ltd.                                              45,700           1,891,980
   National City Corp.                                                 189,000           6,707,610
 * National Semiconductor Corp.                                        111,000           2,405,370
*# Navistar International Corp.                                         21,500             815,925
 * NCR Corp.                                                            29,500           1,423,080
*# Network Appliance Corp.                                             107,600           2,130,480
   New York Times Class A                                               46,700           2,177,621
 # Newell Rubbermaid, Inc.                                              85,600           2,017,592
   Newmont Mining Corp.                                                134,800           5,352,908
 * Nextel Communications Corp. Class A                                 342,900           7,931,277
 # Nicor, Inc.                                                          13,700             455,936
   Nike, Inc. Class B                                                   82,100           5,841,415
 # NiSource, Inc.                                                       81,900           1,659,294
 * Noble Corp.                                                          41,900           1,443,874
 # Nordstrom, Inc.                                                      42,900           1,739,595
   Norfolk Southern Corp.                                              121,900           2,953,637
 # North Fork Bancorporation, Inc.                                      53,200           2,048,200
   Northern Trust Corp.                                                 68,800           2,954,960
   Northrop Grumman Corp.                                               58,200           6,002,166
 * Novell, Inc.                                                        117,500           1,070,425
 * Novellus Systems, Inc.                                               47,800           1,591,262
   Nucor Corp.                                                          24,400           1,606,740
*# Nvidia Corp.                                                         50,500           1,190,790
   Occidental Petroleum Corp.                                          121,100           5,352,620
 * Office Depot, Inc.                                                   96,900           1,583,346
   Omnicom Group, Inc.                                                  59,300           4,736,291

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Oracle Systems Corp.                                              1,630,400     $    18,456,128
   Paccar, Inc.                                                         54,600           3,046,680
 * Pactiv Corp.                                                         49,100           1,157,778
   Pall Corp.                                                           39,200             947,856
 * Parametric Technology Corp.                                          83,200             403,520
   Parker-Hannifin Corp.                                                37,000           2,055,720
   Paychex, Inc.                                                       117,700           4,414,927
 # Penney (J.C.) Co., Inc.                                              85,100           3,044,878
 # Peoples Energy Corp.                                                 11,700             484,614
 * Peoplesoft, Inc.                                                    113,400           2,027,592
 # Pepsi Bottling Group, Inc.                                           81,000           2,349,000
   Pepsico, Inc.                                                       533,400          28,467,558
   PerkinElmer, Inc.                                                    39,600             772,596
   Pfizer, Inc.                                                      2,378,100          84,042,054
*# PG&E Corp. (Holding Co.)                                            130,700           3,724,950
 * Phelps Dodge Corp.                                                   28,900           1,962,310
   Pinnacle West Capital Corp.                                          28,500           1,148,265
 # Pitney Bowes, Inc.                                                   72,900           3,231,657
 # Plum Creek Timber Co., Inc.                                          57,100           1,788,372
 * PMC Sierra, Inc.                                                     53,900             759,990
   PNC Financial Services Group                                         86,500           4,775,665
 * Power-One, Inc.                                                      26,000             262,080
   PPG Industries, Inc.                                                 53,400           3,193,320
   PPL Corp.                                                            55,300           2,386,195
   Praxair, Inc.                                                       101,400           3,750,786
   Principal Financial Group, Inc.                                     100,000           3,495,000
   Procter & Gamble Co.                                                403,000          43,451,460
 # Progress Energy, Inc.                                                76,400           3,255,404
   Progressive Corp.                                                    67,700           5,806,629
   ProLogis                                                             56,500           1,811,390
 * Providian Financial Corp.                                            90,500           1,230,800
 # Prudential Financial, Inc.                                          168,600           7,468,980
   Public Service Enterprise Group, Inc.                                73,700           3,107,192
   Pulte Homes Inc.                                                     39,100           2,062,525
*# Q Logic Corp.                                                        29,600             908,720
   Qualcomm, Inc.                                                      251,200          16,847,984
   Quest Diagnostics, Inc.                                              32,300           2,782,645
*# Qwest Communications International, Inc.                            550,800           2,065,500
   Radioshack Corp.                                                     51,200           1,555,968
   Raytheon Co.                                                        138,400           4,601,800
   Reebok International, Ltd.                                           18,400             667,000
   Regions Financial Corp.                                              69,200           2,630,984
 # RJ Reynolds Tobacco Holdings, Inc.                                   26,300           1,478,060
   Robert Half International, Inc.                                      53,400           1,494,132
   Rockwell Collins, Inc.                                               55,600           1,670,224
   Rockwell International Corp.                                         58,400           1,977,424
   Rohm & Haas Co.                                                      69,400           2,674,676
*# Rowan Companies, Inc.                                                32,500             714,350
   Ryder System, Inc.                                                   20,300             754,145
   Sabre Holdings Corp.                                                 43,700           1,114,350
 # Safeco Corp.                                                         43,200           1,812,240
*# Safeway, Inc.                                                       137,900           3,111,024
 * Saint Jude Medical, Inc.                                             53,800           4,102,788
   Saint Paul Companies, Inc.                                          211,227           8,381,487
 * Sanmina Corp.                                                       161,800           1,711,844
 # Sara Lee Corp.                                                      246,700           5,649,430
   SBC Communications, Inc.                                          1,031,700          24,451,290
   Schering-Plough Corp.                                               458,900           7,755,410
   Schlumberger, Ltd.                                                  183,600          10,496,412
 # Schwab (Charles) Corp.                                              423,100           4,146,380
 # Scientific-Atlanta, Inc.                                             47,600     $     1,638,392
 * Sealed Air Corp.                                                     26,500           1,332,155
 # Sears, Roebuck & Co.                                                 69,300           2,633,400
   Sempra Energy                                                        70,900           2,365,933
 # Sherwin-Williams Co.                                                 45,400           1,784,220
 * Siebel Systems, Inc.                                                154,700           1,670,760
   Sigma-Aldrich Corp.                                                  21,600           1,233,576
   Simon Property Group, Inc.                                           63,600           3,279,852
   SLM Corp.                                                           140,700           5,393,031
   Snap-On, Inc.                                                        18,200             612,066
 * Solectron Corp.                                                     299,900           1,649,450
 # Southern Co.                                                        228,400           6,605,328
   SouthTrust Corp.                                                    103,000           3,488,610
   Southwest Airlines Co.                                              246,300           3,820,113
 # Sprint Corp.                                                        443,300           7,873,008
 # Stanley Works                                                        25,300           1,101,815
   Staples, Inc.                                                       155,800           4,296,964
 * Starbucks Corp.                                                     123,500           5,019,040
   Starwood Hotels and Resorts Worldwide, Inc.                          63,700           2,686,866
   State Street Corp.                                                  104,600           5,064,732
   Stryker Corp.                                                       124,400           6,325,740
 * Sun Microsystems, Inc.                                            1,025,300           4,337,019
 * Sungard Data Systems, Inc.                                           89,600           2,482,816
   Sunoco, Inc.                                                         24,100           1,482,873
 # Suntrust Banks, Inc.                                                 88,100           5,733,548
   Supervalu, Inc.                                                      41,900           1,299,738
 * Symantec Corp.                                                       97,100           4,447,180
   Symbol Technologies, Inc.                                            72,100           1,062,033
   Synovus Financial Corp.                                              94,100           2,423,075
   Sysco Corp.                                                         201,100           7,541,250
   T. Rowe Price Group, Inc.                                            39,300           1,892,688
   Target Corp.                                                        284,200          12,703,740
 # Teco Energy, Inc.                                                    58,600             712,576
   Tektronix, Inc.                                                      26,400             833,184
 * Tellabs, Inc.                                                       129,600           1,029,024
   Temple-Inland, Inc.                                                  17,000           1,110,440
 * Tenet Healthcare Corp.                                              145,000           1,728,400
 * Teradyne, Inc.                                                       59,600           1,328,484
   Texas Instruments, Inc.                                             540,300          14,107,233
 # Textron, Inc.                                                        43,000           2,349,950
   The Goldman Sachs Group, Inc.                                       150,800          14,161,628
 * Thermo-Electron Corp.                                                51,600           1,588,248
 # Thomas & Betts Corp.                                                 18,200             445,172
   Tiffany & Co.                                                        45,700           1,616,409
 * Time Warner, Inc.                                                 1,420,300          24,201,912
   TJX Companies, Inc.                                                 157,000           3,910,870
   Torchmark Corp.                                                      35,300           1,912,907
 * Toys R Us, Inc.                                                      66,600           1,046,952
 * Transocean, Inc.                                                     99,800           2,667,654
   Tribune Co.                                                         103,100           4,978,699
   TXU Corp.                                                           101,000           3,774,370
 # Tyco International, Ltd.                                            623,700          19,203,723
   U.S. Bancorp                                                        598,800          16,826,280
   Union Pacific Corp.                                                  80,700           4,706,424
   Union Planters Corp.                                                 58,800           1,770,468
 * Unisys Corp.                                                        103,400           1,402,104
   United Parcel Service, Inc.                                         352,200          25,259,784
 # United States Steel Corp.                                            35,300           1,071,708
   United Technologies Corp.                                           161,100          13,630,671
 # Unitedhealth Group, Inc.                                            195,200          12,736,800

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Univision Communications, Inc. Class A                              100,600     $     3,274,530
   Unocal Corp.                                                         80,800           2,878,904
 # UnumProvident Corp.                                                  92,400           1,345,344
 # UST, Inc.                                                            51,700           1,931,512
 # Valero Energy Corp.                                                  40,500           2,677,455
*# Veritas Software Co.                                                133,500           3,551,100
   Verizon Communications, Inc.                                        861,400          29,787,212
 # VF Corp.                                                             33,700           1,583,226
   Viacom, Inc. Class B                                                545,600          20,127,184
   Visteon Corp.                                                        40,700             446,072
 # Vulcan Materials Co.                                                 31,700           1,418,892
   Wachovia Corp.                                                      410,000          19,356,100
   Walgreen Co.                                                        319,700          11,192,697
   Wal-Mart Stores, Inc.                                             1,349,800          75,224,354
   Washington Mutual, Inc.                                             280,500          12,252,240
 # Waste Management, Inc.                                              179,900           5,173,924
 * Waters Corp.                                                         37,900           1,746,432
 * Watson Pharmaceuticals, Inc.                                         33,700           1,258,695
 * Wellpoint Health Networks, Inc.                                      48,400           5,398,536
 # Wells Fargo & Co.                                                   527,700          31,028,760
   Wendy's International, Inc.                                          35,600           1,345,324
   Weyerhaeuser Co.                                                     73,200           4,427,136
 # Whirlpool Corp.                                                      21,700           1,443,701
   Williams Companies, Inc.                                            161,600           1,924,656
 # Winn-Dixie Stores, Inc.                                              44,200             279,786
   Worthington Industries, Inc.                                         26,900             514,866
 # Wrigley (Wm.) Jr. Co.                                                70,100           4,402,280
   Wyeth                                                               415,400          14,954,400
   XCEL Energy, Inc.                                                   124,400           2,113,556
*# Xerox Corp.                                                         248,800           3,368,752
 # Xilinx, Inc.                                                        107,600           3,925,248
 # XL Capital, Ltd.                                                     42,800           3,195,020
*# Yahoo!, Inc.                                                        415,000          12,723,900
 * Yum! Brands, Inc.                                                    91,800           3,442,500
 * Zimmer Holdings, Inc.                                                75,400           6,435,390
   Zions Bancorp                                                        28,000           1,716,400
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,587,575,053)                                                              3,253,108,973
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                               ---------------     ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (12.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $65,199,000
   FHLB Floating Rate Notes,
   10/03/05, valued at $65,117,501) to
   be repurchased at $64,161,344
   (Cost $64,155,000)                                          $        64,155     $    64,155,000
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 0.96%, 06/01/04 (Collateralized by
   $392,750,000 U.S. Treasury Obligations rates ranging
   from 1.875% to 6.75%, maturities ranging from 05/15/05
   to 11/30/05, valued at $410,731,038) to be repurchased
   at $402,719,403 (Cost $402,676,451)^                                402,676         402,676,451
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $466,831,451)                                                                 466,831,451
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,054,406,505)++                                                          $ 3,719,940,424
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,216,721,011.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
COMMON STOCKS -- (85.3%)
 * 3COM Corp.                                                          606,100     $     3,921,467
   A. G. Edwards, Inc.                                                  17,500             654,500
*# Advanced Micro Devices, Inc.                                        504,800           7,849,640
   Aetna, Inc.                                                         539,626          43,817,631
 * Agere Systems, Inc. Class A                                           8,652              21,976
 * Agere Systems, Inc. Class B                                         212,364             520,292
 # Albertson's, Inc.                                                   538,100          12,607,683
 * Allegheny Corp.                                                      17,934           4,779,411
   Alliant Energy Corp.                                                212,900           5,318,242
 * Allied Waste Industries, Inc.                                       255,800           3,391,908
 * Allmerica Financial Corp.                                            98,000           3,150,700
   Allstate Corp.                                                    1,618,800          71,194,824
   Ambac Financial Group, Inc.                                          23,200           1,604,280
   Amerada Hess Corp.                                                  196,432          13,866,135
   American Financial Group, Inc.                                      177,400           5,359,254
   American National Insurance Co.                                      46,700           4,380,927
*# American Tower Corp.                                                336,000           4,646,880
*# Americredit Corp.                                                   374,000           6,619,800
   Anadarko Petroleum Corp.                                            627,078          34,188,293
   Apache Corp.                                                        129,990           5,246,396
 * Apple Computer, Inc.                                                197,300           5,536,238
 * Applied Micro Circuits Corp.                                        213,200           1,149,148
   Archer-Daniels Midland Co.                                        2,475,260          41,163,574
 * Arrow Electronics, Inc.                                             308,200           8,392,286
   Ashland, Inc.                                                       297,600          14,031,840
   Astoria Financial Corp.                                              40,500           1,549,935
   AT&T Corp.                                                        1,937,780          32,128,392
 * AT&T Wireless Services, Inc.                                      5,388,737          76,304,516
*# AutoNation, Inc.                                                  2,057,600          34,300,192
 * Avnet, Inc.                                                         199,900           4,677,660
   AVX Corp.                                                           125,400           1,986,336
   Bank of America Corp.                                                82,170           6,830,792
   Bank of Hawaii Corp.                                                327,500          14,229,875
 * Barnes & Noble, Inc.                                                 13,000             389,220
   Bausch & Lomb, Inc.                                                  11,800             720,036
   Bear Stearns Companies, Inc.                                        373,770          30,297,796
   Belo Corp. Class A                                                  324,200           9,537,964
 * Big Lots, Inc.                                                      253,500           3,706,170
 # Blockbuster, Inc. Class A                                            23,300             364,878
   Boise Cascade Corp.                                                 213,400           7,501,010
   Borders Group, Inc.                                                  34,000             776,220
   Borg-Warner, Inc.                                                   201,600           8,354,304
   Bowater, Inc.                                                       168,400           7,111,532
   Burlington Northern Santa Fe Corp.                                1,283,000          42,262,020
 * Caesars Entertainment, Inc.                                         845,900          11,648,043
 * Cavco Industries, Inc.                                               11,450             434,402
 # Cendant Corp.                                                       311,800           7,152,692
*# CheckFree Corp.                                                      56,200           1,723,092
   Chubb Corp.                                                         258,900          17,442,093
*# CIENA Corp.                                                         164,600             592,560
   Cincinnati Financial Corp.                                          579,159          24,759,047
   Circuit City Stores, Inc.                                           531,900           6,366,843
   Clear Channel Communications, Inc.                                1,428,466          56,710,100
*# CNA Financial Corp.                                                 635,600          19,080,712
   Coca-Cola Enterprises, Inc.                                       1,785,400          49,187,770
 * Comcast Corp. Class A                                             2,432,666     $    70,425,681
 * Comcast Corp. Special Class A Non-Voting                            927,100          26,283,285
   Commerce Group, Inc.                                                 93,100           4,219,292
   Commercial Federal Corp.                                             98,900           2,771,178
 * Compuware Corp.                                                      35,800             284,610
 * Comverse Technology, Inc.                                           111,500           1,970,205
   ConocoPhilips                                                       220,400          16,161,932
*# Corning, Inc.                                                       998,300          12,368,937
   Countrywide Financial Corp.                                         819,999          52,889,935
*# Cox Communications, Inc.                                          1,421,400          44,646,174
*# Crown Castle International Corp.                                    468,900           6,906,897
 # CSX Corp.                                                           577,800          18,258,480
 # Cummins, Inc.                                                       143,100           8,334,144
   Curtiss-Wright Corp-Cl B W/I                                         27,130           1,214,067
 # Dana Corp.                                                          510,700           9,524,555
*# Delta Air Lines, Inc.                                               402,500           2,455,250
 # Diamond Offshore Drilling, Inc.                                     298,241           6,737,264
   Dillards, Inc. Class A                                               48,900             978,489
   Disney (Walt) Co.                                                   906,600          21,277,902
 # Eastman Chemical Co.                                                108,200           5,013,988
   Electronic Data Systems Corp.                                       746,200          12,200,370
   Federated Department Stores, Inc.                                   618,200          29,494,322
   First American Financial Corp.                                      156,500           4,062,740
   First Citizens Bancshares, Inc.                                      10,300           1,194,800
   Florida East Coast Industries, Inc.                                  68,139           2,465,269
   Foot Locker, Inc.                                                   175,000           4,130,000
 # Ford Motor Co.                                                    4,185,900          62,160,615
 # General Motors Corp.                                              1,395,700          63,350,823
   Georgia-Pacific Corp.                                               684,200          24,508,044
*# Goodyear Tire & Rubber Co.                                          203,900           1,773,930
   Harris Corp.                                                        151,400           7,000,736
   Hartford Financial Services Group, Inc.                             487,000          32,200,440
   Hearst-Argyle Television, Inc.                                      238,600           6,239,390
   Helmerich & Payne, Inc.                                             146,800           3,662,660
   Hibernia Corp.                                                      274,500           6,588,000
   Hollinger International, Inc. Class A                               257,600           4,533,760
   Horton (D.R.), Inc.                                                 818,872          23,665,401
 * Human Genome Sciences, Inc.                                          23,900             259,793
 * Humana, Inc.                                                        618,900          10,564,623
   Ikon Office Solutions, Inc.                                         123,700           1,363,174
   Independence Community Bank Corp.                                    12,500             469,000
 * Ingram Micro, Inc.                                                  336,900           4,868,205
 * Instinet Group, Inc.                                                 15,200             100,168
*# InterActiveCorp                                                   1,496,500          46,780,590
   International Paper Co.                                           1,215,775          50,977,446
*# Invitrogen Corp.                                                     50,100           3,479,445
 * JDS Uniphase Corp.                                                1,095,700           3,780,165
   JP Morgan Chase & Co.                                             2,244,400          82,683,696
 # Kerr-McGee Corp.                                                    207,658          10,227,156
   KeyCorp                                                             941,600          29,575,656
 # Labranche & Co., Inc.                                                19,700             176,512
   LaFarge North America, Inc.                                         257,500          11,345,450
   Lear Corp.                                                          110,900           6,568,607
*# Level 3 Communications, Inc.                                        195,500             762,450

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Liberty Media Corp.                                               6,276,100     $    68,911,578
   Lincoln National Corp.                                              418,500          19,874,565
   Loews Corp.                                                         636,800          36,698,784
 # Louisiana-Pacific Corp.                                              94,500           2,182,950
 * LSI Logic Corp.                                                     647,300           5,307,860
   Lubrizol Corp.                                                      182,000           6,026,020
*# Lucent Technologies, Inc.                                         1,193,800           4,261,866
   Lyondell Chemical Co.                                               447,200           7,387,744
   Manulife Financial Corp.                                            425,285          16,509,564
   Marathon Oil Corp.                                                  961,450          32,054,743
 # May Department Stores Co.                                            63,100           1,808,446
   MBIA, Inc.                                                          327,250          18,126,378
 # MeadWestavco Corp.                                                  758,431          20,947,864
   MetLife, Inc.                                                     1,830,500          65,074,275
*# Metro-Goldwyn-Mayer, Inc.                                           261,100           3,104,479
   MGIC Investment Corp.                                               116,900           8,533,700
 * MGM Grand, Inc.                                                     390,100          17,324,341
 * Micron Technology, Inc.                                             767,000          11,528,010
*# Mony Group, Inc.                                                     51,200           1,599,488
   Nationwide Financial Services, Inc.                                  94,300           3,446,665
   Norfolk Southern Corp.                                            1,537,600          37,256,048
   Northrop Grumman Corp.                                              427,771          44,116,023
   Nucor Corp.                                                          15,000             987,750
   Occidental Petroleum Corp.                                          650,800          28,765,360
 # Odyssey Re Holdings Corp.                                            50,500           1,275,125
   Old Republic International Corp.                                    501,412          11,412,137
 * Owens-Illinois, Inc.                                                314,400           4,662,552
 * Pacificare Health Systems, Inc.                                      50,000           1,846,500
 * Pactiv Corp.                                                         55,100           1,299,258
*# PanAmSat Corp.                                                      350,100           8,132,823
 # Peabody Energy Corp.                                                 54,600           2,715,804
 # Penney (J.C.) Co., Inc.                                           1,120,000          40,073,600
   PepsiAmericas, Inc.                                                 192,000           4,078,080
 * Phelps Dodge Corp.                                                  287,085          19,493,072
 # PMI Group, Inc.                                                     191,100           8,249,787
   Pogo Producing Co.                                                   69,200           3,147,216
*# Pride International, Inc.                                           303,400           4,769,448
   Principal Financial Group, Inc.                                     746,100          26,076,195
   Protective Life Corp.                                               141,500           5,232,670
 * Providian Financial Corp.                                           483,100           6,570,160
   Pulte Homes Inc.                                                    248,400          13,103,100
 # Questar Corp.                                                       251,000           9,199,150
*# Qwest Communications International, Inc.                          2,000,600           7,502,250
   Radian Group, Inc.                                                  211,300           9,719,800
 * Radio One, Inc.                                                      22,900             395,712
   Rayonier, Inc.                                                          500              21,000
   Raytheon Co.                                                      1,311,300          43,600,725
   Reinsurance Group of America, Inc.                                  114,100           4,535,475
 * Rite Aid Corp.                                                      969,800           4,868,396
 # RJ Reynolds Tobacco Holdings, Inc.                                  251,326          14,124,521
   Ryder System, Inc.                                                  275,400          10,231,110
 # Safeco Corp.                                                        486,400          20,404,480
   Saint Paul Companies, Inc.                                          695,326          27,590,536
   Saks, Inc.                                                          743,200          11,155,432
 * Sanmina Corp.                                                       639,900           6,770,142
   SBC Communications, Inc.                                            430,200          10,195,740
 # Sears, Roebuck & Co.                                                493,500          18,753,000
 * Service Corp. International                                         237,100           1,707,120
 * Smithfield Foods, Inc.                                               68,400           1,982,916
*# Smurfit-Stone Container Corp.                                       617,026          11,205,192
 * Solectron Corp.                                                   1,155,300     $     6,354,150
 # Sovereign Bancorp, Inc.                                             781,020          16,987,185
 # Sprint Corp.                                                      2,161,500          38,388,240
   StanCorp Financial Group, Inc.                                       20,000           1,281,800
   Starwood Hotels and Resorts Worldwide, Inc.                         573,500          24,190,230
   Steelcase, Inc. Class A                                              47,400             559,320
 * Sun Microsystems, Inc.                                            2,143,700           9,067,851
   Sunoco, Inc.                                                        298,800          18,385,164
   Supervalu, Inc.                                                     565,200          17,532,504
*# Tech Data Corp.                                                     119,000           4,776,660
 # Telephone & Data Systems, Inc.                                       89,300           6,398,345
 * Tellabs, Inc.                                                       716,800           5,691,392
   Temple-Inland, Inc.                                                 131,300           8,576,516
 * Tenet Healthcare Corp.                                            1,047,300          12,483,816
 # Textron, Inc.                                                       123,000           6,721,950
 * The DIRECTV Group, Inc.                                             680,337          11,980,735
 # Thomas & Betts Corp.                                                 46,900           1,147,174
   Tidewater, Inc.                                                     100,900           2,788,876
 * Time Warner, Inc.                                                 7,039,080         119,945,923
   Torchmark Corp.                                                     127,200           6,892,968
 * Toys R Us, Inc.                                                     819,300          12,879,396
 * Triad Hospitals, Inc.                                               147,000           5,197,920
 # Tyson Foods, Inc. Class A                                           912,556          18,725,649
   Union Pacific Corp.                                                 824,200          48,067,344
   Unionbancal Corp.                                                    86,600           4,987,294
 * Unisys Corp.                                                        113,200           1,534,992
 * United States Cellular Corp.                                        122,800           4,372,908
 # United States Steel Corp.                                           326,200           9,903,432
   Unitrin, Inc.                                                       223,800           8,974,380
 # UnumProvident Corp.                                                 913,089          13,294,576
 # Valero Energy Corp.                                                 306,800          20,282,548
   Valhi, Inc.                                                         158,500           1,759,350
 * VeriSign, Inc.                                                      166,300           3,016,682
   Viacom, Inc. Class B                                              3,061,100         112,923,979
*# Vishay Intertechnology, Inc.                                        315,716           5,957,561
 * Vitesse Semiconductor, Inc.                                           2,800              15,288
 * WebMD Corp.                                                          25,800             228,588
   Weis Markets, Inc.                                                   20,800             710,320
   Wesco Financial Corp.                                                13,540           5,103,903
 * Westport Resources Corp.                                             30,800           1,065,680
 # Weyerhaeuser Co.                                                    565,400          34,195,392
   Worthington Industries, Inc.                                        133,200           2,549,448
*# Xerox Corp.                                                          75,000           1,015,500
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,572,821,731)                                                              3,122,322,882
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                    (000)
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (14.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $67,332,000 FNMA Discount
   Notes, 12/10/04, valued at $66,827,010) to be
   repurchased at $65,845,511 (Cost $65,839,000)               $        65,839          65,839,000

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                               ---------------     ---------------
                                                                    (000)
  Repurchase Agreement, Merrill Lynch Triparty Repo 0.96%,
   06/01/04 (Collateralized by $471,136,000 U.S. Treasury
   Obligations rates ranging from 1.625% to 6.00%,
   maturities ranging from 08/15/04 to 02/15/12, valued at
   $483,699,189) to be repurchased at $474,263,981
   (Cost $474,213,398)^                                        $       474,213     $   474,213,398
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $540,052,398)                                                                  540,052,398
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,112,874,129)++                                                          $ 3,662,375,280
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,112,874,157.

                 See accompanying Notes to Financial Statements.

                               THE U.S. SMALL CAP SERIES

                                 SCHEDULE OF INVESTMENTS

                                      MAY 31, 2004
                                      (UNAUDITED)


                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
COMMON STOCKS -- (92.0%)
 * 1-800 CONTACTS, Inc.                                                 23,636     $       347,449
 * 1-800-FLOWERS.COM, Inc.                                              47,097             451,660
   1st Source Corp.                                                     34,441             781,811
 # 21st Century Holding Co.                                              1,100              21,461
   21st Century Insurance Group                                         76,800           1,005,312
 * 24/7 Real Media, Inc.                                                 3,180              18,476
 * 3-D Systems Corp.                                                    22,000             265,958
 * 4Kids Entertainment, Inc.                                            23,500             508,775
 * 7-Eleven, Inc.                                                       16,600             285,022
*# 8X8, Inc.                                                            19,200              50,880
 * 99 Cents Only Stores                                                  5,500             106,755
 * @Road, Inc.                                                          94,700             841,883
 * A. B. Watley Group, Inc.                                              9,400               1,880
 * A.C. Moore Arts & Crafts, Inc.                                       34,900             924,850
 * A.D.A.M., Inc.                                                          700               1,470
*# aaiPharma, Inc.                                                      47,250             217,822
 * Aames Financial Corp.                                                   240                 706
 * AAON, Inc.                                                           13,100             250,996
 * AAR Corp.                                                            58,083             556,435
   Aaron Rents, Inc. Class A                                             5,700             151,050
   Aaron Rents, Inc. Class B                                            21,600             642,600
 * Abaxis, Inc.                                                         18,300             341,661
   ABC Bancorp                                                           8,310             163,458
 * Abgenix, Inc.                                                       150,134           2,270,026
*# Abiomed, Inc.                                                        38,270             472,634
 * Able Laboratories, Inc.                                              30,200             561,720
 * Ablest, Inc.                                                          2,100              11,130
   ABM Industries, Inc.                                                 87,600           1,666,152
   Abrams Industries, Inc.                                                 200                 840
 * ABX Air, Inc.                                                        66,600             299,700
 * Acacia Research-Acacia Technologies Common Stock                     20,960             129,952
 * Acacia Research-CombiMatrix Corp.                                    10,434              41,214
 * Accelrys, Inc.                                                       52,900             528,471
 * Access Pharmaceuticals, Inc.                                         26,300             147,543
*# Acclaim Entertainment, Inc.                                          55,700              23,450
 * Accredo Health, Inc.                                                 44,343           1,613,198
 * Ace Cash Express, Inc.                                               23,042             548,400
 * Ace Comm Corp.                                                        7,500              18,300
   Aceto Corp.                                                          28,550             458,798
 * Aclara Biosciences, Inc.                                             60,171             228,650
 * Acme Communications, Inc.                                            28,600             221,364
 * Acme United Corp.                                                     3,400              23,800
 * ACT Manufacturing, Inc.                                               4,600                  25
 * ACT Teleconferencing, Inc.                                           25,700              66,075
 * Actel Corp.                                                          46,200             922,152
 * Acterna Corp.                                                       122,100               3,052
   Action Performance Companies, Inc.                                   33,000             499,950
 * ActivCard Corp.                                                      74,043             473,135
 * Active Power, Inc.                                                   76,200             266,700
 * Activision, Inc.                                                     97,214           1,537,925
 * Actuant Corp.                                                        42,480           1,454,090
 * Actuate Corp.                                                       110,500             413,270
   Acuity Brands, Inc.                                                  27,700             683,082
   Adams Resources & Energy, Inc.                                        4,200              58,380
 * Adaptec, Inc.                                                       187,800     $     1,538,082
*# Addvantage Technologies Group, Inc.                                   1,700               9,222
 * ADE Corp.                                                            13,300             279,300
 * Adept Technology, Inc.                                                7,000               6,650
 * Administaff, Inc.                                                    47,800             790,612
 * Adolor Corp.                                                         69,800             974,408
 * Advanced Digital Information Corp.                                  115,500           1,033,725
 * Advanced Energy Industries, Inc.                                     55,300             847,749
 * Advanced Magnetics, Inc.                                             12,300             120,663
   Advanced Marketing Services, Inc.                                    32,350             358,114
 * Advanced Materials Group, Inc.                                          237                 115
 * Advanced Medical Optics, Inc.                                        52,400           1,839,240
 * Advanced Neuromodulation Systems, Inc.                               33,200           1,083,316
 * Advanced Nutraceuticals, Inc.                                           700               3,150
*# Advanced Photonix, Inc. Class A                                       9,000              21,240
 * Advanced Power Technology, Inc.                                      18,195             240,356
   Advanta Corp. Class A                                                18,317             296,003
   Advanta Corp. Class B Non-Voting                                     30,994             491,565
 * Advent Software, Inc.                                                59,400           1,123,848
   Advo, Inc.                                                           53,850           1,724,277
 * Aehr Test Systems                                                     7,100              28,400
 * AEP Industries, Inc.                                                 13,000             138,437
 * AeroCentury Corp.                                                       300                 771
 * Aeroflex, Inc.                                                      133,450           1,702,822
 * Aeropostale, Inc.                                                   102,250           2,688,152
 * Aerosonic Corp.                                                       3,900              27,300
 * Aether Systems, Inc.                                                 74,742             254,870
 * Aetrium, Inc.                                                         9,300              85,374
 * AFC Enterprises, Inc.                                                39,800             805,950
*# Affiliated Managers Group, Inc.                                      39,150           1,908,562
 * Affinity Technology Group, Inc.                                      29,100               2,386
 * Aftermarket Technology Corp.                                         41,150             602,436
 * Agile Software Corp.                                                 89,900             719,200
*# Agility Capital, Inc.                                                 5,900                  38
   Agilysys, Inc.                                                       57,788             711,370
 * Air Methods Corp.                                                    19,470             154,592
   Airgas, Inc.                                                         62,500           1,361,250
 * Airnet Systems, Inc.                                                 17,400              74,472
 * Airspan Networks, Inc.                                               62,500             346,875
 * Airtran Holdings, Inc.                                              151,400           2,107,488
 * AK Steel Holding Corp.                                              195,400             894,932
*# Akamai Technologies, Inc.                                           165,213           2,455,065
*# Akorn, Inc.                                                          19,500              64,350
*# Aksys, Ltd.                                                          53,000             322,240
   Alabama National Bancorporation                                      27,689           1,421,553
   Alamo Group, Inc.                                                    12,500             195,625
 * Alaris Medical, Inc.                                                114,300           2,540,889
 * Alaska Air Group, Inc.                                               48,200             992,920
 * Alaska Communications Systems Group, Inc.                            22,200             143,190
   Albany International Corp. Class A                                   50,272           1,532,793
 * Albany Molecular Research, Inc.                                      56,978             720,202
   Albemarle Corp.                                                      74,581           2,146,441
 * Alcide Corp.                                                          2,300              47,288
 * Alderwoods Group, Inc.                                                6,000              77,460

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Aldila, Inc.                                                          4,633     $        70,468
   Alexander & Baldwin, Inc.                                            58,000           1,848,460
 * Alexion Pharmaceuticals, Inc.                                        39,500             791,975
   Alfa Corp.                                                          144,161           1,967,798
   Alico, Inc.                                                           7,000             247,100
 * Align Technology, Inc.                                              106,612           2,032,025
 * Alkermes, Inc.                                                      157,411           2,266,718
 * All American Semiconductor, Inc.                                      4,000              36,440
*# Allegheny Energy, Inc.                                              151,400           2,157,450
   Allegheny Technologies, Inc.                                        145,700           1,749,857
   Allen Organ Co. Class B                                                 800              40,000
 * Alliance Gaming Corp.                                                90,860           1,971,662
 * Alliance Imaging, Inc.                                               86,400             331,776
 * Alliance Semiconductor Corp.                                         62,500             373,125
 * Allied Defense Group, Inc.                                           12,400             217,496
 * Allied Healthcare International, Inc.                                36,000             181,080
 * Allied Healthcare Products, Inc.                                      6,700              36,381
 * Allied Holdings, Inc.                                                 8,300              42,330
 * Allied Motion Technologies, Inc.                                      2,900              14,993
 * Allmerica Financial Corp.                                            40,600           1,305,290
*# Allos Therapeutics, Inc.                                             55,700             103,045
 * Allou Health Care, Inc. Class A                                       7,100                   1
 * Alloy, Inc.                                                          71,200             356,712
 * Allscripts Healthcare Solutions, Inc.                                66,000             543,774
 * Almost Family, Inc.                                                   1,600              12,648
 * Alpha Technologies Group, Inc.                                        7,100               9,940
   Alpharma, Inc. Class A                                               70,700           1,384,306
 * Alpine Group, Inc.                                                   13,500              27,567
 * Alteon, Inc.                                                         61,700              80,210
*# Alterra Healthcare Corp.                                              4,900                   0
 * Altiris, Inc.                                                        47,200           1,262,600
   Ambassadors Group, Inc.                                               9,800             201,782
   Ambassadors, Inc.                                                     9,800             125,734
 * AMC Entertainment, Inc.                                              60,600             915,060
 * Amcast Industrial Corp.                                               8,500              34,425
   Amcol International Corp.                                            52,700             880,090
   Amcore Financial, Inc.                                               45,460           1,321,522
 * Amedisys, Inc.                                                       20,993             523,146
 * AMEN Properties, Inc.                                                 1,975               4,916
 * Amerco, Inc.                                                         13,900             347,639
 * America Services Group, Inc.                                         12,700             457,200
 * America West Holdings Corp. Class B                                  60,100             602,202
 * American Banknote Corp.                                                  88                  25
   American Biltrite, Inc.                                               3,400              33,150
 * American Building Control, Inc.                                      14,000              26,180
*# American Business Financial Services, Inc.                            5,074              16,644
 * American Claims Evaluation, Inc.                                      1,000               2,890
 * American Dental Partners, Inc.                                       10,500             179,025
 * American Eagle Outfitters, Inc.                                      40,860           1,183,306
 * American Ecology Corp.                                               14,350             125,562
 * American Greetings Corp. Class A                                     89,600           1,881,600
*# American Healthways, Inc.                                            57,800           1,187,790
 * American Indemnity Financial Escrow                                     800                 800
 * American Independence Corp.                                           8,400             130,872
   American Italian Pasta Co.                                           30,600             895,356
 * American Locker Group, Inc.                                             300               3,396
 * American Medical Electronics, Inc. (Escrow-Bonus)                     4,400                   0
 * American Medical Electronics, Inc. (Escrow-Earnings)                  4,400     $             0
 * American Medical Security Group, Inc.                                24,200             625,086
 * American Medical Systems Holdings, Inc.                              59,500           1,864,135
   American Pacific Corp.                                                7,100              51,830
 * American Physicians Capital, Inc.                                    14,800             341,140
 * American Physicians Services Group, Inc.                                100                 980
 * American Retirement Corp.                                            42,900             193,050
 * American Science & Engineering, Inc.                                 12,400             214,024
   American Shared Hospital Services                                     5,100              28,968
   American Software, Inc. Class A                                      32,300             206,397
   American States Water Co.                                            27,450             642,330
 * American Superconductor Corp.                                        49,300             619,208
 * American Technical Ceramics Corp.                                     8,000              70,800
   American Vanguard Corp.                                                 621              23,846
 * American West Bancorporation                                          3,552              63,652
   American Woodmark Corp.                                              13,700             788,298
   Americana Bancorp, Inc.                                               2,712              44,070
 * America's Car-Mart, Inc.                                             12,900             380,550
 * AMERIGROUP Corp.                                                     44,300           1,868,131
 * AmeriServe Financial, Inc.                                           24,000             138,000
   Ameristar Casinos, Inc.                                              48,500           1,592,740
   Ameron International Corp.                                           13,700             426,207
 # AmerUs Group Co.                                                     46,844           1,843,311
 * Ames Department Stores, Inc.                                         12,800                  22
   Ametek, Inc.                                                            400              10,804
 * Amistar Corp.                                                         1,600               3,608
 * AML Communications, Inc.                                              7,800              11,310
 * AMN Healthcare Services, Inc.                                        58,700             892,240
   Ampco-Pittsburgh Corp.                                                9,600             124,512
 * Ampex Corp. Class A                                                   5,925              10,369
   Amrep Corp.                                                           6,500             111,670
 * Amsurg Corp.                                                         54,333           1,230,654
 * Amtech Systems, Inc.                                                  1,900               9,652
 * AMX Corp.                                                            11,000             109,890
 * Anacomp, Inc.                                                             0                  12
 * Anadigics, Inc.                                                      54,600             269,178
 * Analex Corp.                                                         25,800              92,880
   Analogic Corp.                                                       24,500           1,130,185
 * Analysts International Corp.                                         41,200             123,188
*# Analytical Surveys, Inc.                                                730               1,825
 * Anaren, Inc.                                                         36,800             585,856
   Anchor Bancorp Wisconsin, Inc.                                       41,240           1,087,499
   Andersons, Inc.                                                       8,200             141,532
*# Andrew Corp.                                                          3,409              66,987
 * Angeion Corp.                                                           215                 318
   Angelica Corp.                                                       16,100             359,030
 * Angelo & Maxie's, Inc.                                                2,016               2,157
 * Anika Therapeutics, Inc.                                              9,900             139,600
   Anixter International, Inc.                                          65,900           2,009,950
 * Ansoft Corp.                                                         22,500             334,350
 * AnswerThink, Inc.                                                    84,800             543,653
 * Ansys, Inc.                                                          27,600           1,189,008
 * Anteon International Corp.                                           63,500           1,870,710
 * Anthony and Sylvan Pools Corp.                                        3,768              15,826
*# Antigenics, Inc.                                                     81,113             654,582
 * AP Pharma, Inc.                                                      37,123             123,248

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * APA Optics, Inc.                                                     11,800     $        29,500
 * APAC Teleservices, Inc.                                             106,450             237,383
 * Aphton Corp.                                                         63,639             287,012
   Apogee Enterprises, Inc.                                             49,500             493,020
 * Apogee Technology, Inc.                                               1,300              11,479
 * Applica, Inc.                                                        42,800             420,296
 * Applied Extrusion Technologies, Inc.                                 22,600              23,730
 * Applied Films Corp.                                                  26,361             713,065
 * Applied Imaging Corp.                                                15,800              18,486
   Applied Industrial Technologies, Inc.                                34,000             909,500
 * Applied Innovation, Inc.                                             15,100              60,400
   Applied Signal Technologies, Inc.                                    19,700             615,625
 * Applix, Inc.                                                         23,900             105,160
 * Apria Healthcare Group, Inc.                                         54,100           1,519,128
 * Apropos Technology, Inc.                                             30,400             123,424
   Aptargroup, Inc.                                                     38,500           1,565,025
 * aQuantive, Inc.                                                     108,925           1,095,785
 * Aquila, Inc.                                                        331,800           1,330,518
*# Aradigm Corp.                                                        92,337             100,647
 * Arch Capital Group, Ltd.                                              5,900             227,622
   Arch Chemicals, Inc.                                                 40,622           1,077,702
   Arch Coal, Inc.                                                      73,400           2,385,500
 * Arch Wireless, Inc.                                                  35,100           1,112,319
   Arctic Cat, Inc.                                                     26,830             618,431
*# Ardent Communications, Inc.                                          12,900                  32
 * Arena Pharmaceuticals, Inc.                                          45,878             268,845
 * Argonaut Group, Inc.                                                 46,301             804,711
 * Argonaut Technologies, Inc.                                          12,000              19,560
 * Argosy Gaming Corp.                                                  52,900           1,881,124
 * Ariad Pharmaceuticals, Inc.                                          92,800             996,672
*# Ariba, Inc.                                                         532,400           1,160,632
 * Ark Restaurants Corp.                                                 2,700              59,670
   Arkansas Best Corp.                                                  44,900           1,337,571
 * Arlington Hospitality, Inc.                                           4,900              16,660
 * Armor Holdings, Inc.                                                 51,400           1,922,360
*# Armstrong Holdings, Inc.                                              4,400               3,872
*# Arotech Corp                                                         57,100             145,034
 * Arqule, Inc.                                                         51,674             299,709
 * Array BioPharma, Inc.                                                51,415             487,414
 # Arrhythmia Research Technology, Inc.                                  3,900              49,608
 * Arris Group, Inc.                                                   147,400             931,568
   Arrow Financial Corp.                                                 9,941             292,265
   Arrow International, Inc.                                            73,300           2,211,461
 * Art Technology Group, Inc.                                          100,500             137,685
   Artesian Resources Corp. Class A                                        700              19,096
 * Artesyn Technologies, Inc.                                           69,300             633,402
 * Arthrocare Corp.                                                     38,310             937,829
 * Artisan Components, Inc.                                             40,500           1,025,865
 * Artisoft, Inc                                                         2,400               6,264
 * Arts Way Manufacturing Co., Inc.                                        200               1,036
 * ASA International. Ltd.                                                 640               2,880
   ASB Financial Corp.                                                   1,000              23,000
 * Asbury Automotive Group, Inc.                                        98,100           1,402,830
 * Ascential Software Corp.                                             66,079           1,060,568
 * Ashworth, Inc.                                                       23,371             186,734
*# Ask Jeeves, Inc.                                                     78,400           3,167,360
 * Aspect Communications Corp.                                         105,200           1,350,768
 * Aspect Medical Systems, Inc.                                         35,000             532,700
 * Aspen Technology, Inc.                                               73,579             464,283
 * Aspeon, Inc.                                                            900                   9
*# Astea International, Inc.                                             2,900              30,189
 * Astec Industries, Inc.                                               35,500     $       614,505
   Astro-Med, Inc.                                                       9,130              96,778
 * Astronics Corp.                                                       5,500              27,830
 * Astronics Corp. Class B                                               2,225              10,680
*# AstroPower, Inc.                                                      6,550                 262
 * ASV, Inc.                                                            22,800             690,156
 * Asyst Technologies, Inc.                                             84,500             864,435
*# ATA Holdings Corp.                                                   21,179             134,487
 * Atari, Inc.                                                         209,809             583,269
 * AtheroGenics, Inc.                                                   66,600           1,564,434
 * Atlantic American Corp.                                              21,100              62,667
 * Atlantic Coast Airlines, Inc.                                        68,000             383,520
 * Atlantic Premium Brands, Ltd.                                         2,000               2,600
 * Atlantis Plastics, Inc.                                               4,400              67,980
 * Atlas Air Worldwide Holdings, Inc.                                   11,000                 572
 * ATMI, Inc.                                                           55,900           1,432,158
 # Atmos Energy Corp.                                                   93,300           2,312,907
 * ATP Oil & Gas Corp.                                                  53,900             319,088
   Atrion Corp.                                                          1,700              73,508
 * Atrix Labs, Inc.                                                     38,900           1,061,581
 * ATS Medical, Inc.                                                     2,200              10,340
 * Atwood Oceanics, Inc.                                                24,900             991,518
 * Audiovox Corp. Class A                                               34,300             477,456
 * August Technology Corp.                                              31,800             427,710
 * Ault, Inc.                                                            4,500              13,410
 * Aura Systems, Inc.                                                    5,295                 199
 * Aurora Foods, Inc.                                                       44                   0
*# Authentidate Holding Corp.                                           50,900             641,340
 * autobytel.com, Inc.                                                  73,800             771,210
 * Avalon Holding Corp. Class A                                          1,550               4,115
 * Avanex Corp.                                                        229,116             710,260
 * Avanir Pharmaceuticals Class A                                       58,000              80,620
 * Avant Immunotherapeutics, Inc.                                      133,134             323,516
 * Avatar Holdings, Inc.                                                 8,700             364,008
   Avatech Solutions, Inc                                                1,851               1,481
 * Avi Biopharma, Inc.                                                  61,400             138,764
 * Aviall, Inc.                                                         57,700           1,001,672
 * Avici Systems Inc.                                                   21,343             225,382
*# Avid Technology, Inc.                                                45,100           2,346,102
 * Avigen, Inc.                                                         37,800             133,812
   Avista Corp.                                                         87,000           1,475,520
 * Avocent Corp.                                                        52,600           1,802,602
 * Avteam, Inc. Class A                                                 11,400                  17
 * Aware, Inc.                                                          40,959             133,117
 * Axcelis Technologies, Inc.                                          177,900           2,143,695
 * Axonyx, Inc.                                                          1,300               6,448
*# AXS-One, Inc.                                                        50,400             149,184
 * Axsys Technologies, Inc.                                              4,700              90,945
 * AXT, Inc.                                                            38,200              80,984
 * Aztar Corp.                                                          62,100           1,497,231
 * AZZ, Inc.                                                             8,200             122,180
   Badger Meter, Inc.                                                    3,200             134,464
 * Badger Paper Mills, Inc.                                              1,000               5,135
   Bairnco Corp.                                                         7,300              59,130
 * Baker (Michael) Corp.                                                 7,600             109,060
   Balchem Corp.                                                         4,700             122,670
   Baldor Electric Co.                                                  59,233           1,371,836
   Baldwin & Lyons, Inc. Class B                                        12,625             304,894
 * Baldwin Technology, Inc. Class A                                     13,300              49,210
 * Ballantyne Omaha, Inc.                                               11,900              34,748
 * Bally Total Fitness Holding Corp.                                    57,800             265,880

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Bancinsurance Corp.                                                   5,700     $        46,797
   Bandag, Inc.                                                         16,400             694,868
   Bandag, Inc. Class A                                                  9,600             380,832
   Bank of Granite Corp.                                                16,400             317,668
   Bank of The Ozarks                                                   15,200             367,840
   BankAtlantic Bancorp, Inc. Class A                                   11,285             180,560
 * Bankrate, Inc.                                                        7,000              79,450
 * BankUnited Financial Corp. Class A                                   51,400           1,341,026
   Banner Corp.                                                         20,197             589,752
   Banta Corp.                                                          46,600           2,033,624
   Barnes Group, Inc.                                                   41,400           1,099,998
   Barnwell Industries, Inc.                                               400              18,384
   Barra, Inc.                                                          33,000           1,350,030
 * Barrett Business Services, Inc.                                       5,800              78,532
 * Barry (R.G.) Corp.                                                    9,500              20,235
   Bassett Furniture Industries, Inc.                                   20,815             396,089
 * Bay View Capital Corp.                                               92,550             188,802
 * Baycorp Holdings, Ltd.                                                  484               6,423
 * BE Aerospace, Inc.                                                   65,700             419,166
 * Beasley Broadcast Group, Inc.                                        12,303             188,482
 # Beazer Homes USA, Inc.                                               12,553           1,264,966
 * Bebe Stores, Inc.                                                    69,900           1,396,602
   BEI Technologies, Inc.                                               26,500             706,755
   Bel Fuse, Inc. Class A                                                2,600              78,679
   Bel Fuse, Inc. Class B                                                5,250             190,785
   Belden, Inc.                                                         40,696             687,762
 * Bell Industries, Inc.                                                 8,900              26,255
 * Bell Microproducts, Inc.                                             48,900             311,493
 * Benchmark Electronics, Inc.                                          74,000           2,155,620
 * Benihana, Inc.                                                        1,000              14,500
 * Benihana, Inc. Class A                                                  150               2,196
 * Bentley Pharmaceuticals, Inc.                                        37,060             466,956
   Berry Petroleum Corp. Class A                                        44,700           1,218,075
*# Bethlehem Steel Corp.                                                37,300                 119
 * Beverly Enterprises                                                 193,200           1,638,336
 * Beyond.com Corp.                                                      3,140                  44
   BHA Group Holdings, Inc. Class A                                      6,100             199,043
 * Big 4 Ranch, Inc.                                                     3,200                   0
 * Big City Radio, Inc.                                                  6,400                 832
 * Big Dog Holdings, Inc.                                                1,500               7,216
 * BindView Development Corp.                                           84,700             258,335
 * Bio Imaging Technologies, Inc.                                       18,500             104,340
 * Bioanalytical Systems, Inc.                                           4,600              18,515
 * Biocryst Pharmaceuticals, Inc.                                       38,700             417,960
*# BioLase Technology, Inc.                                             43,200             509,328
 * Bio-Logic Systems Corp.                                               4,200              26,082
 * BioMarin Pharmaceutical, Inc.                                       112,885             689,727
 * Bio-Rad Laboratories, Inc. Class A                                   20,000           1,122,400
 * Bio-Reference Laboratories, Inc.                                     20,912             319,744
 * BioSante Pharmaceuticals, Inc.                                       25,300             192,280
*# Biosite, Inc.                                                        28,100           1,117,537
 * Biosource International, Inc.                                         9,600              69,226
 * Biospecifics Technologies Corp.                                       4,500               6,750
 * BioSphere Medical, Inc.                                              24,600              75,768
 * BioTime, Inc.                                                        11,000              19,800
 * Bioveris Corp.                                                       30,900             388,104
 * Bitstream, Inc.                                                       8,400              19,152
   BIW, Ltd.                                                               800              15,588
   Black Box Corp.                                                      32,300           1,471,265
   Black Hills Corp.                                                    57,559           1,686,479
   Blair Corp.                                                          13,700             352,090
 * Blonder Tongue Laboratories, Inc.                                     9,800     $        30,870
 * Blount International, Inc.                                           43,400             433,132
 * Blue Coat Systems, Inc.                                              18,786             522,251
 * Blue Martini Software, Inc.                                          19,500              87,535
 * Bluegreen Corp.                                                      45,665             547,067
   Blyth, Inc.                                                          38,100           1,243,965
 * BMC Industries, Inc.                                                 14,000                 875
 * BNS Co. Class A                                                       4,120              25,338
   Bob Evans Farms, Inc.                                                63,338           1,627,153
 * Boca Resorts, Inc.                                                   68,745           1,236,035
 * Bogen Communications International, Inc.                             12,500              62,812
 * Bolt Technology Corp.                                                 5,400              24,840
 * Bombay Co., Inc.                                                     62,900             366,078
 * Bone Care International, Inc.                                        25,821             551,278
 * Bontex, Inc.                                                            200                  30
   Bon-Ton Stores, Inc.                                                 20,900             267,311
 * Bookham Technologies P.L.C.                                          98,279             103,193
 * Books-a-Million, Inc.                                                18,300             109,800
 * Borland Software Corp.                                              145,900           1,283,920
   Boston Acoustics, Inc.                                                4,600              50,600
 * Boston Beer Company, Inc. Class A                                    16,400             313,240
 * Boston Biomedical, Inc.                                               6,700              21,172
 * Boston Communications Group, Inc.                                    33,000             349,800
   Boston Private Financial Holdings, Inc.                              49,100           1,123,899
   Bostonfed Bancorp, Inc.                                               4,300             144,480
 * Bottomline Technologies, Inc.                                        27,904             267,878
   Bowne & Co., Inc.                                                    62,000             987,040
 # Boyd Gaming Corp.                                                   103,200           2,399,400
 * Boyds Collection, Ltd.                                              121,517             347,539
 * Bradley Pharmaceuticals, Inc. Class A                                25,251             587,843
   Brady (W.H.) Co. Class A                                             37,400           1,543,872
 * Braun Consulting, Inc.                                               30,100              50,568
 * Breed Technologies, Inc.                                             36,800                 975
   Bridgford Foods Corp.                                                10,400              80,080
   Briggs & Stratton Corp.                                              27,300           2,071,524
 * Brigham Exploration Co.                                              60,182             512,811
 * Bright Horizons Family Solutions, Inc.                                6,600             326,106
 * Brightpoint, Inc.                                                    34,700             386,558
 * BrightStar Information Technology Group, Inc.                        10,700                 385
 * Brillian Corp.                                                        7,049              59,571
 * Brilliant Digital Entertainment, Inc.                                18,000               1,278
*# BriteSmile, Inc.                                                        785               8,635
 * Broadview Media, Inc.                                                   200               1,220
 * BroadVision, Inc.                                                    59,800             206,848
 * Brocade Communications Systems, Inc.                                 17,800             106,622
 # Brookline Bancorp, Inc.                                             106,091           1,534,076
 * Brooks Automation, Inc.                                              75,239           1,554,438
 * Brookstone, Inc.                                                     35,875             692,746
 * Brooktrout, Inc.                                                     23,462             225,704
   Brown Shoe Company, Inc.                                             32,500           1,343,225
 * Bruker BioSciences Corp.                                            166,445             792,278
 * Brush Engineered Materials, Inc.                                     30,100             524,342
   Bryn Mawr Bank Corp.                                                  1,600              32,960
   BSB Bancorp, Inc.                                                    16,785             583,279
 * BSQUARE Corp.                                                        19,000              18,411
 * BTU International, Inc.                                              11,900              62,832

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Buca, Inc.                                                           33,971     $       179,027
 * Buckeye Technology, Inc.                                             65,183             657,696
   Buckle, Inc.                                                         30,000             842,700
   Building Materials Holding Corp.                                     24,100             414,761
 * Bull Run Corp.                                                        3,700               2,016
   Burlington Coat Factory Warehouse Corp.                              75,549           1,438,453
 * Bush Industries, Inc. Class A                                         6,500               4,355
 * Butler International, Inc.                                            8,400              20,832
   C & D Technologies, Inc.                                             49,600             809,968
   C & F Financial Corp.                                                   300              11,280
 * C-COR.net Corp.                                                      75,800             673,862
*# C-Phone Corp.                                                         8,900                 156
 * Cable Design Techologies Corp.                                       85,487             712,962
*# Cabot Microelectronics Corp.                                         42,300           1,317,645
   Cabot Oil & Gas Corp. Class A                                        58,400           2,149,120
 * Cache, Inc.                                                          18,700             486,387
 * Caci International, Inc. Class A                                     52,400           1,946,136
   Cadmus Communications Corp.                                           8,900             122,642
 * Cagle's, Inc. Class A                                                 2,000              21,820
 * Cal Dive International, Inc.                                         67,800           1,904,502
   Calavo Growers                                                       16,200             165,888
   Calgon Carbon Corp.                                                  67,400             416,532
 * California Amplifier, Inc.                                           26,800             201,000
 * California Coastal Communities, Inc.                                 10,000             160,500
   California First National Bancorp                                    10,400             136,864
 * California Micro Devices Corp.                                       38,000             511,480
 * California Pizza Kitchen, Inc.                                       34,000             641,920
   California Water Service Group                                       30,500             867,725
 * Caliper Life Sciences, Inc.                                          56,174             298,284
   Callaway Golf Co.                                                   136,000           2,200,480
 * Callidus Software                                                    32,000             228,480
 * Callon Petroleum Corp.                                               25,162             330,125
 * Calloways Nursery, Inc.                                               1,200                 198
 # Cal-Maine Foods, Inc.                                                39,100             539,580
 * Calton, Inc.                                                          4,480               1,926
 * CAM Commerce Solutions, Inc.                                          3,000              56,737
   Cambrex Corp.                                                        51,700           1,181,345
 * Cambridge Heart, Inc.                                                 6,600               4,290
   Camco Financial Corp.                                                 7,516             107,704
 * Candela Corp.                                                        39,910             415,064
 * Candies, Inc.                                                        45,550             114,786
 * Candlewood Hotel Co., Inc.                                            1,500                  85
 * Cannon Express, Inc. Class A                                            200                  36
 * Cannondale Corp.                                                      6,400                 896
 * Cantel Medical Corp.                                                 16,740             287,928
 * Canterbury Consulting Group, Inc.                                     1,571               1,296
 * Canyon Resources Corp.                                               48,600             158,436
   Capital Corp. of the West                                             5,046             181,656
 * Capital Crossing Bank                                                 5,900             374,060
 * Capital Pacific Holdings, Inc.                                       14,500              58,362
 * Capital Senior Living Corp.                                          42,200             217,330
   Capital Southwest Corp.                                                 300              22,650
   Capitol Bancorp, Ltd.                                                 8,564             215,984
 * Caprius, Inc.                                                           548                 110
 * Capstone Turbine Corp.                                               74,000             206,460
 * Captaris, Inc.                                                       57,600             348,480
 * Captiva Software Corp.                                                4,400              44,308
 * Caraustar Industries, Inc.                                           51,184             684,842
 # Carbo Ceramics, Inc.                                                 28,600           1,999,140
 * Cardiac Sciences, Inc.                                              136,100             340,250
 * Cardima, Inc.                                                         6,300     $         5,418
 * CardioDynamics International Corp.                                   85,661             563,649
*# CardioGenesis Corp.                                                  32,100              21,507
 * Cardiotech International, Inc.                                       31,263             117,236
 * Career Blazers, Inc. Trust Units                                        800                   0
 * Carmike Cinemas, Inc.                                                19,700             721,020
   Carpenter Technology Corp.                                           40,400           1,228,968
 * Carreker Corp.                                                       21,871             199,682
 * Carriage Services, Inc. Class A                                      28,700             147,805
 * Carrier Access Corp.                                                 59,989             667,078
 * Carrington Laboratories, Inc.                                         9,800              42,042
 * Carrizo Oil & Gas, Inc.                                              14,100             119,286
   Cascade Corp.                                                        20,800             508,560
   Cascade Natural Gas Corp.                                            20,100             399,387
 * Casella Waste Systems, Inc. Class A                                  40,669             568,553
   Casey's General Stores, Inc.                                         84,800           1,384,784
   Cash America International, Inc.                                     48,200             972,194
 * Castle (A.M.) & Co.                                                  15,437             131,060
   Castle Energy Corp.                                                   6,600              71,709
 * Casual Male Retail Group, Inc.                                       63,100             429,080
 * Catalina Lighting, Inc.                                               1,760              18,865
 * Catalina Marketing Corp.                                             90,800           1,533,612
 * Catalyst International, Inc.                                          7,600              10,640
 * Catalyst Semiconductor, Inc.                                         28,040             224,881
 * Catalytica Energy Systems, Inc.                                      15,391              51,560
 * Catapult Communications Corp.                                        22,600             373,126
   Cathay Bancorp, Inc.                                                 38,961           2,460,387
   Cato Corp. Class A                                                   35,000             771,050
 * Cavalier Homes, Inc.                                                 32,060             180,818
   Cavalry Bancorp, Inc.                                                   500               7,530
 * Cavco Industries, Inc.                                                3,852             146,141
   CCA Industries, Inc.                                                 11,800              91,450
 * CCC Information Services Group, Inc.                                 25,700             372,136
 * CD Warehouse, Inc.                                                    3,300                   7
 * CD&L, Inc.                                                            2,600               3,640
   CDI Corp.                                                            35,300           1,171,607
 * CEC Entertainment Inc.                                               69,550           2,137,271
 * Celadon Group, Inc.                                                  14,000             201,880
 * Celebrity, Inc. Escrow Shares                                         1,300                   0
   Celeritek, Inc.                                                      22,200              78,144
 * Cell Genesys, Inc.                                                   79,352             815,739
*# Cell Therapeutics, Inc.                                              88,200             617,400
 * Cellegy Pharmaceuticals, Inc.                                        46,100             187,166
 * CellStar Corp.                                                       33,948             205,385
 * Centene Corp.                                                        36,200           1,305,010
 * Centennial Communications Corp.                                      49,800             359,556
   Center Bancorp, Inc.                                                  1,890              22,189
   Center Finl CO                                                       12,960             191,160
*# CenterSpan Communication Corp.                                        8,400                 714
 * Centillium Communications, Inc.                                      64,069             211,428
 * Centra Software, Inc.                                                45,500              99,190
   Central Bancorp, Inc.                                                 1,600              56,880
*# Central European Distribution Corp.                                  19,418             587,977
 * Central Garden & Pet Co.                                             30,300           1,126,251
   Central Pacific Financial Corp.                                      28,400             687,280
   Central Parking Corp.                                                63,137           1,167,403
   Central Vermont Public Service Corp.                                 21,700             423,367
 * Century Aluminum Co.                                                 55,390           1,283,386
   Century Bancorp Income Class A                                        1,000              32,700
 * Century Business Services, Inc.                                     141,857             584,451

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Cenveo, Inc.                                                         84,800     $       262,032
 * Cepheid, Inc.                                                        74,706             683,560
 * Ceradyne, Inc.                                                       28,650             953,185
   Cerberonics, Inc. Class A                                               200               1,852
 * Ceres Group, Inc.                                                    54,395             338,337
*# Cerner Corp.                                                         49,309           2,108,453
 * Cerus Corp.                                                          39,700              85,355
 * CEVA, Inc.                                                           10,833              86,664
   CFS Bancorp, Inc.                                                    21,420             290,241
   CH Energy Group, Inc.                                                28,700           1,305,850
 * Chad Therapeutics                                                    10,000              42,500
 * Champion Enterprises, Inc.                                          126,100           1,179,035
   Champion Industries, Inc.                                             9,674              44,307
 * Championship Auto Racing Teams, Inc.                                  8,900               1,041
 * Champps Entertainment, Inc.                                          21,340             191,398
 * Channell Commercial Corp.                                             6,600              29,700
 * Charles and Colvard, Ltd.                                            23,800             139,944
 * Charles River Associates, Inc.                                        9,000             305,370
 * Charlotte Russe Holding, Inc.                                        38,600             713,714
 * Charming Shoppes, Inc.                                              200,877           1,719,507
 * Chart Industries                                                         23                 690
*# Charter Communications, Inc.                                        142,500             548,625
   Charter Financial Corp.                                              22,811             770,784
   Chase Corp.                                                           4,000              59,200
 * Chattem, Inc.                                                        35,000             930,300
 * Chaus (Bernard), Inc.                                                 1,300               1,300
 * Checkers Drive-In Restaurant, Inc.                                   21,107             216,347
 * Checkpoint Systems, Inc.                                             67,700           1,168,502
   Chemed Corp.                                                         20,900             986,898
   Chemical Financial Corp.                                             42,938           1,504,977
 * Cheniere Energy, Inc.                                                31,200             471,120
   Cherokee, Inc.                                                        8,100             186,300
   Chesapeake Corp.                                                     32,802             712,459
   Chesapeake Utilities Corp.                                            9,000             209,970
   Chester Valley Bancorp                                                  575              11,759
 * Chicago Pizza & Brewery, Inc.                                        35,022             469,995
   Chicago Rivet & Machine Co.                                             200               5,829
 * Children's Place Retail Stores, Inc.                                 45,400           1,075,072
 * Childtime Learning Centers, Inc.                                      5,200              13,884
*# ChipPAC, Inc.                                                       155,100           1,008,150
 * Chiquita Brands International, Inc.                                  72,996           1,278,890
   Chittenden Corp.                                                     66,083           2,141,750
   Choice Hotels International, Inc.                                    53,600           2,567,440
 * Cholestech Corp.                                                     25,300             241,615
 * Chordiant Software, Inc.                                            122,500             474,075
   Christopher & Banks Corp.                                            68,013           1,292,247
*# ChromaVision Medical Systems, Inc.                                   20,200              27,068
 * Chromcraft Revington, Inc.                                            6,000              84,900
 * Chronimed, Inc.                                                      21,901             162,067
   Churchill Downs, Inc.                                                14,400             545,472
*# Chyron Corp.                                                         33,400              20,040
 * Ciber, Inc.                                                         117,312           1,044,077
 * Cima Laboratories, Inc.                                              19,900             643,168
 * Cimarex Energy Co.                                                   14,004             394,773
 * Cincinnati Bell, Inc.                                               447,700           1,844,524
 * Ciphergen Biosystems, Inc.                                           52,200             407,682
 * Ciprico, Inc.                                                         4,900              22,809
   CIRCOR International, Inc.                                           26,290             516,336
 * Cirrus Logic, Inc.                                                  151,800           1,127,874
   Citizens Banking Corp.                                               67,033           2,010,320
   Citizens South Banking Corp.                                         14,029     $       181,676
*# Citizens, Inc. Class A                                               57,326             390,963
   City Holding Co.                                                     30,086             903,182
 * CKE Restaurants, Inc.                                               103,800           1,050,456
   Clarcor, Inc.                                                        45,700           1,938,137
 * Clark, Inc.                                                          31,124             544,048
 * Clarus Corp.                                                         29,800             353,428
*# Clayton Williams Energy, Inc.                                         9,200             211,048
*# Clean Harbors, Inc.                                                  25,100             182,979
 * Clearone Communications, Inc.                                        11,300              66,387
   Cleco Corp.                                                          84,700           1,469,545
 * Cleveland Cliffs, Inc.                                               19,200             900,288
*# ClickAction, Inc. Escrow                                              7,900                 395
   Clinical Data Inc                                                     1,787              20,157
 * Closure Medical Corp.                                                25,642             638,999
 * CMG Information Services, Inc.                                       66,700             131,399
*# CMS Energy Corp.                                                    273,775           2,359,940
 * CNA Surety Corp.                                                     67,918             706,347
*# CNE Group, Inc.                                                       2,000                 820
 * CNET Networks, Inc.                                                 241,100           2,329,026
   CNS, Inc.                                                            24,800             249,736
   Coachmen Industries, Inc.                                            28,000             452,480
 * Coast Dental Services, Inc.                                           2,066               6,405
   Coast Distribution System                                             5,600              35,784
 * Coastcast Corp.                                                       7,600              16,340
   CoBiz, Inc.                                                          12,825             177,498
 * Cobra Electronics Corp.                                               6,100              54,717
   Coca-Cola Bottling Co. Consolidated                                   6,000             333,420
*# Coeur d'Alene Mines Corp.                                           457,200           2,144,268
 * Cogent Communications Group, Inc.                                     8,913               3,565
   Cognex Corp.                                                         64,800           2,147,472
 * Cognitronics Corp.                                                    4,250              15,045
 * Coherent, Inc.                                                       53,846           1,458,688
   Cohu, Inc.                                                           38,600             731,470
*# Coinstar, Inc.                                                       38,200             664,680
 * Coldwater Creek, Inc.                                                23,850             634,648
   Cole (Kenneth) Productions, Inc. Class A                             19,450             636,987
 * Cole National Corp. Class A                                          14,800             336,108
 * Collagenex Pharmaceuticals, Inc.                                     25,400             249,428
 * Collins & Aikman Corp.                                              142,960             759,118
   Collins Industries, Inc.                                              7,000              39,970
   Columbia Banking System, Inc.                                        25,547             542,107
 * Columbia Laboratories, Inc.                                          71,600             219,096
 * Columbus McKinnon Corp.                                              25,800             136,714
 * Comarco, Inc.                                                        10,200              72,624
 * Comdial Corp.                                                           600               1,560
 * Comforce Corp.                                                       13,277              26,288
 * Comfort Systems USA, Inc.                                            65,500             461,775
   Commerce Group, Inc.                                                 33,100           1,500,092
*# Commerce One, Inc.                                                   51,000              52,020
   Commercial Bancshares, Inc.                                           5,665             144,741
   Commercial Federal Corp.                                             71,900           2,014,638
   Commercial Metals Co.                                                52,300           1,574,230
   Commercial National Financial Corp.                                   3,200              80,800
 * Commonwealth Industries, Inc.                                        28,815             257,894
*# Commonwealth Telephone Enterprises, Inc.                             38,100           1,615,440
*# Commscope, Inc.                                                     110,400           1,904,400
   Communications Systems, Inc.                                          8,200              64,780
   Community Bank System, Inc.                                          48,600           1,070,172

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Community Bankshares, Inc.                                              210     $         3,906
   Community First Bankshares, Inc.                                     63,200           2,028,720
   Community Trust Bancorp, Inc.                                        13,730             427,964
   Community West Bancshares                                             5,500              46,612
 * Competitive Technologies, Inc.                                        6,100              22,265
 * Compex Technologies, Inc.                                            21,854             130,687
 * Compucom Systems, Inc.                                               90,241             405,182
 * CompuCredit Corp.                                                    81,131           1,423,038
*# Compudyne Corp.                                                      14,404             143,320
 * Computer Access Technology Corp.                                     41,000             190,650
 * Computer Horizons Corp.                                              37,400             133,518
 * Computer Network Technology Corp.                                    47,000             283,880
   Computer Programs & Systems, Inc.                                    18,000             349,020
 * Computer Task Group, Inc.                                            35,900             156,165
 * CompX International, Inc.                                             5,100              82,875
 * Comstock Resources, Inc.                                             62,400           1,173,744
 * Comtech Telecommunications Corp.                                     25,600             454,144
 * Concepts Direct, Inc.                                                   700                 124
 * Conceptus, Inc.                                                      44,836             467,639
 * Concord Camera Corp.                                                 48,356             149,420
 * Concord Communications, Inc.                                         30,000             342,600
 * Concur Technologies, Inc.                                            57,631             625,873
 * Concurrent Computer Corp.                                           106,000             214,120
 * Conexant Systems, Inc.                                              237,333           1,120,212
 * Congoleum Corp. Class A                                               3,600               8,100
 * Conmed Corp.                                                         53,111           1,351,675
   Connecticut Water Services, Inc.                                      7,600             191,132
*# Connetics Corp.                                                      63,400           1,354,858
 * Conrad Industries, Inc.                                               7,200              16,358
 * Consolidated Freightways Corp.                                          550                   1
 * Consolidated Graphics, Inc.                                          24,282             974,922
   Consolidated Tokoma Land Co.                                          6,100             204,045
 * Consumer Portfolio Services, Inc.                                     1,500               6,735
*# Continental Airlines, Inc.                                          119,100           1,273,179
 * Continental Materials Corp.                                             200               5,858
*# Convera Corp.                                                        60,916             173,001
 * Convergence Systems, Inc.                                                 1                  45
*# Cooker Restaurant Corp.                                               6,500                  39
   Cooper Companies, Inc.                                               39,200           2,163,840
   Cooper Tire & Rubber Co.                                             83,900           1,769,451
   Cooperative Bankshares, Inc.                                          1,400              32,200
 * Copart, Inc.                                                        134,800           3,322,820
*# Copper Mountain Networks, Inc.                                       11,310             143,524
*# Corautus Genetics, Inc.                                               1,542               8,866
 * Core Molding Technologies, Inc.                                       7,700              26,950
 * Corillian Corp.                                                      63,800             307,516
 * Corinthian Colleges, Inc.                                            18,900             536,949
 * Corio, Inc.                                                         108,400             244,984
 * Corixa Corp.                                                        100,097             507,492
   Corn Products International, Inc.                                    57,600           2,498,688
 * Cornell Companies, Inc.                                              23,800             317,730
 * Correctional Services Corp.                                          20,512              63,587
 * Corrections Corporation of America                                   63,100           2,414,206
 * Corrpro Companies, Inc.                                               7,275              12,076
   Corus Bankshares, Inc.                                               50,444           1,971,352
 * Corvel Corp.                                                         10,900             253,207
 * Cosine Communications, Inc.                                          16,721              66,550
 * Cost Plus, Inc.                                                      39,175           1,288,466
 * CoStar Group, Inc.                                                   32,391           1,340,340
 * Cost-U-Less, Inc.                                                     3,000              17,310
   Cotton States Life Insurance Co.                                      6,330             125,809
   Courier Corp.                                                         4,275     $       166,853
 * Covansys Corp.                                                       48,200             524,416
 * Covenant Transport, Inc. Class A                                     22,130             346,777
 * Covista Communications, Inc.                                          3,000               9,000
   CPAC, Inc.                                                            5,120              29,645
 * CPI Aerostructures, Inc.                                              9,566             102,356
   CPI Corp.                                                            11,200             173,824
   Craftmade International, Inc.                                         8,700             180,960
   Crawford & Co. Class A                                               27,300             133,224
   Crawford & Co. Class B                                               25,300             125,235
 * Cray, Inc.                                                          127,300           1,003,124
*# Credence Systems Corp.                                              114,047           1,597,798
 * Credit Acceptance Corp.                                              71,369           1,074,103
*# Cree Research, Inc.                                                  51,000           1,173,510
 * Critical Path, Inc.                                                  33,200              63,080
 * Criticare Systems, Inc.                                              20,300              62,930
   Crompton Corp.                                                      206,100           1,230,417
 * Cross (A.T.) Co. Class A                                             14,700              82,908
 * Cross Country Healthcare, Inc.                                       55,657             924,463
 * Crossroads Systems, Inc.                                             42,500              77,435
 * Crown Andersen, Inc.                                                  1,000               1,750
 * Crown Financial Group, Inc.                                           6,600               7,920
 * Crown Holdings, Inc.                                                247,400           2,209,282
 * Crown Media Holdings, Inc.                                          127,651           1,155,242
*# Cryolife, Inc.                                                       41,800             213,180
 * CSG Systems International, Inc.                                      96,800           1,847,912
 * CSK Auto Corp.                                                       83,600           1,433,740
 * CSP, Inc.                                                             3,500              25,203
   CSS Industries, Inc.                                                 12,900             450,210
   CT Communications, Inc.                                              30,860             422,782
   CTS Corp.                                                            64,959             708,053
   Cubic Corp.                                                          48,100           1,082,731
 * Cubist Pharmaceuticals, Inc.                                         72,425             719,904
 * Culp, Inc.                                                           19,600             145,040
 * Cumulus Media, Inc. Class A                                          90,093           1,670,324
 * CUNO, Inc.                                                           30,408           1,395,119
 * CuraGen Corp.                                                        85,560             427,800
 * Curative Health Services Inc                                         23,100             243,012
 * Curis, Inc.                                                          74,150             330,635
   Curtiss-Wright Corp.                                                 11,600             545,780
   Cutter & Buck, Inc.                                                  18,524             191,909
 * CV Therapeutics, Inc.                                                56,405             737,777
   CVB Financial Corp.                                                  87,076           1,809,439
 * Cyberguard Corp.                                                     42,022             355,506
 * Cyberonics, Inc.                                                     42,100             826,002
 * Cyberoptics Corp.                                                    14,300             299,013
 * Cybersource Corp.                                                    59,900             506,155
 * Cybex International, Inc.                                             8,700              32,538
*# Cycle Ctry Acc                                                        6,300              33,705
*# CycleLogic, Inc.                                                         29                   3
 * Cygnus, Inc.                                                          1,300                 338
 * Cymer, Inc.                                                          63,700           2,344,160
   Cytec Industries, Inc.                                               62,000           2,496,740
 * Cytogen Corp.                                                        27,070             351,910
*# Cytrx Corp.                                                           1,700               2,074
   D & K Healthcare Resources, Inc.                                     28,330             339,110
 * D A Consulting Group, Inc.                                            6,700                  37
   D&E Communications, Inc.                                             17,374             225,167
 * Daily Journal Corp.                                                     200               6,600
 * Daktronics, Inc.                                                     33,879             791,075
*# Dan River, Inc. Class A                                              27,400               2,945

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Danielson Holding Corp.                                              33,400     $       318,636
 * Darling International, Inc.                                         114,700             395,715
 * Data I/O Corp.                                                        7,600              21,736
 * Data Systems & Software, Inc.                                         7,300              12,191
 * Datakey, Inc.                                                         1,000                 750
 * Datalink Corp.                                                       13,300              48,545
 * Dataram Corp.                                                        14,400             115,920
   Datascope Corp.                                                      26,634             924,999
 * Datastream Systems, Inc.                                             20,100             125,826
 * Datatec Systems, Inc.                                                 7,000               3,605
 * DataTRAK International, Inc.                                          5,200              57,460
 * Datawatch Corp.                                                       4,132              17,437
 * Dave and Busters, Inc.                                               13,200             246,840
 * Davel Communications, Inc.                                               94                   1
 * Dawson Geophysical Co.                                                5,400              80,190
 * Daxor Corp.                                                           4,600              96,830
   Deb Shops, Inc.                                                      19,299             462,983
 * Deckers Outdoor Corp.                                                 9,200             230,000
 * Decora Industries, Inc.                                               5,500                  32
   Decorator Industries, Inc.                                            2,762              22,096
 * Del Global Technologies Corp.                                        10,927              24,859
 * Del Laboratories, Inc.                                                9,506             273,773
 * Delphax Technologies, Inc.                                            6,100              39,040
   Delphi Financial Group, Inc. Class A                                 46,350           1,866,978
*# Delta Air Lines, Inc.                                               195,200           1,190,720
   Delta and Pine Land Co.                                              68,900           1,597,102
   Delta Apparel, Inc.                                                   5,240             118,319
 * Delta Financial Corp.                                                28,900             176,001
   Delta Natural Gas Co., Inc.                                           2,800              65,016
 * Delta Woodside Industries, Inc.                                       5,850               7,897
   Deltic Timber Corp.                                                  21,771             772,435
 * Denali, Inc.                                                          4,300                 430
 * Denbury Resources, Inc.                                              98,100           1,805,040
 * Dendreon Corp.                                                      103,881           1,137,497
 * Dendrite International, Inc.                                         73,874           1,240,344
 * Department 56, Inc.                                                  23,700             374,460
*# DepoMed, Inc.                                                        78,000             593,580
 * Detrex Corp.                                                            500                 787
 * Devcon International Corp.                                            3,600              41,400
 * DHB Industries, Inc.                                                 73,300             691,219
   Diagnostic Products Corp.                                            52,200           2,198,664
*# Diametrics Medical, Inc.                                              2,500                 275
 * DiamondCluster International, Inc.                                   58,884             570,586
 * Diedrich Coffee, Inc.                                                 4,025              15,899
 * Digene Corp.                                                         35,000           1,365,350
 * Digi International, Inc.                                             37,548             390,124
 * Digimarc Corp.                                                       37,265             421,094
*# Digital Angel Corp.                                                  55,000             177,100
*# Digital Generation Systems, Inc.                                    114,900             166,605
 * Digital Impact, Inc.                                                 56,900             101,282
 * Digital Insight Corp.                                                63,100           1,219,092
*# Digital Lightwave, Inc.                                              49,700              81,508
 * Digital River, Inc.                                                  57,000           1,790,370
 * Digitas, Inc.                                                       113,157           1,046,702
   Dime Community Bancorp, Inc.                                         67,700           1,157,670
   Dimon, Inc.                                                          78,529             482,953
 * Diodes, Inc.                                                         12,150             265,234
 * Dionex Corp.                                                         38,310           1,929,292
 * Directrix, Inc.                                                         813                   3
 * Discovery Partners International                                     41,953             217,736
 * Display Technologies, Inc.                                           11,330                  23
   Distributed Energy Systems Corp.                                     59,250     $       189,600
 * Ditech Communications Corp.                                          58,480           1,205,273
 * Diversa Corp.                                                        77,608             730,291
 * Diversified Corporate Resources, Inc.                                   800               1,120
 * Dixie Group, Inc.                                                    18,500             218,485
 * Dixon Ticonderoga Co.                                                 1,900               7,125
 * DJ Orthopedics, Inc.                                                 38,800             905,204
 * DLB Oil & Gas, Inc.                                                   1,300                   0
 * DocuCorp International, Inc.                                         18,773             167,643
 * Document Sciences Corp.                                              14,200              74,962
 * Dollar Thrifty Automotive Group, Inc.                                45,400           1,190,388
 * Dominion Homes, Inc                                                   5,800             176,958
   Donegal Group, Inc. Class A                                           6,066             127,265
   Donegal Group, Inc. Class B                                           2,933              60,185
 * Dot Hill Systems Corp.                                               70,760             672,220
 * DoubleClick, Inc.                                                   164,482           1,394,807
 * DOV Pharmaceutical, Inc.                                             30,394             457,734
   Dover Downs Gaming & Entertainment, Inc.                              9,910             106,235
   Dover Motorsports, Inc.                                              26,200             120,258
   Downey Financial Corp.                                               36,476           1,929,580
*# DPAC Technologies Corp.                                              20,900              16,469
 * Drew Industries, Inc.                                                18,400             685,400
*# Drexler Technology Corp.                                             20,500             348,500
 * Dril-Quip, Inc.                                                      31,100             513,772
 * DRS Technologies, Inc.                                               48,500           1,357,515
 * Drugstore.com, Inc.                                                 133,100             617,584
 * DSP Group, Inc.                                                      51,900           1,366,008
 * DT Industries, Inc.                                                  10,300                 335
 * Duane Reade, Inc.                                                    36,021             594,346
 * Duckwall-ALCO Stores, Inc.                                            4,100              70,684
 * Ducommun, Inc.                                                       17,100             322,335
 * DuPont Photomasks, Inc.                                              32,755             723,230
   Duquesne Light Holdings, Inc.                                       104,700           2,013,381
 * Dura Automotive Systems, Inc.                                        28,100             265,826
 * DuraSwitch Industries, Inc.                                          10,500              31,384
 * Duratek, Inc.                                                        13,500             175,500
*# Durect Corp.                                                         91,387             322,596
*# DUSA Pharmaceuticals, Inc.                                           29,500             311,520
 * DVI, Inc.                                                            11,300                 186
 * Dyax Corp.                                                           56,000             551,600
 * Dycom Industries, Inc.                                               87,266           2,154,598
*# Dynacq Healthcare, Inc.                                              22,200             139,860
 * Dynamex, Inc.                                                        19,900             261,486
 * Dynamic Materials Corp.                                               2,000               6,120
 * Dynamics Research Corp.                                              14,598             239,553
 * Dynegy, Inc.                                                         84,700             371,833
*# E Com Ventures, Inc.                                                  2,175              20,119
 * E-Loan, Inc.                                                        108,400             264,496
   E-Z-EM, Inc.                                                          8,562             160,109
 * E.piphany, Inc.                                                     127,687             600,129
   Eagle Materials, Inc.                                                25,000           1,667,500
 * EarthLink, Inc.                                                     198,575           1,993,693
   East West Bancorp, Inc.                                              41,300           2,505,671
   Eastern Co.                                                           4,950              77,913
 * EasyLink Services Corp.                                               7,969              10,200
 * Echelon Corp.                                                        72,571             778,687
 * Eclipsys Corp.                                                       17,600             244,288
 * eCollege.com                                                         36,200             609,246
   Ecology & Environment, Inc. Class A                                   2,000              20,000
   Edelbrock Corp.                                                       5,470              82,323

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Eden Bioscience Corp.                                                12,800     $        14,080
*# EDGAR Online, Inc.                                                   16,400              16,072
 * Edge Petroleum Corp.                                                 23,100             319,935
 * Edgewater Technology, Inc.                                           11,569              71,612
   Edo Corp.                                                            35,800             768,984
   Educational Development Corp.                                         1,800              19,611
   EFC Bancorp, Inc.                                                     4,600             109,250
 * EFJ, Inc.                                                             7,800              64,740
 * eFunds Corp.                                                         86,006           1,376,956
 * EGL, Inc.                                                            84,700           1,937,936
 * El Paso Electric Co.                                                108,600           1,569,270
 * Elcom International, Inc.                                             3,500                 560
   Electro Rent Corp.                                                   39,266             429,570
 * Electro Scientific Industries, Inc.                                  33,300             760,239
 * Electroglas, Inc.                                                    37,600             197,400
 * Electronics Boutique Holdings Corp.                                  44,730           1,232,759
 * Electronics for Imaging, Inc.                                        84,900           2,356,824
 * Elizabeth Arden, Inc.                                                42,200             930,088
   ElkCorp                                                              35,300             875,440
 * eLoyalty Corp.                                                        6,700              42,411
 * ELXSI Corp.                                                           1,800               6,570
 * Embarcadero Technologies, Inc                                        47,750             541,007
 * Embrex, Inc.                                                         14,600             188,048
   EMC Insurance Group, Inc.                                            11,300             229,164
 * Emcor Group, Inc.                                                    27,100           1,148,498
 * EMCORE Corp.                                                         65,111             192,729
 * Emerging Vision, Inc.                                                25,700               3,341
 * Emeritus Corp.                                                       14,100              80,370
 * Emerson Radio Corp.                                                  45,422             152,164
 * Emisphere Technologies, Inc.                                         33,000             167,640
 * Emmis Communications Corp. Class A                                   82,800           1,805,040
   Empire District Electric Co.                                         45,400             908,908
 * EMS Technologies, Inc.                                               19,932             433,720
 * En Pointe Technologies, Inc.                                          6,500              12,285
 * Encore Acquisition Co.                                               54,800           1,539,880
 * Encore Capital Grooup, Inc.                                          31,700             483,108
 * Encore Medical Corp.                                                 74,500             520,010
 * Encore Wire Corp.                                                    25,965             791,024
 * Encysive Pharmaceuticals, Inc.                                       94,800             871,686
 * Endocardial Solutions, Inc.                                          39,300             382,389
 * Endocare, Inc.                                                       25,800              76,755
 * Endologix, Inc.                                                      57,000             281,580
   Energen Corp.                                                        41,300           1,850,240
 * Energy Conversion Devices, Inc.                                      43,105             540,106
 * Energy Partners, Ltd.                                                58,000             769,660
 * Energy West, Inc.                                                     3,900              25,545
   EnergySouth, Inc.                                                     7,971             290,304
 * Enesco Group, Inc.                                                   25,600             246,528
   Engineered Support Systems, Inc.                                     45,881           2,404,164
 * ENGlobal Corp.                                                        1,700               2,839
 * Enherent Corp.                                                       17,400               2,610
*# Enlighten Software Solutions, Inc.                                    1,600                   3
   Ennis Business Forms, Inc.                                           28,800             444,960
 * EnPro Industries, Inc.                                               35,200             680,768
 * Entegris, Inc.                                                      125,864           1,428,556
 * Enterrasys Networks, Inc.                                           378,100             741,076
 * Entravision Communications Corp.                                    106,817             865,218
 * Entremed, Inc.                                                       66,600             141,858
 * Entrust, Inc.                                                       114,400             526,240
 * Environmental Elements Corp.                                          5,000                 775
 * Environmental Technologies Corp.                                      3,700     $            26
 * Environmental Tectonics Corp.                                         7,100              52,540
 * Enzo Biochem, Inc.                                                   53,066             708,962
 * Enzon Pharmaceuticals, Inc.                                          51,600             741,492
 * EP Medsystems, Inc.                                                  14,900              43,210
 * EpicEdge, Inc.                                                       21,900                 208
 * Epicor Software Corp.                                                79,442           1,063,728
 * Epimmune, Inc.                                                       22,900              39,159
 * EPIQ Systems, Inc.                                                   31,150             455,724
 * EPIX Medical, Inc.                                                   40,828             997,428
 * ePlus, Inc.                                                          14,300             168,454
 * ePresence, Inc.                                                      25,100             101,404
*# Equimed Inc. Nevis                                                    2,250                   0
 * Equinix, Inc.                                                        27,300             858,585
 * Equity Marketing, Inc.                                                5,700              73,188
 * Equity Oil Co.                                                       16,000              68,000
*# eResearch Technology, Inc.                                           92,100           2,329,209
 * Ergo Science Corp.                                                    7,150              17,160
   ESB Financial Corp.                                                  11,762             149,142
*# Escalon Medical Corp.                                                 3,200              43,456
 * Esco Technologies, Inc.                                              23,200           1,143,760
 * eSpeed, Inc.                                                         50,500             957,985
   Espey Manufacturing & Electronics Corp.                                 400               9,044
 * ESS Technology, Inc.                                                 70,800             811,368
 * Esterline Technologies Corp.                                         36,500             919,070
   Ethan Allen Interiors, Inc.                                          34,800           1,356,156
 * Ethyl Corp.                                                          30,300             608,121
 * Euronet Worldwide, Inc.                                              53,952           1,240,356
 * European Micro Holdings, Inc.                                         4,600                 264
 * Evans & Sutherland Computer Corp.                                    10,400              51,844
 * Evans Systems, Inc.                                                   4,000                 360
 * Evercel, Inc.                                                           766                 295
 * Evergreen Resources, Inc.                                            58,700           2,221,795
*# Evergreen Solar, Inc.                                                26,400              79,992
 * Everlast Worldwide, Inc.                                              1,500               4,050
   EverTrust Financial Group, Inc.                                       2,850              55,461
 * Evolving Systems, Inc.                                               12,600              50,148
*# Exabyte Corp.                                                         1,000                 830
 * Exact Sciences Corp.                                                 44,505             281,272
 * Exactech, Inc.                                                       10,800             216,000
 * Exar Corp.                                                           70,108           1,116,820
 * Excel Technology, Inc.                                               20,400             657,900
 * Exelixis, Inc.                                                      124,818           1,150,822
 * Exponent, Inc.                                                        6,700             167,031
 * ExpressJet Holdings, Inc.                                            88,400           1,053,728
 * Extended Systems, Inc.                                               11,100              55,167
 * Extreme Networks, Inc.                                              202,100           1,075,172
 * Exult, Inc.                                                         192,081           1,187,061
 * Ezcorp, Inc. Class A Non-Voting                                      10,800              87,804
 * Ezenia! Inc.                                                            200                 140
   F.N.B. Corp.                                                         81,720           1,631,131
 * F5 Networks, Inc.                                                    61,300           1,819,997
 * Fab Industries, Inc.                                                  5,200              18,200
*# Factory 2-U Stores, Inc.                                             26,949              25,332
 # Factset Research Systems, Inc.                                       57,000           2,491,470
 * Fairchild Corp. Class A                                              40,052             180,234
 * Falcon Products, Inc.                                                11,800              44,250
*# FalconStor Software, Inc.                                            81,300             562,596
 * Famous Dave's of America, Inc.                                       22,120             174,129
 * Fargo Electronics                                                    22,200             252,192

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Farmer Brothers Co.                                                  19,000     $       542,640
 * Faro Technologies, Inc.                                              24,400             652,456
   FBL Financial Group, Inc. Class A                                    38,700           1,097,919
 * Featherlite, Inc.                                                     6,500              29,185
   Fedders Corp.                                                        53,810             238,916
   Federal Screw Works                                                   1,562              58,263
 # Federal Signal Corp.                                                 84,700           1,508,507
*# Federal-Mogul Corp.                                                  57,900              15,343
 * FEI Co.                                                              58,700           1,464,565
 * Female Health Co.                                                     9,300              29,295
   Ferro Corp.                                                          73,800           1,889,280
   FFLC Bancorp                                                          5,400             137,322
 * Fibermark, Inc.                                                       3,000                 300
*# Fiberstars, Inc.                                                     10,900              92,966
   Fidelity Bankshares, Inc.                                            27,022             914,424
 * Fidelity Federal Bancorp                                              2,500               4,200
   Fidelity Southern Corp.                                               8,800             118,800
 * Filenet Corp.                                                        69,380           1,897,543
 * Financial Federal Corp.                                              32,500           1,015,300
 * Financial Industries Corp.                                           12,482             142,919
 * Findwhat.Com                                                         39,600             917,136
*# Finisar Corp.                                                       333,296             663,259
 * Finish Line, Inc. Class A                                            34,100           1,135,530
 * Finishmaster, Inc.                                                      800               8,140
 * Finlay Enterprises, Inc.                                             19,000             372,020
 * Firebrand Financial Group, Inc.                                       9,100                 328
   First Albany Companies, Inc.                                          9,098              95,256
 * First Aviation Services, Inc.                                         6,200              30,132
   First Bancorp                                                         6,210             189,405
 * First Cash Financial Services, Inc.                                  29,000             597,400
   First Charter Corp.                                                  52,633           1,102,135
   First Citizens Bancshares, Inc.                                       1,300             150,800
   First Commonwealth Financial Corp.                                  104,509           1,391,015
   First Community Bancorp                                              27,000             980,100
   First Community Bancshares, Inc.                                      5,500             148,500
 * First Consulting Group, Inc.                                         44,128             230,348
   First Defiance Financial Corp.                                        6,859             171,612
   First Federal Bancshares of Arkansas, Inc.                            5,800             117,160
   First Federal Capital Corp.                                          38,084           1,033,600
   First Financial Bancorp                                              78,048           1,329,157
   First Financial Bankshares, Inc.                                     15,395             624,267
   First Financial Corp.                                                 2,550              74,001
   First Financial Holdings, Inc.                                       22,600             666,700
   First Franklin Corp.                                                    300               5,550
 * First Horizon Pharmaceutical Corp.                                   64,564           1,144,397
   First Indiana Corp.                                                  26,617             525,153
 * First Investors Financial Services Group, Inc.                        5,400              29,538
   First Keystone Financial, Inc.                                        2,000              54,000
   First M&F Corp.                                                       2,100              69,489
 * First Mariner Bank Corp.                                              4,900              87,367
   First Merchants Corp.                                                32,408             778,764
   First Midwest Bancorp, Inc.                                           7,375             252,594
   First Midwest Financial, Inc.                                         2,400              53,760
   First Mutual Bancshares, Inc.                                         5,013             116,251
   First National Bankshares of Florida                                 28,320             551,107
   First Niagara Financial Group, Inc.                                 142,929           1,779,466
   First Oak Brook Bancshares, Inc. Class A                              3,150              91,350
   First PacTrust Bancorp, Inc.                                          8,200             176,710
   First Place Financial Corp.                                          22,751     $       374,026
   First Republic Bank                                                  27,350           1,114,786
   First SecurityFed Financial, Inc.                                     4,400             155,540
   First Sentinel Bancorp, Inc.                                         41,508             866,687
   First State Bancorporation                                           12,876             408,555
   First United Corp.                                                    3,500              73,360
 * First Virtual Communications, Inc.                                    4,150               6,557
   First Years, Inc.                                                     8,100             135,675
   Firstbank Corp.                                                       2,835              75,269
   FirstBank NW Corp.                                                    2,928              76,860
 * FirstCity Financial Corp.                                            18,200             141,960
 * FirstFed Financial Corp.                                             30,700           1,267,603
 * Firstwave Technologies, Inc.                                          2,600               7,774
 * Fischer Imaging Corp.                                                 9,100              26,845
   Flag Financial Corp.                                                  6,500              81,250
   Flagstar Bancorp, Inc.                                              103,400           2,229,304
 * Flamemaster Aerospace Corp. Restricted                                    4                   0
   Flamemaster Corp.                                                       278               1,162
 * Flanders Corp.                                                       45,560             325,754
 * Fleetwood Enterprises, Inc.                                          70,500             944,700
*# Fleming Companies, Inc.                                              15,082                  72
   Flexsteel Industries, Inc.                                            6,100             131,882
 * Flir Systems, Inc.                                                   55,800           2,745,360
 * Florida Banks, Inc.                                                   5,700             119,472
   Florida East Coast Industries, Inc.                                  57,400           2,076,732
   Florida Public Utilities Co.                                          3,866              73,454
   Florida Rock Industries, Inc.                                        39,850           1,584,037
 * Flow International Corp.                                             27,600              77,280
   Flowers Foods, Inc.                                                  79,925           1,867,847
 * Flowserve Corp.                                                      96,700           2,025,865
   Flushing Financial Corp.                                             33,714             590,332
 * FMC Corp.                                                            59,000           2,393,630
   FMS Financial Corp.                                                   3,300              56,100
   FNB Corp.                                                             2,700              52,380
   FNB Financial Services Corp.                                          2,625              48,562
*# Foamex International, Inc.                                           41,000             184,090
 * FOCUS Enhancements, Inc.                                              3,132               4,316
 * Foodarama Supermarkets, Inc.                                          1,100              44,275
   Foothill Independent Bancorp                                          6,555             133,788
*# Footstar, Inc.                                                       27,600             120,060
   Forest City Enterprises, Inc. Class B                                 4,500             226,125
 * Forest Oil Corp.                                                     75,170           1,871,733
 * Forgent Networks, Inc.                                               39,400              50,432
 * Forrester Research, Inc.                                             37,384             684,875
 * Forward Air Corp., Inc.                                              38,750           1,195,437
 * Fossil, Inc.                                                         94,218           2,238,620
 * Foster (L.B.) Co. Class A                                            10,000              78,000
*# Foster Wheeler, Ltd.                                                 40,600              47,908
 * Fountain Powerboat Industries, Inc.                                   4,700              22,560
*# FPIC Insurance Group, Inc.                                           17,946             484,542
   Frankfort First Bancorp, Inc.                                           850              18,156
 * Frankfort Tower Industries, Inc.                                     14,700                  73
 # Franklin Bancorp, Inc.                                                3,489              69,431
 * Franklin Covey Co.                                                   19,300              47,285
   Franklin Electric Co., Inc.                                          10,800             686,880
 * Franklin Electronic Publishers, Inc.                                  7,900              33,812
   Fred's, Inc.                                                         70,450           1,480,859
 * FreeMarkets, Inc.                                                    67,900             463,078
   Frequency Electronics, Inc.                                           8,300             116,532
   Fresh Brands, Inc.                                                    5,100              42,131

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Fresh Choice, Inc.                                                    5,900     $         9,794
 * Friede Goldman Halter, Inc.                                           1,083                   2
   Friedman Industries, Inc.                                             6,158              24,016
   Friedmans, Inc. Class A                                              35,240             111,358
 * Friendly Ice Cream Corp.                                              7,300              96,214
   Frisch's Restaurants, Inc.                                            4,900             139,895
 * Frontier Airlines, Inc.                                              59,961             557,637
   Frontier Oil Corp.                                                   47,800             945,006
 * Frozen Food Express Industries, Inc.                                 27,607             189,108
   FSF Financial Corp.                                                   2,300              79,580
 * FSI International, Inc.                                              50,700             349,323
 * FTI Consulting, Inc.                                                 76,425           1,280,119
 * FuelCell Energy, Inc.                                                85,854           1,362,503
   Fuller (H.B.) Co.                                                    51,309           1,374,568
*# FX Energy, Inc.                                                      19,400             162,378
   G & K Services, Inc. Class A                                         34,200           1,345,770
 * G-III Apparel Group, Ltd.                                             6,700              60,400
   GA Financial, Inc.                                                    5,300             185,606
   Gabelli Asset Management, Inc.                                       11,100             465,312
 * Gadzooks, Inc.                                                       13,600              24,140
 * Gaiam, Inc.                                                           5,500              33,440
 * Galaxy Nutritional Foods, Inc.                                       11,500              22,425
 * Galey & Lord, Inc.                                                    6,400                  32
*# Galyan's Trading Co.                                                 29,537             296,847
 * GameStop Corp.                                                       37,700             588,874
   GameTech International, Inc.                                         11,100              50,061
 * Gardenburger, Inc.                                                    4,000                 880
 * Gardner Denver Machinery, Inc.                                       34,688             908,479
 * Gartner Group, Inc.                                                  80,500             986,125
 * Gateway, Inc.                                                       140,600             569,430
   GATX Corp.                                                           85,200           2,054,172
 * Gaylord Entertainment Co.                                            69,463           1,997,061
   GB & T Bancshares, Inc.                                                 700              19,089
 * GC Companies, Inc.                                                      200                 125
 * Gehl Co.                                                              8,900             151,211
 * Genaera Corp.                                                        23,000              82,110
 * Genaissance Pharmaceuticals, Inc.                                    41,300             180,027
   Gencorp, Inc.                                                        80,111             910,061
 * Gene Logic, Inc.                                                     66,682             262,727
 * Genecor International, Inc.                                         102,608           1,541,172
 * Genelabs Technologies, Inc.                                         149,610             388,986
 * General Binding Corp.                                                13,300             178,619
 * General Cable Corp.                                                  70,700             566,307
 * General Communications, Inc. Class A                                 92,600             734,318
 * General DataComm Industries, Inc.                                     1,310                 458
 * General Employment Enterprises, Inc.                                  3,100               4,820
 * Genesco, Inc.                                                        39,200             983,920
 * Genesee & Wyoming, Inc.                                              33,750             771,525
 * Genesee Corp. Class B                                                   200                 765
 * Genesis HealthCare Corp.                                             31,450             814,240
 * Genesis Microchip, Inc.                                              37,462             605,011
 * Geneva Financial Corp.                                                2,600               1,950
 * Genlyte Group, Inc.                                                  24,500           1,439,865
*# Genta, Inc.                                                         131,800             303,140
 * Gentek, Inc.                                                         10,900                  44
 * Gentiva Health Services, Inc.                                        13,950             221,526
*# Genus, Inc.                                                          67,221             174,707
 * GenVec, Inc.                                                         90,669             286,514
   Georgia Gulf Corp.                                                   58,600           1,981,852
 * Gerber Scientific, Inc.                                              38,600     $       240,864
 * Geron Corp.                                                          73,209             539,550
   Gevity HR, Inc.                                                      35,000             917,350
 * Giant Group, Ltd.                                                     2,200               5,225
 * Giant Industries, Inc.                                               20,800             389,376
   Gibraltar Steel Corp.                                                18,600             538,470
 * Giga-Tronics, Inc.                                                    4,600               7,314
   Glacier Bancorp, Inc.                                                43,660           1,153,497
 * Glacier Water Services, Inc.                                          3,600              66,456
   Glatfelter (P.H.) Co.                                                75,600             925,344
 * Glenayre Technologies, Inc.                                         113,627             287,476
 * Global e-Point, Inc.                                                  3,008              11,882
 * Global Imaging Systems, Inc.                                         39,500           1,337,470
 * Global Payment Technologies, Inc.                                     5,500              20,185
 * Global Power Equipment Group, Inc.                                   83,400             552,942
 * Globecomm Systems, Inc.                                              16,500              96,690
*# Glowpoint, Inc.                                                      49,850             108,174
 * GoAmerica, Inc.                                                       2,850               2,562
   Gold Banc Corp.                                                      63,565           1,041,195
   Golden Enterprises, Inc.                                             11,800              34,338
 * Golden State Vintners, Inc.                                           5,100              41,667
 * Goodrich Petroleum Corp.                                             30,600             252,450
*# Goodyear Tire & Rubber Co.                                          180,900           1,573,830
   Goody's Family Clothing, Inc.                                        43,942             524,667
*# GoRemote Internet Communications, Inc.                               64,900             129,800
   Gorman-Rupp Co.                                                       7,975             211,337
 * Gottschalks, Inc.                                                    12,700              65,786
 * GP Strategies Corp.                                                  14,560             109,200
 * Gradco Systems, Inc.                                                    230               2,254
 * Graftech International, Ltd.                                        171,300           1,627,350
   Graham Corp.                                                          1,000              11,000
   Granite Construction, Inc.                                           74,600           1,409,940
 * Graphic Packaging Corp.                                             102,600             662,796
   Gray Television, Inc.                                                74,060           1,043,505
   Gray Television, Inc. Class A                                         6,800              87,040
   Great American Financial Resources, Inc.                             18,300             279,075
 * Great Atlantic & Pacific Tea Co., Inc.                               69,300             480,249
   Great Lakes Chemical Corp.                                           91,200           2,259,936
   Great Southern Bancorp, Inc.                                          6,800             378,896
   Greater Bay Bancorp                                                  72,446           2,079,925
   Greater Communications Bancorp                                        3,600              50,580
 * Green Mountain Coffee, Inc.                                          12,200             245,342
   Green Mountain Power Corp.                                            7,700             197,967
 * Greenbriar Corp.                                                        674               1,938
 * Greenbrier Companies, Inc.                                           14,100             242,943
   Greene County Bancshares, Inc.                                        1,900              39,805
 * Greens Worldwide, Inc.                                                2,502                  56
   Grey Global Group, Inc.                                                 200             151,000
 * Grey Wolf, Inc.                                                     335,300           1,223,845
 * Griffin Land & Nurseries, Inc. Class A                                2,200              55,649
 * Griffon Corp.                                                        53,280           1,240,358
 * Gristede's Foods, Inc.                                                1,200               1,020
 * Group 1 Automotive, Inc.                                             38,700           1,242,270
 * Group 1 Software, Inc.                                               16,450             376,047
 * Grubb & Ellis Co.                                                    14,900              15,049
 * GSI Commerce, Inc.                                                   73,754             604,783
*# GSV, Inc.                                                             1,800                 216
 * GTC Biotherapeutics, Inc.                                            59,964              98,341
 * GTSI Corp.                                                           14,600             174,032

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Guaranty Bancshares, Inc.                                             3,000     $        57,375
   Guaranty Federal Bancshares, Inc.                                     3,000              59,100
 * Guess, Inc.                                                          79,080           1,217,832
*# Guilford Pharmaceuticals, Inc.                                       61,047             378,491
 * Guitar Center, Inc.                                                  43,800           1,879,020
   Gulf Island Fabrication, Inc.                                        21,537             409,203
 * Gulfmark Offshore, Inc.                                              34,200             459,990
 * Gymboree Corp.                                                       54,900             800,991
 * Ha-Lo Industries, Inc.                                               64,900                  91
 * Haemonetics Corp.                                                    44,800           1,218,560
   Haggar Corp.                                                          6,300             127,008
 * Hain Celestial Group, Inc.                                           59,188           1,047,628
 * Halifax Corp.                                                         1,000               4,500
 * Hall Kinion Associates, Inc.                                         18,000              74,520
 * Hammons (John Q.) Hotels, Inc. Class A                                5,200              48,880
 * Hampshire Group, Ltd.                                                 4,000             115,920
   Hancock Fabrics, Inc.                                                32,200             374,164
   Hancock Holding Co.                                                  53,400           1,467,432
   Handleman Co.                                                        41,923             939,075
 * Hanger Orthopedic Group, Inc.                                        36,252             598,158
   Hanmi Financial Corp.                                                 5,500             144,925
 * Hanover Compressor Co.                                              153,900           1,611,333
   Harbor Florida Bancshares, Inc.                                      42,898           1,204,147
   Hardinge, Inc.                                                        8,800             104,720
   Harland (John H.) Co.                                                47,100           1,427,130
   Harleysville Group, Inc.                                             49,967             943,877
   Harleysville National Corp.                                          41,107           1,025,620
 * Harmonic, Inc.                                                      122,360             781,880
 * Harolds Stores, Inc.                                                  2,308               5,816
 * Harris Interactive, Inc.                                            106,200             790,128
   Harrodsburg First Financial Bancorp, Inc.                             1,100              21,422
 * Hartmarx Corp.                                                       33,600             202,608
 * Harvard Bioscience, Inc.                                             52,700             247,690
 * Harvest Natural Resources, Inc.                                      63,100             801,370
 * Hastings Entertainment, Inc.                                         11,300              87,903
 * Hastings Manufacturing Co.                                              700               1,802
 * Hauppauge Digital, Inc.                                               8,800              55,977
   Haverty Furniture Co., Inc.                                          15,700             275,535
   Haverty Furniture Co., Inc. Class A                                     400               7,220
*# Hawaiian Holdings, Inc.                                              29,875             144,894
 * Hawk Corp.                                                            8,500              44,412
   Hawkins, Inc.                                                        10,200             122,502
 * Hawthorne Financial Corp.                                            17,910             630,969
 * Headwaters, Inc.                                                     59,800           1,249,820
 * HealthAxis, Inc.                                                        750               1,642
   Healthcare Services Group, Inc.                                      16,650             258,741
 * HealthExtras, Inc.                                                   66,050           1,007,262
   Heartland Express, Inc.                                              89,936           2,178,250
   Heartland Financial USA, Inc.                                         5,779             101,132
 * Hecla Mining Co.                                                    208,400           1,352,516
 * Hector Communications Corp.                                           3,500              70,000
 * HEI, Inc.                                                             6,000              15,300
   Heico Corp.                                                          16,700             245,657
   Heico Corp. Class A                                                   7,465              88,236
 * Heidrick & Struggles International, Inc.                             34,000             949,960
   Helix Technology Corp.                                               46,953             933,426
   Helmerich & Payne, Inc.                                              54,900           1,369,755
*# Hemispherx Biopharma, Inc.                                           73,500             255,045
   Henry Jack & Associates, Inc.                                        18,642     $       361,655
 * Hercules, Inc.                                                      200,800           2,124,464
 * Heritage Commerce Corp.                                               2,800              39,732
   Heritage Financial Corp.                                              7,500             142,125
 * Herley Industries, Inc.                                              25,400             521,970
 * Hexcel Corp.                                                         69,400             589,900
   HF Financial Corp.                                                    3,630              53,833
*# Hi-Shear Technology Corp.                                             8,600              27,004
 * Hi-Tech Pharmacal, Inc.                                              14,250             264,907
 * HI/FN, Inc.                                                          10,400             101,400
 * Hibbett Sporting Goods, Inc.                                         40,870           1,061,803
   Hickory Tech Corp.                                                   13,900             156,097
   Hilb Rogal Hamilton Co.                                              64,400           2,290,708
 * Hines Horticulture, Inc.                                             22,000              95,480
   Hirsch International Corp. Class A                                    3,300               3,432
   HMN Financial, Inc.                                                   4,400             110,572
 * HMS Holdings Corp.                                                   34,395             185,733
 * Hoenig Group Escrow Shares                                            7,900               1,817
 * Holiday RV Superstores, Inc.                                            930                   5
   Hollinger International, Inc. Class A                               100,900           1,775,840
 * Hollis-Eden Pharmaceuticals, Inc.                                    33,553             345,260
   Holly Corp.                                                          18,600             646,350
 * Hollywood Entertainment Corp.                                       105,773           1,404,665
 * Hollywood Media Corp.                                                44,600             145,396
 * Hologic, Inc.                                                        36,300             746,328
   Home Federal Bancorp                                                  4,300             114,595
   Home Loan Financial Corp.                                             1,700              34,850
 * Home Products International, Inc.                                     7,800              10,062
 * HomeStore, Inc.                                                      69,828             291,183
   Hooper Holmes, Inc.                                                 113,800             637,280
   HopFed Bancorp, Inc.                                                  2,100              36,414
   Horace Mann Educators Corp.                                          73,638           1,246,691
   Horizon Financial Corp.                                              18,284             336,791
 * Horizon Health Corp.                                                  9,900             227,700
 * Horizon Medical Products, Inc.                                       19,400              36,860
 * Horizon Offshore, Inc.                                               51,300              62,586
 * Hot Topic, Inc.                                                      86,800           1,875,748
 * Houston Exploration Co.                                              49,997           2,362,858
 * Hovnanian Enterprises, Inc. Class A                                  50,300           1,775,590
 * Hub Group, Inc. Class A                                               7,000             229,040
 * Hudson Highland Group, Inc.                                           2,130              59,107
   Hudson River Bancorp, Inc.                                           51,564             898,761
 * Hudson Technologies, Inc.                                             5,100               5,508
 * Huffy Corp.                                                          27,005              31,326
   Hughes Supply, Inc.                                                  36,569           1,974,726
   Humboldt Bancorp                                                     20,410             381,055
 * Hurco Companies, Inc.                                                 5,600              75,544
 * Hutchinson Technology, Inc.                                          46,900           1,238,629
 * Huttig Building Products, Inc.                                        5,300              43,725
 * Hycor Biomedical, Inc.                                                8,000              42,000
 * Hydril Co.                                                           28,800             828,288
 * Hypercom Corp.                                                       91,600             615,552
 * HyperFeed Technologies, Inc.                                          1,450               5,481
 * Hyperion Solutions Corp                                              64,124           2,541,875
 * I-Flow Corp.                                                         35,800             484,374
 * I-many, Inc.                                                         47,900              59,875
*# I-Sector Corporation                                                  5,900              50,740
 * I-Trax Inc                                                           30,300             101,505
 * I.C. Isaacs & Co., Inc.                                               7,200               7,272
   Iberiabank Corp.                                                     11,520             674,726
 * Ibis Technology Corp.                                                18,800             144,760

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
*# icad, Inc.                                                            3,600     $        12,672
 * Ico, Inc.                                                            14,320              30,502
 * ICT Group, Inc.                                                      19,274             220,495
 * ICU Medical, Inc.                                                    24,650             821,091
   Idacorp, Inc.                                                        68,700           1,786,200
 * Identix, Inc.                                                       152,412           1,104,987
   Idex Corp.                                                           42,200           2,012,940
 * IDT Corp.                                                            37,478             659,238
 * IDT Corp. Class B                                                    29,500             531,000
 * IDX Systems Corp.                                                    53,951           1,571,593
 * iGate Capital Corp.                                                  88,012             392,534
 * IGI, Inc.                                                             2,100               4,620
 * Igo Escrow Share                                                      4,100                   0
   IHOP Corp.                                                           36,200           1,303,200
 * II-VI, Inc.                                                          24,370             628,259
   Ikon Office Solutions, Inc.                                         136,960           1,509,299
 * ILEX Oncology, Inc.                                                  62,400           1,444,560
 * Illumina, Inc.                                                       55,861             354,159
   ILX Resorts, Inc.                                                     2,900              29,203
 * Image Entertainment, Inc.                                            32,900             113,505
*# ImageWare Systems, Inc.                                               5,500              15,345
   Imation Corp.                                                        59,100           2,432,556
 # IMC Global, Inc.                                                    184,158           2,292,767
 * IMCO Recycling, Inc.                                                 26,200             330,120
 * Immersion Corp.                                                      39,400             169,026
*# Immtech International, Inc.                                          14,900             212,325
 * Immucor, Inc.                                                        36,875           1,146,075
 * ImmunoGen, Inc.                                                      69,053             553,115
 * Immunomedics, Inc.                                                   84,800             513,888
 * IMPAC Medical Systems, Inc.                                          10,400             121,472
 * Impath, Inc.                                                         21,600             122,040
 * Impax Laboratoroes, Inc.                                             96,544           2,138,450
 * Impco Technologies, Inc.                                             31,600             181,068
 * Imperial Sugar Co.                                                   15,420             182,110
*# Imperial Sugar Company                                               14,551                   0
*# Implant Sciences Corp.                                               12,500             173,500
 * Impreso, Inc.                                                         5,300              12,614
 * Incyte Genomics, Inc.                                               123,730             887,144
   Independence Holding Co.                                              2,750              90,337
   Independent Bank Corp. MA                                            24,700             655,044
   Independent Bank Corp. MI                                            35,204             891,717
*# Indevus Pharmaceuticals, Inc.                                        85,094             708,833
 * Index Development Partners, Inc.                                      5,700                 313
 * Indus International, Inc.                                            34,900              88,995
 * Industrial Distribution Group, Inc.                                  15,500             112,375
 * INEI Corp.                                                            1,700               2,380
 * Inet Technologies, Inc.                                              65,957             587,677
   Infinity Property & Casualty Corp.                                   33,460           1,043,952
 * Infinity, Inc.                                                       15,398              56,203
*# Infocrossing, Inc.                                                   25,100             331,320
 * InFocus Corp.                                                        67,089             540,737
 * Infonet Services Corp.                                              133,400             229,448
 * Informatica Corp.                                                   145,100           1,125,976
 * Information Architects Corp.                                          1,080                 324
 * Information Holdings, Inc.                                           35,400             945,888
 * Inforte Corp.                                                        18,500             200,170
 * InfoSpace, Inc.                                                      53,446           1,955,055
 * infoUSA, Inc.                                                        98,962             890,658
   Ingles Market, Inc. Class A                                          17,405             184,493
 * Inkine Pharmaceutical Co., Inc.                                      21,400              87,954
 * Innodata Corp.                                                       36,300             139,755
 * Innotrac Corp.                                                       11,600     $       107,300
 * Innovative Clinical Solutions, Ltd.                                     968                   6
 * Innovative Solutions & Support, Inc.                                 12,700             253,759
 * Innovex, Inc.                                                        31,500             169,785
 * Input/Output, Inc.                                                   90,300             623,070
 * Insight Communications Co., Inc.                                     83,175             795,153
 * Insight Enterprises, Inc.                                            82,079           1,506,970
 * Insightful Corp.                                                      6,300              27,147
 * Insignia Systems, Inc.                                               19,250              25,602
*# Insite Vision, Inc.                                                  18,000              14,040
 * Insituform Technologies, Inc. Class A                                45,019             688,791
 * Insmed, Inc.                                                         65,218             149,936
 * Inspire Pharmaceuticals, Inc.                                        54,180             928,103
 * Instinet Group, Inc.                                                 36,500             240,535
 * Insurance Auto Auctions, Inc.                                        19,961             326,562
 * InsWeb Corp.                                                          1,633               7,757
   Integra Bank Corp.                                                   30,683             644,036
*# Integra Lifesciences Corp.                                           51,200           1,641,984
   Integral Systems, Inc.                                                9,200             161,644
*# Integral Vision, Inc.                                                 2,200               3,630
 * IntegraMed America, Inc.                                              3,100              22,568
*# Integrated Bio                                                       17,100             237,690
 * Integrated Electrical Services, Inc.                                 64,400             579,600
 * Integrated Information Systems, Inc.                                    820                 102
 * Integrated Silicon Solution, Inc.                                    58,400             928,560
 * Integrated Telecom Express, Inc.                                        600                   0
 * Integrity Media, Inc.                                                 1,900              12,084
 * Intelli-Check, Inc.                                                  17,300             129,577
 * Intellidata Technologies Corp.                                       65,500              49,780
 * Intelligent Systems Corp.                                             4,500               8,325
 * Intelligroup, Inc.                                                   29,500             116,230
*# Intellisync Corp.                                                   101,786             257,519
   Inter Parfums, Inc.                                                  18,550             466,903
 * Interactive Data Corp.                                               58,013             983,320
 * Interactive Intelligence, Inc.                                       26,100             147,465
 * InterCept Group, Inc.                                                36,500             543,485
   Interchange Financial Services Corp.                                 12,600             289,170
 * Interdigital Communications Corp.                                   100,000           1,696,000
 * Interep National Radio Sales, Inc.                                    4,600               8,970
 * Interface, Inc. Class A                                              78,157             547,099
 * Interferon Scientific, Inc.                                           2,435                 101
 * Intergraph Corp.                                                     73,300           1,842,762
 * Interland, Inc.                                                      31,610              91,985
 * Interlink Electronics, Inc.                                           9,700              97,485
 * Intermagnetics General Corp.                                         28,395             836,801
   Intermet Corp.                                                       43,500             178,785
 * InterMune, Inc.                                                      54,200             770,182
   International Aluminum Corp.                                          2,100              62,223
 * International Microcomputer Software, Inc.                            5,100               6,630
 * International Multifoods Corp.                                       32,800             818,688
 * International Shipholding Corp.                                       6,100              86,650
*# Internet Commerce Corp.                                               4,000               5,560
 * Internet Security Systems, Inc.                                      84,700           1,339,954
*# Interpharm Holdings, Inc.                                            31,700             102,074
 * Interphase Corp.                                                      5,400              51,295
   Interpool, Inc.                                                      38,000             641,250
 * Interpore International, Inc.                                        30,400             438,672
   Interstate Bakeries Corp.                                            77,200             810,600
 * Interstate Hotels & Resorts, Inc.                                    49,540             265,039
   Inter-Tel, Inc.                                                      42,800           1,056,304

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Intervoice, Inc.                                                     59,818     $       838,050
 * Interwoven, Inc.                                                     68,607             632,557
 * Intest Corp.                                                          8,600              49,450
 * Intevac, Inc.                                                        12,000             108,000
 * IntraBiotics Pharmaceuticals, Inc.                                    8,500             120,955
 * Intrado, Inc.                                                        28,900             480,318
 * Intraware, Inc.                                                      14,200              28,258
 * Introgen Therapeutics, Inc.                                          45,075             296,548
*# Intrusion, Inc.                                                       4,050               8,015
 * Intuitive Surgical, Inc.                                             56,123             928,274
   Invacare Corp.                                                       48,600           2,015,442
 * Inveresk Resh                                                        63,807           1,919,315
 * Inverness Medical Innovations, inc.                                   7,461             144,669
 * Investment Technology Group, Inc.                                    76,000           1,037,400
 * INVESTools, Inc.                                                      4,283               8,780
   Investors Title Co.                                                   1,400              38,717
 * Invision Technologies, Inc.                                          27,200           1,355,920
 * Iomed, Inc.                                                          10,500              30,765
   Iomega Corp.                                                         87,595             423,960
 * Ion Networks, Inc.                                                    4,200                 336
*# Ionatron, Inc.                                                       17,500             103,075
 * Ionics, Inc.                                                         38,400             969,984
*# IPIX Corp.                                                            4,350              36,496
 * Iridex Corp.                                                          6,800              47,260
*# IRIS International, Inc.                                             24,100             202,151
   Irwin Financial Corp.                                                50,400           1,282,680
   Isco, Inc.                                                            5,635              89,760
 * Isis Pharmaceuticals, Inc.                                           94,400             609,824
*# Island Pacific, Inc.                                                 73,700              58,223
 * Isle of Capri Casinos, Inc.                                          53,200           1,031,016
 * Isolagen Inc                                                         44,700             394,254
 * Iteris Holdings, Inc.                                                   300                 810
 * ITLA Capital Corp.                                                    5,800             232,580
 * Itron, Inc.                                                          34,900             720,336
 * ITXC Corp.                                                           45,200             106,672
 * iVillage, Inc.                                                       63,600             438,204
 * Ixia                                                                102,300             958,551
 * IXYS Corp.                                                           55,824             521,954
 * J & J Snack Foods Corp.                                              15,100             600,376
 * J Net Enterprises, Inc.                                               8,400              12,600
 * J. Alexander's Corp.                                                  9,200              65,780
 * J. Jill Group, Inc.                                                  33,800             690,534
 * j2 Global Communication, Inc.                                        39,332             974,254
 * Jack in the Box, Inc.                                                61,800           1,728,546
 * Jaclyn, Inc.                                                          1,300               6,604
 * Jaco Electronics, Inc.                                                5,659              28,190
 * Jacuzzi Brands, Inc.                                                127,678           1,090,370
 * Jakks Pacific, Inc.                                                  42,623             757,837
 * Jarden Corp.                                                         45,450           1,590,750
 * JDA Software Group, Inc.                                             48,712             616,207
 * Jennifer Convertibles, Inc.                                           1,300               4,108
   JLG Industries, Inc.                                                 73,800             931,356
 * JMAR Industries, Inc.                                                23,700              52,614
 * Jo-Ann Stores, Inc.                                                  37,075           1,061,457
 * Johnson Outdoors, Inc.                                                6,700             127,769
 * Jones Lang LaSalle, Inc.                                             53,600           1,351,792
 * Jos. A. Bank Clothiers, Inc.                                         17,700             576,843
 * Journal Register Co.                                                 71,200           1,381,280
   Joy Global, Inc.                                                     85,500           2,351,250
 * JPS Industries, Inc.                                                  9,200              22,825
 * Juno Lighting, Inc.                                                     980              33,065
 * Jupitermedia Corp.                                                   43,780     $       450,934
   K Swiss, Inc. Class A                                                45,200             904,000
 * K-Tron International, Inc.                                            2,400              51,216
 * K-V Pharmaceutical Co. Class A                                       55,450           1,413,975
 * K-V Pharmaceutical Co. Class B                                       20,975             572,617
 * K2, Inc.                                                             60,663             892,959
 * Kadant, Inc.                                                         23,420             473,787
 * Kaiser Aluminum Corp.                                                14,500                 507
   Kaman Corp. Class A                                                  38,300             451,174
 * Kansas City Southern Industries, Inc.                               105,600           1,372,800
 * Katy Industries, Inc.                                                 8,300              48,555
   Kaydon Corp.                                                         47,900           1,285,157
 * KBK Capital Corp.                                                     2,200               2,475
 * KCS Energy, Inc.                                                     82,900           1,037,079
*# Keane, Inc.                                                         107,864           1,547,848
 * Keith Companies, Inc.                                                11,400             159,828
   Keithley Instruments, Inc.                                           23,200             501,352
   Kellwood Co.                                                         45,476           1,850,873
   Kelly Services, Inc.                                                 53,005           1,470,359
 * Kemet Corp.                                                         146,923           1,785,114
 * Kendle International, Inc.                                           22,203             166,522
   Kennametal, Inc.                                                     35,200           1,499,520
 * Kennedy-Wilson, Inc.                                                  8,800              59,840
 * Kensey Nash Corp.                                                    19,300             616,442
*# Keravision, Inc.                                                      4,300                  13
   Kewaunee Scientific Corp.                                             2,000              21,530
 * Key Energy Group, Inc.                                              221,900           2,147,992
 * Key Technology, Inc.                                                  4,700              61,570
 * Key Tronic Corp.                                                      8,600              30,788
 * Keynote Systems, Inc.                                                18,600             242,730
 * Keystone Automotive Industries, Inc.                                 25,858             711,095
 * Keystone Consolidated Industries, Inc.                                2,100                 283
 * Kforce, Inc.                                                         52,200             478,152
 * KFX, Inc.                                                            92,500             818,625
   Kimball International, Inc. Class B                                  41,100             568,824
 * Kindred Healthcare, Inc.                                             61,878           1,537,050
 * Kirby Corp.                                                          41,200           1,458,480
 * Kirklands, Inc.                                                      17,200             202,100
   Knape & Vogt Manufacturing Co.                                        2,290              29,816
 * Knight Trading Group, Inc.                                           50,956             583,956
 * Knight Transportation, Inc.                                          63,625           1,551,177
 * Koala Corp.                                                           6,500               2,535
 * Komag Inc                                                            46,609             675,830
 * Kontron Mobile Computing, Inc.                                        8,900               3,471
 * Kopin Corp.                                                         119,087             645,452
 * Korn/Ferry International                                             64,400             894,516
 * Kos Pharmaceuticals, Inc.                                            52,000           1,730,040
 * Kosan Biosciences, Inc.                                              48,424             525,885
   Koss Corp.                                                            3,600              75,456
 * Krispy Kreme Doughnuts, Inc.                                         25,000             536,750
 * Kroll, Inc.                                                          66,560           2,432,102
   Kronos Worldwide, Inc.                                               34,941           1,083,171
 * Kronos, Inc.                                                         52,500           2,177,700
 * Kulicke & Soffa Industries, Inc.                                     85,734             983,369
 * KVH Industries, Inc.                                                 23,828             321,440
 * Kyphon, Inc.                                                         67,900           1,662,871
 * La Jolla Pharmceutical Co.                                          109,100             294,570
   La-Z-Boy, Inc.                                                       89,400           1,649,430
 * LaBarge, Inc.                                                        26,800             203,680
 * LabOne, Inc.                                                         28,994             902,003
 * Labor Ready, Inc.                                                    70,000             851,900

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Labranche & Co., Inc.                                               101,700     $       911,232
   Laclede Group, Inc.                                                  32,600             888,024
 * LaCrosse Footwear, Inc.                                               5,800              45,588
   Ladish Co., Inc.                                                     19,500             169,650
   Lakeland Bancorp, Inc.                                               13,119             206,624
 * Lakeland Industries, Inc.                                             2,420              52,635
 * Lakes Entertainment, Inc.                                            21,950             271,302
 * Lamson & Sessions Co.                                                23,400             176,670
   Lance, Inc.                                                          62,400             951,600
 * Lancer Corp.                                                          9,325              59,680
   Landamerica Financial Group, Inc.                                    31,700           1,264,513
   Landauer, Inc.                                                       14,200             582,342
 * Landec Corp.                                                         36,190             256,587
   Landry's Restaurants, Inc.                                           47,100           1,413,000
 * Landstar Systems, Inc.                                               48,600           2,362,932
 * Lannet Co., Inc.                                                     33,430             566,639
 * Lantronix, Inc.                                                      15,000              18,750
*# Large Scale Biology Corp.                                            42,800              65,912
 * Larscom, Inc.                                                         1,157               5,785
 * Laserscope                                                           34,750             996,283
 * Lattice Semiconductor Corp.                                         188,666           1,473,481
 * Laureate Education, Inc.                                             69,700           2,559,384
   Lawson Products, Inc.                                                 9,600             337,440
 * Lawson Software, Inc.                                               167,308           1,199,598
 * Layne Christensen Co.                                                11,600             195,576
 * Lazare Kaplan International, Inc.                                     8,700              76,560
 * LCA-Vision, Inc.                                                     22,650             543,600
 * LCC International, Inc. Class A                                      30,900             127,926
 * Learning Tree International, Inc.                                    29,100             417,585
 * Lecroy Corp.                                                         10,100             186,143
 * Lectec Corp.                                                          3,900               3,120
   Leesport Financial Corp.                                                525              12,416
   Lennox International, Inc.                                          100,005           1,648,082
 * Lesco, Inc.                                                          18,300             236,619
 * Level 8 Systems, Inc.                                                 3,729               1,007
 * Levitt Corp. Series A                                                 2,821              67,789
 * Lexar Media, Inc.                                                   129,897           1,228,826
 * Lexicon Genetics, Inc.                                              107,600             754,276
   Libbey, Inc.                                                         23,200             591,832
 * Liberate Technologies, Inc.                                         106,300             279,038
   Liberty Corp.                                                        30,900           1,438,395
   Liberty Homes, Inc. Class A                                             200                 910
 * Lifecell Corp.                                                       44,600             455,812
 * Lifecore Biomedical, Inc.                                            21,900             153,300
 * Lifeline Systems, Inc.                                                8,200             169,166
   Lifetime Hoan Corp.                                                  18,462             377,714
*# Ligand Pharmaceuticals, Inc. Class B                                119,977           2,452,330
 * Lightbridge, Inc.                                                    45,021             237,261
 * Lightning Rod Software, Inc.                                            580                 641
 * LightPath Technologies, Inc.                                          1,850               7,863
 * Lin TV Corp.                                                         44,600           1,012,420
   Lincoln Electric Holdings                                            69,262           2,147,122
   Lindsay Manufacturer Co.                                             20,000             458,000
 * Linens 'n Things, Inc.                                               71,600           2,174,492
 * Lionbridge Technologies, Inc.                                        31,197             244,273
*# Lipid Sciences, Inc.                                                 41,758             177,472
*# Liquidmetal Technologies, Inc.                                       68,495              85,619
   Lithia Motors, Inc. Class A                                          24,810             593,455
 * Littlefuse, Inc.                                                     37,500           1,483,500
 * LMI Aerospace, Inc.                                                   7,900               9,875
   LNB Bancorp, Inc.                                                     1,200              23,340
   LNR Property Corp.                                                   33,600     $     1,688,400
 * Local Financial Corp.                                                 9,500             207,005
 * Lodgenet Entertainment Corp.                                         22,200             438,894
 * Lodgian, Inc.                                                            51                 755
 * Log On America, Inc.                                                    600                   4
 * Logic Devices, Inc.                                                   6,700              10,720
 * LogicVision, Inc.                                                    28,200              84,290
 * Logility, Inc.                                                       13,200              58,740
 * Lojack Corp.                                                         25,700             205,600
   Lone Star Steakhouse & Saloon, Inc.                                  35,800             909,320
 * Lone Star Technologies, Inc.                                         48,400             973,808
   Longs Drug Stores Corp.                                              63,700           1,364,454
   Longview Fibre Co.                                                   86,800           1,107,568
 * LookSmart, Ltd.                                                     177,867             416,209
 * LOUD Technologies, Inc.                                              12,400              30,752
   Louisiana-Pacific Corp.                                              37,200             859,320
   Lowrance Electronics, Inc.                                            5,792             196,401
   LSB Bancshares, Inc. NC                                               5,156              78,577
   LSB Corp.                                                             4,300              66,650
   LSI Industries, Inc.                                                 33,527             385,561
 * LTX Corp.                                                           103,500           1,102,275
 * Luby's, Inc.                                                         39,700             219,144
   Lufkin Industries, Inc.                                               6,400             193,600
 * Luminex Corp.                                                        51,955             517,991
 * Lydall, Inc.                                                         26,900             237,527
 * Lynch Corp.                                                           1,500              21,000
 * Lynch Interactive Corp.                                               2,800             100,772
 * M & F Worldwide Corp.                                                30,400             395,200
 * M-Wave, Inc.                                                          2,900               4,640
   M/I Schottenstein Homes, Inc.                                        23,000             976,810
   MacDermid, Inc.                                                      51,500           1,604,740
*# Mace Security International, Inc.                                    11,200              62,832
 * Mac-Gray Corp.                                                       12,600              80,766
 * Macromedia, Inc.                                                    117,485           3,054,610
 * Macrovision Corp.                                                    83,800           1,951,702
 * Madden (Steven), Ltd.                                                22,700             438,337
   MAF Bancorp, Inc.                                                    44,927           1,979,034
 * Magic Lantern Group, Inc.                                             1,700               1,539
 * Magma Design Automation, Inc.                                        56,783           1,084,555
*# Magna Entertainment Corp.                                            21,200             110,664
 * Magnetek, Inc.                                                       55,900             436,579
 * Magnum Hunter Resources, Inc.                                       117,102           1,179,217
 * MAI Systems Corp.                                                     3,400                 850
 * MAII Holdings, Inc.                                                   3,400                  34
 * Main Street & Main, Inc.                                             25,200              51,660
   Main Street Banks, Inc.                                              32,000             846,720
   Maine & Maritimes Corp.                                               1,600              48,880
 * MAIR Holdings, Inc.                                                  33,716             269,728
 * Major Automotive Companies, Inc.                                      3,280               2,066
 * Management Network Group, Inc.                                       47,100             110,685
 * Manatron, Inc.                                                        1,102               8,948
 * Manchester Technologies, Inc.                                         8,000              30,232
 * Manhattan Associates, Inc.                                           51,300           1,462,050
   Manitowoc Co., Inc.                                                  45,150           1,433,513
 # Mannatech, Inc.                                                      13,500             137,160
*# Manning (Greg) Auctions, Inc.                                         9,200             122,084
 * Manugistic Group, Inc.                                              128,100             570,045
 * Mapics, Inc.                                                         47,156             469,202
 * Mapinfo Corp.                                                        33,400             334,000
 * Marimba, Inc.                                                        44,800             366,464
   Marine Products Corp.                                                25,530             467,199

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * MarineMax, Inc.                                                      29,375     $       782,844
 * Marisa Christina, Inc.                                                6,700               8,710
   Maritrans, Inc.                                                       7,800             114,270
 * MarketWatch.com, Inc.                                                41,820             475,912
   MarkWest Hydrocarbon, Inc.                                            9,350             100,045
 * Marlton Technologies, Inc.                                            7,800               4,602
   Marsh Supermarkets, Inc. Class A                                      1,600              21,832
   Marsh Supermarkets, Inc. Class B                                      4,500              62,190
 * Marten Transport, Ltd.                                                9,450             164,052
*# Martha Stewart Living Omnimedia, Ltd.                                32,100             293,715
   MASSBANK Corp.                                                        4,700             156,416
   Massey Energy Co.                                                   110,600           2,722,972
 * Mastec, Inc.                                                         81,450             347,792
 * Material Sciences Corp.                                              24,200             250,470
 * Matria Healthcare, Inc.                                              17,369             379,513
 * Matritech, Inc.                                                      30,500              35,685
 * Matrix Bancorp, Inc.                                                  6,500              77,350
 * Matrix Service Co.                                                   29,100             310,788
 * MatrixOne, Inc.                                                      83,200             568,256
*# Matrixx Initiatives, Inc.                                            15,200             130,872
   Matthews International Corp. Class A                                 54,700           1,728,520
 * Mattson Technology, Inc.                                             84,645             902,316
 * Maui Land & Pineapple Company, Inc.                                  10,200             334,254
 * Maverick Tube Corp.                                                  71,400           1,642,200
 * Max & Ermas Restaurants, Inc.                                         2,300              38,525
 * Maxco, Inc.                                                           3,100              10,230
   Maxcor Financial Group, Inc.                                         11,672             130,376
 * Maxicare Health Plans, Inc.                                             980                 118
*# Maxim Pharmaceuticals, Inc.                                          47,233             420,846
 * Maximus, Inc.                                                        37,200           1,336,968
 * Maxwell Shoe Company, Inc.                                           23,700             529,221
 * Maxwell Technologies, Inc.                                           24,360             387,080
 * Maxxam, Inc.                                                          8,900             224,725
 * Maxygen, Inc.                                                        58,537             587,711
 * Mayor's Jewelers, Inc.                                               20,300              11,774
 * Mays (J.W.), Inc.                                                       200               2,762
   MB Financial, Inc.                                                   45,500           1,532,895
   MBT Financial Corp.                                                  11,069             193,708
 * McDATA Corp.                                                        130,554             620,132
   MCG Capital Corp.                                                    64,442             998,207
   McGrath Rent Corp.                                                   20,569             640,724
*# McMoran Exploration Co.                                              28,164             403,308
   McRae Industries, Inc. Class A                                        2,600              25,870
 * Meade Instruments Corp.                                              33,400             106,880
 * Meadow Valley Corp.                                                   2,400               5,220
 * Meadowbrook Insurance Group, Inc.                                    29,800             151,086
 * Measurement Specialties, Inc.                                        12,900             256,452
 * Mechanical Technology, Inc.                                           4,700              24,205
 * Medarex, Inc.                                                       134,470           1,125,514
 * MedCath Corp.                                                        27,449             554,470
*# Med-Design Corp.                                                     28,300              59,147
 * Media 100, Inc.                                                       7,100                 160
   Media General, Inc. Class A                                           3,100             213,342
 * Media Services Group, Inc.                                              471               3,989
 * MediaBay, Inc.                                                       11,800               6,018
 * Mediacom Communications Corp.                                       154,100           1,248,210
*# Medialink Worldwide, Inc.                                             5,900              21,240
 * Medical Action Industries, Inc.                                      16,900             297,609
 * Medical Staffing Network Holdings, Inc.                              51,200     $       337,408
 * Medicore, Inc.                                                        3,800              12,426
 * Medifast, Inc.                                                       17,000             125,630
 * Medquist, Inc.                                                       64,700             797,751
 * MedSource Technologies, Inc.                                         46,500             323,640
 * MEDTOX Scientific, Inc.                                               5,030              51,306
 * Memberworks, Inc.                                                    17,500             500,850
 * Mens Warehouse, Inc.                                                 63,100           1,646,279
 # Mentor Corp.                                                         73,900           2,368,495
 * Mentor Graphics Corp.                                               118,800           1,899,612
   Mercantile Bank Corp.                                                 1,260              41,051
   Merchants Bancshares, Inc.                                            6,150             156,887
   Merchants Group, Inc.                                                 1,300              33,800
 * Mercury Air Group, Inc.                                               4,950              29,700
 * Mercury Computer Systems, Inc.                                       36,000             807,480
 * Merge Technologies, Inc.                                             21,494             354,436
   Meridian Bioscience, Inc.                                            25,236             255,666
 * Meridian Resource Corp.                                             106,300             784,494
 * Merit Medical Systems, Inc.                                          44,382             643,983
 * Meritage Corp.                                                       22,500           1,534,275
 * Merix Corp.                                                          32,013             342,539
 * Merrimac Industries, Inc.                                             2,860              26,455
 * Mesa Air Group, Inc.                                                 53,935             413,681
   Mesa Labs, Inc.                                                       3,300              32,736
 * Mestek, Inc.                                                          5,400              85,104
 * Meta Group, Inc.                                                     12,700              58,420
 * Metals USA, Inc.                                                     27,600             411,240
 * MetaSolv, Inc.                                                       66,600             187,812
   Methode Electronics, Inc. Class A                                    34,100             375,782
   Met-Pro Corp.                                                         8,100             120,690
 * Metris Companies, Inc.                                               98,500             743,675
 * Metro One Telecommunications, Inc.                                   39,650              66,216
   MetroCorp. Bancshares, Inc.                                           7,000             105,350
 * Metrologic Instruments, Inc.                                         36,100             535,002
 * Metromedia International Group, Inc.                                 10,600               3,710
   MFB Corp.                                                             1,300              44,701
 * MFRI, Inc.                                                            4,900              14,627
   MGE Energy, Inc.                                                     30,992             940,297
 # MGP Ingredients, Inc.                                                 8,000             285,200
 * Michael Anthony Jewelers, Inc.                                        7,400              10,545
 * Micrel, Inc.                                                        157,673           2,328,830
 * Micro Component Technology, Inc.                                     14,052              19,251
 * Micro Linear Corp.                                                   12,000              72,360
 * MicroFinancial, Inc.                                                 15,200              44,080
 * Micromuse, Inc.                                                     117,493             695,559
 * Micros Systems, Inc.                                                 30,752           1,335,559
 * Microsemi Corp.                                                     100,500           1,230,120
 * MicroStrategy, Inc.                                                  10,200             489,702
 * Microtek Medical Holdings, Inc.                                      72,910             328,897
 * Micro-Therapeutics, Inc.                                             51,763             225,687
 * Microtune, Inc.                                                      63,300             216,486
*# Microvision, Inc.                                                    36,446             310,884
 * Midas, Inc.                                                          26,000             497,900
   Middleby Corp.                                                       15,700             960,369
   Middlesex Water Co.                                                   8,400             165,144
   Midland Co.                                                           6,600             172,392
   Mid-State Bancshares                                                 40,096             899,754
*# Midway Games, Inc.                                                  115,900           1,256,356
   Midwest Banc Holdings, Inc.                                          30,050             687,845
 * Midwest Express Holdings, Inc.                                       29,600             116,920

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Mikohn Gaming Corp.                                                  37,300     $       183,143
 * Milacron, Inc.                                                       74,300             332,864
*# Milestone Scientific, Inc.                                           14,000              26,600
 * Millennium Cell, Inc.                                                59,500             130,900
   Millennium Chemicals, Inc.                                          101,800           1,728,564
 * Miller Industries, Inc.                                               9,280              84,541
 * Millerbuilding Systems Escrow Shares                                  3,200                 960
 * Miltope Group, Inc. Contigent Value Right                             5,800                   0
 * MIM Corp.                                                            38,000             297,920
 * Mindspeed Technologies, Inc.                                         46,300             239,371
   Mine Safety Appliances Co.                                           62,800           1,875,836
   Minerals Technologies, Inc.                                          34,800           2,001,000
 * Minorplanet Systems USA, Inc.                                           892                 437
   Minuteman International, Inc.                                         1,000              13,000
 * MIPS Technologies, Inc.                                              66,200             459,428
*# Miravant Medical Technologies                                         1,800               5,274
 * Misonix, Inc.                                                        10,600              89,252
 * Mission Resources Corp.                                              55,800             300,204
 * Mitcham Industries, Inc.                                              8,700              36,540
 * Mitek Systems, Inc.                                                  11,100               6,938
 * Mity Enterprises, Inc.                                                5,000              91,250
 * MKS Instruments, Inc.                                                90,707           2,118,916
 * Mobile Mini, Inc.                                                    23,709             505,476
 * Mobility Electronics, Inc.                                           47,000             389,160
 * Mobius Management Systems, Inc.                                      17,100             102,600
   Mocon, Inc.                                                           5,500              42,680
 * Modem Media, Inc.                                                     9,500              53,295
   Modine Manufacturing Co.                                             56,595           1,706,339
 * Mod-Pac Corp.                                                         2,750              23,128
 * Mod-Pac Corp. Class B                                                 1,112               9,352
 * Modtech Holdings, Inc.                                               22,452             157,164
 * Moldflow Corp.                                                       17,886             199,608
 * Molecular Devices Corp.                                              34,540             588,907
   Monaco Coach Corp.                                                   49,850           1,248,244
 * Monarch Casino and Resort, Inc.                                       8,000             113,040
 * Mondavi (Robert) Corp. Class A                                       16,300             567,566
 * Monolithic System Technology, Inc.                                   49,133             342,948
 * Monro Muffler Brake, Inc.                                            12,300             304,794
 * Monterey Pasta Co.                                                   24,200              87,120
 * Mony Group, Inc.                                                      6,100             190,564
 * Moog, Inc. Class A                                                   19,200             597,120
 * Moog, Inc. Class B                                                    3,300             118,388
 * Morgan Group Holding Co.                                              4,400                 330
 * Morgan's Foods, Inc.                                                    900               1,715
 * Mossimo, Inc.                                                        16,600              62,250
 * Mother's Work, Inc.                                                   8,854             195,319
 * Motor Car Parts & Accessories, Inc.                                   2,500              21,250
   Movado Group, Inc.                                                   14,500             445,150
   Movie Gallery, Inc.                                                  56,000           1,041,040
 * MPS Group, Inc.                                                     185,800           2,058,664
 * MPW Industrial Services Group                                         5,000              11,750
 * MRO Software, Inc.                                                   42,100             601,609
 * MRV Communications, Inc.                                            178,900             475,874
 * MSC Software Corp.                                                   51,700             462,198
 * MTC Technologies, Inc.                                               14,800             392,940
*# MTI Technology Corp.                                                  1,300               3,848
 * MTM Technologies, Inc.                                                4,900               8,183
 * MTR Gaming Group, Inc.                                               48,468             451,237
   MTS Systems Corp.                                                    35,940             799,306
   Mueller Industries, Inc.                                             58,145     $     1,901,342
 * Multi Color Corp.                                                     2,250              35,145
*# Multimedia Games, Inc.                                               48,750           1,100,288
   MutualFirst Financial, Inc.                                           2,000              44,265
   Myers Industries, Inc.                                               50,063             676,351
 * Mykrolis Corp.                                                       69,900           1,132,380
 * Myriad Genetics, Inc.                                                46,100             764,799
   Mystic Financial, Inc.                                                1,575              45,069
 * Nabi Biopharmaceuticals                                              97,150           1,632,120
   Nacco Industries, Inc. Class A                                        6,500             576,810
*# Nanogen, Inc.                                                        52,800             359,568
 * Nanometrics, Inc.                                                    20,394             260,839
*# Nanophase Technologies Corp.                                         29,498             212,091
*# Napco Security Systems, Inc.                                          4,300              37,840
   Nara Bancorp, Inc.                                                   19,500             600,210
   Nash-Finch Co.                                                       20,200             379,760
 * Nashua Corp.                                                          5,800              53,534
 * Nassda Corp.                                                         44,875             236,491
*# Nastech Pharmaceutical Co., Inc.                                     20,300             242,179
 * NATCO Group, Inc. Class A                                            16,800             128,352
 * Nathans Famous, Inc.                                                  7,000              42,623
   National Beverage Corp.                                              36,200             342,814
 * National Dentex Corp.                                                 3,500             106,418
 * National Home Health Care Corp.                                       5,465              55,197
*# National Medical Health Card Systems, Inc.                           12,600             453,726
   National Penn Bancshares, Inc.                                       40,784           1,169,277
   National Presto Industries, Inc.                                      6,800             267,920
 * National Processing, Inc.                                           116,000           3,336,160
 * National Research Corp.                                               7,000             117,600
 * National RV Holdings, Inc.                                           17,300             205,870
 * National Steel Corp. Class B                                            200                   1
 * National Technical Systems, Inc.                                      8,600              42,733
 * National Western Life Insurance Co. Class A                           1,000             146,150
 * Natrol, Inc.                                                         10,000              27,500
 * Natural Alternatives International, Inc.                              5,400              59,238
   Nature's Sunshine Products, Inc.                                     24,550             365,795
 * Natus Medical, Inc.                                                  14,600              74,898
   Nautilus Group, Inc.                                                 55,400             834,878
 * Navarre Corp.                                                        43,600             536,280
 * Navidec, Inc.                                                           644               1,117
 * Navigant Consulting, Inc.                                            77,200           1,578,740
*# Navigant International, Inc.                                         26,700             464,046
 * Navigators Group, Inc.                                               21,371             617,622
   NBT Bancorp                                                          55,077           1,196,823
 * NCI Building Systems, Inc.                                           33,100             962,217
 * NCO Group, Inc.                                                      45,884           1,137,477
 # NDChealth Corp.                                                      60,800           1,357,664
 * NeighborCare, Inc.                                                   73,800           2,214,000
 * Nektar Therapeutics                                                  89,769           1,929,136
   Nelson (Thomas), Inc.                                                22,300             522,266
 * Neoforma, Inc.                                                       33,814             384,465
 * Neogen Corp.                                                          7,625             122,000
 * NeoMagic Corp.                                                       53,900             220,990
 * NEON Systems, Inc.                                                    8,600              30,186
 * Neopharm, Inc.                                                       39,417             433,587
 * Neose Technologies, Inc.                                             33,900             283,743
 * Neoware Systems, Inc.                                                23,800             205,632
 * NES Rentals Holdings, Inc.                                               36                 293
   Net Perceptions, Inc.                                                22,600              20,340

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Net2Phone, Inc.                                                      74,200     $       317,205
   NetBank, Inc.                                                        57,533             616,754
 * Netegrity, Inc.                                                      63,700             600,054
*# Netflix, Inc.                                                        74,400           2,456,688
 * Netguru, Inc.                                                        17,200              25,972
 * NetIQ Corp.                                                          91,787           1,216,178
 * NetManage, Inc.                                                      10,442              68,395
 * Netopia, Inc.                                                        38,800             225,040
 * NetRatings, Inc.                                                     57,363             802,508
 * Netscout System, Inc.                                                51,600             355,524
 * NetSolve, Inc.                                                       12,100             120,419
 * Network Engines, Inc.                                                61,400             195,252
 * Network Equipment Technologies, Inc.                                 40,800             300,288
*# Network Plus Corp.                                                   14,500                  25
 * Neurobiological Technologies, Inc.                                    2,700              10,800
 * Neurogen Corp.                                                       74,113             697,403
   Nevada Chemicals, Inc.                                                2,500              13,300
 * Nevada Gold & Casinos, Inc.                                          20,350             299,145
 * New Brunswick Scientific Co., Inc.                                    7,660              46,573
 * New Century Equity Holdings Corp.                                    21,200               4,770
   New Century Financial Corp.                                          51,150           2,230,652
   New England Business Services, Inc.                                  22,600             991,462
   New Hampshire Thrift BancShares, Inc.                                   200               5,960
 * New Horizons Worldwide, Inc.                                         10,200              59,578
   New Jersey Resources Corp.                                           46,600           1,829,982
   Newmil Bancorp, Inc.                                                  4,400             119,900
 * Newpark Resources, Inc.                                             142,500             805,125
 * Newport Corp.                                                        65,418             950,524
 * Newtek Business Services, Inc.                                       45,088             216,873
 * Niagara Corp.                                                         8,200              33,087
 * NIC, Inc.                                                           117,100             646,392
   Nitches, Inc.                                                           864               5,581
   NL Industries, Inc.                                                  78,876             985,950
 * NMS Communications Corp.                                             62,000             533,200
 * NMT Medical, Inc.                                                    11,500              43,758
   NN, Inc.                                                             15,250             181,018
 * Nobel Learning Communities, Inc.                                      6,500              42,738
   Nobility Homes, Inc.                                                  4,100              85,075
   Noble International, Ltd.                                            14,360             414,286
 * Noel Group, Inc.                                                      8,000                  24
 # Noland Co.                                                              200               8,556
   Nordson Corp.                                                        59,277           2,242,449
 * Norstan, Inc.                                                        22,400              72,128
 * North America Galvanizing & Coatings, Inc.                            6,700              13,400
 * North American Scientific, Inc.                                      17,600             157,520
   North Central Bancshares, Inc.                                        1,700              64,294
   North Pittsburgh Systems, Inc.                                       25,066             483,774
   Northeast Bancorp                                                       900              17,429
   Northeast Pennsylvania Financial Corp.                                4,400              77,110
   Northern Technologies International Corp.                             3,000              14,160
*# Northfield Laboratories, Inc.                                        32,300             424,745
 * Northland Cranberries, Inc.                                           4,400               2,904
   Northrim BanCorp, Inc.                                                6,068             121,368
*# Northwest Airlines Corp.                                            147,700           1,493,247
   Northwest Bancorp, Inc.                                              79,904           1,777,065
 # Northwest Natural Gas Co.                                            44,200           1,286,662
 * Northwest Pipe Co.                                                    6,300     $        92,610
 * Novamed Eyecare, Inc.                                                36,300             131,769
 * Novavax, Inc.                                                        59,000             277,300
 * Noven Pharmaceuticals, Inc.                                          39,408             755,845
 * Novoste Corp.                                                        27,800              83,400
*# NPS Pharmaceuticals, Inc.                                            62,900           1,365,559
 * NS Group, Inc.                                                       35,500             472,150
 * NTN Communications, Inc.                                             89,193             267,579
 * Nu Horizons Electronics Corp.                                        28,400             230,892
*# Nucentrix Broadband Networks, Inc.                                   10,400              23,140
 * NuCo2, Inc.                                                          16,000             313,120
   NUI Corp.                                                            29,892             406,232
 * Numerex Corp. Class A                                                10,800              49,680
   NuSkin Enterprises, Inc.                                            101,400           2,271,360
 * Nutraceutical International Corp.                                    18,976             465,102
 * Nutramax Products, Inc.                                               3,300                   3
 * Nutrition 21, Inc.                                                    4,900               3,185
 * Nuvelo, Inc.                                                         40,322             350,801
   NWH, Inc.                                                             4,200              78,813
 * NYFIX, Inc.                                                          50,081             252,408
   Nymagic, Inc.                                                         8,700             223,590
 * O'Charleys, Inc.                                                     38,050             692,891
 * O.I. Corp.                                                            2,700              22,707
   Oak Hill Financial, Inc.                                              3,000              95,550
   Oakley, Inc.                                                        115,700           1,552,694
 * Obie Media Corp.                                                      5,900              20,827
 * Oceaneering International, Inc.                                      42,200           1,333,942
   OceanFirst Financial Corp.                                           22,032             491,314
 * Ocular Sciences, Inc.                                                41,600           1,389,856
 * Ocwen Financial Corp.                                               115,234           1,433,511
 * Odd Job Stores, Inc.                                                 12,700              20,511
 * Odetics, Inc. Series B                                                  200                 750
 * Odyssey Healthcare, Inc.                                             61,500           1,042,425
 * Offshore Logistics, Inc.                                             38,400             882,048
*# Oglebay Norton Co.                                                    2,500                 350
 * Ohio Casualty Corp.                                                 103,700           1,944,375
 * Oil States International, Inc.                                       83,831           1,190,400
   Oil-Dri Corp. of America                                              4,200              67,494
 * Old Dominion Freight Lines, Inc.                                     40,950           1,137,182
   Olin Corp.                                                          117,452           1,932,085
 * Olympic Steel, Inc.                                                   9,600             136,320
 * OM Group, Inc.                                                       48,200           1,286,458
   Omega Financial Corp.                                                 8,200             270,436
 * Omega Protein Corp.                                                  39,200             423,360
 * OMNI Energy Services Corp.                                           18,900              94,500
 * Omnicell, Inc.                                                       41,500             554,025
 * OmniVision Technologies, Inc.                                        75,500           1,768,210
 * Omnova Solutions, Inc.                                               13,900              71,724
 * Omtool, Ltd.                                                          3,570              37,485
 * On Assignment, Inc.                                                  42,800             251,236
*# ON Semiconductor Corp.                                              397,951           2,304,136
 * On2.cCom, Inc.                                                       75,000              55,500
 * One Price Clothing Stores, Inc.                                       2,957                  59
*# Oneida, Ltd.                                                         28,900              35,836
 * OneSource Information Services, Inc.                                 11,900             104,958
 * Online Resources Corp.                                               30,000             221,400
 * Onyx Acceptance Corp.                                                 5,100              77,265
 * Onyx Pharmacueticals, Inc.                                           54,800           2,573,956
 * ONYX Software Corp.                                                  23,800              91,630
 * OPENT Technologies, Inc.                                             33,900             472,227
 * OpenTV Corp.                                                         39,946             101,063

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Openwave Systems Inc                                                106,599     $     1,190,711
 * Opinion Research Corp.                                                6,700              46,498
 * Oplink Communications, Inc.                                          53,100             106,731
 * Opsware, Inc.                                                        80,250             647,618
 * Opti, Inc.                                                           11,600              17,980
 * Optical Cable Corp.                                                   8,700              46,797
 * Optical Communication Products, Inc.                                 74,050             167,353
 * Optical Sensors, Inc.                                                 1,633               6,777
 * Optika, Inc.                                                          8,200              29,766
   Option Care, Inc.                                                    35,800             482,226
 * OraSure Technologies, Inc.                                           75,500             557,945
 * Orbit International Corp.                                             1,582              11,202
 * Orbital Sciences Corp.                                               82,800           1,039,140
*# Orchid Biosciences, Inc.                                              9,381              68,012
 * Oregon Steel Mills, Inc.                                             45,000             507,150
 * Orleans Homebuilders, Inc.                                           28,600             523,380
 * Orphan Medical, Inc.                                                 10,300              92,288
*# Orthodontic Centers of America, Inc.                                 85,151             728,041
 * Orthologic Corp.                                                     58,713             471,465
*# Oscient Pharmaceutical Corp.                                        128,400             602,196
   Oshkosh B'Gosh, Inc. Class A                                         17,000             383,690
*# OSI Systems, Inc.                                                    24,800             553,784
 * Osteotech, Inc.                                                      29,100             181,584
   Otter Tail Co.                                                       43,800           1,119,528
   Outlook Group Corp.                                                   2,400              14,760
 * Overland Storage, Inc.                                               23,075             330,434
   Overseas Shipholding Group, Inc.                                     59,725           2,277,912
*# Overstock Com                                                        28,400           1,022,116
   Owens & Minor, Inc.                                                  66,700           1,614,140
   Oxford Industries, Inc.                                              27,500           1,013,375
 * Oxigene, Inc.                                                        12,600              92,862
 * Oxis International, Inc.                                              7,900               5,293
 * OYO Geospace Corp.                                                    5,100              89,194
 * P&F Industries, Inc. Class A                                          1,300              10,173
 * P.F. Chang's China Bistro, Inc.                                      43,300           1,959,758
   Pacific Capital Bancorp                                              57,833           2,131,146
 * Pacific Mercantile Bancorp                                            5,900              64,310
 * Pacific Premier Bancorp, Inc.                                         3,900              44,889
   Packaging Dynamics Corp.                                              4,120              55,002
 * Packeteer, Inc.                                                      55,800             797,382
 * Pac-West Telecomm, Inc.                                              23,100              27,258
 * Pain Therapeutics, Inc.                                              60,115             470,099
 * Palatin Technologies, Inc.                                               62                 233
 * Paligent, Inc.                                                          347                  73
 * Palm Harbor Homes, Inc.                                              38,811             735,080
*# Palmone Inc                                                          78,284           1,661,969
 * Palmsource Inc                                                       21,681             439,040
 * PAM Transportation Services, Inc.                                    19,250             356,125
   Pamrapo Bancorp, Inc.                                                 5,100             126,888
 * Panavision, Inc.                                                      3,600              23,310
*# Panera Bread Co.                                                     44,900           1,558,928
 * Pantry, Inc.                                                         33,700             611,655
*# Papa John's International, Inc.                                      30,000             872,700
 * Par Technology Corp.                                                  7,800              81,120
 * Paradyne Networks Corp.                                              97,955             463,327
 * Paragon Technologies, Inc.                                            4,200              42,000
 * Parallel Petroleum Corp.                                             42,900             169,412
 * Parametric Technology Corp.                                         447,395           2,169,866
 * Parexel International Corp.                                          44,400             878,676
   Park Bancorp, Inc.                                                    1,200              36,864
   Park Electrochemical Corp.                                           33,650     $       839,904
 * Parker Drilling Co.                                                 160,200             514,242
*# Parkervision, Inc.                                                   19,300             106,922
 * Park-Ohio Holdings Corp.                                             10,400             125,840
   Parkvale Financial Corp.                                              5,700             151,506
 * Parlex Corp.                                                         13,800              83,766
 * Parlux Fragrances, Inc.                                               9,900              90,486
 * Party City Corp.                                                     29,522             433,678
 * Pathmark Stores, Inc.                                                49,179             331,958
 * Patient Infosystems, Inc.                                               733               2,566
   Patina Oil & Gas Corp.                                               64,930           1,716,749
 * Patrick Industries, Inc.                                              4,500              46,350
 # Patriot Bank Corp.                                                    6,930             194,872
 * Patriot Transportation Holding, Inc.                                  2,500              90,438
 * Paula Financial, Inc.                                                 6,100              17,385
 * Paul-Son Gaming Corp.                                                 4,100              16,031
 * Paxar Corp.                                                          67,300           1,240,339
 * Paxson Communications Corp.                                          98,100             275,661
 * Payless Cashways, Inc.                                                  160                   0
 * Payless ShoeSource, Inc.                                            115,700           1,897,480
 * PC Connection, Inc.                                                  39,750             304,883
 * PC Mall, Inc.                                                        18,400             303,416
 * PC-Tel, Inc.                                                         37,700             412,438
 * PDF Solutions, Inc.                                                  43,159             387,999
 * PDI, Inc.                                                            24,498             705,542
 * PDS Gaming Corp.                                                      1,100               2,046
 * PEC Solutions, Inc.                                                  43,600             453,440
 * Pediatric Services of America, Inc.                                  10,900             135,160
 * Pediatrix Medical Group, Inc.                                        32,200           2,128,420
 * Peerless Manufacturing Co.                                            3,000              32,130
 * Peerless Systems Corp.                                               24,300              30,375
 * Peet's Coffee & Tea, Inc.                                            22,311             508,245
*# Pegasus Communications Corp.                                          8,770             142,249
 * Pegasus Solutions, Inc.                                              40,533             466,130
 * Pegasystems, Inc.                                                    60,259             512,804
 * Pemco Aviation Group, Inc.                                              950              30,865
 * Pemstar, Inc.                                                        73,200             192,516
   Penford Corp.                                                         7,300             125,560
   Penn Engineering & Manufacturing Corp. Class A                        1,200              18,360
   Penn Engineering & Manufacturing Corp. Non-Voting                    15,000             263,100
 * Penn National Gaming, Inc.                                           67,800           2,032,644
 * Penn Treaty American Corp.                                           24,800              52,824
   Penn Virginia Corp.                                                  15,500             965,650
   Penn-America Group, Inc.                                             24,500             323,400
   Pennfed Financial Services, Inc.                                      7,400             224,072
   Penns Woods Bancorp, Inc.                                               770              33,534
 * Penwest Pharmaceuticals Co.                                          31,400             346,028
   Peoples Bancorp, Inc.                                                   300               7,463
   Pep Boys - Manny, Moe & Jack                                         84,400           2,066,956
 * Perceptron, Inc.                                                     13,850              92,795
 * Performance Technologies, Inc.                                       21,600             234,144
 * Pericom Semiconductor Corp.                                          41,800             447,678
 * Perini Corp.                                                         39,200             427,280
 * Perot Systems Corp.                                                  60,900             828,849
   Perrigo Co.                                                         110,900           2,269,014
 * Perry Ellis International, Inc.                                      13,600             326,128
 * Per-Se Technologies, Inc.                                            50,000             650,000
 * Pervasive Software, Inc.                                             37,339             227,768
 * PetMed Express, Inc.                                                 15,565             132,303

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Petrocorp, Inc. Escrow Shares                                         6,900     $           414
 * Petroleum Development Corp.                                          27,133             666,658
   PFF Bancorp, Inc.                                                    28,700           1,142,834
 * Pfsweb, Inc.                                                              9                  15
 * Pharmacopia Drug Discovery, Inc.                                     26,450             184,092
 * Pharmacyclics, Inc.                                                  32,600             390,222
*# Pharmanetics, Inc.                                                    9,500               6,650
 * PharmChem, Inc.                                                       5,100                 816
 * Pharmos Corp.                                                         6,200              20,956
 * Philadelphia Consolidated Holding Corp.                              37,200           2,108,496
   Phillips-Van Heusen Corp.                                            52,200             988,146
 * Phoenix Gold International, Inc.                                      1,000               1,240
 * Phoenix Technologies, Ltd.                                           38,990             257,334
 * Photo Control Corp.                                                   1,000               2,750
 * PhotoMedex, Inc.                                                     49,800             176,790
 * Photon Dynamics, Inc.                                                28,100             906,787
 * Photronics, Inc.                                                     53,300             942,344
 * Physiometrix, Inc.                                                    7,400              12,580
 * Piccadilly Cafeterias, Inc.                                          10,400                  10
 * Pico Holdings, Inc.                                                  12,300             224,475
   Piedmont Natural Gas Co.                                             32,500           1,332,825
   Pilgrims Pride Corp. Class B                                         29,500             792,960
 * Pinnacle Entertainment, Inc.                                         59,800             681,720
 * Pinnacle Systems, Inc.                                              115,400             838,958
 * Pioneer Drilling Co.                                                  1,500               9,630
 * Pixelworks, Inc.                                                     51,000             922,080
 * Pizza Inn, Inc.                                                      10,000              29,200
 * Plains Exploration & Production Co.                                  98,563           1,754,421
 * Plains Resources, Inc.                                               40,100             687,314
 * Planar Systems, Inc.                                                 24,800             313,720
 * Plantronics, Inc.                                                    27,700           1,101,075
 * Plato Learning, Inc.                                                 39,066             411,756
 * Play By Play Toys and Novelties, Inc.                                 3,300                   8
 * Playboy Enterprises, Inc. Class A                                     4,700              51,700
 * Playboy Enterprises, Inc. Class B                                    47,100             568,968
 * Playtex Products, Inc.                                              104,100             744,315
 * Plexus Corp.                                                         73,000           1,072,370
 * Plug Power, Inc.                                                    124,043             944,215
 * PLX Technology, Inc.                                                 40,500             603,855
 * Plymouth Rubber, Inc. Class B                                           200                  68
   PMA Capital Corp. Class A                                            51,800             361,046
   PNM Resources, Inc.                                                  68,400           2,055,420
   Pocahontas Bancorp, Inc.                                              4,400              75,130
*# Point Therapeutics, Inc.                                                660               4,125
 * Point.360                                                             9,000              28,980
   PolyMedica Corp.                                                     44,600           1,289,386
 * Polyone Corp.                                                        94,200             649,038
   Pomeroy IT Solutions, Inc.                                           20,195             256,880
   Pope & Talbot, Inc.                                                  26,700             446,691
 * Porta Systems Corp.                                                   9,600               1,056
 * Portal Software, Inc.                                                70,020             322,092
 * Possis Medical, Inc.                                                 30,200             861,304
   Potlatch Corp.                                                       50,100           1,891,275
 * Powell Industries, Inc.                                              18,090             309,158
 * Power Intergrations, Inc.                                            51,900           1,429,326
   PowerCerv Corp.                                                       1,755               1,106
 * Power-One, Inc.                                                     141,700           1,428,336
*# Powerwave Technologies, Inc.                                        107,800             863,478
 * Pozen, Inc.                                                          48,500             481,120
 * PPT Vision, Inc.                                                      6,800               9,588
 * PRAECIS Pharmaceuticals, Inc.                                        88,204     $       367,811
   Preformed Line Products Co.                                           1,200              33,000
 * Premier Financial Bancorp                                             5,200              47,892
*# Premier Laser Systems, Inc. Class A                                   3,400                   2
*# Pre-Paid Legal Services, Inc.                                        27,750             653,790
   Presidential Life Corp.                                              49,400             835,848
 * Presstek, Inc.                                                       58,198             600,021
*# PRG-Schultz International, Inc.                                     104,100             469,491
 * Price Communications Corp.                                           95,970           1,386,767
*# Priceline.com, Inc.                                                  45,116           1,182,039
 * Pricesmart, Inc.                                                      9,600              52,896
 * Prima Energy Corp.                                                   22,062             840,562
 * Prime Hospitality Corp.                                              76,400             757,124
 * Prime Medical Services, Inc.                                         38,628             225,974
 * PRIMEDIA, Inc.                                                      437,638           1,304,161
 * Primus Knowledge Solutions, Inc.                                     16,500              35,145
 * Primus Telecommunications Group, Inc.                                86,000             521,160
 * Princeton Review, Inc.                                               14,600             104,098
 * Printronix, Inc.                                                      5,800              84,100
 * Priority Healthcare Corp.                                            62,636           1,265,247
 * Private Business, Inc.                                                  945               2,174
 * Proassurance Corp.                                                   49,450           1,635,312
 * Procom Technology, Inc.                                               5,400               6,588
 * Procurenet, Inc.                                                     19,700                  20
 * Progenics Pharmaceuticals, Inc.                                      28,500             500,175
   Programmers Paradise, Inc.                                            5,200              38,428
 * Progress Software Corp.                                              60,700           1,135,697
 * ProQuest Co.                                                         48,300           1,259,664
 * ProsoftTraining.com                                                     500                 380
   Prosperity Bancshares, Inc.                                          34,200             800,622
 * Protection One, Inc.                                                 91,400              17,823
 * Protein Design Labs, Inc.                                            13,144             256,439
   Providence & Worcester Railroad Co.                                   3,000              30,600
   Provident Bancorp, Inc.                                              23,047             240,611
   Provident Bankshares Corp.                                           41,877           1,208,151
   Provident Financial Group, Inc.                                      19,500             780,780
   Provident Financial Holdings, Inc.                                    8,325             207,293
 * Province Healthcare Co.                                              82,825           1,326,857
 * Proxim Corp.                                                         67,269              89,468
 * ProxyMed, Inc.                                                        2,692              51,148
 * PSS World Medical, Inc.                                             114,600           1,151,730
   Psychemedics Corp.                                                    5,225              57,475
 * Psychiatric Solutions, Inc.                                          19,633             486,506
 * PTEK Holdings, Inc.                                                  97,928           1,027,265
   Pulaski Financial Corp.                                               5,400              90,180
   Pulitzer, Inc.                                                       14,700             691,635
 * Pure World, Inc.                                                      7,600              14,592
 * PW Eagle, Inc.                                                        7,000              24,010
   Pyramid Breweries, Inc.                                               5,700              12,483
 * Qad, Inc.                                                            57,783             610,766
 * QEP Co., Inc.                                                         2,125              32,279
 * QRS Corp.                                                            26,700             146,583
*# QuadraMed Corp.                                                      27,006              82,368
   Quaker Chemical Corp.                                                16,320             418,282
   Quaker City Bancorp, Inc.                                             2,734             149,331
   Quaker Fabric Corp.                                                  28,550             227,544
 * Quality Dining, Inc.                                                 11,400              25,650
 * Quality Systems, Inc.                                                10,100             471,973
 * Qualstar Corp.                                                        5,500              32,753
   Quanex Corp.                                                         27,900           1,242,945

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Quanta Services, Inc.                                               194,000     $     1,028,200
 * Quantum Corp.- DLT                                                   91,700             270,515
 * Quantum Fuel Systems Technologies Worldwide, Inc.                    50,930             255,159
 * Quest Software, Inc.                                                134,100           1,784,871
*# Questcor Pharmaceuticals, Inc.                                       26,800              22,512
 * Quicklogic Corp.                                                     39,000             116,961
 * Quidel Corp.                                                         53,544             299,311
 * Quigley Corp.                                                        19,300             153,223
 * Quiksilver, Inc.                                                     94,700           2,194,199
 * Quinton Cardiology Systems, Inc.                                     24,200             253,858
 * Quipp, Inc.                                                           1,400              21,000
   Quixote Corp.                                                        13,691             287,511
*# Quokka Sports, Inc.                                                   1,128                  14
 * Quovadx, Inc.                                                        62,047              66,390
 * R & B, Inc.                                                           8,400             157,500
 * R H Donnelley Corp.                                                  52,800           2,275,680
 * Radiant Systems, Inc.                                                64,344             288,905
 * Radiologix, Inc.                                                     36,100             142,956
 * RadiSys Corp.                                                        31,662             527,489
*# Radyne ComStream, Inc.                                                9,500              82,840
 * Rag Shops, Inc.                                                       2,415               7,970
 * Railamerica, Inc.                                                    56,100             715,275
 * Raindance Communictions, Inc.                                        73,896             161,093
 * Ralcorp Holdings, Inc.                                               49,400           1,647,490
 * Ramtron International Corp.                                          37,700             185,107
   Range Resources Corp.                                                96,300           1,143,081
 * Rare Hospitality International, Inc.                                 57,382           1,467,832
   Raven Industries, Inc.                                               15,355             488,135
 * Rayovac Corp.                                                        57,900           1,569,090
 * Raytech Corp.                                                        16,400              33,620
 * RC2 Corp.                                                            29,594             827,448
 * RCM Technologies, Inc.                                               10,500              56,175
*# RCN Corp.                                                            82,600              14,868
 * Reading International, Inc. Class A                                  18,149             153,178
 * Reading International, Inc. Class B                                   1,060               8,745
 * RealNetworks , Inc.                                                 287,000           1,724,870
*# Redhook Ale Brewery, Inc.                                             9,300              20,274
   Redwood Empire Bancorp                                                5,250             118,913
   Regal-Beloit Corp.                                                   40,404             826,262
 * Regeneration Technologies, Inc.                                      44,352             407,151
 * Regeneron Pharmaceuticals, Inc.                                      84,100             944,443
 * Regent Communications, Inc.                                          75,913             447,887
 * Register.Com, Inc.                                                   44,100             230,202
 * Rehabcare Group, Inc.                                                27,500             686,950
 * Reliability, Inc.                                                     6,300               6,930
   Reliance Steel & Aluminum Co.                                        54,557           1,996,241
   Reliv International, Inc.                                            25,132             267,153
*# Relm Wireless Corp.                                                   7,600              18,240
 * Remec, Inc.                                                          96,850             634,368
 * RemedyTemp, Inc.                                                      6,600              85,945
 * Remington Oil & Gas Corp.                                            46,000             954,040
 # Renaissance Learning, Inc.                                           52,600           1,104,074
 * Rentrak Corp.                                                        16,500             146,850
 * Rent-Way, Inc.                                                       46,300             430,590
 * Repligen Corp.                                                       51,000             127,500
 * Reptron Electronics, Inc.                                             8,800                   0
*# Reptron Electronics, Inc.                                               343               2,504
   Republic Bancorp, Inc.                                              108,783           1,445,726
   Republic Bancorp, Inc. Class A                                       15,225             293,081
 * Republic First Bancorp, Inc.                                          6,334              75,375
 * Res-Care, Inc.                                                       37,785     $       524,078
 * ResMed, Inc.                                                         41,300           2,098,040
   Resource America, Inc.                                               29,551             644,212
 * Resources Connection, Inc.                                           38,668           1,648,030
 * Respironics, Inc.                                                    37,200           1,978,668
 * Restoration Hardware, Inc.                                           55,600             373,076
 * Retail Ventures Inc.                                                 56,600             409,218
 * Retek, Inc.                                                          93,100             607,012
 * Revlon, Inc.                                                        162,400             532,672
 * Rewards Network, Inc.                                                41,600             410,176
 * Rex Stores Corp.                                                     18,600             228,780
 * Rexhall Industries, Inc.                                              3,542               6,163
 * RF Monolithics, Inc.                                                 12,700             121,666
*# Rhythms NetConnections, Inc.                                          8,900                   1
   Richardson Electronics, Ltd.                                         18,527             209,540
 * Rigel Pharmaceuticals, Inc.                                           2,222              39,463
   Riggs National Corp.                                                 49,299           1,076,690
 * Rimage Corp.                                                          8,600             121,518
 * Rita Medical Systems, Inc.                                           30,350             150,840
 * Riverside Group, Inc.                                                 1,000                  33
   Riverview Bancorp, Inc.                                               4,500              93,555
   Rivianna Foods, Inc.                                                 16,700             438,208
 * Riviera Holdings Corp.                                                3,600              31,284
   RLI Corp.                                                            42,000           1,510,740
 * Roadhouse Grill, Inc.                                                13,340               3,335
   Roanoke Electric Steel Corp.                                          9,900             130,185
   Robbins & Myers, Inc.                                                24,600             543,660
*# Robotic Vision Systems, Inc.                                          3,480              11,658
 * Rochester Medical Corp.                                               5,300              43,036
   Rock of Ages Co.                                                      4,400              35,772
*# Rockford Corp.                                                       14,600              72,270
   Rock-Tenn Co. Class A                                                61,200             983,484
   Rocky Mountain Chocolate Factory, Inc.                                4,015              38,745
 * Rocky Shoes & Boots, Inc.                                             4,500              92,070
 * Rofin-Sinar Technologies, Inc.                                       25,300             662,126
 * Rogers Corp.                                                         27,500           1,689,875
   Rollins, Inc.                                                        77,100           1,880,469
 * Ross Systems, Inc.                                                    2,600              47,297
*# Roxio, Inc.                                                           1,629               7,282
   Royal Bancshares of Pennsylvania Class A                              4,430             101,181
   Royal Gold, Inc.                                                     35,335             492,217
 * Royale Energy, Inc.                                                   3,523              49,812
   RPC, Inc.                                                            28,600             391,820
 * RSA Security, Inc.                                                  104,200           1,911,028
 * RTI International Metals, Inc.                                       36,000             522,360
 * RTW, Inc.                                                             5,150              33,284
 * Rubio's Restaurants, Inc.                                            18,495             122,437
   Ruddick Corp.                                                        78,800           1,620,128
 * Rudolph Technologies, Inc.                                           28,400             528,240
 * Rural Cellular Corp. Class A                                          2,800              25,172
 * Rural/Metro Corp.                                                    14,000              17,500
 * Rush Enterprises, Inc. Class A                                        7,000              82,670
 * Rush Enterprises, Inc. Class B                                        7,000              84,959
   Russ Berrie & Co., Inc.                                              34,500             931,500
   Russell Corp.                                                        54,500             892,710
 * Ryan's Family Steak Houses, Inc.                                     71,800           1,208,394
   Ryerson Tull, Inc.                                                   41,800             560,538
 * S&K Famous Brands, Inc.                                               2,100              35,753
   S&T Bancorp, Inc.                                                    45,400           1,357,460

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * S1 Corp.                                                            120,498     $     1,131,476
 * Saba Software, Inc.                                                  22,900              80,150
 * Safeguard Scientifics, Inc.                                         203,500             518,925
 * SafeNet, Inc.                                                        39,904             929,763
 * Safety Components International, Inc.                                   118               1,578
 * Saga Communications, Inc. Class A                                    30,925             579,844
 * Salem Communications Corp.                                           30,440             913,200
*# Salton, Inc.                                                         18,500             104,710
 * San Filippo (John B.) & Son, Inc.                                    17,893             445,894
   Sanders Morris Harris Group, Inc.                                    29,532             397,205
   Sanderson Farms, Inc.                                                33,400           1,536,400
 * Sands Regent Casino Hotel                                             2,000              13,660
   Sandy Spring Bancorp, Inc.                                           23,756             831,460
 * Sangamo BioSciences, Inc.                                            42,450             266,162
 * Sapient Corp.                                                       200,923           1,205,538
 * Satcon Technology Corp.                                              46,700             128,425
   Saucony, Inc. Class A                                                 2,700              55,077
   Saucony, Inc. Class B                                                 3,500              70,630
   Sauer-Danfoss, Inc.                                                  49,600             770,784
 * Savient Pharmaceuticals, Inc.                                        76,600             185,372
 * Saxon Capital, Inc.                                                  17,400             415,338
 * SBA Communications Corp.                                             88,500             341,610
 * SBE, Inc.                                                             3,500              12,215
 * SBS Technologies, Inc.                                               25,730             476,005
 * ScanSoft, Inc.                                                      217,760           1,141,062
 * ScanSource, Inc.                                                     21,200           1,128,900
   Schawk, Inc. Class A                                                 22,200             294,150
 * Scheid Vineyards, Inc.                                                2,200              11,022
 * Schick Technologies, Inc.                                             9,000              86,850
 * Schieb (Earl), Inc.                                                   2,200               7,282
 * Schlotzskys, Inc.                                                     7,200              10,937
 * Schmitt Industries, Inc.                                              2,466               6,042
   Schnitzer Steel Industries, Inc. Class A                             62,351           1,724,629
 * Scholastic Corp.                                                     64,381           1,818,119
 * Schuff International, Inc.                                            7,000              16,380
   Schulman (A.), Inc.                                                  49,687             992,249
   Schweitzer-Maudoit International, Inc.                               25,500             717,825
 * Sciclone Pharmaceuticals, Inc.                                       75,746             376,458
 * Scientific Games Corp.                                              106,058           1,964,194
 * Scientific Learning Corp.                                             4,400              24,244
 * Scientific Technologies, Inc.                                         6,700              38,391
 * SciQuest, Inc.                                                        5,900              35,459
 * SCM Microsystems, Inc.                                               25,663             163,473
   SCP Pool Corp.                                                       56,700           2,282,175
   SCPIE Holdings, Inc.                                                  9,300              81,003
 * SCS Transportation, Inc.                                             24,350             553,963
   Seaboard Corp.                                                        1,400             523,600
 * Seabulk International, Inc.                                          46,800             415,116
 * Seachange International, Inc.                                        46,200             689,766
   Seacoast Banking Corp.                                               14,808             296,752
   Seacoast Financial Services Corp.                                    11,076             379,464
*# Seacor Smit, Inc.                                                    33,500           1,341,340
 * Seattle Genetics, Inc.                                               67,634             466,675
 * Secom General Corp.                                                     140                 177
   Second Bancorp, Inc.                                                  9,900             316,008
 * Secure Computing Corp.                                               60,274             534,028
 * SED International Holdings, Inc.                                        825               1,254
 * SeeBeyond Technology Corp.                                          142,000             428,840
 * SEEC, Inc.                                                            3,000                 750
 * Segue Software, Inc.                                                  9,500              35,008
 * Selas Corp. of America                                                4,750     $        14,250
 * Select Comfort Corp.                                                 61,300           1,661,230
   Select Medical Corp.                                                103,800           1,391,958
 * Selectica, Inc.                                                      66,500             291,337
   Selective Insurance Group, Inc.                                      47,079           1,700,964
   SEMCO Energy, Inc.                                                   47,900             274,946
 * Semitool, Inc.                                                       48,500             555,325
 * Semtech Corp.                                                        69,436           1,744,232
 * SEMX Corp.                                                            4,600                 690
 * Seneca Foods Corp. Class A                                              200               3,750
 * Seneca Foods Corp. Class B                                            1,300              24,141
 # Sensient Technologies Corp.                                          81,200           1,640,240
 * Sensytech, Inc.                                                      10,414             224,640
 * Sequa Corp. Class A                                                   6,900             339,135
 * Sequa Corp. Class B                                                   2,600             131,820
 * Sequenom, Inc.                                                       64,500             103,845
 * SeraCare Life Sciences, Inc.                                          4,080              46,512
*# Serena Software, Inc.                                                66,400           1,410,336
 * Serologicals Corp.                                                   41,950             718,604
 * Service Corp. International                                         261,400           1,882,080
 * ServiceWare Technologies, Inc.                                        2,900               1,682
 * Servotronics, Inc.                                                    1,100               4,285
 * SFBC International, Inc.                                             24,750             602,168
 * Shared Technologies Cellular, Inc.                                   10,100                   6
 * Sharper Image Corp.                                                  25,800             727,560
*# Shaw Group, Inc.                                                    107,487           1,268,347
 * Sheffield Pharmceuticals, Inc.                                           25                   0
 * Shiloh Industries, Inc.                                              13,500             146,880
 * Shoe Carnival, Inc.                                                  20,879             287,713
 * Shoe Pavilion, Inc.                                                   6,200              14,477
 * Sholodge, Inc.                                                        5,100              34,425
 * Shopko Stores, Inc.                                                  49,700             677,908
*# Shuffle Master, Inc.                                                 42,387           1,418,693
 * Siebert Financial Corp.                                              22,300              93,437
   Sierra Bancorp                                                        1,700              25,840
 * Sierra Health Services, Inc.                                         45,936           1,965,601
*# Sierra Pacific Resources                                            199,300           1,486,778
 * Sifco Industries, Inc.                                                5,400              22,140
*# Sigma Designs, Inc.                                                  34,800             232,464
 * Sigmatron International, Inc.                                         2,200              26,730
   Silgan Holdings, Inc.                                                31,200           1,308,528
*# Silicon Graphics, Inc.                                              340,500             643,545
 * Silicon Image, Inc.                                                 125,089           1,488,559
 * Silicon Storage Technology, Inc.                                    158,500           2,052,575
 * Silicon Valley Bancshares                                            59,500           2,223,515
 * Siliconix, Inc.                                                      37,437           1,803,340
 * Simclar, Inc.                                                         6,500              19,305
   Simmons First National Corp. Class A                                 24,000             578,160
 * SimpleTech, Inc.                                                     75,057             282,214
   Simpson Manufacturing Co., Inc.                                      41,300           2,263,240
 * Sinclair Broadcast Group, Inc. Class A                               78,000             861,900
 * Sipex Corp.                                                          56,200             362,490
 * Sirenza Microdevices, Inc.                                           54,466             218,409
*# Sirna Therapeutics, Inc.                                             42,625             133,843
 * Sitel Corp.                                                         122,200             382,486
 * Six Flags, Inc.                                                     157,905           1,105,335
   SJW Corp.                                                             9,000             292,500
 * Skechers U.S.A., Inc. Class A                                        31,800             365,700
   Skyline Corp.                                                         8,300             332,166
   Skywest, Inc.                                                        98,446           1,647,002

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
*# Skyworks Solutions, Inc.                                            186,317     $     1,665,674
 * SL Industries, Inc.                                                   5,900              63,720
 * SM&A                                                                 33,300             269,730
 * Smart & Final Food, Inc.                                             50,700             787,878
 * SmartDisk Corp.                                                       2,500                 450
 * Smith & Wollensky Restaurant Group, Inc.                             13,400              86,296
   Smith (A.O.) Corp.                                                   34,600           1,018,970
   Smith (A.O.) Corp. Convertible Class A                                3,750             110,438
 * Smith Micro Software, Inc.                                           21,400              44,512
 * Smithway Motor Xpress Corp. Class A                                   4,000               9,880
 * Sola International, Inc.                                             54,300           1,052,877
 * Somera Communications, Inc.                                          59,150              82,810
   Sonic Automotive, Inc.                                               50,800           1,115,060
 * Sonic Corp.                                                         100,537           2,229,911
*# Sonic Foundry, Inc.                                                  42,300              66,411
 * Sonic Innovations, Inc.                                              34,700             355,675
 * Sonic Solutions                                                      36,800             782,000
 * SonicWALL, Inc.                                                     116,800             929,728
 * SonoSite, Inc.                                                       24,645             525,678
 * Sonus Networks, Inc.                                                 54,057             294,611
*# Sonus Pharmaceuticals, Inc.                                          30,900             145,230
 * Sorrento Networks Corp.                                              17,800              52,154
 * Sotheby's Holdings, Inc. Class A                                     80,900           1,206,219
   Sound Federal Bancorp, Inc.                                          21,108             273,349
 * Source Information Management, Inc.                                  39,200             411,600
 * Source Media, Inc.                                                   27,400                 219
 * Sourcecorp, Inc.                                                     26,602             683,139
   South Financial Group, Inc.                                          60,927           1,679,148
   South Jersey Industries, Inc.                                        23,064             968,457
   Southern Banc Company, Inc.                                             200               3,675
 * Southern Energy Homes, Inc.                                          13,825              56,890
 * Southern Union Co.                                                   88,194           1,774,463
   Southside Banchares, Inc.                                               315               5,733
 * Southwall Technologies, Inc.                                         14,200               6,390
   Southwest Bancorp, Inc.                                              11,400             195,168
   Southwest Bancorporation of Texas, Inc.                              54,700           2,291,930
   Southwest Gas Corp.                                                  58,700           1,326,620
   Southwest Water Co.                                                  25,170             305,564
 * Southwestern Energy Co.                                              61,200           1,564,272
*# Spacehab, Inc.                                                       21,100              86,721
   Span-American Medical System, Inc.                                    2,400              28,296
 * Spanish Broadcasting System, Inc.                                    63,000             607,950
 * SPAR Group, Inc.                                                      2,900               3,857
   Spartan Motors, Inc.                                                 20,845             241,594
 * Spartan Stores, Inc.                                                 31,675             137,501
   Spartech Corp.                                                       50,000           1,144,000
 * Sparton Corp.                                                         7,938              66,441
 * Specialty Laboratories, Inc.                                         38,600             348,172
   SpectraLink Corp.                                                    32,200             484,288
 * Spectranetics Corp.                                                  41,502             248,597
 * Spectrum Control, Inc.                                               13,000             106,470
 * SpectRx, Inc.                                                         8,900              16,910
 # Speedway Motorsports, Inc.                                           67,190           2,258,928
 * Spescom Software, Inc.                                                1,202                 649
 * Spherion Corp.                                                      102,320             945,437
 * Spherix, Inc.                                                        12,100              72,479
 * Spiegel, Inc. Class A Non-Voting                                        100                   6
 * Spinnaker Exploration Co.                                            57,090     $     1,902,810
 * Spire Corp.                                                           6,700              32,897
 * Sport Chalet, Inc.                                                    2,700              33,750
 * Sport Supply Group, Inc.                                              8,900              10,458
 * Sport-Haley, Inc.                                                     2,700              14,418
 * Sports Club Co., Inc.                                                20,100              32,160
 * SportsLine.Com, Inc.                                                 33,400              33,400
 * Sportsman's Guide, Inc.                                               8,000             154,080
 * SPSS, Inc.                                                           27,637             460,156
 * SRA International, Inc.                                              29,500           1,143,715
 * SRI/Surgical Express, Inc.                                            6,100              42,151
 * SRS Labs, Inc.                                                       24,330             113,378
   SS&C Technologies, Inc.                                              31,850             732,232
 # St. Mary Land & Exploration Co.                                      50,500           1,641,755
 * Staar Surgical Co.                                                   31,300             236,628
 * Stamps.com, Inc.                                                     37,023             489,074
*# Standard Automotive Corp.                                             4,400                   0
   Standard Commercial Corp.                                            21,129             348,417
 * Standard Management Corp.                                             7,600              26,220
 * Standard Microsystems Corp.                                          30,600             754,902
   Standard Motor Products, Inc. Class A                                29,300             410,200
   Standard Register Co.                                                40,300             491,257
   Standex International Corp.                                          20,800             539,136
   Stanley Furniture, Inc.                                               6,700             277,179
   Star Buffet, Inc.                                                     2,800              18,116
*# Star Scientific, Inc.                                                78,311             241,198
 * Starbiz Restrictive Shares                                                2                   0
 * Starcraft Corp.                                                       2,756              30,096
   Starrett (L.S.) Co. Class A                                           4,800              75,504
   StarTek, Inc.                                                        24,400             813,984
   State Auto Financial Corp.                                           67,520           2,056,659
   State Financial Services Corp. Class A                                7,800             221,676
 * Steak n Shake Co.                                                    46,318             814,734
*# Steel Dynamics, Inc.                                                 83,458           2,136,525
   Steel Technologies, Inc.                                             20,150             430,203
 * SteelCloud Co.                                                       12,100              30,008
 * Stein Mart, Inc.                                                     71,416           1,031,247
 * Steinway Musical Instruments, Inc.                                   12,500             425,000
 * Stellent, Inc.                                                       37,200             296,484
 * Stemcells, Inc.                                                       2,600               3,562
   Stepan Co.                                                            8,400             203,700
   Stephan Co.                                                           3,500              15,960
   Sterling Bancorp                                                     26,176             736,593
   Sterling Bancshares                                                  75,899             996,554
 * Sterling Financial Corp.                                             37,370           1,192,113
   Stewart & Stevenson Services, Inc.                                   48,702             825,499
 * Stewart Enterprises, Inc.                                           183,033           1,376,408
   Stewart Information Services Corp.                                   28,400             969,860
 * Stifel Financial Corp.                                                6,100             153,110
 * Stillwater Mining Co.                                               148,000           2,242,200
 * Stone Energy Corp.                                                   45,063           2,023,329
 * Stonepath Group, Inc.                                                67,200             169,344
 * Stoneridge, Inc.                                                     43,600             682,776
 * StorageNetworks, Inc. Escrow Shares                                  60,800               1,648
 * Stratasys, Inc.                                                      17,400             451,878
 * Strategic Diagnostics, Inc.                                          32,700             132,762
   Strategic Distribution, Inc.                                          3,029              39,347
 * Stratesec, Inc.                                                       7,300                  58
 * Stratex Networks, Inc.                                              142,518             417,578

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Stratos International, Inc.                                          20,936     $       119,126
 * Strattec Security Corp.                                               4,100             238,866
 * Stratus Properties, Inc.                                              7,050              88,125
   Strayer Ed, Inc.                                                      8,300             967,697
   Stride Rite Corp.                                                    65,100             686,805
   Sturm Ruger & Co., Inc.                                              45,700             541,545
 * Suburban Lodges of America, Inc. Escrow Shares                       18,500                   0
   Suffolk Bancorp                                                       8,600             273,136
 * Summa Industries, Inc.                                                5,200              49,712
   Summit Bancshares, Inc.                                               2,000              56,500
   Summit Bank Corp.                                                     2,520              42,336
 * SumTotal Systems, Inc.                                               28,067             181,032
 * Sun Bancorp, Inc.                                                    23,736             528,601
   Sun Hydraulics, Inc.                                                  4,900              60,613
 * Sunair Electronics, Inc.                                              3,000              17,220
 * Sundance Homes, Inc.                                                  3,000                  17
 * SunLink Health Systems, Inc.                                          1,048               5,450
*# Sunrise Senior Living, Inc.                                          36,065           1,299,783
   Sunrise Telecom, Inc.                                                 3,700               9,842
 * Suntron Corp.                                                         5,265              40,698
 * Superconductor Technologies, Inc.                                    83,940              96,531
 * Supergen, Inc.                                                       72,390             547,992
 * Superior Consultant Holdings Corp.                                   10,700              66,768
 * Superior Energy Services, Inc.                                      126,500           1,157,475
 # Superior Industries International, Inc.                              45,400           1,482,310
   Superior Uniform Group, Inc.                                          7,000             115,500
 * Supertex, Inc.                                                       21,800             341,606
 * SupportSoft, Inc.                                                    71,600             703,112
   Supreme Industries, Inc.                                             11,408              77,004
*# SureBeam Corp.                                                       12,725                 115
   SureWest Communications                                              24,112             773,272
*# SurModics, Inc.                                                      29,700             662,310
   Susquehanna Bancshares, Inc.                                         67,800           1,649,574
 * Swift Energy Corp.                                                   47,000             949,400
 * Swift Transportation, Inc.                                            4,200              75,432
 * Swisher International, Inc.                                             700                 770
*# Switchboard, Inc.                                                    30,600             236,538
   SWS Group, Inc.                                                      29,118             469,382
 * Sybron Dental Specialties, Inc.                                      65,300           1,778,772
 * Sycamore Networks, Inc.                                             226,952           1,000,858
 * Sykes Enterprises, Inc.                                              65,328             408,953
 * Sylvan, Inc.                                                          5,400              65,070
 * Symmetricom, Inc.                                                    82,767             653,859
 * Syms Corp.                                                           28,200             229,548
 * Symyx Technologies                                                   54,200           1,305,678
 * Synalloy Corp.                                                        5,900              54,988
 * Synaptics, Inc.                                                      42,000             805,140
 * Synovis Life Technologies, Inc.                                      19,500             175,500
 * Synplicity, Inc.                                                     40,975             239,704
   Syntel, Inc.                                                         67,148           1,272,455
 * Synthetech, Inc.                                                     16,400              20,828
*# Syntroleum Corp.                                                     66,566             419,366
   Sypris Solutions, Inc.                                               28,163             535,097
 * Systemax, Inc.                                                       40,100             248,620
 * T-3 Energy Services, Inc.                                             1,250               8,219
 * Tag-It Pacific, Inc.                                                 16,500              78,870
 * Taitron Components, Inc.                                              5,000              12,950
*# Take Two Interactive Software                                        32,200             958,594
 * TALK America Holdings, Inc.                                          44,509             418,830
   TALX Corp.                                                           23,038             534,482
   Tandy Brand Accessories, Inc.                                         5,900     $        79,296
 * Tanox, Inc.                                                          75,600           1,245,132
 * Tarantella, Inc.                                                      3,300               5,330
 * Tarrant Apparel Group                                                32,800              61,992
   Tasty Baking Co.                                                     17,400             164,082
   TB Woods Corp.                                                        7,600              58,140
 * TBA Entertainment Corp.                                               7,300               4,818
 * TBC Corp.                                                            37,250             945,778
 * TEAM America, Inc.                                                    2,800                   0
 * Team, Inc.                                                            7,600             119,320
 * TeamStaff, Inc.                                                      20,200              46,056
   Tech/Ops Sevcon, Inc.                                                 3,100              18,042
   Teche Holding Co.                                                       700              24,938
 * Techne Corp.                                                         45,700           1,770,875
 * Technical Communications Corp.                                          400               1,700
 * Technical Olympic USA, Inc.                                           8,500             276,675
 * Technitrol, Inc.                                                     68,600           1,427,566
   Technology Research Corp.                                             9,700             101,753
 * Technology Solutions Corp.                                           42,400              45,792
 * TechTeam Global, Inc.                                                20,800             159,765
   Tecumseh Products Co. Class A                                        23,400             868,608
 * Tegal Corp.                                                           5,000               8,300
*# Tejon Ranch Co.                                                      13,900             482,747
*# Tekelec                                                             105,900           1,760,058
 * TeleCommunication Systems, Inc.                                      40,500             205,335
 * Teledyne Technologies Inc                                            55,200           1,016,784
 * Teletech Holdings, Inc.                                             121,600             914,432
 * Telik, Inc.                                                          73,800           1,690,020
 * Telular Corp.                                                        22,000             244,398
 * TenFold Corp.                                                         4,500               7,875
   Tennant Co.                                                          15,300             581,400
 * Tenneco Automotive, Inc.                                             71,200             909,224
 * Terayon Communication Systems, Inc.                                 123,500             339,625
 * Terex Corp.                                                          58,021           1,711,039
 * Terra Industries, Inc.                                              131,500             608,845
 * Tesoro Petroleum Corp.                                              103,400           2,462,988
 * Tessco Technologies, Inc.                                             4,500              79,830
 * Tetra Tech, Inc.                                                     91,126           1,545,497
 * Tetra Technologies, Inc.                                             37,900             902,399
   Texas Industries, Inc.                                               35,900           1,322,915
   Texas Regional Banchshares, Inc. Class A                             50,440           2,221,882
   Texas United Bancshares, Inc.                                           100               1,760
   TF Financial Corp.                                                    2,600              77,311
 * Thackeray Corp.                                                       4,100               5,535
 * The Banc Corp.                                                       27,800             190,152
   The Brink's Co.                                                      86,818           2,685,281
 * The Dress Barn, Inc.                                                 51,400             900,014
 * The Geo Group, Inc.                                                  25,000             483,750
   The Marcus Corp.                                                     35,200             570,240
 * The Medicines Co.                                                    75,791           2,436,681
 # The Phoenix Companies, Inc.                                         160,700           1,881,797
 * The Rowe Companies                                                   13,100              59,605
 * The Sports Authority, Inc.                                           43,506           1,483,555
 * Theragenics Corp.                                                    50,900             217,343
 * Therma-Wave, Inc.                                                    56,989             225,107
 * Thermwood Corp.                                                         200                 163
 * TheStreet.com, Inc.                                                  41,600             156,416
 * Third Wave Technologies                                              66,386             321,972
 # Thomas & Betts Corp.                                                 93,500           2,287,010
 * Thomas Group, Inc.                                                    4,000               6,000

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Thomas Industries, Inc.                                              29,250     $       995,085
*# Thoratec Corp.                                                       94,843           1,383,759
*# THQ, Inc.                                                            64,700           1,364,523
 * Three-Five Systems, Inc.                                             35,599             190,811
 * TIBCO Software, Inc.                                                172,330           1,430,339
 * Tickets.com, Inc.                                                     1,600                 760
 * Tier Technologies, Inc. Class B                                      30,900             336,192
   TierOne Corp.                                                        30,553             637,336
 * TII Network Technologies, Inc.                                       11,260              15,764
   Timberland Bancorp, Inc.                                              3,900              86,580
 * Timco Aviation Services, Inc.                                         2,749               1,100
 * Time Warner Telecom, Inc.                                            77,187             328,817
 * Tipperary Corp.                                                      17,900              58,533
   Titan International, Inc.                                            19,600             208,740
 * Titan Pharmaceuticals, Inc.                                          49,300             162,690
 * Titanium Metals Corp.                                                 3,170             286,093
 * TiVo, Inc.                                                          135,426           1,030,592
 * TL Administration Corp.                                                 200                   6
 * TLC Vision Corp.                                                     33,060             343,493
   Todd Shipyards Corp.                                                  6,300             110,880
 * Todhunter International, Inc.                                         4,600              64,400
 * Tofutti Brands, Inc.                                                  6,900              22,080
 * Tollgrade Communications, Inc.                                       23,091             255,156
   Tompkins County Trustco, Inc.                                           363              16,313
 * Too, Inc.                                                            58,500             984,555
   Topps, Inc.                                                          68,886             597,242
 * Torch Offshore, Inc.                                                 23,300              61,512
 * Toreador Resources Corp.                                              4,900              25,774
   Toro Co.                                                             39,200           2,516,640
 * Total Entertainment Restaurant Corp.                                 16,761             219,050
*# Tower Automotive, Inc.                                               97,500             361,725
   Track Data Corp.                                                      5,600               5,600
 * Tractor Supply Co.                                                   43,600           1,679,908
 * Tradestation Group, Inc.                                             70,500             480,105
   Traffix, Inc.                                                        22,900             158,926
 * Trailer Bridge, Inc.                                                  9,800              54,390
 * Trammell Crow Co.                                                    59,500             756,245
 * Trans World Entertainment Corp.                                      61,000             608,780
 * Transact Technologies, Inc.                                           8,550             275,481
 * Transaction Systems Architects, Inc.                                 64,900           1,224,663
 * TransAxis, Inc.                                                          72                   5
 * Transcat, Inc.                                                        6,100              19,270
 * Transgenomic, Inc.                                                   21,900              33,945
 * Transkaryotic Therapies, Inc.                                        58,500             843,570
 * Transmeta Corp.                                                     263,500             574,430
 * Transmontaigne Oil Co.                                               61,500             357,930
 * Transport Corp. of America                                            5,200              37,440
 * Transport Industries, Inc.                                            1,400               2,254
 * Transpro, Inc.                                                       16,100              95,393
 * Transtechnology Corp.                                                 6,200              42,780
 * TransTexas Gas Corp. Class A                                            236                   5
*# Transwitch Corp.                                                     40,600              62,524
 * Travis Boats & Motors, Inc.                                           3,300               2,604
 * TRC Companies, Inc.                                                  23,500             387,985
   Tredegar Industries, Inc.                                            61,491             888,545
*# Trenwick Group, Ltd.                                                 11,975                 108
*# Trestle Holdings Inc.                                                   450               1,125
 * Trex Co., Inc.                                                       25,000             908,250
 * Triad Guaranty, Inc.                                                 24,500           1,407,770
   Triarc Companies, Inc. Class A                                       33,300             361,305
   Triarc Companies, Inc. Class B                                       49,000             524,790
   Trico Bancshares                                                      9,900     $       180,774
*# Trico Marine Services, Inc.                                          57,100              13,133
 * Trident Microsystems, Inc.                                           38,500             589,050
 * Trimble Navigation, Ltd.                                             85,150           2,300,753
 * Trimedyne, Inc.                                                       4,300               3,870
 * Trimeris, Inc.                                                       36,700             538,022
 # Trinity Industries, Inc.                                             74,900           2,142,889
 * Trio-Tech International                                                 400               1,848
 * TriPath Imaging, Inc.                                                64,452             591,669
 * Tripath Technology, Inc.                                             63,251             238,456
 * Tripos, Inc.                                                         10,620              59,366
 * Triquint Semiconductor, Inc.                                        221,397           1,235,395
 * Triton PCS Holdings, Inc.                                           103,600             488,992
 * Triumph Group                                                        26,302             836,667
 * TriZetto Group, Inc.                                                 79,700             520,441
 * TRM Corp.                                                             7,000              97,090
*# Tropical Sportswear International Corp.                              18,175              39,985
 * Trover Solutions, Inc.                                                9,300              63,240
 * Troy Group, Inc.                                                     13,800              45,264
 * Trump Hotels & Casino Resorts, Inc.                                  49,100              96,727
   Trustco Bank Corp.                                                  125,752           1,623,458
   TSR, Inc.                                                             4,400              29,436
 * TTM Technologies, Inc.                                               69,000             786,600
 * Tuesday Morning Corp.                                                69,300           1,978,515
 * Tufco Technologies, Inc.                                              4,500              38,205
 * Tularik, Inc.                                                       104,551           2,586,592
 * Tumbleweed Communications Corp.                                      74,095             368,993
 # Tupperware Corp.                                                     99,500           1,817,865
 * TurboChef Technologies, Inc.                                         20,500              80,975
 * Turnstone Systems, Inc.                                                  65                   9
 * Tut Systems, Inc.                                                    32,400             100,116
 * Tweeter Home Entertainment Group, Inc.                               41,100             273,726
   Twin Disc, Inc.                                                       2,800              61,600
 * Tyler Technologies, Inc.                                             70,500             627,450
*# U.S. Aggregates, Inc.                                                 1,600                   4
 * U.S. Concrete, Inc.                                                  44,900             313,402
 * U.S. Physical Therapy, Inc.                                          20,372             251,798
 * U.S. Xpress Enterprises, Inc. Class A                                10,823             140,158
 * UbiquiTel, Inc.                                                      84,490             357,393
 * UFP Technologies, Inc.                                                3,800              12,350
   UGI Corp.                                                            42,900           1,376,661
 * UICI                                                                 78,700           1,564,556
   UIL Holdings Corp.                                                   24,600           1,092,240
 * Ulticom, Inc.                                                        70,508             662,775
*# Ultimate Electronics, Inc.                                           23,500              84,130
 * Ultimate Software Group, Inc.                                        35,000             449,750
 * Ultradata Systems, Inc.                                               2,000               3,300
 * Ultralife Batteries, Inc.                                            13,100             261,607
 * Ultratech Stepper, Inc.                                              39,500             601,980
   UMB Financial Corp.                                                  35,765           1,818,650
   Umpqua Holdings Corp.                                                48,203             916,821
*# Unapix Entertainment, Inc.                                            6,100                  25
 * Unico American Corp.                                                  5,500              32,401
 * Unifi, Inc.                                                          83,334             194,168
   Unifirst Corp.                                                       14,350             373,100
 * Uni-Marts, Inc.                                                       6,500              14,235
   Union Bankshares Corp.                                                  170               5,106
   Union Community Bancorp                                               2,300              41,044

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Uniroyal Technology Corp.                                            13,300     $            13
 # Unisource Energy Corp.                                               67,080           1,655,534
 * Unit Corp.                                                           77,700           2,213,673
   United Auto Group, Inc.                                              66,400           1,920,952
   United Bankshares, Inc. WV                                           47,960           1,496,352
   United Community Banks, Inc.                                         59,351           1,404,838
   United Community Financial Corp.                                     51,972             629,381
   United Financial Corp.                                                  660              16,368
 * United Financial Mortgage Corp.                                       9,400              48,880
   United Fire & Casualty Co.                                            6,200             343,170
   United Guardian, Inc.                                                 1,900              12,084
   United Industrial Corp.                                              22,300             468,300
 * United Natural Foods, Inc.                                           67,300           1,702,017
 * United Online, Inc.                                                 108,403           2,036,892
 * United PanAm Financial Corp.                                            600               8,700
 * United Rentals, Inc.                                                121,600           2,079,360
 * United Retail Group, Inc.                                            20,666              56,832
 * United Road Services, Inc.                                              720                  83
 # United Security Bancshares                                            2,000              44,600
 * United Stationers, Inc.                                              55,300           2,085,363
 * United Surgical Partners International, Inc.                         46,502           1,814,043
 * United Therapeutics Corp.                                            36,300             858,858
   Unitil Corp.                                                          4,700             122,670
   Unity Bancorp, Inc.                                                   5,460              70,980
 * Universal Access Global Holdings, Inc.                                2,235               2,436
 * Universal American Financial Corp.                                   92,000           1,007,400
 * Universal Compression Holdings, Inc.                                 50,949           1,507,581
   Universal Corp.                                                      42,700           2,009,462
 * Universal Display Corp.                                              47,100             540,708
 * Universal Electronics, Inc.                                          23,300             343,442
   Universal Forest Products, Inc.                                      30,373             879,602
 * Universal Stainless & Alloy Products, Inc.                            6,000              64,986
   Unizan Financial Corp.                                               33,197             855,819
 * Unova, Inc.                                                         102,800           1,783,580
 * UQM Technologies, Inc.                                               33,300              99,900
 * Urologix, Inc.                                                       23,842             334,980
 * URS Corp.                                                            68,913           1,735,229
*# US Airways Group, Inc.                                                8,800              22,968
*# US Energy Corp.                                                      11,500              26,910
 * US LEC Corp.                                                         61,736             238,918
 * US Oncology, Inc.                                                   134,682           1,974,438
 * USA Truck, Inc.                                                       9,300             107,973
*# USAir Group, Inc.                                                    84,700               6,903
 * USANA, Inc.                                                          32,800             913,152
   USB Holding Co., Inc.                                                17,099             376,520
*# USDATA Corp.                                                          2,820                 113
   Usec, Inc.                                                          142,531           1,116,018
   USF Corp.                                                            47,037           1,352,314
 * Utah Medical, Inc.                                                    5,000             129,525
*# V.I. Technologies, Inc.                                              57,100              59,955
*# VA Software Corp.                                                    97,900             231,044
   Vail Banks Inc.                                                       1,300              16,250
 * Vail Resorts, Inc.                                                   46,600             696,670
*# Valence Technology, Inc.                                             20,900              81,719
   Valhi, Inc.                                                          14,240             158,064
 * Valley National Gases, Inc.                                           4,200              41,790
   Valmont Industries, Inc.                                             40,500             842,400
 * Valpey Fisher Corp.                                                   1,650               5,511
   Value Line, Inc.                                                      9,900     $       383,328
 * ValueClick, Inc.                                                    134,300           1,469,242
 * Valuevision Media, Inc. Class A                                      60,947             731,364
 * Vans, Inc.                                                           28,700             585,767
 * Varian Semiconductor Equipment Associates, Inc.                      51,200           1,882,624
 * Varian, Inc.                                                         54,100           2,407,450
 * Variflex, Inc.                                                        4,600              30,820
 * Vascular Solutions, Inc.                                             23,700             255,960
 * Vastera, Inc.                                                        75,179             259,368
 * Vaxgen, Inc.                                                         42,400             672,888
 * VCA Antech, Inc.                                                     65,062           2,797,666
   Vector Group, Ltd.                                                   66,457           1,056,666
 * Veeco Instruments, Inc.                                              49,700           1,283,254
 * Ventana Medical Systems, Inc.                                        29,014           1,497,122
 * Venture Catalyst, Inc.                                                7,200               3,240
 * Verilink Corp.                                                       25,100             112,950
 * Veritas DGC, Inc.                                                    57,700           1,104,378
 * Verity, Inc.                                                         64,200             892,380
 * Vermont Pure Holdings, Ltd.                                          17,300              52,419
 * Versant Corp.                                                         5,400              11,016
 * Versar, Inc.                                                          8,700              44,718
 * Verso Technologies, Inc.                                             26,319              41,716
 * Vertex Pharmaceuticals, Inc.                                        132,888           1,169,414
 * Verticalbuyer Inc.                                                      920                   7
   Vesta Insurance Group, Inc.                                          60,500             359,975
 * Vestin Group, Inc.                                                      400               1,000
 * Vialta, Inc.                                                         40,295              15,312
 * Viasat, Inc.                                                         44,800           1,032,192
 * Vical, Inc.                                                          34,255             188,745
 * Vicon Industries, Inc.                                                4,600              24,242
 * Vicor Corp.                                                          52,300             726,970
 * Vicuron Pharmaceuticals, Inc.                                        91,100           1,266,290
 # Video Display Corp.                                                   3,600              66,600
*# Viewpoint Corp.                                                      59,526             164,881
 * Vignette Corp.                                                      407,600             672,540
 * Viisage Technology, Inc.                                             58,895             577,760
   Vintage Petroleum, Inc.                                             109,300           1,703,987
 * Virage Logic Corp.                                                   35,727             269,024
 * Virbac Corp.                                                         22,000              66,000
   Virco Manufacturing Corp.                                            13,269              90,893
 * Virginia Commerce Bancorp, Inc.                                         400              11,380
 * Virologic, Inc.                                                      83,900             234,920
*# ViroPharma, Inc.                                                     44,725              82,294
 * Vision Sciences, Inc.                                                 5,100              21,318
 * Vista Medical Technologies, Inc.                                      7,500              11,100
   Visteon Corp.                                                       214,500           2,350,920
 * Visual Networks, Inc.                                                31,900             102,718
 * Visx, Inc. DE                                                        87,400           2,054,774
 * Vital Images, Inc.                                                   18,200             176,904
   Vital Signs, Inc.                                                    21,956             592,812
 * VitalWorks, Inc.                                                     73,800             250,920
*# Vitech America, Inc.                                                 14,850                  67
 * Vitesse Semiconductor, Inc.                                          20,500             111,930
 * Vitria Technology, Inc.                                              53,942             153,195
 * Vivus, Inc.                                                          64,564             265,358
 * Vl Dissolution Corp                                                   3,101               1,930
   VLPS Lighting Services International, Inc.                            4,800              20,040
 * Vodavi Technology, Inc.                                               4,300              20,468
 * Volt Information Sciences, Inc.                                      33,000             848,100

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Vulcan International Corp.                                              700     $        30,380
 * Vyyo, Inc.                                                           20,900             153,406
 * W-H Energy Services, Inc.                                            50,300             929,544
 * Wabash National Corp.                                                45,800           1,204,540
   Wabtec Corp.                                                         76,000           1,253,240
   Walter Industries, Inc.                                              71,300             907,649
*# Warnaco Group, Inc.                                                   2,900                   3
 * Warnaco Group, Inc.                                                  61,372           1,223,144
   Warwick Community Bancorp, Inc.                                       5,000             153,500
   Warwick Valley Telephone Co.                                            300               6,300
   Washington Banking Co.                                                4,680              75,348
   Washington Savings Bank FSB                                           2,400              24,936
   Washington Trust Bancorp, Inc.                                       21,855             549,653
 * Waste Connections, Inc.                                              49,200           2,091,000
   Waste Industries USA, Inc.                                           19,300             218,090
 * WatchGuard Technologoes, Inc.                                        56,780             369,638
 * Water Pik Technologies, Inc.                                          8,400             140,196
 * Waterlink, Inc.                                                      19,200                  16
   Waters Instruments, Inc.                                                300               2,403
   Watsco, Inc. Class A                                                 37,400             978,758
   Watsco, Inc. Class B                                                  1,350              35,370
 * Watson Wyatt & Co., Holdings                                         55,900           1,461,785
   Watts Water Technologies, Inc.                                       40,400             980,508
   Wausau-Mosinee Paper Corp.                                           95,336           1,450,061
   Waypoint Financial Corp.                                             53,226           1,458,392
 * WCI Communities, Inc.                                                74,500           1,657,625
   WD-40 Co.                                                            28,900             880,294
 * Webb Interactive Services, Inc.                                       5,300               3,339
 * Webco Industries, Inc.                                                6,000              29,430
 * WebEx Communications, Inc.                                           73,680           1,739,585
 * webMethods, Inc.                                                     89,502             780,457
 * Websense, Inc.                                                       38,800           1,256,344
 * Weider Nutrition International, Inc.                                 10,500              48,720
   Weis Markets, Inc.                                                   19,607             669,579
   Wellco Enterprises, Inc.                                              1,000              19,100
   Wellman, Inc.                                                        65,300             519,135
 * Wells-Gardner Electronics Corp.                                       6,101              28,614
   Wesbanco, Inc.                                                       33,521             923,168
 * WESCO International, Inc.                                            67,900           1,125,782
   West Coast Bancorp                                                   25,609             563,654
 * West Marine, Inc.                                                    35,100             921,726
   West Pharmaceutical Services, Inc.                                   25,100             954,051
 * Westaff, Inc.                                                        24,300              63,180
   Westamerica Bancorporation                                            2,000              98,760
   Westar Energy, Inc.                                                  89,400           1,762,968
   Westbank Corp.                                                        4,740              89,254
 * Westcoast Hospitality Corp.                                          12,900              74,433
 * Westell Technologies, Inc.                                           89,580             492,690
   Western Gas Resources, Inc.                                          24,700           1,365,910
   Western Ohio Financial Corp.                                            900              29,835
 * Western Power & Equipment Corp.                                       3,373               1,231
 * Western Sierra Bancorp                                                1,575              45,990
 * Westmoreland Coal Co.                                                   800              17,168
   Westwood Holdings Group, Inc.                                         6,479             112,540
 * Wet Seal, Inc. Class A                                               41,375             241,216
   Weyco Group, Inc.                                                       300              10,026
   WGL Holdings, Inc.                                                   14,000             385,140
 * White Electronics Designs Corp.                                      41,065             262,405
 * Whitehall Jewelers, Inc.                                             25,450             203,855
   Whitney Holdings Corp.                                               15,300             665,091
*# WHX Corp.                                                             6,333              10,259
 * Wickes, Inc.                                                          4,400     $           550
 * Wild Oats Markets, Inc.                                              51,350             695,793
 * William Lyon Homes, Inc.                                             12,600           1,130,220
 * Williams Industries, Inc.                                             1,200               4,218
 * Willis Lease Finance Corp.                                            9,500              78,375
   Willow Grove Bancorp, Inc.                                           17,451             265,430
 * Wilshire Financial Services Group, Inc.                                 137               1,232
 * Wilshire Oil Co. of Texas                                             7,107              35,606
 * Wilson Greatbatch Technologies, Inc.                                 36,000             979,200
 * Wilsons The Leather Experts, Inc.                                    32,945             110,366
 * Wind River Systems, Inc.                                            138,596           1,426,153
 * Winmark Corp.                                                         3,800              96,900
 # Winn-Dixie Stores, Inc.                                             241,000           1,525,530
   Winnebago Industries, Inc.                                           57,600           1,635,840
   Wintrust Financial Corp.                                             34,250           1,627,560
 * Wireless Facilities, Inc.                                           113,651           1,077,411
   Wireless Telecom Group, Inc.                                         28,800              85,968
 * Wireless WebConnect!, Inc.                                            8,900                  24
 * Wiser Oil Co.                                                        26,300             277,991
 * Witness Systems, Inc.                                                44,500             641,245
 * WJ Communications, Inc.                                              50,400             161,280
 * WMS Industries, Inc.                                                 50,800           1,559,560
 * Wolverine Tube, Inc.                                                 20,100             228,738
   Wolverine World Wide, Inc.                                           67,000           1,765,450
 * Women First HealthCare, Inc.                                          1,500                  34
   Woodhead Industries, Inc.                                            20,557             309,588
   Woodward Governor Co.                                                18,900           1,255,905
 * World Acceptance Corp.                                               32,000             572,480
*# World Access, Inc.                                                   35,372                  48
   World Fuel Services Corp.                                            18,300             806,481
   World Wrestling Federation Entertainment, Inc.                       22,700             275,578
*# WorldGate Communications, Inc.                                        6,500              13,455
 * WorldQuest Networks, Inc.                                             1,500               4,772
 * Worldwide Restaurant Concepts, Inc.                                  52,200             174,348
   Worthington Industries, Inc.                                         65,400           1,251,756
   WPS Resources Corp.                                                  31,200           1,412,112
 * Wright Medical Group, Inc.                                           56,500           1,833,990
   WSI Industries, Inc.                                                  2,000               5,338
   X-Rite, Inc.                                                         35,163             470,481
 * Xanser Corp.                                                         42,800             108,284
 * Xeta Corp.                                                            9,200              46,911
 * Xicor, Inc.                                                          45,974             691,909
 * Yankee Candle Co., Inc.                                              65,200           1,825,600
   Yardville National Bancorp                                           16,400             412,460
 * Yellow Roadway Corp.                                                 22,982             820,687
   York International Corp.                                             41,200           1,523,576
 * Young Broadcasting, Inc. Class A                                     29,507             422,540
 * Zapata Corp.                                                          2,340             159,120
   Zenith National Insurance Corp.                                      18,600             859,878
 * Zevex International, Inc.                                             3,400              11,628
 * Zhone Technologies, Inc.                                             37,400             122,672
 * Zila, Inc.                                                           76,307             388,403
*# Zix Corp.                                                            51,726             462,430
 * Zoll Medical Corp.                                                   14,622             451,820
*# Zoltek Companies, Inc.                                               27,800             202,384
 * Zomax, Inc.                                                          51,700             196,977
 * Zones, Inc.                                                          13,500              36,450
 * Zoran Corp.                                                          68,635           1,205,917
 * Zygo Corp.                                                           28,600             303,160

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Zymetx, Inc.                                                          8,600     $           452
 * Zymogenetics, Inc.                                                   88,239           1,404,765
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $1,513,392,652)                                                              1,723,375,415
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants Series 1 10/01/07                       30                   0
 * American Banknote Corp. Warrants Series 2 10/10/07                       30                   0
 * Anacomp, Inc. Class B Warrants 12/10/06                                   0                   0
*# Angeion Corp. Warrants 10/31/07                                         215                   0
 * Aura Systems, Inc. Warrants 05/31/05                                  1,262                   0
 * Chart Industries, Inc. Warrants 09/15/10                                 24                 184
 * Chiquita Brands International, Inc. Warrants 03/19/09                 9,947              46,950
 * CSF Holding, Inc. Litigation Rights                                   3,250                   0
 * Danielson Holding Corp. Rights 06/09/04                              33,400                   0
 * Del Global Technologies Corp. Warrants 03/28/08                         971                 583
 * Imperial Credit Industries, Inc. Warrants 01/31/08                       22                   0
 * Imperial Sugar Co. Warrants 08/29/08                                    498               1,006
 * Lodgian, Inc. Class A Warrants 11/25/07                                 188                  39
 * Lodgian, Inc. Class B Warrants 11/25/09                                 582                 134
 * Magnum Hunter Resources Warrants 03/21/05                             7,200               4,320
 * Orbital Science Corp. Warrants 08/31/04                                 152               1,193
*# OSI Pharmaceutical, Inc. Rights                                       4,829               1,859
 * PMR Corp. Contingent Value Rights 08/05/04                            7,300                   7
 * Timco Aviation Services Warrants 02/27/07                             6,696                   1
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,107)                                                                           56,276
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                               ---------------     ---------------
                                                                     (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                               $             2     $             0
 * Timco Aviation Services, Inc.                                             3                   0
                                                                                   ---------------
TOTAL BONDS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (8.0%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $26,894,000 FNMA Notes 1.50%,
   09/21/05, valued at $26,725,913) to be repurchased at
   $26,332,604
   (Cost $26,330,000)                                                   26,330          26,330,000
 Repurchase Agreement, Merrill Lynch Triparty Repo 0.96%,
   06/01/04 (Collateralized by $124,075,000 U.S. Treasury
   Obligations rates ranging from 2.125% to 6.00%, maturities ranging from 08/15/04 to 08/31/04, valued at $125,930,146)
   to be repurchased at $123,472,650
   (Cost $123,459,481)^                                                123,459         123,459,481
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $149,789,481)                                                                  149,789,481
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,663,626,240)++                                                          $ 1,873,221,172
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $1,666,038,387.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
   Abbey National P.L.C.                                               841,876     $     6,930,244
   Aggregate Industries P.L.C.                                       1,926,365           2,976,832
   Alliance & Leicester P.L.C.                                         348,000           5,264,654
   Allied Domecq P.L.C.                                                621,994           5,172,552
   Amvescap P.L.C.                                                     225,900           1,515,531
   Arriva P.L.C.                                                       231,050           1,651,789
   Associated British Foods P.L.C.                                     990,462          11,631,581
   Associated British Ports Holdings P.L.C.                            378,800           3,037,599
   Aviva P.L.C.                                                      2,582,930          25,216,998
 * AWG P.L.C.                                                           76,018             855,780
   BAA P.L.C.                                                        1,576,251          15,724,547
   BAE Systems P.L.C.                                                2,599,132           9,806,062
   Barratt Developments P.L.C.                                         338,959           3,566,453
   BBA Group P.L.C.                                                    679,855           3,165,960
   Bellway P.L.C.                                                       38,000             526,004
   Berkeley Group P.L.C.                                               228,802           3,866,438
   BG Group P.L.C.                                                   1,408,548           8,581,102
   BOC Group P.L.C.                                                     82,135           1,341,431
   Bovis Homes Group P.L.C.                                            132,000           1,237,365
   BPB P.L.C.                                                          458,500           3,269,374
   Bradford & Bingley P.L.C.                                            80,259             408,850
   Brambles Industries P.L.C.                                          272,000           1,056,902
   Britannic P.L.C.                                                    278,864           1,761,482
 * British Airways P.L.C.                                            1,839,331           8,547,965
   British Land Co. P.L.C.                                             857,882          10,539,837
   British Vita P.L.C.                                                 286,388           1,352,407
   Brixton P.L.C.                                                      359,333           1,911,806
 * Cable and Wireless P.L.C.                                         3,512,914           7,943,057
 * Canary Wharf Group P.L.C.                                           847,200           4,598,296
   Carnival P.L.C.                                                     156,448           7,021,173
 * Colt Telecom Group P.L.C.                                         2,561,000           3,945,288
 * Corus Group P.L.C.                                                6,312,988           3,913,405
   Derwent Valley Holdings P.L.C.                                       49,351             756,218
   DeVere Group P.L.C.                                                  85,228             688,195
 * Dimension Data Holdings P.L.C.                                    1,006,000             564,232
   Dixons Group P.L.C.                                                 333,402             931,182
 * Duelguide Units P.L.C.                                               36,010             355,069
 * Easyjet P.L.C.                                                      294,025           1,073,156
   FKI P.L.C.                                                          856,795           1,741,838
   Friends Provident P.L.C.                                          2,272,618           5,760,483
   Galen Holdings P.L.C.                                               319,000           4,237,385
   Great Portland Estates P.L.C.                                       299,155           1,440,093
   Great Universal Stores P.L.C.                                       258,182           3,843,651
   Greene King P.L.C.                                                  105,263           1,757,735
   Hammerson P.L.C.                                                    468,800           5,815,111
   Hanson P.L.C.                                                       963,671           7,358,895
   HBOS P.L.C.                                                          14,538             190,478
 * HHG P.L.C.                                                          842,619             664,307
   Hilton Group P.L.C.                                               2,619,960          12,744,959
   IMI P.L.C.                                                           24,000             161,845
   Intercontinental Hotels Group P.L.C.                                968,773           9,286,691
 * International Power P.L.C.                                        1,898,700           5,056,603
   ITV P.L.C.                                                        1,551,881           3,378,787
   Johnson Matthey P.L.C.                                               43,250     $       702,953
   Kelda Group P.L.C.                                                  161,510           1,456,483
   Kesa Electricals P.L.C.                                               9,781              50,996
 # Kingfisher P.L.C.                                                   651,215           3,413,664
   Land Securities Group P.L.C.                                         78,654           1,686,004
   Liberty International P.L.C.                                        469,345           6,367,535
   Logicacmg P.L.C.                                                    586,400           2,012,631
   London Merchant Securities P.L.C.                                   358,862           1,139,502
   Marks & Spencer Group P.L.C.                                      1,197,239           7,890,393
   Mersey Docks & Harbour Co. P.L.C.                                   115,042           1,455,763
   MFI Furniture Group P.L.C.                                           66,600             182,435
   Millennium and Copthorne Hotels P.L.C.                              489,930           2,843,510
   Mitchells & Butlers P.L.C.                                          630,549           2,997,502
 * MM02 P.L.C.                                                       8,760,348          15,678,806
   Morrison (Wm.) Supermarkets P.L.C.                                1,582,672           6,627,064
   Novar P.L.C.                                                        571,338           1,309,149
   Pearson P.L.C.                                                      246,039           2,994,860
   Peninsular & Oriental Steam Navigation P.L.C.                     1,086,433           4,270,957
   Pennon Group P.L.C.                                                  56,524             763,276
   Persimmon P.L.C.                                                    271,811           2,994,022
   Pilkington P.L.C.                                                 2,184,617           3,621,628
   Pillar Property P.L.C.                                              159,913           1,641,266
 * Premier Oil P.L.C.                                                  119,812           1,165,426
   Quintain Estates & Development P.L.C.                               100,000             729,199
   Rio Tinto P.L.C.                                                     83,136           2,000,590
   RMC Group P.L.C.                                                    401,000           4,035,580
   Rolls Royce Group P.L.C.                                          2,686,097          11,122,171
 * Rolls Royce Group P.L.C.                                        134,304,850             246,241
   Royal & Sun Alliance Insurance Group P.L.C.                       5,018,810           7,450,701
   Royal Bank of Scotland Group P.L.C.                                 212,693           6,428,725
   Sabmiller P.L.C.                                                    192,609           2,327,665
 # Sainsbury (J.) P.L.C.                                             2,864,609          14,300,152
   Scottish & Newcastle P.L.C.                                         959,905           7,508,053
   Scottish Power P.L.C.                                               915,215           6,635,236
   Severn Trent P.L.C.                                                 210,597           3,118,962
 * Shire Pharmaceuticals Group P.L.C.                                  683,427           6,208,647
   Singer & Friedlander Group P.L.C.                                   253,818           1,093,881
   Slough Estates P.L.C.                                               706,900           5,564,664
   Smith (David S.) Holdings P.L.C.                                    547,941           1,567,369
   Smith (W.H.) P.L.C.                                                 299,537           1,965,244
   Somerfield P.L.C.                                                   738,068           1,939,982
   Stagecoach Holdings P.L.C.                                        1,557,000           2,341,002
   Stanley Leisure Organisation P.L.C.                                 186,760           1,606,028
   Tate & Lyle P.L.C.                                                  660,070           3,655,181
   Taylor Woodrow P.L.C.                                               973,675           4,528,444
   Tesco P.L.C.                                                      1,560,816           7,123,961
   The Big Food Group P.L.C.                                           505,408             928,373
 * Thus Group P.L.C.                                                 1,956,555             933,783
   Trinity Mirror P.L.C.                                               495,640           5,638,934
   United Business Media P.L.C.                                        237,262           1,923,758
   United Utilities P.L.C.                                             265,595           2,642,143
   Vodafone Group P.L.C.                                            13,873,752          32,699,074

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Westbury P.L.C.                                                     162,025     $     1,272,549
   Whitbread P.L.C.                                                    511,290           7,496,474
   Wilson Bowden P.L.C.                                                105,900           2,010,789
   Wimpey (George) P.L.C.                                              446,968           3,018,363
   Wolverhampton & Dudley Breweries P.L.C.                             107,366           1,616,965
   Woolworths Group P.L.C.                                           2,074,511           1,684,586
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $377,656,054)                                                                  474,774,971
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
    (Cost $35,295)                                                                          36,615
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $377,691,349)                                                                  474,811,586
                                                                                   ---------------
JAPAN -- (17.4%)
COMMON STOCKS -- (17.4%)
   Acom Co., Ltd.                                                       14,600             979,025
 # Aichi Steel Corp.                                                   120,000             493,526
   AIOI Insurance Co., Ltd.                                            928,735           4,040,680
   Aisin Seiki Co., Ltd.                                               182,500           3,383,738
   Akita Bank, Ltd.                                                    115,000             452,538
 # Alpine Electronics, Inc.                                             36,800             471,467
   Amada Co., Ltd.                                                     376,000           2,138,762
 # Anritsu Corp.                                                        67,000             419,610
   Aoyama Trading Co., Ltd.                                             47,700           1,108,318
   Asahi Breweries, Ltd.                                               173,000           1,823,313
   Asahi Kasei Corp.                                                   289,000           1,422,289
   Asatsu-Dk, Inc.                                                      32,500             840,095
   Autobacs Seven Co., Ltd.                                             23,700             669,145
   Awa Bank, Ltd.                                                      196,600           1,129,190
   Bank of Iwate, Ltd.                                                  15,300             677,599
 # Bank of Kyoto, Ltd.                                                 347,400           2,290,876
   Bank of Nagoya, Ltd.                                                185,000             933,192
   Benesse Corp.                                                         6,500             197,550
   Canon Sales Co., Inc.                                               124,900           1,586,967
   Chiba Bank, Ltd.                                                    941,000           5,415,152
   Chudenko Corp.                                                       41,100             707,233
   Chugoku Bank, Ltd.                                                  238,800           2,413,869
   Citizen Watch Co., Ltd.                                             318,000           3,323,532
   Coca-Cola West Japan Co., Ltd.                                       58,400           1,409,917
   Comsys Holdings Corp.                                                92,000             682,561
 # Cosmo Oil Co., Ltd.                                                 764,000           1,867,757
   Dai Nippon Ink & Chemicals, Inc.                                    459,000           1,042,492
   Dai Nippon Pharmaceutical Co., Ltd.                                 106,000             803,341
   Dai Nippon Printing Co., Ltd.                                       144,000           2,202,431
 # Daicel Chemical Industries, Ltd.                                    485,000           2,108,669
   Daido Steel Co., Ltd.                                               274,000             657,436
   Daihatsu Motor Co., Ltd.                                            258,000           1,517,061
   Daishi Bank, Ltd.                                                   355,000           1,219,314
   Daiwa House Industry Co., Ltd.                                      663,000           7,484,763
   Denso Corp.                                                          22,500             482,857
 # Ebara Corp.                                                         173,000             778,135
 # Ezaki Glico Co., Ltd.                                               174,600           1,241,437
   Fuji Electric Co., Ltd.                                             525,780           1,293,228
   Fuji Fire & Marine Insurance Co., Ltd.                              297,000             692,913
   Fuji Heavy Industries                                               493,000           2,430,726
   Fuji Oil Co., Ltd.                                                   55,200             643,650
   Fuji Photo Film Co., Ltd.                                           355,000     $    10,551,760
   Fujikura, Ltd.                                                      241,000           1,153,558
   Fujitsu, Ltd.                                                       286,000           1,931,493
   Fukui Bank, Ltd.                                                    343,000           1,359,737
 # Fukuoka Bank, Ltd.                                                  400,000           2,071,477
 # Fukuyama Transporting Co., Ltd.                                     266,000           1,211,601
 * Furukawa Electric Co., Ltd.                                         380,000           1,411,648
   Futaba Corp.                                                         16,000             419,581
   Futaba Industrial Co., Ltd.                                          44,100             682,343
 # Glory, Ltd.                                                          46,800             662,790
   Gunma Bank, Ltd.                                                    323,000           1,486,093
   Gunze, Ltd.                                                         148,000             706,135
   Hachijuni Bank, Ltd.                                                344,000           2,056,852
#* Hankyu Corp.                                                        174,000             670,625
 # Hanshin Electric Railway Co., Ltd.                                  216,000             701,147
   Heiwa Corp                                                           81,500           1,221,706
   Higo Bank, Ltd.                                                     308,000           1,769,064
   Hitachi Cable, Ltd.                                                 236,000           1,060,267
   Hitachi Maxell, Ltd.                                                 96,000           1,407,726
   Hitachi Metals, Ltd.                                                360,000           1,719,080
   Hitachi, Ltd.                                                     3,734,000          25,589,059
   Hokkoku Bank, Ltd.                                                  223,000           1,067,827
   Hokuetsu Paper Mills, Ltd.                                          162,000             869,334
   Hokugin Financial Group, Inc.                                       414,000             839,050
   House Foods Corp.                                                   117,000           1,505,125
 # Hyakugo Bank, Ltd.                                                  258,000           1,534,783
 # Hyakujishi Bank, Ltd.                                               314,000           1,942,853
 * Ishikawajima-Harima Heavy Industries Co., Ltd.                      819,000           1,167,661
 * Itochu Corp.                                                        120,000             492,009
   Itoham Foods, Inc.                                                  132,000             591,829
   Iyo Bank, Ltd.                                                      204,000           1,369,997
   Japan Airport Terminal Co., Ltd.                                     33,000             296,226
   JFE Holdings, Inc.                                                   56,300           1,218,243
   Joyo Bank, Ltd.                                                     545,000           2,147,260
 # Juroku Bank, Ltd.                                                   349,000           1,475,036
 # Kagoshima Bank, Ltd.                                                132,000             739,936
   Kamigumi Co., Ltd.                                                  357,000           2,346,542
   Kandenko Co., Ltd.                                                  129,000             683,340
   Kansai Paint Co., Ltd., Osaka                                       131,000             770,757
   Katokichi Co., Ltd.                                                  34,500             608,482
 # Kawasaki Heavy Industries, Ltd.                                     910,000           1,359,185
   Kikkoman Corp.                                                      259,000           2,087,353
   Kinden Corp.                                                        167,000             929,655
   Kirin Brewery Co., Ltd.                                             437,000           4,152,801
 # Kissei Pharmaceutical Co., Ltd.                                      41,000             875,872
   Kobe Steel, Ltd.                                                  2,632,000           3,842,186
   Koito Manufacturing Co., Ltd.                                       101,000             701,488
   Kokuyo Co., Ltd.                                                     81,200             989,157
   Komatsu, Ltd.                                                     1,279,000           7,702,264
   Komori Corp.                                                         47,000             692,540
 # Koyo Seiko Co.                                                      198,000           2,006,219
   Kubota Corp.                                                        140,000             647,773
   Kuraray Co., Ltd.                                                   241,000           1,811,296
 # Kuraya Sanseido, Inc.                                                82,600           1,235,988
   Kureha Chemical Industry Co., Ltd.                                  122,000             488,520
   KYORIN Pharmaceutical Co., Ltd.                                      52,000             680,761
 # Makita Corp.                                                        209,000           2,933,140
   Marubeni Corp.                                                    1,942,000           4,429,099
   Marui Co., Ltd.                                                     213,000           2,839,783
 # Maruichi Steel Tube, Ltd.                                           117,000           1,758,628

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Matsushita Electric Industrial Co., Ltd.                          1,977,135     $    27,425,216
   Matsushita Electric Works, Ltd.                                     142,000           1,185,094
 # Meiji Seika Kaisha, Ltd. Tokyo                                      243,000             985,587
 # Michinoku Bank, Ltd.                                                187,000           1,063,990
   Millea Holdings, Inc.                                                    46             606,247
   Mitsubishi Corp.                                                     40,000             395,191
   Mitsubishi Gas Chemical Co., Inc.                                   305,000           1,146,869
   Mitsubishi Heavy Industries, Ltd.                                 2,128,000           5,567,075
   Mitsubishi Logistics Corp.                                          106,000             924,108
   Mitsubishi Materials Corp.                                          975,000           1,864,568
#* Mitsubishi Motors Corp.                                             568,000           1,119,876
   Mitsui Chemicals, Inc.                                              239,800           1,163,162
   Mitsui Engineering and Shipbuilding Co., Ltd.                       481,000             813,477
   Mitsui Trust Holdings                                               641,000           4,266,825
   Mitsumi Electric Co., Ltd.                                           45,800             468,759
   Mizuho Holdings, Inc.                                                 1,192           5,120,280
   Morinaga Milk Industry Co., Ltd.                                    160,000             595,510
   Musashino Bank, Ltd.                                                 20,000             722,528
   Nagase & Co., Ltd.                                                   87,000             723,676
   Namco, Ltd.                                                           5,500             138,069
   Nanto Bank, Ltd.                                                    317,000           1,448,045
   NGK Insulators, Ltd.                                                216,000           1,536,529
   NGK Spark Plug Co., Ltd.                                            144,000           1,295,677
   Nichicon Corp.                                                       51,200             652,234
   Nichirei Corp.                                                      180,000             576,526
   Nifco, Inc.                                                          37,000             567,717
   Nihon Unisys, Ltd.                                                   69,100             512,213
   Nippon Broadcasting System, Inc.                                     20,690           1,011,229
 # Nippon Electric Glass Co., Ltd.                                      72,000           1,543,539
   Nippon Kayaku Co., Ltd.                                             128,000             649,635
   Nippon Meat Packers, Inc., Osaka                                    144,000           1,567,917
   Nippon Mining Holdings, Inc.                                        370,000           1,708,854
   Nippon Mitsubishi Oil Corp.                                       1,871,050          10,633,474
   Nippon Paint Co., Ltd.                                              167,000             606,191
   Nippon Sanso Corp.                                                   30,000             137,311
   Nippon Sheet Glass Co., Ltd.                                        280,000             926,729
   Nippon Shinpan Co., Ltd.                                            191,000             651,818
   Nippon Shokubai Co., Ltd.                                           163,000           1,193,958
   Nippon Television Network Corp.                                       9,400           1,447,390
   Nipponkoa Insurance Co., Ltd.                                        45,000             258,828
   Nishimatsu Construction Co., Ltd.                                   364,000           1,236,106
   Nishi-Nippon Bank, Ltd.                                             156,540             704,445
   Nissay Dowa General Insurance Co., Ltd.                             383,000           1,924,261
   Nisshin Seifun Group, Inc.                                          148,000           1,360,518
   Nisshin Steel Co., Ltd.                                             627,000           1,264,556
   Nisshinbo Industries, Inc.                                          305,000           2,021,246
#* Nissho Iwai-Nichmen Holdings Corp.                                  130,400             694,507
   NSK, Ltd.                                                           319,000           1,443,643
   Obayashi Corp.                                                      520,000           2,482,203
   Ogaki Kyoritsu Bank, Ltd.                                            50,000             269,692
   Oji Paper Co., Ltd.                                                 275,000           1,749,298
   Okumura Corp.                                                       144,000             707,500
   Onward Kashiyama Co., Ltd.                                          100,000           1,612,619
   PanaHome Corp.                                                      106,000             570,078
 # Pioneer Electronic Corp.                                             60,000           1,537,866
   Promise Co., Ltd.                                                    60,500           3,976,827
   Q.P. Corp.                                                          109,600             892,411
 # Rengo Co., Ltd.                                                     152,000             683,988
 * Resona Holdings, Inc.                                             1,873,000     $     3,220,661
   San In Godo Bank, Ltd.                                              110,000             864,336
   Santen Pharmaceutical Co., Ltd.                                      52,000             757,478
 # Sanwa Shutter Corp.                                                 101,000             518,071
   Sanyo Shinpan Finance Co., Ltd.                                      19,800           1,086,425
   Sapporo Breweries, Ltd.                                             251,000             815,139
   Sapporo Hokuyo Holdings, Inc.                                           224           1,172,121
   Seino Transportation Co., Ltd.                                      193,000           1,835,299
   Sekisui Chemical Co., Ltd.                                          557,000           4,109,695
   Sekisui House, Ltd.                                                 942,000           9,812,478
   Seventy-seven (77) Bank, Ltd.                                       241,000           1,420,528
   SFCG Co., Ltd.                                                        8,010           1,404,972
   Shiga Bank, Ltd.                                                    272,000           1,349,621
   Shikoku Bank, Ltd.                                                   72,000             429,019
   Shimachu Co., Ltd.                                                   36,200             902,162
 # Shimadzu Corp.                                                      181,000             932,806
   Shinko Securities Co., Ltd.                                         470,000           1,560,982
   Shizuoka Bank, Ltd.                                                 473,000           3,854,740
 # Softbank Corp.                                                       49,100           1,877,895
   Sumitomo Bakelite Co., Ltd.                                         105,000             698,212
   Sumitomo Corp.                                                      471,000           3,633,702
   Sumitomo Electric Industries, Ltd.                                  472,000           4,540,655
   Sumitomo Forestry Co., Ltd.                                         139,000           1,431,249
   Sumitomo Metal Industries, Ltd. Osaka                             1,481,000           1,661,464
   Sumitomo Metal Mining Co., Ltd.                                     313,000           1,864,367
   Sumitomo Osaka Cement Co., Ltd.                                     269,000             650,652
   Sumitomo Realty & Development Co., Ltd.                             150,000           1,617,350
   Sumitomo Rubber                                                      43,000             357,718
   Sumitomo Trust & Banking Co., Ltd.                                   21,000             129,088
   Suruga Bank, Ltd.                                                    87,000             574,425
   Suzuken Co., Ltd.                                                    54,000           1,685,214
   Taiheiyo Cement Corp.                                             1,209,800           2,642,448
   Taisei Corp.                                                      1,325,000           4,413,188
   Taiyo Yuden Co., Ltd.                                                72,000           1,038,264
   Takara Standard Co., Ltd.                                           118,000             645,570
   Takashimaya Co., Ltd.                                               214,000           2,357,203
 # Takefuji Corp.                                                       35,920           2,390,002
   TDK Corp.                                                            10,100             709,085
   Teijin, Ltd.                                                        893,000           2,884,554
   Teikoku Oil Co., Ltd.                                               346,000           1,766,783
   Toda Corp.                                                          203,000             748,487
   Toho Bank, Ltd.                                                     254,000           1,010,175
   Tokai Tokyo Securities Co., Ltd.                                    155,000             447,237
   Tokuyama Corp.                                                      248,000           1,060,197
   Tokyo Broadcasting System, Inc.                                     113,500           2,013,658
 # Tokyo Steel Manufacturing Co., Ltd.                                  97,800           1,390,966
   Tokyo Style Co., Ltd.                                               133,000           1,504,229
 # Tokyo Tatemono Co., Ltd.                                            143,000             691,014
   Toppan Printing Co., Ltd.                                           441,000           5,366,365
   Toray Industries, Inc.                                              620,000           2,854,071
   Toshiba TEC Corp.                                                   181,000             787,527
   Tostem Inax Holding Corp.                                           160,000           3,278,680
   Toto, Ltd.                                                          247,000           2,654,223
 # Toyo Ink Manufacturing Co., Ltd.                                    174,000             703,334
   Toyo Seikan Kaisha, Ltd.                                            287,600           4,718,371
   Toyo Suisan Kaisha, Ltd.                                             64,000             773,366
   Toyota Auto Body Co., Ltd.                                           86,000           1,309,569
   Toyota Industries Corp.                                              76,500           1,668,275
 # Toyota Tsusho Corp.                                                 314,000           2,881,419

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   TV Asahi Corp.                                                          202     $       375,250
   UNY Co., Ltd.                                                       133,000           1,642,230
   Wacoal Corp.                                                        149,000           1,579,834
 # Yamagata Bank, Ltd.                                                 153,700             673,239
   Yamaguchi Bank, Ltd.                                                133,000           1,355,800
   Yamanashi Chuo Bank, Ltd.                                           119,000             588,331
   Yamatake Corp.                                                       20,000             194,318
   Yamazaki Baking Co., Ltd.                                           155,000           1,436,047
   Yokogawa Electric Corp.                                             337,000           4,360,631
   Yokohama Rubber Co., Ltd.                                           410,000           1,508,010
   York-Benimaru Co., Ltd.                                              29,300             838,751
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $411,657,891)                                                                  425,533,004
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
    (Cost $20,787)                                                                          21,114
                                                                                   ---------------
TOTAL -- JAPAN
  (Cost $411,678,678)                                                                  425,554,118
                                                                                   ---------------
FRANCE -- (8.5%)
COMMON STOCKS -- (8.5%)
 # AGF (Assurances Generales de France SA)                             149,122           9,041,456
 # Air France                                                          143,423           2,346,271
   Air Liquide SA                                                        8,848           1,561,285
   Alcan, Inc.                                                          30,183           1,192,724
#* Alcatel SA                                                          195,750           2,820,740
#* Alstom SA                                                           185,169             212,840
   Arcelor SA                                                          167,800           2,815,999
   AXA                                                                 634,106          13,042,808
   BNP Paribas SA                                                      549,686          33,602,499
   Bongrain SA                                                           7,145             480,617
 * Cap Gemini SA                                                        89,951           3,450,082
#* Club Mediterranee SA                                                  8,962             379,658
 # Compagnie de Saint-Gobain                                           288,912          14,553,997
   Compagnie Francaise d'Etudes et de Construction Technip SA           10,990           1,480,578
   Credit Agricole SA                                                   27,709             681,356
   Eiffage SA                                                            6,954             541,060
   Esso SA                                                                 686              96,312
   Euler-Hermes SA                                                      10,354             571,483
 * Eurafrance                                                           18,000           1,106,386
 # Faurecia SA                                                          30,445           1,973,013
 # Fimalac SA                                                           46,887           1,832,765
   Fonciere Lyonnaise SA                                                10,950             471,975
   France Telecom SA                                                   188,321           4,550,289
   Generale des Establissements Michelin SA Series B                   107,620           5,258,360
   Havas SA                                                            300,744           1,596,520
   Imerys SA                                                            11,000           2,502,481
   LaFarge SA                                                           62,037           5,319,155
   LaFarge SA Prime Fidelity                                            82,581           7,154,869
 # Lagardere S.C.A. SA                                                  10,900             665,814
 * Nexans                                                                9,618             315,866
 # Peugeot SA                                                          233,374          13,179,063
 # Pinault Printemps Redoute SA                                         22,619           2,364,871
   Rallye SA                                                            18,020             912,719
 # Remy Cointreau SA                                                    56,022     $     1,870,576
   Renault SA                                                          121,719           9,070,115
   Rexel SA                                                             10,713             442,555
 * SA Des Galeries Lafayette                                               900             174,397
   Schneider SA                                                         63,451           4,274,219
 * Scor SA                                                             733,800           1,075,223
   SEB SA Prime Fidelity                                                 9,900           1,112,224
   Societe BIC SA                                                       52,288           2,268,319
 # Societe des Ciments de Francais                                      28,600           2,223,571
   Societe Generale, Paris                                             293,528          24,896,954
 # Suez (ex Suez Lyonnaise des Eaux)                                   296,563           5,775,385
   Thomson Multimedia                                                  129,923           2,479,132
   Valeo SA                                                             73,528           2,984,104
   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec
    Reunies)                                                             4,504             392,968
#* Veolia Environnement SA                                              25,700             687,796
 * Vivendi Universal SA                                                403,364          10,293,783
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $136,677,536)                                                                  208,097,232
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Rallye SA Series B Warrants 11/30/05
    (Cost $7,244)                                                       18,020               3,759
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $136,684,780)                                                                  208,100,991
                                                                                   ---------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
 * ABB, Ltd.                                                           335,400           1,880,058
 # Baloise-Holding                                                     190,560           7,679,424
   Bank Sarasin & Cie Series B, Basel                                      180             255,824
   Banque Cantonale Vaudoise                                            12,608           1,387,080
 # Berner Kantonalbank                                                  23,400           2,779,455
 * Ciba Spezialitaetenchemie Holding AG                                 56,300           3,846,625
   Cie Financiere Richemont AG Series A                              1,251,000          32,223,768
   Clariant AG                                                          19,200             265,074
   Converium Holding AG                                                 14,400             733,921
 * Credit Swisse Group                                                 128,200           4,410,505
 * Fischer (Georg) AG, Schaffhausen                                      1,280             279,066
 # Givaudan SA                                                           3,952           2,113,439
 # Helvetia Patria Holding                                              16,301           2,867,348
 # Holcim, Ltd.                                                        199,770          10,396,504
 # Jelmoli Holding AG                                                      500             625,759
 # Luzerner Kantonalbank AG                                             14,627           2,337,061
 # Pargesa Holding SA, Geneve                                            1,935           5,565,147
 # PSP Swiss Property AG                                               109,600           3,822,181
 # Rieters Holdings AG                                                   7,860           1,993,377
   Sig Holding AG                                                       44,130           7,549,197
#* Sika Finanz AG, Baar                                                  3,828           1,924,356
 # St. Galler Kantonalbank                                              14,319           2,879,750
#* Swiss Life AG                                                       124,240          15,660,232
   Swiss Reinsurance Co., Zurich                                        18,800           1,167,036
 * Syngenta AG                                                         152,500          12,097,295
#* Unaxis Holding AG                                                    45,400           5,141,601
#* Valiant Holding AG                                                   39,295           3,270,942
 # Valora Holding AG                                                    12,170           2,881,408

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Zurich Financial SVCS AG                                             67,906     $    10,684,280
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $107,900,215)                                                                  148,717,713
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
    (Cost $1,007,353)                                                                    1,035,109
                                                                                   ---------------
TOTAL -- SWITZERLAND
  (Cost $108,907,568)                                                                  149,752,822
                                                                                   ---------------
GERMANY -- (5.4%)
COMMON STOCKS -- (5.4%)
 # Aachener und Muenchener Beteiligungs AG                              32,773           2,365,409
 # Aareal Bank AG                                                       22,825             773,722
   Allianz AG                                                            5,000             522,715
 * Bankgesellschaft Berlin AG                                          233,550             569,824
   BASF AG                                                             386,050          19,783,712
   Bayer AG                                                            280,139           8,022,055
 * Bayerische Vereinsbank AG                                           485,020           8,193,305
 # BHW Holding AG                                                       34,600             540,214
 # Bilfinger & Berger Bau AG                                            23,702             779,430
   Commerzbank AG                                                      408,050           6,665,331
 # DaimlerChrysler AG                                                  219,282           9,759,496
 # Deutsche Bank AG                                                    359,305          28,283,407
   Deutsche Lufthansa AG                                               319,477           4,587,451
   E.ON AG                                                               7,600             529,503
 * Fraport AG                                                           63,708           1,842,234
 # Fresenius Medical Care AG                                            27,600           2,041,697
#* Heidelberger Druckmaschinen AG                                       38,167           1,209,797
   Heidelberger Zement AG                                               64,373           2,835,953
 # Hochtief AG                                                          56,150           1,232,333
 * Hypo Real Estate Holding AG                                          84,277           2,369,101
 # IVG Immobilien AG                                                    30,276             349,823
 # Karstadt Quelle AG                                                   30,734             634,785
 # Linde AG                                                             77,043           3,989,632
 # MAN AG                                                               88,000           3,250,554
   Merck KGAA                                                           36,000           2,007,356
   MG Technologies AG                                                  135,773           1,766,950
 # Preussag AG                                                         115,227           2,236,610
   Salzgitter AG                                                        13,041             154,880
   SCA Hygiene Products AG                                               3,550           1,300,620
   ThyssenKrupp AG                                                     290,691           4,862,280
 * Vattenfall Europe AG                                                 94,898           2,955,912
   Volkswagen AG                                                       120,547           5,280,608
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $125,815,346)                                                                  131,696,699
                                                                                   ---------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                         126,820             587,802
   AMP Limited                                                       1,026,451           4,079,874
   Ansell, Ltd.                                                        303,463           1,708,852
   APN News & Media, Ltd.                                              486,363           1,418,593
   AWB, Ltd.                                                           345,296           1,207,045
   AXA Asia Pacific Holdings, Ltd.                                   2,837,724           6,872,505
   BHP Steel Ltd                                                     1,252,100           5,536,152
   Boral, Ltd.                                                         899,150           3,760,136
   Caltex Australia, Ltd.                                              440,369           2,714,191
   Commonwealth Bank of Australia                                       48,696     $     1,140,569
   CSR, Ltd.                                                         1,514,337           2,084,174
   Downer Group, Ltd.                                                  216,113             484,787
   Futuris Corp., Ltd.                                                 456,719             505,165
   Insurance Australiz Group, Ltd.                                   1,428,272           4,641,130
 # Lend Lease Corp., Ltd.                                              568,460           4,073,668
   Lion Nathan, Ltd.                                                   871,345           4,102,395
   Mayne Group, Ltd.                                                 1,280,958           2,736,434
   Mirvac, Ltd.                                                      1,140,163           3,452,949
   Onesteel, Ltd.                                                      436,697             700,279
   Orica, Ltd.                                                         352,900           3,685,332
   Origin Energy, Ltd.                                                 686,245           2,582,446
   Paperlinx, Ltd.                                                     727,704           2,526,782
   Publishing and Broadcasting, Ltd.                                   579,260           5,098,686
 # Quantas Airways, Ltd.                                             3,042,351           7,448,311
   Rinker Group, Ltd.                                                1,155,484           6,177,109
   Santos, Ltd.                                                        953,246           4,610,445
 # Seven Network, Ltd.                                                 383,865           1,396,206
 * Southcorp, Ltd.                                                   1,146,542           2,585,702
 * Stockland Trust Group                                                   735               2,743
   Stockland Trust Group                                                21,349              80,393
   WMC Resources, Ltd.                                               1,760,061           5,798,458
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $64,985,485)                                                                    93,799,313
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
    (Cost $23,400)                                                                          21,915
                                                                                   ---------------
TOTAL -- AUSTRALIA
  (Cost $65,008,885)                                                                    93,821,228
                                                                                   ---------------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
   ABN-AMRO Holding NV                                                 676,189          14,402,913
   Aegon NV                                                            822,637           9,934,972
 * Air France                                                           18,150             294,780
   AM NV                                                                61,661             541,577
   Buhrmann NV                                                          94,439             899,882
   DSM NV                                                               78,837           3,893,093
#* Hagemeyer NV                                                        342,825             734,022
 * Hunter Douglas NV                                                    34,696           1,617,050
   ING Groep NV                                                      1,552,333          35,065,385
 * Koninklijke Ahold NV                                                411,500           3,219,002
   Koninklijke KPN NV                                                  278,922           2,028,813
   Koninklijke Nedlloyd NV                                              12,142             370,285
   Koninklijke Philips Electronics NV                                  405,906          11,086,373
   New Skies Satellites NV                                              52,400             424,180
   Nutreco Holding NV                                                   23,646             726,902
   NV Holdingsmij de Telegraaf                                           6,800             150,573
   Oce NV                                                               60,734             903,874
   Vedior NV                                                            46,388             691,658
 * Versatel Telecom International NV                                   323,150             644,450
   VNU NV                                                              168,736           4,968,415
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $60,608,176)                                                                    92,598,199
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                         16,500              20,753
 * AM NV Coupons 06/04/04                                               61,661                   0

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * ING Groep NV Coupons 06/17/05                                     1,552,333     $             0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $21,343)                                                                            20,753
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $60,629,519)                                                                    92,618,952
                                                                                   ---------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 # Acerinox SA                                                          65,340           3,580,706
 # Arcelor SA                                                           30,000             503,953
   Autopistas Concesionaria Espanola SA                                905,074          15,258,004
   Banco de Andalucia                                                      900              79,548
   Banco de Sabadell SA                                                154,021           3,170,801
 # Banco Pastor SA                                                      59,400           1,762,479
   Cementos Portland SA                                                 21,016           1,260,678
   Corporacion Mapfre Compania Internacional de Reaseguros SA          146,555           1,667,765
   Ebro Puleva SA                                                      116,168           1,416,324
   Endesa SA, Madrid                                                   308,964           5,703,723
 # Gas Natural SA, Buenos Aires                                         21,400             511,286
 # Iberdrola SA                                                        535,000          10,793,336
 # Iberia Lineas Aereas de Espana SA                                   617,500           1,773,522
   Inmobiliaria Colonial SA ICSA                                        41,300           1,001,296
 # Inmobiliaria Urbis SA                                                96,328           1,065,716
 # Metrovacesa SA                                                      109,351           4,190,161
   Repsol SA                                                           496,967          10,514,033
   Sociedad General de Aguas de Barcelona SA                           107,683           1,793,055
 * Sociedad General de Aguas de Barcelona SA                               737              12,366
 # Sol Melia SA                                                        142,463           1,226,953
   Union Fenosa SA                                                     230,000           4,906,580
 # Vallehermoso SA                                                      45,000             662,610
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $44,543,185)                                                                    72,854,895
                                                                                   ---------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
#* Alitalia Linee Aeree Italiane SpA Series A                        6,690,000           1,916,746
 * Banca Antoniana Popolare Veneta SpA                                  83,000           1,655,360
   Banca Monte Dei Paschi di Siena SpA                               1,623,479           5,035,105
 * Banca Nazionale del Lavoro SpA                                    1,652,352           3,462,165
 # Banca Popolare di Lodi Scarl                                        374,206           3,428,369
 # Banca Popolare di Milano                                            665,400           3,915,990
   Banca Popolare Rights                                                57,990             531,109
 # Benetton Group SpA                                                  181,249           2,052,994
   Buzzi Unicem SpA                                                     67,793             891,483
 # Caltagirone Editore SpA                                             222,304           1,692,017
   Capitalia SpA                                                     2,910,876           8,603,926
   CIR SpA (Cie Industriale Riunite), Torino                           500,000           1,017,041
 # Compagnia Assicuratrice Unipol SpA                                  452,120           1,764,618
#* E.Biscom SpA                                                         16,000             930,834
#* Edison SpA                                                          899,081           1,557,540
   Erg SpA                                                             295,000           1,855,359
   Ericsson SpA                                                         20,069             796,765
#* Fiat SpA                                                          1,054,970     $     7,472,748
#* IFIL Finanziaria Partecipazioni SpA                               1,368,874           4,849,708
 # Italcementi SpA                                                     444,060           5,556,122
 # Italmobiliare SpA, Milano                                            33,664           1,572,078
   Manifattura Lane Gaetano Marzotto & Figli SpA                         5,573              63,806
   Milano Assicurazioni SpA                                            182,000             685,056
 # Pirelli & Co. SpA                                                 1,486,658           1,525,436
 # SAI SpA (Sta Assicuratrice Industriale), Torino                     167,605           3,728,705
   San Paolo-IMI SpA                                                   121,701           1,393,518
 # Societe Cattolica di Assicurazoni Scarl SpA                           8,800             341,886
 # Telecom Italia SpA                                                1,209,533           3,709,241
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $77,211,453)                                                                    72,005,725
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
    (Cost $0)                                                           51,693              11,459
                                                                                   ---------------
TOTAL -- ITALY
  (Cost $77,211,453)                                                                    72,017,184
                                                                                   ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 * Ainax AB                                                             40,367           1,133,020
#* Bostads AB Drott                                                     28,050             504,168
   Carbo AB                                                              2,900              71,692
   Castellum AB                                                          4,100              96,709
#* Drott Series AB                                                     131,600           1,840,563
   Gambro AB Series A                                                  451,900           4,076,681
   Gambro AB Series B                                                  129,800           1,153,281
   Holmen AB Series A                                                    6,300             189,771
   Holmen AB Series B                                                  120,100           3,442,765
   NCC AB Series B                                                      59,700             504,412
   Nordic Baltic Holdings AB                                           372,600           2,524,914
   Skandinaviska Enskilda Banken Series A                              196,000           2,826,139
   Skandinaviska Enskilda Banken Series C                                9,800             137,446
   SSAB Swedish Steel Series A                                         121,600           2,034,049
   SSAB Swedish Steel Series B                                          37,700             610,193
   Svenska Cellulosa AB Series A                                        19,000             735,884
   Svenska Cellulosa AB Series B                                       194,900           7,552,395
   Svenska Kullagerfabriken AB Series A                                 22,650             819,199
   Svenska Kullagerfabriken AB Series B                                 29,700           1,083,585
 # Telia AB                                                            255,500           1,080,122
   Trelleborg AB Series B                                              103,600           1,877,706
 # Volvo AB Series A                                                   212,100           6,614,231
 # Volvo AB Series B                                                   413,600          13,520,720
   Whilborg Fastigheter AB Class B                                      35,800             466,127
                                                                                   ---------------
TOTAL -- SWEDEN
  (Cost $42,136,221)                                                                    54,895,772
                                                                                   ---------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
   Fortum Oyj                                                        1,071,385          12,579,654
   Huhtamaki Van Leer Oyj                                                2,300              30,179

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Kemira Oyj                                                          101,377     $     1,280,469
   Kesko Oyj                                                           157,000           3,090,975
   Metso Oyj                                                           219,166           2,684,084
   M-real Oyj Series B                                                 253,400           2,156,183
   Okobank Class A                                                      65,000             646,379
   Outokumpu Oyj Series A                                              351,300           5,322,314
   Rautaruukki Oyj Series K                                             12,900              96,037
   Stora Enso Oyj Series R                                             595,800           7,722,494
   Upm-Kymmene Oyj                                                      83,100           1,492,540
   Wartsila Corp. Oyj Series B                                          39,600             808,722
                                                                                   ---------------
TOTAL -- FINLAND
  (Cost $24,875,652)                                                                    37,910,030
                                                                                   ---------------
HONG KONG -- (1.5%)
COMMON STOCKS -- (1.5%)
   Cheung Kong Holdings, Ltd.                                          162,000           1,216,764
   China Overseas Land & Investment, Ltd.                            1,864,000             305,826
   China Travel International Investment, Ltd.                         680,000             119,479
 # Chinese Estates Holdings, Ltd.                                       44,000              23,378
   Great Eagle Holdings, Ltd.                                           94,000             146,264
 # Hang Lung Development Co., Ltd.                                   1,765,000           2,400,392
   Hang Lung Properties, Ltd.                                          624,500             812,550
   Henderson Land Development Co., Ltd.                                123,000             529,967
   Hong Kong and Shanghai Hotels, Ltd.                                 225,500             130,054
   Hopewell Holdings, Ltd.                                             906,000           1,575,933
   Hutchison Whampoa, Ltd.                                             217,000           1,467,269
   Hysan Development Co., Ltd.                                       1,434,699           2,309,173
   I-Cable Communications, Ltd.                                        325,121             124,918
 # Kerry Properties, Ltd.                                            1,610,884           2,606,259
   New Asia Realty & Trust Co., Ltd.                                   140,000              52,872
   New World Development Co., Ltd.                                   1,269,649             984,974
   Shanghai Industrial Holdings Ltd.                                   545,000           1,010,000
 # Shangri-La Asia, Ltd.                                             3,149,482           3,093,937
   Shun Tak Holdings, Ltd.                                             134,000              54,545
 # Sino Land Co., Ltd.                                               6,239,407           3,638,909
   Tsim Sha Tsui Properties, Ltd.                                      472,000             575,844
   Wharf Holdings, Ltd.                                              3,251,214           9,164,226
   Wheelock and Co., Ltd.                                            3,128,000           3,748,765
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $41,233,673)                                                                    36,092,298
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment, Ltd.
    Warrants 05/31/06
    (Cost $0)                                                          136,000                   0
                                                                                   ---------------
TOTAL -- HONG KONG
  (Cost $41,233,673)                                                                    36,092,298
                                                                                   ---------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
   Allied Irish Banks P.L.C.                                           141,102           1,998,999
   Bank of Ireland P.L.C.                                               99,637           1,179,578
   CRH P.L.C.                                                          279,359           5,933,437
 * Elan Corp. P.L.C.                                                   690,634          16,309,681
   Irish Permanent P.L.C.                                              186,115     $     2,800,171
                                                                                   ---------------
TOTAL -- IRELAND
  (Cost $12,849,099)                                                                    28,221,866
                                                                                   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   Ackermans & Van Haaren SA                                             4,187              99,981
 # Algemene Mij Voor Nijverheidskredit Almanij                          74,928           4,545,058
 # Banque Nationale de Belgique                                          1,049           3,583,170
   Bekaert SA                                                            2,787             161,051
   Cofinimmo SA                                                          1,108             142,068
#* Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                88,564           4,140,848
 # Dexia SA                                                             87,003           1,456,158
   D'Ieteren SA                                                            431              85,797
   Groupe Bruxelles Lambert                                             55,500           3,428,987
 * ING Bank Belgium NV                                                     128                   4
   Nationale a Portefeuille                                              4,029             568,411
   Sofina SA                                                            10,500             529,160
 # Suez (ex Suez Lyonnaise des Eaux)                                    95,400           1,850,319
 # Tessenderlo Chemie                                                   31,155           1,090,587
#* Umicore-Strip VVPR                                                    2,009                 367
   Union Miniere SA                                                     54,327           3,298,083
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $21,735,276)                                                                    24,980,049
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
    (Cost $0)                                                            1,108                   0
                                                                                   ---------------
TOTAL -- BELGIUM
  (Cost $21,735,276)                                                                    24,980,049
                                                                                   ---------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
   Carlsberg A.S. Series B                                              32,525           1,591,566
   Codan A.S.                                                           28,400           1,190,252
   Danisco A.S.                                                         29,530           1,399,523
   Danske Bank A.S.                                                    395,753           8,998,165
 * Jyske Bank A.S.                                                      22,300           1,175,746
   Nordea AB                                                           475,918           3,245,559
   Rockwool, Ltd.                                                        6,850             281,287
   Tele Danmark A.S.                                                    99,350           3,351,691
                                                                                   ---------------
TOTAL -- DENMARK
  (Cost $14,826,540)                                                                    21,233,789
                                                                                   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   DBS Group Holdings, Ltd.                                            357,000           2,954,705
   Fraser & Neave, Ltd.                                                507,290           4,023,360
   Haw Par Brothers International, Ltd.                                  2,698               7,409
   Keppel Corp., Ltd.                                                  855,000           3,343,117
 # Neptune Orient Lines, Ltd.                                          801,000           1,009,059
   Overseas Chinese Banking Corp., Ltd.                                 94,000             662,427
   Sembcorp Industries, Ltd.                                           400,000             338,608
   Singapore Airlines, Ltd.                                            617,000           3,810,654
   Singapore Land, Ltd.                                                133,000             301,943
   United Overseas Bank, Ltd.                                           66,000             503,724

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # United Overseas Land, Ltd.                                          259,000     $       344,575
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $13,210,685)                                                                    17,299,581
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
    (Cost $7,704)                                                                            7,821
                                                                                   ---------------
TOTAL -- SINGAPORE
  (Cost $13,218,389)                                                                    17,307,402
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                    46,100             736,061
   Den Norske Bank ASA Series A                                        606,394           3,847,441
   Norsk Hydro ASA                                                      16,700           1,036,330
   Norske Skogindustrier ASA Series A                                  163,300           2,722,389
 # Storebrand ASA                                                      201,500           1,353,445
 * Yara International ASA                                               16,700             123,919
                                                                                   ---------------
TOTAL -- NORWAY
  (Cost $8,187,301)                                                                      9,819,585
                                                                                   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                                    123,600             860,524
   Alpha Credit Bank                                                    35,040             916,728
   Bank of Greece                                                        8,520             900,526
   Bank of Piraeus S.A.                                                  4,600              53,590
   Commercial Bank of Greece                                            44,760           1,185,010
   EFG Eurobank Ergasias S.A.                                           60,097           1,337,660
   Hellenic Petroleum S.A.                                             159,140           1,216,321
   Hellenic Tellecommunication Organization Co. S.A.                   140,460           1,845,612
   Intracom S.A.                                                        92,390             464,799
   National Bank of Greece                                              15,520             467,402
                                                                                   ---------------
TOTAL -- GREECE
  (Cost $7,870,638)                                                                      9,248,172
                                                                                   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                        195,400             452,850
   BPI SGPS SA                                                         202,800             739,958
   Cimpor Cimentos de Portugal SA                                      503,265           2,640,397
   Portucel-Empresa Produtora de Pasta de Papel SA                   1,442,478           2,429,895
                                                                                   ---------------
TOTAL -- PORTUGAL
  (Cost $5,351,923)                                                                      6,263,100
                                                                                   ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                    6,402             488,199
   OMV AG                                                                5,913           1,036,949
   Voestalpine AG                                                       62,211           2,775,952
   Wienerberger AG                                                      16,123             546,392
                                                                                   ---------------
TOTAL -- AUSTRIA
  (Cost $3,477,881)                                                                      4,847,492
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                 99,828     $       421,080
   Carter Holt Harvey, Ltd.                                          2,429,700           2,991,974
   Fletcher Building, Ltd.                                             171,130             474,829
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $3,707,347)                                                                      3,887,883
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
    (Cost $6,846)                                                                            6,639
                                                                                   ---------------
TOTAL -- NEW ZEALAND
  (Cost $3,714,193)                                                                      3,894,522
                                                                                   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                                  691,000                   0
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
    (Cost $881,605)                                                                        886,023
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (19.3%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $31,615,000 FMC Discount
   Notes 1.13%, 08/12/04, valued at $31,535,963) to be
   repurchased at $31,071,072 (Cost $31,068,000)               $        31,068          31,068,000
 Repurchase Agreement, Deutsche Bank Securities 1.00%,
   06/01/04 (Collateralized by $534,822,356 U.S. Treasury
   Obligations rates ranging from 7.50% to 8.75%, maturities
   ranging from 11/15/16 to 08/15/20, valued at $660,863,438)
   to be repurchased at $442,051,058 (Cost $442,001,947)^              442,002         442,001,947
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $473,069,947)                                                                  473,069,947
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,082,684,554)++                                                          $ 2,449,898,522
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 #  Total or Partial Securities on Loan.
 *  Non-Income Producing Securities.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $2,082,875,007.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
JAPAN -- (78.8%)
COMMON STOCKS -- (78.1%)
 * A&A Material Corp.                                                  123,000     $       112,368
   ABILIT Corp.                                                         22,000             112,214
   Achilles Corp.                                                      549,000             988,770
   Aderans Co., Ltd.                                                     2,850              59,451
   Advan Co., Ltd.                                                      36,000             355,571
   ADVANEX, Inc.                                                        78,000             409,821
 * Aeon Fantasy Co., Ltd.                                                4,000              85,691
   Ahresty Corp.                                                        28,300             228,737
   Aichi Bank, Ltd.                                                     13,200             831,880
 # Aichi Corp.                                                         119,900             575,338
 * Aichi Machine Industry Co., Ltd.                                    153,000             464,198
   Aichi Tokei Denki Co., Ltd.                                          67,000             193,558
   Aida Engineering, Ltd.                                              113,000             506,131
   Aigan Co., Ltd.                                                      33,500             213,495
   Aiphone Co., Ltd.                                                    32,000             550,628
   Airport Facilities Co., Ltd.                                         79,970             360,288
 # Airtech Japan, Ltd.                                                  12,100              98,440
   Aisan Industry Co., Ltd.                                             80,500             721,947
 * Akai Electric Co., Ltd.                                             363,000               3,284
   Akebono Brake Industry Co., Ltd.                                    141,000             582,382
   Akita Bank, Ltd.                                                     42,000             165,275
   Allied Material Corp.                                                37,700             555,224
 # Allied Telesis KK                                                    10,300             381,881
   Aloka Co., Ltd.                                                      43,000             341,677
 # Alpha Systems Inc.                                                   19,600             293,947
   Alpine Electronics, Inc.                                              9,100             116,586
   Alps Logistics Co., Ltd.                                             21,000             410,383
   Altech Co., Ltd.                                                     14,000              64,276
   Amano Corp.                                                         154,000           1,238,561
   Amatsuji Steel Ball Manufacturing Co., Ltd.                          42,000             442,441
   Ando Corp.                                                          120,000             233,353
   Anest Iwata Corp.                                                    74,000             166,277
   Anrakutei Co., Ltd.                                                  24,000             160,774
 * AOC Holdings, Inc.                                                  111,100             667,372
   Aoi Advertising Promotion, Inc.                                      21,000             138,867
   AOI Electronics Co., Ltd.                                            14,500             275,068
   Aoki International Co., Ltd.                                         78,100           1,033,171
   Aomori Bank, Ltd.                                                    50,000             194,199
 * Apic Yamada Corp.                                                    20,000              74,257
 * Arai-Gumi, Ltd.                                                      34,450              69,542
   Arakawa Chemical Industries, Ltd.                                    23,800             310,486
   Araya Industrial Co., Ltd.                                           84,000             126,928
 * Argo 21 Corp.                                                        13,200              87,525
   Ariake Japan Co., Ltd.                                                5,300             144,381
   Aronkasei Co., Ltd.                                                  53,000             199,307
   As One Corp.                                                         22,500             582,351
 # Asahi Denka Kogyo KK                                                169,000           1,416,641
   Asahi Diamond Industrial Co., Ltd.                                  112,000             626,104
   Asahi Kogyosha Co., Ltd.                                             48,000             137,206
 # Asahi Organic Chemicals Industry Co., Ltd.                          157,000             440,981
   Asahi Pretec Corp.                                                   30,800             414,811
*# Asahi Soft Drinks Co., Ltd.                                          81,500             638,128
*# Asahi Tec Corp.                                                      86,000     $       138,694
*# Asahi Techno Glass Corp.                                             95,000             660,540
   Asanuma Corp.                                                       123,000             203,777
 # Ashimori Industry Co., Ltd.                                          84,000             167,000
   Asia Air Survey Co., Ltd.                                             6,000              16,297
   Asia Securities Printing Co., Ltd.                                   29,000             258,868
   Asics Corp.                                                         333,000             910,065
   Asunaro Construction., Ltd.                                          29,000             184,452
   Ataka Constuction & Engineering Co., Ltd.                            38,000             130,920
 # Atom Corp.                                                           16,600             193,892
 # Atsugi Co., Ltd.                                                    322,000             352,614
   Aucnet, Inc.                                                         15,000             217,046
   Avex Inc.                                                            14,600             235,401
 * Azel Corp., Tokyo                                                    89,000              94,936
   Bando Chemical Industries, Ltd.                                     213,000             672,392
   Bank of Okinawa, Ltd.                                                33,900             732,088
   Bank of Saga, Ltd.                                                   44,000             160,970
   Bank of the Ryukyus, Ltd.                                            45,880             743,358
 * Banpresto Co., Ltd.                                                   6,800              88,405
 # Best Denki Co., Ltd.                                                214,000             963,756
 # BSL Corp.                                                           210,950             305,662
   Bull Dog Sauce Co., Ltd.                                             26,000             279,978
   Bunka Shutter Co., Ltd.                                             134,000             645,951
   Cabin Co., Ltd.                                                      67,000             171,650
 # CAC Corp.                                                            31,100             212,737
 # Calpis Co., Ltd.                                                    125,000             897,301
   Canon Electronics, Inc.                                              43,000             916,618
   Canon Finetech, Inc.                                                 67,070           1,009,111
   Capcom Co., Ltd.                                                     31,200             319,599
 * Catena Corp.                                                         46,000             122,424
 * Cats, Inc.                                                           15,400                 418
 # Cecile Co., Ltd.                                                     64,100             581,358
   Central Finance Co., Ltd.                                           180,000             644,733
   Central Security Patrols Co., Ltd.                                   31,400             255,762
 # CFS Corp.                                                            47,500             319,755
 * Chiba Kogyo Bank, Ltd.                                               80,600             577,582
 # Chino Corp.                                                          70,000             218,843
   Chiyoda Co., Ltd.                                                    64,400           1,000,584
   Chofu Seisakusho Co., Ltd.                                           54,500           1,000,990
 * Chori Co., Ltd.                                                     256,000             328,875
   Chuetsu Pulp and Paper Co., Ltd.                                    176,000             449,423
 * Chugai Mining Co., Ltd.                                             188,600             136,151
 # Chugai Ro Co., Ltd.                                                 139,000             332,122
 # Chugoku Marine Paints, Ltd.                                         111,000             574,660
 # Chugokukogyo Co., Ltd.                                               45,000             148,278
   Chukyo Bank, Ltd.                                                    44,000             160,784
   Chuo Denki Kogyo co., Ltd.                                           19,000              96,418
   Chuo Gyorui Co., Ltd.                                                61,000             103,699
   Chuo Spring Co., Ltd., Nagoya                                        91,000             346,403
   CKD Corp.                                                           113,000             796,516
*# Clarion Co., Ltd.                                                   587,000             950,042
   Cleanup Corp.                                                        71,000             763,556
 # CMK Corp.                                                            62,000             857,462
   Coca Cola Central Japan Co., Ltd.                                       139             985,011
 # Colowide Co., Ltd.                                                   29,000             277,378

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
*# Columbia Music Entertainment, Inc.                                  212,000     $       207,213
   Commuture Corp.                                                      71,202             523,365
   Computer Engineering & Consulting, Ltd.                              29,800             351,029
 * Co-Op Chemical Co., Ltd.                                             80,000              80,248
 * Core Corp.                                                            5,000             113,280
 # Corona Corp.                                                         44,300             629,054
 # Cosel Co., Ltd.                                                      33,400           1,008,969
   Create Medic Co., Ltd.                                                7,000              56,926
   Credia Co., Ltd.                                                     14,000             204,925
   Cresco, Ltd.                                                         11,600             113,161
   CTI Engineering Co., Ltd.                                            19,000             105,623
*# Culture Convenience Club Co., Ltd.                                   29,600             315,673
 * D&M Holdings, Inc.                                                  134,000             387,625
 # Dai Nippon Toryo, Ltd.                                              193,000             274,095
   Daibiru Corp.                                                        47,000             286,416
   Dai-Dan Co., Ltd.                                                    65,000             303,053
   Daido Kogyo Co., Ltd.                                                60,000             108,185
   Daidoh, Ltd.                                                         54,000             439,405
   Daifuku Co., Ltd.                                                   176,000             810,974
   Daihen Corp.                                                        215,000             451,076
 # Daiho Corp.                                                          96,000             210,869
   Dai-Ichi Jitsugyo Co., Ltd.                                          80,000             219,129
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                     47,000             127,859
 # Daiken Corp.                                                        208,000             950,956
   Daiki Co., Ltd.                                                      41,300             419,573
   Daiko Clearing Services Corp.                                        25,000             136,191
 * Daikoku Denki Co., Ltd.                                               7,000             129,169
*# Daikyo, Inc.                                                        444,000             988,493
   Daimei Telecom Engineering Corp.                                     65,000             375,924
   Dainichi Co., Ltd.                                                   27,200             120,085
 # Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.            163,000             780,374
 # Dainippon Shigyo Co., Ltd.                                           25,000             119,859
   Daisan Bank, Ltd.                                                    50,000             189,752
 # Daiseki Co., Ltd.                                                    35,400             589,076
 # Daiso Co., Ltd.                                                     112,000             297,842
 * Daisue Construction Co., Ltd.                                       151,500             172,603
   Daisyo Corp.                                                         32,000             337,553
   Daito Seiki Co., Ltd.                                                18,000              50,556
 * Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                     42,000              41,668
   Daiwa Industries, Ltd.                                               82,000             256,009
   Daiwa Kosho Lease Co., Ltd.                                         225,000           1,097,305
*# Daiwa Seiko, Inc.                                                   145,000             152,419
   Daiwabo Co., Ltd.                                                   217,000             265,350
   Daiwabo Information System Co., Ltd.                                 22,000             254,884
   Danto Corp.                                                          42,000             164,222
   DC Co., Ltd.                                                         33,000              68,543
   Denki Kogyo Co., Ltd.                                               111,000             417,249
 # Denny's Japan Co., Ltd.                                              51,000             962,104
   Densei-Lambda KK                                                     34,584             294,844
 # Denyo Co., Ltd.                                                      38,000             224,640
*# Descente, Ltd.                                                      119,000             346,499
 * Dia Kensetsu Co., Ltd.                                              141,200             185,913
   Diamond Computer Service Co., Ltd.                                   37,700             348,350
 * Dijet Industrial Co., Ltd.                                           34,000              55,130
   Doshisha Co., Ltd.                                                   15,000             524,298
 # Doutor Coffee Co., Ltd.                                              34,200             587,348
   DTS Corp.                                                            21,200             446,500
 * Dydo Drinco Inc.                                                      9,100             269,900
*# Dynic Corp.                                                          52,000     $       140,592
 # Eagle Industry Co., Ltd.                                             78,000             397,190
 * Econach Co., Ltd.                                                    26,000              12,471
 * Eco-Tech Construction Co., Ltd.                                     241,000               2,180
   Edion Corp.                                                         112,316           1,212,015
   Ehime Bank, Ltd.                                                    232,000             806,804
 # Eiken Chemical Co., Ltd.                                             54,000             487,509
   Eikoh, Inc.                                                           8,000              53,333
 * Eizo Nanao Corp.                                                      9,200             260,281
   Elna Co., Ltd.                                                       22,000              54,036
   Enplas Corp.                                                         29,800             979,701
*# Enshu, Ltd.                                                          69,000             111,142
   Ensuiko Sugar Refining Co., Ltd.                                     51,000              95,323
   Exedy Corp.                                                          71,000           1,092,374
 * F.D.C. Products, Inc.                                                 7,200              80,936
 * Fancl Corp.                                                           5,900             194,970
*# FDK Corp.                                                           178,000             434,395
   Fine Sinter Co., Ltd.                                                31,000              94,966
 * First Baking Co., Ltd.                                               67,000             110,338
   Foster Electric Co., Ltd.                                            32,000             232,826
   FP Corp.                                                             38,800             780,034
 # France Bed Holdings Co., Ltd.                                       193,000             784,049
*# Fudo Construction Co., Ltd.                                          40,200             199,827
 * Fuji Co.,Ltd.                                                         6,900             129,651
 * Fuji Corp, Ltd.                                                       3,000              24,946
   Fuji Kiko Co., Ltd.                                                  71,000             202,392
*# Fuji Kosan Co., Ltd.                                                130,000             139,905
   Fuji Kyuko Co., Ltd.                                                170,000             602,860
*# Fuji Spinning Co., Ltd., Tokyo                                      163,000             199,044
   Fujicco Co., Ltd.                                                    46,000             536,857
 * Fujii & Co., Ltd.                                                    44,000                 398
 * Fujiko Co., Ltd.                                                     55,000                 995
   Fujikura Kasei Co., Ltd.                                             43,000             315,407
   Fujikura Rubber, Ltd.                                                34,000             179,851
 # Fujirebio, Inc.                                                      75,000             985,307
 * Fujita Corp.                                                         96,000             109,322
 # Fujita Kanko, Inc.                                                  194,000             754,015
   Fujitec Co., Ltd.                                                   145,000             700,453
 * Fujitsu Access, Ltd.                                                 36,000             201,604
   Fujitsu Business Systems, Ltd.                                       45,300             605,039
   Fujitsu Devices, Inc.                                                38,000             471,329
   Fujitsu Fronttec, Ltd.                                               41,500             422,222
*# Fujitsu General, Ltd.                                               161,000             624,018
*# Fujiya Co., Ltd.                                                    190,000             281,470
   Fukuda Corp.                                                         65,000             287,509
   Fukushima Bank, Ltd.                                                271,000             473,395
 * Fukusima Industries Corp.                                            10,500             134,050
 * Fukusuke Corp.                                                       95,000                 860
   Fumakilla, Ltd.                                                      24,000              37,618
 * Furukawa Battery Co., Ltd.                                           45,000              79,853
*# Furukawa Co., Ltd.                                                  643,000             666,862
   Fuso Lexel Inc.                                                      17,000             135,239
   Fuso Pharmaceutical Industries, Ltd.                                157,000             497,721
 * Ga-jo-en Kanko KK                                                    37,000                   0
   Gakken Co., Ltd.                                                    168,000             281,096
 * Generas Corp.                                                        64,000                 579
 # Genki Sushi Co., Ltd.                                                17,200             221,106
   Geostar Corp.                                                        10,000              35,300
   Global-Dining, Inc.                                                   6,200              40,511
 # Godo Steel, Ltd.                                                    242,000             748,957
 * Goldwin, Inc.                                                        76,000             120,517

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Gourmet Kineya Co., Ltd.                                             31,000     $       255,165
 * Graphtec Corp.                                                       39,000              62,610
   Gro-BeLS Co., Ltd.                                                   84,000             114,266
 * GSI Creoss Corp.                                                     90,000             173,995
   Gun-Ei Chemical Industry Co., Ltd.                                  127,000             359,915
   Hagoromo Foods Corp.                                                 29,000             288,231
   Hakuto Co., Ltd.                                                     36,400             461,429
   Hakuyosha Co., Ltd.                                                  57,000             164,958
   Haltec Corp.                                                         32,000              50,528
 * Hamai Co., Ltd.                                                      22,000              27,772
   Hanshin Sogo Bank, Ltd.                                              78,000             166,075
   Hanwa Co., Ltd.                                                     405,000           1,283,436
   Happinet Corp.                                                       15,000             173,684
   Harashin Co., Ltd.                                                   24,300             189,893
   Harima Chemicals, Inc.                                               37,000             252,287
   Haruyama Trading Co., Ltd.                                           21,600             262,268
*# Hayashikane Sangyo Co., Ltd.                                        128,000             147,309
 * Hazama Corp.                                                         36,500              96,101
   Heiwado Co., Ltd.                                                    15,000             192,811
   Hibiya Engineering, Ltd.                                             63,000             484,267
   Higashi-Nippon Bank, Ltd.                                           288,000             765,937
   Hisaka Works, Ltd.                                                   41,000             297,472
   Hitachi Business Solution Co., Ltd.                                  22,700             163,583
   Hitachi Kiden Kogyo, Ltd.                                            20,000              78,044
   Hitachi Koki Co., Ltd.                                              153,000             855,084
   Hitachi Kokusai Electric, Inc.                                       76,000             526,889
   Hitachi Medical Corp.                                                59,000             751,139
   Hitachi Metals Techno, Ltd.                                          12,000              30,967
 * Hitachi Mobile Co., Ltd.                                             12,000              85,627
   Hitachi Plant Engineering & Construction Co., Ltd.                  177,000             683,203
   Hitachi Powdered Metal Co., Ltd.                                     46,000             288,937
   Hitachi Tool Engineering, Ltd.                                       39,000             287,576
 # Hochiki Corp.                                                        42,000             193,653
*# Hodogaya Chemical Co., Ltd.                                         100,000             329,697
 * Hohsui Corp.                                                         56,000              63,736
   Hokkai Can Co., Ltd., Tokyo                                         106,000             251,323
*# Hokkaido Bank, Ltd.                                                 580,000             984,633
   Hokkaido Coca Cola Bottling Co., Ltd.                                64,000             381,738
   Hokkaido Gas Co., Ltd.                                               87,000             211,106
   Hokko Chemical Industry Co., Ltd.                                    41,000             135,916
   Hokuetsu Bank, Ltd.                                                 350,000             721,515
   Hokuriku Electric Industry Co., Ltd.                                112,000             200,711
   Hokuriku Electrical Construction Co., Ltd.                           36,000              98,320
   Hokuriku Gas Co., Ltd.                                               64,000             180,039
 * Hokushin Co., Ltd.                                                   39,900              60,579
 # Hokuto Corp.                                                         51,700             796,917
   Homac Corp.                                                          66,500             597,913
   Honshu Chemical Industry Co., Ltd.                                    7,000              38,719
 # Horiba, Ltd.                                                         54,000             755,614
   Horipro, Inc.                                                        23,400             184,452
*# Hosokawa Micron Corp.                                                40,000             189,641
*# Howa Machinery, Ltd.                                                181,000             198,251
*# Ichida and Co., Ltd.                                                 23,400              41,823
   Ichikawa Co., Ltd.                                                   49,000             147,498
   Ichiken Co., Ltd.                                                    48,000              57,703
   Ichikoh Industries, Ltd.                                            141,000             338,362
   Ichiyoshi Securities Co., Ltd.                                       87,000             620,530
 # Icom, Inc.                                                           23,600             562,646
   Idec Izumi Corp.                                                     54,500             500,919
   Ihara Chemical Industry Co., Ltd.                                    80,000     $       179,688
 # Iino Kaiun Kaisha, Ltd.                                             161,000             670,569
*# Ikegami Tsushinki Co., Ltd.                                         102,000             198,983
   i-Logistics Corp.                                                    35,000              56,959
 * Imasen Electric Industrial Co., Ltd.                                 15,800             114,371
   Impact 21 Co., Ltd.                                                  30,600             717,490
 * Impress Corp.                                                           178             209,002
   Inaba Denki Sangyo Co., Ltd.                                         40,500             823,449
 # Inaba Seisa Kusho Co., Ltd.                                          28,400             439,330
   Inabata and Co., Ltd., Osaka                                         95,000             676,033
   Inageya Co., Ltd.                                                    83,000             760,182
   Ines Corp.                                                           80,400             790,994
   I-Net Corp.                                                          12,000              44,213
 # Information Services International-Dentsu, Ltd.                      51,800             669,069
   Intec, Inc.                                                          65,000             424,553
 # Inui Steamship Co., Ltd.                                             31,000             102,802
   ISE Chemicals Corp.                                                  38,000             130,391
 # Iseki & Co., Ltd.                                                   348,000             864,470
   Ishihara Sangyo Kaisha, Ltd.                                        133,000             260,764
   Ishii Hyoki Co., Ltd.                                                 8,600              92,904
*# Ishii Iron Works Co., Ltd.                                           52,000              66,494
*# Ishikawa Seisakusho, Ltd.                                            75,000              93,520
   Ishikawajima Construction Materials Co., Ltd.                        18,000              48,056
   Ishikawajima Transport Machinery Co., Ltd.                           16,000              40,623
   Ishizuka Glass Co., Ltd.                                             49,000             100,512
   Itochu Enex Co., Ltd.                                               149,300             757,807
   Itochu Shokuh Co., Ltd.                                              20,700             759,029
   Itoki Crebio Corp.                                                   56,000             147,977
   Iwaki & Co., Ltd.                                                    38,000              96,233
 # Iwasaki Electric Co., Ltd.                                          110,000             389,506
   Iwatani International Corp.                                         389,000             879,705
 * Iwatsu Electric Co., Ltd.                                           145,000             312,103
 * Izuhakone Railway Co., Ltd.                                             300              36,643
*# Izukyu Corp.                                                         11,700              84,657
   Izumiya Co., Ltd.                                                   135,000             871,311
*# Izutsuya Co., Ltd.                                                  123,000             238,055
 # Jac Holdings Co., Ltd.                                               11,000              44,169
   Jaccs Co., Ltd.                                                     207,000           1,204,962
 * Jalux, Inc.                                                           9,700             170,985
   Jamco Corp.                                                          18,000              71,878
*# Janome Sewing Machine Co., Ltd.                                     224,000             328,562
   Japan Business Computer Co., Ltd.                                    34,000             214,964
 # Japan Carlit Co., Ltd.                                               28,000             183,761
 # Japan Cash Machine Co., Ltd.                                         29,810             823,382
   Japan Digital Laboratory Co., Ltd.                                   53,900             583,792
   Japan Foundation Engineering Co., Ltd.                               49,200             223,870
   Japan Information Processing Service Co., Ltd.                       31,800             229,277
   Japan Kenzai Co., Ltd.                                               30,400             247,349
   Japan Maintenance Co., Ltd.                                          27,000             215,447
   Japan Medical Dynamic Marketing Inc.                                 26,100             304,476
   Japan Oil Transportation Co., Ltd.                                   45,000             100,000
 # Japan Pulp and Paper Co., Ltd.                                      229,000             746,172
 * Japan Radio Co., Ltd.                                                38,000             163,509
   Japan Servo Co., Ltd.                                                51,000             136,344
   Japan Steel Tower Co., Ltd.                                          19,000              36,124

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Japan Steel Works, Ltd.                                             590,000     $       843,246
 # Japan Storage Battery Co., Ltd.                                     529,000           1,186,989
 # Japan Transcity Corp.                                                94,000             233,432
   Japan Vilene Co., Ltd.                                              101,000             325,528
   Japan Wool Textile Co., Ltd.                                        138,000             685,988
   Jastec Co., Ltd.                                                     11,600             188,047
   Jeans Mate Corp.                                                     12,740             149,719
 # Jeol, Ltd.                                                          119,000             768,302
*# Jidosha Denki Kogyo Co., Ltd.                                        34,000              57,826
   JMS Co., Ltd.                                                        49,000             147,373
   Joban Kosan Co., Ltd.                                               101,000             154,459
   J-Oil Mills, Inc.                                                   274,000             788,809
   Joint Corp.                                                          24,900             430,672
 # Joshin Denki Co., Ltd.                                               98,000             352,894
   Jsp Corp.                                                            42,300             451,784
   Juel Verite Ohkubo Co., Ltd                                          24,000              62,245
*# Jujiya Co., Ltd.                                                    321,000             301,591
*# Juki Corp.                                                          153,000             535,541
 * Jyomo Co., Ltd.                                                      48,000             100,311
 # K.R.S. Corp.                                                         17,000             312,052
   Kabuki-Za Co., Ltd.                                                  15,000             556,310
   Kadokawa Holdings, Inc.                                              27,000             862,436
 # Kaga Electronics Co., Ltd.                                           38,400             699,769
   Kagawa Bank, Ltd.                                                   126,350             656,099
 # Kagome Co., Ltd.                                                     41,600             381,756
   Kahma Co., Ltd.                                                      51,400             626,962
 # Kaken Pharmaceutical Co., Ltd.                                      146,000             794,601
 * Kakuei (L.) Corp.                                                   100,000                 905
*# Kamagai Gumi Co., Ltd.                                               87,800             206,055
   Kameda Seika Co., Ltd.                                               33,000             230,035
   Kamei Corp.                                                          59,000             370,959
   Kanaden Corp.                                                        55,000             270,107
   Kanagawa Chuo Kotsu Co., Ltd.                                       100,000             584,161
   Kanamoto Co., Ltd.                                                   43,000             214,047
*# Kanebo, Ltd.                                                        723,000             581,724
*# Kanematsu Corp.                                                     534,500             846,434
   Kanematsu Electronics, Ltd.                                          45,500             519,270
 * Kanematsu-NNK Corp.                                                  60,000             142,761
   Kanto Auto Works, Ltd., Yokosuka                                     78,000             767,789
 # Kanto Denka Kogyo Co., Ltd.                                          83,000             402,113
   Kanto Natural Gas Development Co., Ltd.                             104,000             582,724
 # Kanto Tsukuba Bank, Ltd.                                             45,500             355,602
   Kasai Kogyo Co., Ltd.                                                59,000             160,352
   Kasei (C.I.) Co., Ltd.                                               46,000             153,073
 # Kasumi Co., Ltd.                                                    132,000             770,311
   Katakura Chikkarin Co., Ltd.                                         17,000              51,668
   Katakura Industries Co., Ltd.                                        55,000             557,222
   Kato Sangyo Co., Ltd.                                                60,300             790,104
 # Kato Works Co., Ltd.                                                 82,000             167,582
   Katsumura Construction Co., Ltd.                                     48,600              50,523
   Kawada Industries, Inc.                                              76,000             194,284
*# Kawai Musical Instruments Manufacturing Co., Ltd.                    99,000             137,041
 * Kawasaki Kasei Chemicals, Ltd.                                       36,000              35,556
   Kawashima Textile Manufacturers, Ltd.                               126,000             160,902
 * Kawasho Corp.                                                       549,000           1,358,075
   Kawasho Gecoss Corp.                                                 57,900             229,823
   Kawasumi Laboratories, Inc.                                          26,000             175,210
   Kawatetsu Systems, Inc.                                                 112             156,311
   Kayaba Industry Co., Ltd.                                            40,000     $       136,781
 * Keihanshin Real Estate Co., Ltd.                                     25,000             114,767
 # Keihin Co., Ltd.                                                    100,000             172,870
   Keiiyu Co., Ltd.                                                     15,000             147,949
   Keiyo Co., Ltd.                                                     139,900             664,860
 # Kentucky Fried Chicken Japan, Ltd.                                   55,000           1,072,451
*# Kenwood Corp.                                                       382,000             943,261
 # Key Coffee, Inc.                                                     33,000             440,938
 # Kibun Food Chemifa Co., Ltd.                                         42,000             760,650
 * Kimmon Manufacturing Co., Ltd.                                       41,000              48,965
 * Kimura Chemical Plants Co., Ltd.                                     27,000              39,325
   Kinki Coca-Cola Bottling Co., Ltd.                                   97,000             844,952
*# Kinki Nippon Tourist Co., Ltd.                                      133,000             371,726
 # Kinki Sharyo Co., Ltd., Nagaokakyo                                  101,000             261,205
 * Kinsho Corp.                                                         21,000              60,914
 # Kinugawa Rubber Industrial Co., Ltd.                                107,000             236,554
   Kioritz Corp.                                                        96,000             217,386
 # Kishu Paper Co., Ltd.                                               125,000             204,561
   Kisoji Co., Ltd.                                                     34,400             462,341
 # Kitagawa Iron Works Co., Ltd.                                       124,000             211,328
   Kita-Nippon Bank, Ltd.                                               13,006             610,281
   Kitano Construction Corp.                                           124,000             227,816
   Kitazawa Sangyo Co., Ltd.                                            17,500              39,409
 # Kitz Corp.                                                          234,000             890,517
   Koa Corp.                                                            67,300             591,787
   Koatsu Gas Kogyo Co., Ltd.                                           78,000             250,970
   Kobayashi Yoko Co., Ltd.                                             16,900             324,880
   Kodensha Co., Ltd.                                                   14,000              39,268
   Koekisha Co., Ltd.                                                    9,600             218,290
 # Kohnan Shoji Co., Ltd.                                               29,500             564,588
   Kohsoku Corp.                                                        24,000             232,330
   Koike Sanso Kogyo Co., Ltd.                                          71,000             126,392
   Koito Industries, Ltd.                                               66,000             277,472
 # Kojima Co., Ltd.                                                     61,800             732,677
 * Kokune Corp.                                                         42,000                 380
 * Kokusai Kogyo Co., Ltd.                                              60,000             188,194
   Komai Tekko, Inc.                                                    53,000             122,227
 # Komatsu Electronics Metals Co., Ltd.                                 46,800             579,024
   Komatsu Seiren Co., Ltd.                                             53,000             208,740
   Komatsu Wall Industry Co., Ltd.                                      17,300             289,779
   Konaka Co., Ltd.                                                     29,700             408,203
 # Konami Sports Corp.                                                  43,800             762,592
   Kondotec, Inc.                                                       12,500              65,324
   Konishi Co., Ltd.                                                    28,000             236,010
   Kosaido Co., Ltd.                                                    34,000             294,934
 # Kosei Securities Co., Ltd.                                          137,000             308,983
*# Kubotek Corp.                                                           147             244,055
   Kumiai Chemical Industry Co., Ltd., Tokyo                           108,000             260,020
   Kurabo Industries, Ltd.                                             372,000             632,944
   Kureha Chemical Industry Co., Ltd.                                   36,000             144,153
 # Kurimoto, Ltd.                                                      202,000             403,048
 # Kuroda Electric Co., Ltd.                                            31,200           1,322,088
   Kurosaki Harima Corp.                                               125,000             209,259
   Kyoden Co., Ltd.                                                     79,000             628,726
   Kyodo Printing Co., Ltd.                                            152,000             531,461
 # Kyodo Shiryo Co., Ltd.                                              145,000             166,603
   Kyoei Sangyo Co., Ltd.                                               44,000             150,438
 # Kyoei Tanker Co., Ltd.                                               53,000             116,210
   Kyokuto Boeki Kaisha, Ltd.                                           36,000              92,644
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                     44,800             523,585

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Kyokuyo Co., Ltd.                                                   167,000     $       270,807
 # Kyoritsu Maintenance Co., Ltd.                                       15,400             323,685
   Kyosan Electric Manufacturing Co., Ltd.                              97,000             325,983
   Kyoto Kimono Yuzen Co., Ltd.                                            128             285,941
   Kyowa Electronic Instruments Co., Ltd.                               30,000              86,679
   Kyowa Exeo Corp.                                                     22,000             144,411
   Kyowa Leather Cloth Co., Ltd.                                        32,000             196,984
   Kyudenko Corp.                                                      140,000             645,788
   Kyushu-Shinwa Holdings, Inc.                                        487,000           1,032,380
 # Laox Co., Ltd.                                                       54,000             131,946
   Life Corp.                                                           25,400             267,218
 * Link Consulting Associates - Japan Corp.                              8,600              72,708
 * Lonseal Corp.                                                        69,000              56,213
 * Look, Inc.                                                           50,000             207,617
   Macnica, Inc.                                                        28,400             795,318
   Maeda Corp.                                                          38,000             162,119
   Maeda Road Construction Co., Ltd.                                   155,000           1,073,668
   Maezawa Industries, Inc.                                             27,700             138,077
   Maezawa Kaisei Industries Co., Ltd.                                  20,600             331,461
   Maezawa Kyuso Industries Co., Ltd.                                   25,400             248,181
 * Magara Construction Co., Ltd.                                        61,000              60,512
 # Makino Milling Machine Co., Ltd.                                    141,000             872,537
 * Mamiya-Op Co., Ltd.                                                  58,000              82,435
   Marche Corp.                                                         10,700             103,880
 # Mars Engineering Corp.                                               22,200           1,311,312
   Marubeni Construction Material Lease Co., Ltd.                       54,000              90,519
   Marubun Corp.                                                        44,600             338,758
   Marudai Food Co., Ltd.                                              189,000             350,662
 * Maruei Department Store Co., Ltd.                                    72,000             158,506
 # Maruetsu, Inc.                                                       27,000             148,610
   Maruha Group, Inc.                                                  477,000             794,101
*# Maruishi Cycle Industries, Ltd.                                     214,000              34,856
   Marusan Securities Co., Ltd.                                        106,000             631,593
   Maruwa Co., Ltd.                                                     17,500             291,098
   Maruwn Corp.                                                         44,000             117,182
   Maruya Co., Ltd.                                                     14,000             101,231
   Maruyama Manufacturing Co., Inc.                                     73,000             106,885
*# Maruzen Co., Ltd.                                                   179,000             370,718
   Maruzen Co., Ltd. - General Commercial Kitchen
     Appliances & Equipment                                             30,000             173,741
   Maruzen Showa Unyu Co., Ltd.                                        156,000             448,427
   Maspro Denkoh Corp.                                                  32,300             336,264
   Matsuda Sangyo Co., Ltd.                                             34,500             282,370
   Matsui Construction Co., Ltd.                                        40,000             125,124
 * Matsuo Bridge Co., Ltd.                                              37,000              90,482
 # Matsuya Co., Ltd.                                                    84,000             344,168
 # Matsuya Foods Co., Ltd.                                              30,300             651,460
   Matsuzakaya Co., Ltd.                                               189,077             823,964
   Max Co., Ltd.                                                        84,000             923,345
 * Maxvalu Tohok Co., Ltd.                                              12,900             108,568
 # Megachips Corp.                                                      39,100             371,112
 # Meidensha Corp.                                                     378,050             777,496
*# Meiji Machine Co., Ltd.                                              90,000              86,190
   Meiji Shipping Co., Ltd.                                             47,000             160,448
   Meisei Industrial Co., Ltd.                                          29,000             105,051
   Meito Sangyo Co., Ltd.                                               41,700             678,806
   Meito Transportation Co., Ltd.                                       22,000     $       171,752
 # Meiwa Estate Co., Ltd.                                               34,000             360,081
   Meiwa Industry Co., Ltd.                                             15,000              43,356
 * Meiwa Trading Co., Ltd.                                              55,000             118,536
   Melco Holdings, Inc.                                                  9,000             228,003
   Mercian Corp.                                                       212,000             518,609
   Mikuni Coca-Cola Bottling Co., Ltd.                                  76,000             666,588
 # Milbon Co., Ltd.                                                     14,900             391,741
 # Mimasu Semiconductor Industry Co., Ltd.                              33,200             494,924
   Ministop Co., Ltd.                                                   45,500             744,606
   Mirai Group Co., Ltd.                                                49,000              86,721
   Miroku Jyoho Service Co., Ltd.                                       22,500             203,687
 * Misawa Homes Holdings, Inc.                                         262,900             735,533
 # Misawa Resort Co., Ltd.                                              90,000             256,731
   Mito Securities Co., Ltd.                                           113,000             373,596
   Mitsuba Corp.                                                        60,000             340,886
 * Mitsubishi Cable Industries, Ltd.                                   277,000             330,724
 * Mitsubishi Kakoki Kaisha, Ltd.                                      117,000             166,467
 # Mitsubishi Paper Mills, Ltd.                                        505,000             759,934
   Mitsubishi Pencil Co., Ltd.                                          61,000             468,783
 # Mitsubishi Plastics, Inc.                                           333,000             830,724
   Mitsubishi Shindoh Co., Ltd.                                         82,000             178,091
 # Mitsubishi Steel Manufacturing Co., Ltd.                            253,000             341,478
   Mitsuboshi Belting, Ltd.                                            153,000             569,271
   Mitsui High-Tec, Inc.                                                68,400             806,062
   Mitsui Home Co., Ltd.                                                97,000             519,421
 # Mitsui Knowledge Industry Co., Ltd.                                  20,100             206,469
*# Mitsui Matsushima Co., Ltd.                                          90,000             123,857
 * Mitsui Mining Co., Ltd.                                             112,500             131,305
   Mitsui Sugar Co., Ltd.                                              145,000             333,097
   Mitsui-Soko Co., Ltd.                                               221,000             664,820
   Mitsumi Electric Co., Ltd.                                           34,800             356,175
 # Mitsumura Printing Co., Ltd.                                         49,000             334,866
   Mitsuuroko Co., Ltd.                                                107,000             648,293
   Miura Co., Ltd.                                                      66,400           1,036,205
   Miura Printing Corp.                                                 16,000              52,934
   Miyaji Engineering Group                                             90,000             154,716
   Miyazaki Bank, Ltd.                                                 275,000           1,029,276
 # Miyoshi Oil & Fat Co., Ltd.                                         120,000             230,204
 # Miyuki Keori Co., Ltd.                                               50,000             168,599
   Mizuno Corp.                                                        205,000             956,560
 * Momiji Holdings, Inc.                                                   340             728,907
   Mori Seiki Co., Ltd.                                                 19,900             166,206
 # Morinaga & Co., Ltd.                                                419,000             911,417
*# Morishita Jinton Co., Ltd.                                           32,800             136,168
   Morita Corp.                                                         74,000             285,272
 # Moritex Corp.                                                        15,000             133,184
   Morozoff, Ltd., Osaka                                                50,000              92,305
   Mory Industries, Inc.                                                66,000             167,633
   Mos Food Services, Inc.                                              47,000             556,643
   Moshi Moshi Hotline, Inc.                                             8,700             553,884
 # MR Max Corp.                                                         56,300             187,298
 * Mutoh Industries, Ltd.                                               78,000             186,279
   Mutow Co., Ltd.                                                      38,000             186,987
   Myojo Foods Co., Ltd.                                                67,000             379,148
   Nabtesco Corp.                                                      210,000           1,084,913
 # NAC Co., Ltd.                                                        13,000             104,096
 # Nachi-Fujikoshi Corp.                                               433,000           1,367,895
   Nagano Bank, Ltd.                                                   122,000             384,709

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Nagano Japan Radio Co., Ltd.                                         27,000     $        45,038
 # Nagatanien Co., Ltd.                                                 56,000             416,553
*# Naigai Co., Ltd.                                                    109,000             102,707
   Nakabayashi Co., Ltd.                                                76,000             120,240
 # Nakamuraya Co., Ltd.                                                 85,000             251,699
 * Nakano Corp.                                                         49,000             118,016
 # Nakayama Steel Works, Ltd.                                          186,000             593,215
   Nakayo Telecommunications, Inc.                                      36,000             148,093
 # NEC Infrontia Corp.                                                 196,000             539,191
 * NEC Mobiling, Ltd.                                                    3,200              89,463
 # NEC System Integration & Construction, Ltd.                          65,000             565,309
 # NEC Tokin Corp.                                                     180,000             859,720
   Neturen Co., Ltd., Tokyo                                             66,000             342,901
   New Japan Radio Co., Ltd.                                            62,000             772,698
 * New Real Property KK                                                 43,900                   0
 # Nichia Steel Works, Ltd.                                             67,900             213,197
 # Nichias Corp.                                                       237,000             868,589
 # Nichiban Co., Ltd.                                                   58,000             161,610
 * Nichiboshin, Ltd.                                                     1,190               1,077
   Nichiha Corp.                                                        64,980             958,119
   Nichimo Co., Ltd.                                                    54,000             108,885
 * Nichimo Corp.                                                        85,000              84,373
 # Nichireki Co., Ltd.                                                  44,000             152,863
 # Nichiro Corp.                                                       289,000             410,334
   Nidec Tosok Corp.                                                    24,500             382,096
   Nihon Dempa Kogyo Co., Ltd.                                          32,100             700,780
   Nihon Eslead Corp.                                                   19,440             375,412
 # Nihon Inter Electronics Corp.                                        54,000             515,015
   Nihon Kagaku Sangyo Co., Ltd.                                        32,000             139,896
 * Nihon Kentetsu Co., Ltd.                                             27,000              58,461
   Nihon Kohden Corp.                                                   85,000             983,453
   Nihon Matai Co., Ltd.                                                50,000              92,359
   Nihon Nohyaku Co., Ltd.                                             103,000             191,101
 # Nihon Parkerizing Co., Ltd.                                         105,000             674,468
   Nihon Seiko Co., Ltd.                                                11,000              33,322
   Nihon Shokuh Kako Co., Ltd.                                          26,000              55,282
 * Nihon Spindle Manufacturing Co., Ltd.                                56,000              90,139
   Nihon Tokushu Toryo Co., Ltd.                                        35,000             202,979
   Nikken Chemicals Co., Ltd.                                           81,000             226,733
   Nikkiso Co., Ltd.                                                   107,000             445,772
   Nikko Co., Ltd., Akashi                                              52,000             163,249
 * Nippei Toyama Corp.                                                  80,000             158,599
   Nippo Corp.                                                          25,000             136,880
 * Nippon Avionics Co., Ltd.                                            40,000             108,454
   Nippon Beet Sugar Manufacturing Co., Ltd.                           243,000             417,652
*# Nippon Carbide Industries Co., Inc., Tokyo                          101,000             154,560
 # Nippon Carbon Co., Ltd.                                             177,000             267,184
 # Nippon Ceramic Co., Ltd.                                             37,000             436,412
   Nippon Chemical Industrial Co., Ltd.                                131,000             455,079
 # Nippon Chemi-Con Corp.                                              197,000           1,021,558
 * Nippon Chemiphar Co., Ltd.                                           49,000             150,010
   Nippon Chutetsukan KK                                                44,000              82,047
   Nippon Concrete Industries Co., Ltd.                                 65,000              99,586
 * Nippon Conlux Co., Ltd.                                              30,000             188,645
 * Nippon Conveyor Co., Ltd.                                            43,000              40,907
 # Nippon Denko Co., Ltd.                                              159,000             564,470
   Nippon Densetsu Kogyo Co., Ltd.                                      93,000             372,211
   Nippon Denwa Shisetu Co., Ltd.                                      104,000             341,379
   Nippon Felt Co., Ltd.                                                28,000     $        97,306
 # Nippon Fine Chemical Co., Ltd.                                       40,000             155,205
   Nippon Flour Mills Co., Ltd.                                        186,000             828,584
 * Nippon Foil Mfg., Co., Ltd.                                          21,000              47,119
 # Nippon Formula Feed Manufacturing Co., Ltd.                         100,000             163,559
   Nippon Gas Co., Ltd.                                                 62,000             429,371
   Nippon Hume Corp.                                                    43,000              97,228
 # Nippon Kanzai Co., Ltd.                                              32,700             516,695
*# Nippon Kasei Chemical Co., Ltd.                                     154,000             200,292
 * Nippon Kinzoku Co., Ltd.                                             93,000             155,931
 # Nippon Koei Co., Ltd., Tokyo                                        137,000             301,032
   Nippon Konpo Unyu Soko Co., Ltd.                                    115,000           1,036,979
*# Nippon Koshuha Steel Co., Ltd.                                      221,000             273,875
*# Nippon Metal Industry Co., Ltd.                                     230,000             325,126
   Nippon Pigment Co., Ltd.                                             11,000              29,746
   Nippon Pillar Packing Co., Ltd.                                      33,000             207,707
   Nippon Piston Ring Co., Ltd.                                        133,000             218,274
   Nippon Road Co., Ltd.                                               147,000             259,144
 # Nippon Seiki Co., Ltd.                                               85,000             695,474
   Nippon Seisen Co., Ltd.                                              39,000             153,296
   Nippon Sharyo, Ltd.                                                 233,000             591,050
   Nippon Shinyaku Co., Ltd.                                           111,000             627,801
   Nippon Signal Co., Ltd.                                             109,000             584,298
   Nippon Soda Co., Ltd.                                               215,000             560,485
   Nippon Suisan Kaisha, Ltd.                                          133,000             318,926
 # Nippon Synthetic Chemical Industry Co., Ltd.                        152,000             326,127
   Nippon System Development Co., Ltd.                                  40,600             786,274
   Nippon Systemware Co., Ltd.                                          20,000             150,615
 # Nippon Thompson Co., Ltd.                                           117,000             833,024
   Nippon Tungsten Co., Ltd.                                            44,000              99,396
   Nippon Valqua Industries, Ltd.                                      119,000             268,919
*# Nippon Yakin Kogyo Co., Ltd.                                        117,500             367,528
   Nippon Yusoki Co., Ltd.                                              49,000             136,787
   Nishimatsuya Chain Co., Ltd.                                         36,720           1,288,842
   Nishishiba Electric Co., Ltd.                                        28,000              45,663
*# Nissan Diesel Motor Co., Ltd.                                       378,000             870,695
 * Nissei Corp.                                                         10,900             102,045
   Nissei Plastic Industrial Co., Ltd.                                  35,000             233,678
 * Nisseki House Industry Co., Ltd.                                    260,000               2,352
 # Nissha Printing Co., Ltd.                                            81,000           1,211,670
 # Nisshin Fire & Marine Insurance Co., Ltd.                           293,000             972,441
   Nisshin Fudosan Co., Ltd.                                            22,400             237,302
   Nissho Electronics Corp.                                             49,900             391,182
 # Nissin Co., Ltd.                                                    413,200           1,447,382
   Nissin Corp.                                                        150,000             323,617
 * Nissin Electric Co., Ltd.                                           162,000             575,644
   Nissin Kogyo Co., Ltd.                                               33,800             807,983
   Nissin Sugar Manufacturing Co., Ltd.                                 74,000             133,544
   Nissui Pharmaceutical Co., Ltd.                                      34,000             199,438
   Nitchitsu Co., Ltd.                                                  14,000              24,483
   Nitta Corp.                                                          46,400             650,501
   Nittan Valve Co., Ltd.                                               58,000             230,230
   Nittetsu Mining Co., Ltd.                                           132,000             481,533
 # Nittetsu Steel Sheet Corp.                                          117,000             259,551
   Nitto Boseki Co., Ltd.                                              364,000             761,445
   Nitto Electric Works, Ltd.                                           72,100             593,495
 # Nitto Flour Milling Co., Ltd.                                        54,000             122,292
   Nitto Kohki Co., Ltd.                                                36,000             684,901

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Nitto Seiko Co., Ltd.                                                56,000     $       111,779
 # Nitto Seimo Co., Ltd.                                                32,000              69,257
*# Nittoc Construction Co., Ltd.                                        61,000             127,816
 * NIWS Co., Ltd.                                                           58             169,215
   Noda Corp.                                                            2,800              16,940
   NOF Corp.                                                            39,000             145,075
   Nohmi Bosai, Ltd.                                                    59,000             315,857
   Nomura Co., Ltd.                                                     61,000             346,425
   Noritake Co., Ltd.                                                  320,000           1,274,424
   Noritz Corp.                                                         11,200             174,431
   Nosan Corp.                                                         201,000             369,074
   Obayashi Road Corp.                                                  65,000             120,125
   Odakyu Construction Co., Ltd.                                        29,000              81,456
   Odakyu Real Estate Co., Ltd.                                         58,000             145,824
   Oenon Holdings, Inc.                                                 74,000             180,834
 * Ohki Corp.                                                           73,000                 660
 * Ohmori Co., Ltd.                                                     18,400               9,354
   Oie Sangyo Co., Ltd.                                                 13,200             101,524
   Oiles Corp.                                                          32,500             660,007
   Oita Bank, Ltd.                                                      39,000             190,332
   Okabe Co., Ltd.                                                      29,000              93,107
 # Okamoto Industries, Inc.                                            212,000             541,020
 * Okamoto Machine Tool Works, Ltd.                                     75,000             200,287
   Okamura Corp.                                                        24,000             183,348
   Okaya Electric Industries Co., Ltd.                                  32,000              92,616
   Oki Electric Cable Co., Ltd.                                         56,000             104,003
   Okinawa Electric Power Co., Ltd.                                     22,900             798,039
 * OKK Corp.                                                           101,000             157,276
 * Okuma and Howa Machinery, Ltd.                                       69,000             119,947
*# Okuma Corp.                                                         193,000             690,948
 # Okura Industrial Co., Ltd.                                           96,000             597,749
   Okuwa Co., Ltd.                                                      73,000             847,075
   Olympic Corp.                                                        36,100             467,727
 # O-M, Ltd.                                                            46,000              70,660
 * Omikenshi Co., Ltd.                                                  53,000              46,832
   Ono Sokki Co., Ltd.                                                  43,000             305,600
 * Onoken Co., Ltd.                                                     11,000             101,858
   Organo Corp.                                                        101,000             480,148
 * Orient Watch Co., Ltd.                                               12,000               4,451
 # Oriental Construction Co., Ltd.                                      39,000             184,778
   Oriental Yeast Co., Ltd.                                             52,000             447,759
 # Origin Electric Co., Ltd.                                            54,000             273,941
   Osaka Securities Finance Co., Ltd.                                   54,000             158,238
   Osaka Steel Co., Ltd.                                                72,200             805,262
 # Osaki Electric Co., Ltd.                                             56,000             273,440
   Oyo Corp.                                                            45,800             475,582
 # P.S. Mitsubishi Construction Co., Ltd.                               46,500             187,883
   Pacific Industrial Co., Ltd.                                         86,000             349,923
 * Pacific Metals Co., Ltd.                                             44,000             166,580
 # Parco Co., Ltd.                                                     124,000             737,017
 * Pasco Corp.                                                         111,500             310,911
   Patlite Corp.                                                        13,440             243,237
   PCA Corp.                                                            12,000             146,720
*# Penta-Ocean Construction Co., Ltd.                                  574,000             986,761
 # Pentax Corp.                                                        180,000             874,492
   Petrolub International Co., Ltd.                                     24,800             107,673
 * PIA Corp.                                                             4,600              99,355
   Pigeon Corp.                                                         37,000             518,294
   Pilot Corp.                                                              65             195,443
   Piolax, Inc.                                                         19,600             354,194
   Pocket Card Co., Ltd.                                                41,000             439,948
 # Pokka Corp.                                                          48,000     $       184,258
   Poplar Co., Ltd.                                                     13,560             180,413
   Posful Corp.                                                         36,900             227,120
*# Press Kogyo Co., Ltd.                                               162,000             368,272
*# Prima Meat Packers, Ltd.                                            355,000             379,449
   Pulstec Industrial Co., Ltd.                                         21,200             130,988
   Q'Sai Co., Ltd.                                                      51,600             468,146
   Raito Kogyo Co., Ltd.                                                84,900             372,372
   Rasa Industries, Ltd.                                               119,000             286,093
*# Renown D'urban Holdings, Inc.                                        53,880             724,900
 # Resorttrust Inc.                                                     42,600           1,112,227
   Rheon Automatic Machinery Co., Ltd.                                  40,000             122,314
   Rhythm Watch Co., Ltd.                                              344,000             654,961
   Ricoh Elemex Corp.                                                   35,000             161,264
   Ricoh Leasing Co., Ltd.                                              10,000             267,359
   Right On Co., Ltd.                                                   25,200             925,370
   Rikei Corp.                                                          22,500              53,987
   Riken Corp.                                                         193,000             635,213
   Riken Keiki Co., Ltd.                                                33,000             169,531
   Riken Technos Corp.                                                  93,000             297,640
   Riken Vitamin Co., Ltd.                                              37,000             667,465
   Ringer Hut Co., Ltd.                                                 38,300             395,273
   Rion Co., Ltd.                                                        5,000              23,337
 # Rock Field Co., Ltd.                                                 25,300             404,217
   Rohto Pharmaceutical Co., Ltd.                                       83,000             814,658
   Roland Corp.                                                         40,600             657,857
   Roland DG Corp.                                                       3,000             114,263
   Royal Co., Ltd.                                                      71,000           1,085,957
   Ryobi, Ltd.                                                         265,000             921,361
   Ryoden Trading Co., Ltd.                                             70,000             408,611
   Ryosan Co., Ltd.                                                     10,300             216,344
   Ryoyo Electro Corp.                                                  48,400             621,802
   S Foods, Inc.                                                        28,000             180,012
*# S Science Co., Ltd.                                                 285,000             111,068
 # S.T. Chemical Co., Ltd.                                              48,000             550,668
*# Saeki Kensetsu Kogyo Co., Ltd.                                       71,000              74,476
 # Sagami Chain Co., Ltd.                                               37,000             315,406
   Sagami Co., Ltd.                                                     51,000             179,050
   Sagami Rubber Industries Co., Ltd.                                   15,000              41,464
 * Saibu Gas Co., Ltd.                                                 102,000             189,211
 * Sailor Pen Co., Ltd.                                                 74,000             216,027
 # Saizeriya Co., Ltd.                                                  78,100           1,073,692
   Sakai Chemical Industry Co., Ltd.                                   162,000             682,653
   Sakai Heavy Industries, Ltd.                                         60,000             154,660
 * Sakai Ovex Co., Ltd.                                                 85,000             161,607
   Sakata Inx Corp.                                                     92,000             453,580
   Sakata Seed Corp.                                                    78,900             992,678
 * Sakurada Co., Ltd.                                                   38,000              51,348
   Sala Corp.                                                           56,000             243,480
   San-Ai Oil Co., Ltd.                                                134,000             476,821
 # Sanix, Inc.                                                          65,000             426,894
   Sankei Building Co., Ltd.                                            69,000             375,073
   Sanki Engineering Co., Ltd.                                         120,000             765,295
   Sanko Co., Ltd.                                                      12,000              76,229
   Sanko Metal Industrial Co., Ltd., Tokyo                              54,000             113,967
   Sankyo Seiko Co., Ltd.                                               86,000             342,451
 # Sankyu, Inc., Tokyo                                                 415,000             747,277
   Sanoh Industrial Co., Ltd.                                           53,000             282,719
 # Sanrio Co., Ltd.                                                     58,600             700,135
   Sanshin Electronics Co., Ltd.                                        57,000             400,118

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Sanyo Denki Co., Ltd.                                                95,000     $       359,389
   Sanyo Electric Credit Co., Ltd.                                      48,600           1,046,299
   Sanyo Engineering & Construction, Inc.                               34,000             147,926
   Sanyo Industries, Ltd., Tokyo                                        48,000             123,557
 # Sanyo Special Steel Co., Ltd.                                       283,000             438,173
*# Sasebo Heavy Industries Co., Ltd., Tokyo                            201,000             209,212
 * Sata Construction Co., Ltd., Gumma                                   61,000              58,525
 * Sato Corp.                                                            7,000             174,231
   Sato Shoji Corp.                                                     31,000             184,382
   Satori Electric Co., Ltd.                                            24,480             347,086
   Sawafugji Electric Co., Ltd.                                         31,000              65,788
 * Secom Joshinetsu Co., Ltd.                                            7,200             128,518
   Secom Techno Service Co., Ltd.                                       19,500             656,263
 * Seibu Electric Industry Co., Ltd.                                    24,000             100,430
 # Seijo Corp.                                                          17,400             230,853
   Seika Corp.                                                         145,000             242,568
 * Seikitokyu Kogyo Co., Ltd.                                           86,000              94,985
   Seiko Corp.                                                         180,407           1,134,705
 # Seiren Co., Ltd.                                                     92,000             605,762
 # Sekisui Jushi Co., Ltd.                                              73,000             386,335
   Sekisui Plastics Co., Ltd.                                          145,000             404,361
   Sekiwa Real Eastate, Ltd.                                            36,000             380,029
   Sekiwa Real Estate Chubu, Ltd.                                        7,000              38,986
   Senko Co., Ltd.                                                     205,000             737,281
 # Senshukai Co., Ltd.                                                  75,000             721,112
   Shaddy Co., Ltd.                                                     32,200             376,855
*# Shibaura Mechatronics Corp.                                          79,000             586,164
   Shibusawa Warehouse Co., Ltd.                                       115,000             260,941
 # Shibuya Kogyo Co., Ltd.                                              54,000             429,512
 * Shikibo, Ltd.                                                       155,000             187,925
   Shikoku Chemicals Corp.                                              89,000             324,522
   Shikoku Coca-Cola Bottling Co., Ltd.                                 37,000             401,595
   Shimizu Bank, Ltd.                                                   15,500             732,481
   Shin Nippon Air Technologies Co., Ltd.                               31,180             167,852
   Shinagawa Refractories Co., Ltd.                                    104,000             228,597
 * Shindengen Electric Manufacturing Co., Ltd.                         129,000             445,545
   Shin-Etsu Polymer Co., Ltd.                                         124,000             747,647
 # Shinkawa, Ltd.                                                       30,200             675,516
   Shin-Keisei Electric Railway Co., Ltd.                               97,000             324,266
   Shinki Co., Ltd.                                                     61,000             356,864
 # Shinko Electric Co., Ltd.                                           257,000             658,243
   Shinko Plantech Co., Ltd.                                            27,000              27,872
   Shinko Shoji Co., Ltd.                                               29,000             203,554
   Shin-Kobe Electric Machinery Co., Ltd.                               71,000             250,998
   Shinmaywa Industries, Ltd.                                          203,000             760,870
 # Shinsho Corp.                                                       110,000             199,233
 # Shinwa Kaiun Kaisha, Ltd.                                           257,000             593,886
   Shinyei Kaisha                                                       54,000             110,709
   Shiraishi Corp.                                                      25,000              40,930
   Shiroki Co., Ltd.                                                   132,000             281,112
   Shizuki Electric Co., Inc.                                           47,000             121,645
 * Shizuokagas Co., Ltd.                                                25,000              91,643
 # Sho-Bond Corp.                                                       46,200             269,960
   Shobunsha Publications, Inc.                                         25,000             310,681
*# Shochiku Co., Ltd.                                                  165,000             939,788
 # Shoei Co., Ltd.                                                      24,000             350,534
   Shoei Foods Corp.                                                    14,000     $        67,951
   Shoko Co., Ltd.                                                     156,000             229,801
   Shokusan Bank, Ltd.                                                  98,000             318,961
   Showa Aircraft Industry Co., Ltd.                                    47,000             258,636
   Showa Corp.                                                          18,400             178,359
   Showa Electric Wire & Cable Co., Ltd., Kawasaki                     329,000             410,302
 # Showa Highpolymer Co., Ltd.                                          86,000             234,853
   Showa Mining Co., Ltd.                                               66,000              97,541
 # Showa Sangyo Co., Ltd.                                              282,000             643,379
   Showa Tansan Co., Ltd.                                               21,000              64,341
 # Siix Corp.                                                            9,000             177,270
   Silver Ox Inc.                                                       30,000              67,020
*# Silver Seiko, Ltd.                                                  228,000             105,643
   Sinanen Co., Ltd.                                                   160,000             695,404
   Sintokogio, Ltd., Nagoya                                             89,000             411,030
   SMK Corp.                                                           127,000             565,649
   Snow Brand Seed Co., Ltd.                                            16,000              65,858
   SNT Corp.                                                            31,000             140,469
   Soda Nikka Co., Ltd.                                                 35,000              80,518
 # Sodick Co., Ltd.                                                     69,000             582,429
   Software Research Associates, Inc.                                    6,200              61,117
 # Sogo Medical Co., Ltd.                                                8,800             135,199
 * Sokkisha Co., Ltd.                                                   40,000             109,150
   Sonton Food Industry Co., Ltd.                                       27,000             237,301
 # Sorun Corp.                                                          41,000             239,864
 # Sotetsu Rosen Co., Ltd.                                              44,000             248,220
   Sotoh Co., Ltd.                                                      12,000             169,590
   Space Co., Ltd.                                                      19,180             176,036
 * SPC Electronics Corp.                                                29,000             127,611
   SPK Corp.                                                             7,800             108,604
   SRL, Inc.                                                            66,900             715,204
   SS Pharmaceutical Co., Ltd., Tokyo                                   25,000             160,998
   Star Micronics Co., Ltd.                                             89,000             729,904
   Starzen Corp.                                                       126,000             242,377
 # Stella Chemifa Corp.                                                 17,500             282,019
   Subaru Enterprise Co., Ltd.                                          36,000             110,089
   Sumida Corp.                                                         23,900             765,627
   Suminoe Textile Co., Ltd.                                           122,000             235,711
*# Sumitomo Coal Mining Co., Ltd.                                      200,000             219,913
   Sumitomo Densetsu Co., Ltd.                                          50,700             157,824
 # Sumitomo Light Metal Industries, Ltd.                               493,000             844,703
 * Sumitomo Mitsui Construction Co., Ltd.                              413,600             477,674
   Sumitomo Pipe & Tube Co., Ltd.                                       52,000             132,243
   Sumitomo Precision Products Co., Ltd., Amagasaki City                84,000             251,194
 # Sumitomo Seika Chemicals Co., Ltd.                                  102,000             270,712
   Sumitomo Special Metals Co., Ltd.                                    76,000           1,035,644
 # Sumitomo Warehouse Co., Ltd.                                        235,000             891,149
   Sun Wave Corp.                                                       80,000             303,261
   Sundrug Co., Ltd.                                                     3,200             160,865
   SunTelephone Co., Ltd.                                               55,000             335,607
 # Suruga Corp.                                                         15,400             262,008
 * Suzutan Co., Ltd.                                                    13,200             126,738
   SXL Corp.                                                           129,000             241,654
   Sysmex Corp.                                                         39,800           1,158,760
 # T.Hasegawa Co., Ltd.                                                 63,700           1,003,274
 # Tabai Espec Corp.                                                    34,000             452,305
   Tachihi Enterprise Co., Ltd.                                         17,000             668,901
   Tachikawa Corp.                                                      25,100             140,685

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Tachi-S Co., Ltd.                                                    42,100     $       414,720
 # Tadano, Ltd.                                                        201,000             724,992
   Taihei Dengyo Kaisha, Ltd.                                           70,000             267,324
 * Taihei Kogyo Co., Ltd.                                              114,000             171,049
*# Taiheiyo Kouhatsu, Inc.                                              90,000              90,627
   Taiho Kogyo Co., Ltd.                                                35,600             294,956
   Taikisha, Ltd.                                                       97,000           1,331,991
   Taisei Corp.                                                         18,700              62,284
 * Taisei Lamick Co., Ltd.                                               3,700              80,234
   Taisei Rotec Corp.                                                  140,000             229,297
 # Taito Co., Ltd.                                                      70,000             168,465
   Taito Corp.                                                             573             856,544
 # Taiyo Toyo Sanso Co., Ltd.                                          232,000             852,426
   Takada Kiko Co., Ltd.                                                31,000             175,083
   Takagi Securities Co., Ltd.                                          94,000             243,487
   Takamatsu Corp.                                                      29,300             824,063
   Takano Co., Ltd.                                                     22,100             373,817
 * Takaoka Electric Manufacturing Co., Ltd.,Tokyo                      156,000             211,897
 * Taka-Q Co., Ltd.                                                     34,500              61,361
 # Takara Co., Ltd.                                                    224,000           1,098,666
   Takara Printing Co., Ltd.                                            17,050             155,993
   Takara Standard Co., Ltd.                                            30,000             164,128
 * Takarabune Corp.                                                     26,000                 235
 # Takasago International Corp.                                        156,000             727,221
   Takasago Thermal Engineering Co., Ltd.                              132,000             831,236
 # Takashima & Co., Ltd.                                                60,000             107,916
   Takigami Steel Construction Co., Ltd.                                42,000             245,312
 # Takiron Co., Ltd.                                                   118,000             454,920
   Takuma Co., Ltd.                                                    136,000             880,506
 # Tamura Corp.                                                        113,000             624,412
 * Tamura Taiko Holdings, Inc.                                          74,000             262,456
   Tanseisha Co., Ltd.                                                  26,000             103,064
 # Tasaki Shinju Co., Ltd.                                              53,000             202,150
 # Tateho Chemical Industries Co., Ltd.                                 26,500             120,915
   Tatsuta Electric Wire & Cable Co., Ltd.                             106,000             182,445
   Taya Co., Ltd.                                                        5,000              40,530
   Tayca Corp.                                                          74,000             237,879
*# TC Properties Co., Ltd.                                             579,000                   0
   TCM Corp.                                                           146,000             305,414
 * TDF Corp.                                                            11,000              39,185
 * Teac Corp.                                                          113,000             183,636
   Techno Ryowa, Ltd.                                                   32,200             166,202
 # Tecmo, Ltd.                                                          27,000             286,666
   Teikoku Hormone Manufacturing Co., Ltd.                              38,000             323,147
 # Teikoku Piston Ring Co., Ltd.                                        42,000             236,265
   Teikoku Sen-I Co., Ltd.                                              39,000             166,032
   Teikoku Tsushin Kogyo Co., Ltd.                                      73,000             259,990
   Tekken Corp.                                                        224,000             349,624
   Ten Allied Co., Ltd.                                                 37,000             136,737
   Tenma Corp.                                                          56,400             894,785
   Teraoka Seisakusho Co., Ltd.                                         29,000             292,912
   Tetra Co., Ltd., Tokyo                                               41,000             140,893
   The Daito Bank, Ltd.                                                155,000             246,756
   The Nisshin Oillio Group, Ltd.                                      346,000           1,138,030
   Three F Co., Ltd.                                                    12,200              89,417
   Tigers Polymer Corp.                                                 27,000             127,561
*# Titan Kogyo KK                                                       36,000              90,700
 # TKC Corp.                                                            48,300     $       830,674
 # Toa Corp.                                                           301,000             424,737
   Toa Doro Kogyo Co., Ltd.                                             65,000             129,960
   Toa Oil Co., Ltd.                                                   145,000             241,126
 * Toabo Corp.                                                          73,000              69,402
   Toagosei Co., Ltd.                                                  544,719           1,173,125
*# Tobu Store Co., Ltd.                                                 71,000             152,998
   TOC Co., Ltd.                                                        94,000             841,955
 * Tocalo Co., Ltd.                                                      4,000             123,049
   Tochigi Bank, Ltd.                                                   91,000             509,846
   Tochigi Fuji Industrial Co., Ltd.                                    51,000             151,406
   Toda Kogyo Corp.                                                     68,000             268,582
 # Todentu Corp.                                                        57,000             130,547
   Toei Co., Ltd.                                                      228,000             861,278
   Toenec Corp.                                                        157,000             539,990
   Tohcello Co., Ltd.                                                   47,000             134,500
   Toho Co., Ltd.                                                       43,000             335,453
 * Toho Rayon Co., Ltd.                                                 28,000              54,967
   Toho Real Estate Co., Ltd.                                           98,000             364,080
 # Toho Titanium Co., Ltd.                                              44,000             602,286
 # Toho Zinc Co., Ltd.                                                 189,000             404,403
   Tohoku Bank, Ltd.                                                    92,000             182,958
   Tohoku Misawa Homes Co., Ltd.                                        24,000              87,406
   Tohoku Pioneer Corp.                                                 34,000             671,312
   Tohoku Telecommunications Construction Co., Ltd.                     17,000              99,817
 * Tohpe Corp.                                                          36,000              39,335
 # Tohto Suisan Co., Ltd.                                               54,000              94,249
 # Tokai Carbon Co., Ltd.                                              316,000             992,782
   Tokai Corp.                                                         120,000             480,894
*# Tokai Kanko Co., Ltd.                                               333,000             105,434
   Tokai Konetsu Kogyo Co., Ltd.                                        15,000              67,059
 # Tokai Pulp & Paper Co., Ltd.                                         88,000             295,187
   Tokai Senko KK, Nagoya                                               47,000              78,033
   Tokai Tokyo Securities Co., Ltd.                                    366,250           1,056,777
   Tokico, Ltd.                                                        189,000             670,079
   Tokimec, Inc.                                                       119,000             237,204
   Toko Electric Corp.                                                  39,000             129,331
 # Toko, Inc.                                                          151,000             536,615
   Tokushima Bank, Ltd.                                                111,200             717,116
   Tokushu Paper Manufacturing Co., Ltd.                                80,000             340,402
   Tokyo Biso Kogyo Corp.                                               13,000              77,239
   Tokyo Denpa Co., Ltd.                                                11,000             167,166
   Tokyo Dome Corp.                                                    251,000           1,021,074
 * Tokyo Electron Device, Ltd.                                              22             116,101
   Tokyo Energy & Systems, Inc.                                         49,000             202,726
   Tokyo Kikai Seisakusho, Ltd.                                        132,000             370,243
   Tokyo Leasing Co., Ltd.                                              96,900           1,139,423
   Tokyo Nissan Auto Sales Co., Ltd.                                    97,000             286,584
   Tokyo Rakutenchi Co., Ltd.                                           92,000             347,222
 * Tokyo Rope Manufacturing Co., Ltd.                                  232,000             384,290
   Tokyo Sangyo Co., Ltd.                                               36,500              99,333
   Tokyo Soir Co., Ltd.                                                 34,000              96,770
*# Tokyo Tekko Co., Ltd.                                                67,000             230,635
   Tokyo Theatres Co., Inc., Tokyo                                     116,000             132,174
   Tokyo Tomin Bank, Ltd.                                               58,600           1,439,373
   Tokyotokeiba Co., Ltd.                                              422,000             675,279
 # Tokyu Community Corp.                                                22,800             304,974
*# Tokyu Department Store Co., Ltd.                                    406,000             615,282

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Tokyu Livable Inc.                                                   22,200     $       421,700
   Tokyu Recreation Corp.                                               48,000             255,807
   Tokyu Store Chain Corp.                                             175,000             883,766
   Toli Corp.                                                          106,000             235,134
   Tomato Bank, Ltd.                                                   189,000             407,395
   Tomen Electronics Corp.                                              13,700             678,557
   Tomoe Corp.                                                          56,000             100,018
 # Tomoegawa Paper Co., Ltd.                                            55,000             177,008
   Tomoku Co., Ltd.                                                    136,000             359,273
   Tomy Co., Ltd.                                                       32,400             539,295
   Tonami Transportation Co., Ltd.                                     165,000             531,486
   Topcon Corp.                                                         78,000             878,935
   Topre Corp.                                                          81,000             464,814
 # Topy Industries, Ltd.                                               351,000           1,075,334
 # Torigoe Co., Ltd.                                                    35,000             154,887
   Torii Pharmaceutical Co., Ltd.                                       44,600             859,669
   Torishima Pump Manufacturing Co., Ltd., Osaka                        47,000             255,363
   Tose Co., Ltd.                                                        9,800             173,091
 # Toshiba Ceramics Co., Ltd.                                          350,000           1,232,366
 # Toshiba Machine Co., Ltd.                                           294,000           1,152,836
 # Toshiba Plant Kensetsu Co., Ltd.                                    139,000             664,817
   Tosho Printing Co., Ltd.                                            103,000             321,838
 * Totenko Co., Ltd.                                                    35,000              65,893
   Totetsu Kogyo Co., Ltd.                                              53,000             199,777
 * Totoku Electric Co., Ltd., Tokyo                                     62,000              90,989
   Tottori Bank, Ltd.                                                  148,000             554,670
 # Touei Housing Corp.                                                  37,800           1,715,359
 * Toukei Computer Co., Ltd.                                             9,100             105,329
   Towa Bank, Ltd.                                                     340,000             799,165
 * Towa Corp.                                                           33,000             368,102
   Towa Meccs Corp.                                                     75,000              75,929
*# Towa Real Estate Development Co., Ltd.                               80,000             209,483
   Toyo Bussan Co., Ltd.                                                24,200             197,145
 * Toyo Communication Equipment Co., Ltd.                               89,000             476,810
*# Toyo Construction Co., Ltd.                                         398,000             385,930
 # Toyo Corp.                                                           49,200             543,989
 # Toyo Electric Co., Ltd.                                              67,000             193,915
*# Toyo Engineering Corp.                                              473,000           1,001,964
*# Toyo Kanetsu KK                                                     220,000             328,089
   Toyo Kohan Co., Ltd.                                                152,000             501,730
 # Toyo Radiator Co., Ltd.                                             118,000             611,637
   Toyo Securities Co., Ltd.                                           113,000             401,066
 * Toyo Shutter Co., Ltd.                                               77,000              82,142
 * Toyo Sugar Refining Co., Ltd.                                        60,000              66,322
 # Toyo Tire & Rubber Co., Ltd.                                        332,000             840,730
   Toyo Wharf & Warehouse Co., Ltd.                                    118,000             201,842
 # Trans Cosmos, Inc.                                                   34,800             916,557
   Trusco Nakayama Corp.                                                52,800             873,858
   Tsubaki Nakashima Co., Ltd.                                          61,000             770,188
   Tsubakimoto Chain Co.                                                98,000             325,148
   Tsubakimoto Kogyo Co., Ltd.                                          44,000              92,220
   Tsudakoma Corp.                                                     101,000             226,050
 * Tsugami Corp.                                                       124,000             281,125
   Tsukamoto Co., Ltd.                                                  44,000              65,806
   Tsukishima Kikai Co., Ltd.                                           70,000             453,133
   Tsurumi Manufacturing Co., Ltd.                                      44,000             235,919
 # Tsutsumi Jewelry Co., Ltd.                                           31,100             916,345
   Tsutsunaka Plastic Industry Co., Ltd.                                52,000             193,687
   Tsuzuki Denki Co., Ltd.                                              36,000     $       146,830
   Tsuzuki Densan Co., Ltd.                                             14,200              65,670
   TYK Corp.                                                            67,000             173,273
   U.Store Co., Ltd.                                                    37,300             325,031
   Ube Material Industries, Ltd.                                       116,000             256,713
   Uchida Yoko Co., Ltd.                                                85,000             314,859
   Ueki Corp.                                                           47,000              77,712
 # Unicafe, Inc.                                                        10,360             142,709
   Unimat Offisco Corp.                                                 32,600             402,797
 * Unitika, Ltd.                                                       756,000             856,467
   U-Shin, Ltd.                                                         32,000             173,962
   Utoc Corp.                                                           68,000             108,626
 * Valor Co., Ltd.                                                       4,000             111,318
   Vital-Net, Inc.                                                      64,800             486,358
   Wakachiku Construction Co., Ltd.                                    206,000             289,337
 # Wakamoto Pharmaceutical Co., Ltd.                                    48,000             142,517
   Wakodo Co., Ltd.                                                      4,600             157,292
   Warabeya Nichiyo Co., Ltd.                                           21,160             260,839
   Watabe Wedding Corp.                                                 11,400             212,142
   Watami Food Service Co., Ltd.                                        64,200             614,634
   Weathernews, Inc.                                                    11,900             120,672
 * Wondertable, Ltd.                                                     8,000               9,644
   Wood One Co., Ltd.                                                   86,000             735,066
   Xebio Co., Ltd.                                                      12,000             354,972
 * XNET Corp.                                                               27             114,824
   Yachiyo Musen Denki Co., Ltd.                                        16,800             105,741
   Yahagi Construction Co., Ltd.                                        59,000             202,566
 # Yaizu Suisankagaku Industry Co., Ltd.                                20,100             176,423
   Yamagata Bank, Ltd.                                                  68,000             297,854
   Yamaichi Electronics Co., Ltd.                                       24,700             243,570
   Yamamura Glass Co., Ltd.                                            189,000             406,506
   Yamatake Corp.                                                       14,300             138,937
 * Yamatane Corp.                                                      131,000             177,000
 # Yamato Corp.                                                         36,000             218,156
   Yamato International, Inc.                                           43,000             252,604
   Yamato Kogyo Co., Ltd.                                              118,000           1,342,161
   Yamaura Corp.                                                        19,000              52,356
   Yamazen Co., Ltd.                                                   140,000             346,483
   Yaoko Co., Ltd.                                                      29,000             630,351
   Yasuda Warehouse Co., Ltd.                                           61,000             308,193
   Yellow Hat, Ltd., Tokyo                                              39,600             351,617
   Yodogawa Steel Works, Ltd.                                          285,000           1,109,037
   Yokogawa Bridge Corp.                                                55,400             244,735
 # Yokohama Reito Co., Ltd.                                             63,000             409,849
   Yokowo Co., Ltd.                                                     32,300             427,381
 # Yomeishu Seizo Co., Ltd.                                             52,000             364,259
   Yomiuri Land Co., Ltd.                                              157,000             516,816
   Yondenko Corp.                                                       63,800             265,233
 # Yonekyu Corp.                                                        41,500             388,779
   Yonex Co., Ltd.                                                      33,000             250,654
 # Yorozu Corp.                                                         34,100             306,772
   Yoshimoto Kogyo Co., Ltd.                                            60,000             558,026
   Yuasa Funashoku Co., Ltd.                                            69,000             150,765
*# Yuasa Trading Co., Ltd.                                             237,000             411,591
*# Yuken Kogyo Co., Ltd.                                                60,000             135,553
   Yuki Gosei Kogyo Co., Ltd.                                           31,000              95,901
   Yukiguni Maitake Co., Ltd.                                           35,600             174,061
   Yuraku Real Estate Co., Ltd.                                         69,000             247,178
   Yurtec Corp.                                                        122,000             536,771
 # Yushin Precision Equipment Co., Ltd.                                 25,740             521,413
   Yushiro Chemical Industry Co., Ltd.                                  10,000             137,208

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Zenrin Co., Ltd.                                                     57,200     $       572,844
 # Zensho Co., Ltd.                                                     19,300             353,382
 # Zeria Pharmacetical Co., Ltd.                                        74,000             747,164
   Z-Plus Co., Ltd.                                                     13,000              42,159
 * Zuken, Inc.                                                          13,300             150,650
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $485,137,117)                                                                  427,058,780
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Japanese Yen
    (Cost $2,019,962)                                                                    2,029,277
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Kanematsu Corp. Warrants 03/31/06
    (Cost $0)                                                           20,125                   0
                                                                                   ---------------
TOTAL -- JAPAN
  (Cost $487,157,079)                                                                  429,088,057
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                     (000)
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (21.2%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
     06/01/04 (Collateralized by $6,127,000 FHLB Notes 3.375%,
     06/15/04, valued at $6,226,564) to be repurchased
     at $6,134,607 (Cost $6,134,000)                              $      6,134           6,134,000
   Repurchase Agreement, Mizuho Securities USA 1.00%, 06/01/04
     (Collateralized by $155,935,428 U.S. Treasury Strips,
     maturities ranging from 11/15/04 to 11/15/15, valued at
     $111,339,286 to be repurchased at $109,285,421
     (Cost $109,273,280)^                                              109,273         109,273,280
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (COST $602,564,359)++                                                            $   544,495,337
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $605,624,329.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
AUSTRALIA -- (30.1%)
COMMON STOCKS -- (29.6%)
 * A.I., Ltd.                                                          129,195     $        12,469
   A.P. Eagers, Ltd.                                                    25,977             126,237
   AAV, Ltd.                                                           111,200             157,040
 * ABB Grain, Ltd.                                                      13,743              68,827
 # ABC Learning Centres, Ltd.                                          197,376             471,618
 * Acclaim Exploration NL                                              435,905              16,150
 * Adacel Technologies, Ltd.                                           113,249              44,307
   ADCorp Australia, Ltd.                                              119,617              89,610
   Adelaide Bank, Ltd.                                                  37,652             225,115
   Adsteam Marine, Ltd.                                                402,319             424,840
   Adtrans Group, Ltd.                                                  29,000              76,568
 * Agenix, Ltd.                                                        267,186             143,067
 * AGT Biosciences, Ltd.                                                31,650              10,530
   AJ Lucas Group, Ltd.                                                 62,800              78,058
   Alesco Corp., Ltd.                                                   88,492             395,232
 * Alkane Exploration, Ltd.                                            185,165              36,900
 * Allegiance Mining NL                                                274,272              21,547
   Altium, Ltd.                                                        162,100              45,213
   Amalgamated Holdings, Ltd.                                          213,820             488,036
 * Amcom Telecommunications, Ltd.                                      596,711              61,915
 * Amity Oil NL                                                        222,481             104,635
 * Amrad Corp., Ltd.                                                   135,523              80,180
 * Anateus Energy, Ltd.                                                193,687              12,854
 * Anvil Mining NL                                                     343,284             110,217
   APN News & Media, Ltd.                                                    1                   3
   ARB Corporation, Ltd.                                               116,670             303,769
 * Arc Energy NL                                                       321,280             203,911
   Ariadne Australia, Ltd.                                             270,353              55,971
 * Arrow Pharmaceuticals, Ltd.                                          24,872             140,672
   Aspen Group, Ltd.                                                    16,175               1,732
 * Atlas Pacific, Ltd.                                                  82,585              11,786
 * AuIron Energy, Ltd.                                                 709,175              39,529
   Ausdrill, Ltd.                                                      118,742              50,747
 * Ausmelt, Ltd.                                                        36,118              10,314
   Auspine, Ltd.                                                        73,367             175,827
 * Austal, Ltd.                                                        356,800             282,890
 * Austar United Communications, Ltd.                                  653,105             326,369
   Austereo Group, Ltd.                                                230,927             224,062
   Austin Group, Ltd.                                                   70,265              35,058
 * Austral Coal, Ltd.                                                  373,084             148,734
   Australian Agricultural Co., Ltd.                                   344,519             294,725
*# Australian Magnesium Corp., Ltd.                                    332,383               5,906
   Australian Pharmaceutical Industries, Ltd.                          105,318             187,084
   Australian Pipeline Trust                                            96,839             182,749
 * Australian Worldwide Exploration, Ltd.                              465,421             547,629
 * Auto Group, Ltd.                                                     41,309              16,761
 # Autron Corporation, Ltd.                                            989,247             151,853
 # AV Jennings Homes, Ltd.                                             350,188             498,878
   Bank of Queensland, Ltd.                                            216,517           1,495,067
 * BayCorp Advantage, Ltd.                                             100,703             195,243
   Beach Petroleum NL                                                1,898,119             378,892
 * Beaconsfield Gold NL                                                 89,078              31,783
*# Bendigo Mining NL                                                   171,212             136,943
 * Beyond International, Ltd.                                           61,256     $        13,064
 * Biota Holdings, Ltd.                                                 97,808              40,514
   Blackmores, Ltd.                                                     27,894             179,657
 * Blina Diamonds, Ltd.                                                 13,703                   0
   Bolnisi Gold NL                                                     228,822              44,215
   Brazin, Ltd.                                                        159,875             174,427
   Bridgestone Australia, Ltd.                                          49,000              94,346
 * Broadcast Services Australia, Ltd.                                  205,703              33,685
   Burswood, Ltd.                                                      110,988             116,405
 # Cabcharge Austalia, Ltd.                                            196,800             456,438
   Campbell Brothers, Ltd.                                              88,210             405,631
   Candle Australia, Ltd.                                               65,879              74,232
 * Cape Range Wireless, Ltd.                                         1,698,199              63,895
   Capral Aluminium, Ltd.                                              139,483             238,797
   Casinos Austria International, Ltd.                                 258,299             180,565
 * CDS Technologies, Ltd.                                               35,200              50,993
   Cedar Woods Properties, Ltd.                                         50,913              56,353
 * Cellestis, Ltd.                                                     128,411             174,273
   Cellnet Telecommunications Group, Ltd.                               91,100              92,737
 * Centamin Egypt, Ltd.                                                996,437             127,927
   Centennial Coal, Ltd.                                               456,316             940,714
 # Central Equity, Ltd.                                                129,405             188,994
 * Charter Pacific Corp., Ltd.                                          72,823              21,848
 * Charters Towers Gold Mines, Ltd.                                    258,700              24,939
*# Chemeq, Ltd.                                                        120,000             493,206
 * Chiquita Brands South Pacific, Ltd.                                 162,390              74,155
 * Circadian Technologies, Ltd.                                         40,370              61,132
   Citect Corp., Ltd.                                                  109,822             101,772
 * Climax Mining, Ltd.                                                 870,299              55,274
 * Clough, Ltd.                                                        817,737             268,549
 * Clover Corp., Ltd.                                                  159,500              35,850
 * Cluff Resources Pacific NL                                          911,746              17,569
   CMI, Ltd.                                                            32,784              47,284
   Coates Hire, Ltd.                                                   112,949             268,101
   Cochlear, Ltd.                                                       15,767             230,552
   Coffey International, Ltd.                                           13,768              43,721
 # Collection House, Ltd.                                              176,200             183,592
   Colorado Group, Ltd.                                                156,248             537,250
   Commander Communications, Ltd.                                      197,200             215,938
 # Consolidated Minerals, Ltd.                                         258,222             209,613
 * Coplex Resources NL                                                 231,400              14,861
 * Corporate Express Australia, Ltd.                                    44,932             154,040
   Count Financial, Ltd.                                               299,500             175,110
   Coventry Group, Ltd.                                                 60,180             242,680
 * CPI, Ltd.                                                            68,585              32,248
 # Crane Group, Ltd.                                                    96,182             576,841
   Croesus Mining NL                                                   798,235             282,189
   Danks Holdings, Ltd.                                                 10,425              92,522
 * DCA Group, Ltd.                                                     140,312             276,213
 # Devine, Ltd.                                                        168,183              75,598
 * Dioro Exploraration NL                                              297,142              16,966
 * Dominion Mining, Ltd.                                               168,015              57,607
   Downer Group, Ltd.                                                   60,303             135,272
 * Dragon Mining NL                                                    275,761              55,095
 * Emporer Mines, Ltd.                                                 120,600              64,593

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Energy Developments, Ltd.                                           230,514     $       422,841
 * Energy World Corp., Ltd.                                            325,630               4,653
 * Environmental Solutions International, Ltd.                          67,364               5,524
   Equigold NL                                                         225,700             223,869
 * Equinox Resources, Ltd.                                             203,148              47,852
   Evans & Tate, Ltd.                                                  157,591             123,688
   Fantastic Holdings, Ltd.                                            133,100             383,113
   FKP, Ltd.                                                           197,911             379,103
   Fleetwood Corp., Ltd.                                                77,785             413,376
 * Fortescue Metals Group, Ltd.                                        107,508              33,721
   Funtastic, Ltd.                                                     188,261             295,450
   Futuris Corp., Ltd.                                                  86,595              95,780
   Gale Pacific, Ltd.                                                   60,756             117,397
   Gazal Corp., Ltd.                                                    71,177             128,309
 * Giants Reef Mining, Ltd.                                            819,928              46,289
 * Globe International, Ltd.                                           712,348             213,641
 * Gold Aura                                                             2,635                 226
 * Golden West Refining Corp., Ltd.                                     17,330               4,452
 * Goldstream Mining NL                                                105,681              29,415
   Gowing Bros., Ltd.                                                   59,479             100,141
 * Gradipore, Ltd.                                                      86,855              48,452
 * Graincorp, Ltd. Series A                                             78,059             684,428
 * Grand Hotel Group                                                   383,087             188,258
   GRD NL                                                              379,594             468,542
 # Great Southern Plantations, Ltd.                                    373,144             658,721
   Green's Foods, Ltd.                                                 129,747              89,803
   GUD Holdings, Ltd.                                                  114,428             673,452
   Gunns, Ltd.                                                          13,201             125,720
 * Gutnick Resources NL                                                 17,866               2,818
   GWA International, Ltd.                                             153,066             317,714
 * Gympie Gold, Ltd.                                                   302,445             120,861
*# Hardman Resources NL                                                497,372             569,346
   Harvey World Travel, Ltd.                                            52,100              55,089
   Health Communication Network, Ltd.                                  106,000              83,933
   Healthscope, Ltd.                                                   133,652             354,599
 * Henry Walker Eltin Group, Ltd.                                      287,948             205,715
 * Herald Resources, Ltd.                                               69,910              39,409
   HGL, Ltd.                                                            67,969              93,097
 # Hills Industries, Ltd.                                              271,884             717,792
 * Horizon Oil NL                                                      752,832              32,326
 # Housewares International, Ltd.                                      289,080             472,338
   HPAL, Ltd.                                                          193,847             200,463
 * Hutchison Telecommunications (Australia), Ltd.                    1,065,400             208,982
   IInet, Ltd.                                                         136,659             263,469
   Iluka Resources, Ltd.                                               102,672             291,138
 * Imdex, Ltd.                                                         135,662              12,627
 * Incitec Pivot, Ltd.                                                  22,546             289,683
 * Independent Practioner Network, Ltd.                              1,372,241              51,008
 # Infomedia, Ltd.                                                     598,900             362,615
   Institute of Drug Technology Australia, Ltd.                         44,372              62,467
   Integrated Group, Ltd.                                               94,900             124,621
 * Intellect Holdings, Ltd.                                            403,028              25,097
 * International All Sports, Ltd.                                       58,815              22,360
   Investor Group, Ltd.                                                110,445             220,696
   ION, Ltd.                                                           342,085             363,776
   Iress Market Technology, Ltd.                                       176,883             392,353
   IWL, Ltd.                                                           295,600              67,556
 * Ixla, Ltd.                                                           89,921               1,476
 * JDV, Ltd.                                                            84,981     $        36,409
 # Jones (David), Ltd.                                                 658,594             751,700
   Jubilee Mines NL                                                    224,549             563,604
   K&S Corp., Ltd.                                                      86,000             157,616
 * Kagara Zinc, Ltd.                                                   208,900             136,886
   Kaz Group, Ltd.                                                   1,324,705             368,384
 * Keycorp, Ltd.                                                       156,412             152,805
 * Kimberley Diamond Co. NL                                            274,068             254,106
   Kingsgate Consolidated NL                                           136,284             361,278
 * Kresta Holdings, Ltd.                                               185,695              76,905
 * Lakes Oil NL                                                      1,183,489              38,968
   Lemarne Corp., Ltd.                                                  20,790              35,627
 * Leyshon Resources, Ltd.                                             103,357              28,163
   Lighting Corp., Ltd.                                                112,500              60,212
 * LionOre Mining International, Ltd.                                   25,842             117,979
 * Lynas Gold NL                                                       433,768             114,640
 # MacArthur Coal, Ltd.                                                265,423             277,860
 * MacMahon Holdings, Ltd.                                             593,580             116,711
 * Macmin Silver, Ltd.                                                 305,531              32,752
 * Macquarie Corporate Telecommunications, Ltd.                        350,192              57,262
 * Macquarie Goodman Management, Ltd.                                   58,465             135,788
   Magellan Petroleum Australia, Ltd.                                   32,760              27,694
 * Magnesium International, Ltd.                                       656,061              26,681
   Maryborough Sugar Factory, Ltd.                                         600               2,096
 * Matrix Oil NL                                                       557,000              17,489
   MaxiTRANS Industries, Ltd.                                          266,414             133,226
 # McGuigan Simeon Wines, Ltd.                                         258,538             870,860
   McPherson's, Ltd.                                                    69,231             217,068
 * Medica Holdings, Ltd.                                                31,587              13,974
   Melbourne IT, Ltd.                                                   33,350              19,216
 * Metabolic Pharmaceuticals, Ltd.                                     700,000             435,194
*# Metal Storm, Ltd.                                                   791,640             223,809
   Mia Group, Ltd.                                                     237,000             143,508
 # Miller's Retail, Ltd.                                               478,989             485,034
 * Mincor Resources NL                                                 333,960             152,660
   Monadelphous Group, Ltd.                                             18,988              75,186
 * Mosaic Oil NL                                                       387,324              63,289
 * MPI Mines, Ltd.                                                      70,601              70,336
 * MXL, Ltd.                                                           512,804              44,020
 # MYOB, Ltd.                                                          477,320             465,744
   Namoi Cotton Cooperative, Ltd.                                      142,585              42,774
   National Can Industries, Ltd.                                        97,017             100,041
 * Norwood Abbey, Ltd.                                                 245,896             193,522
 * Novogen, Ltd.                                                        53,107             191,902
 * Novus Petroleum, Ltd.                                               288,634             406,086
   Nufarm, Ltd.                                                         66,623             282,721
*# Nylex, Ltd.                                                       1,110,199             213,502
   Oakton, Ltd.                                                         90,396              79,168
 # Oamps, Ltd.                                                         176,480             383,946
*# Orbital Engine Corp., Ltd.                                          537,358              55,547
   OrotonGroup, Ltd.                                                    76,854             146,438
 * Oxiana, Ltd.                                                        170,526             101,556
   Pacific Group, Ltd.                                                  60,747             177,468
   Pacific Hydro, Ltd.                                                 375,596             763,721
 * Palm Springs, Ltd.                                                  222,804              23,961
 * Pan Pacific Petroleum NL                                            327,800              39,684
 * Pan Pharmaceuticals, Ltd.                                           322,766             276,390
 * Panbio, Ltd.                                                         58,078              16,596
 * Payce Consolidated, Ltd.                                             18,000              32,240

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Peppercorn Management Group, Ltd.                                    12,267     $        67,159
*# Peptech, Ltd.                                                       281,015             270,882
 * Perilya Mines NL                                                    263,500             164,949
 * Perseverance Corp., Ltd.                                            917,246             174,373
 * Petsec Energy, Ltd.                                                 203,974             168,403
 * Plantcorp NL                                                          4,329                   0
   Plaspak Group, Ltd.                                                  99,965              66,978
 * PMP, Ltd.                                                           455,871             523,360
 * Polartechnics, Ltd.                                                  43,405              18,592
   Port Bouvard, Ltd.                                                  108,200              96,552
 * Port Douglas Reef Resorts, Ltd.                                     251,655              17,958
   Portman, Ltd.                                                       343,890             412,141
*# PowerTel, Ltd. Series B                                             110,422              83,398
 * Prana Biotechnology, Ltd.                                            96,941              46,144
 * Precious Metals Australia, Ltd.                                      10,606                 492
 * Preston Resources NL                                                 64,000                 594
   Primary Health Care, Ltd.                                           193,456             772,942
   Prime Television, Ltd.                                              210,595             390,632
 * Primelife Corp., Ltd.                                                85,867             111,934
 * Progen Industries, Ltd.                                              24,788              54,895
   Programmed Maintenance Service, Ltd.                                121,686             281,552
   Queensland Cotton Holdings, Ltd.                                     39,866             101,816
 * Quiktrak Networks P.L.C. Entitlement Shares                          23,875                   0
 * Quiktrak Networks, Ltd.                                             740,124                 528
   Ramsay Health Care, Ltd.                                             70,910             271,847
   Raptis Group, Ltd.                                                   12,000               4,301
   Rebel Sport, Ltd.                                                   132,283             257,724
 * Redfire Resources NL                                                859,797             110,614
   Reece Australia, Ltd.                                               159,501             933,954
 * Reinsurance Australia Corp., Ltd.                                   399,993             154,383
 * Reliance Mining, Ltd.                                                91,651              29,373
*# Resolute Mining, Ltd.                                               287,264             257,903
 * Resonance Health, Ltd.                                               29,264               2,914
   RG Capital Radio, Ltd.                                               45,370              92,670
 # Ridley Corp., Ltd.                                                  593,143             542,400
   Roberts, Ltd.                                                        10,418              55,087
 * Roc Oil Co., Ltd.                                                   273,120             299,520
   Rock Building Society, Ltd.                                          11,373              27,928
   Ross Human Directions, Ltd.                                          42,066              20,162
 * Rural Press, Ltd.                                                    38,633             207,654
   S8, Ltd.                                                             80,476              63,232
   Salmat, Ltd.                                                         66,912             166,691
   Schaffer Corp., Ltd.                                                 33,766             328,286
   SDI, Ltd.                                                            40,163             277,709
 * Sedimentary Holdings, Ltd.                                          264,237              41,334
   Select Harvests, Ltd.                                                45,548             211,355
 * Senetas Corp., Ltd.                                                 240,406              10,657
   Servcorp, Ltd.                                                      156,000             222,644
   Seven Network, Ltd.                                                  28,361             103,290
 * SFE Corp., Ltd.                                                      72,967             338,467
 * Silex System, Ltd.                                                  235,100             134,295
   Sims Group, Ltd.                                                     50,097             392,918
   Skilled Engineering, Ltd.                                           147,971             293,281
   Smorgon Steel Group, Ltd.                                           221,547             169,052
 * SMS Management & Technology, Ltd.                                   329,600              68,173
 * Solution 6 Holdings, Ltd.                                           402,138             255,462
 * Sons of Gwalia, Ltd.                                                 76,934             147,803
   Southern Cross Broadcasting (Australia), Ltd.                        33,058             254,470
*# Southern Pacific Petroleum NL                                       698,740     $       119,669
   SP Telecommunications, Ltd.                                         318,303             317,647
   SPC Ardmona, Ltd.                                                   345,724             330,499
   Spotless Group, Ltd.                                                 73,128             258,424
 * St. Barbara Mines, Ltd.                                             375,500              12,872
   Star Games, Ltd.                                                    132,410             101,078
 * Starpharma Holdings, Ltd.                                           107,300              55,835
 * Straits Resources, Ltd.                                             212,913             149,282
 * Strategic Minerals Corp. NL                                         358,100              50,983
 * Strathfield Group, Ltd.                                             336,916              34,843
 * Striker Resources NL                                                435,484              15,528
 # STW Communications Group, Ltd.                                      238,716             536,665
   Sunland Group, Ltd.                                                 349,278             257,357
   Sydney Aquarium, Ltd.                                                49,135             164,775
 * Sydney Gas, Ltd.                                                    351,119             207,711
   Symex Holdings, Ltd.                                                163,000             147,546
   Tandou, Ltd.                                                          3,410               3,858
 * Tap Oil, Ltd.                                                       269,296             280,313
   Technology One, Ltd.                                                587,800             222,027
   Tectonic Resources NL                                               155,738              32,197
 * Television & Media Services, Ltd.                                 2,000,584              42,806
 # Tempo Service, Ltd.                                                 184,359             139,480
   Thakral Holdings Group                                              948,383             439,776
   The Gribbles Group, Ltd.                                            780,300             169,674
   Ticor, Ltd.                                                         455,148             406,719
 # Timbercorp, Ltd.                                                    369,115             357,785
 * Titan Resources NL                                                  188,493              41,642
 * Tooth & Co., Ltd.                                                   153,000              16,312
   Transfield Services, Ltd.                                            75,900             279,114
   Triako Resources, Ltd.                                               25,400              27,313
   Troy Resources NL                                                    72,048             150,669
   Trust Company of Australia, Ltd.                                     41,099             219,978
*# Uecomm, Ltd.                                                        845,897             237,986
 # United Group, Ltd.                                                  170,233             600,613
   UXC, Ltd.                                                           181,293              95,676
 * VeCommerce, Ltd.                                                     13,680              12,875
*# Ventracor, Ltd.                                                     331,714             330,961
 * Victoria Petroleum NL                                               463,964               7,622
 # Villa World, Ltd.                                                   185,574             168,671
*# Village Roadshow, Ltd.                                              591,536             781,303
 * Virotec International NL                                            298,151              95,294
   Vision Systems, Ltd.                                                274,105             168,193
 * Voicenet (Australia), Ltd.                                          495,284              14,844
   Volante Group, Ltd.                                                 125,700             107,562
   Waterco, Ltd.                                                        22,304              38,343
   Watpac, Ltd.                                                        133,333              72,358
   Wattyl, Ltd.                                                        136,317             369,548
 * Webster, Ltd.                                                        33,551              15,829
   Wide Bay Capricorn Building Society, Ltd.                            26,958             127,806
 * Worley Group, Ltd.                                                   32,111              68,580
 * Yates, Ltd.                                                          60,281               1,894
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $57,070,964)                                                                    60,727,898
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Australian Dollar
    (Cost $736,097)                                                                        732,315
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
PREFERRED STOCKS -- (0.1%)
 * Southern Cross Broadcasting (Australia), Ltd. Preferred              11,744     $       100,566
 * Village Roadshow, Ltd. 2% Class A                                    55,477              53,796
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $203,293)                                                                          154,362
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Amity Oil, Ltd. Options 09/04/04                                          1                   0
 * Autron Corp., Ltd. 05/27/04                                         229,667               8,195
 * Axon Instruments, Inc. Options 01/02/07                              16,148                   0
 * Gradipore, Ltd. Options 09/01/04                                     17,371               3,967
 * Kimberley Diamond Co. NL Rights                                      34,258                   0
 * Metal Storm, Ltd. Options 08/06/04                                        1                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)                                                                                12,162
                                                                                   ---------------
TOTAL -- AUSTRALIA
  (Cost $58,010,452)                                                                    61,626,737
                                                                                   ---------------
SINGAPORE -- (25.1%)
COMMON STOCKS -- (25.1%)
 * Acma, Ltd.                                                        3,040,700             115,786
 * Airocean Group, Ltd.                                              1,649,000             334,637
 * Alliance Technology & Development, Ltd.                             156,000               9,631
   Amtek Engineering, Ltd.                                             799,625             541,544
   Apollo Enterprises, Ltd.                                            193,000              50,498
   Armstrong Industrial Corp.                                        1,460,000             132,822
   ASA Group Holdings, Ltd.                                            586,000              96,408
   Ascott Group, Ltd.                                                1,807,250             436,404
   Aussino Group, Ltd.                                                 967,000             319,279
   Benjamin (F.J.) Holdings, Ltd.                                    1,095,000             142,133
 # Beyonics Technology, Ltd.                                         1,556,640             421,182
   Blu Inc. Group, Ltd.                                                729,000             103,124
   Bonvests Holdings, Ltd.                                             825,000             220,498
   Brilliant Manufacturing, Ltd.                                     1,855,000             765,445
 * Broadway Industrial Group, Ltd.                                     461,000              72,902
   Bukit Sembawang Estates, Ltd.                                        71,334             564,216
   Central Properties, Ltd.                                             66,000           1,445,387
   Ch Offshore, Ltd.                                                   823,200             179,034
   Chemical Industries (Far East), Ltd.                                105,910              59,425
 * China Merchants Holdings Pacific, Ltd.                              652,000             208,018
*# Chip Eng Seng Corp., Ltd.                                         1,775,000             157,259
   Chosen Holdings, Ltd.                                             1,284,000             182,413
   Chuan Hup Holdings, Ltd.                                          4,385,000           1,265,685
   Chuan Soon Huat Industrial Group, Ltd.                              614,000             106,666
   CIH, Ltd.                                                           475,542             756,658
 * CK Tang, Ltd.                                                       614,000              98,701
 * Compact Metal Industries, Ltd.                                      643,000              17,122
   Courts Singapore, Ltd.                                              495,000             198,557
 * CSC Holdings, Ltd.                                                  672,000              13,785
   CSE Global, Ltd.                                                  1,262,000             438,533
   CWT Distribution, Ltd.                                              461,500             131,900
 * Eagle Brand Holdings, Ltd.                                        5,158,000             227,990
 # Eastern Asia Technology, Ltd.                                     1,676,600             299,606
*# Eastern Asia Technology, Ltd. Series A                              167,660              37,460
   Eastgate Technology, Ltd.                                           870,000              69,124
 * Econ International, Ltd.                                          2,267,000     $        59,982
   ECS Holdings, Ltd.                                                1,375,000             271,515
   Eng Wah Organisation, Ltd.                                          265,000              47,038
 * Firstlink Investments Corp., Ltd.                                   995,000             149,535
 * Freight Links Express Holdings, Ltd.                              3,368,000             189,467
   Frontline Technologies Corp., Ltd.                                3,170,000             271,534
   Fu Yu Manufacturing, Ltd.                                         1,819,000             941,851
   Fuji Offset Plates Manufacturing, Ltd.                               33,750               5,906
   GB Holdings, Ltd.                                                   200,000              95,049
 # Ges International, Ltd.                                           2,909,000           1,078,544
   GK Goh Holdings, Ltd.                                             1,494,000             693,300
   Goodpack, Ltd.                                                    1,592,000             885,491
   GP Industries, Ltd.                                               1,516,000             891,683
   Guocoland, Ltd.                                                   1,215,000             756,745
   Hiap Moh Corp., Ltd.                                                 34,874               6,170
   Ho Bee Investment, Ltd.                                             761,000             118,308
   Hong Fok Corp., Ltd.                                              1,796,000             277,318
   Hong Leong Asia, Ltd.                                             1,048,000           1,010,952
 * Horizon Education & Technologies, Ltd.                            2,054,000             145,794
   Hotel Grand Central, Ltd.                                           875,280             182,475
   Hotel Plaza, Ltd.                                                 1,189,000             389,270
   Hotel Properties, Ltd.                                            1,675,000           1,004,983
   Hour Glass, Ltd.                                                    298,000             105,807
 # HTL International Holdings, Ltd.                                  1,471,875             934,325
   Huan Hsin Holdings, Ltd.                                          1,138,400             630,678
   Hup Seng Huat, Ltd.                                                 900,200             100,790
   Hwa Hong Corp., Ltd.                                              2,488,000             679,683
 # IDT Holdings, Ltd.                                                  718,000             900,025
 * Inno-Pacific Holdings, Ltd.                                         680,000              10,080
 # Innovalues Precision, Ltd.                                          520,000             218,643
   International Factors (Singapore), Ltd.                             290,000              89,154
 * Internet Technology Group, Ltd.                                     874,408              25,730
 * Interra Resources, Ltd.                                             185,430              20,753
 * Intraco, Ltd.                                                       292,500              68,893
   Isetan (Singapore), Ltd.                                            122,500             206,375
 # Jaya Holdings, Ltd.                                               2,733,000           1,325,520
   JK Yaming International, Ltd.                                       907,000             204,794
   Jurong Cement, Ltd.                                                 132,500              71,057
   Jurong Engineering, Ltd.                                            137,000             193,611
 # Jurong Technologies Industrial Corp., Ltd.                        1,446,000           1,187,135
 * K1 Ventures, Ltd.                                                 5,340,500             818,256
   Keppel Telecommunications and Transportation, Ltd.                2,058,000             971,475
   Khong Guan Flour Milling, Ltd.                                       19,000              18,133
   Kian Ann Engineering, Ltd.                                          868,000              97,405
   Kian Ho Bearings, Ltd.                                              521,000              58,568
   Koh Brothers, Ltd.                                                1,494,000              87,616
 * L & M Group Investments, Ltd.                                     7,107,100              62,682
   Labroy Marine, Ltd.                                               3,343,000             923,029
 * Lantrovision (S), Ltd.                                            1,117,500              65,987
   Lee Kim Tah Holdings, Ltd.                                        1,600,000             231,517
 * Leong Hin Holdings, Ltd.                                            526,000              38,587
 * Liang Huat Aluminum, Ltd.                                         1,477,000              43,810
 * Lion Asiapac, Ltd.                                                  473,000              36,497
   Low Keng Huat Singapore, Ltd.                                       372,000              94,293
   Lum Chang Holdings, Ltd.                                          1,134,030             141,690
 # Magnecomp International, Ltd.                                       931,000             293,955
 * Manufacturing Integration Technology, Ltd.                          588,000              66,178

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

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   MCL Land, Ltd.                                                    1,427,000     $     1,150,612
 * Mediaring.Com, Ltd.                                               3,410,000             300,644
   Metro Holdings, Ltd.                                              2,256,960             651,732
   MMI Holdings, Ltd.                                                1,994,000             351,954
   Multi-Chem, Ltd.                                                  1,263,000             238,193
   Nera Telecommunications, Ltd.                                     1,450,000             456,345
   New Toyo Intenational Holdings, Ltd.                              1,043,000             365,915
   Norelco Centreline Holdings, Ltd.                                   941,000             642,079
 * Orchard Parade Holdings, Ltd.                                     1,084,022             257,920
 # Osim International, Ltd.                                          1,638,000           1,044,311
   Ossia International, Ltd.                                           708,000              79,706
   Pan-United Corp., Ltd.                                            2,193,000             469,936
 * Pan-United Marine, Ltd.                                           1,096,500             193,415
   PCI, Ltd.                                                           734,000             328,371
   Pentex-Schweizer Circuits, Ltd.                                   1,240,000             218,625
   Pertama Holdings, Ltd.                                              459,750              77,112
   Popular Holdings, Ltd.                                            1,813,000             494,493
 # PSC Corp., Ltd.                                                   4,088,000             276,698
   Qian Hu Corp., Ltd.                                                 408,200             150,371
   Robinson & Co., Ltd.                                                284,832             962,380
   Rotary Engineering, Ltd.                                          1,624,000             473,532
 * San Teh, Ltd.                                                       838,406             236,230
   SBS Transit, Ltd.                                                 1,011,000             892,027
   Sea View Hotel, Ltd.                                                 66,000             161,799
 * Seatown Corp., Ltd.                                                 101,000               1,782
   Sembawang Kimtrans, Ltd.                                          1,295,000             114,613
   Sin Soon Huat, Ltd.                                               1,307,000              50,004
   Sing Investments & Finance, Ltd.                                     94,500              92,116
 # Singapore Food Industries, Ltd.                                   1,707,000             812,794
   Singapore Reinsurance Corp., Ltd                                  1,540,935             231,742
 * Singapore Shipping Corp., Ltd.                                    1,930,000             334,985
   Singapura Finance, Ltd.                                             139,250             111,499
   SMB United, Ltd.                                                  2,010,000             216,110
   SNP Corp., Ltd.                                                     466,495             274,687
 * SP Corp., Ltd.                                                      454,000              18,530
   Ssangyong Cement (Singapore), Ltd.                                  236,000             143,142
   Stamford Land Corp., Ltd.                                         3,229,000             437,337
   Straits Trading Co., Ltd.                                         1,117,200           1,241,084
 * Sunright, Ltd.                                                      378,000              91,926
   Superbowl Holdings, Ltd.                                            490,000              67,705
   Superior Metal Printing, Ltd.                                       490,500              58,930
 * Thakral Corp., Ltd.                                               6,028,000             514,313
   Tiong Woon Corp. Holding, Ltd.                                      906,000             199,886
 * Transmarco, Ltd.                                                    106,500              60,359
   Trek 2000 International, Ltd.                                     1,004,000             346,459
   TSM Resources, Ltd.                                               1,502,000             301,163
*# TT International, Ltd.                                            1,758,000             315,562
 * Tuan Sing Holdings, Ltd.                                          3,362,000             176,912
 * Ultro Technologies, Ltd.                                            530,000              43,883
 # Unisteel Technology, Ltd.                                           974,000             698,596
   United Engineers, Ltd.                                              846,666             772,988
   United Overseas Insurance, Ltd.                                     125,500             258,235
   United Pulp & Paper Co., Ltd.                                       354,000              99,991
   UOB-Kay Hian Holdings, Ltd.                                       1,602,000             919,393
   Vicom, Ltd.                                                         120,000              66,202
   WBL Corp., Ltd.                                                     647,000           1,165,218
 * Xpress Holdings, Ltd.                                             1,392,000              48,820
 * Yongnam Holdi                                                     1,004,000              11,877
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $57,015,596)                                                                    51,488,716
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
    (Cost $52,992)                                                                 $        53,455
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
    (Cost $0)                                                          236,300                 695
                                                                                   ---------------
TOTAL -- SINGAPORE
  (Cost $57,068,588)                                                                    51,542,866
                                                                                   ---------------
HONG KONG -- (24.5%)
COMMON STOCKS -- (24.5%)
 * 139 Holdings, Ltd.                                                6,200,000              19,761
   ABC Communications (Holdings), Ltd.                                 930,000              52,479
   Aeon Credit Service (Asia) Co., Ltd.                                740,000             445,749
   ALCO Holdings, Ltd.                                                 740,000             199,247
 * Allan International Holdings, Ltd.                                  592,000             103,420
 * Allied Group, Ltd.                                                5,592,000             459,039
 * Allied Properties, Ltd.                                             802,600             321,536
 * Anex International Holdings, Ltd.                                   152,000               2,229
 * Applied International Holdings, Ltd.                              1,243,000              17,379
 * APT Satellite Holdings, Ltd.                                        599,000             134,049
 * Artel Solutions Group Holdings, Ltd.                              2,315,000              86,925
   Arts Optical International Holdings, Ltd.                           468,000             149,973
   Asia Aluminum Holdings, Ltd.                                        196,000              21,384
 * Asia Commercial Holdings, Ltd.                                       72,800               4,022
   Asia Financial Holdings, Ltd.                                     1,976,908             438,955
 * Asia Logistics Technologies, Ltd.                                 2,214,000               6,286
   Asia Satellite Telecommunications Holdings, Ltd.                     42,500              66,271
 * Asia Standard International Group, Ltd.                           6,780,000             252,465
 * Asia Tele-Net & Technology Corp., Ltd.                              521,000              15,590
   Associated International Hotels, Ltd.                               898,000             707,172
   Automated Systems Holdings, Ltd.                                    340,000              58,738
   Baltrans Holdings, Ltd.                                             376,000             104,876
 * Beijing Development (Hong Kong), Ltd.                               166,000              27,878
 * Bossini International Holdings, Ltd.                                900,750             131,780
   Bright International Group, Ltd.                                    710,000              77,333
   Cafe de Coral Holdings, Ltd.                                         90,000              83,145
 * Capital Prosper, Ltd.                                               480,000               2,615
 * Capital Strategic Investment, Ltd.                                  122,000               3,176
 * Cash Financial Services Group, Ltd.                                  27,018               1,059
 * Casil Telecommunications Holdings, Ltd.                           1,420,000              71,906
 * Catic International Holdings, Ltd.                                5,332,000              96,515
   CCT Telecom Holdings, Ltd.                                          472,970              63,003
 * CEC International Holdings, Ltd.                                    210,000               4,048
 * Celestial Asia Securities Holdings, Ltd.                            426,036              26,818
 * Central China Enterprises, Ltd.                                      21,040               7,503
 # Champion Technology Holdings, Ltd.                                1,329,386             213,192
   Chaoda Modern Agriculture (Holdings), Ltd.                          364,000             112,305
   Chen Hsong Holdings, Ltd.                                         1,210,000             713,806
   Cheuk Nang (Holdings), Ltd.                                         112,501              31,659
 * Cheung Tai Hong Holdings, Ltd.                                      100,920               3,689
   Chevalier International Holdings, Ltd                               441,482             265,753

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Chevalier Itech Holdings, Ltd.                                      355,250     $        41,938
 * China Aerospace International Holdings, Ltd.                      3,384,000             201,727
 * China Bio-Medical Group Limited                                     415,000               7,987
 * China City Natural Gas Holdings, Ltd.                            10,488,000              28,200
 * China Digicontent Co., Ltd.                                       2,710,000               3,477
 * China Everbright International, Ltd.                              3,945,000             209,780
 * China Everbright Technology, Ltd.                                 3,244,000             133,243
 * China Gas Holdings, Ltd.                                          2,026,000             156,267
   China Hong-Kong Photo Products Holdings, Ltd.                     1,909,000             117,648
 # China Insurance International Holdings Co., Ltd.                    198,000              93,954
 * China Investments Holdings, Ltd.                                    210,000               4,527
 * China Motion Telecom International, Ltd.                            257,000              16,398
   China Motor Bus Co., Ltd.                                            74,000             467,708
 * China Nan Feng Group, Ltd.                                           28,800                 240
   China National Aviation Co., Ltd.                                   278,000              47,747
   China Online (Bermuda), Ltd.                                        423,200              54,098
   China Pharmaceutical Enterprise and Investment Corp., Ltd.          206,000              62,154
   China Rare Earth Holdings, Ltd.                                   1,180,000             158,898
   China Resources Land, Ltd.                                        2,658,000             353,609
   China Resources Logic, Ltd.                                       3,796,000             428,176
 * China Rich Holdings, Ltd.                                         3,380,000              17,625
 * China Sci-Tech Holdings, Ltd.                                     2,786,000               7,138
 * China Star Entertainment, Ltd.                                      440,292              44,599
 * China Strategic Holdings, Ltd.                                    1,368,500              82,400
 # China Travel International Investment, Ltd.                         624,000             109,640
   Chinney Investments, Ltd.                                         1,144,000              84,818
   Chow Sang Sang Holdings International, Ltd.                         721,400             222,033
   Chuangs China Investments, Ltd.                                   1,347,000              61,292
 * Chuang's Consortium International, Ltd.                           1,858,884             108,654
   Chun Wo Holdings, Ltd.                                            1,671,917             173,552
   Chung Tai Printing Holdings, Ltd.                                   548,000              87,842
 * CITIC 21CN Co., Ltd.                                                178,000              19,631
 * CITIC Resources Holdings, Ltd.                                      492,000              57,559
   City e Solutions, Ltd.                                              186,000              19,989
 # City Telecom (H.K.), Ltd.                                         1,070,000             202,454
 * Clear Media, Ltd.                                                    75,000              66,357
 * Climax International Co., Ltd.                                      296,000               1,060
   CNPC (Hong Kong), Ltd.                                              640,000              82,944
 * CNT Group, Ltd.                                                   3,078,000              96,705
 * Coastal Greenland, Ltd.                                           2,440,000              51,308
 * Compass Pacific Holdings, Ltd.                                      624,000              19,867
 * Computer & Technologies Holdings, Ltd.                              432,000              77,595
   Continental Holdings, Ltd.                                           98,825               9,194
   Continental Mariner Investment Co., Ltd.                          1,328,000             232,635
 * COSCO International Holdings, Ltd.                                2,573,600             353,718
 # Coslight Technology International Group, Ltd.                       626,000             224,919
 * Cosmos Machinery Enterprises, Ltd.                                1,024,000              44,672
 * Crocodile Garments, Ltd.                                          1,539,000              51,164
   Cross Harbour Tunnel Co., Ltd.                                      381,725             197,382
*# Culturecom Holdings, Ltd.                                         3,767,000             219,589
 * Dah Hwa International Holdings, Ltd.                              1,062,000     $        21,429
 * Dan Form Holdings Co., Ltd.                                       2,386,600              92,741
   Daqing Petroleum & Chemical Group, Ltd.                           1,375,000              74,216
   Dickson Concepts International, Ltd.                                453,000             401,469
   Digital China Holdings, Ltd.                                      1,416,000             408,522
 * DVN Holdings, Ltd.                                                  744,490             200,403
 * Dynamic Global Holdings, Ltd.                                     3,522,000              35,443
   Dynamic Holdings, Ltd.                                              244,000              27,717
 * Easyknit International Holdings, Ltd.                               282,860               3,612
*# Eforce Holdings, Ltd.                                             2,620,000              67,232
   Egana Jewelry and Pearls                                            331,789              63,794
 # Eganagoldfeil Holdings Ltd                                        2,017,235             403,833
   Elec & Eltek International Holdings, Ltd.                         3,078,790             553,728
 * Emperor International Holdings, Ltd.                                 90,436              46,519
 * e-New Media Co., Ltd.                                               320,000               8,793
 * eSun Holdings, Ltd.                                                 653,600              25,881
 * Extrawell Pharmaceutical Holdings, Ltd.                           3,220,000             118,260
 * Ezcom Holdings, Ltd.                                                 72,576               3,243
 * Fairwood Holdings, Ltd.                                              42,600               8,654
 # Far East Consortium International, Ltd.                           1,914,086             316,684
 * Far East Hotels & Entertainment, Ltd.                             1,853,000              73,443
   Far East Pharmaceutical Technology Co., Ltd.                      3,216,000             370,861
   First Sign International Holdings, Ltd.                           1,424,000              50,365
   Fong's Industries Co., Ltd.                                          74,000              60,243
 * Forefront International Holdings, Ltd.                              658,000              48,122
 * Fortuna International Holdings, Ltd.                              9,344,000              16,744
 * Foundation Group, Ltd.                                               83,800               1,083
 * Founder Holdings, Ltd.                                            1,854,000             201,747
   Fountain Set Holdings, Ltd.                                         134,000              98,031
   Four Seas Frozen Food Holdings, Ltd.                                347,184              54,738
   Four Seas Mercantile Holdings, Ltd.                                 592,000             212,679
 * Fujian Holdings, Ltd.                                               237,800               5,480
   Fujikon Industrial Holdings, Ltd.                                   532,000              67,965
 * Fushan Holdings, Ltd.                                             2,566,000              97,112
 * GeoMaxima Energy Holdings, Ltd.                                   5,810,000              86,039
   Global China Group Holdings, Ltd.                                 3,022,000             170,485
   Global Green Tech Group, Ltd.                                     1,336,000             116,557
 * Global Tech (Holdings), Ltd.                                      5,612,000              61,329
   Glorious Sun Enterprises, Ltd.                                    1,650,000             486,839
   Gold Peak Industries (Holdings), Ltd.                             1,059,250             312,469
 * Goldbond Group Holdings, Ltd. New                                 2,609,500              46,919
   Golden Resources Development International, Ltd.                  1,456,500              62,654
 * Gold-Face Holdings, Ltd.                                          2,003,600             138,819
   Goldlion Holdings, Ltd.                                           1,438,000             110,570
   Golik Holdings, Ltd.                                                930,500              38,197
   Good Fellow Group, Ltd.                                           3,488,000             158,875
 * Gorient Holdings, Ltd.                                                7,370                 101
 * Great Wall Cybertech, Ltd.                                       15,795,170              20,266
   Group Sense (International), Ltd.                                 2,062,000             222,090
   Guangdong Brewery Holdings, Ltd.                                  2,212,000             502,623
 * Guangnan Holdings, Ltd.                                          14,216,000             218,787
   Guangzhou Investment Co., Ltd.                                    1,070,000              96,552
 * Guo Xin Group, Ltd.                                               3,640,000              42,383
 * Guorun Holdings Ltd                                                 230,000              20,979
   GZI Transport, Ltd.                                               1,820,000             513,512

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Hang Fung Gold Technology, Ltd.                                     762,000     $       125,921
   Hang Ten Group Holdings, Ltd.                                       585,039                 900
   Hanny Holdings, Ltd.                                                186,658              74,426
 * Hansom Eastern Holdings, Ltd.                                     3,473,235              24,360
   Harbour Centre Development, Ltd.                                    517,000             511,010
   Harbour Ring International Holdings, Ltd.                           636,000              57,889
 * Hen Fung Holdings, Ltd.                                           1,740,000              33,600
   Henderson China Holdings, Ltd.                                      815,000             391,895
   Hengan International Group Co., Ltd.                                 98,000              57,373
   High Fashion International, Ltd.                                    268,000              39,913
 * HKR International, Ltd.                                           1,884,860             568,172
 * Hon Kwok Land Investment Co., Ltd                                   572,535             104,432
   Hong Kong Catering Management, Ltd.                                 512,000              56,029
 * Hong Kong Construction Holdings, Ltd.                               970,000              59,028
   Hong Kong Ferry (Holdings) Co., Ltd.                                671,300             667,260
 * Hong Kong Parkview Group, Ltd.                                    1,130,000              72,493
 * Hong Kong Pharmaceuticals Holdings, Ltd.                          1,834,000              55,062
   Hongkong Chinese, Ltd.                                            2,126,000             272,285
 * Hop Hing Holdings, Ltd.                                             660,265              25,415
   Hopson Development Holdings, Ltd.                                 1,246,000             320,370
 * Hsin Chong Construction Group, Ltd.                               1,569,658              69,431
 * Huabao International Holdings, Ltd.                                  19,300               3,226
 * Hualing Holdings, Ltd.                                            1,344,000              39,410
   Hung Hing Printing Group, Ltd.                                       34,000              25,504
 * Hycomm Wireless, Ltd.                                             4,709,000              51,497
   I-Cable Communications, Ltd.                                        191,000              73,386
 * I-China Holdings, Ltd.                                            3,757,566               8,196
   IDT International, Ltd.                                           4,028,486             919,340
 * Imagi International Holdings, Ltd.                                  137,400              24,612
 * Innomaxx Biotechnology Group, Ltd.                                3,050,000              62,868
 * Interchina Holdings Co., Ltd.                                     8,130,000             217,994
 * Inworld Group, Ltd.                                                   2,036                  12
 * ITC Corp., Ltd.                                                     466,157              19,204
   JCG Holdings, Ltd.                                                   84,000              60,215
 * Junefield Department Store Group, Ltd.                              256,000               3,365
   K Wah International Holdings, Ltd.                                3,009,831             478,552
   K. Wah Construction Materials, Ltd.                               2,404,949             215,981
 * Kader Holdings Co., Ltd.                                            545,600              10,565
   Karrie International Holdings, Ltd.                                 488,000             126,823
   Keck Seng Investments (Hong Kong), Ltd.                             858,600             142,917
   Kee-Shing Holdings Co., Ltd.                                        886,000              71,487
   Kin Yat Hldgs                                                       586,000              84,973
 * King Fook Holdings, Ltd.                                          1,000,000              51,187
 * King Pacific International Holdings, Ltd.                         1,404,200              21,980
   Kingdee International Software Group Co., Ltd.                      638,000             216,636
   Kingmaker Footwear Holdings, Ltd.                                 1,058,750             383,203
 * Kong Sun Holdings, Ltd.                                           2,198,000               6,750
   Kowloon Development Co., Ltd.                                       604,000             484,848
 * KPI Co., Ltd.                                                       264,000               3,328
   KTP Holdings, Ltd.                                                  560,400              53,883
 * Kwong Sang Hong International, Ltd.                               1,434,000             123,220
   Kwoon Chung Bus Holdings, Ltd.                                      556,000              80,830
 * Lai Sun Development Co., Ltd.                                     7,592,000             149,482
 * Lai Sun Garment (International), Ltd.                             2,325,000     $        90,985
   Lam Soon (Hong Kong), Ltd.                                          302,310              99,761
 * Le Saunda Holdings, Ltd.                                            236,000              13,195
 * Leadership Publishing Group, Ltd.                                   250,511               2,114
 * Leading Spirit High-Tech Holdings Co., Ltd.                       2,310,000               2,964
   Lerado Group (Holding) Co., Ltd.                                  1,048,000             184,290
 * LifeTec Group, Ltd.                                               1,383,000              30,515
 * Lippo, Ltd.                                                       1,074,760             263,972
   Liu Chong Hing Bank, Ltd.                                            73,000              92,202
   Liu Chong Hing Investment, Ltd.                                     635,200             401,039
   Luk Fook Holdings (International), Ltd.                             690,000             110,570
   Luks Industrial Group, Ltd.                                         645,555             104,231
   Lung Kee (Bermuda) Holdings, Ltd.                                 1,071,875             456,142
 * MACRO-LINK International Holdings, Ltd.                           1,036,250              29,360
 * Mae Holdings, Ltd.                                                2,220,000               4,006
 * Magnificent Estates, Ltd.                                         8,368,000              59,281
 * Magnum International Holdings, Ltd.                                 300,000               3,849
   Mainland Headwear Holdings, Ltd.                                    410,000             131,396
 * Mansion House Group, Ltd.                                         1,820,000              70,741
   Matrix Holdings, Ltd.                                               402,000              90,058
 * Mei Ah Entertainment Group, Ltd.                                  1,142,000              39,767
   Melbourne Enterprises, Ltd.                                          45,500             175,137
   Midas International Holdings, Ltd.                                  774,000              55,565
   Midland Realty (Holding), Ltd.                                    1,110,000             263,766
 * Millennium Group, Ltd.                                            1,392,000              19,370
 * Min Xin Holdings, Ltd.                                              753,200             126,666
   Miramar Hotel & Investment Co., Ltd.                                 84,000              79,508
 * Morning Star Resources, Ltd.                                      1,845,000              13,087
   Moulin International Holdings, Ltd.                                 699,274             441,817
   Nanyang Holdings, Ltd.                                              137,500             133,405
 * National Electronics Holdings, Ltd.                               2,156,000              70,526
 * New China Merchants Dichain                                       7,160,000              99,199
   New Island Printing Holdings, Ltd.                                  176,000              15,356
 * New World China Land, Ltd.                                          222,000              53,483
 * New World Cyberbase, Ltd.                                            25,220                  94
 * New World TMT, Ltd.                                               1,380,600             145,651
   Newocean Green Energy Holdings, Ltd.                              3,931,200              69,054
 * Next Media, Ltd.                                                    220,000              74,810
   Ngai Lik Industrial Holdings, Ltd.                                1,556,000             604,212
*# Onfem Holdings, Ltd.                                              1,266,000              97,211
   Orient Power Holdings, Ltd.                                         804,000             106,200
 * Oriental Metals, Ltd.                                               711,780             233,907
   Oriental Press Group, Ltd.                                          230,000              78,972
   Oriental Watch Holdings, Ltd.                                       398,000              72,420
 # Pacific Andes International Holdings, Ltd.                        1,172,000             193,923
 # Pacific Century Insurance Holdings, Ltd.                          1,272,000             480,613
 * Pacific Plywood Holdings, Ltd.                                    4,430,000              23,975
   Paul Y. ITC Construction Holdings, Ltd.                           2,262,856             189,243
   Peace Mark Holdings, Ltd.                                         1,120,514             215,741
   Pegasus International Holdings, Ltd.                                226,000              34,499
   Perfectech International Holdings, Ltd.                             571,450              58,726
   Pico Far East Holdings, Ltd.                                      1,190,000              77,934
   Playmates Holdings, Ltd.                                          2,223,000             288,430

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Pokfulam Development Co., Ltd.                                      234,000     $        73,461
 * Poly Investments Holdings, Ltd.                                   2,670,000              62,709
   Prime Success International Group, Ltd.                           2,366,000             135,395
 # Proview International Holdings, Ltd.                                944,000             217,885
*# QPL International Holdings, Ltd.                                  1,191,000             296,222
   Quality Healthcare Asia, Ltd.                                       133,800              30,815
 * Rainbow International Holdings, Ltd.                                  2,036                  20
   Raymond Industrial, Ltd.                                            605,400             213,396
*# Regal Hotels International Holdings, Ltd.                        11,656,000             361,078
 * Rexcapital International Holdings, Ltd.                           1,272,905              14,487
 * Riche Multi-Media Holdings, Ltd.                                    706,000             296,726
 * Rivera Holdings, Ltd.                                             3,620,000             116,128
 * Riverhill Holdings, Ltd.                                              2,036                  28
   Road King Infrastructure, Ltd.                                      449,000             331,137
 * Roadshow Holdings, Ltd.                                           1,456,000             143,628
   S.A.S.Dragon Holdings, Ltd.                                       1,696,000             199,825
   SA SA International Holdings, Ltd.                                1,872,000             694,145
   Safety Godown Co., Ltd.                                             408,000             146,576
   Saint Honore Holdings, Ltd.                                         128,000              22,909
 * San Miguel Brewery Hong Kong, Ltd.                                  612,800             130,474
   SCMP Group, Ltd.                                                    224,000              89,701
   Sea Holdings, Ltd.                                                  832,000             203,593
 * Seapower Resources International, Ltd.                              151,680               1,741
 * SEEC Media Group, Ltd.                                            2,550,000             158,831
   Shanghai Allied Cement, Ltd.                                      1,152,080              75,647
 * Shanghai Century Holdings, Ltd.                                   7,142,000             130,259
 * Shanghai Land Holdings, Ltd.                                      1,464,000              64,805
 # Shanghai Real Estates, Ltd.                                       2,234,000             177,317
   Shaw Brothers Hong Kong, Ltd.                                       134,000             130,666
   Shell Electric Manufacturing (Holdings) Co., Ltd.                   730,792             164,875
   Shenyin Wanguo (Hong Kong), Ltd.                                    847,500              90,002
   Shenzhen International Holdings, Ltd.                             1,682,500              59,410
   Shougang Concord Century Holdings, Ltd.                           1,676,000             184,717
 * Shougang Concord Grand (Group), Ltd.                              1,701,000             125,867
 * Shougang Concord International Enterprises Co., Ltd.              4,166,000             205,313
 * Shougang Concord Technology Holdings, Ltd.                        2,639,809             219,242
 * Shui On Construction & Materials, Ltd.                              468,000             404,987
 * Shun Ho Resources Holdings, Ltd.                                    483,000              20,451
 * Shun Ho Technology Holdings, Ltd.                                 1,037,452              45,660
   Silver Grant International Industries, Ltd.                       2,087,000             433,257
 * Sincere Co., Ltd.                                                   505,500              24,245
 # Singamas Container Holdings, Ltd.                                   838,000             429,203
   Sino Golf Holdings, Ltd.                                            438,000              80,335
 * Sinocan Holdings, Ltd.                                              350,000               1,751
 * Sino-I.com, Ltd.                                                 19,383,158             359,196
   Sinolink Worldwide Holdings, Ltd.                                 3,933,600             458,712
   Sinopec Kantons Holdings, Ltd.                                    1,638,000             220,595
 * Skynet (International Group) Holdings, Ltd.                         244,240                 313
   SNP Leefung Holdings, Ltd.                                          144,000              22,182
 * Softbank Investment International (Strategic), Ltd.               7,398,000     $        98,715
 * Solartech International Holdings, Ltd.                               49,600               2,058
   South China Brokerage Co., Ltd.                                   4,872,000              30,161
   South China Industries, Ltd.                                      1,124,000              64,018
   Southeast Asia Properties & Finance, Ltd.                           263,538              37,052
   Starlight International Holdings, Ltd. (New)                      1,311,292             185,598
   Starlite Holdings, Ltd.                                             694,000              74,741
 * Stelux Holdings International, Ltd.                               1,307,702              46,509
 * Styland Holdings, Ltd.                                              101,808                 327
   Sun Hing Vision Group Holdings, Ltd.                                358,000             159,326
   Sun Hung Kai & Co., Ltd.                                          2,048,600             481,464
 * Sun Innovation Holdings, Ltd.                                     1,420,360               3,271
 * Sun Media Group Holdings, Ltd.                                    9,814,000              35,140
 * Sunday Communications, Ltd.                                       4,441,000             282,279
   Sunway International Holdings, Ltd.                                 866,000              30,261
 * Suwa International Holdings, Ltd.                                 1,062,000              26,498
 * Tack Hsin Holdings, Ltd.                                            542,000               9,385
   Tai Cheung Holdings, Ltd.                                         1,013,000             370,839
   Tai Fook Securities Group, Ltd.                                     590,000              91,633
   Tai Sang Land Development, Ltd.                                     471,984             122,455
   Tak Shun Technology Group, Ltd.                                   2,088,000              82,991
   Tak Sing Alliance Holdings, Ltd.                                  2,909,865             100,609
 # Tan Chong International, Ltd.                                       666,000             128,033
   TCC International Holdings, Ltd.                                  1,124,000             195,914
 * Technology Venture Holdings, Ltd.                                   586,000              16,665
 * Termbray Industries International (Holdings), Ltd.                2,304,900             124,269
   Tern Properties Co., Ltd.                                            61,200              12,564
 * The Sun's Group, Ltd.                                            17,004,000              21,817
 * Tian An China Investments Co., Ltd.                               1,238,275             294,659
   Tian Teck Land, Ltd.                                              1,098,000             315,996
 # Tianjin Development Holdings, Ltd.                                1,118,000             387,626
 * Titan Petrochemicals Group, Ltd.                                    640,000              44,324
 * Tomorrow International Holdings, Ltd. New                           165,000              21,276
   Tonic Industries Holdings., Ltd.                                    920,000              49,443
   Top Form International, Ltd.                                      1,586,000             243,591
 * Tristate Holdings, Ltd.                                             138,000              23,903
   Truly International Holdings, Ltd.                                   66,000              90,963
   Tungtex (Holdings) Co., Ltd.                                        788,000             293,403
 * Tysan Holdings, Ltd.                                              1,040,773              40,643
 * U-Cyber Technology Holdings, Ltd.                                   432,800               8,226
 * United Power Investment, Ltd.                                     1,664,000              32,486
 * Universal Holdings Ltd                                            2,770,000              22,738
 * Universe International Holdings, Ltd.                               573,339               4,777
   U-Right International Holdings, Ltd.                              2,040,000              91,598
   USI Holdings, Ltd.                                                  928,999             113,098
 # Van Shung Chong Holdings, Ltd.                                      359,335              66,364
 * Vanda Systems & Communications Holdings, Ltd.                     2,534,000             148,934
 # Varitronix International, Ltd.                                      507,344             500,751
   Veeko International Holdings, Ltd.                                1,420,000              32,795
   Victory City International Holdings, Ltd.                           839,768             328,303
   Vitasoy International Holdings, Ltd.                              1,423,000             325,008
 * Wah Ha Realty Co., Ltd.                                             278,600              42,538
 * Wah Nam International                                                38,696                 853
   Wai Kee Holdings, Ltd.                                            1,265,738             214,928

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Wang ON Group Ltd New                                                47,897     $         5,836
   Wellnet Holdings, Ltd.                                            2,059,200              97,721
 * Winfoong International, Ltd.                                      1,210,000              32,527
   Wing On Co. International, Ltd.                                     565,000             579,375
   Wing Shan International, Ltd.                                       896,000              46,593
 * Winsan China Investment Group, Ltd.                               1,296,000              49,585
   Wong's International (Holdings), Ltd.                               737,641              89,850
 * Wonson International Holdings, Ltd.                               4,040,000              10,342
   World Houseware (Holdings), Ltd.                                    605,700              23,691
*# Xinao Gas Holdings, Ltd.                                          1,094,000             515,681
   Y. T. Realty Group, Ltd.                                            965,000              57,287
   Yangtzekiang Garment Manufacturing Co., Ltd.                        405,000              75,657
 * Yanion International Holdings, Ltd.                                 118,000               8,898
 * Yaohan International Holdings, Ltd.                                 974,000                   0
 * Yau Lee Holdings, Ltd.                                              534,000              26,338
   YGM Trading, Ltd.                                                   228,000             134,437
   Yip's Chemical Holdings, Ltd.                                       674,000             136,687
   Yugang International, Ltd.                                       11,916,000             113,072
 * Yunnan Enterprises Holdings, Ltd.                                   240,000              12,284
 * Zhu Kuan Development Co., Ltd.                                      646,000              32,633
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $74,974,804)                                                                    50,256,573
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
    (Cost $23,294)                                                                          23,293
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment, Ltd.
     Warrants 05/31/06                                                 124,800                   0
 * Easyknit International Holdings, Ltd. Rights 06/07/04               141,430                   0
 * Quality Healthcare Asia, Ltd. Warrants 01/12/04                      26,760                 755
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                    755
                                                                                   ---------------
TOTAL -- HONG KONG
  (Cost $74,998,098)                                                                    50,280,621
                                                                                   ---------------
NEW ZEALAND -- (9.1%)
COMMON STOCKS -- (9.1%)
 * AFFCO Holdings, Ltd.                                              1,935,950             304,360
   Cavalier Corp., Ltd.                                                283,674             849,900
   CDL Hotels NZ, Ltd.                                               1,387,344             357,407
   CDL Investments NZ, Ltd.                                            306,025              53,840
   Colonial Motor Co., Ltd.                                            126,795             232,638
 * Cue Energy Resources NL                                             452,354              20,168
   DB Breweries, Ltd.                                                  312,589           1,591,228
   Ebos Group, Ltd.                                                    112,108             235,719
 * Evergreen Forests, Ltd.                                             323,301              81,670
   Hallenstein Glassons Holdings, Ltd.                                 241,638             447,449
   Hellaby Holdings, Ltd.                                              201,679             635,846
   Horizon Energy Distribution, Ltd.                                    40,420              99,159
 * Kingsgate International Corp., Ltd.                                 479,679              93,136
   Met Lifecare, Ltd.                                                  270,895             382,388
   Michael Hill International, Ltd.                                    156,746             566,477
 * New Zealand Oil & Gas, Ltd.                                         584,872     $       263,674
   New Zealand Refining Co., Ltd.                                       84,779           1,014,305
 * New Zealand Rural Properties, Ltd.                                   38,372                   0
   Northland Port Corp. (New Zealand), Ltd.                            219,997             378,068
   Nuplex Industries, Ltd.                                             271,267             863,175
 * Pacific Retail Group, Ltd.                                          194,156             268,890
   Port of Tauranga, Ltd.                                              541,952           1,734,911
   Powerco, Ltd.                                                       804,832           1,076,673
 * Provenco Group, Ltd.                                                281,600             127,390
   Pyne Gould Guinness, Ltd.                                           229,634             226,070
   Restaurant Brand New Zealand, Ltd.                                  369,175             282,949
 * Richina Pacific, Ltd.                                               309,644              77,754
 * Rubicon, Ltd.                                                       995,760             519,144
   Ryman Healthcare Group, Ltd.                                        415,999             652,837
   Sanford, Ltd.                                                       418,047           1,273,833
   Scott Technology, Ltd.                                               60,842             123,018
 * Seafresh Fisheries                                                   80,520               1,417
 * Sky City Leisure, Ltd.                                               15,236               8,689
   South Port New Zealand, Ltd.                                         30,744              26,699
   Steel & Tube Holdings, Ltd.                                         379,638             929,660
 * Tasman Farms                                                        157,056                   0
   Taylors Group, Ltd.                                                  29,646              48,754
   Tourism Holdings, Ltd.                                              402,452             416,683
 * Trans Tasman Properties, Ltd.                                     2,311,308             580,679
   Waste Management NZ, Ltd.                                           430,471           1,246,446
   Williams & Kettle, Ltd.                                              57,558              97,652
   Wrightson, Ltd.                                                     597,701             526,077
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $13,954,178)                                                                    18,716,832
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
    (Cost $5,223)                                                                            5,229
                                                                                   ---------------
TOTAL -- NEW ZEALAND
  (Cost $13,959,401)                                                                    18,722,061
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Exergy, Inc.                                                          7,260                   0
                                                                                   ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Autoways Holdings Berhad                                             10,000               3,395
 * Promet Berhad                                                     1,143,000              87,229
 * Rekapacific Berhad                                                  473,000                   0
 * RNC Corp. Berhad                                                     33,000               3,560
 * Saship Holdings Berhad                                              223,520              52,351
 * Versatile Creative Berhad                                             3,000                 280
 * Wing Tiek Holdings Berhad                                            95,800              22,437
                                                                                   ---------------
TOTAL -- MALAYSIA
  (Cost $1,278,766)                                                                        169,252
                                                                                   ---------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
*# Sansui Electric Co., Ltd.                                           252,000              80,062
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT                   VALUE+
                                                               ---------------     ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (11.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $3,765,000 FMC Discount
    Notes 1.13%, 08/12/04, valued at $3,755,588) to be
    repurchased at $3,700,366 (Cost $3,700,000)                $         3,700     $     3,700,000
  Repurchase Agreement, Mizuho Securities USA 1.00%,
    06/01/04 (Collateralized by $37,418,998 U.S. Treasury
    Strips, maturities ranging from 02/15/16 to 02/15/17,
    valued at $19,766,812 to be repurchased at $19,381,380
    (Cost $19,379,227)^                                                 19,379          19,379,227
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $228,420,439)++                                                            $   205,500,826
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $228,472,450.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
UNITED KINGDOM -- (98.1%)
COMMON STOCKS -- (98.0%)
   4imprint P.L.C.                                                      50,375     $       128,238
   600 Group P.L.C.                                                    100,910             116,445
   Abacus Group P.L.C.                                                  75,000             417,960
   Abbeycrest P.L.C.                                                    42,590              51,600
   Abbot Group P.L.C.                                                  239,595             765,886
   Aberdeen Asset Management P.L.C.                                    303,617             425,345
   Acal P.L.C.                                                          20,971             191,418
 * Acambis P.L.C.                                                      137,000             814,283
 * Advanced Medical Solutions P.L.C.                                    29,802               5,060
 * Advanced Power Components, Ltd.                                      47,871              10,791
   AEA Technology P.L.C.                                                72,381             267,361
   AGA Food Service Group P.L.C.                                       174,500             781,156
   Aggreko P.L.C.                                                      339,200             930,678
 * AIM Group P.L.C.                                                     32,063              50,556
 * Air Partner P.L.C.                                                   11,763              88,162
 * Airflow Streamlines P.L.C.                                           20,500              21,988
   Airsprung Furniture Group P.L.C.                                     58,000              65,399
   Alba P.L.C.                                                         105,025           1,459,986
   Alexandra P.L.C.                                                     86,243             157,835
   Alexon Group P.L.C.                                                 116,632             705,851
 * Alizyme P.L.C.                                                      182,900             435,175
   Alpha Airports Group P.L.C.                                         392,541             564,523
   Alphameric P.L.C.                                                   172,688             256,630
   Alumasc Group P.L.C.                                                100,245             262,461
   Alvis P.L.C.                                                        191,010             987,161
   Amberley Group P.L.C.                                               200,000              40,302
   Amec P.L.C.                                                          49,000             240,718
   Amstrad P.L.C.                                                      149,652             501,949
 * Anglesey Mining P.L.C.                                               55,000               3,908
   Anglo Eastern Plantations P.L.C.                                     57,166             160,067
   Anglo Pacific Group P.L.C.                                           98,309             103,244
 * Anite Group P.L.C.                                                  467,715             411,682
 * Antisoma P.L.C.                                                     301,298              92,608
 * API Group P.L.C.                                                     51,500              60,070
 * Applied Optical Technologies P.L.C.                                  75,383              43,611
 * Arena Leisure P.L.C.                                                480,268             407,138
 * Argonaut Games, Ltd.                                                100,000              12,051
   Arla Foods UK P.L.C.                                                815,293             829,002
   Arm Holdings P.L.C.                                                 127,000             273,261
   Arriva P.L.C.                                                       129,697             927,211
 * Ashtead Group P.L.C.                                                374,989             168,780
   Ashtenne Holdings P.L.C.                                             93,880             643,872
   Atkins Ws P.L.C.                                                    127,815           1,296,111
 * Atrium Underwriting P.L.C.                                           56,779             204,459
   Austin Reed Group P.L.C.                                             68,999             183,356
   Autologic Holdings P.L.C.                                            58,180             303,297
 * Autonomy Corp. P.L.C.                                               143,486             580,567
   Avesco P.L.C.                                                        29,998              51,759
   Aveva Group P.L.C.                                                   23,026             219,521
   Avis Europe P.L.C.                                                  863,316           1,491,219
   Avon Rubber P.L.C.                                                   36,672             138,237
 * AWG P.L.C.                                                           16,000             180,122
 * Axis-Shield P.L.C.                                                   58,284             170,228
   Axon Group P.L.C.                                                    59,468             138,290
   Babcock International Group P.L.C.                                  310,464     $       637,156
   Baggeridge Brick P.L.C.                                              98,000             279,860
 * Bailey (C.H.) P.L.C.                                                109,500              15,559
 * Bailey (C.H.) P.L.C. Class B                                         10,000               6,600
 * Baltimore Technologies P.L.C.                                        60,656              49,132
   Barr (A.G.) P.L.C.                                                   43,000             579,720
   Beattie (James) P.L.C.                                              132,247             295,492
   Belhaven Brewery Group P.L.C.                                        39,070             315,461
 * Bell Group P.L.C.                                                    42,600             134,824
   Bellway P.L.C.                                                      127,364           1,763,001
   Ben Bailey P.L.C.                                                    26,000             203,851
   Benchmark Group P.L.C.                                              138,813             704,261
   Bespak P.L.C.                                                        55,918             550,949
 * Biocompatibles International P.L.C.                                  45,777             151,134
 * Bioquell P.L.C.                                                      50,194             123,413
   Biotrace International P.L.C.                                        75,000             179,026
   Birse Group P.L.C.                                                  421,901             114,154
   Black Arrow Group P.L.C.                                             56,500              72,513
   Blacks Leisure Group P.L.C.                                          60,959             468,508
   Bloomsbury Publishing P.L.C.                                         94,003             426,887
 * BNB Resources P.L.C.                                                 89,395              31,891
   Body Shop International P.L.C.                                      235,793             670,964
   Bodycote International P.L.C.                                       403,922           1,063,172
   Boot (Henry) P.L.C.                                                  47,000             322,895
   Bovis Homes Group P.L.C.                                            157,801           1,479,223
   BPP Holdings P.L.C.                                                 106,500             616,608
 * Bradstock Group P.L.C.                                                5,200               4,195
   Brammer (H.) P.L.C.                                                 119,123             290,388
 * Brandon Hire P.L.C.                                                  37,654              87,881
   Brewin Dolphin Holdings P.L.C.                                      260,332             353,026
 * Bristol Water Group P.L.C.                                           31,800             217,760
   Britannic P.L.C.                                                    243,326           1,537,002
   British Polythene Industries P.L.C.                                  56,740             303,150
   British Vita P.L.C.                                                 223,303           1,054,501
   Brixton P.L.C.                                                      296,900           1,579,635
 * Broadcastle P.L.C.                                                   42,033              60,947
 * Brown & Jackson P.L.C.                                              296,819             285,922
 * Brown & Jackson P.L.C. Issue 04                                      84,805              81,692
   Brown (N) Group P.L.C.                                              392,889             740,109
   BSS Group P.L.C.                                                     47,905             622,875
 * BTG P.L.C.                                                          220,220             460,594
   Burtonwood Brewery P.L.C.                                            38,000             243,313
   Business Post Group P.L.C.                                           70,934             647,796
   BWD Securities P.L.C.                                                29,403             231,995
   Caffyns P.L.C.                                                        6,000              78,922
 * Cairn Energy P.L.C.                                                 183,836           3,562,290
 * Cambridge Antibody Technology Group P.L.C.                           38,149             362,068
 * Cammell Laird Holdings P.L.C.                                       256,158              28,179
   Capital & Regional P.L.C.                                            83,991             758,498
   Capital Radio P.L.C.                                                105,550             880,398
   Carclo P.L.C.                                                       100,463              72,700
   Care UK P.L.C.                                                       64,835             346,810
   Carillion P.L.C.                                                    286,809             876,596
 * Carlisle Holdings, Ltd.                                               8,709              54,884
   Carpetright P.L.C.                                                  113,500           2,069,326

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Carr's Milling Industries P.L.C.                                     19,000     $       115,859
   Castings P.L.C.                                                      79,000             267,948
 * Cenes Pharmaceuticals P.L.C.                                        298,612              56,476
   Chamberlin & Hill P.L.C.                                             18,000              51,250
   Chapelthorpe P.L.C.                                                 627,680             189,986
   Character Group P.L.C.                                               59,041              86,848
   Charles Taylor Consulting P.L.C.                                     67,918             344,200
 * Charter P.L.C.                                                      159,633             364,414
 * Che Group P.L.C.                                                     51,533              41,277
   Chemring Group P.L.C.                                                49,000             385,554
 * Chesnara P.L.C.                                                      92,900             178,844
 * Chime Communications P.L.C.                                         230,438             141,501
   Chloride Group P.L.C.                                               485,500             436,371
   Christie Group P.L.C.                                                53,263              97,350
   Chrysalis Group P.L.C.                                              286,082             968,921
   Churchill China P.L.C.                                               30,000             116,997
   Clarkson (Horace) P.L.C.                                             44,733             403,049
 * Clinical Computing P.L.C.                                            46,666              17,068
   Clinton Cards P.L.C.                                                433,380             656,416
 * CLS Holdings P.L.C.                                                 152,907             879,018
   CML Microsystems P.L.C.                                              28,361             176,846
   Colefax Group P.L.C.                                                 60,000             110,007
   Collins Stewart Tullett P.L.C.                                       31,538             254,157
 * Colt Telecom Group P.L.C.                                           257,000             395,915
   Comino Group P.L.C.                                                  11,100              36,461
   Communisis P.L.C.                                                   237,134             447,546
   Compel Group P.L.C.                                                   5,000               8,203
   Computacenter P.L.C.                                                 51,000             364,681
 * Cookson Group P.L.C.                                              2,289,168           1,819,079
   Coral Products P.L.C.                                                50,000              40,945
 * Corporate Services Group P.L.C.                                   1,114,371             202,008
   Cosalt P.L.C.                                                        30,700             190,442
 * Costain Group P.L.C.                                                468,659             352,491
   Countryside Property P.L.C.                                         102,264             409,881
 * Countrywide P.L.C.                                                  185,800             955,537
   Courts P.L.C.                                                       110,722             532,758
   Cox Insurance Holdings P.L.C.                                       417,814             524,916
   Cranswick P.L.C.                                                     54,941             390,681
   Crest Nicholson P.L.C.                                              267,250           1,648,327
   Creston P.L.C.                                                       28,278              76,309
   Croda International P.L.C.                                          176,035             903,221
   Cropper (James) P.L.C.                                               22,000              59,427
 * Culver Holdings P.L.C.                                                  338                  81
   Daejan Holdings P.L.C.                                               25,000             945,840
   Dairy Crest Group P.L.C.                                            165,769           1,234,953
 * Dana Petroleum P.L.C.                                                98,651             481,118
 * Danka Business Systems P.L.C.                                        85,000              83,217
   Dart Group P.L.C.                                                    74,000             168,697
   Davis Service Group P.L.C.                                          227,016           1,525,749
 * Dawson Holdings P.L.C.                                               83,245             239,435
 * Dawson International P.L.C.                                         100,688              19,318
 * DCS Group P.L.C.                                                     10,000               3,090
   De la Rue P.L.C.                                                    223,000           1,331,823
   Dechra Pharmaceiticals P.L.C.                                        67,432             160,616
   Delta P.L.C.                                                        200,000             289,815
   Deltron Electronics P.L.C.                                            9,339              11,214
 * Densitron International P.L.C.                                       74,175              26,098
   Derwent Valley Holdings P.L.C.                                       90,000           1,379,094
   Development Securities P.L.C.                                        50,000             339,374
   DeVere Group P.L.C.                                                 132,501           1,069,913
   Devro P.L.C.                                                        213,653             412,529
   Dewhurst P.L.C.                                                       9,000     $        21,946
   Dewhurst P.L.C. Class A Non-Voting                                   15,500              32,823
   DFS Furniture Co. P.L.C.                                            135,600           1,069,031
   Diagonal P.L.C.                                                     104,323              69,674
   Dickinson Legg Group P.L.C.                                          11,935               5,148
   Dicom Group P.L.C.                                                   30,000             428,165
 * Dimension Data Holdings P.L.C.                                      939,000             526,653
   Diploma P.L.C.                                                       30,191             294,257
   Domestic & General Group P.L.C.                                      47,868             526,345
   Domino Printing Sciences P.L.C.                                     355,935           1,216,022
   Domnick Hunter Group P.L.C.                                          47,242             301,171
 * Dowding & Mills P.L.C.                                              336,440              67,810
   DTZ Holdings P.L.C.                                                 114,500             327,458
 * Duelguide Units P.L.C.                                                3,971              39,155
   Dyson Group P.L.C.                                                   42,750             224,318
   East Surrey Holdings P.L.C.                                         112,648             676,108
 * Easynet Group P.L.C.                                                158,575             290,715
 * Ebookers P.L.C.                                                      89,700             450,132
 * Edinburgh Oil & Gas P.L.C.                                           47,564             137,908
 * Eidos P.L.C.                                                        150,900             328,100
   Eldridge Pope & Co. P.L.C.                                           25,000              69,310
   Eleco P.L.C.                                                        104,685              58,426
   Electronic Data Processing P.L.C.                                    55,200              63,070
 * Elementis P.L.C.                                                    573,383             376,394
 * Emerald Energy P.L.C.                                             3,205,540             101,888
 * Emess P.L.C.                                                        288,250              43,056
   Ennstone P.L.C.                                                     295,323             200,188
 * Enodis P.L.C.                                                       524,429             798,442
   Estates & General P.L.C.                                             10,000              38,976
   Eurocopy P.L.C.                                                      41,051              29,337
 * Eurodis Electron P.L.C.                                           1,230,802             115,166
   Euromoney Institutional Investors P.L.C.                            117,550             816,481
   European Colour P.L.C.                                               82,090              26,967
   European Motor Holdings P.L.C.                                      118,325             437,375
 * European Telecom P.L.C.                                               7,000                   0
 * Evans of Leeds Contingent Units P.L.C.                               80,000                   0
   Expro International Group P.L.C.                                     74,744             370,127
   Fenner P.L.C.                                                       144,722             273,430
 * Ferguson International Holdings P.L.C.                               89,105              44,110
   Ferraris Group P.L.C.                                                63,540             121,776
 * Fibernet Group P.L.C.                                                70,153             133,783
 * FII Group P.L.C.                                                     41,166               5,095
   Filtronic P.L.C.                                                     98,438             543,600
   Financial Objects P.L.C.                                              7,000               5,137
   Findel P.L.C.                                                       142,288             998,925
   First Choice Holidays P.L.C.                                        648,683           1,423,992
   First Technology P.L.C.                                             128,111             689,227
   Fisher (James) & Sons P.L.C.                                         76,000             379,339
   FKI P.L.C.                                                          702,700           1,428,568
   Forminster P.L.C.                                                    43,333              16,370
   Forth Ports P.L.C.                                                  142,983           2,990,417
   Fortress Holdings P.L.C.                                            120,728              58,104
 * Fortune Oil P.L.C.                                                1,805,243             189,074
   Freeport P.L.C.                                                      35,006             221,978
   French Connection Group P.L.C.                                      125,000             993,645
   Fuller, Smith & Turner P.L.C. Series A                               20,000             234,947
   Fulmar P.L.C.                                                       107,500             147,709
   Future Network P.L.C.                                               430,444             493,474

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Galliford Try P.L.C.                                                517,870     $       472,895
   Game Group P.L.C.                                                   534,000             594,687
   Games Workshop Group P.L.C.                                          41,013             488,138
   Gaming International P.L.C.                                          14,000              11,294
 * Garton Engineering P.L.C.                                            10,248                   0
 * Gaskell P.L.C.                                                       36,000               9,917
   GB Group P.L.C.                                                     250,000              89,245
   Geest P.L.C.                                                         97,588           1,046,634
 * Get Group P.L.C.                                                     13,200              49,051
   Gibbs & Dandy P.L.C.                                                  9,000              51,953
   Gleeson (M.J.) Group P.L.C.                                          22,471             460,503
 * Glotel P.L.C.                                                        49,741             101,535
   Go-Ahead Group P.L.C.                                                40,000             903,604
   Goldshield Group P.L.C.                                              42,212             191,253
   Gowrings P.L.C.                                                       5,000               5,638
   Grainger Trust, Ltd.                                                 33,075           1,028,757
   Great Portland Estates P.L.C.                                       272,408           1,311,337
   Greene King P.L.C.                                                   80,593           1,345,783
 * Greenwich Resources P.L.C.                                          438,664              16,085
   Greggs P.L.C.                                                        26,000           1,613,385
 * Gresham Computing P.L.C.                                             65,768             372,592
   Guiness Peat Group P.L.C.                                         1,025,981           1,252,805
   GWR Group P.L.C.                                                    170,000             798,089
 * Gyrus Group P.L.C.                                                  110,664             406,578
   Halma P.L.C.                                                        489,564           1,342,522
   Halstead (James) Group P.L.C.                                        52,208             424,027
 * Hampson Industries P.L.C.                                           250,757              93,276
 * Hampton Trust P.L.C.                                                232,050               7,977
 * Hardy Underwriting Group P.L.C.                                      40,318             186,182
   Hardys & Hansons P.L.C.                                              48,000             442,876
 * Hartstone Group P.L.C.                                              240,263               8,395
 * Harvey Nash Group P.L.C.                                            183,750             230,484
   Havelock Europa P.L.C.                                               27,660              47,641
 * Hawtin P.L.C.                                                       196,500              32,425
   Haynes Publishing Group P.L.C.                                       14,703              89,860
   Headlam Group P.L.C.                                                152,974           1,146,673
   Heath (Samuel) & Sons P.L.C.                                          7,500              54,316
   Helical Bar P.L.C.                                                   46,000             702,439
   Helphire Group P.L.C.                                               159,600             575,345
   Henlys Group P.L.C.                                                 133,303              39,034
   Hercules Property Services P.L.C.                                    25,132             130,651
   Heywood Williams Group P.L.C.                                       140,400             200,099
   Highbury House Communications P.L.C.                                439,166             160,843
   Highway Insurance Holdings P.L.C.                                   467,933             284,049
   Hill & Smith Holdings P.L.C.                                         86,850             157,629
   Hiscox P.L.C.                                                       387,778           1,096,445
   Hit Entertainment P.L.C.                                            195,791           1,071,792
   Hitachi Capital (UK) P.L.C.                                          53,912             198,403
   Holidaybreak P.L.C.                                                  92,974             869,965
 * Homeserve P.L.C.                                                     86,400           1,061,022
   Homestyle Group P.L.C.                                               76,141             122,768
   Hornby P.L.C.                                                        10,000             187,903
   House of Fraser P.L.C.                                              395,650             840,971
   Hunting P.L.C.                                                      223,174             596,088
   Huntleigh Technology P.L.C.                                          66,958             432,702
   Huntsworth P.L.C.                                                   135,000              55,291
 * Hyder Consulting P.L.C.                                              16,308              41,660
 * IAF Group P.L.C.                                                     30,000               6,325
   IFX Group P.L.C.                                                     34,486              61,652
 * Imagination Technologies Group P.L.C.                               239,934     $       373,222
 * IMS Group P.L.C.                                                     75,000               6,188
   Incepta Group P.L.C.                                                280,643             429,811
   Inchcape P.L.C.                                                      20,000             577,805
 * Industrial & Commercial Holdings P.L.C.                               5,000                 137
   Infast Group P.L.C.                                                 301,224             123,085
 * Intec Telecom Systems P.L.C.                                        275,141             320,417
   Intelek P.L.C.                                                       99,880              19,624
 * Intertek Group P.L.C.                                                70,100             695,867
   Intserve P.L.C.                                                     179,459             833,338
 * Invensys P.L.C.                                                   5,864,457           1,746,088
 * Inveresk P.L.C.                                                     150,000              38,609
 * IQE P.L.C.                                                          132,400              26,167
   ISIS Asset Management P.L.C.                                        199,626             656,212
   Isoft Group P.L.C.                                                  210,764           1,494,736
   Isotron P.L.C.                                                       50,325             429,477
   Ite Group P.L.C.                                                    374,735             387,964
   Itnet P.L.C.                                                         90,278             480,899
   Jarvis P.L.C.                                                       230,379             347,566
 * Jarvis Porter Group P.L.C.                                           99,894              37,088
   JJB Sports P.L.C.                                                   308,125           1,426,339
   JKX Oil and Gas P.L.C.                                              220,533             323,972
   John David Group P.L.C.                                             114,500             442,969
   Johnson Service Group P.L.C.                                        125,535             897,811
   Johnston Group P.L.C.                                                26,000             140,626
 * Kalamazoo Computer Group P.L.C.                                      56,120               1,801
   KBC Advanced Technologies P.L.C.                                     25,000              13,443
   Keller Group P.L.C.                                                 123,128             488,996
   Kensington Group P.L.C.                                              71,789             551,496
 * Kewill Systems P.L.C.                                                88,409              96,878
   Kidde P.L.C.                                                        232,000             483,625
   Kier Group P.L.C.                                                    51,293             591,895
   Kiln P.L.C.                                                         271,733             408,358
 * Kingston Communications P.L.C.                                      453,332             512,495
   Kleeneze P.L.C.                                                      84,300             177,912
 * Knowledge Support Systems Group P.L.C.                               25,000                 367
   Laing (John) P.L.C.                                                 301,961           1,183,895
   Laird Group P.L.C.                                                  163,100             858,567
   Lambert Howarth Group P.L.C.                                         32,592             174,986
 * Lastminute.com P.L.C.                                               258,882             876,814
 * Laura Ashley Holdings P.L.C.                                        623,937             157,536
   Lavendon Group P.L.C.                                                50,092             119,833
 * Leeds United P.L.C.                                                  66,000                 181
   Lincat Group P.L.C.                                                  19,000             140,256
   Linton Park P.L.C.                                                   39,000             293,525
   Linx Printing Technologies P.L.C.                                    27,000             171,616
   Litho Supplies P.L.C.                                                20,000              17,422
   London Bridge Software Holdings P.L.C.                              215,910             376,037
 * London Clubs International P.L.C.                                   293,962             685,237
   London Industrial P.L.C.                                             22,308             657,855
   London Merchant Securities P.L.C.                                   324,905           1,031,678
   London Scottish Bank P.L.C.                                         263,000             627,960
   Lookers P.L.C.                                                       53,160             286,711
 * Lorien P.L.C.                                                        60,000              97,275
   Low & Bonar P.L.C.                                                  132,598             261,673
   Luminar P.L.C.                                                       99,500             803,665
   Lupus Capital P.L.C.                                                191,787              56,367

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * M.L. Laboratories P.L.C.                                            298,631     $       100,910
   Macfarlane Group P.L.C.                                             228,287             104,830
   Macro 4 P.L.C.                                                       42,500             131,774
   Maiden Group P.L.C.                                                  16,800              68,719
   Mallett P.L.C.                                                       24,837             121,129
   Management Consulting Group P.L.C.                                  310,972             184,468
   Manchester United P.L.C.                                            377,176           1,668,761
   Manganese Bronze Holdings P.L.C.                                     32,184             138,796
   Marlborough Stirling P.L.C.                                         300,047             333,427
   Marshalls P.L.C.                                                    225,800           1,187,353
 * Martin International Holdings P.L.C.                                135,800              58,679
 * Marylebone Warwick Balfour Group P.L.C.                             124,686             123,218
 * Matalan P.L.C.                                                       84,701             282,971
   Mayflower Corp. P.L.C.                                              550,636              68,145
   McAlpine (Alfred) P.L.C.                                            196,111             995,759
   McBride P.L.C.                                                      202,000             524,364
   McCarthy & Stone P.L.C.                                             194,968           1,959,002
   McKay Securities P.L.C.                                              68,500             266,765
 * Medical Solutions P.L.C.                                            126,658              99,360
 * Medisys P.L.C.                                                      513,463              92,407
   Meggitt P.L.C.                                                      360,317           1,659,334
   Mentmore P.L.C.                                                     236,561             490,958
   Menzies (John) P.L.C.                                                76,229             606,406
 * Merant P.L.C.                                                       172,500             600,913
   Merchant Retail Group P.L.C.                                        185,666             531,166
   Merrydown P.L.C.                                                     59,927             102,111
   Mersey Docks & Harbour Co. P.L.C.                                   104,554           1,323,046
   Metal Bulletin P.L.C.                                                95,500             358,780
   Metalrax Group P.L.C.                                               358,740             546,843
   MFI Furniture Group P.L.C.                                           60,855             166,698
   Mice Group P.L.C.                                                   139,909             179,377
   Michael Page International P.L.C.                                   436,800           1,355,326
 * Microgen P.L.C.                                                      98,405             106,669
   Millennium and Copthorne Hotels P.L.C.                               80,633             467,987
   Minerva P.L.C.                                                      220,430             970,153
   Mitie Group P.L.C.                                                  500,000           1,053,188
   Molins P.L.C.                                                        68,000             202,543
   Monsoon P.L.C.                                                       71,000             225,222
 * Morgan Crucible Company P.L.C.                                      330,666             727,958
   Morgan Sindall P.L.C.                                                66,000             532,724
   Morse P.L.C.                                                        171,777             407,928
   Moss Brothers Group P.L.C.                                          163,400             220,005
   Mowlem (John) & Co. P.L.C.                                          341,969           1,182,358
   MS International P.L.C.                                              71,500              44,041
   MSB International P.L.C.                                             16,000              21,165
   Mtl Instruments Group P.L.C.                                         14,748              58,913
   Mucklow (A & J) Group P.L.C.                                        175,000             923,987
 * My Travel Group P.L.C.                                              628,934             100,751
   National Express Group P.L.C.                                        25,000             319,431
   Nestor Healthcare Group P.L.C.                                      180,200             443,019
 * New Avesco P.L.C.                                                    29,998              30,250
   Newcastle United P.L.C.                                             148,923             101,026
   NHP P.L.C.                                                          281,875           1,022,806
   Nichols P.L.C.                                                       66,550             149,805
   Nord Anglia Education P.L.C.                                         29,624             122,202
   Northamber P.L.C.                                                    75,888             105,048
   Northern Foods P.L.C.                                               527,042           1,495,546
 * Northgate Information Solutions P.L.C.                              659,558             721,684
   Northgate P.L.C.                                                    118,200           1,361,972
   Novar P.L.C.                                                        526,365     $     1,206,099
 * NSB Retail P.L.C.                                                   461,606             222,253
 * NXT P.L.C.                                                          101,922             184,493
   Ocean Wilsons Holdings, Ltd.                                         84,250             243,643
 * OEM P.L.C.                                                           12,000              12,431
 * Orbis P.L.C.                                                         11,428               3,149
 * Osmetech P.L.C.                                                     669,354              49,130
   Ottakar's P.L.C.                                                     30,000             222,791
   Owen (H.R.) P.L.C.                                                   34,000             128,191
 * Oxford Biomedica, Ltd.                                              412,582             126,567
   Oxford Instruments P.L.C.                                            63,163             272,316
 * Pace Micro Technology P.L.C.                                        319,767             299,277
   Paladin Resources P.L.C.                                            427,630             953,097
 * Palmaris Capital P.L.C.                                              42,500               9,229
   Paragon Group of Companies P.L.C.                                   153,200             910,670
 * Parity Group P.L.C.                                                 241,406              44,336
   Park Group P.L.C.                                                   291,600             158,136
   Partridge Fine Arts P.L.C.                                           58,000              66,463
   Pendragon P.L.C.                                                    239,375           1,355,979
   Penna Consulting P.L.C.                                              33,000              83,709
   Peterhouse Group P.L.C.                                              85,427             304,835
 * Pharmagene P.L.C.                                                   160,000             140,030
 * Photo-Me International P.L.C.                                       513,175             887,039
   PHS Group P.L.C.                                                    692,231             977,356
 * Phytopharm P.L.C.                                                    56,696             161,443
   Pillar Property P.L.C.                                              150,588           1,545,559
   Pittards P.L.C.                                                      60,985              53,127
   Planit Holdings P.L.C.                                              235,000             114,153
 * Plantation & General P.L.C.                                          70,623              23,307
 * Plasmon P.L.C.                                                      100,000             342,213
   Portmeirion Group P.L.C.                                             22,856              70,191
   Porvair P.L.C.                                                       62,000             123,904
 * PPL Therapeutics P.L.C.                                              43,529               3,591
   Premier Farnell P.L.C.                                               18,000              79,867
 * Premier Oil P.L.C.                                                  105,748           1,028,623
 * Pressac P.L.C.                                                       78,129              18,583
   Primary Health Properties P.L.C.                                     23,784              96,032
 * Probus Estates P.L.C.                                                83,333               1,360
 * Protherics P.L.C.                                                   506,828             481,138
 * Provalis P.L.C.                                                     375,538              42,174
   PSD Group P.L.C.                                                     43,500             188,420
 * Psion P.L.C.                                                        548,800             570,818
   PZ Cuzzons P.L.C.                                                    29,000             579,329
 * QA P.L.C.                                                           158,950              11,987
 * Queens Moat Houses P.L.C.                                           159,000              24,779
   Quintain Estates & Development P.L.C.                               158,650           1,156,875
 * QXL Ricardo P.L.C.                                                      130                 953
   RAC P.L.C.                                                          142,900           1,736,997
   Radamec Group P.L.C.                                                 35,000              24,667
   Radstone Technology P.L.C.                                           40,384             248,933
   Ransom (William) & Son P.L.C.                                        30,000              27,666
 * Redbus Imterhouse P.L.C.                                            206,250              27,877
   Redrow P.L.C.                                                       212,951           1,292,262
 * Redstone P.L.C.                                                     257,485              40,162
   Reed Health Group P.L.C.                                            155,333             169,827
   Reg Vardy P.L.C.                                                    103,597           1,008,142
   Regent Inns P.L.C.                                                  162,667             115,889
   Reliance Security Group P.L.C.                                       26,998             265,843
   Renishaw P.L.C.                                                     146,806           1,257,006
   Renold P.L.C.                                                       144,000             198,248

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Restaurant Group P.L.C.                                             241,516     $       371,734
   Ricardo P.L.C.                                                      114,409             392,465
   Richmond Foods P.L.C.                                                30,683             281,049
 * Richmond Oil & Gas P.L.C.                                           220,000                   0
   RM P.L.C.                                                           119,174             297,544
 * RMS Communications P.L.C.                                            15,000                   0
   Robert Wiseman Dairies P.L.C.                                       105,437             456,719
   ROK property solutions P.L.C.                                        58,166             369,821
   Rotork P.L.C.                                                       185,440           1,296,919
   Roxboro Group P.L.C.                                                  9,304              49,265
 * Royal Doulton P.L.C.                                                240,000              35,785
   Royalblue Group P.L.C.                                               47,200             446,391
   RPC Group P.L.C.                                                    116,100             362,329
   RPS Group P.L.C.                                                    257,158             565,646
   Rugby Estates P.L.C.                                                  9,100              43,825
   Rutland Trust P.L.C.                                                174,255             115,016
   S & U P.L.C.                                                         21,140             198,701
 * Safeland P.L.C.                                                      25,000              24,064
   Salvesen (Christian) P.L.C.                                         334,415             303,878
   Sanctuary Group P.L.C.                                              444,589             391,481
   Savills P.L.C.                                                      104,000             846,434
 * Scapa Group P.L.C.                                                  163,581              84,493
 * Scipher P.L.C.                                                       34,563               1,519
   Scottish & Newcastle P.L.C.                                          58,467             457,309
   Scottish Radio Holdings P.L.C.                                       45,800             731,727
   SCS Upholstery P.L.C.                                                29,000             123,567
 * SDL P.L.C.                                                           71,511             152,889
   Secure Trust Group P.L.C.                                            27,118             203,729
   Securicor P.L.C.                                                    664,050           1,467,982
   Senior P.L.C.                                                       122,900              81,908
   Serco Group P.L.C.                                                  233,359             864,852
 * Servicepower Technologies P.L.C.                                    150,000             101,489
   Severfield-Rowan P.L.C.                                              26,211             167,694
 * SFI Group P.L.C.                                                     26,713              15,183
   Shaftesbury P.L.C.                                                  171,500             811,135
   Shanks & McEwan Group P.L.C.                                        311,671             674,921
   Shiloh P.L.C.                                                        14,500              34,312
   SHL Group P.L.C.                                                     41,650              84,145
 * ShopRite Group P.L.C.                                               204,780              46,932
   SIG P.L.C.                                                          157,030           1,036,767
 * Simon Group P.L.C.                                                  348,089             304,205
   Sinclair (William) Holdings P.L.C.                                   53,000              73,733
   Singer & Friedlander Group P.L.C.                                   213,875             921,738
   Sirdar P.L.C.                                                        41,600              25,894
 * Skyepharma P.L.C.                                                   808,847             885,591
   Smart (J.) & Co. (Contractors) P.L.C.                                22,500             204,200
 * Smart Approach Group P.L.C.                                         251,985               5,313
   SMG P.L.C.                                                          425,192             865,322
   Smith (David S.) Holdings P.L.C.                                    468,840           1,341,103
   Smith (James) Estates P.L.C.                                         13,000              83,422
   Smith (W.H.) P.L.C.                                                 125,843             825,648
 * Soco International P.L.C.                                            95,932             598,301
   Somerfield P.L.C.                                                   601,400           1,580,756
 * South Staffordshire Group P.L.C.                                     21,600             293,058
   Southampton Leisure Holdings P.L.C.                                  19,615              16,157
   Spectris P.L.C.                                                     166,081           1,399,346
   Speedy Hire P.L.C.                                                   56,892             422,113
   Spirax-Sarco Engineering P.L.C.                                     106,811           1,072,159
 * Spirent P.L.C.                                                    1,153,237           1,363,208
 * Sportech P.L.C.                                                     435,000              93,718
   Spring Group P.L.C.                                                 208,638             428,374
 * Springwood P.L.C.                                                    37,500     $         2,406
   SSL International P.L.C.                                            229,700           1,342,004
   St. Ives P.L.C.                                                     129,400             853,964
   St. Modwen Properties P.L.C.                                        160,800             845,222
   Staffware P.L.C.                                                     16,613             239,611
   Stanelco P.L.C.                                                   1,012,741             108,917
   Stanley (Charles) Group P.L.C.                                       86,800             331,018
   Stanley Leisure Organisation P.L.C.                                 226,209           1,945,266
 * Sterling Publishing Group P.L.C.                                     75,298              12,465
   Stylo P.L.C.                                                         64,096              58,154
 * Superscape P.L.C.                                                   162,101              91,112
 * Surfcontrol P.L.C.                                                   42,400             442,856
   Swallowfield P.L.C.                                                  15,000              21,218
   Sygen International P.L.C.                                          492,975             422,627
   Synstar P.L.C.                                                      216,206             293,025
   T&F Informa Group P.L.C.                                            355,029           2,344,884
 * T. Clarke P.L.C.                                                     16,213             137,151
 * Tadpole Technology P.L.C.                                           314,463              91,903
 * Tandem Group P.L.C.                                                 327,365                   0
   Tarsus Group P.L.C.                                                  34,855              56,452
   Taylor Nelson AGB P.L.C.                                            109,000             402,898
   TBI P.L.C.                                                          696,132             827,268
   Ted Baker P.L.C.                                                     48,829             371,173
 * Telecommunications Group P.L.C.                                      45,958               1,884
   Telemetrix P.L.C.                                                   165,708             398,370
 * Telspec P.L.C.                                                       25,000               6,898
 * Terence Chapman Group P.L.C.                                         62,500                 363
   Tex Holdings P.L.C.                                                  14,000              40,615
   The Big Food Group P.L.C.                                           466,847             857,541
 * The Innovation Group P.L.C.                                         940,000             539,722
   The Malcolm Group P.L.C.                                            109,377             165,497
 * The Television Corp. P.L.C.                                          81,937             124,993
 * The Wireless Group P.L.C.                                            88,460             150,404
   Thorntons P.L.C.                                                    158,000             456,643
   Thorpe (F.W.) P.L.C.                                                 24,000              99,948
 * Thus Group P.L.C.                                                 1,697,000             809,908
   Tibbett & Britten Group P.L.C.                                       86,123             706,030
   Tinsley (Eliza) Group P.L.C.                                         19,844               8,898
 * Toad Group P.L.C.                                                    85,507              29,520
   Topps Tiles P.L.C.                                                  348,450           1,000,669
   Tops Estates P.L.C.                                                  41,188             221,614
 * Torotrak P.L.C.                                                     134,282             148,992
 * Tottenham Hotspur P.L.C.                                            150,000              75,948
   Town Centre Securities (New) P.L.C.                                 142,137             622,281
   Trace Computers P.L.C.                                               33,552              47,094
 * Trafficmaster P.L.C.                                                151,708             218,362
   Transport Development Group P.L.C.                                  108,182             406,896
   Trifast P.L.C.                                                      135,388             168,736
   Trio Holdings P.L.C.                                                 50,000              20,603
   TT Electronics P.L.C.                                               158,390             420,707
   Tullow Oil P.L.C.                                                   500,218             939,453
   U.K. Coal P.L.C.                                                    194,549             544,354
   Ulster Television, Ltd.                                             115,602             915,777
   Ultra Electronics Holdings P.L.C.                                    86,645             891,366
   Ultraframe P.L.C.                                                   129,685             290,765
   Umeco P.L.C.                                                         43,150             287,092
   Uniq P.L.C.                                                         152,986             486,608
   Unite Group P.L.C.                                                  144,289             461,840
   Universal Salvage P.L.C.                                             14,255              16,427
 * Vanco P.L.C.                                                         69,249             288,439
 * Vega Group P.L.C.                                                    32,300              96,327

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Vernalis P.L.C.                                                     225,579     $       210,715
 * Vert (Jacques) P.L.C.                                                45,000              12,150
   Victoria P.L.C.                                                      12,000              82,650
   Victrex P.L.C.                                                      136,254             817,553
   Vitec Group P.L.C.                                                   47,953             306,193
 * Volex Group P.L.C.                                                   58,801             137,378
   VP P.L.C.                                                            83,100             184,943
   VT Group P.L.C.                                                     229,432           1,115,147
   Wagon P.L.C.                                                         65,292             193,420
 * Walker Greenbank P.L.C.                                              53,105              13,631
   Warner Estate Holdings P.L.C.                                        70,000             609,259
 * Waterdorm P.L.C.                                                    105,000                   0
   Waterman P.L.C.                                                      74,473             102,443
   Watermark Group P.L.C.                                               68,660             175,579
   Weir Group P.L.C.                                                   244,736           1,315,453
   Wellington Holdings P.L.C.                                            9,000              22,019
   Wembley P.L.C.                                                       36,926             579,908
   Westbury P.L.C.                                                     202,522           1,590,613
 * Weston Medical Group P.L.C.                                          50,200               2,301
   Wetherspoon (J.D.) P.L.C.                                           264,451           1,395,753
   Whatman P.L.C.                                                      241,935             925,041
   White Young Green P.L.C.                                             74,666             256,204
   Whitehead Mann Group P.L.C.                                          95,000             471,388
   Whittard of Chelsea P.L.C.                                           30,000             106,083
 * Wiggins Group P.L.C.                                              1,148,266             116,317
   Wilmington Group P.L.C.                                              66,592             131,080
   Wilshaw P.L.C.                                                      198,409              40,924
   Wilson Bowden P.L.C.                                                  7,000             132,913
   Wincanton P.L.C.                                                    147,600             568,882
   Windsor P.L.C.                                                       50,000              36,220
   Wintrust P.L.C.                                                      22,500             243,795
   Wolverhampton & Dudley Breweries P.L.C.                              90,173           1,358,033
   Wood Group (John) P.L.C.                                            555,826           1,451,077
   Woolworths Group P.L.C.                                           1,717,965           1,395,056
 * Worthington Group P.L.C.                                            102,653               6,587
   WSP Group P.L.C.                                                     90,000             326,527
   Wyevale Garden Centres P.L.C.                                        74,407             492,681
   Wyndeham Press Group P.L.C.                                          73,066             142,685
 * XAAR P.L.C.                                                          66,357             101,854
   XANSA P.L.C.                                                        459,994             711,901
 * Xenova Group P.L.C.                                                 436,931              69,819
 * XKO Group P.L.C.                                                     30,304              49,265
   Yates Group P.L.C.                                                   76,263             139,877
 * Yorkshire Group P.L.C.                                               82,504               8,698
   Young & Co's Brewery P.L.C.                                          10,000     $       164,835
   Young & Co's Brewery P.L.C. Class A                                   5,234             108,907
   Yule Catto & Co. P.L.C.                                             194,090             854,572
   Zotefoams P.L.C.                                                     62,000              79,745
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $203,560,900)                                                                  268,369,725
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * British Pound Sterling
    (Cost $229,507)                                                                        222,287
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Creston P.L.C. Warrants 03/31/04                                      1,000                   0
 * Letter of Entitlements - Audemars Piguet                             90,242                   0
 * Planestation Group P.L.C. Warrants 01/13/11                         229,653               5,684
 * Xenova Group P.L.C. Rights 12/17/03                                  94,500                   0
 * Xenova Group P.L.C. Warrants 12/31/08                                56,991               3,527
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $4,781)                                                                              9,211
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $203,795,188)                                                                  268,601,223
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                               ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
     06/01/04 (Collateralized by $5,065,000 FHLB Notes
     3.375%, 06/15/04, valued at $5,147,306) to be
     repurchased at $5,071,501
     (Cost $5,071,000)                                         $         5,071           5,071,000
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $208,866,188)++                                                            $   273,672,223
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $208,877,321.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
   Affine                                                                1,400     $       111,141
 * Ales Groupe SA                                                        1,900              81,408
 * Ales Groupe SA Issue 04                                                 316              13,120
   Algeco SA                                                             3,326             380,445
*# Alstom SA                                                           177,212             203,694
 * Altedia SA                                                            2,800              52,790
*# Alten SA                                                             21,372             321,491
 * Altran Technologies SA                                               82,633             889,605
   Apem SA                                                               1,000              65,922
   April Group SA                                                       31,201             604,186
   Ares (Groupe) SA                                                      5,500              30,219
   Arkopharma                                                            6,240             380,897
 * Assystem Brime SA                                                     7,580             147,697
 * Aubay SA                                                              5,700              25,359
 * Audika SA                                                             1,900             115,410
 * Baccarat SA                                                           1,090             116,022
   Bacou-Dalloz                                                          6,287             495,609
   Bains de Mer et du Cercle des Etrangers a Monaco                      4,615           1,419,452
   Banque Tarneaud SA                                                    1,000             176,586
   Beneteau SA                                                          13,527             814,140
 * Bigben Interactive                                                    2,100              10,569
   Boiron SA                                                            16,659             389,968
 * Boizel Chanoine Champagne SA                                            600              32,718
   Bonduelle SA                                                          6,723             619,536
 # Bongrain SA                                                          13,083             880,044
 * Bricorama SA                                                          3,379             189,152
   Brioche Pasquier SA                                                   2,888             188,628
   Buffalo Grill SA                                                      1,028              15,036
 * Bull SA                                                             105,500             114,645
   Burelle SA                                                            4,030             422,845
 * Business Objects SA                                                  16,500             362,041
 * BVRP SA                                                               2,900              40,533
 * Camaieu SA                                                            4,988             441,236
 * Cap Gemini SA                                                         3,066             117,597
   Carbone Lorraine                                                     33,245           1,243,712
   Cegedim SA                                                            6,902             498,758
   CEGID SA                                                             18,000             490,644
   CFCAL-Banque                                                            840             296,612
   CFF Recycling                                                        10,576           1,207,323
 * Cie Financiere Pour La Location D'Immeubles
     Industriels & Commerciaux Sa                                        6,400             336,129
 # Clarins SA                                                            7,332             457,193
*# Club Mediterranee SA                                                 15,665             663,617
   Consortium International de Diffusion et de
     Representation Sante                                                  600               8,362
   Crometal SA                                                           1,100              54,973
 * CS Communication et Systemes                                          4,983             135,994
 * Damartex SA                                                          22,900             667,998
 * Dane-Elec Memory SA                                                  11,400              43,833
   Delachaux SA                                                          1,300             150,026
   Deveaux SA                                                            1,040             113,545
   Didot-Bottin                                                          1,620     $       213,257
 * DMC (Dollfus Mieg et Cie)                                             9,630              62,941
   Dynaction SA                                                         10,660             212,889
   Eiffage SA                                                            7,650             595,213
   Electricite de Strasbourg                                            23,784           3,050,984
   Elior                                                               104,108             893,767
   Esso SA                                                               3,200             449,270
   Etam Developpement SA                                                 7,300             296,555
   Euler-Hermes SA                                                      12,758             704,170
 * Eurafrance                                                           43,296           2,661,228
 * Euraltech SA                                                         11,700              22,432
*# Euro Disney SCA                                                     797,643             360,193
 * Evialis SA                                                            1,200              43,582
   Exel Industries SA                                                    1,800             108,730
   Explosifs et de Produits Chimiques                                      524             138,841
 # Faurecia SA                                                           6,500             421,238
   Fimalac SA                                                          111,143           4,344,466
   Fininfo SA                                                            9,760             273,837
 * Fleury Michon SA                                                      3,100             143,678
   Fonciere Lyonnaise SA                                                 9,596             413,614
   France-Africaine de Recherches Petrolieres (Francarep)                4,250             539,613
   Francois Freres (Tonnellerie) SA                                      3,150              80,462
 * Gantois Series A                                                        647              37,048
 * Gascogne SA                                                           6,472             566,467
 # Gaumont                                                              14,607             979,019
 * GCI (Groupe Chatellier Industrie SA)                                  7,258                 886
*# Generale de Geophysique SA                                           20,770           1,027,647
   Generale de Sante                                                    32,259             445,331
   Generale Location SA                                                  9,000             201,787
 * Geodis SA                                                             4,379             335,099
   Gespac System                                                         1,100              18,671
   Gevelot                                                               3,584             202,715
   GFI Informatique SA                                                  26,700             196,824
 # Gifi                                                                  4,678             359,086
 * Ginger (Groupe Ingenierie Europe)                                     2,600              41,562
   Grands Moulins de Strasbourg                                            110              56,417
 * Groupe Bourbon SA                                                     5,440             640,249
   Groupe Crit                                                           6,900             147,381
 * Groupe Flo SA                                                        11,900              63,126
 * Groupe Focal SA                                                       1,400              14,819
 * Groupe Go Sport SA                                                    2,207             173,770
   Groupe Guillin SA                                                     1,200              95,301
   Groupe Open SA                                                        2,000              77,199
   Groupe Steria                                                        14,365             499,032
   Guerbet SA                                                            1,700             113,353
 * Guitel                                                                  116                 921
   Guyenne et Gascogne SA                                               26,000           2,966,673
   Havas SA                                                             62,300             330,724
   Hoteliere Lutetia Concorde                                            2,505             444,858
 * Hotels et Casinos de Deauville                                        2,055           1,092,020
   Hyparlo SA                                                            5,514             287,662
   IDSUD                                                                   614              18,855
   IMS International Metal Service SA                                   12,630             100,187
   Industrielle et Financiere d'Entreprise SA                              300              46,330

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
*# Infogrames Entertainment SA                                          83,638     $       243,609
*# Ingenico SA                                                          61,820             847,231
 * Ioltech SA                                                              500              49,410
   Ipsos SA                                                              5,776             616,677
   Kaufman et Broad SA                                                   7,722             283,530
   Lafuma SA                                                               810              61,072
   Laurent-Perrier                                                       3,100             107,861
   Lectra Systemes SA                                                   23,092             182,491
   Lisi SA                                                               7,827             367,823
   Manitou SA                                                           11,092           1,230,726
   Manutan International SA                                              4,700             214,023
   Marionnaud Parfumeries Retails Perfumes                              11,209             396,275
 * Matussiere et Forest SA                                              13,600              48,162
 * Metaleurop SA                                                        35,449              23,376
   MGI Coutier SA                                                        1,400              48,843
 * Montupet SA                                                          32,450             595,240
 * Mr. Bricolage SA                                                      6,600             217,595
 * MRM                                                                   1,424              17,077
   Neopost SA                                                            7,200             408,321
 * Nexans                                                               15,136             497,083
   Norbert Dentressangle                                                 8,372             413,549
   Nord Est SA                                                          21,507           1,078,212
*# Oberthur Card Systems SA                                             53,640             381,483
 * Oeneo                                                                31,265             137,568
 * Otor SA                                                              13,700              63,530
 * Parcours SA                                                           5,300              32,310
 * Passat SA                                                             2,400              46,793
 * Penauille Polyservices SA                                            10,200             104,292
 * Petit Forestier SA                                                    3,043             122,577
   Pierre & Vacances                                                     6,635             568,255
 * Pinguely-Haulotte SA                                                 25,000             183,974
   Plastic Omnium SA                                                    15,423             758,701
   Plastivaloire SA                                                      1,700              44,364
   Prosodie SA                                                           4,500             128,020
   PSB Industries SA                                                     1,240             162,793
 * Radiall SA                                                            1,340             106,339
   Robertet SA                                                           1,076             120,950
   Rodriguez Group SA                                                    9,687             525,517
   Rougier SA                                                            2,040             153,195
 * S.T. Dupont SA                                                        3,800              18,331
   Sabeton                                                              13,500             197,874
   Samse SA                                                              4,400             549,728
 * Sasa Industries SA                                                    1,000              26,262
 * Saveurs de France-Brossard                                              900              22,159
 * Scor SA                                                             524,279             768,216
 * SDR de Bretagne SA                                                    1,314              41,691
   SEB SA Prime Fidelite 2002                                            3,300             371,106
   Sechilienne-Sidec                                                     2,200             389,838
   Securidev SA                                                          1,500              19,853
   Selectibail                                                          29,286             896,890
   Signaux Girod SA                                                        600              29,689
   SILIC (Societe Immobiliere de Location pour L'industrie
     et le Commerce)                                                    15,009           1,014,484
   Skis Rossignol SA                                                    41,668             687,273
   Smoby SA                                                                500              44,622
   Societe du Louvre SA                                                  9,503             911,925
 * Societe Francais des Papiers Peints                                     400               4,772
   Societe Industrielle D'Aviations Latecoere SA                         3,700             121,799
   Societe Pour L'Informatique Industrielle SA                           1,800     $        66,262
 * Solving International SA                                              2,100              20,945
   Somfy Interational SA                                                22,900           4,304,685
   Sopra SA                                                              7,618             339,428
 # SR Teleperformance                                                   90,928           2,081,121
   Stallergenes SA                                                       1,949             103,468
   Ste Virbac SA                                                         7,637             276,391
   Stef-Tfe SA                                                           2,032             205,761
   Sucriere de Pithiviers-le-Vieil                                       1,825           1,283,589
 * Sylis SA                                                              4,700              32,928
   Synergie SA                                                           8,000             209,838
   Taittinger SA                                                        12,700           2,713,057
 * Teisseire France SA                                                     700              67,431
 * Tessi SA                                                              1,700              66,447
   Touax (Touage Investissement SA)                                     10,378             202,453
 * Toupargel-Agrigel SA                                                  6,200             172,257
   Trigano SA                                                            7,953             439,279
 * Ubi Soft Entertainment SA                                            10,800             282,674
   Unilog SA                                                             9,747             488,426
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                       31,700           2,765,783
 * Valtech, La Defense                                                  48,000              52,240
   Viel et Compagnie                                                    44,339             213,065
 # Vilmorin et Cie SA                                                    2,349             361,390
   VM Materiaux SA                                                         300              38,544
   Vranken Monopole                                                      2,800             110,954
   Zodiac SA                                                            14,964             486,317
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $48,556,589)                                                                    79,340,531
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Ales Groupe SA Warrants 03/23/09                                        316               1,389
 * Groupe Open Warrants 10/21/06                                         1,000                 818
 * Oeneo Warrants 08/26/06                                              14,365               6,497
 * Prosodie SA Warrants 10/28/06                                           900                 655
 * Ubi Soft Entertainment SA Warrants 05/14/06                           4,100               1,903
 * Valtech, La Defense Warrants 07/29/05                                20,000                 975
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,814)                                                                             12,237
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $48,558,403)                                                                    79,352,768
                                                                                   ---------------
GERMANY -- (11.1%)
COMMON STOCKS -- (11.1%)
   A.S. Creation Tapeton AG                                              2,900              59,743
 # Aareal Bank AG                                                       46,391           1,572,562
 * Acg AG Fuer Chipkarten und Informationssysteme                       15,400              33,819
   Ackermann-Goeggingen AG                                               8,100             158,498
   AC-Service AG                                                         4,300              27,698
 * Adva AG Optical Networking                                           39,883             261,646
 * Agrob AG                                                              5,800              61,202
 * Aigner (Etienne) AG                                                     600             106,831
 * Aixtron AG                                                           74,124             435,616
   Amadeus Fire AG                                                       4,900              31,754
   Andreae-Noris Zahn AG, Anzag                                         27,200             961,684
 * Articon Integralis AG                                                 7,900              28,093

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Atoss Software AG                                                     3,700     $        50,590
 * Augusta Technologie AG                                               11,750              24,371
 # Ava Allgemeine Handelsgesellschaft der Verbraucher AG                35,814           1,405,711
 # AWD Holding AG                                                       52,932           1,781,445
 * Baader Wertpapier Handelsbank AG                                     19,026             139,558
 # Balda AG                                                             40,277             355,105
 * Basler AG                                                             3,200              52,847
 # Beate Uhse AG                                                        56,241             746,045
   Bechtle AG                                                           25,498             396,993
 * Berliner Elektro Holding AG                                          17,611             160,760
   Bertrandt AG                                                          9,850             158,922
   Beru AG                                                              14,051           1,061,422
   Beta Systems Software AG                                              2,850              55,853
   Bien-Haus AG                                                          2,400              36,033
 # Bilfinger & Berger Bau AG                                            44,787           1,472,801
 * Biolitec AG                                                           8,000              42,533
 * Biotest AG                                                            2,400              32,035
 * BKN International AG                                                 13,200              81,444
 * BMP AG                                                               10,600              34,292
 # Boewe Systec AG                                                       7,866             376,821
 * Borussia Dortmund GMBH & Co. KGAA                                    21,650              77,303
*# Brau und Brunnen AG                                                     300              41,479
   Bremer Energiekonto AG                                               14,700              27,498
 * CBB Holding AG                                                      102,602               4,737
 * Ce Consumer Electrnic AG                                             21,600              45,940
 * Ceag AG                                                              20,670             227,287
 * Cenit AG Systemhaus                                                   3,500              55,707
 * Centrotec Hochleistungskunststoffe AG                                 7,500             122,220
   Cewe Color Holding AG                                                 7,073             155,667
   Comdirect Bank AG                                                   120,666           1,071,574
 * Computec Media AG                                                     4,650              34,624
   Computerlinks AG                                                      5,700              84,314
 * Condomi AG                                                            1,800               5,182
 * CTS Eventim AG                                                       14,800             235,001
 * Curanum AG                                                           21,500              50,227
 * D. Logistics AG                                                      37,750              79,963
*# DAB Bank AG                                                          70,271             531,944
 * Data Modul AG                                                         2,904              57,127
 * DEAG Deutsche Entertainment AG                                       10,500              34,990
*# Deutsche Euroshop AG                                                 18,927             809,102
 * Deutsche Steinzeug Cremer & Breuer AG                                87,200              97,072
*# Deutz AG                                                             96,790             420,279
 * Dierig Holding AG                                                    10,500             152,121
   Dis Deutscher Industrie Service AG                                   18,524             495,273
 * Dom-Braugerei AG                                                      1,100              44,940
   Douglas Holding AG                                                   43,825           1,169,648
 * Dr. Scheller Cosmetics AG                                             4,000              16,852
 * Drillisch AG                                                         28,287             120,878
*# Duerr Beteiligungs AG                                                17,593             440,484
   DVB Bank AG                                                           7,124             888,517
 * Eckert and Ziegler Strahlen - und Medizintechnik AG                   3,000              33,792
 * Elexis AG                                                             8,600              55,531
   Elmos Semiconductor AG                                               23,218             359,878
   ElreingKlinger AG                                                     1,500             163,999
*# Em.TV AG                                                             18,773              52,959
 * Emprise Management Consulting AG                                      8,950     $        18,758
 * Epcos AG                                                             55,500           1,126,358
   Erlus Baustoffwerke AG                                                  297             128,765
 * Escada AG                                                            20,520             359,975
 * Eurobike AG                                                           1,700                 313
 * Evotec Biosystems AG                                                 42,707             218,468
   Feilmann AG                                                          29,181           1,624,007
 # FJA AG                                                                9,889             130,406
   Fortec Elektronik AG                                                  1,400              37,963
 * Freenet.De AG                                                        16,800           1,541,736
   Fuchs Petrolub AG Oel & Chemie                                        6,693             494,747
   GFK AG                                                               37,903           1,278,675
 * Gft Technologies AG                                                  22,600              56,450
*# GPC Biotech AG                                                       23,900             342,912
 # Grenkeleasing AG                                                     15,958             626,011
   Gwag Bayerische Wohnungs-Aktiengesellschaft AG                        3,383             144,994
   Hamborner AG                                                         21,000             589,789
 * Hawesko Holdings AG                                                   4,300             131,109
 * Herlitz AG                                                            6,962              25,954
   Hochtief AG                                                          34,000             746,203
 * Hoeft & Wessel AG                                                     6,100              24,252
   Hucke AG                                                              8,300              36,967
 # Hugo Boss AG                                                         25,100             515,372
   Hutschenreuther AG                                                    2,800              38,414
 * I-D Media AG                                                          9,700              20,525
 * IFA Hotel & Touristik AG                                              7,000              61,031
 * IM International Media AG                                            19,800              15,307
*# Innovation in Traffic Systems AG                                     12,300              51,017
   Interseroh AG                                                        11,845             179,416
*# Intershop Deutschland AG                                              7,955              16,340
 * Intertainment AG                                                      8,500              41,583
 * Isra Vision Systems AG                                                3,650              55,571
 # IVG Immobilien AG                                                   143,237           1,655,029
   Iwka AG                                                              26,613             564,501
   Jenoptik AG                                                          67,265             821,464
 # K & S Aktiengesellschaft AG                                         129,500           4,130,207
   Kampa-Haus AG                                                        10,375              81,101
   Keramag Keramische Werke AG                                          13,000             796,143
 * Kloeckner-Werke AG                                                   53,211             631,966
 * Kontron AG                                                           53,965             423,322
   Krones AG                                                            10,180             919,812
   KSB AG                                                                2,387             460,515
   KWS Kleinwanzlebener Saatzucht AG                                     1,650           1,156,027
 * Leica Camera AG                                                       4,400              27,172
 # Leifheit AG                                                          12,500             381,843
 # Leoni AG                                                             25,000           1,525,370
   Loewe AG                                                              7,100              52,653
 * LPKF Laser & Electronics AG                                           9,000              42,942
 * Masterflex AG                                                         4,400             155,982
 * Maternus-Kliniken AG, Bad Oyenhausen                                  2,400               2,289
 * Maxdata AG                                                           32,897             140,659
 * Mediclin AG                                                          30,850              54,489
 * Medigene AG                                                           8,600              80,559
 * Mensch und Maschine Software AG                                       5,350              50,199
 * Morphosys AG                                                          4,800             127,516
 * Mosaic Software AG                                                    5,200              13,988

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Muehlabauer Holdings AG & Co. KGAA                                    7,423     $       230,977
 * MVS Miete Vertrieb Service AG                                        13,050              27,120
   MVV Energie AG                                                       58,291             960,418
 * MWG Biotech AG                                                       30,700              46,277
 * Nemetschek AG                                                         7,400              66,065
 * Neschen AG                                                            5,800              31,843
 * Norddeutsche Affinerie AG                                            37,449             482,917
   Norddeutsche Steingutfabrik AG                                        5,960              31,296
   Novasoft AG                                                          18,550              61,298
 * November AG                                                           5,400              32,961
 * Ohb Teledata                                                         12,650             109,800
 * Pandatel AG                                                           5,700              21,958
 * Parsytec AG                                                          11,900              52,469
   PC-Ware Information Technologies AG                                   5,100              54,100
 * Personal & Informatik AG                                              5,900              42,144
   Pfeiffer Vacuum Technology AG                                         8,250             322,003
 * Pfleiderer AG                                                        51,351             387,233
 * Phoenix AG, Hamburg                                                  37,500             687,065
 * Plambeck Neue Energien AG                                            19,350              45,218
 * Plenum AG                                                             9,300              29,183
 * Primacom AG                                                          15,200               9,224
 * Produkte und Syteme der Informationstechnologie AG                   10,300              46,813
   Progress-Werk Oberkirch AG                                            5,000             161,914
   Puma AG                                                               5,700           1,387,699
 * PVATepla AG                                                          15,550              29,890
*# Qs Communications AG                                                124,164             593,928
   Rational AG                                                          15,083             967,109
 * Realtech AG                                                           3,650              24,849
   Renk AG                                                              19,400             599,513
 * Repower Systems AG                                                    5,000             111,430
 # Rheinmetall Berlin AG                                                45,000           1,726,682
   Rhoen Klinikum AG                                                    24,107           1,134,092
   Rinol AG                                                              5,900              18,580
 * Rohwedder AG                                                          4,860              35,728
 * Ruecker AG                                                            7,800              30,482
 # Salzgitter AG                                                        85,948           1,020,754
 * SAP Systems Integrations AG                                          35,050             877,359
   Sartorius AG                                                         11,252             192,370
   Schlott Sebaldus AG                                                   7,440             215,380
   Schwarz Pharma AG                                                    30,101             846,637
   Sektkellerei Schloss Wachenheim AG                                   15,120             144,303
 * Senator Entertainment AG                                              9,800               3,111
 * SGL Carbon AG                                                        57,758             553,816
 * Singulus Technologies AG                                             36,100             688,832
   Sinner AG, Karlsruhe                                                  4,160              62,690
   Sixt AG                                                              19,433             313,718
 * Sm Wirtschaftsberatungs AG                                            3,350              33,401
 * Software AG                                                          34,296             908,821
   Stada Arzneimittel AG                                                25,093           1,298,467
 * Stahl (R.) AG                                                         6,300              60,796
 * Steag Hamtech AG                                                     35,473             143,035
 * Stoehr & Co. AG                                                      16,000              65,668
 * Strabag AG                                                            4,840             327,288
   Stratec Biomedical Systems AG                                         3,200              46,891
   Stuttgarter Hofbraeu AG                                              18,000             575,785
   Sued-Chemie AG                                                       29,146           1,032,237
 * Suess Microtec AG                                                    17,785             154,840
   Syskoplan AG                                                          3,300     $        25,471
 * Syzygy AG                                                            18,000             102,827
   Takkt AG                                                             87,707             658,758
 * Techem AG                                                            29,076             673,450
   Technotrans AG                                                        6,450              94,624
 * Telegate AG                                                          20,500             267,486
 * Teles AG Informationstechnologien                                    26,657             293,249
   Textilgruppe Hof AG                                                  12,170              75,813
 * TFG Venture Capital AG & Co. KGAA                                     8,800              25,572
*# Tomorrow Focus AG                                                    42,650             137,995
 * TTL Information Technology AG                                         6,400              23,931
 * TV Loonland AG                                                        7,000              17,230
 * Umweltkontor Renewable Energy AG                                     14,100              10,337
 # United Internet AG                                                   79,458           1,994,814
 * USU Software AG                                                      16,850              72,162
 * Utimaco Safeware AG                                                  12,200              49,274
 * Value Management & Research AG                                        7,650              20,357
 * VBH (Vereinigter Baubeschlag-Handel) AG                               9,415              34,662
 * Vereinigte Deutsche Nickel-Werke AG                                  12,150              16,333
   VK Muehlen AG                                                         1,312             119,365
 * Vossloh AG                                                           21,469           1,033,059
   Wanderer-Werke AG                                                     7,903             231,164
 * WCM Beteiligungs AG                                                 346,726             492,274
 * Westag and Getalit AG, Rheda-Wiedenbrueck                             7,000              65,580
   Wuerttembergische Lebensversicherung AG                              11,330             224,328
 # Wuerttembergische Metallwarenfabrik AG                               30,330             559,139
   Wuerzburger Hofbraeu AG                                                 133              62,429
   Zapf Creation AG                                                      7,500             159,339
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $59,146,816)                                                                    73,151,471
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Em.TV AG Options 04/18/06                                            18,773               7,107
*# Em.TV AG Options 04/18/08                                            18,773               9,858
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $61,194)                                                                            16,965
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $59,208,010)                                                                    73,168,436
                                                                                   ---------------
SWITZERLAND -- (8.7%)
COMMON STOCKS -- (8.6%)
 * A. Hiestad Holding AG                                                   190              96,482
 * Accu Holding AG Registered Shares                                        60               8,610
 * Actelion, Ltd.                                                        4,400             483,436
 * AFG Arbonia-Forster Holding AG                                        2,610             372,836
 * Agie Charmilles Holding AG                                            3,000             209,827
   Allreal Holding AG                                                    4,357             363,568
   Also Holding AG                                                         268              70,653
 * Amazys Holding AG                                                     1,183              40,920
 * Ascom Holding AG                                                     22,120             230,306
   Bachem AG                                                             3,659             199,906
 # Bank Coop AG                                                         29,405           1,223,646
 # Bank Sarasin & Cie Series B, Basel                                      304             432,059
 * Banque Cantonale de Geneve                                            1,344             206,965
   Banque Cantonale du Jura                                                450              86,060

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Banque Cantonale Vaudoise                                               600     $        66,009
   Banque Privee Edmond de Rothschild SA, Geneve                           120           1,358,296
   Barry Callebaut AG                                                    3,526             811,346
   Basellandschaftliche Kantonalbank                                       600             402,554
   Basler Kantonalbank                                                   5,250             387,754
   Batigroup Holding AG                                                  2,902              30,066
   Belimo Holdings                                                         330             161,355
 * Berna Biotech                                                        18,727             136,630
 # Berner Kantonalbank                                                   4,815             571,926
   BHB Beteiligungs und Finanzgesellschaft                                 150               5,251
 # Bobst Group SA                                                       18,200             581,498
   Bossard Holding AG                                                    6,350             310,772
   Bucher Industries AG, Niederweningen                                  3,355             563,286
   BVZ (Brig Visp Zermatt) Holding AG                                      370              71,018
 # Caisse d'Epargne Cantonale Vaudoise, Lausanne                           697             618,056
   Calida Holding AG                                                       396             102,553
 * Carlo Gavazzi Holding AG                                                910              56,028
   Charles Voegele Holding AG                                            3,960             265,820
 # Cie Financiere Tradition                                              5,202             455,131
 # Conzzeta Holdings AG                                                  1,415           1,263,446
 * Crossair AG, Basel                                                   13,517             129,415
   Daetwyler Holding AG, Atldorf                                           348             693,159
   Edipresse SA, Lausanne                                                  694             341,511
   EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg           8,390           5,624,292
   Eichhof Holding AG                                                      188             134,464
   Energie Electrique du Simplon SA                                        350              42,659
   Energiedienst Holding AG                                              8,265           2,570,114
   Escor Casino & Entertainment AG                                         744              20,082
 * Feintol International Holding AG                                        254              50,675
 * Fischer (Georg) AG, Schaffhausen                                      1,822             397,233
 * Flughafen Zuerich AG                                                  2,810             229,198
 * Forbo Holding AG, Eglisau                                             1,100             285,022
   Fuchs Petrolub AG Oel & Chemie Non-Voting                             6,003             442,425
*# Galenica Holding, Ltd. AG, Bern                                       4,290             644,434
   Geberit AG                                                              870             560,197
 * Generale d'Affichage, Geneve                                            337             188,654
 * Generali (Switzerland) Holdings, Adliswil                             1,670             249,943
 * Golay-Buchel Holding SA, Lausanne                                        40              31,091
   Gornergrat Monte Rasa-Bahnen Zermatt                                     70              46,386
*# Gurit-Heberlein AG                                                    1,125             966,407
 # Helvetia Patria Holding                                               4,331             761,823
 * HPI Holding SA                                                        6,000               9,307
   Industrieholding Cham AG, Cham                                          864             175,122
 * Interroll-Holding SA                                                    320              37,499
 # Jelmoli Holding AG                                                    1,521           1,903,559
 # Jelmoli Holding AG, Zuerich (Namen)                                   2,835             707,520
   Kaba Holding AG                                                       2,040             410,355
   Kardex AG, Zuerich                                                    1,039             144,497
   Kardex AG, Zuerich (Participating)                                      610              84,889
 * Komax Holding AG                                                      1,411             103,766
 * Kudelski SA                                                          13,000             398,382
 # Kuoni Reisen Holding AG                                               1,470             583,704
 * Leica Geosystems Holdings AG                                          1,057     $       175,713
 * Lem Holdings AG, Lyss                                                   270              43,119
 # Luzerner Kantonalbank AG                                              5,000             798,886
 * Maag Holding AG, Zuerich                                                922             121,872
 * Micronas Semi                                                        12,202             540,442
 * Mikron Holding AG, Biel                                               2,652              29,921
 * Mobilezone Holding AG                                                13,349              40,304
 * Moevenpick-Holding, Zuerich                                           1,320             827,276
   Nobel Biocare Holding AG                                             45,460           6,757,938
   Orell Fussli Graphische Betriebe Ag, Zuerich                          2,400             272,853
   Oz Holding AG                                                         4,400             294,089
 * Parco Industriale e Immobiliare SA                                      600               1,674
 * Phoenix Mecano AG, Stein am Rhein                                     2,749             784,724
   Phonak Holding AG                                                    29,137             871,081
 # PSP Swiss Property AG                                                35,198           1,227,492
   Publicitas Holding SA, Lausanne                                       1,535             477,783
 # Rieters Holdings AG                                                   2,626             665,981
   Roche Holding AG Genusschein                                            800              84,257
   SAIA-Burgess Electronics AG                                             274             133,279
   Sarna Kunststoff Holding AG                                           1,760             167,896
 * Saurer AG                                                             7,843             396,643
 * Schaffner Holding AG                                                    300              46,784
 * Schweiter Technology AG                                                 649             114,009
   Schweizerhall Holding AG, Basel                                         140             203,561
 # Schweizerische National Versicherungs Gesellschaft                      692             331,178
   Scintilla AG                                                            170             142,894
   SIA Abrasives Holding AG                                                337              61,313
 # Siegfried Holding AG                                                  8,560           1,087,350
   Sig Holding AG                                                        3,300             564,522
 * Sihl                                                                    150                 359
*# Sika Finanz AG, Baar                                                  1,185             595,706
 # Sopracenerina                                                         2,409             378,935
 # St. Galler Kantonalbank                                               3,636             731,250
   Sulzer AG, Winterthur                                                 1,637             407,701
 * Swiss Prime Site AG                                                   2,212             468,678
*# Swisslog Holding AG                                                  17,025              18,246
   Tamedia AG                                                            5,300             487,914
 # Tecan Group AG                                                        5,859             250,212
 * Temenos Group AG                                                     35,359             322,285
 * UMS Schweizerische Metallwerke Holding AG, Bern                       2,560              65,708
 * Unaxis Holding AG                                                     2,013             227,974
   Unilabs SA                                                            2,700              53,950
*# Valiant Holding AG                                                    9,978             830,575
 # Valora Holding AG                                                     2,097             496,492
 * Vaudoise Assurances Holding, Lausanne                                    45              73,476
   Villars Holding SA, Fribourg                                            150              32,286
 * Von Roll Holding AG                                                  23,024              22,749
*# Von Roll Holding AG, Gerlafingen                                     23,024              23,567
   Vontobel Holdings AG                                                 44,250             942,552
   Walliser Kantonalbank                                                   150              37,882
 * Wmh Walter Meier Holding Ag, Zuerich                                  1,000              48,177
   Zehnder Holding AG                                                      193             199,108
   Zschokke Holding SA, Geneve                                             230             101,069
 * Zueblin Holding AG                                                   13,393             104,888

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Zuger Kantonalbank                                                      590     $     1,342,451
TOTAL COMMON STOCKS
  (Cost $30,646,624)                                                                    56,740,877
                                                                                   ---------------
PREFERRED STOCKS -- (0.1%)
   Fuchs Petrolub AG Oel & Chemie
    (Cost $266,229)                                                      6,003             420,425
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
    (Cost $4,164)                                                                            4,255
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Accu Holding AG Rights 05/28/04
     (Cost $7,757)                                                          60               3,827
                                                                                   ---------------
TOTAL -- SWITZERLAND
  (Cost $30,924,774)                                                                    57,169,384
                                                                                   ---------------
ITALY -- (7.4%)
COMMON STOCKS -- (7.4%)
 * Acea SpA                                                            163,000           1,158,164
 * Acegas SpA                                                           31,875             256,030
 * Actelios SpA                                                         25,801             203,256
 * Aem Torino SpA                                                      450,627             843,820
   Aeroporto de Firenze SpA                                              6,000              72,397
*# Alitalia Linee Aeree Italiane SpA Series A                        3,706,002           1,061,803
   Amplifon SpA                                                         18,242             635,794
 * Auschem SpA (In Liquidation)                                         82,000                   0
   Azienda Mediterranea Gas e Acqua SpA                                360,014             561,812
 # Banca Ifis SpA                                                       19,351             211,909
 # Banca Intermobiliare di Investimenti e Gestoni SpA                  132,998             888,983
   Banca Monte Dei Paschi di Siena SpA                                 229,515             711,825
   Banca Popolare Dell'etruria e Del Lazio Scrl                         23,918             523,221
   Banca Profilo SpA                                                   114,243             245,428
   Banco di Desio e della Brianza SpA                                  109,105             526,112
   Banco Piccolo Valellinese Scarl SpA                                  56,071             554,870
 * Bastogi SpA                                                       1,183,000             189,622
 * Beghelli SpA                                                        142,000              95,703
   Beni Stabili SpA, Roma                                            1,309,500             957,501
   Biesse SpA                                                           17,100              47,547
 * Binda SpA                                                         1,299,375                   0
   Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma            9,675             177,070
   Bremba SpA                                                           74,782             531,677
 * Brioschi Finanziaria SpA, Milano                                    373,400             121,587
   Buzzi Unicem SpA                                                     94,100           1,237,422
 # Caltagirone Editore SpA                                             132,868           1,011,295
 # Caltagirone SpA                                                     178,399           1,109,571
   CAMFIN (Cam Finanziaria)                                             36,527              83,652
   Carraro SpA                                                          34,400             113,541
 # Cementir Cementerie del Tirreno SpA                                 249,704             794,782
   CIR SpA (Cie Industriale Riunite), Torino                           591,100           1,202,346
 * Cirio Finanziaria SpA                                               175,000     $        37,184
   Class Editore SpA                                                    83,868             179,310
*# CMI SpA                                                              64,502             284,066
 * Coats Cucirini SpA                                                   30,000              36,128
 * Compagnia Immobiliare Azionaria                                      44,000               7,875
   Credito Artigiano SpA                                               114,446             425,732
 # Cremonini SpA                                                       135,428             228,323
   CSP International Industria Calze SpA                                10,000              16,130
   Danieli & C.Officine Meccaniche SpA                                  66,500             279,474
 * Dataconsyst C.G.S. SpA, Monza                                           220                   0
   Davide Campari - Milano SpA                                          27,599           1,307,154
   De Longhi SpA                                                       139,386             490,745
 * Del Favero SpA                                                       86,000                   0
 * Ducati Motor Holding SpA                                            129,900             185,167
   Emak SpA                                                             27,000             117,329
   Erg SpA                                                             173,330           1,090,133
   Ergo Previdenza SpA                                                  95,165             509,800
   Ericsson SpA                                                         24,374             967,679
   Esprinet SpA                                                          3,700             108,626
 * Finarte Casa d'Aste SpA (Milano)                                     56,266              70,771
 * Finarte Partecipazioni Pro Arte SpA                                 242,693              47,745
*# Finmatica SpA                                                        35,900             136,526
 * FMC (Fabbrica Milanese Condutorri SpA)                               25,000                   0
 * Fochi (Filippo) SpA                                                 216,000                   0
 * Fornara Societa Finanziaria e di Partecipazioni SpA                 310,000                   0
   Gabetti Holding SpA                                                  55,000             124,597
   Gefran SpA                                                           11,000              53,834
*# Gemina SpA                                                          331,283             308,019
 * Gerolimich SpA (In Liquidation)                                     297,400                   0
 # Gewiss SpA                                                          221,700           1,023,537
 * Giovanni Crespi SpA                                                  49,200              37,869
   Grandi Navi Veloci SpA                                               53,833             123,601
 # Granitifiandre SpA                                                   33,237             273,769
 * Grassetto SpA                                                       279,125                   0
 * Gruppo Ceramiche Ricchetti SpA                                      164,000              60,054
   I Grandi Viaggi SpA                                                  28,100              26,907
*# Immobiliare Lombardia SpA                                           425,000              86,699
   Immsi SpA                                                           287,000             485,832
*# Impregilo SpA                                                       592,300             316,509
 # Industria Macchine Automatique SpA                                   33,671             448,636
   Industria Romagnola Conduttori Elettrici SpA                         17,500              54,730
   Industrie Zignago S. Margherita SpA                                  52,000             818,457
   Interpump Group SpA                                                  75,402             384,788
   ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                        34,500             223,575
 # Italmobiliare SpA, Milano                                            20,975             979,514
 * Juventus Footbal Club SpA                                            98,000             186,043
   La Doria SpA                                                         22,000              59,415
 * Lavorwash SpA                                                        10,000              21,548
   Linificio and Canapificio Nazionale SpA                              22,000              52,202
   Maffei SpA                                                           52,500              96,050
 * Mandelli SpA                                                         41,000                   0
 # Manifattura Lane Gaetano Marzotto & Figli SpA                       138,000           1,579,981

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

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Marcolin SpA                                                         35,100     $        46,749
   Mariella Burani Fashion Group SpA                                    26,077             241,831
   Meliorbanca SpA                                                      90,667             398,133
   Merloni Elettrodomestici SpA                                        155,000           2,649,895
   Milano Assicurazioni SpA                                            266,700           1,003,871
   Mirato SpA                                                           12,000              86,458
 * Monrif SpA                                                          150,000             138,752
 * Montefibre SpA                                                      143,130              38,881
 # Navigazione Montanari SpA                                           110,917             243,930
 * Necchi SpA                                                          164,250              14,241
 * Negri Bossi SpA                                                      13,700              38,485
 * NGP SpA                                                              17,891               7,647
   Olidata SpA                                                          20,000              24,935
 * Opengate Group SpA                                                    4,000               9,330
 * Pagnossin SpA                                                         9,000              10,988
 * Perlier SpA                                                         100,700              24,309
   Permasteelisa SpA                                                    24,470             420,278
 # Pininfarina SpA                                                      31,285             849,351
 # Pirelli & C.Real Estate SpA                                           9,600             341,944
   Poligrafici Editoriale SpA                                          132,000             263,542
 * Premafin Finanziaria SpA Holding di Partecipazioni, Roma            342,051             438,278
 # Premuda SpA                                                          50,800             104,310
 * Ratti SpA                                                            31,768              17,466
   Recordati Industria Chimica e Farmaceutica SpA                       58,644           1,142,315
*# Reno de Medici SpA, Milano                                          332,210             301,332
 * Richard-Ginori 1735 SpA                                             128,000              92,847
   Risanamento Napoli SpA                                              255,850             424,393
 * Rodriquez SpA                                                        41,250                   0
 * Roncadin SpA                                                         81,400              45,192
   Sabaf SpA                                                             9,200             169,693
*# Saeco International Group SpA                                       154,000             678,509
   SAES Getters SpA                                                     14,750             226,549
   SAI SpA (Sta Assicuratrice Industriale), Torino                      32,500             723,027
 * Schiapparelli 1824 SpA, Milano                                      166,200              29,735
 * Sirti SpA                                                            29,967              73,623
   SISA (Societa Imballaggi Speciali Asti SpA)                          65,000             165,261
 * SMI STA Metallurgica Italiana SpA                                   565,280             149,711
 # SNIA SpA                                                            227,590              68,573
*# Societa Sportiva Lazio SpA                                           18,150              23,421
 # Societe Cattolica di Assicurazoni Scarl SpA                          27,170           1,055,574
   Sogefi SpA                                                          182,500             685,265
 # Sol SpA                                                              81,830             348,520
 * SOPAF (Societa Partecipazioni Finanziarie SpA)                       85,000              17,808
 * Sorin SpA                                                           341,385             875,453
   Stefanel SpA                                                         54,400             114,161
   Targetti Sankey SpA                                                  14,500              61,652
 * Tecnodiffusione Italia SpA                                            3,332               8,138
   Terme Demaniali di Acqui SpA                                        532,000             309,952
 # Tod's Group SpA                                                      30,476           1,037,865
 * Trevi-Finanziaria Industriale SpA                                    52,400              64,011
 * Tripcovich (D.) & Co. SpA Navigazione
     Rimorchi e Salvataggi Trieste                                     113,898                   0
 * Unione Manifatture SpA (In Liquidation)                             156,000                   0
 * Unipar (Unione Nazionale di Participazione SpA)
     (In Liquidation)                                                  539,000     $             0
 * Vemer Siber Group SpA                                                46,000              38,263
 * Viaggi del Ventaglio SpA                                             23,000              34,226
   Vianini Industria SpA                                                52,520             149,833
 # Vianini Lavori SpA                                                  180,752           1,103,423
   Vittoria Assicurazioni SpA                                           51,500             330,906
   Zucchi (Vincenzo) SpA                                               144,350             650,599
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $42,678,188)                                                                    49,094,237
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Societa Sportiva Lazio SpA Rights 06/14/04                           18,150                 432
 * Tecnodiffusione Italia SpA Warrants 11/15/04                          1,332                 129
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $104,621)                                                                              561
                                                                                   ---------------
TOTAL -- ITALY
  (Cost $42,782,809)                                                                    49,094,798
                                                                                   ---------------
SWEDEN -- (6.6%)
COMMON STOCKS -- (6.6%)
 * Active Biotech AB                                                    38,640             277,286
   Addtech AB Series B                                                  22,300             130,440
   Alfa Laval AB                                                        18,600             287,253
 * Alfaskop AB                                                           3,200                 343
   Angpannefoereningen AB Series B                                      10,800             184,255
*# Anoto Group AB                                                      134,833             280,900
   Axfood AB                                                            73,400           1,843,548
*# Axis AB                                                              76,994             139,444
 * B & N Bylock & Nordsjoefrakt AB Series B                             41,800              92,622
   Beiger Electronics AB                                                11,700             104,613
   Beijer AB Series B                                                   11,700             146,129
   Beijer Alma AB Series B                                              10,400             137,968
   Bergman & Beving AB Series B                                         36,200             260,158
   Biacore International AB                                             11,150             260,688
   Bilia AB Series A                                                   116,725           1,442,011
   Billerud AB                                                          58,700             913,801
 * Boliden AB                                                          197,400             720,189
 * Bong Ljungdahl AB                                                     9,000              42,251
 * Boras Waefveri AB Series B                                            8,600              31,584
 * Boss Media AB                                                        63,200             161,346
*# Bostads AB Drott                                                     21,350             383,743
 * Capio AB                                                             78,700             762,528
   Capona AB                                                            25,400             221,490
   Carbo AB                                                             37,100             917,167
   Castellum AB                                                         43,600           1,028,418
   Cloetta AB Series B                                                  22,250             523,083
   Concordia Maritime AB Series B                                       37,300              92,902
 * Connecta AB                                                             250                 211
 * Consilium AB Series B                                                 4,300              18,075
 * Consilum AB Series B Issue 04                                           946               3,977
   D. Carnegie & Co. AB                                                 74,000             789,208
   Digital Illusions AB Series A                                         7,800              79,831
 * Doro Telefoni AB Series A                                             2,900               3,612
 * Drott Series AB                                                      89,700           1,254,548
 * Duroc AB Series B                                                     2,700               5,245

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Elekta AB                                                            28,600     $       571,275
*# Enea Data AB Series B                                               440,000             180,497
   Eniro AB                                                            154,000           1,209,611
 * Expanda AB                                                            6,547              28,914
   Fagerhult AB                                                         14,100             154,596
 * Fagerlid Industrier AB                                                8,600                   0
 * Finnveden AB                                                         57,000             472,909
 * Framfab AB Issue 04                                                 276,000              22,683
*# Framtidsfabriken AB                                                 690,000              56,707
 * Frontec AB Series B                                                  50,800              43,723
   Getinge AB                                                          176,604           2,059,565
   Geveko AB Series B                                                    8,300             165,513
 * Glocalnet AB                                                        187,500              71,787
   Gorthon Lines AB Series B                                            41,800              99,732
   Gunnebo AB                                                           50,000             611,837
   Haldex AB                                                            39,000             612,583
   Heba Fastighets AB Series B                                          13,500             162,317
   Hexagon AB Series B                                                   3,572             114,306
   Hiq International AB                                                 41,889              75,912
   HL Display AB Series B                                                6,000              99,604
   Hoganas AB Series B                                                  38,200             946,042
 * IBS AB Series B                                                      83,200             146,490
 * Icon Medialab International AB                                      145,300              85,642
 * Industrial & Financial Systems AB Series B                           59,300              89,184
 * Industrifoervaltnings AB Skandigen                                   63,975             180,553
 * Intentia International AB Series B                                  149,420             172,510
 * Intrum Justitia AB                                                  115,700             702,643
   Karlshamns AB                                                        23,800             263,272
   Kinnevik Industrifoervaltnings AB Series B                           44,400           1,376,789
 * Klippans Finpappersbruk AB                                            5,800              16,047
   Klovern AB                                                           53,276             108,621
   Kungsleden AB                                                        17,600             491,277
   Lagercrantz Group AB Series B                                        23,800              68,754
 * LGP Allgon Holding AB                                                41,280             326,690
   Lindex AB                                                            16,100             451,133
   Ljungberg Gruppen AB Series B                                         3,800              55,201
 * Lundin Petroleum AB                                                 322,400           1,845,813
 * Mandator AB                                                          20,520               2,654
   Meda AB Series A                                                      9,725             261,530
 * Medivir Series B                                                      7,100              98,165
 * Medivir Series B Issue 04                                             3,550              49,082
 * Micronic Laser Systems AB                                            42,600             317,865
 * Modern Times Group AB Series B                                       48,700             875,329
   Naerkes Elektriska AB Series B                                        4,250              51,352
 # NCC AB Series B                                                     118,100             997,840
   Nefab AB Series B                                                     5,100             106,921
 * Net Insight AB Series B                                             199,000              54,293
   New Wave Group AB Series B                                           10,400             274,411
 # Nibe Industrier AB                                                   22,800             395,686
   Nolato AB Series B                                                   42,840             304,908
   Observer AB                                                         137,856             500,142
   OEM International AB Series B                                         7,100              90,798
 * OMHEX AB                                                             78,100           1,036,191
 # Orc Software AB                                                      16,500             164,087
 * Ortivus AB                                                           11,507              43,984
 * Partnertech AB                                                        9,800              67,075
   PEAB AB Series B                                                    105,200             633,049
 * Pergo AB                                                             43,300              94,870
   Poolia AB Series B                                                   18,150              65,796
 * Prevas AB Series B                                                   16,000     $        34,602
*# Pricer AB Series B                                                  431,500              61,237
 * Proact It Group AB                                                   15,000              44,602
*# Proffice AB                                                          72,800             168,512
   Profilgruppen AB                                                      4,000              31,675
   Protect Data AB                                                       6,500              45,446
 * PyroSequencing AB                                                    51,940              67,222
   Q-Med AB                                                             34,000             933,835
 * Readsoft AB Series B                                                 17,800              25,618
   Rottneros Bruk AB                                                   366,600             475,106
   Salus Ansvar AB Series B                                             12,900              28,919
   Sardus AB                                                            11,200             156,323
 * Scribona AB Series A                                                 40,100              78,078
 * Scribona AB Series B                                                 46,300              93,210
 * Semcon AB                                                            18,300              59,160
 * Sigma AB Series B                                                    25,800              18,228
   Skistar AB                                                           21,000             255,229
 * Song Network Holding                                                 43,845             276,663
   SSAB Swedish Steel Series A                                          60,300           1,008,661
   SSAB Swedish Steel Series B                                          17,100             276,772
   Sweco AB Series B                                                    23,450             314,971
*# Switchcore AB                                                       154,820              76,009
 * Teleca AB Series B                                                   69,200             393,021
*# Telelogic AB                                                        196,200             363,802
 * Ticket Travel Group AB                                               15,152              24,006
   Trelleborg AB Series B                                               75,400           1,366,593
   TV 4 AB Series A                                                     22,200             326,440
 * VBG AB Series B                                                         271               3,577
 # Wallenstam Byggnads AB Series B                                      16,700             439,640
 * Wedins Norden AB Series B                                           280,000              78,874
 * Westergyllen AB Series B                                              4,300              41,564
   Whilborg Fastigheter AB Class B                                      69,960             910,901
   Wilh. Sonesson AB Series A                                            4,160              11,718
   Wilh. Sonesson AB Series B                                            4,160              11,826
   WM-Data AB Series B                                                 437,600             976,559
   Xponcard Group AB                                                     2,800              48,951
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $31,736,191)                                                                    43,695,177
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $8,510)                                                                           8,738
                                                                                   ---------------
TOTAL -- SWEDEN
  (Cost $31,744,701)                                                                    43,703,915
                                                                                   ---------------
GREECE -- (5.3%)
COMMON STOCKS -- (5.3%)
 * A. Cambas Holding & Real Estate S.A.                                 36,750             116,030
   Aegek S.A.                                                           99,835             139,312
 * Agrotiki Insurance S.A.                                              34,455             155,656
   Aktor Technical Co. S.A.                                            163,650             898,111
   Alco Hellas ABEE S.A.                                                38,730              81,503
 * Alfa Alfa Energy S.A.                                                 3,810              21,305
   Alfa-Beta Vassilopoulos S.A.                                         15,172             311,738
 * Alisida S.A.                                                          2,160               6,894
 * Allatini Industrial & Commercial Co.                                 15,370              25,710
 * Alte Technological Co. S.A.                                          85,048              60,371
 * Altec Information & Communication Systems S.A.                       80,278              55,047

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Alumil Milonas S.A.                                                  27,516     $       118,973
 * Aluminum of Attica S.A.                                             104,982              73,354
   Anek Lines S.A.                                                      60,821              86,861
   Arcadia Metal Industry C. Rokas S.A.                                 22,389             134,047
 * AS Co. S.A.                                                          25,370              41,210
 * Aspis Bank                                                           45,604             160,199
 * Aspis Pronia General Insurance S.A.                                  48,640              68,398
 * Astir Palace Vouliagmenis S.A.                                       48,800             380,806
   Athens Medical Center S.A.                                          104,974             170,855
   Athens Water Supply & Sewage Co. S.A.                                53,245             367,162
 * Atlantic Super Market S.A.                                           13,640              23,016
   Attica Enterprises S.A. Holdings                                    138,964             560,873
   Attica Publications S.A.                                             16,674              96,877
   Atti-Kat S.A.                                                        88,984              65,304
   Autohellas S.A.                                                      22,490             186,833
   Babis Vovos S.A.                                                     50,982           1,020,513
 * Balafas Construction Holdings S.A.                                   15,200              13,376
 * Bank of Attica S.A.                                                 115,721             565,769
   Bank of Greece                                                        7,296             771,155
   Bank of Piraeus S.A.                                                163,829           1,908,614
   Benrubi S.A.                                                         11,121             179,607
 * Betanet S.A.                                                         11,220              58,409
 * Bitros Holdings S.A.                                                 19,302              66,236
 * Byte Computers S.A.                                                  17,230              47,922
   Chipita S.A.                                                         46,325             136,539
   Commercial Bank of Greece                                             1,960              51,891
 * Compucon Computer Applications S.A.                                  11,260              11,566
   Computer Peripherals International S.A.                               9,110              18,660
 * Cyclon Hellas S.A.                                                   18,131              22,835
 * Daios Plastics S.A.                                                  16,350              97,776
   Delta Holdings S.A.                                                  33,747             217,732
   Dionic S.A.                                                          12,948              13,942
 * Domiki Krittis S.A.                                                  17,730              38,731
   Edrasi Psalllidas Technical Co. S.A.                                 31,108              37,221
   Egnatia Bank S.A.                                                   117,107             394,912
   El. D. Mouzakis S.A.                                                 31,653              47,200
   Elais Oleaginous Production S.A.                                     16,707             334,188
 * Elbisco Holding S.A.                                                 56,000             349,985
   Elektrak S.A.                                                        14,040              36,780
   Elektroniki of Athens S.A.                                           21,560              75,870
 * Elgeka S.A.                                                          18,590             118,004
   Elmec Sport S.A.                                                     64,256             188,624
 * Elton S.A.                                                           18,640             102,926
   Ethniki General Insurance Co. S.A.                                  118,768             502,415
 * Etma Rayon S.A.                                                      11,242              10,839
 * Euro Reliance General Insurance                                      14,830              33,432
 * Eurodrip S.A.                                                        11,620              72,059
 * Euromedica S.A.                                                      33,300              82,617
 * Europaiki Techniki                                                   32,750               9,247
   Everest S.A.                                                         30,730              96,016
   Evrofarma S.A.                                                        9,500              20,032
   F.G. Europe SA Common Registered Shares                               4,536              21,169
 * Fanco S.A.                                                           10,110              12,746
 * Forthnet S.A.                                                        17,510             124,455
   Fourlis S.A.                                                         64,420     $       375,049
   Frigoglass S.A.                                                      49,990             224,403
 * G.Polyhronos S.A.                                                    10,580              19,288
 * Galaxidi Fish S.A.                                                   12,940              10,746
   General Construction Co. S.A.                                        34,649             274,351
   General Commercial & Industry                                        24,060              23,268
 * General Hellenic Bank                                                35,139             307,113
   Germanos S.A.                                                        61,810           1,654,794
   Gnomon Construction S.A.                                             39,937              16,575
   Goody's S.A.                                                         17,740             292,448
   Halkor S.A.                                                         121,226             230,977
   Hatziioannou S.A.                                                    44,200             131,466
   Hellas Can Packaging Manufacturers S.A.                              27,902             260,751
   Hellenic Cables S.A.                                                 26,908              32,807
   Hellenic Duty Free Shops S.A.                                        80,020           1,469,699
   Hellenic Fabrics S.A.                                                17,110              41,389
   Hellenic Sugar Industry S.A.                                         35,750             185,506
   Hellenic Technodomiki S.A.                                          136,556             681,167
   Heracles General Cement Co.                                          93,293             902,740
   Hermes Real Estate S.A.                                              23,136              91,698
 * Hippotour S.A.                                                       12,155              21,640
   Hyatt Regency S.A.                                                  130,260           1,438,243
 * Iaso S.A.                                                            49,300             317,671
 * Iktinos Hellas S.A.                                                   6,500              19,968
 * Inform P. Lykos S.A.                                                 20,610              78,584
 * Informatics S.A.                                                     18,890              20,572
 * Intersat S.A.                                                        19,392               8,288
   Intertech S.A.                                                       12,236              43,100
 * Intracom Constructions S.A.                                          30,520              42,089
   Intracom S.A.                                                       172,366             867,145
 * Ionian Hotel Enterprises                                             16,754             196,136
 * J Boutaris & Son Holding S.A.                                        28,150              40,951
   J&P-Avax S.A.                                                       100,626             541,326
   Kalpinis Simos Steel Service Center                                  12,432              42,844
   Karelia Tobacco Co., Inc. S.A.                                        2,160             155,130
   Kathimerini S.A.                                                     21,240             151,902
   Katselis Sons S.A.                                                   18,000              54,283
 * Kego S.A.                                                            21,670              42,748
 * Kekrops S.A.                                                          2,244              41,224
 * Keramia-Allatini S.A. Industrielle Commerciale & Technique           10,368              31,465
 * Klonatex Group S.A. Bearer Shares                                    20,351              56,774
 * Kordellou Brothers S.A.                                              12,300              19,096
 * Kotsovolos S.A.                                                       2,872              17,537
 * Lambrakis Press S.A.                                                107,586             437,400
 * Lampsa Hotel Co.                                                     19,051             162,858
 * Lan-Net S.A.                                                         19,045              54,886
   Lavipharm S.A.                                                       39,294              64,751
 * Lazarides Vineyards S.A.                                             18,326              58,991
   Light Metals Industry                                                37,502              93,921
 * Logic Dis S.A.                                                       77,230              50,091
 * Loulis Mills S.A.                                                    15,382              51,603
 * Mailis (M.J.) S.A.                                                  101,594             345,789
 * Maritime Company of Lesvos S.A.                                      30,753              20,336
 * Maxim Knitwear Factory C.M.                                          16,360              11,436
 * Medicon Hellas S.A.                                                   2,600              21,452
   Mesochoritis Bros. Construction Co.                                  23,700              14,261
   Metka S.A.                                                           59,820             332,002

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Michaniki S.A.                                                       98,065     $       247,154
   Minerva Knitwear                                                      5,140              16,983
 * Minoan Lines S.A.                                                    77,309             201,487
 * MLS Multimedia S.A.                                                   8,300              17,544
   Mochlos S.A.                                                        101,679              54,701
   Motor Oil (Hellas) Corinth Refineries S.A.                          152,870           1,479,494
   Mytilineos Holdings S.A.                                             47,000             293,977
 * N. Levederis S.A.                                                     8,355               5,720
   N.B.G. Real Estate Development Co.                                  134,960             548,750
 * Naoussa Spinning Mills S.A.                                          21,832              55,362
 * Naytemporiki S.A.                                                    26,080              64,777
 * Neorion-Syro's Shipyards S.A.                                        27,210              75,527
   Nexans Hellas S.A.                                                    3,003              10,805
   Nikas S.A.                                                           25,287             225,762
   Notos Com.Holdings S.A.                                              94,554             420,611
 * O. Daring Sain                                                        7,760               2,850
   Pantechniki S.A.                                                     50,460              93,372
 * Pegasus Publishing & Printing S.A.                                   58,590             129,553
 * Persefs S.A. Health Care                                             23,592              76,801
   Petros Petropoulos S.A.                                               7,360              51,031
 * Petzetakis S.A.                                                      22,560              67,417
 * Pilias S.A.                                                         103,584              32,899
 * Pipeworks L. Girakian Profil S.A.                                    11,730              14,476
   Piraeus Leasing                                                       5,765              47,055
 * Prodeftiki Technical Co.                                             32,257              18,546
 * Promota Hellas S.A.                                                  26,580              29,976
   Rilken S.A.                                                           1,982              20,130
 * Sanyo Hellas S.A.                                                    59,251              81,231
   Sarantis S.A.                                                        43,940             216,994
 * Sato S.A.                                                            28,850              26,473
   Selected Textile Industry Assoc. S.A.                                44,649              42,085
   Sfakianakis S.A.                                                     13,390              48,076
 * Sheet Steel S.A.                                                     25,850              12,644
 * Shelman Hellenic-Swiss Wood S.A.                                     38,042              51,219
   Silver and Baryte Ores Mining Co. S.A.                               34,961             252,107
   Singular S.A.                                                        54,600             118,301
   Spyroy Agricultural House S.A.                                       22,258              26,720
 * Stabilton S.A.                                                       27,530               2,689
   Strintzis Shipping Lines S.A.                                       131,240             171,857
   Technical Olympic S.A.                                              180,370             843,157
 * Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                     13,910               4,293
   Teletypos S.A. Mega Channel                                          36,227             206,649
   Terna Tourist Technical & Maritime S.A.                              63,180             529,252
 * Themeliodomi S.A.                                                    37,422              69,958
   Thrace Plastics Co. S.A.                                             45,500              59,532
   Uncle Stathis S.A.                                                   10,999              78,220
   Unisystems S.A.                                                      41,820              81,179
 * Vardas S.A.                                                          13,780              47,516
 * Varvaressos S.A. European Spinning Mills                              7,200              17,764
   Veterin S.A.                                                         18,984              71,440
   Viohalco S.A.                                                       296,585           1,878,209
   Vioter S.A.                                                          61,470              88,526
 * Vis Container Manufacturing Co.                                       4,259     $        14,478
   Zampa S.A.                                                              830              10,465
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $33,864,979)                                                                    34,866,977
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
   Egnatia Bank S.A
    (Cost $8,591)                                                        3,196               9,368
                                                                                   ---------------
TOTAL -- GREECE
  (Cost $33,873,570)                                                                    34,876,345
                                                                                   ---------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
   Aalberts Industries NV                                               25,910             731,834
   Accell Group NV                                                       5,260             176,853
 * AFC Ajax NV                                                          10,787              94,614
 * Air France                                                           27,280             443,063
   Airspray NV                                                           3,800              88,587
   AM NV                                                                71,761             630,286
   Arcadis NV                                                           14,000             196,024
*# ASM International NV                                                 40,484             871,477
 * Atag Group NV                                                         4,630               1,640
   Athlon Groep NV                                                      34,250             710,516
   Batenburg Beheer NV                                                   3,000             117,303
 * Begemann Groep NV                                                    11,909              45,149
 * Begemann Groep NV Series B                                           13,451              10,182
   Beter Bed Holding NV                                                  4,900              62,759
   Boskalis Westminster NV                                              51,300           1,254,008
   Brunel International NV                                              12,000              95,708
   Buhrmann NV                                                         110,719           1,055,010
   Copaco NV                                                             7,000              29,119
 * Crucell NV                                                           26,050             200,117
 # Draka Holding NV                                                     14,287             232,175
 * Econosto NV                                                          17,305              30,761
   Eriks Group NV                                                        9,032             365,853
   Exact Holding NV                                                     19,764             488,548
 # Fornix Biosciences NV                                                 2,611              38,923
 * Fox Kids Europe NV                                                   66,840             665,786
   Gamma Holding NV                                                     15,705             685,311
   Gemeenschappeljk Bezit Crown van Gelder NV                           12,000             205,713
*# Getronics NV                                                        331,423             916,464
   Grolsche NV                                                          32,100             975,983
   Grontmij NV                                                           2,053              75,902
*# Hagemeyer NV                                                        339,750             727,438
   Heijmans NV                                                          18,173             409,819
   ICT Automatisering NV                                                 5,800              75,371
 # Imtech NV                                                            28,645             738,596
 * Ispat International NV                                               84,322           1,072,104
   Kas Bank NV                                                          42,888             780,773
 * Kendrion NV                                                          21,454              59,046
   Koninklijke Bam NV                                                   25,037             742,236
   Koninklijke Frans Maas Groep NV                                      12,349             410,257
   Koninklijke Nedlloyd NV                                              33,528           1,022,476
   Koninklijke Ten Cate NV                                              11,531             604,503
   Koninklijke Vendex KBB NV                                            76,204           1,417,510
   Koninklijke Vopak NV                                                 48,540             799,037
 * Laurus NV                                                           464,928             618,864
   MacIntosh NV                                                         15,590             398,907
 * Maverix Capital NV                                                    1,500              69,606

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Nederlandsche Apparatenfabriek                                       14,000     $       401,251
   New Skies Satellites NV                                              94,650             766,195
 * NH Hoteles                                                           21,703             243,941
   Nutreco Holding NV                                                   27,519             845,962
   NV Holdingsmij de Telegraaf                                          42,524             941,612
   Oce NV                                                               60,200             895,927
   Opg Groep NV Series A                                                10,100             492,522
*# Petroplus International NV                                           22,363             211,275
   Pinkroccade NV                                                       16,700             207,049
 * Pinkroccade NV Coupons                                               16,700                   0
   Randstad Holdings NV                                                 42,700           1,121,731
   Reesink NV                                                            2,050             131,469
   Roto Smeets de Boer NV                                                2,640             106,154
   Rubber Cultuur Maatschappij Amsterdam NV                             40,800             145,333
 * Samas-Groep NV, Zaandam                                              24,184             158,170
 * Scala Business Solutions NV                                          12,100              50,379
 * Semiconductor Industries NV                                          21,900             143,075
   Sligro Food Group Beheer                                             15,046             446,278
   Smit Internationale NV                                               20,578             696,089
 * SNT Groep NV                                                          9,400             151,639
   Stern Groep NV                                                        1,236              45,258
   Stork NV                                                             26,745             528,580
 * Textielgroep Twenthe NV                                               1,000               3,053
 * Tulip Computers NV                                                   53,860              15,179
   Twentsche Kabel Holding NV                                           18,244             499,770
   United Services Group NV                                             18,374             255,786
   Univar NV                                                             7,050             118,154
*# Van Der Mollen Holding NV                                            57,660             439,208
   Vedior NV                                                            74,880           1,116,481
 * Versatel Telecom International NV                                   376,079             750,005
 * Wegener Arcade NV                                                    70,830             692,254
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $21,699,486)                                                                    34,061,990
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                         24,800              31,193
 * AM NV Coupons 06/04/04                                               71,761                   0
 * Eriks Group NV Coupons 06/02/04                                       9,032                   0
 * Koninklijke Vopak NV Coupons 06/04/04                                48,540                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $19,048)                                                                            31,193
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $21,718,534)                                                                    34,093,183
                                                                                   ---------------
SPAIN -- (4.7%)
COMMON STOCKS -- (4.7%)
 # Abengoa SA                                                           66,042             539,091
   Adolfo Dominguez SA                                                   3,700              65,505
   Aldeasa SA                                                           15,329             429,375
*# Amper SA                                                             56,800             285,285
 * Avanzit SA                                                           17,275              49,574
*# Azkoyen SA                                                           52,500             362,360
   Banco de Andalucia                                                    9,800             866,187
   Banco de Credito Balear SA                                           35,424             862,114
 # Banco de Valencia SA                                                188,053           3,921,612
   Banco Guipuzcoano SA                                                 21,194             585,532
 # Banco Pastor SA                                                      34,300           1,017,728
*# Baron de Ley SA                                                       5,642             232,169
   CAF (Construcciones y Auxiliar de Ferrocarriles SA)                   7,500     $       531,517
   Campofrio Alimentacion SA                                            92,800           1,335,597
   Cementos Portland SA                                                 16,881           1,012,633
   Compania de Distribucion Integral Logista SA                         29,600             949,994
   Cortefiel SA                                                         57,093             578,363
 * Dogi International Fabrics SA                                         4,000              23,753
 * Duro Felguera SA                                                     10,860              76,739
   Elecnor SA                                                           18,300             756,452
 * Ercros SA                                                           100,518              40,505
 * Espanola del Zinc SA                                                 29,250              65,033
 * Estacionamientos Urbanos SA                                           4,200                   0
 # Europistas Concesionaria Espanola SA                                174,940           1,092,612
 # Faes Farma SA                                                        32,498             482,884
 * Faes Farma SA Issue 04                                                3,610              53,641
   Funespana SA                                                          4,500              35,644
   Grupo Empresarial Ence SA                                            18,593             491,228
 * Grupo Picking Pack SA                                               145,775              72,979
   Hullas del Coto Cortes                                                8,666             109,000
   Iberpapel Gestion SA                                                  6,700             129,089
   Inbesos SA                                                            8,050              44,064
   Indo Internacional SA                                                33,600             296,121
   Indra Sistemas SA                                                    75,200             961,588
   Inmobiliaria Colonial SA ICSA                                        35,200             853,405
   Inmobiliaria del Sur SA                                                 331              49,919
   Inmobiliaria del Sur SA Issue 2003                                       47               6,278
   Inmobiliaria Urbis SA                                                80,282             888,193
   Lingotes Especiales SA                                               22,080             127,800
 * LSB (La Seda de Barcelona SA) Series B                               25,200              61,252
 * Mecalux SA                                                            9,500              64,934
 # Metrovacesa SA                                                       14,895             570,753
   Miquel y Costas y Miquel SA                                           4,891             242,401
   Natra SA                                                             14,979              69,658
 * Nicolas Correa SA                                                    15,750              56,303
   Obrascon Huarte Lain SA                                              65,366             514,114
   Pescanova SA                                                         26,443             490,261
   Prosegur Cia de Seguridad SA                                         45,049             704,950
 # Recoletos Grupo de Comunicacion SA                                   95,420             688,621
 * Sogecable SA                                                         34,600           1,432,153
 # Sol Melia SA                                                        112,700             970,621
 # SOS Cuetara SA                                                       20,902             590,517
   Tavex Algodonera SA                                                  31,944             123,249
 * Tecnocom Telecomunicaciones y Energia SA                              6,300              54,851
*# Tele Pizza SA                                                       163,225             296,931
 # Transportes Azkar, SA                                                35,477             250,505
   Tubacex SA                                                           73,130             142,948
   Tubos Reunidos SA                                                    12,466              98,848
   Unipapel SA                                                          41,935             795,699
*# Uralita SA                                                          112,831           1,176,721
   Vidrala SA, Alava                                                    47,040             635,884
   Viscofan Industria Navarra de Envolturas Celulosicas SA              97,492             904,236
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $16,578,339)                                                                    31,217,973
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Faes Farma SA Rights 06/08/04
     (Cost $0)                                                               8     $            13
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $16,578,339)                                                                    31,217,986
                                                                                   ---------------
FINLAND -- (4.6%)
COMMON STOCKS -- (4.6%)
   Alandsbanken AB Series B                                              4,890             104,976
 * Aldata Solutions Oyj                                                 64,735             126,228
   Alma Media Oyj                                                       34,388             295,730
 * Amanda Capital Oyj                                                  180,700              37,558
   Amer-Yhtymae Oyj Series A                                            25,370           1,302,258
   Aspo P.L.C.                                                           8,200             126,092
 # Aspocomp Group P.L.C.                                                12,738             185,355
   Basware Oyj                                                           7,050              62,039
 * Benefon Oy                                                            1,900                 488
 * Biotie Therapies Oyj                                                 39,754              54,404
   Capman Oyj Series B                                                  12,485              25,090
   Chips Corp. Series B                                                 17,750             391,799
 # Comptel Oyj                                                         149,541             332,860
   Efore Oy                                                             12,920             110,435
   Elcoteq Network Corp.                                                21,260             350,467
   Elektrobit Group Oyj                                                663,597             364,863
 * Elisa Communications Corp.                                           74,525             929,039
 * Eq Online Oyj                                                        23,900              61,303
 * Evox Rifa Group Oyj                                                  51,210               6,877
   Finnair Oyj                                                         118,150             757,041
   Finnlines Oyj                                                        30,280             836,008
   Fiskars Oy AB Series A                                               41,270             503,052
*# F-Secure Oyj                                                        140,928             233,997
   HK Ruokatalo Oy Series A                                             19,620             154,152
   Honkarakenne Oy Series B                                              3,030              24,896
   Huhtamaki Van Leer Oyj                                              125,650           1,648,682
   Ilkka-Yhtyma Oyj                                                      7,560              61,405
 * Incap Oyj                                                            11,000              29,727
   J.W. Suominen Yhtyma Oy                                              17,955             115,905
   Jaakko Poyry Group Oyj                                               14,610             374,274
   KCI Konecranes International Oyj                                     13,800             476,790
   Kemira Oyj                                                          118,400           1,495,483
   Kesko Oyj                                                            32,060             631,189
   Laennen Tehtaat Oy                                                    5,870              92,011
   Lassila & Tikanoja Oyj                                               16,990             531,093
 # Lemminkainen Oy                                                      16,600             286,210
   Leo Longlife Oy                                                       2,920              26,558
   Martela Oy                                                              530               7,552
   Metsaemarkka Oyj Series B                                               700               5,711
   New Kyro Corp. Oyj                                                   45,670             416,917
   Nokian Renkaat Oyj                                                   12,180           1,125,512
   Nordic Aluminium Oy                                                   1,900              20,443
 * Okmetic Oyj                                                          16,204              51,125
   Okobank Class A                                                     101,080           1,005,169
   Olvi Oyj Series A                                                     3,320              51,596
   Orion-Yhtyma Oyj Series A                                            20,590             520,112
   Orion-Yhtyma Oyj Series B                                            30,460             774,447
   Outokumpu Oyj Series A                                               21,100             319,672
 # Oy Stockmann AB Series B                                             30,200             692,771
   Perlos P.L.C. Warrants 04/04/04                                      72,311             706,734
   PK Cables Oyj                                                         5,530             157,375
 * Pmj Automec Oyj                                                      23,910              14,303
   Pohjola Group P.L.C. Series D                                       146,205           1,424,311
   Ponsse Oyj                                                            6,300     $       156,071
 * Proha Oyj                                                            51,232              30,597
   Raisio Group P.L.C. Series V                                        118,423             246,827
   Rakentajain Koneuvokrammo Oy                                         10,260              75,108
   Ramirent Oyj                                                         12,270             235,240
   Rapala VMC Oyj                                                       36,040             263,692
   Rautaruukki Oyj Series K                                            188,780           1,405,418
   Raute Oy Series A                                                     2,390              20,892
   Rocla Oy                                                              1,300              10,604
*# Saunalahti Group Oyj                                                124,754             172,294
   Scanfil Oyj                                                          63,879             406,243
   Sponda Oyj                                                          109,111             877,237
   Stockmann Oyj AB                                                     35,240             794,290
 * Stonesoft Corp.                                                      49,279              36,161
   Sysopen P.L.C.                                                        7,720              31,554
   Talentum Oyj                                                         18,300             135,798
 * Tecnomen Holding Oyj                                                 49,370              69,479
 # Teleste Corp. Oyi                                                    14,699             100,496
   Tulikivi Oyj                                                          5,710              47,043
   Turkistuottajat Oy                                                    2,590              23,379
   Uponor Oyj Series A                                                  44,400           1,411,984
   Vacon Oyj                                                            14,537             195,157
   Vaisala Oy Series A                                                  19,050             418,738
   Viking Line AB                                                       10,360             256,781
   Wartsila Corp. Oyj Series B                                          66,460           1,357,264
   Yit-Yhtymae Oyj                                                      67,708           1,346,318
   Yomi Oyj                                                             15,450             104,659
                                                                                   ---------------
TOTAL -- FINLAND
  (Cost $21,901,896)                                                                    30,669,408
                                                                                   ---------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
   Aarhus Oliefabrik A.S. Aeries A                                       4,950             261,794
 * Alm. Brand A.S.                                                      28,360             698,351
 # Amagerbanken A.S.                                                     2,734             278,442
   Ambu International A.S. Series B                                      1,500              23,420
   Amtssparekassen Fyn A.S.                                              2,243             264,732
   AS Dampskibsselsk Torm                                               49,460           1,146,129
   Bang & Olufsen Holding A.S. Series B                                 13,387             778,490
 * Bavarian Nordic A.S.                                                  4,930             328,102
 * Brodrene Hartmann A.S. Series B                                       5,865             100,121
   Bryggerigruppen A.S.                                                  8,515             559,580
 # Christian Hansen Holding A.S. Series B                               10,855             659,833
 # Codan A.S.                                                           43,400           1,818,907
   Dalhoff, Larsen & Hornemann A.S. Series B                             1,370              65,510
   Danware A.S.                                                          4,185              69,952
   DFDS A.S., Copenhagen                                                11,760             448,812
   DiskontoBanken A.S.                                                     713             118,693
   DSV, De Sammensluttede Vognmaend A.S.                                22,630           1,042,126
   East Asiatic Co., Ltd.                                               22,723           1,009,259
   Edb Gruppen A.S.                                                      3,230              80,070
 * Fimiston Resources & Technology Ltd.                                    400               3,675
 * FLS Industries                                                       73,180             991,184
   Fluegger A.S. Series B                                                2,913             168,510
   Foras Holding A.S. Series A                                          13,292             145,304
 # Forstaedernes Bank                                                    4,322             252,637
 * Genmab A.S.                                                          28,629             470,533

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Glunz & Jensen A.S.                                                   1,470     $         9,435
   GN Great Nordic A.S.                                                210,980           1,584,031
   H&H International A.S. Series B                                       1,140             278,164
*# Harboes Bryggeri A.S.                                                   575             135,909
   Hedegaard (Peder P.) A.S.                                               660              42,388
   Hojgaard Holding A.S. Series B                                        2,500              69,871
 * IC Co. A.S.                                                           3,510              21,322
 * Incentive A.S.                                                        3,575              10,859
 * Junckers (F.) Industrier A.S.                                           860                   1
 * Jyske Bank A.S.                                                      37,760           1,990,859
   Kjobenhavns Sommer Tivoli A.S.                                          580             185,396
   Koebenhavns Lufthavne                                                 9,910           1,405,633
   Kompan A.S.                                                             230              34,618
   Lan & Spar Bank A.S.                                                  2,250             102,164
   Lollands Bank                                                           150              23,619
*# Neurosearch A.S.                                                      9,160             290,933
   NKT Holding A.S.                                                     30,245             591,781
   Nordjyske Bank A.S.                                                     920             149,592
 * NTR Holdings A.S.                                                     1,130               7,636
   Oestjydsk Bank                                                          400              44,678
   Ove Arkil Series B                                                      270              27,395
   Per Aarsleff A.S. Series B                                            1,545              57,621
 * Pharmexa A.S.                                                         3,235               9,887
 * Pharmexa A.S. Issue 04                                                9,705              29,637
   Ringkjobing Bank                                                      1,670             101,376
   Ringkjobing Landbobank                                                1,620             458,456
   Rockwool, Ltd.                                                       24,520           1,006,885
*# RTX Telecom A.S.                                                      8,400              60,644
   Salling Bank                                                            250              22,156
   Sanistal A.S. Series B                                                1,786              94,758
*# SAS Danmark A.S.                                                     34,300             304,839
   Satair A.S.                                                           1,350              27,306
   Schouw & Co. A.S.                                                    15,485             333,494
   Simcorp A.S.                                                          5,240             207,857
   Sjaelso Gruppen A.S.                                                  2,388             172,549
   Skjern Bank A.S.                                                        725              49,117
 * Sondagsavisen A.S.                                                   21,165              75,193
   Spar Nord Holding                                                     6,823             598,270
   Sparbank Vest A.S.                                                    6,600             243,985
   Sparekassen Faaborg A.S.                                                481             111,974
   Sydbank A.S.                                                          8,172           1,169,618
   Thrane & Thrane A.S.                                                  5,258             187,000
*# TK Development                                                       12,478              26,845
 * Topdanmark A.S.                                                      28,300           1,711,231
 * Treka A.S.                                                            8,498             106,231
*# Vestas Wind Systems A.S.                                             27,377             364,922
 * Vestas Wind Systems A.S. Issue 04                                     9,125             118,356
   Vestfyns Bank                                                           200              20,254
   Vestjysk Bank A.S.                                                   10,800             280,047
   VT Holdings Shares B                                                  3,130             138,945
 * Wessel & Vett Magasin du Nord A.S. Series C                           2,102              39,566
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $17,507,964)                                                                    26,919,469
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
    (Cost $74,250)                                                                          74,909
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S
     Rights 06/03/04
     (Cost $0)                                                               2     $             3
                                                                                   ---------------
TOTAL -- DENMARK
  (Cost $17,582,214)                                                                    26,994,381
                                                                                   ---------------
NORWAY -- (3.7%)
COMMON STOCKS -- (3.7%)
 * Aker Kvaerner ASA                                                    73,730           1,177,219
   Aktiv Kapital ASA                                                    57,017             810,181
   Arendals Fosse Kompani ASA                                              100               7,562
 * Blom ASA                                                             18,367              11,333
   Bonheur ASA                                                          16,850             432,715
 * Choice Hotel Scandinavia ASA                                         27,740              74,400
 * Corrocean ASA                                                        19,321               7,353
   Det Norske Oljeselskap ASA Series A                                  85,320             335,757
*# DOF ASA                                                              97,006             230,816
 * EDB Elektronisk Data Behandling ASA                                 149,417             902,984
   Ekornes ASA                                                          56,490           1,093,360
*# Eltek ASA                                                            40,842             356,981
   Expert ASA                                                           48,758             318,254
   Farstad Shipping ASA                                                 60,790             521,174
*# Fjord Seafood ASA                                                   783,483             351,473
*# Fred Olsen Energy ASA                                                91,600             595,414
   Ganger Rolf ASA                                                       6,690             158,303
   Gresvig ASA                                                           4,590              23,953
   Hafslund ASA                                                         58,700             305,825
 * Home Invest ASA                                                      15,077              11,233
 * Industrifinans Naeringseiendom ASA                                    7,582              17,069
   Kongsberg Gruppen ASA                                                49,500             641,109
   Kverneland ASA                                                       16,160             211,710
 * Merkantildata ASA                                                   320,521             240,821
   Natural ASA                                                          10,143              57,286
 # Nera ASA                                                            187,753             498,203
 * Nordic Semiconductor ASA                                             25,000              93,778
 * Northern Offshore, Ltd.                                             214,000             101,115
*# Ocean Rig ASA                                                       105,531             283,380
   Odfjell ASA Series A                                                 24,910             779,714
   Olav Thon Eiendomsselskap ASA                                         8,320             370,922
 * P4 Radio Hele Norge ASA                                              32,200              44,142
 * Photocure ASA                                                        26,690             208,467
   Prosafe ASA                                                          55,980           1,226,476
   Rieber and Son ASA Series A                                          63,654             526,927
   Schibsted ASA                                                       112,960           1,984,868
 * Sinvest ASA                                                           6,220               9,920
   Smedvig ASA Series A                                                 83,580             785,335
 * Software Innovation ASA                                              13,423              59,416
   Solstad Offshore ASA                                                 54,100             403,803
   Steen and Stroem ASA                                                 19,512             362,974
   Storebrand ASA                                                      183,330           1,231,400
   Tandberg ASA Series A                                               217,280           2,188,218
*# Tandberg Data ASA                                                    58,950             128,375
 * Tandberg Storage ASA                                                 48,450              17,398
 * Tandberg Television ASA                                              90,430             570,546
 * Telecomputing ASA                                                    44,963              75,209
*# Tgs-Nopec Geophysical Co. ASA                                        40,910             547,907
   Tomra Systems ASA                                                   294,480           1,185,566
 * Tybring-Gjed ASA                                                    145,145              60,495

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Unit 4 Agresso NV                                                     4,620     $        47,499
   Veidekke ASA                                                         21,846             206,725
   Visma ASA                                                            47,393             494,421
   Wilhelmshaven (Wilhelm), Ltd. ASA                                    30,400             844,901
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $19,143,084)                                                                    24,232,385
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
    (Cost $50,721)                                                                          50,620
                                                                                   ---------------
TOTAL -- NORWAY
  (Cost $19,193,805)                                                                    24,283,005
                                                                                   ---------------
BELGIUM -- (3.5%)
COMMON STOCKS -- (3.5%)
 * Abfin SA                                                              2,560                   0
 # Ackermans & Van Haaren SA                                            32,186             768,565
 * Arinso International NV                                              14,739             225,313
 # Banque Nationale de Belgique                                            710           2,425,215
 # Barco (New) NV                                                       12,051           1,052,946
 # Bekaert SA                                                           23,290           1,345,848
   BMT NV                                                                2,040             268,903
   Brantano NV                                                           2,060              78,316
   Brederode SA                                                         12,180             247,184
   Carrieres Unies Porphyre                                                 20              32,363
 # CFE (Compagnie Francois d'Entreprises)                                2,080             520,647
 # Cie Martime Belge SA                                                  8,237             774,390
   Cofinimmo SA                                                          9,778           1,253,737
   Commerciale de Brasserie SA COBRHA                                      115             118,559
 # Deceuninck SA                                                        63,700           2,060,616
 # D'Ieteren SA                                                          5,831           1,160,750
   Distrigaz                                                                57             109,360
 * Docpharma SA NV                                                       4,489             168,724
 * Duvel Moorgat NV                                                      5,019             146,297
   EVS Broadcast Equipment SA                                            1,100              57,129
 # Exmar NV                                                              3,080             169,072
   Floridienne NV                                                        2,033             114,632
   Glaces de Moustier-sur-Sambre SA                                     13,370             456,648
 # Immobel (Cie Immobiliere de Belgique SA)                              4,600             186,388
 * Integrated Production & Test Engineering NV                           4,380              25,132
*# Ion Beam Application SA                                              23,058             166,322
 * Ipso-Ilg SA                                                           5,990              47,597
   Keytrade Bank SA                                                      2,800              74,088
 * Kinepolis Group NV                                                    5,020             136,087
   Lotus Bakeries NV                                                       650              60,096
 # Melexis NV                                                           47,001             516,941
   Metiers Automatiques Picanol                                         16,120             364,776
 * Neuhaus NV                                                              670              25,064
   Nord-Sumatra Investissements SA                                         650             166,177
 # Omega Pharma SA                                                      26,708           1,291,876
   Papeteries de Catala SA                                                 315              36,581
   Quick Restaurants SA                                                 19,501             262,408
*# Real Software SA                                                     10,280               6,292
   Recticel SA                                                          22,870             192,465
   Resilux NV                                                            1,754             143,326
   Rosier SA                                                               655              85,642
 # Roularta Media Groep                                                  9,837     $       542,305
 * Sait Radioholland                                                     7,313              45,326
   Sapec SA                                                              3,635             270,918
 * Sapec SA VVPR                                                            75                 124
   Sioen Industries                                                     21,502             239,937
 * SIPEF (Societe Internationale de Plantations
     & de Finance), Anvers                                               1,545             217,610
   Societe Belge Des Betons SA                                           8,500             491,716
*# Solvus SA                                                            38,344             568,173
 * Solvus SA Interim Strip VVPR                                         18,176                 222
   Spector Photo Group SA                                                5,408              63,439
 * Systemat SA                                                           6,330              35,507
*# Telindus Group SA                                                    39,392             380,048
   Ter Beke NV                                                           2,281             156,772
 # Tessenderlo Chemie                                                   28,984           1,014,591
*# Umicore-Strip VVPR                                                      456                  83
   UNIBRA                                                                1,600             143,561
   Union Miniere SA                                                      9,586             581,947
   Van de Velde NV                                                       2,683             314,928
   VPK Packaging Group SA                                                7,185             224,333
   Warehouses de Pauw Sicafi                                             6,608             250,094
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $16,261,563)                                                                    22,884,106
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                           9,778                   0
                                                                                   ---------------
TOTAL -- BELGIUM
  (Cost $16,261,563)                                                                    22,884,106
                                                                                   ---------------
AUSTRIA -- (2.6%)
COMMON STOCKS -- (2.6%)
   Andritz AG                                                           13,609             629,977
 * Austria Email AG                                                        715               2,626
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                    42,784             578,212
   Bank Fuer Kaernten und Steiermark AG                                    520              60,373
 * Betandwin.com Interactive Entertainment AG                           12,749             401,870
   Bohler Uddeholm AG                                                   11,195             853,701
   BWT AG                                                               21,819             533,887
 * Ca Immobilien Invest AG                                              28,791             686,371
   Constantia-Iso Holding AG                                            15,000             165,504
   Constantia-Verpackungen AG                                           19,123             455,606
   Flughafen Wien AG                                                    25,698           1,430,185
 * Immofinanz Immobilien Anlagen AG                                    165,130           1,305,119
 * Lenzing AG                                                            3,948             819,262
   Manner (Josef) & Co. AG                                                 870              39,309
   Mayr-Melnhof Karton AG                                               11,760           1,411,719
   Oberbank AG                                                           5,384             494,560
   Palfinger AG                                                         10,383             352,584
 * Readymix Kies-Union AG                                                  500              55,632
 * RHI AG, Wien                                                         19,649             408,075
   Rosenbauer International AG                                           1,530              92,610
 * Sparkassen Immobilien                                                29,760             283,539
   Ubm Realitaetenentwicklung AG                                           360              42,216
   Uniqa Versicherungen AG                                             128,555           1,573,600
 * VA Technologie AG                                                    17,392             928,120

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Voestalpine AG                                                       30,095     $     1,342,886
   Wienerberger AG                                                      63,642           2,156,762
*# Wolford AG                                                            4,900             136,346
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $12,179,339)                                                                    17,240,651
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Jenbacher AG Rights 03/31/08                                          7,860                   0
 * Wienerberger AG Rights 06/02/04                                      63,642                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TOTAL -- AUSTRIA
  (Cost $12,179,339)                                                                    17,240,651
                                                                                   ---------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
   Abbey P.L.C.                                                         25,557             243,724
 * Arcon International Resources P.L.C.                                143,750               6,070
 * Ardagh P.L.C.                                                        14,262              20,899
   DCC P.L.C.                                                           91,965           1,496,544
 * Dragon Oil P.L.C.                                                   104,167              85,671
 * Elan Corp. P.L.C.                                                   154,046           3,637,877
   Fyffes P.L.C.                                                       380,502             744,692
   Glanbia P.L.C.                                                      321,765             873,552
 * Grafton Group P.L.C.                                                253,939           1,826,994
   Greencore Group P.L.C.                                              218,422             826,444
   Heiton Holdings P.L.C.                                               51,677             303,186
   IAWS Group P.L.C.                                                   105,879           1,191,636
   IFG Group P.L.C.                                                     37,599              48,251
   Independent News & Media P.L.C.                                     618,550           1,463,247
 * Iona Technologies P.L.C.                                             21,281             110,028
 * Irish Intercontental Group P.L.C.                                    18,872             247,600
   IWP International P.L.C.                                             39,611              14,995
   Jurys Hotel Group P.L.C.                                             69,061             839,965
   Kingspan Group P.L.C.                                               183,188           1,084,945
   McInerney Holdings P.L.C.                                            33,991             199,328
   Paddy Power P.L.C.                                                   49,663             576,587
   Readymix P.L.C.                                                     109,762             209,581
 * Ryan Hotels P.L.C.                                                   68,061             108,209
   United Drug P.L.C.                                                  190,860             626,973
   Waterford Wedgwood P.L.C.                                         1,026,650             245,963
                                                                                   ---------------
TOTAL -- IRELAND
  (Cost $9,414,821)                                                                     17,032,961
                                                                                   ---------------
PORTUGAL -- (1.4%)
COMMON STOCKS -- (1.4%)
 * Corticeira Amorim Sociedad Gestora Participacoes Sociais SA         194,100             300,900
   Efacec Capital SGPS SA                                               60,600             154,748
   Ibersol SGPS SA                                                      14,462              79,203
 * Impresa Sociedade Gestora de Participacoes Socias SA                190,166             884,290
 * Investimentos Participacoes e Gestao SA Inapa                        43,702             166,889
 * Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
     Administracao e Participacoes Financeiros SA)                     130,000           1,534,348
   Mota-Engil SGPS SA                                                  250,900             528,610
 * Novabase SGPS                                                        56,005             409,732
   Portucel-Empresa Produtora de Pasta de Papel SA                     466,977     $       786,636
   Sag Gest - Solucoes Automovel Globais SGPS SA                       235,500             376,183
   Salvador Caetano - Industrias Metalurgicas e Veiculos de
     Transporte SA                                                      54,900             245,318
 * Sociedad Construcoes Soares da Costa SA                              19,200              68,200
   Sociedade de Investimento e Gestao SGPS SA                          160,396             733,084
   Sonae SGPS SA                                                     1,079,900           1,121,565
 * Sonaecom SGPS SA                                                    321,175           1,180,914
   Teixeira Duarte Engenharia e Construcoes SA                         609,000             891,595
                                                                                   ---------------
TOTAL -- PORTUGAL
  (Cost $6,340,397)                                                                      9,462,215
                                                                                   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
    (Cost $413,489)                                                                        413,235
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * InFocus Corp.                                                        10,455              84,267
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
    (Cost $7,676)                                                                            8,904
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                               ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (16.5%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
     06/01/04 (Collateralized by $2,355,000 FHLB Notes
     3.375%, 06/15/04, valued at $2,393,269) to be
     repurchased at $2,357,000
     (Cost $2,357,000)                                         $         2,357           2,357,000
   Repurchase Agreement, Mizuho Securities USA 1.00%,
     06/01/04 (Collateralized by $112,867,000 U.S.
     Treasury Obligations rates ranging from 2.625% to 4.25%,
     maturities ranging from 08/15/08 to 08/15/13 valued at
     $109,888,930 to be repurchased at $107,746,214
     (Cost $107,734,244)^                                              107,734         107,734,244
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $498,965,942)++                                                           $   661,841,192
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $498,965,972.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
TAIWAN -- (9.8%)
COMMON STOCKS -- (9.1%)
   Accton Technology Corp.                                              99,296      $        63,940
   Acer, Inc.                                                          559,767              822,843
 * Advanced Semiconductor Engineering, Inc.                          1,040,500              771,006
   Advantech Co., Ltd.                                                  91,706              187,068
   Amtran Technology Co., Ltd.                                          66,080               56,720
 * Arima Computer Corp.                                                178,800               61,738
   Asia Cement Corp.                                                   550,000              305,020
   Askey Computer Co., Ltd.                                             60,200               38,760
   Asustek Computer, Inc.                                              654,875            1,600,777
   Au Optronics Corp.                                                1,308,487            2,589,328
   Benq Corp.                                                          563,600              800,659
   Catcher Co., Ltd.                                                    38,000              147,082
   Cathay Financial Holdings Co., Ltd.                               1,215,529            2,168,783
 * Cathay Real Estate Development Co., Ltd.                            447,213              256,570
 * Chang Hwa Commercial Bank                                           985,796              562,068
   Cheng Shin Rubber Industry Co., Ltd.                                257,698              329,662
   Cheng Uei Precision Industry Co., Ltd.                               39,215               74,618
 * Chi Mei Optoelectronic Corp.                                        967,000            2,090,645
   Chicony Electronics Co., Ltd.                                        80,240              150,010
 * China Airlines                                                      711,579              393,108
 * China Development Financial Holdong Co., Inc.                     3,221,000            1,728,581
   China Motor Co., Ltd.                                               362,628              514,515
   China Steel Corp.                                                 2,747,916            2,495,074
 * Chinatrust Financial Holdings Co., Ltd.                             350,024              388,171
 * Chungwa Picture Tubes Co., Ltd.                                   1,856,298            1,096,034
 * CMC Magnetics Corp.                                                 876,400              590,303
   Compal Electronics                                                  919,810            1,129,982
 * Compeq Manufacturing Co., Ltd.                                      131,300               53,203
 * Cosmos Bank Taiwan                                                  478,000              226,896
   CTB Financial Holding Co., Ltd.                                   3,104,535            2,076,588
   Delta Electronics Industrial Co., Ltd.                              370,027              509,851
   D-Link Corp.                                                        138,100              178,375
 * E.Sun Financial Holding Co., Ltd.                                   676,000              443,550
   Elitegroup Computer Systems Co., Ltd.                               100,750               64,779
   Eternal Chemical Co., Ltd.                                           93,000               49,751
   Eva Airways Corp.                                                   687,762              322,081
   Evergreen Marine Corp., Ltd.                                        578,682              468,867
   Far East Textile, Ltd.                                              896,980              501,385
   Far Eastern International Bank                                      409,000              207,409
 * First Financial Holding Co., Ltd.                                 1,333,000            1,004,925
   Formosa Chemicals & Fiber Co., Ltd.                               1,313,491            1,885,361
   Formosa Plastics Corp.                                            1,397,123            2,002,693
   Formosa Taffeta Co., Ltd.                                           428,203              181,273
   Fu Sheng Industria                                                  145,863              284,237
   Fubon Financi                                                     2,418,052            2,406,652
   Fuh-Hwa Financial Holding Co., Ltd.                                 780,799              340,233
   Giga-Byte Technology Co., Ltd.                                      159,200              251,123
 * High Tech Computer Corp.                                             58,000              250,724
   Hon Hai Precision Industry Co., Ltd.                                569,832            2,336,582
   Hotai Motor Co., Ltd.                                               147,000      $       201,110
 * Hsinchu International Bank                                          348,000              196,132
 * Hua Nan Financial Holding Co., Ltd.                                 735,000              638,623
 * International Bank of Taipei                                        444,122              292,907
   Inventec Corp.                                                      546,560              358,935
 * King Yuan Electronics Co., Ltd.                                     127,000              125,839
   Kinpo Electronics, Inc.                                             189,200               99,252
 * Largan Precision Co., Ltd.                                           25,000              294,095
   Lite-On Technology Corp.                                            674,646              756,411
 * Macronix International Co., Ltd.                                  1,188,500              429,093
   Media Tek, Inc.                                                     172,390            1,652,012
   Micro-Star International Co., Ltd.                                  180,700              212,378
   Mitac International Corp.                                           166,000               77,174
 * Mosel Vitelic Inc. Co., Ltd.                                        300,826               60,480
   Nan Ya Plastic Corp.                                              1,804,156            2,427,710
 * Nanya Technology Co., Ltd.                                        1,038,989              773,262
   Nien Hsing Textile Co., Ltd.                                         95,000               92,909
 * Nien Made Enterprise Co., Ltd.                                       45,216               78,660
 * Optimax Technology Corp.                                             70,694              286,621
   Oriental Union Chemical Corp.                                       106,920              117,129
 * Pacific Electric Wire & Cable Corp.                                 233,200                3,639
   Pihsiang Machinery Mfg. Co., Ltd.                                    32,760               78,576
   Pou Chen Corp.                                                      470,415              469,879
   Premier Image Technology Corp.                                      138,800              208,031
   President Chain Store Corp.                                         230,927              415,807
   Quanta Computer, Inc.                                               755,255            1,722,149
 * Quanta Display, Inc.                                                189,000              150,505
   Realtek Semiconductor Corp.                                         175,920              231,852
 * Ritek Corp.                                                         565,750              309,010
 * Shin Kong Fin                                                       654,000              617,414
 * Silicon Integrated Systems Corp.                                    361,000              191,975
 * Siliconware Precision Industries Co., Ltd.                          508,000              395,772
 * SinoPac Holdings                                                    270,000              145,021
   Sunplus Technology Co., Ltd.                                        193,950              395,684
   Synnex Tech International Corp.                                     160,800              279,463
   Systex Corp., Ltd.                                                  159,500               75,676
   Taishin Financial Holdings Co., Ltd.                              1,029,000              931,422
 * Taiwan Business Bank                                                579,120              197,190
   Taiwan Cement Corp.                                                 686,697              315,118
   Taiwan Glass Ind. Corp.                                             346,370              270,386
   Taiwan Life Insurance Co., Ltd                                       92,000              161,454
 * Taiwan Semiconductor Manufacturing Co., Ltd.                      5,223,480            9,180,975
   Taiwan Styrene Monomer Corp.                                         84,700               64,661
 * Tatung Co., Ltd.                                                  1,133,000              463,767
   Teco Electric & Machinery Co., Ltd.                                 501,000              173,513
 * The Farmers Bank of China                                           375,000              122,725
   Tong Yang Industry Co., Ltd.                                         76,220              129,370
   Transcend Information, Inc.                                          29,344               71,763
   U-Ming Marine Transport Corp.                                       167,000              210,388
   Uni-President Enterprises Corp.                                     916,020              406,730
 * United Microelectronics Corp.                                     4,222,381            3,660,881
   Via Technologies, Inc.                                              342,245              330,471
 * Walsin Lihwa Corp.                                                  881,000              428,594
   Wan Hai Lines Co., Ltd.                                             377,080              309,833

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Waterland Financial Holdings                                         572,000     $       212,782
 * Winbond Electronics Corp.                                          1,108,000             559,804
   Ya Hsin Industrial Co., Ltd.                                         130,212             172,744
 * Yageo Corp.                                                          608,440             320,007
   Yang Ming Marine Transport Corp.                                     587,000             515,956
   Yieh Phui Enterprise Co., Ltd.                                       248,300             170,723
 * Yuen Foong Yu Paper Manufacturing Co., Ltd.                          354,650             194,688
   Yulon Motor Co., Ltd.                                                370,200             416,042
   Zyxel Communication Corp.                                             85,200             179,245
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $62,538,444)                                                                     72,492,020
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.7%)
 * Taiwan Dollar
     (Cost $5,304,822)                                                                    5,316,923
                                                                                    ---------------
TOTAL -- TAIWAN
  (Cost $67,843,266)                                                                     77,808,943
                                                                                    ---------------
SOUTH AFRICA -- (9.7%)
COMMON STOCKS -- (9.7%)
 * ABSA Group, Ltd.                                                     392,236           2,808,341
   African Oxygen, Ltd.                                                 206,548             568,342
 * Amalgamated Beverage Industries, Ltd.                                 80,191             853,932
   Anglo American PLC                                                   662,129          13,979,129
   Anglo American Platinum Corp., Ltd.                                  138,689           5,108,275
   Anglogold, Ltd.                                                      141,049           4,952,254
   AVI, Ltd.                                                            145,875             385,791
   Barloworld, Ltd.                                                     105,674           1,124,273
   Bidvest Group, Ltd.                                                  156,588           1,251,287
 * Dimension Data Holdings PLC                                          246,926             137,920
 * Discovery Holdings, Ltd.                                             167,710             322,811
   Edgars Consolidated Stores, Ltd.                                      26,859             576,642
   Firstrand, Ltd.                                                    3,379,947           5,160,785
   Gold Fields, Ltd.                                                    251,697           2,910,853
   Harmony Gold Mining Co., Ltd.                                        137,081           1,643,723
   Impala Platinum Holdings, Ltd.                                        32,630           2,411,426
   Imperial Holdings, Ltd.                                              116,858           1,252,138
 * Investec, Ltd.                                                        23,111             427,873
   Iscor, Ltd.                                                          285,549           1,485,446
 * JD Group, Ltd.                                                        87,800             538,222
   Kumba Resources, Ltd.                                                 15,092              83,350
   Liberty Group, Ltd.                                                  173,556           1,389,397
 * Massmart Holdings, Ltd.                                               95,249             458,992
 * MTN Group, Ltd.                                                      966,699           4,338,354
   Nampak, Ltd.                                                         313,953             670,144
 * Naspers, Ltd. Series N                                               145,439           1,019,369
   Nedcor, Ltd.                                                         216,270           2,068,268
 * Network Healthcare Holdings, Ltd.                                    888,707             603,536
   Old Mutual PLC                                                     1,763,742           3,081,574
 * Pick'n Pay Stores, Ltd.                                              309,695             816,365
   Pretoria Portland Cement Co., Ltd.                                    30,295             661,038
   Sanlam, Ltd.                                                       1,300,739           1,763,089
   Sappi, Ltd.                                                          117,144           1,634,751
   Standard Bank Group, Ltd.                                            686,654           4,424,884
 * Steinhoff International Holdings, Ltd.                               605,515             760,766
 * Telkom SA, Ltd.                                                      355,518           4,290,927
   Tiger Brands, Ltd.                                                    30,753     $       424,323
 * Woolworths Holdings, Ltd.                                            402,268             434,773
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $77,209,321)                                                                     76,823,363
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * South African Rand
    (Cost $64)                                                                                   69
                                                                                    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $77,209,385)                                                                     76,823,432
                                                                                    ---------------
SOUTH KOREA -- (8.9%)
COMMON STOCKS -- (8.9%)
   Amorepacific Corp.                                                     2,930             503,270
 * Cho Hung Bank Co., Ltd.                                              155,557             338,978
   CJ Corp.                                                               6,550             346,102
   Daelim Industrial Co., Ltd.                                            9,830             326,831
   Daewoo Engineering & Construction Co., Ltd.                           77,960             270,737
 * Daewoo Heavy Industries & Machinery, Ltd.                             48,150             323,874
 * Daewoo Securities Co., Ltd.                                           56,445             182,018
   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                    66,720             718,816
   Daishin Securities Co., Ltd.                                           5,340              62,484
   Halla Climate Control Corp.                                           30,000             228,055
   Hankook Tire Manufacturing Co., Ltd.                                  42,940             339,308
   Hanwha Chemical Corp.                                                 32,000             183,489
   Hite Brewery Co., Ltd.                                                 7,100             458,608
   Hyundai Development Co.                                               24,000             254,861
   Hyundai Heavy Industries Co., Ltd.                                    24,070             587,034
 * Hyundai Merchant Marine Co., Ltd.                                     27,000             182,509
   Hyundai Mobis                                                         26,460           1,078,985
   Hyundai Motor Co., Ltd.                                               95,919           3,671,963
 * Hyundai Securities Co., Ltd.                                          61,090             249,158
   INI Steel Co., Ltd.                                                   33,910             252,556
 * Kangwon Land, Inc.                                                    20,000             218,543
   Kia Motors Corp.                                                     128,970           1,102,902
 * Kookmin Bank                                                         139,085           4,795,792
   Korea Electric Power Corp.                                           232,010           3,742,507
 * Korea Exchange Bank                                                  166,780             839,328
   Korea Gas                                                             27,040             731,727
 * Korean Air Co., Ltd.                                                  20,670             261,372
   KT Corp.                                                              67,490           2,284,767
   KT&G Corp.                                                            62,340           1,415,438
   Kumgang Korea Chemical Co., Ltd.                                       3,000             301,092
   LG Chemical Investment, Ltd.                                          95,890           1,313,208
   LG Chemical, Ltd.                                                     28,206             990,902
   LG Electronics, Inc.                                                  40,160           2,328,042
   LG Engineering & Construction Corp.                                   12,480             194,715
 * LG Investment & Securities Co., Ltd.                                  29,880             228,429
   LG Petrochemical Co., Ltd.                                            13,070             260,402
 * NCsoft Corp.                                                           2,250             185,218
   Nong Shim Co., Ltd.                                                    1,710             321,052
   POSCO                                                                 24,840           3,096,722
   Pusan Bank                                                            34,160             208,723
   S1 Corp.                                                              16,638             359,710
   Samsung Corp.                                                         41,960             527,726

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Samsung Electro-Mechanics Co., Ltd.                                   32,707     $     1,024,695
   Samsung Electronics Co., Ltd.                                         37,988          16,940,498
   Samsung Fire and Marine Insurance, Ltd.                               21,719           1,387,941
   Samsung Heavy Industries Co., Ltd.                                    66,240             285,468
   Samsung SDI Co., Ltd.                                                 20,352           2,240,599
   Samsung Securities Co., Ltd.                                          18,040             321,187
 * Samsung Techwin Co., Ltd.                                             28,000             234,982
 * Seoul Bank                                                            38,700             858,260
   Shinhan Financial Group Co., Ltd.                                    151,242           2,440,589
   Shinsegae Co., Ltd.                                                    4,610           1,035,789
   SK Corp., Ltd.                                                        55,584           2,379,221
   SK Telecom Co., Ltd.                                                  17,960           3,025,591
   S-Oil Corp.                                                           53,150           2,087,466
 * Ssangyong Motor Co.                                                   39,000             245,793
                                                                                    ---------------
TOTAL -- SOUTH KOREA
  (Cost $38,998,017)                                                                     70,776,032
                                                                                    ---------------
MEXICO -- (8.9%)
COMMON STOCKS -- (8.9%)
   Alfa S.A. de C.V. Series A                                           375,190           1,232,934
   America Movil S.A. de C.V. Series L                                6,377,000          11,176,445
 * America Telecom S.A. de C.V. Series A                              2,243,071           4,245,746
 * Carso Global Telecom S.A. de C.V. Telecom Series A1                2,183,071           3,223,480
   Cementos de Mexico S.A. de C.V. Series B                             970,682           5,665,112
   Coca Cola Femsa S.A. de C.V. Series L                                374,700             794,943
 * Consorcio Ara S.A.                                                   157,500             432,965
   Controladora Comercial Mexicana S.A. de C.V. Series B                633,700             744,125
 * Corporacion Interamericana de Entramiento S.A. de
     C.V. Series B                                                       75,000             158,393
 * Corporacion Mexicana de Restaurantes S.A. de C.V. Series B             1,107                 102
   Corporativo Fragua S.A. de C.V. Series B                                  21                  55
 * Desc S.A. de C.V. Series B                                           619,841             181,963
   El Puerto de Liverpool S.A. Series C1                                339,500             478,986
   Embotelladora Arca SA de CV , Mexico                                 466,500             856,023
 * Empresas ICA Sociedad Controladora S.A. de C.V.                      623,700             191,840
   Empresas la Moderna S.A. de C.V. Series A                            120,000              25,448
   Fomento Economico Mexicano Series B & D                              554,000           2,370,090
   Gruma S.A. de C.V. Series B                                           90,406             151,713
   Grupo Carso S.A. de C.V. Series A-1                                  542,000           2,089,822
   Grupo Continental S.A.                                               358,600             559,355
   Grupo Elektra S.A. de C.V.                                           114,000             593,401
   Grupo Financiero del Norte S.A. Series C                             340,000           1,188,801
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                  22,746               4,784
   Grupo Financiero Inbursa S.A. de C.V. Series O                     1,697,097           2,157,900
 * Grupo Gigante S.A. de C.V. Series B                                  117,282              75,026
   Grupo Industrial Bimbo S.A. de C.V. Series A                         711,500           1,536,912
 * Grupo Industrial Maseca S.A. de C.V. Series B                        229,000     $       100,438
   Grupo Modelo S.A. de C.V. Series C                                 1,806,300           4,479,542
 * Grupo Nutrisa S.A. de C.V.                                               129                  29
 * Grupo Qumma S.A. de C.V. Series B                                      1,591                  25
   Grupo Televisa S.A. (Certificate Representing Series A,
     Series D & Series L)                                             1,510,000           3,175,744
 * Grupo Tribasa S.A. de C.V.                                             2,120                   0
 * Hylsamex S.A. de C.V.                                                 93,914             133,322
 * Hylsamex S.A. de C.V. Series B                                        60,000              84,652
   Industrias Penoles S.A. de C.V.                                      247,800             890,312
   Kimberly Clark de Mexico S.A. de C.V. Series A                       648,000           1,700,705
 * Nueva Grupo Mexico S.A. de C.V. Series B                             505,358           1,511,003
 * Organizacion Soriana S.A. de C.V. Series B                           361,600           1,137,575
   Telefonos de Mexico S.A. Series A                                    100,000             168,339
   Telefonos de Mexico S.A. Series L                                  5,217,400           8,755,484
   TV Azteca S.A. de C.V. Series A                                    1,387,100             717,162
 * US Commercial Corp. S.A. de C.V.                                     223,000             116,859
   Vitro S.A.                                                           121,600             127,871
   Walmart de Mexico S.A. de C.V. Series V                            2,320,149           6,933,060
                                                                                    ---------------
TOTAL -- MEXICO
  (Cost $50,739,967)                                                                     70,168,486
                                                                                    ---------------
BRAZIL -- (8.3%)
PREFERRED STOCKS -- (6.4%)
   Ambev Cia de Bebidas das Americas                                 12,453,835           2,356,946
   Aracruz Celulose SA Series B                                         711,999           2,304,405
   Banci Itau Holding Financeira                                     68,900,000           5,813,924
   Banco Bradesco SA                                                     82,118           3,517,639
   Brasil Telecom Participacoes SA                                  164,643,872             946,211
   Brasileira de Distribuicao Pao de Acucar                          38,610,000             576,845
 * Braskem SA                                                        30,000,000             472,411
   Cimento Portland Itau                                                860,000             161,235
 * Companhia Siderurgica Paulista                                        65,000              14,472
   Compania Paranaense de Energia Series B                          100,000,000             305,905
   Embratel Participacoes SA                                        143,582,922             331,274
   Gerdau SA                                                            200,304           2,143,944
   Investimentos Itau SA                                              3,297,432           3,543,223
   Klabin SA                                                            542,875             702,462
 * Lojas Renner SA                                                      800,000               5,163
   Siderurgica Belgo-Mineira                                          4,010,000             892,836
   Siderurgica de Tubarao Sid Tubarao                                37,920,000           1,064,672
   Siderurgica Paulista Casipa Series B                                     325               3,146
   Suzano de Papel e Celulose                                           143,544             592,889
   Tele Centro Oeste Celular Participacoes SA                       230,437,922             658,075
   Tele Norte Leste Participacoes SA                                180,034,131           2,033,299
   Telemar Norte Leste SA Series A                                  175,300,000           2,783,078
 * Telesp Celular Participacoes                                     913,941,089           2,551,013
   Telesp Participacoes SA                                          331,500,000           4,444,603
   Telesudeste Celular Participacoes SA                              81,000,000             131,994
   Unibanco Unias de Bancos Brasileiros SA                            2,000,000              33,559

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
   Unibanco-Uniao de Bancos Brasileiros SA                           13,713,000     $       527,457
   Usinas Siderurgicas de Minas Gerais SA                               118,039           1,137,349
   Vale do Rio Doce Series A                                            223,160           9,649,384
   Vale do Rio Doce Series B                                             81,160                   0
   Votorantim Celulose e Papel SA                                    12,467,325             776,482
   Weg SA                                                               185,000             423,846
                                                                                    ---------------
TOTAL PREFERRED STOCKS
  (Cost $37,226,680)                                                                     50,899,741
                                                                                    ---------------
COMMON STOCKS -- (1.9%)
   Ambev Cia de Bebidas das Americas                                  5,420,000           1,976,315
   Brasil Telecom Participacoes SA                                   59,520,574             303,461
   Brasil Telecom SA                                                409,930,875           1,388,924
   Cemig Cia Ene                                                     77,000,000           1,083,317
   Cpfl Geracao Energia SA                                            3,140,000               5,573
   Embraer Empresa Brasileira de Aeronautica                            525,521           3,342,375
 * Embratel Participacoes                                            57,550,000             256,459
 * Empresa Nasional de Comercio Redito e Participacoes SAncorpar        480,000                 929
   Petroquimica do Sul Copesul                                        2,276,000             112,368
   Siderurgica Nacional Sid Nacional                                 60,351,000           2,804,306
   Souza Cruz Industria e Comercio                                      291,000           2,572,895
   Tele Centro Oeste Celular Participacoes SA                        57,876,799             182,651
 * Tele Centro Oeste Celular Participacoes SA                         1,365,528               4,309
 * Tele Norte Celular Participacoes                                  57,624,254              13,016
   Tele Norte Leste Participacoes SA                                 59,264,568             583,084
 * Tele Sudeste Celular Participacoes SA                              3,072,951               4,294
   Tractebel Energia SA                                              96,600,000             268,074
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $11,162,959)                                                                     14,902,350
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Brazilian Real
     (Cost $23)                                                                                 219
                                                                                    ---------------
TOTAL -- BRAZIL
  (Cost $48,389,870)                                                                     65,802,310
                                                                                    ---------------
ISRAEL -- (7.8%)
COMMON STOCKS -- (7.8%)
   Africa-Israel Investments, Ltd.                                      108,700           2,159,744
   Agis Industries (1983), Ltd.                                          71,436           2,003,187
   Bank Hapoalim, Ltd.                                                2,309,640           5,918,274
   Bank Leumi Le-Israel                                               2,802,069           5,148,201
 * Bezeq Israeli Telecommunication Corp., Ltd.                        4,049,014           4,291,803
   Blue Square Israel, Ltd.                                              16,186             173,511
   CLAL Industries, Ltd.                                                289,038           1,374,645
   CLAL Insurance, Ltd.                                                 114,684           1,832,234
   Delek Group, Ltd.                                                      4,584             373,733
   Discount Investment Corp                                              66,100           1,519,035
   Elbit Systems, Ltd.                                                   98,319           1,815,882
 * Elron Electronic Industries, Ltd.                                          0                   4
 * First International Bank of Israel                                    48,660             259,925
 * First International Bank of Israel, Ltd.                             347,200             377,530
   IDB Development Corp., Ltd. Series A                                 101,015     $     2,306,607
   IDB Holding Corp., Ltd.                                               36,578             628,339
   Israel Chemicals, Ltd.                                             2,410,526           4,145,038
   Israel Corp. Series A                                                  5,500             877,081
 * Koor Industries, Ltd.                                                 25,971             984,923
   M.A.Industries, Ltd.                                                 843,283           3,520,356
   Migdal Insurance Holdings                                          2,079,107           2,813,598
   Osem Investment, Ltd.                                                210,522           2,301,869
   Strauss Elite, Ltd.                                                   33,250             305,002
   Super-Sol, Ltd. Series B                                             372,926             841,904
   Tefahot Israel Mortgage Bank, Ltd.                                    56,600             524,862
   Teva Pharmaceutical Industries, Ltd.                                 209,140          13,734,393
   United Mizrahi Bank, Ltd.                                            384,693           1,274,138
                                                                                    ---------------
TOTAL -- ISRAEL
  (Cost $37,527,997)                                                                     61,505,818
                                                                                    ---------------
TURKEY -- (7.4%)
COMMON STOCKS -- (7.4%)
   Akbank T.A.S.                                                  1,811,999,062           7,604,412
 * Anadolu Efes Biracilik ve Malt Sanayi A.S.                       182,246,814           2,257,545
 * Arcelik A.S.                                                   1,549,702,646           7,236,348
   Aygaz A.S.                                                       593,998,416           1,189,366
 * BSH Profilo Elektrikli Gerecler Sanayii A.S.                       4,725,086              55,114
 * Dogan Sirketler Grubu Holdings A.S                               577,649,971             981,646
 * Dogan Yayin Holding A.S.                                         282,794,524             839,612
   Enka Insaat Ve Sanayi A.S.                                       164,940,663           3,159,694
 * Eregli Demir ve Celik Fabrikalari Turk A.S.                      145,031,000           3,701,503
   Ford Otomotiv Sanayi A.S.                                        722,990,000           5,114,990
 * Hurriyet Gazetecilik ve Matbaacilik A.S.                         370,163,648             945,235
   Koc Holding A.S.                                               1,058,111,057           4,374,954
   Migros Turk A.S.                                                 450,270,375           2,089,777
 * Tat Konserve Sanayii A.S.                                                 36                   0
 * Tofas Turk Otomobil Fabrikasi A.S.                             1,489,092,271           2,560,485
   Trakya Cam Sanayii A.S.                                          187,301,438             423,729
   Tupras-Turkiye Petrol Rafineleri A.S.                            289,886,950           1,745,862
 * Turk Sise de Cam Fabrikalari A.S. Issue 04                       178,179,930             290,736
 * Turk Sise ve Cam Fabrikalari A.S.                                430,349,924             724,861
 * Turkiye Garanti Bankasi A.S.                                   1,549,482,967           4,318,556
   Turkiye Is Bankasi A.S. Series C                               1,741,718,616           5,853,375
 * Vestel Elektronik Sanayi Ticaret A.S.                            240,241,000             741,018
 * Yapi ve Kredi Bankasi A.S.                                     1,232,184,338           2,591,757
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $30,184,710)                                                                     58,800,575
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Turkish Lira
    (Cost $155)                                                                                 150
                                                                                    ---------------
TOTAL -- TURKEY
  (Cost $30,184,865)                                                                     58,800,725
                                                                                    ---------------

INDONESIA -- (7.4%)
COMMON STOCKS -- (7.4%)
   PT Astra Agro Lestari Tbk                                          2,153,000             581,077
   PT Astra International Tbk                                         8,470,461           5,247,437

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
   PT Bank Central Asia Tbk                                             990,000     $       394,856
   PT Bank Danamon Indonesia Tbk                                      1,762,000             564,668
   PT Bimantara Citra Tbk                                             1,758,000             550,943
   PT Gudang Garam Tbk                                                4,695,500           7,334,130
   PT Hanjaya Mandala Sampoerna Tbk                                  13,377,500           7,074,322
 * PT Indocement Tunggal Prakarsa Tbk                                 7,362,000           1,271,541
   PT Indofood Sukses Makmur Tbk                                     18,886,400           1,429,908
   PT Indonesian Satellite Corp.Tbk                                  14,967,500           6,394,373
   PT International Nickel Indonesia Tbk                                145,000             507,470
   PT Kalbe Farma Tbk                                                 2,500,000              97,164
 * PT Lippo Bank Tbk Series A                                         3,281,200             194,890
 * PT Lippo Land Development Tbk                                        166,500              12,566
 * PT Makindo Tbk                                                     2,236,500             241,132
 * PT Medco Energi International Tbk                                  9,754,000           1,474,625
 * PT Panasia Indosyntec Tbk                                             75,100               3,198
   PT Ramayana Lestari Sentosa Tbk                                    4,004,000           1,750,783
   PT Sari Husada Tbk                                                    13,793              29,013
   PT Semen Gresik Tbk                                                1,739,502           1,741,826
   PT Telekomunikasi Indonesia (Persero) Tbk Series B                18,576,820          14,695,839
   PT Tempo Scan Pacific                                                646,000             484,226
   PT Unilever Tbk                                                   16,022,000           6,211,478
                                                                                    ---------------
TOTAL -- INDONESIA
  (Cost $47,714,707)                                                                     58,287,465
                                                                                    ---------------
THAILAND -- (7.0%)
COMMON STOCKS -- (7.0%)
 * Advance Agro Public Co., Ltd. (Foreign)                              534,100             296,210
   Advance Info Service Public Co., Ltd. (Foreign)                    5,982,000          13,122,948
 * Aromatics (Thailand) Public Co., Ltd. (Foreign)                    1,387,500           1,598,857
   Bangkok Expressway Public Co., Ltd. (Foreign)                      1,794,100           1,034,803
 * Bank of Asia Public Co., Ltd. (Foreign)                            9,363,000           1,177,010
 * Bank of Ayudhya Public Co., Ltd. (Foreign)                         5,174,500           1,568,803
   Banpu Public Co., Ltd. (Foreign)                                     132,000             400,197
   BEC World Public Co., Ltd. (Foreign)                               3,915,000           1,592,248
 * Capetronic International (Thailand) Public Co., Ltd.
     (Foreign)                                                        4,490,000             227,986
   Central Pattana Public Co., Ltd. (Foreign)                         4,177,500             916,434
   Charoen Pokphand Foods Public Co., Ltd. (Foreign)                 14,442,000           1,238,801
 * DBS Thai Danu Bank Public Co., Ltd. (Foreign)                        842,200              65,599
   Delta Electronics (Thailand) Public Co., Ltd. (Foreign)            4,100,710           2,456,181
   Hana Microelectronics Public Co., Ltd. (Foreign)                     238,300             734,225
 * International Broadcasting Corp. Public Co., Ltd. (Foreign)          612,000             268,514
   Krung Thai Bank Public Co., Ltd. (Foreign)                        17,302,970           4,691,463
   Land & Houses Public Co., Ltd. (Foreign)                           2,130,310             546,099
   National Finance and Securities Public Co., Ltd. (Foreign)           630,150             229,880
   National Petrochemical Public Co., Ltd. (Foreign)                    441,500     $       979,418
   Ratchaburi Electricity Generating Holding Public Co., Ltd.
     (Foreign)                                                        2,200,000           1,979,295
   Shin Corporation Public Co., Ltd. (Foreign)                        6,122,000           5,281,489
   Shinawatra Satellite Public Co., Ltd. (Foreign)                    2,762,450             871,564
   Siam Cement Public Co., Ltd. (Foreign)                               270,000           1,530,688
   Siam City Cement Public Co., Ltd. (Foreign)                          633,413           3,559,728
   Siam Commercial Bank Public Co., Ltd. (Foreign)                    2,549,166           2,874,645
   Siam Makro Public Co., Ltd. (Foreign)                                727,100             860,261
 * Telecomasia Corp. Public Co., Ltd. (Foreign)                       6,977,800           1,049,164
 * Thai Military Bank Public Co., Ltd. (Foreign)                     11,657,100           1,022,905
   Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)           89,000             574,760
   Thai Union Frozen Products Public Co., Ltd. (Foreign)              3,178,520           1,942,995
   TISCO Finance Public Co., Ltd. (Foreign)                           1,231,100             842,076
   Vanachai Group Co-Foreign                                            950,200             252,950
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $48,898,097)                                                                     55,788,196
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants
     03/31/08 (Cost $0)                                               1,444,563                   0
                                                                                    ---------------
TOTAL -- THAILAND
  (Cost $48,898,097)                                                                     55,788,196
                                                                                    ---------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
   AMFB Holdings Berhad                                                 317,000             508,893
   AMMB Holdings Berhad                                               1,131,731           1,029,696
 * Aokam Perdana Berhad                                                     333                   5
   Berjaya Sports Toto Berhad                                           622,000             674,707
   British American Tobacco Berhad                                      175,000           2,210,132
   Commerce Asset Holding Berhad                                      1,759,000           2,258,743
 * Digi.Com Berhad                                                      449,862             554,142
   Diversified Resources Berhad                                         581,000             278,214
   Gamuda Berhad                                                        510,000             730,954
   Genting Berhad                                                       477,000           1,944,494
   Golden Hope Plantations Berhad                                       711,000             639,501
   Hong Leong Bank Berhad                                               874,250           1,061,871
   Hong Leong Credit Berhad                                             795,429             849,788
   Hong Leong Properties Berhad                                         175,328              24,713
   IOI Corp. Berhad                                                     665,000           1,415,772
   IOI Oleochemical Industries Berhad                                    22,041              56,280
   IOI Properties Berhad                                                103,000             194,061
   Kuala Lumpur Kepong Berhad                                           462,500             772,044
   Magnum Corp. Berhad                                                1,007,500             678,929
   Malakoff Berhad                                                      566,000             825,460
   Malayan Banking Berhad                                             2,028,500           5,498,743

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
   Malayan Cement Berhad                                              1,739,000     $       359,544
   Malaysia Mining Corp. Berhad                                         675,000             356,340
 * Malaysian Airlines System Berhad                                     889,000           1,096,117
   Malaysian International Shipping Corp. (Foreign)                     667,666           2,092,228
   Malaysian Pacific Industries                                         136,000             566,217
   Maxis Communications Berhad                                          151,000             333,847
 * MBF Holdings Berhad                                                    7,050                 241
   Nestle (Malaysia) Berhad                                             146,000             844,876
   Oriental Holdings Berhad                                             168,000             172,315
   Oyl Industries Berhad                                                 89,000             849,452
   Perusahaan Otomobil Nasional Berhad                                  389,000             803,592
   Petronas Dagangan Berhad                                             322,000             576,326
   Petronas Gas Berhad                                                1,344,000           2,422,746
 * Plus Expressways Berhad                                              440,000             251,373
   PPB Group Berhad                                                     348,000             595,426
   Public Bank Berhad                                                 1,550,201           2,529,275
   Resorts World Berhad                                                 743,000           1,731,416
   RHB Capital Berhad                                                 1,185,000             602,164
 * Silverstone Corp. Berhad                                              11,587                 746
   Sime Darby Berhad (Malaysia)                                       1,479,800           2,046,924
   Southern Bank Berhad                                                  48,440              33,791
   Southern Bank Berhad (Foreign)                                       734,437             512,122
   Telekom Malaysia Berhad                                            1,873,000           4,830,628
   Tenaga Nasional Berhad                                             1,759,000           4,398,924
 * Time Dotcom Berhad                                                 1,518,000             391,529
   UMW Holdings Berhad                                                  268,333             353,042
   YTL Corp. Berhad                                                     981,362           1,135,780
                                                                                    ---------------
TOTAL -- MALAYSIA
  (Cost $49,078,638)                                                                     52,094,123
                                                                                    ---------------
UNITED STATES -- (5.0%)
COMMON STOCKS -- (5.0%)
   Banco Bilboa Vizcaya Argentaria Chile SA ADR                          64,200           1,547,220
   Banco de Chile Series F ADR                                           47,643           1,403,086
   Banco Santander Chile Sponsored ADR                                  295,998           7,849,867
 * Chilesat Corp. S.A. ADR                                                  788               1,812
   Cia Telecom de Chile ADR                                             421,400           5,018,874
   Compania Cervecerias Uni ADR                                         115,400           2,313,770
   Cristalerias de Chile SA ADR                                          35,600             779,996
   Distribucion y Servicio D&S SA ADR                                   176,800           2,584,816
   Embotelladora Andina SA Andina ADR                                   109,600           1,233,000
   Embotelladora Andina SA Andina Series B ADR                           89,100           1,006,830
   Empresa Nacional de Elec ADR                                         514,018           6,512,608
   Enersis SA ADR                                                       285,903           1,769,740
   Grupo Financiero Galicia S.A. ADR                                    211,011           1,187,992
   Lan Chile SA ADR                                                     125,900           2,159,185
 * Madeco SA                                                              4,450              27,234
   Masisa SA ADR                                                         25,100             310,738
   Sociedad Quimica y Minera de Chile SA ADR                             61,300           2,182,893
   Sociedad Quimica y Minera de Chile SA ADR Class A                        902              34,006
   Vina Concha y Toro SA Conchatoro ADR                                  27,100     $     1,222,210
                                                                                    ---------------
TOTAL -- UNITED STATES
  (Cost $39,950,627)                                                                     39,145,877
                                                                                    ---------------
HUNGARY -- (3.4%)
COMMON STOCKS -- (3.4%)
   Budapesti Elektromos Muvek RT                                            185              12,963
   Delmagyarorszagi Aramszolgaltato Demasz RT                             2,275             127,035
   Egis RT                                                               37,757           1,467,774
   Gedeon Richter, Ltd.                                                  46,937           4,627,712
   Magyar Olay-Es Gazipari RT                                           168,429           6,459,737
   Matav RT                                                           1,050,555           4,094,090
 * Orszagos Takerekpenztar es Keresdelmi Bank RT                        386,220           8,065,863
 * Tiszai Vegyi Kombinat RT                                             117,534           2,153,562
                                                                                    ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                     27,008,736
                                                                                    ---------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 * Agora SA                                                              98,779           1,176,349
   Bank Polska Kasa Opieki - Grupa Pekao SA                             156,792           5,095,264
   Bank Przemyslowo Handlowy Pbk                                         31,526           3,497,934
   Bank Zackodni Wbk SA                                                  93,312           2,112,519
 * Big Bank Gdanski SA                                                2,029,541           1,635,576
   Browary Zywiec SA                                                     15,860           1,731,197
 * Budimex SA                                                            36,763             454,010
 * Cersanit-Krasnystaw SA                                                19,143             489,646
   Debica SA                                                             19,800             681,375
   Frantschach Swiecie SA                                               103,599           1,693,832
 * Kredyt Bank SA                                                       418,562           1,003,684
 * Netia Holdings SA                                                    495,665             555,557
 * Optimus Technologie                                                    6,873              19,199
   Orbis SA                                                              77,409             479,683
   Polski Koncern Naftowy Orlen S.A.                                    267,237           2,000,335
 * Prokom Software SA                                                    21,336           1,043,317
   Telekomunikacja Polska SA                                            712,274           2,757,406
   Zaklady Metali Lekkich Kety SA                                        15,120             486,133
                                                                                    ---------------
TOTAL -- POLAND
  (Cost $20,586,160)                                                                     26,913,016
                                                                                    ---------------
PHILIPPINES -- (3.3%)
COMMON STOCKS -- (3.3%)
   Aboitiz Equity Ventures, Inc.                                      7,803,400             405,952
   Ayala Corp.                                                       42,503,520           4,029,199
   Ayala Land, Inc.                                                  27,511,576           2,712,243
   Bank of the Philippine Island                                      4,641,373           3,492,601
 * Equitable PCI Bank, Inc.                                           2,217,300           1,723,317
 * Filipina Water Bottling Corp.                                      2,006,957                   0
   Metro Bank and Trust Co.                                           4,584,435           2,049,982
   Petron Corp.                                                      28,593,000           1,559,337
 * Philippine Long Distance Telephone Co.                               347,030           6,659,057
   SM Prime Holdings, Inc.                                           29,223,000           3,087,076
   Union Bank of the Philippines                                      1,572,300             646,999
                                                                                    ---------------
TOTAL -- PHILIPPINES
  (Cost $42,708,447)                                                                     26,365,763
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
ARGENTINA -- (1.8%)
COMMON STOCKS -- (1.8%)
 * Acindar Industria Argentina de Aceros SA Series B                    899,000     $       866,690
 * Alpargatas SA Industrial y Comercial                                   1,078                 537
   Alto Palermo SA Series A                                               5,000               5,302
 * Banco del Sud Sociedad Anonima Series B                               29,000              25,628
 * Banco Frances del Rio de la Plata SA                                 467,809             841,859
 * Capex SA Series A                                                     52,893              53,967
 * Celulosa Argentina SA Series B                                        18,750              13,557
 * Central Costanera SA Series B                                        114,100             145,932
 * Central Puerto SA Series B                                            16,000               8,227
 * Garovaglio y Zorraquin SA                                             28,000               3,869
 * Gas Natural SA, Buenos Aires                                         345,000             164,083
 * IRSA Inversiones y Representaciones SA                               657,649             460,716
 * Juan Minetti SA                                                      353,151             360,886
 * Ledesma S.A.A.I.                                                     242,632             140,347
 * Metrogas SA Series B                                                 543,115             209,438
 * Molinos Rio de la Plata SA Series B                                  694,833             870,819
 * Perez Companc SA                                                   2,274,901           2,149,278
 * Renault Argentina SA                                                 399,465              62,901
   Siderar SAIC Series A                                                721,484           3,153,177
   Solvay Indupa S.A.I.C.                                               555,366             460,449
 * Telecom Argentina Stet-France SA Series B                            977,000           1,601,207
   Tenaris SA                                                           653,898           2,038,283
 * Transportadora de Gas del Sur SA Series B                          1,028,000             776,325
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $24,508,605)                                                                     14,413,477
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Argentine Peso
     (Cost $155,706)                                                                        155,455
                                                                                    ---------------
TOTAL -- ARGENTINA
  (Cost $24,664,311)                                                                     14,568,932
                                                                                    ---------------

CZECH REPUBLIC -- (0.1%)
COMMON STOCKS -- (0.1%)
 * CEZ A.S.                                                              35,236     $       250,425
 * Ceske Radiokomunikace A.S.                                             1,575              27,607
 * Ceske Telecom A.S.                                                    27,377             344,528
 * Komercni Banka A.S.                                                    2,584             283,551
 * Phillip Morris CR A.S.                                                   113              67,760
                                                                                    ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $1,017,504)                                                                         973,871
                                                                                    ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $9,965,000 FNMA
   Discount Notes 0.96%, 06/16/04,
   valued at $9,960,018
   (Cost $9,812,000)                                            $         9,812           9,812,000
                                                                                    ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $651,112,291)++                                                             $   792,643,725
                                                                                    ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $651,539,175.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
SOUTH AFRICA -- (11.1%)
COMMON STOCKS -- (11.1%)
 * ADCorp Holdings, Ltd.                                                 43,285     $        85,943
   Advtech, Ltd.                                                        120,000              14,161
   Aeci, Ltd.                                                            79,460             387,165
 * Afgri, Ltd.                                                          280,296             257,596
   African Life Assurance Co., Ltd.                                     102,921             232,367
 * African Rainbow Minerals, Ltd.                                        93,461             502,093
 * Afrikander Lease, Ltd.                                               116,023              41,672
   Afrox Healthcare                                                      45,403              95,055
 * AG Industries, Ltd.                                                  107,512              32,912
 * Alexander Forbes, Ltd.                                               259,170             369,567
 * Allied Electronics Corp., Ltd.                                        84,012             154,363
   Allied Technologies, Ltd.                                             82,724             411,649
 * Amalgamated Appliance Holdings, Ltd.                                 142,094              60,987
 * Aspen Pharmacare Holdings PLC                                        297,721             584,115
   Astral Foods, Ltd.                                                    33,426             161,332
 * Aveng, Ltd.                                                          241,648             291,660
 * Bearing Man, Ltd.                                                     69,024              68,629
 * Bell Equipment, Ltd.                                                  57,476              74,079
 * Brandcorp Holdings, Ltd.                                              43,383              29,934
 * Business Connexion Group, Ltd.                                       229,687             128,681
   Bytes Technology Group, Ltd.                                         113,445             100,955
 * Capital Alliance Holdings, Ltd.                                      148,529             243,159
 * Capitec Bank Holdings, Ltd.                                           37,860              33,816
   Cashbuild, Ltd.                                                       13,473              45,035
 * Caxton & CTP Publishers & Printers, Ltd.                             356,504             448,187
   Ceramic Industries, Ltd.                                              13,297             132,326
   City Lodge Hotels, Ltd.                                               28,074             113,214
 * Connection Group Holdings, Ltd.                                       26,487              21,910
 * Corpcapital, Ltd.                                                    241,136              19,541
   Cullinan Holdings, Ltd.                                               10,000                 598
 * Datacentrix Holdings, Ltd.                                           162,198              53,018
 * Datatec, Ltd.                                                         92,603             134,530
   Delta Electrical Industries, Ltd.                                     38,338             199,257
   Distell Group, Ltd.                                                  160,135             361,626
 * Distribution & Warehousing Network, Ltd.                              98,577              28,751
   Dorbyl, Ltd.                                                          18,237              50,313
 * Durban Roodeport Deep, Ltd.                                          196,023             554,626
 * Ellerine Holdings, Ltd.                                               62,039             303,991
 * Energy Africa, Ltd.                                                   85,189             424,568
 * Enviroserv Holdings, Ltd.                                             64,500              35,591
 * Famous Brands, Ltd.                                                    9,678               5,798
   Foschini, Ltd.                                                       168,564             515,510
 * Frontrange, Ltd.                                                      62,223              33,288
   Gold Reef Casino Resorts, Ltd.                                       169,887             192,225
   Grindrod, Ltd.                                                        21,833              63,740
   Group Five, Ltd.                                                      40,465              59,281
   Highveld Steel & Vanadilum Corp., Ltd.                                80,938             229,707
   Hudaco Industries, Ltd.                                               23,083              78,698
   Iliad Africa, Ltd.                                                   112,877              92,542
   Illovo Sugar, Ltd.                                                   203,494             236,769
 * Ist Group PLC                                                         83,223     $        20,350
 * JCI, Ltd.                                                          1,622,051             136,552
 * Johnic Communications, Ltd.                                           86,930             326,242
   Kersaf Investments, Ltd.                                              58,532             341,097
   M Cubed Holdings, Ltd.                                               385,000              18,300
 * Medi-Clinic Corp., Ltd.                                              277,002             541,017
   Metair Investment, Ltd.                                                4,447             103,806
 * Metorex, Ltd.                                                        101,510              36,879
 * Metro Cash & Carry, Ltd.                                           1,278,869             479,657
   Metropolitan Holdings, Ltd.                                          451,465             535,628
   Murray & Roberts Holdings, Ltd.                                      215,729             460,722
   Mustek, Ltd.                                                          20,612              23,687
 * Net 1 Applied Technology Holdings, Ltd.                               47,395              59,496
 * New Clicks Holdings, Ltd.                                            290,335             329,578
   Northam Platinum, Ltd.                                               183,217             255,498
 * Nu-World Holdings                                                     11,932              42,263
   Oceana Group                                                          86,619             203,206
 * Omnia Holdings, Ltd.                                                  35,992             163,079
 * Palabora Mining Co., Ltd.                                             20,554             185,566
 * Peregrine Holdings, Ltd.                                             134,813              46,380
 * Primedia Limited 'n'                                                 161,922             208,197
   PSG Group, Ltd.                                                       63,250              25,695
   Rainbow Chicken, Ltd.                                                209,727             165,323
 * Randgold and Expl CO                                                  42,939             141,325
   Rebserve Holdings, Ltd.                                              151,070             179,139
   Redefine Income Fund, Ltd.                                            34,692              13,475
 * Relyant Retail, Ltd.                                                 724,775             161,902
   Reunert                                                              126,412             485,582
 * SA Chrome and Alloys                                                 798,852              94,473
 * Sage Group, Ltd.                                                     201,897              52,436
   Santam, Ltd.                                                          47,060             333,043
   Shoprite Holdings Ltd                                                378,315             534,238
 * Specialty Stores Ltd.                                                173,245             209,974
 * Spur Corp., Ltd.                                                      53,697              39,211
   Sun International (Sth Afr)                                          235,076             120,626
 * Super Group, Ltd.                                                    280,556             449,184
 * Tiger Wheels, Ltd.                                                    47,140             145,045
   Tongaat-Hulett Group, Ltd.                                            93,729             644,025
 * Tourism Investment                                                   647,510             141,642
 * Trans Hex Group, Ltd.                                                 69,964             241,334
 * Trencor, Ltd.                                                        142,114             265,481
   Truworths International, Ltd.                                        312,815             452,238
   UCS Group, Ltd.                                                      144,872              26,750
 * Unitrans Ltd                                                          65,023             259,134
 * Value Group, Ltd.                                                     49,189              10,947
 * Western Areas Ltd                                                     90,489             430,149
   Wilson Bayly Holme                                                    40,403             108,329
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $19,146,850)                                                                     19,044,430
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * South African Rand
     (Cost $1,381)                                                                            1,482
                                                                                    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $19,148,231)                                                                     19,045,912
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
SOUTH KOREA -- (11.0%)
COMMON STOCKS -- (11.0%)
 * Anam Semiconductor, Inc.                                              69,073     $       198,053
   Asia Cement Manufacturing Co., Ltd.                                    1,243              27,368
   Bing Grae Co., Ltd.                                                    3,480              68,235
   Bu Kwang Pharmaceutical Co., Ltd.                                      6,237              39,865
   Byuck San Engineering and Construction Co., Ltd.                       8,750              19,892
   Cheil Communications, Inc.                                             2,497             328,387
   Cheil Industrial, Inc.                                                18,690             229,160
   Choong Wae Pharmaceutical                                              1,877              18,024
   Chungho Comnet Co., Ltd.                                                 720               2,312
 * Comtec Systems Co., Ltd.                                               2,000               1,081
 * Dae Ho Corp.                                                             543                  61
   Dae Sang Corp.                                                         8,020              18,904
   Dae Won Kang Up Co., Ltd.                                              1,740              14,950
   Daeduck Electronics Co., Ltd.                                         22,437             175,337
   Daeduck Industries Co., Ltd.                                           7,526              64,535
   Daegu Bank Co., Ltd.                                                  63,640             376,818
   Daehan City Gas Co., Ltd.                                              2,621              30,761
   Daehan Flour Mills Co., Ltd.                                             470              16,485
   Daelim Industrial Co., Ltd.                                            9,480             315,194
   Daesung Industrial Co., Ltd.                                           1,690              25,199
 * Daewoo Heavy Industries & Machinery, Ltd.                             40,300             271,072
 * Daewoo International Corp.                                            54,700             323,761
   Daewoo Motor Sales Corp.                                              10,240              59,852
 * Daewoo Precision Industries Co., Ltd.                                  2,800              38,254
 * Daewoo Securities Co., Ltd.                                          119,000             383,739
   Daewoong Co., Ltd.                                                     4,686              21,599
 * Daewoong Pharmaceutical Co., Ltd.                                      3,630              58,519
   Daishin Securities Co., Ltd.                                          24,720             289,253
 * Daou Technology, Inc.                                                  7,000               8,398
   DC Chemical Co., Ltd.                                                  7,316              91,600
   Dong Ah Tire Industrial Co., Ltd.                                      7,300              22,045
   Dong Bu Insurance Co., Ltd.                                           30,810             123,975
 * Dong Yang Mec                                                          7,020              19,644
   Dong-A Pharmaceutical Co., Ltd.                                        3,229              43,181
   Dongbu Corp.                                                           6,310              29,758
   Dongbu Steel Co., Ltd.                                                 7,290              38,007
   Dongkuk Steel Mill Co., Ltd.                                          35,037             239,438
   Dongwon F&B Co., Ltd.                                                    900              27,099
   Dongwon Financial Holding Co., Ltd.                                   19,848              99,932
 * Doosan Corp.                                                           7,390              66,381
   Doosan Heavy Industries & Construction Co., Ltd.                      54,500             332,257
 * Doosan Industrial Development Co., Ltd.                               12,850              20,440
 * Eastel Systems Corp.                                                   4,307               4,238
 * Fursys, Inc.                                                           2,880              21,369
   Global Enterprise Co., Ltd.                                            5,900              14,071
 * Good Morning Securities Co., Ltd.                                     94,500             254,526
   Green Cross Corp.                                                      1,825              38,945
   Hae In Co., Ltd.                                                       5,964               6,662
   Halla Climate Control Corp.                                           20,000             152,037
   Han Kuk Carbon Co., Ltd.                                               7,903               8,133
   Han Wha Corp.                                                         33,650             240,324
   Hana Securities Co., Ltd.                                              5,930              26,686
   Handok Pharmaceuticals Co., Ltd.                                       3,860              30,967
   Handsome Corp.                                                        13,420             105,235
   Hanil Cement Manufacturing Co., Ltd.                                   3,308             138,570
   Hanjin Heavy Industry Co., Ltd.                                       26,190     $       101,892
   Hanjin Shipping Co., Ltd.                                             17,204             225,428
   Hanjin Transportation Co., Ltd.                                        3,471              27,410
 * Hankook Synthetics, Inc.                                               1,000               4,624
   Hankook Tire Manufacturing Co., Ltd.                                  26,040             205,766
   Hankuk Electric Glass Co., Ltd.                                        4,480             187,905
   Hankuk Glass Industries, Inc.                                          5,120             152,283
   Hankuk Paper Manufacturing Co., Ltd.                                   1,450              22,415
   Hanmi Pharmaceutical Industrial Co, Ltd.                               2,620              75,689
 * Hansol Electronics Inc.                                                  797               7,314
   Hansol Paper Co., Ltd.                                                17,360             117,073
 * Hanssem Co., Ltd.                                                      6,820              48,604
 * Hansung Enterprise Co., Ltd.                                             620               1,561
   Hanwha Chemical Corp.                                                 56,030             321,279
   Hanwha Securities Co., Ltd.                                           13,070              24,592
   Hotel Shilla, Ltd.                                                    15,138              64,731
   Huchems Fine Chemical Corp.                                            5,616              17,747
 * Hung Chang Co., Ltd.                                                      27                  44
   Hyosung T & C Co., Ltd.                                               12,038              89,530
 * Hyundai Auton Co., Ltd.                                               81,580             189,825
   Hyundai Cement Co., Ltd.                                               2,570              58,254
 * Hyundai Corp.                                                          1,505               2,978
   Hyundai Department Store Co., Ltd.                                    13,140             309,440
   Hyundai Development Co.                                               39,110             415,317
 * Hyundai Elevator Co., Ltd.                                             2,354              76,509
   Hyundai Fire & Marine Insurance Co., Ltd.                              4,020             126,135
   Hyundai Hysco                                                         36,380             138,846
 * Hyundai Merchant Marine Co., Ltd.                                     65,410             442,144
 * Hyundai Mipo Dockyard Co., Ltd.                                        8,568             129,199
 * Hyundai Securities Co., Ltd.                                          71,159             290,224
 * Il Jin Diamond Co., Ltd.                                               2,000              21,425
 * IlJin Electric, Ltd.                                                   9,150              18,872
   IlShin Spinning Co., Ltd.                                                380              12,200
 * Inchon Oil Refinery Co., Ltd.                                            373                  18
   INI Steel Co., Ltd.                                                   33,750             251,365
   ISU Chemical Co., Ltd.                                                 1,530               8,276
 * Isupetasys Co., Ltd.                                                   7,160              15,919
   Jahwa Electronics Co., Ltd.                                            6,230              60,711
   Jeonbuk Bank, Ltd.                                                     8,590              31,308
   K.C. Tech Co., Ltd.                                                    6,000              18,469
 * KDB Capital Corp.                                                     21,440              61,614
   KEC Corp.                                                              3,035              63,139
   Kolon Industries, Inc.                                                 5,090              27,081
 * Kolon International                                                      321                 944
   Kolon International Corp.                                              2,264              10,937
   Korea Circuit Co.                                                      7,800              24,113
 * Korea Data Systems Co., Ltd.                                          35,000               6,161
 * Korea Development Co., Ltd.                                            3,480              25,682
   Korea Electric Terminal Co., Ltd.                                      3,530              58,009
 * Korea Exchange Bank                                                    9,888              49,762
 * Korea Express Co., Ltd.                                                3,200              62,414
   Korea Fine Chemical Co., Ltd.                                          1,388              14,515
   Korea Iron & Steel Co., Ltd.                                           3,120              40,307
   Korea Iron & Steel Works Co., Ltd.                                     3,328              29,822
   Korea Komho Petrochemical                                              9,100              57,069
   Korea Line Corp.                                                       3,940              85,976
   Korea Polyol Co., Ltd.                                                 1,450              39,718
   Korea Zinc Co., Ltd.                                                   8,810             143,130
   Korean Reinsurance Co., Ltd.                                           4,547             168,850

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * KP Chemical Corp.                                                     34,521     $        83,929
 * KTB Network, Ltd.                                                     17,000              33,643
   Kukdong City Gas Co., Ltd.                                             1,740              20,301
   Kumho Electronics Co., Ltd.                                            1,987              89,335
   Kumho Industrial Co., Ltd.                                            16,300             112,610
   Kyeryong Construction Industrial Co., Ltd.                             2,060              20,827
   Kyobo Securities Co., Ltd.                                            10,440              20,860
   LG Ad Inc., Ltd.                                                       4,120              64,949
   LG Cable, Ltd.                                                        15,520             243,856
   LG Caltex Gas Co., Ltd.                                                1,980              32,915
   LG Engineering & Construction Corp.                                   20,910             326,241
   LG Household & Healthcare Co., Ltd.                                    6,610             169,912
 * LG Industrial Systems, Ltd.                                           16,950             233,691
   LG Insurance Co., Ltd.                                                27,140             135,136
   LG International Corp.                                                33,488             230,994
 * LG Life Sciences, Ltd.                                                 6,855             163,353
   LG Petrochemical Co., Ltd.                                            13,800             274,946
   Lotte Chilsung Beverage Co., Ltd.                                        760             443,020
   Lotte Confectionary Co., Ltd.                                            910             402,994
   Lotte Sam Kang Co., Ltd.                                                 230              18,298
   Meritz Securities Co., Ltd.                                            2,940               5,382
 * Midopa Co., Ltd.                                                      27,910             106,325
   Namhae Chemical Corp.                                                 13,104              17,946
   Namyang Dairy Products Co., Ltd.                                         340              93,051
   Nong Shim Co., Ltd.                                                    2,463             462,427
   Nong Shim Holdings Co., Ltd.                                             780              28,692
   Oriental Fire & Marine Insurance Co., Ltd.                             2,750              36,976
   ORION Corp.                                                            2,700             161,536
   Ottogi Corporation                                                       990              21,556
 * Pacific Industries, Inc.                                               2,100              20,652
 * Pantech Co., Ltd.                                                      8,690              51,347
   Poong San Corp.                                                       12,640             104,184
   Pulmuone Co., Ltd.                                                     2,030              83,324
   Pusan Bank                                                            42,780             261,393
   Pusan City Gas Co., Ltd.                                               3,000              30,237
   Pyung Hwa Industrial Co., Ltd.                                         6,170              16,284
   S1 Corp.                                                              15,730             340,079
 * Saehan Industries, Inc.                                                7,440              11,943
   Samchully Co., Ltd.                                                    1,370              64,243
 * Samlip Industrial Co., Ltd.                                            4,560              16,060
 * Samsung Engineering Co., Ltd.                                         15,780              75,516
   Samsung Fine Chemicals                                                11,080             144,850
 * Samsung Techwin Co., Ltd.                                             44,140             370,433
   Samyang Corp.                                                          1,870              30,476
   Samyang Genex Co., Ltd.                                                  220               4,998
 * Samyoung Corp.                                                         2,170              17,874
   Samyoung Electronics Co., Ltd.                                         5,800              33,813
   Sejong Securities Co., Ltd.                                            4,840               7,074
   Seondo Electric Co., Ltd.                                              4,400               4,791
   Seoul City Gas Co., Ltd.                                               2,750              41,670
 * Seoul Securities Co., Ltd.                                            19,500              45,873
   Shin Young Securities Co., Ltd.                                        2,620              26,157
 * Shindongbang Corp.                                                     2,590              24,759
   Shinmoorim Paper Manufacturing Co., Ltd.                               2,858              11,841
 * Shinsung Engineering Co., Ltd.                                        11,880              44,389
   Sindo Ricoh                                                            4,630             225,879
 * SK Chemicals Co., Ltd.                                                 5,140              33,447
   SK Gas Co., Ltd.                                                       2,500              39,206
 * SKC Co., Ltd.                                                         14,290     $       103,391
 * Ssang Bang Wool Co., Ltd.                                              6,950              20,848
 * Ssangyong Cement Industry Co., Ltd.                                  148,450             197,288
 * Ssangyong Motor Co.                                                   53,830             339,258
   STX Corp.                                                              5,508              18,493
 * STX Engine                                                             4,692              13,251
   Suheung Capsule Co., Ltd.                                              1,900               9,136
   Sung Shin Cement Co., Ltd.                                             7,920             117,799
 * Sunkyong Securities Co., Ltd.                                        120,920              60,072
   Tae Kwang Industrial Co., Ltd.                                           200              26,023
   Tae Young Corp.                                                        3,274              99,266
   Taegu Department Store Co., Ltd.                                       3,130              17,660
   Tai Han Electric Wire Co., Ltd.                                       13,991              65,763
 * Tong Yang Investment Bank                                             28,710              40,883
 * Tongil Heavy Industries Co., Ltd.                                     46,780              20,895
 * Trigem Computer, Inc.                                                 21,159              73,382
   Union Steel Manufacturing Co., Ltd.                                    2,220              95,565
   Woongjin Coway Co., Ltd.                                               6,930              30,330
   Woongjin.Com Co., Ltd.                                                 6,810              16,162
   Woori Securities Co., Ltd.                                             9,550              31,554
   Youlchon Chemical Co., Ltd.                                            8,890              55,345
 * Young Poong Mining & Construction Corp.                                1,580                  75
   Youngone Corp.                                                        18,210              39,720
   Yuhan Corp.                                                            3,702             212,792
                                                                                    ---------------
TOTAL -- SOUTH KOREA
  (Cost $18,013,632)                                                                     18,846,596
                                                                                    ---------------
TAIWAN -- (10.9%)
COMMON STOCKS -- (10.9%)
   Ability Enterprise Co., Ltd.                                          64,192              53,741
 * Abit Computer Co., Ltd.                                              118,300              51,111
   Accton Technology Corp.                                              178,000             114,621
   Advantech Co., Ltd.                                                  119,000             242,744
 * Altek Corp.                                                           14,000              13,926
 * Ambassador Hotel                                                      60,000              35,421
   Amtran Technology Co., Ltd.                                          110,802              95,108
 * Arima Computer Corp.                                                 386,000             133,282
   Asia Polymer Corp.                                                    41,000              22,006
   Askey Computer Co., Ltd.                                              79,550              51,219
   Audix Co., Ltd.                                                       17,513              21,970
   Aurora Corp.                                                          52,250              30,820
 * Avermedia Technologies, Inc.                                          28,000              27,248
   Avision, Inc.                                                         25,030              18,704
   Bank of Kaohsiung Co., Ltd.                                          129,060              96,305
   Basso Industry Corp., Ltd.                                            26,000              53,420
 * Behavior Tech Computer Corp.                                         117,000              43,203
 * Bes Engineering Corp.                                                446,640              90,307
 * Carnival Industrial Corp.                                             95,000              17,657
   Catcher Co., Ltd.                                                     58,910             228,015
 * Cathay Real Estate Development Co., Ltd.                             439,753             252,290
 * Central Insurance Co., Ltd.                                           60,000              31,007
   Central Reinsurance Co., Ltd.                                         61,000              25,219
   Cheng Loong Corp.                                                    311,000             120,281
   Cheng Uei Precision Industry Co., Ltd.                                81,200             154,507
 * Chia Hsin Cement Corp.                                               196,000              92,741
 * Chia Hsin Food & Synthetic Fiber Co., Ltd.                           269,000              28,156
   Chicony Electronics Co., Ltd.                                        123,866             231,570

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Chien Shing Stainless Steel Co., Ltd.                                 56,000     $        24,120
 * China General Plastics Corp.                                          76,000              31,682
 * China Life Insurance Co., Ltd.                                       219,400             127,872
 * China Man-Made Fiber Co., Ltd.                                       390,280             222,443
   China Metal Products Co., Ltd.                                        22,000              25,618
 * China Petrochemical Development Corp.                                529,000              95,946
 * China Rebar Co., Ltd.                                                200,000              23,739
   China Steel Chemical Corp.                                            46,620              64,712
 * China Synthetic Rubber Corp.                                          59,987              18,734
 * China United Trust & Investment Corp.                                220,000              37,382
   Chin-Poon Industrial Co., Ltd.                                        34,244              23,734
 * Chou Chin Industrial Co., Ltd.                                        42,180                   0
   Chroma Ate, Inc.                                                      56,252              62,806
 * Chun Yu Works & Co., Ltd.                                             69,000              27,107
   Chun Yuan Steel Industrial Co., Ltd.                                 100,000              57,377
   Chung Hsin Electric & Machinery Co., Ltd.                            120,000              49,436
   Chung Hwa Pulp Corp.                                                 135,804              73,842
 * Clevo Co.                                                             80,340              37,357
   Compal Commun                                                         76,250             179,614
 * Compeq Manufacturing Co., Ltd.                                       273,000             110,620
   Continental Engineering Corp.                                        244,098             124,568
   CTCI Corp.                                                           164,000              86,824
   Der Pao Construction Co., Ltd.                                        78,000              27,595
   D-Link Corp.                                                         202,000             260,911
 * Edom Technology Co., Ltd.                                             12,000              15,299
   Elan Microelectronincs Corp.                                          80,210              63,979
 * Elite Semiconductor Memory Technology, Inc.                           36,000             136,628
   Elitegroup Computer Systems Co., Ltd.                                185,000             118,950
 * Enlight Corp.                                                         53,000              20,035
 * Entie Commercial Bank                                                580,246             164,381
   Epistar Corp.                                                         34,619              87,078
 * ET Internet Technology Corp.                                         195,114              99,590
   Eternal Chemical Co., Ltd.                                           164,700              88,108
   Everest Textile Co., Ltd.                                            112,000              30,220
   Evergreen International Storage & Transport Corp.                    391,000             160,633
   Everlight Chemical Industrial Corp.                                   65,000              22,668
   Everlight Electronics Co., Ltd.                                       83,640             133,039
   Everspring Industry Co., Ltd.                                         51,000              17,369
 * Far East Department Stores, Ltd.                                     312,000             129,754
   Far Eastern International Bank                                       381,000             193,210
 * Federal Corp.                                                         73,552              52,876
   Feng Hsin Iron & Steel Co., Ltd.                                     192,180             162,147
   Feng Tay Enterprise Co., Ltd.                                        117,100             122,797
   First Copper Technology Co., Ltd.                                     62,000              20,778
 * First International Computer, Inc.                                   375,000              71,648
 * Formosa International Hotels Corp.                                    49,500              60,629
   Formosa Taffeta Co., Ltd.                                            600,000             254,000
 * Formosan Rubber Group, Inc.                                           68,000              29,350
   Giant Manufacture Co., Ltd.                                           81,170              97,290
 * Giga Storage Corp.                                                    42,000              23,966
   Globe Union Industrial Corp.                                          32,634              43,345
 * Gold Circuit Electronics, Ltd.                                        77,446              31,255
 * Goldsun Development & Construction Co., Ltd.                         295,000              74,005
 * Grand Pacific Petrochemical Corp.                                    115,000              46,835
   Great China Metal Industry Co., Ltd.                                  63,000     $        36,818
   Great Taipei Gas Co., Ltd.                                            97,000              37,544
   Great Wall Enterprise Co., Ltd.                                       63,000              16,363
   Greatek Co., Ltd.                                                     82,030              90,110
   Hey Song Corp.                                                        96,000              30,807
   Ho Tung Holding Corp.                                                145,901              53,392
 * Hocheng Corp.                                                         71,000              21,904
   Hotai Motor Co., Ltd.                                                179,000             244,889
 * Hsin Kuang Steel Co., Ltd.                                            23,000              40,287
 * Hsinchu International Bank                                           527,000             297,015
   Hsing Ta Cement Co., Ltd.                                            100,000              30,003
   Hua Eng Wire & Cable Co., Ltd.                                       113,565              31,494
 * Hung Poo Construction Corp.                                           76,000              53,591
 * Hung Sheng Construction Co., Ltd.                                    161,000              87,975
 * Ichia Technologies, Inc.                                              61,200             152,512
 * Infodissc Technology Co., Ltd.                                       115,000              32,626
 * Infortrend Technology, Inc.                                           34,000             118,389
   K Laser Technology, Inc.                                              20,343              14,722
 * Kao Hsing Chang Iron & Steel Corp.                                   101,000              30,250
   Kaulin Manufacturing Co., Ltd.                                        16,000              21,267
   Kendra Rubber Industrial Co., Ltd.                                   100,793              72,532
 * King Yuan Electronics Co., Ltd.                                      116,000             114,939
 * Kingdom Construction Co., Ltd.                                       107,000              39,231
 * King's Town Construction Co., Ltd.                                    36,000              66,478
   Kinpo Electronics, Inc.                                              457,000             239,738
   Knowledge-Yield-Excellence Systems Corp.                              23,995              24,906
 * Lead Data Co., Ltd.                                                   82,000              29,279
 * Lealea Enterprise Co., Ltd.                                          110,000              20,283
   Lee Chang Yung Chemical Industry Corp.                                70,019              26,573
 * Lelon Co., Ltd.                                                       27,378              13,199
 * Leofoo Development Co., Ltd.                                          35,000              13,893
   Li Shin International Enterprise Corp.                                25,280              13,499
   Lien Hwa Industrial Corp.                                            119,000              37,155
 * Ling Sheng PrecisionIndustrial Corp.                                  45,000              25,682
 * Long Bon Development Co., Ltd.                                        98,000              34,897
   Long Chen Paper Co., Ltd.                                             89,000              31,973
   Lucky Cement Corp.                                                    97,000              30,281
   Meiloon Co., Ltd.                                                     43,060              55,800
   Mercuries & Associates, Ltd.                                         110,250              40,642
 * Mercuries Data Co., Ltd.                                              50,000              23,520
   Merry Electronics Co., Ltd.                                           24,480              65,345
 * Microelectronics Technology, Inc.                                     77,000              39,105
   Mitac International Corp.                                            383,000             178,058
 * Mustek Systems, Inc.                                                  36,000              18,046
 * Nankang Rubber Tire Co., Ltd.                                         75,000              78,984
   National Petroleum Co., Ltd.                                          33,325              22,978
   Nien Hsing Textile Co., Ltd.                                         229,000             223,959
 * Nien Made Enterprise Co., Ltd.                                        81,752             142,220
 * Opto Tech Corp.                                                       61,000              18,833
 * Orient Semiconductor Electronics, Ltd.                               455,917              54,141
   Oriental Union Chemical Corp.                                        179,720             196,881
 * Pacific Electric Wire & Cable Corp.                                  726,000              11,328
 * Pan Jit International, Inc.                                           33,000              30,792
 * Pan Overseas Electronics Co., Ltd.                                    67,000              30,004
 * Pan-International Industrial                                         105,000              67,569
   Phihong Technology Co., Ltd.                                          39,472              22,024
 * Phoenix Precision Technology Corp.                                   152,000             113,756
   Phoenixtec Power Co., Ltd.                                           172,725             195,048

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Picvue Electronics, Ltd.                                             181,900     $        65,739
   Pihsiang Machinery Mfg. Co., Ltd.                                     48,000             115,130
   Premier Image Technology Corp.                                        51,000              76,438
   Primax Electronics, Ltd.                                              59,987              21,763
 * Prince Housing & Development Corp.                                   223,000              60,950
 * Procomp Informatics, Ltd.                                             21,675               7,049
 * Prodisc Technology Inc.                                              218,560             167,914
 * Q-Run Technology Co., Ltd.                                            94,000             166,159
   Radium Life Tech                                                      33,000              33,319
 * Ruentex Development Co., Ltd.                                        140,000              29,974
 * Ruentex Industries, Ltd.                                             141,000              51,162
 * Sampo Corp.                                                          438,000             147,068
 * San Fang Chemical Industry Co., Ltd.                                  40,700              28,192
 * Sanyang Industrial Co., Ltd.                                         205,000              80,994
   Sanyo Electric Co., Ltd.                                              56,000              34,254
   Senao International Co., Ltd.                                         31,900              18,408
   Sheng Yu Steel Co., Ltd.                                             116,980             129,750
   Shihlin Electric & Engineering Corp.                                 162,000              99,086
 * Shihlin Paper Corp.                                                   56,000              40,170
 * Shinkong Synthetic Fibers Co., Ltd.                                  388,000              79,725
 * Shuttle, Inc.                                                         28,200              35,077
 * Silicon Integrated Systems Corp.                                     150,000              79,768
   Sincere Navigation Corp.                                              91,015              63,492
 * Sinkong Spinning Co., Ltd.                                            60,000              24,478
 * Sintek Photronics Corp.                                              177,000             142,286
   Sinyi Realty, Inc.                                                    20,000              50,959
 * Solomon Technology Corp.                                              90,000              29,719
   Southeast Cement Co., Ltd.                                            94,000              26,194
   Springsoft, Inc.                                                      35,466              87,169
   Stark Technology, Inc.                                                45,100              29,913
   Sunonwealth Electric Machine Industry Co., Ltd.                       44,719              22,125
   Sunrex Technology Corp.                                               37,260              31,571
   Systex Corp., Ltd.                                                   299,000             141,863
   Ta Chen Stainless Pipe Co., Ltd.                                      25,000              17,738
 * Ta Chong Bank                                                        413,000             139,914
   Ta Ya Elec Wire & Cable Co., Ltd.                                     87,000              33,423
 * Taichung Commercial Bank                                             484,000             132,880
 * Tainan Business Bank                                                 179,000              61,856
   Tainan Enterprises Co., Ltd.                                          28,000              38,879
   Tainan Spinning Co., Ltd.                                            541,000             162,909
   Taiwan Acceptance Corp.                                               37,000              32,717
   Taiwan Fire & Marine Insurance Co., Ltd.                              67,000              39,004
   Taiwan Fu Hsing Industrial Co., Ltd.                                  30,000              27,092
 * Taiwan Green Point Enterprises Co., Ltd.                              22,000              83,836
   Taiwan Hon Chuan Enterprise Co., Ltd.                                 19,059              19,229
   Taiwan Kai Yih Industrial Co., Ltd.                                   27,270              25,360
 * Taiwan Kolin Co., Ltd.                                                90,000              25,609
   Taiwan Life Insurance Co., Ltd                                       164,350             288,424
   Taiwan Mask Corp.                                                     49,720              26,576
   Taiwan Navigation Co., Ltd.                                           81,240              54,903
   Taiwan Polypropylene Co., Ltd.                                        63,416              54,018
   Taiwan Secom                                                         156,912             156,057
   Taiwan Sogo Shinkong Security Co., Ltd.                               45,150              22,760
   Taiwan Styrene Monomer Corp.                                         169,000             129,017
 * Taiwan Tea Corp.                                                     220,917              53,258
   Teco Electric & Machinery Co., Ltd.                                  225,000              77,925
   Tecom, Ltd.                                                           41,114     $        17,035
   Test-Rite International Co., Ltd.                                     82,541              44,500
 * The Chinese Bank                                                     464,000             106,369
 * The Farmers Bank of China                                            569,720             186,450
   The First Insurance Co., Ltd.                                         50,000              36,333
 * Ton Yi Industrial Corp.                                              512,280             152,894
   Tong Yang Industry Co., Ltd.                                         158,824             269,575
   Transcend Information, Inc.                                           91,440             223,623
   Tsann Kuen Enterprise Co., Ltd.                                       62,000              84,750
 * TSRC Corp.                                                           127,000              50,036
 * Tung Ho Steel Enterprise Corp.                                       219,687             153,297
 * Twinhead International Corp.                                         121,000              24,570
   TYC Brother Industrial Co., Ltd.                                      43,680              47,880
 * Tycoons Group Enterprise Co., Ltd.                                    72,000              21,419
   U-Ming Marine Transport Corp.                                        174,000             219,207
 * Union Bank of Taiwan                                                 602,000             192,278
 * Union Insurance Co., Ltd.                                             90,185              30,289
 * Unitech Printed Circuit Board Corp.                                   62,000              38,862
 * United Epitaxy Co., Ltd.                                              50,000              26,694
   United Integration Service Co., Ltd.                                  44,450              55,055
 * Universal Cement Corp.                                                63,000              23,237
 * Universal Scientific Industrial Co., Ltd.                            211,000              93,966
   UPC Technology Corp.                                                 171,680              65,109
 * Usi Corp.                                                            238,000              93,827
   Walsin Technology Corp., Ltd.                                         98,793              83,688
 * Waterland Financial Holdings                                         375,000             139,499
 * Wei Chuan Food Corp.                                                  70,000              29,321
   Weltrend Semiconductor, Inc.                                          32,480              20,677
   Wintek Corp.                                                         199,800             266,579
 * Wistron Corp.                                                        199,000             130,214
   World Peace Industrial Co., Ltd.                                      87,425              84,414
 * WUS Printed Circuit Co., Ltd.                                        134,000              90,590
   Ya Hsin Industrial Co., Ltd.                                          60,000              79,598
 * Yeung Cyang Industrial Co., Ltd.                                      26,000              25,073
   Yieh Phui Enterprise Co., Ltd.                                       280,580             192,918
   Yosun Industrial Corp.                                                19,257              20,137
 * Yuen Foong Yu Paper Manufacturing Co., Ltd.                          438,863             240,918
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                      28,672              33,120
   Yung Shin Pharmaceutical Industrial Co., Ltd.                         33,000              24,836
   Yung Tay Engineering Co., Ltd.                                       127,000              74,570
   Zig Sheng Industrial Co., Ltd.                                        71,000              20,420
   Zinwell Corp.                                                         23,320              21,565
   Zyxel Communication Corp.                                             73,515             154,662
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $17,055,682)                                                                     18,559,325
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Taiwan Dollar
     (Cost $31,141)                                                                          31,333
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Yeun Chyang Industrial Co., Ltd.
     Rights 05/31/04
     (Cost $0)                                                            2,484                   0
                                                                                    ---------------
TOTAL -- TAIWAN
  (Cost $17,086,823)                                                                     18,590,658
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)
 * A&M Realty Berhad                                                     65,000     $        23,595
   ACP Industries Berhad                                                 34,000              17,789
   Affin Holdings Berhad                                                562,100             199,908
   Amalgamated Industrial Steel Berhad                                   11,250               2,076
 * AMBD Berhad                                                           58,000               2,976
   Amway (Malaysia) Holdings Berhad                                      92,000             165,959
   Ann Joo Resources Berhad                                              83,000              34,552
 * Anson Perdana Berhad                                                  10,000                 118
   Antah Holding Berhad                                                  23,000                 939
 * Aokam Perdana Berhad                                                     733                  12
   APM Automotive Holdings Berhad                                        74,500              49,616
 * Arab Malaysia Corp. Berhad                                           558,000             198,288
   Asas Dunia Berhad                                                     16,000               4,422
 * Asia Pacific Land Berhad                                              70,000               4,791
   Asiatic Development Berhad                                           447,100             205,927
 * Avenue Assets Berhad                                                 254,000              35,100
   Ayer Hitam Planting Syndicate Berhad                                   6,000               3,789
   Bandar Raya Developments Berhad                                      295,200             169,933
   Batu Kawan Berhad                                                    209,100             329,778
 * Berjaya Capital Berhad                                               391,000              92,170
 * Berjaya Land Berhad                                                  465,000              96,680
 * Bernas Padiberas Nasional Berhad                                     143,700              48,766
   Bimb Holdings Berhad                                                 208,200              93,054
   Bintai Kinden Corp. Berhad                                            16,000               6,232
   Bolton Properties Berhad                                              96,000              18,453
   Boustead Holdings Berhad                                             233,000             107,393
   Cahya Mata Sarawak Berhad                                            153,000              67,289
 * Camerlin Group Berhad                                                 58,000              13,647
   Carlsberg Brewery Malaysia Berhad                                    111,600             308,337
   Cement Industries of Malaysia Berhad                                  48,800              26,313
   Chemical Co. of Malaysia Berhad                                      102,000              64,672
   Chin Teck Plantations Berhad                                          33,000              46,845
 * Cosway Corp. Berhad                                                  113,000              26,940
   Courts Mammoth Berhad                                                149,000              89,419
   Cycle & Carriage Bintang Berhad                                       15,000              13,331
 * Damansara Realty Berhad                                               65,000               1,803
 * Datuk Keramik Holdings Berhad                                         24,000                 784
 * Digi.Com Berhad                                                      232,000             285,779
 * Dijaya Corp. Berhad                                                   96,000              20,456
   Diperdana Corp. Berhad                                                 3,000                 910
   Diversified Resources Berhad                                         704,300             337,257
   DNP Holdings Berhad                                                   34,000               6,390
 * E&O Property Development Berhad                                      563,200             100,729
   Eastern & Oriental Berhad                                             72,000              17,247
 * Econstates Berhad                                                     55,500              16,840
   Edaran Otomobil Nasional Berhad                                      173,600             404,359
   Esso Malaysia Berhad                                                 126,600              87,403
   Europlus Berhad                                                       25,700               4,866
 * Faber Group Berhad                                                    16,000               1,428
   Far East Holdings Berhad                                              23,700              21,675
 * FCW Holdings Berhad                                                   24,000               2,524
   FFM Berhad                                                            82,600             186,838
   Fraser & Neave Holdings Berhad                                       210,700             234,241
   Globetronics Technology Berhad                                       796,400             112,173
   Glomac Berhad                                                         70,200              42,709
 * Gold IS Berhad                                                        77,000              27,362
 * Golden Plus Holdings Berhad                                           16,000               2,881
 * Gopeng Berhad                                                         17,000               2,234
   Guiness Anchor Berhad                                                192,300     $       228,603
 * Gula Perak Berhad                                                     97,700              41,624
   Guthrie Ropel Berhad                                                  35,900              35,901
   Hap Seng Consolidated Berhad                                         305,300             202,225
   Heitech Padu Berhad                                                   26,000              19,522
   Highlands and Lowlands Berhad                                        411,700             401,040
 * HLG Capital Berhad                                                    12,000               3,734
   Hock Seng Lee Berhad                                                  44,160              34,831
   Hong Leong Industries Berhad                                         148,100             182,979
   Hong Leong Properties Berhad                                         259,100              36,521
   Hume Industries (Malaysia) Berhad                                     93,867             113,550
   Hwang-DBS (Malaysia) Berhad                                           97,500              44,395
   IGB Corp. Berhad                                                     706,850             226,829
   IJM Corp. Berhad                                                     255,500             312,991
   IJM Plantations Berhad                                                37,600              11,468
 * Insas Berhad                                                         226,000              24,375
   IOI Properties Berhad                                                127,000             239,279
   Island & Peninsular Berhad                                           179,300             217,910
   Jaya Jusco Stores Berhad                                              49,000             142,979
   Jaya Tiasa Holdings Berhad                                           158,400             156,648
 * Johan Holdings Berhad                                                 30,000               2,716
   John Hancock Life Insurance (M) Berhad                                46,000              27,983
   Johor Port Berhad                                                    162,700              99,354
 * Johore Tenggara Oil Palm Berhad                                       59,200              19,032
   JT International Berhad                                              122,700             141,468
 * K & N Kenanga Holdings Berhad                                        287,300              73,396
   Keck Seng (Malaysia) Berhad                                           23,000               9,746
   KFC Holdings (Malaysia) Berhad                                        64,000              62,303
   Kian Joo Can Factory Berhad                                           72,900              55,869
   Kim Hin Industry Berhad                                               52,000              38,346
   KPJ Healthcare Berhad                                                 62,000              23,513
 * Kretam Holdings Berhad                                                15,000               3,915
 * KSL Holdings Berhad                                                   64,500              47,735
 * Kub Malaysia Berhad                                                  181,000              32,355
   Kulim Malaysia Berhad                                                 53,000              34,143
 * Kumpulan Hartanah Selangor Berhad                                    166,500              28,481
   Kwantas Corp. Berhad                                                  68,600              96,655
   Ladang Perbadanan-Fima Berhad                                         11,000               7,682
 * Land & General Berhad                                                180,000              14,681
   Landmarks Berhad                                                     182,600              33,150
 * Leader Universal Holdings Berhad                                      69,000               8,165
 * Leong Hup Holdings Berhad                                             46,000              13,915
   Lingkaran Trans Kota Holdings Berhad                                 251,600             176,304
   Lingui Development Berhad                                            219,000              91,198
   Lion Diversified Holdings Berhad                                     114,000              32,131
   Lion Industries Corp. Berhad                                         260,700              66,556
 * Liqua Health Corp. Berhad                                                173                  29
   MAA Holdings Berhad                                                   85,933             123,341
   Magnum 4D Berhad                                                      80,000              85,559
   Malayan Cement Berhad                                              1,453,050             300,423
   Malayawata Steel Berhad                                               72,000              40,764
 * Malaysia Aica Berhad                                                  48,200              25,057
 * Malaysia Building Society Berhad                                      35,000               6,808
   Malaysia Industrial Development Finance Berhad                       544,600             169,498
   Malaysia Mining Corp. Berhad                                         732,900             386,906
   Malaysia Smelting Corp. Berhad                                        23,000              44,785
   Malaysian Mosaics Berhad                                             229,300              96,997

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
   Malaysian National Reinsurance Berhad                                 80,500     $        69,833
   Malaysian Oxygen Berhad                                               99,100             310,225
   Malaysian Plantations Berhad                                         622,500             372,439
 * Malaysian Resources Corp. Berhad                                      94,666              18,443
 * Mancon Berhad                                                         12,000               2,747
   Maruichi Malaysia Steel Tube Berhad                                   58,600              36,523
   Matsushita Electric Co. (Malaysia) Berhad                             23,884              64,073
   MBM Resources Berhad                                                 102,966              67,231
 * Media Prima Berhad                                                    61,533              29,181
 * Merces Holdings Berhad                                                 1,250                  76
   Metro Kajang Holdings Berhad                                          44,100              21,829
 * Mieco Chipboard Berhad                                                69,000              43,825
 * MTD Infraperdana Berhad                                              420,300              80,356
   MUI Properties Berhad                                                 75,200               6,526
 * Mulpha International Berhad                                          739,950             123,746
 * Multi-Purpose Holdings Berhad                                        457,000             132,431
 * Mycron Steel Berhad                                                   14,650                   0
   Naim Cendera Berhad                                                   60,700              55,267
 * Naluri Berhad                                                        365,000             112,492
 * Nam Fatt Berhad                                                        9,000               1,630
   Narra Industries Berhad                                               16,000               8,230
   NCB Holdings Berhad                                                  122,000              76,664
   Negara Properties (Malaysia) Berhad                                    6,000               6,388
 * New Straits Times Press (Malaysia) Berhad                            131,700             135,144
 * Nikko Electronics Berhad                                              36,600              14,528
   NV Multi Corp. Berhad                                                 25,900              21,649
 * NWP Holdings Berhad                                                  112,000              27,037
   Nylex (Malaysia) Berhad                                               83,000              22,924
   Oriental Holdings Berhad                                             322,200             330,476
   OSK Holdings Berhad                                                  301,333             130,659
   OSK Property Holdings Berhad                                           3,393                 975
   Pacific & Orient Berhad                                               40,400              20,360
 * Pacificmas Berhad                                                      9,500              14,195
   Pan Malaysia Cement Works Berhad                                     192,000              25,231
 * Pan Malaysian Industries Berhad                                      818,000              19,435
 * Pan Pacific Asia Berhad                                               12,000                 284
 * Panglobal Berhad                                                      14,000               6,963
 * PBA Holdings Berhad                                                   52,400              20,655
   Pelangi Berhad                                                       268,700              43,427
 * Pernas International Holdings Berhad                                 224,000              32,415
   Petaling Garden Berhad                                                94,000              32,187
   Phileo Allied Berhad                                                 279,200             143,382
 * Pilecon Engineering Berhad                                            42,000                 940
   PK Resources Berhad                                                   14,000               2,723
   PPB Group Berhad                                                     145,333             248,664
 * Prime Utilities Berhad                                                 3,000                 942
 * Promet Berhad                                                         52,000               3,968
 * Puncak Niaga Holdings Berhad                                         231,200             165,510
 * QL Resources Berhad                                                   57,000              34,519
 * QSR Brand Berhad                                                      32,000              17,090
   Ramatex Berhad                                                       292,700             273,991
   Ranhill Berhad                                                        66,400             119,587
 * Ranhill Utilities Berhad                                             107,800              71,207
 * Rashid Hussain Berhad                                                182,000              34,991
 * Rekapacific Berhad                                                    55,000                   0
   Road Builders (Malaysia) Holdings Berhad                             287,700             221,792
   Sapura Telecommunications Berhad                                      64,846              37,193
   Sarawak Enterprise Corp. Berhad                                      421,000     $       147,313
 * Saship Holdings Berhad                                                23,000               5,387
   SCB Developments Berhad                                               45,000              53,319
   Selangor Properties Berhad                                           171,800             101,656
   Shangri-La Hotels (Malaysia) Berhad                                  114,000              35,005
   Shell Refining Co. Federation of Malaysia Berhad                     160,900             287,607
 * SHL Consolidated Berhad                                               75,000              26,081
   Sime Engineering Services Berhad                                     279,100             113,946
   Sime UEP Properties Berhad                                           133,000             140,419
   Southern Acids (Malaysia) Berhad                                      41,000              19,863
   Southern Bank Berhad (Foreign)                                       188,750             131,615
   Southern Steel Berhad                                                118,400              68,855
   SP Setia Berhad                                                      351,400             349,500
 * SRI Hartemas Berhad                                                   65,000               7,099
   Star Publications (Malaysia) Berhad                                  229,300             380,122
 * Subur Tiasa Holdings Berhad                                           65,000              45,442
   Sunrise Berhad                                                        91,200              65,545
 * Sunway City Berhad                                                   139,000              61,058
 * Sunway Construction Berhad                                            59,000              40,263
 * Sunway Holdings, Inc. Berhad                                         245,700             105,368
 * Suria Capital Holdings Berhad                                        186,000              28,397
 * Symphony House Berhad                                                 13,714               5,774
   Ta Ann Holdings Berhad                                                86,800             157,665
   Ta Enterprise Berhad                                                 797,000             153,169
   Talam Corp. Berhad                                                    12,850               3,956
   Tan Chong Motor Holdings Berhad                                      393,900             122,183
 * Tanah Emas Corp. Berhad                                               65,000              30,534
   Tasek Corp. Berhad                                                    37,000              25,058
 * Time Dotcom Berhad                                                 1,001,500             258,311
   Top Glove Corp. Berhad                                                30,000              55,257
   Tractors Malaysia Holdings Berhad                                    143,400              94,372
   Tradewinds (Malaysia) Berhad                                         117,000              82,613
 * Trengganu Development & Management Berhad                             79,700              20,562
   Tronoh Mines Malaysia Berhad                                         148,300             113,696
   UAC Berhad                                                            25,000              31,588
   Uchi Technologies Berhad                                             177,500              85,566
   UDA Holdings Berhad                                                   81,000              31,779
 * UEM World Berhad                                                     745,100             224,695
   Unico-Desa Plantations Berhad                                         79,000              38,428
   Union Paper Holdings Berhad                                           70,000              16,592
 * Uniphone Telecommunications Berhad                                    43,000              12,661
   Unisem (M) Berhad                                                     82,500             195,342
   United Malacca Rubber Estates Berhad                                  47,500              43,228
   United Malayan Land Berhad                                            13,000               3,858
   United Plantations Berhad                                            101,700             125,612
 * Utama Banking Group Berhad                                           122,000              31,911
   Wah Seong Corp                                                       164,000              70,406
 * Wing Tiek Holdings Berhad                                              8,000               1,874
   Worldwide Holdings Berhad                                             52,000              26,738
   WTK Holdings Berhad                                                   93,600             145,390
   Yeo Hiap Seng (Malaysia) Berhad                                       47,300              23,622
 * Yu Neh Huat Berhad                                                       500                 176
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $19,134,333)                                                                     18,048,034
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
RIGHTS/WARRANTS -- (0.0%)
 * FCW Holdings Berhad Warrants
     11/11/13                                                             8,000     $           432
 * Kulim Malaysia Berhad Rights
     06/04/04                                                            13,250               4,359
 * Liqua Health Marketing Berhad
     Warrants 09/09/08                                                       34                   2
 * Mieco Chipboard Berhad Warrants
     04/01/04                                                            23,000               8,050
 * OSK Property Holdings Berhad
     Rights 06/28/04                                                      1,696                   0
 * QSR Brand Berhad Warrants
       01/24/07                                                          12,800               2,869
                                                                                    ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $605)                                                                                15,712
                                                                                    ---------------
TOTAL -- MALAYSIA
  (Cost $19,134,938)                                                                     18,063,746
                                                                                    ---------------
BRAZIL -- (10.1%)
PREFERRED STOCKS -- (9.4%)
 * Acesita SA                                                       978,765,315             748,523
   Alpargatas-Santista Textil SA                                        500,000              62,117
   Bahia Sul Celulose SA                                                260,593              54,658
   Banco Mercantil do Brasil SA                                         130,000              14,682
   Brasileira de Petroleo Ipiranga                                   60,800,000             243,671
 * Braskem SA                                                        40,500,000             637,754
   Centrais Electricas de Santa Catarin Celesc Series B                 840,000             227,686
   Compania Paranaense de Energia Series B                          213,000,000             651,578
   Confab Industrial SA                                                 119,000             155,518
   Coteminas Cia Tecidos Norte de Minas                               6,977,102             459,287
   Distribuidora de Produtos Petreleo Ipirangi SA                     3,900,000              30,203
   Duratex SA                                                        13,400,000             264,844
 * Electropaulo Electrecidade Metropolitana                          28,790,000             452,985
   Embraco SA                                                           262,000             102,298
   Embratel Participacoes SA                                        273,800,000             631,710
 * Empressa Metropolitanade Aguas e Energia SA                       24,000,000              37,018
   Energetica do Ceara Coelce                                        72,000,000              99,903
 * ENERSUL Empresa Energetjica de Mato Grosso do Sul SA Series B     13,156,000              35,214
   Fertibras SA                                                           3,400              20,845
   Forca Luz Cataguazes Leopoldina Series A                          23,400,000              10,571
   Fras-Le Preferred                                                     20,200              33,178
   Globex Utilidades SA                                                  25,268              66,044
 * Gradiente Eletronica SA                                                2,600               3,675
 * Industria de Bebidas Antarctica Polar SA                              23,000              19,482
 * Inepar SA Industria e Construcoes                                  9,900,001               1,406
   Klabin SA                                                            652,000             843,666
   Lojas Americanas SA                                               68,290,369             572,722
   Magnesita SA Series A                                             20,500,000              59,205
   Magnesita SA Series C                                                202,338                 570
   Marcopolo SA                                                         124,000             211,668
   Metal Leve SA                                                      3,400,000             124,524
   Metalurgica Gerdau SA                                                 59,302     $       759,693
 * Net Servicos de Communication SA                                   1,604,500             398,666
 * Paranapanema SA                                                  146,200,000             155,211
   Perdigao SA NPV                                                       47,900             421,965
   Randon Participacoes SA                                              162,500             192,966
 * Rasip Agro-Pastoril SA                                                51,000               3,785
 * Refinaria de Petroleo Ipiranga SA                                 12,300,000              70,649
   Ripasa SA Papel e Celulose                                           442,000             386,518
   Sadia SA                                                             585,000             739,981
   Saraiva Livreiros Editores                                             4,000              11,617
 * Sharp SA Equipamentos Eletronicos                                 30,200,000                 195
   Siderurgica Belgo-Mineira                                          1,000,000             222,652
   Suzano de Papel e Celulose                                           248,383           1,025,912
   Suzano Petroquimica SA                                                30,000              33,882
   Tele Celular Sul Participacoes SA                                405,908,039             517,372
   Tele Centro Oeste Celular Participacoes SA                       229,000,000             653,969
 * Tele Leste Celular Participacoes SA                              559,666,572             133,641
   Tele Norte Celular Participacoes SA                              549,505,027              97,524
   Telemig Celular Participacoes SA                                 398,290,371             568,068
   Telenordeste Celular Participacoes SA                            408,041,513             492,441
   Telesudeste Celular Participacoes SA                             285,800,000             465,728
   Tim Sul SA Preferred Series B                                     13,950,000             299,347
   Ultrapar Participants                                             66,639,437             645,106
   Uniao des Industrias Petroquimicas SA Series B                       563,520             340,040
 * Varig Participacoes Em Transportes                                   122,026                 650
 * Varig Particpacoes Em Servicos                                       116,823                 109
 * Varig SA Viacao Aerea Riograndense                                    16,000               4,956
   Weg SA                                                               280,100             641,726
                                                                                    ---------------
TOTAL PREFERRED STOCKS
  (Cost $14,370,746)                                                                     16,161,574
                                                                                    ---------------
COMMON STOCKS -- (0.7%)
 * Acos Especiais Itabira-Acesita Aces                               42,900,000              30,593
 * Acos Villares SA Avil                                                120,000               5,305
   Avipal SA Avicultura e Agropecua                                  50,900,000              80,481
   Eternit SA                                                           120,000              10,339
   Forjas Taurus SA                                                      88,000              41,459
   Metalurgica Gerdau SA                                                  1,292              14,012
   Petroquimica do Sul Copesul                                       18,200,000             898,548
 * Rhodia Ster SA                                                       640,780              24,812
   Sao Paulo Alpargatas SA                                              510,000              29,622
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $1,185,597)                                                                       1,135,171
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tele Celular Sul Participacoes SA
     Rights 06/07/04                                                  8,289,621                   0
 * Tele Nordeste Celular Participacoes
     SA Rights 05/24/04                                               7,392,740                  24
 * Tim Sul SA Rights 05/19/04                                           243,591                   0
                                                                                    ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      24
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Brazilian Real
     (Cost $3)                                                                                    3
                                                                                    ---------------
TOTAL -- BRAZIL
  (Cost $15,556,346)                                                                     17,296,772
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
TURKEY -- (7.6%)
COMMON STOCKS -- (7.6%)
 * Adana Cimento Sanayi Ticaret A.S.                                253,683,148     $       166,050
 * Ak Enerji A.S.                                                    72,903,000             346,079
 * Akal Tekstil A.S.                                                  2,779,875               9,127
   Akcansa Cimento Sanayi ve Ticaret A.S.                           274,876,875             583,334
 * Aksa                                                              38,821,296             326,505
   Aksigorta A.S.                                                   285,150,627             674,484
 * Aksu Iplik Dokuma ve Boya Apre Fab A.S.                            4,477,695               6,969
 * Aktas Elektrik Ticaret A.S.                                          370,000              36,963
 * Alarko Holding                                                    21,706,400             430,449
 * Alarko Sanayii ve Ticaret A.S.                                    14,579,992              95,623
   Alkim Alkali Kimya A.S.                                           23,650,000              95,605
 * Alternatifbank A.S.                                               97,063,680              45,245
 * Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.              21,960,000              28,563
 * Anadolu Anonim Turk Sigorta Sirketi                              122,999,220             131,762
   Anadolu Cam Sanayii A.S.                                         250,675,663             622,762
 * Anadolu Cam Sanayii A.S.                                             417,324               1,834
 * Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series C            15,586,000              91,980
 * Ayen Enerji A.S.                                                  17,941,000             122,489
 * Bagfas Bandirma Gubre Fabrik                                       2,300,000              49,890
 * Bandirma Vitaminli Yem Sanayii Ticaret A.S.                       36,924,546             232,406
   Bati Cimento A.S.                                                 96,109,301             150,942
 * Bekoteknik Sanayi A.S.                                            80,999,725             450,272
 * Bolu Cimento Sanayi A.S.                                         111,833,881             128,556
   Borusan                                                           36,993,000             193,360
 * Bossa Ticaret ve Sanayi Isletmeleri A.S.                         128,217,000             112,080
 * Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                   5,857,000             189,240
   Bursa Cimento Fabrikasi A.S.                                      28,840,000             217,128
 * Carsi Buyuk Magazacilik                                          122,086,500             100,119
   Celebi Hava Servisi A.S.                                          18,903,000             114,692
   CIMSA A.S. (Cimento Sanayi ve Ticaret)                           228,659,400             443,008
 * Deva Holding A.S.                                                 21,599,332              61,671
 * Doktas Dokumculuk Ticaret ve Sanayi A.S.                          63,993,600              81,967
 * Eczacibasi Ilac                                                   49,338,000              60,044
 * Eczacibasi Ilac Sanayi Issue                                     197,352,000             220,813
 * Eczacibasi Yapi Gere                                             116,012,250             116,070
 * Ege Seramik Co., Inc.                                             44,835,048              29,273
 * Egeplast Plastik Ticaret ve Sanayi A.S.                            7,720,000               7,964
 * Finansbank                                                       523,018,021             515,643
 * Global Menkul Degerler A.S.                                       31,200,000              22,117
 * Global Menkul Degerler A.S.                                       15,376,164              10,548
 * Goldas Kuyumculuk Sanayi A.S.                                     88,799,600              42,748
 * Goltas Cimento                                                     7,128,000              47,043
 * Good Year Lastikleri A.S.                                         14,659,125             121,321
 * GSD Holdings A.S.                                                 62,399,999              21,233
 * Gubre Fabrikalari Ticaret A.S.                                     8,436,960              13,456
 * Gunes Sigorta A.S.                                                68,999,261              45,887
 * Hektas Ticaret A.S.                                               25,477,234              15,783
 * Ihlas Holding                                                    285,533,822             220,847
 * Is Gayrimenk                                                     289,898,200             272,854
 * Isiklar Ambalaj Sansuii ve Ticaret A.S.                            2,685,000     $         3,176
 * Istanbul Motor Piston ve Pim Sanayi A.S.                             229,000              28,135
 * Izmir Demir Celik                                                 57,269,250              66,299
   Karsu Tekstil Sanayii ve Ticaret A.S.                              5,680,000              15,737
   Kartonsan                                                          1,698,750              83,644
 * Kav Orman Sanayii A.S.                                             4,654,650              10,781
 * Kerevitas Gida Sanayi ve Ticaret A.S.                              2,532,000               6,536
   Konya Cimento                                                      4,921,000              54,162
 * Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi
     ve Ticaret A.S.                                                146,305,500             198,445
 * Kutahya Porslen Sanayii A.S.                                       2,617,000              31,216
 * Mardin Cimento                                                    38,235,750             134,209
 * Marshall Boya ve Vernik Sanayii A.S.                               2,186,000              26,381
 * Marshall Boya ve Vernik Sanayii A.S.                               2,186,000              25,769
 * Medya Holdings A.S. Series C                                      15,849,000              72,833
 * Menderes Tekstil Sanayi ve Ticaret A.S.                          104,549,000              48,792
 * Merko Gida Sanayi ve Ticaret A.S. Series A                        10,580,000               7,188
 * Milliyet Gazetecilik A.S.                                         28,557,680             108,508
 * Milpa Ticari ve Sinai Urunler Pazarlama                           13,329,360               9,519
 * Mudurnu Tavukculuk A.S.                                            1,740,000                 522
 * Mutlu Aku                                                          1,527,000              11,304
 * Nergis Holding A.S.                                                1,784,000               4,396
 * Net Holding A.S.                                                  15,942,722              12,487
 * Net Turizm Ticaret ve Sanayi                                      16,830,000              14,289
 * Netas Northern Electric Telekomunikasyon A.S.                      8,756,500             166,698
 * Olmuksa Mukavva Sanayi ve Ticaret A.S.                            20,976,000              28,514
 * Otobus Karoseri Sanayi A.S.                                       44,321,167             166,879
 * Pinar Sut Mamulleri Sanayii A.S.                                  12,143,250              37,908
 * Raks Elektroniks A.S.                                              2,730,000               2,289
 * Sanko Pazarlama Ithalat Ihracat A.S.                              48,903,000             128,002
 * Sarkuysan Elektrolitik Bakir Sanayi A.S.                          10,999,662              14,949
 * Sarkuysan Elektrolitik Bakir Sanayi A.S. Issue 04                 43,998,648              53,332
 * Sasa Suni ve Sentetik Elyat Sanayi A.S.                          310,985,000             307,680
 * Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                6,300,000               5,006
 * T. Tuborg Bira ve Malt Sanayi A.S.                                10,974,754              62,060
 * Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret A.S.        365,309,000             294,628
 * Tat Konserve Sanayii A.S.                                         63,787,500              93,117
 * Tekstil Bankasi A.S.                                             121,274,079              34,779
 * Teletas Telekomunikasyon Endustri Ticaret A.S.                     8,799,000              68,168
   Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.               39,939,000              63,398
   Trakya Cam Sanayii A.S.                                          154,764,866             350,122
 * Turk Demir Dokum Fabrikalari                                      60,749,982             105,132
   Turk Dis Ticaret Bankasi A.S.                                    334,067,850             410,033
 * Turk Siemens Kablo ve Elektrik Sanayi A.S.                         9,925,500              69,357

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
                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Turk Sise de Cam Fabrikalari A.S. Issue 04                        74,340,010     $       121,301
 * Turk Sise ve Cam Fabrikalari A.S.                                179,550,063             302,426
 * Ulker Gida Sanayi Ve Ticaret                                     101,003,282             413,700
   USAS (Ucak Servisi A.S.)                                          11,938,000             128,841
 * Uzel Makina Sanayi A.S.                                           41,851,000             177,841
 * Vakif Finansal Kiralama A.S.                                       5,450,302               6,642
 * Yunsa Yunlu Sanayi ve Ticaret A.S.                                10,027,800               8,708
 * Zorlu Enerji Elektrik Uretimi Otoproduktor Gruba A.S.             98,400,000             356,973
                                                                                    ---------------
TOTAL -- TURKEY
  (Cost $10,681,810)                                                                     13,077,609
                                                                                    ---------------
ISRAEL -- (7.3%)
COMMON STOCKS -- (7.3%)
 * Afcon Industries                                                         159               1,745
   Albad Massuot Yitzhak, Ltd.                                            7,600             120,951
   Alony Hetz Properties & Investments, Ltd.                             46,080              86,204
   American Israeli Paper Mills, Ltd.                                     4,542             242,610
 * Azorim Investment Development & Construction Co., Ltd.                40,322             347,470
 * Baran Group, Ltd.                                                      9,500              55,493
 * Beit Shemesh Engines Holdings (1997), Ltd.                             3,351              10,988
   Blue Square Israel, Ltd.                                              45,312             485,735
 * C Mer Industries, Ltd.                                                 7,900              77,446
   Danya Cebus, Ltd.                                                     19,413              92,633
   Delek Automotive Systems, Ltd.                                        96,288             697,006
 * Delek Drilling                                                       599,731             251,431
   Delta Galil Industries, Ltd.                                          27,362             411,522
 * Direct Insurance - I.D.I. Insurance Co., Ltd.                         59,860             116,056
 * Discount Mortgage Bank, Ltd.                                           1,320             109,589
 * Elbit Medical Imaging                                                 27,990             210,890
   Elco Industries (1975)                                                 5,476              28,562
   Electra Consumer                                                      22,800             274,169
   Electra Israel, Ltd.                                                   3,700             274,679
 * Electronics Line, Ltd.                                                 3,169              22,199
 * Elron Electronic Industries, Ltd.                                     34,325             453,233
 * Feuchtwanger Investments 1984, Ltd.                                    4,200               2,301
   FMS Enterprises Migun, Ltd.                                            7,300             215,353
 * Formula Systems (1985), Ltd.                                          12,170             230,706
 * Formula Vision Technologies, Ltd.                                      1,604               1,803
   Frutarom Industries (1995), Ltd.                                      48,400             252,629
   Gachelet Invetment Co., Ltd.                                             653              33,132
 * Granite Hacarmel Investments, Ltd.                                    19,200              31,882
 * Housing & Construction Holding Co., Ltd.                             473,282             316,153
   Industrial Building Corp., Ltd.                                      284,973             292,967
   Investec Bank, Ltd.                                                    3,222              91,886
 * Israel Land Development Co., Ltd.                                     26,000              89,725
 * Israel Petrochemical Enterprises, Ltd.                                32,500             150,525
 * Israel Salt Industries                                                38,139             117,462
   Ituran                                                                 7,011             134,836
 * J.O.E.L. Jerusalem Oil Exploration, Ltd.                               6,178              34,122
 * Knafaim-Arkia Holdings, Ltd.                                          14,161             179,337
 * Koor Industries, Ltd.                                                 19,500             739,512
 * Leader Holding & Investments, Ltd.                                    11,500              14,131
 * Lipman Electronic Engineering, Ltd.                                   12,968             614,645
 * Magic Software Enterprises, Ltd.                                      24,908     $       114,193
   Maman Cargo Terminals & Handling, Ltd.                                33,600              45,966
 * Matav Cable Israel                                                    35,613             332,067
   Medtechnica, Ltd.                                                     14,470              66,318
 * Mehadrin, Ltd.                                                         3,887              68,253
 * Metalink, Ltd.                                                        22,247             137,548
   Middle East Tube Co.                                                  19,000              24,873
   Miloumor, Ltd.                                                        12,658              48,526
   Mivtach Shamir Holdings, Ltd.                                         12,000             162,911
 * Naphtha Israel Petroleum Corp.                                       105,630              15,690
 * Nice Systems, Ltd.                                                    15,600             342,578
 * OCIF Investments and Development, Ltd.                                 1,100              14,553
   Ormat Industries, Ltd.                                                75,100             324,394
   Property and Building Corp., Ltd.                                      4,894             418,539
 * Rapac Electronics, Ltd.                                                6,000              16,744
 * Rapac Technologies (2000), Ltd.                                        6,000              15,771
 * Retalix, Ltd.                                                         13,300             261,467
 * Scitex Corp., Ltd.                                                    46,509             263,495
 * Shrem Fudim Kelner & Co., Ltd.                                         6,600              17,251
   Strauss Elite, Ltd.                                                   44,000             403,612
   Suny Electronic Inc., Ltd.                                            37,700             215,211
   Tadiran Communications, Ltd.                                          12,806             438,801
 * Team Computer & Systems, Ltd.                                          1,400              25,384
   Tefahot Israel Mortgage Bank, Ltd.                                    33,330             309,075
   Telsys, Ltd. Electronic Engineering                                    5,300              29,945
 * Tower Semiconductor, Ltd.                                             59,093             298,062
 * Union Bank of Israel, Ltd.                                            55,564             184,263
   Ytong Industries, Ltd.                                                52,500              53,290
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $8,415,304)                                                                      12,562,498
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Alony Hetz Properties & Investments,
     Ltd. Warrants 11/20/07                                              16,263               6,985
 * Delek Drilling Warrants 07/31/04                                      27,376               5,679
                                                                                    ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  12,664
                                                                                    ---------------
TOTAL -- ISRAEL
  (Cost $8,415,304)                                                                      12,575,162
                                                                                    ---------------
MEXICO -- (6.9%)
COMMON STOCKS -- (6.9%)
 * Cintra S.A. de C.V.                                                  137,000              24,011
 * Consorcio Ara S.A.                                                   599,000           1,646,640
 * Consorcio Hogar S.A. de C.V. Series B                                325,000             105,091
   Controladora Comercial Mexicana S.A. de C.V. Series B              1,326,100           1,557,178
 * Corporacion Geo S.A. de C.V. Series B                              1,330,000           1,713,272
 * Corporacion Interamericana de Entramiento S.A. de C.V.
     Series B                                                           703,769           1,486,293
 * Corporacion Mexicana de Restaurantes S.A. de C.V. Series B             1,623                 149
   Corporativo Fragua S.A. de C.V. Series B                                  31                  82
 * Desc S.A. de C.V. Series B                                           981,833             288,230
 * Empaques Ponderosa S.A. de C.V. Series B                             206,000              10,831

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
                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Empresas ICA Sociedad Controladora S.A. de C.V.                    6,256,350     $     1,924,356
   Empresas la Moderna S.A. de C.V. Series A                            610,700             129,509
 * GPo Iusacell                                                          51,405              62,975
   Gruma S.A. de C.V. Series B                                          138,000             231,582
   Grupo Casa Saba S.A. de C.V.                                          39,700              51,141
   Grupo Cementos de Chihuahua, S.A. de C.V.                            398,000             652,202
   Grupo Corvi S.A. de C.V. Series L                                    100,000              16,562
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                   9,441               1,870
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                  23,928               5,032
 * Grupo Industrial Maseca S.A. de C.V. Series B                        446,000             195,612
   Grupo Industrial Saltillo Unique Series                               90,600             148,466
 * Grupo Nutrisa S.A. de C.V.                                               188                  42
   Grupo Posadas S.A. de C.V. Series L                                  199,000             115,095
 * Grupo Qumma S.A. de C.V. Series B                                    105,334               1,662
 * Grupo Tribasa S.A. de C.V.                                            67,110                   0
   Herdez Common Series                                                 107,000              46,883
 * Hylsamex S.A. de C.V. Series B                                        82,000             115,690
   Industrias Bachoco S.A. de C.V.
     (Certificate Representing Series B
     and Series L)                                                       66,000             106,997
 * Industrias S.A. de C.V. Series B                                      33,000             151,821
 * Jugos del Valle S.A. de C.V. Series B                                 37,900              59,848
 * Movilaccess S.A. de C.V. Series B                                     13,489              44,918
   Nadro S.A. de C.V. Series B                                          242,967             128,174
 * Sanluis Corporacion S.A. de C.V.
     (Certificates representing 1 share
     Series B, 1 share Series C & 1 share Series D)                       3,300               1,345
   Vitro S.A.                                                           811,000             852,824
                                                                                    ---------------

TOTAL COMMON STOCKS
  (Cost $8,982,127)                                                                      11,876,383
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Mexican Peso
     (Cost $8,636)                                                                            6,893
                                                                                    ---------------
TOTAL -- MEXICO
  (Cost $8,990,763)                                                                      11,883,276
                                                                                    ---------------
THAILAND -- (6.5%)
COMMON STOCKS -- (6.5%)
   A.J. Plast Public Co., Ltd. (Foreign)                                166,500              18,222
 * Adkinson Securities Public Co., Ltd. (Foreign)                       138,150              32,179
 * Advance Agro Public Co., Ltd. (Foreign)                              809,000             448,669
   Aeon Thana Sinsap (Thailand) Public Co., Ltd.                         28,500              91,324
   Amarin Plaza Public Co., Ltd. (Foreign)                              523,680              28,914
   Amata Corp. Public Co., Ltd.                                         782,800             227,682
   Asian Property Development Public  Co., Ltd. (Foreign)             1,435,000             148,558
   Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)            250,000              51,454
   Bangkok Expressway Public Co., Ltd. (Foreign)                      1,170,400     $       675,064
   Bangkok Insurance Public Co., Ltd.                                    35,880             212,255
 * Bangkok Land Co., Ltd. (Foreign)                                   4,830,900             111,931
 * Bangkok Rubber Public Co., Ltd. (Foreign)                             14,600                 893
   Banpu Public Co., Ltd. (Foreign)                                     133,600             405,048
   Big C Supercenter Public Co., Ltd. (Foreign)                          87,000              38,386
 * Book Club Finance Public Co., Ltd.                                   157,200              24,992
   Cal-Comp Electronics (Thailand) Public Co., Ltd.                     173,800             139,229
 * Capetronic International (Thailand) Public Co., Ltd. (Foreign)     1,020,399              51,812
   Capital Nomura Securities Public Co., Ltd. (Foreign)                  46,000              86,172
 * Central Paper Industry Public Co., Ltd. (Foreign)                     19,800               1,025
   Central Pattana Public Co., Ltd. (Foreign)                           490,000             107,493
   Central Plaza Hotel Public Co., Ltd. (Foreign)                        79,000              28,625
 * Ch Karnchang Public Co., Ltd. (Foreign)                              797,400             257,479
   Charoong Thai Wire & Cable Public Co., Ltd.                          130,000              29,800
   Compass East Ind-Foreign                                             122,000              24,508
 * DBS Thai Danu Bank Public Co., Ltd. (Foreign)                      1,306,000             101,724
   Dynasty Ceramic Public Co., Ltd.                                     232,500             115,190
 * Eastern Star Real Estate Public Co., Ltd. (Foreign)                1,537,600              20,466
   Eastern Water Resources Development & Management Public
     Co., Ltd. (Foreign)                                                 90,100             111,043
   Fancy Wood Industries Public Co., Ltd.                               260,800              33,106
 * GFPT Public Co., Ltd.                                                 71,400              25,871
   GMM Grammy Public Co., Ltd. (Foreign)                                460,000             179,147
 * Golden Land Property Development Public Co., Ltd. (Foreign)          485,616             114,312
   Hana Microelectronics Public Co., Ltd. (Foreign)                      73,894             227,674
   Hermraj Land & Development Public Co., Ltd.                        3,087,400              75,340
   Home Product Center Public Co., Ltd.                                 417,900              45,117
   ICC International Public Co., Ltd.                                   155,000             135,630
 * International Broadcasting Corp. Public Co., Ltd. (Foreign)          408,170             179,084
 * International Engineering Public Co., Ltd. (Foreign)                  20,000                 503
 * ITV Public Co., Ltd.                                                 254,000              93,912
 * Jasmine International Public Co., Ltd. (Foreign)                   7,000,000             151,836
 * K.R. Precision Public Co., Ltd. (Foreign)                            320,598              18,650
   Kang Yong Electric Public Co., Ltd. (Foreign)                          7,200               9,672
   KCE Electronics Public Co., Ltd. (Foreign)                           204,000              54,809

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
                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Keppel Thai Properties Public Co., Ltd.                                8,360     $           828
   KGI Securities One Public Co., Ltd. (Foreign)                      1,070,446             102,902
   Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                    32,200              41,272
   Loxley Public Co., Ltd. (Foreign)                                    958,120              87,853
   LPN Development Public Co., Ltd. (Foreign)                           340,505              23,668
   MBK Development Public Co., Ltd.                                     114,000             140,498
 * Media of Medias Public Co., Ltd. (Foreign)                             9,100               3,701
   MFC Asset Management Public Co., Ltd. (Foreign)                        5,000               1,972
   MK Real Estate Development Public Co., Ltd. (Foreign)                472,260              26,541
   Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)              9,900              64,910
 * Nakornthai Strip Mill Public Co., Ltd.                             1,902,400              83,936
   Nation Multimedia Group Public Co., Ltd. (Foreign)                   146,259              53,716
   National Finance and Securities Public Co., Ltd. (Foreign)           476,800             173,937
   National Petrochemical Public Co., Ltd. (Foreign)                    447,300             992,285
   Noble Development Public Co., Ltd.                                   260,100              57,700
 * Pacific Assets Public Co., Ltd. (Foreign)                            141,000              20,332
 * Padaeng Industry Public Co., Ltd. (Foreign)                           73,800              25,649
   Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                   5,500               4,338
   Phatra Insurance Public Co., Ltd.                                     10,000              40,424
   Phoenix Pulp and Paper Public Co., Ltd. (Foreign)                     62,800             151,698
 * Prasit Development Public Co., Ltd. (Foreign)                         29,700               1,098
   Quality Houses Public Co., Ltd. (Foreign)                          3,370,500              95,540
   Regional Container Lines Public Co., Ltd.                            482,900             171,402
 * Robinson Department Store Public Co., Ltd. (Foreign)                  18,525               1,827
   Saha Pathana Inter-Holding Public Co., Ltd.                          350,000             114,740
   Saha-Union Public Co., Ltd. (Foreign)                                279,500             141,231
 * Samart Corporation Public Co., Ltd.                                  539,500              94,416
   Sammakorn Public Co., Ltd. (Foreign)                                  75,000               4,770
   Sansiri Public Co., Ltd.                                             780,566             107,744
   Seamico Securities Public Co., Ltd.                                  448,722             111,710
   Serm Suk Public Co., Ltd. (Foreign)                                   10,000               6,039
   Shinawatra Satellite Public Co., Ltd. (Foreign)                      307,400              96,986
   Siam Food Products Public Co., Ltd. (Foreign)                          9,000              17,747
   Siam Industrial Credit Public Co., Ltd.                              352,862              61,318
   Siam Makro Public Co., Ltd. (Foreign)                                136,800             161,854
   Sino-Thai Engineering & Construction Public Co., Ltd.
     (Foreign)                                                          502,100             172,028
   Sri Trang Agro Industry Public Co., Ltd. (Foreign)                    30,496              26,685
   Srithai Superware Public Co., Ltd. (Foreign)                          16,400               2,870
 * Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)             54     $         4,392
 * STP & I Public Co., Ltd.                                             138,700               7,453
 * Sun Tech Group Public Co., Ltd. (Foreign)                             27,200               1,877
   Supalai (Forign)                                                     346,000              26,609
   SVI Public Co., Ltd.                                                 122,266              39,781
 * Tanayong Public Co., Ltd. (Foreign)                                  261,000               6,433
   TCJ Motor Public Co., Ltd. (Foreign)                                     730                 828
 * Telecomasia Corp. Public Co., Ltd. (Foreign)                         765,100             115,039
 * Thai Gypsum Public Co., Ltd.                                         650,000             108,146
   Thai Plastic and Chemicals Public Co., Ltd. (Foreign)                 40,500             179,689
   Thai Reinsurance Public Co., Ltd. (Foreign)                          660,300              69,334
   Thai Rung Union Car Public Co., Ltd. (Foreign)                       165,000              62,226
   Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)           16,000             103,328
   Thai Vegetable Oil-Foreign                                           482,600             141,556
   Thai Wacoal Public Co., Ltd.                                          78,000              59,601
   Thai-German Ceramic Industry Public Co., Ltd. (Foreign)              361,000              46,271
 * Tipco Asphalt Public Co., Ltd. (Foreign)                              95,200              67,464
   TIPCO Foods (Thailand) Public Co., Ltd.                              147,620              18,557
   TISCO Finance Public Co., Ltd. (Foreign)                             745,900             510,198
 * TPI Polene Public Co., Ltd. (Foreign)                                458,476             367,278
 * TT&T Public Co., Ltd. (Foreign)                                    1,020,000              96,544
 * Tuntex (Thailand) Public Co., Ltd. (Foreign)                         126,728               5,998
 * United Communication Industry Public Co., Ltd. (Foreign)             139,000             150,752
   United Palm Oil Industry Public Co., Ltd.                             21,000              21,093
   Vanachai Group Co-Foreign                                            953,066             253,712
 * Vinythai Public Co., Ltd. (Foreign)                                  861,634             244,239
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $8,462,706)                                                                      11,131,363
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Bangkok Dusit Medical Services
     Public Co., Ltd. (Foreign) Rights 06/25/04                           8,333                 483
 * Bangkok Land (Foreign) Warrants 2006                                 217,330                   0
 * Ch Karnchang Public Co., Ltd. Warrants 12/06                         125,600              25,541
 * Seamico Securities Public Co., Ltd. (Foreign)
     Warrants 12/02/04                                                   13,680                   0
 * Seamico Securities Public Co., Ltd.
     (Foreign) Warrants 2008                                             98,500              13,596
                                                                                    ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  39,620
                                                                                    ---------------
TOTAL -- THAILAND
  (Cost $8,462,706)                                                                      11,170,983
                                                                                    ---------------

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
                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
INDONESIA -- (6.0%)
COMMON STOCKS -- (6.0%)
 * PT Apac Centretex Corporation Tbk                                    122,000     $         1,973
 * PT Argha Karya Prima Industry Tbk                                     90,666               7,087
 * PT Artha Graya Investama Sentral Tbk                               4,773,000              51,331
   PT Asahimas Flat Glass Co., Ltd.                                   1,271,000             255,832
   PT Astra Agro Lestari Tbk                                          6,656,000           1,796,401
   PT Astra Graphia Tbk                                               4,549,000             122,740
 * PT Bank NISP Tbk                                                  13,832,920             762,519
 * PT Batu Buana                                                         77,715                 670
   PT Berlian Laju Tanker Tbk                                         7,383,600             734,381
   PT Bhakti Investama Tbk                                            9,031,500             287,573
   PT Branta Mulia Tbk                                                   66,000               5,515
 * PT Budi Acid Jaya Tbk                                              1,449,000              14,106
   PT Charoen Pokphand Indonesia Tbk                                  3,406,500              84,838
 * PT Ciputra Development Tbk                                           161,250               5,133
   PT Citra Marga Nusaphala Persada                                   6,649,500             336,955
 * PT Clipan Finance Indonesia Tbk                                    3,133,000             105,379
   PT Dankos Laboratories Tbk                                         6,022,800             422,518
 * PT Davomas Adabi Tbk                                               4,192,000             266,609
 * PT Dharmala Intiland                                                 277,400               2,247
   PT Dynaplast Tbk                                                   1,038,000             170,675
   PT Enseval Putera Megatrading Tbk                                  6,380,000             279,190
 * PT Eterindo Wahanatama Tbk                                           397,000               6,007
 * PT Ever Shine Textile Tbk                                          4,029,640              40,188
 * PT Gajah Tunggal Tbk                                                 236,000              13,363
 * PT GT Petrochem Industries Tbk                                       918,000              38,324
 * PT Hero Supermarket Tbk                                               33,000               3,563
 * PT Indal Aluminium Industry                                           47,000                 709
   PT Indorama Synthetics Tbk                                         2,211,000             100,411
 * PT Jakarta International Hotel and Development Tbk                   790,000              19,236
 * PT Jaya Real Property                                                393,500              69,968
   PT Kalbe Farma Tbk                                                25,907,600           1,006,919
 * PT Karwell Indonesia                                                 138,000               4,947
 * PT Kawasan Industry Jababeka Tbk                                  43,401,000             375,127
 * PT Keramika Indonesia Assosiasi Tbk                                  100,000               1,887
   PT Komatsu Indonesia Tbk                                             860,000             119,495
   PT Lautan Luas Tbk                                                 1,887,500              46,781
   PT Matahari Putra Prima Tbk Foreign                                2,609,000             140,892
   PT Mayorah Indah                                                   2,473,500             246,923
 * PT Metrodata Electronics Tbk                                       3,981,000              32,219
 * PT Modern Photo Tbk                                                   40,000               2,711
 * PT Mulia Industrindo                                                 542,000              12,836
   PT Mustika Ratu Tbk                                                  723,000              31,199
 * PT Pakuwon Jati Tbk                                                   63,000               2,412
 * PT Panasia Indosyntec Tbk                                             79,000               3,364
   PT Panin Insurance Tbk                                             7,979,000             205,996
 * PT Prasidha Aneka Niaga Tbk                                           84,000                 951
   PT Pudjiadi Prestige, Ltd. Tbk                                        45,500                 920
 * PT Putra Sejahtera Pioneerindo                                        29,000               1,180
 * PT Rig Tenders Indonesia Tbk                                         178,000             133,645
   PT Selamat Semp Tbk                                                1,920,000              50,897
 * PT Semen Cibinong Tbk                                                702,000              23,077
 * PT Sinar Mas Agro Resources and Technology Tbk                        87,792              26,292
   PT Summarecon Agung Tbk                                            6,332,000             307,947
 * PT Sunson Textile Manufacturer Tbk                                   343,000               3,940
 * PT Suparma Tbk                                                     2,400,000              46,495
 * PT Surabaya Agung Industri Pulp & Paper                               64,500                 452
 * PT Surya Dumai Industri Tbk                                        3,298,500     $       121,804
 * PT Suryamas Dutamakmur                                               125,000                 911
   PT Tempo Scan Pacific                                                471,500             353,425
 * PT Texmaco Jaya Tbk                                                   93,000              29,580
   PT Timah Tbk                                                       1,701,000             357,971
 * PT Trias Sentosa Tbk                                               9,198,400             193,523
   PT Trimegah Sec Tbk                                                9,961,000             145,636
   PT Tunas Ridean Tbk                                                1,987,000              72,735
   PT Ultrajaya Milk Industry & Trading Co.                             390,000              16,387
   PT Unggul Indah Corp. Tbk                                             48,239              12,157
 * PT United Tractors                                                 1,128,960             139,780
 * PT Wicaksana Overseas International                                   28,560                 762
                                                                                    ---------------
TOTAL -- INDONESIA
  (Cost $8,401,293)                                                                      10,279,616
                                                                                    ---------------
POLAND -- (4.0%)
COMMON STOCKS -- (4.0%)
 * Amica Wronki SA                                                       18,410             219,619
 * Budimex SA                                                            28,076             346,729
 * Cersanit-Krasnystaw SA                                                22,217             568,274
 * Computerland SA                                                       14,630             454,902
   Debica SA                                                             19,184             660,176
 * Echo Investment SA                                                    19,155             428,928
 * Fabryki Mebli Forte SA                                                39,475             143,989
 * Farmacol SA                                                           39,250             286,331
 * Huta Ferrum SA                                                           309                 522
 * Impexmetal SA                                                         23,067             202,975
   Kroscienskie Huty Szkla Krosno SA                                      2,000              56,629
 * Kutnowskie Zaklady Farmaceutyczne Polfa SA                             3,498             302,773
   Lentex SA                                                             13,464             104,686
 * Mostostal Export SA                                                   42,087              19,028
 * Mostostal Siedlce SA                                                  17,520              60,255
 * Mostostal Warszawa SA                                                 18,600              65,550
 * Mostostal Zabrze Holding SA                                           18,293               5,462
 * Netia Holdings SA                                                     43,672              48,949
 * Ocean Company SA                                                       8,530                 270
 * Optimus Technologie                                                    7,500              20,951
   Orbis SA                                                              25,000             154,918
   Polifarb Cieszyn Wroclaw SA                                           98,435             266,097
   Polska Grupa Farmaceutyczna SA                                        22,323             326,151
 * Prosper SA                                                            12,770              55,559
   Przedsiebiorstwo Farmaceutyczne JELFA SA                              14,330             258,893
 * Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                       16,774              18,020
   Raciborska Fabryka Kotlow SA                                          37,758             140,498
 * Softbank SA                                                           44,730             247,912
 * Sokolowskie Zaklady Miesne SA                                        217,420             332,796
 * Stalexport SA                                                         11,514               9,582
 * Ster-Projekt SA                                                       20,650              78,855
 * Zaklad Przetworstwa Hutniczego Stalprodukt SA                          8,169             110,536
   Zaklady Metali Lekkich Kety SA                                        19,615             630,654
 * Zaklady Tluszcowe Kruszwica SA                                        23,610             242,897
                                                                                    ---------------
TOTAL -- POLAND
  (Cost $4,254,114)                                                                       6,870,366
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
HUNGARY -- (2.6%)
COMMON STOCKS -- (2.6%)
 * Danubius Hotel & Spa RT                                                58,038     $     1,127,881
   Delmagyarorszagi Aramszolgaltato Demasz RT                             15,581             870,034
 * Fotex First Hungarian-American Photo Service Co.                      749,391             545,350
   Globus Konzervipari RT                                                 92,126             380,252
 * Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                     67,414             324,636
 * North American Business Industries RT                                  51,024             215,902
 * Pannonplast P.L.C.                                                     39,441             303,215
 * Raba Hungarian Railway Carriage & Machine Works                       143,528             522,670
 * Synergon Information Systems Ltd., Budapest                            30,190              59,952
 * Tiszantuli Aramszolgaltato RT Titasz, Debrecen                          1,801              88,333
 * Zwack Unicum Liqueur Industry & Trading Co., Ltd.                       1,100              39,822
                                                                                    ---------------
TOTAL -- HUNGARY
  (Cost $4,893,648)                                                                       4,478,047
                                                                                    ---------------

PHILIPPINES -- (2.4%)
COMMON STOCKS -- (2.4%)
   Alaska Milk Corp.                                                  1,404,000              74,143
 * Bacnotan Consolidated Industries, Inc.                               122,234              21,867
 * Bankard, Inc.                                                        412,000               6,731
 * Belle Corp.                                                       20,937,000             183,716
 * C & P Homes, Inc.                                                  6,477,000              19,714
 * Digital Telecommunications (Philippines), Inc.                    20,973,000             243,553
   EDSA Properties Holdings, Inc.                                     1,759,970              15,585
 * EEI Corp.                                                          1,108,000               5,666
 * Fil-Estate Land, Inc.                                              3,170,700              14,823
 * Filinvest Development Corp.                                        4,664,500              78,854
 * Filinvest Land, Inc.                                              25,798,050             479,740
 * First E-Bank Corp.                                                    77,000               1,033
   Ginebra San Miguel, Inc.                                           1,065,200             551,888
 * Global Equities, Inc.                                                886,462                 799
 * House of Investments, Inc.                                           732,000               4,714
   International Container Terminal Services, Inc.                    4,593,837             250,777
 * Ionics, Inc.                                                         769,825              16,360
 * iVantage Corp.                                                       593,400               3,985
   Keppel Philippines Marine, Inc.                                      610,000               2,946
 * Lepanto Consolidated Mining Co. Series B                           1,925,000               8,446
 * Mabuhay Holdings Corp.                                               516,000               1,200
 * Macroasia Corp.                                                    2,237,500              22,615
 * Manila Jockey Club, Inc.                                              65,311               8,763
 * Megaworld Properties & Holdings, Inc.                             21,843,500             438,408
 * Metro Pacific Corp.                                               45,763,860             213,325
 * Negros Navigation Co., Inc.                                           31,100                 206
 * Philex Mining Corp. Series B                                         150,000                 965
 * Philippine Bank of Communications                                     14,726              22,392
 * Philippine National Bank                                             929,975             396,208
 * Philippine National Construction Corp.                               173,000              10,058
   Philippine Savings Bank                                              317,212             153,215
 * Picop Resources, Inc.                                              1,125,000                 725
 * Pilipino Telephone Corp.                                           1,692,000     $        53,833
 * Prime Orion Philippines, Inc.                                      2,920,000               8,346
   Republic Glass Holding Corp.                                         507,500              15,161
 * RFM Corp.                                                          2,378,934              27,054
   Robinson's Land Corp. Series B                                     3,402,000             108,328
   Security Bank Corp.                                                  320,842              96,127
   SM Development Corp.                                               4,971,000              94,492
   Soriano (A.) Corp.                                                 3,430,211              56,489
   Union Bank of the Philippines                                         47,500              19,546
 * United Paragon Mining Corp.                                          322,500                 519
 * Universal Rightfield Property Holdings, Inc.                       1,062,000                 532
   Universal Robina Corp.                                             3,158,100             378,318
 * Urban Bank, Inc.                                                       5,658                  53
 * Victorias Milling Co., Inc.                                          139,680               2,174
 * Vitarich Corp.                                                       176,000                 819
                                                                                    ---------------
TOTAL -- PHILIPPINES
  (Cost $6,291,017)                                                                       4,115,211
                                                                                    ---------------
ARGENTINA -- (1.3%)
COMMON STOCKS -- (1.2%)
 * Acindar Industria Argentina de Aceros SA Series B                    459,031             442,533
 * Alpargatas SA Industrial y Comercial                                   1,007                 502
 * Banco del Sud Sociedad Anonima Series B                               89,000              78,651
 * Banco Suquia SA                                                       76,789              12,215
 * Capex SA Series A                                                     26,370              26,905
 * Celulosa Argentina SA Series B                                         6,375               4,609
 * Central Costanera SA Series B                                         50,000              63,949
 * Central Puerto SA Series B                                            61,000              31,364
 * CINBA SA (Cia de Bebidao y Alimentos)                                 15,000               7,809
   Cresud SA Comercial Industrial Financiera y Agropecuaria             155,401             154,810
   DYCASA SA (Dragados y Construcciones Argentina) Series B              23,052              19,483
 * Ferrum SA de Ceramica y Metalurgica Series B                          25,200              25,104
 * Fiplasto SA Comercial y Industrial Series B                            6,000               4,589
 * Garovaglio y Zorraquin SA                                             14,160               1,957
 * Importadora y Exportadora de la Patagonia Series B                    11,500              48,782
 * Introductora de Buenos Aires SA Series A                               9,832               6,161
 * IRSA Inversiones y Representaciones SA                               306,635             214,813
 * Juan Minetti SA                                                      131,531             134,412
 * Ledesma S.A.A.I.                                                     387,128             223,929
 * Polledo SA Industrial y Constructora y Financiera                     88,891              13,397
 * Quimica Estrella SA Series B                                          27,200               9,178
 * Renault Argentina SA                                                 624,451              98,328
 * Sol Petroleo SA                                                       50,662               8,303
   Solvay Indupa S.A.I.C.                                               370,500             307,178
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $2,583,593)                                                                       1,938,961
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------

INVESTMENT IN CURRENCY -- (0.1%)
 * Argentine Peso
     (Cost $214,576)                                                                $       215,240
                                                                                    ---------------
PREFERRED STOCKS -- (0.0%)
 * Quimica Estrella New Preferred Shares
     (Cost $3,163)                                                        3,260                 974
                                                                                    ---------------
TOTAL -- ARGENTINA
  (Cost $2,801,332)                                                                       2,155,175
                                                                                    ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $2,900,000 FHLB Notes 3.375%,
   06/15/04, valued at $2,947,125) to be repurchased at
   $2,903,287
   (Cost $2,903,000)                                            $         2,903           2,903,000
                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $155,034,957)++                                                             $   171,352,129
                                                                                    ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $155,035,503.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT@                  VALUE+
                                                                ---------------     ---------------
                                                                     (000)
UNITED STATES -- (59.8%)
AGENCY OBLIGATIONS -- (44.7%)
Federal Farm Credit Bank
    1.760%, 09/22/05                                            $        13,000     $    12,914,174
    2.625%, 12/15/05                                                      5,225           5,235,894
    1.850%, 03/03/06                                                    131,935         130,062,578
    2.500%, 03/15/06                                                      9,125           9,091,201
Federal Home Loan Bank
    2.125%, 11/15/05                                                     29,300          29,164,458
    2.500%, 11/15/05                                                     15,500          15,517,515
    2.250%, 12/15/05                                                     47,000          46,833,526
    2.500%, 12/15/05                                                      8,000           8,001,680
    2.000%, 02/13/06                                                     66,000          65,304,096
    2.250%, 05/15/06                                                     13,000          12,860,874
Federal Home Loan Mortgage Corporation
    5.250%, 01/15/06                                                     25,000          26,076,550
    1.875%, 02/15/06                                                     76,000          75,151,916
    2.375%, 04/15/06                                                     10,000           9,951,850
    2.125%, 11/15/05                                                     49,000          48,824,874
Federal National Mortgage Association
    2.875%, 10/15/05                                                     25,000          25,176,125
    6.000%, 12/15/05                                                      7,500           7,899,293
    2.000%, 01/15/06                                                     54,000          53,533,764
    5.500%, 02/15/06                                                     49,000          51,321,179
    2.125%, 04/15/06                                                     28,000          27,688,640
    2.250%, 05/15/06                                                      9,000           8,898,237
                                                                                    ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $676,442,377)                                                                   669,508,424
                                                                                    ---------------
BONDS -- (15.1%)
Bayerische Landesbank
    2.500%, 04/28/06                                                     42,400          41,857,068
Citigroup, Inc.
    6.750%, 12/01/05                                                     37,025          39,290,634
General Electric Capital Corp.
    2.000%, 01/30/06                                                     30,000          29,654,790
    2.850%, 01/30/06                                                      3,000           3,008,475
    5.350%, 03/30/06                                                      4,000           4,178,900
KFW International Finance, Inc.
    2.500%, 10/17/05                                                     31,000          31,141,794
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                     32,000          32,024,576
    4.050%, 01/26/06                                                      4,000           4,086,800
Wells Fargo & Co.
    7.250%, 08/24/05                                                     32,380          34,290,452
    6.125%, 02/15/06                                                      5,500           5,816,140
                                                                                    ---------------
TOTAL BONDS
  (Cost $226,895,340)                                                                   225,349,629
                                                                                    ---------------
TOTAL -- UNITED STATES
  (Cost $903,337,717)                                                                   894,858,053
                                                                                    ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (14.7%)
BONDS -- (14.7%)
African Development Bank
    3.250%, 07/29/05                                            $        20,000     $    20,229,780
Asian Development Bank
    2.375%, 03/15/06                                                      9,400           9,395,761
Council of Europe Social Development Fund
    4.875%, 10/27/05                                                     31,500          32,565,330
European Investment Bank
    5.625%, 01/24/06                                                     25,700          26,997,876
    5.250%, 02/01/06                                                      5,000           5,221,000
Inter-American Development Bank
    6.125%, 03/08/06                                                     41,800          44,341,440
Nordic Investment Bank
    2.750%, 01/11/06                                                     42,500          42,602,297
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    5.000%, 11/04/05                                                     37,500          38,846,250
                                                                                    ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $222,137,169)                                                                   220,199,734
                                                                                    ---------------
CANADA -- (5.3%)
BONDS -- (5.3%)
Canada (Government of)
    6.375%, 07/21/05                                                     16,000          16,787,200
Export Development Corp.
    2.750%, 12/12/05                                                      8,600           8,654,808
Manitoba, Province of
    2.750%, 01/17/06                                                     10,000          10,052,830
Ontario, Province of
    6.000%, 02/21/06                                                     42,000          44,201,934
                                                                                    ---------------
TOTAL BONDS
  (Cost $80,720,026)                                                                     79,696,772
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Canadian Dollars
  (Cost $367)                                                                                   382
                                                                                    ---------------
TOTAL -- CANADA
  (Cost $80,720,393)                                                                     79,697,154
                                                                                    ---------------
NETHERLANDS -- (4.8%)
BONDS -- (4.8%)
Bank Nederlandse Gemeenten
    4.375%, 12/30/05                                                     37,500          38,545,500
Nederlandse Waterschapsbank NV
    5.000%, 09/19/05                                                     21,819          22,549,937
    4.250%, 12/28/05                                                     10,000          10,267,000
                                                                                    ---------------
TOTAL -- NETHERLANDS
  (Cost $71,931,831)                                                                     71,362,437
                                                                                    ---------------

                                                                     FACE
                                                                    AMOUNT@                  VALUE+
                                                                ---------------     ---------------
                                                                     (000)
SWEDEN -- (4.8%)
BONDS -- (4.8%)
Sweden (Kingdom of)
    4.375%, 12/20/05                                            $        39,500     $    40,712,650
Swedish Export Credit Corp.
    3.000%, 09/30/05                                                     30,000          30,243,900
                                                                                    ---------------
TOTAL -- SWEDEN
  (Cost $71,432,251)                                                                     70,956,550
                                                                                    ---------------
GERMANY -- (3.5%)
BONDS -- (3.5%)
Landesbank Baden-Wuerttemberg
    7.000%, 10/05/05                                                     10,000          10,599,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
    4.500%, 12/30/05                                                      7,000           7,213,500
Landwirtschaftliche Rentenbank
    5.000%, 09/19/05                                                     15,000          15,502,500
    6.625%, 12/08/05                                                     18,500          19,641,450
                                                                                    ---------------
TOTAL -- GERMANY
  (Cost $53,165,203)                                                                     52,956,450
                                                                                    ---------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Instituto de Credito Oficial
    2.750%, 12/05/05                                                     17,000          17,076,330
    2.375%, 04/18/06                                                     22,000          21,876,140
                                                                                    ---------------
TOTAL -- SPAIN
  (Cost $39,085,523)                                                                     38,952,470
                                                                                    ---------------
UNITED KINGDOM -- (1.4%)
BONDS -- (1.4%)
BP Capital Markets P.L.C.
    4.625%, 12/12/05                                                      5,000           5,157,500
Landesbank Baden-Wuerttemberg Capital Markets PLC
    5.500%, 02/23/06                                            $        15,000     $    15,694,500
                                                                                    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $21,062,029)                                                                     20,852,000
                                                                                    ---------------
FINLAND -- (1.4%)
BONDS -- (1.4%)
Republic of Finland
    5.875%, 02/27/06                                                     19,500          20,593,033
                                                                                    ---------------
FRANCE -- (1.1%)
BONDS -- (1.1%)
ELF Aquitaine SA Medium Term Notes
    7.000%, 10/05/05                                                     16,000          16,948,800
                                                                                    ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Euro Currency
  (Cost $1,432)                                                                               1,903
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $9,558,000 FNMA
  Discount Notes 0.96%, 06/16/04,
  valued at $9,553,221) to be
  repurchased at $9,412,931
  (Cost $9,412,000)                                                       9,412           9,412,000
                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,510,208,671)++                                                           $ 1,496,790,584
                                                                                    ===============

----------
 +  See Note B to Financial Statements.
 @  Denominated in local currency or the Euro.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $1,510,208,671.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                              THE U.S.        THE U.S.
                                                                                               LARGE         LARGE CAP
                                                                                              COMPANY          VALUE
                                                                                               SERIES          SERIES
                                                                                            ------------    ------------
ASSETS:
Investments at Value (including $390,011 and $459,183 of securities on loan, respectively)  $  3,719,940    $   3,662,375
Cash                                                                                               3,729                1
Receivables:
  Investment Securities Sold                                                                          --              605
  Dividends, Interest, and Tax Reclaims                                                            5,142            5,373
  Securities Lending Income                                                                           17               20
  Fund Shares Sold                                                                                 1,653            3,543
Prepaid Expenses and Other Assets                                                                     24               13
                                                                                            ------------    -------------
    Total Assets                                                                               3,730,505        3,671,930
                                                                                            ------------    -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                                                402,677          474,214
  Investment Securities Purchased                                                                     --           21,826
  Fund Shares Redeemed                                                                             2,119               96
  Payable for Future Margin Variation                                                                139               --
Accrued Expenses and Other Liabilities                                                               338              458
                                                                                            ------------    -------------
    Total Liabilities                                                                            405,273          496,594
                                                                                            ------------    -------------
NET ASSETS                                                                                  $  3,325,232    $   3,175,336
                                                                                            ============    =============
SHARES OUTSTANDING $.01 PAR VALUE                                                                    N/A      188,406,260
                                                                                            ============    =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                             N/A    $       16.85
                                                                                            ============    =============
Investments at Cost                                                                         $  3,054,407    $   3,112,874
                                                                                            ============    =============

                                                                                              THE U.S.         THE DFA
                                                                                               SMALL        INTERNATIONAL
                                                                                                CAP            VALUE
                                                                                               SERIES          SERIES
                                                                                            ------------    -------------
ASSETS:
Investments at Value (including $116,349 and $419,174 of securities on loan, respectively)  $  1,873,221    $   2,449,899
Cash                                                                                                   1               15
Receivables:
   Investment Securities Sold                                                                      6,981            3,463
   Dividends, Interest, and Tax Reclaims                                                             794            8,315
   Securities Lending Income                                                                          66              371
   Fund Shares Sold                                                                                1,923              812
Prepaid Expenses and Other Assets                                                                     15               13
                                                                                            ------------    -------------
    Total Assets                                                                               1,883,001        2,462,888
                                                                                            ------------    -------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                               123,459          442,002
   Investment Securities Purchased                                                                12,887            3,476
   Fund Shares Redeemed                                                                               --              335
   Due to Advisor                                                                                     43              324
Accrued Expenses and Other Liabilities                                                               127              219
                                                                                            ------------    -------------
    Total Liabilities                                                                            136,516          446,356
                                                                                            ------------    -------------
NET ASSETS                                                                                  $  1,746,485    $   2,016,532
                                                                                            ============    =============
SHARES OUTSTANDING $.01 PAR VALUE                                                            120,164,188      144,560,171
                                                                                            ============    =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                    $      14.53    $       13.95
                                                                                            ============    =============
Investments at Cost                                                                         $  1,663,626    $   2,082,685
                                                                                            ============    =============

                 See accompanying Notes to Financial Statements.

                                                                  THE          THE         THE UNITED       THE
                                                               JAPANESE     PACIFIC RIM     KINGDOM     CONTINENTAL
                                                                 SMALL         SMALL         SMALL         SMALL
                                                                COMPANY       COMPANY       COMPANY       COMPANY
                                                                SERIES         SERIES        SERIES        SERIES
                                                              -----------   -----------   -----------   -----------
ASSETS:
Investments at Value (including $101,833, $14,580, $0,
   and $102,476 of securities on loan, respectively)          $   544,495   $   205,501   $   273,672   $   661,841
Cash                                                                   16            16            15            15
Receivables:
   Investment Securities Sold                                          --            60           297         1,176
   Dividends, Interest, and Tax Reclaims                            3,087           421         1,156         2,111
   Securities Lending Income                                          120            26            --           119
   Fund Shares Sold                                                    43             7           910             4
Prepaid Expenses and Other Assets                                       2             1             2             2
                                                              -----------   -----------   -----------   -----------
    Total Assets                                                  547,763       206,032       276,052       665,268
                                                              -----------   -----------   -----------   -----------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                109,273        19,379            --       107,734
   Investment Securities Purchased                                  4,033         2,489           194           147
   Fund Shares Redeemed                                                13            --            --            40
   Due to Advisor                                                      35            15            22            45
Accrued Expenses and Other Liabilities                                 72            49            60            87
                                                              -----------   -----------   -----------   -----------
    Total Liabilities                                             113,426        21,932           276       108,053
                                                              -----------   -----------   -----------   -----------
NET ASSETS                                                    $   434,337   $   184,100   $   275,776   $   557,215
                                                              ===========   ===========   ===========   ===========
SHARES OUTSTANDING $.01 PAR VALUE                                     N/A           N/A           N/A           N/A
                                                              ===========   ===========   ===========   ===========
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                    N/A           N/A           N/A           N/A
                                                              ===========   ===========   ===========   ===========
Investments at Cost                                           $   602,564   $   228,420   $   208,866   $   498,966
                                                              ===========   ===========   ===========   ===========

                                                         THE           THE EMERGING        THE DFA
                                                       EMERGING          MARKETS        TWO-YEAR GLOBAL
                                                       MARKETS          SMALL CAP        FIXED INCOME
                                                        SERIES            SERIES            SERIES
                                                    --------------    --------------    ---------------
ASSETS:
Investments at Value                                $      792,644    $      171,352    $    1,496,791
Cash                                                            16               757                16
Receivables:
   Investment Securities Sold                                   15                35            23,109
   Dividends, Interest, and Tax Reclaims                     1,951               369            18,709
   Fund Shares Sold                                            487               264             1,333
Prepaid Expenses and Other Assets                                4                 1                 7
                                                    --------------    --------------    --------------
    Total Assets                                           795,117           172,778         1,539,965
                                                    --------------    --------------    --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                           5,461               801            21,938
   Fund Shares Redeemed                                         --                --                --
   Due to Advisor                                               51                28                63
Deferred Thailand Capital Gains Tax                          3,275               665                --
Deferred Chilean Repatriation Tax                               26                --                --
Accrued Expenses and Other Liabilities                         180                60               108
                                                    --------------    --------------    --------------
    Total Liabilities                                        8,993             1,554            22,109
                                                    --------------    --------------    --------------
NET ASSETS                                          $      786,124    $      171,224    $    1,517,856
                                                    ==============    ==============    ==============
SHARES OUTSTANDING $.01 PAR VALUE                              N/A               N/A       151,720,843
                                                    ==============    ==============    ==============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                             N/A               N/A    $        10.00
                                                    ==============    ==============    ==============
Investments at Cost                                 $      651,112    $      155,035    $    1,510,205
                                                    ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                         THE U.S.      THE U.S.
                                                                          LARGE       LARGE CAP
                                                                         COMPANY        VALUE
                                                                          SERIES        SERIES
                                                                        ----------    ----------
INVESTMENT INCOME
   Dividends                                                            $   26,657    $   23,072
   Interest                                                                    266           173
   Income from Securities Lending                                              171           174
                                                                        ----------    ----------
        Total Investment Income                                             27,094        23,419
                                                                        ----------    ----------
EXPENSES
   Investment Advisory Services                                                408         1,467
   Accounting & Transfer Agent Fees                                            244           444
   Custodian Fees                                                               56           139
   Legal Fees                                                                   13            10
   Audit Fees                                                                   21            19
   S&P 500 Fees                                                                 38            --
   Shareholders' Reports                                                        28            25
   Trustees' Fees and Expenses                                                  29            15
   Other                                                                        30            33
                                                                        ----------    ----------
        Total Expenses                                                         867         2,152
                                                                        ----------    ----------
   NET INVESTMENT INCOME (LOSS)                                             26,227        21,267
                                                                        ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                   (2,018)       22,742
   Net Realized Gain (Loss) on Futures                                       8,199            --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                                 172,722       206,595
     Futures                                                                (1,635)           --
                                                                        ----------    ----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                177,268       229,337
                                                                        ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $  203,495    $  250,604
                                                                        ==========    ==========

                 See accompanying Notes to Financial Statements.

                                                                                   THE U.S.        THE DFA
                                                                                    SMALL       INTERNATIONAL
                                                                                     CAP            VALUE
                                                                                    SERIES         SERIES
                                                                                  ----------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $3,065, respectively)       $    6,892    $      27,015
   Interest                                                                              104              115
   Income from Securities Lending                                                        462            1,369
                                                                                  ----------    -------------
        Total Investment Income                                                        7,458           28,499
                                                                                  ----------    -------------
EXPENSES
   Investment Advisory Services                                                          244            1,881
   Accounting & Transfer Agent Fees                                                      251              483
   Custodian Fees                                                                         79              290
   Legal Fees                                                                              5                6
   Audit Fees                                                                             11                7
   Shareholders' Reports                                                                  14               11
   Trustees' Fees and Expenses                                                             8                4
   Other                                                                                  19               27
                                                                                  ----------    -------------
        Total Expenses                                                                   631            2,709
                                                                                  ----------    -------------
   NET INVESTMENT INCOME (LOSS)                                                        6,827           25,790
                                                                                  ----------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY

   Net Realized Gain (Loss) on Investment Securities Sold                             42,483           50,698
   Net Realized Gain (Loss) on Foreign Currency Transactions                              --                4
   Change in Unrealized Appreciation (Depreciation) of Investment Securities
     and Foreign Currency                                                             22,170          134,458
   Translation of Foreign Currency Denominated Amounts                                    --             (180)
                                                                                  ----------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                      64,653          184,980
                                                                                  ----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $   71,480    $     210,770
                                                                                  ==========    =============

                 See accompanying Notes to Financial Statements.

                                                                                  THE          THE UNITED         THE
                                                              THE JAPANESE    PACIFIC RIM        KINGDOM      CONTINENTAL
                                                                  SMALL          SMALL            SMALL          SMALL
                                                                 COMPANY        COMPANY          COMPANY        COMPANY
                                                                  SERIES         SERIES          SERIES         SERIES
                                                              ------------    ------------    ------------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $262, $93, $349 and $1,233, respectively)                $      3,501    $      3,523    $      3,415    $      7,595
   Interest                                                             40              19              22              44
   Income from Securities Lending                                      675             153              --             582
                                                              ------------    ------------    ------------    ------------
        Total Investment Income                                      4,216           3,695           3,437           8,221
                                                              ------------    ------------    ------------    ------------
EXPENSES
   Investment Advisory Services                                        191              91             125             259
   Accounting & Transfer Agent Fees                                    222             117             162             265
   Custodian Fees                                                      100             103              51             169
   Legal Fees                                                            1               1               1               2
   Audit Fees                                                            2               1               1               3
   Shareholders' Reports                                                 3              --               2               4
   Trustees' Fees and Expenses                                           2               1               1               3
   Other                                                                12               3               8              18
                                                              ------------    ------------    ------------    ------------
        Total Expenses                                                 533             315             351             723
                                                              ------------    ------------    ------------    ------------
   NET INVESTMENT INCOME (LOSS)                                      3,683           3,380           3,086           7,498
                                                              ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                  (787)          6,588           2,115           4,979
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                       51              35             (73)             (6)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                     74,747          (8,333)         24,616          43,996
   Translation of Foreign Currency Denominated
     Amounts                                                          (150)              4              16               9
                                                              ------------    ------------    ------------    ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                               73,861          (1,706)         26,674          48,978
                                                              ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                            $     77,544    $      1,674    $     29,760    $     56,476
                                                              ============    ============    ============    ============

                See accompanying Notes to Financial Statements.

                                                                                         THE
                                                                           THE         EMERGING        THE DFA
                                                                         EMERGING       MARKETS    TWO-YEAR GLOBAL
                                                                          MARKETS      SMALL CAP    FIXED INCOME
                                                                          SERIES        SERIES         SERIES
                                                                        ----------    ----------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,516, $211, $0 and
     $0, respectively)                                                  $   11,067    $    1,824              --
   Interest                                                                     69            20    $     12,606
                                                                        ----------    ----------    ------------
        Total Investment Income                                             11,136         1,844          12,606
                                                                        ----------    ----------    ------------
EXPENSES
   Investment Advisory Services                                                378           151             342
   Accounting & Transfer Agent Fees                                            332            98             350
   Custodian Fees                                                              437           171              55
   Legal Fees                                                                    2             1               4
   Audit Fees                                                                    5             1               8
   Shareholders' Reports                                                         7             2              12
   Trustees' Fees and Expenses                                                   4             1              11
   Other                                                                        26             8              12
                                                                        ----------    ----------    ------------
        Total Expenses                                                       1,191           433             794
                                                                        ----------    ----------    ------------
   NET INVESTMENT INCOME (LOSS)                                              9,945         1,411          11,812
                                                                        ----------    ----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                    2,133         7,538           1,562
   Net Realized Gain (Loss) on Foreign Currency Transactions                  (575)           62              --
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities and Foreign Currency                                        43,011        (2,301)         (9,700)
   Translation of Foreign Currency Denominated Amounts                         (59)          (10)             --
   Deferred Thailand Capital Gains Tax                                        (584)          274              --
                                                                        ----------    ----------    ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY            43,926         5,563          (8,138)
                                                                        ----------    ----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $   53,871    $    6,974    $      3,674
                                                                        ==========    ==========    ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              THE U.S.                      THE U.S.
                                                                            LARGE COMPANY               LARGE CAP VALUE
                                                                               SERIES                       SERIES
                                                                    ---------------------------   ---------------------------
                                                                     SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                                        ENDED         ENDED           ENDED         ENDED
                                                                       MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                                        2004           2003           2004           2003
                                                                    ------------   ------------   ------------   ------------
                                                                     (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $     26,227   $     45,762   $     21,267   $     31,384
   Net Realized Gain (Loss) on Investment Securities Sold                 (2,018)      (137,474)        22,742        (48,309)
   Net Realized Gain (Loss) on Futures                                     8,199          9,903             --             --
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                         172,722        447,952        206,595        415,785
      Futures                                                             (1,635)        (3,012)            --             --
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations       203,495        363,131        250,604        398,860
                                                                    ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                                      --             --        (11,755)       (31,464)
   Net Short-Term Gains                                                       --             --             --             --
   Net Long-Term Gains                                                        --             --             --             --
                                                                    ------------   ------------   ------------   ------------
    Total Distributions                                                       --             --        (11,755)       (31,464)
                                                                    ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                              --             --        437,618        495,839
   Shares Issued in Lieu of Cash Distributions                                --             --         11,311         31,027
   Shares Redeemed                                                            --             --        (23,104)      (121,409)
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share Transactions                    --             --        425,825        405,457
                                                                    ------------   ------------   ------------   ------------
Transactions in Interest:
   Contributions                                                         309,693        547,508             --             --
   Withdrawals                                                          (188,953)      (533,199)            --             --
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Transactions in Interest                 120,740         14,309             --             --
                                                                    ------------   ------------   ------------   ------------
    Total Increase (Decrease)                                            324,235        377,440        664,674        772,853
NET ASSETS

   Beginning of Period                                                 3,000,997      2,623,557      2,510,662      1,737,809
                                                                    ------------   ------------   ------------   ------------
   End of Period                                                    $  3,325,232   $  3,000,997   $  3,175,336   $  2,510,662
                                                                    ============   ============   ============   ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                             N/A            N/A         26,167         36,572
   Shares Issued in Lieu of Cash Distributions                                                             682          2,270
   Shares Redeemed                                                                                      (1,402)        (9,461)
                                                                                                  ------------   ------------
                                                                                                        25,447         29,381
                                                                                                  ============   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              THE U.S.                       THE DFA
                                                                              SMALL CAP                  INTERNATIONAL
                                                                               SERIES                     VALUE SERIES
                                                                    ---------------------------   ---------------------------
                                                                     SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                                        ENDED         ENDED          ENDED          ENDED
                                                                       MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                                        2004           2003           2004           2003
                                                                    ------------   ------------   ------------   ------------
                                                                     (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $      6,827   $      8,625   $     25,790   $     31,730
   Net Realized Gain (Loss) on Investment Securities Sold                 42,483         11,512         50,698         (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                  --             --              4            205
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                            22,170        370,338        134,458        379,196
   Translation of Foreign Currency Denominated Amounts                        --             --           (180)           114
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations        71,480        390,475        210,770        407,705
                                                                    ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                                  (2,129)        (8,820)        (7,625)       (30,082)
   Net Short-Term Gains                                                     (639)            --             --             --
   Net Long-Term Gains                                                        --             --             --         (1,177)
                                                                    ------------   ------------   ------------   ------------
    Total Distributions                                                   (2,768)        (8,820)        (7,625)       (31,259)
                                                                    ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                         415,250        397,476        292,065        542,740
   Shares Issued in Lieu of Cash Distributions                             2,549          8,584          7,625         31,258
   Shares Redeemed                                                      (208,512)      (171,130)       (91,081)      (471,133)
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share Transactions               209,287        234,930        208,609        102,865
                                                                    ------------   ------------   ------------   ------------
    Total Increase (Decrease)                                            277,999        616,585        411,754        479,311
NET ASSETS
   Beginning of Period                                                 1,468,486        851,901      1,604,778      1,125,467
                                                                    ------------   ------------   ------------   ------------
   End of Period                                                    $  1,746,485   $  1,468,486   $  2,016,532   $  1,604,778
                                                                    ============   ============   ============   ============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                          28,514         34,897         21,290         53,795
   Shares Issued in Lieu of Cash Distributions                               183            658            583          2,986
   Shares Redeemed                                                       (14,671)       (15,197)        (6,742)       (47,941)
                                                                    ------------   ------------   ------------   ------------
                                                                          14,026         20,358         15,131          8,840
                                                                    ============   ============   ============   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            THE JAPANESE            THE PACIFIC RIM
                                                           SMALL COMPANY             SMALL COMPANY
                                                               SERIES                   SERIES
                                                      -----------------------   -----------------------
                                                      SIX MONTHS     YEAR       SIX MONTHS      YEAR
                                                         ENDED       ENDED        ENDED         ENDED
                                                        MAY 31,     NOV. 30,      MAY 31,      NOV. 30,
                                                         2004         2003         2004         2003
                                                      ----------   ----------   ----------   ----------
                                                      (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                       $    3,683   $    3,245   $    3,380   $    4,147
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         (787)     (18,120)       6,588         (436)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                              51           54           35           18
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  74,747      101,101       (8,333)      56,281
   Translation of Foreign Currency
    Denominated Amounts                                     (150)          16            4            4
                                                      ----------   ----------   ----------   ----------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                       77,544       86,296        1,674       60,014
                                                      ----------   ----------   ----------   ----------
Transactions in Interest:
   Contributions                                          77,473       53,153       31,319       25,155
   Withdrawals                                            (4,379)     (50,797)      (5,658)     (50,041)
                                                      ----------   ----------   ----------   ----------
   Net Increase (Decrease) from Transactions
    in Interest                                           73,094        2,356       25,661      (24,886)
                                                      ----------   ----------   ----------   ----------
    Total Increase (Decrease)                            150,638       88,652       27,335       35,128
NET ASSETS
   Beginning of Period                                   283,699      195,047      156,765      121,637
                                                      ----------   ----------   ----------   ----------
   End of Period                                      $  434,337   $  283,699   $  184,100   $  156,765
                                                      ==========   ==========   ==========   ==========

                                                        THE UNITED KINGDOM          THE CONTINENTAL
                                                           SMALL COMPANY             SMALL COMPANY
                                                               SERIES                    SERIES
                                                      -----------------------   -----------------------
                                                      SIX MONTHS     YEAR       SIX MONTHS     YEAR
                                                         ENDED       ENDED         ENDED       ENDED
                                                        MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                                                         2004         2003         2004         2003
                                                      ----------   ----------   ----------   ----------
                                                      (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                       $    3,086   $    3,789   $    7,498   $    7,753
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        2,115       (1,016)       4,979       12,045
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             (73)          30           (6)         315
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  24,616       42,580       43,996      120,867
   Translation of Foreign Currency
    Denominated Amounts                                       16            5            9           69
                                                      ----------   ----------   ----------   ----------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                       29,760       45,388       56,476      141,049
                                                      ----------   ----------   ----------   ----------
Transactions in Interest:
   Contributions                                          87,100       41,630       61,448       97,585
   Withdrawals                                            (2,001)     (25,000)      (9,116)     (53,295)
                                                      ----------   ----------   ----------   ----------
   Net Increase (Decrease) from Transactions
    in Interest                                           85,099       16,630       52,332       44,290
                                                      ----------   ----------   ----------   ----------
    Total Increase (Decrease)                            114,859       62,018      108,808      185,339
NET ASSETS
   Beginning of Period                                   160,917       98,899      448,407      263,068
                                                      ----------   ----------   ----------   ----------
   End of Period                                      $  275,776   $  160,917   $  557,215   $  448,407
                                                      ==========   ==========   ==========   ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                               THE
                                                                                   THE                       EMERGING
                                                                             EMERGING MARKETS            MARKETS SMALL CAP
                                                                                 SERIES                      SERIES
                                                                        ------------------------    ------------------------
                                                                        SIX MONTHS      YEAR        SIX MONTHS      YEAR
                                                                          ENDED         ENDED         ENDED         ENDED
                                                                         MAY 31,       NOV. 30,      MAY 31,       NOV. 30,
                                                                          2004           2003          2004          2003
                                                                        ----------    ----------    ----------    ----------
                                                                        (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                         $    9,945    $    9,466    $    1,411    $    1,764
   Net Realized Gain (Loss) on Investment Securities Sold                    2,133        (6,216)        7,538           332
   Net Realized Gain (Loss) on Foreign Currency Transactions                  (575)         (283)           62          (143)
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                              43,011       148,355        (2,301)       32,404
   Translation of Foreign Currency Denominated Amounts                         (59)           10           (10)           --
   Deferred Thailand Capital Gains Tax                                        (584)       (1,826)          274          (720)
                                                                        ----------    ----------    ----------    ----------
   Net Increase (Decrease) in Net Assets Resulting from Operations          53,871       149,506         6,974        33,637
                                                                        ----------    ----------    ----------    ----------
Distributions From:
   Net Investment Income                                                        --            --            --            --
   Net Short-Term Gains                                                         --            --            --            --
   Net Long-Term Gains                                                          --            --            --            --
                                                                        ----------    ----------    ----------    ----------
    Total Distributions                                                         --            --            --            --
                                                                        ----------    ----------    ----------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                --            --            --            --
   Shares Issued in Lieu of Cash Distributions                                  --            --            --            --
   Shares Redeemed                                                              --            --            --            --
                                                                        ----------    ----------    ----------    ----------
   Net Increase (Decrease) from Capital Share Transactions                      --            --            --            --
                                                                        ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions                                                           164,440       156,160        48,528        36,904
   Withdrawals                                                             (39,748)      (41,298)       (2,022)       (1,126)
                                                                        ----------    ----------    ----------    ----------
   Net Increase (Decrease) from Transactions in Interest                   124,692       114,862        46,506        35,778
                                                                        ----------    ----------    ----------    ----------
    Total Increase (Decrease)                                              178,563       264,368        53,480        69,415
NET ASSETS
   Beginning of Period                                                     607,561       343,193       117,744        48,329
                                                                        ----------    ----------    ----------    ----------
   End of Period                                                        $  786,124    $  607,561    $  171,224    $  117,744
                                                                        ==========    ==========    ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                               N/A           N/A           N/A           N/A
   Shares Issued in Lieu of Cash Distributions
   Shares Redeemed

                                                                                 THE DFA
                                                                             TWO-YEAR GLOBAL
                                                                           FIXED INCOME SERIES
                                                                        ------------------------
                                                                        SIX MONTHS        YEAR
                                                                          ENDED           ENDED
                                                                          MAY 31,        NOV. 30,
                                                                           2004           2003
                                                                       ------------   ------------
                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                        $    11,812    $     17,497
   Net Realized Gain (Loss) on Investment Securities Sold                    1,562          13,434
   Net Realized Gain (Loss) on Foreign Currency Transactions                    --            (298)
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                              (9,700)         (9,932)
   Translation of Foreign Currency Denominated Amounts                          --             306
   Deferred Thailand Capital Gains Tax                                          --              --
                                                                       -----------    ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations           3,674          21,007
                                                                       -----------    ------------
Distributions From:
   Net Investment Income                                                    (7,516)        (17,698)
   Net Short-Term Gains                                                    (13,106)             --
   Net Long-Term Gains                                                        (354)        (10,965)
                                                                       -----------    ------------
    Total Distributions                                                    (20,976)        (28,663)
                                                                       -----------    ------------
Capital Share Transactions (1):
   Shares Issued                                                           348,541         411,930
   Shares Issued in Lieu of Cash Distributions                              20,864          28,394
   Shares Redeemed                                                         (29,857)        (36,366)
                                                                       -----------    ------------
   Net Increase (Decrease) from Capital Share Transactions                 339,548         403,958
                                                                       -----------    ------------
Transactions in Interest:
   Contributions                                                                --              --
   Withdrawals                                                                  --              --
                                                                       -----------    ------------
   Net Increase (Decrease) from Transactions in Interest                        --              --
                                                                       -----------    ------------
    Total Increase (Decrease)                                              322,246         396,302
NET ASSETS
   Beginning of Period                                                   1,195,610         799,308
                                                                       -----------    ------------
   End of Period                                                       $ 1,517,856    $  1,195,610
                                                                       ===========    ============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                            34,598          40,550
   Shares Issued in Lieu of Cash Distributions                               2,075           2,803
   Shares Redeemed                                                          (2,938)         (3,574)
                                                                       -----------    ------------
                                                                            33,735          39,779
                                                                       ===========    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     THE U.S. LARGE COMPANY SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR             YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED            ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning
   of Period                                    N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --             --             --              --              --              --
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                                  --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment
      Operations                                 --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --             --             --              --              --              --
   Net Realized Gains                            --             --             --              --              --              --
   Return of Capital                             --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                          --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
=================================================================================================================================
Total Return                                   6.77%#        15.05%        (16.59)%        (12.30)%         (4.25)%         20.86%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                         $  3,325,232   $  3,000,997   $  2,623,557    $  2,831,650    $  3,138,812    $  2,775,062
Ratio of Expenses to Average
   Net Assets                                  0.05%*         0.05%          0.05%           0.05%           0.06%           0.06%
Ratio of Net Investment Income
   to Average Net Assets                       1.61%*         1.75%          1.53%           1.26%           1.12%           1.27%
Portfolio Turnover Rate                           1%#            8%            11%              8%              8%              4%
---------------------------------------------------------------------------------------------------------------------------------

                                                                    THE U.S. LARGE CAP VALUE SERIES
                                     ---------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                        2004             2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning
   of Period                         $      15.41     $      13.01    $      14.44    $      14.71    $      17.79    $      18.79
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.12             0.21            0.20            0.25            0.33            0.34
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                              1.39             2.41           (1.43)           1.25            0.04            0.46
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                             1.51             2.62           (1.23)           1.50            0.37            0.80
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.07)           (0.22)          (0.20)          (0.27)          (0.32)          (0.34)
   Net Realized Gains                          --               --              --           (1.50)          (3.13)          (1.46)
   Return of Capital                           --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                     (0.07)           (0.22)          (0.20)          (1.77)          (3.45)          (1.80)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $      16.85     $      15.41    $      13.01    $      14.44    $      14.71    $      17.79
==================================================================================================================================
Total Return                                 9.80%#          20.34%          (8.64)%         10.97%           3.06%           4.64%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                       $  3,175,336     $  2,510,662    $  1,737,809    $  1,637,083    $  1,735,343    $  1,788,082
Ratio of Expenses to Average
   Net Assets                                0.15%*           0.15%           0.15%           0.15%           0.16%           0.16%
Ratio of Net Investment Income
   to Average Net Assets                     1.45%*           1.62%           1.49%           1.66%           2.20%           1.80%
Portfolio Turnover Rate                         2%#              7%              9%              6%             26%             43%

*     Annualized
#     Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership

                 See accompanying Notes to Financial Statements.

                                                                       THE U.S. SMALL CAP SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR             YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED            ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period                               $      13.84   $       9.93   $      11.08    $      11.67    $      12.24    $      11.46
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.06           0.08           0.09            0.10            0.11            0.10
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                                0.66           3.92          (1.00)           1.24            0.65            1.83
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               0.72           4.00          (0.91)           1.34            0.76            1.93
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.02)         (0.09)         (0.10)          (0.10)          (0.11)          (0.11)
   Net Realized Gains                         (0.01)            --          (0.14)          (1.83)          (1.22)          (1.04)
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                       (0.03)         (0.09)         (0.24)          (1.93)          (1.33)          (1.15)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $      14.53   $      13.84   $       9.93    $      11.08    $      11.67    $      12.24
=================================================================================================================================
Total Return                                   5.18%#        40.32%         (8.42)%         13.08%           6.48%          18.62%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                         $  1,746,485   $  1,468,486   $    851,901    $    991,082    $    768,151    $    586,086
Ratio of Expenses to Average
   Net Assets                                  0.08%*         0.08%          0.08%           0.08%           0.08%           0.09%
Ratio of Net Investment Income
   to Average Net Assets                       0.82%*         0.84%          0.81%           0.94%           0.99%           0.89%
Portfolio Turnover Rate                           7%#           16%            34%             13%             38%             29%

                                                                  THE DFA INTERNATIONAL VALUE SERIES
                                     ---------------------------------------------------------------------------------------------
                                       SIX MONTHS        YEAR           YEAR            YEAR             YEAR            YEAR
                                         ENDED           ENDED          ENDED           ENDED            ENDED           ENDED
                                        MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                         2004            2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period                             $      12.40     $       9.33    $      10.15    $      12.07    $     13.18     $     11.95
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.18             0.27            0.24            0.27            0.27            0.28
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                              1.43             3.06           (0.78)          (1.49)          (0.31)           1.29
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                             1.61             3.33           (0.54)          (1.22)          (0.04)           1.57
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.06)           (0.25)          (0.25)          (0.27)          (0.26)          (0.31)
   Net Realized Gains                          --            (0.01)          (0.03)          (0.43)          (0.81)          (0.03)
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                     (0.06)           (0.26)          (0.28)          (0.70)          (1.07)          (0.34)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $      13.95     $      12.40    $       9.33    $      10.15    $      12.07    $      13.18
==================================================================================================================================
Total Return                                13.00%#          36.24%          (5.53)%        (10.75)%         (0.51)%         13.27%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                       $  2,016,532     $  1,604,778    $  1,125,467    $  1,208,100    $  1,553,481    $  1,660,377
Ratio of Expenses to Average
   Net Assets                                0.29%*           0.30%           0.30%           0.29%           0.29%           0.29%
Ratio of Net Investment Income
   to Average Net Assets                     2.74%*           2.61%           2.36%           2.32%           2.13%           2.17%
Portfolio Turnover Rate                         5%#             14%             18%              6%              9%              6%

*  Annualized
#  Non-Annualized

                 See accompanying Notes to Financial Statements.

                                                                    THE JAPANESE SMALL COMPANY SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR            YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED           ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001           2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --             --             --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment Operations             --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --             --             --              --              --              --
   Net Realized Gains                            --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                          --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
=================================================================================================================================
Total Return                                  23.92%#        47.87%         (9.62)%        (13.51)%         (9.93)%         33.83%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $    434,337   $    283,699   $    195,047    $    196,187    $    196,118    $    202,676
Ratio of Expenses to Average Net
   Assets                                      0.28%*         0.28%          0.27%           0.28%           0.27%           0.28%
Ratio of Net Investment Income to
   Average Net Assets                          1.92%*         1.41%          1.26%           1.41%           1.38%           1.10%
Portfolio Turnover Rate                           1%#           16%             5%              9%              6%              6%

                                                                  THE PACIFIC RIM SMALL COMPANY SERIES
                                     ---------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2004             2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period                                      N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                --               --              --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       --               --              --              --              --              --
   Net Realized Gains                          --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                        --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                 2.02%#          61.47%           7.28%           2.84%         (10.99)%         54.81%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                        $    184,100     $    156,765    $    121,637    $    130,554    $    131,888    $    183,759
Ratio of Expenses to Average Net
   Assets                                    0.35%*           0.31%           0.32%           0.28%           0.29%           0.48%
Ratio of Net Investment Income to
   Average Net Assets                        3.71%*           3.35%           3.77%           3.69%           4.10%           2.95%
Portfolio Turnover Rate                         9%#             15%             26%             10%              7%             34%

*     Annualized
#     Non-annualized
N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships

                 See accompanying Notes to Financial Statements.

                                                                THE UNITED KINGDOM SMALL COMPANY SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR             YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED            ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period                                        N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --             --             --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment
      Operations                                 --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --             --             --              --              --              --
   Net Realized Gains                            --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                          --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
=================================================================================================================================
Total Return                                  14.33%#        44.65%         (4.67)%         (4.89)%         (6.18)%         36.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                          $    275,776   $    160,917   $     98,899    $     96,741    $    109,806    $    132,127
Ratio of Expenses to Average Net
   Assets                                      0.28%*         0.26%          0.26%           0.27%           0.26%           0.26%
Ratio of Net Investment Income to
   Average Net Assets                          2.46%*         3.25%          3.03%           2.86%           3.06%           3.55%
Portfolio Turnover Rate                           1%#            7%             6%             14%             11%              5%

                                                                 THE CONTINENTAL SMALL COMPANY SERIES
                                     ---------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2004             2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period                                      N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                --               --              --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       --               --              --              --              --              --
   Net Realized Gains                          --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                        --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                12.66%#          52.86%           3.22%          (5.43)%          2.67%          (5.89)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                        $    557,215     $    448,407    $    263,068    $    210,337    $    226,724    $    252,368
Ratio of Expenses to Average Net
   Assets                                    0.28%*           0.30%           0.31%           0.30%           0.28%           0.27%
Ratio of Net Investment Income to
   Average Net Assets                        2.89%*           2.49%           2.22%           2.73%           2.36%           1.92%
Portfolio Turnover Rate                         2%#             11%             12%             12%              9%             11%

*     Annualized
#     Non-annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships

                 See accompanying Notes to Financial Statements.

                                                                      THE EMERGING MARKETS SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR             YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED            ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --             --             --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment Operations             --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --             --             --              --              --              --
   Net Realized Gains                            --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                          --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
=================================================================================================================================
Total Return                                   9.71%#        39.67%          2.10%          (8.54)%        (22.30)%         53.78%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $    786,124   $    607,561   $    343,193    $    307,720    $    296,726    $    344,175
Ratio of Expenses to Average Net
   Assets                                      0.32%*         0.34%          0.34%           0.46%           0.46%           0.46%
Ratio of Net Investment Income to
   Average Net Assets                          2.63%*         2.23%          1.64%           1.94%           1.33%           1.34%
Portfolio Turnover Rate                           1%#            1%             8%              6%             12%             16%

                                                                   THE EMERGING MARKETS SMALL CAP SERIES
                                     ---------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED          ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2004             2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period                                     N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                --               --              --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       --               --              --              --              --              --
   Net Realized Gains                          --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                        --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                 8.75%#          52.80%          13.07%          (9.55)%        (23.28)%         71.45%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                        $    171,224     $    117,744    $     40,379    $     34,687    $     32,572    $     39,848
Ratio of Expenses to Average Net
   Assets                                    0.57%*           0.54%           0.51%           0.63%           0.66%           0.68%
Ratio of Net Investment Income to
   Average Net Assets                        1.86%*           2.44%           2.03%           2.17%           1.69%           1.82%
Portfolio Turnover Rate                         7%#              6%             16%             14%             20%             24%

*     Annualized
#     Non-annualized
N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships

                 See accompanying Notes to Financial Statements.

                                                               THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS          YEAR           YEAR            YEAR            YEAR            YEAR
                                          ENDED             ENDED          ENDED           ENDED           ENDED           ENDED
                                          MAY 31,          NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                           2004             2003           2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)

Net Asset Value, Beginning of
  Period                               $      10.13    $      10.22    $      10.03    $       9.70    $      10.11    $      10.21
                                       ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.01            0.25            0.30            0.44            0.84            0.45
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.03           (0.01)           0.16            0.22           (0.23)           0.03
                                       ------------    -------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               0.04            0.24            0.46            0.66            0.61            0.48
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)          (0.19)          (0.27)          (0.14)          (1.02)          (0.57)
   Net Realized Gains                         (0.11)          (0.14)             --              --              --           (0.01)
   Return of Capital                             --              --              --           (0.19)             --              --
                                       ------------    ------------    ------------    ------------    ------------    ------------
    Total Distributions                       (0.17)          (0.33)          (0.27)          (0.33)          (1.02)          (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $      10.00    $      10.13    $      10.22    $      10.03    $       9.70    $      10.11
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                   0.41%#          2.36%           4.60%           6.91%           6.30%           4.84%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                          $  1,517,856    $  1,195,610    $    799,308    $    596,209    $    518,518    $    531,514
Ratio of Expenses to Average Net
   Assets                                      0.12%*          0.13%           0.14%           0.15%           0.15%           0.15%
Ratio of Net Investment Income to
  Average Net Assets                           1.73%*          1.78%           3.20%           4.54%           5.03%           4.45%
Portfolio Turnover Rate                          60%#           144%            138%            113%             73%             78%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2004, the Trust consisted of twenty-one investment portfolios, of which eleven are included in this section of the report. (collectively, the "Series"):

The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series
(the "Domestic Equity Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series

The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA Two-Year Global Fixed Income Series
(the "International Equity Portfolios")

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

         The U.S. Large Company Series                                         0.025 of 1%
         The U.S. Large Cap Value Series                                        0.10 of 1%
         The U.S. Small Cap Series                                              0.03 of 1%
         The DFA International Value Series                                     0.20 of 1%
         The Japanese Small Company Series                                      0.10 of 1%
         The Pacific Rim Small Company Series                                   0.10 of 1%
         The United Kingdom Small Company Series                                0.10 of 1%
         The Continental Small Company Series                                   0.10 of 1%
         The Emerging Markets Series                                            0.10 of 1%
         The Emerging Markets Small Cap Series                                  0.20 of 1%
         The DFA Two-Year Global Fixed Income Series                            0.05 of 1%

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

      At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                                        $ 45,850
          The U.S. Large Cap Value Series                                        40,843
          The U.S. Small Cap Series                                              23,166
          The DFA International Value Series                                     26,286
          The Japanese Small Company Series                                       5,280
          The Pacific Rim Small Company Series                                    2,569
          The United Kingdom Small Company Series                                 3,481
          The Continental Small Company Series                                    7,214
          The Emerging Markets Series                                            10,618
          The Emerging Markets Small Cap Series                                   2,087
          The DFA Two-Year Global Fixed Income Series                            18,887

E. PURCHASE AND SALES OF SECURITIES:

      For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                      U.S. GOVERNMENT         OTHER INVESTMENT
                                                        SECURITIES               SECURITIES
                                                  ----------------------   -----------------------
                                                  PURCHASES      SALES      PURCHASES     SALES
                                                  ---------   ----------   ----------   ----------
The U.S. Large Company Series                            --           --   $  180,353   $   23,851
The U.S. Large Cap Value Series                          --           --      467,788       54,183
The U.S. Small Cap Series                                --           --      306,399      109,038
The DFA International Value Series                       --           --      315,813       92,912
The Japanese Small Company Series                        --           --       82,654        5,454
The Pacific Rim Small Company Series                     --           --       45,546       15,737
The United Kingdom Small Company Series                  --           --       56,945        3,490
The Continental Small Company Series                     --           --       74,753       12,079
The Emerging Markets Series                              --           --      128,046        6,712
The Emerging Markets Small Cap Series                    --           --       59,052       10,038
The DFA Two-Year Global Fixed Income Series       $ 615,513   $  409,114      534,522      400,557

F. FEDERAL INCOME TAXES:

      It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

      The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                      GROSS UNREALIZED   GROSS UNREALIZED
                                                        APPRECIATION       DEPRECIATION       NET
                                                      ----------------   ----------------  ----------
The U.S. Large Company Series                            $  840,597       $    (337,378)   $  503,219
The U.S. Large Cap Value Series                             697,096            (147,595)      549,501
The U.S. Small Cap Series                                   407,851            (200,668)      207,183
The DFA International Value Series                          474,540            (107,516)      367,024
The Japanese Small Company Series                            47,933            (109,062)      (61,129)
The Pacific Rim Small Company Series                          5,682             (28,654)      (22,972)
The United Kingdom Small Company Series                      87,310             (22,515)       64,795
The Continental Small Company Series                        197,951             (35,076)      162,875
The Emerging Markets Series                                 215,351             (74,246)      141,105
The Emerging Markets Small Cap Series                        35,020             (18,703)       16,317
The DFA Two-Year Global Fixed Income Series                 999,829          (1,013,247)      (13,418)

      For federal income tax purposes, the Series measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                             EXPIRES ON NOVEMBER 30,
                                                             -----------------------
                                                       2009      2010       2011       TOTAL
                                                    ---------  ---------  ---------  ---------
The U.S. Large Cap Value Series                     $  11,185  $  21,142  $  48,335  $  80,662
The DFA International Value Series                         --         --      3,507      3,507

      Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation/(depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Series had unrealized appreciation/(depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. COMPONENTS OF NET ASSETS:

      At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                                                UNREALIZED
                                             ACCUMULATED                       ACCUMULATED     APPRECIATION
                                                NET                           NET REALIZED  (DEPRECIATION) OF
                                             INVESTMENT       ACCUMULATED       FOREIGN         INVESTMENT
                             PAID-IN           INCOME        NET REALIZED      EXCHANGE       SECURITIES AND
                             CAPITAL           (LOSS)         GAIN (LOSS)      GAIN (LOSS)   FOREIGN CURRENCY
                           ------------     ------------     ------------     ------------  -----------------
The U.S. Large Cap
  Value Series             $  2,672,681     $     11,217     $    (58,064)              --     $    549,502
The U.S. Small Cap Series     1,493,205            4,891           38,794               --          209,595
The DFA International
  Value Series                1,583,131           19,141           47,022     $          4          367,214
The DFA Two-Year Global
  Fixed Income Series         1,523,077            6,692            1,504               --          (13,417)

                            UNREALIZED
                           NET FOREIGN
                             EXCHANGE                          NUMBER OF
                               GAIN           TOTAL NET          SHARES
                              (LOSS)           ASSETS         AUTHORIZED
                           ------------     ------------     ------------
The U.S. Large Cap
  Value Series                       --     $  3,175,336        Unlimited
The U.S. Small Cap Series            --        1,746,485        Unlimited
The DFA International
  Value Series             $         20        2,016,532        Unlimited
The DFA Two-Year Global
  Fixed Income Series                --        1,517,856        Unlimited

H. FINANCIAL INSTRUMENTS:

      In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

      2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

      3. FUTURES CONTRACTS. During the six months ended May 31, 2004, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      At May 31, 2004, Large Company had outstanding 240 long futures contracts on the S&P 500 Index, all of which expire on June 18, 2004. The value of such contracts on May 31, 2004 was $67,218,000 which resulted in an unrealized gain of $606,188.

      Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

I. LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the six months ended May 31, 2004, borrowings under the line by the Series were as follows:

                                         WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                          AVERAGE        AVERAGE       DAYS       EXPENSE  BORROWED DURING
                                       INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                       -------------  ------------  -----------  --------  ---------------
The Pacific Rim Small Company Series       1.74%       $  430,000        3         $ 62      $  430,000

      There were no outstanding borrowings under the line of credit at May 31, 2004.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

J. SECURITIES LENDING:

      As of May 31, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
COMMON STOCKS -- (95.4%)
   Acadia Realty Trust                                                 138,000     $     1,766,400
   Agree Realty Corp.                                                   32,200             782,460
 * Alexander's, Inc.                                                    11,900           1,917,090
 # Alexandria Real Estate Equities, Inc.                                96,900           5,324,655
   AMB Property Corp.                                                  412,500          13,633,125
   American Land Lease Inc.                                             34,800             636,840
 * American Real Estate Partners, L.P.                                  19,400             354,050
 * American Spectrum Realty, Inc.                                        1,200              10,500
   AmeriVest Properties, Inc.                                           91,500             553,575
   AMLI Residential Properties Trust                                   107,300           2,976,502
   Apartment Investment & Management Co. Class A                       214,000           6,180,320
 # Archstone-Smith Trust                                               956,755          27,793,733
   Arden Realty Group, Inc.                                            321,000           9,517,650
   Associated Estates Realty Corp.                                      95,400             763,200
   AvalonBay Communities, Inc.                                         350,700          19,095,615
   Bedford Property Investors, Inc.                                     80,900           2,380,887
   BNP Residential Properties, Inc.                                     24,600             314,880
   Boston Properties, Inc.                                             521,600          25,746,176
 * Boykin Lodging Trust, Inc.                                           87,100             638,443
 # Brandywine Realty Trust                                             225,300           6,060,570
   BRE Properties, Inc. Class A                                        245,600           8,497,760
 * Burnham Pacific Properties, Inc.                                     82,100              10,139
   Camden Property Trust                                               194,100           9,066,411
   Capital Automotive                                                  177,286           4,875,365
   Carramerica Realty Corp.                                            259,500           7,608,540
   CBL & Associates Properties, Inc.                                   150,200           8,008,664
 # Centerpoint Properties Corp.                                        115,000           8,469,750
 # Chelsea Property Group Inc.                                         216,200          11,886,676
   Colonial Properties Trust                                           131,000           5,034,330
 # Commercial Net Lease Realty, Inc.                                   249,775           4,263,659
   Cornerstone Realty Income Trust, Inc.                               276,100           2,266,781
   Corporate Office Properties Trust                                   151,600           3,517,120
   Cousins Properties, Inc.                                            237,700           7,437,633
   Crescent Real Estate Equities, Inc.                                 486,300           8,169,840
   Developers Diversified Realty Corp.                                 425,099          14,619,155
   Duke Realty Investments, Inc.                                       677,000          21,907,720
   Eastgroup Properties, Inc.                                          102,100           3,241,675
   Entertainment Properties Trust                                      101,300           3,646,800
   Equity Inns, Inc.                                                   222,700           1,964,214
   Equity Office Properties Trust                                    1,975,163          53,230,643
   Equity One, Inc.                                                    340,976           6,069,373
   Equity Residential Corp.                                          1,372,900          40,418,176
 # Essex Property Trust                                                112,000           7,341,600
   Federal Realty Investment Trust                                     241,700           9,643,830
 * Felcor Lodging Trust, Inc.                                          289,800           3,083,472
 # First Industrial Realty Trust, Inc.                                 201,300           7,214,592
 * First Union Real Estate Equity & Mortgage Investments               106,100             319,361
 * Five Star Quality Care, Inc.                                         40,830             159,237
   Gables Residential Trust                                            143,200           4,833,000
   General Growth Properties                                         1,067,000          31,348,460
   Glenborough Realty Trust, Inc.                                      153,200           2,912,332
   Glimcher Realty Trust                                               171,500           3,829,595
 * Golf Trust America, Inc.                                             37,800              83,916
   Heritage Property Investment Trust                                  227,900     $     6,139,626
   Hersha Hospitality Trust                                             53,500             532,860
   Highwood Properties, Inc.                                           262,400           5,964,352
 * HMG Courtland Properties, Inc.                                        2,400              21,840
   Home Properties of New York, Inc.                                   160,090           6,336,362
   Hospitality Properties Trust                                        329,200          13,474,156
 * Host Marriott Corp.                                               1,570,800          19,258,008
   HRPT Properties Trust                                               857,100           8,442,435
   Humphrey Hospitality Trust                                           48,600             203,974
   Innkeepers USA Trust                                                183,100           1,642,407
   Jameson Inns, Inc.                                                   61,042             159,930
   Keystone Property Trust                                             129,900           3,107,208
 # Kilroy Realty Corp.                                                 137,800           4,701,736
 # Kimco Realty Corp.                                                  542,650          24,934,767
   Koger Equity, Inc.                                                  121,500           2,697,300
   Kramont Realty Trust                                                116,700           1,881,204
 * La Quinta Corp.                                                     859,100           6,434,659
   Lasalle Hotel Properties Trust                                      122,600           2,960,790
   Lexington Corporate Properties Trust                                214,400           4,105,760
 # Liberty Property Trust                                              412,700          16,462,603
   Macerich Co.                                                        288,700          13,063,675
   Mack-California Realty Corp.                                        296,600          11,852,136
   Maguire Properties, inc.                                            198,900           4,892,940
   Malan Realty Investors, Inc.                                         19,100              91,298
   Manufactured Home Communities, Inc.                                 110,300           3,424,815
   Maxus Realty Trust, Inc.                                              1,700              19,831
 * Meristar Hospitality Corp.                                           63,700             404,495
   Mid-America Apartment Communities, Inc.                              97,100           3,425,688
   Mills Corp.                                                         260,600          11,453,370
   Mission West Properties, Inc.                                        85,700           1,039,541
   Monmouth Real Estate Investment Corp. Class A                        77,525             573,685
 # New Plan Excel Realty Trust, Inc.                                   487,600          11,609,756
   One Liberty Properties, Inc.                                         46,000             825,700
   Pan Pacific Retail Properties, Inc.                                 197,731           9,095,626
 * Paragon Real Estate & Investment Trust                               10,700               2,033
   Parkway Properties, Inc.                                             53,600           2,146,680
   Pennsylvania Real Estate Investment Trust                           175,481           5,843,517
 * Philips International Realty Corp.                                   14,400               6,336
 # Post Properties, Inc.                                               200,500           5,834,550
   Prentiss Properties Trust                                           217,100           7,164,300
   Presidential Realty Corp. Class B                                     2,100              15,299
   Price Legacy Corp.                                                   32,217             591,504
 * Prime Group Realty Trust                                            116,000             610,160
   ProLogis                                                            884,600          28,360,276
   PS Business Parks, Inc.                                             105,500           4,082,850
   Public Storage, Inc.                                                628,800          28,918,512
   Ramco-Gershenson Properties Trust                                    81,900           1,981,980
 # Realty Income Corp.                                                 191,200           7,638,440
   Reckson Associates Realty Corp.                                     322,301           8,386,272
   Regency Centers Corp.                                               165,900           6,685,770
   Roberts Realty Investment                                            13,100             122,878

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Rouse Co.                                                           492,700     $    22,491,755
   Saul Centers, Inc.                                                   77,700           2,296,035
   Senior Housing Properties Trust                                     310,900           5,061,452
   Shurgard Storage Centers, Inc. Class A                              223,600           8,385,000
   Simon Property Group, Inc.                                          989,800          51,043,986
   Sizeler Property Investors, Inc.                                     64,300             589,631
   SL Green Realty Corp.                                               188,900           8,594,950
   Sovran Self Storage, Inc.                                            71,000           2,670,310
   Summit Properties, Inc.                                             166,600           3,860,122
   Sun Communities, Inc.                                                93,300           3,450,234
   Tanger Factory Outlet Centers, Inc.                                  64,600           2,507,772
 * Tarragon Realty Investors, Inc.                                      54,338             760,732
   Taubman Centers, Inc.                                               243,700           5,434,510
   Town & Country Trust                                                 84,600           2,058,318
   Trizec Properties, Inc.                                             732,700          12,096,877
   U.S. Restaurant Properties, Inc.                                    108,500           1,722,980
   United Dominion Realty Trust, Inc.                                  624,900          12,460,506
   United Mobile Homes, Inc.                                            40,500             536,625
   Urstadt Biddle Properties Class A                                    89,700           1,237,860
   Urstadt Biddle Properties, Inc.                                      19,800             267,696
   Vornado Realty Trust                                                615,600          33,642,540
   Washington Real Estate Investment Trust                             203,900           5,764,253
   Weingarten Realty Investors                                         419,300          12,985,721
   Winston Hotels, Inc.                                                127,300           1,187,709
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $766,131,846)                                                                  942,159,954
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (4.6%)
 Repurchase Agreement, PNC Capital Markets, Inc.
   0.89%, 06/01/04 (Collateralized by $10,168,000 FHLB
   Discount Notes 1.625%, 06/15/05, valued at $10,206,638)
   to be repurchased at $10,001,989 (Cost $10,001,000)         $        10,001          10,001,000
 Repurchase Agreement, Merrill Lynch Triparty
   Repo 0.96%, 06/01/04 (Collateralized by
   $35,445,000 U.S. Treasury Obligations 2.125%, 08/31/04,
   valued at $35,726,762) to be repurchased at $35,026,686
   (Cost $35,022,950)^                                                  35,023          35,022,950
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $45,023,950)                                                                    45,023,950
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $811,155,796)++                                                            $   987,183,904
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $812,245,002.

                See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004

                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
UNITED KINGDOM -- (22.4%)
COMMON STOCKS -- (21.8%)
   3I Group P.L.C.                                                      46,244     $       519,059
   Abbey National P.L.C.                                               113,033             930,477
   Aegis Group P.L.C.                                                   83,410             134,961
   Aggregate Industries P.L.C.                                         102,663             158,646
   Aggreko P.L.C.                                                       20,000              54,875
   Alliance & Leicester P.L.C.                                          39,509             597,705
   Alliance Unichem P.L.C.                                              36,707             425,655
   Allied Domecq P.L.C.                                                 86,312             717,778
   Amec P.L.C.                                                          20,420             100,316
   Amvescap P.L.C.                                                      72,635             487,298
   Antofagasta P.L.C.                                                   18,852             311,463
   Arm Holdings P.L.C.                                                  81,867             176,150
   Arriva P.L.C.                                                        14,532             103,890
   Associated British Foods P.L.C.                                     105,111           1,234,381
   Associated British Ports Holdings P.L.C.                             25,743             206,433
   Aviva P.L.C.                                                        181,082           1,767,893
 * AWG P.L.C.                                                           11,429             128,663
   BAA P.L.C.                                                           85,607             854,008
   BAE Systems P.L.C.                                                  244,805             923,606
   Balfour Beatty P.L.C.                                                31,669             145,027
   Barclays P.L.C.                                                     518,582           4,529,560
   Barratt Developments P.L.C.                                          18,632             196,042
   BBA Group P.L.C.                                                     33,869             157,722
   Bellway P.L.C.                                                        8,267             114,434
   Berkeley Group P.L.C.                                                10,535             178,027
   BG Group P.L.C.                                                     282,618           1,721,754
   BHP Billiton P.L.C.                                                 197,451           1,662,400
   BOC Group P.L.C.                                                     37,915             619,229
   Boots Group P.L.C.                                                   61,958             746,330
   BP Amoco P.L.C.                                                   1,755,679          15,336,949
   BPB P.L.C.                                                           38,502             274,542
   Bradford & Bingley P.L.C.                                            50,958             259,587
   Brambles Industries P.L.C.                                           56,451             219,350
 * British Airways P.L.C.                                              144,628             672,133
   British American Tobacco P.L.C.                                     215,156           3,154,686
   British Land Co. P.L.C.                                              38,039             467,343
   British Sky Broadcasting Group P.L.C.                               224,474           2,521,164
   Brixton P.L.C.                                                       18,052              96,044
   BT Group P.L.C.                                                     687,240           2,307,637
 * BTG P.L.C.                                                            5,600              11,712
   Bunzl P.L.C.                                                         35,893             301,705
 * Cable and Wireless P.L.C.                                           190,789             431,393
   Cadbury Schweppes P.L.C.                                            165,347           1,406,588
 * Cairn Energy P.L.C.                                                  12,046             233,422
 * Canary Wharf Group P.L.C.                                            40,100             217,648
   Capita Group P.L.C.                                                  52,090             295,620
   Carnival P.L.C.                                                      16,498             740,408
   Carpetright P.L.C.                                                    3,639              66,346
   Carphone Warehouse Group P.L.C.                                      74,224             187,104
   Cattles P.L.C.                                                       24,078             144,612
 * Celltech P.L.C.                                                      22,212             221,556
   Centrica P.L.C.                                                     341,281           1,332,076
   Close Brothers Group P.L.C.                                          10,800             159,099
   Cobham P.L.C.                                                         8,902     $       222,156
   Collins Stewart Tullett P.L.C.                                       17,814             143,559
 * Colt Telecom Group P.L.C.                                           171,894             264,807
   Compass Group P.L.C.                                                172,356           1,076,284
   Computacenter P.L.C.                                                  9,463              67,666
 * Cookson Group P.L.C.                                                130,539             103,732
 * Corus Group P.L.C.                                                  328,172             203,433
   Davis Service Group P.L.C.                                           15,000             100,813
   De la Rue P.L.C.                                                     12,250              73,161
   Diageo P.L.C.                                                       242,323           3,216,108
   Dixons Group P.L.C.                                                 155,894             435,407
 * Easyjet P.L.C.                                                       36,683             133,889
 * Egg P.L.C.                                                           44,910             132,460
   Electrocomponents P.L.C.                                             33,949             220,347
   Emap P.L.C.                                                          20,531             286,337
   EMI Group P.L.C.                                                     61,510             246,846
   Enterprise Inns P.L.C.                                               27,237             306,458
   First Choice Holidays P.L.C.                                         31,231              68,558
   Firstgroup P.L.C.                                                    32,236             162,991
   FKI P.L.C.                                                           39,662              80,632
   Friends Provident P.L.C.                                            140,267             355,540
   Galen Holdings P.L.C.                                                17,950             238,436
   Gallaher Group P.L.C.                                                52,359             640,575
 * General Electric Co.                                                 22,898             710,406
   GKN P.L.C.                                                           57,264             240,851
   Glaxosmithkline P.L.C.                                              474,682           9,932,322
   Great Portland Estates P.L.C.                                        13,760              66,239
   Great Universal Stores P.L.C.                                        81,129           1,207,797
   Hammerson P.L.C.                                                     20,700             256,768
   Hanson P.L.C.                                                        58,957             450,214
   Hays P.L.C.                                                         140,670             318,714
   HBOS P.L.C.                                                         308,670           4,044,215
 * HHG P.L.C.                                                          284,569             224,349
   Hilton Group P.L.C.                                                 123,435             600,457
   HSBC Holdings P.L.C.                                                879,895          13,050,087
   ICAP P.L.C.                                                          57,946             301,495
   IMI P.L.C.                                                           28,268             190,626
   Imperial Chemical Industries P.L.C.                                  95,296             381,164
   Imperial Tobacco Group P.L.C.                                        58,335           1,295,985
   Inchcape P.L.C.                                                       6,503             187,873
   Intercontinental Hotels Group P.L.C.                                 57,738             553,478
 * International Power P.L.C.                                           86,376             230,036
 * Intertek Group P.L.C.                                                11,060             109,790
 * Invensys P.L.C.                                                     407,608             121,362
   Isoft Group P.L.C.                                                   19,129             135,663
   ITV P.L.C.                                                          285,888             622,441
 * ITV P.L.C. Convertible Shares                                         7,428               9,942
   Jardine Lloyd Thompson Group P.L.C.                                  18,114             155,728
   Johnson Matthey P.L.C.                                               17,203             279,605
   Johnston Press P.L.C.                                                26,959             270,193
   Kelda Group P.L.C.                                                   29,200             263,323
   Kesa Electricals P.L.C.                                              32,274             168,268
   Kidde P.L.C.                                                         59,000             122,991
   Kingfisher P.L.C.                                                   186,504             977,652
   Land Securities Group P.L.C.                                         36,335             778,866
   Legal and General Group P.L.C.                                      524,402             855,166

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Liberty International P.L.C.                                         30,108     $       408,471
   Lloyds TSB Group P.L.C.                                             459,645           3,626,343
   Logicacmg P.L.C.                                                     33,214             113,996
   Lonmin P.L.C.                                                        11,312             197,806
   Man Group P.L.C.                                                     27,385             820,778
   Manchester United P.L.C.                                             12,673              56,070
 * Marconi Corp. P.L.C.                                                 15,946             190,148
   Marks & Spencer Group P.L.C.                                        179,849           1,185,293
 * Matalan P.L.C.                                                       16,817              56,183
   Meggitt P.L.C.                                                       22,329             102,830
   MFI Furniture Group P.L.C.                                           43,800             119,980
   Millennium and Copthorne Hotels P.L.C.                               19,218             111,540
   Misys P.L.C.                                                         43,945             167,700
   Mitchells & Butlers P.L.C.                                           41,579             197,658
 * MM02 P.L.C.                                                         613,859           1,098,652
   Morrison (Wm.) Supermarkets P.L.C.                                  232,964             975,482
*# My Travel Group P.L.C.                                               22,000               3,524
   National Express Group P.L.C.                                        11,282             144,153
   National Grid Group P.L.C.                                          247,008           1,959,476
   Next P.L.C.                                                          20,660             525,069
   Northern Foods P.L.C.                                                37,322             105,906
   Northern Rock P.L.C.                                                 32,854             436,411
   Novar P.L.C.                                                         31,464              72,096
   Ocean Group P.L.C.                                                   23,727             307,112
   Pearson P.L.C.                                                       63,897             777,773
   Peninsular & Oriental Steam Navigation P.L.C.                        53,886             211,835
   Pennon Group P.L.C.                                                   9,163             123,733
   Persimmon P.L.C.                                                     23,227             255,847
   Pilkington P.L.C.                                                   115,030             190,695
   Premier Farnell P.L.C.                                               25,039             111,100
   Provident Financial P.L.C.                                           17,113             199,304
   Prudential Corp. P.L.C.                                             160,312           1,318,172
 * Punch Taverns, Ltd.                                                  19,772             186,003
   RAC P.L.C.                                                            8,737             106,201
   Rank Group P.L.C.                                                    47,588             267,811
   Reckitt Benckiser P.L.C.                                             65,675           1,780,561
   Reed International P.L.C.                                           101,697             979,650
   Rentokill Initial P.L.C.                                            145,356             391,163
   Reuters Holdings Group P.L.C.                                       111,737             745,544
   Rexam P.L.C.                                                         43,852             354,989
   Rio Tinto P.L.C.                                                     84,341           2,029,587
   RMC Group P.L.C.                                                     20,763             208,954
   Rolls Royce Group P.L.C.                                            143,381             593,690
 * Rolls Royce Group P.L.C.                                          6,007,200              11,014
   Royal & Sun Alliance Insurance Group P.L.C.                         215,936             320,569
   Royal Bank of Scotland Group P.L.C.                                 248,949           7,524,576
   Sabmiller P.L.C.                                                     97,983           1,184,117
   Sage Group P.L.C.                                                   104,202             338,210
   Sainsbury (J.) P.L.C.                                               201,257           1,004,677
   Schroders P.L.C.                                                     27,720             307,973
   Scottish & Newcastle P.L.C.                                          78,609             614,853
   Scottish Hydro-Electric P.L.C.                                       68,595             870,529
   Scottish Power P.L.C.                                               148,763           1,078,520
   Securicor P.L.C.                                                     35,700              78,920
   Serco Group P.L.C.                                                   32,613             120,867
   Severn Trent P.L.C.                                                  27,608             408,877
   Shell Transport & Trading Co., P.L.C.                               771,058           5,556,283
 * Shire Pharmaceuticals Group P.L.C.                                   37,357             339,373
   Signet Group P.L.C.                                                 134,651             290,609
   Slough Estates P.L.C.                                                31,300     $       246,391
   Smith & Nephew P.L.C.                                                73,281             770,584
   Smith (W.H.) P.L.C.                                                  18,540             121,640
   Smiths Industries P.L.C.                                             43,759             559,394
   Somerfield P.L.C.                                                    37,078              97,458
 * Spirent P.L.C.                                                       72,279              85,439
   SSL International P.L.C.                                             12,000              70,109
   Stagecoach Holdings P.L.C.                                           93,831             141,078
   Standard Chartered P.L.C.                                           105,639           1,744,426
   Tate & Lyle P.L.C.                                                   43,737             242,197
   Taylor Nelson AGB P.L.C.                                             30,623             113,192
   Taylor Woodrow P.L.C.                                                43,614             202,843
   Tesco P.L.C.                                                        614,199           2,803,361
 * TI Automotive P.L.C. Series A                                        18,000                   0
   Tomkins P.L.C.                                                       60,314             287,485
   Travis Perkins P.L.C.                                                 9,101             223,740
   Trinity Mirror P.L.C.                                                23,499             267,350
   Unilever P.L.C.                                                     244,455           2,322,184
   United Business Media P.L.C.                                         25,000             202,704
   United Utilities P.L.C.                                              58,301             579,979
   Viridian Group P.L.C.                                                 9,554             103,233
   Vodafone Group P.L.C.                                             5,367,560          12,650,813
   Whitbread P.L.C.                                                     23,799             348,938
   William Hill P.L.C.                                                  32,901             327,066
   Wilson Bowden P.L.C.                                                  8,193             155,566
   Wimpey (George) P.L.C.                                               30,536             206,209
   Wolseley P.L.C.                                                      45,455             683,135
   WPP Group P.L.C.                                                     94,636             942,826
   Xstrata P.L.C.                                                       76,145             963,094
   Zeneca Group P.L.C.                                                 134,465           6,243,049
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $158,308,824)                                                                  176,427,506
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.6%)
 * British Pound Sterling
    (Cost $5,026,893)                                                                    5,018,287
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $163,335,717)                                                                  181,445,793
                                                                                   ---------------
JAPAN -- (18.9%)
COMMON STOCKS -- (18.6%)
   Acom Co., Ltd.                                                        7,500             502,924
   Aderans Co., Ltd.                                                     1,900              39,634
   Advantest Corp.                                                       6,370             450,813
   AEON Co., Ltd.                                                       22,400             938,977
   Aeon Credit Service, Ltd.                                             2,700             177,308
   Aiful Corp.                                                           6,600             646,148
   AIOI Insurance Co., Ltd.                                             33,000             143,574
   Aisin Seiki Co., Ltd.                                                17,400             322,614
   Ajinomoto Co., Inc.                                                  35,000             402,293
   Alfresa Holdings Corp.                                                  700              33,694
 # All Nippon Airways Co., Ltd.                                         92,000             282,256
   Alps Electric Co., Ltd.                                               9,000             113,594
   Amada Co., Ltd.                                                      22,000             125,140
   Amano Corp.                                                           3,000              24,128
 # Anritsu Corp.                                                         6,000              37,577
   Aoyama Trading Co., Ltd.                                              2,600              60,411
   Ariake Japan Co., Ltd.                                                1,210              32,962
   Arisawa Manufacturing Co., Ltd.                                         600              26,837
   Asahi Breweries, Ltd.                                                27,000             284,563
   Asahi Glass Co., Ltd.                                                82,000             866,820

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Asahi Kasei Corp.                                                    75,000     $       369,106
   Asatsu-Dk, Inc.                                                       2,600              67,208
 * Ashikaga Financial Group, Inc.                                       41,000                 371
   Autobacs Seven Co., Ltd.                                              1,800              50,821
   Avex Inc.                                                             1,000              16,123
   Awa Bank, Ltd.                                                        5,000              28,718
   Bandai Co., Ltd.                                                      5,000             124,164
   Bank of Kyoto, Ltd.                                                  10,000              65,943
   Bank of Yokohama, Ltd.                                               60,000             342,809
   Bellsystem24, Inc.                                                      170              37,344
   Benesse Corp.                                                         5,000             151,962
   Bridgestone Corp.                                                    55,000             917,873
   Brother Industries, Ltd.                                             13,000             119,048
   C&S Co., Ltd.                                                         2,800              63,854
   Calsonic Corp.                                                        4,000              27,145
   Canon, Inc.                                                          49,000           2,419,819
   Capcom Co., Ltd.                                                      2,000              20,487
   Casio Computer Co., Ltd.                                             14,000             186,593
   Central Glass Co., Ltd.                                              10,000              74,666
   Central Japan Railway Co.                                               181           1,457,986
   Chiba Bank, Ltd.                                                     44,000             253,206
   Chubu Electric Power Co., Ltd.                                       41,200             858,876
   Chugai Pharmaceutical Co., Ltd.                                      42,000             636,144
   Chugoku Bank, Ltd.                                                    6,000              60,650
   Chugoku Electric Power Co., Ltd.                                     22,100             371,908
   Citizen Watch Co., Ltd.                                              15,000             156,770
   Coca-Cola West Japan Co., Ltd.                                        3,600              86,913
   Comsys Holdings Corp.                                                 5,000              37,096
   Cosmo Oil Co., Ltd.                                                  14,000              34,226
   Credit Saison Co., Ltd.                                               8,900             253,597
   CSK Corp.                                                             3,600             139,210
   Dai Nippon Ink & Chemicals, Inc.                                     37,000              84,035
   Dai Nippon Pharmaceutical Co., Ltd.                                   4,000              30,315
   Dai Nippon Printing Co., Ltd.                                        46,000             703,554
 # Dai Nippon Screen Mfg. Co., Ltd.                                     11,000              68,670
   Daicel Chemical Industries, Ltd.                                     19,000              82,608
   Daido Steel Co., Ltd.                                                11,000              26,393
*# Daiei, Inc.                                                          12,000              35,550
   Daifuku Co., Ltd.                                                     3,000              13,823
   Daihatsu Motor Co., Ltd.                                             20,000             117,602
 # Dai-Ichi Pharmaceutical Co., Ltd.                                    14,400             238,249
   Daikin Industries, Ltd.                                              14,000             331,516
   Daimaru, Inc.                                                        12,000             105,291
   Daishi Bank, Ltd.                                                     8,000              27,477
   Daito Trust Construction Co., Ltd.                                    8,300             298,653
   Daiwa House Industry Co., Ltd.                                       30,000             338,677
   Daiwa Securities Co., Ltd.                                           74,000             516,545
   Denki Kagaku Kogyo KK                                                22,000              69,487
   Denso Corp.                                                          67,700           1,452,863
   Dentsu, Inc.                                                            166             429,387
 * Disco Corp.                                                             500              22,531
   Dowa Mining Co., Ltd.                                                16,000              88,312
   East Japan Railway Co.                                                  235           1,214,356
   Ebara Corp.                                                          13,000              58,473
   Elsai Co., Ltd.                                                      18,600             483,700
   Ezaki Glico Co., Ltd.                                                 3,000              21,331
   Familymart Co., Ltd.                                                  5,200             152,091
   Fanuc, Ltd.                                                          17,800           1,040,257
   Fast Retailing Co., Ltd.                                              8,100             580,586
   Fuji Electric Co., Ltd.                                              40,000              98,385
   Fuji Heavy Industries                                                37,000             182,428
   Fuji Oil Co., Ltd.                                                    1,900     $        22,155
   Fuji Photo Film Co., Ltd.                                            28,000             832,251
   Fuji Soft ABC, Inc.                                                   1,000              33,797
   Fuji Television Network, Inc.                                           124             282,562
   Fujikura, Ltd.                                                       17,000              81,371
   Fujisawa Pharmaceutical Co., Ltd.                                    19,500             431,552
   Fujitsu Support & Service, Inc.                                       2,000              36,142
   Fujitsu, Ltd.                                                       122,000             823,924
 # Fukuoka Bank, Ltd.                                                   30,000             155,361
   Funai Electric Co., Ltd.                                              2,100             289,323
 * Furukawa Electric Co., Ltd.                                          30,000             111,446
   Futaba Industrial Co., Ltd.                                           1,400              21,662
   Glory, Ltd.                                                           1,600              22,659
   Gunma Bank, Ltd.                                                     25,000             115,023
   Gunze, Ltd.                                                           8,000              38,169
   Hachijuni Bank, Ltd.                                                 26,000             155,460
 * Hamamatsu Photonics K.K.                                              1,400              24,269
 * Hankyu Corp.                                                         45,000             173,437
   Hankyu Department Stores, Inc.                                       10,000              88,536
   Hanshin Electric Railway Co., Ltd.                                    7,000              22,722
   Higo Bank, Ltd.                                                       5,000              28,719
   Hikari Tsushin, Inc.                                                  2,700             107,760
   Hino Motors, Ltd.                                                    32,000             192,668
   Hirose Electric Co., Ltd.                                             2,100             229,734
   Hiroshima Bank, Ltd.                                                 30,000             133,727
   Hitachi Cable, Ltd.                                                  18,000              80,868
   Hitachi Chemical Co., Ltd.                                           10,500             177,964
 # Hitachi Construction Machinery Co., Ltd.                              8,000              95,325
   Hitachi High-Technologies Corp.                                       6,400              88,886
 * Hitachi Information Systems, Ltd.                                       900              28,320
   Hitachi Metals, Ltd.                                                  5,000              23,876
   Hitachi Software Engineering Co., Ltd.                                3,000              62,268
 * Hitachi Zosen Corp.                                                  20,000              31,662
   Hitachi, Ltd.                                                       198,000           1,356,892
   Hokkaido Electric Power Co., Inc.                                    10,800             179,934
   Hokkoku Bank, Ltd.                                                    9,000              43,096
   Hokuetsu Paper Mills, Ltd.                                            4,000              21,465
   Hokugin Financial Group, Inc.                                        51,000             103,361
   Hokuriku Electric Power Co., Inc.                                    10,700             175,154
   Honda Motor Co., Ltd.                                                60,600           2,609,772
 * Hosiden Corp.                                                         1,900              23,881
   House Foods Corp.                                                     4,000              51,457
   Hoya Corp.                                                            6,500             670,874
   Hyakugo Bank, Ltd.                                                    5,000              29,744
   Hyakujishi Bank, Ltd.                                                 8,000              49,499
   Ibiden Co., Ltd.                                                      4,200              56,634
   Isetan Co., Ltd.                                                     10,000             134,999
   Ishihara Sangyo Kaisha, Ltd.                                         12,000              23,528
 * Ishikawajima-Harima Heavy Industries Co., Ltd.                       58,000              82,691
 * Isuzu Motors, Ltd.                                                   18,000              42,449
   ITO EN, Ltd.                                                          2,200              94,608
 * Itochu Corp.                                                         82,000             336,206
   Itochu Techno-Science Corp.                                           3,000             116,848
   Ito-Yokado Co., Ltd.                                                 23,000             933,435
   Iyo Bank, Ltd.                                                        9,000              60,441
   Izumi Co., Ltd.                                                       1,000              24,401
*# Japan Airlines System Corp.                                         156,000             454,464
   Japan Aviation Electronics Industry, Ltd.                             2,000              23,124

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   JFE Holdings, Inc.                                                   35,200     $       761,672
   JGC Corp.                                                            12,000             100,676
   Joyo Bank, Ltd.                                                      48,000             189,116
   Jsr Corp., Tokyo                                                     15,400             327,550
   Juroku Bank, Ltd.                                                    12,000              50,718
   Kagoshima Bank, Ltd.                                                  4,000              22,422
   Kajima Corp.                                                         57,000             186,213
   Kaken Pharmaceutical Co., Ltd.                                        3,000              16,327
   Kamigumi Co., Ltd.                                                   14,000              92,021
 * Kanebo, Ltd.                                                         19,000              15,287
   Kaneka Corp.                                                         17,000             156,916
 * Kankaku Securities Co., Ltd.                                         34,000              78,330
   Kansai Electric Power Co., Inc.                                      65,200           1,142,713
   Kansai Paint Co., Ltd., Osaka                                         6,000              35,302
   Kao Corp.                                                            33,000             771,757
   Katokichi Co., Ltd.                                                   2,000              35,274
 # Kawasaki Heavy Industries, Ltd.                                      67,000             100,072
 # Kawasaki Kisen Kaisha, Ltd.                                          30,000             138,130
   KDDI Corp.                                                              257           1,496,407
 # Keihin Electric Express Railway Co., Ltd.                            24,000             142,820
   Keio Electric Railway Co., Ltd.                                      34,000             179,838
 * Keisei Electric Railway Co., Ltd.                                     7,000              23,701
   Keyence Corp.                                                         3,000             692,837
   Kikkoman Corp.                                                        9,000              72,534
   Kinden Corp.                                                         14,000              77,935
   Kinki Nippon Railway Co., Ltd.                                       86,280             317,155
   Kirin Brewery Co., Ltd.                                              60,000             570,179
   Kissei Pharmaceutical Co., Ltd.                                       1,000              21,363
 * Kobayashi Pharmaceutical Co., Ltd.                                      900              23,938
   Kobe Steel, Ltd.                                                    146,000             213,130
 * Koei Co., Ltd.                                                          800              19,834
   Kokuyo Co., Ltd.                                                      6,000              73,090
   Komatsu, Ltd.                                                        55,000             331,215
 * Komeri Co., Ltd.                                                      1,100              31,230
   Komori Corp.                                                          4,000              58,940
   Konami Co., Ltd.                                                      6,200             137,719
   Konica Corp.                                                         32,000             433,182
   Kose Corp.                                                            1,650              56,383
 # Koyo Seiko Co.                                                        9,000              91,192
   Kubota Corp.                                                         88,000             407,172
   Kuraray Co., Ltd.                                                    20,000             150,315
   Kuraya Sanseido, Inc.                                                 2,600              38,905
   Kurita Water Industries, Ltd.                                         7,000              89,155
   Kyocera Corp.                                                        10,700             895,258
   Kyowa Exeo Corp.                                                      5,000              32,821
   Kyowa Hakko Kogyo Co., Ltd.                                          23,000             150,438
   Kyushu Electric Power Co., Inc.                                      26,500             455,883
   Lawson Inc.                                                           5,400             197,954
   Lion Corp.                                                            7,000              40,350
 # Lopro Corp.                                                           2,100              12,780
   Mabuchi Motor Co., Ltd.                                               2,600             174,468
   Makita Corp.                                                          7,000              98,239
   Marubeni Corp.                                                       72,000             164,210
   Marui Co., Ltd.                                                      19,000             253,314
   Matsumotokiyoshi Co., Ltd.                                            2,400              65,709
   Matsushita Electric Industrial Co., Ltd.                            144,188           2,000,059
   Matsushita Electric Works, Ltd.                                      27,000             225,335
 # Mazda Motor Corp.                                                    58,000             187,959
   Meiji Dairies Corp.                                                  16,000              78,617
   Meiji Seika Kaisha, Ltd. Tokyo                                       17,000     $        68,951
   Meitec Corp.                                                          1,800              63,022
   Millea Holdings, Inc.                                                    99           1,282,446
   Minebea Co., Ltd.                                                    18,000              79,080
   Mitsubishi Chemical Corp.                                           132,000             311,523
   Mitsubishi Corp.                                                     91,000             899,060
   Mitsubishi Electric Corp.                                           130,000             641,791
   Mitsubishi Estate Co., Ltd.                                          84,000           1,034,189
   Mitsubishi Gas Chemical Co., Inc.                                    27,000             101,526
   Mitsubishi Heavy Industries, Ltd.                                   178,000             465,667
   Mitsubishi Logistics Corp.                                            7,000              61,026
   Mitsubishi Materials Corp.                                           50,000              95,619
*# Mitsubishi Motors Corp.                                              61,000             120,268
 # Mitsubishi Paper Mills, Ltd.                                         13,000              19,563
 # Mitsubishi Pharma Corp.                                              25,000             262,308
   Mitsubishi Rayon Co., Ltd.                                           30,000             104,931
   Mitsubishi Securities Co., Ltd.                                      21,000             248,969
   Mitsubishi Tokyo Financial Group, Inc.                                  456           3,939,324
   Mitsui & Co., Ltd.                                                   96,000             730,350
   Mitsui Chemicals, Inc.                                               44,000             213,424
   Mitsui Engineering and Shipbuilding Co., Ltd.                        36,000              60,884
   Mitsui Fudosan Co., Ltd.                                             41,000             465,534
   Mitsui Marine & Fire Insurance Co., Ltd.                             82,790             737,114
   Mitsui Mining and Smelting Co., Ltd.                                 26,000             102,918
   Mitsui O.S.K. Lines, Ltd.                                            74,000             350,934
   Mitsui Trust Holdings                                                51,000             339,482
   Mitsukoshi, Ltd.                                                     23,000             112,160
   Mitsumi Electric Co., Ltd.                                            3,700              37,869
   Mizuho Holdings, Inc.                                                   741           3,182,993
   Mori Seiki Co., Ltd.                                                  4,000              33,408
   Murata Manufacturing Co., Ltd.                                       12,700             755,950
   Musashino Bank, Ltd.                                                    600              21,676
 # Nagoya Railroad Co., Ltd.                                            40,000             144,075
   Namco, Ltd.                                                           2,200              55,228
   NEC Corp.                                                           112,000             821,212
   NEC Fielding, Ltd.                                                    1,800              48,574
   Net One Systems Co., Ltd.                                                13              52,302
 * Net One Systems Co., Ltd.                                                13              47,872
   NGK Insulators, Ltd.                                                 19,000             135,158
   NGK Spark Plug Co., Ltd.                                             11,000              98,975
   NHK Spring Co., Ltd.                                                  5,000              28,844
   Nichicon Corp.                                                        2,000              25,478
   Nichii Gakkan Co.                                                     1,760              81,154
   Nichirei Corp.                                                       13,000              41,638
   Nidec Corp.                                                           4,400             477,964
   Nikko Cordial Corp.                                                 130,000             679,794
   Nikon Corp.                                                          21,000             225,777
   Nintendo Co., Ltd., Kyoto                                             9,500             970,835
   Nippon Electric Glass Co., Ltd.                                       7,000             150,066
   Nippon Express Co., Ltd.                                             65,000             351,295
   Nippon Kayaku Co., Ltd.                                               9,000              45,677
   Nippon Light Metal Co., Ltd.                                         11,000              26,038
   Nippon Meat Packers, Inc., Osaka                                     10,000             108,883
   Nippon Mining Holdings, Inc.                                         41,500             191,669
   Nippon Mitsubishi Oil Corp.                                          81,000             460,336
   Nippon Sanso Corp.                                                   14,000              64,078
   Nippon Sheet Glass Co., Ltd.                                         20,000              66,195
   Nippon Shinpan Co., Ltd.                                              7,000              23,889
   Nippon Shokubai Co., Ltd.                                             9,000              65,924
   Nippon Steel Corp.                                                  414,000             838,992

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

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Nippon System Development Co., Ltd.                                     900     $        17,430
   Nippon Telegraph & Telephone Corp.                                    1,288           6,357,386
   Nippon Television Network Corp.                                         700             107,784
   Nippon Unipac Holding, Tokyo                                             57             278,536
   Nippon Yusen KK                                                      63,000             269,392
   Nipponkoa Insurance Co., Ltd.                                        42,000             241,573
   Nishimatsu Construction Co., Ltd.                                    10,000              33,959
 * Nishi-Nippon Railroad Co., Ltd.                                       8,000              24,567
   Nissan Chemical Industries, Ltd.                                     10,000              71,605
   Nissan Motor Co., Ltd.                                              346,700           3,517,006
   Nissay Dowa General Insurance Co., Ltd.                              13,000              65,314
   Nisshin Seifun Group, Inc.                                           12,000             110,312
   Nisshin Steel Co., Ltd.                                              39,000              78,657
   Nisshinbo Industries, Inc.                                            9,000              59,643
 * Nissho Iwai-Nichmen Holdings Corp.                                    4,000              21,304
   Nissin Food Products Co., Ltd.                                        6,000             145,845
   Nitto Denko Corp.                                                     9,200             497,905
   NOK Corp.                                                             9,000             321,808
   Nomura Research Institute, Ltd.                                       2,600             263,409
   Nomura Securities Co., Ltd.                                         110,000           1,686,068
   Noritake Co., Ltd.                                                    4,000              15,930
   NSK, Ltd.                                                            28,000             126,715
   NTN Corp.                                                            22,000             101,703
   NTT Data Corp.                                                          225             662,537
   NTT Docomo, Inc.                                                      3,227           6,062,934
   Obayashi Corp.                                                       38,000             181,392
   Obic Co., Ltd.                                                          500             101,506
   Odakyu Electric Railway Co., Ltd.                                    36,000             190,675
   Ogaki Kyoritsu Bank, Ltd.                                             8,000              43,151
   Oji Paper Co., Ltd.                                                  59,000             375,304
 * Okasan Securities Co., Ltd.                                           4,000              23,395
 * Oki Electric Industry Co., Ltd.                                      30,000             110,733
 # Okumura Corp.                                                        11,000              54,045
   Olympus Optical Co., Ltd.                                            14,000             252,132
   Omron Corp.                                                          13,000             287,928
   Ono Pharmaceutical Co., Ltd.                                          7,200             315,165
   Onward Kashiyama Co., Ltd.                                            8,000             129,010
   Oracle Corp. Japan                                                    9,900             485,281
 * Orient Corp.                                                         31,000              82,736
   Oriental Land Co., Ltd.                                               7,600             465,447
   Orix Corp.                                                            4,260             433,351
   Osaka Gas Co., Ltd.                                                 132,000             353,445
   OSG Corp.                                                             2,000              21,194
 * Otsuka Corp.                                                            700              32,235
   Paris Miki, Inc.                                                      1,900              41,208
 * Park24 Co., Ltd.                                                        700              21,081
   Pioneer Electronic Corp.                                              9,000             230,680
   Promise Co., Ltd.                                                     6,500             427,262
   Q.P. Corp.                                                            6,000              48,855
 * Resona Holdings, Inc.                                               845,000           1,452,994
   Ricoh Co., Ltd., Tokyo                                               43,000             833,967
   Rinnai Corp.                                                          1,100              33,419
   Rohm Co., Ltd.                                                        6,600             805,032
 * Ryoshoku, Ltd.                                                          800              24,125
 * Sagami Railway Co., Ltd.                                              9,000              26,851
   Saizeriya Co., Ltd.                                                   1,300              17,872
   San In Godo Bank, Ltd.                                                4,000              31,430
   Sanden Corp.                                                          7,000              40,398
   Sanken Electric Co., Ltd.                                             4,000              52,466
   Sankyo Co, Ltd.                                                       4,900             165,987
   Sankyo Co., Ltd.                                                     25,000     $       500,094
 # Sanrio Co., Ltd.                                                      3,000              35,843
   Santen Pharmaceutical Co., Ltd.                                       2,200              32,047
   Sanwa Shutter Corp.                                                   6,000              30,777
   Sanyo Electric Co., Ltd.                                            104,000             406,313
 # Sapporo Breweries, Ltd.                                              19,000              61,704
   Sapporo Hokuyo Holdings, Inc.                                             9              47,094
   Secom Co., Ltd.                                                      13,000             523,812
 * Sega Enterprises, Ltd.                                                9,200              92,706
 # Seibu Railway Co., Ltd.                                              25,000             316,436
   Seino Transportation Co., Ltd.                                        7,000              66,565
 * Seiyu, Ltd.                                                          28,000              97,100
   Sekisui Chemical Co., Ltd.                                           27,000             199,213
   Sekisui House, Ltd.                                                  44,000             458,332
   Seven-Eleven Japan Co., Ltd.                                         64,000           2,020,038
   Seventy-seven (77) Bank, Ltd.                                        20,000             117,886
   SFCG Co., Ltd.                                                          280              49,113
   Sharp Corp. Osaka                                                    65,000           1,100,035
   Shiga Bank, Ltd.                                                      5,000              24,809
   Shikoku Bank, Ltd.                                                    4,000              23,834
   Shikoku Electric Power Co., Inc.                                     13,200             225,432
   Shima Seiki Manufacturing Co., Ltd.                                     700              23,560
   Shimachu Co., Ltd.                                                    2,200              54,828
   Shimadzu Corp.                                                        6,000              30,922
   Shimamura Co., Ltd.                                                   1,700             135,205
   Shimano, Inc.                                                         6,600             155,881
   Shimizu Corp.                                                        38,000             158,915
   Shin-Etsu Chemical Co., Ltd.                                         23,600             827,058
   Shinko Securities Co., Ltd.                                          38,000             126,207
   Shionogi & Co., Ltd.                                                 19,000             310,420
   Shiseido Co., Ltd.                                                   21,000             248,593
   Shizuoka Bank, Ltd.                                                  42,000             342,281
   Showa Denko KK                                                       59,000             126,440
   Showa Shell Sekiyu KK                                                18,000             150,542
   Skylark Co., Ltd.                                                     5,000              95,411
   SMBC Friend Securities Co., Ltd.                                      6,000              28,362
   SMC Corp.                                                             4,300             459,590
 * Snow Brand Milk Products Co., Ltd.                                   12,000              39,306
 # Softbank Corp.                                                       23,200             887,315
 * Sohgo Security Services Co., Ltd.                                     2,100              26,414
   Sony Corp.                                                           51,800           1,906,056
   Square Enix Co., Ltd.                                                 3,900             100,080
   Stanley Electric Co., Ltd.                                            9,000             148,003
 * Sumisho Computer Systems Corp.                                          900              25,775
   Sumitomo Bakelite Co., Ltd.                                           9,000              59,847
   Sumitomo Chemical Co., Ltd.                                         106,000             497,308
   Sumitomo Corp.                                                       68,000             524,611
   Sumitomo Corporation's Leasing, Ltd.                                    900              30,862
   Sumitomo Electric Industries, Ltd.                                   44,000             423,281
   Sumitomo Forestry Co., Ltd.                                           6,000              61,781
 * Sumitomo Heavy Industries, Ltd.                                      31,000              79,627
   Sumitomo Metal Industries, Ltd. Osaka                               314,000             352,262
   Sumitomo Metal Mining Co., Ltd.                                      29,000             172,737
   Sumitomo Mitsui Financial Group, Inc.                                   250           1,785,159
   Sumitomo Osaka Cement Co., Ltd.                                      14,000              33,863
 * Sumitomo Real Estate Sales Co., Ltd.                                    600              24,800
   Sumitomo Realty & Development Co., Ltd.                              26,000             280,341
   Sumitomo Rubber                                                       6,000              49,914

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Sumitomo Trust & Banking Co., Ltd.                                   96,000     $       590,116
   Suruga Bank, Ltd.                                                    12,000              79,231
   Suzuken Co., Ltd.                                                     4,080             127,327
   Suzuki Motor Corp.                                                   32,900             535,659
 * T&D Holdings, Inc.                                                    5,900             247,157
   Taiheiyo Cement Corp.                                                45,000              98,289
   Taisei Corp.                                                         52,000             173,197
   Taisho Pharmaceutical Co., Ltd.                                      23,000             467,703
   Taiyo Yuden Co., Ltd.                                                 5,000              72,102
   Takara Shuzo Co., Ltd.                                               10,000              75,615
   Takashimaya Co., Ltd.                                                16,000             176,239
   Takeda Chemical Industries, Ltd.                                     49,000           2,036,715
 # Takefuji Corp.                                                       10,350             688,656
   Takuma Co., Ltd.                                                      2,000              12,949
*# TC Properties Co., Ltd.                                              45,300             246,737
   TDK Corp.                                                             7,400             519,527
   Teijin, Ltd.                                                         50,000             161,509
   Teikoku Oil Co., Ltd.                                                12,000              61,276
   Terumo Corp.                                                         10,500             247,672
   THK Co., Ltd.                                                         5,800             102,990
   TIS, Inc.                                                             2,000              79,629
   Tobu Railway Co., Ltd.                                               43,000             182,543
   Toda Corp.                                                           14,000              51,620
   Toho Co., Ltd.                                                        9,800             140,802
   Toho Gas Co., Ltd.                                                   19,000              63,457
   Tohuku Electric Power Co., Inc.                                      26,600             428,341
 * Tokai Rubber Industries, Ltd.                                         2,000              24,335
   Tokuyama Corp.                                                        5,000              21,375
   Tokyo Broadcasting System, Inc.                                      10,000             177,415
   Tokyo Electric Power Co., Ltd                                        79,600           1,702,382
   Tokyo Electron, Ltd.                                                 10,100             576,617
 # Tokyo Gas Co., Ltd.                                                 157,000             552,371
 * Tokyo Seimitsu Co., Ltd.                                                800              26,986
   Tokyo Steel Manufacturing Co., Ltd.                                   3,400              48,357
   Tokyo Style Co., Ltd.                                                 4,000              45,240
 # Tokyu Corp.                                                          59,000             290,525
 * Tokyu Land Corp.                                                      9,000              27,950
   TonenGeneral Sekiyu KK                                               24,000             203,755
   Toppan Printing Co., Ltd.                                            37,000             450,239
   Toray Industries, Inc.                                               72,000             331,440
   Toshiba Corp.                                                       180,000             773,677
   Tosoh Corp.                                                          30,000             103,501
   Tostem Inax Holding Corp.                                            20,240             414,753
   Toto, Ltd.                                                           19,000             204,171
   Toyo Seikan Kaisha, Ltd.                                             11,300             185,388
   Toyo Suisan Kaisha, Ltd.                                              5,000              60,419
   Toyobo Co., Ltd.                                                     37,000              87,044
   Toyoda Gosei Co., Ltd.                                                6,300             154,288
   Toyota Auto Body Co., Ltd.                                            1,800              27,410
   Toyota Industries Corp.                                              15,300             333,655
   Toyota Motor Credit Corp.                                           235,000           8,480,299
   Toyota Tsusho Corp.                                                  13,000             119,294
   Trans Cosmos, Inc.                                                    1,000              26,338
   Trend Micro Inc.                                                      8,000             301,186
 * Ube Industries, Ltd.                                                 37,000              54,602
   UFJ Holdings, Inc.                                                      343           1,712,536
   UFJ Tsubasa Securities Co. Ltd.                                      28,000             128,216
   Uni-Charm Corp.                                                       3,500             169,838
   Union Tool Co.                                                          800              28,220
   UNY Co., Ltd.                                                         9,000             111,128
   Ushio Inc.                                                            7,000             132,341
   USS Co., Ltd.                                                         1,400     $       112,717
   Victor Co. of Japan, Ltd.                                             6,000              70,521
   Vodafone Holdings KK                                                    164             446,266
   Wacoal Corp.                                                          7,000              74,220
   World Co., Ltd.                                                       2,000              63,573
 # Yakult Honsha Co., Ltd.                                               8,000             110,434
 # Yamada Denki Co., Ltd.                                                5,300             176,988
   Yamaguchi Bank, Ltd.                                                  7,000              71,358
   Yamaha Corp.                                                         11,000             167,098
   Yamaha Motor Co., Ltd.                                               15,000             214,919
   Yamanouchi Pharmaceutical Co., Ltd.                                  20,200             649,044
   Yamato Transport Co., Ltd.                                           24,000             341,338
   Yamazaki Baking Co., Ltd.                                             9,000              83,383
   Yaskawa Electric Corp.                                                8,000              51,465
   Yasuda Fire & Marine Insurance Co., Ltd.                             60,000             523,163
 # Yasuda Trust & Banking Co., Ltd.                                    208,000             411,095
   Yokogawa Electric Corp.                                              12,000             155,275
   Yokohama Rubber Co., Ltd.                                             7,000              25,747
   York-Benimaru Co., Ltd.                                                 800              22,901
   Zeon Corp.                                                            6,000              43,893
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $158,024,572)                                                                  150,988,104
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
    (Cost $2,441,305)                                                                    2,467,881
                                                                                   ---------------

TOTAL -- JAPAN
  (Cost $160,465,877)                                                                  153,455,985
                                                                                   ---------------

FRANCE -- (8.0%)
COMMON STOCKS -- (8.0%)
   Accor SA                                                             10,940             453,950
 # AGF (Assurances Generales de
     France SA)                                                         11,361             688,832
   Air France                                                           14,686             240,250
   Air Liquide SA                                                        5,550             973,540
   Air Liquide SA                                                       10,266           1,811,500
   Alcan, Inc.                                                           2,587             102,229
 * Alcatel SA                                                           71,900           1,036,072
 * Alstom SA                                                            40,620              46,690
   Arcelor SA                                                           29,800             500,100
 * Atos Origin                                                           4,218             248,323
 * Aventis                                                              44,765           3,554,401
   AXA                                                                  98,764           2,031,458
   BNP Paribas SA                                                       50,518           3,088,183
   Bollore Technologies SA                                                 203              62,209
   Bouygues                                                             21,845             753,697
 * Business Objects SA                                                   5,500             120,680
 * Cap Gemini SA                                                         7,550             289,581
   Carrefour                                                            40,100           1,958,722
   Casino Guichard Perrachon                                             7,609             664,848
   Cie Generale D'Optique Essilor
     Intenational SA                                                     5,570             345,753
   Clarins SA                                                              370              23,072
   Compagnie de Saint-Gobain                                            19,436             979,092
   Compagnie Francaise d'Etudes et
     de Construction Technip SA                                          1,790             241,150
   Dassault Systemes SA                                                  8,054             368,200
   Dior (Christian) SA                                                  11,036             698,793
   Eiffage SA                                                              942              73,293

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Euler-Hermes SA                                                       1,833     $       101,171
   Faurecia SA                                                             312              20,219
   Fimalac SA                                                              560              21,890
 # France Telecom SA                                                   202,365           4,889,626
   Gecina SA                                                             3,700             288,642
   Generale des Establissements Michelin SA Series B                     8,009             391,323
   Groupe Danone                                                         7,642           1,319,021
   Havas SA                                                             12,513              66,426
 * Hermes International SA                                               2,997             589,201
   Imerys SA                                                             1,000             227,498
 * JC Decaux SA                                                          9,528             203,418
   Klepierre SA                                                          1,862             128,138
   LaFarge SA                                                            9,716             833,066
   LaFarge SA Prime Fidelity                                             8,604             745,456
 # Lagardere S.C.A. SA                                                   7,700             470,346
   L'Oreal                                                              51,116           3,970,231
   LVMH (Louis Vuitton Moet Hennessy)                                   37,151           2,656,305
   Metropole Television SA                                               3,117              87,213
   Neopost SA                                                            1,118              63,403
   Pernod-Ricard SA                                                      3,950             494,674
   Peugeot SA                                                           14,309             808,056
   Pinault Printemps Redoute SA                                          8,640             903,333
   Publicis Groupe                                                      13,617             401,386
   Remy Cointreau SA                                                     1,518              50,686
   Renault SA                                                           18,294           1,363,211
   Rexel SA                                                              3,619             149,501
 * SA Des Galeries Lafayette                                               559             108,320
   Sagem SA                                                              2,048             224,440
   Sanofi Synthelabo                                                    55,603           3,680,703
   Schneider SA                                                         12,889             868,235
 * Scor SA                                                              28,551              41,835
   SEB SA Prime Fidelite 2002                                              764              85,917
   SEB SA Prime Fidelity                                                   990             111,222
   Societe BIC SA                                                        3,600             156,173
   Societe des Ciments de Francais                                         737              57,300
   Societe Generale d'Enterprise SA                                      4,640             445,642
   Societe Generale, Paris                                              24,826           2,105,734
   Societe Television Francaise 1                                       14,555             452,486
   Sodexho Alliance SA                                                   9,712             252,749
   Somfy Interational SA                                                   134              25,189
 # Ste des Autoroutes du Sud de la France                               19,738             753,313
   Stmicroelectronics NV                                                53,696           1,210,496
 # Suez (ex Suez Lyonnaise des Eaux)                                    56,220           1,094,851
   Thales SA                                                            13,084             461,738
   Thomson Multimedia                                                   15,000             286,223
   Total SA                                                             35,906           6,745,359
   Unibail SA                                                            2,500             248,738
   Valeo SA                                                              5,000             202,923
*# Veolia Environnement SA                                              26,535             710,143
 * Vivendi Universal SA                                                 59,936           1,529,557
 * Wanadoo SA                                                           43,078             419,616
 * Wendel Investissement                                                 3,203             151,900
   Zodiac SA                                                             4,460             144,946
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $59,763,136)                                                                    65,173,806
                                                                                   ---------------
SWITZERLAND -- (6.2%)
COMMON STOCKS -- (6.0%)
 * ABB, Ltd.                                                           153,897     $       862,658
 * Actelion, Ltd.                                                        1,600             175,795
 * Adecco SA                                                            16,373             788,292
   Baloise-Holding                                                       3,300             132,988
 * BKW FMB Energie AG                                                       90              38,808
 * Ciba Spezialitaetenchemie Holding AG                                  4,525             309,165
   Cie Financiere Richemont AG Series A                                 46,023           1,185,479
   Clariant AG                                                          15,571             214,972
 * Credit Swisse Group                                                  78,497           2,700,557
 * Fischer (Georg) AG, Schaffhausen                                        145              31,613
 * Forbo Holding AG, Eglisau                                               102              26,429
   Geberit AG                                                              274             176,430
 # Givaudan SA                                                             573             306,427
 # Holcim, Ltd.                                                         17,803             926,510
   Julius Baer Holding AG                                                  540             157,036
 * Kudelski SA                                                           3,084              94,509
   Kuehne & Nagel International AG                                       1,500             197,277
   Kuoni Reisen Holding AG                                                 180              71,474
 * Lindt & Spruengli AG                                                      7              77,698
 * Logitech International SA                                             3,319             153,293
   Lonza Group AG                                                        2,970             145,088
   Nestle SA, Cham und Vevey                                            26,340           6,857,764
   Nobel Biocare Holding AG                                              1,700             252,717
 # Novartis AG                                                         208,860           9,394,211
   Phonak Holding AG                                                     4,487             134,144
   Publicitas Holding SA, Lausanne                                         104              32,371
   Roche Holding AG Bearer                                              17,260           2,375,601
   Roche Holding AG Genusschein                                         45,853           4,829,271
   Schindler Holding AG                                                    210              60,066
   Schindler Holding AG                                                  1,030             314,126
 # Serono SA                                                             1,109             676,087
 # Societe Generale de Surveillance Holding SA                             770             444,043
   Straumann Holding AG                                                  1,000             207,067
   Sulzer AG, Winterthur                                                   165              41,094
 # Swatch Group AG                                                       2,692             375,609
 * Swiss Life AG                                                         2,140             269,743
 # Swiss Reinsurance Co., Zurich                                        21,255           1,319,433
 # Swisscom AG                                                           7,449           2,315,607
 * Syngenta AG                                                           7,449             590,903
 # Synthes, Inc.                                                        10,130           1,192,705
   Tecan Group AG                                                          627              26,776
 # The Swatch Group AG                                                  18,164             516,560
 # UBS AG                                                               77,901           5,590,760
 * Unaxis Holding AG                                                       912             103,285
   Valora Holding AG                                                       209              49,484
 * Zimmer Holdings, Inc.                                                 3,010             254,353
 * Zurich Financial SVCS AG                                              9,504           1,495,356
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $39,080,073)                                                                    48,491,634
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
 * Swiss Francs
    (Cost $1,225,916)                                                                    1,241,865
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Swiss Life Holdings AG
     Rights 06/02/04
     (Cost $0)                                                           1,380     $             0
                                                                                   ---------------
TOTAL -- SWITZERLAND
  (Cost $40,305,989)                                                                    49,733,499
                                                                                   ---------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
   Aachener und Muenchener Beteiligungs AG                                 596              43,017
   Adidas-Salomon AG                                                     2,400             284,395
 * Aixtron AG                                                            2,400              14,104
   Allianz AG                                                           22,867           2,390,586
   Altana AG                                                            11,010             716,347
   BASF AG                                                              31,350           1,606,578
   Bayer AG                                                             40,100           1,148,303
 # Bayerische Motorenwerke AG                                           44,192           1,875,896
 * Bayerische Vereinsbank AG                                            46,769             790,055
 # Beiersdorf AG                                                         7,703             870,744
   Commerzbank AG                                                       31,673             517,366
 # Continental AG                                                        7,400             333,098
 * D. Logistics AG                                                       1,200               2,542
   DaimlerChrysler AG                                                   56,252           2,503,585
 # Deutsche Bank AG                                                     31,988           2,517,999
 # Deutsche Boerse AG                                                    5,900             314,241
   Deutsche Lufthansa AG                                                30,202             433,678
   Deutsche Post AG                                                     98,718           1,982,253
 * Deutsche Telekom AG                                                 290,398           4,888,094
   Douglas Holding AG                                                    1,500              40,034
   E.ON AG                                                              37,998           2,647,377
 * Epcos AG                                                              2,800              56,825
 * Fraport AG                                                            3,274              94,674
 * Freenet.De AG                                                           854              78,372
   Fresenius Medical Care AG                                             5,195             384,298
   Gehe AG                                                               6,588             375,683
 * Hannover Rueckversicherungs AG                                        3,742             127,269
 * Heidelberger Druckmaschinen AG                                        2,678              84,886
   Heidelberger Zement AG                                                7,569             333,452
   Hochtief AG                                                           2,695              59,148
 * Hypo Real Estate Holding AG                                           6,387             179,544
 * Infineon Technologies AG                                             43,704             592,044
   Karstadt Quelle AG                                                    7,555             156,042
 # Linde AG                                                              7,404             383,412
   MAN AG                                                                8,122             300,011
   Medion AG                                                             2,346              88,925
   Merck KGAA                                                            2,700             150,552
*# Metro AG                                                             29,088           1,410,639
   MG Technologies AG                                                   11,945             155,452
 # Munchener Rueckversicherungs-Gesellschaft AG                         15,448           1,583,629
   Oldenburgische Landesbank AG                                            637              50,562
 # Preussag AG                                                           9,786             189,951
   Puma AG                                                                 800             194,765
   Rwe AG (Neu)                                                            800              31,294
   Rwe AG (NEU) Series A                                                29,611           1,302,004
 # SAP AG (Systeme Anwendungen
     Produkte in der Datenverarbeitung)                                 21,517           3,477,864
   Schering AG                                                          10,800             589,631
 * SGL Carbon AG                                                         1,750              16,780
   Siemens AG                                                           47,475           3,359,921
   Stada Arzneimittel AG                                                 1,121     $        58,007
   Suedzucker AG                                                        13,568             270,754
   ThyssenKrupp AG                                                      36,653             613,081
 * T-Online International AG                                            76,305             878,324
   United Internet AG                                                    1,321              33,164
   Volkswagen AG                                                        20,257             887,366
 * WCM Beteiligungs AG                                                  11,608              16,481
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $48,582,936)                                                                    44,485,098
                                                                                   ---------------
NETHERLANDS -- (3.9%)
COMMON STOCKS -- (3.9%)
   ABN-AMRO Holding NV                                                 122,634           2,612,136
   Aegon NV                                                            117,874           1,423,571
 * Air France                                                            2,614              42,466
   AKZO Nobel NV                                                        20,687             745,101
   Buhrmann NV                                                           6,020              57,363
   DSM NV                                                                7,868             388,534
   Elsevier NV                                                          57,907             807,817
 * Getronics NV                                                         27,590              76,293
 * Hagemeyer NV                                                         21,897              46,884
   Heineken Holding NV Series A                                         27,038             793,539
   Heineken NV                                                          56,719           1,874,693
 * Hunter Douglas NV                                                     3,502             163,215
   IHC Caland NV                                                         2,124             100,190
   ING Groep NV                                                        166,457           3,760,069
 * Koninklijke Ahold NV                                                145,070           1,134,825
   Koninklijke KPN NV                                                  199,776           1,453,124
 * Koninklijke Numico NV                                                12,248             389,125
   Koninklijke Philips Electronics NV                                   90,808           2,480,208
   Koninklijke Vendex KBB NV                                             5,978             111,200
 * Norit NV                                                             34,890             611,540
   Oce NV                                                                4,991              74,278
   Randstad Holdings NV                                                  8,050             211,474
   Royal Dutch Petroleum Co., Den Haag                                 143,761           7,191,425
   TNT Post Groep NV                                                    45,904           1,030,728
   Unilever NV                                                          39,438           2,591,402
   Vedior NV                                                            15,338             228,694
   VNU NV                                                               19,323             568,964
   Wolters Kluwer NV                                                    21,861             370,518
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $32,721,347)                                                                    31,339,376
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                          2,377               2,990
 * ING Groep NV Coupons 06/17/05                                       166,457                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $4,469)                                                                              2,990
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $32,725,816)                                                                    31,342,366
                                                                                   ---------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                          61,317             284,200
   AMP Limited                                                         111,330             442,508
   Ansell, Ltd.                                                         12,403              69,843
   APN News & Media, Ltd.                                               23,741              69,246
   Aristocrat Leisure, Ltd.                                             25,976              79,469
   Australand Property Group                                            30,781              35,790

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Australia & New Zealand Banking Group, Ltd.                         121,193     $     1,559,324
   Australian Gas Light Co.                                             31,475             264,612
   Australian Stock Exchange, Ltd.                                       5,600              61,366
   AWB, Ltd.                                                            15,115              52,837
   AXA Asia Pacific Holdings, Ltd.                                     139,317             337,403
   Bendigo Bank, Ltd.                                                    5,694              42,157
   BHP Billiton, Ltd.                                                  261,912           2,247,754
   BHP Steel Ltd                                                        51,941             229,657
 * Billabong International, Ltd.                                        10,606              62,337
   Boral, Ltd.                                                          36,452             152,438
   Brambles Industries, Ltd.                                            66,718             280,980
   Brickworks, Ltd.                                                      5,844              35,756
 * Burns, Philp & Co., Ltd.                                             90,152              40,508
   Caltex Australia, Ltd.                                               12,048              74,257
   Coca-Cola Amatil, Ltd.                                               35,542             180,045
   Cochlear, Ltd.                                                        3,100              45,330
   Coles Myer, Ltd.                                                     94,099             569,176
   Commonwealth Bank of Australia                                       87,566           2,050,990
   Computershare, Ltd.                                                  34,090              73,930
   CSL, Ltd.                                                            10,618             174,368
   CSR, Ltd.                                                            55,115              75,854
 * Davids Limited                                                       27,928              52,024
   Deutsche Office Trust                                                44,700              39,515
   Flight Centre, Ltd.                                                   4,194              52,790
   Foodland Associates, Ltd.                                             6,090              80,175
   Foster's Group, Ltd.                                                150,976             491,118
   Futuris Corp., Ltd.                                                  42,265              46,748
   General Property Trust                                               75,385             184,635
   Harvey Norman Holdings, Ltd.                                         91,545             178,160
   Iluka Resources, Ltd.                                                15,365              43,569
   Insurance Australiz Group, Ltd.                                     119,754             389,137
   James Hardies Industries NL                                          30,184             129,520
   John Fairfax Holdings, Ltd.                                          55,963             138,133
   Leighton Holdings, Ltd.                                              23,641             136,245
   Lend Lease Corp., Ltd.                                               31,264             224,042
   Lion Nathan, Ltd.                                                    43,600             205,274
   Macquarie Bank, Ltd.                                                 14,533             345,861
   Macquarie Infrastructure Group                                       69,634             156,484
   Mayne Group, Ltd.                                                    49,547             105,844
   Mirvac, Ltd.                                                         46,875             141,960
   National Australia Bank, Ltd.                                       106,524           2,276,671
   National Foods, Ltd.                                                  9,831              30,489
   Newcrest Mining, Ltd.                                                21,576             194,614
   News Corp., Ltd.                                                    158,899           1,459,558
   News Corp., Ltd. Pref Ordinary                                      284,248           2,414,182
   Onesteel, Ltd.                                                       36,779              58,978
   Orica, Ltd.                                                          17,659             184,413
   Origin Energy, Ltd.                                                  46,223             173,944
 * Oxiana, Ltd.                                                         52,556              31,130
   Paperlinx, Ltd.                                                      29,331             101,845
   Patrick Corp., Ltd.                                                  33,558             116,879
   Perpetual Trustees Australia, Ltd.                                    1,977              62,085
   Publishing and Broadcasting, Ltd.                                    60,779             534,981
   QBE Insurance Group, Ltd.                                            47,261             420,847
   Quantas Airways, Ltd.                                               163,543             400,387
   Rinker Group, Ltd.                                                   62,315             333,130
   Rio Tinto, Ltd.                                                      35,325             881,520
 * Rural Press, Ltd.                                                     5,203              27,966
   Santos, Ltd.                                                         38,543             186,416
 * Scigen                                                               11,443                 522
   Sigma Co., Ltd.                                                       7,216     $        39,120
   Sonic Healthcare, Ltd.                                               16,529             103,940
 * Sons of Gwalia, Ltd.                                                  7,201              13,834
 * Southcorp, Ltd.                                                      49,137             110,815
   St. George Bank, Ltd.                                                30,907             483,474
 * Stockland Trust Group                                                 1,070               3,993
   Stockland Trust Group                                                31,060             116,961
   Suncorp-Metway, Ltd.                                                 36,688             361,170
   Tab, Ltd.                                                            27,500              93,375
   Tabcorp Holdings, Ltd.                                               29,534             282,115
   Telstra Corp., Ltd.                                                 603,648           2,017,761
   Ten Network Holdings, Ltd.                                           17,535              35,911
   Toll Holdings, Ltd.                                                  19,556             149,255
   Transurban Group                                                     32,295             103,709
   Washington H. Soul Pattinson & Co., Ltd.                             10,671              47,205
   Wesfarmers, Ltd.                                                     24,851             500,669
   West Australian Newspapers Holdings, Ltd.                            10,881              51,267
   Westfield Holdings, Ltd.                                             37,309             388,868
 * Westfield Trust                                                          57                 169
   Westfield Trust                                                       2,312               7,013
   Westpac Banking Corp.                                               126,435           1,549,889
   WMC Resources, Ltd.                                                  75,345             248,221
   WMC, Ltd.                                                            75,646             286,789
   Woodside Petroleum, Ltd.                                             56,079             633,847
   Woolworths, Ltd.                                                     69,050             580,794
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $23,701,372)                                                                    30,834,090
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Australian Dollar
    (Cost $467,463)                                                                        472,133
                                                                                   ---------------
TOTAL -- AUSTRALIA
  (Cost $24,168,835)                                                                    31,306,223
                                                                                   ---------------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Acea SpA                                                              4,000              28,421
 * AEM SpA                                                              24,480              45,849
*# Alitalia Linee Aeree Italiane SpA Series A                           50,000              14,325
   Alleanza Assicurazioni SpA                                           43,804             479,196
   Assicurazioni Generali SpA, Trieste                                  58,514           1,516,664
 * Autogrill SpA, Novara                                                10,000             141,983
 * Banca Antoniana Popolare Veneta SpA                                   9,599             191,443
   Banca Fideuram SpA                                                   50,948             291,817
   Banca Monte Dei Paschi di Siena SpA                                 135,554             420,411
 * Banca Nazionale del Lavoro SpA                                      101,562             212,802
   Banca Popolare di Lodi Scarl                                          9,804              89,821
   Banca Popolare di Milano                                             14,520              85,453
   Banco Popolare di Verona e Novara SpA                                16,000             262,526
   Benetton Group SpA                                                    6,950              78,722
   Bulgari SpA                                                          13,000             125,702
   Capitalia SpA                                                       100,360             296,643
 # Cassa di Risparmio di Firenze SpA                                    21,455              36,802
 # Compagnia Assicuratrice Unipol SpA                                   11,382              44,424
   Credito Italiano                                                    327,819           1,532,769

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   E.Biscom SpA                                                          1,000     $        58,177
*# Edison SpA                                                          167,195             289,643
 # Eni SpA                                                             198,578           4,035,829
 # Ente Nazionale per L'Energia Elettrica SpA                          370,835           3,033,887
 * Fiat SpA                                                             39,286             278,277
 * Finecogroup SpA                                                      14,490              85,108
 # Finmeccanica SpA                                                    385,000             290,622
   Gruppo Editoriale L'espresso SpA                                     16,000              98,264
 # Intesabci SpA                                                       316,482           1,136,135
   Italcementi SpA                                                       6,680              83,581
 # Luxottica Group SpA                                                  24,655             399,314
   Mediaset SpA                                                         66,880             732,927
   Mediobanca SpA                                                       34,000             389,312
 # Mediolanum SpA                                                       33,000             222,156
   Mondadori (Arnoldo) Editore SpA                                      10,500             100,070
   Pirelli & Co. SpA                                                    93,332              95,767
   RAS SpA (Riunione Adriatica di Sicurta)                              38,672             693,268
   SAI SpA (Sta Assicuratrice Industriale), Torino                       3,906              86,897
   Saipem SpA                                                           16,937             154,273
   San Paolo-IMI SpA                                                    66,607             762,673
   Seat Pagine Gialle SpA                                                8,018               3,182
 * Seat Pagine Gialle SpA, Torino                                        3,041               1,290
   SNAM Rete Gas SpA                                                   105,674             444,900
   SNIA SpA                                                              9,248               2,786
   Societe Cattolica di Assicurazoni Scarl SpA                             934              36,287
 * Sorin SpA                                                            13,872              35,574
   Telecom Italia Mobile SpA                                           485,179           2,629,586
 # Telecom Italia SpA                                                  701,433           2,151,065
 * Tiscali SpA                                                          13,000              56,965
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $22,777,237)                                                                    24,283,588
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
    (Cost $43,047)                                                       3,000              12,827
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
    (Cost $0)                                                            1,677                 372
                                                                                   ---------------
TOTAL -- ITALY
  (Cost $22,820,284)                                                                    24,296,787
                                                                                   ---------------
SPAIN -- (2.8%)
COMMON STOCKS -- (2.8%)
   Acciona SA                                                            4,613             291,583
 # Acerinox SA                                                           3,500             191,804
 * Antena 3 Television                                                     898              45,629
 # Autopistas Concesionaria Espanola SA                                 37,894             638,828
 # Banco Bilbao Vizcaya SA                                             182,100           2,412,663
   Banco de Andalucia                                                      655              57,893
   Banco de Sabadell SA                                                 10,406             214,226
 # Banco de Valencia SA                                                  4,181              87,190
   Banco Pastor SA                                                       1,281              38,009
 # Banco Popular Espanol SA, Madrid                                     14,722             827,598
   Banco Santander Central Hispanoamerica SA                           271,784           2,888,095
   Bankinter SA                                                          3,867     $       144,643
   Cementos Portland SA                                                  1,338              80,262
 * Centros Comerciales Carrefour SA                                     20,065             386,964
 # Cia Espanola de Petroleous SA                                        10,942             361,073
   Compania de Distribucion Integral Logista SA                          1,457              46,762
*# Coporacion Financiera Reunida SA                                      6,070              65,427
   Corporacion Mapfre Compania Internacional de Reaseguros SA           12,760             145,206
   Ebro Puleva SA                                                        2,892              35,259
 * Enagas SA                                                            11,325             127,113
   Endesa SA, Madrid                                                    60,300           1,113,186
   Fomento de Construcciones y Contratas SA                              9,577             344,921
 * Gamesa Corporacion Technologica SA                                    3,024             135,615
 # Gas Natural SA, Buenos Aires                                         35,972             859,438
 # Grupo Ferrovial SA                                                   10,223             402,422
   Iberdrola SA                                                         51,300           1,034,950
   Iberia Lineas Aereas de Espana SA                                    57,296             164,560
   Indra Sistemas SA                                                     7,600              97,182
   Industria de Diseno Textil SA                                        51,131           1,175,582
 # Metrovacesa SA                                                        3,614             138,483
   OCP Construcciones SA, Madrid                                         7,622             372,022
   Promotora de Informaciones SA                                        13,866             239,702
   Red Electrica de Espana S.A.                                          6,151             101,948
   Repsol SA                                                            75,700           1,601,540
   Sociedad General de Aguas de Barcelona SA                             6,192             103,104
 * Sociedad General de Aguas de Barcelona SA                                61               1,024
 * Sogecable SA                                                          5,430             224,757
 # Sol Melia SA                                                          8,400              72,344
   Tabacalera SA                                                        15,900             486,536
 * Tele Pizza SA                                                         7,000              12,734
 # Telefonica de Espana SA                                             282,457           4,103,377
 # Telefonica Publicidad e Informacion SA                               23,179             160,049
   Union Fenosa SA                                                      19,200             409,593
 # Vallehermoso SA                                                      17,641             259,758
 # Zardoya Otis SA                                                       9,831             200,448
*# Zeltia SA                                                            10,500              76,366
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $18,314,874)                                                                    22,977,868
                                                                                   ---------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (1.9%)
 * Ainax AB                                                              1,922              53,962
   Alfa Laval AB                                                         7,600             117,372
   Assa Abloy AB Series B                                               20,500             237,744
   Atlas Copco AB Series A                                               9,300             343,347
   Atlas Copco AB Series B                                               3,600             122,519
   Axfood AB                                                             2,700              67,815
   Billerud AB                                                           3,200              49,816
 * Bostads AB Drott                                                      1,175              21,119
   Castellum AB                                                          2,200              51,893
 * Drott Series AB                                                       4,700              65,734
   Electrolux AB Series B                                               18,500             367,329
   Eniro AB                                                              8,200              64,408
   Gambro AB Series A                                                   15,300             138,024
   Gambro AB Series B                                                    5,200              46,202

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Getinge AB                                                           11,600     $       135,280
   Hennes & Mauritz AB Series B                                         57,900           1,433,926
   Hoganas AB Series B                                                   1,300              32,195
   Holmen AB Series B                                                    4,300             123,263
 * Lundin Petroleum AB                                                   9,000              51,527
 * Modern Times Group AB Series B                                        1,800              32,353
   Netcom AB Series B                                                    8,700             374,460
   Nordic Baltic Holdings AB                                           201,048           1,362,396
 * OMHEX AB                                                              6,500              86,239
   Sandvik AB                                                           16,700             567,170
   Scania AB                                                             4,000             123,357
   Scania AB Series B                                                    5,400             169,290
   Securitas AB Series B                                                20,900             258,050
   Skandia Insurance AB                                                 63,500             254,688
   Skandinaviska Enskilda Banken Series A                               53,100             765,653
   Skanska AB Series B                                                  19,500             162,968
   SSAB Swedish Steel Series A                                           3,500              58,546
   SSAB Swedish Steel Series B                                           1,400              22,660
   Svenska Cellulosa AB Series B                                        12,700             492,126
   Svenska Handelsbanken Series A                                       45,800             891,156
   Svenska Kullagerfabriken AB Series A                                  2,300              83,186
   Svenska Kullagerfabriken AB Series B                                  5,200             189,719
   Swedish Match AB (Frueher Svenska Taendsticks AB)                    20,400             215,211
   Tele2 AB Series A                                                       800              34,189
 * Telefon AB L.M. Ericsson Series B                                   950,800           2,658,934
 # Telia AB                                                            381,900           1,614,475
   Tietoenator Corp. AB                                                  3,400             100,829
   Trelleborg AB Series B                                                4,200              76,123
 # Volvo AB Series A                                                     8,900             277,542
 # Volvo AB Series B                                                    20,900             683,228
   WM-Data AB Series B                                                   8,500              18,969
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $13,843,369)                                                                    15,096,992
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
    (Cost $643,514)                                                                        647,648
                                                                                   ---------------
TOTAL -- SWEDEN
  (Cost $14,486,883)                                                                    15,744,640
                                                                                   ---------------
HONG KONG -- (1.3%)
COMMON STOCKS -- (1.3%)
   ASM Pacific Technology, Ltd.                                         12,000              47,890
   Bank of East Asia, Ltd.                                              64,910             184,206
   Cathay Pacific Airways, Ltd.                                        176,000             332,237
   Cheung Kong Holdings, Ltd.                                          105,600             793,150
   Cheung Kong Infrastructure Holdings, Ltd.                            99,000             240,040
   China Merchants Holdings (International) Co., Ltd.                   54,000              71,316
   China Unicom, Ltd.                                                  232,000             176,330
   CLP Holdings, Ltd.                                                  110,400             584,908
   CNOOC, Ltd.                                                         712,500             303,260
   Dah Sing Financial Holdings, Ltd.                                     3,600              24,187
   Esprit Holdings, Ltd.                                                54,541             237,325
   Giordano International, Ltd.                                         40,000              24,496
   Hang Lung Development Co., Ltd.                                      24,000              32,640
   Hang Lung Properties, Ltd.                                          113,500     $       147,677
   Hang Seng Bank, Ltd.                                                103,000           1,304,014
   Henderson Investment, Ltd.                                           72,000              84,964
   Henderson Land Development Co., Ltd.                                 97,000             417,942
 * Hong Kong and China Gas Co., Ltd.                                    51,000              80,526
   Hong Kong Electric Holdings, Ltd.                                    93,707             391,998
   Hong Kong Exchanges & Clearing, Ltd.                                 48,000              99,557
   Hopewell Holdings, Ltd.                                              38,000              66,099
   Hutchison Whampoa, Ltd.                                             218,500           1,477,411
   Hysan Development Co., Ltd.                                          41,242              66,380
   I-Cable Communications, Ltd.                                          9,854               3,786
   Johnson Electric Holdings, Ltd.                                     168,000             158,097
   Kerry Properties, Ltd.                                               18,000              29,122
   Kowloon Motor Bus Holdings, Ltd.                                      1,200               5,894
 * Legend Group, Ltd.                                                  174,000              54,657
   Li & Fung, Ltd.                                                     126,000             186,333
 * MTR Corp., Ltd.                                                      18,500              27,017
   New World Development Co., Ltd.                                     128,860              99,968
   NWS Holdings Ltd.                                                    27,000              32,198
 * PCCW, Ltd.                                                          235,265             159,917
   SCMP Group, Ltd.                                                     39,198              15,697
   Shangri-La Asia, Ltd.                                                99,872              98,111
   Sino Land Co., Ltd.                                                 180,644             105,354
   Smartone Telecommunications Holdings, Ltd.                           23,000              24,652
   Sung Hungkai Properties, Ltd.                                       118,706           1,007,851
   Swire Pacific, Ltd. Series A                                         42,500             274,021
   Techtronic Industries Co., Ltd.                                      28,000              84,287
   Television Broadcasts, Ltd.                                          20,000              87,987
   Texwinca Holdings, Ltd.                                              60,000              47,707
   Wharf Holdings, Ltd.                                                107,542             303,130
   Wheelock and Co., Ltd.                                               29,000              34,755
   Wing Hang Bank, Ltd.                                                  4,500              26,303
 # Yue Yuen Industrial (Holdings), Ltd.                                 69,000             171,914
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $10,956,855)                                                                    10,227,311
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
    (Cost $166,551)                                                                        166,537
                                                                                   ---------------
TOTAL -- HONG KONG
  (Cost $11,123,406)                                                                    10,393,848
                                                                                   ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
   Amer-Yhtymae Oyj Series A                                             1,500              76,996
 * Elisa Communications Corp.                                           10,063             125,447
   Fortum Oyj                                                           90,288           1,060,115
   KCI Konecranes International Oyj                                        700              24,185
   Kemira Oyj                                                            4,000              50,523
   Kesko Oyj                                                             6,400             126,002
   Kone Corp.                                                            5,140             296,022
   Metso Oyj                                                            10,444             127,906
   M-real Oyj Series B                                                   9,000              76,581
   Nokia Oyj                                                           342,121           4,686,868
   Nokian Renkaat Oyj                                                      500              46,203
   Orion-Yhtyma Oyj Series A                                               200               5,052
   Orion-Yhtyma Oyj Series B                                             2,000              50,850
   Outokumpu Oyj Series A                                               15,900             240,890

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Pohjola Group P.L.C. Series D                                         9,600     $        93,522
   Rautaruukki Oyj Series K                                              8,700              64,769
   Sampo Insurance Co., Ltd.                                            58,700             582,159
   Sanoma-Wsoy Oyj Series A                                              1,391              24,797
   Sanoma-Wsoy Oyj Series B                                             13,063             232,680
   Stora Enso Oyj Series R                                              67,900             880,090
   Tietoenator Corp.                                                     2,800              82,623
   Upm-Kymmene Oyj                                                      45,800             822,604
   Uponor Oyj Series A                                                   2,300              73,143
   Wartsila Corp. Oyj Series B                                           2,900              59,225
                                                                                   ---------------
TOTAL -- FINLAND
  (Cost $9,986,195)                                                                      9,909,252
                                                                                   ---------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
   AGFA-Gevaert NV, Mortsel                                              7,300             177,527
   Algemene Mij Voor Nijverheidskredit Almanij                           6,572             398,651
   Barco (New) NV                                                          400              34,950
   Bekaert SA                                                              700              40,451
   Cie Martime Belge SA                                                    300              28,204
   Cofinimmo SA                                                            200              25,644
   Colruyt SA Halle                                                      1,700             185,219
 * Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                 3,600             168,319
 # Dexia SA                                                             50,657             847,840
   D'Ieteren SA                                                            290              57,729
 # Electrabel SA                                                         2,900             945,514
   Exmar NV                                                                300              16,468
 # Fortis AG                                                            53,679           1,141,072
   Groupe Bruxelles Lambert                                              2,500             154,459
   Interbrew SA                                                         23,590             720,029
   KBC Bancassurance Holding SA                                         15,700             899,884
 * Mobistar SA                                                           2,500             156,404
   Omega Pharma SA                                                         500              24,185
   Solvay SA                                                             4,400             354,131
 # UCB SA                                                                7,600             353,722
 * Umicore-Strip VVPR                                                       55                  10
   Union Miniere SA                                                      1,155              70,118
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $6,205,870)                                                                     6,800,530
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                             200                   0
                                                                                   ---------------
TOTAL -- BELGIUM
  (Cost $6,205,870)                                                                      6,800,530
                                                                                   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Bang & Olufsen Holding A.S. Series B                                    290              16,864
   Carlsberg A.S. Series B                                               3,475             170,044
   Codan A.S.                                                              500              20,955
   Coloplast A.S. Series B                                                 970              94,284
   Dampskibsselskabet Svendborg A.S.                                       254           1,654,295
   Danisco A.S.                                                          2,450             116,113
   Danske Bank A.S.                                                     37,056             842,536
   DSV, De Sammensluttede Vognmaend A.S.                                   880              40,525
   East Asiatic Co., Ltd.                                                  900              39,974
 * FLS Industries                                                          890     $        12,054
   GN Great Nordic A.S.                                                  9,620              72,227
   Group 4 Falck A.S.                                                    3,480              80,626
   H. Lundbeck A.S.                                                     14,002             310,827
   ISS A.S.                                                              1,763              84,298
 * Jyske Bank A.S.                                                       1,330              70,123
   Koebenhavns Lufthavne                                                   280              39,715
   NKT Holding A.S.                                                      1,100              21,523
   Novo-Nordisk A.S. Series B                                           14,150             650,675
   Novozymes A.S. Series B                                               2,830             123,960
   Sydbank A.S.                                                            240              34,350
   Tele Danmark A.S.                                                    12,110             408,545
 * TK Development                                                          614               1,321
 * Topdanmark A.S.                                                       1,300              78,608
 * Vestas Wind Systems A.S.                                              4,400              58,650
 * Vestas Wind Systems A.S. Issue 04                                     1,466              19,015
 * William Demant Holding                                                3,260             120,615
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $4,396,887)                                                                      5,182,722
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $300,967)                                                                       303,474
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S. Rights 06/03/04
     (Cost $0)                                                               2                   3
                                                                                   ---------------
TOTAL -- DENMARK
  (Cost $4,697,854)                                                                      5,486,199
                                                                                   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allgreen Properties, Ltd.                                            41,000              22,901
 * Capitacommercial Trust                                               23,100              13,854
   Capitaland, Ltd.                                                    115,500              88,169
 * Chartered Semiconductor Manufacturing, Ltd.                         112,000              94,556
   City Developments, Ltd.                                              32,000              98,314
   Comfortdelgro Corp., Ltd.                                            81,000              54,323
   Creative Technology Co., Ltd.                                         3,000              30,155
   Cycle & Carriage, Ltd.                                                5,982              22,853
   DBS Group Holdings, Ltd.                                             75,000             620,736
   Fraser & Neave, Ltd.                                                 11,100              88,035
   Great Eastern Holdings, Ltd.                                         14,000              96,910
   Haw Par Brothers International, Ltd.                                  2,248               6,174
   Keppel Corp., Ltd.                                                   32,000             125,122
   Keppel Land, Ltd.                                                    22,000              21,457
 * MobileOne, Ltd.                                                      23,000              20,372
   Neptune Orient Lines, Ltd.                                           47,000              59,208
   Overseas Chinese Banking Corp., Ltd.                                 63,300             446,081
   Overseas Union Enterprise, Ltd.                                       6,000              23,753
   Parkway Holdings, Ltd.                                               20,000              13,547
   Sembcorp Industries, Ltd.                                            78,000              66,029
   Sembcorp Logistics, Ltd.                                             39,000              43,725
   Sembcorp Marine, Ltd.                                                55,000              28,477
   Singapore Airlines, Ltd.                                             73,000             450,855
   Singapore Land, Ltd.                                                 11,000              24,973
   Singapore Press Holdings                                             16,000             192,484
   Singapore Technologies Engineering, Ltd.                            155,000             175,864

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Singapore Telecommunications, Ltd.                                1,178,000     $     1,513,742
   Smrt Corporation, Ltd.                                               59,000              22,684
*# St Assembly Test Services, Ltd.                                      38,000              32,922
   United Overseas Bank, Ltd.                                           76,000             580,046
   United Overseas Land, Ltd.                                           22,000              29,269
   Venture Manufacturing (Singapore), Ltd.                              10,000             106,490
   Wing Tai Holdings, Ltd.                                              22,166              11,098
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $6,124,378)                                                                      5,225,178
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $148,956)                                                                       149,994
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * City Developments, Ltd. Warrants
     (Cost $0)                                                           3,200               5,080
                                                                                   ---------------
TOTAL -- SINGAPORE
  (Cost $6,273,334)                                                                      5,380,252
                                                                                   ---------------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
   Allied Irish Banks P.L.C.                                            68,071             964,365
   Anglo Irish Bank Corp. P.L.C.                                        24,997             395,909
   Bank of Ireland P.L.C.                                               72,629             859,837
   CRH P.L.C.                                                           39,532             839,639
   DCC P.L.C.                                                            4,814              78,338
 * Elan Corp. P.L.C.                                                    28,990             684,614
   Fyffes P.L.C.                                                        17,987              35,203
 * Grafton Group P.L.C.                                                 15,596             112,207
   Greencore Group P.L.C.                                               13,520              51,156
   IAWS Group P.L.C.                                                     8,593              96,712
   Independent News & Media P.L.C.                                      66,416             157,114
   Irish Permanent P.L.C.                                               18,325             275,706
   Kerry Group P.L.C.                                                   17,981             371,082
 * Ryanair Holdings P.L.C.                                              32,702             173,280
   Waterford Wedgwood P.L.C.                                            57,541              13,785
                                                                                   ---------------
TOTAL -- IRELAND
  (Cost $4,533,816)                                                                      5,108,947
                                                                                   ---------------
EMU -- (0.6%)
INVESTMENT IN CURRENCY -- (0.6%)
 * Euro Currency
     (Cost $4,593,583)                                                                   4,624,056
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                       755              12,055
   Den Norske Bank ASA Series A                                         46,600             295,667
 * Merkantildata ASA                                                     6,800               5,109
   Nera ASA                                                              6,300              16,717
   Norsk Hydro ASA                                                      16,900           1,048,742
   Norske Skogindustrier ASA Series A                                    5,000              83,355
 * Opticom ASA                                                             600               5,867
   Orkla ASA Series A                                                   11,471             291,205
   Schibsted ASA                                                         2,700              47,443
   Smedvig ASA Series A                                                  3,800              35,706
   Statoil Den Norske Stats Oljeselskap ASA                             52,301             654,843
   Storebrand ASA                                                       14,500              97,394
   Tandberg ASA Series A                                                 5,600              56,397
   Telenor ASA                                                          71,341     $       512,476
   Tomra Systems ASA                                                     9,200              37,039
 * Yara International ASA                                               16,900             125,403
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,600,205)                                                                      3,325,418
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $196,132)                                                                       197,907
                                                                                   ---------------
TOTAL -- NORWAY
  (Cost $2,796,337)                                                                      3,523,325
                                                                                   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
   Alpha Credit Bank                                                    10,164             265,914
   Athens Water Supply & Sewage Co. S.A.                                 4,100              28,272
   Attica Enterprises S.A. Holdings                                      3,130              12,633
   Bank of Piraeus S.A.                                                  6,510              75,842
   Commercial Bank of Greece                                             3,700              97,957
 * Cosmote Mobile Telecommunications S.A.                                9,750             162,962
   EFG Eurobank Ergasias S.A.                                           17,470             388,853
   Hellenic Bottling Co. S.A.                                           13,170             328,899
   Hellenic Duty Free Shops S.A.                                         2,000              36,733
   Hellenic Petroleum S.A.                                              13,100             100,125
   Hellenic Technodomiki S.A.                                            3,900              19,454
   Hellenic Tellecommunication Organization Co. S.A.                    32,460             426,517
   Intracom S.A.                                                         3,310              16,652
 * Mailis (M.J.) S.A.                                                    2,800               9,530
   National Bank of Greece                                              13,285             400,093
   Public Power Corp. of Greece                                         13,790             344,431
   Titan Cement Co.                                                      1,140              49,824
   Viohalco S.A.                                                         2,800              17,732
                                                                                   ---------------
TOTAL -- GREECE
  (Cost $2,300,943)                                                                      2,782,423
                                                                                   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                        172,715             400,276
   Banco Espirito Santo e Comercial de Lisboa                           17,995             296,298
   BPI SGPS SA                                                          44,098             160,901
   Brisa Auto Estradas de Portugal SA                                   24,268             168,200
   Cimpor Cimentos de Portugal SA                                       34,848             182,831
   Electricidade de Portugal SA                                        144,658             392,082
 * Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
     Administracao e Participacoes Financeiros SA)                       5,600              66,095
   Portugal Telecom SA                                                  62,730             642,692
   PT Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA                                                             5,286             110,918
   Sonae SGPS SA                                                       108,923             113,125
                                                                                   ---------------
TOTAL -- PORTUGAL
  (Cost $2,631,882)                                                                      2,533,418
                                                                                   ---------------

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                      480     $        36,603
   BWT AG                                                                  880              21,533
   Erste Bank der Oesterreichischen Sparkassen AG                        2,731             422,201
   EVN AG                                                                  674              35,492
   Flughafen Wien AG                                                       579              32,223
 * Immofinanz Immobilien Anlagen AG                                      8,273              65,386
   Mayr-Melnhof Karton AG                                                  472              56,661
   Oesterreichische Elektrizitaetswirtschafts AG                           810             134,482
   OMV AG                                                                1,728             303,035
 * RHI AG, Wien                                                            778              16,158
 * Telekom Austria AG                                                   20,547             286,633
 * VA Technologie AG                                                       805              42,959
   Voestalpine AG                                                        1,479              65,995
   Wienerberger AG                                                       4,007             135,793
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $1,160,576)                                                                      1,655,154
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Wienerberger AG Rights 06/02/04
     (Cost $0)                                                           4,007                   0
                                                                                   ---------------
TOTAL -- AUSTRIA
  (Cost $1,160,576)                                                                      1,655,154
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                 18,875              79,616
   Carter Holt Harvey, Ltd.                                            128,700             158,483
   Contact Energy, Ltd.                                                 29,322             103,787
   Fisher & Paykel Apppliances Holdings, Ltd.                           14,080              40,461
   Fisher & Paykel Healthcare Corp.                                      6,279              49,973
   Fletcher Building, Ltd.                                              28,054              77,841
   Independent Newspapers, Ltd. (Auckland)                              21,417              65,514
   Sky City Entertainment Group, Ltd.                                   28,614              85,272
 * Sky Network Television, Ltd.                                         17,139              57,470
   Telecom Corporation of New Zealand, Ltd.                            133,816             465,524
 * Tower, Ltd.                                                          25,408     $        25,402
   Warehouse Group, Ltd.                                                14,200              38,332
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $887,116)                                                                        1,247,675
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $37,056)                                                                         37,470
                                                                                   ---------------
TOTAL -- NEW ZEALAND
  (Cost $924,172)                                                                        1,285,145
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                               ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (16.1%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04 (Collateralized by
     $14,225,000 FMC Discount Notes 1.13%, 08/12/04,
     valued at $14,189,438) to be repurchased at $13,980,382
     (Cost $13,979,000)                                        $        13,979          13,979,000
   Repurchase Agreement, Mizuho Securities USA 1.00%,
     06/01/04 (Collateralized by $122,482,000 U.S.
     Treasury Obligations 2.625%, 05/15/08, valued at
     $119,112,191) to be repurchased at $116,789,323
     (Cost $116,776,348)^                                              116,776         116,776,348
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $130,755,348)                                                                  130,755,348
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $772,953,663)++                                                            $   810,199,962
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $773,766,551.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                               ---------------     ---------------
                                                                    (000)
UNITED STATES  -- (58.5%)
AGENCY OBLIGATIONS -- (31.7%)
Federal Farm Credit Bank
     3.625%, 10/24/08                                          $        72,000     $    70,642,296
Federal Home Loan Bank
     2.625%, 07/15/08                                                   20,000          18,985,900
     5.800%, 09/02/08                                                   15,500          16,535,803
     3.625%, 11/14/08                                                   39,000          38,257,245
     3.625%, 11/14/08                                                    5,000           4,904,775
     3.000%, 04/15/09                                                   10,000           9,456,890
Federal Home Loan Mortgage Corporation
     3.625%, 09/15/08                                                   41,000          40,343,098
     5.125%, 10/15/08                                                   24,000          25,046,976
     5.750%, 03/15/09                                                   16,000          17,062,624
     3.375%, 04/15/09                                                    8,000           7,699,232
Federal National Mortgage Association
     3.250%, 08/15/08                                                   12,000          11,653,932
     5.250%, 01/15/09                                                   12,500          13,058,000
     3.250%, 02/15/09                                                   52,000          49,880,844
Tennessee Valley Authority
     5.375%, 11/13/08                                                   24,400          25,712,500
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $357,933,850)                                                                  349,240,115
                                                                                   ---------------
BONDS -- (26.8%)
Bayerische Landesbank
     2.875%, 10/15/08                                                    7,600           7,173,975
     5.875%, 12/01/08                                                    9,600          10,252,359
Citigroup, Inc.
     3.625%, 02/09/09                                                    7,000           6,782,678
Fifth Third Bank
     3.375%, 08/15/08                                                   21,035          20,487,796
General Electric Capital Corp.
     4.250%, 01/15/08                                                   22,050          22,295,372
Gillette Co.
     2.875%, 03/15/08                                                   21,300          20,658,380
     2.500%, 06/01/08                                                    6,500           6,164,080
Procter & Gamble Co.
     6.125%, 05/08/08                                                   24,400          26,151,920
     4.300%, 08/15/08                                                    4,200           4,262,756
Siemens Capital Co., Ltd.
     6.000%, 02/11/08                                                   24,200          25,889,160
Toyota Motor Credit Corp.
     2.875%, 08/01/08                                                   28,000          26,864,124
US Bank NA
     3.400%, 03/02/09                                                   30,250          28,971,696
Wal-Mart Stores, Inc.
     3.375%, 10/01/08                                                   25,000          24,292,275
Wells Fargo & Co. Corporate Bonds
     3.125%, 04/01/09                                                   32,090          30,385,026
Westdeutsche Landesbank
   6.050%, 01/15/09                                            $        32,200     $    34,335,697
                                                                                   ---------------
TOTAL BONDS
  (Cost $300,787,752)                                                                  294,967,294
                                                                                   ---------------
TOTAL -- UNITED STATES
  (Cost $658,721,602)                                                                  644,207,409
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.9%)
BONDS -- (8.9%)
African Development Bank
     3.250%, 08/01/08                                                   23,000          22,343,948
European Investment Bank
     5.375%, 09/16/08                                                   24,200          25,584,724
Inter-American Development Bank
    3.375%, 03/17/08                                                    12,050          11,926,644
    5.375%, 11/18/08                                                     9,000           9,555,831
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 10/29/08                                                    27,260          28,513,960
                                                                                   ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $99,957,756)                                                                    97,925,107
                                                                                   ---------------
CANADA -- (7.7%)
BONDS -- (7.7%)
BP Canada Finance
    3.625%, 01/15/09                                                     6,200           6,064,313
Canada Mortgage and Housing Corp.
    3.375%, 12/01/08                                                    15,400          15,133,134
Canadian Government
    5.250%, 11/05/08                                                    26,300          27,888,520
Province of Ontario
    5.500%, 10/01/08                                                    26,520          27,977,035
Province of British Columbia
    5.375%, 10/29/08                                                     7,670           8,114,093
                                                                                   ---------------
TOTAL -- CANADA
  (Cost $86,952,455)                                                                    85,177,095
                                                                                   ---------------
GERMANY -- (7.7%)
BONDS -- (7.7%)
Deutsche Postbank
    5.500%, 02/17/09                                                     8,000           8,451,200
KFW International Finance, Inc.
    3.250%, 03/30/09                                                    30,800          29,868,670
Landesbank Baden-Wuerttemberg Foerderbank
    3.000%, 09/30/08                                                    24,200          23,277,980
Landwirtschaft Rentenbank
    3.250%, 06/16/08                                                    17,500          17,133,812
    3.875%, 09/04/08                                                     6,300           6,288,206
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $87,326,372)                                                                    85,019,868
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                               ---------------     ---------------
                                                                    (000)
FRANCE -- (4.7%)
BONDS -- (4.7%)
Dexia Credit Local de France
  5.500%, 01/21/09                                             $        20,115     $    21,225,348
Total Capital SA
  3.500%, 01/05/09                                                      30,900          30,195,480
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $52,810,527)                                                                    51,420,828
                                                                                   ---------------
NETHERLANDS -- (4.1%)
BONDS -- (4.1%)
Nederlandse Waterschaps
  2.750%, 12/30/08                                                      19,300          18,296,400
Rabobank
  5.500%, 09/17/08                                                      25,000          26,412,500
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $45,822,919)                                                               $    44,708,900
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT@
                                                               ---------------
                                                                    (000)
SWEDEN -- (3.1%)
BONDS -- (3.1%)
Sweden Government Bond
  5.000%, 01/28/09                                                     247,000          34,635,163
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
AUSTRIA -- (1.7%)
BONDS -- (1.7%)
Republic of Austria
  6.250%, 05/19/08                                             $        17,657     $    19,183,624
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                               ---------------     ---------------
                                                                    (000)
SPAIN -- (1.6%)
BONDS -- (1.6%)
Spain (Kingdom of)
  5.875%, 07/28/08                                             $        16,000     $    17,204,480
                                                                                   ---------------
JAPAN -- (1.5%)
BONDS -- (1.5%)
Nippon Telegraph & Telephone Corp.
  6.000%, 03/25/08                                                      15,110          16,167,413
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*British Pound Sterling
  (Cost $5,393)                                                                              6,351
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $5,322,000 FHLB
  Notes 3.375%, 06/15/04, valued
  at $5,408,483) to be repurchased at
  $5,327,527 (Cost $5,327,000)                                           5,327           5,327,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,124,513,788)++                                                          $ 1,100,983,238
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 @  Denominated in local currency or the Euro.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $1,124,513,788.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                                                       DFA
                                                                                   DFA               LARGE          FIVE-YEAR
                                                                                REAL ESTATE           CAP             GLOBAL
                                                                                SECURITIES       INTERNATIONAL     FIXED INCOME
                                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                              ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $34,246, $110,577 and $0, respectively)       $       987,184   $       810,200   $     1,100,983
Cash                                                                                       --                16                15
Receivables:
   Dividends, Interest and Tax Reclaims                                                   745             2,338            13,480
   Securities Lending Income                                                                1               112                --
   Fund Shares Sold                                                                     3,774             1,173             1,447
Prepaid Expenses and Other Assets                                                          34                24                56
                                                                              ---------------   ---------------   ---------------
     Total Assets                                                                     991,738           813,863         1,115,981
                                                                              ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                     35,023           116,776                --
   Investment Securities Purchased                                                         --            21,901                --
   Fund Shares Redeemed                                                                   869               141               375
   Due to Advisor                                                                         223               135               231
   Unrealized Loss on Forward Foreign Currency Contracts                                   --                --               500
Accrued Expenses and Other Liabilities                                                     90               102                98
                                                                              ---------------   ---------------   ---------------
     Total Liabilities                                                                 36,205           139,055             1,204
                                                                              ---------------   ---------------   ---------------
NET ASSETS                                                                    $       955,533   $       674,808   $     1,114,777
                                                                              ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                                  59,305,894        42,815,655       107,608,799
                                                                              ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $         18.99   $         15.76   $         10.36
                                                                              ===============   ===============   ===============
Investments at Cost                                                           $       811,156   $       772,954   $     1,124,514
                                                                              ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                                                       DFA
                                                                                   DFA               LARGE          FIVE-YEAR
                                                                                REAL ESTATE           CAP             GLOBAL
                                                                                SECURITIES       INTERNATIONAL     FIXED INCOME
                                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                              ---------------   ---------------   ---------------
INVESTMENT INCOME
   Dividends and Tax Reclaims (Net of foreign taxes withheld of
     $0, $904 and $0, respectively)                                           $        24,631   $         8,876   $        17,441
   Interest                                                                                55                55                --
   Income from Securities Lending                                                          18               305                --
                                                                              ---------------   ---------------   ---------------
        Total Investment Income                                                        24,704             9,236            17,441
                                                                              ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                                         1,336               779             1,315
   Accounting & Transfer Agent Fees                                                       268               299               322
   Custodian Fees                                                                          42               133                41
   Legal Fees                                                                               5                 3                 6
   Audit Fees                                                                              19                13                23
   Filing Fees                                                                             21                15                20
   Shareholders' Reports                                                                    8                 9                 9
   Directors' Fees and Expenses                                                             7                 3                 8
   Other                                                                                    7                15                12
                                                                              ---------------   ---------------   ---------------
        Total Expenses                                                                  1,713             1,269             1,756
                                                                              ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                                        22,991             7,967            15,685
                                                                              ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                 (73)              733            (1,599)
   Net Realized Gain (Loss) on Foreign Currency Transactions                               --                54                31
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                        23,553            41,414           (15,789)
   Translation of Foreign Currency Denominated Amounts                                     --              (112)             (492)
                                                                              ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                       23,480            42,089           (17,849)
                                                                              ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                                                  $        46,471   $        50,056   $        (2,164)
                                                                              ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                 DFA                                                 DFA
                                                             REAL ESTATE               LARGE CAP               FIVE-YEAR GLOBAL
                                                             SECURITIES               INTERNATIONAL              FIXED INCOME
                                                              PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                       -----------------------   -----------------------   -----------------------
                                                       SIX MONTHS     YEAR       SIX MONTHS     YEAR       SIX MONTHS     YEAR
                                                          ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                         MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                                                          2004         2003         2004         2003         2004         2003
                                                       -----------  ----------   -----------  ----------   -----------  ----------
                                                       (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                        $   22,991   $   22,917   $    7,967   $    8,058   $   15,685   $   26,914
   Net Realized Gain (Loss) on Investment
    Securities Sold                                           (73)       6,763          733           --       (1,599)      37,435
   Net Realized Gain (Loss) on Foreign
    Currency Transaction                                       --           --           54           99           31         (826)
   Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency
    Transactions                                           23,553      136,132       41,414       81,602      (15,789)     (30,554)
   Translation of Foreign Currency Denominated
    Amounts                                                    --           --         (112)          21         (492)         708
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                              46,471      165,812       50,056       89,780       (2,164)      33,677
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Distributions From:
   Net Investment Income                                  (35,650)     (20,722)      (9,522)      (5,772)     (14,476)     (28,456)
   Net Short-Term Gains                                      (256)      (2,261)          --           --       (7,366)      (4,472)
   Net Long-Term Gains                                     (1,406)          --           --           --      (30,042)      (2,655)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                   (37,312)     (22,983)      (9,522)      (5,772)     (51,884)     (35,583)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Capital Share Transactions (1):
   Shares Issued                                          206,235      289,454      163,365      179,697      270,600      390,384
   Shares Issued in Lieu of Cash Distributions             36,668       22,586        9,243        5,551       51,514       35,163
   Shares Redeemed                                        (79,935)     (84,728)     (42,457)    (102,500)    (122,728)    (215,919)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   Net Increase (Decrease) From Capital Shares
    Transactions                                          162,969      227,312      130,151       82,748      199,386      209,628
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Increase (Decrease)                             172,128      370,141      170,685      166,756      145,338      207,722
                                                       ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS
   Beginning of Period                                    783,405      413,264      504,123      337,367      969,439      761,717
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   End of Period                                       $  955,533   $  783,405   $  674,808   $  504,123   $1,114,777   $  969,439
                                                       ==========   ==========   ==========   ==========   ==========   ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           10,908       17,797       10,498       14,472       25,549       35,473
   Shares Issued in Lieu of Cash Distributions              1,993        1,588          615          483        4,900        3,238
   Shares Redeemed                                         (4,271)      (5,421)      (2,702)      (8,433)     (11,583)     (19,651)
                                                       ----------   ----------   ----------   ----------   ----------   ----------

                                                            8,630       13,964        8,411        6,522       18,866       19,060
                                                       ==========   ==========   ==========   ==========   ==========   ==========

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DFA REAL ESTATE SECURITIES PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                         MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                          2004         2003         2002        2001          2000         1999
----------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                   $    18.80   $    14.91   $    15.02   $    13.51   $    11.50   $    13.00
                                                       ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.54         0.64         0.54         0.82         0.76         0.77
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                                0.52         4.08         0.18         1.49         1.90        (1.62)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment Operations                         1.06         4.72         0.72         2.31         2.66        (0.85)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.71)       (0.75)       (0.75)       (0.80)       (0.65)       (0.65)
   Net Realized Gains                                       (0.16)       (0.08)       (0.08)          --           --           --
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                     (0.87)       (0.83)       (0.83)       (0.80)       (0.65)       (0.65)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    18.99   $    18.80   $    14.91   $    15.02   $    13.51   $    11.50
==================================================================================================================================
Total Return                                                 5.87%#      33.48%        5.36%       17.76%       24.49%       (6.75)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  955,533   $  783,405   $  413,264   $  283,732   $  210,231   $  130,039
Ratio of Expenses to Average Net Assets                      0.38%*       0.41%        0.42%        0.43%        0.45%        0.47%
Ratio of Net Investment Income
   to Average Net Assets                                     5.16%*       4.19%        4.71%        5.55%        6.06%        6.82%
Portfolio Turnover Rate                                         0%#          2%           2%           6%           7%           8%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            LARGE CAP INTERNATIONAL PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                         MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                          2004         2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                   $    14.65   $    12.10   $    13.90   $    17.30   $    19.41   $    16.28
                                                       ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.18         0.25         0.22         0.25         0.23         0.20
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                                1.19         2.51        (1.79)       (3.38)       (1.96)        3.19
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment Operations                         1.37         2.76        (1.57)       (3.13)       (1.73)        3.39
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.26)       (0.21)       (0.23)       (0.22)       (0.21)       (0.26)
   Net Realized Gains                                          --           --           --        (0.05)       (0.17)          --
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                     (0.26)       (0.21)       (0.23)       (0.27)       (0.38)       (0.26)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    15.76   $    14.65   $    12.10   $    13.90   $    17.30   $    19.41
==================================================================================================================================
Total Return                                                 9.42%#      23.32%      (11.50)%     (18.42)%      (9.19)%      21.12%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  674,808   $  504,123   $  337,367   $  344,871   $  358,638   $  268,340
Ratio of Expenses to Average Net Assets                      0.41%*       0.43%        0.44%        0.45%        0.47%        0.53%
Ratio of Net Investment Income
   to Average Net Assets                                     2.56%*       2.10%        1.74%        1.65%        1.21%        1.38%
Portfolio Turnover Rate                                         0%#          1%           9%           4%           1%           2%
----------------------------------------------------------------------------------------------------------------------------------

* Annualized
# Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                       DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                          SIX
                                                         MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                         MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                          2004         2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                   $    10.92   $    10.93   $    10.50   $    10.50   $    10.53   $    10.65
                                                       ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.15         0.33         0.33         0.50         0.61         0.37
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                         (0.13)        0.15         0.44         0.22           --         0.01
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment Operations                         0.02         0.48         0.77         0.72         0.61         0.38
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.16)       (0.39)       (0.33)       (0.72)       (0.64)       (0.22)
   Net Realized Gains                                       (0.42)       (0.10)       (0.01)          --           --        (0.28)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                     (0.58)       (0.49)       (0.34)       (0.72)       (0.64)       (0.50)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    10.36   $    10.92   $    10.93   $    10.50   $    10.50   $    10.53
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 0.11%#       4.45%        7.55%        7.23%        6.09%        3.63%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $1,114,777   $  969,439   $  761,717   $  628,936   $  517,325   $  472,334
Ratio of Expenses to Average Net Assets                      0.33%*       0.34%        0.35%        0.37%        0.38%        0.39%
Ratio of Net Investment Income to Average Net Assets         2.98%*       3.23%        4.09%        4.04%        4.15%        3.62%
Portfolio Turnover Rate                                        37%#        103%          79%         113%          80%          59%
----------------------------------------------------------------------------------------------------------------------------------

*  Annualized
#  Non-Annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund consists of thirty-six portfolios, of which DFA Real Estate Securities Portfolio, Large Cap International Portfolio and DFA Five-Year Global Fixed Income Portfolio (the "Portfolios") are presented in this report.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Large Cap International Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Global Fixed Income Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to each Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

     For the six months ended May 31, 2004, the Portfolios advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           DFA Real Estate Securities Portfolio             0.30 of 1%
           Large Cap International Portfolio                0.25 of 1%
           DFA Five-Year Global Fixed Income Portfolio      0.25 of 1%

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

              DFA Real Estate Securities Portfolio          $ 12,525
              Large Cap International Portfolio                8,692
              DFA Five-Year Global Fixed Income Portfolio     14,639

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                                                          U.S. GOVERNMENT              OTHER INVESTMENT
                                                                             SECURITIES                   SECURITIES
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES        PURCHASES        SALES
                                                                    ------------   ------------   ------------   ------------
DFA Real Estate Securities Portfolio                                          --             --   $    149,914   $      1,158
Large Cap International Portfolio                                             --             --        132,971          2,989
DFA Five-Year Global Fixed Income Portfolio                         $    195,888   $    118,653        347,619        258,760

F. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statements of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                           GROSS UNREALIZED   GROSS UNREALIZED
                                                                             APPRECIATION       DEPRECIATION         NET
                                                                           ----------------   ----------------   ----------
DFA Real Estate Securities Portfolio                                          $  188,076         $ (13,137)      $  174,939
Large Cap International Portfolio                                                101,098           (64,665)          36,433
DFA Five-Year Global Fixed Income Portfolio                                        1,687           (25,218)         (23,531)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Large Cap International Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $21,144,000, with $2,431,000, $18,180,000 and $533,000 expiring on November 30, 2009, 2010 and
2011, respectively.

     Certain of the Large Cap International Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                  ACCUMULATED                 ACCUMULATED    UNREALIZED    UNREALIZED
                                                      NET       ACCUMULATED  NET REALIZED   APPRECIATION       NET
                                                   INVESTMENT       NET         FOREIGN    (DEPRECIATION)    FOREIGN
                                                     INCOME      REALIZED      EXCHANGE    OF INVESTMENT    EXCHANGE        TOTAL
                                 PAID-IN CAPITAL     (LOSS)     GAIN (LOSS)   GAIN (LOSS)    SECURITIES    GAIN (LOSS)   NET ASSETS
                                 ---------------  -----------   -----------  ------------  --------------  -----------   ----------
DFA Real Estate Securities
  Portfolio                       $   754,445       $ 22,788    $   2,272          --       $  176,028          --       $  955,533
Large Cap International
  Portfolio                           652,508          6,302      (21,225)      $  54           37,246      $  (77)         674,808
DFA Five-Year Global
  Fixed Income Portfolio            1,131,784          8,532       (1,547)         31          (23,531)       (492)       1,114,777

H. FINANCIAL INSTRUMENTS:

     In accordance with the Fund's Investment Objectives and Policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     Any open repurchase agreements were entered into on May 28, 2004.

     2. FORWARD CURRENCY CONTRACTS: DFA Five-Year Global Fixed Income Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2004, DFA Five-Year Global Fixed Income Portfolio had entered into the following contract and the net unrealized foreign exchange loss is reflected in the accompanying financial statements.

                                                                                                       UNREALIZED
                                                                                                         FOREIGN
SETTLEMENT                                               CONTRACT                 VALUE AT              EXCHANGE
   DATE                  CURRENCY SOLD                    AMOUNT                MAY 31, 2004           GAIN (LOSS)
----------        --------------------------           -------------           --------------         -----------
06/28/04          262,087,583  Swedish Krona           $  34,624,389           $   35,124,042         $  (499,653)
                                                       -------------           --------------         -----------
                                                       $  34,624,389           $   35,124,042         $  (499,653)
                                                       =============           ==============         ===========

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolios under the discretionary line of credit during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolios during the six months ended May 31, 2004.

J. SECURITIES LENDING:

     As of May 31, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
TAIWAN -- (10.2%)
COMMON STOCKS -- (9.9%)
 * Abit Computer Co., Ltd.                                             635,000     $       274,349
   Abocom Systems, Inc.                                                105,000              49,827
   Accton Technology Corp.                                             607,000             390,870
   Acer, Inc.                                                          403,000             592,400
 * AGV Products                                                        327,000              76,544
 * Allis Electric Co., Ltd.                                             86,320              16,814
 * Ambassador Hotel                                                    435,000             256,801
 * Apex Science & Engineering Corp.                                    103,000              21,794
 * Arima Computer Corp.                                              1,273,000             439,553
   Asia Cement Corp.                                                 2,486,000           1,378,691
   Asia Chemical Corp.                                                 357,000              88,412
   Asia Polymer Corp.                                                  252,000             135,257
   Askey Computer Co., Ltd.                                             99,000              63,742
   Aurora Corp.                                                        210,650             124,253
 * Aurora Systems Corp.                                                157,000              58,817
   Avision, Inc.                                                        56,000              41,847
   Bank of Kaohsiung Co., Ltd.                                         556,020             414,902
 * Behavior Tech Computer Corp.                                        544,000             200,875
 * Bes Engineering Corp.                                             1,577,539             318,966
 * Carnival Industrial Corp.                                           336,000              62,449
   Cathay Chemical Works, Inc.                                         131,000              39,309
 * Cathay Real Estate Development Co., Ltd.                          1,914,421           1,098,321
 * Central Insurance Co., Ltd.                                         317,000             163,821
   Central Reinsurance Co., Ltd.                                       312,840             129,337
 * Chang Hwa Commercial Bank                                         3,595,459           2,050,012
   Chang-Ho Fibre Corp.                                                 50,000              19,889
 * Charoen Pokphand Enterprises Co., Ltd.                               96,000              21,461
   Cheng Loong Corp.                                                 1,116,000             431,620
 * Chia Her Industrial Co., Ltd.                                       699,000              90,168
 * Chia Hsin Cement Corp.                                              518,000             245,101
 * Chia Hsin Food & Synthetic Fiber Co., Ltd.                        1,425,000             149,152
 * Chia-I Industrial Co., Ltd.                                         334,000             112,014
 * Chien Tai Cement Co., Ltd.                                          470,397              61,319
 * China Airlines                                                    3,135,371           1,732,120
 * China Chemical & Pharmaceutical Co.                                 278,000             110,983
 * China Development Financial Holdong Co., Inc.                     1,130,000             607,043
   China Electric Manufacturing Co., Ltd.                              306,000             104,971
 * China General Plastics Corp.                                        314,000             130,897
 * China Glaze Co., Ltd.                                                54,000              13,588
 * China Life Insurance Co., Ltd.                                      665,350             387,784
 * China Man-Made Fiber Co., Ltd.                                      952,020             542,611
 * China Petrochemical Development Corp.                             1,875,000             340,075
 * China Rebar Co., Ltd.                                             1,592,000             188,966
   China Steel Structure Co., Ltd.                                     170,464              78,725
 * China Synthetic Rubber Corp.                                        385,948             120,535
 * China United Trust & Investment Corp.                               851,145     $       144,624
 * China Wire & Cable Co., Ltd.                                        379,000              81,953
 * Chinatrust Financial Holdings Co., Ltd.                             228,092             253,765
   Chin-Poon Industrial Co., Ltd.                                      370,000             256,439
 * Chun Yu Works & Co., Ltd.                                           230,000              90,357
   Chun Yuan Steel Industrial Co., Ltd.                                421,000             241,557
   Chung Hsin Electric & Machinery Co., Ltd.                           512,000             210,929
   Chung Hwa Pulp Corp.                                                432,780             235,319
 * Chung Shing Textile Co., Ltd.                                       228,600              10,007
 * Clevo Co.                                                           494,000             229,704
 * CMC Magnetics Corp.                                                 632,000             425,686
   Collins Co., Ltd.                                                   320,000             107,948
 * Compeq Manufacturing Co., Ltd.                                      982,000             397,909
 * Compex International Co. Ltd.                                        46,400               8,340
   Continental Engineering Corp.                                       927,417             473,281
 * Cosmos Bank Taiwan                                                  966,000             458,539
   CTCI Corp.                                                          408,000             216,002
 * Cyntec Co., Ltd.                                                     32,000              21,110
 * Da-Cin Construction Co., Ltd.                                       229,000              67,744
 * Delpha Construction Co., Ltd.                                       357,000              51,937
   Der Pao Construction Co., Ltd.                                      483,000             170,874
   DFI, Inc.                                                            64,000              33,635
 * Elite Material Co., Ltd.                                             93,000              29,882
 * Enlight Corp.                                                       250,000              94,504
 * Entie Commercial Bank                                             1,844,474             522,530
 * ET Internet Technology Corp.                                        354,676             181,033
 * Eten Information Systems, Ltd.                                      134,000              86,127
   Eternal Chemical Co., Ltd.                                          706,000             377,682
   Eva Airways Corp.                                                 3,032,419           1,420,090
 * Ever Fortune Industrial Co., Ltd.                                   409,000               4,050
   Everest Textile Co., Ltd.                                           419,590             113,216
   Evergreen International Storage & Transport Corp.                 1,233,000             506,549
   Evergreen Marine Corp., Ltd.                                      1,449,602           1,174,513
   Everlight Chemical Industrial Corp.                                 306,950             107,044
   Everspring Industry Co., Ltd.                                       206,000              70,155
 * Far East Department Stores, Ltd.                                  1,026,000             426,690
   Far East Textile, Ltd.                                            4,150,855           2,320,205
   Far Eastern International Bank                                      825,000             418,368
   First Copper Technology Co., Ltd.                                   322,750             108,165
 * First Financial Holding Co., Ltd.                                 3,071,000           2,319,068
 * First Hotel                                                         123,000              71,080
 * First International Computer, Inc.                                1,680,000             320,983
   Formosa Taffeta Co., Ltd.                                         1,836,124             777,294
 * Formosan Rubber Group, Inc.                                         345,000             148,907
   Formosan Union Chemical Corp.                                       189,561              73,218
 * Fortune Electric Co., Ltd.                                          191,000              56,155
   Fu I Industrial Co., Ltd.                                           264,000              58,649
   Fuh-Hwa Financial Holding Co., Ltd.                               3,487,993           1,519,894
   Fwuson Industry Co., Ltd.                                           302,000              64,289

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * G.T.M. Corp.                                                        133,000     $        59,477
 * Giga Storage Corp.                                                  201,000             114,695
 * Gold Circuit Electronics, Ltd.                                      483,140             194,980
 * Goldsun Development & Construction Co., Ltd.                      1,235,000             309,818
 * Grand Pacific Petrochemical Corp.                                   347,000             141,319
   Great China Metal Industry Co., Ltd.                                287,000             167,725
   Great Wall Enterprise Co., Ltd.                                     366,000              95,058
 * Helix Co., Ltd                                                      158,211              54,355
   Hey Song Corp.                                                      594,000             190,616
   Ho Tung Holding Corp.                                               743,000             271,898
 * Hocheng Corp.                                                       364,000             112,295
 * Hong Ho Precision Textile Co., Ltd.                                  92,960              18,817
   Hong Tai Electric Industrial Co., Ltd.                              282,000              85,344
 * Hsinchu International Bank                                          972,940             548,346
   Hsing Ta Cement Co., Ltd.                                           366,000             109,810
   Hua Eng Wire & Cable Co., Ltd.                                      702,035             194,687
 * Hua Nan Financial Holding Co., Ltd.                                  68,453              59,477
 * Hualon Corp.                                                        257,040               8,330
 * Hung Ching Development & Construction Co., Ltd.                     528,000              92,775
 * Hung Poo Construction Corp.                                         286,000             201,672
 * Hung Sheng Construction Co., Ltd.                                   642,000             350,807
 * Infodissc Technology Co., Ltd.                                      716,000             203,131
 * International Bank of Taipei                                      2,420,795           1,596,562
   Inventec Corp.                                                      371,000             243,642
 * Jean Co., Ltd.                                                      154,000              55,165
 * Jui Li Enterprise Co., Ltd.                                         195,000              54,904
   Jung Shing Wire Co., Ltd.                                           123,000              48,166
   Kang Na Hsiung Co., Ltd.                                             71,415              36,437
 * Kao Hsing Chang Iron & Steel Corp.                                  360,000             107,821
 * Kee Tai Properties Co., Ltd.                                        272,000              74,700
 * King Yuan Electronics Co., Ltd.                                     362,000             358,690
 * Kingdom Construction Co., Ltd.                                      464,000             170,124
   Kinpo Electronics, Inc.                                             333,000             174,689
 * Kuoyang Construction Co., Ltd.                                      255,000              97,622
 * Kwong Fong Industries Corp.                                         230,000              29,353
   Lan Fa Textile Co., Ltd.                                            294,044              88,297
 * Lead Data Co., Ltd.                                                 419,000             149,607
 * Leadtek Research, Inc.                                              112,000              57,991
 * Lealea Enterprise Co., Ltd.                                         658,000             121,332
   Lee Chang Yung Chemical Industry Corp.                              491,077             186,367
 * Lee Chi Enterprises Co., Ltd.                                       196,000              76,712
 * Lelon Co., Ltd.                                                     124,000              59,781
 * Leofoo Development Co., Ltd.                                        238,000              94,471
 * Les Enphants Co., Ltd.                                              126,000              50,988
 * Li Peng Enterprise Co., Ltd.                                        513,000             103,791
   Li Shin International Enterprise Corp.                               38,000              20,291
   Lien Hwa Industrial Corp.                                           734,000             229,173
 * Ling Sheng PrecisionIndustrial Corp.                                211,320             120,600
 * Long Bon Development Co., Ltd.                                      568,000             202,257
   Long Chen Paper Co., Ltd.                                           507,000     $       182,138
   Lucky Cement Corp.                                                  449,000             140,168
 * Luxon Electronics Corp.                                             313,400              81,472
 * Macronix International Co., Ltd.                                  4,084,000           1,474,477
 * Megamedia Corp.                                                      65,782               3,187
   Mercuries & Associates, Ltd.                                        549,000             202,382
 * Mercuries Data Co., Ltd.                                            135,853              63,905
   Merida Industry Co., Ltd.                                           171,000              63,858
 * Microelectronics Technology, Inc.                                   352,000             178,767
   Micro-Star International Co., Ltd.                                  181,000             212,730
 * Microtek International, Inc.                                        115,062              31,002
   Mitac International Corp.                                         1,210,120             562,588
 * Mitac Technology Corp.                                               52,000              22,798
 * Mustek Systems, Inc.                                                 75,000              37,597
 * Namchow Chemical Industrial Co., Ltd.                               159,900              35,805
 * Nankang Rubber Tire Co., Ltd.                                       104,312             109,854
   Nantex Industry Co., Ltd.                                           181,000              59,671
 * New Asia Construction & Development Co., Ltd.                       146,000              28,032
 * Ocean Plastics Co., Ltd.                                            128,000              78,464
 * Opto Tech Corp.                                                     483,000             149,117
 * Orient Semiconductor Electronics, Ltd.                            1,305,855             155,072
 * Pacific Construction Co., Ltd.                                      324,256              38,354
 * Pacific Electric Wire & Cable Corp.                               1,873,020              29,226
 * Pan Overseas Electronics Co., Ltd.                                  184,000              82,398
 * Pan-International Industrial Corp.                                   89,000              57,273
   Phihong Technology Co., Ltd.                                         75,000              41,848
 * Picvue Electronics, Ltd.                                            604,000             218,288
   Primax Electronics, Ltd.                                            475,240             172,416
 * Prince Housing & Development Corp.                                1,102,000             301,199
 * Procomp Informatics, Ltd.                                           391,440             127,294
 * Prodisc Technology Inc.                                             372,000             285,798
   Radium Life Tech                                                     85,534              86,360
   Ralec Electronic Corp.                                              156,681              88,744
 * Rectron, Ltd.                                                        78,300              19,945
   Rexon Industrial Corp., Ltd.                                        218,820              78,386
 * Ritek Corp.                                                       2,327,250           1,271,133
 * Ruentex Development Co., Ltd.                                       626,000             134,028
 * Sampo Corp.                                                       1,064,000             357,262
 * San Fang Chemical Industry Co., Ltd.                                 74,800              51,813
 * Sanyang Industrial Co., Ltd.                                        979,000             386,794
   Sanyo Electric Co., Ltd.                                            351,000             214,697
 * SDI Corp.                                                           184,000              87,101
   Sheng Yu Steel Co., Ltd.                                              5,000               5,546
   Shihlin Electric & Engineering Corp.                                595,000             363,928
 * Shihlin Paper Corp.                                                  81,000              58,103
 * Shinkong Co., Ltd.                                                  173,200             102,633
 * Shinkong Synthetic Fibers Co., Ltd.                               1,378,000             283,146
   Shinung Corp.                                                       285,000              76,076
 * Silicon Integrated Systems Corp.                                    421,000             223,882
 * Sin Yih Ceramic Co., Ltd.                                           211,000              57,758
   Sincere Navigation Corp.                                            339,602             236,906
 * Sinkong Spinning Co., Ltd.                                           75,000              30,597

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * SinoPac Holdings Co., Ltd.                                          999,000     $       536,578
 * Siward Crystal Technology Co., Ltd.                                  38,000              23,273
 * Solomon Technology Corp.                                            338,000             111,612
   South East Soda Manufacturing Co., Ltd.                             233,000              54,531
   Southeast Cement Co., Ltd.                                          474,000             132,086
 * Space Shuttle Hi-Tech Co., Ltd.                                     177,000              40,049
   Standard Foods Taiwan, Ltd.                                         288,000              88,928
   Stark Technology, Inc.                                               58,000              38,469
   Sunonwealth Electric Machine Industry Co., Ltd.                      21,000              10,390
   Systex Corp., Ltd.                                                1,015,000             481,574
   Ta Chen Stainless Pipe Co., Ltd.                                     81,000              57,470
 * Ta Chong Bank                                                     1,394,000             472,252
   Ta Ya Elec Wire & Cable Co., Ltd.                                   481,000             184,788
   Tah Hsin Industrial Corp.                                           268,000              79,581
 * Ta-I Technology Co., Ltd.                                           140,000             122,292
 * Taichung Commercial Bank                                          1,737,000             476,884
 * Tainan Business Bank                                                749,000             258,827
   Tainan Spinning Co., Ltd.                                         1,727,000             520,044
 * Taita Chemical Co., Ltd.                                            223,000              82,350
 * Taitung Business Bank                                               163,395              18,307
 * Taiwan Business Bank                                              4,077,120           1,388,260
   Taiwan Cement Corp.                                               3,106,090           1,425,352
   Taiwan Fire & Marine Insurance Co., Ltd.                            278,412             162,079
 * Taiwan Flourescent Lamp Co., Ltd.                                   124,000              67,459
   Taiwan Glass Ind. Corp.                                             503,200             392,812
 * Taiwan Kolin Co., Ltd.                                              498,000             141,702
   Taiwan Mask Corp.                                                   103,000              55,055
   Taiwan Navigation Co., Ltd.                                         104,824              70,842
 * Taiwan Pulp & Paper Corp.                                           238,000              73,859
 * Taiwan Sakura Corp.                                                 252,900              83,231
   Taiwan Sogo Shinkong Security Co., Ltd.                              93,000              46,881
 * Taiwan Tea Corp.                                                    992,215             239,199
 * Tatung Co., Ltd.                                                  4,743,000           1,941,437
 * Tay-Shan Enterprises Co., Ltd.                                      358,000              83,772
   Teapo Electronic Corp.                                               79,000              28,206
   Teco Electric & Machinery Co., Ltd.                               2,406,834             833,566
   Tecom, Ltd.                                                         307,753             127,510
   Test-Rite International Co., Ltd.                                    96,000              51,757
 * The Chinese Bank                                                  1,754,000             402,093
 * The Farmers Bank of China                                         1,542,800             504,907
   The First Insurance Co., Ltd.                                       182,000             132,254
 * Ton Yi Industrial Corp.                                           1,927,810             575,370
 * TSRC Corp.                                                          598,000             235,605
 * Tung Ho Steel Enterprise Corp.                                      701,285             489,356
 * Twinhead International Corp.                                        422,000              85,690
 * Tycoons Group Enterprise Co., Ltd.                                  263,000              78,240
 * Ulead Systems, Inc.                                                  66,000              46,278
   U-Ming Marine Transport Corp.                                       355,000             447,233
 * Union Bank of Taiwan                                              1,811,000             578,432
 * Union Insurance Co., Ltd.                                           557,686             187,302
   Uni-President Enterprises Corp.                                   3,828,130           1,699,761
 * Unitech Printed Circuit Board Corp.                                 433,000             271,404
 * United Epitaxy Co., Ltd.                                             78,000     $        41,643
 * Universal Cement Corp.                                              315,500             116,369
   Universal Microelectronics Co., Ltd.                                 69,010              33,118
 * Universal Scientific Industrial Co., Ltd.                           796,000             354,487
   UPC Technology Corp.                                                826,840             313,578
 * Usi Corp.                                                           935,000             368,605
 * Ve Wong Corp.                                                       177,000              65,963
   Via Technologies, Inc.                                              246,000             237,537
 * Visual Photonics Epitacy Co., Ltd.                                   86,000              46,175
 * Walsin Lihwa Corp.                                                3,829,000           1,862,753
   Walsin Technology Corp., Ltd.                                       367,763             311,533
 * Wan Hwa Enterprise Co., Ltd.                                        253,000              84,160
 * Waterland Financial Holdings                                      2,570,000             956,031
 * Wei Chih Steel Industrial Co., Ltd.                                 211,898              55,229
 * Wei Chuan Food Corp.                                                167,000              69,951
 * Winbond Electronics Corp.                                         4,690,000           2,369,568
   Wintek Corp.                                                        108,640             144,951
 * Wistron Corp.                                                       229,000             149,844
   World Peace Industrial Co., Ltd.                                     83,000              80,141
 * WUS Printed Circuit Co., Ltd.                                       475,000             321,121
 * Yageo Corp.                                                       2,343,840           1,232,735
   Yang Ming Marine Transport Corp.                                  1,027,000             902,704
 * Yi Jinn Industrial Co., Ltd.                                        387,000              71,335
   Yosun Industrial Corp.                                               50,000              52,284
 * Yuen Foong Yu Paper Manufacturing Co., Ltd.                       1,505,487             826,451
   Yulon Motor Co., Ltd.                                               435,880             489,856
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                      1,000               1,155
   Yung Shin Pharmaceutical Industrial Co., Ltd.                       268,000             201,695
   Yung Tay Engineering Co., Ltd.                                      456,000             267,748
   Zig Sheng Industrial Co., Ltd.                                      341,120              98,108
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $62,121,548)                                                                    78,035,982
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Taiwan Dollar
    (Cost $2,275,829)                                                                    2,292,121
                                                                                   ---------------
TOTAL -- TAIWAN
  (Cost $64,397,377)                                                                    80,328,103
                                                                                   ---------------
SOUTH KOREA -- (9.7%)
COMMON STOCKS -- (9.7%)
   Aekyung Petrochemical Co., Ltd.                                      10,140             106,490
 * Anam Semiconductor, Inc.                                            296,459             850,038
   Asia Cement Manufacturing Co., Ltd.                                   9,438             207,804
 * AUK Corp.                                                            24,000              70,687
   Baiksan Co., Ltd.                                                    41,550              41,314
   Boo Kook Securities Co., Ltd.                                        17,385              71,918
   BYC Co., Ltd.                                                           810              28,151
   Byuck San Corp.                                                         230               2,548
   Byuck San Engineering and Construction Co., Ltd.                     87,860             199,742
 * Capro Corp.                                                          16,830              20,628

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Cheil Industrial, Inc.                                               80,314     $       984,736
   Cho Kwang Leather Co., Ltd.                                           4,860              12,490
   Choil Aluminium Mfg. Co., Ltd.                                        5,770              19,311
   Chon Bang Co., Ltd.                                                   2,520              63,501
 * Chong Kun Dang                                                       11,299              32,959
   Choong Wae Pharmaceutical                                             9,816              94,258
 * Choongnam Spinning Co., Ltd.                                            714               3,203
   Chosun Refractories Co., Ltd.                                         7,370             133,868
 * CKD Bio Corp.                                                         3,109               7,722
 * D.I Corp.                                                            65,430             101,019
   Dae Chang Industrial Co.                                              6,170              19,454
   Dae Dong Industrial Co., Ltd.                                         3,930              13,745
 * Dae Han Fire & Marine Insurance Co., Ltd.                            12,610              40,823
   Dae Sang Corp.                                                       82,740             195,032
   Dae Won Kang Up Co., Ltd.                                            13,100             112,554
 * Dae Young Packaging Co., Ltd.                                       356,210              21,339
   Daegu Bank Co., Ltd.                                                148,102             876,925
   Daehan Flour Mills Co., Ltd.                                          2,525              88,561
   Daehan Synthetic Fiber Co., Ltd.                                      2,000              20,153
   Daelim Industrial Co., Ltd.                                          54,270           1,804,384
 * Daelim Trading Co., Ltd.                                             27,140             120,022
   Daesung Industrial Co., Ltd.                                          7,690             114,663
   Daewoo Engineering & Construction Co., Ltd.                         419,350           1,475,293
 * Daewoo International Corp.                                           64,190             379,931
   Daewoo Motor Sales Corp.                                             61,560             359,813
 * Daewoo Securities Co., Ltd.                                         324,720           1,047,123
   Daewoong Co., Ltd.                                                   12,340              56,878
   Dahaam E-Tec Co., Ltd.                                                5,985              41,672
   Daishin Securities Co., Ltd.                                        103,481           1,210,849
   Daiyang Metal Co., Ltd.                                              40,000              40,327
 * Daou Technology, Inc.                                                60,000              71,979
   DC Chemical Co., Ltd.                                                38,990             488,175
   Dong Ah Tire Industrial Co., Ltd.                                    42,420             128,103
   Dong Bu Insurance Co., Ltd.                                         132,650             533,767
 * Dong Hai Pulp Co., Ltd.                                              14,310              45,963
   Dong IL Rubber Belt Co., Ltd.                                         7,253              12,276
   Dong Wha Pharmaceutical Industries Co.                                5,167              29,777
 * Dong Won Co., Ltd.                                                    5,520              49,678
   Dong Yang Department Store Co., Ltd.                                  9,000              31,210
   Dong-A Pharmaceutical Co., Ltd.                                      19,920             266,389
   Dongbu Corp.                                                         46,410             218,869
   Dongbu Hannong Chemical Co., Ltd.                                    14,890              69,547
   Dongbu Securities Co., Ltd.                                          22,040              37,235
   Dongbu Steel Co., Ltd.                                               46,108             240,385
   Dong-II Corp.                                                         4,205              88,368
   Dongkook Industries Co., Ltd.                                         1,620               5,082
   Dongkuk Steel Mill Co., Ltd.                                        155,862           1,065,142
 * Dongsu Industrial Co., Ltd.                                           9,880             101,037
   Dongsung Chemical Industries                                          3,770              19,674
   Dongwon F&B Co., Ltd.                                                 6,666             200,712
   Dongwon Financial Holding Co., Ltd.                                 116,926             588,706
 * Dongwon Industries Co., Ltd.                                          1,876              14,018
   Dongyang Express & Construction Corp.                                 5,250              64,460
 * Doosan Corp.                                                         41,820             375,648
   Doosan Heavy Industries & Construction Co., Ltd.                    221,940     $     1,353,048
   DPI Co., Ltd.                                                        33,340              79,530
   Duck Yang Industry Co., Ltd.                                          4,000              26,758
 * Enex Co., Ltd.                                                        5,960              37,433
   F&F Co., Ltd.                                                        23,100              31,677
 * First Fire & Marine Insurance Co., Ltd.                              40,160              36,525
 * Fursys, Inc.                                                         24,120             178,970
   Global & Yuasa Battery Co., Ltd.                                     11,600              14,981
   Green Cross Corp.                                                    10,540             224,923
 * Gwangju Shinsegae Co., Ltd.                                           1,590              46,385
   Halla Engineering & Construction Corp.                                7,450              30,028
   Han Kuk Carbon Co., Ltd.                                             25,070              25,799
   Han Wha Corp.                                                       146,740           1,047,997
   Han Yang Securities Co., Ltd.                                        24,940              56,050
   Hana Securities Co., Ltd.                                            40,790             183,560
   Handok Pharmaceuticals Co., Ltd.                                     18,150             145,607
   Hanil Cement Manufacturing Co., Ltd.                                 15,883             665,331
 * Hanil E-wha Co., Ltd.                                                79,730              77,158
   Hanil Iron & Steel Co., Ltd.                                          1,815              17,007
   Hanjin Heavy Industry Co., Ltd.                                     145,790             567,197
   Hanjin Transportation Co., Ltd.                                      23,460             185,259
 * Hankook Core Co., Ltd.                                                7,001                 511
   Hankook Cosmetics Co., Ltd.                                          30,000              20,875
   Hankook Tire Manufacturing Co., Ltd.                                150,550           1,189,634
   Hankuk Electric Glass Co., Ltd.                                      16,680             699,610
   Hankuk Glass Industries, Inc.                                        22,200             660,289
   Hankuk Paper Manufacturing Co., Ltd.                                  9,800             151,497
 * Hanmi Capital Co., Ltd.                                              28,690              80,542
   Hansae Co., Ltd.                                                      3,260              34,989
 * Hansol Chemical Co., Ltd.                                            12,467              39,514
 * Hansol CSN Co., Ltd.                                                103,640              82,729
   Hansol Paper Co., Ltd.                                               92,914             626,597
 * Hansol Telecom Co., Ltd.                                                543               4,147
   Hanwha Chemical Corp.                                               175,110           1,004,089
   Hanwha Securities Co., Ltd.                                          62,690             117,957
   Heesung Cable, Ltd.                                                   3,660              31,538
   Histeel Co., Ltd                                                      1,080               7,724
   Hotel Shilla, Ltd.                                                   76,920             328,914
   HS R&A Co., Ltd.                                                      4,980              24,132
   Huchems Fine Chemical Corp.                                          45,340             143,279
 * Huneed Technologoes Co., Ltd.                                        90,030              25,061
   Husteel Co., Ltd.                                                    10,370              41,170
   Hwa Sung Industrial Co.                                              26,510              72,522
   Hwashin Co., Ltd.                                                    42,000              35,278
   Hyosung T & C Co., Ltd.                                              61,987             461,013
   Hyundai Cement Co., Ltd.                                             15,435             349,867
 * Hyundai Corp.                                                         6,015              11,903
   Hyundai Department Store Co., Ltd.                                   20,728             488,133
   Hyundai Department Store H & S Co., Ltd.                              8,362              79,619
   Hyundai Development Co.                                             160,560           1,705,019
   Hyundai Fire & Marine Insurance Co., Ltd.                             7,420             232,816

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Hyundai Heavy Industries Co., Ltd.                                  103,890     $     2,533,734
   Hyundai Hysco                                                       170,820             651,943
 * Hyundai Merchant Marine Co., Ltd.                                   171,390           1,158,524
 * Hyundai Mipo Dockyard Co., Ltd.                                      15,693             236,638
   Hyundai Motor Co., Ltd.                                             101,700           3,893,271
   Hyundai Pharmaceutical Ind Co., Ltd.                                  4,200              38,195
 * Hyundai Securities Co., Ltd.                                        249,730           1,018,532
   II Dong Pharmaceutical Co., Ltd.                                      5,840              46,372
 * II Jin Diamond Co., Ltd.                                             14,730             157,797
   II Sung Pharmaceutical Co., Ltd.                                      3,990              48,982
   II Yang Pharmaceutical Co., Ltd.                                      6,107              16,239
   IIShin Spinning Co., Ltd.                                             3,600             115,582
   INI Steel Co., Ltd.                                                 225,530           1,679,713
   ISU Chemical Co., Ltd.                                               14,350              77,622
   Je II Pharmaceutical Co.                                              2,220              40,929
   Jeonbuk Bank, Ltd.                                                   52,970             193,060
 * Jinro, Ltd.                                                          12,210              15,722
   Joongang Constuction Co., Ltd.                                        9,880              43,189
 * KDB Capital Corp.                                                       972               2,793
 * Keang Nam Enterprises Co., Ltd.                                       7,902              27,102
   KEC Corp.                                                             8,020             166,846
   Keyang Electric Machinery Co., Ltd.                                  71,760              64,879
 * KG Chemical Corp.                                                   111,230              42,015
   Kia Motors Corp.                                                     58,630             501,381
   Kodenshi Korea Corp.                                                 38,000              54,380
   Kolon Chemical Co., Ltd.                                             20,220              86,796
   Kolon Engineering & Construction Co., Ltd.                           37,850              85,909
   Kolon Industries, Inc.                                               32,379             172,269
 * Kolon International                                                   1,905               5,601
   Kolon International Corp.                                            11,960              57,775
   Korea Cast Iron Pipe Co., Ltd.                                       44,688              64,521
   Korea Circuit Co.                                                    31,660              97,874
 * Korea Development Co., Ltd.                                          23,520             173,573
 * Korea Development Leasing Corp.                                      61,900              66,400
 * Korea Express Co., Ltd.                                              21,990             428,902
   Korea Fine Chemical Co., Ltd.                                         7,000              73,204
   Korea Flange Co., Ltd.                                                6,860              69,724
   Korea Iron & Steel Co., Ltd.                                         25,230             325,947
   Korea Iron & Steel Works Co., Ltd.                                   21,294             190,815
   Korea Kolmar Co., Ltd.                                               35,185              49,465
   Korea Komho Petrochemical                                            61,750             387,254
 * Korea Mutual Savings Bank                                            14,910              73,449
   Korea Petrochemical Industry Co., Ltd.                               12,300              74,789
   Korea Polyol Co., Ltd.                                                9,750             267,068
   Korea Zinc Co., Ltd.                                                 31,800             516,633
 * Korean Air Co., Ltd.                                                167,698           2,120,543
   Korean Air Terminal Service Co., Ltd.                                 3,490              34,708
   Korean Reinsurance Co., Ltd.                                          9,279             344,550
 * KP Chemical Corp.                                                   201,976             491,054
 * KTB Network, Ltd.                                                   135,720             268,591
   Kuk Dong Electric Wire Co., Ltd.                                      3,740              57,464
   Kukdo Chemical Co., Ltd.                                              8,710              67,169
   Kukdong City Gas Co., Ltd.                                           12,780     $       149,109
 * Kukje Corp.                                                          34,550              41,338
   Kumgang Korea Chemical Co., Ltd.                                      8,410             844,060
   Kumho Industrial Co., Ltd.                                           89,380             617,491
 * Kunsul Chemical Industrial Co. Ltd                                   12,700              49,320
   Kwang Dong Pharmaceutical Co., Ltd.                                 114,660             113,435
   Kyeryong Construction Industrial Co., Ltd.                           17,500             176,925
   Kyobo Securities Co., Ltd.                                           76,680             153,213
   Kyong Dong Boiler Co., Ltd.                                           3,450              37,647
   Kyungbang Co., Ltd.                                                   1,856              85,959
   LG Cable, Ltd.                                                       68,050           1,069,229
   LG Engineering & Construction Corp.                                 104,882           1,636,385
   LG International Corp.                                               72,934             503,084
 * LG Investment & Securities Co., Ltd.                                136,070           1,016,513
   Lotte Confectionary Co., Ltd.                                         1,170             518,136
   Lotte Sam Kang Co., Ltd.                                              2,460             195,704
   Meritz Securities Co., Ltd.                                          73,900             135,293
   Motonic Corp.                                                           640               6,836
   Namhae Chemical Corp.                                               105,810             144,907
   Namyang Dairy Products Co., Ltd.                                      1,320             361,255
   Nexans Korea, Ltd.                                                   45,600              51,598
   Nong Shim Holdings Co., Ltd.                                          1,750              64,373
   Oriental Fire & Marine Insurance Co., Ltd.                           16,810             226,022
   Ottogi Corporation                                                    7,320             159,381
 * Pacific Industries, Inc.                                             12,240             120,370
 * PaperCorea, Inc.                                                     19,552              43,978
 * Partsnic Co., Ltd.                                                   11,310              30,761
 * Pohang Coated Steel Co., Ltd.                                        12,780             163,352
   Poong Lim Industrial Co., Ltd.                                       32,280              57,944
   Poong San Corp.                                                      66,220             545,811
 * Pum Yang Construction Co., Ltd.                                      14,380              97,110
   Pusan City Gas Co., Ltd.                                             21,560             217,304
   Pyung Hwa Industrial Co., Ltd.                                       45,370             119,739
 * Regent Securities Co., Ltd.                                         267,423             213,488
 * Rocket Electric Co., Ltd.                                             3,460               5,340
 * Saehan Industries, Inc.                                              95,610             153,475
 * Saehan Media Corp.                                                   31,250              41,552
 * Sam Jin Pharmaceutical Co., Ltd.                                      2,650              48,627
   Sam Yung Trading Co., Ltd.                                           13,840              15,272
   Sambu Construction Co., Ltd.                                         11,175              72,348
   Samhwa Crown and Closure Co., Ltd.                                    3,100              21,934
   Samhwa Paints Industrial Co., Ltd.                                   33,600              74,994
 * Samlip Industrial Co., Ltd.                                          15,670              55,189
   Samsung Climate Control Co., Ltd.                                    11,990              48,964
   Samsung Corp.                                                       331,070           4,163,830
 * Samsung Engineering Co., Ltd.                                        84,110             402,511
   Samsung Fine Chemicals                                               57,050             745,819
   Samsung Heavy Industries Co., Ltd.                                  491,740           2,119,201
   Samsung Securities Co., Ltd.                                          7,000             124,629

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Samwhan Corp. Co., Ltd.                                              17,730     $        82,100
   Samyang Corp.                                                        22,135             360,736
   Samyang Genex Co., Ltd.                                               5,490             124,712
   Samyang Tongsang Co., Ltd.                                            2,820              28,564
 * Samyoung Chemical Co., Ltd.                                           2,820              17,231
   Samyoung Electronics Co., Ltd.                                       39,200             228,527
   Seah Holdings Corp.                                                   4,619              52,639
   Seah Steel Corp.                                                      6,245              52,599
 * Segye Corp.                                                          20,530              40,163
   Sejong Industrial Co., Ltd.                                          44,050              97,102
   Sejong Securities Co., Ltd.                                          71,510             104,520
   Sempio Foods Co.                                                      3,610              18,677
 * Seoul Securities Co., Ltd.                                          109,220             256,938
 * Shin Dong-Ah Fire & Marine Insurance Co.                             22,873              71,538
   Shin Heung Securities Co., Ltd.                                       9,130              16,126
   Shin Young Securities Co., Ltd.                                      18,390             183,595
   Shin Young Wacoal, Inc.                                                 273               7,963
 * Shin-Ho Paper Manufacturing Co., Ltd.                                38,850              99,869
   Shinmoorim Paper Manufacturing Co., Ltd.                             34,120             141,359
   Shinpoong Pharmaceutical Co., Ltd.                                    4,540              39,332
 * Shinsegae Engineering & Construction Co., Ltd.                        3,980              36,313
 * Shinsung Tongsang Co., Ltd.                                          21,550              36,534
 * SK Chemicals Co., Ltd.                                               37,810             246,039
   SK Gas Co., Ltd.                                                     18,370             288,089
 * SK Networks Co., Ltd.                                                13,708             251,004
 * SKC Co., Ltd.                                                        47,410             343,022
   Song Woun Industries                                                 24,310              44,657
 * Ssang Bang Wool Co., Ltd.                                            52,870             158,593
 * Ssangyong Cement Industry Co., Ltd.                                 397,692             528,527
 * Ssangyong Fire & Marine Insurance Co.                                13,190              32,144
   STX Corp.                                                            10,226              34,334
 * STX Engine                                                            8,711              24,601
 * Sung Chang Enterprise Co., Ltd.                                       9,000              50,342
   Sung Shin Cement Co., Ltd.                                           40,070             595,984
 * Sungwon Corp.                                                        20,600              20,428
 * Sunjin Co., Ltd.                                                      4,240              67,968
   Tae Kwang Industrial Co., Ltd.                                        2,380             309,676
   Tae Kyung Industrial Co., Ltd.                                       63,000              97,825
   Tae Young Corp.                                                      16,270             493,296
   Taegu Department Store Co., Ltd.                                     19,941             112,508
   Tai Han Electric Wire Co., Ltd.                                      84,107             395,337
   Tai Lim Packaging Industries Co., Ltd.                                4,380              10,029
   The Will-Bes & Co., Ltd.                                             10,640              21,651
 * Tong Kook Corp.                                                         607                 814
 * Tong Yang Investment Bank                                           166,420             236,981
 * Tong Yang Major Corp.                                                24,960              46,843
   Tong Yang Moolsan Co., Ltd.                                           4,560               9,739
 * Tongil Heavy Industries Co., Ltd.                                   160,770              71,810
 * Trigem Computer, Inc.                                                60,329             209,228
   TS Corp.                                                              3,881              28,606
   Union Steel Manufacturing Co., Ltd.                                  12,240             526,901
   Wiscom Co., Ltd.                                                     22,000     $        46,588
   Woongjin.Com Co., Ltd.                                               78,940             187,349
   Woori Securities Co., Ltd.                                           64,593             213,422
   Yoo Sung Enterprise Co., Ltd.                                         3,780              46,835
   Youlchon Chemical Co., Ltd.                                          47,300             294,467
 * Young Poong Mining & Construction Corp.                              18,030                 851
 * Youngbo Chemical Co., Ltd.                                           33,000              50,762
   Youngone Corp.                                                      108,650             236,992
   Youngpoong Corp.                                                      1,580              58,291
   Yuhan Corp.                                                           5,179             297,691
   Yuhwa Securities Co., Ltd.                                           17,000              98,671
 * Zinus, Inc.                                                           9,330              24,627
                                                                                   ---------------
TOTAL -- SOUTH KOREA
  (Cost $64,517,828)                                                                    76,069,220
                                                                                   ---------------
SOUTH AFRICA -- (9.6%)
COMMON STOCKS -- (9.6%)
 * ABSA Group, Ltd.                                                  1,028,666           7,365,068
   Advtech, Ltd.                                                       281,863              33,262
   Aeci, Ltd.                                                          164,732             802,648
 * Afgri, Ltd.                                                         474,231             435,824
   African Life Assurance Co., Ltd.                                    224,178             506,132
 * Afrikander Lease, Ltd.                                              246,760              88,629
 * AG Industries, Ltd.                                                 258,225              79,048
 * Allied Electronics Corp., Ltd.                                       83,653             153,704
   Anglo American PLC                                                  233,102           4,921,341
   Argent Industrial, Ltd.                                              44,350              26,426
 * AST Group, Ltd.                                                     195,883              17,676
 * Aveng, Ltd.                                                         625,909             755,448
   Barloworld, Ltd.                                                    340,431           3,621,869
 * Bell Equipment, Ltd.                                                104,995             135,324
 * Bridgestone Firestone Maxiprest, Ltd.                               113,271              22,667
 * Business Connexion Group, Ltd.                                      465,381             260,728
   Bytes Technology Group, Ltd.                                        151,960             135,230
 * Capital Alliance Holdings, Ltd.                                     368,442             603,181
 * Capitec Bank Holdings, Ltd.                                          90,933              81,219
 * Corpcapital, Ltd.                                                   579,166              46,933
 * Datatec, Ltd.                                                       217,667             316,218
 * Dimension Data Holdings PLC                                         960,866             536,691
   Distell Group, Ltd.                                                  15,299              34,549
   Dorbyl, Ltd.                                                         23,741              65,497
 * Ellerine Holdings, Ltd.                                             123,641             605,840
   Gold Reef Casino Resorts, Ltd.                                      344,218             389,477
   Grintek, Ltd.                                                       210,786              37,988
   Group Five, Ltd.                                                    116,245             170,298
   Highveld Steel & Vanadilum Corp., Ltd.                              170,633             484,267
   Hudaco Industries, Ltd.                                              41,570             141,727
   Iliad Africa, Ltd.                                                   76,658              62,848
   Illovo Sugar, Ltd.                                                  440,336             512,338
   Imperial Holdings, Ltd.                                             343,691           3,682,662
 * Investec, Ltd.                                                       69,518           1,287,043
   Iscor, Ltd.                                                         788,334           4,100,969
 * JCI, Ltd.                                                         1,770,853             149,079
 * Johnic Communications, Ltd.                                          48,017             180,204
   Kersaf Investments, Ltd.                                            101,756             592,987
   Liberty Group, Ltd.                                                 480,674           3,848,020
   M Cubed Holdings, Ltd.                                              990,750              47,094
   Metair Investment, Ltd.                                               7,789             181,819

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Metorex, Ltd.                                                       214,682     $        77,995
   Metropolitan Holdings, Ltd.                                       1,070,841           1,270,470
   Murray & Roberts Holdings, Ltd.                                     524,389           1,119,913
   Nampak, Ltd.                                                      1,012,204           2,160,586
   Nedcor, Ltd.                                                        664,231           6,352,281
 * New Clicks Holdings, Ltd.                                           304,410             345,555
   Northam Platinum, Ltd.                                              330,046             460,252
 * Nu-World Holdings                                                    22,465              79,570
   Old Mutual PLC                                                    6,061,892          10,591,213
 * Omnia Holdings, Ltd.                                                 60,733             275,179
 * Palabora Mining Co., Ltd.                                            13,846             125,005
 * Peregrine Holdings, Ltd.                                            302,634             104,116
   PSG Group, Ltd.                                                     151,915              61,715
   Rainbow Chicken, Ltd.                                               382,937             301,860
   Rebserve Holdings, Ltd.                                             388,298             460,443
   Redefine Income Fund, Ltd.                                           83,325              32,365
 * Relyant Retail, Ltd.                                                944,541             210,994
   Sanlam, Ltd.                                                      4,194,220           5,685,064
   Santam, Ltd.                                                        172,709           1,222,259
   Sappi, Ltd.                                                         377,732           5,271,270
 * Tiger Wheels, Ltd.                                                   80,109             246,487
   Tongaat-Hulett Group, Ltd.                                          177,566           1,220,081
 * Trencor, Ltd.                                                       239,789             447,947
   UCS Group, Ltd.                                                     170,047              31,398
 * Value Group, Ltd.                                                   108,971              24,251
                                                                                   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $71,638,862)                                                                    75,698,241
                                                                                   ---------------
MEXICO -- (9.5%)
COMMON STOCKS -- (9.5%)
   Alfa S.A. de C.V. Series A                                        3,021,264           9,928,353
 * Cintra S.A. de C.V.                                                  85,000              14,897
 * Consorcio Hogar S.A. de C.V. Series B                               189,500              61,276
   Controladora Comercial Mexicana S.A. de C.V. Series B             4,793,000           5,628,200
 * Corporacion Geo S.A. de C.V. Series B                             1,728,500           2,226,609
 * Corporacion Interamericana de Entramiento S.A. de C.V.
     Series B                                                        1,414,805           2,987,933
 * Corporacion Mexicana de Restaurantes S.A. de C.V.
     Series B                                                            3,689                 339
   Corporativo Fragua S.A. de C.V. Series B                                 70                 184
 * Desc S.A. de C.V. Series B                                        8,736,833           2,564,815
   El Puerto de Liverpool S.A. Series 1                                 20,000              28,743
   El Puerto de Liverpool S.A. Series C1                               328,600             463,608
 * Empaques Ponderosa S.A. de C.V. Series B                             90,000               4,732
 * Empresas ICA Sociedad Controladora S.A. de C.V.                  14,137,500           4,348,475
   Empresas la Moderna S.A. de C.V. Series A                         2,636,785             559,174
   Fomento Economico Mexicano Series B & D                             488,000           2,087,733
 * GPo Iusacell                                                        143,500             175,799
   Gruma S.A. de C.V. Series B                                       1,222,950           2,052,271
   Grupo Carso S.A. de C.V. Series A-1                                 721,000     $     2,780,003
   Grupo Cementos de Chihuahua, S.A. de C.V.                         1,171,000           1,918,915
   Grupo Corvi S.A. de C.V. Series L                                   284,000              47,037
   Grupo Financiero del Norte S.A. Series C                            650,000           2,272,707
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                     74                  15
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                 75,724              15,926
   Grupo Financiero Inbursa S.A. de C.V. Series O                    2,728,165           3,468,928
 * Grupo Gigante S.A. de C.V. Series B                                 324,076             207,313
 * Grupo Industrial Maseca S.A. de C.V. Series B                     1,824,900             800,388
   Grupo Industrial Saltillo Unique Series                             778,300           1,275,399
 * Grupo Nutrisa S.A. de C.V.                                              428                  96
   Grupo Posadas S.A. de C.V. Series L                                 356,000             205,898
 * Grupo Qumma S.A. de C.V. Series B                                     5,301                  84
 * Grupo Tribasa S.A. de C.V.                                          152,065                   0
   Herdez Common Series                                                319,000             139,771
 * Hylsamex S.A. de C.V.                                             1,026,960           1,457,894
   Industrias Bachoco S.A. de C.V. (Certificate Representing
     Series B and Series L)                                            246,000             398,808
   Industrias Penoles S.A. de C.V.                                   1,277,400           4,589,528
 * Industrias S.A. de C.V. Series B                                     93,000             427,858
 * Jugos del Valle S.A. de C.V. Series B                               155,900             246,183
 * Nueva Grupo Mexico S.A. de C.V. Series B                          4,676,996          13,984,060
 * Organizacion Soriana S.A. de C.V. Series B                        1,796,300           5,651,069
 * Sanluis Corporacion S.A. de C.V. (Certificates representing
     1 share Series B, 1 share Series C & 1 share Series D)              2,400                 978
 * US Commercial Corp. S.A. de C.V.                                    271,000             142,013
   Vitro S.A.                                                        1,471,900           1,547,807
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $52,582,959)                                                                    74,711,819
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Mexican Peso
     (Cost $6,375)                                                                           5,873
                                                                                   ---------------
TOTAL -- MEXICO
  (Cost $52,589,334)                                                                    74,717,692
                                                                                   ---------------
MALAYSIA -- (9.1%)
COMMON STOCKS -- (9.1%)
 * A&M Realty Berhad                                                   427,100             155,039
   ACP Industries Berhad                                               512,000             267,879
 * Advance Synergy Berhad                                              641,000              79,406

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Advanced Synergy Capital Berhad                                     153,500     $        27,491
   Affin Holdings Berhad                                             2,406,100             855,717
   Aluminum Co. of Malaysia                                            250,000              73,073
 * AMBD Berhad                                                       1,990,900             102,154
   AMMB Holdings Berhad                                                938,944             854,290
   Ancom Berhad                                                        375,000              82,924
   Ann Joo Resources Berhad                                            619,200             257,767
   Antah Holding Berhad                                                306,000              12,499
 * Apollo Food Holdings Berhad                                         198,400             111,246
 * Arab Malaysia Corp. Berhad                                        2,000,000             710,710
   Asas Dunia Berhad                                                   524,700             144,999
 * Asia Pacific Land Berhad                                          1,349,000              92,339
   Asiatic Development Berhad                                        1,523,000             701,469
 * Avenue Assets Berhad                                              2,401,600             331,874
   Ayer Hitam Planting Syndicate Berhad                                 27,000              17,049
   Bandar Raya Developments Berhad                                   1,097,000             631,491
   Batu Kawan Berhad                                                   614,500             969,148
 * Berjaya Capital Berhad                                            1,765,900             416,274
 * Berjaya Group Berhad                                              3,516,900             115,855
 * Berjaya Land Berhad                                               2,479,500             515,523
 * Bernas Padiberas Nasional Berhad                                  1,391,800             472,319
   Bimb Holdings Berhad                                              1,029,800             460,266
 * Bina Darulaman Berhad                                               118,000              38,664
 * Binaik Equity Berhad                                                149,800              47,349
   Bolton Properties Berhad                                            747,000             143,588
   Boustead Holdings Berhad                                          1,665,600             767,699
   Cahya Mata Sarawak Berhad                                         1,008,800             443,666
 * Camerlin Group Berhad                                               845,200             198,864
   Chemical Co. of Malaysia Berhad                                     311,000             197,186
   Chin Teck Plantations Berhad                                         81,000             114,982
 * Choo Bee Metal Industries Berhad                                    235,700             141,333
   Commerce Asset Holding Berhad                                     1,104,000           1,417,653
 * Cosway Corp. Berhad                                                 854,100             203,625
   Cycle & Carriage Bintang Berhad                                     249,800             222,013
 * Damansara Realty Berhad                                             391,000              10,847
 * Datuk Keramik Holdings Berhad                                       127,000               4,149
 * Dijaya Corp. Berhad                                                 612,100             130,427
   Diversified Resources Berhad                                      3,284,000           1,572,557
   DNP Holdings Berhad                                                 166,000              31,197
 * E&O Property Development Berhad                                   1,166,000             208,541
   Eastern & Oriental Berhad                                           325,000              77,850
   Eastern Pacific Industrial Corp. Berhad                             207,200             177,931
 * Econstates Berhad                                                   264,000              80,106
   Edaran Otomobil Nasional Berhad                                     735,600           1,713,401
   Esso Malaysia Berhad                                                237,000             163,622
   Europlus Berhad                                                     278,100              52,655
 * Faber Group Berhad                                                  170,300              15,194
   Far East Holdings Berhad                                            159,200             145,599
   FFM Berhad                                                          383,400             867,237
   Focal Aims Holdings Berhad                                          424,000              50,110
   General Corp. Berhad                                                564,000              83,085
   Glomac Berhad                                                       171,600             104,400
 * Gold IS Berhad                                                      734,100             260,864
   Golden Hope Plantations Berhad                                    2,934,800     $     2,639,670
 * Golden Plus Holdings Berhad                                         201,000              36,197
 * Gopeng Berhad                                                       273,900              36,001
 * Grand United Holdings Berhad                                        451,100              74,130
 * Gula Perak Berhad                                                   417,000             177,658
   Guthrie Ropel Berhad                                                191,700             191,708
   Hap Seng Consolidated Berhad                                        662,100             438,563
   Highlands and Lowlands Berhad                                     1,727,900           1,683,159
 * Ho Hup Construction Co. Berhad                                      175,100              73,348
 * Ho Wah Genting Berhad                                               369,000              60,209
   Hong Leong Credit Berhad                                          1,097,137           1,172,114
   Hong Leong Industries Berhad                                        261,000             322,468
   Hong Leong Properties Berhad                                      2,295,741             323,589
   Hume Industries (Malaysia) Berhad                                   270,667             327,423
   Hwang-DBS (Malaysia) Berhad                                         654,000             297,790
   IGB Corp. Berhad                                                  3,872,600           1,242,722
   IJM Corp. Berhad                                                    511,000             625,981
   IJM Plantations Berhad                                              204,400              62,342
 * Insas Berhad                                                      1,680,000             181,193
 * Integrated Logistics Berhad                                         324,000             144,979
   Island & Peninsular Berhad                                          522,500             635,013
   Jaya Tiasa Holdings Berhad                                          302,000             298,659
   Jerneh Asia Berhad                                                  265,700             165,035
 * Johan Holdings Berhad                                               228,000              20,640
   Johor Port Berhad                                                 1,078,200             658,413
 * Johore Tenggara Oil Palm Berhad                                     464,000             149,167
 * K & N Kenanga Holdings Berhad                                     1,454,300             371,529
   Keck Seng (Malaysia) Berhad                                         657,500             278,600
 * Kejora Harta Berhad                                                 601,000              48,963
   Kian Joo Can Factory Berhad                                         598,200             458,447
 * KIG Glass Industrial Berhad                                         260,000              13,700
   Kim Hin Industry Berhad                                             265,000             195,418
   Kim Loong Resources Berhad                                          113,000              44,664
   KPJ Healthcare Berhad                                               478,600             181,501
   Kuala Lumpur Kepong Berhad                                          117,000             195,306
 * Kub Malaysia Berhad                                               1,251,400             223,698
   Kulim Malaysia Berhad                                               576,100             371,123
 * Kumpulan Emas Berhad                                              1,268,000             110,271
   Kwantas Corp. Berhad                                                123,000             173,303
 * Land & General Berhad                                             2,261,700             184,463
   Landmarks Berhad                                                  1,637,000             297,188
 * Leader Universal Holdings Berhad                                  1,621,833             191,916
 * Leong Hup Holdings Berhad                                           286,000              86,514
 * Lien Hoe Corp. Berhad                                               654,850              68,959
   Lingui Development Berhad                                         1,323,000             550,934
   Lion Diversified Holdings Berhad                                  1,044,100             294,281
   Lion Industries Corp. Berhad                                      1,742,581             444,877
   Malayan Cement Berhad                                                67,500              13,956
   Malayawata Steel Berhad                                             645,100             365,231
 * Malaysia Building Society Berhad                                    263,000              51,160
   Malaysia Industrial Development Finance Berhad                    2,898,700             902,176
   Malaysia Mining Corp. Berhad                                      3,286,800           1,735,139
 * Malaysian Airlines System Berhad                                     80,000              98,638
   Malaysian Mosaics Berhad                                          1,097,200             464,128
   Malaysian Plantations Berhad                                      2,514,000           1,504,114

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Maruichi Malaysia Steel Tube Berhad                                 479,000     $       298,540
   Matrix International Berhad                                         316,000              98,878
   Matsushita Electric Co. (Malaysia) Berhad                           160,880             431,587
 * MBF Holdings Berhad                                                  41,850               1,431
   MBM Resources Berhad                                                143,333              93,588
 * Meda, Inc. Berhad                                                   650,100              53,028
   Mega First Corp. Berhad                                             448,000             111,429
   Metro Kajang Holdings Berhad                                        401,500             198,741
 * Metroplex Berhad                                                    817,000              13,953
 * Mieco Chipboard Berhad                                              228,000             144,813
 * MTD Infraperdana Berhad                                           1,747,000             334,005
   Muda Holdings Berhad                                                706,000              96,526
   Muhibbah Engineering Berhad                                         321,600              88,888
   MUI Properties Berhad                                             1,314,000             114,026
 * Mulpha International Berhad                                       5,006,400             837,250
 * Multi-Purpose Holdings Berhad                                     1,974,000             572,032
 * Mutiara Goodyear Development Berhad                                 247,900              58,437
 * MWE Holdings Berhad                                                 360,000              54,956
 * Mycron Steel Berhad                                                 119,750                   0
 * Naluri Berhad                                                     2,010,800             619,724
 * Nam Fatt Berhad                                                     286,100              51,827
   Narra Industries Berhad                                             154,200              79,317
   NCB Holdings Berhad                                               1,310,500             823,508
 * Negri Sembilan Oil Palms Berhad                                     167,600             102,811
 * New Straits Times Press (Malaysia) Berhad                           735,600             754,837
   Nylex (Malaysia) Berhad                                             219,500              60,625
   Oriental Holdings Berhad                                          1,598,716           1,639,781
   Oriental Interest Berhad                                            170,000              60,466
   OSK Holdings Berhad                                                 940,666             407,877
   OSK Property Holdings Berhad                                        186,678              53,623
   Oyl Industries Berhad                                                96,333             919,441
   Pacific & Orient Berhad                                             239,300             120,600
   Pan Malaysia Cement Works Berhad                                  1,271,800             167,126
 * Pan Malaysian Industries Berhad                                   4,041,000              96,011
 * Pan Pacific Asia Berhad                                             100,000               2,368
 * Paracorp Berhad                                                     252,000              23,587
   Paramount Corp. Berhad                                              203,900             136,902
 * PBA Holdings Berhad                                                 504,000             198,671
   Pelangi Berhad                                                    1,655,800             267,608
 * Pernas International Holdings Berhad                              2,030,200             293,787
   Perusahaan Otomobil Nasional Berhad                               1,305,500           2,696,888
   Petaling Garden Berhad                                              636,200             217,845
   Phileo Allied Berhad                                              1,361,100             698,987
 * Pilecon Engineering Berhad                                          210,000               4,699
   PJ Development Holdings Berhad                                    1,043,900             117,982
   PK Resources Berhad                                                  25,000               4,863
   PPB Group Berhad                                                    918,333           1,571,263
 * Premium Nutri                                                       513,100              56,700
 * Prime Utilities Berhad                                               46,000              14,447
 * Promet Berhad                                                       140,000              10,684
 * Pulai Springs Berhad                                                159,800              55,860
   RHB Capital Berhad                                                4,895,100           2,487,471
   Road Builders (Malaysia) Holdings Berhad                            243,000     $       187,332
   Sapura Telecommunications Berhad                                    155,152              88,988
   Sarawak Enterprise Corp. Berhad                                   2,760,200             965,828
   Sarawak Oil Palms Berhad                                             93,000              57,016
   SCB Developments Berhad                                             120,000             142,184
   Scientex, Inc. Berhad                                               116,000              60,663
   Selangor Dredging Berhad                                            619,000              64,395
   Selangor Properties Berhad                                        1,164,600             689,107
   Shell Refining Co. Federation of Malaysia Berhad                     48,000              85,799
 * SHL Consolidated Berhad                                             561,300             195,193
 * Silverstone Corp. Berhad                                              8,690                 559
   Sime Darby Berhad (Malaysia)                                        355,980             492,407
   Sime Engineering Services Berhad                                    222,000              90,634
 * South East Asia Lumber, Inc. Berhad                                 228,800              59,990
   Southern Acids (Malaysia) Berhad                                     44,000              21,317
   Southern Bank Berhad (Foreign)                                    1,350,850             941,947
   Southern Steel Berhad                                               330,000             191,911
 * Store Corp. Berhad                                                  124,630              85,219
   Sunrise Berhad                                                      517,000             371,566
 * Sunway City Berhad                                                1,160,000             509,549
 * Sunway Holdings, Inc. Berhad                                        394,000             168,967
 * Suria Capital Holdings Berhad                                     1,181,600             180,395
 * Symphony House Berhad                                               106,714              44,932
   Ta Enterprise Berhad                                              4,292,200             824,886
   Talam Corp. Berhad                                                  139,050              42,806
   Tan Chong Motor Holdings Berhad                                   2,220,500             688,773
   Tekala Corp. Berhad                                                 337,700              79,551
 * Time Dotcom Berhad                                                6,229,300           1,606,687
   Tiong Nam Transport Holdings Berhad                                 171,500              63,754
   Tradewinds (Malaysia) Berhad                                        782,900             552,804
 * Trengganu Development & Management Berhad                           534,400             137,871
   Tronoh Mines Malaysia Berhad                                        371,000             284,432
   UDA Holdings Berhad                                                 875,200             343,370
   UMW Holdings Berhad                                                 634,443             834,728
   Unico-Desa Plantations Berhad                                       359,000             174,628
   Union Paper Holdings Berhad                                       1,014,100             240,365
 * Uniphone Telecommunications Berhad                                  286,800              84,443
   United Malacca Rubber Estates Berhad                                310,800             282,845
   United Plantations Berhad                                           112,000             138,333
 * Utama Banking Group Berhad                                          955,000             249,797
   VS Industry Berhad                                                  285,500              97,583
   Warisan TC Holdings Berhad                                          109,850              49,427
   Worldwide Holdings Berhad                                           418,600             215,242
   WTK Holdings Berhad                                                 172,300             267,635
   Yeo Hiap Seng (Malaysia) Berhad                                     296,100             147,874
   YTL Corp. Berhad                                                     30,000              34,721
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $64,353,274)                                                                    71,662,310
                                                                                   ---------------
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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Kulim Malaysia Berhad Rights 06/04/04                               144,025     $        47,377
 * Mieco Chipboard Berhad Warrants 04/01/04                             76,000              26,600
 * OSK Property Holdings Berhad Rights 06/28/04                         93,339                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $2,000)                                                                             73,977
                                                                                   ---------------
TOTAL -- MALAYSIA
  (Cost $64,355,274)                                                                    71,736,287
                                                                                   ---------------
ISRAEL -- (8.0%)
COMMON STOCKS -- (8.0%)
 * Afcon Industries, Ltd.                                                2,102               5,656
   American Israeli Paper Mills, Ltd.                                   13,563             724,465
 * Ashtrom Properties, Ltd.                                            171,400              83,567
 * Azorim Investment Development & Construction Co., Ltd.              299,403           2,580,070
   Bank Hapoalim, Ltd.                                               3,775,700           9,674,939
   Bank Leumi Le-Israel                                              4,836,950           8,886,859
   Bank of Jerusalem, Ltd.                                              71,150              60,611
 * Baran Group, Ltd.                                                    94,200             550,252
   Blue Square Chain Stores Properties & Investments, Ltd.              33,400             313,169
   CLAL Industries, Ltd.                                               773,796           3,680,121
   Delta Galil Industries, Ltd.                                         78,554           1,181,433
 * Discount Mortgage Bank, Ltd.                                          3,611             299,793
 * Elbit Medical Imaging                                               192,747           1,452,245
   Elco Industries (1975)                                               11,441              59,674
   Electra Consumer                                                     23,400             281,384
 * Electrochemical Industries (1952), Ltd.                              48,800               1,643
 * Elron Electronic Industries, Ltd.                                   202,296           2,671,158
 * Feuchtwanger Investments 1984, Ltd.                                  10,500               5,751
 * First International Bank of Israel                                  294,660           1,573,971
 * First International Bank of Israel, Ltd.                            434,800             472,783
 * Formula Systems (1985), Ltd.                                         93,700           1,776,268
 * Formula Vision Technologies, Ltd.                                     1,953               2,195
 * Granite Hacarmel Investments, Ltd.                                  142,500             236,624
   IDB Development Corp., Ltd. Series A                                 87,522           1,998,504
   Industrial Building Corp., Ltd.                                     408,034             419,480
   Investec Bank, Ltd.                                                   4,400             125,481
   Israel Cold Storage & Supply Co., Ltd.                                7,000              27,756
   Israel Corp. Series A                                                 4,000             637,877
 * Israel Land Development Co., Ltd.                                   234,969             810,873
 * Israel Petrochemical Enterprises, Ltd.                              253,817           1,175,560
 * Israel Steel Mills, Ltd.                                             97,000                 827
 * Kardan Real Estate, Ltd.                                              3,052               7,838
 * Knafaim-Arkia Holdings, Ltd.                                        117,857           1,492,556
 * Koor Industries, Ltd.                                               125,769           4,769,654
 * Leader Holding & Investments, Ltd.                                  113,800             139,832
 * Liberty Properties, Ltd.                                              3,457     $        25,023
   M.A.Industries, Ltd.                                                227,355             949,113
 * Mehadrin, Ltd.                                                       24,063             422,529
 * Merhav-Ceramic & Building Materials Center, Ltd.                     36,232              47,595
   Middle East Tube Co.                                                 46,200              60,481
   Miloumor, Ltd.                                                       26,800             102,741
 * Minrav Holdings, Ltd.                                                 2,000              79,646
 * Nice Systems, Ltd.                                                   50,930           1,118,429
 * OCIF Investments and Development, Ltd.                                3,380              44,719
   Otzar Hashilton Hamekomi, Ltd.                                        1,050              64,368
   Packer Plada, Ltd.                                                    2,877             187,270
 * Polgat Industries, Ltd. Series B                                     21,900              46,246
   Property and Building Corp., Ltd.                                     7,261             620,967
 * Scitex Corp., Ltd.                                                  365,565           2,071,092
 * Secom                                                                60,500              44,587
 * Shrem Fudim Kelner & Co., Ltd.                                       28,100              73,450
   Super-Sol, Ltd. Series B                                            688,337           1,553,964
 * Team Computer & Systems, Ltd.                                         7,900             143,238
   Tefahot Israel Mortgage Bank, Ltd.                                  150,477           1,395,399
 * Union Bank of Israel, Ltd.                                          373,011           1,236,993
   United Mizrahi Bank, Ltd.                                         1,233,305           4,084,817
 * Urdan Industries, Ltd.                                              183,950              93,229
   Ytong Industries, Ltd.                                              174,250             176,871
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $51,313,718)                                                                    62,823,636
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Israel Shekel
     (Cost $6,027)                                                                           5,961
                                                                                   ---------------
TOTAL -- ISRAEL
  (Cost $51,319,745)                                                                    62,829,597
                                                                                   ---------------
TURKEY -- (7.7%)
COMMON STOCKS -- (7.7%)
 * Adana Cimento Sanayi Ticaret A.S.                               130,533,878              85,442
 * Ak Enerji A.S.                                                  196,467,000             932,651
   Akbank T.A.S.                                                 2,195,623,604           9,214,368
 * Aksa                                                            148,490,460           1,248,874
   Aksigorta A.S.                                                  401,460,655             949,599
 * Alarko Sanayii ve Ticaret A.S.                                   40,047,992             262,656
 * Alternatifbank A.S.                                              92,933,793              43,320
 * Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.             87,865,000             114,284
 * Anadolu Anonim Turk Sigorta Sirketi                             450,118,800             482,188
   Anadolu Cam Sanayii A.S.                                        560,760,663           1,393,116
 * Anadolu Cam Sanayii A.S.                                            933,554               4,103
 * Ayen Enerji A.S.                                                 52,628,000             359,309
 * Bagfas Bandirma Gubre Fabrik                                      7,420,000             160,949
   Bati Cimento A.S.                                               221,759,062             348,278
 * Bolu Cimento Sanayi A.S.                                        290,345,704             333,760
   Borusan                                                          98,343,000             514,033
 * Bossa Ticaret ve Sanayi Isletmeleri A.S.                        360,180,000             314,850
 * Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                  9,261,000             299,223

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   CIMSA A.S. (Cimento Sanayi ve Ticaret)                          480,369,600     $       930,675
 * Dardanel Onentas                                                 16,183,440              13,065
 * Dogan Sirketler Grubu Holdings A.S.                           2,405,888,914           4,088,515
 * Doktas Dokumculuk Ticaret ve Sanayi A.S.                         63,360,000              81,156
 * Eczacibasi Yapi Gere                                            362,756,250             362,937
 * Eregli Demir ve Celik Fabrikalari Turk A.S.                     181,399,500           4,629,705
 * Finansbank                                                    2,461,996,166           2,427,279
 * Goldas Kuyumculuk Sanayi A.S.                                   327,200,000             157,513
 * Goltas Cimento                                                   24,412,000             161,114
 * Gubre Fabrikalari Ticaret A.S.                                   29,241,000              46,636
 * Gunes Sigorta A.S.                                              309,093,552             205,559
 * Ihlas Holding                                                   188,032,000             145,434
 * Is Gayrimenk                                                  1,114,100,400           1,048,598
 * Izmir Demir Celik                                               230,946,541             267,361
   Kartonsan                                                         1,000,000              49,239
 * Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi
     Sanayi ve Ticaret A.S.                                        414,951,000             562,829
 * Kutahya Porslen Sanayii A.S.                                      7,076,000              84,404
 * Mardin Cimento                                                   51,378,750             180,342
 * Marshall Boya ve Vernik Sanayii A.S.                              5,909,000              71,312
 * Marshall Boya ve Vernik Sanayii A.S.                              5,909,000              69,657
 * Medya Holdings A.S. Series C                                     33,508,000             153,983
 * Menderes Tekstil Sanayi ve Ticaret A.S.                         347,650,000             162,246
 * Milpa Ticari ve Sinai Urunler Pazarlama                          48,774,528              34,830
 * Net Holding A.S.                                                123,098,207              96,417
 * Net Turizm Ticaret ve Sanayi                                     92,089,000              78,186
 * Netas Northern Electric Telekomunikasyon A.S.                    24,805,400             472,222
 * Otobus Karoseri Sanayi A.S.                                      98,162,368             369,604
 * Pinar Entegre et ve Yem Sanayii A.S.                             51,591,600              37,199
 * Pinar Sut Mamulleri Sanayii A.S.                                 20,146,500              62,892
 * Raks Elektroniks A.S.                                             5,859,000               4,913
 * Sabah Yayincilik A.S.                                            31,938,000              80,829
 * Sarkuysan Elektrolitik Bakir Sanayi A.S.                         49,559,827              67,354
 * Sarkuysan Elektrolitik Bakir Sanayi A.S. Issue 04               198,239,308             240,290
 * Sasa Suni ve Sentetik Elyat Sanayi A.S.                       1,121,965,000           1,110,041
 * Tat Konserve Sanayii A.S.                                       175,295,920             255,897
 * Tekstil Bankasi A.S.                                            501,024,697             143,683
   Ticaret ve Sanayi A.S.                                           27,299,993              41,622
   Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.             156,597,250             248,578
 * Tofas Turk Otomobil Fabrikasi A.S.                              544,993,508             937,113
   Trakya Cam Sanayii A.S.                                       1,227,824,231           2,777,686
 * Turk Demir Dokum Fabrikalari                                    166,949,478             288,917
   Turk Dis Ticaret Bankasi A.S.                                 1,481,311,972           1,818,154
 * Turk Siemens Kablo ve Elektrik Sanayi A.S.                        9,828,000              68,675
 * Turk Sise de Cam Fabrikalari A.S. Issue 04                      608,032,453     $       992,128
 * Turk Sise ve Cam Fabrikalari A.S.                             1,468,553,271           2,473,562
 * Turkiye Garanti Bankasi A.S.                                  1,892,062,225           5,273,356
   Turkiye Is Bankasi A.S. Series C                              1,617,774,400           5,436,837
 * Ulker Gida Sanayi Ve Ticaret                                    113,147,029             463,439
 * Unye Cimento Sanayi ve Ticaret A.S.                              20,978,642              19,657
   USAS (Ucak Servisi A.S.)                                          3,420,000              36,910
 * Vestel Elektronik Sanayi Ticaret A.S.                           223,134,000             688,252
 * Yapi ve Kredi Bankasi A.S.                                    1,405,653,434           2,956,629
 * Yatak ve Vorgan Sanayi ve Ticaret Yatas                           6,552,000              15,278
                                                                                   ---------------
TOTAL -- TURKEY
  (Cost $32,054,380)                                                                    60,551,712
                                                                                   ---------------
BRAZIL -- (7.6%)
PREFERRED STOCKS -- (6.5%)
 * Acesita SA                                                    4,130,760,696           3,159,052
   Alpargatas-Santista Textil SA                                       430,000              53,420
   Bahia Sul Celulose SA                                               930,690             195,208
   Banco Bradesco SA                                                    72,828           3,119,689
 * Bradespar SA                                                    142,577,592              54,289
   Brasil Telecom Participacoes SA                                   1,406,899               8,085
   Brasileira de Petroleo Ipiranga                                 202,800,000             812,771
 * Braskem SA                                                      142,800,000           2,248,674
   Centrais Electricas de Santa Catarin Celesc Series B              1,250,000             338,819
 * Companhia Siderurgica Paulista                                      720,000             160,310
   Confab Industrial SA                                                600,000             784,124
   Coteminas Cia Tecidos Norte de Minas                             15,097,500             993,833
   Distribuidora de Produtos Petreleo Ipirangi SA                    8,000,000              61,955
   Duratex SA                                                       66,910,000           1,322,439
   Embraco SA                                                          342,000             133,533
   Embratel Participacoes SA                                         1,389,166               3,205
   Gerdau SA                                                           775,552           8,301,084
   Globex Utilidades SA                                                 34,076              89,066
 * Inepar SA Industria e Construcoes                                78,960,001              11,211
   Investimentos Itau SA                                             2,204,851           2,369,201
   Magnesita SA Series A                                            20,000,000              57,761
   Marcopolo SA                                                        326,400             557,166
   Metalurgica Gerdau SA                                               396,800           5,083,240
   Perdigao SA NPV                                                     199,200           1,754,811
   Polialden Petroquimica SA                                           780,000             123,330
   Ripasa SA Papel e Celulose                                        1,298,000           1,135,069
   Sadia SA                                                          3,838,282           4,855,136
   Siderurgica Belgo-Mineira                                        12,307,631           2,740,324
   Siderurgica de Tubarao Sid Tubarao                              160,870,000           4,516,715
   Suzano de Papel e Celulose                                          408,508           1,687,287
   Suzano Petroquimica SA                                               94,000             106,163
   Tele Celular Sul Participacoes SA                                 1,443,880               1,840
 * Tele Leste Celular Participacoes SA                               1,784,040                 426
   Tele Norte Celular Participacoes SA                               1,390,958                 247

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Tele Norte Leste Participacoes SA                                 7,538,375     $        85,138
   Telemar Norte Leste SA Series A                                  73,000,000           1,158,955
   Telemig Celular Participacoes SA                                  1,422,616               2,029
   Telenordeste Celular Participacoes SA                             1,437,735               1,735
 * Telesp Celular Participacoes                                      1,389,246               3,878
   Uniao des Industrias Petroquimicas SA Series B                    2,153,712           1,299,594
   Unibanco-Uniao de Bancos Brasileiros SA                           1,850,000              71,158
   Usinas Siderurgicas de Minas Gerais SA                               41,925             403,963
 * Usinas Siderurgicas de Minas Gerais SA                            6,900,000               8,238
   Vale do Rio Doce Series B                                           239,144                   0
   Votorantim Celulose e Papel SA                                   26,200,000           1,631,772
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $20,655,586)                                                                    51,505,943
                                                                                   ---------------
COMMON STOCKS -- (1.1%)
   Brasil Telecom Participacoes SA                                  51,256,779             261,329
 * Embratel Participacoes                                           50,000,000             222,814
   Eternit SA                                                          880,000              75,818
   Forjas Taurus SA                                                    254,000             119,664
   Sao Pau Alpargatas SA                                               470,000              30,332
   Siderurgica Nacional Sid Nacional                               151,600,000           7,044,337
   Tele Celular Sul Participacoes SA                                50,433,301              53,704
   Tele Centro Oeste Celular Participacoes SA                       50,291,117             158,712
 * Tele Leste Celular Participacoes                                 64,212,621              13,675
 * Tele Norte Celular Participacoes                                 50,064,513              11,309
   Tele Norte Leste Participacoes SA                                51,468,358             506,380
   Telemig Celular Participacoes SA                                 51,793,284             133,703
   Telenordeste Celular Participacoes SA                            50,517,828              50,208
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $3,046,240)                                                                      8,681,985
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tele Celular Sul Participacoes SA Rights 06/07/04                 2,059,938                  70
 * Tele Celular Sul Participacoes SA Rights 06/07/04                    29,487                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                     70
                                                                                   ---------------
TOTAL -- BRAZIL
  (Cost $23,701,826)                                                                    60,187,998
                                                                                   ---------------
INDONESIA -- (6.7%)
COMMON STOCKS -- (6.7%)
 * PT Apac Centretex Corporation Tbk                                   774,000              12,518
   PT Asahimas Flat Glass Co., Ltd.                                  5,333,500           1,073,549
   PT Astra Agro Lestari Tbk                                        12,738,500           3,438,018
   PT Astra Graphia Tbk                                             18,779,000             506,690
   PT Bank Central Asia Tbk                                          1,277,000     $       509,324
 * PT Bank NISP Tbk                                                 44,791,078           2,469,042
   PT Bank Pan Indonesia Tbk                                       105,175,000           3,291,209
   PT Berlian Laju Tanker Tbk                                       27,228,400           2,708,166
   PT Bhakti Investama Tbk                                          31,933,500           1,016,798
   PT Branta Mulia Tbk                                                 180,000              15,040
 * PT Budi Acid Jaya Tbk                                             6,410,000              62,401
   PT Charoen Pokphand Indonesia Tbk                                13,979,000             348,144
 * PT Clipan Finance Indonesia Tbk                                  12,461,000             419,129
 * PT Davomas Adabi Tbk                                             14,203,500             903,334
   PT Dynaplast Tbk                                                  3,040,000             499,857
 * PT Eterindo Wahanatama Tbk                                        4,599,000              69,583
 * PT Ever Shine Textile Tbk                                        19,347,215             192,951
 * PT Great River International                                      1,788,000              78,561
 * PT Hero Supermarket Tbk                                             220,000              23,754
 * PT Indocement Tunggal Prakarsa Tbk                                  166,000              28,671
   PT Indorama Synthetics Tbk                                        7,901,320             358,832
   PT International Nickel Indonesia Tbk                             1,880,500           6,581,357
 * PT Jaya Real Property                                             5,189,500             922,735
 * PT Karwell Indonesia                                              1,466,500              52,573
 * PT Kawasan Industry Jababeka Tbk                                    534,000               4,616
   PT Komatsu Indonesia Tbk                                          6,049,000             840,493
   PT Lautan Luas Tbk                                                7,721,000             191,363
 * PT Lippo Land Development Tbk                                       386,400              29,162
 * PT Makindo Tbk                                                    1,450,000             156,334
   PT Matahari Putra Prima Tbk Foreign                              12,852,500             694,066
   PT Mayorah Indah                                                  8,497,572             848,289
 * PT Medco Energi International Tbk                                31,249,000           4,724,273
 * PT Metrodata Electronics Tbk                                     18,582,000             150,390
 * PT Modern Photo Tbk                                               1,266,500              85,845
 * PT Mulia Industrindo                                              5,260,000             124,567
 * PT Mutlipolar Corporation Tbk                                     3,195,000              94,803
 * PT Panasia Indosyntec Tbk                                           403,200              17,171
   PT Panin Insurance Tbk                                           27,086,000             699,285
 * PT Rig Tenders Indonesia Tbk                                        276,000             207,225
   PT Sari Husada Tbk                                                        1                   2
   PT Selamat Semp Tbk                                              10,624,000             281,631
   PT Semen Gresik Tbk                                               8,421,591           8,432,842
 * PT Sinar Mas Agro Resources and Technology Tbk                    1,688,580             505,697
   PT Summarecon Agung Tbk                                           2,250,000             109,425
 * PT Sunson Textile Manufacturer Tbk                                6,012,000              69,054
 * PT Suparma Tbk                                                    3,995,345              77,401
 * PT Surya Dumai Industri Tbk                                       5,145,000             189,991
   PT Surya Toto Indonesia                                              46,400              19,511
   PT Tempo Scan Pacific                                             6,466,000           4,846,756
   PT Tigaraksa Satria Tbk                                              68,400              24,797
   PT Timah Tbk                                                      5,855,000           1,232,169
 * PT Trias Sentosa Tbk                                             29,527,200             621,216
   PT Trimegah Sec Tbk                                              34,298,000             501,459
   PT Tunas Ridean Tbk                                              10,810,000             395,706
   PT Ultrajaya Milk Industry & Trading Co.                         13,717,500             576,390

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   PT Unggul Indah Corp. Tbk                                           371,435     $        93,610
                                                                                   ---------------
TOTAL -- INDONESIA
  (Cost $38,777,964)                                                                    52,427,775
                                                                                   ---------------
THAILAND -- (5.9%)
COMMON STOCKS -- (5.9%)
 * Adkinson Securities Public Co., Ltd. (Foreign)                    1,753,500             408,444
 * Advance Agro Public Co., Ltd. (Foreign)                           1,587,830             880,606
   American Standard Sanitaryware (Thailand)
     Public Co. Ltd. (Foreign)                                           4,150              22,300
   Bangkok Expressway Public Co., Ltd. (Foreign)                     4,575,300           2,638,946
 * Bangkok Land Co., Ltd. (Foreign)                                 11,962,000             277,157
 * Bank of Ayudhya Public Co., Ltd. (Foreign)                       12,208,000           3,701,218
   Banpu Public Co., Ltd. (Foreign)                                  1,122,000           3,401,676
   Big C Supercenter Public Co., Ltd. (Foreign)                      1,274,800             562,458
   Capital Nomura Securities Public Co., Ltd. (Foreign)                370,100             693,310
   Central Plaza Hotel Public Co., Ltd. (Foreign)                      723,000             261,969
   Charoen Pokphand Foods Public Co., Ltd. (Foreign)                11,854,940           1,016,889
   Eastern Water Resources Development & Management
     Public Co., Ltd. (Foreign)                                        715,900             882,302
   Hana Microelectronics Public Co., Ltd. (Foreign)                    187,000             576,165
   ICC International Public Co., Ltd.                                2,755,000           2,410,710
   Kang Yong Electric Public Co., Ltd. (Foreign)                       236,200             317,301
 * Kasikornbank PCL (Foreign)                                        1,530,000           1,857,345
   Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                  545,800             699,571
   Modernform Group Public Co., Ltd. (Foreign)                          46,000              32,881
   Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)           134,300             880,547
   National Finance and Securities Public Co., Ltd. (Foreign)        9,023,000           3,291,605
   National Petrochemical Public Co., Ltd. (Foreign)                 2,010,600           4,460,291
 * Pacific Assets Public Co., Ltd. (Foreign)                           380,000              54,794
 * Padaeng Industry Public Co., Ltd. (Foreign)                       1,600,800             556,354
   Regional Container Lines Public Co., Ltd.                         6,950,000           2,466,847
   Saha Pathana Inter-Holding Public Co., Ltd.                       3,316,000           1,087,079
   Saha Pathanapibul Public Co., Ltd. (Foreign)                      1,367,000             379,067
   Saha-Union Public Co., Ltd. (Foreign)                             3,025,300           1,528,683
 * Samart Corporation Public Co., Ltd.                               4,552,000             796,628
   Siam Food Products Public Co., Ltd. (Foreign)                        97,100     $       191,472
   Siam Industrial Credit Public Co., Ltd.                           4,055,050             704,661
 * Standard Chartered Nakornthon Bank
     Public Co., Ltd. (Foreign)                                            839              68,245
 * Thai Military Bank Public Co., Ltd. (Foreign)                    24,588,200           2,157,604
   Thai Plastic and Chemicals Public Co., Ltd. (Foreign)                29,000             128,666
   Thai Rayon Public Co., Ltd.                                          16,500             132,586
   Thai Rung Union Car Public Co., Ltd. (Foreign)                    5,386,250           2,031,295
 * TPI Polene Public Co., Ltd. (Foreign)                             3,890,162           3,116,349
 * Tuntex (Thailand) Public Co., Ltd. (Foreign)                      1,987,600              94,064
 * United Communication Industry Public Co., Ltd. (Foreign)            864,400             937,481
 * Vinythai Public Co., Ltd. (Foreign)                               1,217,358             344,364
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $26,470,237)                                                                    46,049,930
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Bangkok Land (Foreign) Warrants 2006                              3,987,330                   0
 * Ch Karnchang Public Co., Ltd. Warrants 03/30/07                   1,501,400             305,313
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                305,313
                                                                                   ---------------
TOTAL -- THAILAND
  (Cost $26,470,237)                                                                    46,355,243
                                                                                   ---------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 * Amica Wronki SA                                                     174,355           2,079,937
   Bank Przemyslowo Handlowy Pbk                                         9,050           1,004,133
 * Big Bank Gdanski SA                                               2,399,724           1,933,901
 * Budimex SA                                                           66,643             823,018
   Debica SA                                                            73,315           2,522,978
 * Huta Ferrum SA                                                        4,233               7,154
 * Impexmetal SA                                                       241,068           2,121,248
 * Kredyt Bank SA                                                    1,032,878           2,476,774
   Lentex SA                                                           104,119             809,554
 * Mostostal Export SA                                                 654,595             295,945
 * Mostostal Warszawa SA                                               183,300             645,984
 * Mostostal Zabrze Holding SA                                         140,376              41,915
 * Netia Holdings SA                                                   499,050             559,350
   Orbis SA                                                            561,018           3,476,476
   Polifarb Cieszyn Wroclaw SA                                         929,467           2,512,610
   Polski Koncern Naftowy Orlen S.A.                                    77,519             580,249
   Przedsiebiorstwo Farmaceutyczne JELFA SA                            139,333           2,517,260
   Raciborska Fabryka Kotlow SA                                        291,972           1,086,430
 * Sokolowskie Zaklady Miesne SA                                       640,477             980,221
                                                                                   ---------------
TOTAL -- POLAND
  (Cost $19,409,618)                                                                    26,475,137
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
CHILE -- (3.2%)
COMMON STOCKS -- (3.2%)
   Banco de Credito e Inversiones SA Series A                           54,733     $       908,970
   Banmedica SA                                                        347,000             134,464
   CAP SA (Compania de Aceros del Pacifico)                            199,310             740,812
   Cementos Bio-Bio S.A.                                                62,327              93,651
   Cervecerias Unidas SA                                               143,000             568,834
   Consumidores de Gas de Santiago SA                                  103,000             439,858
   COPEC (Cia de Petroleos de Chile)                                   947,488           6,503,911
   Cristalerias de Chile SA                                             12,500              92,902
   CTI SA (Cia Tecno Industrial)                                     4,900,000              82,345
   Empresa Nacional de Electricidad SA                               2,479,503           1,035,332
   Empresa Nacional de Telecomunicaciones SA                            81,000             462,491
   Empresas Iansa SA                                                 4,994,997             142,206
 * Enersis SA                                                        6,762,242             832,111
 * Forestal Terranova SA                                               147,795              73,268
   Industrias Forestales Inforsa SA                                  2,387,597             377,673
   Inversiones Frimetal SA                                           4,900,000                   0
 * Madeco Manufacturera de Cobre SA                                  1,194,560              74,631
   Maderas y Sinteticos SA                                           1,379,095             562,762
   Manufacturera de Papeles y Cartones SA                              285,547           4,877,671
   Minera Valparaiso SA                                                  7,500              78,292
   Parque Arauco S.A.                                                  455,207             188,635
   Sociedad Industrial Pizarreno SA                                     63,000             109,609
   Sociedad Quimica y Minera de Chile SA Series A                       43,364             164,608
   Sociedad Quimica y Minera de Chile SA Series B                      945,090           3,355,985
   Soquimic Comercial SA                                               150,000              37,960
   Sud Americana de Vapores SA                                         410,000             496,085
   Telecomunicaciones de Chile SA Series A                             384,000           1,135,753
   Telecomunicaciones de Chile SA Series B                             372,166           1,059,547
   Vina de Concha y Toro SA                                            350,000             315,540
   Vina San Pedro SA                                                 4,500,000              40,925
   Vina Sta Carolina SA Series A                                       163,489              46,545
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $18,437,682)                                                                    25,033,376
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Chilean Pesos
     (Cost $16,524)                                                                         17,613
                                                                                   ---------------
TOTAL -- CHILE
  (Cost $18,454,206)                                                                    25,050,989
                                                                                   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Danubius Hotel & Spa RT                                             171,412           3,331,133
   Egis RT                                                              42,143           1,638,277
 * Fotex First Hungarian-American Photo Service Co.                  2,356,737           1,715,056
   Globus Konzervipari RT                                              317,900           1,312,138
   Magyar Olay-Es Gazipari RT                                          183,209     $     7,026,592
 * Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                   84,611             407,449
 * North American Business Industries RT                               121,832             515,518
 * Pannonplast P.L.C.                                                  138,882           1,067,699
 * Raba Hungarian Railway Carriage & Machine Works                     482,083           1,755,549
 * Synergon Information Systems Ltd., Budapest                         247,161             490,822
 * Tiszai Vegyi Kombinat RT                                            251,242           4,603,479
                                                                                   ---------------
TOTAL -- HUNGARY
  (Cost $21,409,826)                                                                    23,863,712
                                                                                   ---------------
PHILIPPINES -- (2.4%)
COMMON STOCKS -- (2.4%)
   Aboitiz Equity Ventures, Inc.                                     5,782,000             300,794
   Alaska Milk Corp.                                                 7,953,000             419,986
 * Alsons Consolidated Resources, Inc.                              16,904,000              45,360
 * Bacnotan Consolidated Industries, Inc.                            1,696,970             303,572
 * Belle Corp.                                                      30,800,000             270,260
 * Cebu Holdings, Inc.                                               7,763,250              62,495
 * Digital Telecommunications (Philippines), Inc.                  131,630,000           1,528,581
 * Equitable PCI Bank, Inc.                                          2,841,900           2,208,765
 * Fil-Estate Land, Inc.                                             3,196,340              14,943
 * Filinvest Development Corp.                                       5,283,500              89,319
 * Filinvest Land, Inc.                                            151,904,100           2,824,806
 * Filipina Water Bottling Corp.                                     5,471,786                   0
 * First E-Bank Corp.                                                  409,000               5,488
   Keppel Philippines Marine, Inc.                                   9,725,165              46,973
 * Kuok Philippine Properties, Inc.                                  4,300,000              11,579
 * Megaworld Properties & Holdings, Inc.                           179,870,000           3,610,062
   Metro Bank and Trust Co.                                            349,020             156,068
 * Mondragon International Philippines, Inc.                         2,464,000               5,510
   Petron Corp.                                                     15,160,000             826,760
 * Philippine National Bank                                          3,619,900           1,542,227
 * Philippine National Construction Corp.                              398,900              23,192
 * Philippine Realty & Holdings Corp.                               20,930,000               7,488
   Philippine Savings Bank                                           1,095,390             529,079
 * Prime Orion Philippines, Inc.                                    14,400,000              41,161
 * RFM Corp.                                                         2,488,200              28,296
   Robinson's Land Corp. Series B                                   16,019,000             510,086
   Security Bank Corp.                                               2,713,200             812,897
   SM Development Corp.                                             21,996,400             418,121
 * Solid Group, Inc.                                                19,668,000             125,721
   Soriano (A.) Corp.                                               20,195,000             332,575
 * Swift Foods, Inc.                                                 1,238,566               5,481
   Union Bank of the Philippines                                       547,400             225,254
   Universal Robina Corp.                                           16,140,300           1,933,492
 * Urban Bank, Inc.                                                     14,950                 141
                                                                                   ---------------
TOTAL -- PHILIPPINES
  (Cost $28,471,071)                                                                    19,266,532
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
ARGENTINA -- (2.3%)
COMMON STOCKS -- (2.3%)
 * Acindar Industria Argentina de Aceros SA Series B                 2,261,067     $     2,179,804
 * Alpargatas SA Industrial y Comercial                                  6,363               3,169
 * Banco del Sud Sociedad Anonima Series B                             310,563             274,451
 * Banco Frances del Rio de la Plata SA                                178,000             320,325
 * Banco Suquia SA                                                     327,868              52,154
 * Capex SA Series A                                                   131,575             134,246
 * Celulosa Argentina SA Series B                                       10,843               7,840
 * Central Costanera SA Series B                                       261,000             333,815
 * Central Puerto SA Series B                                          161,000              82,781
   Cresud SA Comercial Industrial Financiera y Agropecuaria            535,252             533,215
   DYCASA SA (Dragados y Construcciones Argentina) Series B             55,000              46,484
 * Garovaglio y Zorraquin SA                                            65,800               9,092
 * Grupo Financiero Galicia SA Series B                              1,697,935             916,670
 * IRSA Inversiones y Representaciones SA                            1,257,197             880,730
 * Juan Minetti SA                                                     806,693             824,362
 * Ledesma S.A.A.I.                                                    825,405             477,444
 * Metrogas SA Series B                                                176,000              67,870
 * Molinos Rio de la Plata SA Series B                                 307,214             385,024
 * Polledo SA Industrial y Constructora y Financiera                    50,000               7,536
 * Renault Argentina SA                                              2,501,957             393,966
   Siderar SAIC Series A                                               645,512           2,821,149
 * Sol Petroleo SA                                                     173,000              28,353
   Solvay Indupa S.A.I.C.                                            1,334,322           1,106,275
 * Telecom Argentina Stet-France SA Series B                           476,600             781,101
   Tenaris SA                                                        1,660,259           5,175,238
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $17,705,390)                                                                    17,843,094
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Argentine Peso
     (Cost $479,488)                                                               $       480,676
                                                                                   ---------------
TOTAL -- ARGENTINA
  (Cost $18,184,878)                                                                    18,323,770
                                                                                   ---------------
CZECH REPUBLIC -- (0.1%)
COMMON STOCKS -- (0.1%)
 * CEZ A.S. (Cost $951,800)                                            132,655             942,790
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $284)                                                                               410
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (1.6%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04 (Collateralized by
     $12,956,000 FNMA Discount Notes 0.96%, 06/16/04,
     valued at $12,949,522) to be repurchased at $12,759,262
     (Cost $12,758,000)                                        $        12,758          12,758,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $609,462,510)++                                                            $   787,583,208
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $610,344,890.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (Cost $609,463)                                               $    787,583
Cash                                                                                      1,889
Receivables:
   Investment Securities Sold                                                             1,549
   Dividends and Interest                                                                 2,494
   Fund Shares Sold                                                                         284
Prepaid Expenses and Other Assets                                                             5
                                                                                   ------------
      Total Assets                                                                      793,804
                                                                                   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                        1,595
   Due to Advisor                                                                            64
   Fund Shares Redeemed                                                                   3,500
Deferred Thailand Capital Gains Tax                                                       3,811
Deferred Chilean Repatriation Tax                                                           107
Accrued Expenses and Other Liabilities                                                      224
                                                                                   ------------
      Total Liabilities                                                                   9,301
                                                                                   ------------
NET ASSETS applicable to 36,861,017 shares outstanding $0.01 par value shares      $    784,503
                                                                                   ============
   (Authorized 200,000,000)

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $      21.28
                                                                                   ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $    585,778
Accumulated Net Investment Income (Loss)                                                  2,186
Accumulated Net Realized Gain (Loss)                                                     23,117
Accumulated Net Realized Foreign Exchange Gain (Loss)                                      (776)
Deferred Thailand Capital Gains Tax                                                      (3,811)
Unrealized Net Foreign Exchange Gain (Loss)                                                (111)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign
   Currency Transactions                                                                178,120
                                                                                   ------------
      Total Net Assets                                                             $    784,503
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,487)                                                $   10,167
   Interest                                                                                                   64
                                                                                                      ----------
          Total Investment Income                                                                         10,231
                                                                                                      ----------
EXPENSES
   Investment Advisory Services                                                                              389
   Accounting & Transfer Agent Fees                                                                          333
   Custodian Fees                                                                                            532
   Legal Fees                                                                                                 21
   Audit Fees                                                                                                 11
   Shareholders' Reports                                                                                      34
   Directors' Fees and Expenses                                                                                4
   Other                                                                                                      35
                                                                                                      ----------
          Total Expenses                                                                                   1,359
                                                                                                      ----------
   NET INVESTMENT INCOME (LOSS)                                                                            8,872
                                                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                                 24,718
   Net Realized Gain (Loss) on Foreign Currency Transactions                                                (776)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                                                          37,019
   Translation of Foreign Currency Denominated Amounts                                                       (97)
   Deferred Thailand Capital Gains Tax                                                                     1,589
                                                                                                      ----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                          62,453
                                                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       $   71,325
                                                                                                      ----------
                                                                                                      ----------

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  SIX MONTHS       YEAR
                                                                                     ENDED         ENDED
                                                                                    MAY 31,       NOV. 30,
                                                                                     2004          2003
                                                                                  -----------   -----------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                   $     8,872   $     9,519
   Net Realized Gain (Loss) on Investment Securities Sold                              24,718         9,445
   Net Realized Gain (Loss) on Foreign Currency Transactions                             (776)         (301)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                                       37,019       164,617
   Translation of Foreign Currency Denominated Amounts                                    (97)          (93)
   Deferred Thailand Capital Gains Tax                                                  1,589        (3,793)
                                                                                  -----------   -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations              71,325       179,394
                                                                                  -----------   -----------
Distributions From:
   Net Investment Income                                                               (2,587)      (10,213)
   Net Long-Term Gains                                                                 (6,727)           --
                                                                                  -----------   -----------
          Total Distributions                                                          (9,314)      (10,213)
                                                                                  -----------   -----------
Capital Share Transactions (1):
   Shares Issued                                                                      123,117       187,083
   Shares Issued in Lieu of Cash Distributions                                          9,314        10,213
   Shares Redeemed                                                                    (27,662)      (94,351)
                                                                                  -----------   -----------
          Net Increase (Decrease) from Capital Share Transactions                     104,769       102,945
                                                                                  -----------   -----------
          Total Increase (Decrease)                                                   166,780       272,126

NET ASSETS
   Beginning of Period                                                                617,723       345,597
                                                                                  -----------   -----------
   End of Period                                                                  $   784,503   $   617,723
                                                                                  ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                     5,573        11,549
      Shares Issued in Lieu of Cash Distributions                                         454           597
      Shares Redeemed                                                                  (1,257)       (7,037)
                                                                                  -----------   -----------
                                                                                        4,770         5,109
                                                                                  ===========   ===========

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS         YEAR          YEAR            YEAR           YEAR          YEAR
                                         ENDED           ENDED         ENDED           ENDED          ENDED         ENDED
                                        MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                         2004            2003           2002            2001          2000           1999
                                      -----------     -----------    -----------    -----------    -----------    -----------
                                      (UNAUDITED)
Net Asset Value, Beginning of Period  $     19.25     $     12.81    $     12.28    $     14.14    $     20.88    $     14.74
                                      -----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.37            0.33           0.23           0.38           0.19           0.22
   Net Gains (Losses) on Securities
      (Realized and Unrealized)              1.95            6.45           0.83          (0.92)         (5.75)          8.62
                                      -----------     -----------    -----------    -----------    -----------    -----------
      Total from Investment
        Operations                           2.32            6.78           1.06          (0.54)         (5.56)          8.84
                                      -----------     -----------    -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.08)          (0.34)         (0.32)         (0.33)         (0.16)         (0.25)
   Net Realized Gains                       (0.21)             --          (0.21)         (0.99)         (1.02)         (2.45)
                                      -----------     -----------    -----------    -----------    -----------    -----------
      Total Distributions                   (0.29)          (0.34)         (0.53)         (1.32)         (1.18)         (2.70)
                                      -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period        $     21.28     $     19.25    $     12.81    $     12.28    $     14.14    $     20.88
                                      ===========     ===========    ===========    ===========    ===========    ===========
Total Return                                12.16%#         53.30%          8.79%         (4.34)%       (28.02)%        71.69%

Net Assets, End of Period
  (thousands)                         $   784,503     $   617,723    $   345,597    $   279,096    $   295,276    $   360,430
Ratio of Expenses to Average Net
   Assets                                    0.35%*          0.42%          0.40%          0.52%          0.54%          0.52%
Ratio of Net Investment Income to
   Average Net Assets                        2.28%*          2.39%          1.67%          3.16%          1.46%          1.51%
Portfolio Turnover Rate                         7%#            10%            15%            19%            19%            18%

----------
*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

      Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

      The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

      4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

      5. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $10,981.

      6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

      The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

      The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

      The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2004, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2004, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                   $   154,484
          Sales                                            51,410

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

          Gross Unrealized Appreciation               $   233,027
          Gross Unrealized Depreciation                   (55,789)
                                                      -----------
          Net                                         $   177,238
                                                      ===========

      Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2003, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $2,805,362 and $1,692,377 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

      The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2004.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Fund under the line of credit during the six months ended May 31, 2004.

G. REIMBURSEMENT FEES:

      Until March 30, 2002, shares of the Fund were sold at a public offering price which was equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to Paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

      Effective March 30, 2002, the Fund no longer charges reimbursement fees.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect:
(310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
   Statement of Assets and Liabilities                                         1
   Statement of Operations                                                     2
   Statements of Changes in Net Assets                                         3
   Financial Highlights                                                        4
   Notes to Financial Statements                                               5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
   Schedule of Investments                                                     7
   Statement of Assets and Liabilities                                        10
   Statement of Operations                                                    11
   Statements of Changes in Net Assets                                        12
   Financial Highlights                                                       13
   Notes to Financial Statements                                              14

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
   (9,061,956 Shares, Cost $131,003)++ at Value+                                        $     152,694
Receivable for Fund Shares Sold                                                                   135
Prepaid Expenses and Other Assets                                                                  15
                                                                                        -------------
      Total Assets                                                                            152,844
                                                                                        -------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                                135
   Due To Advisor                                                                                   1
Accrued Expenses and Other Liabilities                                                             13
                                                                                        -------------
      Total Liabilities                                                                           149
                                                                                        -------------
NET ASSETS                                                                              $     152,695
                                                                                        =============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                                 9,258,907
                                                                                        =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $       16.49
                                                                                        =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                         $     139,091
Accumulated Net Investment Income (Loss)                                                          236
Accumulated Net Realized Gain (Loss)                                                           (8,323)
Unrealized Appreciation (Depreciation) from Investment Securities                              21,691
                                                                                        -------------
      Total Net Assets                                                                  $     152,695
                                                                                        =============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $138,119.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)

                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                  $         538
                                                                                        -------------

EXPENSES
   Administrative Services                                                                          7
   Accounting & Transfer Agent Fees                                                                 2
   Legal Fees                                                                                       2
   Audit Fees                                                                                       1
   Filing Fees                                                                                      9
   Shareholders' Reports                                                                           11
   Directors' Fees and Expenses                                                                     3
   Other                                                                                            1
                                                                                        -------------
          Total Expenses                                                                           36
                                                                                        -------------
   NET INVESTMENT INCOME (LOSS)                                                                   502
                                                                                        -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                        (243)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                   10,186
                                                                                        -------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                     9,943
                                                                                        -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $      10,445
                                                                                        =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                         SIX MONTHS         YEAR
                                                                                            ENDED           ENDED
                                                                                           MAY 31,        NOV. 30,
                                                                                            2004            2003
                                                                                        -------------   -------------
                                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                         $         502   $       1,201
   Net Realized Gain (Loss) on Investment Securities Sold                                        (243)         (1,839)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                   10,186          16,089
                                                                                        -------------   -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                      10,445          15,451
                                                                                        -------------   -------------
Distributions From:
   Net Investment Income                                                                       (1,280)         (1,007)
                                                                                        -------------   -------------
          Total Distributions                                                                  (1,280)         (1,007)
                                                                                        -------------   -------------
Capital Share Transactions (1):
   Shares Issued                                                                               45,444          28,650
   Shares Issued in Lieu of Cash Distributions                                                  1,280           1,007
   Shares Redeemed                                                                             (6,615)        (10,528)
                                                                                        -------------   -------------
          Net Increase (Decrease) from Capital Share Transactions                              40,109          19,129
                                                                                        -------------   -------------
          Total Increase (Decrease)                                                            49,274          33,573

NET ASSETS
   Beginning of Period                                                                        103,421          69,848
                                                                                        -------------   -------------
   End of Period                                                                        $     152,695   $     103,421
                                                                                        =============   =============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                             2,777           2,120
      Shares Issued in Lieu of Cash Distributions                                                  81              82
      Shares Redeemed                                                                            (406)           (842)
                                                                                        -------------   -------------
                                                                                                2,452           1,360
                                                                                        =============   =============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS        YEAR         YEAR          YEAR         YEAR         YEAR
                                                  ENDED          ENDED        ENDED         ENDED        ENDED        ENDED
                                                 MAY 31,        NOV. 30,     NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,
                                                  2004            2003         2002          2001         2000         1999
                                               -----------     ----------   ----------    ----------   ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period           $     15.19     $    12.82   $    15.05    $    16.66   $    19.15   $    19.82
                                               -----------     ----------   ----------    ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.05           0.18         0.18          0.23         0.32         0.34
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       1.43           2.38        (1.42)         1.31         0.07         0.46
                                               -----------     ----------   ----------    ----------   ----------   ----------
Total from Investment Operations                      1.48           2.56        (1.24)         1.54         0.39         0.80
                                               -----------     ----------   ----------    ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.18)         (0.19)       (0.21)        (0.32)       (0.34)       (0.33)
   Net Realized Gains                                   --             --        (0.78)        (2.83)       (2.54)       (1.14)
                                               -----------     ----------   ----------    ----------   ----------   ----------
      Total Distributions                            (0.18)         (0.19)       (0.99)        (3.15)       (2.88)       (1.47)
                                               -----------     ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Period                 $     16.49     $    15.19   $    12.82    $    15.05   $    16.66   $    19.15
                                               ===========     ==========   ==========    ==========   ==========   ==========
Total Return                                          9.78%#        20.26%       (8.76)%       10.74%        2.78%        4.42%

Net Assets, End of Period
   (thousands)                                 $   152,695     $  103,421   $   69,848    $   62,960   $   33,364   $   37,540
Ratio of Expenses to Average Net
   Assets (1)                                         0.20%*         0.22%        0.26%         0.36%        0.40%        0.37%
Ratio of Net Investment Income to
   Average Net Assets                                 0.73%*         1.56%        1.30%         1.61%        1.88%        1.58%
Portfolio Turnover Rate                                N/A            N/A          N/A           N/A          N/A          N/A
Portfolio Turnover Rate of Master
Fund Series                                              2%#            7%           9%            6%          26%          43%

----------
*   Annualized
#   Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 5% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $1,915.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. The Portfolio's administrative fees are accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its Series to not more than 0.75% of average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2004, there are no previously waived fees subject to future reimbursement to the Advisor.

     In addition, until May 1, 2002, pursuant to an agreement with a shareholder service agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10 of 1% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis differ from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities mainly due to wash sales which have the effect of reducing tax basis distributable earnings.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation                            $ 21,690
               Gross Unrealized Depreciation                              (7,115)
                                                                        --------
               Net                                                      $ 14,575
                                                                        ========

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,207,000, of which $919,000 and $288,000 expires on November 30, 2010, and 2011, respectively.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2004.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                        SHARES            VALUE+
                                                        ------            ------
 COMMON STOCKS -- (85.3%)
 * 3COM Corp.                                          606,100   $     3,921,467
   A. G. Edwards, Inc.                                  17,500           654,500
*# Advanced Micro Devices, Inc.                        504,800         7,849,640
   Aetna, Inc.                                         539,626        43,817,631
 * Agere Systems, Inc. Class A                           8,652            21,976
 * Agere Systems, Inc. Class B                         212,364           520,292
 # Albertson's, Inc.                                   538,100        12,607,683
 * Allegheny Corp.                                      17,934         4,779,411
   Alliant Energy Corp.                                212,900         5,318,242
 * Allied Waste Industries, Inc.                       255,800         3,391,908
 * Allmerica Financial Corp.                            98,000         3,150,700
   Allstate Corp.                                    1,618,800        71,194,824
   Ambac Financial Group, Inc.                          23,200         1,604,280
   Amerada Hess Corp.                                  196,432        13,866,135
   American Financial Group, Inc.                      177,400         5,359,254
   American National Insurance Co.                      46,700         4,380,927
*# American Tower Corp.                                336,000         4,646,880
*# Americredit Corp.                                   374,000         6,619,800
   Anadarko Petroleum Corp.                            627,078        34,188,293
   Apache Corp.                                        129,990         5,246,396
 * Apple Computer, Inc.                                197,300         5,536,238
 * Applied Micro Circuits Corp.                        213,200         1,149,148
   Archer-Daniels Midland Co.                        2,475,260        41,163,574
 * Arrow Electronics, Inc.                             308,200         8,392,286
   Ashland, Inc.                                       297,600        14,031,840
   Astoria Financial Corp.                              40,500         1,549,935
   AT&T Corp.                                        1,937,780        32,128,392
 * AT&T Wireless Services, Inc.                      5,388,737        76,304,516
*# AutoNation, Inc.                                  2,057,600        34,300,192
 * Avnet, Inc.                                         199,900         4,677,660
   AVX Corp.                                           125,400         1,986,336
   Bank of America Corp.                                82,170         6,830,792
   Bank of Hawaii Corp.                                327,500        14,229,875
 * Barnes & Noble, Inc.                                 13,000           389,220
   Bausch & Lomb, Inc.                                  11,800           720,036
   Bear Stearns Companies, Inc.                        373,770        30,297,796
   Belo Corp. Class A                                  324,200         9,537,964
 * Big Lots, Inc.                                      253,500         3,706,170
 # Blockbuster, Inc. Class A                            23,300           364,878
   Boise Cascade Corp.                                 213,400         7,501,010
   Borders Group, Inc.                                  34,000           776,220
   Borg-Warner, Inc.                                   201,600         8,354,304
   Bowater, Inc.                                       168,400         7,111,532
   Burlington Northern Santa Fe Corp.                1,283,000        42,262,020
 * Caesars Entertainment, Inc.                         845,900        11,648,043
 * Cavco Industries, Inc.                               11,450           434,402
 # Cendant Corp.                                       311,800         7,152,692
*# CheckFree Corp.                                      56,200         1,723,092
   Chubb Corp.                                         258,900        17,442,093
*# CIENA Corp.                                         164,600           592,560
   Cincinnati Financial Corp.                          579,159        24,759,047
   Circuit City Stores, Inc.                           531,900         6,366,843
   Clear Channel Communications, Inc.                1,428,466        56,710,100
*# CNA Financial Corp.                                 635,600        19,080,712
   Coca-Cola Enterprises, Inc.                       1,785,400        49,187,770
 * Comcast Corp. Class A                             2,432,666   $    70,425,681
 * Comcast Corp. Special Class A
     Non-Voting                                        927,100        26,283,285
   Commerce Group, Inc.                                 93,100         4,219,292
   Commercial Federal Corp.                             98,900         2,771,178
 * Compuware Corp.                                      35,800           284,610
 * Comverse Technology, Inc.                           111,500         1,970,205
   ConocoPhilips                                       220,400        16,161,932
*# Corning, Inc.                                       998,300        12,368,937
   Countrywide Financial Corp.                         819,999        52,889,935
*# Cox Communications, Inc.                          1,421,400        44,646,174
*# Crown Castle International Corp.                    468,900         6,906,897
 # CSX Corp.                                           577,800        18,258,480
 # Cummins, Inc.                                       143,100         8,334,144
   Curtiss-Wright Corp-Cl B W/I                         27,130         1,214,067
 # Dana Corp.                                          510,700         9,524,555
*# Delta Air Lines, Inc.                               402,500         2,455,250
 # Diamond Offshore Drilling, Inc.                     298,241         6,737,264
   Dillards, Inc. Class A                               48,900           978,489
   Disney (Walt) Co.                                   906,600        21,277,902
 # Eastman Chemical Co.                                108,200         5,013,988
   Electronic Data Systems Corp.                       746,200        12,200,370
   Federated Department Stores, Inc.                   618,200        29,494,322
   First American Financial Corp.                      156,500         4,062,740
   First Citizens Bancshares, Inc.                      10,300         1,194,800
   Florida East Coast Industries, Inc.                  68,139         2,465,269
   Foot Locker, Inc.                                   175,000         4,130,000
 # Ford Motor Co.                                    4,185,900        62,160,615
 # General Motors Corp.                              1,395,700        63,350,823
   Georgia-Pacific Corp.                               684,200        24,508,044
*# Goodyear Tire & Rubber Co.                          203,900         1,773,930
   Harris Corp.                                        151,400         7,000,736
   Hartford Financial Services Group, Inc.             487,000        32,200,440
   Hearst-Argyle Television, Inc.                      238,600         6,239,390
   Helmerich & Payne, Inc.                             146,800         3,662,660
   Hibernia Corp.                                      274,500         6,588,000
   Hollinger International, Inc. Class A               257,600         4,533,760
   Horton (D.R.), Inc.                                 818,872        23,665,401
 * Human Genome Sciences, Inc.                          23,900           259,793
 * Humana, Inc.                                        618,900        10,564,623
   Ikon Office Solutions, Inc.                         123,700         1,363,174
   Independence Community Bank Corp.                    12,500           469,000
 * Ingram Micro, Inc.                                  336,900         4,868,205
 * Instinet Group, Inc.                                 15,200           100,168
*# InterActiveCorp                                   1,496,500        46,780,590
   International Paper Co.                           1,215,775        50,977,446
*# Invitrogen Corp.                                     50,100         3,479,445
 * JDS Uniphase Corp.                                1,095,700         3,780,165
   JP Morgan Chase & Co.                             2,244,400        82,683,696
 # Kerr-McGee Corp.                                    207,658        10,227,156
   KeyCorp                                             941,600        29,575,656
 # Labranche & Co., Inc.                                19,700           176,512
   LaFarge North America, Inc.                         257,500        11,345,450
   Lear Corp.                                          110,900         6,568,607
*# Level 3 Communications, Inc.                        195,500           762,450

                                                        SHARES            VALUE+
                                                        ------            ------
 * Liberty Media Corp.                               6,276,100   $    68,911,578
   Lincoln National Corp.                              418,500        19,874,565
   Loews Corp.                                         636,800        36,698,784
 # Louisiana-Pacific Corp.                              94,500         2,182,950
 * LSI Logic Corp.                                     647,300         5,307,860
   Lubrizol Corp.                                      182,000         6,026,020
*# Lucent Technologies, Inc.                         1,193,800         4,261,866
   Lyondell Chemical Co.                               447,200         7,387,744
   Manulife Financial Corp.                            425,285        16,509,564
   Marathon Oil Corp.                                  961,450        32,054,743
 # May Department Stores Co.                            63,100         1,808,446
   MBIA, Inc.                                          327,250        18,126,378
 # MeadWestavco Corp.                                  758,431        20,947,864
   MetLife, Inc.                                     1,830,500        65,074,275
*# Metro-Goldwyn-Mayer, Inc.                           261,100         3,104,479
   MGIC Investment Corp.                               116,900         8,533,700
 * MGM Grand, Inc.                                     390,100        17,324,341
 * Micron Technology, Inc.                             767,000        11,528,010
*# Mony Group, Inc.                                     51,200         1,599,488
   Nationwide Financial Services, Inc.                  94,300         3,446,665
   Norfolk Southern Corp.                            1,537,600        37,256,048
   Northrop Grumman Corp.                              427,771        44,116,023
   Nucor Corp.                                          15,000           987,750
   Occidental Petroleum Corp.                          650,800        28,765,360
 # Odyssey Re Holdings Corp.                            50,500         1,275,125
   Old Republic International Corp.                    501,412        11,412,137
 * Owens-Illinois, Inc.                                314,400         4,662,552
 * Pacificare Health Systems, Inc.                      50,000         1,846,500
 * Pactiv Corp.                                         55,100         1,299,258
*# PanAmSat Corp.                                      350,100         8,132,823
 # Peabody Energy Corp.                                 54,600         2,715,804
 # Penney (J.C.) Co., Inc.                           1,120,000        40,073,600
   PepsiAmericas, Inc.                                 192,000         4,078,080
 * Phelps Dodge Corp.                                  287,085        19,493,072
 # PMI Group, Inc.                                     191,100         8,249,787
   Pogo Producing Co.                                   69,200         3,147,216
*# Pride International, Inc.                           303,400         4,769,448
   Principal Financial Group, Inc.                     746,100        26,076,195
   Protective Life Corp.                               141,500         5,232,670
 * Providian Financial Corp.                           483,100         6,570,160
   Pulte Homes Inc.                                    248,400        13,103,100
 # Questar Corp.                                       251,000         9,199,150
*# Qwest Communications International, Inc.          2,000,600         7,502,250
   Radian Group, Inc.                                  211,300         9,719,800
 * Radio One, Inc.                                      22,900           395,712
   Rayonier, Inc.                                          500            21,000
   Raytheon Co.                                      1,311,300        43,600,725
   Reinsurance Group of America, Inc.                  114,100         4,535,475
 * Rite Aid Corp.                                      969,800         4,868,396
 # RJ Reynolds Tobacco Holdings, Inc.                  251,326        14,124,521
   Ryder System, Inc.                                  275,400        10,231,110
 # Safeco Corp.                                        486,400        20,404,480
   Saint Paul Companies, Inc.                          695,326        27,590,536
   Saks, Inc.                                          743,200        11,155,432
 * Sanmina Corp.                                       639,900         6,770,142
   SBC Communications, Inc.                            430,200        10,195,740
 # Sears, Roebuck & Co.                                493,500        18,753,000
 * Service Corp. International                         237,100         1,707,120
 * Smithfield Foods, Inc.                               68,400         1,982,916
*# Smurfit-Stone Container Corp.                       617,026        11,205,192
 * Solectron Corp.                                   1,155,300   $     6,354,150
 # Sovereign Bancorp, Inc.                             781,020        16,987,185
 # Sprint Corp.                                      2,161,500        38,388,240
   StanCorp Financial Group, Inc.                       20,000         1,281,800
   Starwood Hotels and Resorts Worldwide, Inc.         573,500        24,190,230
   Steelcase, Inc. Class A                              47,400           559,320
 * Sun Microsystems, Inc.                            2,143,700         9,067,851
   Sunoco, Inc.                                        298,800        18,385,164
   Supervalu, Inc.                                     565,200        17,532,504
*# Tech Data Corp.                                     119,000         4,776,660
 # Telephone & Data Systems, Inc.                       89,300         6,398,345
 * Tellabs, Inc.                                       716,800         5,691,392
   Temple-Inland, Inc.                                 131,300         8,576,516
 * Tenet Healthcare Corp.                            1,047,300        12,483,816
 # Textron, Inc.                                       123,000         6,721,950
 * The DIRECTV Group, Inc.                             680,337        11,980,735
 # Thomas & Betts Corp.                                 46,900         1,147,174
   Tidewater, Inc.                                     100,900         2,788,876
 * Time Warner, Inc.                                 7,039,080       119,945,923
   Torchmark Corp.                                     127,200         6,892,968
 * Toys R Us, Inc.                                     819,300        12,879,396
 * Triad Hospitals, Inc.                               147,000         5,197,920
 # Tyson Foods, Inc. Class A                           912,556        18,725,649
   Union Pacific Corp.                                 824,200        48,067,344
   Unionbancal Corp.                                    86,600         4,987,294
 * Unisys Corp.                                        113,200         1,534,992
 * United States Cellular Corp.                        122,800         4,372,908
 # United States Steel Corp.                           326,200         9,903,432
   Unitrin, Inc.                                       223,800         8,974,380
 # UnumProvident Corp.                                 913,089        13,294,576
 # Valero Energy Corp.                                 306,800        20,282,548
   Valhi, Inc.                                         158,500         1,759,350
 * VeriSign, Inc.                                      166,300         3,016,682
   Viacom, Inc. Class B                              3,061,100       112,923,979
*# Vishay Intertechnology, Inc.                        315,716         5,957,561
 * Vitesse Semiconductor, Inc.                           2,800            15,288
 * WebMD Corp.                                          25,800           228,588
   Weis Markets, Inc.                                   20,800           710,320
   Wesco Financial Corp.                                13,540         5,103,903
 * Westport Resources Corp.                             30,800         1,065,680
 # Weyerhaeuser Co.                                    565,400        34,195,392
   Worthington Industries, Inc.                        133,200         2,549,448
*# Xerox Corp.                                          75,000         1,015,500
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $2,572,821,731)                                            3,122,322,882
                                                                 ---------------

                                                     FACE
                                                    AMOUNT
                                                    ------
                                                     (000)
TEMPORARY CASH INVESTMENTS -- (14.7%)
 Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $67,332,000
  FNMA Discount Notes, 12/10/04,
  valued at $66,827,010) to be
  repurchased at $65,845,511
  (Cost $65,839,000)                            $       65,839        65,839,000

                                                     FACE
                                                    AMOUNT                VALUE+
                                                    ------                ------
                                                     (000)
 Repurchase Agreement, Merrill Lynch Triparty
  Repo 0.96%, 06/01/04 (Collateralized by
  $471,136,000 U.S. Treasury Obligations rates
  ranging from 1.625% to 6.00%, maturities
  ranging from 08/15/04 to 02/15/12, valued at
  $483,699,189) to be repurchased at
  $474,263,981
  (Cost $474,213,398)^                          $      474,213   $   474,213,398
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $540,052,398)                                                 540,052,398
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,112,874,129)++                                         $ 3,662,375,280
                                                                 ===============

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities.
 # Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan.
++ The cost for federal income tax purposes is $3,112,874,157.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   (UNAUDITED)

ASSETS:
Investments at Value (including $459,183 of securities on loan)       $   3,662,375
Cash                                                                              1
Receivables:
   Investment Securities Sold                                                   605
   Dividends and Interest                                                     5,373
   Fund Shares Sold                                                           3,543
   Securities Lending Income                                                     20
Prepaid Expenses and Other Assets                                                13
                                                                      -------------
      Total Assets                                                        3,671,930
                                                                      -------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                          474,214
   Investment Securities Purchased                                           21,826
   Fund Shares Redeemed                                                          96
   Due to Advisor                                                               257
Accrued Expenses and Other Liabilities                                          201
                                                                      -------------
      Total Liabilities                                                     496,594
                                                                      -------------
NET ASSETS                                                            $   3,175,336
                                                                      =============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                              188,406,260
                                                                      =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE              $       16.85
                                                                      =============
Investments at Cost                                                   $   3,112,874
                                                                      =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                       $   2,672,681
Accumulated Net Investment Income (Loss)                                     11,217
Accumulated Net Realized Gain (Loss)                                        (58,064)
Unrealized Appreciation (Depreciation) from Investment Securities           549,502
                                                                      -------------
      Total Net Assets                                                $   3,175,336
                                                                      =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)

                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                     $      23,072
   Interest                                                                                173
   Income from Securities Lending                                                          174
                                                                                 -------------
          Total Investment Income                                                       23,419
                                                                                 -------------
EXPENSES
   Investment Advisory Services                                                          1,467
   Accounting & Transfer Agent Fees                                                        444
   Custodian Fees                                                                          139
   Legal Fees                                                                               10
   Audit Fees                                                                               19
   Shareholders' Reports                                                                    25
   Trustees' Fees and Expenses                                                              15
   Other                                                                                    33
                                                                                 -------------
          Total Expenses                                                                 2,152
                                                                                 -------------
   NET INVESTMENT INCOME (LOSS)                                                         21,267
                                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                               22,742
   Change in Unrealized Appreciation (Depreciation) of Investment Securities           206,595
                                                                                 -------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                            229,337
                                                                                 -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $     250,604
                                                                                 =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                 SIX MONTHS        YEAR
                                                                                    ENDED          ENDED
                                                                                   MAY 31,        NOV. 30,
                                                                                    2004            2003
                                                                                 -----------    -----------
                                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                  $    21,267    $    31,384
   Net Realized Gain (Loss) on Investment Securities Sold                             22,742        (48,309)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         206,595        415,785
                                                                                 -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations            250,604        398,860
                                                                                 -----------    -----------
Distributions From:
   Net Investment Income                                                             (11,755)       (31,464)
                                                                                 -----------    -----------
          Total Distributions                                                        (11,755)       (31,464)
                                                                                 -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                                     437,618        495,839
   Shares Issued in Lieu of Cash Distributions                                        11,311         31,027
   Shares Redeemed                                                                   (23,104)      (121,409)
                                                                                 -----------    -----------
          Net Increase (Decrease) from Capital Share Transactions                    425,825        405,457
                                                                                 -----------    -----------
          Total Increase (Decrease)                                                  664,674        772,853

NET ASSETS
   Beginning of Period                                                             2,510,662      1,737,809
                                                                                 -----------    -----------
   End of Period                                                                 $ 3,175,336    $ 2,510,662
                                                                                 ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                   26,167         36,572
      Shares Issued in Lieu of Cash Distributions                                        682          2,270
      Shares Redeemed                                                                 (1,402)        (9,461)
                                                                                 -----------    -----------
                                                                                      25,447         29,381
                                                                                 ===========    ===========

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS         YEAR           YEAR            YEAR           YEAR           YEAR
                                    ENDED           ENDED          ENDED           ENDED          ENDED          ENDED
                                   MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                    2004            2003           2002            2001           2000           1999
                                 -----------     -----------    -----------     -----------    -----------    -----------
                                 (UNAUDITED)
Net Asset Value,
   Beginning of Period           $     15.41     $     13.01    $     14.44     $     14.71    $     17.79    $     18.79
                                 -----------     -----------    -----------     -----------    -----------    -----------
INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment
      Income (Loss)                     0.12            0.21           0.20            0.25           0.33           0.34
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized)                   1.39            2.41          (1.43)           1.25           0.04           0.46
                                 -----------     -----------    -----------     -----------    -----------    -----------
Total from Investment
   Operations                           1.51            2.62          (1.23)           1.50           0.37           0.80
                                 -----------     -----------    -----------     -----------    -----------    -----------
LESS DISTRIBUTIONS
   Net Investment Income               (0.07)          (0.22)         (0.20)          (0.27)         (0.32)         (0.34)
   Net Realized Gains                     --              --             --           (1.50)         (3.13)         (1.46)
                                 -----------     -----------    -----------     -----------    -----------    -----------
      Total Distributions              (0.07)          (0.22)         (0.20)          (1.77)         (3.45)         (1.80)
                                 -----------     -----------    -----------     -----------    -----------    -----------
Net Asset Value,
   End of Period                 $     16.85     $     15.41    $     13.01     $     14.44    $     14.71    $     17.79
                                 ===========     ===========    ===========     ===========    ===========    ===========
Total Return                            9.80%#         20.34%         (8.64)%         10.97%          3.06%          4.64%

Net Assets, End of
   Period (thousands)            $ 3,175,336     $ 2,510,662    $ 1,737,809     $ 1,637,083    $ 1,735,343    $ 1,788,082
Ratio of Expenses to
   Average Net Assets                   0.15%*          0.15%          0.15%           0.15%          0.16%          0.16%
Ratio of Net Investment Income
   to Average Net Assets                1.45%*          1.62%          1.49%           1.66%          2.20%          1.80%
Portfolio Turnover Rate                    2%#             7%             9%              6%            26%            43%

----------
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series" or "Portfolio") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $40,843.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                            $ 467,788
               Sales                                   54,183

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation       $  697,096
               Gross Unrealized Depreciation         (147,595)
                                                   ----------
               Net                                 $  549,501
                                                   ==========

     For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward for federal income tax purposes of approximately $80,662,000 of which $11,185,000, $21,142,000 and $48,335,000 will expire on November 30, 2009, 2010 and November 30, 2011, respectively.

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit.

     There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. There were no borrowings under the line of credit during the six months ended May 31, 2004.

     There were no outstanding borrowings by the Series under the line of credit for the six months ended May 31, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

G. SECURITIES LENDING:

     As of May 31, 2004, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Series received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities                                        1
    Statement of Operations                                                    2
    Statements of Changes in Net Assets                                        3
    Financial Highlights                                                       4
    Notes to Financial Statements                                              5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Schedule of Investments                                                    7
    Statement of Assets and Liabilities                                       10
    Statement of Operations                                                   11
    Statements of Changes in Net Assets                                       12
    Financial Highlights                                                      13
    Notes to Financial Statements                                             14

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (40,278,708 Shares, Cost $529,604)++ at Value+                                          $      678,696
Receivable for Fund Shares Sold                                                                      634
Prepaid Expenses and Other Assets                                                                     24
                                                                                          --------------
    Total Assets                                                                                 679,354
                                                                                          --------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                                                    457
  Fund Shares Redeemed                                                                               177
  Due to Advisor                                                                                       6
Accrued Expenses and Other Liabilities                                                                19
                                                                                          --------------
    Total Liabilities                                                                                659
                                                                                          --------------
NET ASSETS                                                                                $      678,695
                                                                                          ==============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                                    50,044,368
                                                                                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                  $        13.56
                                                                                          ==============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                           $      539,116
Accumulated Net Investment Income (Loss)                                                           1,069
Accumulated Net Realized Gain (Loss)                                                             (10,582)
Unrealized Appreciation (Depreciation) from Investment Securities                                149,092
                                                                                          --------------
    Total Net Assets                                                                      $      678,695
                                                                                          ==============

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $540,235.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)

                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company                     $        2,558
                                                                                          --------------
EXPENSES
  Administrative Services                                                                             32
  Accounting & Transfer Agent Fees                                                                     8
  Legal Fees                                                                                           8
  Audit Fees                                                                                           4
  Filing Fees                                                                                         15
  Shareholders' Reports                                                                               14
  Directors' Fees and Expenses                                                                         6
  Other                                                                                                1
                                                                                          --------------
        Total Expenses                                                                                88
                                                                                          --------------
  NET INVESTMENT INCOME (LOSS)                                                                     2,470
                                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                              45
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                                         51,851
                                                                                          --------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                        51,896
                                                                                          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $       54,366
                                                                                          ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                      SIX MONTHS           YEAR
                                                                                         ENDED             ENDED
                                                                                        MAY 31,           NOV. 30,
                                                                                         2004              2003
                                                                                     ------------      ------------
                                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                       $      2,470      $      6,735
  Net Realized Gain (Loss) on Investment Securities Sold                                       45            (4,854)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                                  51,851            85,786
                                                                                     ------------      ------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                     54,366            87,667
                                                                                     ------------      ------------
Distributions From:
  Net Investment Income                                                                    (7,079)           (5,177)
  Net Long-Term Gains                                                                          (5)               --
                                                                                     ------------      ------------
       Total Distributions                                                                 (7,084)           (5,177)
                                                                                     ------------      ------------
Capital Share Transactions (1):
  Shares Issued                                                                           107,064           150,434
  Shares Issued in Lieu of Cash Distributions                                               7,084             5,177
  Shares Redeemed                                                                         (28,530)          (71,051)
                                                                                     ------------      ------------
       Net Increase (Decrease) from Capital Share Transactions                             85,618            84,560
                                                                                     ------------      ------------
       Total Increase (Decrease)                                                          132,900           167,050

NET ASSETS
  Beginning of Period                                                                     545,795           378,745
                                                                                     ------------      ------------
  End of Period                                                                      $    678,695      $    545,795
                                                                                     ============      ============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                          7,978            14,105
     Shares Issued in Lieu of Cash Distributions                                              546               510
     Shares Redeemed                                                                       (2,127)           (6,875)
                                                                                     ------------      ------------
                                                                                            6,397             7,740
                                                                                     ============      ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2004             2003           2002           2001           2000           1999
                                           -----------     -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     12.50     $     10.55    $     13.02    $     16.21    $     19.07    $     19.68
                                           -----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                    0.05            0.16           0.13           0.27           0.40           0.36
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                     1.17            1.94          (1.14)          1.13             --           0.47
                                           -----------     -----------    -----------    -----------    -----------    -----------
    Total from Investment Operations              1.22            2.10          (1.01)          1.40           0.40           0.83
                                           -----------     -----------    -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS
  Net Investment Income                          (0.16)          (0.15)         (0.19)         (0.42)         (0.39)         (0.32)
  Net Realized Gains                                --              --          (1.27)         (4.17)         (2.87)         (1.12)
                                           -----------     -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.16)          (0.15)         (1.46)         (4.59)         (3.26)         (1.44)
                                           -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period             $     13.56     $     12.50    $     10.55    $     13.02    $     16.21    $     19.07
                                           ===========     ===========    ===========    ===========    ===========    ===========
Total Return                                      9.81%#         20.23%         (8.66)%        10.94%          3.00%          4.65%

Net Assets, End of Period (thousands)      $   678,695     $   545,795    $   378,745    $   282,658    $   291,964    $   418,647
Ratio of Expenses to Average Net
  Assets (1)                                      0.18%*          0.18%          0.19%          0.20%          0.20%          0.19%
Ratio of Net Investment Income to Average
  Net Assets                                      0.78%*          1.58%          1.40%          1.71%          2.06%          1.73%
Portfolio Turnover Rate                            N/A             N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series                                             2%#             7%             9%             6%            26%            43%

----------
*   Annualized
#   Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 21% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $8,862.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to a Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

              Gross Unrealized Appreciation                  $      149,092
              Gross Unrealized Depreciation                         (10,631)
                                                             --------------
              Net                                            $      138,461
                                                             ==============

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                           SHARES            VALUE+
                                                           ------            ------
 COMMON STOCKS -- (85.3%)
 * 3COM Corp.                                             606,100   $     3,921,467
   A. G. Edwards, Inc.                                     17,500           654,500
*# Advanced Micro Devices, Inc.                           504,800         7,849,640
   Aetna, Inc.                                            539,626        43,817,631
 * Agere Systems, Inc. Class A                              8,652            21,976
 * Agere Systems, Inc. Class B                            212,364           520,292
 # Albertson's, Inc.                                      538,100        12,607,683
 * Allegheny Corp.                                         17,934         4,779,411
   Alliant Energy Corp.                                   212,900         5,318,242
 * Allied Waste Industries, Inc.                          255,800         3,391,908
 * Allmerica Financial Corp.                               98,000         3,150,700
   Allstate Corp.                                       1,618,800        71,194,824
   Ambac Financial Group, Inc.                             23,200         1,604,280
   Amerada Hess Corp.                                     196,432        13,866,135
   American Financial Group, Inc.                         177,400         5,359,254
   American National Insurance Co.                         46,700         4,380,927
*# American Tower Corp.                                   336,000         4,646,880
*# Americredit Corp.                                      374,000         6,619,800
   Anadarko Petroleum Corp.                               627,078        34,188,293
   Apache Corp.                                           129,990         5,246,396
 * Apple Computer, Inc.                                   197,300         5,536,238
 * Applied Micro Circuits Corp.                           213,200         1,149,148
   Archer-Daniels Midland Co.                           2,475,260        41,163,574
 * Arrow Electronics, Inc.                                308,200         8,392,286
   Ashland, Inc.                                          297,600        14,031,840
   Astoria Financial Corp.                                 40,500         1,549,935
   AT&T Corp.                                           1,937,780        32,128,392
 * AT&T Wireless Services, Inc.                         5,388,737        76,304,516
*# AutoNation, Inc.                                     2,057,600        34,300,192
 * Avnet, Inc.                                            199,900         4,677,660
   AVX Corp.                                              125,400         1,986,336
   Bank of America Corp.                                   82,170         6,830,792
   Bank of Hawaii Corp.                                   327,500        14,229,875
 * Barnes & Noble, Inc.                                    13,000           389,220
   Bausch & Lomb, Inc.                                     11,800           720,036
   Bear Stearns Companies, Inc.                           373,770        30,297,796
   Belo Corp. Class A                                     324,200         9,537,964
 * Big Lots, Inc.                                         253,500         3,706,170
 # Blockbuster, Inc. Class A                               23,300           364,878
   Boise Cascade Corp.                                    213,400         7,501,010
   Borders Group, Inc.                                     34,000           776,220
   Borg-Warner, Inc.                                      201,600         8,354,304
   Bowater, Inc.                                          168,400         7,111,532
   Burlington Northern Santa Fe Corp.                   1,283,000        42,262,020
 * Caesars Entertainment, Inc.                            845,900        11,648,043
 * Cavco Industries, Inc.                                  11,450           434,402
 # Cendant Corp.                                          311,800         7,152,692
*# CheckFree Corp.                                         56,200         1,723,092
   Chubb Corp.                                            258,900        17,442,093
*# CIENA Corp.                                            164,600           592,560
   Cincinnati Financial Corp.                             579,159        24,759,047
   Circuit City Stores, Inc.                              531,900         6,366,843
   Clear Channel Communications, Inc.                   1,428,466        56,710,100
*# CNA Financial Corp.                                    635,600        19,080,712
   Coca-Cola Enterprises, Inc.                          1,785,400        49,187,770
 * Comcast Corp. Class A                                2,432,666   $    70,425,681
 * Comcast Corp. Special Class A
     Non-Voting                                           927,100        26,283,285
   Commerce Group, Inc.                                    93,100         4,219,292
   Commercial Federal Corp.                                98,900         2,771,178
 * Compuware Corp.                                         35,800           284,610
 * Comverse Technology, Inc.                              111,500         1,970,205
   ConocoPhilips                                          220,400        16,161,932
*# Corning, Inc.                                          998,300        12,368,937
   Countrywide Financial Corp.                            819,999        52,889,935
*# Cox Communications, Inc.                             1,421,400        44,646,174
*# Crown Castle International Corp.                       468,900         6,906,897
 # CSX Corp.                                              577,800        18,258,480
 # Cummins, Inc.                                          143,100         8,334,144
   Curtiss-Wright Corp-Cl B W/I                            27,130         1,214,067
 # Dana Corp.                                             510,700         9,524,555
*# Delta Air Lines, Inc.                                  402,500         2,455,250
 # Diamond Offshore Drilling, Inc.                        298,241         6,737,264
   Dillards, Inc. Class A                                  48,900           978,489
   Disney (Walt) Co.                                      906,600        21,277,902
 # Eastman Chemical Co.                                   108,200         5,013,988
   Electronic Data Systems Corp.                          746,200        12,200,370
   Federated Department Stores, Inc.                      618,200        29,494,322
   First American Financial Corp.                         156,500         4,062,740
   First Citizens Bancshares, Inc.                         10,300         1,194,800
   Florida East Coast Industries, Inc.                     68,139         2,465,269
   Foot Locker, Inc.                                      175,000         4,130,000
 # Ford Motor Co.                                       4,185,900        62,160,615
 # General Motors Corp.                                 1,395,700        63,350,823
   Georgia-Pacific Corp.                                  684,200        24,508,044
*# Goodyear Tire & Rubber Co.                             203,900         1,773,930
   Harris Corp.                                           151,400         7,000,736
   Hartford Financial Services Group,
     Inc.                                                 487,000        32,200,440
   Hearst-Argyle Television, Inc.                         238,600         6,239,390
   Helmerich & Payne, Inc.                                146,800         3,662,660
   Hibernia Corp.                                         274,500         6,588,000
   Hollinger International, Inc. Class A                  257,600         4,533,760
   Horton (D.R.), Inc.                                    818,872        23,665,401
 * Human Genome Sciences, Inc.                             23,900           259,793
 * Humana, Inc.                                           618,900        10,564,623
   Ikon Office Solutions, Inc.                            123,700         1,363,174
   Independence Community Bank Corp.                       12,500           469,000
 * Ingram Micro, Inc.                                     336,900         4,868,205
 * Instinet Group, Inc.                                    15,200           100,168
*# InterActiveCorp                                      1,496,500        46,780,590
   International Paper Co.                              1,215,775        50,977,446
*# Invitrogen Corp.                                        50,100         3,479,445
 * JDS Uniphase Corp.                                   1,095,700         3,780,165
   JP Morgan Chase & Co.                                2,244,400        82,683,696
 # Kerr-McGee Corp.                                       207,658        10,227,156
   KeyCorp                                                941,600        29,575,656
 # Labranche & Co., Inc.                                   19,700           176,512
   LaFarge North America, Inc.                            257,500        11,345,450
   Lear Corp.                                             110,900         6,568,607
*# Level 3 Communications, Inc.                           195,500           762,450

                                                           SHARES            VALUE+
                                                           ------            ------
 * Liberty Media Corp.                                  6,276,100   $    68,911,578
   Lincoln National Corp.                                 418,500        19,874,565
   Loews Corp.                                            636,800        36,698,784
 # Louisiana-Pacific Corp.                                 94,500         2,182,950
 * LSI Logic Corp.                                        647,300         5,307,860
   Lubrizol Corp.                                         182,000         6,026,020
*# Lucent Technologies, Inc.                            1,193,800         4,261,866
   Lyondell Chemical Co.                                  447,200         7,387,744
   Manulife Financial Corp.                               425,285        16,509,564
   Marathon Oil Corp.                                     961,450        32,054,743
 # May Department Stores Co.                               63,100         1,808,446
   MBIA, Inc.                                             327,250        18,126,378
 # MeadWestavco Corp.                                     758,431        20,947,864
   MetLife, Inc.                                        1,830,500        65,074,275
*# Metro-Goldwyn-Mayer, Inc.                              261,100         3,104,479
   MGIC Investment Corp.                                  116,900         8,533,700
 * MGM Grand, Inc.                                        390,100        17,324,341
 * Micron Technology, Inc.                                767,000        11,528,010
*# Mony Group, Inc.                                        51,200         1,599,488
   Nationwide Financial Services, Inc.                     94,300         3,446,665
   Norfolk Southern Corp.                               1,537,600        37,256,048
   Northrop Grumman Corp.                                 427,771        44,116,023
   Nucor Corp.                                             15,000           987,750
   Occidental Petroleum Corp.                             650,800        28,765,360
 # Odyssey Re Holdings Corp.                               50,500         1,275,125
   Old Republic International Corp.                       501,412        11,412,137
 * Owens-Illinois, Inc.                                   314,400         4,662,552
 * Pacificare Health Systems, Inc.                         50,000         1,846,500
 * Pactiv Corp.                                            55,100         1,299,258
*# PanAmSat Corp.                                         350,100         8,132,823
 # Peabody Energy Corp.                                    54,600         2,715,804
 # Penney (J.C.) Co., Inc.                              1,120,000        40,073,600
   PepsiAmericas, Inc.                                    192,000         4,078,080
 * Phelps Dodge Corp.                                     287,085        19,493,072
 # PMI Group, Inc.                                        191,100         8,249,787
   Pogo Producing Co.                                      69,200         3,147,216
*# Pride International, Inc.                              303,400         4,769,448
   Principal Financial Group, Inc.                        746,100        26,076,195
   Protective Life Corp.                                  141,500         5,232,670
 * Providian Financial Corp.                              483,100         6,570,160
   Pulte Homes Inc.                                       248,400        13,103,100
 # Questar Corp.                                          251,000         9,199,150
*# Qwest Communications
     International, Inc.                                2,000,600         7,502,250
   Radian Group, Inc.                                     211,300         9,719,800
 * Radio One, Inc.                                         22,900           395,712
   Rayonier, Inc.                                             500            21,000
   Raytheon Co.                                         1,311,300        43,600,725
   Reinsurance Group of America, Inc.                     114,100         4,535,475
 * Rite Aid Corp.                                         969,800         4,868,396
 # RJ Reynolds Tobacco Holdings, Inc.                     251,326        14,124,521
   Ryder System, Inc.                                     275,400        10,231,110
 # Safeco Corp.                                           486,400        20,404,480
   Saint Paul Companies, Inc.                             695,326        27,590,536
   Saks, Inc.                                             743,200        11,155,432
 * Sanmina Corp.                                          639,900         6,770,142
   SBC Communications, Inc.                               430,200        10,195,740
 # Sears, Roebuck & Co.                                   493,500        18,753,000
 * Service Corp. International                            237,100         1,707,120
 * Smithfield Foods, Inc.                                  68,400         1,982,916
*# Smurfit-Stone Container Corp.                          617,026        11,205,192
 * Solectron Corp.                                      1,155,300   $     6,354,150
 # Sovereign Bancorp, Inc.                                781,020        16,987,185
 # Sprint Corp.                                         2,161,500        38,388,240
   StanCorp Financial Group, Inc.                          20,000         1,281,800
   Starwood Hotels and Resorts
     Worldwide, Inc.                                      573,500        24,190,230
   Steelcase, Inc. Class A                                 47,400           559,320
 * Sun Microsystems, Inc.                               2,143,700         9,067,851
   Sunoco, Inc.                                           298,800        18,385,164
   Supervalu, Inc.                                        565,200        17,532,504
*# Tech Data Corp.                                        119,000         4,776,660
 # Telephone & Data Systems, Inc.                          89,300         6,398,345
 * Tellabs, Inc.                                          716,800         5,691,392
   Temple-Inland, Inc.                                    131,300         8,576,516
 * Tenet Healthcare Corp.                               1,047,300        12,483,816
 # Textron, Inc.                                          123,000         6,721,950
 * The DIRECTV Group, Inc.                                680,337        11,980,735
 # Thomas & Betts Corp.                                    46,900         1,147,174
   Tidewater, Inc.                                        100,900         2,788,876
 * Time Warner, Inc.                                    7,039,080       119,945,923
   Torchmark Corp.                                        127,200         6,892,968
 * Toys R Us, Inc.                                        819,300        12,879,396
 * Triad Hospitals, Inc.                                  147,000         5,197,920
 # Tyson Foods, Inc. Class A                              912,556        18,725,649
   Union Pacific Corp.                                    824,200        48,067,344
   Unionbancal Corp.                                       86,600         4,987,294
 * Unisys Corp.                                           113,200         1,534,992
 * United States Cellular Corp.                           122,800         4,372,908
 # United States Steel Corp.                              326,200         9,903,432
   Unitrin, Inc.                                          223,800         8,974,380
 # UnumProvident Corp.                                    913,089        13,294,576
 # Valero Energy Corp.                                    306,800        20,282,548
   Valhi, Inc.                                            158,500         1,759,350
 * VeriSign, Inc.                                         166,300         3,016,682
   Viacom, Inc. Class B                                 3,061,100       112,923,979
*# Vishay Intertechnology, Inc.                           315,716         5,957,561
 * Vitesse Semiconductor, Inc.                              2,800            15,288
 * WebMD Corp.                                             25,800           228,588
   Weis Markets, Inc.                                      20,800           710,320
   Wesco Financial Corp.                                   13,540         5,103,903
 * Westport Resources Corp.                                30,800         1,065,680
 # Weyerhaeuser Co.                                       565,400        34,195,392
   Worthington Industries, Inc.                           133,200         2,549,448
*# Xerox Corp.                                             75,000         1,015,500
                                                                    ---------------
 TOTAL COMMON STOCKS
   (Cost $2,572,821,731)                                              3,122,322,882
                                                                    ---------------

                                                         FACE
                                                        AMOUNT
                                                        ------
                                                         (000)
 TEMPORARY CASH
   INVESTMENTS -- (14.7%)
  Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $67,332,000
   FNMA Discount Notes, 12/10/04,
   valued at $66,827,010) to be
   repurchased at $65,845,511
   (Cost $65,839,000)                                $     65,839        65,839,000

                                                         FACE
                                                        AMOUNT               VALUE+
                                                        ------               ------
                                                         (000)
 Repurchase Agreement,
   Merrill Lynch Triparty Repo 0.96%, 06/01/04
   (Collateralized by $471,136,000 U.S. Treasury
   Obligations rates ranging from 1.625% to 6.00%,
   maturities ranging from 08/15/04 to 02/15/12,
   valued at $483,699,189) to be repurchased at
   $474,263,981 (Cost $474,213,398)@                 $    474,213   $   474,213,398
                                                                    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $540,052,398)                                                   540,052,398
                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,112,874,129)++                                           $ 3,662,375,280
                                                                    ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 @ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,112,874,157.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   (UNAUDITED)

ASSETS:
Investments at Value (including $459,183 of securities on loan)                           $    3,662,375
Cash                                                                                                   1
Receivables:
  Investment Securities Sold                                                                         605
  Dividends and Interest                                                                           5,373
  Fund Shares Sold                                                                                 3,543
  Securities Lending Income                                                                           20
Prepaid Expenses and Other Assets                                                                     13
                                                                                          --------------
     Total Assets                                                                              3,671,930
                                                                                          --------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                                                474,214
  Investment Securities Purchased                                                                 21,826
  Fund Shares Redeemed                                                                                96
  Due to Advisor                                                                                     257
Accrued Expenses and Other Liabilities                                                               201
                                                                                          --------------
     Total Liabilities                                                                           496,594
                                                                                          --------------
NET ASSETS                                                                                $    3,175,336
                                                                                          ==============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                                                    188,406,260
                                                                                          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                  $        16.85
                                                                                          ==============
Investments at Cost                                                                       $    3,112,874
                                                                                          ==============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                           $    2,672,681
Accumulated Net Investment Income (Loss)                                                          11,217
Accumulated Net Realized Gain (Loss)                                                             (58,064)
Unrealized Appreciation (Depreciation) from Investment Securities                                549,502
                                                                                          --------------
     Total Net Assets                                                                     $    3,175,336
                                                                                          ==============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)

                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                               $       23,072
  Interest                                                                                           173
  Income from Securities Lending                                                                     174
                                                                                          --------------
       Total Investment Income                                                                    23,419
                                                                                          --------------
EXPENSES
  Investment Advisory Services                                                                     1,467
  Accounting & Transfer Agent Fees                                                                   444
  Custodian Fees                                                                                     139
  Legal Fees                                                                                          10
  Audit Fees                                                                                          19
  Shareholders' Reports                                                                               25
  Trustees' Fees and Expenses                                                                         15
  Other                                                                                               33
                                                                                          --------------
       Total Expenses                                                                              2,152
                                                                                          --------------
  NET INVESTMENT INCOME (LOSS)                                                                    21,267
                                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                          22,742
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                      206,595
                                                                                          --------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                       229,337
                                                                                          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $      250,604
                                                                                          ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                      SIX MONTHS          YEAR
                                                                                        ENDED             ENDED
                                                                                        MAY 31,          NOV. 30,
                                                                                         2004              2003
                                                                                     ------------      ------------
                                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                       $     21,267      $     31,384
  Net Realized Gain (Loss) on Investment Securities Sold                                   22,742           (48,309)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities               206,595           415,785
                                                                                     ------------      ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                   250,604           398,860
                                                                                     ------------      ------------
Distributions From:
  Net Investment Income                                                                   (11,755)          (31,464)
                                                                                     ------------      ------------
        Total Distributions                                                               (11,755)          (31,464)
                                                                                     ------------      ------------
Capital Share Transactions (1):
  Shares Issued                                                                           437,618           495,839
  Shares Issued in Lieu of Cash Distributions                                              11,311            31,027
  Shares Redeemed                                                                         (23,104)         (121,409)
                                                                                     ------------      ------------
        Net Increase (Decrease) from Capital Share Transactions                           425,825           405,457
                                                                                     ------------      ------------
        Total Increase (Decrease)                                                         664,674           772,853

NET ASSETS
  Beginning of Period                                                                   2,510,662         1,737,809
                                                                                     ------------      ------------
  End of Period                                                                      $  3,175,336      $  2,510,662
                                                                                     ============      ============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                         26,167            36,572
     Shares Issued in Lieu of Cash Distributions                                              682             2,270
     Shares Redeemed                                                                       (1,402)           (9,461)
                                                                                     ------------      ------------
                                                                                           25,447            29,381
                                                                                     ============      ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2004            2003           2002           2001           2000           1999
                                           -----------     -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value,
  Beginning of Period                      $     15.41     $     13.01    $     14.44    $     14.71    $     17.79    $     18.79
                                           -----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM
  INVESTMENT OPERATIONS
  Net Investment
    Income (Loss)                                 0.12            0.21           0.20           0.25           0.33           0.34
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)                               1.39            2.41          (1.43)          1.25           0.04           0.46
                                           -----------     -----------    -----------    -----------    -----------    -----------
Total from Investment
  Operations                                      1.51            2.62          (1.23)          1.50           0.37           0.80
                                           -----------     -----------    -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS
  Net Investment Income                          (0.07)          (0.22)         (0.20)         (0.27)         (0.32)         (0.34)
  Net Realized Gains                                --              --             --          (1.50)         (3.13)         (1.46)
                                           -----------     -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.07)          (0.22)         (0.20)         (1.77)         (3.45)         (1.80)
                                           -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value,
  End of Period                            $     16.85     $     15.41    $     13.01    $     14.44    $     14.71    $     17.79
                                           ===========     ===========    ===========    ===========    ===========    ===========
Total Return                                      9.80%#         20.34%         (8.64)%        10.97%          3.06%          4.64%

Net Assets, End of
  Period (thousands)                       $ 3,175,336     $ 2,510,662    $ 1,737,809    $ 1,637,083    $ 1,735,343    $ 1,788,082
Ratio of Expenses to
  Average Net Assets                              0.15%*          0.15%          0.15%          0.15%          0.16%          0.16%
Ratio of Net Investment Income
  to Average Net Assets                           1.45%*          1.62%          1.49%          1.66%          2.20%          1.80%
Portfolio Turnover Rate                              2%#             7%             9%             6%            26%            43%

----------
*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series" or "Portfolio") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $40,843.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

              Purchases                                        $      467,788
              Sales                                                    54,183

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

              Gross Unrealized Appreciation                    $      697,096
              Gross Unrealized Depreciation                          (147,595)
                                                               --------------
              Net                                              $      549,501
                                                               ==============

     For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward for federal income tax purposes of approximately $80,662,000 of which $11,185,000, $21,142,000 and $48,335,000 will expire on November 30, 2009, 2010 and November 30, 2011, respectively.

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit.

     There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. There were no borrowings under the line of credit during the six months ended May 31, 2004.

     There were no outstanding borrowings by the Series under the line of credit for the six months ended May 31, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

G. SECURITIES LENDING:

     As of May 31, 2004, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Series received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGARdatabase on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        Dimensional Investment Group Inc.

                        U.S. Small Cap Value Portfolio II


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2004
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities                                        1
    Statement of Operations                                                    2
    Statements of Changes in Net Assets                                        3
    Financial Highlights                                                       4
    Notes to Financial Statements                                              5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP VALUE SERIES
    Schedule of Investments                                                    8
    Statement of Assets and Liabilities                                       22
    Statement of Operations                                                   23
    Statements of Changes in Net Assets                                       24
    Financial Highlights                                                      25
    Notes to Financial Statements                                             26

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   29

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company
  (19,241,837 Shares, Cost $318,354++) at Value+                                       $    395,035
Receivable for Fund Shares Sold                                                                 254
Prepaid Expenses and Other Assets                                                                18
                                                                                       ------------
     Total Assets                                                                           395,307
                                                                                       ------------

LIABILITIES:
Payables:
  Investment Securities Purchased                                                               254
  Due to Advisor                                                                                  3
Accrued Expenses and Other Liabilities                                                           28
                                                                                       ------------
     Total Liabilities                                                                          285
                                                                                       ------------
NET ASSETS                                                                             $    395,022
                                                                                       ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                               17,268,785
                                                                                       ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $      22.87
                                                                                       ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $    316,361
Accumulated Net Investment Income (Loss)                                                        (52)
Accumulated Net Realized Gain (Loss)                                                          2,032
Unrealized Appreciation (Depreciation) from Investment Securities                            76,681
                                                                                       ------------
     Total Net Assets                                                                  $    395,022
                                                                                       ============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $337,428.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company                  $        361
                                                                                       ------------

EXPENSES
  Administrative Services                                                                        19
  Accounting & Transfer Agent Fees                                                                3
  Legal Fees                                                                                      6
  Audit Fees                                                                                      2
  Filing Fees                                                                                     9
  Shareholders' Reports                                                                          14
  Directors' Fees and Expenses                                                                    2
  Other                                                                                           2
                                                                                       ------------
         Total Expenses                                                                          57
                                                                                       ------------
  NET INVESTMENT INCOME (LOSS)                                                                  304
                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA Investment Trust Company                  24,964
  Net Realized Gain (Loss) on Investment Securities Sold                                     (1,492)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                   6,656
                                                                                       ------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                   30,128
                                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $     30,432
                                                                                       ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS        YEAR
                                                                                      ENDED          ENDED
                                                                                     MAY 31,       NOV. 30,
                                                                                      2004           2003
                                                                                  ------------   ------------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                   $        304   $      1,625
   Capital Gain Distributions Received from The DFA Investment Trust Company            24,964         13,082
   Net Realized Gain (Loss) on Investment Securities Sold                               (1,492)        (7,232)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities             6,656         73,938
                                                                                  ------------   ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                 30,432         81,413
                                                                                  ------------   ------------
Distributions From:
   Net Investment Income                                                                (1,769)        (1,124)
   Net Short-Term Gains                                                                 (3,903)            --
   Net Long-Term Gains                                                                 (10,169)        (5,607)
                                                                                  ------------   ------------
        Total Distributions                                                            (15,841)        (6,731)
                                                                                  ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                                        93,735         81,330
   Shares Issued in Lieu of Cash Distributions                                          15,841          6,731
   Shares Redeemed                                                                     (35,551)       (30,925)
                                                                                  ------------   ------------
        Net Increase (Decrease) from Capital Share Transactions                         74,025         57,136
                                                                                  ------------   ------------
        Total Increase (Decrease)                                                       88,616        131,818

NET ASSETS
   Beginning of Period                                                                 306,406        174,588
                                                                                  ------------   ------------
   End of Period                                                                  $    395,022   $    306,406
                                                                                  ============   ============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                       4,074          4,363
     Shares Issued in Lieu of Cash Distributions                                           734            458
     Shares Redeemed                                                                    (1,576)        (2,023)
                                                                                  ------------   ------------
                                                                                         3,232          2,798
                                                                                  ============   ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                                  MAY 31,        NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                    2004           2003         2002         2001         2000         1999
                                                ------------    ----------   ----------   ----------   ----------   ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $      21.83    $    15.53   $    17.52   $    15.65   $    16.26   $    16.73
                                                ------------    ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.29          0.12         0.10         0.12         0.13         0.10
   Net Gains (Losses) on Securities (Realized
     and Unrealized)                                    1.84          6.78         0.13         3.28         0.91         1.29
                                                ------------    ----------   ----------   ----------   ----------   ----------
Total from Investment Operations                        2.13          6.90         0.23         3.40         1.04         1.39
                                                ------------    ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                               (0.12)        (0.10)       (0.12)       (0.13)       (0.11)       (0.09)
   Net Realized Gains                                  (0.97)        (0.50)       (2.10)       (1.40)       (1.54)       (1.77)
                                                ------------    ----------   ----------   ----------   ----------   ----------
     Total Distributions                               (1.09)        (0.60)       (2.22)       (1.53)       (1.65)       (1.86)
                                                ------------    ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period                  $      22.87    $    21.83   $    15.53   $    17.52   $    15.65   $    16.26
                                                ============    ==========   ==========   ==========   ==========   ==========
Total Return                                           10.07%#       46.30%        0.93%       23.65%        7.07%        9.60%

Net Assets, End of Period (thousands)           $    395,022    $  306,406   $  174,588   $  123,888   $   76,993   $   70,150
Ratio of Expenses to Average Net Assets                 0.28%*        0.30%        0.33%        0.42%        0.42%        0.44%
Ratio of Net Investment Income to Average Net
   Assets                                               0.16%*        0.82%        0.61%        0.79%        0.76%        0.59%
Portfolio Turnover Rate                                  N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund Series             13%#          35%          30%          13%          32%          29%

----------
*    Annualized
#    Non-annualized
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $5,329.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of
0.01 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver shall remain in effect for a period of one year from April 1, 2004 to April 1, 2005 and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there are no previously waived fees subject to future reimbursement to the Advisor.

     In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation                   $  76,681
               Gross Unrealized Depreciation                     (19,074)
                                                               ---------
               Net                                             $  57,607
                                                               =========

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                          SHARES           VALUE+
                                                          ------           ------
 COMMON STOCKS -- (92.7%)
   1st Source Corp.                                      273,476  $     6,207,905
 * 24/7 Real Media, Inc.                                  12,000           69,720
 * AAR Corp.                                             935,130        8,958,545
   ABC Bancorp                                            18,280          359,568
 * Ablest, Inc.                                           16,800           89,040
   Abrams Industries, Inc.                                10,000           42,000
 * ABX Air, Inc.                                         851,100        3,829,950
 * Accelrys, Inc.                                        328,042        3,277,140
 * Aclara Biosciences, Inc.                              461,715        1,754,517
 * Acme Communications, Inc.                             385,989        2,987,555
 * Acme United Corp.                                       8,700           60,900
 * ACT Teleconferencing, Inc.                            168,546          433,332
 * Active Power, Inc.                                    948,715        3,320,502
   Adams Resources & Energy, Inc.                          6,700           93,130
 * Adaptec, Inc.                                         881,628        7,220,533
 * Adept Technology, Inc.                                 94,800           90,060
 * Advanced Digital Information Corp.                     44,500          398,275
 * Advanced Magnetics, Inc.                               12,800          125,568
 * Advanced Power Technology, Inc.                       207,718        2,743,955
   Advanta Corp. Class A                                 289,953        4,685,640
   Advanta Corp. Class B Non-Voting                      497,013        7,882,626
 * Advent Software, Inc.                                     600           11,352
 * Aehr Test Systems                                      89,200          356,800
 * AEP Industries, Inc.                                  197,350        2,101,580
 * Aether Systems, Inc.                                1,251,167        4,266,479
 * Aetrium, Inc.                                          97,748          897,327
 * Agile Software Corp.                                  139,653        1,117,224
   Agilysys, Inc.                                        908,878       11,188,288
 * Air Methods Corp.                                     121,928          968,108
 * Airnet Systems, Inc.                                  245,500        1,050,740
 * Airspan Networks, Inc.                                109,100          605,505
 * AK Steel Holding Corp.                              2,514,916       11,518,315
 * Akamai Technologies, Inc.                             766,600       11,391,676
   Alamo Group, Inc.                                     158,700        2,483,655
 * Alaska Air Group, Inc.                                776,800       16,002,080
 * Alaska Communications Systems Group, Inc.             251,100        1,619,595
 * Alderwoods Group, Inc.                                 75,400          973,414
 # Aldila, Inc.                                           78,966        1,201,073
   Alexander & Baldwin, Inc.                             815,021       25,974,719
   Alico, Inc.                                            46,500        1,641,450
 * All American Semiconductor, Inc.                       29,260          266,559
   Allegheny Technologies, Inc.                          180,700        2,170,207
   Allen Organ Co. Class B                                 5,000          250,000
 * Alliance Semiconductor Corp.                        1,010,481        6,032,572
 * Allied Defense Group, Inc.                            148,100        2,597,674
 * Allied Healthcare International, Inc.                 228,600        1,149,858
 * Allied Healthcare Products, Inc.                      124,200          674,406
 * Allied Holdings, Inc.                                 111,535          568,828
 * Allied Motion Technologies, Inc.                       45,300          234,201
 * Allmerica Financial Corp.                             408,700       13,139,705
 * Allou Health Care, Inc. Class A                        97,500               10
 * Alloy, Inc.                                           869,729        4,357,342
 * Allscripts Healthcare Solutions, Inc.                 353,200        2,910,015
 * Almost Family, Inc.                                    13,700  $       108,298
 * Alpha Technologies Group, Inc.                         82,112          114,957
   Alpharma, Inc. Class A                              1,139,500       22,311,410
*# Alterra Healthcare Corp.                              248,800               25
   Ambassadors, Inc.                                     159,500        2,046,385
 * AMC Entertainment, Inc.                               494,800        7,471,480
 * Amcast Industrial Corp.                               149,800          606,690
 * Amerco, Inc.                                          219,400        5,487,194
*# America West Holdings Corp. Class B                   447,600        4,484,952
 * American Banknote Corp.                                   745              212
   American Biltrite, Inc.                                45,600          444,600
 * American Building Control, Inc.                       187,600          350,812
*# American Business Financial Services, Inc.             43,184          141,646
 * American Dental Partners, Inc.                         69,500        1,184,975
 * American Ecology Corp.                                 44,500          389,375
*# American Greetings Corp. Class A                    1,296,400       27,224,400
 * American Indemnity Financial Escrow                    14,200           14,200
 * American Independence Corp.                             4,800           74,784
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                       20,800                0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                    20,800                0
 * American Medical Security Group, Inc.                 382,300        9,874,809
   American Pacific Corp.                                104,300          761,390
 * American Physicians Capital, Inc.                     246,070        5,671,913
 * American Physicians Services Group, Inc.               36,300          355,740
 * American Retirement Corp.                             279,800        1,259,100
   American Shared Hospital Services                      30,900          175,512
   American Software, Inc. Class A                       280,250        1,790,797
 * American Superconductor Corp.                         106,900        1,342,664
 * American Technical Ceramics Corp.                      83,100          735,435
   Americana Bancorp, Inc.                                26,030          422,987
 * AmeriServe Financial, Inc.                            359,138        2,065,043
   Ameron International Corp.                            196,721        6,119,990
 # AmerUs Group Co.                                      486,485       19,143,185
 * Ames Department Stores, Inc.                            9,919               17
 * Amistar Corp.                                          42,300           95,386
   Ampco-Pittsburgh Corp.                                200,200        2,596,594
   Amrep Corp.                                            96,692        1,661,169
 * Amtech Systems, Inc.                                    6,000           30,480
 * Anadigics, Inc.                                       760,677        3,750,138
   Analogic Corp.                                         46,675        2,153,118
 * Analysts International Corp.                          461,464        1,379,777
*# Analytical Surveys, Inc.                                  830            2,075
 * Anaren, Inc.                                          366,740        5,838,501
   Andersons, Inc.                                        96,900        1,672,494
*# Andrew Corp.                                           47,530          933,964
*# Angeion Corp.                                             315              466
   Angelica Corp.                                        206,900        4,613,870
 * Angelo & Maxie's, Inc.                                 25,350           27,124
 * AnswerThink, Inc.                                     141,500          907,156
 * APA Optics, Inc.                                      157,400          393,500

                                                          SHARES           VALUE+
                                                          ------           ------
   Apogee Enterprises, Inc.                              185,300  $     1,845,588
 * Applica, Inc.                                         689,400        6,769,908
 * Applied Extrusion Technologies, Inc.                  333,100          349,755
   Applied Industrial Technologies, Inc.                 560,000       14,980,000
 * Applied Innovation, Inc.                               51,000          204,000
 * Applied Micro Circuits Corp.                           35,300          190,267
 * Apropos Technology, Inc.                              273,086        1,108,729
 * Aradigm Corp.                                           4,100            4,469
 * Arch Capital Group, Ltd.                               34,800        1,342,584
   Arch Chemicals, Inc.                                  492,487       13,065,680
 * Arena Pharmaceuticals, Inc.                           742,844        4,353,066
 * Argonaut Group, Inc.                                  651,533       11,323,644
 * Argonaut Technologies, Inc.                             8,200           13,366
 * Ariba, Inc.                                           865,100        1,885,918
 * Arlington Hospitality, Inc.                            70,000          238,000
*# Armstrong Holdings, Inc.                              387,200          340,736
 * Arqule, Inc.                                          637,399        3,696,914
*# Arris Group, Inc.                                   1,679,841       10,616,595
 * Art Technology Group, Inc.                             52,300           71,651
 * Artesyn Technologies, Inc.                            323,397        2,955,849
   ASB Financial Corp.                                    14,300          328,900
 * Ascential Software Corp.                              347,588        5,578,787
 * Ashworth, Inc.                                        387,365        3,095,046
 * Aspen Technology, Inc.                                353,700        2,231,847
*# Astea International, Inc.                              13,200          137,412
 * Astec Industries, Inc.                                375,110        6,493,154
   Astro-Med, Inc.                                        10,312          109,307
 * Astronics Corp.                                        19,687           99,616
 * Astronics Corp. Class B                                 7,756           37,229
*# AstroPower, Inc.                                       28,600            1,144
*# ATA Holdings Corp.                                    184,300        1,170,305
 * Atari, Inc.                                            11,280           31,358
 * Atlantic American Corp.                                42,900          127,413
 * Atlantis Plastics, Inc.                                65,500        1,011,975
 * Atlas Air Worldwide Holdings, Inc.                    144,400            7,509
 * ATP Oil & Gas Corp.                                   102,300          605,616
   Atrion Corp.                                           36,150        1,563,126
 * ATS Medical, Inc.                                      13,800           64,860
 * Atwood Oceanics, Inc.                                 267,411       10,648,306
 * Audiovox Corp. Class A                                598,891        8,336,563
 * Ault, Inc.                                             93,400          278,332
 * Aurora Foods, Inc.                                        573                5
 * Avalon Holding Corp. Class A                           25,112           66,672
*# Avanex Corp.                                          405,100        1,255,810
*# Avatar Holdings, Inc.                                  75,500        3,158,920
 * Aviall, Inc.                                              500            8,680
 * Avici Systems Inc.                                    232,427        2,454,429
 * Avigen, Inc.                                          582,839        2,063,250
 * Avteam, Inc. Class A                                   80,300              120
 * Aware, Inc.                                           520,392        1,691,274
 * Axsys Technologies, Inc.                               60,700        1,174,545
 * AXT, Inc.                                             462,278          980,029
 * Aztar Corp.                                           693,000       16,708,230
 * AZZ, Inc.                                              81,100        1,208,390
 * Badger Paper Mills, Inc.                               10,400           53,404
   Bairnco Corp.                                         114,700          929,070
 * Baker (Michael) Corp.                                  79,400        1,139,390
   Baldwin & Lyons, Inc. Class B                          82,425        1,990,564
 * Baldwin Technology, Inc. Class A                      219,700          812,890
 * Ballantyne Omaha, Inc.                                 32,200           94,024
 * Bally Total Fitness Holding Corp.                     983,700  $     4,525,020
 * Bancinsurance Corp.                                    76,470          627,819
   Bandag, Inc. Class A                                  112,600        4,466,842
 * BankUnited Financial Corp. Class A                    130,251        3,398,249
   Banner Corp.                                          316,858        9,252,254
 * Barrett Business Services, Inc.                        82,500        1,117,050
 * Barry (R.G.) Corp.                                    154,464          329,008
   Bassett Furniture Industries, Inc.                    339,238        6,455,360
 * Bay View Capital Corp.                              1,515,142        3,090,890
 * BE Aerospace, Inc.                                     10,325           65,873
 # Beazer Homes USA, Inc.                                 66,700        6,721,359
   Belden, Inc.                                          699,755       11,825,859
 * Bell Industries, Inc.                                 161,863          477,496
 * Bell Microproducts, Inc.                              727,482        4,634,060
 * Bethlehem Steel Corp.                               1,057,000            3,382
*# Beverly Enterprises                                 1,942,700       16,474,096
 * BF Enterprises, Inc.                                    2,300           19,262
 * Big 4 Ranch, Inc.                                      73,300                0
 * Bioanalytical Systems, Inc.                            17,100           68,827
 * Biosource International, Inc.                         118,800          856,667
   Black Hills Corp.                                           3               88
   Blair Corp.                                           228,890        5,882,473
 * Blonder Tongue Laboratories, Inc.                      22,600           71,190
 * Bluegreen Corp.                                       712,398        8,534,528
 * BMC Industries, Inc.                                  241,800           15,112
 * BNS Co. Class A                                        46,855          288,158
   Bob Evans Farms, Inc.                                  11,976          307,663
 * Boca Resorts, Inc.                                    956,564       17,199,021
 * Bogen Communications International, Inc.               44,700          224,617
 * Bolt Technology Corp.                                  13,700           63,020
 * Bombay Co., Inc.                                      799,240        4,651,577
   Bon-Ton Stores, Inc.                                  306,202        3,916,324
 * Bookham Technologies P.L.C.                         1,522,442        1,598,564
 * Books-a-Million, Inc.                                 313,700        1,882,200
 * Boston Biomedical, Inc.                                56,400          178,224
   Bostonfed Bancorp, Inc.                                51,260        1,722,336
   Bowl America, Inc. Class A                             54,022          767,112
   Bowne & Co., Inc.                                     917,613       14,608,399
 * Boyds Collection, Ltd.                                462,300        1,322,178
 * Braun Consulting, Inc.                                198,200          332,976
 * Brigham Exploration Co.                                33,400          284,601
 * BrightStar Information Technology Group, Inc.          83,400            3,002
 * Brillian Corp.                                        122,950        1,039,050
 * Bruker BioSciences Corp.                                  700            3,332
 * Brush Engineered Materials, Inc.                      449,309        7,826,963
 * BSQUARE Corp.                                         139,200          134,885
 * BTU International, Inc.                                91,300          482,064
 * Buca, Inc.                                            493,725        2,601,931
 * Buckeye Technology, Inc.                              960,698        9,693,443
   Building Materials Holding Corp.                      387,218        6,664,022
 * Bull Run Corp.                                          8,560            4,665
   Burlington Coat Factory Warehouse Corp.             1,059,001       20,163,379
 * Bush Industries, Inc. Class A                         106,000           71,020
 * Butler International, Inc.                             81,200          201,376
 * Cable Design Techologies Corp.                      1,191,887        9,940,338
   Cadmus Communications Corp.                            50,200          691,756
   Calgon Carbon Corp.                                   999,800        6,178,764

                                                          SHARES           VALUE+
                                                          ------           ------
 * California Coastal Communities, Inc.                   71,400  $     1,145,970
   California First National Bancorp                      77,600        1,021,216
 * Caliper Life Sciences, Inc.                           803,230        4,265,151
 * Callon Petroleum Corp.                                405,300        5,317,536
   Camco Financial Corp.                                  19,083          273,459
 * Cannon Express, Inc. Class A                              900              162
 * Cannondale Corp.                                      115,400           16,156
 * Canterbury Consulting Group, Inc.                         842              695
 * Capital Pacific Holdings, Inc.                        201,300          810,232
 * Capital Senior Living Corp.                           529,199        2,725,375
 * Caprius, Inc.                                           1,439              288
 * Capstone Turbine Corp.                                 62,150          173,398
 * Captaris, Inc.                                        610,587        3,694,051
 * Caraustar Industries, Inc.                            800,964       10,716,898
 * Cardiotech International, Inc.                         41,791          156,716
 * CareCentric, Inc.                                      29,400           23,520
 * Career Blazers, Inc. Trust Units                        9,540                0
   Carpenter Technology Corp.                            650,962       19,802,264
 * Carriage Services, Inc. Class A                       416,100        2,142,915
 * Carrington Laboratories, Inc.                         121,900          522,951
*# Carrizo Oil & Gas, Inc.                                21,800          184,428
   Cascade Corp.                                         122,750        3,001,237
   Casey's General Stores, Inc.                          249,559        4,075,298
 * Castle (A.M.) & Co.                                   217,730        1,848,528
   Castle Energy Corp.                                   142,700        1,550,435
 * Casual Male Retail Group, Inc.                        373,265        2,538,202
 * Catalina Lighting, Inc.                                22,040          236,242
 * Catalytica Energy Systems, Inc.                       176,300          590,605
 * Cavalier Homes, Inc.                                  369,181        2,082,181
 * Celadon Group, Inc.                                   179,590        2,589,688
 * Celebrity, Inc. Escrow Shares                          26,325                0
   Celeritek, Inc.                                       361,252        1,271,607
 * CellStar Corp.                                        482,122        2,916,838
 * Central Garden & Pet Co.                              483,110       17,957,199
   Central Parking Corp.                                 749,411       13,856,609
 * Century Aluminum Co.                                  357,236        8,277,158
 * Century Business Services, Inc.                     1,381,481        5,691,702
 * Cenveo, Inc.                                          599,100        1,851,219
 * Ceres Group, Inc.                                     299,593        1,863,468
   CFS Bancorp, Inc.                                     300,879        4,076,910
 * Champion Enterprises, Inc.                            517,400        4,837,690
   Champion Industries, Inc.                             104,200          477,236
 * Championship Auto Racing Teams, Inc.                   70,000            8,190
 * Champps Entertainment, Inc.                           200,174        1,795,361
 * Channell Commercial Corp.                              17,600           79,200
*# Charming Shoppes, Inc.                              3,091,347       26,461,930
 * Chart Industries                                            3               90
*# Charter Communications, Inc.                          116,600          448,910
   Chesapeake Corp.                                      465,906       10,119,478
   Chicago Rivet & Machine Co.                            10,800          314,766
 * Childtime Learning Centers, Inc.                       43,500          116,145
 * Chromcraft Revington, Inc.                              5,900           83,485
 * Chronimed, Inc.                                       339,202        2,510,095
*# Chyron Corp.                                           10,800            6,480
 * Ciber, Inc.                                           351,700        3,130,130
 * Cincinnati Bell, Inc.                                 123,800          510,056
 * Ciprico, Inc.                                          70,900          330,039
   CIRCOR International, Inc.                            315,900        6,204,276
 * Cirrus Logic, Inc.                                    342,979        2,548,334
*# Citizens, Inc. Class A                                100,810  $       687,524
 * CKE Restaurants, Inc.                                 506,000        5,120,720
 * Clark, Inc.                                           382,728        6,690,085
 * Clarus Corp.                                          444,000        5,265,840
*# CMS Energy Corp.                                      743,769        6,411,289
 * CNA Surety Corp.                                      327,495        3,405,948
 * CNET Networks, Inc.                                   214,643        2,073,451
   Coachmen Industries, Inc.                             446,800        7,220,288
 * Coast Dental Services, Inc.                            48,533          150,452
   Coast Distribution System                              97,600          623,664
 * Coastcast Corp.                                       101,900          219,085
 * Cobra Electronics Corp.                                84,100          754,377
*# Coeur d'Alene Mines Corp.                             213,200          999,908
 * Cogent Communications Group, Inc.                       6,954            2,782
 * Cognitronics Corp.                                      7,700           27,258
 * Coherent, Inc.                                        827,292       22,411,340
 * Collins & Aikman Corp.                              1,189,794        6,317,806
   Collins Industries, Inc.                               30,500          174,155
 * Columbus McKinnon Corp.                               262,859        1,392,890
 * Comarco, Inc.                                         110,200          784,624
 * Comdial Corp.                                          10,007           26,018
 * Comforce Corp.                                         58,000          114,840
 * Comfort Systems USA, Inc.                             984,800        6,942,840
   Commerce Group, Inc.                                    5,700          258,324
*# Commerce One, Inc.                                     96,400           98,328
   Commercial Federal Corp.                              427,398       11,975,692
   Commercial Metals Co.                                 841,866       25,340,167
 * Commonwealth Industries, Inc.                         444,162        3,975,250
   Communications Systems, Inc.                           17,300          136,670
   Community Bank System, Inc.                            51,300        1,129,626
   Community Trust Bancorp, Inc.                          53,821        1,677,601
   Community West Bancshares                              11,000           93,225
 * Compex Technologies, Inc.                              53,976          322,776
 * Compucom Systems, Inc.                              1,366,845        6,137,134
 * CompuCredit Corp.                                     748,235       13,124,042
 * Computer Access Technology Corp.                      289,800        1,347,570
 * Computer Horizons Corp.                               545,091        1,945,975
 * Computer Network Technology Corp.                     594,839        3,592,828
 * Computer Task Group, Inc.                             153,800          669,030
 * CompX International, Inc.                              37,300          606,125
 * Concord Camera Corp.                                  709,293        2,191,715
 * Conexant Systems, Inc.                                400,071        1,888,335
 * Congoleum Corp. Class A                                97,400          219,150
 * Conmed Corp.                                          374,488        9,530,720
*# Consolidated Freightways Corp.                         24,700               64
 * Consolidated Graphics, Inc.                           351,494       14,112,484
 * Consumer Portfolio Services, Inc.                      14,400           64,656
*# Continental Airlines, Inc.                          1,919,600       20,520,524
 * Continental Materials Corp.                             4,600          134,734
*# Convera Corp.                                          37,600          106,784
*# Cooker Restaurant Corp.                               109,768              659
   Cooper Tire & Rubber Co.                              840,900       17,734,581
 # Cooperative Bankshares, Inc.                           19,000          437,000
*# Corautus Genetics, Inc.                                   642            3,691
 * Core Molding Technologies, Inc.                           500            1,750
 * Corixa Corp.                                          126,900          643,383
   Corn Products International, Inc.                     655,300       28,426,914
 * Cornell Companies, Inc.                               384,148        5,128,376
 * Correctional Services Corp.                           247,312          766,667
 * Corrpro Companies, Inc.                                88,475          146,868


                                                          SHARES           VALUE+
                                                          ------           ------
 * Cosine Communications, Inc.                           231,960  $       923,201
 * Cost-U-Less, Inc.                                      35,000          201,950
   Cotton States Life Insurance Co.                        8,300          164,962
 * Covansys Corp.                                         71,200          774,656
 * Covanta Energy Corp.                                    5,896               10
 * Covenant Transport, Inc. Class A                      364,025        5,704,272
   CPAC, Inc.                                             82,200          475,938
*# Credence Systems Corp.                                958,980       13,435,310
 * Credit Acceptance Corp.                               705,727       10,621,191
 * Criticare Systems, Inc.                                91,000          282,100
   Crompton Corp.                                        117,900          703,863
 * Cross (A.T.) Co. Class A                              234,300        1,321,452
 * Cross Country Healthcare, Inc.                        271,676        4,512,538
 * Crossroads Systems, Inc.                               22,000           40,084
 * Crown Andersen, Inc.                                   22,900           40,075
 * Crown Financial Group, Inc.                            59,900           71,880
 * Crown Media Holdings, Inc.                            219,454        1,986,059
*# Cryolife, Inc.                                         93,500          476,850
 * CSP, Inc.                                              40,800          293,801
   CSS Industries, Inc.                                  252,150        8,800,035
   CT Communications, Inc.                               161,759        2,216,098
   CTS Corp.                                             652,600        7,113,340
 * Culp, Inc.                                            324,918        2,404,393
 * Cumulus Media, Inc. Class A                           299,700        5,556,438
 * CuraGen Corp.                                       1,193,625        5,968,125
 * Curis, Inc.                                                20               89
   Curtiss-Wright Corp.                                  172,600        8,120,830
   Cutter & Buck, Inc.                                   289,237        2,996,495
 * Cybersource Corp.                                     158,500        1,339,325
 * Cybex International, Inc.                             114,200          427,108
*# CycleLogic, Inc.                                            6                1
*# Cytrx Corp.                                             2,800            3,416
   D & K Healthcare Resources, Inc.                      405,661        4,855,762
 * D A Consulting Group, Inc.                            118,400              651
   D&E Communications, Inc.                               78,400        1,016,064
*# Daisytek International Corp.                           44,337              310
*# Dan River, Inc. Class A                               430,700           46,300
 * Danielson Holding Corp.                                73,400          700,236
 * Data I/O Corp.                                         86,400          247,104
 * Data Systems & Software, Inc.                          91,400          152,638
 * Datakey, Inc.                                           6,700            5,025
 * Datalink Corp.                                        184,900          674,885
 * Dataram Corp.                                          32,910          264,925
 * DataTRAK International, Inc.                           35,900          396,695
 * Dave and Busters, Inc.                                182,140        3,406,018
 * Dawson Geophysical Co.                                 72,400        1,075,140
   Deb Shops, Inc.                                        63,849        1,531,738
 * Decora Industries, Inc.                                 4,200               24
   Decorator Industries, Inc.                             22,132          177,056
 * Del Global Technologies Corp.                          70,017          159,289
 * Delphax Technologies, Inc.                             70,700          452,480
   Delphi Financial Group, Inc. Class A                  601,363       24,222,902
   Delta Apparel, Inc.                                   104,000        2,348,320
*# Delta Financial Corp.                                 138,300          842,247
   Delta Natural Gas Co., Inc.                            27,300          633,906
 * Delta Woodside Industries, Inc.                       130,000          175,500
 * Denali, Inc.                                           69,500            6,950
 * Denbury Resources, Inc.                                25,800          474,720
 * Dendreon Corp.                                            585            6,406
 * Detrex Corp.                                           12,800           20,160
 * Devcon International Corp.                             52,400  $       602,600
 * DiamondCluster International, Inc.                    271,100        2,626,959
 * Diedrich Coffee, Inc.                                      13               51
 * Digi International, Inc.                              431,482        4,483,098
 * Digimarc Corp.                                         50,100          566,130
*# Digital Angel Corp.                                   323,200        1,040,704
   Dimon, Inc.                                         1,232,467        7,579,672
 * Discovery Partners International                      352,880        1,831,447
   Distributed Energy Systems Corp.                      774,783        2,479,306
 * Diversified Corporate Resources, Inc.                   1,600            2,240
 * Dixie Group, Inc.                                     284,791        3,363,382
 * Dixon Ticonderoga Co.                                  30,150          113,062
 * Dollar Thrifty Automotive Group, Inc.                 729,200       19,119,624
 * Dominion Homes, Inc                                    72,100        2,199,771
   Donegal Group, Inc. Class A                            62,496        1,311,166
   Donegal Group, Inc. Class B                            35,448          727,393
 * DoubleClick, Inc.                                      40,100          340,048
   Dover Motorsports, Inc.                               308,000        1,413,720
   Downey Financial Corp.                                    100            5,290
 * Drugstore.com, Inc.                                   211,400          980,896
 * DT Industries, Inc.                                   214,200            6,961
 * Duane Reade, Inc.                                     620,376       10,236,204
 * Duckwall-ALCO Stores, Inc.                            103,200        1,779,168
 * Ducommun, Inc.                                         88,879        1,675,369
 * DuPont Photomasks, Inc.                               527,708       11,651,793
 * Dura Automotive Systems, Inc.                         452,402        4,279,723
*# DVI, Inc.                                             241,100            3,978
 * Dyax Corp.                                            252,900        2,491,065
*# Dynegy, Inc.                                          154,500          678,255
 * E Com Ventures, Inc.                                    6,250           57,812
   E-Z-EM, Inc.                                           23,943          447,734
 * E.piphany, Inc.                                     1,011,562        4,754,341
   Eagle Materials, Inc.                                  12,700          847,090
 * EarthLink, Inc.                                       218,950        2,198,258
   Eastern Co.                                            29,400          462,756
 * EasyLink Services Corp.                                   640              819
   Ecology & Environment, Inc. Class A                    28,100          281,000
   Edelbrock Corp.                                        93,940        1,413,797
 * Eden Bioscience Corp.                                  83,100           91,410
 * Edgewater Technology, Inc.                            248,188        1,536,284
   EFC Bancorp, Inc.                                       5,300          125,875
 * eFunds Corp.                                           62,319          997,727
 * Elcom International, Inc.                                 500               80
   Electro Rent Corp.                                    353,315        3,865,266
 * Electroglas, Inc.                                     448,888        2,356,662
 * eLoyalty Corp.                                         51,900          328,527
 * ELXSI Corp.                                            27,900          101,835
   EMC Insurance Group, Inc.                             150,700        3,056,196
 * EMCORE Corp.                                           30,700           90,872
 * Emisphere Technologies, Inc.                          152,327          773,821
 * Emmis Communications Corp.
     Class A                                               8,100          176,580
 # Empire District Electric Co.                           12,400          248,248
 * EMS Technologies, Inc.                                256,470        5,580,787
 * En Pointe Technologies, Inc.                           39,500           74,655
 * Encore Medical Corp.                                   95,100          663,798
 * Endologix, Inc.                                       110,800          547,352
 * Enesco Group, Inc.                                    404,700        3,897,261
 * Entravision Communications Corp.                    1,658,500       13,433,850
 * Entrust, Inc.                                         110,200          506,920

                                                          SHARES           VALUE+
                                                          ------           ------
 * Environmental Elements Corp.                           10,300  $         1,596
 * Environmental Technologies Corp.                       35,800              251
 * ePlus, Inc.                                           122,300        1,440,694
 * ePresence, Inc.                                       312,600        1,262,904
 * Equity Marketing, Inc.                                  1,100           14,124
 * Equity Oil Co.                                        205,350          872,737
   Espey Manufacturing & Electronics Corp.                 3,800           85,918
 * Esterline Technologies Corp.                          611,893       15,407,466
 * Ethyl Corp.                                           287,420        5,768,519
 * Evans & Sutherland Computer Corp.                     184,000          917,240
*# Evergreen Solar, Inc.                                 134,700          408,141
*# Exabyte Corp.                                          17,200           14,276
 * Exar Corp.                                            874,400       13,929,192
 * Exelixis, Inc.                                        128,283        1,182,769
 * Exponent, Inc.                                         41,600        1,037,088
 * Extended Systems, Inc.                                 20,900          103,873
 * Ezcorp, Inc. Class A Non-Voting                       237,900        1,934,127
 * Fab Industries, Inc.                                   82,381          288,333
*# Factory 2-U Stores, Inc.                              145,779          137,032
 * Fairchild Corp. Class A                               640,629        2,882,830
 * Falcon Products, Inc.                                 162,900          610,875
*# FalconStor Software, Inc.                              47,700          330,084
 * Famous Dave's of America, Inc.                        136,684        1,075,976
   FBL Financial Group, Inc. Class A                     567,800       16,108,486
 * Featherlite, Inc.                                      27,900          125,271
   Fedders Corp.                                          50,600          224,664
   Federal Screw Works                                     3,125          116,562
*# Federal-Mogul Corp.                                   823,500          218,227
   FFLC Bancorp                                            5,598          142,357
 * Fibermark, Inc.                                        50,150            5,015
*# Fiberstars, Inc.                                       17,100          145,846
 * Fidelity Federal Bancorp                               20,000           33,600
   Fidelity Southern Corp.                                91,000        1,228,500
 * Finishmaster, Inc.                                    120,000        1,221,000
 * Finlay Enterprises, Inc.                              220,200        4,311,516
 * Firebrand Financial Group, Inc.                        86,400            3,110
 * First Aviation Services, Inc.                           9,000           43,740
   First Citizens Bancshares, Inc.                        10,300        1,194,800
   First Defiance Financial Corp.                        128,500        3,215,070
   First Federal Bancshares of Arkansas, Inc.            112,100        2,264,420
 * First Horizon Pharmaceutical Corp.                    570,031       10,103,799
   First Indiana Corp.                                   223,925        4,418,040
 * First Investors Financial Services Group, Inc.        120,900          661,323
   First Keystone Financial, Inc.                         37,300        1,007,100
   First Midwest Financial, Inc.                          32,400          725,760
   First Place Financial Corp.                           279,963        4,602,592
   First Republic Bank                                   224,778        9,161,951
 * Fischer Imaging Corp.                                  39,500          116,525
 * Flanders Corp.                                        585,000        4,182,750
 * Fleetwood Enterprises, Inc.                            39,400          527,960
*# Fleming Companies, Inc.                               119,852              569
   Flexsteel Industries, Inc.                             90,400        1,954,448
   Florida Public Utilities Co.                            1,800           34,200
 * Flow International Corp.                               34,100           95,480
   Flowers Foods, Inc.                                   112,650        2,632,630
 * Flowserve Corp.                                     1,464,040       30,671,638
   FNB Financial Services Corp.                           17,375          321,437
 * Foodarama Supermarkets, Inc.                           12,900  $       519,225
*# Footstar, Inc.                                        509,400        2,215,890
 * Forest Oil Corp.                                      429,725       10,700,152
 * Forgent Networks, Inc.                                368,700          471,936
 * Foster (L.B.) Co. Class A                             162,400        1,266,720
*# Foster Wheeler, Ltd.                                  927,100        1,093,978
*# FPIC Insurance Group, Inc.                            273,064        7,372,728
   Frankfort First Bancorp, Inc.                          24,650          526,524
 # Franklin Bancorp, Inc.                                 49,283          980,732
 * Franklin Covey Co.                                    341,800          837,410
 * Franklin Electronic Publishers, Inc.                  112,300          480,644
   Frequency Electronics, Inc.                            97,600        1,370,304
   Fresh Brands, Inc.                                      2,900           23,957
 * Fresh Choice, Inc.                                     65,100          108,066
 * Friede Goldman Halter, Inc.                             8,516               13
   Friedman Industries, Inc.                             108,395          422,741
   Friedmans, Inc. Class A                               592,200        1,871,352
 * Frontier Airlines, Inc.                               206,310        1,918,683
 * Frozen Food Express Industries, Inc.                  387,622        2,655,211
   FSF Financial Corp.                                    16,100          557,060
 * FSI International, Inc.                               519,718        3,580,857
*# FuelCell Energy, Inc.                                 276,171        4,382,834
 * G-III Apparel Group, Ltd.                              98,600          888,879
   GA Financial, Inc.                                     50,500        1,768,510
*# Gadzooks, Inc.                                        238,170          422,752
 * Gaiam, Inc.                                            19,084          116,031
*# Galey & Lord, Inc.                                    124,100              621
*# Galyan's Trading Co.                                  473,032        4,753,972
   GameTech International, Inc.                           79,900          360,349
 * Gateway, Inc.                                       1,166,900        4,725,945
 # GATX Corp.                                          1,378,900       33,245,279
 * Gaylord Entertainment Co.                           1,066,685       30,667,194
 * GC Companies, Inc.                                      4,300            2,688
 * Gehl Co.                                              134,167        2,279,497
 * Genaissance Pharmaceuticals, Inc.                     109,600          477,746
 # Gencorp, Inc.                                       1,290,940       14,665,078
 * Gene Logic, Inc.                                      911,989        3,593,237
 * General Cable Corp.                                   135,500        1,085,355
 * General Communications, Inc.
     Class A                                             552,600        4,382,118
 * General DataComm Industries, Inc.                         690              242
 * Genesee & Wyoming, Inc.                               344,530        7,875,956
 * Genesis Microchip, Inc.                               228,756        3,694,409
 * Genlyte Group, Inc.                                    19,300        1,134,261
 * Gerber Scientific, Inc.                               511,900        3,194,256
 * Giant Group, Ltd.                                      50,600          120,175
 * Giant Industries, Inc.                                299,400        5,604,768
   Gibraltar Steel Corp.                                 198,800        5,755,260
 * Giga-Tronics, Inc.                                     28,800           45,792
   Glatfelter (P.H.) Co.                               1,244,900       15,237,576
 * Glenayre Technologies, Inc.                           996,900        2,522,157
 * Globecomm Systems, Inc.                               162,800          954,008
*# Glowpoint, Inc.                                       160,300          347,851
*# GoAmerica, Inc.                                        41,590           37,389
   Golden Enterprises, Inc.                               17,200           50,052
 * Golden State Vintners, Inc.                            82,600          674,842
*# Goodyear Tire & Rubber Co.                            849,000        7,386,300
   Goody's Family Clothing, Inc.                         567,900        6,780,726
   Gorman-Rupp Co.                                        40,500        1,073,250
 * Gottschalks, Inc.                                     223,900        1,159,802

                                                          SHARES           VALUE+
                                                          ------           ------
*# GP Strategies Corp.                                   235,265  $     1,764,488
 * Gradco Systems, Inc.                                    2,201           21,570
   Graham Corp.                                           25,950          285,450
 * Graphic Packaging Corp.                               561,400        3,626,644
   Gray Television, Inc.                                 904,550       12,745,110
   Gray Television, Inc. Class A                          40,650          520,320
   Great American Financial Resources, Inc.              221,500        3,377,875
 * Great Atlantic & Pacific Tea Co., Inc.              1,117,000        7,740,810
 * Greenbriar Corp.                                        1,070            3,076
 * Greenbrier Companies, Inc.                            196,900        3,392,587
 * Griffin Land & Nurseries, Inc. Class A                 25,000          632,375
 * Group 1 Automotive, Inc.                              244,100        7,835,610
 * GTC Biotherapeutics, Inc.                             379,069          621,673
 * GTSI Corp.                                            222,215        2,648,803
   Guaranty Federal Bancshares, Inc.                      15,300          301,410
*# Guilford Pharmaceuticals, Inc.                        338,313        2,097,541
 * Gulfmark Offshore, Inc.                               291,803        3,924,750
 * Ha-Lo Industries, Inc.                                223,600              313
   Haggar Corp.                                          102,925        2,074,968
 * Hain Celestial Group, Inc.                            221,775        3,925,418
 * Halifax Corp.                                          24,000          108,000
 * Hall Kinion Associates, Inc.                          208,832          864,564
 * Hampshire Group, Ltd.                                  19,100          553,518
   Handleman Co.                                         362,576        8,121,702
 * Hanger Orthopedic Group, Inc.                         405,900        6,697,350
*# Hanover Compressor Co.                              2,308,915       24,174,340
   Hardinge, Inc.                                        148,600        1,768,340
   Harleysville Group, Inc.                              736,468       13,911,881
 * Harolds Stores, Inc.                                    2,000            5,040
 * Hartmarx Corp.                                        696,000        4,196,880
 * Hastings Entertainment, Inc.                          174,000        1,353,546
 * Hastings Manufacturing Co.                              1,700            4,378
   Haverty Furniture Co., Inc.                           188,300        3,304,665
*# Hawaiian Holdings, Inc.                               498,455        2,417,507
 * Hawk Corp.                                            184,600          964,535
 * Hector Communications Corp.                            10,600          212,000
 * HEI, Inc.                                               1,400            3,570
   Heico Corp.                                           255,600        3,759,876
   Heico Corp. Class A                                    23,951          283,101
   Helmerich & Payne, Inc.                                95,800        2,390,210
 * Herley Industries, Inc.                                     0               10
 * Hexcel Corp.                                          599,250        5,093,625
   HF Financial Corp.                                     54,615          809,940
   HMN Financial, Inc.                                    74,300        1,867,159
 * HMS Holdings Corp.                                    345,607        1,866,278
 * Hoenig Group Escrow Shares                            104,700           24,081
 * Holiday RV Superstores, Inc.                            6,880               34
   Holly Corp.                                           215,100        7,474,725
*# Hollywood Media Corp.                                 283,500          924,210
 * Home Products International, Inc.                     125,550          161,960
 * HomeStore, Inc.                                        49,000          204,330
   Horace Mann Educators Corp.                           621,245       10,517,678
   Horizon Financial Corp.                               105,320        1,939,994
 * Horizon Health Corp.                                  109,600        2,520,800
 * Horizon Offshore, Inc.                                717,378          875,201
 * Houston Exploration Co.                               689,842       32,601,933
 * Hub Group, Inc. Class A                               109,800        3,592,656
   Hudson River Bancorp, Inc.                              7,354          128,180
*# Hudson Technologies, Inc.                              54,900           59,292
 * Huffy Corp.                                           378,995  $       439,634
   Hughes Supply, Inc.                                   606,158       32,732,532
 * Human Genome Sciences, Inc.                             7,083           76,992
 * Hurco Companies, Inc.                                  92,200        1,243,778
 * Huttig Building Products, Inc.                         65,600          541,200
 * Hycor Biomedical, Inc.                                 56,900          298,725
 * Hypercom Corp.                                      1,409,300        9,470,496
 * I-many, Inc.                                          399,600          499,500
 * Ico, Inc.                                             264,300          562,959
 * Identix, Inc.                                         161,554        1,171,267
 * IDT Corp.                                             617,922       10,869,248
 * IDT Corp. Class B                                     118,400        2,131,200
 * iGate Capital Corp.                                   555,429        2,477,213
   IHOP Corp.                                             10,300          370,800
   Ikon Office Solutions, Inc.                         1,582,500       17,439,150
 * Illumina, Inc.                                        307,500        1,949,550
 * Image Entertainment, Inc.                              29,400          101,430
 # IMC Global, Inc.                                      302,483        3,765,913
 * IMCO Recycling, Inc.                                  444,900        5,605,740
 * ImmunoGen, Inc.                                       312,746        2,505,095
 * Impco Technologies, Inc.                              227,000        1,300,710
 * Imperial Sugar Co.                                     98,576        1,164,183
*# Imperial Sugar Company                                282,800                0
 * Impreso, Inc.                                           6,500           15,470
 * Incyte Genomics, Inc.                                 843,721        6,049,480
   Independence Holding Co.                               57,860        1,900,701
 * Industrial Distribution Group, Inc.                   231,800        1,680,550
 * INEI Corp.                                             31,200           43,680
*# Infocrossing, Inc.                                     23,000          303,600
 * InFocus Corp.                                       1,067,825        8,606,670
 * Infonet Services Corp.                                135,200          232,544
 * Information Holdings, Inc.                             43,974        1,174,985
 * Inforte Corp.                                         193,268        2,091,160
 * InfoSpace, Inc.                                       149,656        5,474,416
   Ingles Market, Inc. Class A                           296,439        3,142,253
 * Innotrac Corp.                                        165,400        1,529,950
 * Innovative Clinical Solutions, Ltd.                     8,426               51
 * Innovex, Inc.                                         110,135          593,628
 * Input/Output, Inc.                                    711,900        4,912,110
 * Insight Communications Co., Inc.                    1,017,187        9,724,308
 * Insight Enterprises, Inc.                             371,446        6,819,749
 * Insmed, Inc.                                           38,125           87,649
 * Instinet Group, Inc.                                  455,900        3,004,381
 * Insurance Auto Auctions, Inc.                         320,900        5,249,924
 * InsWeb Corp.                                           23,166          110,039
 * IntegraMed America, Inc.                               56,400          410,592
 * Integrated Electrical Services, Inc.                1,037,900        9,341,100
 * Integrated Information Systems, Inc.                    7,220              903
 * Integrated Telecom Express, Inc.                        3,300                0
 * Integrity Media, Inc.                                  23,100          146,916
 * Intelligent Systems Corp.                              52,375           96,894
 * Intelligroup, Inc.                                     70,900          279,346
 * InterCept Group, Inc.                                 587,853        8,753,131
 * Interface, Inc. Class A                             1,183,327        8,283,289
 * Interland, Inc.                                       322,598          938,760
   Intermet Corp.                                        698,792        2,872,035
   International Aluminum Corp.                           55,800        1,653,354
 * International Shipholding Corp.                        80,650        1,145,633
*# Internet Commerce Corp.                                50,000           69,500
   Interpool, Inc.                                       591,600        9,983,250

                                                          SHARES           VALUE+
                                                          ------           ------
 * Interstate Hotels & Resorts, Inc.                      18,140  $        97,049
 * Intest Corp.                                            8,500           48,875
*# Intrusion, Inc.                                        23,600           46,704
 * Intuitive Surgical, Inc.                                7,148          118,228
   Investors Title Co.                                    18,200          503,321
   Iomega Corp.                                        1,285,900        6,223,756
 * Ionics, Inc.                                          597,800       15,100,428
*# IPIX Corp.                                              7,500           62,925
 * Iridex Corp.                                           89,000          618,550
   Isco, Inc.                                             40,900          651,496
 * ITLA Capital Corp.                                    147,000        5,894,700
 * ITXC Corp.                                            524,620        1,238,103
 * iVillage, Inc.                                            100              689
 * IXYS Corp.                                             97,419          910,868
 * J Net Enterprises, Inc.                               108,700          163,050
 * J. Alexander's Corp.                                  107,200          766,480
 * Jaclyn, Inc.                                           26,900          136,652
 * Jaco Electronics, Inc.                                105,869          527,333
 * Jacuzzi Brands, Inc.                                1,103,700        9,425,598
 * Jakks Pacific, Inc.                                   734,423       13,058,041
 * JDA Software Group, Inc.                              397,165        5,024,137
 * Jo-Ann Stores, Inc.                                    59,400        1,700,622
 * Johnson Outdoors, Inc.                                121,800        2,322,726
 * JPS Industries, Inc.                                   43,200          107,179
 * K-Tron International, Inc.                              6,300          134,442
 * K2, Inc.                                              927,710       13,655,891
 * Kadant, Inc.                                          381,860        7,725,028
 * Kaiser Aluminum Corp.                                 231,265            8,094
   Kaman Corp. Class A                                   662,618        7,805,640
*# Kansas City Southern Industries, Inc.               1,816,400       23,613,200
 * Katy Industries, Inc.                                 133,000          778,050
 * KBK Capital Corp.                                      12,075           13,584
 * Keane, Inc.                                           209,000        2,999,150
 * Keith Companies, Inc.                                  34,290          480,746
   Kellwood Co.                                          307,417       12,511,872
   Kelly Services, Inc.                                   50,986        1,414,352
 * Kemet Corp.                                         2,033,984       24,712,906
 * Kendle International, Inc.                            350,238        2,626,785
 * Kennedy-Wilson, Inc.                                   43,900          298,520
   Kewaunee Scientific Corp.                              31,100          334,792
 * Key Technology, Inc.                                   26,200          343,220
 * Key Tronic Corp.                                      151,900          543,802
 * Keynote Systems, Inc.                                 288,000        3,758,400
 * Keystone Consolidated Industries, Inc.                 18,342            2,476
 * Kforce, Inc.                                          501,878        4,597,202
   Kimball International, Inc. Class B                   560,207        7,753,265
 * Kindred Healthcare, Inc.                            1,047,674       26,024,222
 * Kirby Corp.                                             1,200           42,480
*# Kit Manufacturing Co.                                   1,400               14
   Knape & Vogt Manufacturing Co.                         37,434          487,391
 * Knight Trading Group, Inc.                            453,829        5,200,880
 * Koala Corp.                                            44,700           17,433
 # Labranche & Co., Inc.                               1,296,340       11,615,206
 * LaCrosse Footwear, Inc.                                29,400          231,084
   Ladish Co., Inc.                                      299,510        2,605,737
 * Lakes Entertainment, Inc.                             232,850        2,878,026
 * Lamson & Sessions Co.                                 247,700        1,870,135
 * Lancer Corp.                                          108,400          693,760
   Landamerica Financial Group, Inc.                     540,112       21,545,068
   Landry's Restaurants, Inc.                            806,335       24,190,050
 * Lantronix, Inc.                                       139,900  $       174,875
 * Larscom, Inc.                                           8,457           42,285
 * Lattice Semiconductor Corp.                           596,414        4,657,993
   Lawson Products, Inc.                                 194,268        6,828,520
 * Layne Christensen Co.                                 182,500        3,076,950
 * Lazare Kaplan International, Inc.                     126,800        1,115,840
 * LCC International, Inc. Class A                       140,400          581,256
 * Lesco, Inc.                                           217,900        2,817,447
 * Level 8 Systems, Inc.                                   5,966            1,611
 * Lexicon Genetics, Inc.                                  1,400            9,814
 * Liberate Technologies, Inc.                           662,100        1,738,013
   Liberty Corp.                                         290,950       13,543,723
 * Lightbridge, Inc.                                     237,344        1,250,803
*# LightPath Technologies, Inc.                           31,300          133,025
*# Lipid Sciences, Inc.                                   87,400          371,450
   Lithia Motors, Inc. Class A                           366,875        8,775,650
 * LMI Aerospace, Inc.                                    29,100           36,375
 # LNR Property Corp.                                    578,593       29,074,298
 * Lodgenet Entertainment Corp.                           26,000          514,020
 * Lodgian, Inc.                                             944           13,971
 * Logic Devices, Inc.                                    92,700          148,320
 * LogicVision, Inc.                                     157,400          470,469
   Lone Star Steakhouse & Saloon, Inc.                   617,316       15,679,826
   Longs Drug Stores Corp.                             1,086,800       23,279,256
   Longview Fibre Co.                                  1,451,440       18,520,374
 * LOUD Technologies, Inc.                                 1,000            2,480
 # Louisiana-Pacific Corp.                             1,058,600       24,453,660
   LSB Corp.                                               3,500           54,250
   LSI Industries, Inc.                                   62,875          723,063
 * Luby's, Inc.                                          627,200        3,462,144
   Lufkin Industries, Inc.                               104,600        3,164,150
 * Lydall, Inc.                                          445,700        3,935,531
 * Lynch Corp.                                             6,200           86,800
 * M & F Worldwide Corp.                                 348,800        4,534,400
 * Mac-Gray Corp.                                        287,700        1,844,157
   MAF Bancorp, Inc.                                      58,080        2,558,424
*# Magic Lantern Group, Inc.                              28,600           25,883
*# Magna Entertainment Corp.                             158,300          826,326
 * Magnetek, Inc.                                        681,300        5,320,953
 * Magnum Hunter Resources, Inc.                       1,941,528       19,551,187
 * MAII Holdings, Inc.                                    62,700              627
 * Main Street & Main, Inc.                              258,064          529,031
   Maine & Maritimes Corp.                                   400           12,220
 * MAIR Holdings, Inc.                                   476,969        3,815,752
 * Management Network Group, Inc.                        163,087          383,254
 * Manchester Technologies, Inc.                         178,300          673,796
 * Manugistic Group, Inc.                                469,261        2,088,211
 * Mapinfo Corp.                                         110,735        1,107,350
 * Marimba, Inc.                                          60,600          495,708
 * Marisa Christina, Inc.                                 94,000          122,200
   Maritrans, Inc.                                       108,500        1,589,525
 * MarketWatch.com, Inc.                                  95,000        1,081,100
   MarkWest Hydrocarbon, Inc.                            171,050        1,830,235
 * Marlton Technologies, Inc.                             96,500           56,935
   Marsh Supermarkets, Inc. Class A                       36,900          503,501
   Marsh Supermarkets, Inc. Class B                       59,400          820,908
 * Marten Transport, Ltd.                                    200            3,472
   MASSBANK Corp.                                         63,149        2,101,599
   Massey Energy Co.                                   1,766,200       43,483,844
 * Mastec, Inc.                                          655,000        2,796,850

                                                          SHARES           VALUE+
                                                          ------           ------
 * Material Sciences Corp.                               413,667  $     4,281,453
 * Matria Healthcare, Inc.                               174,470        3,812,170
 * Matrix Bancorp, Inc.                                    5,000           59,500
 * Mattson Technology, Inc.                               37,641          401,253
 * Maxco, Inc.                                            38,500          127,050
   Maxcor Financial Group, Inc.                           59,500          664,615
 * Maxicare Health Plans, Inc.                            12,200            1,464
*# Maxim Pharmaceuticals, Inc.                           270,710        2,412,026
 * Maxwell Shoe Company, Inc.                             61,350        1,369,946
 * Maxxam, Inc.                                          105,500        2,663,875
 * Maxygen, Inc.                                         136,619        1,371,655
 * Mayor's Jewelers, Inc.                                293,900          170,462
   McRae Industries, Inc. Class A                         32,700          325,365
*# MCSI, Inc.                                             27,200              276
 * Meade Instruments Corp.                               453,359        1,450,749
 * Meadow Valley Corp.                                    44,064           95,839
 * Meadowbrook Insurance Group, Inc.                     360,400        1,827,228
*# Medarex, Inc.                                         235,344        1,969,829
 * MedCath Corp.                                         169,601        3,425,940
 * Media 100, Inc.                                         4,700              106
   Media General, Inc. Class A                            45,600        3,138,192
*# Medialink Worldwide, Inc.                              63,000          226,800
 * Medical Resources, Inc.                                 1,619                0
 * Medicore, Inc.                                         58,600          191,622
 * Medquist, Inc.                                        471,073        5,808,330
 * Mens Warehouse, Inc.                                  308,300        8,043,547
   Merchants Group, Inc.                                  23,900          621,400
 * Mercury Air Group, Inc.                                39,650          237,900
 * Meridian Resource Corp.                                73,600          543,168
 * Merisel, Inc.                                           3,600           16,920
 * Merrimac Industries, Inc.                              35,170          325,323
   Mesa Labs, Inc.                                        17,700          175,584
 * Mestek, Inc.                                           13,500          212,760
 * Meta Group, Inc.                                       10,600           48,760
 * MetaSolv, Inc.                                        595,737        1,679,978
 * Metris Companies, Inc.                              1,679,600       12,680,980
*# Metro One Telecommunications, Inc.                    461,619          770,904
 * Metromedia International Group, Inc.                   82,700           28,945
   MFB Corp.                                              17,700          608,615
 * MFRI, Inc.                                             59,900          178,802
   MGP Ingredients, Inc.                                 105,900        3,775,335
 * Michael Anthony Jewelers, Inc.                         93,900          133,808
 * Micro Component Technology, Inc.                       20,800           28,496
 * Micro Linear Corp.                                    189,700        1,143,891
 * MicroFinancial, Inc.                                  125,000          362,500
 * Microtek Medical Holdings, Inc.                       597,600        2,695,774
 * Microtune, Inc.                                       164,400          562,248
   Midland Co.                                            49,800        1,300,776
*# Midway Games, Inc.                                    237,100        2,570,164
*# Midwest Express Holdings, Inc.                        456,802        1,804,368
*# Mikohn Gaming Corp.                                   167,400          821,934
 * Milacron, Inc.                                        791,300        3,545,024
 * Miller Industries, Inc.                               130,390        1,187,853
 * Millerbuilding Systems Escrow Shares                   46,200           13,860
 * Miltope Group, Inc. Contigent Value Right              53,600                0
   Minerals Technologies, Inc.                            97,100        5,583,250
   Minuteman International, Inc.                           9,000          117,000
 * MIPS Technologies, Inc.                               412,800        2,864,832
 * Misonix, Inc.                                         119,390        1,005,264
 * Mission Resources Corp.                               524,200  $     2,820,196
 * Mitcham Industries, Inc.                              143,200          601,440
 * MKS Instruments, Inc.                                  55,869        1,305,100
 * Mobile Mini, Inc.                                     416,221        8,873,832
 * Modem Media, Inc.                                      11,900           66,759
   Modine Manufacturing Co.                              264,013        7,959,992
 * Mod-Pac Corp.                                           9,843           82,780
 * Mod-Pac Corp. Class B                                   3,878           32,614
 * Modtech Holdings, Inc.                                356,893        2,498,251
 * Moldflow Corp.                                         43,600          486,576
 * Mondavi (Robert) Corp. Class A                        277,541        9,663,978
*# Mony Group, Inc.                                       34,200        1,068,408
 * Moore Handley, Inc.                                     2,000            3,950
 * Motor Car Parts & Accessories, Inc.                    71,200          605,200
   Movado Group, Inc.                                    247,350        7,593,645
 * MPS Group, Inc.                                     3,031,500       33,589,020
 * MRV Communications, Inc.                              713,600        1,898,176
 * MSC Software Corp.                                    882,739        7,891,687
*# MTI Technology Corp.                                      300              888
 * MTM Technologies, Inc.                                  6,200           10,354
   Mueller (Paul) Co.                                      2,300           73,002
   Mueller Industries, Inc.                              737,888       24,128,938
   Myers Industries, Inc.                                220,994        2,985,629
   Nacco Industries, Inc. Class A                        116,800       10,364,832
*# Nanogen, Inc.                                         180,200        1,227,162
 * Nanometrics, Inc.                                     289,620        3,704,240
*# Napco Security Systems, Inc.                           99,600          876,480
   Nash-Finch Co.                                        349,771        6,575,695
 * Nashua Corp.                                          116,000        1,070,680
 * NATCO Group, Inc. Class A                              30,800          235,312
 * Nathans Famous, Inc.                                  107,000          651,523
 * National Home Health Care Corp.                        53,533          540,683
   National Presto Industries, Inc.                      135,950        5,356,430
 * National Research Corp.                                75,400        1,266,720
 * National RV Holdings, Inc.                            193,050        2,297,295
 * National Steel Corp. Class B                            5,015               35
 * National Technical Systems, Inc.                      128,684          639,431
 * National Western Life Insurance Co.
     Class A                                              24,300        3,551,445
 * Natrol, Inc.                                          122,500          336,875
 * Natural Alternatives International, Inc.               81,900          898,443
 * Natus Medical, Inc.                                   159,600          818,748
 * Navidec, Inc.                                           5,188            9,001
*# Navigant International, Inc.                          439,398        7,636,737
 * Navigators Group, Inc.                                 16,133          466,244
 * NCI Building Systems, Inc.                            553,698       16,096,001
 * NCO Group, Inc.                                       743,550       18,432,617
 * Neoforma, Inc.                                        319,706        3,635,057
 * NeoMagic Corp.                                        364,300        1,493,630
 * NES Rentals Holdings, Inc.                                448            3,640
 * Net2Phone, Inc.                                       485,128        2,073,922
   NetBank, Inc.                                         302,082        3,238,319
 * Netegrity, Inc.                                        43,350          408,357
 * NetIQ Corp.                                         1,573,837       20,853,340
 * NetManage, Inc.                                        83,916          549,650
 * NetRatings, Inc.                                      778,110       10,885,759
 * Netscout System, Inc.                                  40,238          277,240
 * Network Equipment Technologies, Inc.                  256,400        1,887,104
 * Neurogen Corp.                                         56,090          527,807
 * New Brunswick Scientific Co., Inc.                    103,193          627,413

                                                          SHARES           VALUE+
                                                          ------           ------
 * New Horizons Worldwide, Inc.                           63,775  $       372,510
 * Newpark Resources, Inc.                               590,000        3,333,500
 * Newport Corp.                                         890,104       12,933,211
 * Niagara Corp.                                         132,200          533,427
   Nitches, Inc.                                           4,047           26,144
 * NMS Communications Corp.                              260,300        2,238,580
 * NMT Medical, Inc.                                     123,900          471,440
 * Nobel Learning Communities, Inc.                       83,500          549,013
 * Noel Group, Inc.                                       95,400              286
 # Noland Co.                                              3,000          128,340
 * Norstan, Inc.                                         247,900          798,238
 * North America Galvanizing & Coatings, Inc.             73,400          146,800
 * North American Scientific, Inc.                        88,435          791,493
   North Central Bancshares, Inc.                         39,900        1,509,018
   Northeast Bancorp                                      21,200          410,538
   Northeast Pennsylvania Financial Corp.                  3,200           56,080
 * Northland Cranberries, Inc.                            32,800           21,648
   Northrim BanCorp, Inc.                                      0               12
 * Northwest Pipe Co.                                     91,800        1,349,460
 * Novamed Eyecare, Inc.                                  44,550          161,717
 * NS Group, Inc.                                          2,900           38,570
 * Nu Horizons Electronics Corp.                         457,433        3,718,930
 * Numerex Corp. Class A                                  77,800          357,880
 * Nuvelo, Inc.                                           53,209          462,918
   NWH, Inc.                                              52,900          992,669
 * NYFIX, Inc.                                           416,763        2,100,486
   Nymagic, Inc.                                         125,800        3,233,060
 * O.I. Corp.                                             51,900          436,479
 * Obie Media Corp.                                       70,500          248,865
 * Ocwen Financial Corp.                                 755,930        9,403,769
 * Odd Job Stores, Inc.                                  175,300          283,110
 * Offshore Logistics, Inc.                              655,000       15,045,350
*# Oglebay Norton Co.                                     55,400            7,756
 # Ohio Art Co.                                            3,500           32,515
 * Ohio Casualty Corp.                                 1,722,044       32,288,325
 * Oil States International, Inc.                        623,581        8,854,850
   Oil-Dri Corp. of America                               47,700          766,539
 * Olympic Steel, Inc.                                   210,900        2,994,780
 * Omega Protein Corp.                                   583,800        6,305,040
 * Omnova Solutions, Inc.                                171,900          887,004
 * Omtool, Ltd.                                           53,414          560,847
 * On Assignment, Inc.                                   426,464        2,503,344
 * One Price Clothing Stores, Inc.                        42,786              856
*# Oneida, Ltd.                                          181,300          224,812
 * Onyx Acceptance Corp.                                 107,900        1,634,685
 * Opinion Research Corp.                                 89,900          623,906
 * Oplink Communications, Inc.                           158,500          318,585
 * Opti, Inc.                                            168,800          261,640
 * Optika, Inc.                                           72,100          261,723
 * Oregon Steel Mills, Inc.                              768,361        8,659,428
*# Orthodontic Centers of America, Inc.                1,165,800        9,967,590
 * Orthologic Corp.                                      354,200        2,844,226
 * Oscient Pharmaceutical Corp.                           13,100           61,439
 * OSI Systems, Inc.                                     218,930        4,888,707
   Outlook Group Corp.                                    59,300          364,695
   Overseas Shipholding Group, Inc.                      960,975       36,651,587
 * OYO Geospace Corp.                                     19,000          332,291
 * Pacific Premier Bancorp, Inc.                          29,840          343,458
 * Pain Therapeutics, Inc.                               103,800  $       811,716
*# Palmone Inc                                            76,444        1,622,906
 * Par Technology Corp.                                  150,700        1,567,280
 * Paradyne Networks Corp.                                11,500           54,395
   Park Electrochemical Corp.                            224,350        5,599,776
 * Parker Drilling Co.                                 2,494,100        8,006,061
 * Park-Ohio Holdings Corp.                              188,135        2,276,434
   Parkvale Financial Corp.                               40,825        1,085,129
 * Parlex Corp.                                          165,300        1,003,371
 * Parlux Fragrances, Inc.                               224,000        2,047,360
 * Pathmark Stores, Inc.                                 802,163        5,414,600
 * Patrick Industries, Inc.                               96,250          991,375
 * Paula Financial, Inc.                                  90,600          258,210
 * Paul-Son Gaming Corp.                                  35,400          138,414
 * Paxson Communications Corp.                           462,700        1,300,187
 * Payless Cashways, Inc.                                  4,184                6
 * PC Connection, Inc.                                   424,359        3,254,834
 * PC-Tel, Inc.                                          296,000        3,238,240
 * Pediatric Services of America, Inc.                   152,300        1,888,520
 * Peerless Manufacturing Co.                             20,100          215,271
 * Peerless Systems Corp.                                120,900          151,125
 * Pegasus Solutions, Inc.                               387,366        4,454,709
 * Pemstar, Inc.                                         663,090        1,743,927
   Penford Corp.                                          79,800        1,372,560
 * Penn Treaty American Corp.                            235,200          500,976
   Penn Virginia Corp.                                    53,900        3,357,970
   Penn-America Group, Inc.                              247,875        3,271,950
   Pep Boys - Manny, Moe & Jack                        1,187,900       29,091,671
 * Perceptron, Inc.                                      243,900        1,634,130
 * Pericom Semiconductor Corp.                           270,400        2,895,984
 * Perry Ellis International, Inc.                        49,868        1,195,835
 * Per-Se Technologies, Inc.                             364,566        4,739,358
 * Petrocorp, Inc. Escrow Shares                         102,600            6,156
 * Petroleum Development Corp.                            68,679        1,687,443
 * Pharmacopia Drug Discovery, Inc.                      153,745        1,070,065
 * Pharmacyclics, Inc.                                   225,953        2,704,657
 * PharmChem, Inc.                                        54,000            8,640
   Phillips-Van Heusen Corp.                             702,700       13,302,111
 * Phoenix Technologies, Ltd.                            138,322          912,925
 * Photo Control Corp.                                     4,200           11,550
 * Photronics, Inc.                                      206,527        3,651,397
 * Piccadilly Cafeterias, Inc.                           184,200              184
 * Pico Holdings, Inc.                                   184,820        3,372,965
   Pilgrims Pride Corp. Class B                          398,400       10,708,992
   Pinnacle Bancshares, Inc.                              10,400          154,440
 * Pinnacle Entertainment, Inc.                          401,400        4,575,960
 * Plains Exploration & Production Co.                   187,435        3,336,343
 * Play By Play Toys and Novelties, Inc.                  52,900              135
 * Plexus Corp.                                          191,872        2,818,600
   PMA Capital Corp. Class A                             418,780        2,918,897
   Pocahontas Bancorp, Inc.                               69,800        1,191,835
 * Polyone Corp.                                         473,800        3,264,482
   Pomeroy IT Solutions, Inc.                            349,333        4,443,516
   Pope & Talbot, Inc.                                   381,000        6,374,130
   Potlatch Corp.                                         42,650        1,610,038
   PowerCerv Corp.                                        20,666           13,020
 * Power-One, Inc.                                       118,888        1,198,391
*# Powerwave Technologies, Inc.                          591,140        4,735,031
 * PPT Vision, Inc.                                       89,000          125,490
 * PRAECIS Pharmaceuticals, Inc.                         818,413        3,412,782

                                                          SHARES           VALUE+
                                                          ------           ------
   Preformed Line Products Co.                            14,300  $       393,250
 * Premier Financial Bancorp                               1,100           10,131
   Presidential Life Corp.                               821,703       13,903,215
*# PRG-Schultz International, Inc.                       552,580        2,492,136
 * Pricesmart, Inc.                                       58,559          322,660
 * Prime Hospitality Corp.                             1,303,752       12,920,182
 * Prime Medical Services, Inc.                          555,263        3,248,289
 * Primus Knowledge Solutions, Inc.                      117,500          250,275
 * Printronix, Inc.                                       90,000        1,305,000
 * Procom Technology, Inc.                                 5,400            6,588
 * Procurenet, Inc.                                       22,400               22
   Programmers Paradise, Inc.                             86,900          642,191
 * Progressive Software Holding, Inc.                      5,680                1
 * Protection One, Inc.                                1,266,600          246,987
   Providence & Worcester Railroad Co.                    47,100          480,420
   Provident Financial Holdings, Inc.                     55,200        1,374,480
 * Province Healthcare Co.                               558,213        8,942,572
 * ProxyMed, Inc.                                          5,303          100,757
 * PSS World Medical, Inc.                               817,944        8,220,337
 * PTEK Holdings, Inc.                                   561,200        5,886,988
   Pulitzer, Inc.                                         75,000        3,528,750
 * Pure World, Inc.                                      100,500          192,960
   Pyramid Breweries, Inc.                               110,100          241,119
 * QEP Co., Inc.                                          20,600          312,914
   Quaker Fabric Corp.                                   458,348        3,653,034
 * Quality Dining, Inc.                                  217,600          489,600
   Quanex Corp.                                          476,202       21,214,799
 * Quanta Services, Inc.                               1,827,650        9,686,545
 * Quantum Corp.- DLT                                    498,800        1,471,460
 * Quantum Fuel Systems Technologies Worldwide, Inc.       1,600            8,016
 * Quicklogic Corp.                                      109,100          327,191
 * Quigley Corp.                                          14,800          117,497
 * Quovadx, Inc.                                         501,945          537,081
 * R & B, Inc.                                           122,500        2,296,875
 * Radiologix, Inc.                                      170,892          676,732
 * Rag Shops, Inc.                                        55,755          183,992
 * Railamerica, Inc.                                     919,965       11,729,554
 * Raytech Corp.                                          26,800           54,940
 * RCM Technologies, Inc.                                234,100        1,252,435
 * Reading International, Inc. Class A                   213,799        1,804,464
 * Reading International, Inc. Class B                    14,660          120,945
 * RealNetworks, Inc.                                        300            1,803
*# Redhook Ale Brewery, Inc.                             126,500          275,770
 * Refac                                                  11,357           54,911
   Regal-Beloit Corp.                                    537,583       10,993,572
 * Regent Communications, Inc.                           914,170        5,393,603
 * Register.Com, Inc.                                     78,955          412,145
 * Reliability, Inc.                                     100,400          110,440
   Reliance Steel & Aluminum Co.                         608,663       22,270,979
*# Relm Wireless Corp.                                    59,254          142,210
 * Remec, Inc.                                           664,067        4,349,639
 * RemedyTemp, Inc.                                        7,500           97,665
 * Rentrak Corp.                                          35,300          314,170
 * Rent-Way, Inc.                                        675,100        6,278,430
 * Reptron Electronics, Inc.                              73,300                0
*# Reptron Electronics, Inc.                               2,856           20,849
 * Republic First Bancorp, Inc.                           66,730          794,087
 * Res-Care, Inc.                                        528,510        7,330,434
   Resource America, Inc.                                483,676       10,544,137
 * Restoration Hardware, Inc.                             84,678  $       568,189
 * Retail Ventures Inc.                                  811,923        5,870,203
 * Rex Stores Corp.                                      321,250        3,951,375
 * Rexhall Industries, Inc.                               38,798           67,509
 * RF Monolithics, Inc.                                   29,200          279,736
   Riggs National Corp.                                  833,884       18,212,027
 * Riverside Group, Inc.                                   3,200              104
 * Riverstone Networks, Inc.                               9,900            9,851
   Riverview Bancorp, Inc.                                56,600        1,176,714
 * Riviera Holdings Corp.                                  5,500           47,795
*# Riviera Tool Co.                                       16,500           55,110
   RLI Corp.                                              71,800        2,582,646
 * Roadhouse Grill, Inc.                                 174,800           43,700
   Roanoke Electric Steel Corp.                          140,900        1,852,835
   Robbins & Myers, Inc.                                 344,900        7,622,290
*# Robotic Vision Systems, Inc.                           14,000           46,900
 * Rochester Medical Corp.                                27,100          220,052
   Rock of Ages Co.                                       87,600          712,188
*# Rockford Corp.                                        173,400          858,330
   Rock-Tenn Co. Class A                                 960,250       15,431,218
 * Rocky Shoes & Boots, Inc.                              71,400        1,460,844
 * Rouge Industries, Inc. Class A                         50,000              425
 * RTI International Metals, Inc.                        613,650        8,904,062
 * RTW, Inc.                                              93,850          606,553
 * Rubio's Restaurants, Inc.                             197,369        1,306,583
   Ruddick Corp.                                          71,791        1,476,023
 * Rural/Metro Corp.                                     134,500          168,125
 * Rush Enterprises, Inc. Class A                        105,400        1,244,774
 * Rush Enterprises, Inc. Class B                        105,400        1,279,240
   Russell Corp.                                         858,300       14,058,954
 * Ryan's Family Steak Houses, Inc.                      351,500        5,915,745
   Ryerson Tull, Inc.                                    721,439        9,674,497
 * S&K Famous Brands, Inc.                                78,600        1,338,165
 * Safeguard Scientifics, Inc.                           825,100        2,104,005
 * SafeNet, Inc.                                             735           17,126
 * Safety Components International, Inc.                   1,155           15,448
*# Salton, Inc.                                          325,300        1,841,198
   Sanders Morris Harris Group, Inc.                       8,200          110,290
 * Sands Regent Casino Hotel                              15,492          105,810
 * Sangamo BioSciences, Inc.                              15,400           96,558
 * Sapient Corp.                                             500            3,000
 * Satcon Technology Corp.                               101,000          277,750
   Saucony, Inc. Class A                                  35,800          730,284
   Saucony, Inc. Class B                                  48,400          976,712
   Sauer-Danfoss, Inc.                                    92,400        1,435,896
 * SBS Technologies, Inc.                                181,174        3,351,719
 * ScanSoft, Inc.                                         73,525          385,271
 * Scheid Vineyards, Inc.                                 34,100          170,841
 * Schieb (Earl), Inc.                                    75,600          250,236
 * Schlotzskys, Inc.                                     164,000          249,116
 * Schuff International, Inc.                            106,600          249,444
 # Schulman (A.), Inc.                                   509,536       10,175,434
   Schweitzer-Maudoit International, Inc.                 56,500        1,590,475
 * SCM Microsystems, Inc.                                312,903        1,993,192
   Scope Industries, Inc.                                  8,100          567,000
   SCPIE Holdings, Inc.                                  150,800        1,313,468
 * SCS Transportation, Inc.                              347,785        7,912,109
   Seaboard Corp.                                         26,240        9,813,760
 * Seabulk International, Inc.                           557,000        4,940,590
   Seacoast Financial Services Corp.                      35,246        1,207,528

                                                          SHARES           VALUE+
                                                          ------           ------
 * Seacor Smit, Inc.                                     540,166  $    21,628,247
 * Secom General Corp.                                    11,500           14,548
 * SED International Holdings, Inc.                       11,350           17,252
 * SEEC, Inc.                                             42,400           10,600
 * Segue Software, Inc.                                   68,200          251,317
 * Selas Corp. of America                                 76,500          229,500
 * Selectica, Inc.                                       856,052        3,750,364
 # Selective Insurance Group, Inc.                       802,844       29,006,754
 * Semitool, Inc.                                        276,235        3,162,891
*# SEMX Corp.                                             67,400           10,110
 * Seneca Foods Corp. Class B                             10,500          194,985
 * Sequa Corp. Class A                                    94,900        4,664,335
 * Sequa Corp. Class B                                    28,900        1,465,230
 * Sequenom, Inc.                                        716,719        1,153,918
 * Service Corp. International                         4,365,800       31,433,760
 * Servotronics, Inc.                                        400            1,558
*# Shaw Group, Inc.                                    1,658,898       19,574,996
 * Shiloh Industries, Inc.                               164,700        1,791,936
 * Shoe Carnival, Inc.                                   332,900        4,587,362
 * Shoe Pavilion, Inc.                                     9,500           22,183
 * Sholodge, Inc.                                         71,600          483,300
 * Shopko Stores, Inc.                                   847,300       11,557,172
 * Sifco Industries, Inc.                                 74,715          306,332
 * Sight Resource Corp.                                   75,200            3,384
 * Sigmatron International, Inc.                          16,800          204,120
*# Silicon Graphics, Inc.                              1,681,500        3,178,035
   Simmons First National Corp. Class A                   68,600        1,652,574
 * Sipex Corp.                                           490,900        3,166,305
 * Sitel Corp.                                           762,700        2,387,251
 * Six Flags, Inc.                                     2,475,600       17,329,200
 * Skechers U.S.A., Inc. Class A                         484,132        5,567,518
   Skyline Corp.                                         118,700        4,750,374
*# Skyworks Solutions, Inc.                              815,161        7,287,539
 * SL Industries, Inc.                                       100            1,080
 * Smart & Final Food, Inc.                              364,900        5,670,546
 * SmartDisk Corp.                                        21,800            3,924
 * Smith & Wollensky Restaurant Group, Inc.              160,400        1,032,976
   Smith (A.O.) Corp.                                    412,200       12,139,290
   Smith (A.O.) Corp. Convertible Class A                 70,050        2,062,973
 * Smithway Motor Xpress Corp. Class A                    73,800          182,286
 * Sola International, Inc.                              236,900        4,593,491
 * Somera Communications, Inc.                            93,400          130,760
   Sonic Automotive, Inc.                                839,093       18,418,091
*# Sonic Foundry, Inc.                                    22,800           35,796
 * SonicWALL, Inc.                                     1,048,778        8,348,273
 * Sourcecorp, Inc.                                      423,815       10,883,569
   South Jersey Industries, Inc.                         302,991       12,722,592
 * Southern Energy Homes, Inc.                           180,800          743,992
 * Southwall Technologies, Inc.                          131,500           59,175
   Southwest Gas Corp.                                     1,700           38,420
 * Southwestern Energy Co.                               464,400       11,870,064
*# Spacehab, Inc.                                        122,200          502,242
   Span-American Medical System, Inc.                     24,000          282,960
 * SPAR Group, Inc.                                        6,000            7,980
 * Spartan Stores, Inc.                                  247,671        1,075,140
 * Sparton Corp.                                         120,503        1,008,610
 * Spectrum Control, Inc.                                173,800        1,423,422
 * Spherion Corp.                                      1,547,289       14,296,950
 * Spiegel, Inc. Class A Non-Voting                          400               25
 * Spinnaker Exploration Co.                             976,066  $    32,532,280
 * Sport Chalet, Inc.                                     45,900          573,750
 * Sport Supply Group, Inc.                              105,400          123,845
 * Sport-Haley, Inc.                                      60,800          324,672
 * Sports Club Co., Inc.                                 116,000          185,600
 * SportsLine.Com, Inc.                                  227,300          227,300
 * SR Telecom, Inc.                                       11,987           40,996
 * SRI/Surgical Express, Inc.                             52,500          362,775
 * Stamps.com, Inc.                                      373,904        4,939,272
   Standard Commercial Corp.                             343,680        5,667,283
 * Standard Management Corp.                             134,600          464,370
   Standard Motor Products, Inc.
     Class A                                             293,250        4,105,500
   Standard Register Co.                                 380,299        4,635,845
   Star Buffet, Inc.                                       7,200           46,584
   Starrett (L.S.) Co. Class A                            64,600        1,016,158
   State Financial Services Corp.
     Class A                                              67,000        1,904,140
*# Steel Dynamics, Inc.                                  989,988       25,343,693
   Steel Technologies, Inc.                              286,394        6,114,512
 * SteelCloud Co.                                          5,900           14,632
 * Steinway Musical Instruments, Inc.                    122,500        4,165,000
 * Stellent, Inc.                                        475,810        3,792,206
   Stepan Co.                                            129,000        3,128,250
   Stephan Co.                                            51,500          234,840
   Stewart & Stevenson Services, Inc.                    821,400       13,922,730
 * Stewart Enterprises, Inc.                           2,916,817       21,934,464
   Stewart Information Services Corp.                    484,500       16,545,675
 * Stifel Financial Corp.                                 86,172        2,162,917
 * Stillwater Mining Co.                               1,300,380       19,700,757
 * Stoneridge, Inc.                                      572,800        8,970,048
 * StorageNetworks, Inc. Escrow Shares                   362,800            9,832
   Strategic Distribution, Inc.                           65,178          846,662
 * Stratos International, Inc.                           207,023        1,177,961
 * Stratus Properties, Inc.                               94,450        1,180,625
   Stride Rite Corp.                                     931,200        9,824,160
 * Suburban Lodges of America, Inc.
     Escrow Shares                                       241,100                0
 * Summa Industries, Inc.                                 41,800          399,608
 * SumTotal Systems, Inc.                                 11,597           74,801
 * Sundance Homes, Inc.                                   40,500              223
 * SunLink Health Systems, Inc.                           65,400          340,080
*# Sunrise Senior Living, Inc.                           614,400       22,142,976
   Sunrise Telecom, Inc.                                   3,200            8,512
 * Suntron Corp.                                          92,475          714,832
 * Superior Consultant Holdings Corp.                      3,900           24,336
*# Superior Telecom, Inc.                                126,600            1,266
   Superior Uniform Group, Inc.                          136,600        2,253,900
   Supreme Industries, Inc.                               56,610          382,118
 * Swift Energy Corp.                                    801,005       16,180,301
   SWS Group, Inc.                                       267,400        4,310,488
 * Sycamore Networks, Inc.                             1,218,728        5,374,590
 * Sykes Enterprises, Inc.                               394,767        2,471,241
 * Sylvan, Inc.                                           99,900        1,203,795
 * Symmetricom, Inc.                                     568,141        4,488,314
 * Syms Corp.                                            343,900        2,799,346
 * Synalloy Corp.                                         88,350          823,422
   Sypris Solutions, Inc.                                 24,608          467,552
 * Systemax, Inc.                                        438,200        2,716,840
 * T-3 Energy Services, Inc.                                 880            5,786

                                                          SHARES           VALUE+
                                                          ------           ------
 * Taitron Components, Inc.                                6,500  $        16,835
   Tandy Brand Accessories, Inc.                          63,700          856,128
 * Tarrant Apparel Group                                 287,100          542,619
   Tasty Baking Co.                                      195,200        1,840,736
   TB Woods Corp.                                         92,900          710,685
 * TBA Entertainment Corp.                               132,500           87,450
 * TEAM America, Inc.                                      2,500                0
 * TeamStaff, Inc.                                        86,000          196,080
 * Technical Communications Corp.                          6,300           26,775
 * Technology Solutions Corp.                             64,000           69,120
 * TechTeam Global, Inc.                                 240,500        1,847,281
   Tecumseh Products Co. Class A                         403,282       14,969,828
   Tecumseh Products Co. Class B                          15,600          592,628
 * Tegal Corp.                                            66,300          110,058
 * Teletech Holdings, Inc.                                95,924          721,348
 * Tenneco Automotive, Inc.                              490,920        6,269,048
 * Terayon Communication Systems, Inc.                   121,300          333,575
 * Terex Corp.                                           950,513       28,030,628
 * Terra Industries, Inc.                              2,100,600        9,725,778
 * Tesoro Petroleum Corp.                              1,821,900       43,397,658
 # Texas Industries, Inc.                                613,957       22,624,315
   TF Financial Corp.                                     36,200        1,076,407
 * The Banc Corp.                                         80,438          550,196
 * The Dress Barn, Inc.                                  238,485        4,175,872
 * The Hallwood Group, Inc.                                  100            4,685
   The Marcus Corp.                                      558,400        9,046,080
 # The Phoenix Companies, Inc.                           709,700        8,310,587
 * The Rowe Companies                                      9,400           42,770
 * Theragenics Corp.                                     777,300        3,319,071
 * TheStreet.com, Inc.                                   264,000          992,640
 * Third Wave Technologies                               166,200          806,070
 # Thomas & Betts Corp.                                   65,200        1,594,792
*# THQ, Inc.                                              51,285        1,081,601
 * Three-Five Systems, Inc.                              617,500        3,309,800
 * TIBCO Software, Inc.                                    3,000           24,900
*# Tickets.com, Inc.                                      14,500            6,888
 * TII Network Technologies, Inc.                         98,200          137,480
   Timberland Bancorp, Inc.                               56,400        1,252,080
 * Timco Aviation Services, Inc.                          11,922            4,769
 * Time Warner Telecom, Inc.                             110,837          472,166
 * Tipperary Corp.                                       126,900          414,963
   Titan International, Inc.                             260,900        2,778,585
 * Titan Pharmaceuticals, Inc.                           264,698          873,503
 * Titanium Metals Corp.                                  57,930        5,228,183
 * TL Administration Corp.                                 1,700               51
 * TLC Vision Corp.                                        4,152           43,139
   Todd Shipyards Corp.                                   81,650        1,437,040
 * Todhunter International, Inc.                          73,100        1,023,400
 * Torch Offshore, Inc.                                  276,800          730,752
*# Tower Automotive, Inc.                              1,662,950        6,169,545
 # Traffix, Inc.                                         268,800        1,865,472
 * Trailer Bridge, Inc.                                  111,200          617,160
 * Trammell Crow Co.                                     208,400        2,648,764
 * Trans World Entertainment Corp.                     1,024,728       10,226,785
 * Transcat, Inc.                                         60,000          189,540
 * Transgenomic, Inc.                                     41,488           64,306
 * Transkaryotic Therapies, Inc.                         307,631        4,436,039
   Trans-Lux Corp.                                         2,746           19,085
 * Transmeta Corp.                                        59,900          130,582
 * Transmontaigne Oil Co.                                535,124  $     3,114,422
 * Transport Corp. of America                             20,000          144,000
 * Transpro, Inc.                                        191,600        1,135,230
 * Transtechnology Corp.                                  97,300          671,370
   Tredegar Industries, Inc.                             799,800       11,557,110
*# Trenwick Group, Ltd.                                  199,776            1,798
*# Trestle Holdings Inc.                                   5,240           13,100
 * Triad Guaranty, Inc.                                   49,659        2,853,406
*# Trico Marine Services, Inc.                           691,930          159,144
   Trinity Industries, Inc.                            1,133,800       32,438,018
 * TriPath Imaging, Inc.                                  34,587          317,509
 * Tripos, Inc.                                            7,200           40,248
 * Triquint Semiconductor, Inc.                          635,770        3,547,597
 * Triumph Group                                         414,317       13,179,424
 * TriZetto Group, Inc.                                  825,529        5,390,704
 * TRM Corp.                                              76,916        1,066,825
 * Trover Solutions, Inc.                                123,200          837,760
 * Trump Hotels & Casino Resorts, Inc.                   470,500          926,885
 * Tumbleweed Communications Corp.                        37,100          184,758
 * Turnstone Systems, Inc.                                   243               35
 * Tut Systems, Inc.                                      13,500           41,715
 * Tweeter Home Entertainment Group, Inc.                700,609        4,666,056
   Twin Disc, Inc.                                        37,400          822,800
 * U.S. Concrete, Inc.                                   436,841        3,049,150
*# U.S. Diagnostic, Inc.                                  20,800                2
 * U.S. Xpress Enterprises, Inc. Class A                 163,490        2,117,196
 * UICI                                                1,339,300       26,625,284
 * Ulticom, Inc.                                         210,762        1,981,163
   UMB Financial Corp.                                   468,705       23,833,649
*# Unapix Entertainment, Inc.                              9,300               38
 * Unico American Corp.                                   72,700          428,276
 * Unifi, Inc.                                         1,432,366        3,337,413
   Unifirst Corp.                                        240,600        6,255,600
 * Uni-Marts, Inc.                                       103,200          226,008
   Union Bankshares Corp.                                  3,460          103,647
 * Uniroyal Technology Corp.                               3,700                4
 * United American Healthcare Corp.,                      17,950           82,067
   United Auto Group, Inc.                             1,024,300       29,632,999
   United Community Financial Corp.                      693,870        8,402,766
   United Fire & Casualty Co.                             44,450        2,460,308
 * United Rentals, Inc.                                1,155,200       19,753,920
 * United Retail Group, Inc.                             276,701          760,928
 * United Road Services, Inc.                              5,380              619
 * Universal Access Global Holdings, Inc.                    250              273
 * Universal American Financial Corp.                    149,185        1,633,576
 * Universal Compression Holdings, Inc.                  760,484       22,502,722
   Universal Forest Products, Inc.                        95,043        2,752,445
 * Universal Stainless & Alloy Products, Inc.            118,900        1,287,806
   Unizan Financial Corp.                                 33,731          869,585
 * Unova, Inc.                                           369,100        6,403,885
 * Urologix, Inc.                                        107,200        1,506,160
 * URS Corp.                                             969,296       24,406,873
*# US Energy Corp.                                        25,700           60,138
 * US Oncology, Inc.                                   2,126,850       31,179,621
 * USA Truck, Inc.                                        71,600          831,276
   Usec, Inc.                                          2,287,102       17,908,009
   USF Corp.                                             751,987       21,619,626

                                                          SHARES           VALUE+
                                                          ------           ------
*# V.I. Technologies, Inc.                                   100  $           105
 * Vail Resorts, Inc.                                    729,023       10,898,894
*# Valence Technology, Inc.                                4,800           18,768
   Valhi, Inc.                                           215,652        2,393,737
 * Valley National Gases, Inc.                            13,800          137,310
 * Valpey Fisher Corp.                                    10,350           34,569
 * ValueClick, Inc.                                      221,500        2,423,210
 * Valuevision Media, Inc. Class A                         9,000          108,000
 * Vans, Inc.                                            517,446       10,561,073
 * Variflex, Inc.                                         68,100          456,270
 * Vastera, Inc.                                         706,795        2,438,443
 * Verilink Corp.                                        110,800          498,600
 * Veritas DGC, Inc.                                     982,300       18,801,222
 * Verso Technologies, Inc.                              322,228          510,731
 * Verticalbuyer Inc.                                      7,773               58
   Vesta Insurance Group, Inc.                           973,600        5,792,920
 * Vical, Inc.                                           397,433        2,189,856
 * Vicon Industries, Inc.                                 71,500          376,805
 * Vicor Corp.                                           118,811        1,651,473
*# Viewpoint Corp.                                         1,400            3,878
 * Vignette Corp.                                        927,600        1,530,540
   Vintage Petroleum, Inc.                             1,734,335       27,038,283
   Virco Manufacturing Corp.                              60,786          416,384
   Visteon Corp.                                       2,361,765       25,884,944
 * Visual Networks, Inc.                                  26,900           86,618
*# Vitech America, Inc.                                      700                3
 * Volt Information Sciences, Inc.                       406,700       10,452,190
   Vulcan International Corp.                             11,200          486,080
 * Vyyo, Inc.                                            124,414          913,199
   Walter Industries, Inc.                               225,100        2,865,523
*# Warnaco Group, Inc.                                    40,400               40
   Washington Savings Bank FSB                            37,650          391,184
   Waste Industries USA, Inc.                            238,100        2,690,530
 * WatchGuard Technologoes, Inc.                         901,333        5,867,678
 * Water Pik Technologies, Inc.                          106,700        1,780,823
 * Waterlink, Inc.                                       248,300              211
   Watsco, Inc. Class A                                  314,800        8,238,316
   Watts Water Technologies, Inc.                        294,900        7,157,223
   Wausau-Mosinee Paper Corp.                          1,342,899       20,425,494
   Waypoint Financial Corp.                                1,094           29,976
 * Webb Interactive Services, Inc.                         4,200            2,646
 * Webco Industries, Inc.                                 93,900          460,580
 * Weider Nutrition International, Inc.                  166,500          772,560
   Weis Markets, Inc.                                     13,700          467,855
   Wellco Enterprises, Inc.                                4,600           87,860
   Wellman, Inc.                                         861,000        6,844,950
 * Wells-Gardner Electronics Corp.                        61,241          287,220
 * Westaff, Inc.                                         192,900          501,540
   Westbank Corp.                                          1,543           29,055
 * Westcoast Hospitality Corp.                           290,000        1,673,300
   Western Ohio Financial Corp.                           23,400          775,710
 * Western Power & Equipment Corp.                         4,091            1,493
 * Whitehall Jewelers, Inc.                              278,900        2,233,989
*# WHX Corp.                                             114,633          185,705
 * Wickes, Inc.                                           49,400            6,175
 * Williams Industries, Inc.                               3,400           11,951
 * Willis Lease Finance Corp.                            132,900        1,096,425
 * Wilshire Financial Services Group, Inc.                 2,092           18,807
 * Wilshire Oil Co. of Texas                             113,590          569,086
 * Wilsons The Leather Experts, Inc.                     458,814  $     1,537,027
 * Wind River Systems, Inc.                              240,920        2,479,067
 * Wireless WebConnect!, Inc.                              4,500               12
 * Wiser Oil Co.                                         174,475        1,844,201
 * Wolverine Tube, Inc.                                  357,900        4,072,902
   Woodward Governor Co.                                  20,966        1,393,191
 * Worldwide Restaurant Concepts, Inc.                   698,105        2,331,671
 * Xanser Corp.                                          259,400          656,282
 * Xeta Corp.                                              8,500           43,342
 * Zapata Corp.                                           31,610        2,149,480
   Ziegler Co., Inc.                                       8,200          131,200
*# Zoltek Companies, Inc.                                311,248        2,265,885
 * Zomax, Inc.                                           514,346        1,959,658
 * Zones, Inc.                                           173,400          468,180
 * Zoran Corp.                                           236,686        4,158,573
 * Zygo Corp.                                            344,643        3,653,216
 * Zymetx, Inc.                                           16,400              861
                                                                  ---------------
TOTAL COMMON STOCKS
  (Cost $4,106,733,520)                                             5,075,931,230
                                                                  ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                       257                0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                       257                0
*# Angeion Corp. Warrants 10/31/07                           315                0
 * Chart Industries, Inc. Warrants
     09/15/10                                                  3               23
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                   142,110          670,759
 * CSF Holding, Inc. Litigation Rights                    40,500                0
 * Danielson Holding Corp. Rights
     06/09/04                                             73,400                0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                    19,927           11,956
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                     4,082                0
 * Imperial Sugar Co. Warrants
     08/29/08                                              9,694           19,582
 * Lodgian, Inc. Class A Warrants
     11/25/07                                              3,433              721
 * Lodgian, Inc. Class B Warrants
     11/25/09                                             10,609            2,440
 * Magnum Hunter Resources Warrants
     03/21/05                                              9,740            5,844
 * PMR Corp. Contingent Value Rights
     08/05/04                                            105,000              105
 * Timco Aviation Services Warrants
     02/27/07                                             25,879                3
                                                                  ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175)                                                       711,433
                                                                  ---------------

                                                        FACE
                                                       AMOUNT
                                                       ------
                                                        (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                    $         40                0
 * Timco Aviation Services, Inc.                               6                1
                                                                  ---------------
TOTAL BONDS
  (Cost $0)                                                                     1
                                                                  ---------------

                                                        FACE
                                                       AMOUNT              VALUE+
                                                       ------              ------
                                                        (000)
TEMPORARY CASH INVESTMENTS -- (7.3%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    0.89%, 06/01/04 (Collateralized by $68,597,000
    FNMA Notes 1.50%, 09/21/05, valued at
    $68,168,269) to be repurchased at $67,166,641
    (Cost $67,160,000)                              $     67,160  $    67,160,000
                                                                  ---------------
  Repurchase Agreement, Merrill Lynch Triparty Repo
    0.96%, 06/01/04 (Collateralized by $339,773,000
    U.S. Treasury Obligations rates ranging from
    1.875% to 2.125%, maturities ranging from
    10/31/04 to 11/30/05, valued at $341,544,253)
    to be repurchased at $334,880,442
    (Cost $334,844,725)^                                 334,845      334,844,725
                                                                  ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $402,004,725)                                                402,004,725
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,514,845,420)++                                        $ 5,478,647,389
                                                                  ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $4,517,161,119.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $314,398 of securities on loan)                        $   5,478,647
Cash                                                                                               1
Receivables:
   Investment Securities Sold                                                                 27,863
   Dividends and Interest                                                                      2,678
   Fund Shares Sold                                                                            1,631
   Securities Lending Income                                                                     201
Prepaid Expenses and Other Assets                                                                 24
                                                                                       -------------
     Total Assets                                                                          5,511,045
                                                                                       -------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                           334,845
   Investment Securities Purchased                                                            10,104
   Due to Advisor                                                                                842
Accrued Expenses and Other Liabilities                                                           329
                                                                                       -------------
     Total Liabilities                                                                       346,120
                                                                                       -------------
NET ASSETS                                                                             $   5,164,925
                                                                                       =============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited number of shares authorized)                                               251,552,029
                                                                                       =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $       20.53
                                                                                       =============
Investments at Cost                                                                    $   4,514,845
                                                                                       =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $   3,902,587
Accumulated Net Investment Income (Loss)                                                       8,703
Accumulated Net Realized Gain (Loss)                                                         289,832
Unrealized Appreciation (Depreciation) from Investment Securities                            963,803
                                                                                       -------------
     Total Net Assets                                                                  $   5,164,925
                                                                                       =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                           $     17,596
   Interest                                                                                     345
   Income from Securities Lending                                                             1,274
                                                                                       ------------
     Total Investment Income                                                                 19,215
                                                                                       ------------

EXPENSES
   Investment Advisory Services                                                               5,027
   Accounting & Transfer Agent Fees                                                             761
   Custodian Fees                                                                               239
   Legal Fees                                                                                    15
   Audit Fees                                                                                    33
   Shareholders' Reports                                                                         44
   Trustees' Fees and Expenses                                                                   32
   Other                                                                                         43
                                                                                       ------------
     Total Expenses                                                                           6,194
                                                                                       ------------
   NET INVESTMENT INCOME (LOSS)                                                              13,021
                                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                   292,493
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                142,085
                                                                                       ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                 434,578
                                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $    447,599
                                                                                       ============

                 See accompanying Notes to Financial Statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS        YEAR
                                                                                      ENDED          ENDED
                                                                                     MAY 31,       NOV. 30,
                                                                                      2004           2003
                                                                                  ------------   ------------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                   $     13,021   $     25,250
   Net Realized Gain (Loss) on Investment Securities Sold                              292,493        354,502
   Change in Unrealized Appreciation (Depreciation) of Investment Securities           142,085      1,007,496
                                                                                  ------------   ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                447,599      1,387,248
                                                                                  ------------   ------------
Distributions From:
   Net Investment Income                                                                (5,150)       (26,137)
   Net Short-Term Gains                                                                (55,750)            --
   Net Long-Term Gains                                                                (300,806)      (230,313)
                                                                                  ------------   ------------
        Total Distributions                                                           (361,706)      (256,450)
                                                                                  ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                                       454,172        469,039
   Shares Issued in Lieu of Cash Distributions                                         353,472        252,312
   Shares Redeemed                                                                    (246,666)      (482,875)
                                                                                  ------------   ------------
        Net Increase (Decrease) from Capital Share Transactions                        560,978        238,476
                                                                                  ------------   ------------
        Total Increase (Decrease)                                                      646,871      1,369,274

NET ASSETS
   Beginning of Period                                                               4,518,054      3,148,780
                                                                                  ------------   ------------
   End of Period                                                                  $  5,164,925   $  4,518,054
                                                                                  ============   ============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                      21,849         29,244
     Shares Issued in Lieu of Cash Distributions                                        18,258         17,959
     Shares Redeemed                                                                   (12,181)       (32,884)
                                                                                  ------------   ------------
                                                                                        27,926         14,319
                                                                                  ============   ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                                 MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                  2004            2003          2002          2001          2000          1999
                                              ------------    -----------   -----------   -----------   -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period          $      20.20    $     15.04   $     16.54   $     16.47   $     17.16   $     17.26
                                              ------------    -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.05           0.12          0.11          0.15          0.16          0.14
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       1.89           6.29          0.11          3.15          0.97          1.38
                                              ------------    -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations                1.94           6.41          0.22          3.30          1.13          1.52
                                              ------------    -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.02)         (0.12)        (0.11)        (0.15)        (0.16)        (0.14)
   Net Realized Gains                                (1.59)         (1.13)        (1.61)        (3.08)        (1.66)        (1.48)
                                              ------------    -----------   -----------   -----------   -----------   -----------
      Total Distributions                            (1.61)         (1.25)        (1.72)        (3.23)        (1.82)        (1.62)
                                              ------------    -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period                $      20.53    $     20.20   $     15.04   $     16.54   $     16.47   $     17.16
                                              ============    ===========   ===========   ===========   ===========   ===========

Total Return                                         10.12%#        46.31%         1.05%        23.86%         7.29%         9.78%

Net Assets, End of Period (thousands)         $  5,164,925    $ 4,518,054   $ 3,148,780   $ 3,039,884   $ 2,711,041   $ 2,692,473
Ratio of Expenses to Average Net Assets               0.25%*         0.25%         0.25%         0.25%         0.25%         0.26%
Ratio of Net Investment Income to Average
   Net Assets                                         0.52%*         0.75%         0.70%         0.86%         0.92%         0.83%
Portfolio Turnover Rate                                 13%#           35%           30%           13%           32%           29%

----------
*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrured Expenses and Other Liabilities in the amount of $70,642.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securites (amounts in thousands):

               Purchases                                       $  849,864
               Sales                                              662,772

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

               Gross Unrealized Appreciation                   $ 1,349,700
               Gross Unrealized Depreciation                      (388,214)
                                                               -----------
               Net                                             $   961,486
                                                               ===========

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2004.

G. SECURITIES LENDING

     As of May 31, 2004, the Series' had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect:
(310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning
July 1, 2003 and ending June 30, 2004.

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
DIMENSIONAL INVESTMENT GROUP INC.
      Statement of Assets and Liabilities                                  1
      Statement of Operations                                              2
      Statements of Changes in Net Assets                                  3
      Financial Highlights                                                 4
      Notes to Financial Statements                                        5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP SERIES
      Schedule of Investments                                              8
      Statement of Assets and Liabilities                                 36
      Statement of Operations                                             37
      Statements of Changes in Net Assets                                 38
      Financial Highlights                                                39
      Notes to Financial Statements                                       40

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                               43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company
  (5,733,029 Shares, Cost $57,813)++ at Value)+                                   $     83,301
                                                                                  ------------
    Total Assets                                                                        83,301
                                                                                  ------------
LIABILITIES:
Payable to Advisor
Accrued Expenses and Other Liabilities                                                      22
                                                                                  ------------
    Total Liabilities                                                                       27
                                                                                  ------------
NET ASSETS                                                                        $     83,274
                                                                                  ============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                          6,454,175
                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                          $      12.90
                                                                                  ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $     47,249
Accumulated Net Investment Income (Loss)                                                   (53)
Accumulated Net Realized Gain (Loss)                                                    10,590
Unrealized Appreciation (Depreciation) from Investment Securities                       25,488
                                                                                  ------------
    Total Net Assets                                                              $     83,274
                                                                                  ============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $79,917.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company             $        329
                                                                                  ------------
EXPENSES
  Administrative Services                                                                   41
  Accounting & Transfer Agent Fees                                                           1
  Legal Fees                                                                                 5
  Audit Fees                                                                                 1
  Filing Fees                                                                                1
  Shareholders' Reports                                                                     15
  Directors' Fees and Expenses                                                               1
  Other                                                                                      1
                                                                                  ------------
    Total Expenses                                                                          66
                                                                                  ------------
  NET INVESTMENT INCOME (LOSS)                                                             263
                                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA Investment Trust Company                 99
  Net Realized Gain (Loss) on Investment Securities Sold                                35,487
  Change in Unrealized Appreciation (Depreciation) of Investment Securities            (27,684)
                                                                                  ------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                               7,902
                                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $      8,165
                                                                                  ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS        YEAR
                                                                                      ENDED          ENDED
                                                                                     MAY 31,       NOV. 30,
                                                                                      2004           2003
                                                                                  ------------   ------------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                    $        263   $      1,290
  Capital Gain Distributions Received from The DFA Investment Trust Company                 99             --
  Net Realized Gain (Loss) on Investment Securities Sold                                35,487         (8,677)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities            (27,684)        67,860
                                                                                  ------------   ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations                    8,165         60,473
                                                                                  ------------   ------------
Distributions From:
  Net Investment Income                                                                 (1,395)        (1,236)
  Net Short-Term Gains                                                                     (99)            --
  Net Long-Term Gains                                                                       --            (68)
                                                                                  ------------   ------------
      Total Distributions                                                               (1,494)        (1,304)
                                                                                  ------------   ------------
Capital Share Transactions (1):
  Shares Issued                                                                          6,211        135,719
  Shares Issued in Lieu of Cash Distributions                                            1,494          1,304
  Shares Redeemed                                                                     (160,251)      (117,712)
                                                                                  ------------   ------------
      Net Increase (Decrease) from Capital Share Transactions                         (152,546)        19,311
                                                                                  ------------   ------------
      Total Increase (Decrease)                                                       (145,875)        78,480

NET ASSETS
  Beginning of Period                                                                  229,149        150,669
                                                                                  ------------   ------------
  End of Period                                                                   $     83,274   $    229,149
                                                                                  ============   ============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                         507         12,840
     Shares Issued in Lieu of Cash Distributions                                           121            153
     Shares Redeemed                                                                   (12,733)       (11,388)
                                                                                  ------------   ------------
                                                                                       (12,105)         1,605
                                                                                  ============   ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS         YEAR          YEAR           YEAR          YEAR          YEAR
                                             ENDED           ENDED         ENDED          ENDED         ENDED         ENDED
                                             MAY 31,        NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                              2004            2003          2002           2001          2000          1999
                                          ------------     ----------    ----------     ----------    ----------    ----------
                                           (UNAUDITED)
Net Asset Value, Beginning of
  Period                                  $      12.35     $     8.89    $    10.91     $    10.87    $    11.13    $     9.80
                                          ------------     ----------    ----------     ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                    0.02           0.07          0.07           0.09          0.08          0.08
  Net Gains (Losses) on Securities
     (Realized and Unrealized)                    0.61           3.46         (0.85)          1.20          0.60          1.66
                                          ------------     ----------    ----------     ----------    ----------    ----------
     Total from Investment
       Operations                                 0.63           3.53         (0.78)          1.29          0.68          1.74
                                          ------------     ----------    ----------     ----------    ----------    ----------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.08)         (0.07)        (0.08)         (0.09)        (0.08)        (0.08)
   Net Realized Gains                               --             --         (1.16)         (1.16)        (0.86)        (0.33)
                                          ------------     ----------    ----------     ----------    ----------    ----------
     Total Distributions                         (0.08)         (0.07)        (1.24)         (1.25)        (0.94)        (0.41)
                                          ------------     ----------    ----------     ----------    ----------    ----------
Net Asset Value, End of Period            $      12.90     $    12.35    $     8.89     $    10.91    $    10.87    $    11.13
                                          ============     ==========    ==========     ==========    ==========    ==========
Total Return                                      5.14%#        40.17%        (8.50)%        13.02%         6.38%        18.47%
Net Assets, End of Period
  (thousands)                             $     83,274     $  229,149    $  150,669     $  169,276    $  150,975    $  135,107
Ratio of Expenses to Average Net
  Assets (1)                                      0.19%*         0.18%         0.18%          0.17%         0.18%         0.20%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)                     0.19%*         0.18%         0.18%          0.17%         0.18%         0.21%
Ratio of Net Investment Income to
  Average Net Assets                              0.46%*         0.77%         0.78%          0.84%         0.67%         0.89%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)                                       0.46%*         0.77%         0.78%          0.84%         0.67%         0.88%
Portfolio Turnover Rate                            N/A            N/A           N/A            N/A           N/A           N/A
Portfolio Turnover Rate of Master
   Fund Series                                       7%#           16%           34%            13%           38%           29%

----------
*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which The DFA U.S. Small Cap Institutional Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Small Cap Series (the "Series", or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 5% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,726.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.20% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.20% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.20% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver shall remain in effect for a period of one year from April 1, 2004 to April 1, 2005 and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there are no previously waived fees subject to future reimbursement to the Advisor.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation                   $   25,488
               Gross Unrealized Depreciation                      (22,104)
                                                               ----------
               Net                                             $    3,384
                                                               ==========

     For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward for federal income tax purposes of approximately $285,000, which will expire on November 30, 2011.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2004.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                     SHARES             VALUE+
                                                     ------             ------
COMMON STOCKS -- (92.0%)
 * 1-800 CONTACTS, Inc.                              23,636    $       347,449
 * 1-800-FLOWERS.COM, Inc.                           47,097            451,660
   1st Source Corp.                                  34,441            781,811
 # 21st Century Holding Co.                           1,100             21,461
   21st Century Insurance Group                      76,800          1,005,312
 * 24/7 Real Media, Inc.                              3,180             18,476
 * 3-D Systems Corp.                                 22,000            265,958
 * 4Kids Entertainment, Inc.                         23,500            508,775
 * 7-Eleven, Inc.                                    16,600            285,022
*# 8X8, Inc.                                         19,200             50,880
 * 99 Cents Only Stores                               5,500            106,755
 * @Road, Inc.                                       94,700            841,883
 * A. B. Watley Group, Inc.                           9,400              1,880
 * A.C. Moore Arts & Crafts, Inc.                    34,900            924,850
 * A.D.A.M., Inc.                                       700              1,470
*# aaiPharma, Inc.                                   47,250            217,822
 * Aames Financial Corp.                                240                706
 * AAON, Inc.                                        13,100            250,996
 * AAR Corp.                                         58,083            556,435
   Aaron Rents, Inc. Class A                          5,700            151,050
   Aaron Rents, Inc. Class B                         21,600            642,600
 * Abaxis, Inc.                                      18,300            341,661
   ABC Bancorp                                        8,310            163,458
 * Abgenix, Inc.                                    150,134          2,270,026
*# Abiomed, Inc.                                     38,270            472,634
 * Able Laboratories, Inc.                           30,200            561,720
 * Ablest, Inc.                                       2,100             11,130
   ABM Industries, Inc.                              87,600          1,666,152
   Abrams Industries, Inc.                              200                840
 * ABX Air, Inc.                                     66,600            299,700
 * Acacia Research-Acacia
     Technologies Common Stock                       20,960            129,952
 * Acacia Research-CombiMatrix Corp.                 10,434             41,214
 * Accelrys, Inc.                                    52,900            528,471
 * Access Pharmaceuticals, Inc.                      26,300            147,543
*# Acclaim Entertainment, Inc.                       55,700             23,450
 * Accredo Health, Inc.                              44,343          1,613,198
 * Ace Cash Express, Inc.                            23,042            548,400
 * Ace Comm Corp.                                     7,500             18,300
   Aceto Corp.                                       28,550            458,798
 * Aclara Biosciences, Inc.                          60,171            228,650
 * Acme Communications, Inc.                         28,600            221,364
 * Acme United Corp.                                  3,400             23,800
 * ACT Manufacturing, Inc.                            4,600                 25
 * ACT Teleconferencing, Inc.                        25,700             66,075
 * Actel Corp.                                       46,200            922,152
 * Acterna Corp.                                    122,100              3,052
   Action Performance Companies, Inc.                33,000            499,950
 * ActivCard Corp.                                   74,043            473,135
 * Active Power, Inc.                                76,200            266,700
 * Activision, Inc.                                  97,214          1,537,925
 * Actuant Corp.                                     42,480          1,454,090
 * Actuate Corp.                                    110,500            413,270
   Acuity Brands, Inc.                               27,700            683,082
   Adams Resources & Energy, Inc.                     4,200             58,380
 * Adaptec, Inc.                                    187,800    $     1,538,082
*# Addvantage Technologies Group, Inc.                1,700              9,222
 * ADE Corp.                                         13,300            279,300
 * Adept Technology, Inc.                             7,000              6,650
 * Administaff, Inc.                                 47,800            790,612
 * Adolor Corp.                                      69,800            974,408
 * Advanced Digital Information Corp.               115,500          1,033,725
 * Advanced Energy Industries, Inc.                  55,300            847,749
 * Advanced Magnetics, Inc.                          12,300            120,663
   Advanced Marketing Services, Inc.                 32,350            358,114
 * Advanced Materials Group, Inc.                       237                115
 * Advanced Medical Optics, Inc.                     52,400          1,839,240
 * Advanced Neuromodulation
     Systems, Inc.                                   33,200          1,083,316
 * Advanced Nutraceuticals, Inc.                        700              3,150
*# Advanced Photonix, Inc. Class A                    9,000             21,240
 * Advanced Power Technology, Inc.                   18,195            240,356
   Advanta Corp. Class A                             18,317            296,003
   Advanta Corp. Class B Non-Voting                  30,994            491,565
 * Advent Software, Inc.                             59,400          1,123,848
   Advo, Inc.                                        53,850          1,724,277
 * Aehr Test Systems                                  7,100             28,400
 * AEP Industries, Inc.                              13,000            138,437
 * AeroCentury Corp.                                    300                771
 * Aeroflex, Inc.                                   133,450          1,702,822
 * Aeropostale, Inc.                                102,250          2,688,152
 * Aerosonic Corp.                                    3,900             27,300
 * Aether Systems, Inc.                              74,742            254,870
 * Aetrium, Inc.                                      9,300             85,374
 * AFC Enterprises, Inc.                             39,800            805,950
*# Affiliated Managers Group, Inc.                   39,150          1,908,562
 * Affinity Technology Group, Inc.                   29,100              2,386
 * Aftermarket Technology Corp.                      41,150            602,436
 * Agile Software Corp.                              89,900            719,200
*# Agility Capital, Inc.                              5,900                 38
   Agilysys, Inc.                                    57,788            711,370
 * Air Methods Corp.                                 19,470            154,592
   Airgas, Inc.                                      62,500          1,361,250
 * Airnet Systems, Inc.                              17,400             74,472
 * Airspan Networks, Inc.                            62,500            346,875
 * Airtran Holdings, Inc.                           151,400          2,107,488
 * AK Steel Holding Corp.                           195,400            894,932
*# Akamai Technologies, Inc.                        165,213          2,455,065
*# Akorn, Inc.                                       19,500             64,350
*# Aksys, Ltd.                                       53,000            322,240
   Alabama National Bancorporation                   27,689          1,421,553
   Alamo Group, Inc.                                 12,500            195,625
 * Alaris Medical, Inc.                             114,300          2,540,889
 * Alaska Air Group, Inc.                            48,200            992,920
 * Alaska Communications Systems
     Group, Inc.                                     22,200            143,190
   Albany International Corp. Class A                50,272          1,532,793
 * Albany Molecular Research, Inc.                   56,978            720,202
   Albemarle Corp.                                   74,581          2,146,441
 * Alcide Corp.                                       2,300             47,288
 * Alderwoods Group, Inc.                             6,000             77,460

                                                     SHARES             VALUE+
                                                     ------             ------
   Aldila, Inc.                                       4,633    $        70,468
   Alexander & Baldwin, Inc.                         58,000          1,848,460
 * Alexion Pharmaceuticals, Inc.                     39,500            791,975
   Alfa Corp.                                       144,161          1,967,798
   Alico, Inc.                                        7,000            247,100
 * Align Technology, Inc.                           106,612          2,032,025
 * Alkermes, Inc.                                   157,411          2,266,718
 * All American Semiconductor, Inc.                   4,000             36,440
*# Allegheny Energy, Inc.                           151,400          2,157,450
   Allegheny Technologies, Inc.                     145,700          1,749,857
   Allen Organ Co. Class B                              800             40,000
 * Alliance Gaming Corp.                             90,860          1,971,662
 * Alliance Imaging, Inc.                            86,400            331,776
 * Alliance Semiconductor Corp.                      62,500            373,125
 * Allied Defense Group, Inc.                        12,400            217,496
 * Allied Healthcare International, Inc.             36,000            181,080
 * Allied Healthcare Products, Inc.                   6,700             36,381
 * Allied Holdings, Inc.                              8,300             42,330
 * Allied Motion Technologies, Inc.                   2,900             14,993
 * Allmerica Financial Corp.                         40,600          1,305,290
*# Allos Therapeutics, Inc.                          55,700            103,045
 * Allou Health Care, Inc. Class A                    7,100                  1
 * Alloy, Inc.                                       71,200            356,712
 * Allscripts Healthcare Solutions, Inc.             66,000            543,774
 * Almost Family, Inc.                                1,600             12,648
 * Alpha Technologies Group, Inc.                     7,100              9,940
   Alpharma, Inc. Class A                            70,700          1,384,306
 * Alpine Group, Inc.                                13,500             27,567
 * Alteon, Inc.                                      61,700             80,210
*# Alterra Healthcare Corp.                           4,900                  0
 * Altiris, Inc.                                     47,200          1,262,600
   Ambassadors Group, Inc.                            9,800            201,782
   Ambassadors, Inc.                                  9,800            125,734
 * AMC Entertainment, Inc.                           60,600            915,060
 * Amcast Industrial Corp.                            8,500             34,425
   Amcol International Corp.                         52,700            880,090
   Amcore Financial, Inc.                            45,460          1,321,522
 * Amedisys, Inc.                                    20,993            523,146
 * AMEN Properties, Inc.                              1,975              4,916
 * Amerco, Inc.                                      13,900            347,639
 * America Services Group, Inc.                      12,700            457,200
 * America West Holdings Corp.
     Class B                                         60,100            602,202
 * American Banknote Corp.                               88                 25
   American Biltrite, Inc.                            3,400             33,150
 * American Building Control, Inc.                   14,000             26,180
*# American Business Financial
     Services, Inc.                                   5,074             16,644
 * American Claims Evaluation, Inc.                   1,000              2,890
 * American Dental Partners, Inc.                    10,500            179,025
 * American Eagle Outfitters, Inc.                   40,860          1,183,306
 * American Ecology Corp.                            14,350            125,562
 * American Greetings Corp. Class A                  89,600          1,881,600
*# American Healthways, Inc.                         57,800          1,187,790
 * American Indemnity Financial Escrow                  800                800
 * American Independence Corp.                        8,400            130,872
   American Italian Pasta Co.                        30,600            895,356
 * American Locker Group, Inc.                          300              3,396
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                   4,400                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                4,400    $             0
 * American Medical Security Group,
     Inc.                                            24,200            625,086
 * American Medical Systems
     Holdings, Inc.                                  59,500          1,864,135
   American Pacific Corp.                             7,100             51,830
 * American Physicians Capital, Inc.                 14,800            341,140
 * American Physicians Services
     Group, Inc.                                        100                980
 * American Retirement Corp.                         42,900            193,050
 * American Science & Engineering,
      Inc.                                           12,400            214,024
   American Shared Hospital Services                  5,100             28,968
   American Software, Inc. Class A                   32,300            206,397
   American States Water Co.                         27,450            642,330
 * American Superconductor Corp.                     49,300            619,208
 * American Technical Ceramics Corp.                  8,000             70,800
   American Vanguard Corp.                              621             23,846
 * American West Bancorporation                       3,552             63,652
   American Woodmark Corp.                           13,700            788,298
   Americana Bancorp, Inc.                            2,712             44,070
 * America's Car-Mart, Inc.                          12,900            380,550
 * AMERIGROUP Corp.                                  44,300          1,868,131
 * AmeriServe Financial, Inc.                        24,000            138,000
   Ameristar Casinos, Inc.                           48,500          1,592,740
   Ameron International Corp.                        13,700            426,207
 # AmerUs Group Co.                                  46,844          1,843,311
 * Ames Department Stores, Inc.                      12,800                 22
   Ametek, Inc.                                         400             10,804
 * Amistar Corp.                                      1,600              3,608
 * AML Communications, Inc.                           7,800             11,310
 * AMN Healthcare Services, Inc.                     58,700            892,240
   Ampco-Pittsburgh Corp.                             9,600            124,512
 * Ampex Corp. Class A                                5,925             10,369
   Amrep Corp.                                        6,500            111,670
 * Amsurg Corp.                                      54,333          1,230,654
 * Amtech Systems, Inc.                               1,900              9,652
 * AMX Corp.                                         11,000            109,890
 * Anacomp, Inc.                                          0                 12
 * Anadigics, Inc.                                   54,600            269,178
 * Analex Corp.                                      25,800             92,880
   Analogic Corp.                                    24,500          1,130,185
 * Analysts International Corp.                      41,200            123,188
*# Analytical Surveys, Inc.                             730              1,825
 * Anaren, Inc.                                      36,800            585,856
   Anchor Bancorp Wisconsin, Inc.                    41,240          1,087,499
   Andersons, Inc.                                    8,200            141,532
*# Andrew Corp.                                       3,409             66,987
 * Angeion Corp.                                        215                318
   Angelica Corp.                                    16,100            359,030
 * Angelo & Maxie's, Inc.                             2,016              2,157
 * Anika Therapeutics, Inc.                           9,900            139,600
   Anixter International, Inc.                       65,900          2,009,950
 * Ansoft Corp.                                      22,500            334,350
 * AnswerThink, Inc.                                 84,800            543,653
 * Ansys, Inc.                                       27,600          1,189,008
 * Anteon International Corp.                        63,500          1,870,710
 * Anthony and Sylvan Pools Corp.                     3,768             15,826
*# Antigenics, Inc.                                  81,113            654,582
 * AP Pharma, Inc.                                   37,123            123,248

                                                     SHARES             VALUE+
                                                     ------             ------
 * APA Optics, Inc.                                  11,800    $        29,500
 * APAC Teleservices, Inc.                          106,450            237,383
 * Aphton Corp.                                      63,639            287,012
   Apogee Enterprises, Inc.                          49,500            493,020
 * Apogee Technology, Inc.                            1,300             11,479
 * Applica, Inc.                                     42,800            420,296
 * Applied Extrusion Technologies, Inc.              22,600             23,730
 * Applied Films Corp.                               26,361            713,065
 * Applied Imaging Corp.                             15,800             18,486
   Applied Industrial Technologies, Inc.             34,000            909,500
 * Applied Innovation, Inc.                          15,100             60,400
   Applied Signal Technologies, Inc.                 19,700            615,625
 * Applix, Inc.                                      23,900            105,160
 * Apria Healthcare Group, Inc.                      54,100          1,519,128
 * Apropos Technology, Inc.                          30,400            123,424
   Aptargroup, Inc.                                  38,500          1,565,025
 * aQuantive, Inc.                                  108,925          1,095,785
 * Aquila, Inc.                                     331,800          1,330,518
*# Aradigm Corp.                                     92,337            100,647
 * Arch Capital Group, Ltd.                           5,900            227,622
   Arch Chemicals, Inc.                              40,622          1,077,702
   Arch Coal, Inc.                                   73,400          2,385,500
 * Arch Wireless, Inc.                               35,100          1,112,319
   Arctic Cat, Inc.                                  26,830            618,431
*# Ardent Communications, Inc.                       12,900                 32
 * Arena Pharmaceuticals, Inc.                       45,878            268,845
 * Argonaut Group, Inc.                              46,301            804,711
 * Argonaut Technologies, Inc.                       12,000             19,560
 * Argosy Gaming Corp.                               52,900          1,881,124
 * Ariad Pharmaceuticals, Inc.                       92,800            996,672
*# Ariba, Inc.                                      532,400          1,160,632
 * Ark Restaurants Corp.                              2,700             59,670
   Arkansas Best Corp.                               44,900          1,337,571
 * Arlington Hospitality, Inc.                        4,900             16,660
 * Armor Holdings, Inc.                              51,400          1,922,360
*# Armstrong Holdings, Inc.                           4,400              3,872
*# Arotech Corp                                      57,100            145,034
 * Arqule, Inc.                                      51,674            299,709
 * Array BioPharma, Inc.                             51,415            487,414
 # Arrhythmia Research Technology, Inc.               3,900             49,608
 * Arris Group, Inc.                                147,400            931,568
   Arrow Financial Corp.                              9,941            292,265
   Arrow International, Inc.                         73,300          2,211,461
 * Art Technology Group, Inc.                       100,500            137,685
   Artesian Resources Corp. Class A                     700             19,096
 * Artesyn Technologies, Inc.                        69,300            633,402
 * Arthrocare Corp.                                  38,310            937,829
 * Artisan Components, Inc.                          40,500          1,025,865
 * Artisoft, Inc                                      2,400              6,264
 * Arts Way Manufacturing Co., Inc.                     200              1,036
 * ASA International. Ltd.                              640              2,880
   ASB Financial Corp.                                1,000             23,000
 * Asbury Automotive Group, Inc.                     98,100          1,402,830
 * Ascential Software Corp.                          66,079          1,060,568
 * Ashworth, Inc.                                    23,371            186,734
*# Ask Jeeves, Inc.                                  78,400          3,167,360
 * Aspect Communications Corp.                      105,200          1,350,768
 * Aspect Medical Systems, Inc.                      35,000            532,700
 * Aspen Technology, Inc.                            73,579            464,283
 * Aspeon, Inc.                                         900                  9
*# Astea International, Inc.                          2,900             30,189
 * Astec Industries, Inc.                            35,500    $       614,505
   Astro-Med, Inc.                                    9,130             96,778
 * Astronics Corp.                                    5,500             27,830
 * Astronics Corp. Class B                            2,225             10,680
*# AstroPower, Inc.                                   6,550                262
 * ASV, Inc.                                         22,800            690,156
 * Asyst Technologies, Inc.                          84,500            864,435
*# ATA Holdings Corp.                                21,179            134,487
 * Atari, Inc.                                      209,809            583,269
 * AtheroGenics, Inc.                                66,600          1,564,434
 * Atlantic American Corp.                           21,100             62,667
 * Atlantic Coast Airlines, Inc.                     68,000            383,520
 * Atlantic Premium Brands, Ltd.                      2,000              2,600
 * Atlantis Plastics, Inc.                            4,400             67,980
 * Atlas Air Worldwide Holdings, Inc.                11,000                572
 * ATMI, Inc.                                        55,900          1,432,158
 # Atmos Energy Corp.                                93,300          2,312,907
 * ATP Oil & Gas Corp.                               53,900            319,088
   Atrion Corp.                                       1,700             73,508
 * Atrix Labs, Inc.                                  38,900          1,061,581
 * ATS Medical, Inc.                                  2,200             10,340
 * Atwood Oceanics, Inc.                             24,900            991,518
 * Audiovox Corp. Class A                            34,300            477,456
 * August Technology Corp.                           31,800            427,710
 * Ault, Inc.                                         4,500             13,410
 * Aura Systems, Inc.                                 5,295                199
 * Aurora Foods, Inc.                                    44                  0
*# Authentidate Holding Corp.                        50,900            641,340
 * autobytel.com, Inc.                               73,800            771,210
 * Avalon Holding Corp. Class A                       1,550              4,115
 * Avanex Corp.                                     229,116            710,260
 * Avanir Pharmaceuticals Class A                    58,000             80,620
 * Avant Immunotherapeutics, Inc.                   133,134            323,516
 * Avatar Holdings, Inc.                              8,700            364,008
   Avatech Solutions, Inc                             1,851              1,481
 * Avi Biopharma, Inc.                               61,400            138,764
 * Aviall, Inc.                                      57,700          1,001,672
 * Avici Systems Inc.                                21,343            225,382
*# Avid Technology, Inc.                             45,100          2,346,102
 * Avigen, Inc.                                      37,800            133,812
   Avista Corp.                                      87,000          1,475,520
 * Avocent Corp.                                     52,600          1,802,602
 * Avteam, Inc. Class A                              11,400                 17
 * Aware, Inc.                                       40,959            133,117
 * Axcelis Technologies, Inc.                       177,900          2,143,695
 * Axonyx, Inc.                                       1,300              6,448
*# AXS-One, Inc.                                     50,400            149,184
 * Axsys Technologies, Inc.                           4,700             90,945
 * AXT, Inc.                                         38,200             80,984
 * Aztar Corp.                                       62,100          1,497,231
 * AZZ, Inc.                                          8,200            122,180
   Badger Meter, Inc.                                 3,200            134,464
 * Badger Paper Mills, Inc.                           1,000              5,135
   Bairnco Corp.                                      7,300             59,130
 * Baker (Michael) Corp.                              7,600            109,060
   Balchem Corp.                                      4,700            122,670
   Baldor Electric Co.                               59,233          1,371,836
   Baldwin & Lyons, Inc. Class B                     12,625            304,894
 * Baldwin Technology, Inc. Class A                  13,300             49,210
 * Ballantyne Omaha, Inc.                            11,900             34,748
 * Bally Total Fitness Holding Corp.                 57,800            265,880

                                                     SHARES             VALUE+
                                                     ------             ------
 * Bancinsurance Corp.                                5,700    $        46,797
   Bandag, Inc.                                      16,400            694,868
   Bandag, Inc. Class A                               9,600            380,832
   Bank of Granite Corp.                             16,400            317,668
   Bank of The Ozarks                                15,200            367,840
   BankAtlantic Bancorp, Inc. Class A                11,285            180,560
 * Bankrate, Inc.                                     7,000             79,450
 * BankUnited Financial Corp. Class A                51,400          1,341,026
   Banner Corp.                                      20,197            589,752
   Banta Corp.                                       46,600          2,033,624
   Barnes Group, Inc.                                41,400          1,099,998
   Barnwell Industries, Inc.                            400             18,384
   Barra, Inc.                                       33,000          1,350,030
 * Barrett Business Services, Inc.                    5,800             78,532
 * Barry (R.G.) Corp.                                 9,500             20,235
   Bassett Furniture Industries, Inc.                20,815            396,089
 * Bay View Capital Corp.                            92,550            188,802
 * Baycorp Holdings, Ltd.                               484              6,423
 * BE Aerospace, Inc.                                65,700            419,166
 * Beasley Broadcast Group, Inc.                     12,303            188,482
 # Beazer Homes USA, Inc.                            12,553          1,264,966
 * Bebe Stores, Inc.                                 69,900          1,396,602
   BEI Technologies, Inc.                            26,500            706,755
   Bel Fuse, Inc. Class A                             2,600             78,679
   Bel Fuse, Inc. Class B                             5,250            190,785
   Belden, Inc.                                      40,696            687,762
 * Bell Industries, Inc.                              8,900             26,255
 * Bell Microproducts, Inc.                          48,900            311,493
 * Benchmark Electronics, Inc.                       74,000          2,155,620
 * Benihana, Inc.                                     1,000             14,500
 * Benihana, Inc. Class A                               150              2,196
 * Bentley Pharmaceuticals, Inc.                     37,060            466,956
   Berry Petroleum Corp. Class A                     44,700          1,218,075
*# Bethlehem Steel Corp.                             37,300                119
 * Beverly Enterprises                              193,200          1,638,336
 * Beyond.com Corp.                                   3,140                 44
   BHA Group Holdings, Inc. Class A                   6,100            199,043
 * Big 4 Ranch, Inc.                                  3,200                  0
 * Big City Radio, Inc.                               6,400                832
 * Big Dog Holdings, Inc.                             1,500              7,216
 * BindView Development Corp.                        84,700            258,335
 * Bio Imaging Technologies, Inc.                    18,500            104,340
 * Bioanalytical Systems, Inc.                        4,600             18,515
 * Biocryst Pharmaceuticals, Inc.                    38,700            417,960
*# BioLase Technology, Inc.                          43,200            509,328
 * Bio-Logic Systems Corp.                            4,200             26,082
 * BioMarin Pharmaceutical, Inc.                    112,885            689,727
 * Bio-Rad Laboratories, Inc. Class A                20,000          1,122,400
 * Bio-Reference Laboratories, Inc.                  20,912            319,744
 * BioSante Pharmaceuticals, Inc.                    25,300            192,280
*# Biosite, Inc.                                     28,100          1,117,537
 * Biosource International, Inc.                      9,600             69,226
 * Biospecifics Technologies Corp.                    4,500              6,750
 * BioSphere Medical, Inc.                           24,600             75,768
 * BioTime, Inc.                                     11,000             19,800
 * Bioveris Corp.                                    30,900            388,104
 * Bitstream, Inc.                                    8,400             19,152
   BIW, Ltd.                                            800             15,588
   Black Box Corp.                                   32,300          1,471,265
   Black Hills Corp.                                 57,559          1,686,479
   Blair Corp.                                       13,700            352,090
 * Blonder Tongue Laboratories, Inc.                  9,800    $        30,870
 * Blount International, Inc.                        43,400            433,132
 * Blue Coat Systems, Inc.                           18,786            522,251
 * Blue Martini Software, Inc.                       19,500             87,535
 * Bluegreen Corp.                                   45,665            547,067
   Blyth, Inc.                                       38,100          1,243,965
 * BMC Industries, Inc.                              14,000                875
 * BNS Co. Class A                                    4,120             25,338
   Bob Evans Farms, Inc.                             63,338          1,627,153
 * Boca Resorts, Inc.                                68,745          1,236,035
 * Bogen Communications International,
     Inc.                                            12,500             62,812
 * Bolt Technology Corp.                              5,400             24,840
 * Bombay Co., Inc.                                  62,900            366,078
 * Bone Care International, Inc.                     25,821            551,278
 * Bontex, Inc.                                         200                 30
   Bon-Ton Stores, Inc.                              20,900            267,311
 * Bookham Technologies P.L.C.                       98,279            103,193
 * Books-a-Million, Inc.                             18,300            109,800
 * Borland Software Corp.                           145,900          1,283,920
   Boston Acoustics, Inc.                             4,600             50,600
 * Boston Beer Company, Inc. Class A                 16,400            313,240
 * Boston Biomedical, Inc.                            6,700             21,172
 * Boston Communications Group, Inc.                 33,000            349,800
   Boston Private Financial Holdings,
     Inc.                                            49,100          1,123,899
   Bostonfed Bancorp, Inc.                            4,300            144,480
 * Bottomline Technologies, Inc.                     27,904            267,878
   Bowne & Co., Inc.                                 62,000            987,040
 # Boyd Gaming Corp.                                103,200          2,399,400
 * Boyds Collection, Ltd.                           121,517            347,539
 * Bradley Pharmaceuticals, Inc.
     Class A                                         25,251            587,843
   Brady (W.H.) Co. Class A                          37,400          1,543,872
 * Braun Consulting, Inc.                            30,100             50,568
 * Breed Technologies, Inc.                          36,800                975
   Bridgford Foods Corp.                             10,400             80,080
   Briggs & Stratton Corp.                           27,300          2,071,524
 * Brigham Exploration Co.                           60,182            512,811
 * Bright Horizons Family Solutions, Inc.             6,600            326,106
 * Brightpoint, Inc.                                 34,700            386,558
 * BrightStar Information Technology
     Group, Inc.                                     10,700                385
 * Brillian Corp.                                     7,049             59,571
 * Brilliant Digital Entertainment, Inc.             18,000              1,278
*# BriteSmile, Inc.                                     785              8,635
 * Broadview Media, Inc.                                200              1,220
 * BroadVision, Inc.                                 59,800            206,848
 * Brocade Communications Systems,
     Inc.                                            17,800            106,622
 # Brookline Bancorp, Inc.                          106,091          1,534,076
 * Brooks Automation, Inc.                           75,239          1,554,438
 * Brookstone, Inc.                                  35,875            692,746
 * Brooktrout, Inc.                                  23,462            225,704
   Brown Shoe Company, Inc.                          32,500          1,343,225
 * Bruker BioSciences Corp.                         166,445            792,278
 * Brush Engineered Materials, Inc.                  30,100            524,342
   Bryn Mawr Bank Corp.                               1,600             32,960
   BSB Bancorp, Inc.                                 16,785            583,279
 * BSQUARE Corp.                                     19,000             18,411
 * BTU International, Inc.                           11,900             62,832

                                                     SHARES             VALUE+
                                                     ------             ------
 * Buca, Inc.                                        33,971    $       179,027
 * Buckeye Technology, Inc.                          65,183            657,696
   Buckle, Inc.                                      30,000            842,700
   Building Materials Holding Corp.                  24,100            414,761
 * Bull Run Corp.                                     3,700              2,016
   Burlington Coat Factory
     Warehouse Corp.                                 75,549          1,438,453
 * Bush Industries, Inc. Class A                      6,500              4,355
 * Butler International, Inc.                         8,400             20,832
   C & D Technologies, Inc.                          49,600            809,968
   C & F Financial Corp.                                300             11,280
 * C-COR.net Corp.                                   75,800            673,862
*# C-Phone Corp.                                      8,900                156
 * Cable Design Techologies Corp.                    85,487            712,962
*# Cabot Microelectronics Corp.                      42,300          1,317,645
   Cabot Oil & Gas Corp. Class A                     58,400          2,149,120
 * Cache, Inc.                                       18,700            486,387
 * Caci International, Inc. Class A                  52,400          1,946,136
   Cadmus Communications Corp.                        8,900            122,642
 * Cagle's, Inc. Class A                              2,000             21,820
 * Cal Dive International, Inc.                      67,800          1,904,502
   Calavo Growers                                    16,200            165,888
   Calgon Carbon Corp.                               67,400            416,532
 * California Amplifier, Inc.                        26,800            201,000
 * California Coastal Communities, Inc.              10,000            160,500
   California First National Bancorp                 10,400            136,864
 * California Micro Devices Corp.                    38,000            511,480
 * California Pizza Kitchen, Inc.                    34,000            641,920
   California Water Service Group                    30,500            867,725
 * Caliper Life Sciences, Inc.                       56,174            298,284
   Callaway Golf Co.                                136,000          2,200,480
 * Callidus Software                                 32,000            228,480
 * Callon Petroleum Corp.                            25,162            330,125
 * Calloways Nursery, Inc.                            1,200                198
 # Cal-Maine Foods, Inc.                             39,100            539,580
 * Calton, Inc.                                       4,480              1,926
 * CAM Commerce Solutions, Inc.                       3,000             56,737
   Cambrex Corp.                                     51,700          1,181,345
 * Cambridge Heart, Inc.                              6,600              4,290
   Camco Financial Corp.                              7,516            107,704
 * Candela Corp.                                     39,910            415,064
 * Candies, Inc.                                     45,550            114,786
 * Candlewood Hotel Co., Inc.                         1,500                 85
 * Cannon Express, Inc. Class A                         200                 36
 * Cannondale Corp.                                   6,400                896
 * Cantel Medical Corp.                              16,740            287,928
 * Canterbury Consulting Group, Inc.                  1,571              1,296
 * Canyon Resources Corp.                            48,600            158,436
   Capital Corp. of the West                          5,046            181,656
 * Capital Crossing Bank                              5,900            374,060
 * Capital Pacific Holdings, Inc.                    14,500             58,362
 * Capital Senior Living Corp.                       42,200            217,330
   Capital Southwest Corp.                              300             22,650
   Capitol Bancorp, Ltd.                              8,564            215,984
 * Caprius, Inc.                                        548                110
 * Capstone Turbine Corp.                            74,000            206,460
 * Captaris, Inc.                                    57,600            348,480
 * Captiva Software Corp.                             4,400             44,308
 * Caraustar Industries, Inc.                        51,184            684,842
 # Carbo Ceramics, Inc.                              28,600          1,999,140
 * Cardiac Sciences, Inc.                           136,100            340,250
 * Cardima, Inc.                                      6,300    $         5,418
 * CardioDynamics International Corp.                85,661            563,649
*# CardioGenesis Corp.                               32,100             21,507
 * Cardiotech International, Inc.                    31,263            117,236
 * Career Blazers, Inc. Trust Units                     800                  0
 * Carmike Cinemas, Inc.                             19,700            721,020
   Carpenter Technology Corp.                        40,400          1,228,968
 * Carreker Corp.                                    21,871            199,682
 * Carriage Services, Inc. Class A                   28,700            147,805
 * Carrier Access Corp.                              59,989            667,078
 * Carrington Laboratories, Inc.                      9,800             42,042
 * Carrizo Oil & Gas, Inc.                           14,100            119,286
   Cascade Corp.                                     20,800            508,560
   Cascade Natural Gas Corp.                         20,100            399,387
 * Casella Waste Systems, Inc. Class A               40,669            568,553
   Casey's General Stores, Inc.                      84,800          1,384,784
   Cash America International, Inc.                  48,200            972,194
 * Castle (A.M.) & Co.                               15,437            131,060
   Castle Energy Corp.                                6,600             71,709
 * Casual Male Retail Group, Inc.                    63,100            429,080
 * Catalina Lighting, Inc.                            1,760             18,865
 * Catalina Marketing Corp.                          90,800          1,533,612
 * Catalyst International, Inc.                       7,600             10,640
 * Catalyst Semiconductor, Inc.                      28,040            224,881
 * Catalytica Energy Systems, Inc.                   15,391             51,560
 * Catapult Communications Corp.                     22,600            373,126
   Cathay Bancorp, Inc.                              38,961          2,460,387
   Cato Corp. Class A                                35,000            771,050
 * Cavalier Homes, Inc.                              32,060            180,818
   Cavalry Bancorp, Inc.                                500              7,530
 * Cavco Industries, Inc.                             3,852            146,141
   CCA Industries, Inc.                              11,800             91,450
 * CCC Information Services Group,
     Inc.                                            25,700            372,136
 * CD Warehouse, Inc.                                 3,300                  7
 * CD&L, Inc.                                         2,600              3,640
   CDI Corp.                                         35,300          1,171,607
 * CEC Entertainment Inc.                            69,550          2,137,271
 * Celadon Group, Inc.                               14,000            201,880
 * Celebrity, Inc. Escrow Shares                      1,300                  0
   Celeritek, Inc.                                   22,200             78,144
 * Cell Genesys, Inc.                                79,352            815,739
*# Cell Therapeutics, Inc.                           88,200            617,400
 * Cellegy Pharmaceuticals, Inc.                     46,100            187,166
 * CellStar Corp.                                    33,948            205,385
 * Centene Corp.                                     36,200          1,305,010
 * Centennial Communications Corp.                   49,800            359,556
   Center Bancorp, Inc.                               1,890             22,189
   Center Finl CO                                    12,960            191,160
*# CenterSpan Communication Corp.                     8,400                714
 * Centillium Communications, Inc.                   64,069            211,428
 * Centra Software, Inc.                             45,500             99,190
   Central Bancorp, Inc.                              1,600             56,880
*# Central European Distribution Corp.               19,418            587,977
 * Central Garden & Pet Co.                          30,300          1,126,251
   Central Pacific Financial Corp.                   28,400            687,280
   Central Parking Corp.                             63,137          1,167,403
   Central Vermont Public Service Corp.              21,700            423,367
 * Century Aluminum Co.                              55,390          1,283,386
   Century Bancorp Income Class A                     1,000             32,700
 * Century Business Services, Inc.                  141,857            584,451

                                                     SHARES             VALUE+
                                                     ------             ------
 * Cenveo, Inc.                                      84,800    $       262,032
 * Cepheid, Inc.                                     74,706            683,560
 * Ceradyne, Inc.                                    28,650            953,185
   Cerberonics, Inc. Class A                            200              1,852
 * Ceres Group, Inc.                                 54,395            338,337
*# Cerner Corp.                                      49,309          2,108,453
 * Cerus Corp.                                       39,700             85,355
 * CEVA, Inc.                                        10,833             86,664
   CFS Bancorp, Inc.                                 21,420            290,241
   CH Energy Group, Inc.                             28,700          1,305,850
 * Chad Therapeutics                                 10,000             42,500
 * Champion Enterprises, Inc.                       126,100          1,179,035
   Champion Industries, Inc.                          9,674             44,307
 * Championship Auto Racing Teams,
     Inc.                                             8,900              1,041
 * Champps Entertainment, Inc.                       21,340            191,398
 * Channell Commercial Corp.                          6,600             29,700
 * Charles and Colvard, Ltd.                         23,800            139,944
 * Charles River Associates, Inc.                     9,000            305,370
 * Charlotte Russe Holding, Inc.                     38,600            713,714
 * Charming Shoppes, Inc.                           200,877          1,719,507
 * Chart Industries                                      23                690
*# Charter Communications, Inc.                     142,500            548,625
   Charter Financial Corp.                           22,811            770,784
   Chase Corp.                                        4,000             59,200
 * Chattem, Inc.                                     35,000            930,300
 * Chaus (Bernard), Inc.                              1,300              1,300
 * Checkers Drive-In Restaurant, Inc.                21,107            216,347
 * Checkpoint Systems, Inc.                          67,700          1,168,502
   Chemed Corp.                                      20,900            986,898
   Chemical Financial Corp.                          42,938          1,504,977
 * Cheniere Energy, Inc.                             31,200            471,120
   Cherokee, Inc.                                     8,100            186,300
   Chesapeake Corp.                                  32,802            712,459
   Chesapeake Utilities Corp.                         9,000            209,970
   Chester Valley Bancorp                               575             11,759
 * Chicago Pizza & Brewery, Inc.                     35,022            469,995
   Chicago Rivet & Machine Co.                          200              5,829
 * Children's Place Retail Stores, Inc.              45,400          1,075,072
 * Childtime Learning Centers, Inc.                   5,200             13,884
*# ChipPAC, Inc.                                    155,100          1,008,150
 * Chiquita Brands International, Inc.               72,996          1,278,890
   Chittenden Corp.                                  66,083          2,141,750
   Choice Hotels International, Inc.                 53,600          2,567,440
 * Cholestech Corp.                                  25,300            241,615
 * Chordiant Software, Inc.                         122,500            474,075
   Christopher & Banks Corp.                         68,013          1,292,247
*# ChromaVision Medical Systems, Inc.                20,200             27,068
 * Chromcraft Revington, Inc.                         6,000             84,900
 * Chronimed, Inc.                                   21,901            162,067
   Churchill Downs, Inc.                             14,400            545,472
*# Chyron Corp.                                      33,400             20,040
 * Ciber, Inc.                                      117,312          1,044,077
 * Cima Laboratories, Inc.                           19,900            643,168
 * Cimarex Energy Co.                                14,004            394,773
 * Cincinnati Bell, Inc.                            447,700          1,844,524
 * Ciphergen Biosystems, Inc.                        52,200            407,682
 * Ciprico, Inc.                                      4,900             22,809
   CIRCOR International, Inc.                        26,290            516,336
 * Cirrus Logic, Inc.                               151,800          1,127,874
   Citizens Banking Corp.                            67,033          2,010,320
   Citizens South Banking Corp.                      14,029    $       181,676
*# Citizens, Inc. Class A                            57,326            390,963
   City Holding Co.                                  30,086            903,182
 * CKE Restaurants, Inc.                            103,800          1,050,456
   Clarcor, Inc.                                     45,700          1,938,137
 * Clark, Inc.                                       31,124            544,048
 * Clarus Corp.                                      29,800            353,428
*# Clayton Williams Energy, Inc.                      9,200            211,048
*# Clean Harbors, Inc.                               25,100            182,979
 * Clearone Communications, Inc.                     11,300             66,387
   Cleco Corp.                                       84,700          1,469,545
 * Cleveland Cliffs, Inc.                            19,200            900,288
*# ClickAction, Inc. Escrow                           7,900                395
   Clinical Data Inc                                  1,787             20,157
 * Closure Medical Corp.                             25,642            638,999
 * CMG Information Services, Inc.                    66,700            131,399
*# CMS Energy Corp.                                 273,775          2,359,940
 * CNA Surety Corp.                                  67,918            706,347
*# CNE Group, Inc.                                    2,000                820
 * CNET Networks, Inc.                              241,100          2,329,026
   CNS, Inc.                                         24,800            249,736
   Coachmen Industries, Inc.                         28,000            452,480
 * Coast Dental Services, Inc.                        2,066              6,405
   Coast Distribution System                          5,600             35,784
 * Coastcast Corp.                                    7,600             16,340
   CoBiz, Inc.                                       12,825            177,498
 * Cobra Electronics Corp.                            6,100             54,717
   Coca-Cola Bottling Co. Consolidated                6,000            333,420
*# Coeur d'Alene Mines Corp.                        457,200          2,144,268
 * Cogent Communications Group, Inc.                  8,913              3,565
   Cognex Corp.                                      64,800          2,147,472
 * Cognitronics Corp.                                 4,250             15,045
 * Coherent, Inc.                                    53,846          1,458,688
   Cohu, Inc.                                        38,600            731,470
*# Coinstar, Inc.                                    38,200            664,680
 * Coldwater Creek, Inc.                             23,850            634,648
   Cole (Kenneth) Productions, Inc.
     Class A                                         19,450            636,987
 * Cole National Corp. Class A                       14,800            336,108
 * Collagenex Pharmaceuticals, Inc.                  25,400            249,428
 * Collins & Aikman Corp.                           142,960            759,118
   Collins Industries, Inc.                           7,000             39,970
   Columbia Banking System, Inc.                     25,547            542,107
 * Columbia Laboratories, Inc.                       71,600            219,096
 * Columbus McKinnon Corp.                           25,800            136,714
 * Comarco, Inc.                                     10,200             72,624
 * Comdial Corp.                                        600              1,560
 * Comforce Corp.                                    13,277             26,288
 * Comfort Systems USA, Inc.                         65,500            461,775
   Commerce Group, Inc.                              33,100          1,500,092
*# Commerce One, Inc.                                51,000             52,020
   Commercial Bancshares, Inc.                        5,665            144,741
   Commercial Federal Corp.                          71,900          2,014,638
   Commercial Metals Co.                             52,300          1,574,230
   Commercial National Financial Corp.                3,200             80,800
 * Commonwealth Industries, Inc.                     28,815            257,894
*# Commonwealth Telephone
     Enterprises, Inc.                               38,100          1,615,440
*# Commscope, Inc.                                  110,400          1,904,400
   Communications Systems, Inc.                       8,200             64,780
   Community Bank System, Inc.                       48,600          1,070,172

                                                     SHARES             VALUE+
                                                     ------             ------
   Community Bankshares, Inc.                           210    $         3,906
   Community First Bankshares, Inc.                  63,200          2,028,720
   Community Trust Bancorp, Inc.                     13,730            427,964
   Community West Bancshares                          5,500             46,612
 * Competitive Technologies, Inc.                     6,100             22,265
 * Compex Technologies, Inc.                         21,854            130,687
 * Compucom Systems, Inc.                            90,241            405,182
 * CompuCredit Corp.                                 81,131          1,423,038
*# Compudyne Corp.                                   14,404            143,320
 * Computer Access Technology Corp.                  41,000            190,650
 * Computer Horizons Corp.                           37,400            133,518
 * Computer Network Technology Corp.                 47,000            283,880
   Computer Programs & Systems, Inc.                 18,000            349,020
 * Computer Task Group, Inc.                         35,900            156,165
 * CompX International, Inc.                          5,100             82,875
 * Comstock Resources, Inc.                          62,400          1,173,744
 * Comtech Telecommunications Corp.                  25,600            454,144
 * Concepts Direct, Inc.                                700                124
 * Conceptus, Inc.                                   44,836            467,639
 * Concord Camera Corp.                              48,356            149,420
 * Concord Communications, Inc.                      30,000            342,600
 * Concur Technologies, Inc.                         57,631            625,873
 * Concurrent Computer Corp.                        106,000            214,120
 * Conexant Systems, Inc.                           237,333          1,120,212
 * Congoleum Corp. Class A                            3,600              8,100
 * Conmed Corp.                                      53,111          1,351,675
   Connecticut Water Services, Inc.                   7,600            191,132
*# Connetics Corp.                                   63,400          1,354,858
 * Conrad Industries, Inc.                            7,200             16,358
 * Consolidated Freightways Corp.                       550                  1
 * Consolidated Graphics, Inc.                       24,282            974,922
   Consolidated Tokoma Land Co.                       6,100            204,045
 * Consumer Portfolio Services, Inc.                  1,500              6,735
*# Continental Airlines, Inc.                       119,100          1,273,179
 * Continental Materials Corp.                          200              5,858
*# Convera Corp.                                     60,916            173,001
 * Convergence Systems, Inc.                              1                 45
*# Cooker Restaurant Corp.                            6,500                 39
   Cooper Companies, Inc.                            39,200          2,163,840
   Cooper Tire & Rubber Co.                          83,900          1,769,451
   Cooperative Bankshares, Inc.                       1,400             32,200
 * Copart, Inc.                                     134,800          3,322,820
*# Copper Mountain Networks, Inc.                    11,310            143,524
*# Corautus Genetics, Inc.                            1,542              8,866
 * Core Molding Technologies, Inc.                    7,700             26,950
 * Corillian Corp.                                   63,800            307,516
 * Corinthian Colleges, Inc.                         18,900            536,949
 * Corio, Inc.                                      108,400            244,984
 * Corixa Corp.                                     100,097            507,492
   Corn Products International, Inc.                 57,600          2,498,688
 * Cornell Companies, Inc.                           23,800            317,730
 * Correctional Services Corp.                       20,512             63,587
 * Corrections Corporation of America                63,100          2,414,206
 * Corrpro Companies, Inc.                            7,275             12,076
   Corus Bankshares, Inc.                            50,444          1,971,352
 * Corvel Corp.                                      10,900            253,207
 * Cosine Communications, Inc.                       16,721             66,550
 * Cost Plus, Inc.                                   39,175          1,288,466
 * CoStar Group, Inc.                                32,391          1,340,340
 * Cost-U-Less, Inc.                                  3,000             17,310
   Cotton States Life Insurance Co.                   6,330            125,809
   Courier Corp.                                      4,275    $       166,853
 * Covansys Corp.                                    48,200            524,416
 * Covenant Transport, Inc. Class A                  22,130            346,777
 * Covista Communications, Inc.                       3,000              9,000
   CPAC, Inc.                                         5,120             29,645
 * CPI Aerostructures, Inc.                           9,566            102,356
   CPI Corp.                                         11,200            173,824
   Craftmade International, Inc.                      8,700            180,960
   Crawford & Co. Class A                            27,300            133,224
   Crawford & Co. Class B                            25,300            125,235
 * Cray, Inc.                                       127,300          1,003,124
*# Credence Systems Corp.                           114,047          1,597,798
 * Credit Acceptance Corp.                           71,369          1,074,103
*# Cree Research, Inc.                               51,000          1,173,510
 * Critical Path, Inc.                               33,200             63,080
 * Criticare Systems, Inc.                           20,300             62,930
   Crompton Corp.                                   206,100          1,230,417
 * Cross (A.T.) Co. Class A                          14,700             82,908
 * Cross Country Healthcare, Inc.                    55,657            924,463
 * Crossroads Systems, Inc.                          42,500             77,435
 * Crown Andersen, Inc.                               1,000              1,750
 * Crown Financial Group, Inc.                        6,600              7,920
 * Crown Holdings, Inc.                             247,400          2,209,282
 * Crown Media Holdings, Inc.                       127,651          1,155,242
*# Cryolife, Inc.                                    41,800            213,180
 * CSG Systems International, Inc.                   96,800          1,847,912
 * CSK Auto Corp.                                    83,600          1,433,740
 * CSP, Inc.                                          3,500             25,203
   CSS Industries, Inc.                              12,900            450,210
   CT Communications, Inc.                           30,860            422,782
   CTS Corp.                                         64,959            708,053
   Cubic Corp.                                       48,100          1,082,731
 * Cubist Pharmaceuticals, Inc.                      72,425            719,904
 * Culp, Inc.                                        19,600            145,040
 * Cumulus Media, Inc. Class A                       90,093          1,670,324
 * CUNO, Inc.                                        30,408          1,395,119
 * CuraGen Corp.                                     85,560            427,800
 * Curative Health Services Inc                      23,100            243,012
 * Curis, Inc.                                       74,150            330,635
   Curtiss-Wright Corp.                              11,600            545,780
   Cutter & Buck, Inc.                               18,524            191,909
 * CV Therapeutics, Inc.                             56,405            737,777
   CVB Financial Corp.                               87,076          1,809,439
 * Cyberguard Corp.                                  42,022            355,506
 * Cyberonics, Inc.                                  42,100            826,002
 * Cyberoptics Corp.                                 14,300            299,013
 * Cybersource Corp.                                 59,900            506,155
 * Cybex International, Inc.                          8,700             32,538
*# Cycle Ctry Acc                                     6,300             33,705
*# CycleLogic, Inc.                                      29                  3
 * Cygnus, Inc.                                       1,300                338
 * Cymer, Inc.                                       63,700          2,344,160
   Cytec Industries, Inc.                            62,000          2,496,740
 * Cytogen Corp.                                     27,070            351,910
*# Cytrx Corp.                                        1,700              2,074
   D & K Healthcare Resources, Inc.                  28,330            339,110
 * D A Consulting Group, Inc.                         6,700                 37
   D&E Communications, Inc.                          17,374            225,167
 * Daily Journal Corp.                                  200              6,600
 * Daktronics, Inc.                                  33,879            791,075
*# Dan River, Inc. Class A                           27,400              2,945

                                                     SHARES             VALUE+
                                                     ------             ------
 * Danielson Holding Corp.                           33,400    $       318,636
 * Darling International, Inc.                      114,700            395,715
 * Data I/O Corp.                                     7,600             21,736
 * Data Systems & Software, Inc.                      7,300             12,191
 * Datakey, Inc.                                      1,000                750
 * Datalink Corp.                                    13,300             48,545
 * Dataram Corp.                                     14,400            115,920
   Datascope Corp.                                   26,634            924,999
 * Datastream Systems, Inc.                          20,100            125,826
 * Datatec Systems, Inc.                              7,000              3,605
 * DataTRAK International, Inc.                       5,200             57,460
 * Datawatch Corp.                                    4,132             17,437
 * Dave and Busters, Inc.                            13,200            246,840
 * Davel Communications, Inc.                            94                  1
 * Dawson Geophysical Co.                             5,400             80,190
 * Daxor Corp.                                        4,600             96,830
   Deb Shops, Inc.                                   19,299            462,983
 * Deckers Outdoor Corp.                              9,200            230,000
 * Decora Industries, Inc.                            5,500                 32
   Decorator Industries, Inc.                         2,762             22,096
 * Del Global Technologies Corp.                     10,927             24,859
 * Del Laboratories, Inc.                             9,506            273,773
 * Delphax Technologies, Inc.                         6,100             39,040
   Delphi Financial Group, Inc. Class A              46,350          1,866,978
*# Delta Air Lines, Inc.                            195,200          1,190,720
   Delta and Pine Land Co.                           68,900          1,597,102
   Delta Apparel, Inc.                                5,240            118,319
 * Delta Financial Corp.                             28,900            176,001
   Delta Natural Gas Co., Inc.                        2,800             65,016
 * Delta Woodside Industries, Inc.                    5,850              7,897
   Deltic Timber Corp.                               21,771            772,435
 * Denali, Inc.                                       4,300                430
 * Denbury Resources, Inc.                           98,100          1,805,040
 * Dendreon Corp.                                   103,881          1,137,497
 * Dendrite International, Inc.                      73,874          1,240,344
 * Department 56, Inc.                               23,700            374,460
*# DepoMed, Inc.                                     78,000            593,580
 * Detrex Corp.                                         500                787
 * Devcon International Corp.                         3,600             41,400
 * DHB Industries, Inc.                              73,300            691,219
   Diagnostic Products Corp.                         52,200          2,198,664
*# Diametrics Medical, Inc.                           2,500                275
 * DiamondCluster International, Inc.                58,884            570,586
 * Diedrich Coffee, Inc.                              4,025             15,899
 * Digene Corp.                                      35,000          1,365,350
 * Digi International, Inc.                          37,548            390,124
 * Digimarc Corp.                                    37,265            421,094
*# Digital Angel Corp.                               55,000            177,100
*# Digital Generation Systems, Inc.                 114,900            166,605
 * Digital Impact, Inc.                              56,900            101,282
 * Digital Insight Corp.                             63,100          1,219,092
*# Digital Lightwave, Inc.                           49,700             81,508
 * Digital River, Inc.                               57,000          1,790,370
 * Digitas, Inc.                                    113,157          1,046,702
   Dime Community Bancorp, Inc.                      67,700          1,157,670
   Dimon, Inc.                                       78,529            482,953
 * Diodes, Inc.                                      12,150            265,234
 * Dionex Corp.                                      38,310          1,929,292
 * Directrix, Inc.                                      813                  3
 * Discovery Partners International                  41,953            217,736
 * Display Technologies, Inc.                        11,330                 23
   Distributed Energy Systems Corp.                  59,250    $       189,600
 * Ditech Communications Corp.                       58,480          1,205,273
 * Diversa Corp.                                     77,608            730,291
 * Diversified Corporate Resources, Inc.                800              1,120
 * Dixie Group, Inc.                                 18,500            218,485
 * Dixon Ticonderoga Co.                              1,900              7,125
 * DJ Orthopedics, Inc.                              38,800            905,204
 * DLB Oil & Gas, Inc.                                1,300                  0
 * DocuCorp International, Inc.                      18,773            167,643
 * Document Sciences Corp.                           14,200             74,962
 * Dollar Thrifty Automotive Group, Inc.             45,400          1,190,388
 * Dominion Homes, Inc                                5,800            176,958
   Donegal Group, Inc. Class A                        6,066            127,265
   Donegal Group, Inc. Class B                        2,933             60,185
 * Dot Hill Systems Corp.                            70,760            672,220
 * DoubleClick, Inc.                                164,482          1,394,807
 * DOV Pharmaceutical, Inc.                          30,394            457,734
   Dover Downs Gaming &
     Entertainment, Inc.                              9,910            106,235
   Dover Motorsports, Inc.                           26,200            120,258
   Downey Financial Corp.                            36,476          1,929,580
*# DPAC Technologies Corp.                           20,900             16,469
 * Drew Industries, Inc.                             18,400            685,400
*# Drexler Technology Corp.                          20,500            348,500
 * Dril-Quip, Inc.                                   31,100            513,772
 * DRS Technologies, Inc.                            48,500          1,357,515
 * Drugstore.com, Inc.                              133,100            617,584
 * DSP Group, Inc.                                   51,900          1,366,008
 * DT Industries, Inc.                               10,300                335
 * Duane Reade, Inc.                                 36,021            594,346
 * Duckwall-ALCO Stores, Inc.                         4,100             70,684
 * Ducommun, Inc.                                    17,100            322,335
 * DuPont Photomasks, Inc.                           32,755            723,230
   Duquesne Light Holdings, Inc.                    104,700          2,013,381
 * Dura Automotive Systems, Inc.                     28,100            265,826
 * DuraSwitch Industries, Inc.                       10,500             31,384
 * Duratek, Inc.                                     13,500            175,500
*# Durect Corp.                                      91,387            322,596
*# DUSA Pharmaceuticals, Inc.                        29,500            311,520
 * DVI, Inc.                                         11,300                186
 * Dyax Corp.                                        56,000            551,600
 * Dycom Industries, Inc.                            87,266          2,154,598
*# Dynacq Healthcare, Inc.                           22,200            139,860
 * Dynamex, Inc.                                     19,900            261,486
 * Dynamic Materials Corp.                            2,000              6,120
 * Dynamics Research Corp.                           14,598            239,553
 * Dynegy, Inc.                                      84,700            371,833
*# E Com Ventures, Inc.                               2,175             20,119
 * E-Loan, Inc.                                     108,400            264,496
   E-Z-EM, Inc.                                       8,562            160,109
 * E.piphany, Inc.                                  127,687            600,129
   Eagle Materials, Inc.                             25,000          1,667,500
 * EarthLink, Inc.                                  198,575          1,993,693
   East West Bancorp, Inc.                           41,300          2,505,671
   Eastern Co.                                        4,950             77,913
 * EasyLink Services Corp.                            7,969             10,200
 * Echelon Corp.                                     72,571            778,687
 * Eclipsys Corp.                                    17,600            244,288
 * eCollege.com                                      36,200            609,246
   Ecology & Environment, Inc. Class A                2,000             20,000
   Edelbrock Corp.                                    5,470             82,323

                                                     SHARES             VALUE+
                                                     ------             ------
 * Eden Bioscience Corp.                             12,800    $        14,080
*# EDGAR Online, Inc.                                16,400             16,072
 * Edge Petroleum Corp.                              23,100            319,935
 * Edgewater Technology, Inc.                        11,569             71,612
   Edo Corp.                                         35,800            768,984
   Educational Development Corp.                      1,800             19,611
   EFC Bancorp, Inc.                                  4,600            109,250
 * EFJ, Inc.                                          7,800             64,740
 * eFunds Corp.                                      86,006          1,376,956
 * EGL, Inc.                                         84,700          1,937,936
 * El Paso Electric Co.                             108,600          1,569,270
 * Elcom International, Inc.                          3,500                560
   Electro Rent Corp.                                39,266            429,570
 * Electro Scientific Industries, Inc.               33,300            760,239
 * Electroglas, Inc.                                 37,600            197,400
 * Electronics Boutique Holdings Corp.               44,730          1,232,759
 * Electronics for Imaging, Inc.                     84,900          2,356,824
 * Elizabeth Arden, Inc.                             42,200            930,088
   ElkCorp                                           35,300            875,440
 * eLoyalty Corp.                                     6,700             42,411
 * ELXSI Corp.                                        1,800              6,570
 * Embarcadero Technologies, Inc                     47,750            541,007
 * Embrex, Inc.                                      14,600            188,048
   EMC Insurance Group, Inc.                         11,300            229,164
 * Emcor Group, Inc.                                 27,100          1,148,498
 * EMCORE Corp.                                      65,111            192,729
 * Emerging Vision, Inc.                             25,700              3,341
 * Emeritus Corp.                                    14,100             80,370
 * Emerson Radio Corp.                               45,422            152,164
 * Emisphere Technologies, Inc.                      33,000            167,640
 * Emmis Communications Corp.
     Class A                                         82,800          1,805,040
   Empire District Electric Co.                      45,400            908,908
 * EMS Technologies, Inc.                            19,932            433,720
 * En Pointe Technologies, Inc.                       6,500             12,285
 * Encore Acquisition Co.                            54,800          1,539,880
 * Encore Capital Grooup, Inc.                       31,700            483,108
 * Encore Medical Corp.                              74,500            520,010
 * Encore Wire Corp.                                 25,965            791,024
 * Encysive Pharmaceuticals, Inc.                    94,800            871,686
 * Endocardial Solutions, Inc.                       39,300            382,389
 * Endocare, Inc.                                    25,800             76,755
 * Endologix, Inc.                                   57,000            281,580
   Energen Corp.                                     41,300          1,850,240
 * Energy Conversion Devices, Inc.                   43,105            540,106
 * Energy Partners, Ltd.                             58,000            769,660
 * Energy West, Inc.                                  3,900             25,545
   EnergySouth, Inc.                                  7,971            290,304
 * Enesco Group, Inc.                                25,600            246,528
   Engineered Support Systems, Inc.                  45,881          2,404,164
 * ENGlobal Corp.                                     1,700              2,839
 * Enherent Corp.                                    17,400              2,610
*# Enlighten Software Solutions, Inc.                 1,600                  3
   Ennis Business Forms, Inc.                        28,800            444,960
 * EnPro Industries, Inc.                            35,200            680,768
 * Entegris, Inc.                                   125,864          1,428,556
 * Enterrasys Networks, Inc.                        378,100            741,076
 * Entravision Communications Corp.                 106,817            865,218
 * Entremed, Inc.                                    66,600            141,858
 * Entrust, Inc.                                    114,400            526,240
 * Environmental Elements Corp.                       5,000                775
 * Environmental Technologies Corp.                   3,700    $            26
 * Environmental Tectonics Corp.                      7,100             52,540
 * Enzo Biochem, Inc.                                53,066            708,962
 * Enzon Pharmaceuticals, Inc.                       51,600            741,492
 * EP Medsystems, Inc.                               14,900             43,210
 * EpicEdge, Inc.                                    21,900                208
 * Epicor Software Corp.                             79,442          1,063,728
 * Epimmune, Inc.                                    22,900             39,159
 * EPIQ Systems, Inc.                                31,150            455,724
 * EPIX Medical, Inc.                                40,828            997,428
 * ePlus, Inc.                                       14,300            168,454
 * ePresence, Inc.                                   25,100            101,404
*# Equimed Inc. Nevis                                 2,250                  0
 * Equinix, Inc.                                     27,300            858,585
 * Equity Marketing, Inc.                             5,700             73,188
 * Equity Oil Co.                                    16,000             68,000
*# eResearch Technology, Inc.                        92,100          2,329,209
 * Ergo Science Corp.                                 7,150             17,160
   ESB Financial Corp.                               11,762            149,142
*# Escalon Medical Corp.                              3,200             43,456
 * Esco Technologies, Inc.                           23,200          1,143,760
 * eSpeed, Inc.                                      50,500            957,985
   Espey Manufacturing & Electronics
     Corp.                                              400              9,044
 * ESS Technology, Inc.                              70,800            811,368
 * Esterline Technologies Corp.                      36,500            919,070
   Ethan Allen Interiors, Inc.                       34,800          1,356,156
 * Ethyl Corp.                                       30,300            608,121
 * Euronet Worldwide, Inc.                           53,952          1,240,356
 * European Micro Holdings, Inc.                      4,600                264
 * Evans & Sutherland Computer Corp.                 10,400             51,844
 * Evans Systems, Inc.                                4,000                360
 * Evercel, Inc.                                        766                295
 * Evergreen Resources, Inc.                         58,700          2,221,795
*# Evergreen Solar, Inc.                             26,400             79,992
 * Everlast Worldwide, Inc.                           1,500              4,050
   EverTrust Financial Group, Inc.                    2,850             55,461
 * Evolving Systems, Inc.                            12,600             50,148
*# Exabyte Corp.                                      1,000                830
 * Exact Sciences Corp.                              44,505            281,272
 * Exactech, Inc.                                    10,800            216,000
 * Exar Corp.                                        70,108          1,116,820
 * Excel Technology, Inc.                            20,400            657,900
 * Exelixis, Inc.                                   124,818          1,150,822
 * Exponent, Inc.                                     6,700            167,031
 * ExpressJet Holdings, Inc.                         88,400          1,053,728
 * Extended Systems, Inc.                            11,100             55,167
 * Extreme Networks, Inc.                           202,100          1,075,172
 * Exult, Inc.                                      192,081          1,187,061
 * Ezcorp, Inc. Class A Non-Voting                   10,800             87,804
 * Ezenia! Inc.                                         200                140
   F.N.B. Corp.                                      81,720          1,631,131
 * F5 Networks, Inc.                                 61,300          1,819,997
 * Fab Industries, Inc.                               5,200             18,200
*# Factory 2-U Stores, Inc.                          26,949             25,332
 # Factset Research Systems, Inc.                    57,000          2,491,470
 * Fairchild Corp. Class A                           40,052            180,234
 * Falcon Products, Inc.                             11,800             44,250
*# FalconStor Software, Inc.                         81,300            562,596
 * Famous Dave's of America, Inc.                    22,120            174,129
 * Fargo Electronics                                 22,200            252,192

                                                     SHARES             VALUE+
                                                     ------             ------
   Farmer Brothers Co.                               19,000    $       542,640
 * Faro Technologies, Inc.                           24,400            652,456
   FBL Financial Group, Inc. Class A                 38,700          1,097,919
 * Featherlite, Inc.                                  6,500             29,185
   Fedders Corp.                                     53,810            238,916
   Federal Screw Works                                1,562             58,263
 # Federal Signal Corp.                              84,700          1,508,507
*# Federal-Mogul Corp.                               57,900             15,343
 * FEI Co.                                           58,700          1,464,565
 * Female Health Co.                                  9,300             29,295
   Ferro Corp.                                       73,800          1,889,280
   FFLC Bancorp                                       5,400            137,322
 * Fibermark, Inc.                                    3,000                300
*# Fiberstars, Inc.                                  10,900             92,966
   Fidelity Bankshares, Inc.                         27,022            914,424
 * Fidelity Federal Bancorp                           2,500              4,200
   Fidelity Southern Corp.                            8,800            118,800
 * Filenet Corp.                                     69,380          1,897,543
 * Financial Federal Corp.                           32,500          1,015,300
 * Financial Industries Corp.                        12,482            142,919
 * Findwhat.Com                                      39,600            917,136
*# Finisar Corp.                                    333,296            663,259
 * Finish Line, Inc. Class A                         34,100          1,135,530
 * Finishmaster, Inc.                                   800              8,140
 * Finlay Enterprises, Inc.                          19,000            372,020
 * Firebrand Financial Group, Inc.                    9,100                328
   First Albany Companies, Inc.                       9,098             95,256
 * First Aviation Services, Inc.                      6,200             30,132
   First Bancorp                                      6,210            189,405
 * First Cash Financial Services, Inc.               29,000            597,400
   First Charter Corp.                               52,633          1,102,135
   First Citizens Bancshares, Inc.                    1,300            150,800
   First Commonwealth Financial Corp.               104,509          1,391,015
   First Community Bancorp                           27,000            980,100
   First Community Bancshares, Inc.                   5,500            148,500
 * First Consulting Group, Inc.                      44,128            230,348
   First Defiance Financial Corp.                     6,859            171,612
   First Federal Bancshares of
     Arkansas, Inc.                                   5,800            117,160
   First Federal Capital Corp.                       38,084          1,033,600
   First Financial Bancorp                           78,048          1,329,157
   First Financial Bankshares, Inc.                  15,395            624,267
   First Financial Corp.                              2,550             74,001
   First Financial Holdings, Inc.                    22,600            666,700
   First Franklin Corp.                                 300              5,550
 * First Horizon Pharmaceutical Corp.                64,564          1,144,397
   First Indiana Corp.                               26,617            525,153
 * First Investors Financial Services
     Group, Inc.                                      5,400             29,538
   First Keystone Financial, Inc.                     2,000             54,000
   First M&F Corp.                                    2,100             69,489
 * First Mariner Bank Corp.                           4,900             87,367
   First Merchants Corp.                             32,408            778,764
   First Midwest Bancorp, Inc.                        7,375            252,594
   First Midwest Financial, Inc.                      2,400             53,760
   First Mutual Bancshares, Inc.                      5,013            116,251
   First National Bankshares of Florida              28,320            551,107
   First Niagara Financial Group, Inc.              142,929          1,779,466
   First Oak Brook Bancshares, Inc.
     Class A                                          3,150             91,350
   First PacTrust Bancorp, Inc.                       8,200            176,710
   First Place Financial Corp.                       22,751    $       374,026
   First Republic Bank                               27,350          1,114,786
   First SecurityFed Financial, Inc.                  4,400            155,540
   First Sentinel Bancorp, Inc.                      41,508            866,687
   First State Bancorporation                        12,876            408,555
   First United Corp.                                 3,500             73,360
 * First Virtual Communications, Inc.                 4,150              6,557
   First Years, Inc.                                  8,100            135,675
   Firstbank Corp.                                    2,835             75,269
   FirstBank NW Corp.                                 2,928             76,860
 * FirstCity Financial Corp.                         18,200            141,960
 * FirstFed Financial Corp.                          30,700          1,267,603
 * Firstwave Technologies, Inc.                       2,600              7,774
 * Fischer Imaging Corp.                              9,100             26,845
   Flag Financial Corp.                               6,500             81,250
   Flagstar Bancorp, Inc.                           103,400          2,229,304
 * Flamemaster Aerospace Corp.
     Restricted                                           4                  0
   Flamemaster Corp.                                    278              1,162
 * Flanders Corp.                                    45,560            325,754
 * Fleetwood Enterprises, Inc.                       70,500            944,700
*# Fleming Companies, Inc.                           15,082                 72
   Flexsteel Industries, Inc.                         6,100            131,882
 * Flir Systems, Inc.                                55,800          2,745,360
 * Florida Banks, Inc.                                5,700            119,472
   Florida East Coast Industries, Inc.               57,400          2,076,732
   Florida Public Utilities Co.                       3,866             73,454
   Florida Rock Industries, Inc.                     39,850          1,584,037
 * Flow International Corp.                          27,600             77,280
   Flowers Foods, Inc.                               79,925          1,867,847
 * Flowserve Corp.                                   96,700          2,025,865
   Flushing Financial Corp.                          33,714            590,332
 * FMC Corp.                                         59,000          2,393,630
   FMS Financial Corp.                                3,300             56,100
   FNB Corp.                                          2,700             52,380
   FNB Financial Services Corp.                       2,625             48,562
*# Foamex International, Inc.                        41,000            184,090
 * FOCUS Enhancements, Inc.                           3,132              4,316
 * Foodarama Supermarkets, Inc.                       1,100             44,275
   Foothill Independent Bancorp                       6,555            133,788
*# Footstar, Inc.                                    27,600            120,060
   Forest City Enterprises, Inc. Class B              4,500            226,125
 * Forest Oil Corp.                                  75,170          1,871,733
 * Forgent Networks, Inc.                            39,400             50,432
 * Forrester Research, Inc.                          37,384            684,875
 * Forward Air Corp., Inc.                           38,750          1,195,437
 * Fossil, Inc.                                      94,218          2,238,620
 * Foster (L.B.) Co. Class A                         10,000             78,000
*# Foster Wheeler, Ltd.                              40,600             47,908
 * Fountain Powerboat Industries, Inc.                4,700             22,560
*# FPIC Insurance Group, Inc.                        17,946            484,542
   Frankfort First Bancorp, Inc.                        850             18,156
 * Frankfort Tower Industries, Inc.                  14,700                 73
 # Franklin Bancorp, Inc.                             3,489             69,431
 * Franklin Covey Co.                                19,300             47,285
   Franklin Electric Co., Inc.                       10,800            686,880
 * Franklin Electronic Publishers, Inc.               7,900             33,812
   Fred's, Inc.                                      70,450          1,480,859
 * FreeMarkets, Inc.                                 67,900            463,078
   Frequency Electronics, Inc.                        8,300            116,532
   Fresh Brands, Inc.                                 5,100             42,131

                                                     SHARES             VALUE+
                                                     ------             ------
 * Fresh Choice, Inc.                                 5,900    $         9,794
 * Friede Goldman Halter, Inc.                        1,083                  2
   Friedman Industries, Inc.                          6,158             24,016
   Friedmans, Inc. Class A                           35,240            111,358
 * Friendly Ice Cream Corp.                           7,300             96,214
   Frisch's Restaurants, Inc.                         4,900            139,895
 * Frontier Airlines, Inc.                           59,961            557,637
   Frontier Oil Corp.                                47,800            945,006
 * Frozen Food Express Industries, Inc.              27,607            189,108
   FSF Financial Corp.                                2,300             79,580
 * FSI International, Inc.                           50,700            349,323
 * FTI Consulting, Inc.                              76,425          1,280,119
 * FuelCell Energy, Inc.                             85,854          1,362,503
   Fuller (H.B.) Co.                                 51,309          1,374,568
*# FX Energy, Inc.                                   19,400            162,378
   G & K Services, Inc. Class A                      34,200          1,345,770
 * G-III Apparel Group, Ltd.                          6,700             60,400
   GA Financial, Inc.                                 5,300            185,606
   Gabelli Asset Management, Inc.                    11,100            465,312
 * Gadzooks, Inc.                                    13,600             24,140
 * Gaiam, Inc.                                        5,500             33,440
 * Galaxy Nutritional Foods, Inc.                    11,500             22,425
 * Galey & Lord, Inc.                                 6,400                 32
*# Galyan's Trading Co.                              29,537            296,847
 * GameStop Corp.                                    37,700            588,874
   GameTech International, Inc.                      11,100             50,061
 * Gardenburger, Inc.                                 4,000                880
 * Gardner Denver Machinery, Inc.                    34,688            908,479
 * Gartner Group, Inc.                               80,500            986,125
 * Gateway, Inc.                                    140,600            569,430
   GATX Corp.                                        85,200          2,054,172
 * Gaylord Entertainment Co.                         69,463          1,997,061
   GB & T Bancshares, Inc.                              700             19,089
 * GC Companies, Inc.                                   200                125
 * Gehl Co.                                           8,900            151,211
 * Genaera Corp.                                     23,000             82,110
 * Genaissance Pharmaceuticals, Inc.                 41,300            180,027
   Gencorp, Inc.                                     80,111            910,061
 * Gene Logic, Inc.                                  66,682            262,727
 * Genecor International, Inc.                      102,608          1,541,172
 * Genelabs Technologies, Inc.                      149,610            388,986
 * General Binding Corp.                             13,300            178,619
 * General Cable Corp.                               70,700            566,307
 * General Communications, Inc.
     Class A                                         92,600            734,318
 * General DataComm Industries, Inc.                  1,310                458
 * General Employment Enterprises,
     Inc.                                             3,100              4,820
 * Genesco, Inc.                                     39,200            983,920
 * Genesee & Wyoming, Inc.                           33,750            771,525
 * Genesee Corp. Class B                                200                765
 * Genesis HealthCare Corp.                          31,450            814,240
 * Genesis Microchip, Inc.                           37,462            605,011
 * Geneva Financial Corp.                             2,600              1,950
 * Genlyte Group, Inc.                               24,500          1,439,865
*# Genta, Inc.                                      131,800            303,140
 * Gentek, Inc.                                      10,900                 44
 * Gentiva Health Services, Inc.                     13,950            221,526
*# Genus, Inc.                                       67,221            174,707
 * GenVec, Inc.                                      90,669            286,514
   Georgia Gulf Corp.                                58,600          1,981,852
 * Gerber Scientific, Inc.                           38,600    $       240,864
 * Geron Corp.                                       73,209            539,550
   Gevity HR, Inc.                                   35,000            917,350
 * Giant Group, Ltd.                                  2,200              5,225
 * Giant Industries, Inc.                            20,800            389,376
   Gibraltar Steel Corp.                             18,600            538,470
 * Giga-Tronics, Inc.                                 4,600              7,314
   Glacier Bancorp, Inc.                             43,660          1,153,497
 * Glacier Water Services, Inc.                       3,600             66,456
   Glatfelter (P.H.) Co.                             75,600            925,344
 * Glenayre Technologies, Inc.                      113,627            287,476
 * Global e-Point, Inc.                               3,008             11,882
 * Global Imaging Systems, Inc.                      39,500          1,337,470
 * Global Payment Technologies, Inc.                  5,500             20,185
 * Global Power Equipment Group, Inc.                83,400            552,942
 * Globecomm Systems, Inc.                           16,500             96,690
*# Glowpoint, Inc.                                   49,850            108,174
 * GoAmerica, Inc.                                    2,850              2,562
   Gold Banc Corp.                                   63,565          1,041,195
   Golden Enterprises, Inc.                          11,800             34,338
 * Golden State Vintners, Inc.                        5,100             41,667
 * Goodrich Petroleum Corp.                          30,600            252,450
*# Goodyear Tire & Rubber Co.                       180,900          1,573,830
   Goody's Family Clothing, Inc.                     43,942            524,667
*# GoRemote Internet Communications,
     Inc.                                            64,900            129,800
   Gorman-Rupp Co.                                    7,975            211,337
 * Gottschalks, Inc.                                 12,700             65,786
 * GP Strategies Corp.                               14,560            109,200
 * Gradco Systems, Inc.                                 230              2,254
 * Graftech International, Ltd.                     171,300          1,627,350
   Graham Corp.                                       1,000             11,000
   Granite Construction, Inc.                        74,600          1,409,940
 * Graphic Packaging Corp.                          102,600            662,796
   Gray Television, Inc.                             74,060          1,043,505
   Gray Television, Inc. Class A                      6,800             87,040
   Great American Financial Resources,
     Inc.                                            18,300            279,075
 * Great Atlantic & Pacific Tea Co., Inc.            69,300            480,249
   Great Lakes Chemical Corp.                        91,200          2,259,936
   Great Southern Bancorp, Inc.                       6,800            378,896
   Greater Bay Bancorp                               72,446          2,079,925
   Greater Communications Bancorp                     3,600             50,580
 * Green Mountain Coffee, Inc.                       12,200            245,342
   Green Mountain Power Corp.                         7,700            197,967
 * Greenbriar Corp.                                     674              1,938
 * Greenbrier Companies, Inc.                        14,100            242,943
   Greene County Bancshares, Inc.                     1,900             39,805
 * Greens Worldwide, Inc.                             2,502                 56
   Grey Global Group, Inc.                              200            151,000
 * Grey Wolf, Inc.                                  335,300          1,223,845
 * Griffin Land & Nurseries, Inc. Class A             2,200             55,649
 * Griffon Corp.                                     53,280          1,240,358
 * Gristede's Foods, Inc.                             1,200              1,020
 * Group 1 Automotive, Inc.                          38,700          1,242,270
 * Group 1 Software, Inc.                            16,450            376,047
 * Grubb & Ellis Co.                                 14,900             15,049
 * GSI Commerce, Inc.                                73,754            604,783
*# GSV, Inc.                                          1,800                216
 * GTC Biotherapeutics, Inc.                         59,964             98,341
 * GTSI Corp.                                        14,600            174,032

                                                     SHARES             VALUE+
                                                     ------             ------
   Guaranty Bancshares, Inc.                          3,000    $        57,375
   Guaranty Federal Bancshares, Inc.                  3,000             59,100
 * Guess, Inc.                                       79,080          1,217,832
*# Guilford Pharmaceuticals, Inc.                    61,047            378,491
 * Guitar Center, Inc.                               43,800          1,879,020
   Gulf Island Fabrication, Inc.                     21,537            409,203
 * Gulfmark Offshore, Inc.                           34,200            459,990
 * Gymboree Corp.                                    54,900            800,991
 * Ha-Lo Industries, Inc.                            64,900                 91
 * Haemonetics Corp.                                 44,800          1,218,560
   Haggar Corp.                                       6,300            127,008
 * Hain Celestial Group, Inc.                        59,188          1,047,628
 * Halifax Corp.                                      1,000              4,500
 * Hall Kinion Associates, Inc.                      18,000             74,520
 * Hammons (John Q.) Hotels, Inc.
     Class A                                          5,200             48,880
 * Hampshire Group, Ltd.                              4,000            115,920
   Hancock Fabrics, Inc.                             32,200            374,164
   Hancock Holding Co.                               53,400          1,467,432
   Handleman Co.                                     41,923            939,075
 * Hanger Orthopedic Group, Inc.                     36,252            598,158
   Hanmi Financial Corp.                              5,500            144,925
 * Hanover Compressor Co.                           153,900          1,611,333
   Harbor Florida Bancshares, Inc.                   42,898          1,204,147
   Hardinge, Inc.                                     8,800            104,720
   Harland (John H.) Co.                             47,100          1,427,130
   Harleysville Group, Inc.                          49,967            943,877
   Harleysville National Corp.                       41,107          1,025,620
 * Harmonic, Inc.                                   122,360            781,880
 * Harolds Stores, Inc.                               2,308              5,816
 * Harris Interactive, Inc.                         106,200            790,128
   Harrodsburg First Financial Bancorp,
     Inc.                                             1,100             21,422
 * Hartmarx Corp.                                    33,600            202,608
 * Harvard Bioscience, Inc.                          52,700            247,690
 * Harvest Natural Resources, Inc.                   63,100            801,370
 * Hastings Entertainment, Inc.                      11,300             87,903
 * Hastings Manufacturing Co.                           700              1,802
 * Hauppauge Digital, Inc.                            8,800             55,977
   Haverty Furniture Co., Inc.                       15,700            275,535
   Haverty Furniture Co., Inc. Class A                  400              7,220
*# Hawaiian Holdings, Inc.                           29,875            144,894
 * Hawk Corp.                                         8,500             44,412
   Hawkins, Inc.                                     10,200            122,502
 * Hawthorne Financial Corp.                         17,910            630,969
 * Headwaters, Inc.                                  59,800          1,249,820
 * HealthAxis, Inc.                                     750              1,642
   Healthcare Services Group, Inc.                   16,650            258,741
 * HealthExtras, Inc.                                66,050          1,007,262
   Heartland Express, Inc.                           89,936          2,178,250
   Heartland Financial USA, Inc.                      5,779            101,132
 * Hecla Mining Co.                                 208,400          1,352,516
 * Hector Communications Corp.                        3,500             70,000
 * HEI, Inc.                                          6,000             15,300
   Heico Corp.                                       16,700            245,657
   Heico Corp. Class A                                7,465             88,236
 * Heidrick & Struggles International,
     Inc.                                            34,000            949,960
   Helix Technology Corp.                            46,953            933,426
   Helmerich & Payne, Inc.                           54,900          1,369,755
*# Hemispherx Biopharma, Inc.                        73,500            255,045
   Henry Jack & Associates, Inc.                     18,642    $       361,655
 * Hercules, Inc.                                   200,800          2,124,464
 * Heritage Commerce Corp.                            2,800             39,732
   Heritage Financial Corp.                           7,500            142,125
 * Herley Industries, Inc.                           25,400            521,970
 * Hexcel Corp.                                      69,400            589,900
   HF Financial Corp.                                 3,630             53,833
*# Hi-Shear Technology Corp.                          8,600             27,004
 * Hi-Tech Pharmacal, Inc.                           14,250            264,907
 * HI/FN, Inc.                                       10,400            101,400
 * Hibbett Sporting Goods, Inc.                      40,870          1,061,803
   Hickory Tech Corp.                                13,900            156,097
   Hilb Rogal Hamilton Co.                           64,400          2,290,708
 * Hines Horticulture, Inc.                          22,000             95,480
   Hirsch International Corp. Class A                 3,300              3,432
   HMN Financial, Inc.                                4,400            110,572
 * HMS Holdings Corp.                                34,395            185,733
 * Hoenig Group Escrow Shares                         7,900              1,817
 * Holiday RV Superstores, Inc.                         930                  5
   Hollinger International, Inc. Class A            100,900          1,775,840
 * Hollis-Eden Pharmaceuticals, Inc.                 33,553            345,260
   Holly Corp.                                       18,600            646,350
 * Hollywood Entertainment Corp.                    105,773          1,404,665
 * Hollywood Media Corp.                             44,600            145,396
 * Hologic, Inc.                                     36,300            746,328
   Home Federal Bancorp                               4,300            114,595
   Home Loan Financial Corp.                          1,700             34,850
 * Home Products International, Inc.                  7,800             10,062
 * HomeStore, Inc.                                   69,828            291,183
   Hooper Holmes, Inc.                              113,800            637,280
   HopFed Bancorp, Inc.                               2,100             36,414
   Horace Mann Educators Corp.                       73,638          1,246,691
   Horizon Financial Corp.                           18,284            336,791
 * Horizon Health Corp.                               9,900            227,700
 * Horizon Medical Products, Inc.                    19,400             36,860
 * Horizon Offshore, Inc.                            51,300             62,586
 * Hot Topic, Inc.                                   86,800          1,875,748
 * Houston Exploration Co.                           49,997          2,362,858
 * Hovnanian Enterprises, Inc. Class A               50,300          1,775,590
 * Hub Group, Inc. Class A                            7,000            229,040
 * Hudson Highland Group, Inc.                        2,130             59,107
   Hudson River Bancorp, Inc.                        51,564            898,761
 * Hudson Technologies, Inc.                          5,100              5,508
 * Huffy Corp.                                       27,005             31,326
   Hughes Supply, Inc.                               36,569          1,974,726
   Humboldt Bancorp                                  20,410            381,055
 * Hurco Companies, Inc.                              5,600             75,544
 * Hutchinson Technology, Inc.                       46,900          1,238,629
 * Huttig Building Products, Inc.                     5,300             43,725
 * Hycor Biomedical, Inc.                             8,000             42,000
 * Hydril Co.                                        28,800            828,288
 * Hypercom Corp.                                    91,600            615,552
 * HyperFeed Technologies, Inc.                       1,450              5,481
 * Hyperion Solutions Corp                           64,124          2,541,875
 * I-Flow Corp.                                      35,800            484,374
 * I-many, Inc.                                      47,900             59,875
*# I-Sector Corporation                               5,900             50,740
 * I-Trax Inc                                        30,300            101,505
 * I.C. Isaacs & Co., Inc.                            7,200              7,272
   Iberiabank Corp.                                  11,520            674,726
 * Ibis Technology Corp.                             18,800            144,760

                                                     SHARES             VALUE+
                                                     ------             ------
*# icad, Inc.                                         3,600    $        12,672
 * Ico, Inc.                                         14,320             30,502
 * ICT Group, Inc.                                   19,274            220,495
 * ICU Medical, Inc.                                 24,650            821,091
   Idacorp, Inc.                                     68,700          1,786,200
 * Identix, Inc.                                    152,412          1,104,987
   Idex Corp.                                        42,200          2,012,940
 * IDT Corp.                                         37,478            659,238
 * IDT Corp. Class B                                 29,500            531,000
 * IDX Systems Corp.                                 53,951          1,571,593
 * iGate Capital Corp.                               88,012            392,534
 * IGI, Inc.                                          2,100              4,620
 * Igo Escrow Share                                   4,100                  0
   IHOP Corp.                                        36,200          1,303,200
 * II-VI, Inc.                                       24,370            628,259
   Ikon Office Solutions, Inc.                      136,960          1,509,299
 * ILEX Oncology, Inc.                               62,400          1,444,560
 * Illumina, Inc.                                    55,861            354,159
   ILX Resorts, Inc.                                  2,900             29,203
 * Image Entertainment, Inc.                         32,900            113,505
*# ImageWare Systems, Inc.                            5,500             15,345
   Imation Corp.                                     59,100          2,432,556
 # IMC Global, Inc.                                 184,158          2,292,767
 * IMCO Recycling, Inc.                              26,200            330,120
 * Immersion Corp.                                   39,400            169,026
*# Immtech International, Inc.                       14,900            212,325
 * Immucor, Inc.                                     36,875          1,146,075
 * ImmunoGen, Inc.                                   69,053            553,115
 * Immunomedics, Inc.                                84,800            513,888
 * IMPAC Medical Systems, Inc.                       10,400            121,472
 * Impath, Inc.                                      21,600            122,040
 * Impax Laboratoroes, Inc.                          96,544          2,138,450
 * Impco Technologies, Inc.                          31,600            181,068
 * Imperial Sugar Co.                                15,420            182,110
*# Imperial Sugar Company                            14,551                  0
*# Implant Sciences Corp.                            12,500            173,500
 * Impreso, Inc.                                      5,300             12,614
 * Incyte Genomics, Inc.                            123,730            887,144
   Independence Holding Co.                           2,750             90,337
   Independent Bank Corp. MA                         24,700            655,044
   Independent Bank Corp. MI                         35,204            891,717
*# Indevus Pharmaceuticals, Inc.                     85,094            708,833
 * Index Development Partners, Inc.                   5,700                313
 * Indus International, Inc.                         34,900             88,995
 * Industrial Distribution Group, Inc.               15,500            112,375
 * INEI Corp.                                         1,700              2,380
 * Inet Technologies, Inc.                           65,957            587,677
   Infinity Property & Casualty Corp.                33,460          1,043,952
 * Infinity, Inc.                                    15,398             56,203
*# Infocrossing, Inc.                                25,100            331,320
 * InFocus Corp.                                     67,089            540,737
 * Infonet Services Corp.                           133,400            229,448
 * Informatica Corp.                                145,100          1,125,976
 * Information Architects Corp.                       1,080                324
 * Information Holdings, Inc.                        35,400            945,888
 * Inforte Corp.                                     18,500            200,170
 * InfoSpace, Inc.                                   53,446          1,955,055
 * infoUSA, Inc.                                     98,962            890,658
   Ingles Market, Inc. Class A                       17,405            184,493
 * Inkine Pharmaceutical Co., Inc.                   21,400             87,954
 * Innodata Corp.                                    36,300            139,755
 * Innotrac Corp.                                    11,600    $       107,300
 * Innovative Clinical Solutions, Ltd.                  968                  6
 * Innovative Solutions & Support, Inc.              12,700            253,759
 * Innovex, Inc.                                     31,500            169,785
 * Input/Output, Inc.                                90,300            623,070
 * Insight Communications Co., Inc.                  83,175            795,153
 * Insight Enterprises, Inc.                         82,079          1,506,970
 * Insightful Corp.                                   6,300             27,147
 * Insignia Systems, Inc.                            19,250             25,602
*# Insite Vision, Inc.                               18,000             14,040
 * Insituform Technologies, Inc. Class A             45,019            688,791
 * Insmed, Inc.                                      65,218            149,936
 * Inspire Pharmaceuticals, Inc.                     54,180            928,103
 * Instinet Group, Inc.                              36,500            240,535
 * Insurance Auto Auctions, Inc.                     19,961            326,562
 * InsWeb Corp.                                       1,633              7,757
   Integra Bank Corp.                                30,683            644,036
*# Integra Lifesciences Corp.                        51,200          1,641,984
   Integral Systems, Inc.                             9,200            161,644
*# Integral Vision, Inc.                              2,200              3,630
 * IntegraMed America, Inc.                           3,100             22,568
*# Integrated Bio                                    17,100            237,690
 * Integrated Electrical Services, Inc.              64,400            579,600
 * Integrated Information Systems, Inc.                 820                102
 * Integrated Silicon Solution, Inc.                 58,400            928,560
 * Integrated Telecom Express, Inc.                     600                  0
 * Integrity Media, Inc.                              1,900             12,084
 * Intelli-Check, Inc.                               17,300            129,577
 * Intellidata Technologies Corp.                    65,500             49,780
 * Intelligent Systems Corp.                          4,500              8,325
 * Intelligroup, Inc.                                29,500            116,230
*# Intellisync Corp.                                101,786            257,519
   Inter Parfums, Inc.                               18,550            466,903
 * Interactive Data Corp.                            58,013            983,320
 * Interactive Intelligence, Inc.                    26,100            147,465
 * InterCept Group, Inc.                             36,500            543,485
   Interchange Financial Services Corp.              12,600            289,170
 * Interdigital Communications Corp.                100,000          1,696,000
 * Interep National Radio Sales, Inc.                 4,600              8,970
 * Interface, Inc. Class A                           78,157            547,099
 * Interferon Scientific, Inc.                        2,435                101
 * Intergraph Corp.                                  73,300          1,842,762
 * Interland, Inc.                                   31,610             91,985
 * Interlink Electronics, Inc.                        9,700             97,485
 * Intermagnetics General Corp.                      28,395            836,801
   Intermet Corp.                                    43,500            178,785
 * InterMune, Inc.                                   54,200            770,182
   International Aluminum Corp.                       2,100             62,223
 * International Microcomputer
     Software, Inc.                                   5,100              6,630
 * International Multifoods Corp.                    32,800            818,688
 * International Shipholding Corp.                    6,100             86,650
*# Internet Commerce Corp.                            4,000              5,560
 * Internet Security Systems, Inc.                   84,700          1,339,954
*# Interpharm Holdings, Inc.                         31,700            102,074
 * Interphase Corp.                                   5,400             51,295
   Interpool, Inc.                                   38,000            641,250
 * Interpore International, Inc.                     30,400            438,672
   Interstate Bakeries Corp.                         77,200            810,600
 * Interstate Hotels & Resorts, Inc.                 49,540            265,039
   Inter-Tel, Inc.                                   42,800          1,056,304

                                                     SHARES             VALUE+
                                                     ------             ------
 * Intervoice, Inc.                                  59,818    $       838,050
 * Interwoven, Inc.                                  68,607            632,557
 * Intest Corp.                                       8,600             49,450
 * Intevac, Inc.                                     12,000            108,000
 * IntraBiotics Pharmaceuticals, Inc.                 8,500            120,955
 * Intrado, Inc.                                     28,900            480,318
 * Intraware, Inc.                                   14,200             28,258
 * Introgen Therapeutics, Inc.                       45,075            296,548
*# Intrusion, Inc.                                    4,050              8,015
 * Intuitive Surgical, Inc.                          56,123            928,274
   Invacare Corp.                                    48,600          2,015,442
 * Inveresk Resh                                     63,807          1,919,315
 * Inverness Medical Innovations, inc.                7,461            144,669
 * Investment Technology Group, Inc.                 76,000          1,037,400
 * INVESTools, Inc.                                   4,283              8,780
   Investors Title Co.                                1,400             38,717
 * Invision Technologies, Inc.                       27,200          1,355,920
 * Iomed, Inc.                                       10,500             30,765
   Iomega Corp.                                      87,595            423,960
 * Ion Networks, Inc.                                 4,200                336
*# Ionatron, Inc.                                    17,500            103,075
 * Ionics, Inc.                                      38,400            969,984
*# IPIX Corp.                                         4,350             36,496
 * Iridex Corp.                                       6,800             47,260
*# IRIS International, Inc.                          24,100            202,151
   Irwin Financial Corp.                             50,400          1,282,680
   Isco, Inc.                                         5,635             89,760
 * Isis Pharmaceuticals, Inc.                        94,400            609,824
*# Island Pacific, Inc.                              73,700             58,223
 * Isle of Capri Casinos, Inc.                       53,200          1,031,016
 * Isolagen Inc                                      44,700            394,254
 * Iteris Holdings, Inc.                                300                810
 * ITLA Capital Corp.                                 5,800            232,580
 * Itron, Inc.                                       34,900            720,336
 * ITXC Corp.                                        45,200            106,672
 * iVillage, Inc.                                    63,600            438,204
 * Ixia                                             102,300            958,551
 * IXYS Corp.                                        55,824            521,954
 * J & J Snack Foods Corp.                           15,100            600,376
 * J Net Enterprises, Inc.                            8,400             12,600
 * J. Alexander's Corp.                               9,200             65,780
 * J. Jill Group, Inc.                               33,800            690,534
 * j2 Global Communication, Inc.                     39,332            974,254
 * Jack in the Box, Inc.                             61,800          1,728,546
 * Jaclyn, Inc.                                       1,300              6,604
 * Jaco Electronics, Inc.                             5,659             28,190
 * Jacuzzi Brands, Inc.                             127,678          1,090,370
 * Jakks Pacific, Inc.                               42,623            757,837
 * Jarden Corp.                                      45,450          1,590,750
 * JDA Software Group, Inc.                          48,712            616,207
 * Jennifer Convertibles, Inc.                        1,300              4,108
   JLG Industries, Inc.                              73,800            931,356
 * JMAR Industries, Inc.                             23,700             52,614
 * Jo-Ann Stores, Inc.                               37,075          1,061,457
 * Johnson Outdoors, Inc.                             6,700            127,769
 * Jones Lang LaSalle, Inc.                          53,600          1,351,792
 * Jos. A. Bank Clothiers, Inc.                      17,700            576,843
 * Journal Register Co.                              71,200          1,381,280
   Joy Global, Inc.                                  85,500          2,351,250
 * JPS Industries, Inc.                               9,200             22,825
 * Juno Lighting, Inc.                                  980             33,065
 * Jupitermedia Corp.                                43,780    $       450,934
   K Swiss, Inc. Class A                             45,200            904,000
 * K-Tron International, Inc.                         2,400             51,216
 * K-V Pharmaceutical Co. Class A                    55,450          1,413,975
 * K-V Pharmaceutical Co. Class B                    20,975            572,617
 * K2, Inc.                                          60,663            892,959
 * Kadant, Inc.                                      23,420            473,787
 * Kaiser Aluminum Corp.                             14,500                507
   Kaman Corp. Class A                               38,300            451,174
 * Kansas City Southern Industries, Inc.            105,600          1,372,800
 * Katy Industries, Inc.                              8,300             48,555
   Kaydon Corp.                                      47,900          1,285,157
 * KBK Capital Corp.                                  2,200              2,475
 * KCS Energy, Inc.                                  82,900          1,037,079
*# Keane, Inc.                                      107,864          1,547,848
 * Keith Companies, Inc.                             11,400            159,828
   Keithley Instruments, Inc.                        23,200            501,352
   Kellwood Co.                                      45,476          1,850,873
   Kelly Services, Inc.                              53,005          1,470,359
 * Kemet Corp.                                      146,923          1,785,114
 * Kendle International, Inc.                        22,203            166,522
   Kennametal, Inc.                                  35,200          1,499,520
 * Kennedy-Wilson, Inc.                               8,800             59,840
 * Kensey Nash Corp.                                 19,300            616,442
*# Keravision, Inc.                                   4,300                 13
   Kewaunee Scientific Corp.                          2,000             21,530
 * Key Energy Group, Inc.                           221,900          2,147,992
 * Key Technology, Inc.                               4,700             61,570
 * Key Tronic Corp.                                   8,600             30,788
 * Keynote Systems, Inc.                             18,600            242,730
 * Keystone Automotive Industries, Inc.              25,858            711,095
 * Keystone Consolidated Industries, Inc.             2,100                283
 * Kforce, Inc.                                      52,200            478,152
 * KFX, Inc.                                         92,500            818,625
   Kimball International, Inc. Class B               41,100            568,824
 * Kindred Healthcare, Inc.                          61,878          1,537,050
 * Kirby Corp.                                       41,200          1,458,480
 * Kirklands, Inc.                                   17,200            202,100
   Knape & Vogt Manufacturing Co.                     2,290             29,816
 * Knight Trading Group, Inc.                        50,956            583,956
 * Knight Transportation, Inc.                       63,625          1,551,177
 * Koala Corp.                                        6,500              2,535
 * Komag Inc                                         46,609            675,830
 * Kontron Mobile Computing, Inc.                     8,900              3,471
 * Kopin Corp.                                      119,087            645,452
 * Korn/Ferry International                          64,400            894,516
 * Kos Pharmaceuticals, Inc.                         52,000          1,730,040
 * Kosan Biosciences, Inc.                           48,424            525,885
   Koss Corp.                                         3,600             75,456
 * Krispy Kreme Doughnuts, Inc.                      25,000            536,750
 * Kroll, Inc.                                       66,560          2,432,102
   Kronos Worldwide, Inc.                            34,941          1,083,171
 * Kronos, Inc.                                      52,500          2,177,700
 * Kulicke & Soffa Industries, Inc.                  85,734            983,369
 * KVH Industries, Inc.                              23,828            321,440
 * Kyphon, Inc.                                      67,900          1,662,871
 * La Jolla Pharmceutical Co.                       109,100            294,570
   La-Z-Boy, Inc.                                    89,400          1,649,430
 * LaBarge, Inc.                                     26,800            203,680
 * LabOne, Inc.                                      28,994            902,003
 * Labor Ready, Inc.                                 70,000            851,900

                                                     SHARES             VALUE+
                                                     ------             ------
 # Labranche & Co., Inc.                            101,700    $       911,232
   Laclede Group, Inc.                               32,600            888,024
 * LaCrosse Footwear, Inc.                            5,800             45,588
   Ladish Co., Inc.                                  19,500            169,650
   Lakeland Bancorp, Inc.                            13,119            206,624
 * Lakeland Industries, Inc.                          2,420             52,635
 * Lakes Entertainment, Inc.                         21,950            271,302
 * Lamson & Sessions Co.                             23,400            176,670
   Lance, Inc.                                       62,400            951,600
 * Lancer Corp.                                       9,325             59,680
   Landamerica Financial Group, Inc.                 31,700          1,264,513
   Landauer, Inc.                                    14,200            582,342
 * Landec Corp.                                      36,190            256,587
   Landry's Restaurants, Inc.                        47,100          1,413,000
 * Landstar Systems, Inc.                            48,600          2,362,932
 * Lannet Co., Inc.                                  33,430            566,639
 * Lantronix, Inc.                                   15,000             18,750
*# Large Scale Biology Corp.                         42,800             65,912
 * Larscom, Inc.                                      1,157              5,785
 * Laserscope                                        34,750            996,283
 * Lattice Semiconductor Corp.                      188,666          1,473,481
 * Laureate Education, Inc.                          69,700          2,559,384
   Lawson Products, Inc.                              9,600            337,440
 * Lawson Software, Inc.                            167,308          1,199,598
 * Layne Christensen Co.                             11,600            195,576
 * Lazare Kaplan International, Inc.                  8,700             76,560
 * LCA-Vision, Inc.                                  22,650            543,600
 * LCC International, Inc. Class A                   30,900            127,926
 * Learning Tree International, Inc.                 29,100            417,585
 * Lecroy Corp.                                      10,100            186,143
 * Lectec Corp.                                       3,900              3,120
   Leesport Financial Corp.                             525             12,416
   Lennox International, Inc.                       100,005          1,648,082
 * Lesco, Inc.                                       18,300            236,619
 * Level 8 Systems, Inc.                              3,729              1,007
 * Levitt Corp. Series A                              2,821             67,789
 * Lexar Media, Inc.                                129,897          1,228,826
 * Lexicon Genetics, Inc.                           107,600            754,276
   Libbey, Inc.                                      23,200            591,832
 * Liberate Technologies, Inc.                      106,300            279,038
   Liberty Corp.                                     30,900          1,438,395
   Liberty Homes, Inc. Class A                          200                910
 * Lifecell Corp.                                    44,600            455,812
 * Lifecore Biomedical, Inc.                         21,900            153,300
 * Lifeline Systems, Inc.                             8,200            169,166
   Lifetime Hoan Corp.                               18,462            377,714
*# Ligand Pharmaceuticals, Inc. Class B             119,977          2,452,330
 * Lightbridge, Inc.                                 45,021            237,261
 * Lightning Rod Software, Inc.                         580                641
 * LightPath Technologies, Inc.                       1,850              7,863
 * Lin TV Corp.                                      44,600          1,012,420
   Lincoln Electric Holdings                         69,262          2,147,122
   Lindsay Manufacturer Co.                          20,000            458,000
 * Linens `n Things, Inc.                            71,600          2,174,492
 * Lionbridge Technologies, Inc.                     31,197            244,273
*# Lipid Sciences, Inc.                              41,758            177,472
*# Liquidmetal Technologies, Inc.                    68,495             85,619
   Lithia Motors, Inc. Class A                       24,810            593,455
 * Littlefuse, Inc.                                  37,500          1,483,500
 * LMI Aerospace, Inc.                                7,900              9,875
   LNB Bancorp, Inc.                                  1,200             23,340
   LNR Property Corp.                                33,600    $     1,688,400
 * Local Financial Corp.                              9,500            207,005
 * Lodgenet Entertainment Corp.                      22,200            438,894
 * Lodgian, Inc.                                         51                755
 * Log On America, Inc.                                 600                  4
 * Logic Devices, Inc.                                6,700             10,720
 * LogicVision, Inc.                                 28,200             84,290
 * Logility, Inc.                                    13,200             58,740
 * Lojack Corp.                                      25,700            205,600
   Lone Star Steakhouse & Saloon, Inc.               35,800            909,320
 * Lone Star Technologies, Inc.                      48,400            973,808
   Longs Drug Stores Corp.                           63,700          1,364,454
   Longview Fibre Co.                                86,800          1,107,568
 * LookSmart, Ltd.                                  177,867            416,209
 * LOUD Technologies, Inc.                           12,400             30,752
   Louisiana-Pacific Corp.                           37,200            859,320
   Lowrance Electronics, Inc.                         5,792            196,401
   LSB Bancshares, Inc. NC                            5,156             78,577
   LSB Corp.                                          4,300             66,650
   LSI Industries, Inc.                              33,527            385,561
 * LTX Corp.                                        103,500          1,102,275
 * Luby's, Inc.                                      39,700            219,144
   Lufkin Industries, Inc.                            6,400            193,600
 * Luminex Corp.                                     51,955            517,991
 * Lydall, Inc.                                      26,900            237,527
 * Lynch Corp.                                        1,500             21,000
 * Lynch Interactive Corp.                            2,800            100,772
 * M & F Worldwide Corp.                             30,400            395,200
 * M-Wave, Inc.                                       2,900              4,640
   M/I Schottenstein Homes, Inc.                     23,000            976,810
   MacDermid, Inc.                                   51,500          1,604,740
*# Mace Security International, Inc.                 11,200             62,832
 * Mac-Gray Corp.                                    12,600             80,766
 * Macromedia, Inc.                                 117,485          3,054,610
 * Macrovision Corp.                                 83,800          1,951,702
 * Madden (Steven), Ltd.                             22,700            438,337
   MAF Bancorp, Inc.                                 44,927          1,979,034
 * Magic Lantern Group, Inc.                          1,700              1,539
 * Magma Design Automation, Inc.                     56,783          1,084,555
*# Magna Entertainment Corp.                         21,200            110,664
 * Magnetek, Inc.                                    55,900            436,579
 * Magnum Hunter Resources, Inc.                    117,102          1,179,217
 * MAI Systems Corp.                                  3,400                850
 * MAII Holdings, Inc.                                3,400                 34
 * Main Street & Main, Inc.                          25,200             51,660
   Main Street Banks, Inc.                           32,000            846,720
   Maine & Maritimes Corp.                            1,600             48,880
 * MAIR Holdings, Inc.                               33,716            269,728
 * Major Automotive Companies, Inc.                   3,280              2,066
 * Management Network Group, Inc.                    47,100            110,685
 * Manatron, Inc.                                     1,102              8,948
 * Manchester Technologies, Inc.                      8,000             30,232
 * Manhattan Associates, Inc.                        51,300          1,462,050
   Manitowoc Co., Inc.                               45,150          1,433,513
 # Mannatech, Inc.                                   13,500            137,160
*# Manning (Greg) Auctions, Inc.                      9,200            122,084
 * Manugistic Group, Inc.                           128,100            570,045
 * Mapics, Inc.                                      47,156            469,202
 * Mapinfo Corp.                                     33,400            334,000
 * Marimba, Inc.                                     44,800            366,464
   Marine Products Corp.                             25,530            467,199

                                                     SHARES             VALUE+
                                                     ------             ------
 * MarineMax, Inc.                                   29,375    $       782,844
 * Marisa Christina, Inc.                             6,700              8,710
   Maritrans, Inc.                                    7,800            114,270
 * MarketWatch.com, Inc.                             41,820            475,912
   MarkWest Hydrocarbon, Inc.                         9,350            100,045
 * Marlton Technologies, Inc.                         7,800              4,602
   Marsh Supermarkets, Inc. Class A                   1,600             21,832
   Marsh Supermarkets, Inc. Class B                   4,500             62,190
 * Marten Transport, Ltd.                             9,450            164,052
*# Martha Stewart Living
     Omnimedia, Ltd.                                 32,100            293,715
   MASSBANK Corp.                                     4,700            156,416
   Massey Energy Co.                                110,600          2,722,972
 * Mastec, Inc.                                      81,450            347,792
 * Material Sciences Corp.                           24,200            250,470
 * Matria Healthcare, Inc.                           17,369            379,513
 * Matritech, Inc.                                   30,500             35,685
 * Matrix Bancorp, Inc.                               6,500             77,350
 * Matrix Service Co.                                29,100            310,788
 * MatrixOne, Inc.                                   83,200            568,256
*# Matrixx Initiatives, Inc.                         15,200            130,872
   Matthews International Corp. Class A              54,700          1,728,520
 * Mattson Technology, Inc.                          84,645            902,316
 * Maui Land & Pineapple Company,
     Inc.                                            10,200            334,254
 * Maverick Tube Corp.                               71,400          1,642,200
 * Max & Ermas Restaurants, Inc.                      2,300             38,525
 * Maxco, Inc.                                        3,100             10,230
   Maxcor Financial Group, Inc.                      11,672            130,376
 * Maxicare Health Plans, Inc.                          980                118
*# Maxim Pharmaceuticals, Inc.                       47,233            420,846
 * Maximus, Inc.                                     37,200          1,336,968
 * Maxwell Shoe Company, Inc.                        23,700            529,221
 * Maxwell Technologies, Inc.                        24,360            387,080
 * Maxxam, Inc.                                       8,900            224,725
 * Maxygen, Inc.                                     58,537            587,711
 * Mayor's Jewelers, Inc.                            20,300             11,774
 * Mays (J.W.), Inc.                                    200              2,762
   MB Financial, Inc.                                45,500          1,532,895
   MBT Financial Corp.                               11,069            193,708
 * McDATA Corp.                                     130,554            620,132
   MCG Capital Corp.                                 64,442            998,207
   McGrath Rent Corp.                                20,569            640,724
*# McMoran Exploration Co.                           28,164            403,308
   McRae Industries, Inc. Class A                     2,600             25,870
 * Meade Instruments Corp.                           33,400            106,880
 * Meadow Valley Corp.                                2,400              5,220
 * Meadowbrook Insurance Group, Inc.                 29,800            151,086
 * Measurement Specialties, Inc.                     12,900            256,452
 * Mechanical Technology, Inc.                        4,700             24,205
 * Medarex, Inc.                                    134,470          1,125,514
 * MedCath Corp.                                     27,449            554,470
*# Med-Design Corp.                                  28,300             59,147
 * Media 100, Inc.                                    7,100                160
   Media General, Inc. Class A                        3,100            213,342
 * Media Services Group, Inc.                           471              3,989
 * MediaBay, Inc.                                    11,800              6,018
 * Mediacom Communications Corp.                    154,100          1,248,210
*# Medialink Worldwide, Inc.                          5,900             21,240
 * Medical Action Industries, Inc.                   16,900            297,609
 * Medical Staffing Network Holdings,
     Inc.                                            51,200    $       337,408
 * Medicore, Inc.                                     3,800             12,426
 * Medifast, Inc.                                    17,000            125,630
 * Medquist, Inc.                                    64,700            797,751
 * MedSource Technologies, Inc.                      46,500            323,640
 * MEDTOX Scientific, Inc.                            5,030             51,306
 * Memberworks, Inc.                                 17,500            500,850
 * Mens Warehouse, Inc.                              63,100          1,646,279
 # Mentor Corp.                                      73,900          2,368,495
 * Mentor Graphics Corp.                            118,800          1,899,612
   Mercantile Bank Corp.                              1,260             41,051
   Merchants Bancshares, Inc.                         6,150            156,887
   Merchants Group, Inc.                              1,300             33,800
 * Mercury Air Group, Inc.                            4,950             29,700
 * Mercury Computer Systems, Inc.                    36,000            807,480
 * Merge Technologies, Inc.                          21,494            354,436
   Meridian Bioscience, Inc.                         25,236            255,666
 * Meridian Resource Corp.                          106,300            784,494
 * Merit Medical Systems, Inc.                       44,382            643,983
 * Meritage Corp.                                    22,500          1,534,275
 * Merix Corp.                                       32,013            342,539
 * Merrimac Industries, Inc.                          2,860             26,455
 * Mesa Air Group, Inc.                              53,935            413,681
   Mesa Labs, Inc.                                    3,300             32,736
 * Mestek, Inc.                                       5,400             85,104
 * Meta Group, Inc.                                  12,700             58,420
 * Metals USA, Inc.                                  27,600            411,240
 * MetaSolv, Inc.                                    66,600            187,812
   Methode Electronics, Inc. Class A                 34,100            375,782
   Met-Pro Corp.                                      8,100            120,690
 * Metris Companies, Inc.                            98,500            743,675
 * Metro One Telecommunications, Inc.                39,650             66,216
   MetroCorp. Bancshares, Inc.                        7,000            105,350
 * Metrologic Instruments, Inc.                      36,100            535,002
 * Metromedia International Group, Inc.              10,600              3,710
   MFB Corp.                                          1,300             44,701
 * MFRI, Inc.                                         4,900             14,627
   MGE Energy, Inc.                                  30,992            940,297
 # MGP Ingredients, Inc.                              8,000            285,200
 * Michael Anthony Jewelers, Inc.                     7,400             10,545
 * Micrel, Inc.                                     157,673          2,328,830
 * Micro Component Technology, Inc.                  14,052             19,251
 * Micro Linear Corp.                                12,000             72,360
 * MicroFinancial, Inc.                              15,200             44,080
 * Micromuse, Inc.                                  117,493            695,559
 * Micros Systems, Inc.                              30,752          1,335,559
 * Microsemi Corp.                                  100,500          1,230,120
 * MicroStrategy, Inc.                               10,200            489,702
 * Microtek Medical Holdings, Inc.                   72,910            328,897
 * Micro-Therapeutics, Inc.                          51,763            225,687
 * Microtune, Inc.                                   63,300            216,486
*# Microvision, Inc.                                 36,446            310,884
 * Midas, Inc.                                       26,000            497,900
   Middleby Corp.                                    15,700            960,369
   Middlesex Water Co.                                8,400            165,144
   Midland Co.                                        6,600            172,392
   Mid-State Bancshares                              40,096            899,754
*# Midway Games, Inc.                               115,900          1,256,356
   Midwest Banc Holdings, Inc.                       30,050            687,845
 * Midwest Express Holdings, Inc.                    29,600            116,920

                                                     SHARES             VALUE+
                                                     ------             ------
 * Mikohn Gaming Corp.                               37,300    $       183,143
 * Milacron, Inc.                                    74,300            332,864
*# Milestone Scientific, Inc.                        14,000             26,600
 * Millennium Cell, Inc.                             59,500            130,900
   Millennium Chemicals, Inc.                       101,800          1,728,564
 * Miller Industries, Inc.                            9,280             84,541
 * Millerbuilding Systems Escrow
     Shares                                           3,200                960
 * Miltope Group, Inc. Contigent
     Value Right                                      5,800                  0
 * MIM Corp.                                         38,000            297,920
 * Mindspeed Technologies, Inc.                      46,300            239,371
   Mine Safety Appliances Co.                        62,800          1,875,836
   Minerals Technologies, Inc.                       34,800          2,001,000
 * Minorplanet Systems USA, Inc.                        892                437
   Minuteman International, Inc.                      1,000             13,000
 * MIPS Technologies, Inc.                           66,200            459,428
*# Miravant Medical Technologies                      1,800              5,274
 * Misonix, Inc.                                     10,600             89,252
 * Mission Resources Corp.                           55,800            300,204
 * Mitcham Industries, Inc.                           8,700             36,540
 * Mitek Systems, Inc.                               11,100              6,938
 * Mity Enterprises, Inc.                             5,000             91,250
 * MKS Instruments, Inc.                             90,707          2,118,916
 * Mobile Mini, Inc.                                 23,709            505,476
 * Mobility Electronics, Inc.                        47,000            389,160
 * Mobius Management Systems, Inc.                   17,100            102,600
   Mocon, Inc.                                        5,500             42,680
 * Modem Media, Inc.                                  9,500             53,295
   Modine Manufacturing Co.                          56,595          1,706,339
 * Mod-Pac Corp.                                      2,750             23,128
 * Mod-Pac Corp. Class B                              1,112              9,352
 * Modtech Holdings, Inc.                            22,452            157,164
 * Moldflow Corp.                                    17,886            199,608
 * Molecular Devices Corp.                           34,540            588,907
   Monaco Coach Corp.                                49,850          1,248,244
 * Monarch Casino and Resort, Inc.                    8,000            113,040
 * Mondavi (Robert) Corp. Class A                    16,300            567,566
 * Monolithic System Technology, Inc.                49,133            342,948
 * Monro Muffler Brake, Inc.                         12,300            304,794
 * Monterey Pasta Co.                                24,200             87,120
 * Mony Group, Inc.                                   6,100            190,564
 * Moog, Inc. Class A                                19,200            597,120
 * Moog, Inc. Class B                                 3,300            118,388
 * Morgan Group Holding Co.                           4,400                330
 * Morgan's Foods, Inc.                                 900              1,715
 * Mossimo, Inc.                                     16,600             62,250
 * Mother's Work, Inc.                                8,854            195,319
 * Motor Car Parts & Accessories, Inc.                2,500             21,250
   Movado Group, Inc.                                14,500            445,150
   Movie Gallery, Inc.                               56,000          1,041,040
 * MPS Group, Inc.                                  185,800          2,058,664
 * MPW Industrial Services Group                      5,000             11,750
 * MRO Software, Inc.                                42,100            601,609
 * MRV Communications, Inc.                         178,900            475,874
 * MSC Software Corp.                                51,700            462,198
 * MTC Technologies, Inc.                            14,800            392,940
*# MTI Technology Corp.                               1,300              3,848
 * MTM Technologies, Inc.                             4,900              8,183
 * MTR Gaming Group, Inc.                            48,468            451,237
   MTS Systems Corp.                                 35,940            799,306
   Mueller Industries, Inc.                          58,145    $     1,901,342
 * Multi Color Corp.                                  2,250             35,145
*# Multimedia Games, Inc.                            48,750          1,100,288
   MutualFirst Financial, Inc.                        2,000             44,265
   Myers Industries, Inc.                            50,063            676,351
 * Mykrolis Corp.                                    69,900          1,132,380
 * Myriad Genetics, Inc.                             46,100            764,799
   Mystic Financial, Inc.                             1,575             45,069
 * Nabi Biopharmaceuticals                           97,150          1,632,120
   Nacco Industries, Inc. Class A                     6,500            576,810
*# Nanogen, Inc.                                     52,800            359,568
 * Nanometrics, Inc.                                 20,394            260,839
*# Nanophase Technologies Corp.                      29,498            212,091
*# Napco Security Systems, Inc.                       4,300             37,840
   Nara Bancorp, Inc.                                19,500            600,210
   Nash-Finch Co.                                    20,200            379,760
 * Nashua Corp.                                       5,800             53,534
 * Nassda Corp.                                      44,875            236,491
*# Nastech Pharmaceutical Co., Inc.                  20,300            242,179
 * NATCO Group, Inc. Class A                         16,800            128,352
 * Nathans Famous, Inc.                               7,000             42,623
   National Beverage Corp.                           36,200            342,814
 * National Dentex Corp.                              3,500            106,418
 * National Home Health Care Corp.                    5,465             55,197
*# National Medical Health Card
     Systems, Inc.                                   12,600            453,726
   National Penn Bancshares, Inc.                    40,784          1,169,277
   National Presto Industries, Inc.                   6,800            267,920
 * National Processing, Inc.                        116,000          3,336,160
 * National Research Corp.                            7,000            117,600
 * National RV Holdings, Inc.                        17,300            205,870
 * National Steel Corp. Class B                         200                  1
 * National Technical Systems, Inc.                   8,600             42,733
 * National Western Life Insurance Co.
     Class A                                          1,000            146,150
 * Natrol, Inc.                                      10,000             27,500
 * Natural Alternatives International, Inc.           5,400             59,238
   Nature's Sunshine Products, Inc.                  24,550            365,795
 * Natus Medical, Inc.                               14,600             74,898
   Nautilus Group, Inc.                              55,400            834,878
 * Navarre Corp.                                     43,600            536,280
 * Navidec, Inc.                                        644              1,117
 * Navigant Consulting, Inc.                         77,200          1,578,740
*# Navigant International, Inc.                      26,700            464,046
 * Navigators Group, Inc.                            21,371            617,622
   NBT Bancorp                                       55,077          1,196,823
 * NCI Building Systems, Inc.                        33,100            962,217
 * NCO Group, Inc.                                   45,884          1,137,477
 # NDChealth Corp.                                   60,800          1,357,664
 * NeighborCare, Inc.                                73,800          2,214,000
 * Nektar Therapeutics                               89,769          1,929,136
   Nelson (Thomas), Inc.                             22,300            522,266
 * Neoforma, Inc.                                    33,814            384,465
 * Neogen Corp.                                       7,625            122,000
 * NeoMagic Corp.                                    53,900            220,990
 * NEON Systems, Inc.                                 8,600             30,186
 * Neopharm, Inc.                                    39,417            433,587
 * Neose Technologies, Inc.                          33,900            283,743
 * Neoware Systems, Inc.                             23,800            205,632
 * NES Rentals Holdings, Inc.                            36                293
   Net Perceptions, Inc.                             22,600             20,340

                                                     SHARES             VALUE+
                                                     ------             ------
 * Net2Phone, Inc.                                   74,200    $       317,205
   NetBank, Inc.                                     57,533            616,754
 * Netegrity, Inc.                                   63,700            600,054
*# Netflix, Inc.                                     74,400          2,456,688
 * Netguru, Inc.                                     17,200             25,972
 * NetIQ Corp.                                       91,787          1,216,178
 * NetManage, Inc.                                   10,442             68,395
 * Netopia, Inc.                                     38,800            225,040
 * NetRatings, Inc.                                  57,363            802,508
 * Netscout System, Inc.                             51,600            355,524
 * NetSolve, Inc.                                    12,100            120,419
 * Network Engines, Inc.                             61,400            195,252
 * Network Equipment Technologies,
     Inc.                                            40,800            300,288
*# Network Plus Corp.                                14,500                 25
 * Neurobiological Technologies, Inc.                 2,700             10,800
 * Neurogen Corp.                                    74,113            697,403
   Nevada Chemicals, Inc.                             2,500             13,300
 * Nevada Gold & Casinos, Inc.                       20,350            299,145
 * New Brunswick Scientific Co., Inc.                 7,660             46,573
 * New Century Equity Holdings Corp.                 21,200              4,770
   New Century Financial Corp.                       51,150          2,230,652
   New England Business Services, Inc.               22,600            991,462
   New Hampshire Thrift BancShares,
     Inc.                                               200              5,960
 * New Horizons Worldwide, Inc.                      10,200             59,578
   New Jersey Resources Corp.                        46,600          1,829,982
   Newmil Bancorp, Inc.                               4,400            119,900
 * Newpark Resources, Inc.                          142,500            805,125
 * Newport Corp.                                     65,418            950,524
 * Newtek Business Services, Inc.                    45,088            216,873
 * Niagara Corp.                                      8,200             33,087
 * NIC, Inc.                                        117,100            646,392
   Nitches, Inc.                                        864              5,581
   NL Industries, Inc.                               78,876            985,950
 * NMS Communications Corp.                          62,000            533,200
 * NMT Medical, Inc.                                 11,500             43,758
   NN, Inc.                                          15,250            181,018
 * Nobel Learning Communities, Inc.                   6,500             42,738
   Nobility Homes, Inc.                               4,100             85,075
   Noble International, Ltd.                         14,360            414,286
 * Noel Group, Inc.                                   8,000                 24
 # Noland Co.                                           200              8,556
   Nordson Corp.                                     59,277          2,242,449
 * Norstan, Inc.                                     22,400             72,128
 * North America Galvanizing &
     Coatings, Inc.                                   6,700             13,400
 * North American Scientific, Inc.                   17,600            157,520
   North Central Bancshares, Inc.                     1,700             64,294
   North Pittsburgh Systems, Inc.                    25,066            483,774
   Northeast Bancorp                                    900             17,429
   Northeast Pennsylvania Financial
     Corp.                                            4,400             77,110
   Northern Technologies International
     Corp.                                            3,000             14,160
*# Northfield Laboratories, Inc.                     32,300            424,745
 * Northland Cranberries, Inc.                        4,400              2,904
   Northrim BanCorp, Inc.                             6,068            121,368
*# Northwest Airlines Corp.                         147,700          1,493,247
   Northwest Bancorp, Inc.                           79,904          1,777,065
 # Northwest Natural Gas Co.                         44,200          1,286,662
 * Northwest Pipe Co.                                 6,300    $        92,610
 * Novamed Eyecare, Inc.                             36,300            131,769
 * Novavax, Inc.                                     59,000            277,300
 * Noven Pharmaceuticals, Inc.                       39,408            755,845
 * Novoste Corp.                                     27,800             83,400
*# NPS Pharmaceuticals, Inc.                         62,900          1,365,559
 * NS Group, Inc.                                    35,500            472,150
 * NTN Communications, Inc.                          89,193            267,579
 * Nu Horizons Electronics Corp.                     28,400            230,892
*# Nucentrix Broadband Networks, Inc.                10,400             23,140
 * NuCo2, Inc.                                       16,000            313,120
   NUI Corp.                                         29,892            406,232
 * Numerex Corp. Class A                             10,800             49,680
   NuSkin Enterprises, Inc.                         101,400          2,271,360
 * Nutraceutical International Corp.                 18,976            465,102
 * Nutramax Products, Inc.                            3,300                  3
 * Nutrition 21, Inc.                                 4,900              3,185
 * Nuvelo, Inc.                                      40,322            350,801
   NWH, Inc.                                          4,200             78,813
 * NYFIX, Inc.                                       50,081            252,408
   Nymagic, Inc.                                      8,700            223,590
 * O'Charleys, Inc.                                  38,050            692,891
 * O.I. Corp.                                         2,700             22,707
   Oak Hill Financial, Inc.                           3,000             95,550
   Oakley, Inc.                                     115,700          1,552,694
 * Obie Media Corp.                                   5,900             20,827
 * Oceaneering International, Inc.                   42,200          1,333,942
   OceanFirst Financial Corp.                        22,032            491,314
 * Ocular Sciences, Inc.                             41,600          1,389,856
 * Ocwen Financial Corp.                            115,234          1,433,511
 * Odd Job Stores, Inc.                              12,700             20,511
 * Odetics, Inc. Series B                               200                750
 * Odyssey Healthcare, Inc.                          61,500          1,042,425
 * Offshore Logistics, Inc.                          38,400            882,048
*# Oglebay Norton Co.                                 2,500                350
 * Ohio Casualty Corp.                              103,700          1,944,375
 * Oil States International, Inc.                    83,831          1,190,400
   Oil-Dri Corp. of America                           4,200             67,494
 * Old Dominion Freight Lines, Inc.                  40,950          1,137,182
   Olin Corp.                                       117,452          1,932,085
 * Olympic Steel, Inc.                                9,600            136,320
 * OM Group, Inc.                                    48,200          1,286,458
   Omega Financial Corp.                              8,200            270,436
 * Omega Protein Corp.                               39,200            423,360
 * OMNI Energy Services Corp.                        18,900             94,500
 * Omnicell, Inc.                                    41,500            554,025
 * OmniVision Technologies, Inc.                     75,500          1,768,210
 * Omnova Solutions, Inc.                            13,900             71,724
 * Omtool, Ltd.                                       3,570             37,485
 * On Assignment, Inc.                               42,800            251,236
*# ON Semiconductor Corp.                           397,951          2,304,136
 * On2.cCom, Inc.                                    75,000             55,500
 * One Price Clothing Stores, Inc.                    2,957                 59
*# Oneida, Ltd.                                      28,900             35,836
 * OneSource Information Services, Inc.              11,900            104,958
 * Online Resources Corp.                            30,000            221,400
 * Onyx Acceptance Corp.                              5,100             77,265
 * Onyx Pharmacueticals, Inc.                        54,800          2,573,956
 * ONYX Software Corp.                               23,800             91,630
 * OPENT Technologies, Inc.                          33,900            472,227
 * OpenTV Corp.                                      39,946            101,063

                                                     SHARES             VALUE+
                                                     ------             ------
 * Openwave Systems Inc                             106,599    $     1,190,711
 * Opinion Research Corp.                             6,700             46,498
 * Oplink Communications, Inc.                       53,100            106,731
 * Opsware, Inc.                                     80,250            647,618
 * Opti, Inc.                                        11,600             17,980
 * Optical Cable Corp.                                8,700             46,797
 * Optical Communication Products,
     Inc.                                            74,050            167,353
 * Optical Sensors, Inc.                              1,633              6,777
 * Optika, Inc.                                       8,200             29,766
   Option Care, Inc.                                 35,800            482,226
 * OraSure Technologies, Inc.                        75,500            557,945
 * Orbit International Corp.                          1,582             11,202
 * Orbital Sciences Corp.                            82,800          1,039,140
*# Orchid Biosciences, Inc.                           9,381             68,012
 * Oregon Steel Mills, Inc.                          45,000            507,150
 * Orleans Homebuilders, Inc.                        28,600            523,380
 * Orphan Medical, Inc.                              10,300             92,288
*# Orthodontic Centers of America, Inc.              85,151            728,041
 * Orthologic Corp.                                  58,713            471,465
*# Oscient Pharmaceutical Corp.                     128,400            602,196
   Oshkosh B'Gosh, Inc. Class A                      17,000            383,690
*# OSI Systems, Inc.                                 24,800            553,784
 * Osteotech, Inc.                                   29,100            181,584
   Otter Tail Co.                                    43,800          1,119,528
   Outlook Group Corp.                                2,400             14,760
 * Overland Storage, Inc.                            23,075            330,434
   Overseas Shipholding Group, Inc.                  59,725          2,277,912
*# Overstock Com                                     28,400          1,022,116
   Owens & Minor, Inc.                               66,700          1,614,140
   Oxford Industries, Inc.                           27,500          1,013,375
 * Oxigene, Inc.                                     12,600             92,862
 * Oxis International, Inc.                           7,900              5,293
 * OYO Geospace Corp.                                 5,100             89,194
 * P&F Industries, Inc. Class A                       1,300             10,173
 * P.F. Chang's China Bistro, Inc.                   43,300          1,959,758
   Pacific Capital Bancorp                           57,833          2,131,146
 * Pacific Mercantile Bancorp                         5,900             64,310
 * Pacific Premier Bancorp, Inc.                      3,900             44,889
   Packaging Dynamics Corp.                           4,120             55,002
 * Packeteer, Inc.                                   55,800            797,382
 * Pac-West Telecomm, Inc.                           23,100             27,258
 * Pain Therapeutics, Inc.                           60,115            470,099
 * Palatin Technologies, Inc.                            62                233
 * Paligent, Inc.                                       347                 73
 * Palm Harbor Homes, Inc.                           38,811            735,080
*# Palmone Inc.                                      78,284          1,661,969
 * Palmsource Inc.                                   21,681            439,040
 * PAM Transportation Services, Inc.                 19,250            356,125
   Pamrapo Bancorp, Inc.                              5,100            126,888
 * Panavision, Inc.                                   3,600             23,310
*# Panera Bread Co.                                  44,900          1,558,928
 * Pantry, Inc.                                      33,700            611,655
*# Papa John's International, Inc.                   30,000            872,700
 * Par Technology Corp.                               7,800             81,120
 * Paradyne Networks Corp.                           97,955            463,327
 * Paragon Technologies, Inc.                         4,200             42,000
 * Parallel Petroleum Corp.                          42,900            169,412
 * Parametric Technology Corp.                      447,395          2,169,866
 * Parexel International Corp.                       44,400            878,676
   Park Bancorp, Inc.                                 1,200             36,864
   Park Electrochemical Corp.                        33,650    $       839,904
 * Parker Drilling Co.                              160,200            514,242
*# Parkervision, Inc.                                19,300            106,922
 * Park-Ohio Holdings Corp.                          10,400            125,840
   Parkvale Financial Corp.                           5,700            151,506
 * Parlex Corp.                                      13,800             83,766
 * Parlux Fragrances, Inc.                            9,900             90,486
 * Party City Corp.                                  29,522            433,678
 * Pathmark Stores, Inc.                             49,179            331,958
 * Patient Infosystems, Inc.                            733              2,566
   Patina Oil & Gas Corp.                            64,930          1,716,749
 * Patrick Industries, Inc.                           4,500             46,350
 # Patriot Bank Corp.                                 6,930            194,872
 * Patriot Transportation Holding, Inc.               2,500             90,438
 * Paula Financial, Inc.                              6,100             17,385
 * Paul-Son Gaming Corp.                              4,100             16,031
 * Paxar Corp.                                       67,300          1,240,339
 * Paxson Communications Corp.                       98,100            275,661
 * Payless Cashways, Inc.                               160                  0
 * Payless ShoeSource, Inc.                         115,700          1,897,480
 * PC Connection, Inc.                               39,750            304,883
 * PC Mall, Inc.                                     18,400            303,416
 * PC-Tel, Inc.                                      37,700            412,438
 * PDF Solutions, Inc.                               43,159            387,999
 * PDI, Inc.                                         24,498            705,542
 * PDS Gaming Corp.                                   1,100              2,046
 * PEC Solutions, Inc.                               43,600            453,440
 * Pediatric Services of America, Inc.               10,900            135,160
 * Pediatrix Medical Group, Inc.                     32,200          2,128,420
 * Peerless Manufacturing Co.                         3,000             32,130
 * Peerless Systems Corp.                            24,300             30,375
 * Peet's Coffee & Tea, Inc.                         22,311            508,245
*# Pegasus Communications Corp.                       8,770            142,249
 * Pegasus Solutions, Inc.                           40,533            466,130
 * Pegasystems, Inc.                                 60,259            512,804
 * Pemco Aviation Group, Inc.                           950             30,865
 * Pemstar, Inc.                                     73,200            192,516
   Penford Corp.                                      7,300            125,560
   Penn Engineering & Manufacturing
     Corp. Class A                                    1,200             18,360
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                15,000            263,100
 * Penn National Gaming, Inc.                        67,800          2,032,644
 * Penn Treaty American Corp.                        24,800             52,824
   Penn Virginia Corp.                               15,500            965,650
   Penn-America Group, Inc.                          24,500            323,400
   Pennfed Financial Services, Inc.                   7,400            224,072
   Penns Woods Bancorp, Inc.                            770             33,534
 * Penwest Pharmaceuticals Co.                       31,400            346,028
   Peoples Bancorp, Inc.                                300              7,463
   Pep Boys - Manny, Moe & Jack                      84,400          2,066,956
 * Perceptron, Inc.                                  13,850             92,795
 * Performance Technologies, Inc.                    21,600            234,144
 * Pericom Semiconductor Corp.                       41,800            447,678
 * Perini Corp.                                      39,200            427,280
 * Perot Systems Corp.                               60,900            828,849
   Perrigo Co.                                      110,900          2,269,014
 * Perry Ellis International, Inc.                   13,600            326,128
 * Per-Se Technologies, Inc.                         50,000            650,000
 * Pervasive Software, Inc.                          37,339            227,768
 * PetMed Express, Inc.                              15,565            132,303

                                                     SHARES             VALUE+
                                                     ------             ------
 * Petrocorp, Inc. Escrow Shares                      6,900    $           414
 * Petroleum Development Corp.                       27,133            666,658
   PFF Bancorp, Inc.                                 28,700          1,142,834
 * Pfsweb, Inc.                                           9                 15
 * Pharmacopia Drug Discovery, Inc.                  26,450            184,092
 * Pharmacyclics, Inc.                               32,600            390,222
*# Pharmanetics, Inc.                                 9,500              6,650
 * PharmChem, Inc.                                    5,100                816
 * Pharmos Corp.                                      6,200             20,956
 * Philadelphia Consolidated Holding
     Corp.                                           37,200          2,108,496
   Phillips-Van Heusen Corp.                         52,200            988,146
 * Phoenix Gold International, Inc.                   1,000              1,240
 * Phoenix Technologies, Ltd.                        38,990            257,334
 * Photo Control Corp.                                1,000              2,750
 * PhotoMedex, Inc.                                  49,800            176,790
 * Photon Dynamics, Inc.                             28,100            906,787
 * Photronics, Inc.                                  53,300            942,344
 * Physiometrix, Inc.                                 7,400             12,580
 * Piccadilly Cafeterias, Inc.                       10,400                 10
 * Pico Holdings, Inc.                               12,300            224,475
   Piedmont Natural Gas Co.                          32,500          1,332,825
   Pilgrims Pride Corp. Class B                      29,500            792,960
 * Pinnacle Entertainment, Inc.                      59,800            681,720
 * Pinnacle Systems, Inc.                           115,400            838,958
 * Pioneer Drilling Co.                               1,500              9,630
 * Pixelworks, Inc.                                  51,000            922,080
 * Pizza Inn, Inc.                                   10,000             29,200
 * Plains Exploration & Production Co.               98,563          1,754,421
 * Plains Resources, Inc.                            40,100            687,314
 * Planar Systems, Inc.                              24,800            313,720
 * Plantronics, Inc.                                 27,700          1,101,075
 * Plato Learning, Inc.                              39,066            411,756
 * Play By Play Toys and Novelties, Inc.              3,300                  8
 * Playboy Enterprises, Inc. Class A                  4,700             51,700
 * Playboy Enterprises, Inc. Class B                 47,100            568,968
 * Playtex Products, Inc.                           104,100            744,315
 * Plexus Corp.                                      73,000          1,072,370
 * Plug Power, Inc.                                 124,043            944,215
 * PLX Technology, Inc.                              40,500            603,855
 * Plymouth Rubber, Inc. Class B                        200                 68
   PMA Capital Corp. Class A                         51,800            361,046
   PNM Resources, Inc.                               68,400          2,055,420
   Pocahontas Bancorp, Inc.                           4,400             75,130
*# Point Therapeutics, Inc.                             660              4,125
 * Point.360                                          9,000             28,980
   PolyMedica Corp.                                  44,600          1,289,386
 * Polyone Corp.                                     94,200            649,038
   Pomeroy IT Solutions, Inc.                        20,195            256,880
   Pope & Talbot, Inc.                               26,700            446,691
 * Porta Systems Corp.                                9,600              1,056
 * Portal Software, Inc.                             70,020            322,092
 * Possis Medical, Inc.                              30,200            861,304
   Potlatch Corp.                                    50,100          1,891,275
 * Powell Industries, Inc.                           18,090            309,158
 * Power Intergrations, Inc.                         51,900          1,429,326
   PowerCerv Corp.                                    1,755              1,106
 * Power-One, Inc.                                  141,700          1,428,336
*# Powerwave Technologies, Inc.                     107,800            863,478
 * Pozen, Inc.                                       48,500            481,120
 * PPT Vision, Inc.                                   6,800              9,588
 * PRAECIS Pharmaceuticals, Inc.                     88,204    $       367,811
   Preformed Line Products Co.                        1,200             33,000
 * Premier Financial Bancorp                          5,200             47,892
*# Premier Laser Systems, Inc. Class A                3,400                  2
*# Pre-Paid Legal Services, Inc.                     27,750            653,790
   Presidential Life Corp.                           49,400            835,848
 * Presstek, Inc.                                    58,198            600,021
*# PRG-Schultz International, Inc.                  104,100            469,491
 * Price Communications Corp.                        95,970          1,386,767
*# Priceline.com, Inc.                               45,116          1,182,039
 * Pricesmart, Inc.                                   9,600             52,896
 * Prima Energy Corp.                                22,062            840,562
 * Prime Hospitality Corp.                           76,400            757,124
 * Prime Medical Services, Inc.                      38,628            225,974
 * PRIMEDIA, Inc.                                   437,638          1,304,161
 * Primus Knowledge Solutions, Inc.                  16,500             35,145
 * Primus Telecommunications Group,
     Inc.                                            86,000            521,160
 * Princeton Review, Inc.                            14,600            104,098
 * Printronix, Inc.                                   5,800             84,100
 * Priority Healthcare Corp.                         62,636          1,265,247
 * Private Business, Inc.                               945              2,174
 * Proassurance Corp.                                49,450          1,635,312
 * Procom Technology, Inc.                            5,400              6,588
 * Procurenet, Inc.                                  19,700                 20
 * Progenics Pharmaceuticals, Inc.                   28,500            500,175
   Programmers Paradise, Inc.                         5,200             38,428
 * Progress Software Corp.                           60,700          1,135,697
 * ProQuest Co.                                      48,300          1,259,664
 * ProsoftTraining.com                                  500                380
   Prosperity Bancshares, Inc.                       34,200            800,622
 * Protection One, Inc.                              91,400             17,823
 * Protein Design Labs, Inc.                         13,144            256,439
   Providence & Worcester Railroad Co.                3,000             30,600
   Provident Bancorp, Inc.                           23,047            240,611
   Provident Bankshares Corp.                        41,877          1,208,151
   Provident Financial Group, Inc.                   19,500            780,780
   Provident Financial Holdings, Inc.                 8,325            207,293
 * Province Healthcare Co.                           82,825          1,326,857
 * Proxim Corp.                                      67,269             89,468
 * ProxyMed, Inc.                                     2,692             51,148
 * PSS World Medical, Inc.                          114,600          1,151,730
   Psychemedics Corp.                                 5,225             57,475
 * Psychiatric Solutions, Inc.                       19,633            486,506
 * PTEK Holdings, Inc.                               97,928          1,027,265
   Pulaski Financial Corp.                            5,400             90,180
   Pulitzer, Inc.                                    14,700            691,635
 * Pure World, Inc.                                   7,600             14,592
 * PW Eagle, Inc.                                     7,000             24,010
   Pyramid Breweries, Inc.                            5,700             12,483
 * Qad, Inc.                                         57,783            610,766
 * QEP Co., Inc.                                      2,125             32,279
 * QRS Corp.                                         26,700            146,583
*# QuadraMed Corp.                                   27,006             82,368
   Quaker Chemical Corp.                             16,320            418,282
   Quaker City Bancorp, Inc.                          2,734            149,331
   Quaker Fabric Corp.                               28,550            227,544
 * Quality Dining, Inc.                              11,400             25,650
 * Quality Systems, Inc.                             10,100            471,973
 * Qualstar Corp.                                     5,500             32,753
   Quanex Corp.                                      27,900          1,242,945

                                                     SHARES             VALUE+
                                                     ------             ------
 * Quanta Services, Inc.                            194,000    $     1,028,200
 * Quantum Corp.- DLT                                91,700            270,515
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                 50,930            255,159
 * Quest Software, Inc.                             134,100          1,784,871
*# Questcor Pharmaceuticals, Inc.                    26,800             22,512
 * Quicklogic Corp.                                  39,000            116,961
 * Quidel Corp.                                      53,544            299,311
 * Quigley Corp.                                     19,300            153,223
 * Quiksilver, Inc.                                  94,700          2,194,199
 * Quinton Cardiology Systems, Inc.                  24,200            253,858
 * Quipp, Inc.                                        1,400             21,000
   Quixote Corp.                                     13,691            287,511
*# Quokka Sports, Inc.                                1,128                 14
 * Quovadx, Inc.                                     62,047             66,390
 * R & B, Inc.                                        8,400            157,500
 * R H Donnelley Corp.                               52,800          2,275,680
 * Radiant Systems, Inc.                             64,344            288,905
 * Radiologix, Inc.                                  36,100            142,956
 * RadiSys Corp.                                     31,662            527,489
*# Radyne ComStream, Inc.                             9,500             82,840
 * Rag Shops, Inc.                                    2,415              7,970
 * Railamerica, Inc.                                 56,100            715,275
 * Raindance Communictions, Inc.                     73,896            161,093
 * Ralcorp Holdings, Inc.                            49,400          1,647,490
 * Ramtron International Corp.                       37,700            185,107
   Range Resources Corp.                             96,300          1,143,081
 * Rare Hospitality International, Inc.              57,382          1,467,832
   Raven Industries, Inc.                            15,355            488,135
 * Rayovac Corp.                                     57,900          1,569,090
 * Raytech Corp.                                     16,400             33,620
 * RC2 Corp.                                         29,594            827,448
 * RCM Technologies, Inc.                            10,500             56,175
*# RCN Corp.                                         82,600             14,868
 * Reading International, Inc. Class A               18,149            153,178
 * Reading International, Inc. Class B                1,060              8,745
 * RealNetworks, Inc.                               287,000          1,724,870
*# Redhook Ale Brewery, Inc.                          9,300             20,274
   Redwood Empire Bancorp                             5,250            118,913
   Regal-Beloit Corp.                                40,404            826,262
 * Regeneration Technologies, Inc.                   44,352            407,151
 * Regeneron Pharmaceuticals, Inc.                   84,100            944,443
 * Regent Communications, Inc.                       75,913            447,887
 * Register.Com, Inc.                                44,100            230,202
 * Rehabcare Group, Inc.                             27,500            686,950
 * Reliability, Inc.                                  6,300              6,930
   Reliance Steel & Aluminum Co.                     54,557          1,996,241
   Reliv International, Inc.                         25,132            267,153
*# Relm Wireless Corp.                                7,600             18,240
 * Remec, Inc.                                       96,850            634,368
 * RemedyTemp, Inc.                                   6,600             85,945
 * Remington Oil & Gas Corp.                         46,000            954,040
 # Renaissance Learning, Inc.                        52,600          1,104,074
 * Rentrak Corp.                                     16,500            146,850
 * Rent-Way, Inc.                                    46,300            430,590
 * Repligen Corp.                                    51,000            127,500
 * Reptron Electronics, Inc.                          8,800                  0
*# Reptron Electronics, Inc.                            343              2,504
   Republic Bancorp, Inc.                           108,783          1,445,726
   Republic Bancorp, Inc. Class A                    15,225            293,081
 * Republic First Bancorp, Inc.                       6,334             75,375
 * Res-Care, Inc.                                    37,785    $       524,078
 * ResMed, Inc.                                      41,300          2,098,040
   Resource America, Inc.                            29,551            644,212
 * Resources Connection, Inc.                        38,668          1,648,030
 * Respironics, Inc.                                 37,200          1,978,668
 * Restoration Hardware, Inc.                        55,600            373,076
 * Retail Ventures Inc.                              56,600            409,218
 * Retek, Inc.                                       93,100            607,012
 * Revlon, Inc.                                     162,400            532,672
 * Rewards Network, Inc.                             41,600            410,176
 * Rex Stores Corp.                                  18,600            228,780
 * Rexhall Industries, Inc.                           3,542              6,163
 * RF Monolithics, Inc.                              12,700            121,666
*# Rhythms NetConnections, Inc.                       8,900                  1
   Richardson Electronics, Ltd.                      18,527            209,540
 * Rigel Pharmaceuticals, Inc.                        2,222             39,463
   Riggs National Corp.                              49,299          1,076,690
 * Rimage Corp.                                       8,600            121,518
 * Rita Medical Systems, Inc.                        30,350            150,840
 * Riverside Group, Inc.                              1,000                 33
   Riverview Bancorp, Inc.                            4,500             93,555
   Rivianna Foods, Inc.                              16,700            438,208
 * Riviera Holdings Corp.                             3,600             31,284
   RLI Corp.                                         42,000          1,510,740
 * Roadhouse Grill, Inc.                             13,340              3,335
   Roanoke Electric Steel Corp.                       9,900            130,185
   Robbins & Myers, Inc.                             24,600            543,660
*# Robotic Vision Systems, Inc.                       3,480             11,658
 * Rochester Medical Corp.                            5,300             43,036
   Rock of Ages Co.                                   4,400             35,772
*# Rockford Corp.                                    14,600             72,270
   Rock-Tenn Co. Class A                             61,200            983,484
   Rocky Mountain Chocolate Factory,
     Inc.                                             4,015             38,745
 * Rocky Shoes & Boots, Inc.                          4,500             92,070
 * Rofin-Sinar Technologies, Inc.                    25,300            662,126
 * Rogers Corp.                                      27,500          1,689,875
   Rollins, Inc.                                     77,100          1,880,469
 * Ross Systems, Inc.                                 2,600             47,297
*# Roxio, Inc.                                        1,629              7,282
   Royal Bancshares of Pennsylvania
     Class A                                          4,430            101,181
   Royal Gold, Inc.                                  35,335            492,217
 * Royale Energy, Inc.                                3,523             49,812
   RPC, Inc.                                         28,600            391,820
 * RSA Security, Inc.                               104,200          1,911,028
 * RTI International Metals, Inc.                    36,000            522,360
 * RTW, Inc.                                          5,150             33,284
 * Rubio's Restaurants, Inc.                         18,495            122,437
   Ruddick Corp.                                     78,800          1,620,128
 * Rudolph Technologies, Inc.                        28,400            528,240
 * Rural Cellular Corp. Class A                       2,800             25,172
 * Rural/Metro Corp.                                 14,000             17,500
 * Rush Enterprises, Inc. Class A                     7,000             82,670
 * Rush Enterprises, Inc. Class B                     7,000             84,959
   Russ Berrie & Co., Inc.                           34,500            931,500
   Russell Corp.                                     54,500            892,710
 * Ryan's Family Steak Houses, Inc.                  71,800          1,208,394
   Ryerson Tull, Inc.                                41,800            560,538
 * S&K Famous Brands, Inc.                            2,100             35,753
   S&T Bancorp, Inc.                                 45,400          1,357,460

                                                     SHARES             VALUE+
                                                     ------             ------
 * S1 Corp.                                         120,498    $     1,131,476
 * Saba Software, Inc.                               22,900             80,150
 * Safeguard Scientifics, Inc.                      203,500            518,925
 * SafeNet, Inc.                                     39,904            929,763
 * Safety Components International, Inc.                118              1,578
 * Saga Communications, Inc. Class A                 30,925            579,844
 * Salem Communications Corp.                        30,440            913,200
*# Salton, Inc.                                      18,500            104,710
 * San Filippo (John B.) & Son, Inc.                 17,893            445,894
   Sanders Morris Harris Group, Inc.                 29,532            397,205
   Sanderson Farms, Inc.                             33,400          1,536,400
 * Sands Regent Casino Hotel                          2,000             13,660
   Sandy Spring Bancorp, Inc.                        23,756            831,460
 * Sangamo BioSciences, Inc.                         42,450            266,162
 * Sapient Corp.                                    200,923          1,205,538
 * Satcon Technology Corp.                           46,700            128,425
   Saucony, Inc. Class A                              2,700             55,077
   Saucony, Inc. Class B                              3,500             70,630
   Sauer-Danfoss, Inc.                               49,600            770,784
 * Savient Pharmaceuticals, Inc.                     76,600            185,372
 * Saxon Capital, Inc.                               17,400            415,338
 * SBA Communications Corp.                          88,500            341,610
 * SBE, Inc.                                          3,500             12,215
 * SBS Technologies, Inc.                            25,730            476,005
 * ScanSoft, Inc.                                   217,760          1,141,062
 * ScanSource, Inc.                                  21,200          1,128,900
   Schawk, Inc. Class A                              22,200            294,150
 * Scheid Vineyards, Inc.                             2,200             11,022
 * Schick Technologies, Inc.                          9,000             86,850
 * Schieb (Earl), Inc.                                2,200              7,282
 * Schlotzskys, Inc.                                  7,200             10,937
 * Schmitt Industries, Inc.                           2,466              6,042
   Schnitzer Steel Industries, Inc.
     Class A                                         62,351          1,724,629
 * Scholastic Corp.                                  64,381          1,818,119
 * Schuff International, Inc.                         7,000             16,380
   Schulman (A.), Inc.                               49,687            992,249
   Schweitzer-Maudoit International, Inc.            25,500            717,825
 * Sciclone Pharmaceuticals, Inc.                    75,746            376,458
 * Scientific Games Corp.                           106,058          1,964,194
 * Scientific Learning Corp.                          4,400             24,244
 * Scientific Technologies, Inc.                      6,700             38,391
 * SciQuest, Inc.                                     5,900             35,459
 * SCM Microsystems, Inc.                            25,663            163,473
   SCP Pool Corp.                                    56,700          2,282,175
   SCPIE Holdings, Inc.                               9,300             81,003
 * SCS Transportation, Inc.                          24,350            553,963
   Seaboard Corp.                                     1,400            523,600
 * Seabulk International, Inc.                       46,800            415,116
 * Seachange International, Inc.                     46,200            689,766
   Seacoast Banking Corp.                            14,808            296,752
   Seacoast Financial Services Corp.                 11,076            379,464
*# Seacor Smit, Inc.                                 33,500          1,341,340
 * Seattle Genetics, Inc.                            67,634            466,675
 * Secom General Corp.                                  140                177
   Second Bancorp, Inc.                               9,900            316,008
 * Secure Computing Corp.                            60,274            534,028
 * SED International Holdings, Inc.                     825              1,254
 * SeeBeyond Technology Corp.                       142,000            428,840
 * SEEC, Inc.                                         3,000                750
 * Segue Software, Inc.                               9,500             35,008
 * Selas Corp. of America                             4,750    $        14,250
 * Select Comfort Corp.                              61,300          1,661,230
   Select Medical Corp.                             103,800          1,391,958
 * Selectica, Inc.                                   66,500            291,337
   Selective Insurance Group, Inc.                   47,079          1,700,964
   SEMCO Energy, Inc.                                47,900            274,946
 * Semitool, Inc.                                    48,500            555,325
 * Semtech Corp.                                     69,436          1,744,232
 * SEMX Corp.                                         4,600                690
 * Seneca Foods Corp. Class A                           200              3,750
 * Seneca Foods Corp. Class B                         1,300             24,141
 # Sensient Technologies Corp.                       81,200          1,640,240
 * Sensytech, Inc.                                   10,414            224,640
 * Sequa Corp. Class A                                6,900            339,135
 * Sequa Corp. Class B                                2,600            131,820
 * Sequenom, Inc.                                    64,500            103,845
 * SeraCare Life Sciences, Inc.                       4,080             46,512
*# Serena Software, Inc.                             66,400          1,410,336
 * Serologicals Corp.                                41,950            718,604
 * Service Corp. International                      261,400          1,882,080
 * ServiceWare Technologies, Inc.                     2,900              1,682
 * Servotronics, Inc.                                 1,100              4,285
 * SFBC International, Inc.                          24,750            602,168
 * Shared Technologies Cellular, Inc.                10,100                  6
 * Sharper Image Corp.                               25,800            727,560
*# Shaw Group, Inc.                                 107,487          1,268,347
 * Sheffield Pharmceuticals, Inc.                        25                  0
 * Shiloh Industries, Inc.                           13,500            146,880
 * Shoe Carnival, Inc.                               20,879            287,713
 * Shoe Pavilion, Inc.                                6,200             14,477
 * Sholodge, Inc.                                     5,100             34,425
 * Shopko Stores, Inc.                               49,700            677,908
*# Shuffle Master, Inc.                              42,387          1,418,693
 * Siebert Financial Corp.                           22,300             93,437
   Sierra Bancorp                                     1,700             25,840
 * Sierra Health Services, Inc.                      45,936          1,965,601
*# Sierra Pacific Resources                         199,300          1,486,778
 * Sifco Industries, Inc.                             5,400             22,140
*# Sigma Designs, Inc.                               34,800            232,464
 * Sigmatron International, Inc.                      2,200             26,730
   Silgan Holdings, Inc.                             31,200          1,308,528
*# Silicon Graphics, Inc.                           340,500            643,545
 * Silicon Image, Inc.                              125,089          1,488,559
 * Silicon Storage Technology, Inc.                 158,500          2,052,575
 * Silicon Valley Bancshares                         59,500          2,223,515
 * Siliconix, Inc.                                   37,437          1,803,340
 * Simclar, Inc.                                      6,500             19,305
   Simmons First National Corp. Class A              24,000            578,160
 * SimpleTech, Inc.                                  75,057            282,214
   Simpson Manufacturing Co., Inc.                   41,300          2,263,240
 * Sinclair Broadcast Group, Inc.
     Class A                                         78,000            861,900
 * Sipex Corp.                                       56,200            362,490
 * Sirenza Microdevices, Inc.                        54,466            218,409
*# Sirna Therapeutics, Inc.                          42,625            133,843
 * Sitel Corp.                                      122,200            382,486
 * Six Flags, Inc.                                  157,905          1,105,335
   SJW Corp.                                          9,000            292,500
 * Skechers U.S.A., Inc. Class A                     31,800            365,700
   Skyline Corp.                                      8,300            332,166
   Skywest, Inc.                                     98,446          1,647,002

                                                     SHARES             VALUE+
                                                     ------             ------
*# Skyworks Solutions, Inc.                         186,317    $     1,665,674
 * SL Industries, Inc.                                5,900             63,720
 * SM&A                                              33,300            269,730
 * Smart & Final Food, Inc.                          50,700            787,878
 * SmartDisk Corp.                                    2,500                450
 * Smith & Wollensky Restaurant
     Group, Inc.                                     13,400             86,296
   Smith (A.O.) Corp.                                34,600          1,018,970
   Smith (A.O.) Corp. Convertible
     Class A                                          3,750            110,438
 * Smith Micro Software, Inc.                        21,400             44,512
 * Smithway Motor Xpress Corp.
     Class A                                          4,000              9,880
 * Sola International, Inc.                          54,300          1,052,877
 * Somera Communications, Inc.                       59,150             82,810
   Sonic Automotive, Inc.                            50,800          1,115,060
 * Sonic Corp.                                      100,537          2,229,911
*# Sonic Foundry, Inc.                               42,300             66,411
 * Sonic Innovations, Inc.                           34,700            355,675
 * Sonic Solutions                                   36,800            782,000
 * SonicWALL, Inc.                                  116,800            929,728
 * SonoSite, Inc.                                    24,645            525,678
 * Sonus Networks, Inc.                              54,057            294,611
*# Sonus Pharmaceuticals, Inc.                       30,900            145,230
 * Sorrento Networks Corp.                           17,800             52,154
 * Sotheby's Holdings, Inc. Class A                  80,900          1,206,219
   Sound Federal Bancorp, Inc.                       21,108            273,349
 * Source Information Management, Inc.               39,200            411,600
 * Source Media, Inc.                                27,400                219
 * Sourcecorp, Inc.                                  26,602            683,139
   South Financial Group, Inc.                       60,927          1,679,148
   South Jersey Industries, Inc.                     23,064            968,457
   Southern Banc Company, Inc.                          200              3,675
 * Southern Energy Homes, Inc.                       13,825             56,890
 * Southern Union Co.                                88,194          1,774,463
   Southside Banchares, Inc.                            315              5,733
 * Southwall Technologies, Inc.                      14,200              6,390
   Southwest Bancorp, Inc.                           11,400            195,168
   Southwest Bancorporation of Texas,
     Inc.                                            54,700          2,291,930
   Southwest Gas Corp.                               58,700          1,326,620
   Southwest Water Co.                               25,170            305,564
 * Southwestern Energy Co.                           61,200          1,564,272
*# Spacehab, Inc.                                    21,100             86,721
   Span-American Medical System, Inc.                 2,400             28,296
 * Spanish Broadcasting System, Inc.                 63,000            607,950
 * SPAR Group, Inc.                                   2,900              3,857
   Spartan Motors, Inc.                              20,845            241,594
 * Spartan Stores, Inc.                              31,675            137,501
   Spartech Corp.                                    50,000          1,144,000
 * Sparton Corp.                                      7,938             66,441
 * Specialty Laboratories, Inc.                      38,600            348,172
   SpectraLink Corp.                                 32,200            484,288
 * Spectranetics Corp.                               41,502            248,597
 * Spectrum Control, Inc.                            13,000            106,470
 * SpectRx, Inc.                                      8,900             16,910
 # Speedway Motorsports, Inc.                        67,190          2,258,928
 * Spescom Software, Inc.                             1,202                649
 * Spherion Corp.                                   102,320            945,437
 * Spherix, Inc.                                     12,100             72,479
 * Spiegel, Inc. Class A Non-Voting                     100                  6
 * Spinnaker Exploration Co.                         57,090    $     1,902,810
 * Spire Corp.                                        6,700             32,897
 * Sport Chalet, Inc.                                 2,700             33,750
 * Sport Supply Group, Inc.                           8,900             10,458
 * Sport-Haley, Inc.                                  2,700             14,418
 * Sports Club Co., Inc.                             20,100             32,160
 * SportsLine.Com, Inc.                              33,400             33,400
 * Sportsman's Guide, Inc.                            8,000            154,080
 * SPSS, Inc.                                        27,637            460,156
 * SRA International, Inc.                           29,500          1,143,715
 * SRI/Surgical Express, Inc.                         6,100             42,151
 * SRS Labs, Inc.                                    24,330            113,378
   SS&C Technologies, Inc.                           31,850            732,232
 # St. Mary Land & Exploration Co.                   50,500          1,641,755
 * Staar Surgical Co.                                31,300            236,628
 * Stamps.com, Inc.                                  37,023            489,074
*# Standard Automotive Corp.                          4,400                  0
   Standard Commercial Corp.                         21,129            348,417
 * Standard Management Corp.                          7,600             26,220
 * Standard Microsystems Corp.                       30,600            754,902
   Standard Motor Products, Inc. Class A             29,300            410,200
   Standard Register Co.                             40,300            491,257
   Standex International Corp.                       20,800            539,136
   Stanley Furniture, Inc.                            6,700            277,179
   Star Buffet, Inc.                                  2,800             18,116
*# Star Scientific, Inc.                             78,311            241,198
 * Starbiz Restrictive Shares                             2                  0
 * Starcraft Corp.                                    2,756             30,096
   Starrett (L.S.) Co. Class A                        4,800             75,504
   StarTek, Inc.                                     24,400            813,984
   State Auto Financial Corp.                        67,520          2,056,659
   State Financial Services Corp.
     Class A                                          7,800            221,676
 * Steak n Shake Co.                                 46,318            814,734
*# Steel Dynamics, Inc.                              83,458          2,136,525
   Steel Technologies, Inc.                          20,150            430,203
 * SteelCloud Co.                                    12,100             30,008
 * Stein Mart, Inc.                                  71,416          1,031,247
 * Steinway Musical Instruments, Inc.                12,500            425,000
 * Stellent, Inc.                                    37,200            296,484
 * Stemcells, Inc.                                    2,600              3,562
   Stepan Co.                                         8,400            203,700
   Stephan Co.                                        3,500             15,960
   Sterling Bancorp                                  26,176            736,593
   Sterling Bancshares                               75,899            996,554
 * Sterling Financial Corp.                          37,370          1,192,113
   Stewart & Stevenson Services, Inc.                48,702            825,499
 * Stewart Enterprises, Inc.                        183,033          1,376,408
   Stewart Information Services Corp.                28,400            969,860
 * Stifel Financial Corp.                             6,100            153,110
 * Stillwater Mining Co.                            148,000          2,242,200
 * Stone Energy Corp.                                45,063          2,023,329
 * Stonepath Group, Inc.                             67,200            169,344
 * Stoneridge, Inc.                                  43,600            682,776
 * StorageNetworks, Inc. Escrow
     Shares                                          60,800              1,648
 * Stratasys, Inc.                                   17,400            451,878
 * Strategic Diagnostics, Inc.                       32,700            132,762
   Strategic Distribution, Inc.                       3,029             39,347
 * Stratesec, Inc.                                    7,300                 58
 * Stratex Networks, Inc.                           142,518            417,578

                                                     SHARES             VALUE+
                                                     ------             ------
 * Stratos International, Inc.                       20,936    $       119,126
 * Strattec Security Corp.                            4,100            238,866
 * Stratus Properties, Inc.                           7,050             88,125
   Strayer Ed, Inc.                                   8,300            967,697
   Stride Rite Corp.                                 65,100            686,805
   Sturm Ruger & Co., Inc.                           45,700            541,545
 * Suburban Lodges of America, Inc.
     Escrow Shares                                   18,500                  0
   Suffolk Bancorp                                    8,600            273,136
 * Summa Industries, Inc.                             5,200             49,712
   Summit Bancshares, Inc.                            2,000             56,500
   Summit Bank Corp.                                  2,520             42,336
 * SumTotal Systems, Inc.                            28,067            181,032
 * Sun Bancorp, Inc.                                 23,736            528,601
   Sun Hydraulics, Inc.                               4,900             60,613
 * Sunair Electronics, Inc.                           3,000             17,220
 * Sundance Homes, Inc.                               3,000                 17
 * SunLink Health Systems, Inc.                       1,048              5,450
*# Sunrise Senior Living, Inc.                       36,065          1,299,783
   Sunrise Telecom, Inc.                              3,700              9,842
 * Suntron Corp.                                      5,265             40,698
 * Superconductor Technologies, Inc.                 83,940             96,531
 * Supergen, Inc.                                    72,390            547,992
 * Superior Consultant Holdings Corp.                10,700             66,768
 * Superior Energy Services, Inc.                   126,500          1,157,475
 # Superior Industries International, Inc.           45,400          1,482,310
   Superior Uniform Group, Inc.                       7,000            115,500
 * Supertex, Inc.                                    21,800            341,606
 * SupportSoft, Inc.                                 71,600            703,112
   Supreme Industries, Inc.                          11,408             77,004
*# SureBeam Corp.                                    12,725                115
   SureWest Communications                           24,112            773,272
*# SurModics, Inc.                                   29,700            662,310
   Susquehanna Bancshares, Inc.                      67,800          1,649,574
 * Swift Energy Corp.                                47,000            949,400
 * Swift Transportation, Inc.                         4,200             75,432
 * Swisher International, Inc.                          700                770
*# Switchboard, Inc.                                 30,600            236,538
   SWS Group, Inc.                                   29,118            469,382
 * Sybron Dental Specialties, Inc.                   65,300          1,778,772
 * Sycamore Networks, Inc.                          226,952          1,000,858
 * Sykes Enterprises, Inc.                           65,328            408,953
 * Sylvan, Inc.                                       5,400             65,070
 * Symmetricom, Inc.                                 82,767            653,859
 * Syms Corp.                                        28,200            229,548
 * Symyx Technologies                                54,200          1,305,678
 * Synalloy Corp.                                     5,900             54,988
 * Synaptics, Inc.                                   42,000            805,140
 * Synovis Life Technologies, Inc.                   19,500            175,500
 * Synplicity, Inc.                                  40,975            239,704
   Syntel, Inc.                                      67,148          1,272,455
 * Synthetech, Inc.                                  16,400             20,828
*# Syntroleum Corp.                                  66,566            419,366
   Sypris Solutions, Inc.                            28,163            535,097
 * Systemax, Inc.                                    40,100            248,620
 * T-3 Energy Services, Inc.                          1,250              8,219
 * Tag-It Pacific, Inc.                              16,500             78,870
 * Taitron Components, Inc.                           5,000             12,950
*# Take Two Interactive Software                     32,200            958,594
 * TALK America Holdings, Inc.                       44,509            418,830
   TALX Corp.                                        23,038            534,482
   Tandy Brand Accessories, Inc.                      5,900    $        79,296
 * Tanox, Inc.                                       75,600          1,245,132
 * Tarantella, Inc.                                   3,300              5,330
 * Tarrant Apparel Group                             32,800             61,992
   Tasty Baking Co.                                  17,400            164,082
   TB Woods Corp.                                     7,600             58,140
 * TBA Entertainment Corp.                            7,300              4,818
 * TBC Corp.                                         37,250            945,778
 * TEAM America, Inc.                                 2,800                  0
 * Team, Inc.                                         7,600            119,320
 * TeamStaff, Inc.                                   20,200             46,056
   Tech/Ops Sevcon, Inc.                              3,100             18,042
   Teche Holding Co.                                    700             24,938
 * Techne Corp.                                      45,700          1,770,875
 * Technical Communications Corp.                       400              1,700
 * Technical Olympic USA, Inc.                        8,500            276,675
 * Technitrol, Inc.                                  68,600          1,427,566
   Technology Research Corp.                          9,700            101,753
 * Technology Solutions Corp.                        42,400             45,792
 * TechTeam Global, Inc.                             20,800            159,765
   Tecumseh Products Co. Class A                     23,400            868,608
 * Tegal Corp.                                        5,000              8,300
*# Tejon Ranch Co.                                   13,900            482,747
*# Tekelec                                          105,900          1,760,058
 * TeleCommunication Systems, Inc.                   40,500            205,335
 * Teledyne Technologies Inc.                        55,200          1,016,784
 * Teletech Holdings, Inc.                          121,600            914,432
 * Telik, Inc.                                       73,800          1,690,020
 * Telular Corp.                                     22,000            244,398
 * TenFold Corp.                                      4,500              7,875
   Tennant Co.                                       15,300            581,400
 * Tenneco Automotive, Inc.                          71,200            909,224
 * Terayon Communication Systems, Inc.              123,500            339,625
 * Terex Corp.                                       58,021          1,711,039
 * Terra Industries, Inc.                           131,500            608,845
 * Tesoro Petroleum Corp.                           103,400          2,462,988
 * Tessco Technologies, Inc.                          4,500             79,830
 * Tetra Tech, Inc.                                  91,126          1,545,497
 * Tetra Technologies, Inc.                          37,900            902,399
   Texas Industries, Inc.                            35,900          1,322,915
   Texas Regional Banchshares, Inc.
     Class A                                         50,440          2,221,882
   Texas United Bancshares, Inc.                        100              1,760
   TF Financial Corp.                                 2,600             77,311
 * Thackeray Corp.                                    4,100              5,535
 * The Banc Corp.                                    27,800            190,152
   The Brink's Co.                                   86,818          2,685,281
 * The Dress Barn, Inc.                              51,400            900,014
 * The Geo Group, Inc.                               25,000            483,750
   The Marcus Corp.                                  35,200            570,240
 * The Medicines Co.                                 75,791          2,436,681
 # The Phoenix Companies, Inc.                      160,700          1,881,797
 * The Rowe Companies                                13,100             59,605
 * The Sports Authority, Inc.                        43,506          1,483,555
 * Theragenics Corp.                                 50,900            217,343
 * Therma-Wave, Inc.                                 56,989            225,107
 * Thermwood Corp.                                      200                163
 * TheStreet.com, Inc.                               41,600            156,416
 * Third Wave Technologies                           66,386            321,972
 # Thomas & Betts Corp.                              93,500          2,287,010
 * Thomas Group, Inc.                                 4,000              6,000

                                                     SHARES             VALUE+
                                                     ------             ------
   Thomas Industries, Inc.                           29,250    $       995,085
*# Thoratec Corp.                                    94,843          1,383,759
*# THQ, Inc.                                         64,700          1,364,523
 * Three-Five Systems, Inc.                          35,599            190,811
 * TIBCO Software, Inc.                             172,330          1,430,339
 * Tickets.com, Inc.                                  1,600                760
 * Tier Technologies, Inc. Class B                   30,900            336,192
   TierOne Corp.                                     30,553            637,336
 * TII Network Technologies, Inc.                    11,260             15,764
   Timberland Bancorp, Inc.                           3,900             86,580
 * Timco Aviation Services, Inc.                      2,749              1,100
 * Time Warner Telecom, Inc.                         77,187            328,817
 * Tipperary Corp.                                   17,900             58,533
   Titan International, Inc.                         19,600            208,740
 * Titan Pharmaceuticals, Inc.                       49,300            162,690
 * Titanium Metals Corp.                              3,170            286,093
 * TiVo, Inc.                                       135,426          1,030,592
 * TL Administration Corp.                              200                  6
 * TLC Vision Corp.                                  33,060            343,493
   Todd Shipyards Corp.                               6,300            110,880
 * Todhunter International, Inc.                      4,600             64,400
 * Tofutti Brands, Inc.                               6,900             22,080
 * Tollgrade Communications, Inc.                    23,091            255,156
   Tompkins County Trustco, Inc.                        363             16,313
 * Too, Inc.                                         58,500            984,555
   Topps, Inc.                                       68,886            597,242
 * Torch Offshore, Inc.                              23,300             61,512
 * Toreador Resources Corp.                           4,900             25,774
   Toro Co.                                          39,200          2,516,640
 * Total Entertainment Restaurant Corp.              16,761            219,050
*# Tower Automotive, Inc.                            97,500            361,725
   Track Data Corp.                                   5,600              5,600
 * Tractor Supply Co.                                43,600          1,679,908
 * Tradestation Group, Inc.                          70,500            480,105
   Traffix, Inc.                                     22,900            158,926
 * Trailer Bridge, Inc.                               9,800             54,390
 * Trammell Crow Co.                                 59,500            756,245
 * Trans World Entertainment Corp.                   61,000            608,780
 * Transact Technologies, Inc.                        8,550            275,481
 * Transaction Systems Architects, Inc.              64,900          1,224,663
 * TransAxis, Inc.                                       72                  5
 * Transcat, Inc.                                     6,100             19,270
 * Transgenomic, Inc.                                21,900             33,945
 * Transkaryotic Therapies, Inc.                     58,500            843,570
 * Transmeta Corp.                                  263,500            574,430
 * Transmontaigne Oil Co.                            61,500            357,930
 * Transport Corp. of America                         5,200             37,440
 * Transport Industries, Inc.                         1,400              2,254
 * Transpro, Inc.                                    16,100             95,393
 * Transtechnology Corp.                              6,200             42,780
 * TransTexas Gas Corp. Class A                         236                  5
*# Transwitch Corp.                                  40,600             62,524
 * Travis Boats & Motors, Inc.                        3,300              2,604
 * TRC Companies, Inc.                               23,500            387,985
   Tredegar Industries, Inc.                         61,491            888,545
*# Trenwick Group, Ltd.                              11,975                108
*# Trestle Holdings Inc.                                450              1,125
 * Trex Co., Inc.                                    25,000            908,250
 * Triad Guaranty, Inc.                              24,500          1,407,770
   Triarc Companies, Inc. Class A                    33,300            361,305
   Triarc Companies, Inc. Class B                    49,000            524,790
   Trico Bancshares                                   9,900    $       180,774
*# Trico Marine Services, Inc.                       57,100             13,133
 * Trident Microsystems, Inc.                        38,500            589,050
 * Trimble Navigation, Ltd.                          85,150          2,300,753
 * Trimedyne, Inc.                                    4,300              3,870
 * Trimeris, Inc.                                    36,700            538,022
 # Trinity Industries, Inc.                          74,900          2,142,889
 * Trio-Tech International                              400              1,848
 * TriPath Imaging, Inc.                             64,452            591,669
 * Tripath Technology, Inc.                          63,251            238,456
 * Tripos, Inc.                                      10,620             59,366
 * Triquint Semiconductor, Inc.                     221,397          1,235,395
 * Triton PCS Holdings, Inc.                        103,600            488,992
 * Triumph Group                                     26,302            836,667
 * TriZetto Group, Inc.                              79,700            520,441
 * TRM Corp.                                          7,000             97,090
*# Tropical Sportswear International
     Corp.                                           18,175             39,985
 * Trover Solutions, Inc.                             9,300             63,240
 * Troy Group, Inc.                                  13,800             45,264
 * Trump Hotels & Casino Resorts, Inc.               49,100             96,727
   Trustco Bank Corp.                               125,752          1,623,458
   TSR, Inc.                                          4,400             29,436
 * TTM Technologies, Inc.                            69,000            786,600
 * Tuesday Morning Corp.                             69,300          1,978,515
 * Tufco Technologies, Inc.                           4,500             38,205
 * Tularik, Inc.                                    104,551          2,586,592
 * Tumbleweed Communications Corp.                   74,095            368,993
 # Tupperware Corp.                                  99,500          1,817,865
 * TurboChef Technologies, Inc.                      20,500             80,975
 * Turnstone Systems, Inc.                               65                  9
 * Tut Systems, Inc.                                 32,400            100,116
 * Tweeter Home Entertainment
     Group, Inc.                                     41,100            273,726
   Twin Disc, Inc.                                    2,800             61,600
 * Tyler Technologies, Inc.                          70,500            627,450
*# U.S. Aggregates, Inc.                              1,600                  4
 * U.S. Concrete, Inc.                               44,900            313,402
 * U.S. Physical Therapy, Inc.                       20,372            251,798
 * U.S. Xpress Enterprises, Inc.
     Class A                                         10,823            140,158
 * UbiquiTel, Inc.                                   84,490            357,393
 * UFP Technologies, Inc.                             3,800             12,350
   UGI Corp.                                         42,900          1,376,661
 * UICI                                              78,700          1,564,556
   UIL Holdings Corp.                                24,600          1,092,240
 * Ulticom, Inc.                                     70,508            662,775
*# Ultimate Electronics, Inc.                        23,500             84,130
 * Ultimate Software Group, Inc.                     35,000            449,750
 * Ultradata Systems, Inc.                            2,000              3,300
 * Ultralife Batteries, Inc.                         13,100            261,607
 * Ultratech Stepper, Inc.                           39,500            601,980
   UMB Financial Corp.                               35,765          1,818,650
   Umpqua Holdings Corp.                             48,203            916,821
*# Unapix Entertainment, Inc.                         6,100                 25
 * Unico American Corp.                               5,500             32,401
 * Unifi, Inc.                                       83,334            194,168
   Unifirst Corp.                                    14,350            373,100
 * Uni-Marts, Inc.                                    6,500             14,235
   Union Bankshares Corp.                               170              5,106
   Union Community Bancorp                            2,300             41,044

                                                     SHARES             VALUE+
                                                     ------             ------
 * Uniroyal Technology Corp.                         13,300    $            13
 # Unisource Energy Corp.                            67,080          1,655,534
 * Unit Corp.                                        77,700          2,213,673
   United Auto Group, Inc.                           66,400          1,920,952
   United Bankshares, Inc. WV                        47,960          1,496,352
   United Community Banks, Inc.                      59,351          1,404,838
   United Community Financial Corp.                  51,972            629,381
   United Financial Corp.                               660             16,368
 * United Financial Mortgage Corp.                    9,400             48,880
   United Fire & Casualty Co.                         6,200            343,170
   United Guardian, Inc.                              1,900             12,084
   United Industrial Corp.                           22,300            468,300
 * United Natural Foods, Inc.                        67,300          1,702,017
 * United Online, Inc.                              108,403          2,036,892
 * United PanAm Financial Corp.                         600              8,700
 * United Rentals, Inc.                             121,600          2,079,360
 * United Retail Group, Inc.                         20,666             56,832
 * United Road Services, Inc.                           720                 83
 # United Security Bancshares                         2,000             44,600
 * United Stationers, Inc.                           55,300          2,085,363
 * United Surgical Partners International,
     Inc.                                            46,502          1,814,043
 * United Therapeutics Corp.                         36,300            858,858
   Unitil Corp.                                       4,700            122,670
   Unity Bancorp, Inc.                                5,460             70,980
 * Universal Access Global Holdings,
     Inc.                                             2,235              2,436
 * Universal American Financial Corp.                92,000          1,007,400
 * Universal Compression Holdings, Inc.              50,949          1,507,581
   Universal Corp.                                   42,700          2,009,462
 * Universal Display Corp.                           47,100            540,708
 * Universal Electronics, Inc.                       23,300            343,442
   Universal Forest Products, Inc.                   30,373            879,602
 * Universal Stainless & Alloy Products,
     Inc.                                             6,000             64,986
   Unizan Financial Corp.                            33,197            855,819
 * Unova, Inc.                                      102,800          1,783,580
 * UQM Technologies, Inc.                            33,300             99,900
 * Urologix, Inc.                                    23,842            334,980
 * URS Corp.                                         68,913          1,735,229
*# US Airways Group, Inc.                             8,800             22,968
*# US Energy Corp.                                   11,500             26,910
 * US LEC Corp.                                      61,736            238,918
 * US Oncology, Inc.                                134,682          1,974,438
 * USA Truck, Inc.                                    9,300            107,973
*# USAir Group, Inc.                                 84,700              6,903
 * USANA, Inc.                                       32,800            913,152
   USB Holding Co., Inc.                             17,099            376,520
*# USDATA Corp.                                       2,820                113
   Usec, Inc.                                       142,531          1,116,018
   USF Corp.                                         47,037          1,352,314
 * Utah Medical, Inc.                                 5,000            129,525
*# V.I. Technologies, Inc.                           57,100             59,955
*# VA Software Corp.                                 97,900            231,044
   Vail Banks Inc.                                    1,300             16,250
 * Vail Resorts, Inc.                                46,600            696,670
*# Valence Technology, Inc.                          20,900             81,719
   Valhi, Inc.                                       14,240            158,064
 * Valley National Gases, Inc.                        4,200             41,790
   Valmont Industries, Inc.                          40,500            842,400
 * Valpey Fisher Corp.                                1,650              5,511
   Value Line, Inc.                                   9,900    $       383,328
 * ValueClick, Inc.                                 134,300          1,469,242
 * Valuevision Media, Inc. Class A                   60,947            731,364
 * Vans, Inc.                                        28,700            585,767
 * Varian Semiconductor Equipment
     Associates, Inc.                                51,200          1,882,624
 * Varian, Inc.                                      54,100          2,407,450
 * Variflex, Inc.                                     4,600             30,820
 * Vascular Solutions, Inc.                          23,700            255,960
 * Vastera, Inc.                                     75,179            259,368
 * Vaxgen, Inc.                                      42,400            672,888
 * VCA Antech, Inc.                                  65,062          2,797,666
   Vector Group, Ltd.                                66,457          1,056,666
 * Veeco Instruments, Inc.                           49,700          1,283,254
 * Ventana Medical Systems, Inc.                     29,014          1,497,122
 * Venture Catalyst, Inc.                             7,200              3,240
 * Verilink Corp.                                    25,100            112,950
 * Veritas DGC, Inc.                                 57,700          1,104,378
 * Verity, Inc.                                      64,200            892,380
 * Vermont Pure Holdings, Ltd.                       17,300             52,419
 * Versant Corp.                                      5,400             11,016
 * Versar, Inc.                                       8,700             44,718
 * Verso Technologies, Inc.                          26,319             41,716
 * Vertex Pharmaceuticals, Inc.                     132,888          1,169,414
 * Verticalbuyer Inc.                                   920                  7
   Vesta Insurance Group, Inc.                       60,500            359,975
 * Vestin Group, Inc.                                   400              1,000
 * Vialta, Inc.                                      40,295             15,312
 * Viasat, Inc.                                      44,800          1,032,192
 * Vical, Inc.                                       34,255            188,745
 * Vicon Industries, Inc.                             4,600             24,242
 * Vicor Corp.                                       52,300            726,970
 * Vicuron Pharmaceuticals, Inc.                     91,100          1,266,290
 # Video Display Corp.                                3,600             66,600
*# Viewpoint Corp.                                   59,526            164,881
 * Vignette Corp.                                   407,600            672,540
 * Viisage Technology, Inc.                          58,895            577,760
   Vintage Petroleum, Inc.                          109,300          1,703,987
 * Virage Logic Corp.                                35,727            269,024
 * Virbac Corp.                                      22,000             66,000
   Virco Manufacturing Corp.                         13,269             90,893
 * Virginia Commerce Bancorp, Inc.                      400             11,380
 * Virologic, Inc.                                   83,900            234,920
*# ViroPharma, Inc.                                  44,725             82,294
 * Vision Sciences, Inc.                              5,100             21,318
 * Vista Medical Technologies, Inc.                   7,500             11,100
   Visteon Corp.                                    214,500          2,350,920
 * Visual Networks, Inc.                             31,900            102,718
 * Visx, Inc. DE                                     87,400          2,054,774
 * Vital Images, Inc.                                18,200            176,904
   Vital Signs, Inc.                                 21,956            592,812
 * VitalWorks, Inc.                                  73,800            250,920
*# Vitech America, Inc.                              14,850                 67
 * Vitesse Semiconductor, Inc.                       20,500            111,930
 * Vitria Technology, Inc.                           53,942            153,195
 * Vivus, Inc.                                       64,564            265,358
 * Vl Dissolution Corp                                3,101              1,930
   VLPS Lighting Services International,
     Inc.                                             4,800             20,040
 * Vodavi Technology, Inc.                            4,300             20,468
 * Volt Information Sciences, Inc.                   33,000            848,100

                                                     SHARES             VALUE+
                                                     ------             ------
   Vulcan International Corp.                           700    $        30,380
 * Vyyo, Inc.                                        20,900            153,406
 * W-H Energy Services, Inc.                         50,300            929,544
 * Wabash National Corp.                             45,800          1,204,540
   Wabtec Corp.                                      76,000          1,253,240
   Walter Industries, Inc.                           71,300            907,649
*# Warnaco Group, Inc.                                2,900                  3
 * Warnaco Group, Inc.                               61,372          1,223,144
   Warwick Community Bancorp, Inc.                    5,000            153,500
   Warwick Valley Telephone Co.                         300              6,300
   Washington Banking Co.                             4,680             75,348
   Washington Savings Bank FSB                        2,400             24,936
   Washington Trust Bancorp, Inc.                    21,855            549,653
 * Waste Connections, Inc.                           49,200          2,091,000
   Waste Industries USA, Inc.                        19,300            218,090
 * WatchGuard Technologoes, Inc.                     56,780            369,638
 * Water Pik Technologies, Inc.                       8,400            140,196
 * Waterlink, Inc.                                   19,200                 16
   Waters Instruments, Inc.                             300              2,403
   Watsco, Inc. Class A                              37,400            978,758
   Watsco, Inc. Class B                               1,350             35,370
 * Watson Wyatt & Co., Holdings                      55,900          1,461,785
   Watts Water Technologies, Inc.                    40,400            980,508
   Wausau-Mosinee Paper Corp.                        95,336          1,450,061
   Waypoint Financial Corp.                          53,226          1,458,392
 * WCI Communities, Inc.                             74,500          1,657,625
   WD-40 Co.                                         28,900            880,294
 * Webb Interactive Services, Inc.                    5,300              3,339
 * Webco Industries, Inc.                             6,000             29,430
 * WebEx Communications, Inc.                        73,680          1,739,585
 * webMethods, Inc.                                  89,502            780,457
 * Websense, Inc.                                    38,800          1,256,344
 * Weider Nutrition International, Inc.              10,500             48,720
   Weis Markets, Inc.                                19,607            669,579
   Wellco Enterprises, Inc.                           1,000             19,100
   Wellman, Inc.                                     65,300            519,135
 * Wells-Gardner Electronics Corp.                    6,101             28,614
   Wesbanco, Inc.                                    33,521            923,168
 * WESCO International, Inc.                         67,900          1,125,782
   West Coast Bancorp                                25,609            563,654
 * West Marine, Inc.                                 35,100            921,726
   West Pharmaceutical Services, Inc.                25,100            954,051
 * Westaff, Inc.                                     24,300             63,180
   Westamerica Bancorporation                         2,000             98,760
   Westar Energy, Inc.                               89,400          1,762,968
   Westbank Corp.                                     4,740             89,254
 * Westcoast Hospitality Corp.                       12,900             74,433
 * Westell Technologies, Inc.                        89,580            492,690
   Western Gas Resources, Inc.                       24,700          1,365,910
   Western Ohio Financial Corp.                         900             29,835
 * Western Power & Equipment Corp.                    3,373              1,231
 * Western Sierra Bancorp                             1,575             45,990
 * Westmoreland Coal Co.                                800             17,168
   Westwood Holdings Group, Inc.                      6,479            112,540
 * Wet Seal, Inc. Class A                            41,375            241,216
   Weyco Group, Inc.                                    300             10,026
   WGL Holdings, Inc.                                14,000            385,140
 * White Electronics Designs Corp.                   41,065            262,405
 * Whitehall Jewelers, Inc.                          25,450            203,855
   Whitney Holdings Corp.                            15,300            665,091
*# WHX Corp.                                          6,333             10,259
 * Wickes, Inc.                                       4,400    $           550
 * Wild Oats Markets, Inc.                           51,350            695,793
 * William Lyon Homes, Inc.                          12,600          1,130,220
 * Williams Industries, Inc.                          1,200              4,218
 * Willis Lease Finance Corp.                         9,500             78,375
   Willow Grove Bancorp, Inc.                        17,451            265,430
 * Wilshire Financial Services Group,
     Inc.                                               137              1,232
 * Wilshire Oil Co. of Texas                          7,107             35,606
 * Wilson Greatbatch Technologies, Inc.              36,000            979,200
 * Wilsons The Leather Experts, Inc.                 32,945            110,366
 * Wind River Systems, Inc.                         138,596          1,426,153
 * Winmark Corp.                                      3,800             96,900
 # Winn-Dixie Stores, Inc.                          241,000          1,525,530
   Winnebago Industries, Inc.                        57,600          1,635,840
   Wintrust Financial Corp.                          34,250          1,627,560
 * Wireless Facilities, Inc.                        113,651          1,077,411
   Wireless Telecom Group, Inc.                      28,800             85,968
 * Wireless WebConnect!, Inc.                         8,900                 24
 * Wiser Oil Co.                                     26,300            277,991
 * Witness Systems, Inc.                             44,500            641,245
 * WJ Communications, Inc.                           50,400            161,280
 * WMS Industries, Inc.                              50,800          1,559,560
 * Wolverine Tube, Inc.                              20,100            228,738
   Wolverine World Wide, Inc.                        67,000          1,765,450
 * Women First HealthCare, Inc.                       1,500                 34
   Woodhead Industries, Inc.                         20,557            309,588
   Woodward Governor Co.                             18,900          1,255,905
 * World Acceptance Corp.                            32,000            572,480
*# World Access, Inc.                                35,372                 48
   World Fuel Services Corp.                         18,300            806,481
   World Wrestling Federation
     Entertainment, Inc.                             22,700            275,578
*# WorldGate Communications, Inc.                     6,500             13,455
 * WorldQuest Networks, Inc.                          1,500              4,772
 * Worldwide Restaurant Concepts, Inc.               52,200            174,348
   Worthington Industries, Inc.                      65,400          1,251,756
   WPS Resources Corp.                               31,200          1,412,112
 * Wright Medical Group, Inc.                        56,500          1,833,990
   WSI Industries, Inc.                               2,000              5,338
   X-Rite, Inc.                                      35,163            470,481
 * Xanser Corp.                                      42,800            108,284
 * Xeta Corp.                                         9,200             46,911
 * Xicor, Inc.                                       45,974            691,909
 * Yankee Candle Co., Inc.                           65,200          1,825,600
   Yardville National Bancorp                        16,400            412,460
 * Yellow Roadway Corp.                              22,982            820,687
   York International Corp.                          41,200          1,523,576
 * Young Broadcasting, Inc. Class A                  29,507            422,540
 * Zapata Corp.                                       2,340            159,120
   Zenith National Insurance Corp.                   18,600            859,878
 * Zevex International, Inc.                          3,400             11,628
 * Zhone Technologies, Inc.                          37,400            122,672
 * Zila, Inc.                                        76,307            388,403
*# Zix Corp.                                         51,726            462,430
 * Zoll Medical Corp.                                14,622            451,820
*# Zoltek Companies, Inc.                            27,800            202,384
 * Zomax, Inc.                                       51,700            196,977
 * Zones, Inc.                                       13,500             36,450
 * Zoran Corp.                                       68,635          1,205,917
 * Zygo Corp.                                        28,600            303,160

                                                     SHARES             VALUE+
                                                     ------             ------
 * Zymetx, Inc.                                       8,600    $           452
 * Zymogenetics, Inc.                                88,239          1,404,765
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $1,513,392,652)                                         1,723,375,415
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                   30                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                   30                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                             0                  0
*# Angeion Corp. Warrants 10/31/07                      215                  0
 * Aura Systems, Inc. Warrants 05/31/05               1,262                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                            24                184
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                9,947             46,950
 * CSF Holding, Inc. Litigation Rights                3,250                  0
 * Danielson Holding Corp. Rights
     06/09/04                                        33,400                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                  971                583
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                   22                  0
 * Imperial Sugar Co. Warrants 08/29/08                 498              1,006
 * Lodgian, Inc. Class A Warrants
     11/25/07                                           188                 39
 * Lodgian, Inc. Class B Warrants
     11/25/09                                           582                134
 * Magnum Hunter Resources
     Warrants 03/21/05                                7,200              4,320
 * Orbital Science Corp. Warrants
     08/31/04                                           152              1,193
*# OSI Pharmaceutical, Inc. Rights                    4,829              1,859
 * PMR Corp. Contingent Value Rights
     08/05/04                                         7,300                  7
 * Timco Aviation Services Warrants
     02/27/07                                         6,696                  1
                                                               ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $444,107)                                                      56,276
                                                               ---------------

                                                   FACE
                                                  AMOUNT               VALUE+
                                                  ------               -------
                                                   (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.               $          2    $             0
 * Timco Aviation Services, Inc.                          3                  0
                                                               ---------------
 TOTAL BONDS
   (Cost $0)                                                                 0
                                                               ---------------
TEMPORARY CASH
   INVESTMENTS -- (8.0%)
 Repurchase Agreement, PNC Capital
    Markets, Inc. 0.89%, 06/01/04
    (Collateralized by $26,894,000
    FNMA Notes 1.50%, 09/21/05,
    valued at $26,725,913) to be
    repurchased at $26,332,604
    (Cost $26,330,000)                               26,330         26,330,000
 Repurchase Agreement, Merrill Lynch
    Triparty Repo 0.96%, 06/01/04
    (Collateralized by $124,075,000 U.S.
    Treasury Obligations rates ranging from
    2.125% to 6.00%, maturities ranging from
    08/15/04 to 08/31/04, valued at
    $125,930,146) to be repurchased at
    $123,472,650 (Cost $123,459,481)~               123,459        123,459,481
                                                               ---------------
TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $149,789,481)                                             149,789,481
                                                               ---------------
TOTAL INVESTMENTS-- (100.0%)
   (Cost $1,663,626,240)++                                     $ 1,873,221,172
                                                               ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
~    Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $1,666,038,387.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            THE U.S. SMALL CAP SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $116,349 of securities on loan)    $     1,873,221
Cash                                                                             1
Receivables:
  Investment Securities Sold                                                 6,981
  Dividends and Interest                                                       794
  Fund Shares Sold                                                           1,923
  Securities Lending Income                                                     66
Prepaid Expenses and Other Assets                                               15
                                                                   ---------------
    Total Assets                                                         1,883,001
                                                                   ---------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned                                          123,459
  Investment Securities Purchased                                           12,887
  Due to Advisor                                                                43
Accrued Expenses and Other Liabilities                                         127
                                                                   ---------------
    Total Liabilities                                                      136,516
                                                                   ---------------
NET ASSETS                                                         $     1,746,485
                                                                   ===============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                              120,164,188
                                                                   ===============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE           $         14.53
                                                                   ===============

Investments at Cost                                                $     1,663,626
                                                                   ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                        $         6,892
  Interest                                                                     104
  Income from Securities Lending                                               462
                                                                   ---------------
        Total Investment Income                                              7,458
                                                                   ---------------
EXPENSES
  Investment Advisory Services                                                 244
  Accounting & Transfer Agent Fees                                             251
  Custodian Fees                                                                79
  Legal Fees                                                                     5
  Audit Fees                                                                    11
  Shareholders' Reports                                                         14
  Trustees' Fees and Expenses                                                    8
  Other                                                                         19
                                                                   ---------------
        Total Expenses                                                         631
                                                                   ---------------
  NET INVESTMENT INCOME (LOSS)                                               6,827
                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                    42,483
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                   22,170
                                                                   ---------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                  64,653
                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $        71,480
                                                                   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    SIX MONTHS          YEAR
                                                                                       ENDED            ENDED
                                                                                      MAY 31,          NOV. 30,
                                                                                       2004              2003
                                                                                 ---------------   ---------------
                                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                   $         6,827   $         8,625
  Net Realized Gain (Loss) on Investment Securities Sold                                  42,483            11,512
  Change in Unrealized Appreciation (Depreciation) of Investment Securities               22,170           370,338
                                                                                 ---------------   ---------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                   71,480           390,475
                                                                                 ---------------   ---------------
Distributions From:
  Net Investment Income                                                                   (2,129)           (8,820)
  Net Short-Term Gains                                                                      (639)               --
  Net Long-Term Gains                                                                         --                --
                                                                                 ---------------   ---------------
        Total Distributions                                                               (2,768)           (8,820)
                                                                                 ---------------   ---------------
Capital Share Transactions (1):
  Shares Issued                                                                          415,250           397,476
  Shares Issued in Lieu of Cash Distributions                                              2,549             8,584
  Shares Redeemed                                                                       (208,512)         (171,130)
                                                                                 ---------------   ---------------
        Net Increase (Decrease) from Capital Share Transactions                          209,287           234,930
                                                                                 ---------------   ---------------
        Total Increase (Decrease)                                                        277,999           616,585
NET ASSETS
  Beginning of Period                                                                  1,468,486           851,901
                                                                                 ---------------   ---------------
  End of Period                                                                  $     1,746,485   $     1,468,486
                                                                                 ===============   ===============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                       28,514            34,897
      Shares Issued in Lieu of Cash Distributions                                            183               658
      Shares Redeemed                                                                    (14,671)          (15,197)
                                                                                 ---------------   ---------------
                                                                                          14,026            20,358
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            THE U.S. SMALL CAP SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS         YEAR           YEAR            YEAR           YEAR          YEAR
                                             ENDED           ENDED          ENDED           ENDED          ENDED         ENDED
                                             MAY 31,         NOV.30,        NOV.30,         NOV.30,        NOV.30,       NOV.30,
                                             2004             2003           2002            2001           2000          1999
                                          ------------    ------------   ------------    ------------   ------------   ------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period      $      13.84    $       9.93   $      11.08    $      11.67   $      12.24   $      11.46
                                          ------------    ------------   ------------    ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                    0.06            0.08           0.09            0.10           0.11           0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.66            3.92          (1.00)           1.24           0.65           1.83
                                          ------------    ------------   ------------    ------------   ------------   ------------
    Total from Investment Operations              0.72            4.00          (0.91)           1.34           0.76           1.93
                                          ------------    ------------   ------------    ------------   ------------   ------------
LESS DISTRIBUTIONS
  Net Investment Income                          (0.02)          (0.09)         (0.10)          (0.10)         (0.11)         (0.11)
  Net Realized Gains                             (0.01)             --          (0.14)          (1.83)         (1.22)         (1.04)
                                          ------------    ------------   ------------    ------------   ------------   ------------
    Total Distributions                          (0.03)          (0.09)         (0.24)          (1.93)         (1.33)         (1.15)
                                          ------------    ------------   ------------    ------------   ------------   ------------
Net Asset Value, End of Period            $      14.53    $      13.84   $       9.93    $      11.08   $      11.67   $      12.24
                                          ============    ============   ============    ============   ============   ============
Total Return                                      5.18%#         40.32%         (8.42)%         13.08%          6.48%         18.62%
Net Assets, End of Period (thousands)     $  1,746,485    $  1,468,486   $    851,901    $    991,082   $    768,151   $    586,086
Ratio of Expenses to Average
  Net Assets                                      0.08%*          0.08%          0.08%           0.08%          0.08%          0.09%
Ratio of Net Investment Income
  to Average Net Assets                           0.82%*          0.84%          0.81%           0.94%          0.99%          0.89%
Portfolio Turnover Rate                              7%#            16%            34%             13%            38%            29%

----------
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series of which The U.S. Small Cap Series (the "Series" or "Portfolio") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values its securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $23,166.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                    $  306,399
               Sales                                           109,038

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation                $  407,851
               Gross Unrealized Depreciation                  (200,668)
                                                            ----------
               Net                                          $  207,183
                                                            ==========

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each Portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each Portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2004.

G. SECURITIES LENDING

     As of May 31, 2004, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect:
(310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II


SEMI-ANNUAL REPORTS


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
   Statement of Assets and Liabilities                                         1
   Statement of Operations                                                     2
   Statements of Changes in Net Assets                                         3
   Financial Highlights                                                        4
   Notes to Financial Statements                                               5

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
   Schedule of Investments                                                     8
   Statement of Assets and Liabilities                                        15
   Statement of Operations                                                    16
   Statements of Changes in Net Assets                                        17
   Financial Highlights                                                       18
   Notes to Financial Statements                                              19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   22

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company
   (Cost $13,306)++ at Value+                                        $    16,587
Receivable for Fund Shares Sold                                               38
Prepaid Expenses and Other Assets                                             17
                                                                     -----------
      Total Assets                                                        16,642
                                                                     -----------

LIABILITIES:
Payable for Investment Securities Purchased                                   38
Accrued Expenses and Other Liabilities                                        11
                                                                     -----------
      Total Liabilities                                                       49
                                                                     -----------
NET ASSETS                                                           $    16,593
                                                                     ===========

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                            1,573,644
                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $     10.54
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in Capital                                                      $    16,397
Accumulated Net Investment Income (Loss)                                      81
Accumulated Net Realized Gain (Loss)                                      (3,065)
Accumulated Net Realized Foreign Exchange Gain (Loss)                        (12)
Deferred Thailand Capital Gains Tax                                          (87)
Unrealized Appreciation (Depreciation) from Investment Securities          3,280
Unrealized Net Foreign Exchange Gain (Loss)                                   (1)
                                                                     -----------
      Total Net Assets                                               $    16,593
                                                                     ===========

----------
+     See Note B to Financial Statements.
++    The cost for federal income tax purposes is $13,327.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $32)                  $       231
   Interest                                                                    2
   Expenses Allocated from Master Fund                                       (25)
                                                                     -----------
          Total Investment Income                                            208
                                                                     -----------

EXPENSES
   Administrative Services                                                    31
   Accounting & Transfer Agent Fees                                            1
   Audit Fees                                                                  1
   Filing Fees                                                                 8
   Shareholders' Reports                                                      10
                                                                     -----------
          Total Expenses                                                      51
          Fees Waived, Expenses Reimbursed and/or
             Previously Waived Fees Recovered by Advisor (Note C)            (31)
                                                                     -----------
          Net Expenses                                                        20
                                                                     -----------
   NET INVESTMENT INCOME (LOSS)                                              188
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                     50
   Net Realized Gain (Loss) on Foreign Currency Transactions                 (12)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                  993
   Translation of Foreign Currency Denominated Amounts                        (1)
   Deferred Thailand Capital Gains Tax                                       (14)
                                                                     -----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                1,016
                                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $     1,204
                                                                     ===========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                             SIX MONTHS         YEAR
                                                                                ENDED           ENDED
                                                                               MAY 31,         NOV. 30,
                                                                                2004            2003
                                                                            ------------    ------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                             $        188    $        219
   Net Realized Gain (Loss) on Investment Securities Sold                             50            (231)
   Net Realized Gain (Loss) on Foreign Currency Transactions                         (12)             (7)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                                     993           3,863
   Translation of Foreign Currency Denominated Amounts                                (1)             --
   Deferred Thailand Capital Gains Tax                                               (14)            (48)
                                                                            ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations          1,204           3,796
                                                                            ------------    ------------

Distributions From:
   Net Investment Income                                                            (229)           (147)
                                                                            ------------    ------------
          Total Distributions                                                       (229)           (147)
                                                                            ------------    ------------

Capital Share Transactions (1):
   Shares Issued                                                                   7,109          28,385
   Shares Issued in Lieu of Cash Distributions                                       229             147
   Shares Redeemed                                                                (4,992)        (28,120)
                                                                            ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                  2,346             412
                                                                            ------------    ------------
          Total Increase (Decrease)                                                3,321           4,061

NET ASSETS
   Beginning of Period                                                            13,272           9,211
                                                                            ------------    ------------
   End of Period                                                            $     16,593    $     13,272
                                                                            ============    ============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                  656           3,573
      Shares Issued in Lieu of Cash Distributions                                     22              21
      Shares Redeemed                                                               (462)         (3,533)
                                                                            ------------    ------------
                                                                                     216              61
                                                                            ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS       YEAR       YEAR       YEAR        YEAR          YEAR
                                           ENDED        ENDED      ENDED      ENDED       ENDED         ENDED
                                          MAY 31,      NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,      NOV. 30,
                                           2004          2003       2002       2001        2000          1999
                                        -----------    --------   --------   --------    --------      --------
                                         (UNAUDITED)
Net Asset Value, Beginning of
   Period                               $      9.78    $   7.11   $   7.08   $   7.83    $  10.08      $   6.57
                                        -----------    --------   --------   --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.12        0.16       0.09       0.10        0.09          0.09
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                0.81        2.63       0.04      (0.79)      (2.26)         3.50
                                        -----------    --------   --------   --------    --------      --------
      Total from Investment
        Operations                             0.93        2.79       0.13      (0.69)      (2.17)         3.59
                                        -----------    --------   --------   --------    --------      --------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.17)      (0.12)     (0.10)     (0.06)      (0.08)        (0.08)
   Net Realized Gains                            --          --         --         --          --            --
                                        -----------    --------   --------   --------    --------      --------
      Total Distributions                     (0.17)      (0.12)     (0.10)     (0.06)      (0.08)        (0.08)
                                        -----------    --------   --------   --------    --------      --------
Net Asset Value, End of Period          $     10.54    $   9.78   $   7.11   $   7.08    $   7.83      $  10.08
                                        ===========    ========   ========   ========    ========      ========
Total Return                                   9.62%#     39.88%      1.83%     (8.96)%    (21.73)%       55.31%

Net Assets, End of Period
   (thousands)                          $    16,593    $ 13,272   $  9,211   $  9,568    $ 10,465      $ 13,476
Ratio of Expenses to Average
   Net Assets (1)                              0.56%*      0.58%      0.65%      0.93%       0.82%(a)      0.76%(a)
Ratio of Expenses to Average Net
   Assets (excluding waivers,
   assumption of expenses and/or
   recovery of previously waived
   fees) (1)                                   0.96%*      0.98%      1.05%      1.33%       1.22%(a)      1.16%(a)
Ratio of Net Investment Income
   to Average Net Assets                       2.39%*      2.09%      1.34%      1.49%       0.98%         0.94%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers, assumption of expenses
   and/or recovery of previously
   waived fees)                                1.99%*      1.69%      0.94%      1.09%       0.58%         0.54%
Portfolio Turnover Rate                         N/A         N/A        N/A        N/A         N/A           N/A
Portfolio Turnover Rate of Master
   Fund Series                                    1%#         1%         8%         6%         12%           16%

----------
*     Annualized
#     Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A   Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The Emerging Markets Series (the "Series" or the "Master Fund"), a series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 2% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $222.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

      Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

      The Advisor has agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio's average net assets. This expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

      In addition, each sponsor of a benefit plan which invested in the Portfolio had agreed to make a voluntary monthly contributions prior to January 1, 2001 to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio related to the benefit plan's investment. Such contributions were made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and were recorded as additions to capital.

      Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D.  FEDERAL INCOME TAX:

      No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a registered investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

            Gross Unrealized Appreciation               $    4,004
            Gross Unrealized Depreciation                     (744)
                                                        ----------
            Net                                         $    3,260
                                                        ==========

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $3,036,000, with $1,490,000, $592,000, $669,000 and
$285,000 expiring on November 30, 2007, 2009, 2010 and 2011, respectively.

      Certain of the Master Fund's investments held by the Emerging Markets Portfolio II are securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Emerging Markets Portfolio II received unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

E.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no outstanding borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

F.  REIMBURSEMENT FEES:

      Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the current net asset value of the shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital. The reimbursement fees for the Portfolio were .50% of the net asset value of their shares. Effective March 30, 2002, reimbursement fees are no longer charged.

                           THE EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                   SHARES             VALUE+
                                                                   ------             ------
TAIWAN -- (9.8%)
COMMON STOCKS -- (9.1%)
  Accton Technology Corp.                                          99,296   $         63,940
  Acer, Inc.                                                      559,767            822,843
* Advanced Semiconductor
    Engineering, Inc.                                           1,040,500            771,006
  Advantech Co., Ltd.                                              91,706            187,068
  Amtran Technology Co., Ltd.                                      66,080             56,720
* Arima Computer Corp.                                            178,800             61,738
  Asia Cement Corp.                                               550,000            305,020
  Askey Computer Co., Ltd.                                         60,200             38,760
  Asustek Computer, Inc.                                          654,875          1,600,777
  Au Optronics Corp.                                            1,308,487          2,589,328
  Benq Corp.                                                      563,600            800,659
  Catcher Co., Ltd.                                                38,000            147,082
  Cathay Financial Holdings Co., Ltd.                           1,215,529          2,168,783
* Cathay Real Estate Development
    Co., Ltd.                                                     447,213            256,570
* Chang Hwa Commercial Bank                                       985,796            562,068
  Cheng Shin Rubber Industry Co., Ltd.                            257,698            329,662
  Cheng Uei Precision Industry Co., Ltd.                           39,215             74,618
* Chi Mei Optoelectronic Corp.                                    967,000          2,090,645
  Chicony Electronics Co., Ltd.                                    80,240            150,010
* China Airlines                                                  711,579            393,108
* China Development Financial
    Holdong Co., Inc.                                           3,221,000          1,728,581
  China Motor Co., Ltd.                                           362,628            514,515
  China Steel Corp.                                             2,747,916          2,495,074
* Chinatrust Financial Holdings Co.,
    Ltd.                                                          350,024            388,171
* Chungwa Picture Tubes Co., Ltd.                               1,856,298          1,096,034
* CMC Magnetics Corp.                                             876,400            590,303
  Compal Electronics                                              919,810          1,129,982
* Compeq Manufacturing Co., Ltd.                                  131,300             53,203
* Cosmos Bank Taiwan                                              478,000            226,896
  CTB Financial Holding Co., Ltd.                               3,104,535          2,076,588
  Delta Electronics Industrial Co., Ltd.                          370,027            509,851
  D-Link Corp.                                                    138,100            178,375
* E.Sun Financial Holding Co., Ltd.                               676,000            443,550
  Elitegroup Computer Systems Co.,
    Ltd.                                                          100,750             64,779
  Eternal Chemical Co., Ltd.                                       93,000             49,751
  Eva Airways Corp.                                               687,762            322,081
  Evergreen Marine Corp., Ltd.                                    578,682            468,867
  Far East Textile, Ltd.                                          896,980            501,385
  Far Eastern International Bank                                  409,000            207,409
* First Financial Holding Co., Ltd.                             1,333,000          1,004,925
  Formosa Chemicals & Fiber Co., Ltd.                           1,313,491          1,885,361
  Formosa Plastics Corp.                                        1,397,123          2,002,693
  Formosa Taffeta Co., Ltd.                                       428,203            181,273
  Fu Sheng Industria                                              145,863            284,237
  Fubon Financi                                                 2,418,052          2,406,652
  Fuh-Hwa Financial Holding Co., Ltd.                             780,799            340,233
  Giga-Byte Technology Co., Ltd.                                  159,200            251,123
* High Tech Computer Corp.                                         58,000            250,724
  Hon Hai Precision Industry Co., Ltd.                            569,832          2,336,582
  Hotai Motor Co., Ltd.                                           147,000   $        201,110
* Hsinchu International Bank                                      348,000            196,132
* Hua Nan Financial Holding Co., Ltd.                             735,000            638,623
* International Bank of Taipei                                    444,122            292,907
  Inventec Corp.                                                  546,560            358,935
* King Yuan Electronics Co., Ltd.                                 127,000            125,839
  Kinpo Electronics, Inc.                                         189,200             99,252
* Largan Precision Co., Ltd.                                       25,000            294,095
  Lite-On Technology Corp.                                        674,646            756,411
* Macronix International Co., Ltd.                              1,188,500            429,093
  Media Tek, Inc.                                                 172,390          1,652,012
  Micro-Star International Co., Ltd.                              180,700            212,378
  Mitac International Corp.                                       166,000             77,174
* Mosel Vitelic Inc. Co., Ltd.                                    300,826             60,480
  Nan Ya Plastic Corp.                                          1,804,156          2,427,710
* Nanya Technology Co., Ltd.                                    1,038,989            773,262
  Nien Hsing Textile Co., Ltd.                                     95,000             92,909
* Nien Made Enterprise Co., Ltd.                                   45,216             78,660
* Optimax Technology Corp.                                         70,694            286,621
  Oriental Union Chemical Corp.                                   106,920            117,129
* Pacific Electric Wire & Cable Corp.                             233,200              3,639
  Pihsiang Machinery Mfg. Co., Ltd.                                32,760             78,576
  Pou Chen Corp.                                                  470,415            469,879
  Premier Image Technology Corp.                                  138,800            208,031
  President Chain Store Corp.                                     230,927            415,807
  Quanta Computer, Inc.                                           755,255          1,722,149
* Quanta Display, Inc.                                            189,000            150,505
  Realtek Semiconductor Corp.                                     175,920            231,852
* Ritek Corp.                                                     565,750            309,010
* Shin Kong Fin                                                   654,000            617,414
* Silicon Integrated Systems Corp.                                361,000            191,975
* Siliconware Precision Industries Co.,
    Ltd.                                                          508,000            395,772
* SinoPac Holdings                                                270,000            145,021
  Sunplus Technology Co., Ltd.                                    193,950            395,684
  Synnex Tech International Corp.                                 160,800            279,463
  Systex Corp., Ltd.                                              159,500             75,676
  Taishin Financial Holdings Co., Ltd.                          1,029,000            931,422
* Taiwan Business Bank                                            579,120            197,190
  Taiwan Cement Corp.                                             686,697            315,118
  Taiwan Glass Ind. Corp.                                         346,370            270,386
  Taiwan Life Insurance Co., Ltd.                                  92,000            161,454
* Taiwan Semiconductor Manufacturing
    Co., Ltd.                                                   5,223,480          9,180,975
  Taiwan Styrene Monomer Corp.                                     84,700             64,661
* Tatung Co., Ltd.                                              1,133,000            463,767
  Teco Electric & Machinery Co., Ltd.                             501,000            173,513
* The Farmers Bank of China                                       375,000            122,725
  Tong Yang Industry Co., Ltd.                                     76,220            129,370
  Transcend Information, Inc.                                      29,344             71,763
  U-Ming Marine Transport Corp.                                   167,000            210,388
  Uni-President Enterprises Corp.                                 916,020            406,730
* United Microelectronics Corp.                                 4,222,381          3,660,881
  Via Technologies, Inc.                                          342,245            330,471
* Walsin Lihwa Corp.                                              881,000            428,594
  Wan Hai Lines Co., Ltd.                                         377,080            309,833

                                                                   SHARES             VALUE+
                                                                   ------             ------
* Waterland Financial Holdings                                    572,000   $        212,782
* Winbond Electronics Corp.                                     1,108,000            559,804
  Ya Hsin Industrial Co., Ltd.                                    130,212            172,744
* Yageo Corp.                                                     608,440            320,007
  Yang Ming Marine Transport Corp.                                587,000            515,956
  Yieh Phui Enterprise Co., Ltd.                                  248,300            170,723
* Yuen Foong Yu Paper Manufacturing
    Co., Ltd.                                                     354,650            194,688
  Yulon Motor Co., Ltd.                                           370,200            416,042
  Zyxel Communication Corp.                                        85,200            179,245
                                                                            ----------------
TOTAL COMMON STOCKS
  (Cost $62,538,444)                                                              72,492,020
                                                                            ----------------
INVESTMENT IN CURRENCY -- (0.7%)
* Taiwan Dollar
    (Cost $5,304,822)                                                              5,316,923
                                                                            ----------------
TOTAL -- TAIWAN
  (Cost $67,843,266)                                                              77,808,943
                                                                            ----------------

SOUTH AFRICA -- (9.7%)
COMMON STOCKS -- (9.7%)
* ABSA Group, Ltd.                                                392,236          2,808,341
  African Oxygen, Ltd.                                            206,548            568,342
* Amalgamated Beverage Industries,
    Ltd.                                                           80,191            853,932
  Anglo American PLC                                              662,129         13,979,129
  Anglo American Platinum Corp., Ltd.                             138,689          5,108,275
  Anglogold, Ltd.                                                 141,049          4,952,254
  AVI, Ltd.                                                       145,875            385,791
  Barloworld, Ltd.                                                105,674          1,124,273
  Bidvest Group, Ltd.                                             156,588          1,251,287
* Dimension Data Holdings PLC                                     246,926            137,920
* Discovery Holdings, Ltd.                                        167,710            322,811
  Edgars Consolidated Stores, Ltd.                                 26,859            576,642
  Firstrand, Ltd.                                               3,379,947          5,160,785
  Gold Fields, Ltd.                                               251,697          2,910,853
  Harmony Gold Mining Co., Ltd.                                   137,081          1,643,723
  Impala Platinum Holdings, Ltd.                                   32,630          2,411,426
  Imperial Holdings, Ltd.                                         116,858          1,252,138
* Investec, Ltd.                                                   23,111            427,873
  Iscor, Ltd.                                                     285,549          1,485,446
* JD Group, Ltd.                                                   87,800            538,222
  Kumba Resources, Ltd.                                            15,092             83,350
  Liberty Group, Ltd.                                             173,556          1,389,397
* Massmart Holdings, Ltd.                                          95,249            458,992
* MTN Group, Ltd.                                                 966,699          4,338,354
  Nampak, Ltd.                                                    313,953            670,144
* Naspers, Ltd. Series N                                          145,439          1,019,369
  Nedcor, Ltd.                                                    216,270          2,068,268
* Network Healthcare Holdings, Ltd.                               888,707            603,536
  Old Mutual PLC                                                1,763,742          3,081,574
* Pick'n Pay Stores, Ltd.                                         309,695            816,365
  Pretoria Portland Cement Co., Ltd.                               30,295            661,038
  Sanlam, Ltd.                                                  1,300,739          1,763,089
  Sappi, Ltd.                                                     117,144          1,634,751
  Standard Bank Group, Ltd.                                       686,654          4,424,884
* Steinhoff International Holdings, Ltd.                          605,515            760,766
* Telkom SA, Ltd.                                                 355,518          4,290,927
  Tiger Brands, Ltd.                                               30,753   $        424,323
* Woolworths Holdings, Ltd.                                       402,268            434,773
                                                                            ----------------
TOTAL COMMON STOCKS
  (Cost $77,209,321)                                                              76,823,363
                                                                            ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* South African Rand
    (Cost $64)                                                                            69
                                                                            ----------------
TOTAL -- SOUTH AFRICA
  (Cost $77,209,385)                                                              76,823,432
                                                                            ----------------
SOUTH KOREA -- (8.9%)
COMMON STOCKS -- (8.9%)
  Amorepacific Corp.                                                2,930            503,270
* Cho Hung Bank Co., Ltd.                                         155,557            338,978
  CJ Corp.                                                          6,550            346,102
  Daelim Industrial Co., Ltd.                                       9,830            326,831
  Daewoo Engineering & Construction
    Co., Ltd.                                                      77,960            270,737
* Daewoo Heavy Industries &
    Machinery, Ltd.                                                48,150            323,874
* Daewoo Securities Co., Ltd.                                      56,445            182,018
  Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                          66,720            718,816
  Daishin Securities Co., Ltd.                                      5,340             62,484
  Halla Climate Control Corp.                                      30,000            228,055
  Hankook Tire Manufacturing Co., Ltd.                             42,940            339,308
  Hanwha Chemical Corp.                                            32,000            183,489
  Hite Brewery Co., Ltd.                                            7,100            458,608
  Hyundai Development Co.                                          24,000            254,861
  Hyundai Heavy Industries Co., Ltd.                               24,070            587,034
* Hyundai Merchant Marine Co., Ltd.                                27,000            182,509
  Hyundai Mobis                                                    26,460          1,078,985
  Hyundai Motor Co., Ltd.                                          95,919          3,671,963
* Hyundai Securities Co., Ltd.                                     61,090            249,158
  INI Steel Co., Ltd.                                              33,910            252,556
* Kangwon Land, Inc.                                               20,000            218,543
  Kia Motors Corp.                                                128,970          1,102,902
* Kookmin Bank                                                    139,085          4,795,792
  Korea Electric Power Corp.                                      232,010          3,742,507
* Korea Exchange Bank                                             166,780            839,328
  Korea Gas                                                        27,040            731,727
* Korean Air Co., Ltd.                                             20,670            261,372
  KT Corp.                                                         67,490          2,284,767
  KT&G Corp.                                                       62,340          1,415,438
  Kumgang Korea Chemical Co., Ltd.                                  3,000            301,092
  LG Chemical Investment, Ltd.                                     95,890          1,313,208
  LG Chemical, Ltd.                                                28,206            990,902
  LG Electronics, Inc.                                             40,160          2,328,042
  LG Engineering & Construction
    Corp.                                                          12,480            194,715
* LG Investment & Securities Co., Ltd.                             29,880            228,429
  LG Petrochemical Co., Ltd.                                       13,070            260,402
* NCsoft Corp.                                                      2,250            185,218
  Nong Shim Co., Ltd.                                               1,710            321,052
  POSCO                                                            24,840          3,096,722
  Pusan Bank                                                       34,160            208,723
  S1 Corp.                                                         16,638            359,710
  Samsung Corp.                                                    41,960            527,726

                                                                   SHARES             VALUE+
                                                                   ------             ------
* Samsung Electro-Mechanics Co., Ltd.                              32,707   $      1,024,695
  Samsung Electronics Co., Ltd.                                    37,988         16,940,498
  Samsung Fire and Marine Insurance,
    Ltd.                                                           21,719          1,387,941
  Samsung Heavy Industries Co., Ltd.                               66,240            285,468
  Samsung SDI Co., Ltd.                                            20,352          2,240,599
  Samsung Securities Co., Ltd.                                     18,040            321,187
* Samsung Techwin Co., Ltd.                                        28,000            234,982
* Seoul Bank                                                       38,700            858,260
  Shinhan Financial Group Co., Ltd.                               151,242          2,440,589
  Shinsegae Co., Ltd.                                               4,610          1,035,789
  SK Corp., Ltd.                                                   55,584          2,379,221
  SK Telecom Co., Ltd.                                             17,960          3,025,591
  S-Oil Corp.                                                      53,150          2,087,466
* Ssangyong Motor Co.                                              39,000            245,793
                                                                            ----------------
TOTAL -- SOUTH KOREA
  (Cost $38,998,017)                                                              70,776,032
                                                                            ----------------

MEXICO -- (8.9%)
COMMON STOCKS -- (8.9%)
  Alfa S.A. de C.V. Series A                                      375,190          1,232,934
  America Movil S.A. de C.V. Series L                           6,377,000         11,176,445
* America Telecom S.A. de C.V
    Series A                                                    2,243,071          4,245,746
* Carso Global Telecom S.A. de C.V
    Telecom Series A1                                           2,183,071          3,223,480
  Cementos de Mexico S.A. de C.V
    Series B                                                      970,682          5,665,112
  Coca Cola Femsa S.A. de C.V
    Series L                                                      374,700            794,943
* Consorcio Ara S.A                                               157,500            432,965
  Controladora Comercial Mexicana
    S.A. de C.V. Series B                                         633,700            744,125
* Corporacion Interamericana de
    Entramiento S.A. de C.V. Series B                              75,000            158,393
* Corporacion Mexicana de
    Restaurantes S.A. de C.V. Series B                              1,107                102
  Corporativo Fragua S.A. de C.V
    Series B                                                           21                 55
* Desc S.A. de C.V. Series B                                      619,841            181,963
  El Puerto de Liverpool S.A. Series C1                           339,500            478,986
  Embotelladora Arca SA de CV, Mexico                             466,500            856,023
* Empresas ICA Sociedad Controladora
    S.A. de C.V                                                   623,700            191,840
  Empresas la Moderna S.A. de C.V
    Series A                                                      120,000             25,448
  Fomento Economico Mexicano
    Series B & D                                                  554,000          2,370,090
  Gruma S.A. de C.V. Series B                                      90,406            151,713
  Grupo Carso S.A. de C.V. Series A-1                             542,000          2,089,822
  Grupo Continental S.A                                           358,600            559,355
  Grupo Elektra S.A. de C.V                                       114,000            593,401
  Grupo Financiero del Norte S.A
    Series C                                                      340,000          1,188,801
  Grupo Financiero GBM Atlantico
    S.A. de C.V. Series L                                          22,746              4,784
  Grupo Financiero Inbursa S.A. de C.V
    Series O                                                    1,697,097          2,157,900
* Grupo Gigante S.A. de C.V. Series B                             117,282             75,026
  Grupo Industrial Bimbo S.A. de C.V
    Series A                                                      711,500          1,536,912
*Grupo Industrial Maseca S.A. de C.V
    Series B                                                      229,000   $        100,438
  Grupo Modelo S.A. de C.V. Series C                            1,806,300          4,479,542
* Grupo Nutrisa S.A. de C.V                                           129                 29
* Grupo Qumma S.A. de C.V. Series B                                 1,591                 25
  Grupo Televisa S.A. (Certificate
    Representing Series A,
    Series D & Series L)                                        1,510,000          3,175,744
* Grupo Tribasa S.A. de C.V                                         2,120                  0
* Hylsamex S.A. de C.V.                                            93,914            133,322
* Hylsamex S.A. de C.V. Series B                                   60,000             84,652
  Industrias Penoles S.A. de C.V.                                 247,800            890,312
  Kimberly Clark de Mexico S.A. de
    C.V. Series A                                                 648,000          1,700,705
* Nueva Grupo Mexico S.A. de C.V.
    Series B                                                      505,358          1,511,003
* Organizacion Soriana S.A. de C.V.
    Series B                                                      361,600          1,137,575
  Telefonos de Mexico S.A. Series A                               100,000            168,339
  Telefonos de Mexico S.A. Series L                             5,217,400          8,755,484
  TV Azteca S.A. de C.V. Series A                               1,387,100            717,162
* US Commercial Corp. S.A. de C.V.                                223,000            116,859
  Vitro S.A.                                                      121,600            127,871
  Walmart de Mexico S.A. de C.V.
    Series V                                                    2,320,149          6,933,060
                                                                            ----------------
TOTAL -- MEXICO
  (Cost $50,739,967)                                                              70,168,486
                                                                            ----------------
BRAZIL -- (8.3%)
PREFERRED STOCKS -- (6.4%)
  Ambev Cia de Bebidas das Americas                            12,453,835          2,356,946
  Aracruz Celulose SA Series B                                    711,999          2,304,405
  Banci Itau Holding Financeira                                68,900,000          5,813,924
  Banco Bradesco SA                                                82,118          3,517,639
  Brasil Telecom Participacoes SA                             164,643,872            946,211
  Brasileira de Distribuicao Pao de
    Acucar                                                     38,610,000            576,845
* Braskem SA                                                   30,000,000            472,411
  Cimento Portland Itau                                           860,000            161,235
* Companhia Siderurgica Paulista                                   65,000             14,472
  Compania Paranaense de Energia
    Series B                                                  100,000,000            305,905
  Embratel Participacoes SA                                   143,582,922            331,274
  Gerdau SA                                                       200,304          2,143,944
  Investimentos Itau SA                                         3,297,432          3,543,223
  Klabin SA                                                       542,875            702,462
* Lojas Renner SA                                                 800,000              5,163
  Siderurgica Belgo-Mineira                                     4,010,000            892,836
  Siderurgica de Tubarao Sid Tubarao                           37,920,000          1,064,672
  Siderurgica Paulista Casipa Series B                                325              3,146
  Suzano de Papel e Celulose                                      143,544            592,889
  Tele Centro Oeste Celular
    Participacoes SA                                          230,437,922            658,075
  Tele Norte Leste Participacoes SA                           180,034,131          2,033,299
  Telemar Norte Leste SA Series A                             175,300,000          2,783,078
* Telesp Celular Participacoes                                913,941,089          2,551,013
  Telesp Participacoes SA                                     331,500,000          4,444,603
  Telesudeste Celular Participacoes SA                         81,000,000            131,994
  Unibanco Unias de Bancos
    Brasileiros SA                                              2,000,000             33,559

                                                                   SHARES             VALUE+
                                                                   ------             ------
  Unibanco-Uniao de Bancos
    Brasileiros SA                                             13,713,000   $        527,457
  Usinas Siderurgicas de Minas
    Gerais SA                                                     118,039          1,137,349
  Vale do Rio Doce Series A                                       223,160          9,649,384
  Vale do Rio Doce Series B                                        81,160                  0
  Votorantim Celulose e Papel SA                               12,467,325            776,482
  Weg SA                                                          185,000            423,846
                                                                            ----------------
TOTAL PREFERRED STOCKS
  (Cost $37,226,680)                                                              50,899,741
                                                                            ----------------
COMMON STOCKS -- (1.9%)
  Ambev Cia de Bebidas das Americas                             5,420,000          1,976,315
  Brasil Telecom Participacoes SA                              59,520,574            303,461
  Brasil Telecom SA                                           409,930,875          1,388,924
  Cemig Cia Ene                                                77,000,000          1,083,317
  Cpfl Geracao Energia SA                                       3,140,000              5,573
  Embraer Empresa Brasileira de
    Aeronautica                                                   525,521          3,342,375
* Embratel Participacoes                                       57,550,000            256,459
* Empresa Nasional de Comercio
    Redito e Participacoes SAncorpar                              480,000                929
  Petroquimica do Sul Copesul                                   2,276,000            112,368
  Siderurgica Nacional Sid Nacional                            60,351,000          2,804,306
  Souza Cruz Industria e Comercio                                 291,000          2,572,895
  Tele Centro Oeste Celular
    Participacoes SA                                           57,876,799            182,651
* Tele Centro Oeste Celular
    Participacoes SA                                            1,365,528              4,309
* Tele Norte Celular Participacoes                             57,624,254             13,016
  Tele Norte Leste Participacoes SA                            59,264,568            583,084
* Tele Sudeste Celular Participacoes SA                         3,072,951              4,294
  Tractebel Energia SA                                         96,600,000            268,074
                                                                            ----------------
TOTAL COMMON STOCKS
  (Cost $11,162,959)                                                              14,902,350
                                                                            ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Brazilian Real
    (Cost $231)                                                                          219
                                                                            ----------------
TOTAL -- BRAZIL
  (Cost $48,389,870)                                                              65,802,310
                                                                            ----------------

ISRAEL -- (7.8%)
COMMON STOCKS -- (7.8%)
  Africa-Israel Investments, Ltd.                                 108,700          2,159,744
  Agis Industries (1983), Ltd.                                     71,436          2,003,187
  Bank Hapoalim, Ltd.                                           2,309,640          5,918,274
  Bank Leumi Le-Israel                                          2,802,069          5,148,201
* Bezeq Israeli Telecommunication
    Corp., Ltd.                                                 4,049,014          4,291,803
  Blue Square Israel, Ltd.                                         16,186            173,511
  CLAL Industries, Ltd.                                           289,038          1,374,645
  CLAL Insurance, Ltd.                                            114,684          1,832,234
  Delek Group, Ltd.                                                 4,584            373,733
  Discount Investment Corp                                         66,100          1,519,035
  Elbit Systems, Ltd.                                              98,319          1,815,882
* Elron Electronic Industries, Ltd.                                     0                  4
* First International Bank of Israel                               48,660            259,925
* First International Bank of Israel, Ltd.                        347,200            377,530
  IDB Development Corp., Ltd.
    Series A                                                      101,015   $      2,306,607
  IDB Holding Corp., Ltd.                                          36,578            628,339
  Israel Chemicals, Ltd.                                        2,410,526          4,145,038
  Israel Corp. Series A                                             5,500            877,081
* Koor Industries, Ltd.                                            25,971            984,923
  M.A.Industries, Ltd.                                            843,283          3,520,356
  Migdal Insurance Holdings                                     2,079,107          2,813,598
  Osem Investment, Ltd.                                           210,522          2,301,869
  Strauss Elite, Ltd.                                              33,250            305,002
  Super-Sol, Ltd. Series B                                        372,926            841,904
  Tefahot Israel Mortgage Bank, Ltd.                               56,600            524,862
  Teva Pharmaceutical Industries, Ltd.                            209,140         13,734,393
  United Mizrahi Bank, Ltd.                                       384,693          1,274,138
                                                                            ----------------
TOTAL -- ISRAEL
  (Cost $37,527,997)                                                              61,505,818
                                                                            ----------------

TURKEY -- (7.4%)
COMMON STOCKS -- (7.4%)
  Akbank T.A.S.                                             1,811,999,062          7,604,412
* Anadolu Efes Biracilik ve Malt
    Sanayi A.S.                                               182,246,814          2,257,545
* Arcelik A.S.                                              1,549,702,646          7,236,348
  Aygaz A.S.                                                  593,998,416          1,189,366
* BSH Profilo Elektrikli Gerecler
    Sanayii A.S.                                                4,725,086             55,114
* Dogan Sirketler Grubu Holdings A.S                          577,649,971            981,646
* Dogan Yayin Holding A.S.                                    282,794,524            839,612
  Enka Insaat Ve Sanayi A.S.                                  164,940,663          3,159,694
* Eregli Demir ve Celik Fabrikalari
    Turk A.S.                                                 145,031,000          3,701,503
  Ford Otomotiv Sanayi A.S.                                   722,990,000          5,114,990
* Hurriyet Gazetecilik ve
    Matbaacilik A.S.                                          370,163,648            945,235
  Koc Holding A.S.                                          1,058,111,057          4,374,954
  Migros Turk A.S.                                            450,270,375          2,089,777
* Tat Konserve Sanayii A.S.                                            36                  0
* Tofas Turk Otomobil Fabrikasi A.S.                        1,489,092,271          2,560,485
  Trakya Cam Sanayii A.S.                                     187,301,438            423,729
  Tupras-Turkiye Petrol Rafineleri A.S.                       289,886,950          1,745,862
* Turk Sise de Cam Fabrikalari A.S.
    Issue 04                                                  178,179,930            290,736
* Turk Sise ve Cam Fabrikalari A.S.                           430,349,924            724,861
* Turkiye Garanti Bankasi A.S.                              1,549,482,967          4,318,556
  Turkiye Is Bankasi A.S. Series C                          1,741,718,616          5,853,375
* Vestel Elektronik Sanayi Ticaret A.S.                       240,241,000            741,018
* Yapi ve Kredi Bankasi A.S.                                1,232,184,338          2,591,757
                                                                            ----------------
TOTAL COMMON STOCKS
  (Cost $30,184,710)                                                              58,800,575
                                                                            ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Turkish Lira
    (Cost $155)                                                                          150
                                                                            ----------------
TOTAL -- TURKEY
  (Cost $30,184,865)                                                              58,800,725
                                                                            ----------------

INDONESIA -- (7.4%)
COMMON STOCKS -- (7.4%)
  PT Astra Agro Lestari Tbk                                     2,153,000            581,077
  PT Astra International Tbk                                    8,470,461          5,247,437


                                                                   SHARES             VALUE+
                                                                   ------             ------
  PT Bank Central Asia Tbk                                        990,000   $        394,856
  PT Bank Danamon Indonesia Tbk                                 1,762,000            564,668
  PT Bimantara Citra Tbk                                        1,758,000            550,943
  PT Gudang Garam Tbk                                           4,695,500          7,334,130
  PT Hanjaya Mandala Sampoerna Tbk                             13,377,500          7,074,322
* PT Indocement Tunggal Prakarsa Tbk                            7,362,000          1,271,541
  PT Indofood Sukses Makmur Tbk                                18,886,400          1,429,908
  PT Indonesian Satellite Corp.Tbk                             14,967,500          6,394,373
  PT International Nickel Indonesia Tbk                           145,000            507,470
  PT Kalbe Farma Tbk                                            2,500,000             97,164
* PT Lippo Bank Tbk Series A                                    3,281,200            194,890
* PT Lippo Land Development Tbk                                   166,500             12,566
* PT Makindo Tbk                                                2,236,500            241,132
* PT Medco Energi International Tbk                             9,754,000          1,474,625
* PT Panasia Indosyntec Tbk                                        75,100              3,198
  PT Ramayana Lestari Sentosa Tbk                               4,004,000          1,750,783
  PT Sari Husada Tbk                                               13,793             29,013
  PT Semen Gresik Tbk                                           1,739,502          1,741,826
  PT Telekomunikasi Indonesia
    (Persero) Tbk Series B                                     18,576,820         14,695,839
  PT Tempo Scan Pacific                                           646,000            484,226
  PT Unilever Tbk                                              16,022,000          6,211,478
                                                                            ----------------
TOTAL -- INDONESIA
  (Cost $47,714,707)                                                              58,287,465
                                                                            ----------------
THAILAND -- (7.0%)
COMMON STOCKS -- (7.0%)
* Advance Agro Public Co., Ltd.
    (Foreign)                                                     534,100            296,210
  Advance Info Service Public Co.,
    Ltd. (Foreign)                                              5,982,000         13,122,948
* Aromatics (Thailand) Public Co., Ltd.
    (Foreign)                                                   1,387,500          1,598,857
  Bangkok Expressway Public Co., Ltd.
    (Foreign)                                                   1,794,100          1,034,803
* Bank of Asia Public Co., Ltd. (Foreign)                       9,363,000          1,177,010
* Bank of Ayudhya Public Co., Ltd.
    (Foreign)                                                   5,174,500          1,568,803
  Banpu Public Co., Ltd. (Foreign)                                132,000            400,197
  BEC World Public Co., Ltd. (Foreign)                          3,915,000          1,592,248
* Capetronic International (Thailand)
    Public Co., Ltd. (Foreign)                                  4,490,000            227,986
  Central Pattana Public Co., Ltd.
    (Foreign)                                                   4,177,500            916,434
  Charoen Pokphand Foods Public Co.,
    Ltd. (Foreign)                                             14,442,000          1,238,801
* DBS Thai Danu Bank Public Co., Ltd.
    (Foreign)                                                     842,200             65,599
  Delta Electronics (Thailand) Public Co.,
    Ltd. (Foreign)                                              4,100,710          2,456,181
  Hana Microelectronics Public Co., Ltd.
    (Foreign)                                                     238,300            734,225
* International Broadcasting Corp.
    Public Co., Ltd. (Foreign)                                    612,000            268,514
  Krung Thai Bank Public Co., Ltd.
    (Foreign)                                                  17,302,970          4,691,463
  Land & Houses Public Co., Ltd.
    (Foreign)                                                   2,130,310            546,099
  National Finance and Securities
    Public Co., Ltd. (Foreign)                                    630,150            229,880
  National Petrochemical Public Co.,
    Ltd. (Foreign)                                                441,500   $        979,418
  Ratchaburi Electricity Generating
    Holding Public Co., Ltd. (Foreign)                          2,200,000          1,979,295
  Shin Corporation Public Co., Ltd.
    (Foreign)                                                   6,122,000          5,281,489
  Shinawatra Satellite Public Co., Ltd.
    (Foreign)                                                   2,762,450            871,564
  Siam Cement Public Co., Ltd.
    (Foreign)                                                     270,000          1,530,688
  Siam City Cement Public Co., Ltd.
    (Foreign)                                                     633,413          3,559,728
  Siam Commercial Bank Public Co.,
    Ltd. (Foreign)                                              2,549,166          2,874,645
  Siam Makro Public Co., Ltd.
    (Foreign)                                                     727,100            860,261
* Telecomasia Corp. Public Co., Ltd.
    (Foreign)                                                   6,977,800          1,049,164
* Thai Military Bank Public Co., Ltd.
    (Foreign)                                                  11,657,100          1,022,905
  Thai Stanley Electric (Thailand)
    Public Co., Ltd. (Foreign)                                     89,000            574,760
  Thai Union Frozen Products
    Public Co., Ltd. (Foreign)                                  3,178,520          1,942,995
  TISCO Finance Public Co., Ltd.
    (Foreign)                                                   1,231,100            842,076
  Vanachai Group Co-Foreign                                       950,200            252,950
                                                                            ----------------
TOTAL COMMON STOCKS
  (Cost $48,898,097)                                                              55,788,196
                                                                            ----------------
RIGHTS/WARRANTS -- (0.0%)
* Telecomasia Corp. Public Co., Ltd.
    (Foreign) Warrants 03/31/08
    (Cost $0)                                                   1,444,563                  0
                                                                            ----------------
TOTAL -- THAILAND
  (Cost $48,898,097)                                                              55,788,196
                                                                            ----------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
  AMFB Holdings Berhad                                            317,000            508,893
  AMMB Holdings Berhad                                          1,131,731          1,029,696
* Aokam Perdana Berhad                                                333                  5
  Berjaya Sports Toto Berhad                                      622,000            674,707
  British American Tobacco Berhad                                 175,000          2,210,132
  Commerce Asset Holding Berhad                                 1,759,000          2,258,743
* Digi.Com Berhad                                                 449,862            554,142
  Diversified Resources Berhad                                    581,000            278,214
  Gamuda Berhad                                                   510,000            730,954
  Genting Berhad                                                  477,000          1,944,494
  Golden Hope Plantations Berhad                                  711,000            639,501
  Hong Leong Bank Berhad                                          874,250          1,061,871
  Hong Leong Credit Berhad                                        795,429            849,788
  Hong Leong Properties Berhad                                    175,328             24,713
  IOI Corp. Berhad                                                665,000          1,415,772
  IOI Oleochemical Industries Berhad                               22,041             56,280
  IOI Properties Berhad                                           103,000            194,061
  Kuala Lumpur Kepong Berhad                                      462,500            772,044
  Magnum Corp. Berhad                                           1,007,500            678,929
  Malakoff Berhad                                                 566,000            825,460
  Malayan Banking Berhad                                        2,028,500          5,498,743

                                                                   SHARES             VALUE+
                                                                   ------             ------
  Malayan Cement Berhad                                         1,739,000   $        359,544
  Malaysia Mining Corp. Berhad                                    675,000            356,340
* Malaysian Airlines System Berhad                                889,000          1,096,117
  Malaysian International Shipping
    Corp. (Foreign)                                               667,666          2,092,228
  Malaysian Pacific Industries                                    136,000            566,217
  Maxis Communications Berhad                                     151,000            333,847
* MBF Holdings Berhad                                               7,050                241
  Nestle (Malaysia) Berhad                                        146,000            844,876
  Oriental Holdings Berhad                                        168,000            172,315
  Oyl Industries Berhad                                            89,000            849,452
  Perusahaan Otomobil Nasional
    Berhad                                                        389,000            803,592
  Petronas Dagangan Berhad                                        322,000            576,326
  Petronas Gas Berhad                                           1,344,000          2,422,746
* Plus Expressways Berhad                                         440,000            251,373
  PPB Group Berhad                                                348,000            595,426
  Public Bank Berhad                                            1,550,201          2,529,275
  Resorts World Berhad                                            743,000          1,731,416
  RHB Capital Berhad                                            1,185,000            602,164
* Silverstone Corp. Berhad                                         11,587                746
  Sime Darby Berhad (Malaysia)                                  1,479,800          2,046,924
  Southern Bank Berhad                                             48,440             33,791
  Southern Bank Berhad (Foreign)                                  734,437            512,122
  Telekom Malaysia Berhad                                       1,873,000          4,830,628
  Tenaga Nasional Berhad                                        1,759,000          4,398,924
* Time Dotcom Berhad                                            1,518,000            391,529
  UMW Holdings Berhad                                             268,333            353,042
  YTL Corp. Berhad                                                981,362          1,135,780
                                                                            ----------------
TOTAL -- MALAYSIA
  (Cost $49,078,638)                                                              52,094,123
                                                                            ----------------
UNITED STATES -- (5.0%)
COMMON STOCKS -- (5.0%)
  Banco Bilboa Vizcaya Argentaria
    Chile SA ADR                                                   64,200          1,547,220
  Banco de Chile Series F ADR                                      47,643          1,403,086
  Banco Santander Chile Sponsored
    ADR                                                           295,998          7,849,867
* Chilesat Corp. S.A. ADR                                             788              1,812
  Cia Telecom de Chile ADR                                        421,400          5,018,874
  Compania Cervecerias Uni ADR                                    115,400          2,313,770
  Cristalerias de Chile SA ADR                                     35,600            779,996
  Distribucion y Servicio D&S SA ADR                              176,800          2,584,816
  Embotelladora Andina SA Andina
    ADR                                                           109,600          1,233,000
  Embotelladora Andina SA Andina
    Series B ADR                                                   89,100          1,006,830
  Empresa Nacional de Elec ADR                                    514,018          6,512,608
  Enersis SA ADR                                                  285,903          1,769,740
  Grupo Financiero Galicia S.A. ADR                               211,011          1,187,992
  Lan Chile SA ADR                                                125,900          2,159,185
* Madeco SA                                                         4,450             27,234
  Masisa SA ADR                                                    25,100            310,738
  Sociedad Quimica y Minera de
    Chile SA ADR                                                   61,300          2,182,893
  Sociedad Quimica y Minera de
    Chile SA ADR Class A                                              902             34,006
  Vina Concha y Toro SA Conchatoro
    ADR                                                            27,100   $      1,222,210
                                                                            ----------------
TOTAL -- UNITED STATES
  (Cost $39,950,627)                                                              39,145,877
                                                                            ----------------
HUNGARY -- (3.4%)
COMMON STOCKS -- (3.4%)
  Budapesti Elektromos Muvek RT                                       185             12,963
  Delmagyarorszagi Aramszolgaltato
    Demasz RT                                                       2,275            127,035
  Egis RT                                                          37,757          1,467,774
  Gedeon Richter, Ltd.                                             46,937          4,627,712
  Magyar Olay-Es Gazipari RT                                      168,429          6,459,737
  Matav RT                                                      1,050,555          4,094,090
* Orszagos Takerekpenztar es
    Keresdelmi Bank RT                                            386,220          8,065,863
* Tiszai Vegyi Kombinat RT                                        117,534          2,153,562
                                                                            ----------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                              27,008,736
                                                                            ----------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
* Agora SA                                                         98,779          1,176,349
  Bank Polska Kasa Opieki - Grupa
    Pekao SA                                                      156,792          5,095,264
  Bank Przemyslowo Handlowy Pbk                                    31,526          3,497,934
  Bank Zackodni Wbk SA                                             93,312          2,112,519
* Big Bank Gdanski SA                                           2,029,541          1,635,576
  Browary Zywiec SA                                                15,860          1,731,197
* Budimex SA                                                       36,763            454,010
* Cersanit-Krasnystaw SA                                           19,143            489,646
  Debica SA                                                        19,800            681,375
  Frantschach Swiecie SA                                          103,599          1,693,832
* Kredyt Bank SA                                                  418,562          1,003,684
* Netia Holdings SA                                               495,665            555,557
* Optimus Technologie                                               6,873             19,199
  Orbis SA                                                         77,409            479,683
  Polski Koncern Naftowy Orlen S.A                                267,237          2,000,335
* Prokom Software SA                                               21,336          1,043,317
  Telekomunikacja Polska SA                                       712,274          2,757,406
  Zaklady Metali Lekkich Kety SA                                   15,120            486,133
                                                                            ----------------
TOTAL -- POLAND
  (Cost $20,586,160)                                                              26,913,016
                                                                            ----------------
PHILIPPINES -- (3.3%)
COMMON STOCKS -- (3.3%)
  Aboitiz Equity Ventures, Inc.                                 7,803,400            405,952
  Ayala Corp.                                                  42,503,520          4,029,199
  Ayala Land, Inc.                                             27,511,576          2,712,243
  Bank of the Philippine Island                                 4,641,373          3,492,601
* Equitable PCI Bank, Inc.                                      2,217,300          1,723,317
* Filipina Water Bottling Corp.                                 2,006,957                  0
  Metro Bank and Trust Co.                                      4,584,435          2,049,982
  Petron Corp.                                                 28,593,000          1,559,337
* Philippine Long Distance Telephone
    Co.                                                           347,030          6,659,057
  SM Prime Holdings, Inc.                                      29,223,000          3,087,076
  Union Bank of the Philippines                                 1,572,300            646,999
                                                                            ----------------
TOTAL --  PHILIPPINES
  (Cost $42,708,447)                                                              26,365,763
                                                                            ----------------

                                                                   SHARES             VALUE+
                                                                   ------             ------
ARGENTINA -- (1.8%)
COMMON STOCKS -- (1.8%)
* Acindar Industria Argentina de
    Aceros SA Series B                                            899,000   $        866,690
* Alpargatas SA Industrial y Comercial                              1,078                537
  Alto Palermo SA Series A                                          5,000              5,302
* Banco del Sud Sociedad Anonima
    Series B                                                       29,000             25,628
* Banco Frances del Rio de la Plata SA                            467,809            841,859
* Capex SA Series A                                                52,893             53,967
* Celulosa Argentina SA Series B                                   18,750             13,557
* Central Costanera SA Series B                                   114,100            145,932
* Central Puerto SA Series B                                       16,000              8,227
* Garovaglio y Zorraquin SA                                        28,000              3,869
* Gas Natural SA, Buenos Aires                                    345,000            164,083
* IRSA Inversiones y
    Representaciones SA                                           657,649            460,716
* Juan Minetti SA                                                 353,151            360,886
* Ledesma S.A.A.I                                                 242,632            140,347
* Metrogas SA Series B                                            543,115            209,438
* Molinos Rio de la Plata SA Series B                             694,833            870,819
* Perez Companc SA                                              2,274,901          2,149,278
* Renault Argentina SA                                            399,465             62,901
  Siderar SAIC Series A                                           721,484          3,153,177
  Solvay Indupa S.A.I.C                                           555,366            460,449
* Telecom Argentina Stet-France SA
    Series B                                                      977,000          1,601,207
  Tenaris SA                                                      653,898          2,038,283
* Transportadora de Gas del Sur SA
    Series B                                                    1,028,000            776,325
                                                                            ----------------
TOTAL COMMON STOCKS
  (Cost $24,508,605)                                                              14,413,477
                                                                            ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $155,706)                                                                  155,455
                                                                            ----------------
TOTAL -- ARGENTINA
  (Cost $24,664,311)                                                              14,568,932
                                                                            ----------------
CZECH REPUBLIC -- (0.1%)
COMMON STOCKS  -- (0.1%)
* CEZ A.S.                                                         35,236   $        250,425
* Ceske Radiokomunikace A.S.                                        1,575             27,607
* Ceske Telecom A.S.                                               27,377            344,528
* Komercni Banka A.S.                                               2,584            283,551
* Phillip Morris CR A.S.                                              113             67,760
                                                                            ----------------
TOTAL -- CZECH REPUBLIC
  (Cost $1,017,504)                                                                  973,871
                                                                            ----------------

                                                               FACE
                                                              AMOUNT
                                                              ------
                                                               (000)
TEMPORARY CASH
  INVESTMENTS -- (1.2%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $9,965,000 FNMA
  Discount Notes 0.96%, 06/16/04,
  valued at $9,960,018
  (Cost $9,812,000)                                       $         9,812          9,812,000
                                                                            ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $651,112,291)++                                                     $    792,643,725
                                                                            ================

----------
 +    See Note B to Financial Statements.
 *    Non-Income Producing Securities.
++    The cost for federal income tax purposes is $651,539,175.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value                                                 $   792,644
Cash                                                                          16
Receivables:
   Investment Securities Sold                                                 15
   Dividends, Interest and Tax Reclaims                                    1,951
   Fund Shares Sold                                                          487
Prepaid Expenses and Other Assets                                              4
                                                                     -----------
      Total Assets                                                       795,117
                                                                     -----------
LIABILITIES:
Payables:
   Investment Securities Purchased                                         5,461
   Due to Advisor                                                             51
Deferred Thailand Capital Gains Tax                                        3,275
Deferred Chilean Repatriation Tax                                             26
Accrued Expenses and Other Liabilities                                       180
                                                                     -----------
      Total Liabilities                                                    8,993
                                                                     -----------
NET ASSETS                                                           $   786,124
                                                                     ===========
Investments at Cost                                                  $   651,112
                                                                     ===========

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,516)               $    11,067
   Interest                                                                   69
                                                                     -----------
          Total Investment Income                                         11,136
                                                                     -----------
EXPENSES
   Investment Advisory Services                                              378
   Accounting & Transfer Agent Fees                                          332
   Custodian Fees                                                            437
   Legal Fees                                                                  2
   Audit Fees                                                                  5
   Shareholders' Reports                                                       7
   Trustees' Fees and Expenses                                                 4
   Other                                                                      26
                                                                     -----------
          Total Expenses                                                   1,191
                                                                     -----------
   NET INVESTMENT INCOME (LOSS)                                            9,945
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                  2,133
   Net Realized Gain (Loss) on Foreign Currency Transactions                (575)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                          43,011
   Translation of Foreign Currency Denominated Amounts                       (59)
   Deferred Thailand Capital Gains Tax                                      (584)
                                                                     -----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY          43,926
                                                                     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $    53,871
                                                                     ===========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                             SIX MONTHS         YEAR
                                                                               ENDED           ENDED
                                                                              MAY 31,         NOV. 30,
                                                                                2004            2003
                                                                            ------------    ------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                             $      9,945    $      9,466
   Net Realized Gain (Loss) on Investment Securities Sold                          2,133          (6,216)
   Net Realized Gain (Loss) on Foreign Currency Transactions                        (575)           (283)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                                  43,011         148,355
   Translation of Foreign Currency Denominated Amounts                               (59)             10
   Deferred Thailand Capital Gains Tax                                              (584)         (1,826)
                                                                            ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations         53,871         149,506
                                                                            ------------    ------------
Transactions in Interest:
   Contributions                                                                 164,440         156,160
   Withdrawals                                                                   (39,748)        (41,298)
                                                                            ------------    ------------
          Net Increase (Decrease) from Transactions in Interest                  124,692         114,862
                                                                            ------------    ------------
          Total Increase (Decrease)                                              178,563         264,368

NET ASSETS
   Beginning of Period                                                           607,561         343,193
                                                                            ------------    ------------
   End of Period                                                            $    786,124    $    607,561
                                                                            ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS          YEAR           YEAR           YEAR            YEAR            YEAR
                                            ENDED            ENDED          ENDED          ENDED           ENDED           ENDED
                                           MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2004            2003           2002           2001            2000            1999
                                         -----------     -----------    -----------    -----------     -----------     -----------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period             N/A+            N/A+           N/A+           N/A+            N/A+            N/A+
                                         -----------     -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   --              --             --             --              --              --
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                   --              --             --             --              --              --
      Total from Investment Operations            --              --             --             --              --              --

LESS DISTRIBUTIONS
   Net Investment Income                          --              --             --             --              --              --
   Net Realized Gains                             --              --             --             --              --              --
                                         -----------     -----------    -----------    -----------     -----------     -----------
      Total Distributions                         --              --             --             --              --              --
                                         -----------     -----------    -----------    -----------     -----------     -----------
Net Asset Value, End of Period                   N/A+            N/A+           N/A+           N/A+            N/A+            N/A+
                                         ===========     ===========    ===========    ===========     ===========     ===========

Total Return                                    9.71%#         39.67%          2.10%         (8.54)%        (22.30)%         53.78%
Net Assets, End of Period (thousands)    $   786,124     $   607,561    $   343,193    $   307,720     $   296,726     $   344,175
Ratio of Expenses to Average
   Net Assets                                   0.32%*          0.34%          0.34%          0.46%           0.46%           0.46%
Ratio of Net Investment Income to
   Average Net Assets                           2.63%*          2.23%          1.64%          1.94%           1.33%           1.34%
Portfolio Turnover Rate                            1%#             1%             8%             6%             12%             16%

----------
*     Annualized
#     Non-annualized
N/A+ Not applicable as The Emerging Markets Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Emerging Markets Series (the "Series") is presented in this report.

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $10,618.

      4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

      5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

      6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                          $   128,046
               Sales                                    6,712

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E.  FEDERAL INCOME TAX:

      No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to its Feeder Fund.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

               Gross Unrealized Appreciation      $   215,351
               Gross Unrealized Depreciation          (74,246)
                                                  -----------
               Net                                $   141,105
                                                  ===========

F.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the discretionary line of credit during the six months ended May 31, 2004.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2004.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting relating to securities held in their portfolio's is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGARdatabase on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE

PORTFOLIO II


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                         PAGE
                                                                                        ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities                                                      1
    Statement of Operations                                                                  2
    Statements of Changes in Net Assets                                                      3
    Financial Highlights                                                                     4
    Notes to Financial Statements                                                            5

THE DFA INVESTMENT TRUST COMPANY-- THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
    Schedule of Investments                                                                  7
    Statement of Assets and Liabilities                                                     21
    Statement of Operations                                                                 22
    Statements of Changes in Net Assets                                                     23
    Financial Highlights                                                                    24
    Notes to Financial Statements                                                           25

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                 28

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company (Cost $306,215)++ at Value+          $      409,437
Receivable for Fund Shares Sold                                                     394
Prepaid Expenses and Other Assets                                                     6
                                                                         --------------
      Total Assets                                                              409,837
                                                                         --------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                  302
   Fund Shares Redeemed                                                              92
Accrued Expenses and Other Liabilities                                               28
                                                                         --------------
      Total Liabilities                                                             422
                                                                         --------------
NET ASSETS                                                               $      409,415
                                                                         ==============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                  34,220,890
                                                                         ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $        11.96
                                                                         ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                          $      355,073
Accumulated Net Investment Income (Loss)                                          1,389
Accumulated Net Realized Gain (Loss)                                            (50,269)
Unrealized Appreciation (Depreciation) from Investment Securities               103,222
                                                                         --------------
      Total Net Assets                                                   $      409,415
                                                                         ==============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $306,339.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $        2,154
   Interest                                                                          28
   Income from Securities Lending                                                    12
   Expenses Allocated from Master Funds                                            (467)
                                                                         --------------
        Total Investment Income                                                   1,727
                                                                         --------------

EXPENSES
   Accounting & Transfer Agent Fees                                                  18
   Legal Fees                                                                         6
   Audit Fees                                                                         2
   Filing Fees                                                                       11
   Shareholders' Reports                                                             14
   Directors' Fees and Expenses                                                       2
   Other                                                                              1
                                                                         --------------
        Total Expenses                                                               54
                                                                         --------------
   NET INVESTMENT INCOME (LOSS)                                                   1,673
                                                                         --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                        (2,397)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                       28,979
                                                                         --------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                      26,582
                                                                         --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $       28,255
                                                                         ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS           YEAR
                                                                                   ENDED             ENDED
                                                                                  MAY 31,          NOV. 30,
                                                                                   2004              2003
                                                                              --------------    --------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $        1,673    $        1,383
   Net Realized Gain (Loss) on Investment Securities Sold                             (2,397)           (6,688)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities          28,979            63,677
                                                                              --------------    --------------
         Net Increase (Decrease) in Net Assets Resulting from Operations              28,255            58,372
                                                                              --------------    --------------
Distributions From:
   Net Investment Income                                                              (1,518)             (932)
                                                                              --------------    --------------
         Total Distributions                                                         (1,518)             (932)
                                                                              --------------    --------------
Capital Share Transactions (1):
   Shares Issued                                                                      72,953           119,357
   Shares Issued in Lieu of Cash Distributions                                         1,518               932
   Shares Redeemed                                                                   (20,051)          (44,801)
                                                                              --------------    --------------
         Net Increase (Decrease) from Capital Share Transactions                      54,420            75,488
                                                                              --------------    --------------
         Total Increase (Decrease)                                                    81,157           132,928

NET ASSETS
   Beginning of Period                                                               328,258           195,330
                                                                              --------------    --------------
   End of Period                                                              $      409,415    $      328,258
                                                                              ==============    ==============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                    6,152            13,003
      Shares Issued in Lieu of Cash Distributions                                        133               106
      Shares Redeemed                                                                 (1,703)           (5,040)
                                                                              --------------    --------------
                                                                                       4,582             8,069
                                                                              ==============    ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS         YEAR            YEAR            YEAR            YEAR          DEC, 16,
                                          ENDED          ENDED           ENDED           ENDED           ENDED           1998 TO
                                         MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                          2004            2003            2002            2001            2000            1999
                                      ------------    ------------    ------------    ------------    ------------    ------------
                                       (UNAUDITED)
Net Asset Value,
   Beginning of Period                $      11.08    $       9.06    $      11.46    $      10.74    $      10.68    $      10.00
                                      ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)               0.05            0.05            0.04            0.10            0.17            0.06
   Net Gains (Losses) on Securities
      (Realized and Unrealized)               0.88            2.01           (2.34)           0.77            0.12            0.62
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Total from Investment
         Operations                           0.93            2.06           (2.30)           0.87            0.29            0.68
                                      ------------    ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                     (0.05)          (0.04)          (0.10)          (0.15)          (0.09)             --
   Net Realized Gains                           --              --              --              --           (0.14)             --
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Total Distributions                    (0.05)          (0.04)          (0.10)          (0.15)          (0.23)             --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period        $      11.96    $      11.08    $       9.06    $      11.46    $      10.74    $      10.68
                                      ============    ============    ============    ============    ============    ============
Total Return                                  8.43%#         22.91%         (20.26)%          8.17%           2.83%           6.80%#

Net Assets, End of Period
   (thousands)                        $    409,415    $    328,258    $    195,330    $    116,355    $     54,476    $     26,414
Ratio of Expenses to Average Net
   Assets (1)                                 0.28%*          0.30%           0.30%           0.34%           0.44%           0.96%*
Ratio of Net Investment Income to
   Average Net Assets                         0.88%*          0.57%           0.57%           1.10%           1.78%           0.99%*
Portfolio Turnover Rate                        N/A             N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master
Fund Series                                      3%#             6%             15%             11%             39%             10%*

----------
*    Annualized
#    Non-annualized
(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refers to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 30% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $5,269.

     3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAX:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

             Gross Unrealized Appreciation                 $   103,222
             Gross Unrealized Depreciation                        (124)
                                                           -----------
             Net                                           $   103,098
                                                           ===========

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $47,742,000 of which $2,938,000, $1,364,000,
$36,758,000 and $6,682,000 will expire on November 30, 2008, November 30, 2009,
November 30, 2010 and November 30, 2011, respectively.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES                VALUE+
                                                                          ------                ------
COMMON STOCKS -- (90.3%)
  1st Source Corp.                                                         8,200     $         186,140
  21st Century Insurance Group                                             9,800               128,282
 *3COM Corp.                                                             193,900             1,254,533
 *AAR Corp.                                                                9,900                94,842
 *ABX Air, Inc.                                                           19,300                86,850
 *Accelrys, Inc.                                                          15,800               157,842
 *Ace Cash Express, Inc.                                                     400                 9,520
 *Aclara Biosciences, Inc.                                                 9,400                35,720
 *ACT Manufacturing, Inc.                                                    300                     2
 *Actel Corp.                                                              7,300               145,708
  Action Performance Companies, Inc.                                       5,800                87,870
 *Active Power, Inc.                                                       1,100                 3,850
 *Activision, Inc.                                                        48,150               761,733
 *Adaptec, Inc.                                                           36,500               298,935
 *ADC Telecommunications, Inc.                                           173,900               441,706
 *ADE Corp.                                                                2,600                54,600
 *Adept Technology, Inc.                                                     700                   665
 *Administaff, Inc.                                                       30,800               509,432
 *Advanced Digital Information Corp.                                      20,700               185,265
 *Advanced Energy Industries, Inc.                                         1,600                24,528
  Advanced Marketing Services, Inc.                                        4,600                50,922
*#Advanced Micro Devices, Inc.                                           103,800             1,614,090
 *Advanced Power Technology, Inc.                                          1,200                15,852
  Advanta Corp. Class A                                                   14,400               232,704
  Advanta Corp. Class B Non-Voting                                        15,000               237,900
 *Advent Software, Inc.                                                   10,700               202,444
 *Aehr Test Systems                                                          500                 2,000
 *AEP Industries, Inc.                                                     8,300                88,387
 *Aeroflex, Inc.                                                           9,100               116,116
 *Aether Systems, Inc.                                                    13,900                47,399
  Aetna, Inc.                                                             91,900             7,462,280
 *Aetrium, Inc.                                                              100                   918
 *Aftermarket Technology Corp.                                               300                 4,392
 *Agco Corp.                                                              47,700               913,932
 *Agile Software Corp.                                                     2,100                16,800
  Agilysys, Inc.                                                          22,600               278,206
 *Air Methods Corp.                                                        1,900                15,086
  Airgas, Inc.                                                            78,300             1,705,374
  Alamo Group, Inc.                                                        3,800                59,470
 *Alaska Air Group, Inc.                                                  16,700               344,020
  Albany International Corp. Class A                                      17,000               518,330
  Albemarle Corp.                                                         13,400               385,652
 #Albertson's, Inc.                                                      169,700             3,976,071
  Alcoa, Inc.                                                              2,552                79,878
 *Alderwoods Group, Inc.                                                   5,100                65,841
  Alexander & Baldwin, Inc.                                               19,000               605,530
 *Alexion Pharmaceuticals, Inc.                                            6,600               132,330
  Alfa Corp.                                                              21,962               299,781
*#Align Technology, Inc.                                                   1,000                19,060
 *All American Semiconductor, Inc.                                         1,300                11,843
 *Allegheny Corp.                                                          2,265               603,622
  Allegheny Technologies, Inc.                                             4,200                50,442
 *Alliance Semiconductor Corp.                                             5,800                34,626
 *Allied Defense Group, Inc.                                               3,000                52,620
 *Allied Healthcare International, Inc.                                    1,200                 6,036
 *Allied Healthcare Products, Inc.                                           400     $           2,172
 *Allied Holdings, Inc.                                                    1,100                 5,610
 *Allied Waste Industries, Inc.                                           84,000             1,113,840
 *Allmerica Financial Corp.                                                  100                 3,215
 *Allou Health Care, Inc. Class A                                          1,000                     0
 *Alloy, Inc.                                                              1,200                 6,012
 *Allscripts Healthcare Solutions, Inc.                                   22,400               184,554
  Allstate Corp.                                                         424,300            18,660,714
  Alltel Corp.                                                               500                25,315
  Alpharma, Inc. Class A                                                  25,200               493,416
  Ambac Financial Group, Inc.                                             57,500             3,976,125
  Ambassadors Group, Inc.                                                    700                14,413
  Ambassadors, Inc.                                                        4,000                51,320
 *AMC Entertainment, Inc.                                                  9,700               146,470
  Amerada Hess Corp.                                                      46,300             3,268,317
 *America Services Group, Inc.                                               400                14,400
*#America West Holdings Corp. Class B                                        200                 2,004
  American Capital Strategies, Ltd.                                       17,123               457,698
 *American Dental Partners, Inc.                                           1,800                30,690
  American Financial Group, Inc.                                          35,700             1,078,497
*#American Greetings Corp. Class A                                        32,500               682,500
 *American Independence Corp.                                              1,266                19,724
  American Italian Pasta Co.                                               6,400               187,264
 *American Medical Security Group, Inc.                                    7,200               185,976
  American National Insurance Co.                                         24,200             2,270,202
  American Pacific Corp.                                                     500                 3,650
 *American Physicians Capital, Inc.                                        4,000                92,200
  American Power Conversion Corp.                                          3,000                54,300
 *American Retirement Corp.                                                9,800                44,100
  American Shared Hospital Services                                          600                 3,408
  American Software, Inc. Class A                                          4,500                28,755
 *American Superconductor Corp.                                            3,800                47,728
 *American Technical Ceramics Corp.                                          500                 4,425
*#American Tower Corp.                                                    78,900             1,091,187
 *American West Bancorporation                                               666                11,935
 *Americredit Corp.                                                       16,500               292,050
  AmerisourceBergen Corp.                                                 83,872             5,030,643
  Ameron International Corp.                                               1,700                52,887
 #AmerUs Group Co.                                                        24,000               944,400
 *AMN Healthcare Services, Inc.                                            7,300               110,960
*#AMR Corp.                                                                7,500                86,400
  Amrep Corp.                                                                500                 8,590
  AmSouth Bancorporation                                                   2,500                63,700
  Anadarko Petroleum Corp.                                               223,734            12,197,978
 *Anadigics, Inc.                                                          1,800                 8,874
  Analogic Corp.                                                           5,300               244,489
 *Anaren, Inc.                                                             8,700               138,504
*#Andrew Corp.                                                            65,130             1,279,804
 #Anixter International, Inc.                                                400                12,200
*#Ann Taylor Stores Corp.                                                 39,375             1,114,706
 *AnswerThink, Inc.                                                       15,200                97,447
*#Anthem, Inc.                                                            52,339             4,633,572
  AON Corp.                                                               46,000             1,270,980

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *APA Optics, Inc.                                                         5,200     $          13,000
  Apache Corp.                                                           227,546             9,183,757
  Apogee Enterprises, Inc.                                                 1,100                10,956
 *Apple Computer, Inc.                                                   155,000             4,349,300
 *Applica, Inc.                                                            1,300                12,766
 *Applied Films Corp.                                                      5,400               146,070
  Applied Industrial Technologies, Inc.                                    6,200               165,850
 *Applied Innovation, Inc.                                                 1,300                 5,200
 *Applied Micro Circuits Corp.                                           122,600               660,814
  Applied Signal Technologies, Inc.                                        2,400                75,000
 *Apropos Technology, Inc.                                                 7,000                28,420
  Aptargroup, Inc.                                                         6,500               264,225
 *aQuantive, Inc.                                                         13,000               130,780
 *Arch Capital Group, Ltd.                                                 3,900               150,462
  Arch Chemicals, Inc.                                                     7,500               198,975
  Arch Coal, Inc.                                                         18,995               617,337
  Archer-Daniels Midland Co.                                             425,565             7,077,146
 *Argonaut Group, Inc.                                                       450                 7,821
  Arkansas Best Corp.                                                     11,000               327,690
 *Armor Holdings, Inc.                                                    10,700               400,180
 *Arqule, Inc.                                                             3,100                17,980
 *Arris Group, Inc.                                                       59,400               375,408
 *Arrow Electronics, Inc.                                                 24,800               675,304
 *Artesyn Technologies, Inc.                                              30,500               278,770
  Arvinmeritor, Inc.                                                         200                 3,720
 *Ascential Software Corp.                                                40,525               650,426
  Ashland, Inc.                                                           34,100             1,607,815
 *Ashworth, Inc.                                                           4,000                31,960
 *Aspect Communications Corp.                                              8,400               107,856
 *Aspect Medical Systems, Inc.                                             1,600                24,352
 *Aspen Technology, Inc.                                                   5,900                37,229
 *Astec Industries, Inc.                                                  10,800               186,948
  Astoria Financial Corp.                                                  5,400               206,658
*#AstroPower, Inc.                                                         5,400                   216
  AT&T Corp.                                                             400,600             6,641,948
 *AT&T Wireless Services, Inc.                                         2,122,131            30,049,375
 *Atlantic Coast Airlines, Inc.                                            4,999                28,194
 *Atmel Corp.                                                             14,700                93,492
 *ATP Oil & Gas Corp.                                                      6,900                40,848
  Atrion Corp.                                                               200                 8,648
 *Atwood Oceanics, Inc.                                                    1,600                63,712
 *Audiovox Corp. Class A                                                  23,900               332,688
 *August Technology Corp.                                                  8,600               115,670
 *autobytel.com, Inc.                                                      7,300                76,285
 *AutoNation, Inc.                                                       324,600             5,411,082
 *Avatar Holdings, Inc.                                                    1,700                71,128
 *Aviall, Inc.                                                             5,600                97,216
*#Avid Technology, Inc.                                                    4,700               244,494
 *Avnet, Inc.                                                             33,700               788,580
 *Avocent Corp.                                                           20,400               699,108
  AVX Corp.                                                               97,200             1,539,648
 *Aware, Inc.                                                             21,800                70,850
 *Axcelis Technologies, Inc.                                              51,400               619,370
 *Axsys Technologies, Inc.                                                   300                 5,805
 *Aztar Corp.                                                             30,900               744,999
 *AZZ, Inc.                                                                3,600                53,640
  B B & T Corp.                                                              437                16,466
  Baldwin & Lyons, Inc. Class B                                            1,500                36,225
 *Bancinsurance Corp.                                                      1,800                14,778
  Bandag, Inc.                                                             4,500               190,665
  Bandag, Inc. Class A                                                     2,600               103,142
  Bank of America Corp.                                                   14,000     $       1,163,820
  Bank of Hawaii Corp.                                                    64,600             2,806,870
  Bank One Corp.                                                          11,400               552,330
  Banknorth Group, Inc.                                                    3,000                98,820
 *BankUnited Financial Corp. Class A                                      16,500               430,485
  Banner Corp.                                                             3,766               109,967
  Banta Corp.                                                             13,000               567,320
 *Barnes & Noble, Inc.                                                    26,200               784,428
  Bassett Furniture Industries, Inc.                                         679                12,921
 *Bay View Capital Corp.                                                  16,900                34,476
 *Baycorp Holdings, Ltd.                                                      34                   451
  Bear Stearns Companies, Inc.                                            49,622             4,022,359
 *BearingPoint, Inc.                                                       1,300                11,154
 #Beazer Homes USA, Inc.                                                   6,801               685,337
  Belden, Inc.                                                            11,600               196,040
 *Bell Industries, Inc.                                                    2,700                 7,965
 *Bell Microproducts, Inc.                                                 9,600                61,152
  Belo Corp. Class A                                                      69,100             2,032,922
 *Benchmark Electronics, Inc.                                             12,600               367,038
  Berkley (W.R.) Corp.                                                    23,625               983,981
 *Bethlehem Steel Corp.                                                    5,900                    19
*#Beverly Enterprises                                                     26,800               227,264
 *Big Lots, Inc.                                                          84,200             1,231,004
 *Bio-Logic Systems Corp.                                                    300                 1,863
 *BioMarin Pharmaceutical, Inc.                                           15,200                92,872
 *Bio-Rad Laboratories, Inc. Class A                                       4,000               224,480
 *Biosource International, Inc.                                            2,600                18,749
 *BJ's Wholesale Club, Inc.                                                  500                11,810
  Black Box Corp.                                                         16,800               765,240
  Blair Corp.                                                              1,500                38,550
 #Blockbuster, Inc. Class A                                               47,000               736,020
 *Blonder Tongue Laboratories, Inc.                                          500                 1,575
 *Bluegreen Corp.                                                          7,800                93,444
  Bob Evans Farms, Inc.                                                   19,600               503,524
 *Boca Resorts, Inc.                                                      35,200               632,896
 *Bogen Communications International, Inc.                                   700                 3,517
  Boise Cascade Corp.                                                     44,600             1,567,690
 *Bombay Co., Inc.                                                         9,900                57,618
  Bon-Ton Stores, Inc.                                                     1,200                15,348
 *Books-a-Million, Inc.                                                    5,000                30,000
  Borders Group, Inc.                                                     36,200               826,446
  Borg-Warner, Inc.                                                       46,200             1,914,528
 *Borland Software Corp.                                                   9,700                85,360
 *Boston Biomedical, Inc.                                                    100                   316
 *Boston Communications Group, Inc.                                        5,300                56,180
 *Bottomline Technologies, Inc.                                            1,000                 9,600
  Bowater, Inc.                                                           27,100             1,144,433
  Bowne & Co., Inc.                                                       29,300               466,456
 #Boyd Gaming Corp.                                                       42,300               983,475
 *Boyds Collection, Ltd.                                                   8,600                24,596
 *Brigham Exploration Co.                                                  1,100                 9,373
 *Brightpoint, Inc.                                                        2,250                25,065
 *Brillian Corp.                                                           1,475                12,465
*#Broadcom Corp.                                                          42,400             1,789,704
 #Brookline Bancorp, Inc.                                                 25,150               363,669
 *Brookstone, Inc.                                                         3,375                65,171
 *Brooktrout, Inc.                                                         3,300                31,746
  Brown Shoe Company, Inc.                                                 8,900               367,837
 *Bruker BioSciences Corp.                                                 4,000                19,040
  Brunswick Corp.                                                         51,400             2,081,700

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *Brush Engineered Materials, Inc.                                         3,000     $          52,260
 *BTU International, Inc.                                                    500                 2,640
 *Buckeye Technology, Inc.                                                19,400               195,746
  Building Materials Holding Corp.                                         7,000               120,470
  Burlington Coat Factory Warehouse Corp.                                 51,900               988,176
  Burlington Northern Santa Fe Corp.                                     311,900            10,273,986
  Burlington Resources, Inc.                                             160,700            10,757,258
  C & D Technologies, Inc.                                                 9,800               160,034
 *Cable Design Techologies Corp.                                          13,900               115,926
 #Cabot Corp.                                                             27,400               984,756
  Cabot Oil & Gas Corp. Class A                                           17,100               629,280
 *Cache, Inc.                                                                700                18,207
 *Caesars Entertainment, Inc.                                            247,700             3,410,829
  Calgon Carbon Corp.                                                     32,900               203,322
 *California Amplifier, Inc.                                               1,600                12,000
 *California Coastal Communities, Inc.                                       700                11,235
 *Caliper Life Sciences, Inc.                                             14,800                78,588
 *Callon Petroleum Corp.                                                  11,000               144,320
  Cambrex Corp.                                                           16,400               374,740
 *Candela Corp.                                                            5,400                56,160
 *Capital Pacific Holdings, Inc.                                           5,700                22,942
 *Capital Senior Living Corp.                                              3,900                20,085
 *Captaris, Inc.                                                           9,600                58,080
 *Caraustar Industries, Inc.                                              24,100               322,458
*#CarMax, Inc.                                                            21,729               496,942
  Carpenter Technology Corp.                                               8,400               255,528
 *Carreker Corp.                                                           2,200                20,086
 *Carriage Services, Inc. Class A                                          1,700                 8,755
*#Carrizo Oil & Gas, Inc.                                                  1,700                14,382
  Cascade Corp.                                                            3,500                85,575
 *Casella Waste Systems, Inc. Class A                                      6,400                89,472
  Casey's General Stores, Inc.                                            23,600               385,388
  Cash America International, Inc.                                        19,100               385,247
 *Castle (A.M.) & Co.                                                        100                   849
 *Casual Male Retail Group, Inc.                                          20,000               136,000
 *Catalytica Energy Systems, Inc.                                          6,300                21,105
  Cato Corp. Class A                                                         400                 8,812
 *Cavalier Homes, Inc.                                                     5,800                32,712
 *Cavco Industries, Inc.                                                   3,025               114,765
  CBRL Group, Inc.                                                        60,100             1,938,225
  CDI Corp.                                                                8,600               285,434
 *Celadon Group, Inc.                                                      2,000                28,840
 *Celestica, Inc.                                                            562                10,566
 *CellStar Corp.                                                           5,000                30,250
 #Cendant Corp.                                                          548,579            12,584,402
  Centex Corp.                                                           121,000             5,867,290
 *Centillium Communications, Inc.                                          6,300                20,790
 *Central Garden & Pet Co.                                                 7,100               263,907
  Central Parking Corp.                                                   30,900               571,341
 *Century Aluminum Co.                                                    24,600               569,982
 *Century Business Services, Inc.                                         42,800               176,336
  CenturyTel, Inc.                                                         3,100                92,659
 *Cenveo, Inc.                                                            12,000                37,080
 *Ceradyne, Inc.                                                           1,500                49,905
 *Ceres Group, Inc.                                                        1,100                 6,842
  CFS Bancorp, Inc.                                                          600                 8,130
 *Chalone Wine Group, Ltd.                                                   700                 7,140
 *Champion Enterprises, Inc.                                               8,800                82,280
 *Channell Commercial Corp.                                                  700                 3,150
 *Charles and Colvard, Ltd.                                                1,000                 5,880
 *Charlotte Russe Holding, Inc.                                              200     $           3,698
*#Charming Shoppes, Inc.                                                  50,800               434,848
 *Chart Industries                                                             3                    90
 *Checkers Drive-In Restaurant, Inc.                                       3,100                31,775
*#CheckFree Corp.                                                         21,400               656,124
 *Checkpoint Systems, Inc.                                                24,200               417,692
  Chemed Corp.                                                             1,200                56,664
  Chemical Financial Corp.                                                 2,100                73,605
  Chesapeake Corp.                                                         5,100               110,772
  Chesapeake Energy Corp.                                                117,800             1,554,960
 *Children's Place Retail Stores, Inc.                                     8,300               196,544
 *Chromcraft Revington, Inc.                                                 700                 9,905
 *Chronimed, Inc.                                                          3,100                22,940
  Chubb Corp.                                                            116,300             7,835,131
 *Ciber, Inc.                                                             29,400               261,660
  CIGNA Corp.                                                             69,000             4,678,200
 *Cima Laboratories, Inc.                                                  1,800                58,176
 *Cimarex Energy Co.                                                       6,111               172,269
  Cincinnati Financial Corp.                                             143,745             6,145,099
 *Ciphergen Biosystems, Inc.                                               6,900                53,889
 *Ciprico, Inc.                                                              400                 1,862
  CIRCOR International, Inc.                                               5,550               109,002
  Circuit City Stores, Inc.                                              171,800             2,056,446
  Citigroup, Inc.                                                         45,069             2,092,554
 *Citizens Communications Co.                                            133,500             1,695,450
  Citizens South Banking Corp.                                             1,542                19,969
  City Holding Co.                                                         6,500               195,130
 *Clark, Inc.                                                              9,200               160,816
 *Clarus Corp.                                                             9,000               106,740
 *Clayton Williams Energy, Inc.                                            6,100               139,934
*#Clean Harbors, Inc.                                                      3,200                23,328
  Clear Channel Communications, Inc.                                     576,100            22,871,170
 *Cleveland Cliffs, Inc.                                                   4,300               201,627
*#CMS Energy Corp.                                                        25,775               222,180
*#CNA Financial Corp.                                                     45,100             1,353,902
 *CNA Surety Corp.                                                        14,100               146,640
 *CNET Networks, Inc.                                                     40,100               387,366
  Coachmen Industries, Inc.                                                6,400               103,424
 *Cobra Electronics Corp.                                                  1,200                10,764
  Coca-Cola Enterprises, Inc.                                            455,800            12,557,290
 *Coherent, Inc.                                                          13,100               354,879
 *Coldwater Creek, Inc.                                                      900                23,949
 *Collins & Aikman Corp.                                                  16,000                84,960
  Columbia Banking System, Inc.                                            7,623               161,760
 *Comarco, Inc.                                                            8,700                61,944
 *Comcast Corp. Class A                                                  461,469            13,359,528
 *Comcast Corp. Special Class A Non-Voting                               322,500             9,142,875
  Comerica, Inc.                                                          72,600             4,109,886
 *Comfort Systems USA, Inc.                                               12,700                89,535
  Commerce Bancshares, Inc.                                                1,620                75,411
  Commerce Group, Inc.                                                    13,000               589,160
  Commercial Federal Corp.                                                34,300               961,086
  Commercial Metals Co.                                                   18,600               559,860
 *Commonwealth Industries, Inc.                                            2,900                25,955
*#Commscope, Inc.                                                         21,500               370,875
  Community Bank System, Inc.                                              5,500               121,110
*#Community Health Care                                                      700                17,850
  Community West Bancshares                                                  400                 3,390
  Compass Bancshares, Inc.                                                 2,700               113,535
 *Compex Technologies, Inc.                                                2,000                11,960

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *Compucom Systems, Inc.                                                   8,300     $          37,267
 *CompuCredit Corp.                                                       36,500               640,210
*#Compudyne Corp.                                                          1,000                 9,950
 *Computer Access Technology Corp.                                        14,600                67,890
  Computer Associates International, Inc.                                176,400             4,773,384
 *Computer Horizons Corp.                                                  9,600                34,272
 *Computer Network Technology Corp.                                        3,200                19,328
 *Computer Sciences Corp.                                                 13,800               601,542
 *Computer Task Group, Inc.                                                5,600                24,360
 *Compuware Corp.                                                        151,500             1,204,425
 *Comstock Resources, Inc.                                                13,700               257,697
 *Comtech Telecommunications Corp.                                         2,700                47,898
 *Comverse Technology, Inc.                                              237,100             4,189,557
 *Concord Camera Corp.                                                     9,900                30,591
 *Conexant Systems, Inc.                                                  41,810               197,343
 *Conmed Corp.                                                            14,650               372,842
  ConocoPhilips                                                          387,194            28,392,936
 *Consolidated Graphics, Inc.                                              5,700               228,855
*#Constellation Brands, Inc.                                               3,200               115,200
*#Continental Airlines, Inc.                                               2,200                23,518
 *Continental Materials Corp.                                                100                 2,929
*#Convera Corp.                                                            8,800                24,992
  Cooper Tire & Rubber Co.                                                36,100               761,349
 #Coors (Adolph) Co. Class B                                              16,800             1,082,760
*#Copper Mountain Networks, Inc.                                             700                 8,883
  Corn Products International, Inc.                                       32,200             1,396,836
 *Cornell Companies, Inc.                                                  2,400                32,040
*#Corning, Inc.                                                          470,500             5,829,495
 *Correctional Services Corp.                                              1,500                 4,650
 *Corrections Corporation of America                                      11,900               455,294
  Corus Bankshares, Inc.                                                  13,400               523,672
 *Cosine Communications, Inc.                                                800                 3,184
  Countrywide Financial Corp.                                            196,599            12,680,635
 *Covansys Corp.                                                          21,000               228,480
 *Covenant Transport, Inc. Class A                                        15,100               236,617
*#Cox Communications, Inc.                                               356,500            11,197,665
 *Cox Radio, Inc.                                                         15,000               284,100
 *Credit Acceptance Corp.                                                 35,400               532,770
*#Cree Research, Inc.                                                     29,900               687,999
 *Cross (A.T.) Co. Class A                                                 1,100                 6,204
 *Cross Country Healthcare, Inc.                                           4,300                71,423
*#Crown Castle International Corp.                                        68,300             1,006,059
 *Crown Holdings, Inc.                                                    67,300               600,989
 *Crown Media Holdings, Inc.                                              13,500               122,175
*#Cryolife, Inc.                                                           1,100                 5,610
  CSS Industries, Inc.                                                     2,550                88,995
  CSX Corp.                                                              191,300             6,045,080
  CT Communications, Inc.                                                  2,200                30,140
  CTS Corp.                                                               13,000               141,700
  Cubic Corp.                                                             31,500               709,065
 *Culp, Inc.                                                               2,500                18,500
*#Cumulus Media, Inc. Class A                                             15,600               289,224
 *CuraGen Corp.                                                            4,900                24,500
 *Curative Health Services Inc                                             2,500                26,300
  Curtiss-Wright Corp-Cl B W/I                                             1,272                56,922
  Cutter & Buck, Inc.                                                      2,500                25,900
 *Cyberoptics Corp.                                                          600                12,546
 *Cybersource Corp.                                                        6,500                54,925
 *Cypress Semiconductor Corp.                                             46,900               767,284
  Cytec Industries, Inc.                                                  13,500               543,645
  D & K Healthcare Resources, Inc.                                        13,600     $         162,792
  D&E Communications, Inc.                                                 2,800                36,288
  Dana Corp.                                                             173,300             3,232,045
 *Datalink Corp.                                                          12,500                45,625
  Datascope Corp.                                                          5,617               195,078
 *Datastream Systems, Inc.                                                 3,900                24,414
 *Dave and Busters, Inc.                                                   3,900                72,930
 *DaVita, Inc.                                                            50,000             2,321,000
 *Dawson Geophysical Co.                                                     400                 5,940
 *Deckers Outdoor Corp.                                                    1,900                47,500
  Deere & Co.                                                              2,500               164,250
 *Delphax Technologies, Inc.                                                 400                 2,560
  Delphi Financial Group, Inc. Class A                                    14,100               567,948
 *Denbury Resources, Inc.                                                 24,100               443,440
 *Dendreon Corp.                                                           6,400                70,080
 *Department 56, Inc.                                                      3,900                61,620
 *Devcon International Corp.                                                 300                 3,450
  Devon Energy Corp.                                                      81,900             4,861,584
 #Diamond Offshore Drilling, Inc.                                         71,900             1,624,221
 *DiamondCluster International, Inc.                                       5,000                48,450
  Diebold, Inc.                                                              200                 9,826
 *Diedrich Coffee, Inc.                                                      400                 1,580
 *Digi International, Inc.                                                 4,300                44,677
 *Digimarc Corp.                                                           2,400                27,120
*#Digital Angel Corp.                                                      5,900                18,998
*#Digital Insight Corp.                                                    7,900               152,628
 *Digitas, Inc.                                                           15,500               143,375
  Dillards, Inc. Class A                                                  73,900             1,478,739
  Dime Community Bancorp, Inc.                                            19,912               340,495
  Dimon, Inc.                                                             55,600               341,940
 *Diodes, Inc.                                                             3,000                65,490
 *Discovery Partners International                                         7,800                40,482
  Disney (Walt) Co.                                                      436,700            10,249,349
  Distributed Energy Systems Corp.                                         2,000                 6,400
 *Ditech Communications Corp.                                             13,600               280,296
 *Dixie Group, Inc.                                                       11,100               131,091
 *Dollar Thrifty Automotive Group, Inc.                                   22,900               600,438
 *Dominion Homes, Inc.                                                       700                21,357
  Dominion Resources, Inc.                                                 1,194                75,186
 *DoubleClick, Inc.                                                       51,900               440,112
  Dover Motorsports, Inc.                                                  2,900                13,311
  Downey Financial Corp.                                                  20,800             1,100,320
 *Drew Industries, Inc.                                                      700                26,075
 *Drugstore.com, Inc.                                                     26,300               122,032
 *Duane Reade, Inc.                                                        8,400               138,600
 *Ducommun, Inc.                                                             700                13,195
 *Dura Automotive Systems, Inc.                                            5,500                52,030
*#DUSA Pharmaceuticals, Inc.                                              10,100               106,656
 *Dyax Corp.                                                              15,200               149,720
 *Dycom Industries, Inc.                                                  21,399               528,341
 *Dynamex, Inc.                                                              700                 9,198
 *Dynegy, Inc.                                                            69,100               303,349
 *E Trade Group, Inc.                                                    212,600             2,425,766
 *E.piphany, Inc.                                                          4,000                18,800
  Eagle Materials, Inc.                                                   19,681             1,312,723
  Eagle Materials, Inc. Series B                                           9,015               594,990
  Eastman Chemical Co.                                                    22,900             1,061,186
  Eastman Kodak Co.                                                      128,300             3,358,894
  Eaton Corp.                                                              3,200               186,720
 *Edge Petroleum Corp.                                                     2,800                38,780
 *Edgewater Technology, Inc.                                               7,700                47,663

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *eFunds Corp.                                                            16,300     $         260,963
 *EGL, Inc.                                                               12,800               292,864
  Electro Rent Corp.                                                       2,400                26,256
 *Electro Scientific Industries, Inc.                                      7,500               171,225
  Electronic Data Systems Corp.                                          246,100             4,023,735
 *Electronics for Imaging, Inc.                                           24,000               666,240
 *eLoyalty Corp.                                                             900                 5,697
 *EMC Corp.                                                               26,550               298,422
 *EMCORE Corp.                                                             2,400                 7,104
 *Emisphere Technologies, Inc.                                             6,000                30,480
 *Emmis Communications Corp. Class A                                      18,800               409,840
 *EMS Technologies, Inc.                                                   9,700               211,072
 *Emulex Corp.                                                             5,000                93,400
 *Encore Medical Corp.                                                     7,100                49,558
 *Encore Wire Corp.                                                        4,700               143,185
  Energen Corp.                                                           11,300               506,240
 *Energy Partners, Ltd.                                                   11,500               152,605
 *Enesco Group, Inc.                                                       3,600                34,668
  ENSCO International, Inc.                                               85,046             2,265,625
 *Entravision Communications Corp.                                        55,400               448,740
 *Entrust, Inc.                                                           66,800               307,280
 #EOG Resources, Inc.                                                     60,600             3,237,858
 *ePlus, Inc.                                                              2,400                28,272
 *ePresence, Inc.                                                          6,400                25,856
 *Equity Oil Co.                                                             900                 3,825
 *Esco Technologies, Inc.                                                  5,700               281,010
 *ESS Technology, Inc.                                                    10,100               115,746
 *Esterline Technologies Corp.                                             8,200               206,476
 *Ethyl Corp.                                                              2,100                42,147
 *Exar Corp.                                                              15,900               253,287
 *Exelixis, Inc.                                                          32,600               300,572
 *Exponent, Inc.                                                             500                12,465
 *Extreme Networks, Inc.                                                  33,232               176,794
 *Exult, Inc.                                                             15,000                92,700
  F.N.B. Corp.                                                            13,200               263,472
  Fair, Isaac & Co., Inc.                                                 12,922               449,039
 *Fairchild Corp. Class A                                                  8,100                36,450
 *Fairchild Semiconductor Corp. Class A                                   47,466               936,030
 *Famous Dave's of America, Inc.                                           2,100                16,531
  Farmer Brothers Co.                                                      5,000               142,800
 *Faro Technologies, Inc.                                                  1,400                37,436
  FBL Financial Group, Inc. Class A                                       18,200               516,334
  Federated Department Stores, Inc.                                      171,600             8,187,036
  FedEx Corp.                                                              4,782               351,860
  Fidelity National Financial, Inc.                                       81,235             3,053,624
 *Financial Federal Corp.                                                  2,100                65,604
 *Financial Industries Corp.                                               2,444                27,984
 *Finish Line, Inc. Class A                                               11,700               389,610
 *Finlay Enterprises, Inc.                                                 4,400                86,152
  First American Financial Corp.                                          38,600             1,002,056
 *First Cash Financial Services, Inc.                                      2,700                55,620
  First Charter Corp.                                                      7,900               165,426
  First Citizens Bancshares, Inc.                                          3,900               452,400
  First Community Bancorp                                                  3,600               130,680
  First Community Bancshares, Inc.                                         3,000                81,000
  First Federal Capital Corp.                                              4,400               119,416
 *First Horizon Pharmaceutical Corp.                                       5,665               100,412
  First Indiana Corp.                                                      7,775               153,401
 *First Mariner Bank Corp.                                                   300                 5,349
  First Merchants Corp.                                                    3,831     $          92,059
  First Niagara Financial Group, Inc.                                     28,454               354,252
 #First PacTrust Bancorp, Inc.                                               600                12,930
  First Place Financial Corp.                                                991                16,292
  First Republic Bank                                                      6,800               277,168
  First Sentinel Bancorp, Inc.                                             9,600               200,448
  First State Bancorporation                                                 200                 6,346
 *FirstFed Financial Corp.                                                 7,800               322,062
 *Flanders Corp.                                                           1,900                13,585
 *Fleetwood Enterprises, Inc.                                             39,700               531,980
 *Florida Banks, Inc.                                                        400                 8,384
  Florida East Coast Industries, Inc.                                      9,600               347,328
  Flowers Foods, Inc.                                                     39,150               914,935
 *Flowserve Corp.                                                         35,500               743,725
 *FMC Corp.                                                               10,300               417,871
 *FMC Technologies, Inc.                                                   1,719                46,361
  FNB Corp.                                                                  700                13,580
 *Foodarama Supermarkets, Inc.                                               100                 4,025
  Foot Locker, Inc.                                                       32,000               755,200
  Ford Motor Co.                                                       1,049,140            15,579,729
 *Forest Oil Corp.                                                        49,750             1,238,775
  Fortune Brands, Inc.                                                     2,000               150,600
 *Foster (L.B.) Co. Class A                                                  700                 5,460
*#Foster Wheeler, Ltd.                                                     3,500                 4,130
 *Fox Entertainment Group, Inc. Class A                                  115,800             3,120,810
 *FPIC Insurance Group, Inc.                                               1,800                48,600
 *FreeMarkets, Inc.                                                       13,200                90,024
  Fremont General Corp.                                                   32,300               725,135
 *Friede Goldman Halter, Inc.                                                100                     0
 *Frontier Airlines, Inc.                                                  9,200                85,560
 *Frozen Food Express Industries, Inc.                                     4,300                29,455
*#FuelCell Energy, Inc.                                                   12,200               193,614
  Fuller (H.B.) Co.                                                       10,100               270,579
  Furniture Brands International, Inc.                                    24,200               623,634
  G & K Services, Inc. Class A                                             4,843               190,572
 *G-III Apparel Group, Ltd.                                                  500                 4,507
  GameTech International, Inc.                                               800                 3,608
 *Gardner Denver Machinery, Inc.                                           5,500               144,045
 *Gateway, Inc.                                                           24,100                97,605
 #GATX Corp.                                                              14,097               339,879
 *Gaylord Entertainment Co.                                               34,760               999,350
 *Gehl Co.                                                                   400                 6,796
 #Gencorp, Inc.                                                           27,600               313,536
 *Gene Logic, Inc.                                                         4,600                18,124
 *General Binding Corp.                                                    2,600                34,918
 *General Communications, Inc. Class A                                    16,200               128,466
  General Electric Co.                                                       139                 4,326
 #General Motors Corp.                                                   301,300            13,676,007
 *Genesee Corp. Class B                                                      100                   382
 *Genesis Microchip, Inc.                                                  9,200               148,580
 *Genlyte Group, Inc.                                                      6,100               358,497
 *Gentiva Health Services, Inc.                                            2,800                44,464
  Genuine Parts Co.                                                        3,800               143,032
  Georgia-Pacific Corp.                                                  155,700             5,577,174
 *Getty Images, Inc.                                                      17,800             1,002,140
  Gibraltar Steel Corp.                                                    7,600               220,020
  Glatfelter (P.H.) Co.                                                   11,200               137,088
 *Global Payment Technologies, Inc.                                          400                 1,468
 *Globecomm Systems, Inc.                                                 10,200                59,772

                                                                          SHARES                VALUE+
                                                                          ------                ------
  Gold Banc Corp.                                                          4,700     $          76,986
*#Goodyear Tire & Rubber Co.                                              52,300               455,010
  Goody's Family Clothing, Inc.                                           35,300               421,482
 *Gottschalks, Inc.                                                        2,400                12,432
*#GP Strategies Corp.                                                      7,600                57,000
  Granite Construction, Inc.                                              14,300               270,270
 *Graphic Packaging Corp.                                                  3,200                20,672
  Gray Television, Inc.                                                   15,940               224,595
  Great American Financial Resources, Inc.                                 2,300                35,075
 *Great Atlantic & Pacific Tea Co., Inc.                                  12,700                88,011
  Great Lakes Chemical Corp.                                              18,000               446,040
  Greenpoint Financial Corp.                                              58,950             2,363,895
 *Grey Wolf, Inc.                                                         15,200                55,480
 *Griffin Land & Nurseries, Inc. Class A                                     400                10,118
 *Griffon Corp.                                                           27,170               632,518
 *Group 1 Automotive, Inc.                                                19,100               613,110
 *Group 1 Software, Inc.                                                     800                18,288
 *GSI Commerce, Inc.                                                       9,700                79,540
 *GTSI Corp.                                                               1,600                19,072
 *Guess, Inc.                                                             12,900               198,660
  Gulf Island Fabrication, Inc.                                            2,900                55,100
 *Ha-Lo Industries, Inc.                                                  19,500                    27
 *Hain Celestial Group, Inc.                                              15,100               267,270
 *Hall Kinion Associates, Inc.                                             4,400                18,216
  Hancock Holding Co.                                                      4,500               123,660
  Handleman Co.                                                           25,400               568,960
 *Hanger Orthopedic Group, Inc.                                            7,900               130,350
 *Hanover Compressor Co.                                                  15,100               158,097
  Harbor Florida Bancshares, Inc.                                          5,200               145,964
  Harleysville Group, Inc.                                                11,800               222,902
 *Harmonic, Inc.                                                           2,400                15,336
  Harrahs Entertainment, Inc.                                              2,600               133,640
  Harris Corp.                                                            17,800               823,072
 *Harris Interactive, Inc.                                                 5,600                41,664
  Hartford Financial Services Group, Inc.                                178,600            11,809,032
 *Harvard Bioscience, Inc.                                                14,700                69,090
 *Harvest Natural Resources, Inc.                                          3,800                48,260
  Hasbro, Inc.                                                           229,000             4,502,140
 *Hauppauge Digital, Inc.                                                  1,200                 7,633
 *Hawk Corp.                                                                 600                 3,135
 *Hawthorne Financial Corp.                                                3,450               121,543
  HCC Insurance Holdings, Inc.                                            11,800               391,052
 *Health Net Inc                                                          18,000               423,000
  Healthcare Services Group, Inc.                                          1,200                18,648
  Hearst-Argyle Television, Inc.                                          43,100             1,127,065
 *Hector Communications Corp.                                                200                 4,000
  Heico Corp.                                                              8,700               127,977
  Heico Corp. Class A                                                        870                10,283
 *Heidrick & Struggles International, Inc.                                 7,400               206,756
  Helmerich & Payne, Inc.                                                 30,700               765,965
 *Hercules, Inc.                                                             100                 1,058
 *Heritage Commerce Corp.                                                    800                11,352
 *Herley Industries, Inc.                                                  2,200                45,210
  Hewlett-Packard Co.                                                    439,900             9,343,476
 *Hexcel Corp.                                                             5,000                42,500
  Hibernia Corp.                                                           1,900                45,600
  Hilton Hotels Corp.                                                     42,400               735,640
 *Hines Horticulture, Inc.                                                 1,600     $           6,944
  HMN Financial, Inc.                                                      3,600                90,468
 *HMS Holdings Corp.                                                       4,500                24,300
 *Hollywood Entertainment Corp.                                           15,400               204,512
 *Hologic, Inc.                                                            6,500               133,640
  Hooper Holmes, Inc.                                                     15,800                88,480
  Horace Mann Educators Corp.                                             12,700               215,011
  Horizon Financial Corp.                                                  1,900                34,998
 *Horizon Health Corp.                                                     2,000                46,000
 *Horizon Offshore, Inc.                                                   7,300                 8,906
  Horton (D.R.), Inc.                                                     82,755             2,391,619
 *Houston Exploration Co.                                                 13,400               633,284
 *Hub Group, Inc. Class A                                                    500                16,360
 *Hudson Highland Group, Inc.                                              3,390                94,072
 #Hughes Supply, Inc.                                                     21,200             1,144,800
 *Human Genome Sciences, Inc.                                                900                 9,783
 *Humana, Inc.                                                            94,100             1,606,287
 #Hunt (J.B.) Transport Services, Inc.                                    50,000             1,637,000
 #Huntington Bancshares, Inc.                                              2,500                56,675
 *Hutchinson Technology, Inc.                                             22,300               588,943
 *Huttig Building Products, Inc.                                           4,400                36,300
 *Hypercom Corp.                                                          21,100               141,792
 *Ibis Technology Corp.                                                    1,600                12,320
 *Identix, Inc.                                                           27,179               197,048
 #Idex Corp.                                                               8,500               405,450
 *IDT Corp.                                                               10,500               184,695
 *IDT Corp. Class B                                                        1,100                19,800
 *iGate Capital Corp.                                                     20,600                91,876
  IHOP Corp.                                                               7,300               262,800
  Ikon Office Solutions, Inc.                                            100,500             1,107,510
 *ILEX Oncology, Inc.                                                     10,099               233,792
 *Illumina, Inc.                                                          24,400               154,696
  ILX Resorts, Inc.                                                          200                 2,014
 *Image Entertainment, Inc.                                                4,800                16,560
  Imation Corp.                                                           31,300             1,288,308
  IMC Global, Inc.                                                            56                   697
 *IMCO Recycling, Inc.                                                     3,900                49,140
 *ImmunoGen, Inc.                                                          4,400                35,244
*#Impath, Inc.                                                               600                 3,390
 *Impco Technologies, Inc.                                                 3,700                21,201
 *Imperial Sugar Co.                                                         300                 3,543
  Independence Community Bank Corp.                                       49,687             1,864,256
 #IndyMac Bancorp, Inc.                                                   22,400               736,960
 *Inet Technologies, Inc.                                                  9,200                81,972
  Infinity Property & Casualty Corp.                                       6,400               199,680
 *InFocus Corp.                                                              300                 2,418
 *Infonet Services Corp.                                                  58,600               100,792
 *Information Holdings, Inc.                                               6,800               181,696
 *Inforte Corp.                                                            6,700                72,494
 *InfoSpace, Inc.                                                          8,500               310,930
  Ingles Market, Inc. Class A                                              2,000                21,200
 *Ingram Micro, Inc.                                                      71,200             1,028,840
 *Innotrac Corp.                                                             200                 1,850
 *Innovative Solutions & Support, Inc.                                     1,100                21,979
 *Innovex, Inc.                                                            4,500                24,255
 *Insight Communications Co., Inc.                                         9,450                90,342
 *Insight Enterprises, Inc.                                               16,100               295,596
 *Insituform Technologies, Inc. Class A                                    4,500                68,850
 *Inspire Pharmaceuticals, Inc.                                            5,100                87,363
 *Instinet Group, Inc.                                                    37,500               247,125

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *Insurance Auto Auctions, Inc.                                            6,900     $         112,884
  Integra Bank Corp.                                                       4,100                86,059
 *IntegraMed America, Inc.                                                   200                 1,456
 *Integrated Device Technology, Inc.                                      49,000               714,420
 *Integrated Electrical Services, Inc.                                    35,700               321,300
 *Interactive Data Corp.                                                   2,200                37,290
 *InterActiveCorp                                                        214,503             6,705,364
 *Interface, Inc. Class A                                                 19,800               138,600
 *Intergraph Corp.                                                        40,200             1,010,628
 *Interland, Inc.                                                          5,400                15,714
 *Interlink Electronics, Inc.                                              1,800                18,090
  Intermet Corp.                                                           1,900                 7,809
 *International Multifoods Corp.                                           8,000               199,680
  International Paper Co.                                                206,912             8,675,820
 *International Rectifier Corp.                                           25,900             1,146,593
  International Speedway Corp. Class A                                     1,000                46,650
 *Internet Security Systems, Inc.                                         16,600               262,612
 *Interphase Corp.                                                         1,100                10,449
  Interpool, Inc.                                                          4,500                75,937
  Intersil Corp.                                                          77,900             1,655,375
  Interstate Bakeries Corp.                                               14,600               153,300
 *Interstate Hotels & Resorts, Inc.                                        1,100                 5,885
 *Intest Corp.                                                               600                 3,450
 *Invitrogen Corp.                                                        30,600             2,125,170
  Iomega Corp.                                                               200                   968
*#Ionics, Inc.                                                            11,900               300,594
*#IPIX Corp.                                                               1,700                14,263
*#Iron Mountain, Inc.                                                        300                13,281
  Irwin Financial Corp.                                                    9,700               246,865
  Isco, Inc.                                                                 200                 3,186
 *ITLA Capital Corp.                                                         400                16,040
 *IXYS Corp.                                                              21,522               201,231
 *J & J Snack Foods Corp.                                                  1,700                67,592
 *J Net Enterprises, Inc.                                                    600                   900
 *Jack in the Box, Inc.                                                   12,000               335,640
 *Jaco Electronics, Inc.                                                   1,400                 6,973
 *Jacuzzi Brands, Inc.                                                    19,300               164,822
 *Jakks Pacific, Inc.                                                      2,400                42,672
  Janus Capital Group, Inc.                                              244,500             4,002,465
 *Jarden Corp.                                                             1,500                52,500
 *JDA Software Group, Inc.                                                 8,900               112,585
  Jefferies Group, Inc.                                                   22,800               746,244
  Jefferson-Pilot Corp.                                                   60,500             3,105,465
  JLG Industries, Inc.                                                    39,300               495,966
 *Johnson Outdoors, Inc.                                                     500                 9,535
  Jones Apparel Group, Inc.                                               81,400             3,131,458
 *Jones Lang LaSalle, Inc.                                                   700                17,654
 *Jos. A. Bank Clothiers, Inc.                                             1,650                53,773
  Joy Global, Inc.                                                         5,000               137,500
 *K-Tron International, Inc.                                                 200                 4,268
 *K2, Inc.                                                                 9,924               146,081
 *Kadant, Inc.                                                             5,657               114,441
 *Kaiser Aluminum Corp.                                                    2,900                   101
  Kaman Corp. Class A                                                      5,932                69,879
 *Kansas City Southern Industries, Inc.                                   29,300               380,900
  KB Home Corp.                                                            1,000                65,880
 *Keane, Inc.                                                             26,300               377,405
 *Keith Companies, Inc.                                                    2,400                33,648
  Kellwood Co.                                                            94,700             3,854,290
  Kelly Services, Inc.                                                     7,804     $         216,483
 *Kemet Corp.                                                             41,500               504,225
  Kennametal, Inc.                                                        27,400             1,167,240
 *Kennedy-Wilson, Inc.                                                       900                 6,120
  Kerr-McGee Corp.                                                        45,346             2,233,290
 *Key Energy Group, Inc.                                                  51,500               498,520
  KeyCorp                                                                215,100             6,756,291
 *Keynote Systems, Inc.                                                   12,100               157,905
 *Keystone Automotive Industries, Inc.                                     4,700               129,250
 *Kforce, Inc.                                                             1,676                15,352
  Kimball International, Inc. Class B                                      5,300                73,352
 *Kindred Healthcare, Inc.                                                 8,600               213,624
 *King Pharmaceuticals, Inc.                                               8,300               110,888
 *Kirby Corp.                                                              8,300               293,820
  Knight Ridder, Inc.                                                      1,700               129,166
 *Knight Trading Group, Inc.                                              77,000               882,420
 *Korn/Ferry International                                                17,000               236,130
 #Kraft Foods, Inc.                                                      329,700             9,844,842
 *Kroll, Inc.                                                                451                16,480
  Kronos Worldwide, Inc.                                                      53                 1,643
 *Kulicke & Soffa Industries, Inc.                                         8,500                97,495
 #La-Z-Boy, Inc.                                                          16,700               308,115
 *LaBarge, Inc.                                                            1,900                14,440
 *Labor Ready, Inc.                                                        6,700                81,539
 *LaCrosse Footwear, Inc.                                                    400                 3,144
  Ladish Co., Inc.                                                         3,000                26,100
  LaFarge North America, Inc.                                             54,900             2,418,894
 *Lakes Entertainment, Inc.                                                1,600                19,776
 *Lamson & Sessions Co.                                                   12,800                96,640
  Lance, Inc.                                                             14,100               215,025
 *Lancer Corp.                                                               700                 4,480
  Landamerica Financial Group, Inc.                                       17,100               682,119
 *Landec Corp.                                                             3,300                23,397
  Landry's Restaurants, Inc.                                              25,200               756,000
 *Laureate Education, Inc.                                                33,800             1,241,136
 *Lawson Software, Inc.                                                    5,800                41,586
 *Layne Christensen Co.                                                      800                13,488
 *Lazare Kaplan International, Inc.                                          500                 4,400
 *LCC International, Inc. Class A                                          2,700                11,178
  Lear Corp.                                                              56,700             3,358,341
 *Lecroy Corp.                                                             1,100                20,273
  Leggett and Platt, Inc.                                                  1,800                45,504
  Lehman Brothers Holdings, Inc.                                           3,000               226,950
  Lennar Corp. A Shares                                                   34,400             1,578,960
  Lennar Corp. B Shares                                                    3,440               147,301
  Lennox International, Inc.                                              45,700               753,136
 *Lesco, Inc.                                                              4,200                54,306
*#Level 3 Communications, Inc.                                            40,500               157,950
 *Lexicon Genetics, Inc.                                                  15,000               105,150
  Liberty Corp.                                                            5,300               246,715
 *Liberty Media Corp.                                                  1,421,700            15,610,266
 *Lightbridge, Inc.                                                        3,300                17,391
  Lilly (Eli) & Co.                                                          676                49,801
  Limited Brands, Inc.                                                    16,400               316,520
  Lincoln National Corp.                                                  80,200             3,808,698
  Lithia Motors, Inc. Class A                                              5,200               124,384
 #LNR Property Corp.                                                      27,200             1,366,800
  Lockheed Martin Corp.                                                  133,500             6,613,590
  Loews Corp.                                                            175,000            10,085,250
 *LogicVision, Inc.                                                       10,600                31,683

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *Logility, Inc.                                                           1,000     $           4,450
  Lone Star Steakhouse & Saloon, Inc.                                     41,400             1,051,560
 *Lone Star Technologies, Inc.                                            11,300               227,356
  Longs Drug Stores Corp.                                                 29,800               638,316
  Longview Fibre Co.                                                      25,400               324,104
 #Louisiana-Pacific Corp.                                                130,100             3,005,310
  LSI Industries, Inc.                                                     1,350                15,525
 *LSI Logic Corp.                                                        177,500             1,455,500
 *LTX Corp.                                                               15,451               164,553
  Lubrizol Corp.                                                          20,300               672,133
 *Luby's, Inc.                                                             1,500                 8,280
 *Lydall, Inc.                                                             4,800                42,384
  Lyondell Chemical Co.                                                   71,600             1,182,832
 *M & F Worldwide Corp.                                                    1,500                19,500
  M/I Schottenstein Homes, Inc.                                            8,100               344,007
 *Mac-Gray Corp.                                                             500                 3,205
 *Macromedia, Inc.                                                        20,900               543,400
 *Madden (Steven), Ltd.                                                      800                15,448
  MAF Bancorp, Inc.                                                       13,800               607,890
*#Magna Entertainment Corp.                                                7,000                36,540
 *Magnetek, Inc.                                                           4,900                38,269
 *Magnum Hunter Resources, Inc.                                           24,600               247,722
 *Main Street & Main, Inc.                                                 2,000                 4,100
 *MAIR Holdings, Inc.                                                      6,100                48,800
  Mandalay Resort Group                                                   39,500             2,166,575
  Manor Care, Inc.                                                        29,800               933,634
 *Manugistic Group, Inc.                                                  12,600                56,070
  Manulife Financial Corp.                                               284,353            11,038,583
 *Mapinfo Corp.                                                            6,700                67,000
  Marathon Oil Corp.                                                     199,900             6,664,666
  Marcantile Bankshares Corp.                                              2,381               111,169
 *Marimba, Inc.                                                            7,200                58,896
 *MarineMax, Inc.                                                          7,200               191,880
 *MarketWatch.com, Inc.                                                   16,700               190,046
  MarkWest Hydrocarbon, Inc.                                                 660                 7,062
  Martin Marietta Materials, Inc.                                         22,300               955,109
  Massey Energy Co.                                                       35,800               881,396
 *Mastec, Inc.                                                            21,500                91,805
 *Material Sciences Corp.                                                  3,900                40,365
 *Matria Healthcare, Inc.                                                  2,000                43,700
 *Matrix Bancorp, Inc.                                                       500                 5,950
 *Matrix Service Co.                                                       4,000                42,720
 *Maverick Tube Corp.                                                     14,300               328,900
  Maxcor Financial Group, Inc.                                             3,700                41,329
*#Maxim Pharmaceuticals, Inc.                                              6,300                56,133
*#Maxtor Corp.                                                           139,600               959,052
 *Maxwell Shoe Company, Inc.                                                 900                20,097
 *Maxwell Technologies, Inc.                                                 700                11,123
 *Maxygen, Inc.                                                            5,300                53,212
  May Department Stores Co.                                               25,100               719,366
  MBIA, Inc.                                                             111,750             6,189,832
  MCG Capital Corp.                                                        6,900               106,881
  McGrath Rent Corp.                                                       3,004                93,575
  McKesson Corp.                                                         161,900             5,569,360
  McRae Industries, Inc. Class A                                           2,200                21,890
  MDC Holdings, Inc.                                                      15,665             1,007,729
 *Meade Instruments Corp.                                                 16,000                51,200
 *Meadowbrook Insurance Group, Inc.                                        2,200                11,154
  MeadWestavco Corp.                                                      90,400             2,496,848
*#Medarex, Inc.                                                           18,200               152,334
 *Medco Health Solutions, Inc.                                            44,100     $       1,544,823
  Media General, Inc. Class A                                             13,800               949,716
 *Medquist, Inc.                                                           8,300               102,339
 *MEDTOX Scientific, Inc.                                                  2,500                25,500
 *Mens Warehouse, Inc.                                                    12,700               331,343
 *Merix Corp.                                                              9,400               100,580
 *Merrimac Industries, Inc.                                                1,100                10,175
 *Mesa Air Group, Inc.                                                    12,000                92,040
 *Meta Group, Inc.                                                         2,900                13,340
  MetLife, Inc.                                                          759,500            27,000,225
 *Metris Companies, Inc.                                                   5,600                42,280
 *Metro-Goldwyn-Mayer, Inc.                                              186,200             2,213,918
 *Metrologic Instruments, Inc.                                             7,200               106,704
  MGIC Investment Corp.                                                  111,100             8,110,300
 *MGM Grand, Inc.                                                         91,900             4,081,279
  Michaels Stores, Inc.                                                   30,800             1,609,300
 *Micro Linear Corp.                                                       4,200                25,326
 *Micromuse, Inc.                                                         22,000               130,240
*#Micron Technology, Inc.                                                228,000             3,426,840
 *Microsemi Corp.                                                         18,400               225,216
 *Microtune, Inc.                                                          5,600                19,152
  Middleby Corp.                                                             600                36,702
  Midland Co.                                                              2,000                52,240
*#Midway Games, Inc.                                                       3,200                34,688
  Millennium Chemicals, Inc.                                                 900                15,282
*#Millennium Pharmaceuticals, Inc.                                       131,300             1,957,683
 *Miller Industries, Inc.                                                  8,700                79,257
  Mine Safety Appliances Co.                                               3,900               116,493
  Minerals Technologies, Inc.                                             18,600             1,069,500
 *MIPS Technologies, Inc.                                                  2,700                18,738
 *Misonix, Inc.                                                            4,500                37,890
 *Mission Resources Corp.                                                  5,400                29,052
 *MKS Instruments, Inc.                                                   16,200               378,432
 *Mobile Mini, Inc.                                                        5,900               125,788
 *Mobius Management Systems, Inc.                                          1,300                 7,800
  Modine Manufacturing Co.                                                 6,900               208,035
 *Modtech Holdings, Inc.                                                   1,800                12,600
 *Moldflow Corp.                                                           2,000                22,320
 *Molecular Devices Corp.                                                  4,600                78,430
  Monaco Coach Corp.                                                       3,200                80,128
 *Mondavi (Robert) Corp. Class A                                           4,800               167,136
 *Monro Muffler Brake, Inc.                                                  900                22,302
  Monsanto Co.                                                           119,100             4,108,950
 *Monster Worldwide, Inc.                                                 45,200             1,144,012
*#Mony Group, Inc.                                                        41,500             1,296,460
 *Moog, Inc. Class A                                                       5,175               160,942
  Movado Group, Inc.                                                       6,600               202,620
 *MPS Group, Inc.                                                         86,100               953,988
 *MRO Software, Inc.                                                      33,300               475,857
 *MSC Software Corp.                                                       8,500                75,990
  Mueller Industries, Inc.                                                16,200               529,740
  Myers Industries, Inc.                                                  10,100               136,451
 *Nabi Biopharmaceuticals                                                 16,200               272,160
  Nacco Industries, Inc. Class A                                           7,300               647,802
 *Nanometrics, Inc.                                                        2,200                28,138
*#Napco Security Systems, Inc.                                               400                 3,520
  Nash-Finch Co.                                                           3,200                60,160
 *Nashua Corp.                                                               400                 3,692
 *NATCO Group, Inc. Class A                                                1,500                11,460
 *National RV Holdings, Inc.                                               1,800                21,420
 *National Semiconductor Corp.                                            10,000               216,700

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *National Western Life Insurance Co. Class A                                900     $         131,535
  Nationwide Financial Services, Inc.                                     30,200             1,103,810
 *Natrol, Inc.                                                               900                 2,475
  Nature's Sunshine Products, Inc.                                           100                 1,490
 *Natus Medical, Inc.                                                      3,300                16,929
 *Navigant International, Inc.                                             6,200               107,756
 *Navigators Group, Inc.                                                     600                17,340
 *NCI Building Systems, Inc.                                              14,800               430,236
 *NCO Group, Inc.                                                         13,197               327,154
 *NCR Corp.                                                                6,300               303,912
  Neiman Marcus Group, Inc.                                               13,700               706,920
 *Nektar Therapeutics                                                     21,400               459,886
 *Neoforma, Inc.                                                             200                 2,274
 *NEON Systems, Inc.                                                         700                 2,457
 *Neopharm, Inc.                                                           1,610                17,710
 *NES Rentals Holdings, Inc.                                                   5                    41
 *Netegrity, Inc.                                                          8,300                78,186
 *Netopia, Inc.                                                              300                 1,740
 *NetRatings, Inc.                                                        33,900               474,261
 *Netscout System, Inc.                                                   22,100               152,269
 *NetSolve, Inc.                                                           3,200                31,846
 *Network Associates, Inc.                                                12,000               199,800
 *Network Equipment Technologies, Inc.                                    26,700               196,512
 #New Century Financial Corp.                                             11,400               497,154
  New Jersey Resources Corp.                                               5,500               215,985
 *Newfield Exploration Co.                                                23,890             1,188,527
  Newmont Mining Corp.                                                     2,294                91,095
 *Newpark Resources, Inc.                                                 26,000               146,900
 *Newport Corp.                                                           24,700               358,891
 *NIC, Inc.                                                                8,000                44,160
  NL Industries, Inc.                                                     11,500               143,750
 *NMT Medical, Inc.                                                        1,500                 5,708
 *Nobel Learning Communities, Inc.                                           400                 2,630
  Noble Energy, Inc.                                                      18,700               847,858
 #Nordstrom, Inc.                                                          1,900                77,045
  Norfolk Southern Corp.                                                 339,800             8,233,354
 *North American Scientific, Inc.                                          5,800                51,910
  Northrop Grumman Corp.                                                 116,262            11,990,100
  Northwest Bancorp, Inc.                                                  2,300                51,152
 *Northwest Pipe Co.                                                         500                 7,350
 *Novell, Inc.                                                           205,000             1,867,550
 *Nu Horizons Electronics Corp.                                           12,600               102,438
  Nucor Corp.                                                             35,800             2,357,430
 *Nutraceutical International Corp.                                        2,200                53,922
 *Nuvelo, Inc.                                                                21                   183
  NWH, Inc.                                                                3,600                67,554
 *NYFIX, Inc.                                                              9,700                48,888
 *O.I. Corp.                                                                 200                 1,682
 *Obie Media Corp.                                                           400                 1,412
  Occidental Petroleum Corp.                                              15,100               667,420
  OceanFirst Financial Corp.                                               2,400                53,520
 *Ocular Sciences, Inc.                                                    1,900                63,479
 *Ocwen Financial Corp.                                                   39,300               488,892
 #Odyssey Re Holdings Corp.                                               52,000             1,313,000
 *Office Depot, Inc.                                                     215,300             3,518,002
 *Offshore Logistics, Inc.                                                16,400               376,708
 *Ohio Casualty Corp.                                                     48,700               913,125
 *Oil States International, Inc.                                          17,700               251,340
 *Old Dominion Freight Lines, Inc.                                           450                12,497
  Old Republic International Corp.                                        91,250     $       2,076,850
  Olin Corp.                                                                 448                 7,370
 *Olympic Steel, Inc.                                                      2,500                35,500
 *OM Group, Inc.                                                           9,300               248,217
 *Omega Protein Corp.                                                      2,500                27,000
  Omnicare, Inc.                                                          64,800             2,786,400
 *Omnova Solutions, Inc.                                                  10,500                54,180
*#Oneida, Ltd.                                                             2,600                 3,224
 *Onvia.com, Inc.                                                            200                 1,174
 *Onyx Acceptance Corp.                                                      400                 6,060
 *Onyx Pharmacueticals, Inc.                                               5,600               263,032
 *OPENT Technologies, Inc.                                                23,600               328,748
 *Openwave Systems Inc                                                    10,900               121,753
 *Opinion Research Corp.                                                   5,300                36,782
  Option Care, Inc.                                                        5,000                67,350
 *Orbital Sciences Corp.                                                  37,100               465,605
 *Oregon Steel Mills, Inc.                                                 5,500                61,985
 *Orleans Homebuilders, Inc.                                                 600                10,980
*#Orthodontic Centers of America, Inc.                                     2,900                24,795
 *Osteotech, Inc.                                                          4,100                25,584
 *Overland Storage, Inc.                                                   2,800                40,096
  Overseas Shipholding Group, Inc.                                        19,200               732,288
 *Owens-Illinois, Inc.                                                    81,700             1,211,611
 *OYO Geospace Corp.                                                         900                15,740
  Paccar, Inc.                                                             3,825               213,435
 *Pacific Mercantile Bancorp                                               1,000                10,900
 *Pacificare Health Systems, Inc.                                         31,600             1,166,988
 *Packeteer, Inc.                                                          7,100               101,459
 *Pactiv Corp.                                                             1,800                42,444
 *Pain Therapeutics, Inc.                                                 10,700                83,674
 *Palm Harbor Homes, Inc.                                                  6,800               128,792
*#Palmone Inc                                                              4,015                85,238
 *Palmsource Inc                                                           1,243                25,171
 *PAM Transportation Services, Inc.                                          400                 7,400
 *PanAmSat Corp.                                                           8,200               190,486
 *Panavision, Inc.                                                           600                 3,885
 *Par Technology Corp.                                                       600                 6,240
 *Paradyne Networks Corp.                                                 10,200                48,246
 *Parallel Petroleum Corp.                                                 4,500                17,771
 *Parexel International Corp.                                              7,400               146,446
  Park Electrochemical Corp.                                               3,400                84,864
 *Parker Drilling Co.                                                     11,900                38,199
  Parker-Hannifin Corp.                                                    2,600               144,456
 *Park-Ohio Holdings Corp.                                                 2,800                33,880
 *Parlex Corp.                                                             3,300                20,031
 *Pathmark Stores, Inc.                                                    4,400                29,700
 *Patriot Transportation Holding, Inc.                                       200                 7,235
 *Paxar Corp.                                                             11,000               202,730
 *PC Connection, Inc.                                                     17,661               135,460
 *PC Mall, Inc.                                                            2,300                37,927
 *PC-Tel, Inc.                                                             7,700                84,238
 *PDI, Inc.                                                                3,300                95,040
 #Peabody Energy Corp.                                                    34,900             1,735,926
 *Pediatrix Medical Group, Inc.                                            5,100               337,110
*#Pegasus Communications Corp.                                             1,600                25,952
 *Pegasus Solutions, Inc.                                                  9,200               105,800
 *Pegasystems, Inc.                                                       23,000               195,730
  Pelican Financial, Inc.                                                    300                 1,491
 *Pemstar, Inc.                                                            6,700                17,621
  Penn Virginia Corp.                                                      1,200                74,760

                                                                          SHARES                VALUE+
                                                                          ------                ------
  Penn-America Group, Inc.                                                 2,700     $          35,640
  Penney (J.C.) Co., Inc.                                                235,400             8,422,612
 #Pep Boys - Manny, Moe & Jack                                            62,500             1,530,625
  PepsiAmericas, Inc.                                                    169,900             3,608,676
 *Performance Food Group Co.                                                 500                16,420
 *Performance Technologies, Inc.                                           1,400                15,176
 *Pericom Semiconductor Corp.                                              8,200                87,822
  PerkinElmer, Inc.                                                       60,300             1,176,453
  Perrigo Co.                                                              2,700                55,242
 *Perry Ellis International, Inc.                                            600                14,388
 *Petrocorp, Inc. Escrow Shares                                              900                    54
 *Petroleum Development Corp.                                              4,900               120,393
  PetSmart, Inc.                                                          78,300             2,434,347
  PFF Bancorp, Inc.                                                       21,000               836,220
 *Pharmacopia Drug Discovery, Inc.                                         7,900                54,984
 *Pharmacyclics, Inc.                                                      2,900                34,713
 *Phelps Dodge Corp.                                                      70,800             4,807,320
  Phillips-Van Heusen Corp.                                               12,000               227,160
 *Phoenix Technologies, Ltd.                                               7,400                48,840
 *Photon Dynamics, Inc.                                                    3,800               122,626
 *Photronics, Inc.                                                        11,200               198,016
 *Piccadilly Cafeterias, Inc.                                              1,800                     2
 *Pico Holdings, Inc.                                                      9,700               177,025
  Pier 1 Imports, Inc.                                                    18,600               350,610
  Pilgrims Pride Corp. Class B                                            30,700               825,216
 *Pinnacle Entertainment, Inc.                                             5,400                61,560
 *Pinnacle Systems, Inc.                                                  21,300               154,851
 #Pioneer Natural Resources Co.                                           50,700             1,569,165
 *Pixelworks, Inc.                                                        10,700               193,456
 *Plains Exploration & Production Co.                                     20,910               372,198
 *Plains Resources, Inc.                                                   7,900               135,406
 *Planar Systems, Inc.                                                       800                10,120
 *Plato Learning, Inc.                                                    13,300               140,182
 *Plexus Corp.                                                            13,500               198,315
 *PLX Technology, Inc.                                                     3,800                56,658
  PMA Capital Corp. Class A                                                1,500                10,455
  PMI Group, Inc.                                                        117,100             5,055,207
  Pogo Producing Co.                                                      39,900             1,814,652
 *Polycom, Inc.                                                           40,400               827,796
  PolyMedica Corp.                                                        10,600               306,446
 *Polyone Corp.                                                            1,500                10,335
  Pomeroy IT Solutions, Inc.                                              10,400               132,288
  Pope & Talbot, Inc.                                                      5,100                85,323
  Potlatch Corp.                                                          11,800               445,450
 *Powell Industries, Inc.                                                  1,400                23,926
 *Power-One, Inc.                                                         22,100               222,768
*#Powerwave Technologies, Inc.                                            20,400               163,404
 *PRAECIS Pharmaceuticals, Inc.                                           18,600                77,562
  Precision Castparts Corp.                                               51,955             2,436,170
  Preformed Line Products Co.                                                300                 8,250
 *Premier Financial Bancorp                                                  400                 3,684
  Presidential Life Corp.                                                  8,448               142,940
 *Presstek, Inc.                                                          16,700               172,177
 *PRG-Schultz International, Inc.                                          3,597                16,222
 *Price Communications Corp.                                              12,038               173,949
*#Pride International, Inc.                                               78,700             1,237,164
 *Prime Hospitality Corp.                                                 31,800               315,138
 *Prime Medical Services, Inc.                                             7,900                46,215
  Principal Financial Group, Inc.                                        309,100            10,803,045
 *Proassurance Corp.                                                      15,200               502,664
*#Procom Technology, Inc.                                                    900                 1,098
 *Progenics Pharmaceuticals, Inc.                                          1,400     $          24,570
 *Protection One, Inc.                                                    26,200                 5,109
  Protective Life Corp.                                                   33,800             1,249,924
 *Protein Design Labs, Inc.                                               30,500               595,055
  Providence & Worcester Railroad Co.                                      1,500                15,300
  Provident Financial Group, Inc.                                          5,100               204,204
  Provident Financial Holdings, Inc.                                         675                16,808
 *Providian Financial Corp.                                              117,300             1,595,280
 *Province Healthcare Co.                                                 14,300               229,086
  Prudential Financial, Inc.                                             506,200            22,424,660
*#PSS World Medical, Inc.                                                 64,000               643,200
 *PTEK Holdings, Inc.                                                      8,400                88,116
  Pulitzer, Inc.                                                           2,900               136,445
  Pulte Homes Inc.                                                       141,022             7,438,911
 *PW Eagle, Inc.                                                             500                 1,715
  Quaker Fabric Corp.                                                      5,800                46,226
  Quanex Corp.                                                            12,100               539,055
 *Quanta Services, Inc.                                                   18,400                97,520
 *Quantum Corp.- DLT                                                      12,500                36,875
  Questar Corp.                                                           37,800             1,385,370
 *Quicklogic Corp.                                                         2,100                 6,298
 *Quidel Corp.                                                             1,600                 8,944
 *Quovadx, Inc.                                                            6,564                 7,023
*#Qwest Communications International, Inc.                                97,900               367,125
  Radian Group, Inc.                                                     123,804             5,694,984
 *Radio One, Inc.                                                         12,500               216,000
 *RadiSys Corp.                                                            7,200               119,952
 *Railamerica, Inc.                                                       23,700               302,175
 *Ralcorp Holdings, Inc.                                                   5,100               170,085
  Range Resources Corp.                                                   20,600               244,522
  Raytheon Co.                                                           276,200             9,183,650
 *RC2 Corp.                                                                3,900               109,044
 *RCM Technologies, Inc.                                                     800                 4,280
*#RCN Corp.                                                               18,600                 3,348
 *RealNetworks, Inc.                                                      43,700               262,637
 *Redhook Ale Brewery, Inc.                                                5,900                12,862
  Reebok International, Ltd.                                              27,200               986,000
  Regal-Beloit Corp.                                                       8,000               163,600
 *Regent Communications, Inc.                                             34,600               204,140
  Regions Financial Corp.                                                 82,000             3,117,640
 *Register.Com, Inc.                                                       5,600                29,232
  Reinsurance Group of America, Inc.                                      39,900             1,586,025
  Reliance Steel & Aluminum Co.                                           13,300               486,647
 *Reliant Resources, Inc.                                                124,900             1,237,759
 *Remec, Inc.                                                             11,600                75,980
 *RemedyTemp, Inc.                                                           400                 5,209
 *Rent-Way, Inc.                                                           9,500                88,350
 *Republic First Bancorp, Inc.                                               500                 5,950
 *Res-Care, Inc.                                                           1,610                22,331
  Resource America, Inc.                                                  16,600               361,880
 *Respironics, Inc.                                                        6,200               329,778
 *Restoration Hardware, Inc.                                               4,500                30,195
 *Retek, Inc.                                                             16,500               107,580
 *Rex Stores Corp.                                                         4,250                52,275
 *RF Monolithics, Inc.                                                     8,100                77,598
  Richardson Electronics, Ltd.                                            13,800               156,078
  Riggs National Corp.                                                    20,700               452,088
 *Riviera Holdings Corp.                                                     300                 2,607
  RJ Reynolds Tobacco Holdings, Inc.                                      38,000             2,135,600
  RLI Corp.                                                                9,800               352,506

                                                                          SHARES                VALUE+
                                                                          ------                ------
  Robbins & Myers, Inc.                                                    5,200     $         114,920
  Rock of Ages Co.                                                           300                 2,439
*#Rockford Corp.                                                           3,600                17,820
  Rock-Tenn Co. Class A                                                   16,700               268,369
 *Rocky Shoes & Boots, Inc.                                                  300                 6,138
 *Rofin-Sinar Technologies, Inc.                                             800                20,937
  Rohm & Haas Co.                                                          1,000                38,540
*#Rowan Companies, Inc.                                                  123,500             2,714,530
  RPM, Inc.                                                               92,000             1,353,320
 *RSA Security, Inc.                                                      24,400               447,496
 *RTI International Metals, Inc.                                          20,900               303,259
 *Rubio's Restaurants, Inc.                                                3,400                22,508
  Ruddick Corp.                                                           11,800               242,608
 *Rush Enterprises, Inc. Class A                                             500                 5,905
 *Rush Enterprises, Inc. Class B                                             500                 6,069
  Russ Berrie & Co., Inc.                                                 10,100               272,700
  Russell Corp.                                                           25,800               422,604
 *Ryan's Family Steak Houses, Inc.                                        43,050               724,532
  Ryder System, Inc.                                                      83,000             3,083,450
  Ryerson Tull, Inc.                                                       7,100                95,211
  Ryland Group, Inc.                                                      11,000               875,600
  Sabre Holdings Corp.                                                    47,100             1,201,050
  Safeco Corp.                                                           107,900             4,526,405
 *Safeguard Scientifics, Inc.                                             23,100                58,905
 *SafeNet, Inc.                                                            2,318                54,009
  Saint Paul Companies, Inc.                                             125,700             4,987,776
  Saks, Inc.                                                             129,550             1,944,546
 *San Filippo (John B.) & Son, Inc.                                          400                 9,968
  Sanders Morris Harris Group, Inc.                                        1,100                14,795
 *Sandisk Corp.                                                           47,000             1,158,550
 *Sangamo BioSciences, Inc.                                               28,600               179,322
 *Sanmina Corp.                                                          169,700             1,795,426
  Saucony, Inc. Class B                                                      300                 6,054
  Sauer-Danfoss, Inc.                                                      6,000                93,240
 *Savient Pharmaceuticals, Inc.                                           11,289                27,319
  SBC Communications, Inc.                                             1,182,100            28,015,770
*#Schein (Henry), Inc.                                                    16,900             1,135,004
  Schulman (A.), Inc.                                                     26,300               525,211
  Schweitzer-Maudoit International, Inc.                                   8,100               228,015
 #Scientific-Atlanta, Inc.                                                46,700             1,607,414
 *SCM Microsystems, Inc.                                                   7,900                50,323
 *SCS Transportation, Inc.                                                11,200               254,800
  Seaboard Corp.                                                           1,100               411,400
 *Seabulk International, Inc.                                              7,641                67,776
 *Seachange International, Inc.                                            7,500               111,975
  Seacoast Financial Services Corp.                                        7,600               260,376
*#Seacor Smit, Inc.                                                       12,550               502,502
  Seagate Tax Refund Escrow Shares                                         2,700                     0
 *Sealed Air Corp.                                                        39,700             1,995,719
 #Sears, Roebuck & Co.                                                   160,700             6,106,600
 *Selectica, Inc.                                                         29,900               130,992
  Selective Insurance Group, Inc.                                         22,600               816,538
 *Semitool, Inc.                                                          26,400               302,280
 *SEMX Corp.                                                                 100                    15
 #Sensient Technologies Corp.                                             13,100               264,620
 *Sequa Corp. Class A                                                      3,300               162,195
 *Sequa Corp. Class B                                                        900                45,630
 *Serologicals Corp.                                                      27,200               465,936
 *Service Corp. International                                            178,300             1,283,760
 *SFBC International, Inc.                                                 1,500                36,495
 *Sharper Image Corp.                                                      2,300     $          64,860
 *Shaw Group, Inc.                                                         4,000                47,200
  Sherwin-Williams Co.                                                     3,500               137,550
 *Shiloh Industries, Inc.                                                  4,000                43,520
 *Shoe Carnival, Inc.                                                      3,000                41,340
 *Shopko Stores, Inc.                                                     11,900               162,316
 *Silicon Storage Technology, Inc.                                        32,300               418,285
 *Silicon Valley Bancshares                                               13,700               511,969
  Simmons First National Corp. Class A                                     3,411                82,171
 *SimpleTech, Inc.                                                         2,700                10,152
 *Sinclair Broadcast Group, Inc. Class A                                  29,200               322,660
 *Sipex Corp.                                                             30,000               193,500
 *Sitel Corp.                                                              2,000                 6,260
 *Six Flags, Inc.                                                         29,600               207,200
 *Skechers U.S.A., Inc. Class A                                            5,300                60,950
  Skyline Corp.                                                            1,000                40,020
  Skywest, Inc.                                                           22,200               371,406
*#Skyworks Solutions, Inc.                                                55,980               500,461
 *SL Industries, Inc.                                                        400                 4,320
 *Smart & Final Food, Inc.                                                 7,800               121,212
 *Smith & Wollensky Restaurant Group, Inc.                                 3,700                23,828
  Smith (A.O.) Corp.                                                      13,400               394,630
  Smith (A.O.) Corp. Convertible Class A                                   2,200                64,790
 *Smithfield Foods, Inc.                                                  60,100             1,742,299
 *Smurfit-Stone Container Corp.                                          219,600             3,987,936
  Snap-On, Inc.                                                           23,600               793,668
 *Sola International, Inc.                                                10,100               195,839
 *Solectron Corp.                                                        370,900             2,039,950
  Sonic Automotive, Inc.                                                  23,300               511,435
 *SonicWALL, Inc.                                                         41,100               327,156
  Sound Federal Bancorp, Inc.                                              2,900                37,555
 *Source Information Management, Inc.                                     11,400               119,700
 *Sourcecorp, Inc.                                                         6,000               154,080
  South Financial Group, Inc.                                             27,500               757,900
  South Jersey Industries, Inc.                                            3,300               138,567
 *Southern Energy Homes, Inc.                                              3,200                13,168
 *Southern Union Co.                                                      23,483               472,478
  Southwest Airlines Co.                                                 214,500             3,326,895
 *Southwestern Energy Co.                                                 11,300               288,828
 #Sovereign Bancorp, Inc.                                                203,300             4,421,775
 *Spartan Stores, Inc.                                                     6,700                29,085
  Spartech Corp.                                                           6,500               148,720
 *Specialty Laboratories, Inc.                                             6,900                62,238
 *Spectrum Control, Inc.                                                   3,500                28,665
 *Spherion Corp.                                                          23,900               220,836
 *Spiegel, Inc. Class A Non-Voting                                           200                    12
*#Spinnaker Exploration Co.                                               10,600               353,298
 *Sport Chalet, Inc.                                                         500                 6,250
 #Sprint Corp.                                                           536,188             9,522,699
  SPX Corp.                                                               36,800             1,608,896
  SS&C Technologies, Inc.                                                  1,650                37,934
  St. Joe Corp.                                                            1,900                74,195
 *Staar Surgical Co.                                                       8,200                61,992
 *Stamps.com, Inc.                                                        10,650               140,687
  StanCorp Financial Group, Inc.                                          23,600             1,512,524
  Standard Commercial Corp.                                                3,000                49,470
 *Standard Management Corp.                                                  700                 2,415

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *Standard Microsystems Corp.                                              7,300     $         180,091
  Standard Motor Products, Inc. Class A                                    4,300                60,200
  Standard Pacific Corp.                                                  19,700             1,003,715
  Standard Register Co.                                                   15,000               182,850
  Starwood Hotels and Resorts Worldwide, Inc.                            105,800             4,462,644
  State Auto Financial Corp.                                              15,100               459,946
*#Steel Dynamics, Inc.                                                    31,400               803,840
  Steel Technologies, Inc.                                                 4,100                87,535
  Steelcase, Inc. Class A                                                 42,100               496,780
 *Stein Mart, Inc.                                                        10,400               150,176
 *Steinway Musical Instruments, Inc.                                         600                20,400
 *Stellent, Inc.                                                           8,200                65,354
  Stepan Co.                                                               1,100                26,675
 *Sterling Financial Corp.                                                11,259               359,181
  Stewart & Stevenson Services, Inc.                                       8,700               147,465
 *Stewart Enterprises, Inc.                                               36,500               274,480
  Stewart Information Services Corp.                                      12,000               409,800
 *Stillwater Mining Co.                                                   10,200               154,530
 *Stone Energy Corp.                                                      12,500               561,250
 *Stoneridge, Inc.                                                        16,300               255,258
 *Storage Technology Corp.                                                50,100             1,415,325
 *Stratasys, Inc.                                                            600                15,582
  Strategic Distribution, Inc.                                               200                 2,598
 *Stratus Properties, Inc.                                                   500                 6,250
  Stride Rite Corp.                                                       30,089               317,439
 *Suburban Lodges of America, Inc. Escrow Shares                             900                     0
 *Summa Industries, Inc.                                                   2,200                21,032
 *Sun Microsystems, Inc.                                                 932,000             3,942,360
  Sunoco, Inc.                                                            29,300             1,802,829
*#Sunrise Senior Living, Inc.                                             10,100               364,004
  Sunrise Telecom, Inc.                                                   13,300                35,378
 #Superior Industries International, Inc.                                  9,500               310,175
  Supervalu, Inc.                                                         66,000             2,047,320
  Supreme Industries, Inc.                                                   610                 4,118
  SureWest Communications                                                  3,124               100,187
  Susquehanna Bancshares, Inc.                                            10,700               260,331
 *Swift Energy Corp.                                                      25,900               523,180
 *Swift Transportation, Inc.                                               6,120               109,915
*#Switchboard, Inc.                                                        4,800                37,104
  SWS Group, Inc.                                                         10,800               174,096
 *Sycamore Networks, Inc.                                                119,400               526,554
 *Sykes Enterprises, Inc.                                                 12,700                79,502
 *Symmetricom, Inc.                                                       17,642               139,372
 *Syms Corp.                                                               5,500                44,770
  Sypris Solutions, Inc.                                                     825                15,675
  Tasty Baking Co.                                                         3,800                35,834
  TB Woods Corp.                                                           5,400                41,310
 *TBC Corp.                                                                9,400               238,666
 *Tech Data Corp.                                                         26,200             1,051,668
 *TechTeam Global, Inc.                                                    5,000                38,405
  Tecumseh Products Co. Class A                                            3,500               129,920
  Teleflex, Inc.                                                          18,800               873,636
  Telephone & Data Systems, Inc.                                          40,300             2,887,495
 *Teletech Holdings, Inc.                                                 25,200               189,504
 *Tellabs, Inc.                                                          197,000             1,564,180
 *Telular Corp.                                                            3,400                37,771
  Temple-Inland, Inc.                                                     26,900             1,757,108
 *Tenet Healthcare Corp.                                                  79,450               947,044
 *Teradyne, Inc.                                                          74,300             1,656,147
 *Terex Corp.                                                             42,500     $       1,253,325
 *Terra Industries, Inc.                                                  34,300               158,809
 *Tesoro Petroleum Corp.                                                  16,700               397,794
 *Tetra Tech, Inc.                                                        18,600               315,456
 *Tetra Technologies, Inc.                                                 8,400               200,004
  Texas Genco Holdings, Inc.                                              39,100             1,564,000
  Texas Industries, Inc.                                                  23,600               869,660
  Textron, Inc.                                                           67,600             3,694,340
 *The Banc Corp.                                                           4,200                28,728
  The Brink's Co.                                                         20,300               627,879
 *The DIRECTV Group, Inc.                                                 26,179               461,012
 *The Dress Barn, Inc.                                                    14,800               259,148
 *The Geo Group, Inc.                                                      2,000                38,700
  The Marcus Corp.                                                         8,000               129,600
 #The Phoenix Companies, Inc.                                             36,900               432,099
 *The Sports Authority, Inc.                                               8,103               276,312
 *The Washtenaw Group, Inc.                                                  300                 1,071
 *Theragenics Corp.                                                        3,100                13,237
 *Thermo-Electron Corp.                                                   48,545             1,494,215
 *TheStreet.com, Inc.                                                      6,700                25,192
 *Third Wave Technologies                                                 16,800                81,480
 #Thomas & Betts Corp.                                                    73,600             1,800,256
  Thomas Industries, Inc.                                                  5,100               173,502
*#Thoratec Corp.                                                          49,800               726,582
 *THQ, Inc.                                                               12,838               270,753
 *Three-Five Systems, Inc.                                                 5,900                31,624
 *TIBCO Software, Inc.                                                    72,900               605,070
  Tidewater, Inc.                                                         27,800               768,392
  TierOne Corp.                                                            4,400                91,784
 *Time Warner Telecom, Inc.                                               11,400                48,564
 *Time Warner, Inc.                                                      702,600            11,972,304
 #Timken Co.                                                              43,600               993,644
 *Titan Corp.                                                             12,100               228,569
  Todd Shipyards Corp.                                                     1,100                19,360
*#Toll Brothers, Inc.                                                     34,400             1,407,304
 *Tollgrade Communications, Inc.                                           4,400                48,620
  Topps, Inc.                                                              8,700                75,429
  Torchmark Corp.                                                         79,000             4,281,010
 *Toreador Resources Corp.                                                   500                 2,630
 *Toys R Us, Inc.                                                        147,400             2,317,128
 #Traffix, Inc.                                                           18,100               125,614
 *Trammell Crow Co.                                                       32,400               411,804
 *Trans World Entertainment Corp.                                         40,100               400,198
 *Transkaryotic Therapies, Inc.                                            9,400               135,548
 *Transmontaigne Oil Co.                                                  11,700                68,094
 *Transport Corp. of America                                                 500                 3,600
 *Transpro, Inc.                                                           8,100                47,993
 *TRC Companies, Inc.                                                      2,000                33,020
  Tredegar Industries, Inc.                                               16,900               244,205
 *Triad Guaranty, Inc.                                                     5,600               321,776
 *Triad Hospitals, Inc.                                                   30,562             1,080,672
  Triarc Companies, Inc. Class A                                           6,300                68,355
  Tribune Co.                                                            191,700             9,257,193
 *Trident Microsystems, Inc.                                               4,800                73,440
  Trinity Industries, Inc.                                                25,800               738,138
 *TriPath Imaging, Inc.                                                   19,800               181,764
*#Triquint Semiconductor, Inc.                                            31,700               176,886
 *Triumph Group                                                            5,600               178,136
 *TriZetto Group, Inc.                                                    29,900               195,247
 *Trover Solutions, Inc.                                                   2,800                19,040
 *TTM Technologies, Inc.                                                  12,400               141,360

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *Tufco Technologies, Inc.                                                   300     $           2,547
 *Tyler Technologies, Inc.                                                25,700               228,730
  Tyson Foods, Inc. Class A                                              188,330             3,864,532
 *U.S. Concrete, Inc.                                                     11,700                81,666
 *U.S. Xpress Enterprises, Inc. Class A                                      800                10,360
 *UICI                                                                    45,600               906,528
 *Ulticom, Inc.                                                           21,900               205,860
 *Ultratech Stepper, Inc.                                                  5,500                83,820
  UMB Financial Corp.                                                      9,870               501,890
  Umpqua Holdings Corp.                                                    8,200               155,964
  Unifirst Corp.                                                           4,600               119,600
 *Uni-Marts, Inc.                                                            500                 1,095
  Union Pacific Corp.                                                    211,600            12,340,512
  Union Planters Corp.                                                     3,000                90,330
  Unionbancal Corp.                                                        1,000                57,590
 *Uniroyal Technology Corp.                                                1,600                     2
 *Unisys Corp.                                                            68,700               931,572
 *Unit Corp.                                                              15,400               438,746
  United Auto Group, Inc.                                                 18,100               523,633
  United Community Financial Corp.                                        34,000               411,740
 *United Online, Inc.                                                     23,700               445,323
 *United Rentals, Inc.                                                    60,100             1,027,710
 *United States Cellular Corp.                                            32,800             1,168,008
  United States Steel Corp.                                               63,300             1,921,788
*#United Stationers, Inc.                                                 10,400               392,184
 *United Therapeutics Corp.                                                7,700               182,182
  Unitrin, Inc.                                                           27,500             1,102,750
  Unity Bancorp, Inc.                                                      1,470                19,110
 *Universal American Financial Corp.                                      52,900               579,255
 *Universal Compression Holdings, Inc.                                    10,800               319,572
  Universal Corp.                                                          8,000               376,480
  Universal Forest Products, Inc.                                         16,700               483,632
 *Universal Stainless & Alloy Products, Inc.                                 500                 5,416
 *Univision Communications, Inc. Class A                                  41,230             1,342,037
 *Unova, Inc.                                                             29,400               510,090
 #UnumProvident Corp.                                                    152,500             2,220,400
 *Urologix, Inc.                                                          12,600               177,030
 *URS Corp.                                                               12,600               317,268
 *US Oncology, Inc.                                                       82,300             1,206,518
 *USA Truck, Inc.                                                          2,100                24,381
  Usec, Inc.                                                              56,800               444,744
  USF Corp.                                                               10,600               304,750
 *Vail Resorts, Inc.                                                      10,900               162,955
 #Valero Energy Corp.                                                     85,400             5,645,794
  Valhi, Inc.                                                             32,600               361,860
  Valmont Industries, Inc.                                                 2,900                60,320
 *Valpey Fisher Corp.                                                        100                   334
 *ValueClick, Inc.                                                        26,600               291,004
 *Valuevision Media, Inc. Class A                                          9,800               117,600
 *Vans, Inc.                                                               5,200               106,132
*#Varco International, Inc.                                                4,500                90,900
 *Variflex, Inc.                                                             300                 2,010
 *Vastera, Inc.                                                           11,800                40,710
 *Veeco Instruments, Inc.                                                 16,900               436,358
 *VeriSign, Inc.                                                          96,300             1,746,882
 *Veritas Software Co.                                                         1                    27
 *Verity, Inc.                                                             7,000                97,300
  Verizon Communications, Inc.                                           235,900             8,157,422
  Vesta Insurance Group, Inc.                                              5,400     $          32,130
  Viacom, Inc. Class A                                                    85,800             3,197,766
  Viacom, Inc. Class B                                                 1,058,300            39,040,687
 *Viasat, Inc.                                                            11,300               260,352
 *Viasys Healthcare, Inc.                                                  3,717                77,983
 *Vicon Industries, Inc.                                                     300                 1,581
 *Vicor Corp.                                                             16,500               229,350
 #Video Display Corp.                                                        300                 5,550
  Vintage Petroleum, Inc.                                                 70,000             1,091,300
 *Vishay Intertechnology, Inc.                                            78,711             1,485,277
  Visteon Corp.                                                           45,900               503,064
 *Vitesse Semiconductor, Inc.                                             49,700               271,362
 *Volt Information Sciences, Inc.                                         15,600               400,920
 *Vyyo, Inc.                                                               1,400                10,276
  Wachovia Corp.                                                           6,232               294,213
  Walter Industries, Inc.                                                 30,140               383,682
  Washington Federal, Inc.                                                29,800               712,518
  Washington Mutual, Inc.                                                253,700            11,081,616
*#Waste Connections, Inc.                                                  9,700               412,250
  Waste Industries USA, Inc.                                              16,100               181,930
 *WatchGuard Technologoes, Inc.                                           15,700               102,207
 *Water Pik Technologies, Inc.                                             6,100               101,809
  Watsco, Inc. Class A                                                    23,900               625,463
 *Watson Pharmaceuticals, Inc.                                            58,200             2,173,770
  Watts Water Technologies, Inc.                                           9,300               225,711
  Wausau-Mosinee Paper Corp.                                              29,200               444,132
  Waypoint Financial Corp.                                                 3,045                83,433
 *WCI Communities, Inc.                                                      500                11,125
 *WebMD Corp.                                                            169,600             1,502,656
  Webster Financial Corp.                                                 20,100               941,484
  Weis Markets, Inc.                                                       1,600                54,640
  Wellman, Inc.                                                            8,400                66,780
  Werner Enterprises, Inc.                                                43,332               827,208
  Wesbanco, Inc.                                                           3,900               107,406
  Wesco Financial Corp.                                                    1,110               418,415
 *WESCO International, Inc.                                                  900                14,922
 *West Marine, Inc.                                                        8,100               212,706
 *Westaff, Inc.                                                            3,700                 9,620
 *Westcoast Hospitality Corp.                                                900                 5,193
  Westcorp, Inc.                                                          13,320               572,094
 *Westport Resources Corp.                                                18,231               630,793
*#Wet Seal, Inc. Class A                                                   1,700                 9,911
  Weyerhaeuser Co.                                                       135,800             8,213,184
 *WFS Financial, Inc.                                                      9,100               426,881
 *Whitehall Jewelers, Inc.                                                 5,842                46,794
  Whitney Holdings Corp.                                                   5,850               254,300
 *Wickes, Inc.                                                               400                    50
 *William Lyon Homes, Inc.                                                11,500             1,031,550
 *Willis Lease Finance Corp.                                               1,200                 9,900
  Willow Grove Bancorp, Inc.                                               1,600                24,336
 *Wilshire Oil Co. of Texas                                                  600                 3,006
 *Wind River Systems, Inc.                                                 8,200                84,378
 #Winn-Dixie Stores, Inc.                                                 33,700               213,321
  Wintrust Financial Corp.                                                   800                38,016
 *Wireless Facilities, Inc.                                               17,600               166,848
 *Wiser Oil Co.                                                            2,700                28,539
 *Witness Systems, Inc.                                                    4,100                59,081
 *WMS Industries, Inc.                                                     9,100               279,370
 *Wolverine Tube, Inc.                                                     1,200                13,656
  Woodhead Industries, Inc.                                                  800                12,048
  Woodward Governor Co.                                                    4,800               318,960

                                                                          SHARES                VALUE+
                                                                          ------                ------
 *World Acceptance Corp.                                                   3,200     $          57,248
 *WorldQuest Networks, Inc.                                                1,700                 5,408
 *Worldwide Restaurant Concepts, Inc.                                     12,900                43,086
  Worthington Industries, Inc.                                            69,000             1,320,660
 *Xanser Corp.                                                            10,600                26,818
*#Xerox Corp.                                                            158,800             2,150,152
 *Xeta Corp.                                                               1,200                 6,119
 *XM Satellite Radio Holdings, Inc.                                       32,200               810,796
*#Yahoo!, Inc.                                                             4,152               127,300
  Yardville National Bancorp                                               3,100                77,965
 *Yellow Roadway Corp.                                                    24,791               885,287
  York International Corp.                                                 3,600               133,128
 *Zapata Corp.                                                               200                13,600
*#Zoltek Companies, Inc.                                                  16,800               122,304
 *Zoran Corp.                                                             12,542               220,363
 *Zygo Corp.                                                              15,000               159,000
                                                                                     -----------------
 TOTAL COMMON STOCKS
   (Cost $1,017,872,168)                                                                 1,354,818,088
                                                                                     -----------------
 RIGHTS/WARRANTS -- (0.0%)
 *Chart Industries, Inc. Warrants 09/15/10                                     3                    23
 *Chiquita Brands International, Inc. Warrants 03/19/09                    1,687                 7,963
 *Orbital Science Corp. Warrants 08/31/04                                    213                 1,672
 *Timco Aviation Services Warrants 02/27/07                                  229                     0
                                                                                     -----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $43,938)                                                                                9,658
                                                                                     -----------------

                                                                      FACE
                                                                     AMOUNT                VALUE+
                                                                     ------                ------
                                                                     (000)
BONDS -- (0.0%)
 *Timco Aviation Services, Inc. Jr
    Subordinated Note 8.00%, 01/02/07
      (Cost $0)                                                $               0     $               0
                                                                                     -----------------
TEMPORARY CASH INVESTMENTS -- (9.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $26,750,000 FHLB Notes
    1.625%, 06/15/05, valued at $26,851,650) to be
    repurchased at $26,456,616 (Cost $26,454,000)                         26,454            26,454,000
  Repurchase Agreement, Merrill Lynch Triparty
    Repo 0.96%, 06/01/04 (Collateralized by $121,397,000
    U.S. Treasury Obligations rates ranging from 3.375%
    to 6.75%, maturities ranging from 05/15/05 to
    11/15/08, valued at $120,820,567) to be repurchased at
    $118,463,063 (Cost $118,450,428)^                                    118,450           118,450,428
                                                                                     -----------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $144,904,428)                                                                     144,904,428
                                                                                     -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,162,820,534)++                                                           $   1,499,732,174
                                                                                     =================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $1,163,596,003.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $113,747 of securities on loan)          $    1,499,732
Cash                                                                                  1
Receivables:
   Dividends and Interest                                                         1,708
   Fund Shares Sold                                                               1,772
   Securities Lending Income                                                         12
Prepaid Expenses and Other Assets                                                    14
                                                                         --------------
      Total Assets                                                            1,503,239
                                                                         --------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                              118,450
   Investment Securities Purchased                                               14,067
   Due To Advisor                                                                   221
Accrued Expenses and Other Liabilities                                               91
                                                                         --------------
      Total Liabilities                                                         132,829
                                                                         --------------
NET ASSETS                                                               $    1,370,410
                                                                         ==============

Investments at Cost                                                      $    1,162,821
                                                                         ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $        7,176
   Interest                                                                          95
   Income from Securities Lending                                                    38
                                                                         --------------
         Total Investment Income                                                  7,309
                                                                         --------------

EXPENSES
   Investment Advisory Services                                                   1,257
   Accounting & Transfer Agent Fees                                                 190
   Custodian Fees                                                                    58
   Legal Fees                                                                         4
   Audit Fees                                                                         8
   Shareholders' Reports                                                             13
   Trustees' Fees and Expenses                                                        7
   Other                                                                             14
                                                                         --------------
         Total Expenses                                                           1,551
                                                                         --------------
   NET INVESTMENT INCOME (LOSS)                                                   5,758
                                                                         --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                        (8,021)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                      96,169
                                                                         --------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                      88,148
                                                                         --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $       93,906
                                                                         ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS           YEAR
                                                                                   ENDED             ENDED
                                                                                  MAY 31,          NOV. 30,
                                                                                   2004              2003
                                                                              --------------    --------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $        5,758    $        4,897
   Net Realized Gain (Loss) on Investment Securities Sold                             (8,021)          (22,174)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                           96,169           204,201
                                                                              --------------    --------------
          Net Increase (Decrease) in Net Assets Resulting from Operations             93,906           186,924
                                                                              --------------    --------------
Transactions in Interest:
   Contributions                                                                     203,690           290,723
   Withdrawals                                                                       (12,419)          (66,772)
                                                                              --------------    --------------
          Net Increase (Decrease) from Transactions in Interest                      191,271           223,951
                                                                              --------------    --------------
          Total Increase (Decrease)                                                  285,177           410,875

NET ASSETS
   Beginning of Period                                                             1,085,233           674,358
                                                                              --------------    --------------
   End of Period                                                              $    1,370,410    $    1,085,233
                                                                              ==============    ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS       YEAR          YEAR          YEAR         YEAR       DEC. 14,
                                              ENDED         ENDED         ENDED         ENDED        ENDED       1998 TO
                                             MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,
                                               2004          2003          2002          2001         2000         1999
                                           -----------   -----------    ---------     ---------    ---------    ---------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period               N/A           N/A          N/A           N/A          N/A          N/A
                                           -----------   -----------    ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                     --            --           --            --           --           --
   Net Gains (Losses) on
      Securities (Realized and Unrealized)          --            --           --            --           --           --
                                           -----------   -----------    ---------     ---------    ---------    ---------
      Total from Investment Operations              --            --           --            --           --           --
                                           -----------   -----------    ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS
   Net Investment Income                            --            --           --            --           --           --
   Net Realized Gains                               --            --           --            --           --           --
                                           -----------   -----------    ---------     ---------    ---------    ---------
      Total Distributions                          N/A           N/A          N/A           N/A          N/A          N/A
                                           -----------   -----------    ---------     ---------    ---------    ---------
Net Asset Value, End of Period                     N/A           N/A          N/A           N/A          N/A          N/A
                                           ===========   ===========    =========     =========    =========    =========
Total Return                                      8.59%#       22.88%      (20.25)%        8.30%        3.07%        4.27%#

Net Assets, End of Period (thousands)      $ 1,370,410   $ 1,085,233    $ 674,358     $ 690,795    $ 314,021    $ 126,004
Ratio of Expenses to Average Net Assets           0.25%*        0.25%        0.25%         0.25%        0.26%        0.29%*
Ratio of Net Investment Income to Average
   Net Assets                                     0.92%*        0.61%        0.61%         1.17%        1.98%        1.66%*
Portfolio Turnover Rate                              3%#           6%          15%           11%          39%          10%

----------
*    Annualized
#    Non-annualized
N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $17,477.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                   $   235,629
          Sales                                            32,946

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAX:

     No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation               $   371,834
          Gross Unrealized Depreciation                   (35,698)
                                                      -----------
          Net                                         $   336,136
                                                      ===========

F. LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each Series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. There were no borrowings under the line of credit by the series during the six months ended May 31, 2004.

     The Trust, together with other DFA-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

G. SECURITIES LENDING:

     As of May 31, 2004, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Series received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                         -------
DIMENSIONAL INVESTMENT GROUP INC.
      Statement of Assets and Liabilities                                      1
      Statement of Operations                                                  2
      Statements of Changes in Net Assets                                      3
      Financial Highlights                                                     4
      Notes to Financial Statements                                            5

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
      Schedule of Investments                                                  8
      Statement of Assets and Liabilities                                     16
      Statement of Operations                                                 17
      Statements of Changes in Net Assets                                     18
      Financial Highlights                                                    19
      Notes to Financial Statements                                           20

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (8,510,351 Shares, Cost $92,880++) at Value+                                        $    118,719
Receivables for Investment Securities Sold                                                      231
Prepaid Expenses and Other Assets                                                                34
                                                                                       ------------
      Total Assets                                                                          118,984
                                                                                       ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                         231
   Due to Advisor                                                                                 1
Accrued Expenses and Other Liabilities                                                            7
                                                                                       ------------
      Total Liabilities                                                                         239
                                                                                       ------------
NET ASSETS                                                                             $    118,745
                                                                                       ============

SHARES OUTSTANDING, $.01 PAR VALUE
   (AUTHORIZED 200,000,000)                                                               9,290,568
                                                                                       ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $      12.78
                                                                                       ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $    104,160
Accumulated Net Investment Income (Loss)                                                         40
Accumulated Net Realized Gain (Loss)                                                        (11,294)
Unrealized Appreciation (Depreciation) from Investment Securities                            25,839
                                                                                       ------------
      Total Net Assets                                                                 $    118,745
                                                                                       ============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $104,193.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                 $        366
                                                                                       ------------
EXPENSES
   Administrative Services                                                                        6
   Accounting & Transfer Agent Fees                                                               2
   Legal Fees                                                                                     1
   Audit Fees                                                                                     1
   Filing Fees                                                                                    9
   Shareholders' Reports                                                                          8
   Directors' Fees and Expenses                                                                   1
   Other                                                                                          1
                                                                                       ------------
          Total Expenses                                                                         29
                                                                                       ------------
   NET INVESTMENT INCOME (LOSS)                                                                 337
                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                      (541)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                  9,651
                                                                                       ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                   9,110
                                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $      9,447
                                                                                       ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                               SIX MONTHS        YEAR
                                                                                  ENDED          ENDED
                                                                                 MAY 31,        NOV. 30,
                                                                                  2004            2003
                                                                               -----------    -----------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $       337    $     1,088
   Capital Gain Distributions Received from The DFA Investment Trust Company            --             40
   Net Realized Gain (Loss) on Investment Securities Sold                             (541)        (2,451)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         9,651         16,755
                                                                               -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations            9,447         15,432
                                                                               -----------    -----------
Distributions From:
   Net Investment Income                                                            (1,371)          (856)
   Net Short-Term Gains                                                               (129)            --
   Net Long-Term Gains                                                                 (41)            --
                                                                               -----------    -----------
          Total Distributions                                                       (1,541)          (856)
                                                                               -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                                    60,998         75,088
   Shares Issued in Lieu of Cash Distributions                                       1,541            856
   Shares Redeemed                                                                 (20,920)       (58,876)
                                                                               -----------    -----------
          Net Increase (Decrease) from Capital Share Transactions                   41,619         17,068
                                                                               -----------    -----------
          Total Increase (Decrease)                                                 49,525         31,644

NET ASSETS
   Beginning of Period                                                              69,220         37,576
                                                                               -----------    -----------
   End of Period                                                               $   118,745    $    69,220
                                                                               ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                  4,856          7,899
      Shares Issued in Lieu of Cash Distributions                                      131            104
      Shares Redeemed                                                               (1,692)        (6,333)
                                                                               -----------    -----------
                                                                                     3,295          1,670
                                                                               ===========    ===========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2004          2003          2002          2001          2000          1999
                                                -----------    ----------    ----------    ----------    ----------    ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $     11.54    $     8.69    $     9.88    $    12.10    $    12.65    $    11.55
                                                -----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.04          0.18          0.22          0.24          0.23          0.28
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                        1.44          2.87         (0.74)        (1.43)        (0.32)         1.17
                                                -----------    ----------    ----------    ----------    ----------    ----------
      Total from Investment Operations                 1.48          3.05         (0.52)        (1.19)        (0.09)         1.45
                                                -----------    ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.21)        (0.20)        (0.24)        (0.24)        (0.25)        (0.24)
   Net Realized Gains                                 (0.03)           --         (0.43)        (0.79)        (0.21)        (0.11)
                                                -----------    ----------    ----------    ----------    ----------    ----------
      Total Distributions                             (0.24)        (0.20)        (0.67)        (1.03)        (0.46)        (0.35)
                                                -----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                  $     12.78    $    11.54    $     8.69    $     9.88    $    12.10    $    12.65
                                                ===========    ==========    ==========    ==========    ==========    ==========
Total Return                                          12.99%#       35.98%        (5.62)%      (10.94)%       (0.80)%       13.03%

Net Assets, End of Period (thousands)           $   118,745    $   69,220    $   37,576    $   36,107    $   42,435    $   43,213
Ratio of Expenses to Average Net Assets (1)            0.35%*        0.40%         0.45%         0.51%         0.53%         0.50%
Ratio of Net Investment Income to Average
   Net Assets                                          0.65%*        2.41%         2.45%         2.17%         1.87%         2.31%
Portfolio Turnover Rate                                 N/A           N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series             5%#          14%           18%            6%            9%            6%

----------
*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,427.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less that 0.75% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2004, there were no fees subject to future reimbursement to the Advisor.

     In addition, until May 1, 2002, pursuant to an agreement with a certain Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10 of 1% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation              $  25,842
          Gross Unrealized Depreciation                (11,316)
                                                     ---------
          Net                                        $  14,526
                                                     =========

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2004.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                          SHARES              VALUE+
                                                               -----------------   -----------------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
  Abbey National P.L.C.                                                  841,876   $       6,930,244
  Aggregate Industries P.L.C.                                          1,926,365           2,976,832
  Alliance & Leicester P.L.C.                                            348,000           5,264,654
  Allied Domecq P.L.C.                                                   621,994           5,172,552
  Amvescap P.L.C.                                                        225,900           1,515,531
  Arriva P.L.C.                                                          231,050           1,651,789
  Associated British Foods P.L.C.                                        990,462          11,631,581
  Associated British Ports Holdings
    P.L.C.                                                               378,800           3,037,599
  Aviva P.L.C.                                                         2,582,930          25,216,998
 *AWG P.L.C.                                                              76,018             855,780
  BAA P.L.C.                                                           1,576,251          15,724,547
  BAE Systems P.L.C.                                                   2,599,132           9,806,062
  Barratt Developments P.L.C.                                            338,959           3,566,453
  BBA Group P.L.C.                                                       679,855           3,165,960
  Bellway P.L.C.                                                          38,000             526,004
  Berkeley Group P.L.C.                                                  228,802           3,866,438
  BG Group P.L.C.                                                      1,408,548           8,581,102
  BOC Group P.L.C.                                                        82,135           1,341,431
  Bovis Homes Group P.L.C.                                               132,000           1,237,365
  BPB P.L.C.                                                             458,500           3,269,374
  Bradford & Bingley P.L.C.                                               80,259             408,850
  Brambles Industries P.L.C.                                             272,000           1,056,902
  Britannic P.L.C.                                                       278,864           1,761,482
 *British Airways P.L.C.                                               1,839,331           8,547,965
  British Land Co. P.L.C.                                                857,882          10,539,837
  British Vita P.L.C.                                                    286,388           1,352,407
  Brixton P.L.C.                                                         359,333           1,911,806
 *Cable and Wireless P.L.C.                                            3,512,914           7,943,057
 *Canary Wharf Group P.L.C.                                              847,200           4,598,296
  Carnival P.L.C.                                                        156,448           7,021,173
 *Colt Telecom Group P.L.C.                                            2,561,000           3,945,288
 *Corus Group P.L.C.                                                   6,312,988           3,913,405
  Derwent Valley Holdings P.L.C.                                          49,351             756,218
  DeVere Group P.L.C.                                                     85,228             688,195
 *Dimension Data Holdings P.L.C.                                       1,006,000             564,232
  Dixons Group P.L.C.                                                    333,402             931,182
 *Duelguide Units P.L.C.                                                  36,010             355,069
 *Easyjet P.L.C.                                                         294,025           1,073,156
  FKI P.L.C.                                                             856,795           1,741,838
  Friends Provident P.L.C.                                             2,272,618           5,760,483
  Galen Holdings P.L.C.                                                  319,000           4,237,385
  Great Portland Estates P.L.C.                                          299,155           1,440,093
  Great Universal Stores P.L.C.                                          258,182           3,843,651
  Greene King P.L.C.                                                     105,263           1,757,735
  Hammerson P.L.C.                                                       468,800           5,815,111
  Hanson P.L.C.                                                          963,671           7,358,895
  HBOS P.L.C.                                                             14,538             190,478
 *HHG P.L.C.                                                             842,619             664,307
  Hilton Group P.L.C.                                                  2,619,960          12,744,959
  IMI P.L.C.                                                              24,000             161,845
  Intercontinental Hotels Group P.L.C.                                   968,773           9,286,691
 *International Power P.L.C.                                           1,898,700           5,056,603
  ITV P.L.C.                                                           1,551,881           3,378,787
  Johnson Matthey P.L.C.                                                  43,250   $         702,953
  Kelda Group P.L.C.                                                     161,510           1,456,483
  Kesa Electricals P.L.C.                                                  9,781              50,996
 #Kingfisher P.L.C.                                                      651,215           3,413,664
  Land Securities Group P.L.C.                                            78,654           1,686,004
  Liberty International P.L.C.                                           469,345           6,367,535
  Logicacmg P.L.C.                                                       586,400           2,012,631
  London Merchant Securities P.L.C.                                      358,862           1,139,502
  Marks & Spencer Group P.L.C.                                         1,197,239           7,890,393
  Mersey Docks & Harbour Co. P.L.C.                                      115,042           1,455,763
  MFI Furniture Group P.L.C.                                              66,600             182,435
  Millennium and Copthorne Hotels
    P.L.C.                                                               489,930           2,843,510
  Mitchells & Butlers P.L.C.                                             630,549           2,997,502
 *MM02 P.L.C.                                                          8,760,348          15,678,806
  Morrison (Wm.) Supermarkets P.L.C.                                   1,582,672           6,627,064
  Novar P.L.C.                                                           571,338           1,309,149
  Pearson P.L.C.                                                         246,039           2,994,860
  Peninsular & Oriental Steam
    Navigation P.L.C.                                                  1,086,433           4,270,957
  Pennon Group P.L.C.                                                     56,524             763,276
  Persimmon P.L.C.                                                       271,811           2,994,022
  Pilkington P.L.C.                                                    2,184,617           3,621,628
  Pillar Property P.L.C.                                                 159,913           1,641,266
 *Premier Oil P.L.C.                                                     119,812           1,165,426
  Quintain Estates & Development
    P.L.C.                                                               100,000             729,199
  Rio Tinto P.L.C.                                                        83,136           2,000,590
  RMC Group P.L.C.                                                       401,000           4,035,580
  Rolls Royce Group P.L.C.                                             2,686,097          11,122,171
 *Rolls Royce Group P.L.C.                                           134,304,850             246,241
  Royal & Sun Alliance Insurance
    Group P.L.C.                                                       5,018,810           7,450,701
  Royal Bank of Scotland Group P.L.C.                                    212,693           6,428,725
  Sabmiller P.L.C.                                                       192,609           2,327,665
 #Sainsbury (J.) P.L.C.                                                2,864,609          14,300,152
  Scottish & Newcastle P.L.C.                                            959,905           7,508,053
  Scottish Power P.L.C.                                                  915,215           6,635,236
  Severn Trent P.L.C.                                                    210,597           3,118,962
 *Shire Pharmaceuticals Group P.L.C.                                     683,427           6,208,647
  Singer & Friedlander Group P.L.C.                                      253,818           1,093,881
  Slough Estates P.L.C.                                                  706,900           5,564,664
  Smith (David S.) Holdings P.L.C.                                       547,941           1,567,369
  Smith (W.H.) P.L.C.                                                    299,537           1,965,244
  Somerfield P.L.C.                                                      738,068           1,939,982
  Stagecoach Holdings P.L.C.                                           1,557,000           2,341,002
  Stanley Leisure Organisation P.L.C.                                    186,760           1,606,028
  Tate & Lyle P.L.C.                                                     660,070           3,655,181
  Taylor Woodrow P.L.C.                                                  973,675           4,528,444
  Tesco P.L.C.                                                         1,560,816           7,123,961
  The Big Food Group P.L.C.                                              505,408             928,373
 *Thus Group P.L.C.                                                    1,956,555             933,783
  Trinity Mirror P.L.C.                                                  495,640           5,638,934
  United Business Media P.L.C.                                           237,262           1,923,758
  United Utilities P.L.C.                                                265,595           2,642,143
  Vodafone Group P.L.C.                                               13,873,752          32,699,074

                                                                          SHARES              VALUE+
                                                               -----------------   -----------------
  Westbury P.L.C.                                                        162,025   $       1,272,549
  Whitbread P.L.C.                                                       511,290           7,496,474
  Wilson Bowden P.L.C.                                                   105,900           2,010,789
  Wimpey (George) P.L.C.                                                 446,968           3,018,363
  Wolverhampton & Dudley Breweries
    P.L.C.                                                               107,366           1,616,965
  Woolworths Group P.L.C.                                              2,074,511           1,684,586
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $377,656,054)                                                                    474,774,971
                                                                                   -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
    (Cost $35,295)                                                                            36,615
                                                                                   -----------------
TOTAL -- UNITED KINGDOM
  (Cost $377,691,349)                                                                    474,811,586
                                                                                   -----------------
JAPAN -- (17.4%)
COMMON STOCKS -- (17.4%)
  Acom Co., Ltd.                                                          14,600             979,025
 #Aichi Steel Corp.                                                      120,000             493,526
  AIOI Insurance Co., Ltd.                                               928,735           4,040,680
  Aisin Seiki Co., Ltd.                                                  182,500           3,383,738
  Akita Bank, Ltd.                                                       115,000             452,538
 #Alpine Electronics, Inc.                                                36,800             471,467
  Amada Co., Ltd.                                                        376,000           2,138,762
 #Anritsu Corp.                                                           67,000             419,610
  Aoyama Trading Co., Ltd.                                                47,700           1,108,318
  Asahi Breweries, Ltd.                                                  173,000           1,823,313
  Asahi Kasei Corp.                                                      289,000           1,422,289
  Asatsu-Dk, Inc.                                                         32,500             840,095
  Autobacs Seven Co., Ltd.                                                23,700             669,145
  Awa Bank, Ltd.                                                         196,600           1,129,190
  Bank of Iwate, Ltd.                                                     15,300             677,599
 #Bank of Kyoto, Ltd.                                                    347,400           2,290,876
  Bank of Nagoya, Ltd.                                                   185,000             933,192
  Benesse Corp.                                                            6,500             197,550
  Canon Sales Co., Inc.                                                  124,900           1,586,967
  Chiba Bank, Ltd.                                                       941,000           5,415,152
  Chudenko Corp.                                                          41,100             707,233
  Chugoku Bank, Ltd.                                                     238,800           2,413,869
  Citizen Watch Co., Ltd.                                                318,000           3,323,532
  Coca-Cola West Japan Co., Ltd.                                          58,400           1,409,917
  Comsys Holdings Corp.                                                   92,000             682,561
 #Cosmo Oil Co., Ltd.                                                    764,000           1,867,757
  Dai Nippon Ink & Chemicals, Inc.                                       459,000           1,042,492
  Dai Nippon Pharmaceutical Co., Ltd.                                    106,000             803,341
  Dai Nippon Printing Co., Ltd.                                          144,000           2,202,431
 #Daicel Chemical Industries, Ltd.                                       485,000           2,108,669
  Daido Steel Co., Ltd.                                                  274,000             657,436
  Daihatsu Motor Co., Ltd.                                               258,000           1,517,061
  Daishi Bank, Ltd.                                                      355,000           1,219,314
  Daiwa House Industry Co., Ltd.                                         663,000           7,484,763
  Denso Corp.                                                             22,500             482,857
 #Ebara Corp.                                                            173,000             778,135
 #Ezaki Glico Co., Ltd.                                                  174,600           1,241,437
  Fuji Electric Co., Ltd.                                                525,780           1,293,228
  Fuji Fire & Marine Insurance Co.,
    Ltd.                                                                 297,000             692,913
  Fuji Heavy Industries                                                  493,000           2,430,726
  Fuji Oil Co., Ltd.                                                      55,200             643,650
  Fuji Photo Film Co., Ltd.                                              355,000   $      10,551,760
  Fujikura, Ltd.                                                         241,000           1,153,558
  Fujitsu, Ltd.                                                          286,000           1,931,493
  Fukui Bank, Ltd.                                                       343,000           1,359,737
 #Fukuoka Bank, Ltd.                                                     400,000           2,071,477
 #Fukuyama Transporting Co., Ltd.                                        266,000           1,211,601
 *Furukawa Electric Co., Ltd.                                            380,000           1,411,648
  Futaba Corp.                                                            16,000             419,581
  Futaba Industrial Co., Ltd.                                             44,100             682,343
 #Glory, Ltd.                                                             46,800             662,790
  Gunma Bank, Ltd.                                                       323,000           1,486,093
  Gunze, Ltd.                                                            148,000             706,135
  Hachijuni Bank, Ltd.                                                   344,000           2,056,852
#*Hankyu Corp.                                                           174,000             670,625
 #Hanshin Electric Railway Co., Ltd.                                     216,000             701,147
  Heiwa Corp                                                              81,500           1,221,706
  Higo Bank, Ltd.                                                        308,000           1,769,064
  Hitachi Cable, Ltd.                                                    236,000           1,060,267
  Hitachi Maxell, Ltd.                                                    96,000           1,407,726
  Hitachi Metals, Ltd.                                                   360,000           1,719,080
  Hitachi, Ltd.                                                        3,734,000          25,589,059
  Hokkoku Bank, Ltd.                                                     223,000           1,067,827
  Hokuetsu Paper Mills, Ltd.                                             162,000             869,334
  Hokugin Financial Group, Inc.                                          414,000             839,050
  House Foods Corp.                                                      117,000           1,505,125
 #Hyakugo Bank, Ltd.                                                     258,000           1,534,783
 #Hyakujishi Bank, Ltd.                                                  314,000           1,942,853
 *Ishikawajima-Harima Heavy
    Industries Co., Ltd.                                                 819,000           1,167,661
 *Itochu Corp.                                                           120,000             492,009
  Itoham Foods, Inc.                                                     132,000             591,829
  Iyo Bank, Ltd.                                                         204,000           1,369,997
  Japan Airport Terminal Co., Ltd.                                        33,000             296,226
  JFE Holdings, Inc.                                                      56,300           1,218,243
  Joyo Bank, Ltd.                                                        545,000           2,147,260
 #Juroku Bank, Ltd.                                                      349,000           1,475,036
 #Kagoshima Bank, Ltd.                                                   132,000             739,936
  Kamigumi Co., Ltd.                                                     357,000           2,346,542
  Kandenko Co., Ltd.                                                     129,000             683,340
  Kansai Paint Co., Ltd., Osaka                                          131,000             770,757
  Katokichi Co., Ltd.                                                     34,500             608,482
 #Kawasaki Heavy Industries, Ltd.                                        910,000           1,359,185
  Kikkoman Corp.                                                         259,000           2,087,353
  Kinden Corp.                                                           167,000             929,655
  Kirin Brewery Co., Ltd.                                                437,000           4,152,801
 #Kissei Pharmaceutical Co., Ltd.                                         41,000             875,872
  Kobe Steel, Ltd.                                                     2,632,000           3,842,186
  Koito Manufacturing Co., Ltd.                                          101,000             701,488
  Kokuyo Co., Ltd.                                                        81,200             989,157
  Komatsu, Ltd.                                                        1,279,000           7,702,264
  Komori Corp.                                                            47,000             692,540
 #Koyo Seiko Co.                                                         198,000           2,006,219
  Kubota Corp.                                                           140,000             647,773
  Kuraray Co., Ltd.                                                      241,000           1,811,296
 #Kuraya Sanseido, Inc.                                                   82,600           1,235,988
  Kureha Chemical Industry Co., Ltd.                                     122,000             488,520
  KYORIN Pharmaceutical Co., Ltd.                                         52,000             680,761
 #Makita Corp.                                                           209,000           2,933,140
  Marubeni Corp.                                                       1,942,000           4,429,099
  Marui Co., Ltd.                                                        213,000           2,839,783
 #Maruichi Steel Tube, Ltd.                                              117,000           1,758,628

                                                                          SHARES              VALUE+
                                                               -----------------   -----------------
 #Matsushita Electric Industrial Co.,
    Ltd.                                                               1,977,135   $      27,425,216
  Matsushita Electric Works, Ltd.                                        142,000           1,185,094
 #Meiji Seika Kaisha, Ltd. Tokyo                                         243,000             985,587
 #Michinoku Bank, Ltd.                                                   187,000           1,063,990
  Millea Holdings, Inc.                                                       46             606,247
  Mitsubishi Corp.                                                        40,000             395,191
  Mitsubishi Gas Chemical Co., Inc.                                      305,000           1,146,869
  Mitsubishi Heavy Industries, Ltd.                                    2,128,000           5,567,075
  Mitsubishi Logistics Corp.                                             106,000             924,108
  Mitsubishi Materials Corp.                                             975,000           1,864,568
#*Mitsubishi Motors Corp.                                                568,000           1,119,876
  Mitsui Chemicals, Inc.                                                 239,800           1,163,162
  Mitsui Engineering and Shipbuilding
    Co., Ltd.                                                            481,000             813,477
  Mitsui Trust Holdings                                                  641,000           4,266,825
  Mitsumi Electric Co., Ltd.                                              45,800             468,759
  Mizuho Holdings, Inc.                                                    1,192           5,120,280
  Morinaga Milk Industry Co., Ltd.                                       160,000             595,510
  Musashino Bank, Ltd.                                                    20,000             722,528
  Nagase & Co., Ltd.                                                      87,000             723,676
  Namco, Ltd.                                                              5,500             138,069
  Nanto Bank, Ltd.                                                       317,000           1,448,045
  NGK Insulators, Ltd.                                                   216,000           1,536,529
  NGK Spark Plug Co., Ltd.                                               144,000           1,295,677
  Nichicon Corp.                                                          51,200             652,234
  Nichirei Corp.                                                         180,000             576,526
  Nifco, Inc.                                                             37,000             567,717
  Nihon Unisys, Ltd.                                                      69,100             512,213
  Nippon Broadcasting System, Inc.                                        20,690           1,011,229
 #Nippon Electric Glass Co., Ltd.                                         72,000           1,543,539
  Nippon Kayaku Co., Ltd.                                                128,000             649,635
  Nippon Meat Packers, Inc., Osaka                                       144,000           1,567,917
  Nippon Mining Holdings, Inc.                                           370,000           1,708,854
  Nippon Mitsubishi Oil Corp.                                          1,871,050          10,633,474
  Nippon Paint Co., Ltd.                                                 167,000             606,191
  Nippon Sanso Corp.                                                      30,000             137,311
  Nippon Sheet Glass Co., Ltd.                                           280,000             926,729
  Nippon Shinpan Co., Ltd.                                               191,000             651,818
  Nippon Shokubai Co., Ltd.                                              163,000           1,193,958
  Nippon Television Network Corp.                                          9,400           1,447,390
  Nipponkoa Insurance Co., Ltd.                                           45,000             258,828
  Nishimatsu Construction Co., Ltd.                                      364,000           1,236,106
  Nishi-Nippon Bank, Ltd.                                                156,540             704,445
  Nissay Dowa General Insurance
    Co., Ltd.                                                            383,000           1,924,261
  Nisshin Seifun Group, Inc.                                             148,000           1,360,518
  Nisshin Steel Co., Ltd.                                                627,000           1,264,556
  Nisshinbo Industries, Inc.                                             305,000           2,021,246
#*Nissho Iwai-Nichmen Holdings Corp.                                     130,400             694,507
  NSK, Ltd.                                                              319,000           1,443,643
  Obayashi Corp.                                                         520,000           2,482,203
  Ogaki Kyoritsu Bank, Ltd.                                               50,000             269,692
  Oji Paper Co., Ltd.                                                    275,000           1,749,298
  Okumura Corp.                                                          144,000             707,500
  Onward Kashiyama Co., Ltd.                                             100,000           1,612,619
  PanaHome Corp.                                                         106,000             570,078
 #Pioneer Electronic Corp.                                                60,000           1,537,866
  Promise Co., Ltd.                                                       60,500           3,976,827
  Q.P. Corp.                                                             109,600             892,411
 #Rengo Co., Ltd.                                                        152,000             683,988
 *Resona Holdings, Inc.                                                1,873,000   $       3,220,661
  San In Godo Bank, Ltd.                                                 110,000             864,336
  Santen Pharmaceutical Co., Ltd.                                         52,000             757,478
 #Sanwa Shutter Corp.                                                    101,000             518,071
  Sanyo Shinpan Finance Co., Ltd.                                         19,800           1,086,425
  Sapporo Breweries, Ltd.                                                251,000             815,139
  Sapporo Hokuyo Holdings, Inc.                                              224           1,172,121
  Seino Transportation Co., Ltd.                                         193,000           1,835,299
  Sekisui Chemical Co., Ltd.                                             557,000           4,109,695
  Sekisui House, Ltd.                                                    942,000           9,812,478
  Seventy-seven (77) Bank, Ltd.                                          241,000           1,420,528
  SFCG Co., Ltd.                                                           8,010           1,404,972
  Shiga Bank, Ltd.                                                       272,000           1,349,621
  Shikoku Bank, Ltd.                                                      72,000             429,019
  Shimachu Co., Ltd.                                                      36,200             902,162
 #Shimadzu Corp.                                                         181,000             932,806
  Shinko Securities Co., Ltd.                                            470,000           1,560,982
  Shizuoka Bank, Ltd.                                                    473,000           3,854,740
 #Softbank Corp.                                                          49,100           1,877,895
  Sumitomo Bakelite Co., Ltd.                                            105,000             698,212
  Sumitomo Corp.                                                         471,000           3,633,702
  Sumitomo Electric Industries, Ltd.                                     472,000           4,540,655
  Sumitomo Forestry Co., Ltd.                                            139,000           1,431,249
  Sumitomo Metal Industries, Ltd.
    Osaka                                                              1,481,000           1,661,464
  Sumitomo Metal Mining Co., Ltd.                                        313,000           1,864,367
  Sumitomo Osaka Cement Co., Ltd.                                        269,000             650,652
  Sumitomo Realty & Development
    Co., Ltd.                                                            150,000           1,617,350
  Sumitomo Rubber                                                         43,000             357,718
  Sumitomo Trust & Banking Co., Ltd.                                      21,000             129,088
  Suruga Bank, Ltd.                                                       87,000             574,425
  Suzuken Co., Ltd.                                                       54,000           1,685,214
  Taiheiyo Cement Corp.                                                1,209,800           2,642,448
  Taisei Corp.                                                         1,325,000           4,413,188
  Taiyo Yuden Co., Ltd.                                                   72,000           1,038,264
  Takara Standard Co., Ltd.                                              118,000             645,570
  Takashimaya Co., Ltd.                                                  214,000           2,357,203
 #Takefuji Corp.                                                          35,920           2,390,002
  TDK Corp.                                                               10,100             709,085
  Teijin, Ltd.                                                           893,000           2,884,554
  Teikoku Oil Co., Ltd.                                                  346,000           1,766,783
  Toda Corp.                                                             203,000             748,487
  Toho Bank, Ltd.                                                        254,000           1,010,175
  Tokai Tokyo Securities Co., Ltd.                                       155,000             447,237
  Tokuyama Corp.                                                         248,000           1,060,197
  Tokyo Broadcasting System, Inc.                                        113,500           2,013,658
 #Tokyo Steel Manufacturing Co., Ltd.                                     97,800           1,390,966
  Tokyo Style Co., Ltd.                                                  133,000           1,504,229
 #Tokyo Tatemono Co., Ltd.                                               143,000             691,014
  Toppan Printing Co., Ltd.                                              441,000           5,366,365
  Toray Industries, Inc.                                                 620,000           2,854,071
  Toshiba TEC Corp.                                                      181,000             787,527
  Tostem Inax Holding Corp.                                              160,000           3,278,680
  Toto, Ltd.                                                             247,000           2,654,223
 #Toyo Ink Manufacturing Co., Ltd.                                       174,000             703,334
  Toyo Seikan Kaisha, Ltd.                                               287,600           4,718,371
  Toyo Suisan Kaisha, Ltd.                                                64,000             773,366
  Toyota Auto Body Co., Ltd.                                              86,000           1,309,569
  Toyota Industries Corp.                                                 76,500           1,668,275
 #Toyota Tsusho Corp.                                                    314,000           2,881,419

                                                                          SHARES              VALUE+
                                                               -----------------   -----------------
  TV Asahi Corp.                                                             202   $         375,250
  UNY Co., Ltd.                                                          133,000           1,642,230
  Wacoal Corp.                                                           149,000           1,579,834
 #Yamagata Bank, Ltd.                                                    153,700             673,239
  Yamaguchi Bank, Ltd.                                                   133,000           1,355,800
  Yamanashi Chuo Bank, Ltd.                                              119,000             588,331
  Yamatake Corp.                                                          20,000             194,318
  Yamazaki Baking Co., Ltd.                                              155,000           1,436,047
  Yokogawa Electric Corp.                                                337,000           4,360,631
  Yokohama Rubber Co., Ltd.                                              410,000           1,508,010
  York-Benimaru Co., Ltd.                                                 29,300             838,751
                                                                                   -----------------
TOTAL COMMON STOCKS
 (Cost $411,657,891)                                                                     425,533,004
                                                                                   -----------------
INVESTMENT IN CURRENCY -- (0.0%)
*Japanese Yen
  (Cost $20,787)                                                                              21,114
                                                                                   -----------------
TOTAL -- JAPAN
 (Cost $411,678,678)                                                                     425,554,118
                                                                                   -----------------
FRANCE -- (8.5%)
COMMON STOCKS -- (8.5%)
 #AGF (Assurances Generales de
    France SA)                                                           149,122           9,041,456
 #Air France                                                             143,423           2,346,271
  Air Liquide SA                                                           8,848           1,561,285
  Alcan, Inc.                                                             30,183           1,192,724
#*Alcatel SA                                                             195,750           2,820,740
#*Alstom SA                                                              185,169             212,840
  Arcelor SA                                                             167,800           2,815,999
  AXA                                                                    634,106          13,042,808
  BNP Paribas SA                                                         549,686          33,602,499
  Bongrain SA                                                              7,145             480,617
 *Cap Gemini SA                                                           89,951           3,450,082
#*Club Mediterranee SA                                                     8,962             379,658
 #Compagnie de Saint-Gobain                                              288,912          14,553,997
  Compagnie Francaise d'Etudes et de
    Construction Technip SA                                               10,990           1,480,578
  Credit Agricole SA                                                      27,709             681,356
  Eiffage SA                                                               6,954             541,060
  Esso SA                                                                    686              96,312
  Euler-Hermes SA                                                         10,354             571,483
 *Eurafrance                                                              18,000           1,106,386
 #Faurecia SA                                                             30,445           1,973,013
 #Fimalac SA                                                              46,887           1,832,765
  Fonciere Lyonnaise SA                                                   10,950             471,975
  France Telecom SA                                                      188,321           4,550,289
  Generale des Establissements
    Michelin SA Series B                                                 107,620           5,258,360
  Havas SA                                                               300,744           1,596,520
  Imerys SA                                                               11,000           2,502,481
  LaFarge SA                                                              62,037           5,319,155
  LaFarge SA Prime Fidelity                                               82,581           7,154,869
 #Lagardere S.C.A. SA                                                     10,900             665,814
 *Nexans                                                                   9,618             315,866
 #Peugeot SA                                                             233,374          13,179,063
 #Pinault Printemps Redoute SA                                            22,619           2,364,871
  Rallye SA                                                               18,020             912,719
 #Remy Cointreau SA                                                       56,022   $       1,870,576
  Renault SA                                                             121,719           9,070,115
  Rexel SA                                                                10,713             442,555
 *SA Des Galeries Lafayette                                                  900             174,397
  Schneider SA                                                            63,451           4,274,219
 *Scor SA                                                                733,800           1,075,223
  SEB SA Prime Fidelity                                                    9,900           1,112,224
  Societe BIC SA                                                          52,288           2,268,319
 #Societe des Ciments de Francais                                         28,600           2,223,571
  Societe Generale, Paris                                                293,528          24,896,954
 #Suez (ex Suez Lyonnaise des Eaux)                                      296,563           5,775,385
  Thomson Multimedia                                                     129,923           2,479,132
  Valeo SA                                                                73,528           2,984,104
  Vallourec (Usines a Tubes de Lorraine
    Escaut et Vallourec Reunies)                                           4,504             392,968
#*Veolia Environnement SA                                                 25,700             687,796
 *Vivendi Universal SA                                                   403,364          10,293,783
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $136,677,536)                                                                    208,097,232
                                                                                   -----------------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series B Warrants 11/30/05
    (Cost $7,244)                                                         18,020               3,759
                                                                                   -----------------
TOTAL -- FRANCE
  (Cost $136,684,780)                                                                    208,100,991
                                                                                   -----------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
 *ABB, Ltd.                                                              335,400           1,880,058
 #Baloise-Holding                                                        190,560           7,679,424
  Bank Sarasin & Cie Series B, Basel                                         180             255,824
  Banque Cantonale Vaudoise                                               12,608           1,387,080
 #Berner Kantonalbank                                                     23,400           2,779,455
 *Ciba Spezialitaetenchemie Holding
    AG                                                                    56,300           3,846,625
  Cie Financiere Richemont AG
    Series A                                                           1,251,000          32,223,768
  Clariant AG                                                             19,200             265,074
  Converium Holding AG                                                    14,400             733,921
 *Credit Swisse Group                                                    128,200           4,410,505
 *Fischer (Georg) AG, Schaffhausen                                         1,280             279,066
 #Givaudan SA                                                              3,952           2,113,439
 #Helvetia Patria Holding                                                 16,301           2,867,348
 #Holcim, Ltd.                                                           199,770          10,396,504
 #Jelmoli Holding AG                                                         500             625,759
 #Luzerner Kantonalbank AG                                                14,627           2,337,061
 #Pargesa Holding SA, Geneve                                               1,935           5,565,147
 #PSP Swiss Property AG                                                  109,600           3,822,181
 #Rieters Holdings AG                                                      7,860           1,993,377
  Sig Holding AG                                                          44,130           7,549,197
#*Sika Finanz AG, Baar                                                     3,828           1,924,356
 #St. Galler Kantonalbank                                                 14,319           2,879,750
#*Swiss Life AG                                                          124,240          15,660,232
  Swiss Reinsurance Co., Zurich                                           18,800           1,167,036
 *Syngenta AG                                                            152,500          12,097,295
#*Unaxis Holding AG                                                       45,400           5,141,601
#*Valiant Holding AG                                                      39,295           3,270,942
 #Valora Holding AG                                                       12,170           2,881,408

                                                                          SHARES              VALUE+
                                                               -----------------   -----------------
 *Zurich Financial SVCS AG                                                67,906   $      10,684,280
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $107,900,215)                                                                    148,717,713
                                                                                   -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
    (Cost $1,007,353)                                                                      1,035,109
                                                                                   -----------------
TOTAL -- SWITZERLAND
  (Cost $108,907,568)                                                                    149,752,822
                                                                                   -----------------
GERMANY -- (5.4%)
COMMON STOCKS -- (5.4%)
 #Aachener und Muenchener
    Beteiligungs AG                                                       32,773           2,365,409
 #Aareal Bank AG                                                          22,825             773,722
  Allianz AG                                                               5,000             522,715
 *Bankgesellschaft Berlin AG                                             233,550             569,824
  BASF AG                                                                386,050          19,783,712
  Bayer AG                                                               280,139           8,022,055
 *Bayerische Vereinsbank AG                                              485,020           8,193,305
 #BHW Holding AG                                                          34,600             540,214
 #Bilfinger & Berger Bau AG                                               23,702             779,430
  Commerzbank AG                                                         408,050           6,665,331
 #DaimlerChrysler AG                                                     219,282           9,759,496
 #Deutsche Bank AG                                                       359,305          28,283,407
  Deutsche Lufthansa AG                                                  319,477           4,587,451
  E.ON AG                                                                  7,600             529,503
 *Fraport AG                                                              63,708           1,842,234
 #Fresenius Medical Care AG                                               27,600           2,041,697
#*Heidelberger Druckmaschinen AG                                          38,167           1,209,797
  Heidelberger Zement AG                                                  64,373           2,835,953
 #Hochtief AG                                                             56,150           1,232,333
 *Hypo Real Estate Holding AG                                             84,277           2,369,101
 #IVG Immobilien AG                                                       30,276             349,823
 #Karstadt Quelle AG                                                      30,734             634,785
 #Linde AG                                                                77,043           3,989,632
 #MAN AG                                                                  88,000           3,250,554
  Merck KGAA                                                              36,000           2,007,356
  MG Technologies AG                                                     135,773           1,766,950
 #Preussag AG                                                            115,227           2,236,610
  Salzgitter AG                                                           13,041             154,880
  SCA Hygiene Products AG                                                  3,550           1,300,620
  ThyssenKrupp AG                                                        290,691           4,862,280
 *Vattenfall Europe AG                                                    94,898           2,955,912
  Volkswagen AG                                                          120,547           5,280,608
                                                                                   -----------------
TOTAL -- GERMANY
  (Cost $125,815,346)                                                                    131,696,699
                                                                                   -----------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.8%)
  Amcor, Ltd.                                                            126,820             587,802
  AMP Limited                                                          1,026,451           4,079,874
  Ansell, Ltd.                                                           303,463           1,708,852
  APN News & Media, Ltd.                                                 486,363           1,418,593
  AWB, Ltd.                                                              345,296           1,207,045
  AXA Asia Pacific Holdings, Ltd.                                      2,837,724           6,872,505
  BHP Steel Ltd.                                                       1,252,100           5,536,152
  Boral, Ltd.                                                            899,150           3,760,136
  Caltex Australia, Ltd.                                                 440,369           2,714,191
  Commonwealth Bank of Australia                                          48,696   $       1,140,569
  CSR, Ltd.                                                            1,514,337           2,084,174
  Downer Group, Ltd.                                                     216,113             484,787
  Futuris Corp., Ltd.                                                    456,719             505,165
  Insurance Australiz Group, Ltd.                                      1,428,272           4,641,130
 #Lend Lease Corp., Ltd.                                                 568,460           4,073,668
  Lion Nathan, Ltd.                                                      871,345           4,102,395
  Mayne Group, Ltd.                                                    1,280,958           2,736,434
  Mirvac, Ltd.                                                         1,140,163           3,452,949
  Onesteel, Ltd.                                                         436,697             700,279
  Orica, Ltd.                                                            352,900           3,685,332
  Origin Energy, Ltd.                                                    686,245           2,582,446
  Paperlinx, Ltd.                                                        727,704           2,526,782
  Publishing and Broadcasting, Ltd.                                      579,260           5,098,686
 #Quantas Airways, Ltd.                                                3,042,351           7,448,311
  Rinker Group, Ltd.                                                   1,155,484           6,177,109
  Santos, Ltd.                                                           953,246           4,610,445
 #Seven Network, Ltd.                                                    383,865           1,396,206
 *Southcorp, Ltd.                                                      1,146,542           2,585,702
 *Stockland Trust Group                                                      735               2,743
  Stockland Trust Group                                                   21,349              80,393
  WMC Resources, Ltd.                                                  1,760,061           5,798,458
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $64,985,485)                                                                      93,799,313
                                                                                   -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
    (Cost $23,400)                                                                            21,915
                                                                                   -----------------
TOTAL -- AUSTRALIA
  (Cost $65,008,885)                                                                      93,821,228
                                                                                   -----------------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
  ABN-AMRO Holding NV                                                    676,189          14,402,913
  Aegon NV                                                               822,637           9,934,972
 *Air France                                                              18,150             294,780
  AM NV                                                                   61,661             541,577
  Buhrmann NV                                                             94,439             899,882
  DSM NV                                                                  78,837           3,893,093
#*Hagemeyer NV                                                           342,825             734,022
 *Hunter Douglas NV                                                       34,696           1,617,050
  ING Groep NV                                                         1,552,333          35,065,385
 *Koninklijke Ahold NV                                                   411,500           3,219,002
  Koninklijke KPN NV                                                     278,922           2,028,813
  Koninklijke Nedlloyd NV                                                 12,142             370,285
  Koninklijke Philips Electronics NV                                     405,906          11,086,373
  New Skies Satellites NV                                                 52,400             424,180
  Nutreco Holding NV                                                      23,646             726,902
  NV Holdingsmij de Telegraaf                                              6,800             150,573
  Oce NV                                                                  60,734             903,874
  Vedior NV                                                               46,388             691,658
 *Versatel Telecom International NV                                      323,150             644,450
  VNU NV                                                                 168,736           4,968,415
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $60,608,176)                                                                      92,598,199
                                                                                   -----------------
RIGHTS/WARRANTS -- (0.0%)
 *Air France Warrants 11/06/07                                            16,500              20,753
 *AM NV Coupons 06/04/04                                                  61,661                   0

                                                                          SHARES              VALUE+
                                                               -----------------   -----------------
 *ING Groep NV Coupons 06/17/05                                        1,552,333   $               0
                                                                                   -----------------
TOTAL RIGHTS/WARRANTS
  (Cost $21,343)                                                                              20,753
                                                                                   -----------------
TOTAL -- NETHERLANDS
  (Cost $60,629,519)                                                                      92,618,952
                                                                                   -----------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 #Acerinox SA                                                             65,340           3,580,706
 #Arcelor SA                                                              30,000             503,953
  Autopistas Concesionaria Espanola
    SA                                                                   905,074          15,258,004
  Banco de Andalucia                                                         900              79,548
  Banco de Sabadell SA                                                   154,021           3,170,801
 #Banco Pastor SA                                                         59,400           1,762,479
  Cementos Portland SA                                                    21,016           1,260,678
  Corporacion Mapfre Compania
    Internacional de Reaseguros SA                                       146,555           1,667,765
  Ebro Puleva SA                                                         116,168           1,416,324
  Endesa SA, Madrid                                                      308,964           5,703,723
 #Gas Natural SA, Buenos Aires                                            21,400             511,286
 #Iberdrola SA                                                           535,000          10,793,336
 #Iberia Lineas Aereas de Espana SA                                      617,500           1,773,522
  Inmobiliaria Colonial SA ICSA                                           41,300           1,001,296
 #Inmobiliaria Urbis SA                                                   96,328           1,065,716
 #Metrovacesa SA                                                         109,351           4,190,161
  Repsol SA                                                              496,967          10,514,033
  Sociedad General de Aguas de
    Barcelona SA                                                         107,683           1,793,055
 *Sociedad General de Aguas de
    Barcelona SA                                                             737              12,366
 #Sol Melia SA                                                           142,463           1,226,953
  Union Fenosa SA                                                        230,000           4,906,580
 #Vallehermoso SA                                                         45,000             662,610
                                                                                   -----------------
TOTAL -- SPAIN
  (Cost $44,543,185)                                                                      72,854,895
                                                                                   -----------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
#*Alitalia Linee Aeree Italiane SpA
    Series A                                                           6,690,000           1,916,746
 *Banca Antoniana Popolare Veneta
    SpA                                                                   83,000           1,655,360
  Banca Monte Dei Paschi di Siena
    SpA                                                                1,623,479           5,035,105
 *Banca Nazionale del Lavoro SpA                                       1,652,352           3,462,165
 #Banca Popolare di Lodi Scarl                                           374,206           3,428,369
 #Banca Popolare di Milano                                               665,400           3,915,990
  Banca Popolare Rights                                                   57,990             531,109
 #Benetton Group SpA                                                     181,249           2,052,994
  Buzzi Unicem SpA                                                        67,793             891,483
 #Caltagirone Editore SpA                                                222,304           1,692,017
  Capitalia SpA                                                        2,910,876           8,603,926
  CIR SpA (Cie Industriale Riunite),
    Torino                                                               500,000           1,017,041
 #Compagnia Assicuratrice Unipol SpA                                     452,120           1,764,618
#*E.Biscom SpA                                                            16,000             930,834
#*Edison SpA                                                             899,081           1,557,540
  Erg SpA                                                                295,000           1,855,359
  Ericsson SpA                                                            20,069             796,765
#*Fiat SpA                                                             1,054,970   $       7,472,748
#*IFIL Finanziaria Partecipazioni SpA                                  1,368,874           4,849,708
 #Italcementi SpA                                                        444,060           5,556,122
 #Italmobiliare SpA, Milano                                               33,664           1,572,078
  Manifattura Lane Gaetano
    Marzotto & Figli SpA                                                   5,573              63,806
  Milano Assicurazioni SpA                                               182,000             685,056
 #Pirelli & Co. SpA                                                    1,486,658           1,525,436
 #SAI SpA (Sta Assicuratrice
    Industriale), Torino                                                 167,605           3,728,705
  San Paolo-IMI SpA                                                      121,701           1,393,518
 #Societe Cattolica di Assicurazoni
    Scarl SpA                                                              8,800             341,886
 #Telecom Italia SpA                                                   1,209,533           3,709,241
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $77,211,453)                                                                      72,005,725
                                                                                   -----------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
    (Cost $0)                                                             51,693              11,459
                                                                                   -----------------
TOTAL -- ITALY
  (Cost $77,211,453)                                                                      72,017,184
                                                                                   -----------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 *Ainax AB                                                                40,367           1,133,020
#*Bostads AB Drott                                                        28,050             504,168
  Carbo AB                                                                 2,900              71,692
  Castellum AB                                                             4,100              96,709
#*Drott Series AB                                                        131,600           1,840,563
  Gambro AB Series A                                                     451,900           4,076,681
  Gambro AB Series B                                                     129,800           1,153,281
  Holmen AB Series A                                                       6,300             189,771
  Holmen AB Series B                                                     120,100           3,442,765
  NCC AB Series B                                                         59,700             504,412
  Nordic Baltic Holdings AB                                              372,600           2,524,914
  Skandinaviska Enskilda Banken
    Series A                                                             196,000           2,826,139
  Skandinaviska Enskilda Banken
    Series C                                                               9,800             137,446
  SSAB Swedish Steel Series A                                            121,600           2,034,049
  SSAB Swedish Steel Series B                                             37,700             610,193
  Svenska Cellulosa AB Series A                                           19,000             735,884
  Svenska Cellulosa AB Series B                                          194,900           7,552,395
  Svenska Kullagerfabriken AB
    Series A                                                              22,650             819,199
  Svenska Kullagerfabriken AB
    Series B                                                              29,700           1,083,585
 #Telia AB                                                               255,500           1,080,122
  Trelleborg AB Series B                                                 103,600           1,877,706
 #Volvo AB Series A                                                      212,100           6,614,231
 #Volvo AB Series B                                                      413,600          13,520,720
  Whilborg Fastigheter AB Class B                                         35,800             466,127
                                                                                   -----------------
TOTAL -- SWEDEN
  (Cost $42,136,221)                                                                      54,895,772
                                                                                   -----------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
  Fortum Oyj                                                           1,071,385          12,579,654
  Huhtamaki Van Leer Oyj                                                   2,300              30,179

                                                                          SHARES              VALUE+
                                                               -----------------   -----------------
 #Kemira Oyj                                                             101,377   $       1,280,469
  Kesko Oyj                                                              157,000           3,090,975
  Metso Oyj                                                              219,166           2,684,084
  M-real Oyj Series B                                                    253,400           2,156,183
  Okobank Class A                                                         65,000             646,379
  Outokumpu Oyj Series A                                                 351,300           5,322,314
  Rautaruukki Oyj Series K                                                12,900              96,037
  Stora Enso Oyj Series R                                                595,800           7,722,494
  Upm-Kymmene Oyj                                                         83,100           1,492,540
  Wartsila Corp. Oyj Series B                                             39,600             808,722
                                                                                   -----------------
TOTAL -- FINLAND
  (Cost $24,875,652)                                                                      37,910,030
                                                                                   -----------------
HONG KONG -- (1.5%)
COMMON STOCKS -- (1.5%)
  Cheung Kong Holdings, Ltd.                                             162,000           1,216,764
  China Overseas Land & Investment,
    Ltd.                                                               1,864,000             305,826
  China Travel International Investment,
    Ltd.                                                                 680,000             119,479
 #Chinese Estates Holdings, Ltd.                                          44,000              23,378
  Great Eagle Holdings, Ltd.                                              94,000             146,264
 #Hang Lung Development Co., Ltd.                                      1,765,000           2,400,392
  Hang Lung Properties, Ltd.                                             624,500             812,550
  Henderson Land Development Co.,
    Ltd.                                                                 123,000             529,967
  Hong Kong and Shanghai Hotels,
    Ltd.                                                                 225,500             130,054
  Hopewell Holdings, Ltd.                                                906,000           1,575,933
  Hutchison Whampoa, Ltd.                                                217,000           1,467,269
  Hysan Development Co., Ltd.                                          1,434,699           2,309,173
  I-Cable Communications, Ltd.                                           325,121             124,918
 #Kerry Properties, Ltd.                                               1,610,884           2,606,259
  New Asia Realty & Trust Co., Ltd.                                      140,000              52,872
  New World Development Co., Ltd.                                      1,269,649             984,974
  Shanghai Industrial Holdings Ltd.                                      545,000           1,010,000
 #Shangri-La Asia, Ltd.                                                3,149,482           3,093,937
  Shun Tak Holdings, Ltd.                                                134,000              54,545
 #Sino Land Co., Ltd.                                                  6,239,407           3,638,909
  Tsim Sha Tsui Properties, Ltd.                                         472,000             575,844
  Wharf Holdings, Ltd.                                                 3,251,214           9,164,226
  Wheelock and Co., Ltd.                                               3,128,000           3,748,765
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $41,233,673)                                                                      36,092,298
                                                                                   -----------------
RIGHTS/WARRANTS -- (0.0%)
 *China Travel International Investment,
    Ltd. Warrants 05/31/06
    (Cost $0)                                                            136,000                   0
                                                                                   -----------------
TOTAL -- HONG KONG
  (Cost $41,233,673)                                                                      36,092,298
                                                                                   -----------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  Allied Irish Banks P.L.C.                                              141,102           1,998,999
  Bank of Ireland P.L.C.                                                  99,637           1,179,578
  CRH P.L.C.                                                             279,359           5,933,437
 *Elan Corp. P.L.C.                                                      690,634          16,309,681
  Irish Permanent P.L.C.                                                 186,115   $       2,800,171
                                                                                   -----------------
TOTAL -- IRELAND
  (Cost $12,849,099)                                                                      28,221,866
                                                                                   -----------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
  Ackermans & Van Haaren SA                                                4,187              99,981
 #Algemene Mij Voor Nijverheidskredit
    Almanij                                                               74,928           4,545,058
 #Banque Nationale de Belgique                                             1,049           3,583,170
  Bekaert SA                                                               2,787             161,051
  Cofinimmo SA                                                             1,108             142,068
#*Delhaize Freres & cie le Lion SA
    Molenbeek-Saint Jean                                                  88,564           4,140,848
 #Dexia SA                                                                87,003           1,456,158
  D'Ieteren SA                                                               431              85,797
  Groupe Bruxelles Lambert                                                55,500           3,428,987
 *ING Bank Belgium NV                                                        128                   4
  Nationale a Portefeuille                                                 4,029             568,411
  Sofina SA                                                               10,500             529,160
 #Suez (ex Suez Lyonnaise des Eaux)                                       95,400           1,850,319
 #Tessenderlo Chemie                                                      31,155           1,090,587
#*Umicore-Strip VVPR                                                       2,009                 367
  Union Miniere SA                                                        54,327           3,298,083
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $21,735,276)                                                                      24,980,049
                                                                                   -----------------
RIGHTS/WARRANTS -- (0.0%)
 *Cofinimmo SA Rights 06/11/04
    (Cost $0)                                                              1,108                   0
                                                                                   -----------------
TOTAL -- BELGIUM
  (Cost $21,735,276)                                                                      24,980,049
                                                                                   -----------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
  Carlsberg A.S. Series B                                                 32,525           1,591,566
  Codan A.S.                                                              28,400           1,190,252
  Danisco A.S.                                                            29,530           1,399,523
  Danske Bank A.S.                                                       395,753           8,998,165
 *Jyske Bank A.S.                                                         22,300           1,175,746
  Nordea AB                                                              475,918           3,245,559
  Rockwool, Ltd.                                                           6,850             281,287
  Tele Danmark A.S.                                                       99,350           3,351,691
                                                                                   -----------------
TOTAL -- DENMARK
  (Cost $14,826,540)                                                                      21,233,789
                                                                                   -----------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  DBS Group Holdings, Ltd.                                               357,000           2,954,705
  Fraser & Neave, Ltd.                                                   507,290           4,023,360
  Haw Par Brothers International, Ltd.                                     2,698               7,409
  Keppel Corp., Ltd.                                                     855,000           3,343,117
 #Neptune Orient Lines, Ltd.                                             801,000           1,009,059
  Overseas Chinese Banking Corp.,
    Ltd.                                                                  94,000             662,427
  Sembcorp Industries, Ltd.                                              400,000             338,608
  Singapore Airlines, Ltd.                                               617,000           3,810,654
  Singapore Land, Ltd.                                                   133,000             301,943
  United Overseas Bank, Ltd.                                              66,000             503,724

                                                                          SHARES              VALUE+
                                                               -----------------   -----------------
 #United Overseas Land, Ltd.                                             259,000   $         344,575
TOTAL COMMON STOCKS
  (Cost $13,210,685)                                                                      17,299,581
                                                                                   -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
    (Cost $7,704)                                                                              7,821
                                                                                   -----------------
TOTAL -- SINGAPORE
  (Cost $13,218,389)                                                                      17,307,402
                                                                                   -----------------

NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Aker Kvaerner ASA                                                       46,100             736,061
  Den Norske Bank ASA Series A                                           606,394           3,847,441
  Norsk Hydro ASA                                                         16,700           1,036,330
  Norske Skogindustrier ASA Series A                                     163,300           2,722,389
 #Storebrand ASA                                                         201,500           1,353,445
 *Yara International ASA                                                  16,700             123,919
                                                                                   -----------------
TOTAL -- NORWAY
  (Cost $8,187,301)                                                                        9,819,585
                                                                                   -----------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Agricultural Bank of Greece S.A                                        123,600             860,524
  Alpha Credit Bank                                                       35,040             916,728
  Bank of Greece                                                           8,520             900,526
  Bank of Piraeus S.A.                                                     4,600              53,590
  Commercial Bank of Greece                                               44,760           1,185,010
  EFG Eurobank Ergasias S.A.                                              60,097           1,337,660
  Hellenic Petroleum S.A.                                                159,140           1,216,321
  Hellenic Tellecommunication
    Organization Co. S.A.                                                140,460           1,845,612
  Intracom S.A.                                                           92,390             464,799
  National Bank of Greece                                                 15,520             467,402
                                                                                   -----------------
TOTAL -- GREECE
  (Cost $7,870,638)                                                                        9,248,172
                                                                                   -----------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Banco Comercial Portugues SA                                           195,400             452,850
  BPI SGPS SA                                                            202,800             739,958
  Cimpor Cimentos de Portugal SA                                         503,265           2,640,397
  Portucel-Empresa Produtora de
    Pasta de Papel SA                                                  1,442,478           2,429,895
                                                                                   -----------------
TOTAL -- PORTUGAL
  (Cost $5,351,923)                                                                        6,263,100
                                                                                   -----------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
  Bohler Uddeholm AG                                                       6,402             488,199
  OMV AG                                                                   5,913           1,036,949
  Voestalpine AG                                                          62,211           2,775,952
  Wienerberger AG                                                         16,123             546,392
                                                                                   -----------------
TOTAL -- AUSTRIA
  (Cost $3,477,881)                                                                        4,847,492
                                                                                   -----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Auckland International Airport, Ltd.                                    99,828   $         421,080
  Carter Holt Harvey, Ltd.                                             2,429,700           2,991,974
  Fletcher Building, Ltd.                                                171,130             474,829
                                                                                   -----------------
TOTAL COMMON STOCKS
  (Cost $3,707,347)                                                                        3,887,883
                                                                                   -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
    (Cost $6,846)                                                                              6,639
                                                                                   -----------------
TOTAL -- NEW ZEALAND
  (Cost $3,714,193)                                                                        3,894,522
                                                                                   -----------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad                                                     691,000                   0
                                                                                   -----------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
    (Cost $881,605)                                                                          886,023
                                                                                   -----------------

                                                                     FACE
                                                                    AMOUNT
                                                               -----------------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (19.3%)

  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $31,615,000 FMC
    Discount Notes 1.13%, 08/12/04, valued at $31,535,963)
    to be repurchased at $31,071,072 (Cost $31,068,000)        $          31,068          31,068,000

  Repurchase Agreement, Deutsche Bank Securities 1.00%,
    06/01/04 (Collateralized by $534,822,356 U.S.
    Treasury Obligations rates ranging from 7.50% to 8.75%,
    maturities ranging from 11/15/16 to 08/15/20, valued at
    $660,863,438) to be repurchased at $442,051,058
    (Cost $442,001,947)^                                                 442,002         442,001,947
                                                                                   -----------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $473,069,947)                                                                    473,069,947
                                                                                   -----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,082,684,554)++                                                          $   2,449,898,522
                                                                                   =================

----------
 +  See Note B to Financial Statements.
 #  Total or Partial Securities on Loan.
 *  Non-Income Producing Securities.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $2,082,875,007.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $419,174 of securities on loan)                          $  2,449,899
Cash                                                                                               15
Receivables:
   Investment Securities Sold                                                                   3,463
   Dividends, Interest and Tax Reclaims                                                         8,315
   Fund Shares Sold                                                                               812
   Securities Lending Income                                                                      371
Prepaid Expenses and Other Assets                                                                  13
                                                                                         ------------
      Total Assets                                                                          2,462,888
                                                                                         ------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                            442,002
   Investment Securities Purchased                                                              3,476
   Fund Shares Redeemed                                                                           335
   Due to Advisor                                                                                 324
Accrued Expenses and Other Liabilities                                                            219
                                                                                         ------------
      Total Liabilities                                                                       446,356
                                                                                         ------------
NET ASSETS                                                                               $  2,016,532
                                                                                         ============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                                144,560,171
                                                                                         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                 $      13.95
                                                                                         ============
Investments at Cost                                                                      $  2,082,685
                                                                                         ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                          $  1,583,131
Accumulated Net Investment Income (Loss)                                                       19,141
Accumulated Net Realized Gain (Loss)                                                           47,022
Accumulated Net Realized Foreign Exchange Gain (Loss)                                               4
Unrealized Appreciation (Depreciation) from Investment Securities and Foreign Currency        367,214
Unrealized Net Foreign Exchange Gain (Loss)                                                        20
                                                                                         ------------
      Total Net Assets                                                                   $  2,016,532
                                                                                         ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,065)                                              $   27,015
   Interest                                                                                                115
   Income from Securities Lending                                                                        1,369
                                                                                                    ----------
          Total Investment Income                                                                       28,499
                                                                                                    ----------
EXPENSES
   Investment Advisory Services                                                                          1,881
   Accounting & Transfer Agent Fees                                                                        483
   Custodian Fees                                                                                          290
   Legal Fees                                                                                                6
   Audit Fees                                                                                                7
   Shareholders' Reports                                                                                    11
   Trustees' Fees and Expenses                                                                               4
   Other                                                                                                    27
                                                                                                    ----------
          Total Expenses                                                                                 2,709
                                                                                                    ----------
   NET INVESTMENT INCOME (LOSS)                                                                         25,790
                                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                               50,698
   Net Realized Gain (Loss) on Foreign Currency Transactions                                                 4
   Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency      134,458
   Translation of Foreign Currency Denominated Amounts                                                    (180)
                                                                                                    ----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                       184,980
                                                                                                    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     $  210,770
                                                                                                    ==========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS         YEAR
                                                                                      ENDED          ENDED
                                                                                     MAY 31         NOV. 30,
                                                                                      2004            2003
                                                                                   -----------    -----------
                                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $    25,790    $    31,730
   Net Realized Gain (Loss) on Investment Securities Sold                               50,698         (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                                 4            205
   Change in Unrealized Appreciation (Depreciation) of Investment Securities and
      Foreign Currency                                                                 134,458        379,196
   Translation of Foreign Currency Denominated Amounts                                    (180)           114
                                                                                   -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations              210,770        407,705
                                                                                   -----------    -----------
Distributions From:
   Net Investment Income                                                                (7,625)       (30,082)
   Net Short-Term Gains                                                                     --             --
   Net Long-Term Gains                                                                      --         (1,177)
                                                                                   -----------    -----------
          Total Distributions                                                           (7,625)       (31,259
                                                                                   -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                                       292,065        542,740
   Shares Issued in Lieu of Cash Distributions                                           7,625         31,258
   Shares Redeemed                                                                     (91,081)      (471,133)
                                                                                   -----------    -----------
          Net Increase (Decrease) from Capital Share Transactions                      208,609        102,865
                                                                                   -----------    -----------
          Total Increase (Decrease)                                                    411,754        479,311
                                                                                   -----------    -----------
NET ASSETS
   Beginning of Period                                                               1,604,778      1,125,467
                                                                                   -----------    -----------
   End of Period                                                                   $ 2,016,532    $ 1,604,778
                                                                                   ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                     21,290         53,795
      Shares Issued in Lieu of Cash Distributions                                          583          2,986
      Shares Redeemed                                                                   (6,742)       (47,941)
                                                                                   -----------    -----------
                                                                                        15,131          8,840
                                                                                   ===========    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS          YEAR              YEAR
                                              ENDED           ENDED             ENDED
                                             MAY 31,         NOV. 30,          NOV. 30,
                                              2004             2003              2002
                                          -------------    -------------    -------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period      $       12.40    $        9.33    $       10.15
                                          -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.18             0.27             0.24
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                    1.43             3.06            (0.78)
                                          -------------    -------------    -------------
Total from Investment Operations                   1.61             3.33            (0.54)
                                          -------------    -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                          (0.06)           (0.25)           (0.25)
   Net Realized Gains                                --            (0.01)           (0.03)
                                          -------------    -------------    -------------
Total Distributions                               (0.06)           (0.26)           (0.28)
                                          -------------    -------------    -------------
Net Asset Value, End of Period            $       13.95    $       12.40    $        9.33
                                          =============    =============    =============
Total Return                                      13.00%#          36.24%           (5.53)%

Net Assets, End of Period (thousands)     $   2,016,532    $   1,604,778    $   1,125,467
Ratio of Expenses to Average Net Assets            0.29%*           0.30%            0.30%
Ratio of Net Investment Income to
   Average Net Assets                              2.74%*           2.61%            2.36%
Portfolio Turnover Rate                               5%#             14%              18%

                                              YEAR              YEAR             YEAR
                                             ENDED             ENDED            ENDED
                                            NOV. 30,          NOV. 30,         NOV. 30,
                                              2001              2000             1999
                                          -------------    -------------    -------------
Net Asset Value, Beginning of Period      $       12.07    $       13.18    $       11.95
                                          -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.27             0.27             0.28
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                   (1.49)           (0.31)            1.29
                                          -------------    -------------    -------------
Total from Investment Operations                  (1.22)           (0.04)            1.57
                                          -------------    -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                          (0.27)           (0.26)           (0.31)
   Net Realized Gains                             (0.43)         (0.81))            (0.03)
                                          -------------    -------------    -------------
Total Distributions                               (0.70)           (1.07)           (0.34)
                                          -------------    -------------    -------------
Net Asset Value, End of Period            $       10.15    $       12.07    $       13.18
                                          =============    =============    =============
Total Return                                     (10.75)%          (0.51)%          13.27%

Net Assets, End of Period (thousands)     $   1,208,100    $   1,553,481    $   1,660,377
Ratio of Expenses to Average Net Assets            0.29%            0.29%            0.29%
Ratio of Net Investment Income to
   Average Net Assets                              2.32%            2.13%            2.17%
Portfolio Turnover Rate                               6%               9%               6%

----------
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $26,286.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                               $  315,813
               Sales                                       92,912

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

               Gross Unrealized Appreciation           $  474,540
               Gross Unrealized Depreciation             (107,516)
                                                       ----------
               Net                                     $  367,024
                                                       ==========

     For federal income tax purposes, the Trust measures its capital loss carryfowards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward of approximately $3,507,000 which expires on November 30, 2011.

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, The Series had unrealized appreciation/depreciation (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

G.  SECURITIES LENDING:

     As of May 31, 2004, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolios is available without charge, upon request, by calling collect:
(310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGARdatabase on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                PAGE
                                                                               ------
DIMENSIONAL INVESTMENT GROUP INC.
     Statement of Assets and Liabilities                                            1
     Statement of Operations                                                        2
     Statements of Changes in Net Assets                                            3
     Financial Highlights                                                           4
     Notes to Financial Statements                                                  5

THE DFA INVESTMENT TRUST COMPANY-- THE DFA INTERNATIONAL VALUE SERIES
     Schedule of Investments                                                        7
     Statement of Assets and Liabilities                                           15
     Statement of Operations                                                       16
     Statements of Changes in Net Assets                                           17
     Financial Highlights                                                          18
     Notes to Financial Statements                                                 19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                        23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                       STATEMENT OF ASSETS AND LIABILITIES

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  MAY 31, 2004
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (30,922,800 Shares, Cost $313,566)++ at Value+                                           $      431,373
Receivable for Fund Shares Sold                                                                        324
Prepaid Expenses and Other Assets                                                                       33
                                                                                            --------------
      Total Assets                                                                                 431,730
                                                                                            --------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                                     228
   Fund Shares Redeemed                                                                                 96
   Due to Advisor                                                                                        3
Accrued Expenses and Other Liabilities                                                                  30
                                                                                            --------------
      Total Liabilities                                                                                357
                                                                                            --------------
NET ASSETS                                                                                  $      431,373
                                                                                            ==============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                                     32,976,848
                                                                                            ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                    $        13.08
                                                                                            ==============

NET ASSETS CONSIST OF:
Paid-In Capital                                                                             $      323,114
Accumulated Net Investment Income (Loss)                                                               186
Accumulated Net Realized Gain (Loss)                                                                (9,734)
Unrealized Appreciation (Depreciation) from Investment Securities                                  117,807
                                                                                            --------------
      Total Net Assets                                                                      $      431,373
                                                                                            ==============

----------
 + See Note B to Financial Statements.
++ The cost for federal income tax purposes is $323,292.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                      $        1,691
                                                                                            --------------
EXPENSES
   Administrative Services                                                                              21
   Accounting & Transfer Agent Fees                                                                      9
   Legal Fees                                                                                            7
   Audit Fees                                                                                            2
   Filing Fees                                                                                          11
   Shareholders' Reports                                                                                22
   Directors' Fees and Expenses                                                                          4
   Other                                                                                                 2
                                                                                            --------------
         Total Expenses                                                                                 78
                                                                                            --------------
   NET INVESTMENT INCOME (LOSS)                                                                      1,613
                                                                                            --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                              (44)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                        45,283
                                                                                            --------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                         45,239
                                                                                            --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $       46,852
                                                                                            ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                        SIX MONTHS        YEAR
                                                                                           ENDED          ENDED
                                                                                          MAY 31,       NOV. 30,
                                                                                           2004           2003
                                                                                       ------------   ------------
                                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                        $      1,613   $      6,501
   Capital Gain Distributions Received from The DFA Investment Trust Company                     --            229
   Net Realized Gain (Loss) on Investment Securities Sold                                       (44)        (2,449)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                 45,283         86,544
                                                                                       ------------   ------------
         Net Increase (Decrease) in Net Assets Resulting from Operations                     46,852         90,825
                                                                                       ------------   ------------
Distributions From:
   Net Investment Income                                                                     (7,845)        (4,886)
   Net Short-Term Gains                                                                          (6)            --
   Net Long-Term Gains                                                                         (244)          (407)
                                                                                       ------------   ------------
         Total Distributions                                                                 (8,095)        (5,293)
                                                                                       ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                                             56,550         94,320
   Shares Issued in Lieu of Cash Distributions                                                8,095          5,293
   Shares Redeemed                                                                          (28,538)       (51,406)
                                                                                       ------------   ------------
         Net Increase (Decrease) from Capital Share Transactions                             36,107         48,207
                                                                                       ------------   ------------
         Total Increase (Decrease)                                                           74,864        133,739

NET ASSETS
   Beginning of Period                                                                      356,509        222,770
                                                                                       ------------   ------------
   End of Period                                                                       $    431,373   $    356,509
                                                                                       ============   ============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                           4,404         10,134
      Shares Issued in Lieu of Cash Distributions                                               671            626
      Shares Redeemed                                                                        (2,224)        (5,617)
                                                                                       ------------   ------------
                                                                                              2,851          5,143
                                                                                       ============   ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                                 MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                  2004            2003          2002          2001          2000          1999
                                               -----------     ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period           $     11.83     $     8.92    $    10.16    $    13.15    $    13.79    $    12.55
                                               -----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.05           0.22          0.23          0.27          0.31          0.33
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                 1.47           2.91         (0.76)        (1.47)        (0.36)         1.28
                                               -----------     ----------    ----------    ----------    ----------    ----------
      Total from Investment Operations                1.52           3.13         (0.53)        (1.20)        (0.05)         1.61
                                               -----------     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.26)         (0.20)        (0.25)        (0.33)        (0.32)        (0.28)
   Net Realized Gains                                (0.01)         (0.02)        (0.46)        (1.46)        (0.27)        (0.09)
                                               -----------     ----------    ----------    ----------    ----------    ----------
      Total Distributions                            (0.27)         (0.22)        (0.71)        (1.79)        (0.59)        (0.37)
                                               -----------     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                 $     13.08     $    11.83    $     8.92    $    10.16    $    13.15    $    13.79
                                               ===========     ==========    ==========    ==========    ==========    ==========
Total Return                                         13.01%#        36.09%        (5.52)%      (10.80)%       (0.53)%       13.22%

Net Assets, End of Period (thousands)          $   431,373     $  356,509    $  222,770    $  184,306    $  203,184    $  269,973
Ratio of Expenses to Average Net Assets (1)           0.33%*         0.35%         0.35%         0.34%         0.33%         0.33%
Ratio of Net Investment Income to
   Average Net Assets                                 0.79%*         2.46%         2.52%         2.34%         2.04%         2.38%
Portfolio Turnover Rate                                N/A            N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series            5%#           14%           18%            6%            9%            6%

----------
*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 21% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $5,739.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation                                         $  117,807
          Gross Unrealized Depreciation                                             (9,726)
                                                                                ----------
          Net                                                                   $  108,081
                                                                                ==========

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2004.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
  Abbey National P.L.C.                                                 841,876  $       6,930,244
  Aggregate Industries P.L.C.                                         1,926,365          2,976,832
  Alliance & Leicester P.L.C.                                           348,000          5,264,654
  Allied Domecq P.L.C.                                                  621,994          5,172,552
  Amvescap P.L.C.                                                       225,900          1,515,531
  Arriva P.L.C.                                                         231,050          1,651,789
  Associated British Foods P.L.C.                                       990,462         11,631,581
  Associated British Ports Holdings
    P.L.C.                                                              378,800          3,037,599
  Aviva P.L.C.                                                        2,582,930         25,216,998
 *AWG P.L.C.                                                             76,018            855,780
  BAA P.L.C.                                                          1,576,251         15,724,547
  BAE Systems P.L.C.                                                  2,599,132          9,806,062
  Barratt Developments P.L.C.                                           338,959          3,566,453
  BBA Group P.L.C.                                                      679,855          3,165,960
  Bellway P.L.C.                                                         38,000            526,004
  Berkeley Group P.L.C.                                                 228,802          3,866,438
  BG Group P.L.C.                                                     1,408,548          8,581,102
  BOC Group P.L.C.                                                       82,135          1,341,431
  Bovis Homes Group P.L.C.                                              132,000          1,237,365
  BPB P.L.C.                                                            458,500          3,269,374
  Bradford & Bingley P.L.C.                                              80,259            408,850
  Brambles Industries P.L.C.                                            272,000          1,056,902
  Britannic P.L.C.                                                      278,864          1,761,482
 *British Airways P.L.C.                                              1,839,331          8,547,965
  British Land Co. P.L.C.                                               857,882         10,539,837
  British Vita P.L.C.                                                   286,388          1,352,407
  Brixton P.L.C.                                                        359,333          1,911,806
 *Cable and Wireless P.L.C.                                           3,512,914          7,943,057
 *Canary Wharf Group P.L.C.                                             847,200          4,598,296
  Carnival P.L.C.                                                       156,448          7,021,173
 *Colt Telecom Group P.L.C.                                           2,561,000          3,945,288
 *Corus Group P.L.C.                                                  6,312,988          3,913,405
  Derwent Valley Holdings P.L.C.                                         49,351            756,218
  DeVere Group P.L.C.                                                    85,228            688,195
 *Dimension Data Holdings P.L.C.                                      1,006,000            564,232
  Dixons Group P.L.C.                                                   333,402            931,182
 *Duelguide Units P.L.C.                                                 36,010            355,069
 *Easyjet P.L.C.                                                        294,025          1,073,156
  FKI P.L.C.                                                            856,795          1,741,838
  Friends Provident P.L.C.                                            2,272,618          5,760,483
  Galen Holdings P.L.C.                                                 319,000          4,237,385
  Great Portland Estates P.L.C.                                         299,155          1,440,093
  Great Universal Stores P.L.C.                                         258,182          3,843,651
  Greene King P.L.C.                                                    105,263          1,757,735
  Hammerson P.L.C.                                                      468,800          5,815,111
  Hanson P.L.C.                                                         963,671          7,358,895
  HBOS P.L.C.                                                            14,538            190,478
 *HHG P.L.C.                                                            842,619            664,307
  Hilton Group P.L.C.                                                 2,619,960         12,744,959
  IMI P.L.C.                                                             24,000            161,845
  Intercontinental Hotels Group P.L.C.                                  968,773          9,286,691
 *International Power P.L.C.                                          1,898,700          5,056,603
  ITV P.L.C.                                                          1,551,881          3,378,787
  Johnson Matthey P.L.C.                                                 43,250  $         702,953
  Kelda Group P.L.C.                                                    161,510          1,456,483
  Kesa Electricals P.L.C.                                                 9,781             50,996
 #Kingfisher P.L.C.                                                     651,215          3,413,664
  Land Securities Group P.L.C.                                           78,654          1,686,004
  Liberty International P.L.C.                                          469,345          6,367,535
  Logicacmg P.L.C.                                                      586,400          2,012,631
  London Merchant Securities P.L.C.                                     358,862          1,139,502
  Marks & Spencer Group P.L.C.                                        1,197,239          7,890,393
  Mersey Docks & Harbour Co. P.L.C.                                     115,042          1,455,763
  MFI Furniture Group P.L.C.                                             66,600            182,435
  Millennium and Copthorne Hotels
    P.L.C.                                                              489,930          2,843,510
  Mitchells & Butlers P.L.C.                                            630,549          2,997,502
 *MM02 P.L.C.                                                         8,760,348         15,678,806
  Morrison (Wm.) Supermarkets P.L.C.                                  1,582,672          6,627,064
  Novar P.L.C.                                                          571,338          1,309,149
  Pearson P.L.C.                                                        246,039          2,994,860
  Peninsular & Oriental Steam
    Navigation P.L.C.                                                 1,086,433          4,270,957
  Pennon Group P.L.C.                                                    56,524            763,276
  Persimmon P.L.C.                                                      271,811          2,994,022
  Pilkington P.L.C.                                                   2,184,617          3,621,628
  Pillar Property P.L.C.                                                159,913          1,641,266
 *Premier Oil P.L.C.                                                    119,812          1,165,426
  Quintain Estates & Development
    P.L.C.                                                              100,000            729,199
  Rio Tinto P.L.C.                                                       83,136          2,000,590
  RMC Group P.L.C.                                                      401,000          4,035,580
  Rolls Royce Group P.L.C.                                            2,686,097         11,122,171
 *Rolls Royce Group P.L.C.                                          134,304,850            246,241
  Royal & Sun Alliance Insurance
    Group P.L.C.                                                      5,018,810          7,450,701
  Royal Bank of Scotland Group P.L.C.                                   212,693          6,428,725
  Sabmiller P.L.C.                                                      192,609          2,327,665
 #Sainsbury (J.) P.L.C.                                               2,864,609         14,300,152
  Scottish & Newcastle P.L.C.                                           959,905          7,508,053
  Scottish Power P.L.C.                                                 915,215          6,635,236
  Severn Trent P.L.C.                                                   210,597          3,118,962
 *Shire Pharmaceuticals Group P.L.C.                                    683,427          6,208,647
  Singer & Friedlander Group P.L.C.                                     253,818          1,093,881
  Slough Estates P.L.C.                                                 706,900          5,564,664
  Smith (David S.) Holdings P.L.C.                                      547,941          1,567,369
  Smith (W.H.) P.L.C.                                                   299,537          1,965,244
  Somerfield P.L.C.                                                     738,068          1,939,982
  Stagecoach Holdings P.L.C.                                          1,557,000          2,341,002
  Stanley Leisure Organisation P.L.C.                                   186,760          1,606,028
  Tate & Lyle P.L.C.                                                    660,070          3,655,181
  Taylor Woodrow P.L.C.                                                 973,675          4,528,444
  Tesco P.L.C.                                                        1,560,816          7,123,961
  The Big Food Group P.L.C.                                             505,408            928,373
 *Thus Group P.L.C.                                                   1,956,555            933,783
  Trinity Mirror P.L.C.                                                 495,640          5,638,934
  United Business Media P.L.C.                                          237,262          1,923,758
  United Utilities P.L.C.                                               265,595          2,642,143
  Vodafone Group P.L.C.                                              13,873,752         32,699,074

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Westbury P.L.C.                                                       162,025  $       1,272,549
  Whitbread P.L.C.                                                      511,290          7,496,474
  Wilson Bowden P.L.C.                                                  105,900          2,010,789
  Wimpey (George) P.L.C.                                                446,968          3,018,363
  Wolverhampton & Dudley Breweries
    P.L.C.                                                              107,366          1,616,965
  Woolworths Group P.L.C.                                             2,074,511          1,684,586
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $377,656,054)                                                                  474,774,971
                                                                                 -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
    (Cost $35,295)                                                                          36,615
                                                                                 -----------------
 TOTAL -- UNITED KINGDOM
  (Cost $377,691,349)                                                                  474,811,586
                                                                                 -----------------
 JAPAN -- (17.4%)
 COMMON STOCKS -- (17.4%)
  Acom Co., Ltd.                                                         14,600            979,025
 #Aichi Steel Corp.                                                     120,000            493,526
  AIOI Insurance Co., Ltd.                                              928,735          4,040,680
  Aisin Seiki Co., Ltd.                                                 182,500          3,383,738
  Akita Bank, Ltd.                                                      115,000            452,538
 #Alpine Electronics, Inc.                                               36,800            471,467
  Amada Co., Ltd.                                                       376,000          2,138,762
 #Anritsu Corp.                                                          67,000            419,610
  Aoyama Trading Co., Ltd.                                               47,700          1,108,318
  Asahi Breweries, Ltd.                                                 173,000          1,823,313
  Asahi Kasei Corp.                                                     289,000          1,422,289
  Asatsu-Dk, Inc.                                                        32,500            840,095
  Autobacs Seven Co., Ltd.                                               23,700            669,145
  Awa Bank, Ltd.                                                        196,600          1,129,190
  Bank of Iwate, Ltd.                                                    15,300            677,599
 #Bank of Kyoto, Ltd.                                                   347,400          2,290,876
  Bank of Nagoya, Ltd.                                                  185,000            933,192
  Benesse Corp.                                                           6,500            197,550
  Canon Sales Co., Inc.                                                 124,900          1,586,967
  Chiba Bank, Ltd.                                                      941,000          5,415,152
  Chudenko Corp.                                                         41,100            707,233
  Chugoku Bank, Ltd.                                                    238,800          2,413,869
  Citizen Watch Co., Ltd.                                               318,000          3,323,532
  Coca-Cola West Japan Co., Ltd.                                         58,400          1,409,917
  Comsys Holdings Corp.                                                  92,000            682,561
 #Cosmo Oil Co., Ltd.                                                   764,000          1,867,757
  Dai Nippon Ink & Chemicals, Inc.                                      459,000          1,042,492
  Dai Nippon Pharmaceutical Co., Ltd.                                   106,000            803,341
  Dai Nippon Printing Co., Ltd.                                         144,000          2,202,431
 #Daicel Chemical Industries, Ltd.                                      485,000          2,108,669
  Daido Steel Co., Ltd.                                                 274,000            657,436
  Daihatsu Motor Co., Ltd.                                              258,000          1,517,061
  Daishi Bank, Ltd.                                                     355,000          1,219,314
  Daiwa House Industry Co., Ltd.                                        663,000          7,484,763
  Denso Corp.                                                            22,500            482,857
 #Ebara Corp.                                                           173,000            778,135
 #Ezaki Glico Co., Ltd.                                                 174,600          1,241,437
  Fuji Electric Co., Ltd.                                               525,780          1,293,228
  Fuji Fire & Marine Insurance Co.,
    Ltd.                                                                297,000            692,913
  Fuji Heavy Industries                                                 493,000          2,430,726
  Fuji Oil Co., Ltd.                                                     55,200            643,650
  Fuji Photo Film Co., Ltd.                                             355,000  $      10,551,760
  Fujikura, Ltd.                                                        241,000          1,153,558
  Fujitsu, Ltd.                                                         286,000          1,931,493
  Fukui Bank, Ltd.                                                      343,000          1,359,737
 #Fukuoka Bank, Ltd.                                                    400,000          2,071,477
 #Fukuyama Transporting Co., Ltd.                                       266,000          1,211,601
 *Furukawa Electric Co., Ltd.                                           380,000          1,411,648
  Futaba Corp.                                                           16,000            419,581
  Futaba Industrial Co., Ltd.                                            44,100            682,343
 #Glory, Ltd.                                                            46,800            662,790
  Gunma Bank, Ltd.                                                      323,000          1,486,093
  Gunze, Ltd.                                                           148,000            706,135
  Hachijuni Bank, Ltd.                                                  344,000          2,056,852
#*Hankyu Corp.                                                          174,000            670,625
 #Hanshin Electric Railway Co., Ltd.                                    216,000            701,147
  Heiwa Corp                                                             81,500          1,221,706
  Higo Bank, Ltd.                                                       308,000          1,769,064
  Hitachi Cable, Ltd.                                                   236,000          1,060,267
  Hitachi Maxell, Ltd.                                                   96,000          1,407,726
  Hitachi Metals, Ltd.                                                  360,000          1,719,080
  Hitachi, Ltd.                                                       3,734,000         25,589,059
  Hokkoku Bank, Ltd.                                                    223,000          1,067,827
  Hokuetsu Paper Mills, Ltd.                                            162,000            869,334
  Hokugin Financial Group, Inc.                                         414,000            839,050
  House Foods Corp.                                                     117,000          1,505,125
 #Hyakugo Bank, Ltd.                                                    258,000          1,534,783
 #Hyakujishi Bank, Ltd.                                                 314,000          1,942,853
 *Ishikawajima-Harima Heavy
    Industries Co., Ltd.                                                819,000          1,167,661
 *Itochu Corp.                                                          120,000            492,009
  Itoham Foods, Inc.                                                    132,000            591,829
  Iyo Bank, Ltd.                                                        204,000          1,369,997
  Japan Airport Terminal Co., Ltd.                                       33,000            296,226
  JFE Holdings, Inc.                                                     56,300          1,218,243
  Joyo Bank, Ltd.                                                       545,000          2,147,260
 #Juroku Bank, Ltd.                                                     349,000          1,475,036
 #Kagoshima Bank, Ltd.                                                  132,000            739,936
  Kamigumi Co., Ltd.                                                    357,000          2,346,542
  Kandenko Co., Ltd.                                                    129,000            683,340
  Kansai Paint Co., Ltd., Osaka                                         131,000            770,757
  Katokichi Co., Ltd.                                                    34,500            608,482
 #Kawasaki Heavy Industries, Ltd.                                       910,000          1,359,185
  Kikkoman Corp.                                                        259,000          2,087,353
  Kinden Corp.                                                          167,000            929,655
  Kirin Brewery Co., Ltd.                                               437,000          4,152,801
 #Kissei Pharmaceutical Co., Ltd.                                        41,000            875,872
  Kobe Steel, Ltd.                                                    2,632,000          3,842,186
  Koito Manufacturing Co., Ltd.                                         101,000            701,488
  Kokuyo Co., Ltd.                                                       81,200            989,157
  Komatsu, Ltd.                                                       1,279,000          7,702,264
  Komori Corp.                                                           47,000            692,540
 #Koyo Seiko Co.                                                        198,000          2,006,219
  Kubota Corp.                                                          140,000            647,773
  Kuraray Co., Ltd.                                                     241,000          1,811,296
 #Kuraya Sanseido, Inc.                                                  82,600          1,235,988
  Kureha Chemical Industry Co., Ltd.                                    122,000            488,520
  KYORIN Pharmaceutical Co., Ltd.                                        52,000            680,761
 #Makita Corp.                                                          209,000          2,933,140
  Marubeni Corp.                                                      1,942,000          4,429,099
  Marui Co., Ltd.                                                       213,000          2,839,783
 #Maruichi Steel Tube, Ltd.                                             117,000          1,758,628

                                                                         SHARES             VALUE+
                                                                         ------             ------
 #Matsushita Electric Industrial Co.,
    Ltd.                                                              1,977,135  $      27,425,216
  Matsushita Electric Works, Ltd.                                       142,000          1,185,094
 #Meiji Seika Kaisha, Ltd. Tokyo                                        243,000            985,587
 #Michinoku Bank, Ltd.                                                  187,000          1,063,990
  Millea Holdings, Inc.                                                      46            606,247
  Mitsubishi Corp.                                                       40,000            395,191
  Mitsubishi Gas Chemical Co., Inc.                                     305,000          1,146,869
  Mitsubishi Heavy Industries, Ltd.                                   2,128,000          5,567,075
  Mitsubishi Logistics Corp.                                            106,000            924,108
  Mitsubishi Materials Corp.                                            975,000          1,864,568
#*Mitsubishi Motors Corp.                                               568,000          1,119,876
  Mitsui Chemicals, Inc.                                                239,800          1,163,162
  Mitsui Engineering and Shipbuilding
    Co., Ltd.                                                           481,000            813,477
  Mitsui Trust Holdings                                                 641,000          4,266,825
  Mitsumi Electric Co., Ltd.                                             45,800            468,759
  Mizuho Holdings, Inc.                                                   1,192          5,120,280
  Morinaga Milk Industry Co., Ltd.                                      160,000            595,510
  Musashino Bank, Ltd.                                                   20,000            722,528
  Nagase & Co., Ltd.                                                     87,000            723,676
  Namco, Ltd.                                                             5,500            138,069
  Nanto Bank, Ltd.                                                      317,000          1,448,045
  NGK Insulators, Ltd.                                                  216,000          1,536,529
  NGK Spark Plug Co., Ltd.                                              144,000          1,295,677
  Nichicon Corp.                                                         51,200            652,234
  Nichirei Corp.                                                        180,000            576,526
  Nifco, Inc.                                                            37,000            567,717
  Nihon Unisys, Ltd.                                                     69,100            512,213
  Nippon Broadcasting System, Inc.                                       20,690          1,011,229
 #Nippon Electric Glass Co., Ltd.                                        72,000          1,543,539
  Nippon Kayaku Co., Ltd.                                               128,000            649,635
  Nippon Meat Packers, Inc., Osaka                                      144,000          1,567,917
  Nippon Mining Holdings, Inc.                                          370,000          1,708,854
  Nippon Mitsubishi Oil Corp.                                         1,871,050         10,633,474
  Nippon Paint Co., Ltd.                                                167,000            606,191
  Nippon Sanso Corp.                                                     30,000            137,311
  Nippon Sheet Glass Co., Ltd.                                          280,000            926,729
  Nippon Shinpan Co., Ltd.                                              191,000            651,818
  Nippon Shokubai Co., Ltd.                                             163,000          1,193,958
  Nippon Television Network Corp.                                         9,400          1,447,390
  Nipponkoa Insurance Co., Ltd.                                          45,000            258,828
  Nishimatsu Construction Co., Ltd.                                     364,000          1,236,106
  Nishi-Nippon Bank, Ltd.                                               156,540            704,445
  Nissay Dowa General Insurance
    Co., Ltd.                                                           383,000          1,924,261
  Nisshin Seifun Group, Inc.                                            148,000          1,360,518
  Nisshin Steel Co., Ltd.                                               627,000          1,264,556
  Nisshinbo Industries, Inc.                                            305,000          2,021,246
#*Nissho Iwai-Nichmen Holdings Corp.                                    130,400            694,507
  NSK, Ltd.                                                             319,000          1,443,643
  Obayashi Corp.                                                        520,000          2,482,203
  Ogaki Kyoritsu Bank, Ltd.                                              50,000            269,692
  Oji Paper Co., Ltd.                                                   275,000          1,749,298
  Okumura Corp.                                                         144,000            707,500
  Onward Kashiyama Co., Ltd.                                            100,000          1,612,619
  PanaHome Corp.                                                        106,000            570,078
 #Pioneer Electronic Corp.                                               60,000          1,537,866
  Promise Co., Ltd.                                                      60,500          3,976,827
  Q.P. Corp.                                                            109,600            892,411
 #Rengo Co., Ltd.                                                       152,000            683,988
 *Resona Holdings, Inc.                                               1,873,000  $       3,220,661
  San In Godo Bank, Ltd.                                                110,000            864,336
  Santen Pharmaceutical Co., Ltd.                                        52,000            757,478
 #Sanwa Shutter Corp.                                                   101,000            518,071
  Sanyo Shinpan Finance Co., Ltd.                                        19,800          1,086,425
  Sapporo Breweries, Ltd.                                               251,000            815,139
  Sapporo Hokuyo Holdings, Inc.                                             224          1,172,121
  Seino Transportation Co., Ltd.                                        193,000          1,835,299
  Sekisui Chemical Co., Ltd.                                            557,000          4,109,695
  Sekisui House, Ltd.                                                   942,000          9,812,478
  Seventy-seven (77) Bank, Ltd.                                         241,000          1,420,528
  SFCG Co., Ltd.                                                          8,010          1,404,972
  Shiga Bank, Ltd.                                                      272,000          1,349,621
  Shikoku Bank, Ltd.                                                     72,000            429,019
  Shimachu Co., Ltd.                                                     36,200            902,162
 #Shimadzu Corp.                                                        181,000            932,806
  Shinko Securities Co., Ltd.                                           470,000          1,560,982
  Shizuoka Bank, Ltd.                                                   473,000          3,854,740
 #Softbank Corp.                                                         49,100          1,877,895
  Sumitomo Bakelite Co., Ltd.                                           105,000            698,212
  Sumitomo Corp.                                                        471,000          3,633,702
  Sumitomo Electric Industries, Ltd.                                    472,000          4,540,655
  Sumitomo Forestry Co., Ltd.                                           139,000          1,431,249
  Sumitomo Metal Industries, Ltd.
    Osaka                                                             1,481,000          1,661,464
  Sumitomo Metal Mining Co., Ltd.                                       313,000          1,864,367
  Sumitomo Osaka Cement Co., Ltd.                                       269,000            650,652
  Sumitomo Realty & Development
    Co., Ltd.                                                           150,000          1,617,350
  Sumitomo Rubber                                                        43,000            357,718
  Sumitomo Trust & Banking Co., Ltd.                                     21,000            129,088
  Suruga Bank, Ltd.                                                      87,000            574,425
  Suzuken Co., Ltd.                                                      54,000          1,685,214
  Taiheiyo Cement Corp.                                               1,209,800          2,642,448
  Taisei Corp.                                                        1,325,000          4,413,188
  Taiyo Yuden Co., Ltd.                                                  72,000          1,038,264
  Takara Standard Co., Ltd.                                             118,000            645,570
  Takashimaya Co., Ltd.                                                 214,000          2,357,203
 #Takefuji Corp.                                                         35,920          2,390,002
  TDK Corp.                                                              10,100            709,085
  Teijin, Ltd.                                                          893,000          2,884,554
  Teikoku Oil Co., Ltd.                                                 346,000          1,766,783
  Toda Corp.                                                            203,000            748,487
  Toho Bank, Ltd.                                                       254,000          1,010,175
  Tokai Tokyo Securities Co., Ltd.                                      155,000            447,237
  Tokuyama Corp.                                                        248,000          1,060,197
  Tokyo Broadcasting System, Inc.                                       113,500          2,013,658
 #Tokyo Steel Manufacturing Co., Ltd.                                    97,800          1,390,966
  Tokyo Style Co., Ltd.                                                 133,000          1,504,229
 #Tokyo Tatemono Co., Ltd.                                              143,000            691,014
  Toppan Printing Co., Ltd.                                             441,000          5,366,365
  Toray Industries, Inc.                                                620,000          2,854,071
  Toshiba TEC Corp.                                                     181,000            787,527
  Tostem Inax Holding Corp.                                             160,000          3,278,680
  Toto, Ltd.                                                            247,000          2,654,223
 #Toyo Ink Manufacturing Co., Ltd.                                      174,000            703,334
  Toyo Seikan Kaisha, Ltd.                                              287,600          4,718,371
  Toyo Suisan Kaisha, Ltd.                                               64,000            773,366
  Toyota Auto Body Co., Ltd.                                             86,000          1,309,569
  Toyota Industries Corp.                                                76,500          1,668,275
 #Toyota Tsusho Corp.                                                   314,000          2,881,419

                                                                         SHARES             VALUE+
                                                                         ------             ------
  TV Asahi Corp.                                                            202  $         375,250
  UNY Co., Ltd.                                                         133,000          1,642,230
  Wacoal Corp.                                                          149,000          1,579,834
 #Yamagata Bank, Ltd.                                                   153,700            673,239
  Yamaguchi Bank, Ltd.                                                  133,000          1,355,800
  Yamanashi Chuo Bank, Ltd.                                             119,000            588,331
  Yamatake Corp.                                                         20,000            194,318
  Yamazaki Baking Co., Ltd.                                             155,000          1,436,047
  Yokogawa Electric Corp.                                               337,000          4,360,631
  Yokohama Rubber Co., Ltd.                                             410,000          1,508,010
  York-Benimaru Co., Ltd.                                                29,300            838,751
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $411,657,891)                                                                  425,533,004
                                                                                 -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
    (Cost $20,787)                                                                          21,114
                                                                                 -----------------
 TOTAL -- JAPAN
  (Cost $411,678,678)                                                                  425,554,118
                                                                                 -----------------
 FRANCE -- (8.5%)
 COMMON STOCKS -- (8.5%)
 #AGF (Assurances Generales de
    France SA)                                                          149,122          9,041,456
 #Air France                                                            143,423          2,346,271
  Air Liquide SA                                                          8,848          1,561,285
  Alcan, Inc.                                                            30,183          1,192,724
#*Alcatel SA                                                            195,750          2,820,740
#*Alstom SA                                                             185,169            212,840
  Arcelor SA                                                            167,800          2,815,999
  AXA                                                                   634,106         13,042,808
  BNP Paribas SA                                                        549,686         33,602,499
  Bongrain SA                                                             7,145            480,617
 *Cap Gemini SA                                                          89,951          3,450,082
#*Club Mediterranee SA                                                    8,962            379,658
 #Compagnie de Saint-Gobain                                             288,912         14,553,997
  Compagnie Francaise d'Etudes et de
    Construction Technip SA                                              10,990          1,480,578
  Credit Agricole SA                                                     27,709            681,356
  Eiffage SA                                                              6,954            541,060
  Esso SA                                                                   686             96,312
  Euler-Hermes SA                                                        10,354            571,483
 *Eurafrance                                                             18,000          1,106,386
 #Faurecia SA                                                            30,445          1,973,013
 #Fimalac SA                                                             46,887          1,832,765
  Fonciere Lyonnaise SA                                                  10,950            471,975
  France Telecom SA                                                     188,321          4,550,289
  Generale des Establissements
    Michelin SA Series B                                                107,620          5,258,360
  Havas SA                                                              300,744          1,596,520
  Imerys SA                                                              11,000          2,502,481
  LaFarge SA                                                             62,037          5,319,155
  LaFarge SA Prime Fidelity                                              82,581          7,154,869
 #Lagardere S.C.A. SA                                                    10,900            665,814
 *Nexans                                                                  9,618            315,866
 #Peugeot SA                                                            233,374         13,179,063
 #Pinault Printemps Redoute SA                                           22,619          2,364,871
  Rallye SA                                                              18,020            912,719
 #Remy Cointreau SA                                                      56,022  $       1,870,576
  Renault SA                                                            121,719          9,070,115
  Rexel SA                                                               10,713            442,555
 *SA Des Galeries Lafayette                                                 900            174,397
  Schneider SA                                                           63,451          4,274,219
 *Scor SA                                                               733,800          1,075,223
  SEB SA Prime Fidelity                                                   9,900          1,112,224
  Societe BIC SA                                                         52,288          2,268,319
 #Societe des Ciments de Francais                                        28,600          2,223,571
  Societe Generale, Paris                                               293,528         24,896,954
 #Suez (ex Suez Lyonnaise des Eaux)                                     296,563          5,775,385
  Thomson Multimedia                                                    129,923          2,479,132
  Valeo SA                                                               73,528          2,984,104
  Vallourec (Usines a Tubes de Lorraine
    Escaut et Vallourec Reunies)                                          4,504            392,968
#*Veolia Environnement SA                                                25,700            687,796
 *Vivendi Universal SA                                                  403,364         10,293,783
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $136,677,536)                                                                  208,097,232
                                                                                 -----------------
 RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series B Warrants 11/30/05
    (Cost $7,244)                                                        18,020              3,759
                                                                                 -----------------
 TOTAL -- FRANCE
  (Cost $136,684,780)                                                                  208,100,991
                                                                                 -----------------
 SWITZERLAND -- (6.1%)
 COMMON STOCKS -- (6.1%)
 *ABB, Ltd.                                                             335,400          1,880,058
 #Baloise-Holding                                                       190,560          7,679,424
  Bank Sarasin & Cie Series B, Basel                                        180            255,824
  Banque Cantonale Vaudoise                                              12,608          1,387,080
 #Berner Kantonalbank                                                    23,400          2,779,455
 *Ciba Spezialitaetenchemie Holding
    AG                                                                   56,300          3,846,625
  Cie Financiere Richemont AG
    Series A                                                          1,251,000         32,223,768
  Clariant AG                                                            19,200            265,074
  Converium Holding AG                                                   14,400            733,921
 *Credit Swisse Group                                                   128,200          4,410,505
 *Fischer (Georg) AG, Schaffhausen                                        1,280            279,066
 #Givaudan SA                                                             3,952          2,113,439
 #Helvetia Patria Holding                                                16,301          2,867,348
 #Holcim, Ltd.                                                          199,770         10,396,504
 #Jelmoli Holding AG                                                        500            625,759
 #Luzerner Kantonalbank AG                                               14,627          2,337,061
 #Pargesa Holding SA, Geneve                                              1,935          5,565,147
 #PSP Swiss Property AG                                                 109,600          3,822,181
 #Rieters Holdings AG                                                     7,860          1,993,377
  Sig Holding AG                                                         44,130          7,549,197
#*Sika Finanz AG, Baar                                                    3,828          1,924,356
 #St. Galler Kantonalbank                                                14,319          2,879,750
#*Swiss Life AG                                                         124,240         15,660,232
  Swiss Reinsurance Co., Zurich                                          18,800          1,167,036
 *Syngenta AG                                                           152,500         12,097,295
#*Unaxis Holding AG                                                      45,400          5,141,601
#*Valiant Holding AG                                                     39,295          3,270,942
 #Valora Holding AG                                                      12,170          2,881,408

                                                                         SHARES             VALUE+
                                                                         ------             ------
 *Zurich Financial SVCS AG                                               67,906  $      10,684,280
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $107,900,215)                                                                  148,717,713
                                                                                 -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
    (Cost $1,007,353)                                                                    1,035,109
                                                                                 -----------------
 TOTAL -- SWITZERLAND
  (Cost $108,907,568)                                                                  149,752,822
                                                                                 -----------------
 GERMANY -- (5.4%)
 COMMON STOCKS -- (5.4%)
 #Aachener und Muenchener
    Beteiligungs AG                                                      32,773          2,365,409
 #Aareal Bank AG                                                         22,825            773,722
  Allianz AG                                                              5,000            522,715
 *Bankgesellschaft Berlin AG                                            233,550            569,824
  BASF AG                                                               386,050         19,783,712
  Bayer AG                                                              280,139          8,022,055
 *Bayerische Vereinsbank AG                                             485,020          8,193,305
 #BHW Holding AG                                                         34,600            540,214
 #Bilfinger & Berger Bau AG                                              23,702            779,430
  Commerzbank AG                                                        408,050          6,665,331
 #DaimlerChrysler AG                                                    219,282          9,759,496
 #Deutsche Bank AG                                                      359,305         28,283,407
  Deutsche Lufthansa AG                                                 319,477          4,587,451
  E.ON AG                                                                 7,600            529,503
 *Fraport AG                                                             63,708          1,842,234
 #Fresenius Medical Care AG                                              27,600          2,041,697
#*Heidelberger Druckmaschinen AG                                         38,167          1,209,797
  Heidelberger Zement AG                                                 64,373          2,835,953
 #Hochtief AG                                                            56,150          1,232,333
 *Hypo Real Estate Holding AG                                            84,277          2,369,101
 #IVG Immobilien AG                                                      30,276            349,823
 #Karstadt Quelle AG                                                     30,734            634,785
 #Linde AG                                                               77,043          3,989,632
 #MAN AG                                                                 88,000          3,250,554
  Merck KGAA                                                             36,000          2,007,356
  MG Technologies AG                                                    135,773          1,766,950
 #Preussag AG                                                           115,227          2,236,610
  Salzgitter AG                                                          13,041            154,880
  SCA Hygiene Products AG                                                 3,550          1,300,620
  ThyssenKrupp AG                                                       290,691          4,862,280
 *Vattenfall Europe AG                                                   94,898          2,955,912
  Volkswagen AG                                                         120,547          5,280,608
                                                                                 -----------------
 TOTAL -- GERMANY
  (Cost $125,815,346)                                                                  131,696,699
                                                                                 -----------------
 AUSTRALIA -- (3.8%)
 COMMON STOCKS -- (3.8%)
  Amcor, Ltd.                                                           126,820            587,802
  AMP Limited                                                         1,026,451          4,079,874
  Ansell, Ltd.                                                          303,463          1,708,852
  APN News & Media, Ltd.                                                486,363          1,418,593
  AWB, Ltd.                                                             345,296          1,207,045
  AXA Asia Pacific Holdings, Ltd.                                     2,837,724          6,872,505
  BHP Steel Ltd.                                                      1,252,100          5,536,152
  Boral, Ltd.                                                           899,150          3,760,136
  Caltex Australia, Ltd.                                                440,369          2,714,191
  Commonwealth Bank of Australia                                         48,696  $       1,140,569
  CSR, Ltd.                                                           1,514,337          2,084,174
  Downer Group, Ltd.                                                    216,113            484,787
  Futuris Corp., Ltd.                                                   456,719            505,165
  Insurance Australiz Group, Ltd.                                     1,428,272          4,641,130
 #Lend Lease Corp., Ltd.                                                568,460          4,073,668
  Lion Nathan, Ltd.                                                     871,345          4,102,395
  Mayne Group, Ltd.                                                   1,280,958          2,736,434
  Mirvac, Ltd.                                                        1,140,163          3,452,949
  Onesteel, Ltd.                                                        436,697            700,279
  Orica, Ltd.                                                           352,900          3,685,332
  Origin Energy, Ltd.                                                   686,245          2,582,446
  Paperlinx, Ltd.                                                       727,704          2,526,782
  Publishing and Broadcasting, Ltd.                                     579,260          5,098,686
 #Quantas Airways, Ltd.                                               3,042,351          7,448,311
  Rinker Group, Ltd.                                                  1,155,484          6,177,109
  Santos, Ltd.                                                          953,246          4,610,445
 #Seven Network, Ltd.                                                   383,865          1,396,206
 *Southcorp, Ltd.                                                     1,146,542          2,585,702
 *Stockland Trust Group                                                     735              2,743
  Stockland Trust Group                                                  21,349             80,393
  WMC Resources, Ltd.                                                 1,760,061          5,798,458
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $64,985,485)                                                                    93,799,313
                                                                                 -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
    (Cost $23,400)                                                                          21,915
                                                                                 -----------------
 TOTAL -- AUSTRALIA
  (Cost $65,008,885)                                                                    93,821,228
                                                                                 -----------------
 NETHERLANDS -- (3.8%)
 COMMON STOCKS -- (3.8%)
  ABN-AMRO Holding NV                                                   676,189         14,402,913
  Aegon NV                                                              822,637          9,934,972
 *Air France                                                             18,150            294,780
  AM NV                                                                  61,661            541,577
  Buhrmann NV                                                            94,439            899,882
  DSM NV                                                                 78,837          3,893,093
#*Hagemeyer NV                                                          342,825            734,022
 *Hunter Douglas NV                                                      34,696          1,617,050
  ING Groep NV                                                        1,552,333         35,065,385
 *Koninklijke Ahold NV                                                  411,500          3,219,002
  Koninklijke KPN NV                                                    278,922          2,028,813
  Koninklijke Nedlloyd NV                                                12,142            370,285
  Koninklijke Philips Electronics NV                                    405,906         11,086,373
  New Skies Satellites NV                                                52,400            424,180
  Nutreco Holding NV                                                     23,646            726,902
  NV Holdingsmij de Telegraaf                                             6,800            150,573
  Oce NV                                                                 60,734            903,874
  Vedior NV                                                              46,388            691,658
 *Versatel Telecom International NV                                     323,150            644,450
  VNU NV                                                                168,736          4,968,415
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $60,608,176)                                                                    92,598,199
                                                                                 -----------------
 RIGHTS/WARRANTS -- (0.0%)
 *Air France Warrants 11/06/07                                           16,500             20,753
 *AM NV Coupons 06/04/04                                                 61,661                  0

                                                                         SHARES             VALUE+
                                                                         ------             ------
 *ING Groep NV Coupons 06/17/05                                       1,552,333  $               0
                                                                                 -----------------
 TOTAL RIGHTS/WARRANTS
  (Cost $21,343)                                                                            20,753
                                                                                 -----------------
 TOTAL -- NETHERLANDS
  (Cost $60,629,519)                                                                    92,618,952
                                                                                 -----------------
 SPAIN -- (3.0%)
 COMMON STOCKS -- (3.0%)
 #Acerinox SA                                                            65,340          3,580,706
 #Arcelor SA                                                             30,000            503,953
  Autopistas Concesionaria Espanola
    SA                                                                  905,074         15,258,004
  Banco de Andalucia                                                        900             79,548
  Banco de Sabadell SA                                                  154,021          3,170,801
 #Banco Pastor SA                                                        59,400          1,762,479
  Cementos Portland SA                                                   21,016          1,260,678
  Corporacion Mapfre Compania
    Internacional de Reaseguros SA                                      146,555          1,667,765
  Ebro Puleva SA                                                        116,168          1,416,324
  Endesa SA, Madrid                                                     308,964          5,703,723
 #Gas Natural SA, Buenos Aires                                           21,400            511,286
 #Iberdrola SA                                                          535,000         10,793,336
 #Iberia Lineas Aereas de Espana SA                                     617,500          1,773,522
  Inmobiliaria Colonial SA ICSA                                          41,300          1,001,296
 #Inmobiliaria Urbis SA                                                  96,328          1,065,716
 #Metrovacesa SA                                                        109,351          4,190,161
  Repsol SA                                                             496,967         10,514,033
  Sociedad General de Aguas de
    Barcelona SA                                                        107,683          1,793,055
 *Sociedad General de Aguas de
    Barcelona SA                                                            737             12,366
 #Sol Melia SA                                                          142,463          1,226,953
  Union Fenosa SA                                                       230,000          4,906,580
 #Vallehermoso SA                                                        45,000            662,610
                                                                                 -----------------
 TOTAL -- SPAIN
  (Cost $44,543,185)                                                                    72,854,895
                                                                                 -----------------
 ITALY -- (2.9%)
 COMMON STOCKS -- (2.9%)
#*Alitalia Linee Aeree Italiane SpA
    Series A                                                          6,690,000          1,916,746
 *Banca Antoniana Popolare Veneta
    SpA                                                                  83,000          1,655,360
  Banca Monte Dei Paschi di Siena
    SpA                                                               1,623,479          5,035,105
 *Banca Nazionale del Lavoro SpA                                      1,652,352          3,462,165
 #Banca Popolare di Lodi Scarl                                          374,206          3,428,369
 #Banca Popolare di Milano                                              665,400          3,915,990
  Banca Popolare Rights                                                  57,990            531,109
 #Benetton Group SpA                                                    181,249          2,052,994
  Buzzi Unicem SpA                                                       67,793            891,483
 #Caltagirone Editore SpA                                               222,304          1,692,017
  Capitalia SpA                                                       2,910,876          8,603,926
  CIR SpA (Cie Industriale Riunite),
    Torino                                                              500,000          1,017,041
 #Compagnia Assicuratrice Unipol SpA                                    452,120          1,764,618
#*E.Biscom SpA                                                           16,000            930,834
#*Edison SpA                                                            899,081          1,557,540
  Erg SpA                                                               295,000          1,855,359
  Ericsson SpA                                                           20,069            796,765
#*Fiat SpA                                                            1,054,970  $       7,472,748
#*IFIL Finanziaria Partecipazioni SpA                                 1,368,874          4,849,708
 #Italcementi SpA                                                       444,060          5,556,122
 #Italmobiliare SpA, Milano                                              33,664          1,572,078
  Manifattura Lane Gaetano
    Marzotto & Figli SpA                                                  5,573             63,806
  Milano Assicurazioni SpA                                              182,000            685,056
 #Pirelli & Co. SpA                                                   1,486,658          1,525,436
 #SAI SpA (Sta Assicuratrice
    Industriale), Torino                                                167,605          3,728,705
  San Paolo-IMI SpA                                                     121,701          1,393,518
 #Societe Cattolica di Assicurazoni
    Scarl SpA                                                             8,800            341,886
 #Telecom Italia SpA                                                  1,209,533          3,709,241
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $77,211,453)                                                                    72,005,725
                                                                                 -----------------
 RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
    (Cost $0)                                                            51,693             11,459
                                                                                 -----------------
 TOTAL -- ITALY
  (Cost $77,211,453)                                                                    72,017,184
                                                                                 -----------------
 SWEDEN -- (2.2%)
 COMMON STOCKS -- (2.2%)
 *Ainax AB                                                               40,367          1,133,020
#*Bostads AB Drott                                                       28,050            504,168
  Carbo AB                                                                2,900             71,692
  Castellum AB                                                            4,100             96,709
#*Drott Series AB                                                       131,600          1,840,563
  Gambro AB Series A                                                    451,900          4,076,681
  Gambro AB Series B                                                    129,800          1,153,281
  Holmen AB Series A                                                      6,300            189,771
  Holmen AB Series B                                                    120,100          3,442,765
  NCC AB Series B                                                        59,700            504,412
  Nordic Baltic Holdings AB                                             372,600          2,524,914
  Skandinaviska Enskilda Banken
    Series A                                                            196,000          2,826,139
  Skandinaviska Enskilda Banken
    Series C                                                              9,800            137,446
  SSAB Swedish Steel Series A                                           121,600          2,034,049
  SSAB Swedish Steel Series B                                            37,700            610,193
  Svenska Cellulosa AB Series A                                          19,000            735,884
  Svenska Cellulosa AB Series B                                         194,900          7,552,395
  Svenska Kullagerfabriken AB
    Series A                                                             22,650            819,199
  Svenska Kullagerfabriken AB
    Series B                                                             29,700          1,083,585
 #Telia AB                                                              255,500          1,080,122
  Trelleborg AB Series B                                                103,600          1,877,706
 #Volvo AB Series A                                                     212,100          6,614,231
 #Volvo AB Series B                                                     413,600         13,520,720
  Whilborg Fastigheter AB Class B                                        35,800            466,127
                                                                                 -----------------
 TOTAL -- SWEDEN
  (Cost $42,136,221)                                                                    54,895,772
                                                                                 -----------------
 FINLAND -- (1.5%)
 COMMON STOCKS -- (1.5%)
  Fortum Oyj                                                          1,071,385         12,579,654
  Huhtamaki Van Leer Oyj                                                  2,300             30,179

                                                                         SHARES             VALUE+
                                                                         ------             ------
 #Kemira Oyj                                                            101,377  $       1,280,469
  Kesko Oyj                                                             157,000          3,090,975
  Metso Oyj                                                             219,166          2,684,084
  M-real Oyj Series B                                                   253,400          2,156,183
  Okobank Class A                                                        65,000            646,379
  Outokumpu Oyj Series A                                                351,300          5,322,314
  Rautaruukki Oyj Series K                                               12,900             96,037
  Stora Enso Oyj Series R                                               595,800          7,722,494
  Upm-Kymmene Oyj                                                        83,100          1,492,540
  Wartsila Corp. Oyj Series B                                            39,600            808,722
                                                                                 -----------------
 TOTAL -- FINLAND
  (Cost $24,875,652)                                                                    37,910,030
                                                                                 -----------------
 HONG KONG -- (1.5%)
 COMMON STOCKS -- (1.5%)
  Cheung Kong Holdings, Ltd.                                            162,000          1,216,764
  China Overseas Land & Investment,
    Ltd.                                                              1,864,000            305,826
  China Travel International Investment,
    Ltd.                                                                680,000            119,479
 #Chinese Estates Holdings, Ltd.                                         44,000             23,378
  Great Eagle Holdings, Ltd.                                             94,000            146,264
 #Hang Lung Development Co., Ltd.                                     1,765,000          2,400,392
  Hang Lung Properties, Ltd.                                            624,500            812,550
  Henderson Land Development Co.,
    Ltd.                                                                123,000            529,967
  Hong Kong and Shanghai Hotels,
    Ltd.                                                                225,500            130,054
  Hopewell Holdings, Ltd.                                               906,000          1,575,933
  Hutchison Whampoa, Ltd.                                               217,000          1,467,269
  Hysan Development Co., Ltd.                                         1,434,699          2,309,173
  I-Cable Communications, Ltd.                                          325,121            124,918
 #Kerry Properties, Ltd.                                              1,610,884          2,606,259
  New Asia Realty & Trust Co., Ltd.                                     140,000             52,872
  New World Development Co., Ltd.                                     1,269,649            984,974
  Shanghai Industrial Holdings Ltd.                                     545,000          1,010,000
 #Shangri-La Asia, Ltd.                                               3,149,482          3,093,937
  Shun Tak Holdings, Ltd.                                               134,000             54,545
 #Sino Land Co., Ltd.                                                 6,239,407          3,638,909
  Tsim Sha Tsui Properties, Ltd.                                        472,000            575,844
  Wharf Holdings, Ltd.                                                3,251,214          9,164,226
  Wheelock and Co., Ltd.                                              3,128,000          3,748,765
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $41,233,673)                                                                    36,092,298
                                                                                 -----------------
 RIGHTS/WARRANTS -- (0.0%)
 *China Travel International Investment,
    Ltd. Warrants 05/31/06
    (Cost $0)                                                           136,000                  0
                                                                                 -----------------
 TOTAL -- HONG KONG
  (Cost $41,233,673)                                                                    36,092,298
                                                                                 -----------------
 IRELAND -- (1.1%)
 COMMON STOCKS -- (1.1%)
  Allied Irish Banks P.L.C.                                             141,102          1,998,999
  Bank of Ireland P.L.C.                                                 99,637          1,179,578
  CRH P.L.C.                                                            279,359          5,933,437
 *Elan Corp. P.L.C.                                                     690,634         16,309,681
  Irish Permanent P.L.C.                                                186,115  $       2,800,171
                                                                                 -----------------
 TOTAL -- IRELAND
  (Cost $12,849,099)                                                                    28,221,866
                                                                                 -----------------
 BELGIUM -- (1.0%)
 COMMON STOCKS -- (1.0%)
  Ackermans & Van Haaren SA                                               4,187             99,981
 #Algemene Mij Voor Nijverheidskredit
    Almanij                                                              74,928          4,545,058
 #Banque Nationale de Belgique                                            1,049          3,583,170
  Bekaert SA                                                              2,787            161,051
  Cofinimmo SA                                                            1,108            142,068
#*Delhaize Freres & cie le Lion SA
    Molenbeek-Saint Jean                                                 88,564          4,140,848
 #Dexia SA                                                               87,003          1,456,158
  D'Ieteren SA                                                              431             85,797
  Groupe Bruxelles Lambert                                               55,500          3,428,987
 *ING Bank Belgium NV                                                       128                  4
  Nationale a Portefeuille                                                4,029            568,411
  Sofina SA                                                              10,500            529,160
 #Suez (ex Suez Lyonnaise des Eaux)                                      95,400          1,850,319
 #Tessenderlo Chemie                                                     31,155          1,090,587
#*Umicore-Strip VVPR                                                      2,009                367
  Union Miniere SA                                                       54,327          3,298,083
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $21,735,276)                                                                    24,980,049
                                                                                 -----------------
 RIGHTS/WARRANTS -- (0.0%)
 *Cofinimmo SA Rights 06/11/04
    (Cost $0)                                                             1,108                  0
                                                                                 -----------------
 TOTAL -- BELGIUM
  (Cost $21,735,276)                                                                    24,980,049
                                                                                 -----------------
 DENMARK -- (0.9%)
 COMMON STOCKS -- (0.9%)
  Carlsberg A.S. Series B                                                32,525          1,591,566
  Codan A.S.                                                             28,400          1,190,252
  Danisco A.S.                                                           29,530          1,399,523
  Danske Bank A.S.                                                      395,753          8,998,165
 *Jyske Bank A.S.                                                        22,300          1,175,746
  Nordea AB                                                             475,918          3,245,559
  Rockwool, Ltd.                                                          6,850            281,287
  Tele Danmark A.S.                                                      99,350          3,351,691
                                                                                 -----------------
 TOTAL -- DENMARK
  (Cost $14,826,540)                                                                    21,233,789
                                                                                 -----------------
 SINGAPORE -- (0.7%)
 COMMON STOCKS -- (0.7%)
  DBS Group Holdings, Ltd.                                              357,000          2,954,705
  Fraser & Neave, Ltd.                                                  507,290          4,023,360
  Haw Par Brothers International, Ltd.                                                 2,698 7,409
  Keppel Corp., Ltd.                                                    855,000          3,343,117
 #Neptune Orient Lines, Ltd.                                            801,000          1,009,059
  Overseas Chinese Banking Corp.,
    Ltd.                                                                 94,000            662,427
  Sembcorp Industries, Ltd.                                             400,000            338,608
  Singapore Airlines, Ltd.                                              617,000          3,810,654
  Singapore Land, Ltd.                                                  133,000            301,943
  United Overseas Bank, Ltd.                                             66,000            503,724

                                                                         SHARES             VALUE+
                                                                         ------             ------
 #United Overseas Land, Ltd.                                            259,000  $         344,575
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $13,210,685)                                                                    17,299,581
                                                                                 -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
    (Cost $7,704)                                                                            7,821
                                                                                 -----------------
 TOTAL -- SINGAPORE
  (Cost $13,218,389)                                                                    17,307,402
                                                                                 -----------------
 NORWAY -- (0.4%)
 COMMON STOCKS -- (0.4%)
 *Aker Kvaerner ASA                                                      46,100            736,061
  Den Norske Bank ASA Series A                                          606,394          3,847,441
  Norsk Hydro ASA                                                        16,700          1,036,330
  Norske Skogindustrier ASA Series A                                    163,300          2,722,389
 #Storebrand ASA                                                        201,500          1,353,445
 *Yara International ASA                                                 16,700            123,919
                                                                                 -----------------
 TOTAL -- NORWAY
  (Cost $8,187,301)                                                                      9,819,585
                                                                                 -----------------
 GREECE -- (0.4%)
 COMMON STOCKS -- (0.4%)
 *Agricultural Bank of Greece S.A.                                      123,600            860,524
  Alpha Credit Bank                                                      35,040            916,728
  Bank of Greece                                                          8,520            900,526
  Bank of Piraeus S.A.                                                    4,600             53,590
  Commercial Bank of Greece                                              44,760          1,185,010
  EFG Eurobank Ergasias S.A.                                             60,097          1,337,660
  Hellenic Petroleum S.A.                                               159,140          1,216,321
  Hellenic Tellecommunication
    Organization Co. S.A.                                               140,460          1,845,612
  Intracom S.A.                                                          92,390            464,799
  National Bank of Greece                                                15,520            467,402
                                                                                 -----------------
 TOTAL -- GREECE
  (Cost $7,870,638)                                                                      9,248,172
                                                                                 -----------------
 PORTUGAL -- (0.3%)
 COMMON STOCKS -- (0.3%)
  Banco Comercial Portugues SA                                          195,400            452,850
  BPI SGPS SA                                                           202,800            739,958
  Cimpor Cimentos de Portugal SA                                        503,265          2,640,397
  Portucel-Empresa Produtora de
    Pasta de Papel SA                                                 1,442,478          2,429,895
                                                                                 -----------------
 TOTAL -- PORTUGAL
  (Cost $5,351,923)                                                                      6,263,100
                                                                                 -----------------
 AUSTRIA -- (0.2%)
 COMMON STOCKS -- (0.2%)
  Bohler Uddeholm AG                                                      6,402            488,199
  OMV AG                                                                  5,913          1,036,949
  Voestalpine AG                                                         62,211          2,775,952
  Wienerberger AG                                                        16,123            546,392
                                                                                 -----------------
 TOTAL -- AUSTRIA
  (Cost $3,477,881)                                                                      4,847,492
                                                                                 -----------------
 NEW ZEALAND -- (0.2%)
 COMMON STOCKS -- (0.2%)
  Auckland International Airport, Ltd.                                 99,828 $            421,080
  Carter Holt Harvey, Ltd.                                            2,429,700          2,991,974
  Fletcher Building, Ltd.                                               171,130            474,829
                                                                                 -----------------
 TOTAL COMMON STOCKS
  (Cost $3,707,347)                                                                      3,887,883
                                                                                 -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
    (Cost $6,846)                                                                            6,639
                                                                                 -----------------
 TOTAL -- NEW ZEALAND
  (Cost $3,714,193)                                                                      3,894,522
                                                                                 -----------------
 MALAYSIA -- (0.0%)
 COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad                                                    691,000                  0
                                                                                 -----------------
 EMU -- (0.0%)
 INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
    (Cost $881,605)                                                                        886,023
                                                                                 -----------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                   (000)
 TEMPORARY CASH
  INVESTMENTS -- (19.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $31,615,000 FMC Discount
    Notes 1.13%, 08/12/04, valued at $31,535,963) to be
    repurchased at $31,071,072 (Cost $31,068,000)             $          31,068         31,068,000
  Repurchase Agreement, Deutsche Bank Securities 1.00%,
    06/01/04 (Collateralized by $534,822,356 U.S. Treasury
    Obligations rates ranging from 7.50% to 8.75%,
    maturities ranging from 11/15/16 to 08/15/20, valued at
    $660,863,438) to be repurchased at $442,051,058
    (Cost $442,001,947)^                                                442,002        442,001,947
                                                                                 -----------------
 TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $473,069,947)                                                                  473,069,947
                                                                                 -----------------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,082,684,554)++                                                        $   2,449,898,522
                                                                                 =================

----------
 +  See Note B to Financial Statements.
 #  Total or Partial Securities on Loan.
 *  Non-Income Producing Securities.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $2,082,875,007.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $419,174 of securities on loan)                             $    2,449,899
Cash                                                                                                    15
Receivables:
   Investment Securities Sold                                                                        3,463
   Dividends, Interest and Tax Reclaims                                                              8,315
   Fund Shares Sold                                                                                    812
   Securities Lending Income                                                                           371
Prepaid Expenses and Other Assets                                                                       13
                                                                                            --------------
      Total Assets                                                                               2,462,888
                                                                                            --------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                                 442,002
   Investment Securities Purchased                                                                   3,476
   Fund Shares Redeemed                                                                                335
   Due to Advisor                                                                                      324
Accrued Expenses and Other Liabilities                                                                 219
                                                                                            --------------
      Total Liabilities                                                                            446,356
                                                                                            --------------
NET ASSETS                                                                                  $    2,016,532
                                                                                            ==============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                                     144,560,171
                                                                                            ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                    $        13.95
                                                                                            ==============

Investments at Cost                                                                         $    2,082,685
                                                                                            ==============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                             $    1,583,131
Accumulated Net Investment Income (Loss)                                                            19,141
Accumulated Net Realized Gain (Loss)                                                                47,022
Accumulated Net Realized Foreign Exchange Gain (Loss)                                                    4
Unrealized Appreciation (Depreciation) from Investment Securities and Foreign Currency             367,214
Unrealized Net Foreign Exchange Gain (Loss)                                                             20
                                                                                            --------------
      Total Net Assets                                                                      $    2,016,532
                                                                                            ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,065)                                      $       27,015
   Interest                                                                                            115
   Income from Securities Lending                                                                    1,369
                                                                                            --------------
      Total Investment Income                                                                       28,499
                                                                                            --------------
EXPENSES
   Investment Advisory Services                                                                      1,881
   Accounting & Transfer Agent Fees                                                                    483
   Custodian Fees                                                                                      290
   Legal Fees                                                                                            6
   Audit Fees                                                                                            7
   Shareholders' Reports                                                                                11
   Trustees' Fees and Expenses                                                                           4
   Other                                                                                                27
                                                                                            --------------
      Total Expenses                                                                                 2,709
                                                                                            --------------
   NET INVESTMENT INCOME (LOSS)                                                                     25,790
                                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                           50,698
   Net Realized Gain (Loss) on Foreign Currency Transactions                                             4
   Change in Unrealized Appreciation (Depreciation) of Investment Securities and
      Foreign Currency                                                                             134,458
   Translation of Foreign Currency Denominated Amounts                                                (180)
                                                                                            --------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                   184,980
                                                                                            --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $      210,770
                                                                                            ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                        SIX MONTHS        YEAR
                                                                                          ENDED          ENDED
                                                                                          MAY 31        NOV. 30,
                                                                                           2004           2003
                                                                                       ------------   ------------
                                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net Investment Income (Loss)                                                           $     25,790   $     31,730
   Net Realized Gain (Loss) on Investment Securities Sold                                    50,698         (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                                      4            205
   Change in Unrealized Appreciation (Depreciation) of Investment Securities and
      Foreign Currency                                                                      134,458        379,196
   Translation of Foreign Currency Denominated Amounts                                         (180)           114
                                                                                       ------------   ------------
         Net Increase (Decrease) in Net Assets Resulting from Operations                    210,770        407,705
                                                                                       ------------   ------------
Distributions From:
   Net Investment Income                                                                     (7,625)       (30,082)
   Net Short-Term Gains                                                                          --             --
   Net Long-Term Gains                                                                           --         (1,177)
                                                                                       ------------   ------------
         Total Distributions                                                                 (7,625)       (31,259
                                                                                       ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                                            292,065        542,740
   Shares Issued in Lieu of Cash Distributions                                                7,625         31,258
   Shares Redeemed                                                                          (91,081)      (471,133)
                                                                                       ------------   ------------
         Net Increase (Decrease) from Capital Share Transactions                            208,609        102,865
                                                                                       ------------   ------------
         Total Increase (Decrease)                                                          411,754        479,311
                                                                                       ------------   ------------
NET ASSETS
   Beginning of Period                                                                    1,604,778      1,125,467
                                                                                       ------------   ------------
   End of Period                                                                       $  2,016,532   $  1,604,778
                                                                                       ============   ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                          21,290         53,795
      Shares Issued in Lieu of Cash Distributions                                               583          2,986
      Shares Redeemed                                                                        (6,742)       (47,941)
                                                                                       ------------   ------------
                                                                                             15,131          8,840
                                                                                       ============   ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               SIX MONTHS           YEAR             YEAR
                                                                  ENDED             ENDED            ENDED
                                                                 MAY 31,          NOV. 30,         NOV. 30,
                                                                  2004              2003             2002
                                                              -------------     -------------    -------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period                          $       12.40     $        9.33    $       10.15
                                                              -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        0.18              0.27             0.24
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                                        1.43              3.06            (0.78)
                                                              -------------     -------------    -------------
Total from Investment Operations                                       1.61              3.33            (0.54)
                                                              -------------     -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                                              (0.06)            (0.25)           (0.25)
   Net Realized Gains                                                    --             (0.01)           (0.03)
                                                              -------------     -------------    -------------
Total Distributions                                                   (0.06)            (0.26)           (0.28)
                                                              -------------     -------------    -------------
Net Asset Value, End of Period                                $       13.95     $       12.40    $        9.33
                                                              =============     =============    =============
Total Return                                                          13.00%#           36.24%           (5.53)%

Net Assets, End of Period (thousands)                         $   2,016,532     $   1,604,778    $   1,125,467
Ratio of Expenses to Average Net Assets                                0.29%*            0.30%            0.30%
Ratio of Net Investment Income to
   Average Net Assets                                                  2.74%*            2.61%            2.36%
Portfolio Turnover Rate                                                   5%#              14%              18%

                                                                  YEAR             YEAR             YEAR
                                                                  ENDED            ENDED            ENDED
                                                                NOV. 30,         NOV. 30,         NOV. 30,
                                                                  2001             2000             1999
                                                              -------------    -------------    -------------
Net Asset Value, Beginning of Period                          $       12.07    $       13.18    $       11.95
                                                              -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        0.27             0.27             0.28
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                                       (1.49)           (0.31)            1.29
                                                              -------------    -------------    -------------
Total from Investment Operations                                      (1.22)           (0.04)            1.57
                                                              -------------    -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                                              (0.27)           (0.26)           (0.31)
   Net Realized Gains                                                 (0.43)           (0.81)           (0.03)
                                                              -------------    -------------    -------------
Total Distributions                                                   (0.70)           (1.07)           (0.34)
                                                              -------------    -------------    -------------
Net Asset Value, End of Period                                $       10.15    $       12.07    $       13.18
                                                              =============    =============    =============
Total Return                                                         (10.75)%          (0.51)%          13.27%

Net Assets, End of Period (thousands)                         $   1,208,100    $   1,553,481    $   1,660,377
Ratio of Expenses to Average Net Assets                                0.29%            0.29%            0.29%
Ratio of Net Investment Income to
   Average Net Assets                                                  2.32%            2.13%            2.17%
Portfolio Turnover Rate                                                   6%               9%               6%

----------
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $26,286.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                           $  315,813
          Sales                                                   92,912

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

          Gross Unrealized Appreciation                       $   474,540
          Gross Unrealized Depreciation                          (107,516)
                                                              -----------
          Net                                                 $   367,024
                                                              ===========

     For federal income tax purposes, the Trust measures its capital loss carryfowards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward of approximately $3,507,000 which expires on November 30, 2011.

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, The Series had unrealized appreciation/depreciation (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

G.  SECURITIES LENDING:

     As of May 31, 2004, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO IV

SEMI-ANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2004
(UNAUDITED)

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities                                            1
    Statement of Operations                                                        2
    Statements of Changes in Net Assets                                            3
    Financial Highlights                                                           4
    Notes to Financial Statements                                                  5

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Schedule of Investments                                                        7
    Statement of Assets and Liabilities                                           15
    Statement of Operations                                                       16
    Statements of Changes in Net Assets                                           17
    Financial Highlights                                                          18
    Notes to Financial Statements                                                 19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                       23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment
  Trust Company (10,624,092 Shares, Cost $98,984)++ at Value+                 $      148,206
Receivable for Fund Shares Sold                                                          339
Prepaid Expenses and Other Assets                                                         13
                                                                              --------------
     Total Assets                                                                    148,558
                                                                              --------------

LIABILITIES:
Payables:
  Investment Securities Purchased                                                        339
  Due to Advisor                                                                           7
Accrued Expenses and Other Liabilities                                                    24
                                                                              --------------
     Total Liabilities                                                                   370
                                                                              --------------
NET ASSETS                                                                    $      148,188
                                                                              ==============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                        13,386,081
                                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $        11.07
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                               $      128,943
Accumulated Net Investment Income (Loss)                                                  57
Accumulated Net Realized Gain (Loss)                                                 (30,034)
Unrealized Appreciation (Depreciation) from Investment Securities                     49,222
                                                                              --------------
     Total Net Assets                                                         $      148,188
                                                                              ==============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $129,085.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company         $          574
                                                                              --------------

EXPENSES
  Administrative Services                                                                 40
  Accounting & Transfer Agent Fees                                                         3
  Legal Fees                                                                               3
  Audit Fees                                                                               1
  Filing Fees                                                                              8
  Shareholders' Reports                                                                    7
                                                                              --------------
        Total Expenses                                                                    62
                                                                              --------------
  NET INVESTMENT INCOME (LOSS)                                                           512
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                (454)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities           15,525

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                            15,071
                                                                              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $       15,583
                                                                              ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS           YEAR
                                                                                  ENDED              ENDED
                                                                                  MAY 31,          NOV. 30,
                                                                                   2004              2003
                                                                              --------------    --------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $          512    $        2,143
  Capital Gain Distributions Received from The DFA Investment Trust Company               --                88
  Net Realized Gain (Loss) on Investment Securities Sold                                (454)           (8,925)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities           15,525            40,015
                                                                              --------------    --------------
         Net Increase (Decrease) in Net Assets Resulting from Operations              15,583            33,321
                                                                              --------------    --------------

Distributions From:
  Net Investment Income                                                               (2,598)               --
  Net Short-Term Gains                                                                (2,109)               --
  Net Long-Term Gains                                                                    (88)               --
                                                                              --------------    --------------
         Total Distributions                                                          (4,795)               --
                                                                              --------------    --------------

Capital Share Transactions (1):
  Shares Issued                                                                       55,245           254,025
  Shares Issued in Lieu of Cash Distributions                                          4,795                --
  Shares Redeemed                                                                    (42,732)         (251,657)
                                                                              --------------    --------------
         Net Increase (Decrease) from Capital Share Transactions                      17,308             2,368
                                                                              --------------    --------------
         Total Increase (Decrease)                                                    28,096            35,689

NET ASSETS
  Beginning of Period                                                                120,092            84,403
                                                                              --------------    --------------
  End of Period                                                               $      148,188    $      120,092
                                                                              ==============    ==============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                     5,069            31,203
     Shares Issued in Lieu of Cash Distributions                                         469                --
     Shares Redeemed                                                                  (3,941)          (30,688)
                                                                              --------------    --------------
                                                                                       1,597               515
                                                                              ==============    ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS         YEAR          YEAR          YEAR          YEAR             YEAR
                                              ENDED           ENDED         ENDED         ENDED         ENDED            ENDED
                                             MAY 31,         NOV.30,       NOV.30,       NOV.30,       NOV.30,          NOV.30,
                                              2004            2003          2002          2001          2000             1999
                                           -----------     ----------    ----------    ----------    ----------       ----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.19     $     7.49    $     8.45    $    10.90    $    11.19       $    10.07
                                           -----------     ----------    ----------    ----------    ----------       ----------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  (0.02)          0.18          0.19          0.21          0.20             0.30
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                   1.26           2.52         (0.65)        (1.20)        (0.22)            1.04
                                           -----------     ----------    ----------    ----------    ----------       ----------
      Total from Investment Operations            1.28           2.70         (0.46)        (0.99)        (0.02)            1.34
                                           -----------     ----------    ----------    ----------    ----------       ----------

LESS DISTRIBUTIONS
   Net Investment Income                         (0.22)            --         (0.20)        (0.27)        (0.22)           (0.22)
   Net Realized Gains                            (0.18)            --         (0.30)        (1.19)        (0.05)              --
                                           -----------     ----------    ----------    ----------    ----------       ----------
      Total Distributions                        (0.40)            --         (0.50)        (1.46)        (0.27)           (0.22)
                                           -----------     ----------    ----------    ----------    ----------       ----------
Net Asset Value, End of Period             $     11.07     $    10.19    $     7.49    $     8.45    $    10.90       $    11.19
                                           ===========     ==========    ==========    ==========    ==========       ==========
Total Return                                     12.91%#        36.05%        (5.66)%      (10.80)%       (0.24)%          13.58%

Net Assets, End of Period (thousands)      $   148,188     $  120,092    $   84,403    $   86,341    $   96,607       $  121,276
Ratio of Expenses to Average Net
   Assets (1)                                     0.38%*         0.43%         0.45%         0.44%         0.41%(a)         0.41%(a)
Ratio of Net Investment Income to
   Average Net Assets                             0.72%*         2.28%         2.38%         2.22%         1.97%(a)         2.32%(a)
Portfolio Turnover Rate                            N/A            N/A           N/A           N/A           N/A              N/A
Portfolio Turnover Rate of Master Fund
   Series                                            5%#           14%           18%            6%            9%               6%

----------
*    Annualized.
#    Non-annualized.
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2004, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,994.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average net assets.

      Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

      Each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as an addition to paid-in capital.

      Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio ceased making voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D.  FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      As of May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation                          $   49,222
               Gross Unrealized Depreciation                             (30,101)
                                                                      ----------
               Net                                                    $   19,121
                                                                      ==========

E.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2004.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2004.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES             VALUE+
                                                                        ------             ------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
  Abbey National P.L.C.                                                841,876   $      6,930,244
  Aggregate Industries P.L.C.                                        1,926,365          2,976,832
  Alliance & Leicester P.L.C.                                          348,000          5,264,654
  Allied Domecq P.L.C.                                                 621,994          5,172,552
  Amvescap P.L.C.                                                      225,900          1,515,531
  Arriva P.L.C.                                                        231,050          1,651,789
  Associated British Foods P.L.C.                                      990,462         11,631,581
  Associated British Ports Holdings P.L.C.                             378,800          3,037,599
  Aviva P.L.C.                                                       2,582,930         25,216,998
 *AWG P.L.C.                                                            76,018            855,780
  BAA P.L.C.                                                         1,576,251         15,724,547
  BAE Systems P.L.C.                                                 2,599,132          9,806,062
  Barratt Developments P.L.C.                                          338,959          3,566,453
  BBA Group P.L.C.                                                     679,855          3,165,960
  Bellway P.L.C.                                                        38,000            526,004
  Berkeley Group P.L.C.                                                228,802          3,866,438
  BG Group P.L.C.                                                    1,408,548          8,581,102
  BOC Group P.L.C.                                                      82,135          1,341,431
  Bovis Homes Group P.L.C.                                             132,000          1,237,365
  BPB P.L.C.                                                           458,500          3,269,374
  Bradford & Bingley P.L.C.                                             80,259            408,850
  Brambles Industries P.L.C.                                           272,000          1,056,902
  Britannic P.L.C.                                                     278,864          1,761,482
 *British Airways P.L.C.                                             1,839,331          8,547,965
  British Land Co. P.L.C.                                              857,882         10,539,837
  British Vita P.L.C.                                                  286,388          1,352,407
  Brixton P.L.C.                                                       359,333          1,911,806
 *Cable and Wireless P.L.C.                                          3,512,914          7,943,057
 *Canary Wharf Group P.L.C.                                            847,200          4,598,296
  Carnival P.L.C.                                                      156,448          7,021,173
 *Colt Telecom Group P.L.C.                                          2,561,000          3,945,288
 *Corus Group P.L.C.                                                 6,312,988          3,913,405
  Derwent Valley Holdings P.L.C.                                        49,351            756,218
  DeVere Group P.L.C.                                                   85,228            688,195
 *Dimension Data Holdings P.L.C.                                     1,006,000            564,232
  Dixons Group P.L.C.                                                  333,402            931,182
 *Duelguide Units P.L.C.                                                36,010            355,069
 *Easyjet P.L.C.                                                       294,025          1,073,156
  FKI P.L.C.                                                           856,795          1,741,838
  Friends Provident P.L.C.                                           2,272,618          5,760,483
  Galen Holdings P.L.C.                                                319,000          4,237,385
  Great Portland Estates P.L.C.                                        299,155          1,440,093
  Great Universal Stores P.L.C.                                        258,182          3,843,651
  Greene King P.L.C.                                                   105,263          1,757,735
  Hammerson P.L.C.                                                     468,800          5,815,111
  Hanson P.L.C.                                                        963,671          7,358,895
  HBOS P.L.C.                                                           14,538            190,478
 *HHG P.L.C.                                                           842,619            664,307
  Hilton Group P.L.C.                                                2,619,960         12,744,959
  IMI P.L.C.                                                            24,000            161,845
  Intercontinental Hotels Group P.L.C.                                 968,773          9,286,691
 *International Power P.L.C.                                         1,898,700          5,056,603
  ITV P.L.C.                                                         1,551,881          3,378,787
  Johnson Matthey P.L.C.                                                43,250   $        702,953
  Kelda Group P.L.C.                                                   161,510          1,456,483
  Kesa Electricals P.L.C.                                                9,781             50,996
 #Kingfisher P.L.C.                                                    651,215          3,413,664
  Land Securities Group P.L.C.                                          78,654          1,686,004
  Liberty International P.L.C.                                         469,345          6,367,535
  Logicacmg P.L.C.                                                     586,400          2,012,631
  London Merchant Securities P.L.C.                                    358,862          1,139,502
  Marks & Spencer Group P.L.C.                                       1,197,239          7,890,393
  Mersey Docks & Harbour Co. P.L.C.                                    115,042          1,455,763
  MFI Furniture Group P.L.C.                                            66,600            182,435
  Millennium and Copthorne Hotels P.L.C.                               489,930          2,843,510
  Mitchells & Butlers P.L.C.                                           630,549          2,997,502
 *MM02 P.L.C.                                                        8,760,348         15,678,806
  Morrison (Wm.) Supermarkets P.L.C.                                 1,582,672          6,627,064
  Novar P.L.C.                                                         571,338          1,309,149
  Pearson P.L.C.                                                       246,039          2,994,860
  Peninsular & Oriental Steam Navigation P.L.C.                      1,086,433          4,270,957
  Pennon Group P.L.C.                                                   56,524            763,276
  Persimmon P.L.C.                                                     271,811          2,994,022
  Pilkington P.L.C.                                                  2,184,617          3,621,628
  Pillar Property P.L.C.                                               159,913          1,641,266
 *Premier Oil P.L.C.                                                   119,812          1,165,426
  Quintain Estates & Development P.L.C.                                100,000            729,199
  Rio Tinto P.L.C.                                                      83,136          2,000,590
  RMC Group P.L.C.                                                     401,000          4,035,580
  Rolls Royce Group P.L.C.                                           2,686,097         11,122,171
 *Rolls Royce Group P.L.C.                                         134,304,850            246,241
  Royal & Sun Alliance Insurance Group P.L.C.                        5,018,810          7,450,701
  Royal Bank of Scotland Group P.L.C.                                  212,693          6,428,725
  Sabmiller P.L.C.                                                     192,609          2,327,665
 #Sainsbury (J.) P.L.C.                                              2,864,609         14,300,152
  Scottish & Newcastle P.L.C.                                          959,905          7,508,053
  Scottish Power P.L.C.                                                915,215          6,635,236
  Severn Trent P.L.C.                                                  210,597          3,118,962
 *Shire Pharmaceuticals Group P.L.C.                                   683,427          6,208,647
  Singer & Friedlander Group P.L.C.                                    253,818          1,093,881
  Slough Estates P.L.C.                                                706,900          5,564,664
  Smith (David S.) Holdings P.L.C.                                     547,941          1,567,369
  Smith (W.H.) P.L.C.                                                  299,537          1,965,244
  Somerfield P.L.C.                                                    738,068          1,939,982
  Stagecoach Holdings P.L.C.                                         1,557,000          2,341,002
  Stanley Leisure Organisation P.L.C.                                  186,760          1,606,028
  Tate & Lyle P.L.C.                                                   660,070          3,655,181
  Taylor Woodrow P.L.C.                                                973,675          4,528,444
  Tesco P.L.C.                                                       1,560,816          7,123,961
  The Big Food Group P.L.C.                                            505,408            928,373
 *Thus Group P.L.C.                                                  1,956,555            933,783
  Trinity Mirror P.L.C.                                                495,640          5,638,934
  United Business Media P.L.C.                                         237,262          1,923,758
  United Utilities P.L.C.                                              265,595          2,642,143
  Vodafone Group P.L.C.                                             13,873,752         32,699,074

                                                                        SHARES             VALUE+
                                                                        ------             ------
  Westbury P.L.C.                                                      162,025   $      1,272,549
  Whitbread P.L.C.                                                     511,290          7,496,474
  Wilson Bowden P.L.C.                                                 105,900          2,010,789
  Wimpey (George) P.L.C.                                               446,968          3,018,363
  Wolverhampton & Dudley Breweries P.L.C.                              107,366          1,616,965
  Woolworths Group P.L.C.                                            2,074,511          1,684,586
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $377,656,054)                                                                 474,774,971
                                                                                 ----------------
INVESTMENT IN CURRENCY --(0.0%)
 *British Pound Sterling
    (Cost $35,295)                                                                         36,615
                                                                                 ----------------
 TOTAL  UNITED KINGDOM
  (Cost $377,691,349)                                                                 474,811,586
                                                                                 ----------------
JAPAN -- (17.4%)
COMMON STOCKS -- (17.4%)
  Acom Co., Ltd.                                                        14,600            979,025
 #Aichi Steel Corp.                                                    120,000            493,526
  AIOI Insurance Co., Ltd.                                             928,735          4,040,680
  Aisin Seiki Co., Ltd.                                                182,500          3,383,738
  Akita Bank, Ltd.                                                     115,000            452,538
 #Alpine Electronics, Inc.                                              36,800            471,467
  Amada Co., Ltd.                                                      376,000          2,138,762
 #Anritsu Corp.                                                         67,000            419,610
  Aoyama Trading Co., Ltd.                                              47,700          1,108,318
  Asahi Breweries, Ltd.                                                173,000          1,823,313
  Asahi Kasei Corp.                                                    289,000          1,422,289
  Asatsu-Dk, Inc.                                                       32,500            840,095
  Autobacs Seven Co., Ltd.                                              23,700            669,145
  Awa Bank, Ltd.                                                       196,600          1,129,190
  Bank of Iwate, Ltd.                                                   15,300            677,599
 #Bank of Kyoto, Ltd.                                                  347,400          2,290,876
  Bank of Nagoya, Ltd.                                                 185,000            933,192
  Benesse Corp.                                                          6,500            197,550
  Canon Sales Co., Inc.                                                124,900          1,586,967
  Chiba Bank, Ltd.                                                     941,000          5,415,152
  Chudenko Corp.                                                        41,100            707,233
  Chugoku Bank, Ltd.                                                   238,800          2,413,869
  Citizen Watch Co., Ltd.                                              318,000          3,323,532
  Coca-Cola West Japan Co., Ltd.                                        58,400          1,409,917
  Comsys Holdings Corp.                                                 92,000            682,561
 #Cosmo Oil Co., Ltd.                                                  764,000          1,867,757
  Dai Nippon Ink & Chemicals, Inc.                                     459,000          1,042,492
  Dai Nippon Pharmaceutical Co., Ltd.                                  106,000            803,341
  Dai Nippon Printing Co., Ltd.                                        144,000          2,202,431
 #Daicel Chemical Industries, Ltd.                                     485,000          2,108,669
  Daido Steel Co., Ltd.                                                274,000            657,436
  Daihatsu Motor Co., Ltd.                                             258,000          1,517,061
  Daishi Bank, Ltd.                                                    355,000          1,219,314
  Daiwa House Industry Co., Ltd.                                       663,000          7,484,763
  Denso Corp.                                                           22,500            482,857
 #Ebara Corp.                                                          173,000            778,135
 #Ezaki Glico Co., Ltd.                                                174,600          1,241,437
  Fuji Electric Co., Ltd.                                              525,780          1,293,228
  Fuji Fire & Marine Insurance Co., Ltd.                               297,000            692,913
  Fuji Heavy Industries                                                493,000          2,430,726
  Fuji Oil Co., Ltd.                                                    55,200            643,650
  Fuji Photo Film Co., Ltd.                                          355,000 $         10,551,760
  Fujikura, Ltd.                                                       241,000          1,153,558
  Fujitsu, Ltd.                                                        286,000          1,931,493
  Fukui Bank, Ltd.                                                     343,000          1,359,737
 #Fukuoka Bank, Ltd.                                                   400,000          2,071,477
 #Fukuyama Transporting Co., Ltd.                                      266,000          1,211,601
 *Furukawa Electric Co., Ltd.                                          380,000          1,411,648
  Futaba Corp.                                                          16,000            419,581
  Futaba Industrial Co., Ltd.                                           44,100            682,343
 #Glory, Ltd.                                                           46,800            662,790
  Gunma Bank, Ltd.                                                     323,000          1,486,093
  Gunze, Ltd.                                                          148,000            706,135
  Hachijuni Bank, Ltd.                                                 344,000          2,056,852
#*Hankyu Corp.                                                         174,000            670,625
 #Hanshin Electric Railway Co., Ltd.                                   216,000            701,147
  Heiwa Corp                                                            81,500          1,221,706
  Higo Bank, Ltd.                                                      308,000          1,769,064
  Hitachi Cable, Ltd.                                                  236,000          1,060,267
  Hitachi Maxell, Ltd.                                                  96,000          1,407,726
  Hitachi Metals, Ltd.                                                 360,000          1,719,080
  Hitachi, Ltd.                                                      3,734,000         25,589,059
  Hokkoku Bank, Ltd.                                                   223,000          1,067,827
  Hokuetsu Paper Mills, Ltd.                                           162,000            869,334
  Hokugin Financial Group, Inc.                                        414,000            839,050
  House Foods Corp.                                                    117,000          1,505,125
 #Hyakugo Bank, Ltd.                                                   258,000          1,534,783
 #Hyakujishi Bank, Ltd.                                                314,000          1,942,853
 *Ishikawajima-Harima Heavy Industries Co., Ltd.                       819,000          1,167,661
 *Itochu Corp.                                                         120,000            492,009
  Itoham Foods, Inc.                                                   132,000            591,829
  Iyo Bank, Ltd.                                                       204,000          1,369,997
  Japan Airport Terminal Co., Ltd.                                      33,000            296,226
  JFE Holdings, Inc.                                                    56,300          1,218,243
  Joyo Bank, Ltd.                                                      545,000          2,147,260
 #Juroku Bank, Ltd.                                                    349,000          1,475,036
 #Kagoshima Bank, Ltd.                                                 132,000            739,936
  Kamigumi Co., Ltd.                                                   357,000          2,346,542
  Kandenko Co., Ltd.                                                   129,000            683,340
  Kansai Paint Co., Ltd., Osaka                                        131,000            770,757
  Katokichi Co., Ltd.                                                   34,500            608,482
 #Kawasaki Heavy Industries, Ltd.                                      910,000          1,359,185
  Kikkoman Corp.                                                       259,000          2,087,353
  Kinden Corp.                                                         167,000            929,655
  Kirin Brewery Co., Ltd.                                              437,000          4,152,801
 #Kissei Pharmaceutical Co., Ltd.                                       41,000            875,872
  Kobe Steel, Ltd.                                                   2,632,000          3,842,186
  Koito Manufacturing Co., Ltd.                                        101,000            701,488
  Kokuyo Co., Ltd.                                                      81,200            989,157
  Komatsu, Ltd.                                                      1,279,000          7,702,264
  Komori Corp.                                                          47,000            692,540
 #Koyo Seiko Co.                                                       198,000          2,006,219
  Kubota Corp.                                                         140,000            647,773
  Kuraray Co., Ltd.                                                    241,000          1,811,296
 #Kuraya Sanseido, Inc.                                                 82,600          1,235,988
  Kureha Chemical Industry Co., Ltd.                                   122,000            488,520
  KYORIN Pharmaceutical Co., Ltd.                                       52,000            680,761
 #Makita Corp.                                                         209,000          2,933,140
  Marubeni Corp.                                                     1,942,000          4,429,099
  Marui Co., Ltd.                                                      213,000          2,839,783
 #Maruichi Steel Tube, Ltd.                                            117,000          1,758,628

                                                                        SHARES             VALUE+
                                                                        ------             ------
 #Matsushita Electric Industrial Co., Ltd.                           1,977,135   $     27,425,216
  Matsushita Electric Works, Ltd.                                      142,000          1,185,094
 #Meiji Seika Kaisha, Ltd. Tokyo                                       243,000            985,587
 #Michinoku Bank, Ltd.                                                 187,000          1,063,990
  Millea Holdings, Inc.                                                     46            606,247
  Mitsubishi Corp.                                                      40,000            395,191
  Mitsubishi Gas Chemical Co., Inc.                                    305,000          1,146,869
  Mitsubishi Heavy Industries, Ltd.                                  2,128,000          5,567,075
  Mitsubishi Logistics Corp.                                           106,000            924,108
  Mitsubishi Materials Corp.                                           975,000          1,864,568
#*Mitsubishi Motors Corp.                                              568,000          1,119,876
  Mitsui Chemicals, Inc.                                               239,800          1,163,162
  Mitsui Engineering and Shipbuilding Co., Ltd.                        481,000            813,477
  Mitsui Trust Holdings                                                641,000          4,266,825
  Mitsumi Electric Co., Ltd.                                            45,800            468,759
  Mizuho Holdings, Inc.                                                  1,192          5,120,280
  Morinaga Milk Industry Co., Ltd.                                     160,000            595,510
  Musashino Bank, Ltd.                                                  20,000            722,528
  Nagase & Co., Ltd.                                                    87,000            723,676
  Namco, Ltd.                                                            5,500            138,069
  Nanto Bank, Ltd.                                                     317,000          1,448,045
  NGK Insulators, Ltd.                                                 216,000          1,536,529
  NGK Spark Plug Co., Ltd.                                             144,000          1,295,677
  Nichicon Corp.                                                        51,200            652,234
  Nichirei Corp.                                                       180,000            576,526
  Nifco, Inc.                                                           37,000            567,717
  Nihon Unisys, Ltd.                                                    69,100            512,213
  Nippon Broadcasting System, Inc.                                      20,690          1,011,229
 #Nippon Electric Glass Co., Ltd.                                       72,000          1,543,539
  Nippon Kayaku Co., Ltd.                                              128,000            649,635
  Nippon Meat Packers, Inc., Osaka                                     144,000          1,567,917
  Nippon Mining Holdings, Inc.                                         370,000          1,708,854
  Nippon Mitsubishi Oil Corp.                                        1,871,050         10,633,474
  Nippon Paint Co., Ltd.                                               167,000            606,191
  Nippon Sanso Corp.                                                    30,000            137,311
  Nippon Sheet Glass Co., Ltd.                                         280,000            926,729
  Nippon Shinpan Co., Ltd.                                             191,000            651,818
  Nippon Shokubai Co., Ltd.                                            163,000          1,193,958
  Nippon Television Network Corp.                                        9,400          1,447,390
  Nipponkoa Insurance Co., Ltd.                                         45,000            258,828
  Nishimatsu Construction Co., Ltd.                                    364,000          1,236,106
  Nishi-Nippon Bank, Ltd.                                              156,540            704,445
  Nissay Dowa General Insurance Co., Ltd.                              383,000          1,924,261
  Nisshin Seifun Group, Inc.                                           148,000          1,360,518
  Nisshin Steel Co., Ltd.                                              627,000          1,264,556
  Nisshinbo Industries, Inc.                                           305,000          2,021,246
#*Nissho Iwai-Nichmen Holdings Corp.                                   130,400            694,507
  NSK, Ltd.                                                            319,000          1,443,643
  Obayashi Corp.                                                       520,000          2,482,203
  Ogaki Kyoritsu Bank, Ltd.                                             50,000            269,692
  Oji Paper Co., Ltd.                                                  275,000          1,749,298
  Okumura Corp.                                                        144,000            707,500
  Onward Kashiyama Co., Ltd.                                           100,000          1,612,619
  PanaHome Corp.                                                       106,000            570,078
 #Pioneer Electronic Corp.                                              60,000          1,537,866
  Promise Co., Ltd.                                                     60,500          3,976,827
  Q.P. Corp.                                                           109,600            892,411
 #Rengo Co., Ltd.                                                      152,000            683,988
 *Resona Holdings, Inc.                                              1,873,000   $      3,220,661
  San In Godo Bank, Ltd.                                               110,000            864,336
  Santen Pharmaceutical Co., Ltd.                                       52,000            757,478
 #Sanwa Shutter Corp.                                                  101,000            518,071
  Sanyo Shinpan Finance Co., Ltd.                                       19,800          1,086,425
  Sapporo Breweries, Ltd.                                              251,000            815,139
  Sapporo Hokuyo Holdings, Inc.                                            224          1,172,121
  Seino Transportation Co., Ltd.                                       193,000          1,835,299
  Sekisui Chemical Co., Ltd.                                           557,000          4,109,695
  Sekisui House, Ltd.                                                  942,000          9,812,478
  Seventy-seven (77) Bank, Ltd.                                        241,000          1,420,528
  SFCG Co., Ltd.                                                         8,010          1,404,972
  Shiga Bank, Ltd.                                                     272,000          1,349,621
  Shikoku Bank, Ltd.                                                    72,000            429,019
  Shimachu Co., Ltd.                                                    36,200            902,162
 #Shimadzu Corp.                                                       181,000            932,806
  Shinko Securities Co., Ltd.                                          470,000          1,560,982
  Shizuoka Bank, Ltd.                                                  473,000          3,854,740
 #Softbank Corp.                                                        49,100          1,877,895
  Sumitomo Bakelite Co., Ltd.                                          105,000            698,212
  Sumitomo Corp.                                                       471,000          3,633,702
  Sumitomo Electric Industries, Ltd.                                   472,000          4,540,655
  Sumitomo Forestry Co., Ltd.                                          139,000          1,431,249
  Sumitomo Metal Industries, Ltd. Osaka                              1,481,000          1,661,464
  Sumitomo Metal Mining Co., Ltd.                                      313,000          1,864,367
  Sumitomo Osaka Cement Co., Ltd.                                      269,000            650,652
  Sumitomo Realty & Development Co., Ltd.                              150,000          1,617,350
  Sumitomo Rubber                                                       43,000            357,718
  Sumitomo Trust & Banking Co., Ltd.                                    21,000            129,088
  Suruga Bank, Ltd.                                                     87,000            574,425
  Suzuken Co., Ltd.                                                     54,000          1,685,214
  Taiheiyo Cement Corp.                                              1,209,800          2,642,448
  Taisei Corp.                                                       1,325,000          4,413,188
  Taiyo Yuden Co., Ltd.                                                 72,000          1,038,264
  Takara Standard Co., Ltd.                                            118,000            645,570
  Takashimaya Co., Ltd.                                                214,000          2,357,203
 #Takefuji Corp.                                                        35,920          2,390,002
  TDK Corp.                                                             10,100            709,085
  Teijin, Ltd.                                                         893,000          2,884,554
  Teikoku Oil Co., Ltd.                                                346,000          1,766,783
  Toda Corp.                                                           203,000            748,487
  Toho Bank, Ltd.                                                      254,000          1,010,175
  Tokai Tokyo Securities Co., Ltd.                                     155,000            447,237
  Tokuyama Corp.                                                       248,000          1,060,197
  Tokyo Broadcasting System, Inc.                                      113,500          2,013,658
 #Tokyo Steel Manufacturing Co., Ltd.                                   97,800          1,390,966
  Tokyo Style Co., Ltd.                                                133,000          1,504,229
 #Tokyo Tatemono Co., Ltd.                                             143,000            691,014
  Toppan Printing Co., Ltd.                                            441,000          5,366,365
  Toray Industries, Inc.                                               620,000          2,854,071
  Toshiba TEC Corp.                                                    181,000            787,527
  Tostem Inax Holding Corp.                                            160,000          3,278,680
  Toto, Ltd.                                                           247,000          2,654,223
 #Toyo Ink Manufacturing Co., Ltd.                                     174,000            703,334
  Toyo Seikan Kaisha, Ltd.                                             287,600          4,718,371
  Toyo Suisan Kaisha, Ltd.                                              64,000            773,366
  Toyota Auto Body Co., Ltd.                                            86,000          1,309,569
  Toyota Industries Corp.                                               76,500          1,668,275
 #Toyota Tsusho Corp.                                                  314,000          2,881,419

                                                                        SHARES             VALUE+
                                                                        ------             ------
  TV Asahi Corp.                                                           202   $        375,250
  UNY Co., Ltd.                                                        133,000          1,642,230
  Wacoal Corp.                                                         149,000          1,579,834
 #Yamagata Bank, Ltd.                                                  153,700            673,239
  Yamaguchi Bank, Ltd.                                                 133,000          1,355,800
  Yamanashi Chuo Bank, Ltd.                                            119,000            588,331
  Yamatake Corp.                                                        20,000            194,318
  Yamazaki Baking Co., Ltd.                                            155,000          1,436,047
  Yokogawa Electric Corp.                                              337,000          4,360,631
  Yokohama Rubber Co., Ltd.                                            410,000          1,508,010
  York-Benimaru Co., Ltd.                                               29,300            838,751
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $411,657,891)                                                                 425,533,004
                                                                                 ----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
    (Cost $20,787)                                                                         21,114
                                                                                 ----------------
TOTAL -- JAPAN
  (Cost $411,678,678)                                                                 425,554,118
                                                                                 ----------------
FRANCE -- (8.5%)
COMMON STOCKS -- (8.5%)
 #AGF (Assurances Generales de France SA)                              149,122          9,041,456
 #Air France                                                           143,423          2,346,271
  Air Liquide SA                                                         8,848          1,561,285
  Alcan, Inc.                                                           30,183          1,192,724
#*Alcatel SA                                                           195,750          2,820,740
#*Alstom SA                                                            185,169            212,840
  Arcelor SA                                                           167,800          2,815,999
  AXA                                                                  634,106         13,042,808
  BNP Paribas SA                                                       549,686         33,602,499
  Bongrain SA                                                            7,145            480,617
 *Cap Gemini SA                                                         89,951          3,450,082
#*Club Mediterranee SA                                                   8,962            379,658
 #Compagnie de Saint-Gobain                                            288,912         14,553,997
  Compagnie Francaise d'Etudes et de Construction Technip SA            10,990          1,480,578
  Credit Agricole SA                                                    27,709            681,356
  Eiffage SA                                                             6,954            541,060
  Esso SA                                                                  686             96,312
  Euler-Hermes SA                                                       10,354            571,483
 *Eurafrance                                                            18,000          1,106,386
 #Faurecia SA                                                           30,445          1,973,013
 #Fimalac SA                                                            46,887          1,832,765
  Fonciere Lyonnaise SA                                                 10,950            471,975
  France Telecom SA                                                    188,321          4,550,289
  Generale des Establissements Michelin SA Series B                    107,620          5,258,360
  Havas SA                                                             300,744          1,596,520
  Imerys SA                                                             11,000          2,502,481
  LaFarge SA                                                            62,037          5,319,155
  LaFarge SA Prime Fidelity                                             82,581          7,154,869
 #Lagardere S.C.A. SA                                                   10,900            665,814
 *Nexans                                                                 9,618            315,866
 #Peugeot SA                                                           233,374         13,179,063
 #Pinault Printemps Redoute SA                                          22,619          2,364,871
  Rallye SA                                                             18,020            912,719
 #Remy Cointreau SA                                                     56,022   $      1,870,576
  Renault SA                                                           121,719          9,070,115
  Rexel SA                                                              10,713            442,555
 *SA Des Galeries Lafayette                                                900            174,397
  Schneider SA                                                          63,451          4,274,219
 *Scor SA                                                              733,800          1,075,223
  SEB SA Prime Fidelity                                                  9,900          1,112,224
  Societe BIC SA                                                        52,288          2,268,319
 #Societe des Ciments de Francais                                       28,600          2,223,571
  Societe Generale, Paris                                              293,528         24,896,954
 #Suez (ex Suez Lyonnaise des Eaux)                                    296,563          5,775,385
  Thomson Multimedia                                                   129,923          2,479,132
  Valeo SA                                                              73,528          2,984,104
  Vallourec (Usines a Tubes de Lorraine
    Escaut et Vallourec Reunies)                                         4,504            392,968
#*Veolia Environnement SA                                               25,700            687,796
 *Vivendi Universal SA                                                 403,364         10,293,783
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $136,677,536)                                                                 208,097,232
                                                                                 ----------------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series B Warrants 11/30/05
    (Cost $7,244)                                                       18,020              3,759
                                                                                 ----------------
TOTAL  FRANCE
  (Cost $136,684,780)                                                                 208,100,991
                                                                                 ----------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
 *ABB, Ltd.                                                            335,400          1,880,058
 #Baloise-Holding                                                      190,560          7,679,424
  Bank Sarasin & Cie Series B, Basel                                       180            255,824
  Banque Cantonale Vaudoise                                             12,608          1,387,080
 #Berner Kantonalbank                                                   23,400          2,779,455
 *Ciba Spezialitaetenchemie Holding AG                                  56,300          3,846,625
  Cie Financiere Richemont AG Series A                               1,251,000         32,223,768
  Clariant AG                                                           19,200            265,074
  Converium Holding AG                                                  14,400            733,921
 *Credit Swisse Group                                                  128,200          4,410,505
 *Fischer (Georg) AG, Schaffhausen                                       1,280            279,066
 #Givaudan SA                                                            3,952          2,113,439
 #Helvetia Patria Holding                                               16,301          2,867,348
 #Holcim, Ltd.                                                         199,770         10,396,504
 #Jelmoli Holding AG                                                       500            625,759
 #Luzerner Kantonalbank AG                                              14,627          2,337,061
 #Pargesa Holding SA, Geneve                                             1,935          5,565,147
 #PSP Swiss Property AG                                                109,600          3,822,181
 #Rieters Holdings AG                                                    7,860          1,993,377
  Sig Holding AG                                                        44,130          7,549,197
#*Sika Finanz AG, Baar                                                   3,828          1,924,356
 #St. Galler Kantonalbank                                               14,319          2,879,750
#*Swiss Life AG                                                        124,240         15,660,232
  Swiss Reinsurance Co., Zurich                                         18,800          1,167,036
 *Syngenta AG                                                          152,500         12,097,295
#*Unaxis Holding AG                                                     45,400          5,141,601
#*Valiant Holding AG                                                    39,295          3,270,942
 #Valora Holding AG                                                     12,170          2,881,408

                                                                        SHARES             VALUE+
                                                                        ------             ------
*Zurich Financial SVCS AG                                              67,906    $     10,684,280
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $107,900,215)                                                                 148,717,713
                                                                                 ----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
    (Cost $1,007,353)                                                                   1,035,109
                                                                                 ----------------
TOTAL  SWITZERLAND
  (Cost $108,907,568)                                                                 149,752,822
                                                                                 ----------------
GERMANY -- (5.4%)
COMMON STOCKS -- (5.4%)
 #Aachener und Muenchener
    Beteiligungs AG                                                     32,773          2,365,409
 #Aareal Bank AG                                                        22,825            773,722
  Allianz AG                                                             5,000            522,715
 *Bankgesellschaft Berlin AG                                           233,550            569,824
  BASF AG                                                              386,050         19,783,712
  Bayer AG                                                             280,139          8,022,055
 *Bayerische Vereinsbank AG                                            485,020          8,193,305
 #BHW Holding AG                                                        34,600            540,214
 #Bilfinger & Berger Bau AG                                             23,702            779,430
  Commerzbank AG                                                       408,050          6,665,331
 #DaimlerChrysler AG                                                   219,282          9,759,496
 #Deutsche Bank AG                                                     359,305         28,283,407
  Deutsche Lufthansa AG                                                319,477          4,587,451
  E.ON AG                                                                7,600            529,503
 *Fraport AG                                                            63,708          1,842,234
 #Fresenius Medical Care AG                                             27,600          2,041,697
 #*Heidelberger Druckmaschinen AG                                       38,167          1,209,797
  Heidelberger Zement AG                                                64,373          2,835,953
 #Hochtief AG                                                           56,150          1,232,333
 *Hypo Real Estate Holding AG                                           84,277          2,369,101
 #IVG Immobilien AG                                                     30,276            349,823
 #Karstadt Quelle AG                                                    30,734            634,785
 #Linde AG                                                              77,043          3,989,632
 #MAN AG                                                                88,000          3,250,554
  Merck KGAA                                                            36,000          2,007,356
  MG Technologies AG                                                   135,773          1,766,950
 #Preussag AG                                                          115,227          2,236,610
  Salzgitter AG                                                         13,041            154,880
  SCA Hygiene Products AG                                                3,550          1,300,620
  ThyssenKrupp AG                                                      290,691          4,862,280
 *Vattenfall Europe AG                                                  94,898          2,955,912
  Volkswagen AG                                                        120,547          5,280,608
                                                                                 ----------------
TOTAL -- GERMANY
  (Cost $125,815,346)                                                                 131,696,699
                                                                                 ----------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.8%)
  Amcor, Ltd.                                                          126,820            587,802
  AMP Limited                                                        1,026,451          4,079,874
  Ansell, Ltd.                                                         303,463          1,708,852
  APN News & Media, Ltd.                                               486,363          1,418,593
  AWB, Ltd.                                                            345,296          1,207,045
  AXA Asia Pacific Holdings, Ltd.                                    2,837,724          6,872,505
  BHP Steel Ltd                                                      1,252,100          5,536,152
  Boral, Ltd.                                                          899,150          3,760,136
  Caltex Australia, Ltd.                                               440,369          2,714,191
  Commonwealth Bank of Australia                                        48,696   $      1,140,569
  CSR, Ltd.                                                          1,514,337          2,084,174
  Downer Group, Ltd.                                                   216,113            484,787
  Futuris Corp., Ltd.                                                  456,719            505,165
  Insurance Australiz Group, Ltd.                                    1,428,272          4,641,130
 #Lend Lease Corp., Ltd.                                               568,460          4,073,668
  Lion Nathan, Ltd.                                                    871,345          4,102,395
  Mayne Group, Ltd.                                                  1,280,958          2,736,434
  Mirvac, Ltd.                                                       1,140,163          3,452,949
  Onesteel, Ltd.                                                       436,697            700,279
  Orica, Ltd.                                                          352,900          3,685,332
  Origin Energy, Ltd.                                                  686,245          2,582,446
  Paperlinx, Ltd.                                                      727,704          2,526,782
  Publishing and Broadcasting, Ltd.                                    579,260          5,098,686
 #Quantas Airways, Ltd.                                              3,042,351          7,448,311
  Rinker Group, Ltd.                                                 1,155,484          6,177,109
  Santos, Ltd.                                                         953,246          4,610,445
 #Seven Network, Ltd.                                                  383,865          1,396,206
 *Southcorp, Ltd.                                                    1,146,542          2,585,702
 *Stockland Trust Group                                                    735              2,743
  Stockland Trust Group                                                 21,349             80,393
  WMC Resources, Ltd.                                                1,760,061          5,798,458
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $64,985,485)                                                                   93,799,313
                                                                                 ----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
  (Cost $23,400)                                                                         21,915
                                                                                 ----------------
TOTAL  AUSTRALIA
  (Cost $65,008,885)                                                                   93,821,228
                                                                                 ----------------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
  ABN-AMRO Holding NV                                                  676,189         14,402,913
  Aegon NV                                                             822,637          9,934,972
 *Air France                                                            18,150            294,780
  AM NV                                                                 61,661            541,577
  Buhrmann NV                                                           94,439            899,882
  DSM NV                                                                78,837          3,893,093
#*Hagemeyer NV                                                         342,825            734,022
 *Hunter Douglas NV                                                     34,696          1,617,050
  ING Groep NV                                                       1,552,333         35,065,385
 *Koninklijke Ahold NV                                                 411,500          3,219,002
  Koninklijke KPN NV                                                   278,922          2,028,813
  Koninklijke Nedlloyd NV                                               12,142            370,285
  Koninklijke Philips Electronics NV                                   405,906         11,086,373
  New Skies Satellites NV                                               52,400            424,180
  Nutreco Holding NV                                                    23,646            726,902
  NV Holdingsmij de Telegraaf                                            6,800            150,573
  Oce NV                                                                60,734            903,874
  Vedior NV                                                             46,388            691,658
 *Versatel Telecom International NV                                    323,150            644,450
  VNU NV                                                               168,736          4,968,415
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $60,608,176)                                                                   92,598,199
                                                                                 ----------------
RIGHTS/WARRANTS -- (0.0%)
 *Air France Warrants 11/06/07                                          16,500             20,753
 *AM NV Coupons 06/04/04                                                61,661                  0

                                                                        SHARES             VALUE+
                                                                        ------             ------
 *ING Groep NV Coupons 06/17/05                                      1,552,333   $              0
                                                                                 ----------------
TOTAL RIGHTS/WARRANTS
  (Cost $21,343)                                                                           20,753
                                                                                 ----------------
TOTAL  NETHERLANDS
  (Cost $60,629,519)                                                                   92,618,952
                                                                                 ----------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 #Acerinox SA                                                           65,340          3,580,706
 #Arcelor SA                                                            30,000            503,953
  Autopistas Concesionaria Espanola SA                                 905,074         15,258,004
  Banco de Andalucia                                                       900             79,548
  Banco de Sabadell SA                                                 154,021          3,170,801
 #Banco Pastor SA                                                       59,400          1,762,479
  Cementos Portland SA                                                  21,016          1,260,678
  Corporacion Mapfre Compania Internacional de Reaseguros SA           146,555          1,667,765
  Ebro Puleva SA                                                       116,168          1,416,324
  Endesa SA, Madrid                                                    308,964          5,703,723
 #Gas Natural SA, Buenos Aires                                          21,400            511,286
 #Iberdrola SA                                                         535,000         10,793,336
 #Iberia Lineas Aereas de Espana SA                                    617,500          1,773,522
  Inmobiliaria Colonial SA ICSA                                         41,300          1,001,296
 #Inmobiliaria Urbis SA                                                 96,328          1,065,716
 #Metrovacesa SA                                                       109,351          4,190,161
  Repsol SA                                                            496,967         10,514,033
  Sociedad General de Aguas de Barcelona SA                            107,683          1,793,055
 *Sociedad General de Aguas de Barcelona SA                                737             12,366
 #Sol Melia SA                                                         142,463          1,226,953
  Union Fenosa SA                                                      230,000          4,906,580
 #Vallehermoso SA                                                       45,000            662,610
                                                                                 ----------------
TOTAL  SPAIN
  (Cost $44,543,185)                                                                   72,854,895
                                                                                 ----------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
#*Alitalia Linee Aeree Italiane SpA Series A                         6,690,000          1,916,746
 *Banca Antoniana Popolare Veneta SpA                                   83,000          1,655,360
  Banca Monte Dei Paschi di Siena SpA                                1,623,479          5,035,105
 *Banca Nazionale del Lavoro SpA                                     1,652,352          3,462,165
 #Banca Popolare di Lodi Scarl                                         374,206          3,428,369
 #Banca Popolare di Milano                                             665,400          3,915,990
  Banca Popolare Rights                                                 57,990            531,109
 #Benetton Group SpA                                                   181,249          2,052,994
  Buzzi Unicem SpA                                                      67,793            891,483
 #Caltagirone Editore SpA                                              222,304          1,692,017
  Capitalia SpA                                                      2,910,876          8,603,926
  CIR SpA (Cie Industriale Riunite), Torino                            500,000          1,017,041
 #Compagnia Assicuratrice Unipol SpA                                   452,120          1,764,618
#*E.Biscom SpA                                                          16,000            930,834
#*Edison SpA                                                           899,081          1,557,540
  Erg SpA                                                              295,000          1,855,359
  Ericsson SpA                                                          20,069            796,765
#*Fiat SpA                                                           1,054,970   $      7,472,748
#*IFIL Finanziaria Partecipazioni SpA                                1,368,874          4,849,708
 #Italcementi SpA                                                      444,060          5,556,122
 #Italmobiliare SpA, Milano                                             33,664          1,572,078
  Manifattura Lane Gaetano Marzotto & Figli SpA                          5,573             63,806
  Milano Assicurazioni SpA                                             182,000            685,056
 #Pirelli & Co. SpA                                                  1,486,658          1,525,436
 #SAI SpA (Sta Assicuratrice Industriale), Torino                      167,605          3,728,705
  San Paolo-IMI SpA                                                    121,701          1,393,518
 #Societe Cattolica di Assicurazoni Scarl SpA                            8,800            341,886
 #Telecom Italia SpA                                                 1,209,533          3,709,241
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $77,211,453)                                                                   72,005,725
                                                                                 ----------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
    (Cost $0)                                                           51,693             11,459
                                                                                 ----------------
TOTAL  ITALY
  (Cost $77,211,453)                                                                   72,017,184
                                                                                 ----------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 *Ainax AB                                                              40,367          1,133,020
#*Bostads AB Drott                                                      28,050            504,168
  Carbo AB                                                               2,900             71,692
  Castellum AB                                                           4,100             96,709
#*Drott Series AB                                                      131,600          1,840,563
  Gambro AB Series A                                                   451,900          4,076,681
  Gambro AB Series B                                                   129,800          1,153,281
  Holmen AB Series A                                                     6,300            189,771
  Holmen AB Series B                                                   120,100          3,442,765
  NCC AB Series B                                                       59,700            504,412
  Nordic Baltic Holdings AB                                            372,600          2,524,914
  Skandinaviska Enskilda Banken Series A                               196,000          2,826,139
  Skandinaviska Enskilda Banken Series C                                 9,800            137,446
  SSAB Swedish Steel Series A                                          121,600          2,034,049
  SSAB Swedish Steel Series B                                           37,700            610,193
  Svenska Cellulosa AB Series A                                         19,000            735,884
  Svenska Cellulosa AB Series B                                        194,900          7,552,395
  Svenska Kullagerfabriken AB Series A                                  22,650            819,199
  Svenska Kullagerfabriken AB Series B                                  29,700          1,083,585
 #Telia AB                                                             255,500          1,080,122
  Trelleborg AB Series B                                               103,600          1,877,706
 #Volvo AB Series A                                                    212,100          6,614,231
 #Volvo AB Series B                                                    413,600         13,520,720
  Whilborg Fastigheter AB Class B                                       35,800            466,127
                                                                                 ----------------
TOTAL  SWEDEN
  (Cost $42,136,221)                                                                   54,895,772
                                                                                 ----------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
  Fortum Oyj                                                         1,071,385         12,579,654
  Huhtamaki Van Leer Oyj                                                 2,300             30,179

                                                                        SHARES             VALUE+
                                                                        ------             ------
 #Kemira Oyj                                                           101,377   $      1,280,469
  Kesko Oyj                                                            157,000          3,090,975
  Metso Oyj                                                            219,166          2,684,084
  M-real Oyj Series B                                                  253,400          2,156,183
  Okobank Class A                                                       65,000            646,379
  Outokumpu Oyj Series A                                               351,300          5,322,314
  Rautaruukki Oyj Series K                                              12,900             96,037
  Stora Enso Oyj Series R                                              595,800          7,722,494
  Upm-Kymmene Oyj                                                       83,100          1,492,540
  Wartsila Corp. Oyj Series B                                           39,600            808,722
                                                                                 ----------------
TOTAL -- FINLAND
  (Cost $24,875,652)                                                                   37,910,030
                                                                                 ----------------
HONG KONG -- (1.5%)
COMMON STOCKS -- (1.5%)
  Cheung Kong Holdings, Ltd.                                           162,000          1,216,764
  China Overseas Land & Investment, Ltd.                             1,864,000            305,826
  China Travel International Investment, Ltd.                          680,000            119,479
 #Chinese Estates Holdings, Ltd.                                        44,000             23,378
  Great Eagle Holdings, Ltd.                                            94,000            146,264
 #Hang Lung Development Co., Ltd.                                    1,765,000          2,400,392
  Hang Lung Properties, Ltd.                                           624,500            812,550
  Henderson Land Development Co., Ltd.                                 123,000            529,967
  Hong Kong and Shanghai Hotels, Ltd.                                  225,500            130,054
  Hopewell Holdings, Ltd.                                              906,000          1,575,933
  Hutchison Whampoa, Ltd.                                              217,000          1,467,269
  Hysan Development Co., Ltd.                                        1,434,699          2,309,173
  I-Cable Communications, Ltd.                                         325,121            124,918
 #Kerry Properties, Ltd.                                             1,610,884          2,606,259
  New Asia Realty & Trust Co., Ltd.                                    140,000             52,872
  New World Development Co., Ltd.                                    1,269,649            984,974
  Shanghai Industrial Holdings Ltd.                                    545,000          1,010,000
 #Shangri-La Asia, Ltd.                                              3,149,482          3,093,937
  Shun Tak Holdings, Ltd.                                              134,000             54,545
 #Sino Land Co., Ltd.                                                6,239,407          3,638,909
  Tsim Sha Tsui Properties, Ltd.                                       472,000            575,844
  Wharf Holdings, Ltd.                                               3,251,214          9,164,226
  Wheelock and Co., Ltd.                                             3,128,000          3,748,765
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $41,233,673)                                                                   36,092,298
                                                                                 ----------------
RIGHTS/WARRANTS -- (0.0%)
 *China Travel International Investment, Ltd. Warrants 05/31/06
    (Cost $0)                                                          136,000                  0
                                                                                 ----------------
TOTAL -- HONG KONG
  (Cost $41,233,673)                                                                   36,092,298
                                                                                 ----------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  Allied Irish Banks P.L.C.                                            141,102          1,998,999
  Bank of Ireland P.L.C.                                                99,637          1,179,578
  CRH P.L.C.                                                           279,359          5,933,437
 *Elan Corp. P.L.C.                                                    690,634         16,309,681
  Irish Permanent P.L.C.                                               186,115   $      2,800,171
                                                                                 ----------------
TOTAL -- IRELAND
  (Cost $12,849,099)                                                                   28,221,866
                                                                                 ----------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
  Ackermans & Van Haaren SA                                              4,187             99,981
 #Algemene Mij Voor Nijverheidskredit Almanij                           74,928          4,545,058
 #Banque Nationale de Belgique                                           1,049          3,583,170
  Bekaert SA                                                             2,787            161,051
  Cofinimmo SA                                                           1,108            142,068
#*Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                 88,564          4,140,848
 #Dexia SA                                                              87,003          1,456,158
  D'Ieteren SA                                                             431             85,797
  Groupe Bruxelles Lambert                                              55,500          3,428,987
 *ING Bank Belgium NV                                                      128                  4
  Nationale a Portefeuille                                               4,029            568,411
  Sofina SA                                                             10,500            529,160
 #Suez (ex Suez Lyonnaise des Eaux)                                     95,400          1,850,319
 #Tessenderlo Chemie                                                    31,155          1,090,587
#*Umicore-Strip VVPR                                                     2,009                367
  Union Miniere SA                                                      54,327          3,298,083
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $21,735,276)                                                                   24,980,049
                                                                                 ----------------
RIGHTS/WARRANTS -- (0.0%)
 *Cofinimmo SA Rights 06/11/04
    (Cost $0)                                                            1,108                  0
                                                                                 ----------------
TOTAL -- BELGIUM
  (Cost $21,735,276)                                                                   24,980,049
                                                                                 ----------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
  Carlsberg A.S. Series B                                               32,525          1,591,566
  Codan A.S.                                                            28,400          1,190,252
  Danisco A.S.                                                          29,530          1,399,523
  Danske Bank A.S.                                                     395,753          8,998,165
 *Jyske Bank A.S.                                                       22,300          1,175,746
  Nordea AB                                                            475,918          3,245,559
  Rockwool, Ltd.                                                         6,850            281,287
  Tele Danmark A.S.                                                     99,350          3,351,691
                                                                                 ----------------
TOTAL -- DENMARK
  (Cost $14,826,540)                                                                   21,233,789
                                                                                 ----------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  DBS Group Holdings, Ltd.                                             357,000          2,954,705
  Fraser & Neave, Ltd.                                                 507,290          4,023,360
  Haw Par Brothers International, Ltd.                                   2,698              7,409
  Keppel Corp., Ltd.                                                   855,000          3,343,117
 #Neptune Orient Lines, Ltd.                                           801,000          1,009,059
  Overseas Chinese Banking Corp., Ltd.                                  94,000            662,427
  Sembcorp Industries, Ltd.                                            400,000            338,608
  Singapore Airlines, Ltd.                                             617,000          3,810,654
  Singapore Land, Ltd.                                                 133,000            301,943
  United Overseas Bank, Ltd.                                            66,000            503,724

                                                                        SHARES             VALUE+
                                                                        ------             ------
 #United Overseas Land, Ltd.                                           259,000   $        344,575
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $13,210,685)                                                                   17,299,581
                                                                                 ----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
    (Cost $7,704)                                                                           7,821
                                                                                 ----------------
TOTAL -- SINGAPORE
  (Cost $13,218,389)                                                                   17,307,402
                                                                                 ----------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Aker Kvaerner ASA                                                     46,100            736,061
  Den Norske Bank ASA Series A                                         606,394          3,847,441
  Norsk Hydro ASA                                                       16,700          1,036,330
  Norske Skogindustrier ASA Series A                                   163,300          2,722,389
 #Storebrand ASA                                                       201,500          1,353,445
 *Yara International ASA                                                16,700            123,919
                                                                                 ----------------
TOTAL -- NORWAY
  (Cost $8,187,301)                                                                     9,819,585
                                                                                 ----------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Agricultural Bank of Greece S.A.                                     123,600            860,524
  Alpha Credit Bank                                                     35,040            916,728
  Bank of Greece                                                         8,520            900,526
  Bank of Piraeus S.A.                                                   4,600             53,590
  Commercial Bank of Greece                                             44,760          1,185,010
  EFG Eurobank Ergasias S.A.                                            60,097          1,337,660
  Hellenic Petroleum S.A.                                              159,140          1,216,321
  Hellenic Tellecommunication Organization Co. S.A.                    140,460          1,845,612
  Intracom S.A.                                                         92,390            464,799
  National Bank of Greece                                               15,520            467,402
                                                                                 ----------------
TOTAL -- GREECE
  (Cost $7,870,638)                                                                     9,248,172
                                                                                 ----------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Banco Comercial Portugues SA                                         195,400            452,850
  BPI SGPS SA                                                          202,800            739,958
  Cimpor Cimentos de Portugal SA                                       503,265          2,640,397
  Portucel-Empresa Produtora de Pasta de Papel SA                    1,442,478          2,429,895
                                                                                 ----------------
TOTAL -- PORTUGAL
  (Cost $5,351,923)                                                                     6,263,100
                                                                                 ----------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
  Bohler Uddeholm AG                                                     6,402            488,199
  OMV AG                                                                 5,913          1,036,949
  Voestalpine AG                                                        62,211          2,775,952
  Wienerberger AG                                                       16,123            546,392
                                                                                 ----------------
TOTAL -- AUSTRIA
  (Cost $3,477,881)                                                                     4,847,492
                                                                                 ----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Auckland International Airport, Ltd.                                  99,828   $        421,080
  Carter Holt Harvey, Ltd.                                           2,429,700          2,991,974
  Fletcher Building, Ltd.                                              171,130            474,829
                                                                                 ----------------
TOTAL COMMON STOCKS
  (Cost $3,707,347)                                                                     3,887,883
                                                                                 ----------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
    (Cost $6,846)                                                                           6,639
                                                                                 ----------------
TOTAL  NEW ZEALAND
  (Cost $3,714,193)                                                                     3,894,522
                                                                                 ----------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad                                                   691,000                  0
                                                                                 ----------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
    (Cost $881,605)                                                                       886,023
                                                                                 ----------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (19.3%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    0.89%, 06/01/04 (Collateralized by $31,615,000 FMC
    Discount Notes 1.13%, 08/12/04, valued at $31,535,963)
    to be repurchased at $31,071,072
    (Cost $31,068,000)                                         $        31,068         31,068,000
  Repurchase Agreement, Deutsche
    Bank Securities 1.00%, 06/01/04 (Collateralized by
    $534,822,356 U.S. Treasury Obligations rates ranging
    from 7.50% to 8.75%, maturities ranging from 11/15/16 to
    08/15/20, valued at $660,863,438) to be repurchased at
    $442,051,058
    (Cost $442,001,947)^                                               442,002        442,001,947
                                                                                 ----------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $473,069,947)                                                                 473,069,947
                                                                                 ----------------
TOTAL INVESTMENTS-- (100.0%)
  (Cost $2,082,684,554)++                                                        $  2,449,898,522
                                                                                 ================

----------
+    See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $2,082,875,007.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $419,174 of securities on loan)               $    2,449,899
Cash                                                                                      15
Receivables:
   Investment Securities Sold                                                          3,463
   Dividends, Interest and Tax Reclaims                                                8,315
   Fund Shares Sold                                                                      812
   Securities Lending Income                                                             371
Prepaid Expenses and Other Assets                                                         13
                                                                              --------------
      Total Assets                                                                 2,462,888
                                                                              --------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                   442,002
   Investment Securities Purchased                                                     3,476
   Fund Shares Redeemed                                                                  335
   Due to Advisor                                                                        324
Accrued Expenses and Other Liabilities                                                   219
                                                                              --------------
      Total Liabilities                                                              446,356
                                                                              --------------
NET ASSETS                                                                    $    2,016,532
                                                                              ==============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                       144,560,171
                                                                              ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $        13.95
                                                                              ==============
Investments at Cost                                                           $    2,082,685
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                               $    1,583,131
Accumulated Net Investment Income (Loss)                                              19,141
Accumulated Net Realized Gain (Loss)                                                  47,022
Accumulated Net Realized Foreign Exchange Gain (Loss)                                      4
Unrealized Appreciation (Depreciation) from Investment Securities and
   Foreign Currency                                                                  367,214
Unrealized Net Foreign Exchange Gain (Loss)                                               20
                                                                              --------------
      Total Net Assets                                                        $    2,016,532
                                                                              ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,065)                        $       27,015
   Interest                                                                              115
   Income from Securities Lending                                                      1,369
                                                                              --------------
          Total Investment Income                                                     28,499
                                                                              --------------

EXPENSES
   Investment Advisory Services                                                        1,881
   Accounting & Transfer Agent Fees                                                      483
   Custodian Fees                                                                        290
   Legal Fees                                                                              6
   Audit Fees                                                                              7
   Shareholders' Reports                                                                  11
   Trustees' Fees and Expenses                                                             4
   Other                                                                                  27
                                                                              --------------
          Total Expenses                                                               2,709
                                                                              --------------
   NET INVESTMENT INCOME (LOSS)                                                       25,790
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                             50,698
   Net Realized Gain (Loss) on Foreign Currency Transactions                               4
   Change in Unrealized Appreciation (Depreciation) of Investment
      Securities and Foreign Currency                                                134,458
   Translation of Foreign Currency Denominated Amounts                                  (180)
                                                                              --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                     184,980
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $      210,770
                                                                              ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS         YEAR
                                                                                  ENDED            ENDED
                                                                                  MAY 31         NOV. 30,
                                                                                   2004            2003
                                                                              --------------  --------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $       25,790  $       31,730
   Net Realized Gain (Loss) on Investment Securities Sold                             50,698          (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                               4             205
   Change in Unrealized Appreciation (Depreciation) of Investment
      Securities and Foreign Currency                                                134,458         379,196
   Translation of Foreign Currency Denominated Amounts                                  (180)            114
                                                                              --------------  --------------
          Net Increase (Decrease) in Net Assets Resulting from Operations            210,770         407,705
                                                                              --------------  --------------

Distributions From:
   Net Investment Income                                                              (7,625)        (30,082)
   Net Short-Term Gains                                                                   --              --
   Net Long-Term Gains                                                                    --          (1,177)
                                                                              --------------  --------------
          Total Distributions                                                         (7,625)        (31,259
                                                                              --------------  --------------

Capital Share Transactions (1):
   Shares Issued                                                                     292,065         542,740
   Shares Issued in Lieu of Cash Distributions                                         7,625          31,258
   Shares Redeemed                                                                   (91,081)       (471,133)
                                                                              --------------  --------------
          Net Increase (Decrease) from Capital Share Transactions                    208,609         102,865
                                                                              --------------  --------------
          Total Increase (Decrease)                                                  411,754         479,311
                                                                              --------------  --------------

NET ASSETS
   Beginning of Period                                                             1,604,778       1,125,467
                                                                              --------------  --------------
   End of Period                                                              $    2,016,532  $    1,604,778
                                                                              ==============  ==============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                   21,290          53,795
      Shares Issued in Lieu of Cash Distributions                                        583           2,986
      Shares Redeemed                                                                 (6,742)        (47,941)
                                                                              --------------  --------------
                                                                                      15,131           8,840
                                                                              ==============  ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS         YEAR           YEAR           YEAR            YEAR          YEAR
                                             ENDED           ENDED          ENDED          ENDED           ENDED         ENDED
                                            MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,      NOV. 30,
                                             2004             2003           2002           2001            2000          1999
                                          -----------     -----------    -----------    -----------    -----------    -----------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     12.40     $      9.33    $     10.15    $     12.07    $     13.18    $     11.95
                                          -----------     -----------    -----------    -----------    -----------    -----------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.18            0.27           0.24           0.27           0.27           0.28
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                  1.43            3.06          (0.78)         (1.49)         (0.31)          1.29
                                          -----------     -----------    -----------    -----------    -----------    -----------
Total from Investment Operations                 1.61            3.33          (0.54)         (1.22)         (0.04)          1.57
                                          -----------     -----------    -----------    -----------    -----------    -----------

LESS DISTRIBUTIONS
   Net Investment Income                        (0.06)          (0.25)         (0.25)         (0.27)         (0.26)         (0.31)
   Net Realized Gains                              --           (0.01)         (0.03)         (0.43)         (0.81))        (0.03)
                                          -----------     -----------    -----------    -----------    -----------    -----------
Total Distributions                             (0.06)          (0.26)         (0.28)         (0.70)         (1.07)         (0.34)
                                          -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period            $     13.95     $     12.40    $      9.33    $     10.15    $     12.07    $     13.18
                                          ===========     ===========    ===========    ===========    ===========    ===========
Total Return                                    13.00%#         36.24%         (5.53)%       (10.75)%        (0.51)%        13.27%

Net Assets, End of Period (thousands)     $ 2,016,532     $ 1,604,778    $ 1,125,467    $ 1,208,100    $ 1,553,481    $ 1,660,377
Ratio of Expenses to Average Net Assets          0.29%*          0.30%          0.30%          0.29%          0.29%          0.29%
Ratio of Net Investment Income to
   Average Net Assets                            2.74%*          2.61%          2.36%          2.32%          2.13%          2.17%
Portfolio Turnover Rate                             5%#            14%            18%             6%             9%             6%

----------
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $26,286.

      4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

      5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

      6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                             $   315,813
               Sales                                                      92,912

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E.  FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

               Gross Unrealized Appreciation                         $   474,540
               Gross Unrealized Depreciation                            (107,516)
                                                                     -----------
               Net                                                   $   367,024
                                                                     ===========

      For federal income tax purposes, the Trust measures its capital loss carryfowards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward of approximately $3,507,000 which expires on November 30, 2011.

      Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, The Series had unrealized appreciation/depreciation (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2004.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

G.  SECURITIES LENDING:

      As of May 31, 2004, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect:
(310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGARdatabase on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

This item is not applicable. This item is applicable only for periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10.  CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

  (a)   This item is not applicable.

  (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.


By:    /s/ David G. Booth
       ----------------------------------
       David G. Booth
       Chairman, Director, President,
       Chief Executive Officer and Chief Investment Officer

Date:  August 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       ----------------------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Investment Group Inc.

Date:  August 6, 2004


By:    /s/ Michael T. Scardina
       ----------------------------------
       Michael T. Scardina
       Principal Financial Officer
       Dimensional Investment Group Inc.

Date:  August 6, 2004